UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5028

PIMCO Funds: Pacific Investment Management Series

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (949) 720-4761

Date of fiscal year end: March 31

Date of reporting period: April 1, 2004 – September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

•	PIMCO Funds—Institutional and Administrative Classes

•	PIMCO Bond Funds—A, B, and C Classes

•	PIMCO Bond Funds—Class D

•	PIMCO Bond Funds—Class R

•	PIMCO Funds—Strategic Markets Funds—Institutional and Administrative Classes

•	PIMCO Real Return Strategy & IndexPLUS Funds—A, B, and C Classes

•	PIMCO Municipal Bond Funds—A, B, and C Classes

•	PIMCO Total Return Fund—Institutional and Administrative Classes

•	PIMCO Total Return Fund—A, B, and C Classes

•	PIMCO Total Return Fund—Class D

•	Private Account Portfolio Series

PIMCO Funds:
SEMI-ANNUAL REPORT	Pacific Investment Management Series
September 30, 2004

Share Classes	California Intermediate Municipal Bond Fund
Ins Institutional	California Municipal Bond Fund
Adm Administrative	Convertible Fund
Diversified Income Fund
Emerging Markets Bond Fund
European Convertible Fund
Floating Income Fund
Foreign Bond Fund (Unhedged)
Foreign Bond Fund (U.S. Dollar-Hedged)
Global Bond Fund (Unhedged)
Global Bond Fund (U.S. Dollar-Hedged)
GNMA Fund
High Yield Fund
Investment Grade Corporate Bond Fund
Long-Term U.S. Government Fund
Low Duration Fund
Low Duration Fund II
Low Duration Fund III
Moderate Duration Fund
Money Market Fund
Municipal Bond Fund
New York Municipal Bond Fund
Real Return Fund
Real Return Fund II
Short Duration Municipal Income Fund
Short-Term Fund
StocksPLUS Fund
Total Return Fund II
Total Return Fund III
Total Return Mortgage Fund

The Semi-Annual Reports for other PIMCO Funds: Pacific Investment Management Series (“PIMS”) Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the PIMCO Funds: Pacific Investment Management Series (“the Trust”). Assets in the Trust stood at $165 billion as of September 30, 2004, the Trust’s fiscal half-year end.

During the six-month period, the Trust continued to enhance its bond fund offerings by launching the PIMCO Floating Income Fund. This Fund focuses on securities whose income tends to rise when interest rates are rising, which may help mitigate interest rate risk. In addition, in keeping with the Trust’s Board of Trustees’ long-standing practice of reviewing fees, the Board determined to lower certain fees of the PIMCO Money Market, Real Return Asset, and Short Duration Municipal Income Funds. The fee reductions were effective on October 1, 2004.

Bonds rallied in third quarter 2004 as the economy slowed, hitting what Federal Reserve Chairman Alan Greenspan called a “soft patch.” Weak employment growth and expectations of lower inflation prompted a decrease in interest rates, which boosted all bond market sectors. The third quarter was essentially a reversal of the second quarter, when a stronger labor market and anticipation that the Federal Reserve would begin tightening caused interest rates to move higher. During the semi-annual period, the Fed initiated three 0.25% rate increases. Bond market gains in the third quater 2004 came despite two of those rate hikes, and the federal funds rate ended the six-month period at 1.75%. The Fed also indicated it would raise rates in the future at a “measured” pace as it attempts to move toward a neutral policy stance that neither restrains nor stimulates the economy.

The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 3.20% in the third quarter 2004 but only 0.67% for the semi-annual April through September period. The yield on the benchmark ten-year Treasury fell 0.46% during the third quarter, but rose 0.28% for the six-month reporting period to end at 4.12%. While yields on all but the very shortest maturity securities fell during the third quarter, ten-year yields fell the most, causing the two- to ten-year portion of the yield curve to flatten. This flattening suggested that bond markets were not optimistic about the economy’s forward growth prospects.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those main factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our mutual fund website at www.pimcoadvisors.com or PIMCO’s investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2004

09.30.04 | PIMCO Funds Semi-Annual Report 1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds: Pacific Investment Management Series prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax.

The credit quality of the investments in the Funds’ portfolios does not apply to the stability or safety of the Funds.

On each individual Fund Summary page in this Semi-Annual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Diversified Income Fund changed its primary benchmark index from the blended index of 1/3 weight in each of the following indices: the Lehman Brothers Global Credit Hedged USD Index, the Merrill Lynch Global High Yield BB-B Rated Index (Hedged to USD), and the J.P. Morgan EMBI Global Index to the Lehman Brothers Global Credit Hedged USD Index. The Lehman Global Credit Index more closely reflects the universe of securities in which the Fund invests.

Information about how the Funds voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 is available without charge, upon request, by calling the Funds at 1-866-746-2606, visiting our website at http://www.pimco.com and on the SEC’s website at http://www.sec.gov. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Funds at 1-866-746-2606 and on the SEC’s website at http://www.sec.gov.

Beginning with the third quarter of the fiscal year ending March 31, 2005, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of the fiscal year on Form N-Q, which will be available on the SEC’s website at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-866-746-2606 or visiting our website at http://www.pimco.com. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

PIMCO Funds are distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco.com, (800) 927-4648.

2  PIMCO Funds Semi-Annual Report   |  09.30.04

Important Information (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 04/01/04 to 09/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increase in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expense].

09.30.04 | PIMCO Funds Semi-Annual Report 3

PIMCO California Intermediate Municipal Bond Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	California Intermediate Municipal Bond Fund Institutional Class	Lehman Brothers California Intermediate Municipal Bond Index
08/31/1999	5,000,000	5,000,000
09/30/1999	5,035,313	5,032,226
10/31/1999	4,998,038	4,998,933
11/30/1999	5,040,593	5,039,949
12/31/1999	5,018,422	4,993,778
01/31/2000	5,034,390	5,022,020
02/29/2000	5,066,955	5,049,614
03/31/2000	5,158,118	5,123,805
04/30/2000	5,145,459	5,084,685
05/31/2000	5,170,144	5,098,594
06/30/2000	5,268,173	5,213,479
07/31/2000	5,337,733	5,284,702
08/31/2000	5,414,917	5,366,904
09/30/2000	5,398,442	5,336,141
10/31/2000	5,433,154	5,367,516
11/30/2000	5,459,904	5,391,707
12/31/2000	5,550,991	5,478,058
01/31/2001	5,641,724	5,575,379
02/28/2001	5,650,896	5,574,139
03/31/2001	5,704,668	5,599,284
04/30/2001	5,613,264	5,497,471
05/31/2001	5,710,997	5,593,307
06/30/2001	5,745,338	5,626,035
07/31/2001	5,815,154	5,718,190
08/31/2001	5,932,622	5,823,251
09/30/2001	5,927,320	5,807,057
10/31/2001	5,957,864	5,872,822
11/30/2001	5,932,819	5,806,573
12/31/2001	5,886,709	5,745,693
01/31/2002	5,969,953	5,862,893
02/28/2002	6,023,027	5,932,739
03/31/2002	5,941,465	5,790,033
04/30/2002	6,037,492	5,919,977
05/31/2002	6,087,678	5,977,980
06/30/2002	6,127,822	6,032,123
07/31/2002	6,153,332	6,104,464
08/31/2002	6,187,057	6,192,181
09/30/2002	6,295,670	6,335,395
10/31/2002	6,186,051	6,170,863
11/30/2002	6,190,534	6,172,377
12/31/2002	6,267,111	6,282,255
01/31/2003	6,234,976	6,246,845
02/28/2003	6,285,858	6,336,589
03/31/2003	6,271,330	6,343,770
04/30/2003	6,270,220	6,383,023
05/31/2003	6,358,968	6,529,035
06/30/2003	6,337,008	6,479,652
07/31/2003	6,177,738	6,257,192
08/31/2003	6,186,005	6,323,339
09/30/2003	6,330,530	6,521,498
10/31/2003	6,340,847	6,479,787
11/30/2003	6,416,687	6,519,442
12/31/2003	6,465,911	6,569,227
01/31/2004	6,489,564	6,612,906
02/29/2004	6,569,679	6,720,597
03/31/2004	6,533,072	6,684,467
04/30/2004	6,420,661	6,516,919
05/31/2004	6,377,827	6,512,836
06/30/2004	6,418,233	6,559,648
07/31/2004	6,474,711	6,622,356
08/31/2004	6,555,702	6,757,954
09/30/2004	6,571,687	6,777,623

REGIONAL BREAKDOWN‡

California	72.6%
Puerto Rico	12.5%
Virgin Islands	4.7%
Washington	3.6%
Short-Term Instruments	2.3%
Other	4.3%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	Since Inception*
California Intermediate Municipal Bond Fund Institutional Class (Inception 08/31/99)	0.59%	3.81%	5.47%	5.52%
California Intermediate Municipal Bond Fund Administrative Class (Inception 09/07/99)	0.47%	3.55%	5.21%	5.26%
Lehman Brothers California Intermediate Municipal Bond Index	1.39%	3.93%	6.14%	—
Lipper California Intermediate Municipal Debt Fund Average	0.86%	2.82%	5.36%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no gua rantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,005.90	$1,004.70	$1,022.71	$1,021.46
Expenses Paid During Period†	$2.36	$3.62	$2.38	$3.65

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.47% for Institutional Class, 0.72% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Institutional Class shares returned 0.59% for the six-month period ended September 30, 2004, underperforming the 1.39% return of the Lehman Brothers California Intermediate Municipal Bond Index.

•	The return for the Lipper California Intermediate Municipal Debt Fund Average, which consists of California municipal funds with average maturities between 5 and 10 years, was 0.86% for the six months ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was negative for performance as municipal yields decreased across the curve.

•	Interest rate hedging strategies were negative for performance, as long Treasuries outperformed long municipals.

•	The Fund’s average credit quality was AA- at the end of the period versus the benchmark’s average of AA2/AA3.

•	The Fund’s Institutional Class SEC yield after fees at September 30, 2004 was 3.88% or 6.97% on a fully tax-adjusted basis with a federal tax rate of 35.0% and state tax rate of 9.30%.

•	California yields rallied across the curve as 10-year municipals decreased by 0.30%, and 20-year and 30-year maturities decreased by 0.36% and 0.12%, respectively.

•	The yield ratio between 10-year California municipals and Treasuries declined, as Treasury yields increased and California municipal yields fell.

•	Exposure to tobacco securitization helped performance, as the sector rallied due to increased demand for high yield municipal debt.

•	No exposure to California General Obligation debt hindered performance, as these securities outperformed the national market across all maturities. Yield premiums tightened over the third quarter, as the state’s economy improved, resulting in upgrades by all rating agencies.

4  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO California Municipal Bond Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	California Municipal Bond Fund Institutional Class	Lehman Brothers California Insured Municipal Bond Index
05/31/2000	5,000,000	5,000,000
06/30/2000	5,104,932	5,160,715
07/31/2000	5,176,634	5,237,578
08/31/2000	5,249,866	5,357,400
09/30/2000	5,237,446	5,328,834
10/31/2000	5,268,264	5,373,796
11/30/2000	5,299,674	5,416,153
12/31/2000	5,409,493	5,557,239
01/31/2001	5,493,367	5,609,572
02/28/2001	5,532,919	5,618,987
03/31/2001	5,569,930	5,664,302
04/30/2001	5,428,431	5,556,883
05/31/2001	5,560,449	5,639,002
06/30/2001	5,611,962	5,663,879
07/31/2001	5,734,783	5,759,774
08/31/2001	5,844,422	5,906,325
09/30/2001	5,847,451	5,875,723
10/31/2001	5,919,914	5,952,932
11/30/2001	5,875,486	5,910,706
12/31/2001	5,840,169	5,849,675
01/31/2002	5,903,748	5,942,532
02/28/2002	5,987,255	6,006,834
03/31/2002	5,804,064	5,862,113
04/30/2002	5,914,492	5,974,616
05/31/2002	5,991,955	6,021,928
06/30/2002	6,060,780	6,067,773
07/31/2002	6,061,328	6,139,317
08/31/2002	6,118,090	6,238,513
09/30/2002	6,288,411	6,404,018
10/31/2002	6,131,673	6,248,161
11/30/2002	6,150,998	6,239,353
12/31/2002	6,277,583	6,370,107
01/31/2003	6,195,644	6,335,392
02/28/2003	6,271,757	6,435,195
03/31/2003	6,277,370	6,447,754
04/30/2003	6,307,283	6,508,675
05/31/2003	6,443,162	6,666,374
06/30/2003	6,403,864	6,613,999
07/31/2003	6,173,918	6,363,144
08/31/2003	6,201,832	6,404,113
09/30/2003	6,355,820	6,585,346
10/31/2003	6,370,930	6,570,001
11/30/2003	6,445,338	6,641,871
12/31/2003	6,515,246	6,701,176
01/31/2004	6,561,261	6,736,899
02/29/2004	6,675,299	6,855,606
03/31/2004	6,596,052	6,817,008
04/30/2004	6,435,021	6,635,452
05/31/2004	6,390,981	6,610,095
06/30/2004	6,437,566	6,644,076
07/31/2004	6,492,807	6,735,342
08/31/2004	6,603,342	6,882,262
09/30/2004	6,625,247	6,911,963

REGIONAL BREAKDOWN‡

California	74.6%
New York	6.0%
Virgin Islands	4.2%
Louisiana	3.8%
New Jersey	3.4%
Short-Term Instruments	3.0%
Other	5.0%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	Since Inception*
California Municipal Bond Fund Institutional Class (Inception 05/16/00)	0.44%	4.24%	6.88%
California Municipal Bond Fund Administrative Class (Inception 08/19/02)	0.32%	4.00%	6.63%
Lehman Brothers California Insured Municipal Bond Index	1.39%	4.96%	—
Lipper California Municipal Debt Fund Average	1.34%	4.64%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,004.40	$1,003.20	$1,022.71	$1,021.46
Expenses Paid During Period†	$2.36	$3.62	$2.38	$3.65

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.47% for Institutional Class, 0.72% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The California Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Institutional Class shares returned 0.44% for the six-month period ended September 30, 2004, underperforming the 1.39% return of the Lehman Brothers California Insured Municipal Bond Index for the same period.

•	The return for the Lipper California Municipal Debt Fund Average, which consists of California municipal funds with average maturities of 10 years or more, was 1.34% for the six months ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was negative for performance as municipal yields decreased across the curve.

•	Interest rate hedging strategies were negative for performance as long Treasuries outperformed long municipals.

•	The Fund’s average credit quality was AA at the end of the period versus the benchmark’s average of AAA.

•	The Fund’s Institutional Class SEC yield after fees at September 30, 2004 was 3.59% or 6.45% on a fully tax-adjusted basis with a federal tax rate of 35.0% and state tax rate of 9.30%.

•	California yields rallied across the curve as 10-year municipals decreased by 0.30%, and 20-year and 30-year maturities decreased by 0.36% and 0.12%, respectively.

•	The yield ratio between 10-year California municipals and Treasuries declined, as Treasury yields increased and California municipal yields fell.

•	Exposure to tobacco securitization helped performance, as the sector rallied due to increased demand for high yield municipal debt.

•	No exposure to California General Obligation debt hindered performance, as these securities outperformed the national market across all maturities. Yield premiums tightened over the third quarter, as the state’s economy improved, resulting in upgrades by all rating agencies.

09.30.04 | PIMCO Funds Semi-Annual Report 5

PIMCO Convertible Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Convertible Fund Institutional Class	Merrill Lynch All Convertibles Index
03/31/1999	5,000,000	5,000,000
04/30/1999	5,240,000	5,202,950
05/31/1999	5,335,000	5,176,675
06/30/1999	5,625,000	5,367,488
07/31/1999	5,640,000	5,333,190
08/31/1999	5,630,000	5,265,991
09/30/1999	5,685,000	5,300,642
10/31/1999	5,915,000	5,508,427
11/30/1999	6,350,000	5,827,476
12/31/1999	7,109,943	6,616,863
01/31/2000	7,257,010	6,615,277
02/29/2000	8,032,917	7,171,820
03/31/2000	8,032,816	7,161,636
04/30/2000	7,497,974	6,667,768
05/31/2000	7,258,568	6,378,988
06/30/2000	7,620,361	6,707,378
07/31/2000	7,400,886	6,508,369
08/31/2000	7,967,437	7,008,279
09/30/2000	7,872,203	6,779,599
10/31/2000	7,507,607	6,514,381
11/30/2000	6,567,872	5,735,717
12/31/2000	7,055,087	5,955,281
01/31/2001	7,240,032	6,325,698
02/28/2001	6,451,298	5,850,638
03/31/2001	6,185,149	5,597,365
04/30/2001	6,649,171	5,973,003
05/31/2001	6,490,858	5,935,733
06/30/2001	6,225,557	5,842,065
07/31/2001	6,027,746	5,757,998
08/31/2001	5,956,314	5,656,369
09/30/2001	5,639,814	5,318,855
10/31/2001	5,816,750	5,428,210
11/30/2001	6,021,331	5,573,468
12/31/2001	6,082,954	5,690,736
01/31/2002	5,967,856	5,600,820
02/28/2002	5,812,473	5,441,981
03/31/2002	6,045,249	5,637,348
04/30/2002	6,022,043	5,555,325
05/31/2002	6,004,638	5,506,825
06/30/2002	5,763,216	5,208,520
07/31/2002	5,512,894	4,896,478
08/31/2002	5,571,109	4,957,293
09/30/2002	5,462,557	4,782,549
10/31/2002	5,450,810	4,889,199
11/30/2002	5,644,642	5,241,809
12/31/2002	5,641,576	5,202,338
01/31/2003	5,683,677	5,286,095
02/28/2003	5,665,634	5,273,461
03/31/2003	5,662,070	5,362,530
04/30/2003	5,999,385	5,633,016
05/31/2003	6,258,394	5,895,065
06/30/2003	6,266,537	5,932,557
07/31/2003	6,424,262	5,949,466
08/31/2003	6,412,129	6,023,299
09/30/2003	6,523,634	6,097,626
10/31/2003	6,866,018	6,316,470
11/30/2003	7,080,008	6,419,429
12/31/2003	7,444,319	6,614,836
01/31/2004	7,640,056	6,815,530
02/29/2004	7,658,998	6,869,441
03/31/2004	7,613,164	6,895,064
04/30/2004	7,417,144	6,728,824
05/31/2004	7,467,730	6,746,050
06/30/2004	7,552,462	6,855,673
07/31/2004	7,343,024	6,670,913
08/31/2004	7,387,450	6,684,321
09/30/2004	7,512,128	6,798,957

SECTOR BREAKDOWN‡

Industrials	57.1%
Banking and Finance	17.6%
Utilities	14.1%
Short-Term Instruments	10.0%
Other	1.2%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	Since Inception*
Convertible Fund Institutional Class (Inception 03/31/99)	-1.33%	15.15%	5.73%	7.68%
Convertible Fund Administrative Class (Inception 08/01/00)	-1.34%	15.02%	—	7.42%
Merrill Lynch All Convertible Index	-1.39%	11.50%	5.10%	—
Lipper Convertible Securities Fund Average	-1.78%	11.23%	5.52%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$986.70	$986.60	$1,021.61	$1,020.36
Expenses Paid During Period†	$3.44	$4.68	$3.50	$4.76

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.69% for Institutional Class, 0.94% for Administrative Class) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities.

•	The Fund’s Institutional Class shares returned -1.33% for the six-month period ended September 30, 2004, slightly outperforming the Merrill Lynch All Convertibles Index, which returned -1.39% for the same period.

•	The Fund’s delta, or sensitivity to underlying stocks, was negative for performance. The above-Index delta at the beginning of the period hurt the Fund’s portfolio as stocks fell. This effect was amplified further as the delta was trimmed below the Index as underlying equities rallied. As a point of reference, the S&P 500 posted a -0.18% return for six-month period.

•	Portfolio duration helped relative performance; while a near-Index posture early in the period was neutral for returns, a slightly above-Index position late in the period provided a boost.

•	Sector strategies added modestly to performance; while an underweight to energy and materials, the two best performing sectors in the Index, hurt performance, an underweight to media and transportation, the two worst performers, helped relative returns.

•	Small tactical allocations to out-of-Index sectors early in the period, primarily to lower quality straight bonds, detracted from performance.

6  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO Diversified Income Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Diversified Income Fund Institutional Class	Lehman Global Credit Hedged USD	33%: LB Credit, ML - High Yield BB-B Rated, J.P. Morgan EMBI Global
07/31/2003	5,000,000	5,000,000	5,000,000
08/31/2003	5,105,891	5,024,945	5,065,540
09/30/2003	5,254,214	5,148,412	5,206,110
10/31/2003	5,293,385	5,118,205	5,227,787
11/30/2003	5,359,739	5,139,686	5,274,173
12/31/2003	5,486,342	5,209,360	5,380,037
01/31/2004	5,527,421	5,249,151	5,424,644
02/29/2004	5,523,688	5,296,541	5,456,170
03/31/2004	5,600,778	5,340,131	5,531,498
04/30/2004	5,406,806	5,237,508	5,382,037
05/31/2004	5,359,082	5,199,590	5,317,233
06/30/2004	5,429,945	5,225,084	5,371,240
07/31/2004	5,518,170	5,279,425	5,466,977
08/31/2004	5,686,584	5,382,849	5,609,515
09/30/2004	5,763,465	5,420,975	5,675,595

SECTOR BREAKDOWN‡

Corporate Bonds & Notes	45.1%
Sovereign Issues	28.5%
Short-Term Instruments	18.0%
Foreign Currency-Denominated Issues	7.6%
Other	0.8%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	Since Inception*
Diversified Income Fund Institutional Class (Inception 07/31/03)	2.91%	9.69%	15.27%
Lehman Brothers Global Credit Hedged USD Index	1.51%	5.29%	—
33% LB Credit, ML – High Yield BB-B Rated, J.P. Morgan EMBI Global**	2.61%	9.02%	—
Lipper Multi-Sector Income Fund Average	1.87%	7.88%	—

*	Cumulative. All Fund returns are net of fees and expenses.
**	This benchmark was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: the Lehman Brothers Global Credit Hedged USD Index, the Merrill Lynch Global High Yield BB-B Rated Index (Hedged to USD), and the J.P. Morgan EMBI Global Index. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. It is not possible to invest directly in the index.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,029.10	$1,021.31
Expenses Paid During Period†	$3.81	$3.80

†	Expenses are equal to the expense ratio of 0.75% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Diversified Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Institutional Class shares returned 2.91% over the six-month period ended September 30, 2004, outperforming the 1.51% return of the Lehman Brothers Global Credit Hedged USD and outperforming its custom benchmark**, which returned 2.61% for the same period, by 0.30%.

•	Asset allocation among the three credit sectors, emerging market sovereign debt, global high yield credit and global investment grade credit, was an important driver of relative outperformance during the six-month period.

•	An overweight to emerging markets, the top performing sector over the period, and an underweight to investment grade credits, the worst performing sector, each contributed positively to returns. A benchmark weight in high yield was neutral for relative performance.

•	Within the Fund’s emerging market bucket, an overweight to Brazil was a significant contributor to performance; following the global deleveraging trade and subsequent spread widening of March and April, Brazilian bonds rallied, supported by positive economic data releases and rating agencies upgrades.

•	Within the investment grade and high yield sectors, an overweight to both energy and utility issues was positive for relative performance; these sectors benefited from improving credit qualities as rating upgrades outpaced downgrades, light new issuance which created favorable market technicals, and a macro economic environment that proved positive for non-cyclicals.

•	Modest emerging market currency exposure was positive for performance; higher commodity prices supported the currencies of commodity exporting countries.

09.30.04 | PIMCO Funds Semi-Annual Report 7

PIMCO Emerging Markets Bond Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Emerging Markets Bond Fund Institutional Class	J.P. Morgan Emerging Markets Bond Index Global
07/31/1997	5,000,000	5,000,000
08/31/1997	4,941,202	4,975,934
09/30/1997	5,077,992	5,113,764
10/31/1997	4,500,427	4,572,134
11/30/1997	4,738,197	4,765,908
12/31/1997	4,859,660	4,882,485
01/31/1998	4,866,472	4,905,926
02/28/1998	5,005,158	5,035,629
03/31/1998	5,155,188	5,150,019
04/30/1998	5,168,205	5,161,895
05/31/1998	5,002,060	5,005,938
06/30/1998	4,838,082	4,879,047
07/31/1998	4,912,199	4,907,488
08/31/1998	3,543,793	3,565,758
09/30/1998	3,819,422	3,873,922
10/31/1998	4,019,347	4,121,453
11/30/1998	4,340,414	4,403,988
12/31/1998	4,288,256	4,318,665
01/31/1999	4,139,443	4,220,528
02/28/1999	4,222,136	4,262,095
03/31/1999	4,507,995	4,544,631
04/30/1999	4,883,959	4,824,041
05/31/1999	4,578,472	4,574,947
06/30/1999	4,716,852	4,750,594
07/31/1999	4,686,777	4,671,521
08/31/1999	4,679,209	4,674,647
09/30/1999	4,888,898	4,821,540
10/31/1999	5,046,834	4,992,187
11/30/1999	5,183,471	5,125,953
12/31/1999	5,427,907	5,362,858
01/31/2000	5,308,344	5,280,348
02/29/2000	5,622,784	5,564,133
03/31/2000	5,765,699	5,715,402
04/30/2000	5,656,677	5,610,076
05/31/2000	5,546,802	5,480,373
06/30/2000	5,808,164	5,735,717
07/31/2000	5,949,537	5,899,487
08/31/2000	6,158,003	6,087,636
09/30/2000	6,076,985	6,022,003
10/31/2000	5,975,644	5,899,800
11/30/2000	6,006,990	5,876,047
12/31/2000	6,220,981	6,135,454
01/31/2001	6,485,181	6,431,429
02/28/2001	6,457,362	6,345,793
03/31/2001	6,511,798	6,274,847
04/30/2001	6,550,734	6,244,531
05/31/2001	6,698,649	6,395,174
06/30/2001	6,902,857	6,492,687
07/31/2001	6,955,869	6,156,395
08/31/2001	7,313,582	6,432,054
09/30/2001	7,050,022	6,221,715
10/31/2001	7,347,034	6,225,153
11/30/2001	7,741,151	6,145,456
12/31/2001	7,974,620	6,218,902
01/31/2002	8,171,825	6,333,917
02/28/2002	8,544,744	6,571,446
03/31/2002	8,561,045	6,578,635
04/30/2002	8,675,694	6,643,330
05/31/2002	8,572,651	6,608,951
06/30/2002	7,971,888	6,275,472
07/31/2002	7,424,961	5,991,374
08/31/2002	8,030,226	6,429,954
09/30/2002	7,689,238	6,251,844
10/31/2002	8,336,072	6,636,955
11/30/2002	8,644,940	6,825,366
12/31/2002	8,998,071	7,035,058
01/31/2003	9,208,291	7,150,891
02/28/2003	9,590,663	7,379,719
03/31/2003	9,940,552	7,499,272
04/30/2003	10,588,631	7,925,906
05/31/2003	11,021,019	8,254,382
06/30/2003	10,979,142	8,254,088
07/31/2003	10,544,571	7,961,839
08/31/2003	10,873,901	8,155,670
09/30/2003	11,275,070	8,441,671
10/31/2003	11,374,790	8,482,832
11/30/2003	11,582,879	8,587,218
12/31/2003	11,927,934	8,839,339
01/31/2004	12,063,500	8,884,750
02/29/2004	12,012,305	8,915,795
03/31/2004	12,312,681	9,138,201
04/30/2004	11,431,003	8,642,018
05/31/2004	11,337,099	8,513,735
06/30/2004	11,546,110	8,638,606
07/31/2004	11,853,561	8,895,307
08/31/2004	12,447,926	9,262,399
09/30/2004	12,655,629	9,416,767

COUNTRY ALLOCATION‡

Short-Term Instruments	34.9%
Brazil	22.7%
Mexico	10.8%
Russia	10.8%
Ukraine	3.5%
Peru	2.7%
Tunisia	2.3%
Panama	2.2%
South Africa	2.1%
Other	8.0%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	Since Inception*
Emerging Markets Bond Fund Institutional Class (Inception 07/31/97)	2.79%	12.24%	20.95%	13.83%
Emerging Markets Bond Fund Administrative Class (Inception 09/30/98)	2.66%	11.95%	20.66%	13.54%
J.P. Morgan Emerging Markets Bond Index Global	3.05%	11.55%	14.33%	—
Lipper Emerging Markets Debt Fund Average	2.77%	12.09%	16.42%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,027.90	$1,026.60	$1,020.81	$1,019.55
Expenses Paid During Period†	$4.32	$5.59	$4.31	$5.57

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Emerging Markets Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

•	The Fund’s Institutional Class shares returned 2.79% for the six-month period ended September 30, 2004, underperforming the J.P. Morgan Emerging Markets Bond Index Global return of 3.05% for the same period.

•	An overweight to Brazil was a significant contributor to performance; following the global deleveraging trade and subsequent spread widening of March and April, Brazilian bonds rallied, supported by positive economic data releases and rating agencies upgrades.

•	An underweight to Venezuela detracted from returns, as the oil producer’s bonds benefited from higher oil prices.

•	An underweight in Uruguay detracted from returns, as the country was among the top performers in the asset class. Positive economic news, a rating upgrade to B from S&P and rumors of debt repurchases fuelled the rally.

•	Modest emerging market currency exposure was positive for performance; higher commodity prices supported the currencies of commodity exporting countries.

8  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO European Convertible Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	European Convertible Fund Institutional Class	UBS All European Convertible Index
11/30/2000	5,000,000	5,000,000
12/31/2000	5,020,075	5,291,865
01/31/2001	5,065,256	5,411,482
02/28/2001	4,999,995	5,105,263
03/31/2001	5,005,015	4,904,306
04/30/2001	5,070,276	5,062,198
05/31/2001	5,080,316	4,832,534
06/30/2001	5,062,389	4,760,763
07/31/2001	5,067,426	4,794,091
08/31/2001	5,062,389	4,869,736
09/30/2001	5,044,353	4,751,538
10/31/2001	5,135,424	4,822,335
11/30/2001	5,206,258	4,883,796
12/31/2001	5,172,973	4,883,799
01/31/2002	5,104,000	4,737,285
02/28/2002	5,050,944	4,723,071
03/31/2002	5,069,271	4,822,115
04/30/2002	5,063,940	4,915,116
05/31/2002	5,026,627	5,014,268
06/30/2002	5,119,996	5,141,749
07/31/2002	4,981,040	4,985,937
08/31/2002	5,023,796	5,018,990
09/30/2002	5,042,071	5,004,824
10/31/2002	5,095,596	5,085,092
11/30/2002	5,191,942	5,222,016
12/31/2002	5,425,701	5,401,434
01/31/2003	5,556,179	5,599,737
02/28/2003	5,545,306	5,599,737
03/31/2003	5,575,047	5,651,675
04/30/2003	5,863,599	5,892,473
05/31/2003	6,255,595	6,256,030
06/30/2003	6,220,973	6,185,209
07/31/2003	6,111,353	6,109,220
08/31/2003	6,023,656	6,047,845
09/30/2003	6,338,841	6,364,164
10/31/2003	6,437,628	6,449,145
11/30/2003	6,646,179	6,637,993
12/31/2003	6,946,530	6,911,822
01/31/2004	6,997,030	6,959,034
02/29/2004	7,064,363	7,044,015
03/31/2004	7,016,373	6,996,803
04/30/2004	6,808,688	6,784,350
05/31/2004	6,870,432	6,864,610
06/30/2004	6,878,616	6,869,331
07/31/2004	6,748,937	6,770,186
08/31/2004	6,850,425	6,845,725
09/30/2004	7,010,778	7,001,524

SECTOR BREAKDOWN‡

Industrials	40.2%
Banking & Finance	34.2%
Short-Term Instruments	13.5%
Utilities	6.1%
Sovereign Issues	4.4%
Other	1.6%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	Since Inception*
European Convertible Fund Institutional Class (Inception 11/30/00)	-0.08%	10.60%	9.22%
UBS All European Convertible Index	0.07%	10.01%	—
Lipper Convertible Securities Fund Average	-1.78%	11.23%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$999.20	$1,021.21
Expenses Paid During Period†	$3.86	$3.90

†	Expenses are equal to the expense ratio of 0.77% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The European Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of European convertible securities.

•	The Fund’s Institutional Class shares returned -0.08% for the six-month period ended September 30, 2004, underperforming the UBS All European Convertibles Index, which returned 0.07% for the same period.

•	The Fund’s near-Index delta, or sensitivity to underlying European stock prices, was neutral for performance as stocks generally decline.

•	Below-Index duration helped portfolio returns as interest rates increased early in the period.

•	Overweighting materials during the period was a boost for returns, as this sector was a top performer. This impact was partially offset by an underweight to low quality technology names.

•	An overweight position to Belgium contributed to the Fund’s relative performance as this country was among the top performing European countries for the period, but this effect was partially offset by an underweight to France, one of the largest European issuers of convertibles.

09.30.04 | PIMCO Funds Semi-Annual Report 9

PIMCO Floating Income Fund

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

Since Inception*
Floating Income Fund Institutional Class (Inception 07/30/04)	1.03%

*	Cumulative. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (07/30/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,010.30	$1,007.68
Expenses Paid During Period†	$0.95	$0.95

†	Expenses are equal to the expense ratio of 0.55% for Institutional Class, multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since the Fund commenced operations on 07/30/04).

PORTFOLIO INSIGHTS

•	The Floating Income Fund’s investment objective is maximum current yield consistent with prudent investment management.

•	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	The Fund employs a multi-sector strategy that invests in global corporate credit (investment grade and high yield) and in emerging market sovereign credit, and seeks to capitalize on attractive investment opportunities offered by these sectors while minimizing interest rate exposure.

•	Since the Fund’s inception on July 30, 2004 through September 30, 2004, its Institutional Class shares returned 1.03%.

•	The Fund may invest a maximum of 10% of its total assets in securities rated below B.

•	The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S.-dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

•	The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed one year.

SECTOR BREAKDOWN‡

Short-Term Instruments	27.0%
Corporate Bonds & Notes	26.6%
Sovereign Issues	26.5%
Asset-Backed Securities	10.9%
U.S. Government Agencies	8.6%
Other	0.4%

‡	% of Total Investments as of September 30, 2004

10  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO Foreign Bond Fund (Unhedged)

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

Since Inception*
Foreign Bond Fund (Unhedged) Institutional Class (Inception 04/30/04)	3.93%

*	Cumulative. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/30/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,039.30	$1,018.99
Expenses Paid During Period†	$2.15	$2.13

†	Expenses are equal to the expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the period since the Fund’s Institutional Class shares commenced operations on 04/30/04).

PORTFOLIO INSIGHTS

•	The Foreign Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Since the Fund’s inception on April 30, 2004 through September 30, 2004, its Institutional Class shares returned 3.93%.

•	Despite a surge in Treasuries during the third quarter, the Fund’s underweight to U.S. duration over the period contributed to outperformance, as yields rose in the second quarter due to strong growth and fears of aggressive Fed tightening.

•	An overweight to Euroland duration relative to the benchmark was positive, as yields fell in response to slowing growth.

•	Tactical strategies to exploit wider swap spreads in the U.S., Europe, and Japan detracted from performance as swap spreads narrowed due to falling yields.

•	Currency strategies detracted from performance. The yen and Canadian dollar retreated, as rising U.S. rates forced market participants to unwind leveraged strategies.

COUNTRY ALLOCATION‡

Short-Term Instruments	48.8%
United States	12.0%
United Kingdom	10.6%
Germany	10.5%
Japan	7.0%
France	5.9%
Italy	2.0%
Other	3.2%

‡	% of Total Investments as of September 30, 2004

09.30.04 | PIMCO Funds Semi-Annual Report 11

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)
12/31/1992	5,000,000	5,000,000
01/31/1993	5,041,660	5,045,501
02/28/1993	5,152,513	5,136,826
03/31/1993	5,171,807	5,139,908
04/30/1993	5,171,804	5,140,421
05/31/1993	5,218,564	5,169,209
06/30/1993	5,342,019	5,274,661
07/31/1993	5,426,186	5,333,737
08/31/1993	5,558,061	5,444,678
09/30/1993	5,580,127	5,468,090
10/31/1993	5,663,151	5,540,815
11/30/1993	5,679,152	5,579,601
12/31/1993	5,820,067	5,695,098
01/31/1994	5,827,680	5,666,624
02/28/1994	5,673,113	5,539,124
03/31/1994	5,574,498	5,488,718
04/30/1994	5,522,099	5,449,747
05/31/1994	5,441,127	5,389,254
06/30/1994	5,340,992	5,334,283
07/31/1994	5,374,816	5,369,488
08/31/1994	5,322,015	5,317,942
09/30/1994	5,330,821	5,322,728
10/31/1994	5,351,402	5,343,487
11/30/1994	5,430,650	5,418,829
12/31/1994	5,395,132	5,406,367
01/31/1995	5,431,819	5,465,297
02/28/1995	5,467,726	5,535,800
03/31/1995	5,471,621	5,648,728
04/30/1995	5,605,512	5,738,544
05/31/1995	5,825,529	5,926,769
06/30/1995	5,790,386	5,907,210
07/31/1995	5,900,948	5,981,642
08/31/1995	6,013,433	6,033,680
09/30/1995	6,099,110	6,129,012
10/31/1995	6,201,268	6,197,659
11/30/1995	6,444,451	6,333,387
12/31/1995	6,540,017	6,392,287
01/31/1996	6,700,408	6,469,635
02/29/1996	6,557,601	6,393,293
03/31/1996	6,664,336	6,446,357
04/30/1996	6,825,851	6,523,713
05/31/1996	6,852,155	6,568,075
06/30/1996	6,930,027	6,622,589
07/31/1996	6,997,369	6,672,259
08/31/1996	7,169,036	6,761,000
09/30/1996	7,370,202	6,905,010
10/31/1996	7,552,295	7,018,941
11/30/1996	7,735,101	7,159,321
12/31/1996	7,775,388	7,169,345
01/31/1997	7,899,810	7,258,963
02/28/1997	7,942,561	7,305,419
03/31/1997	7,843,570	7,266,703
04/30/1997	7,917,253	7,345,183
05/31/1997	7,958,788	7,383,378
06/30/1997	8,118,878	7,508,894
07/31/1997	8,239,266	7,628,287
08/31/1997	8,206,198	7,637,441
09/30/1997	8,383,475	7,772,623
10/31/1997	8,286,145	7,822,367
11/30/1997	8,398,755	7,878,689
12/31/1997	8,522,040	7,981,113
01/31/1998	8,645,607	8,087,245
02/28/1998	8,725,510	8,159,239
03/31/1998	8,835,222	8,231,855
04/30/1998	8,865,827	8,273,838
05/31/1998	8,942,528	8,387,190
06/30/1998	8,987,048	8,423,255
07/31/1998	9,130,620	8,501,590
08/31/1998	9,058,201	8,669,071
09/30/1998	9,266,649	8,874,530
10/31/1998	9,075,582	8,861,217
11/30/1998	9,245,824	8,956,919
12/31/1998	9,377,213	8,946,169
01/31/1999	9,569,644	9,057,102
02/28/1999	9,476,423	8,996,420
03/31/1999	9,534,902	9,103,477
04/30/1999	9,658,589	9,219,091
05/31/1999	9,507,394	9,181,293
06/30/1999	9,391,681	9,038,983
07/31/1999	9,396,468	9,015,482
08/31/1999	9,329,165	9,031,709
09/30/1999	9,379,607	9,066,031
10/31/1999	9,422,198	9,087,790
11/30/1999	9,440,689	9,140,496
12/31/1999	9,524,187	9,167,918
01/31/2000	9,475,484	9,168,837
02/29/2000	9,584,349	9,236,684
03/31/2000	9,722,350	9,371,538
04/30/2000	9,756,895	9,422,144
05/31/2000	9,815,858	9,497,520
06/30/2000	9,890,070	9,543,107
07/31/2000	9,973,457	9,611,817
08/31/2000	9,963,948	9,613,739
09/30/2000	10,095,126	9,696,417
10/31/2000	10,121,158	9,774,958
11/30/2000	10,271,406	9,947,974
12/31/2000	10,463,562	10,058,396
01/31/2001	10,619,334	10,177,679
02/28/2001	10,680,403	10,265,125
03/31/2001	10,824,425	10,342,598
04/30/2001	10,759,482	10,272,516
05/31/2001	10,785,208	10,325,932
06/30/2001	10,779,884	10,382,726
07/31/2001	11,033,728	10,477,207
08/31/2001	11,133,056	10,565,217
09/30/2001	11,210,774	10,608,535
10/31/2001	11,490,158	10,802,671
11/30/2001	11,452,617	10,756,218
12/31/2001	11,401,404	10,666,943
01/31/2002	11,451,164	10,678,677
02/28/2002	11,476,667	10,688,287
03/31/2002	11,439,446	10,633,778
04/30/2002	11,561,674	10,719,912
05/31/2002	11,567,554	10,733,728
06/30/2002	11,702,631	10,872,315
07/31/2002	11,742,083	10,977,775
08/31/2002	11,830,240	11,109,509
09/30/2002	11,937,977	11,236,158
10/31/2002	11,935,460	11,231,471
11/30/2002	12,058,371	11,252,147
12/31/2002	12,276,373	11,414,177
01/31/2003	12,424,967	11,503,620
02/28/2003	12,567,348	11,582,617
03/31/2003	12,534,779	11,568,305
04/30/2003	12,586,788	11,594,178
05/31/2003	12,744,533	11,778,203
06/30/2003	12,716,274	11,717,184
07/31/2003	12,605,002	11,587,098
08/31/2003	12,556,206	11,503,569
09/30/2003	12,679,626	11,629,935
10/31/2003	12,583,334	11,521,345
11/30/2003	12,576,764	11,531,837
12/31/2003	12,713,652	11,639,816
01/31/2004	12,765,231	11,692,023
02/29/2004	12,920,040	11,803,619
03/31/2004	12,968,480	11,835,351
04/30/2004	12,947,536	11,742,702
05/31/2004	12,926,380	11,722,787
06/30/2004	12,929,578	11,708,220
07/31/2004	12,975,382	11,755,232
08/31/2004	13,105,132	11,921,479
09/30/2004	13,157,583	11,989,578

COUNTRY ALLOCATION‡

United States	21.3%
Germany	19.5%
Short-Term Instruments	13.7%
Japan	11.7%
France	9.6%
United Kingdom	8.6%
Spain	3.8%
Canada	3.7%
Other	8.1%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class (Inception 12/02/92)	1.46%	3.77%	7.00%	9.45%	8.66%
Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class (Inception 01/28/97)	1.33%	3.52%	6.77%	—	8.41%
J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)	1.30%	3.09%	5.75%	8.46%	—
Lipper International Income Fund Average	0.06%	6.75%	6.73%	6.72%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,014.60	$1,013.30	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.53	$3.79	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Foreign Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Institutional Class shares returned 1.46% for the six-month period ended September 30, 2004, outperforming the 1.30% return of the J.P. Morgan Non-U.S. Global Government Bond Index (Hedged) for the same period.

•	Despite a surge in Treasuries during the third quarter, the Fund’s underweight to U.S. duration over the period contributed to outperformance, as yields rose in the second quarter due to strong growth and fears of aggressive Fed tightening.

•	An overweight to Euroland duration relative to the benchmark was positive, as yields fell in response to slowing growth.

•	Tactical strategies to exploit wider swap spreads in the U.S., Europe, and Japan detracted from performance as swap spreads narrowed due to falling yields.

•	Currency strategies detracted from performance. The Yen and Canadian dollar retreated, as rising U.S. rates forced market participants to unwind leveraged strategies.

•	Real return bonds continued to outperform in 2004, adding value versus like-duration nominal bonds as real yields fell.

12  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO Global Bond Fund (Unhedged)

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Global Bond Fund (Unhedged) Institutional Class	J.P. Morgan Global Index (Unhedged)
11/30/1993	5,000,000	5,000,000
12/31/1993	5,159,354	5,051,000
01/31/1994	5,172,612	5,098,475
02/28/1994	5,050,687	5,042,395
03/31/1994	4,981,799	5,019,200
04/30/1994	4,983,396	5,015,185
05/31/1994	4,957,155	4,973,560
06/30/1994	4,993,232	5,032,745
07/31/1994	5,040,972	5,080,050
08/31/1994	5,023,423	5,066,845
09/30/1994	5,045,769	5,091,670
10/31/1994	5,117,441	5,168,045
11/30/1994	5,070,101	5,102,925
12/31/1994	5,071,554	5,114,665
01/31/1995	5,158,706	5,217,980
02/28/1995	5,306,429	5,352,605
03/31/1995	5,497,439	5,625,050
04/30/1995	5,586,069	5,714,490
05/31/1995	5,774,015	5,873,925
06/30/1995	5,791,402	5,910,340
07/31/1995	5,833,592	5,938,120
08/31/1995	5,749,603	5,773,040
09/30/1995	5,839,678	5,902,935
10/31/1995	5,966,446	5,960,785
11/30/1995	6,121,956	6,027,545
12/31/1995	6,236,009	6,102,285
01/31/1996	6,250,544	6,039,430
02/29/1996	6,152,157	6,004,400
03/31/1996	6,159,100	5,995,395
04/30/1996	6,210,796	5,973,215
05/31/1996	6,191,536	5,979,190
06/30/1996	6,265,488	6,031,205
07/31/1996	6,379,395	6,142,180
08/31/1996	6,491,924	6,167,980
09/30/1996	6,584,759	6,201,900
10/31/1996	6,764,325	6,324,700
11/30/1996	6,923,739	6,415,145
12/31/1996	6,879,967	6,370,235
01/31/1997	6,702,769	6,210,980
02/28/1997	6,656,620	6,168,125
03/31/1997	6,576,929	6,121,245
04/30/1997	6,536,080	6,086,970
05/31/1997	6,699,780	6,230,620
06/30/1997	6,783,140	6,301,650
07/31/1997	6,758,684	6,278,335
08/31/1997	6,721,424	6,270,800
09/30/1997	6,895,854	6,410,010
10/31/1997	6,891,415	6,545,905
11/30/1997	6,834,927	6,467,350
12/31/1997	6,817,845	6,460,240
01/31/1998	6,851,128	6,524,840
02/28/1998	6,915,929	6,573,125
03/31/1998	6,961,654	6,523,825
04/30/1998	7,063,593	6,624,290
05/31/1998	7,059,363	6,652,775
06/30/1998	7,070,889	6,671,405
07/31/1998	7,130,372	6,689,415
08/31/1998	7,124,542	6,874,045
09/30/1998	7,491,180	7,232,870
10/31/1998	7,509,415	7,394,885
11/30/1998	7,456,893	7,311,325
12/31/1998	7,669,954	7,448,780
01/31/1999	7,718,892	7,387,700
02/28/1999	7,459,185	7,140,950
03/31/1999	7,441,983	7,158,800
04/30/1999	7,454,117	7,156,655
05/31/1999	7,250,125	7,030,695
06/30/1999	7,143,749	6,913,285
07/31/1999	7,296,476	7,065,375
08/31/1999	7,283,484	7,083,745
09/30/1999	7,400,295	7,185,750
10/31/1999	7,405,937	7,177,130
11/30/1999	7,291,664	7,091,720
12/31/1999	7,341,262	7,071,155
01/31/2000	7,098,375	6,931,855
02/29/2000	7,116,716	6,897,195
03/31/2000	7,307,538	7,097,905
04/30/2000	7,080,709	6,882,125
05/31/2000	7,153,212	6,932,365
06/30/2000	7,318,062	7,100,825
07/31/2000	7,239,595	6,989,340
08/31/2000	7,170,776	6,939,015
09/30/2000	7,191,731	6,925,140
10/31/2000	7,079,209	6,842,730
11/30/2000	7,190,025	6,984,375
12/31/2000	7,372,837	7,235,810
01/31/2001	7,432,281	7,230,820
02/28/2001	7,435,644	7,233,110
03/31/2001	7,247,001	7,031,525
04/30/2001	7,215,818	7,003,480
05/31/2001	7,190,664	6,983,170
06/30/2001	7,102,470	6,920,325
07/31/2001	7,390,315	7,095,410
08/31/2001	7,682,234	7,361,485
09/30/2001	7,717,058	7,413,750
10/31/2001	7,895,729	7,480,475
11/30/2001	7,741,256	7,369,765
12/31/2001	7,555,889	7,178,150
01/31/2002	7,477,602	7,063,300
02/28/2002	7,531,284	7,100,735
03/31/2002	7,501,945	7,069,495
04/30/2002	7,795,515	7,320,460
05/31/2002	7,998,468	7,519,575
06/30/2002	8,367,016	7,870,740
07/31/2002	8,449,841	7,957,320
08/31/2002	8,541,474	8,102,940
09/30/2002	8,665,954	8,198,555
10/31/2002	8,640,459	8,163,825
11/30/2002	8,706,745	8,166,560
12/31/2002	9,167,556	8,568,355
01/31/2003	9,334,426	8,680,410
02/28/2003	9,517,724	8,805,195
03/31/2003	9,519,422	8,827,170
04/30/2003	9,656,965	8,933,280
05/31/2003	10,060,918	9,320,565
06/30/2003	9,923,605	9,173,960
07/31/2003	9,604,102	8,886,930
08/31/2003	9,599,958	8,842,715
09/30/2003	10,156,655	9,342,420
10/31/2003	10,121,297	9,293,510
11/30/2003	10,287,733	9,440,890
12/31/2003	10,689,079	9,811,675
01/31/2004	10,728,563	9,843,605
02/29/2004	10,762,764	9,866,145
03/31/2004	10,932,509	10,005,315
04/30/2004	10,510,333	9,575,425
05/31/2004	10,590,781	9,643,600
06/30/2004	10,642,039	9,664,740
07/31/2004	10,580,374	9,604,820
08/31/2004	10,824,577	9,854,545
09/30/2004	10,949,794	9,979,695

COUNTRY ALLOCATION‡

United States	27.6%
Germany	22.5%
Short-Term Instruments	13.0%
United Kingdom	10.8%
Japan	6.8%
France	4.2%
Italy	3.8%
Canada	3.0%
Other	8.3%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Global Bond Fund (Unhedged) Institutional Class (Inception 11/23/93)	0.16%	7.81%	8.15%	8.06%	7.53%
Global Bond Fund (Unhedged) Administrative Class (Inception 07/31/96)	0.03%	7.54%	7.89%	—	7.29%
J.P. Morgan Global Index (Unhedged)	-0.26%	6.82%	6.79%	6.96%	—
Lipper Global Income Fund Average	0.36%	5.82%	6.67%	6.94%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,001.60	$1,000.30	$1,022.31	$1,021.06
Expenses Paid During Period†	$2.76	$4.01	$2.79	$4.05

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Global Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Institutional Class shares returned 0.16% for the six-month period ended September 30, 2004, outperforming the - 0.26% return of the J.P. Morgan Global Index (Unhedged) for the same period.

•	Despite a surge in Treasuries during the third quarter, the Fund’s underweight to U.S. duration over the period contributed to outperformance, as yields rose in the second quarter due to strong growth and fears of aggressive Fed tightening.

•	An overweight to Euroland duration relative to the benchmark was positive, as yields fell in response to slowing growth.

•	Tactical strategies to exploit wider swap spreads in the U.S., Europe, and Japan detracted from performance as swap spreads narrowed due to falling yields.

•	Currency strategies detracted from performance. The Yen and Canadian dollar retreated as rising U.S. rates forced market participants to unwind leveraged strategies.

•	Real return bonds continued to outperform in 2004, adding value versus like-duration nominal bonds, as real yields fell.

09.30.04 | PIMCO Funds Semi-Annual Report 13

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	J.P. Morgan Global Index (Hedged)
02/28/1998	5,000,000	5,000,000
03/31/1998	5,069,096	5,032,998
04/30/1998	5,092,746	5,057,664
05/31/1998	5,121,536	5,120,419
06/30/1998	5,146,064	5,156,855
07/31/1998	5,210,272	5,189,886
08/31/1998	5,156,019	5,308,288
09/30/1998	5,273,043	5,416,970
10/31/1998	5,187,282	5,432,146
11/30/1998	5,256,161	5,471,658
12/31/1998	5,303,609	5,472,616
01/31/1999	5,422,839	5,527,172
02/28/1999	5,341,215	5,452,844
03/31/1999	5,376,152	5,503,796
04/30/1999	5,429,327	5,555,442
05/31/1999	5,347,551	5,520,956
06/30/1999	5,283,537	5,458,994
07/31/1999	5,279,879	5,448,116
08/31/1999	5,257,452	5,453,373
09/30/1999	5,285,083	5,480,949
10/31/1999	5,300,795	5,491,430
11/30/1999	5,294,352	5,509,549
12/31/1999	5,318,774	5,509,648
01/31/2000	5,296,692	5,512,855
02/29/2000	5,360,260	5,568,270
03/31/2000	5,435,868	5,660,817
04/30/2000	5,444,990	5,673,348
05/31/2000	5,465,049	5,706,908
06/30/2000	5,525,868	5,756,900
07/31/2000	5,572,330	5,800,776
08/31/2000	5,588,099	5,827,690
09/30/2000	5,653,061	5,861,548
10/31/2000	5,670,166	5,910,979
11/30/2000	5,738,619	6,022,603
12/31/2000	5,808,435	6,104,700
01/31/2001	5,933,174	6,168,646
02/28/2001	5,987,239	6,228,823
03/31/2001	6,081,194	6,267,408
04/30/2001	6,044,854	6,211,828
05/31/2001	6,069,055	6,239,601
06/30/2001	6,049,566	6,274,451
07/31/2001	6,226,368	6,361,541
08/31/2001	6,287,921	6,425,123
09/30/2001	6,330,511	6,470,652
10/31/2001	6,508,805	6,607,670
11/30/2001	6,461,968	6,539,558
12/31/2001	6,437,649	6,480,142
01/31/2002	6,469,407	6,498,294
02/28/2002	6,502,667	6,520,777
03/31/2002	6,436,486	6,449,194
04/30/2002	6,533,618	6,533,540
05/31/2002	6,554,425	6,550,171
06/30/2002	6,615,289	6,637,096
07/31/2002	6,675,966	6,726,435
08/31/2002	6,748,905	6,827,611
09/30/2002	6,854,071	6,935,036
10/31/2002	6,853,344	6,910,767
11/30/2002	6,890,178	6,901,906
12/31/2002	7,035,525	7,024,342
01/31/2003	7,111,005	7,058,662
02/28/2003	7,215,273	7,128,857
03/31/2003	7,189,472	7,113,383
04/30/2003	7,222,484	7,134,412
05/31/2003	7,341,485	7,274,405
06/30/2003	7,315,519	7,233,604
07/31/2003	7,172,891	7,089,643
08/31/2003	7,169,896	7,062,729
09/30/2003	7,288,870	7,175,411
10/31/2003	7,219,569	7,097,182
11/30/2003	7,234,735	7,104,456
12/31/2003	7,312,464	7,170,914
01/31/2004	7,345,936	7,210,393
02/29/2004	7,429,003	7,284,720
03/31/2004	7,475,728	7,316,396
04/30/2004	7,416,776	7,215,319
05/31/2004	7,409,090	7,199,614
06/30/2004	7,416,296	7,200,143
07/31/2004	7,449,664	7,239,158
08/31/2004	7,548,463	7,354,320
09/30/2004	7,570,475	7,391,484

COUNTRY ALLOCATION‡

United States	30.4%
Germany	16.7%
Short-Term Instruments	15.7%
United Kingdom	8.1%
Japan	7.9%
France	5.3%
Italy	4.2%
Canada	3.3%
Other	8.4%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	Since Inception*
Global Bond Fund (U.S. Dollar-Hedged) Institutional Class (Inception 02/25/98)	1.27%	3.86%	7.45%	8.09%
Global Bond Fund (U.S. Dollar-Hedged) Administrative Class (Inception 09/30/03)	1.14%	3.58%	—	7.80%
J.P. Morgan Global Index (Hedged)	1.03%	3.01%	6.16%	—
Lipper Global Income Fund Average	0.36%	5.82%	6.67%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,012.70	$1,011.40	$1,022.31	$1,021.06
Expenses Paid During Period†	$2.78	$4.03	$2.79	$4.05

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Global Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Institutional Class shares returned 1.27% for the six-month period ended September 30, 2004, outperforming the 1.03% return of the J.P. Morgan Global Index (Hedged) for the same period.

•	Despite a surge in Treasuries during the third quarter, the Fund’s underweight to U.S. duration over the period contributed to outperformance, as yields rose in the second quarter due to strong growth and fears of aggressive Fed tightening.

•	An overweight to Euroland duration relative to the benchmark was positive, as yields fell in response to slowing growth.

•	Tactical strategies to exploit wider swap spreads in the U.S., Europe, and Japan detracted from performance as swap spreads narrowed due to falling yields.

•	Currency strategies detracted from performance. The yen and Canadian dollar retreated as rising U.S. rates forced market participants to unwind leveraged strategies.

•	Real return bonds continued to outperform in 2004, adding value versus like-duration nominal bonds, as real yields fell.

14  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO GNMA Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	GNMA Fund Institutional Class	Lehman Brothers GNMA Index
07/31/1997	5,000,000	5,000,000
08/31/1997	5,018,286	4,989,337
09/30/1997	5,111,651	5,055,583
10/31/1997	5,159,820	5,108,308
11/30/1997	5,172,284	5,123,990
12/31/1997	5,218,267	5,170,241
01/31/1998	5,260,371	5,220,145
02/28/1998	5,285,796	5,231,813
03/31/1998	5,293,096	5,253,935
04/30/1998	5,311,809	5,284,438
05/31/1998	5,351,927	5,320,546
06/30/1998	5,392,191	5,342,972
07/31/1998	5,408,563	5,373,010
08/31/1998	5,477,311	5,415,391
09/30/1998	5,543,973	5,479,473
10/31/1998	5,519,699	5,474,726
11/30/1998	5,498,845	5,505,690
12/31/1998	5,536,600	5,528,299
01/31/1999	5,578,414	5,567,556
02/28/1999	5,528,744	5,549,893
03/31/1999	5,595,411	5,583,509
04/30/1999	5,622,757	5,610,300
05/31/1999	5,662,331	5,582,000
06/30/1999	5,653,531	5,559,755
07/31/1999	5,659,351	5,523,329
08/31/1999	5,658,931	5,521,445
09/30/1999	5,722,084	5,610,299
10/31/1999	5,740,102	5,643,667
11/30/1999	5,736,548	5,646,093
12/31/1999	5,694,838	5,634,755
01/31/2000	5,747,671	5,583,844
02/29/2000	5,792,796	5,655,255
03/31/2000	5,884,367	5,744,636
04/30/2000	5,873,635	5,739,574
05/31/2000	5,882,556	5,760,408
06/30/2000	5,950,810	5,866,692
07/31/2000	5,991,510	5,897,650
08/31/2000	6,047,328	5,986,789
09/30/2000	6,090,882	6,042,466
10/31/2000	6,147,435	6,087,180
11/30/2000	6,286,860	6,173,009
12/31/2000	6,355,420	6,260,666
01/31/2001	6,457,728	6,362,715
02/28/2001	6,575,949	6,391,347
03/31/2001	6,647,112	6,429,695
04/30/2001	6,647,008	6,440,625
05/31/2001	6,718,310	6,494,083
06/30/2001	6,782,014	6,512,915
07/31/2001	6,941,037	6,624,287
08/31/2001	6,997,445	6,672,644
09/30/2001	7,097,376	6,763,391
10/31/2001	7,182,775	6,853,345
11/30/2001	7,139,375	6,796,272
12/31/2001	7,123,734	6,775,882
01/31/2002	7,203,175	6,843,642
02/28/2002	7,276,553	6,913,447
03/31/2002	7,202,868	6,847,769
04/30/2002	7,335,519	6,968,290
05/31/2002	7,382,074	7,014,281
06/30/2002	7,447,847	7,070,460
07/31/2002	7,542,393	7,153,184
08/31/2002	7,617,287	7,203,256
09/30/2002	7,662,843	7,262,323
10/31/2002	7,677,465	7,285,778
11/30/2002	7,693,756	7,292,503
12/31/2002	7,770,487	7,365,149
01/31/2003	7,785,131	7,384,077
02/28/2003	7,825,763	7,421,569
03/31/2003	7,827,950	7,426,748
04/30/2003	7,865,878	7,444,423
05/31/2003	7,881,827	7,444,644
06/30/2003	7,911,748	7,467,264
07/31/2003	7,760,708	7,344,124
08/31/2003	7,833,409	7,391,862
09/30/2003	7,949,976	7,498,711
10/31/2003	7,931,464	7,479,086
11/30/2003	7,976,454	7,504,615
12/31/2003	8,030,331	7,575,233
01/31/2004	8,081,569	7,613,042
02/29/2004	8,137,116	7,663,732
03/31/2004	8,154,722	7,695,222
04/30/2004	8,054,936	7,573,999
05/31/2004	8,038,337	7,558,110
06/30/2004	8,104,907	7,625,461
07/31/2004	8,166,716	7,687,243
08/31/2004	8,259,474	7,794,163
09/30/2004	8,278,139	7,810,350

SECTOR BREAKDOWN‡

U.S. Government Agencies	62.4%
Short-Term Instruments	35.7%
Other	1.9%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	Since Inception*
GNMA Fund Institutional Class (Inception 07/31/97)	1.51%	4.13%	7.67%	7.29%
Lehman Brothers GNMA Index	1.50%	4.16%	6.84%	—
Lipper GNMA Fund Average	0.87%	2.82%	6.02%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,015.10	$1,022.56
Expenses Paid During Period†	$2.53	$2.54

†	Expenses are equal to the expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	The Fund is neither sponsored by nor affiliated with GNMA.

•	The Fund’s Institutional Class shares slightly outperformed the Lehman Brothers GNMA Index for the six-month period ended September 30, 2004 by returning 1.51% versus the 1.50% return of the Index.

•	The Fund’s duration was maintained below the Index for most of the period given the longer-term risks of inflation and rate increases; this strategy was positive as interest rates rose, but the strategy was negative during the last three months as interest rates fell.

•	An underweight to 15-year mortgage-backed securities helped returns as these securities underperformed their 30-year counterparts.

•	An underweight to 30-year issues was a drag on performance as this sector continued to perform well relative on a duration adjusted basis.

•	An underweight to 30-year 5.0% securities was negative for performance.

09.30.04 | PIMCO Funds Semi-Annual Report 15

PIMCO High Yield Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	High Yield Fund Institutional Class	Merrill Lynch U.S. High Yield BB-B Rated Index
12/31/1992	5,000,000	5,000,000
01/31/1993	5,113,886	5,120,600
02/28/1993	5,208,126	5,215,995
03/31/1993	5,313,333	5,305,555
04/30/1993	5,369,686	5,343,540
05/31/1993	5,409,077	5,412,045
06/30/1993	5,556,254	5,513,035
07/31/1993	5,595,567	5,566,180
08/31/1993	5,658,345	5,617,165
09/30/1993	5,686,689	5,644,410
10/31/1993	5,839,376	5,750,465
11/30/1993	5,884,380	5,776,805
12/31/1993	5,935,129	5,831,975
01/31/1994	6,061,596	5,955,085
02/28/1994	6,060,370	5,909,885
03/31/1994	5,879,246	5,718,940
04/30/1994	5,828,068	5,651,170
05/31/1994	5,870,524	5,628,905
06/30/1994	5,878,587	5,649,335
07/31/1994	5,934,013	5,691,650
08/31/1994	5,984,086	5,729,385
09/30/1994	6,025,467	5,726,235
10/31/1994	6,028,706	5,740,490
11/30/1994	6,004,787	5,694,625
12/31/1994	6,077,394	5,761,365
01/31/1995	6,137,436	5,849,745
02/28/1995	6,305,367	6,031,145
03/31/1995	6,397,464	6,111,905
04/30/1995	6,537,390	6,253,090
05/31/1995	6,727,023	6,452,000
06/30/1995	6,781,902	6,504,455
07/31/1995	6,872,762	6,569,240
08/31/1995	6,925,387	6,619,890
09/30/1995	7,022,543	6,697,010
10/31/1995	7,125,446	6,755,205
11/30/1995	7,212,331	6,823,165
12/31/1995	7,334,202	6,933,085
01/31/1996	7,453,084	7,034,930
02/29/1996	7,460,951	7,035,075
03/31/1996	7,402,000	7,012,350
04/30/1996	7,434,433	7,010,595
05/31/1996	7,459,688	7,055,955
06/30/1996	7,490,201	7,102,100
07/31/1996	7,557,060	7,147,415
08/31/1996	7,680,144	7,218,670
09/30/1996	7,858,765	7,379,865
10/31/1996	7,937,607	7,470,860
11/30/1996	8,110,110	7,621,245
12/31/1996	8,191,022	7,677,265
01/31/1997	8,275,049	7,739,220
02/28/1997	8,402,615	7,844,555
03/31/1997	8,292,841	7,732,845
04/30/1997	8,381,534	7,811,410
05/31/1997	8,572,658	7,974,905
06/30/1997	8,699,809	8,098,755
07/31/1997	8,924,236	8,326,170
08/31/1997	8,921,803	8,306,600
09/30/1997	9,072,091	8,445,570
10/31/1997	9,081,530	8,488,050
11/30/1997	9,168,890	8,564,870
12/31/1997	9,273,057	8,654,800
01/31/1998	9,432,639	8,782,720
02/28/1998	9,483,456	8,823,735
03/31/1998	9,557,939	8,898,910
04/30/1998	9,581,967	8,935,310
05/31/1998	9,631,622	8,997,140
06/30/1998	9,702,825	9,047,885
07/31/1998	9,806,262	9,104,525
08/31/1998	9,412,663	8,701,920
09/30/1998	9,532,027	8,761,530
10/31/1998	9,438,479	8,593,045
11/30/1998	9,836,791	8,994,600
12/31/1998	9,879,676	8,990,460
01/31/1999	10,010,006	9,089,985
02/28/1999	9,927,890	9,029,900
03/31/1999	10,010,332	9,131,395
04/30/1999	10,178,603	9,265,630
05/31/1999	9,984,753	9,170,750
06/30/1999	9,982,745	9,153,415
07/31/1999	10,010,514	9,167,240
08/31/1999	9,972,088	9,091,240
09/30/1999	9,978,381	9,077,515
10/31/1999	9,966,545	9,043,380
11/30/1999	10,104,777	9,152,190
12/31/1999	10,158,157	9,222,465
01/31/2000	10,112,740	9,178,010
02/29/2000	10,137,614	9,182,230
03/31/2000	9,935,905	9,040,275
04/30/2000	9,958,025	9,049,135
05/31/2000	9,908,672	8,953,575
06/30/2000	10,098,829	9,149,660
07/31/2000	10,178,729	9,194,765
08/31/2000	10,325,854	9,300,965
09/30/2000	10,294,967	9,218,280
10/31/2000	10,085,655	8,947,910
11/30/2000	9,895,109	8,632,680
12/31/2000	10,113,001	8,865,355
01/31/2001	10,530,435	9,419,350
02/28/2001	10,642,311	9,535,680
03/31/2001	10,517,025	9,362,510
04/30/2001	10,438,828	9,267,950
05/31/2001	10,558,600	9,409,195
06/30/2001	10,394,083	9,190,805
07/31/2001	10,556,027	9,327,475
08/31/2001	10,647,779	9,408,905
09/30/2001	10,220,694	8,840,415
10/31/2001	10,447,685	9,127,905
11/30/2001	10,634,566	9,427,395
12/31/2001	10,618,130	9,344,055
01/31/2002	10,640,592	9,389,840
02/28/2002	10,537,787	9,303,175
03/31/2002	10,630,020	9,503,750
04/30/2002	10,725,786	9,628,725
05/31/2002	10,639,337	9,610,335
06/30/2002	10,106,683	8,912,045
07/31/2002	9,527,204	8,565,280
08/31/2002	9,916,153	8,835,685
09/30/2002	9,673,118	8,701,380
10/31/2002	9,749,024	8,622,025
11/30/2002	10,350,642	9,123,395
12/31/2002	10,527,512	9,223,025
01/31/2003	10,791,936	9,429,620
02/28/2003	10,953,828	9,538,720
03/31/2003	11,223,287	9,754,870
04/30/2003	11,789,757	10,225,150
05/31/2003	11,909,108	10,293,455
06/30/2003	12,144,452	10,558,305
07/31/2003	11,871,444	10,383,035
08/31/2003	12,062,755	10,502,130
09/30/2003	12,331,441	10,762,795
10/31/2003	12,555,013	10,959,431
11/30/2003	12,676,103	11,099,383
12/31/2003	13,022,288	11,339,352
01/31/2004	13,134,396	11,485,743
02/29/2004	13,072,378	11,510,667
03/31/2004	13,141,290	11,612,651
04/30/2004	13,018,494	11,514,524
05/31/2004	12,837,284	11,329,947
06/30/2004	12,993,528	11,473,610
07/31/2004	13,198,949	11,654,315
08/31/2004	13,472,477	11,870,855
09/30/2004	13,674,952	12,031,113

SECTOR BREAKDOWN‡

Industrials	53.7%
Utilities	14.5%
Banking & Finance	9.0%
Short-Term Instruments	6.7%
Sovereign Issues	6.6%
Foreign Currency-Denominated Issues	4.3%
Asset-Backed Securities	3.4%
Other	1.8%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
High Yield Fund Institutional Class (Inception 12/15/92)	4.06%	10.90%	6.51%	8.54%	8.93%
High Yield Fund Administrative Class (Inception 01/16/95)	3.93%	10.62%	6.25%	—	8.67%
Merrill Lynch U.S. High Yield BB-B Rated Index	3.60%	11.78%	5.80%	7.71%	—
Lipper High Current Yield Fund Average	3.43%	11.26%	4.48%	5.74%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,040.60	$1,039.30	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.56	$3.83	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Institutional Class shares returned 4.06% for the six-month period ended September 30, 2004 outperforming the 3.60% return of the Merrill Lynch U.S. High Yield BB-B Rated Index for the same period.

•	An overweight to the energy sector, which surpassed most other industries during the six-month period, added to returns.

•	A focus on pipelines, which outperformed the overall high yield market by over 5% during the period, contributed significantly to outperformance.

•	An underweight to consumer cyclicals, which were among the worst-performing sectors led lower by the automotive and auto parts sectors, was a boost to returns.

•	As the air transportation sector was the worst performer due to high fuel costs and the threat of terrorism, an underweight to the sector and an emphasis on higher quality secured issues contributed to relative performance.

•	While an overweight to telecom was a detriment to performance, as these bonds underperformed the benchmark during the period, exposure to large-cap companies was positive for security selection.

•	An underweight to metals and mining, the top-performing sector over the period, hindered performance.

•	As the chemicals sector outperformed the benchmark by 2.75%, an underweight to this sector also hurt performance.

•	Despite the outperformance of Brazil, one of our core emerging market holdings, the overall asset class underperformed high yields and was a slight burden on returns.

16  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO Investment Grade Corporate Bond Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Investment Grade Corporate Bond Fund Institutional Class	Lehman Brothers Credit Investment Grade Index
04/30/2000	5,000,000	5,000,000
05/31/2000	5,014,761	4,981,500
06/30/2000	5,128,394	5,106,535
07/31/2000	5,184,004	5,168,324
08/31/2000	5,264,388	5,235,512
09/30/2000	5,297,559	5,263,260
10/31/2000	5,317,541	5,268,524
11/30/2000	5,424,989	5,337,015
12/31/2000	5,563,978	5,440,553
01/31/2001	5,642,326	5,589,624
02/28/2001	5,736,175	5,638,254
03/31/2001	5,749,969	5,673,211
04/30/2001	5,686,680	5,652,787
05/31/2001	5,737,457	5,704,793
06/30/2001	5,744,342	5,733,317
07/31/2001	5,953,968	5,882,957
08/31/2001	6,059,316	5,961,788
09/30/2001	5,983,609	5,952,846
10/31/2001	6,107,077	6,100,476
11/30/2001	6,081,896	6,047,484
12/31/2001	6,069,349	6,005,757
01/31/2002	6,095,819	6,056,805
02/28/2002	6,151,204	6,102,837
03/31/2002	6,115,274	5,989,935
04/30/2002	6,226,317	6,073,195
05/31/2002	6,250,468	6,153,361
06/30/2002	6,270,463	6,163,349
07/31/2002	6,212,479	6,160,267
08/31/2002	6,454,385	6,319,818
09/30/2002	6,434,531	6,439,894
10/31/2002	6,482,306	6,365,346
11/30/2002	6,576,724	6,447,852
12/31/2002	6,764,990	6,637,928
01/31/2003	6,813,294	6,659,487
02/28/2003	6,942,379	6,792,647
03/31/2003	6,963,326	6,797,563
04/30/2003	7,146,390	6,923,284
05/31/2003	7,387,457	7,141,717
06/30/2003	7,371,256	7,124,125
07/31/2003	7,012,097	6,820,352
08/31/2003	7,089,786	6,873,766
09/30/2003	7,347,828	7,113,878
10/31/2003	7,304,590	7,038,094
11/30/2003	7,351,138	7,070,385
12/31/2003	7,467,130	7,149,204
01/31/2004	7,543,636	7,221,437
02/29/2004	7,636,622	7,312,236
03/31/2004	7,719,693	7,382,939
04/30/2004	7,481,875	7,150,306
05/31/2004	7,411,975	7,100,125
06/30/2004	7,450,878	7,130,005
07/31/2004	7,543,160	7,217,990
08/31/2004	7,735,813	7,388,389
09/30/2004	7,784,238	7,429,850

SECTOR BREAKDOWN‡

Banking & Finance	40.8%
Industrials	27.6%
Utilities	13.1%
Short-Term Instruments	11.7%
Other	6.8%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	Since Inception*
Investment Grade Corporate Bond Fund Institutional Class (Inception 04/28/00)	0.84%	5.94%	10.52%
Investment Grade Corporate Bond Fund Administrative Class (Inception 09/30/02)	0.71%	5.68%	10.25%
Lehman Brothers Credit Investment Grade Index	0.64%	4.44%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.41%	3.23%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,008.40	$1,007.10	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.52	$3.77	$2.54	$3.81

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Investment Grade Corporate Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities.

•	The Fund’s Institutional Class shares returned 0.84% for the six-month period ended September 30, 2004, outperforming the 0.64% return of the Lehman Brothers Credit Investment Grade Index for the same period.

•	Below-Index duration helped Fund returns, as interest rates increased early in the period.

•	A near-Index quality profile was neutral for performance; however, small positions in below investment grade holdings added to returns.

•	Modest exposure to Treasuries detracted slightly from performance as the Treasury sector underperformed the overall investment grade corporate market.

•	The Fund’s overweight position in the electric utilities industry boosted returns, as this corporate sector has benefited from the following factors: improving credit quality as rating upgrades have outpaced downgrades, light new issuance has created favorable market technicals, and a macro economic environment that was positive for non-cyclicals.

•	Though faced with difficult technicals early in the period, a small tactical allocation to emerging market bonds added value as the benign interest rate environment and improving credit qualities boosted demand for the sector.

09.30.04 | PIMCO Funds Semi-Annual Report 17

PIMCO Long-Term U.S. Government Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Long-Term U.S. Government Fund Institutional Class	Lehman Brothers Long-Term Treasury Index
06/30/1991	5,000,000	5,000,000
07/31/1991	5,068,858	5,074,501
08/31/1991	5,265,511	5,249,571
09/30/1991	5,442,627	5,414,932
10/31/1991	5,470,292	5,426,845
11/30/1991	5,543,810	5,457,236
12/31/1991	5,909,199	5,782,486
01/31/1992	5,742,566	5,600,917
02/29/1992	5,771,828	5,633,962
03/31/1992	5,753,678	5,571,988
04/30/1992	5,725,465	5,566,416
05/31/1992	5,930,074	5,721,163
06/30/1992	6,016,162	5,804,119
07/31/1992	6,300,744	6,045,570
08/31/1992	6,427,326	6,087,285
09/30/1992	6,540,767	6,183,464
10/31/1992	6,378,211	6,053,611
11/30/1992	6,445,336	6,076,615
12/31/1992	6,614,191	6,243,115
01/31/1993	6,790,743	6,421,044
02/28/1993	7,063,398	6,635,507
03/31/1993	7,101,318	6,652,095
04/30/1993	7,156,851	6,703,316
05/31/1993	7,184,508	6,725,437
06/30/1993	7,540,954	7,009,924
07/31/1993	7,650,608	7,122,783
08/31/1993	7,942,707	7,409,119
09/30/1993	7,968,888	7,435,051
10/31/1993	8,009,725	7,488,582
11/30/1993	7,792,708	7,296,874
12/31/1993	7,842,784	7,320,224
01/31/1994	8,022,521	7,495,910
02/28/1994	7,708,576	7,188,578
03/31/1994	7,394,709	6,873,000
04/30/1994	7,268,749	6,791,898
05/31/1994	7,246,140	6,747,072
06/30/1994	7,204,478	6,682,974
07/31/1994	7,383,601	6,909,528
08/31/1994	7,399,922	6,858,397
09/30/1994	7,169,097	6,642,358
10/31/1994	7,122,283	6,619,109
11/30/1994	7,100,894	6,658,162
12/31/1994	7,263,266	6,760,697
01/31/1995	7,453,074	6,934,447
02/28/1995	7,711,268	7,131,386
03/31/1995	7,801,463	7,192,715
04/30/1995	7,935,436	7,320,745
05/31/1995	8,543,447	7,882,247
06/30/1995	8,641,206	7,973,681
07/31/1995	8,492,085	7,846,101
08/31/1995	8,683,920	8,020,286
09/30/1995	8,871,163	8,167,858
10/31/1995	9,089,923	8,396,559
11/30/1995	9,313,423	8,606,473
12/31/1995	9,556,575	8,835,405
01/31/1996	9,571,589	8,835,405
02/29/1996	9,125,878	8,408,654
03/31/1996	8,958,506	8,241,322
04/30/1996	8,759,744	8,103,692
05/31/1996	8,771,139	8,061,553
06/30/1996	8,947,395	8,233,264
07/31/1996	8,918,333	8,236,557
08/31/1996	8,856,612	8,133,600
09/30/1996	9,102,968	8,358,088
10/31/1996	9,493,678	8,686,561
11/30/1996	9,851,090	8,976,691
12/31/1996	9,624,385	8,758,559
01/31/1997	9,576,361	8,696,373
02/28/1997	9,598,405	8,699,851
03/31/1997	9,359,770	8,477,135
04/30/1997	9,570,437	8,681,434
05/31/1997	9,684,481	8,778,666
06/30/1997	9,875,451	8,948,094
07/31/1997	10,424,177	9,473,347
08/31/1997	10,161,918	9,209,988
09/30/1997	10,427,124	9,463,263
10/31/1997	10,781,870	9,782,175
11/30/1997	10,884,053	9,912,278
12/31/1997	11,070,318	10,078,804
01/31/1998	11,276,193	10,283,404
02/28/1998	11,199,620	10,209,364
03/31/1998	11,253,545	10,230,803
04/30/1998	11,318,487	10,268,657
05/31/1998	11,539,028	10,464,788
06/30/1998	11,809,161	10,707,571
07/31/1998	11,801,731	10,662,600
08/31/1998	12,300,067	11,143,483
09/30/1998	12,791,270	11,551,334
10/31/1998	12,445,690	11,376,910
11/30/1998	12,490,607	11,464,511
12/31/1998	12,554,165	11,440,436
01/31/1999	12,649,540	11,543,400
02/28/1999	12,075,837	10,975,465
03/31/1999	12,126,451	10,950,221
04/30/1999	12,144,805	10,965,551
05/31/1999	11,926,288	10,793,392
06/30/1999	11,815,966	10,678,982
07/31/1999	11,748,078	10,627,723
08/31/1999	11,657,161	10,586,275
09/30/1999	11,776,658	10,664,613
10/31/1999	11,801,615	10,671,012
11/30/1999	11,726,960	10,598,449
12/31/1999	11,551,451	10,440,533
01/31/2000	11,604,071	10,589,832
02/29/2000	11,954,949	10,909,645
03/31/2000	12,278,865	11,282,755
04/30/2000	12,210,344	11,192,492
05/31/2000	12,145,217	11,152,200
06/30/2000	12,518,123	11,394,202
07/31/2000	12,744,020	11,590,183
08/31/2000	13,030,399	11,854,439
09/30/2000	12,879,831	11,711,000
10/31/2000	13,107,443	11,893,691
11/30/2000	13,541,214	12,269,532
12/31/2000	13,905,851	12,557,866
01/31/2001	13,986,307	12,579,214
02/28/2001	14,260,933	12,794,319
03/31/2001	14,184,611	12,730,348
04/30/2001	13,761,742	12,384,082
05/31/2001	13,838,707	12,400,182
06/30/2001	13,958,907	12,506,822
07/31/2001	14,555,453	12,972,076
08/31/2001	14,877,703	13,249,679
09/30/2001	15,019,643	13,349,052
10/31/2001	15,722,059	14,004,491
11/30/2001	15,035,911	13,338,725
12/31/2001	14,673,236	13,087,957
01/31/2002	15,011,026	13,256,792
02/28/2002	15,201,454	13,410,571
03/31/2002	14,541,797	12,868,783
04/30/2002	15,195,779	13,357,797
05/31/2002	15,279,507	13,399,206
06/30/2002	15,580,332	13,639,773
07/31/2002	16,053,172	14,059,878
08/31/2002	16,696,987	14,674,295
09/30/2002	17,340,856	15,285,851
10/31/2002	16,811,403	14,846,775
11/30/2002	16,643,744	14,682,652
12/31/2002	17,443,464	15,284,066
01/31/2003	17,327,352	15,232,415
02/28/2003	17,915,890	15,693,487
03/31/2003	17,703,208	15,496,155
04/30/2003	17,917,235	15,653,492
05/31/2003	18,829,142	16,533,692
06/30/2003	18,542,068	16,281,448
07/31/2003	16,887,480	14,825,323
08/31/2003	17,165,774	15,061,699
09/30/2003	18,189,232	15,845,833
10/31/2003	17,788,422	15,404,985
11/30/2003	17,870,172	15,479,505
12/31/2003	18,090,856	15,663,608
01/31/2004	18,376,673	15,932,256
02/29/2004	18,815,502	16,249,760
03/31/2004	19,140,150	16,496,467
04/30/2004	18,030,492	15,571,022
05/31/2004	17,822,726	15,494,494
06/30/2004	17,983,092	15,636,264
07/31/2004	18,362,492	15,900,742
08/31/2004	19,061,737	16,490,806
09/30/2004	19,172,249	16,630,150

SECTOR BREAKDOWN‡

U.S. Government Agencies	34.1%
Short-Term Instruments	28.9%
U.S. Treasury Obligations	13.9%
Mortgage-Backed Securities	8.5%
Corporate Bonds & Notes	8.1%
Other	6.5%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Long-Term U.S. Government Fund Institutional Class (Inception 07/01/91)	0.17%	5.41%	10.24%	10.34%	10.67%
Long-Term U.S. Government Fund Administrative Class (Inception 09/23/97)	0.05%	5.15%	9.96%	—	10.41%
Lehman Brothers Long-Term Treasury Index	0.81%	4.95%	9.29%	9.61%	—
Lipper General U.S. Government Fund Average	0.07%	2.19%	6.18%	6.40%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,001.70	$1,000.50	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.51	$3.76	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Long-Term U.S. Government Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Fund’s Institutional Class shares underperformed the benchmark Lehman Brothers Long-Term Treasury Index, returning 0.17% for the six-month period ended September 30, 2004 compared to the 0.81% return for the Index during the same period.

•	The Fund’s emphasis on the intermediate portion of the curve was a tale of two quarters; performance was weighed upon during the second quarter, as rates increased significantly on the back of positive jobs data. However, an easing of rates in this range during the third quarter offset some of these losses.

•	A focus on high quality, long maturity agency debt was a modest boost to relative performance, as this sector outperformed Treasuries of similar duration.

•	Exposure to longer duration structured mortgages was a positive for relative performance; these securities outperformed comparable Treasuries as low volatility and strong bank demand supported the asset class.

•	Despite outperforming Treasuries during the third quarter, a modest allocation to TIPS was a slight negative for performance as they underperformed comparable Treasuries over the entire six-month period.

•	A minimal allocation to long duration corporates boosted relative returns, as spread compression continued on the back of improving credit fundamentals and corporate upgrade announcements.

18  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO Low Duration Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Low Duration Fund Institutional Class	Merrill Lynch 1-3 Year Treasury Index
05/31/1987	5,000,000	5,000,000
06/30/1987	5,046,628	5,054,486
07/31/1987	5,065,090	5,079,247
08/31/1987	5,064,335	5,083,277
09/30/1987	5,052,060	5,063,694
10/31/1987	5,133,989	5,175,497
11/30/1987	5,191,951	5,206,753
12/31/1987	5,222,390	5,239,924
01/31/1988	5,308,798	5,323,917
02/29/1988	5,347,411	5,367,579
03/31/1988	5,380,986	5,378,053
04/30/1988	5,403,325	5,385,796
05/31/1988	5,415,511	5,378,103
06/30/1988	5,466,198	5,433,788
07/31/1988	5,495,264	5,437,868
08/31/1988	5,517,425	5,449,457
09/30/1988	5,568,286	5,512,752
10/31/1988	5,619,832	5,567,754
11/30/1988	5,626,975	5,552,801
12/31/1988	5,652,043	5,565,872
01/31/1989	5,699,277	5,609,584
02/28/1989	5,708,130	5,609,468
03/31/1989	5,730,286	5,635,162
04/30/1989	5,798,151	5,721,387
05/31/1989	5,917,401	5,806,895
06/30/1989	6,046,639	5,915,301
07/31/1989	6,135,363	6,002,808
08/31/1989	6,107,180	5,965,890
09/30/1989	6,137,963	6,001,276
10/31/1989	6,219,093	6,091,880
11/30/1989	6,275,483	6,149,263
12/31/1989	6,307,554	6,173,858
01/31/1990	6,303,536	6,178,987
02/28/1990	6,346,767	6,207,779
03/31/1990	6,381,164	6,228,694
04/30/1990	6,377,250	6,240,900
05/31/1990	6,484,898	6,336,383
06/30/1990	6,554,775	6,403,041
07/31/1990	6,626,735	6,482,955
08/31/1990	6,639,802	6,502,338
09/30/1990	6,676,368	6,555,691
10/31/1990	6,724,978	6,627,712
11/30/1990	6,805,177	6,692,922
12/31/1990	6,878,682	6,774,101
01/31/1991	6,942,193	6,836,151
02/28/1991	6,997,644	6,876,758
03/31/1991	7,057,271	6,923,107
04/30/1991	7,143,402	6,988,670
05/31/1991	7,199,368	7,030,881
06/30/1991	7,245,425	7,059,426
07/31/1991	7,325,646	7,120,914
08/31/1991	7,430,571	7,218,612
09/30/1991	7,527,775	7,296,718
10/31/1991	7,593,269	7,375,086
11/30/1991	7,675,305	7,451,712
12/31/1991	7,804,629	7,565,276
01/31/1992	7,811,724	7,553,701
02/29/1992	7,850,357	7,579,762
03/31/1992	7,854,905	7,577,109
04/30/1992	7,910,379	7,646,439
05/31/1992	7,990,995	7,716,175
06/30/1992	8,065,552	7,794,942
07/31/1992	8,172,756	7,882,416
08/31/1992	8,227,543	7,951,624
09/30/1992	8,309,644	8,027,323
10/31/1992	8,312,516	7,979,320
11/30/1992	8,317,418	7,966,313
12/31/1992	8,404,634	8,041,993
01/31/1993	8,484,134	8,125,469
02/28/1993	8,584,735	8,194,941
03/31/1993	8,633,491	8,219,527
04/30/1993	8,674,838	8,270,487
05/31/1993	8,685,036	8,247,329
06/30/1993	8,771,815	8,308,113
07/31/1993	8,802,074	8,327,387
08/31/1993	8,888,391	8,400,002
09/30/1993	8,922,962	8,427,302
10/31/1993	8,984,843	8,443,819
11/30/1993	8,993,553	8,445,931
12/31/1993	9,056,846	8,477,097
01/31/1994	9,106,228	8,531,519
02/28/1994	9,066,980	8,477,003
03/31/1994	9,027,600	8,434,789
04/30/1994	8,998,069	8,404,930
05/31/1994	8,988,338	8,416,864
06/30/1994	9,007,246	8,441,778
07/31/1994	9,091,298	8,514,377
08/31/1994	9,129,999	8,544,348
09/30/1994	9,116,482	8,524,952
10/31/1994	9,115,926	8,544,133
11/30/1994	9,118,176	8,506,026
12/31/1994	9,113,801	8,525,250
01/31/1995	9,198,589	8,643,921
02/28/1995	9,314,539	8,762,689
03/31/1995	9,352,866	8,811,585
04/30/1995	9,470,326	8,890,096
05/31/1995	9,642,739	9,045,405
06/30/1995	9,692,391	9,094,070
07/31/1995	9,696,402	9,131,718
08/31/1995	9,802,372	9,186,053
09/30/1995	9,890,345	9,230,697
10/31/1995	9,964,908	9,308,604
11/30/1995	10,081,178	9,390,892
12/31/1995	10,201,089	9,463,014
01/31/1996	10,276,453	9,543,450
02/29/1996	10,210,333	9,503,081
03/31/1996	10,206,317	9,494,623
04/30/1996	10,210,668	9,502,599
05/31/1996	10,220,903	9,522,079
06/30/1996	10,324,796	9,590,448
07/31/1996	10,360,157	9,628,235
08/31/1996	10,411,622	9,661,259
09/30/1996	10,559,003	9,748,888
10/31/1996	10,711,509	9,858,660
11/30/1996	10,856,335	9,934,177
12/31/1996	10,827,172	9,934,177
01/31/1997	10,917,928	9,980,768
02/28/1997	10,962,362	10,003,723
03/31/1997	10,918,161	9,999,822
04/30/1997	11,051,403	10,081,520
05/31/1997	11,144,606	10,150,277
06/30/1997	11,232,679	10,220,213
07/31/1997	11,414,133	10,332,533
08/31/1997	11,408,378	10,342,038
09/30/1997	11,508,994	10,420,534
10/31/1997	11,594,791	10,497,958
11/30/1997	11,628,837	10,523,470
12/31/1997	11,718,950	10,595,345
01/31/1998	11,808,398	10,698,225
02/28/1998	11,849,111	10,707,426
03/31/1998	11,900,389	10,751,006
04/30/1998	11,965,788	10,801,320
05/31/1998	12,042,787	10,858,892
06/30/1998	12,072,222	10,915,357
07/31/1998	12,130,281	10,966,441
08/31/1998	12,177,935	11,104,289
09/30/1998	12,426,371	11,251,422
10/31/1998	12,407,993	11,306,666
11/30/1998	12,480,576	11,296,829
12/31/1998	12,558,314	11,336,708
01/31/1999	12,614,507	11,381,600
02/28/1999	12,548,547	11,326,059
03/31/1999	12,656,332	11,404,775
04/30/1999	12,723,248	11,441,498
05/31/1999	12,683,445	11,434,174
06/30/1999	12,690,305	11,469,850
07/31/1999	12,692,072	11,506,210
08/31/1999	12,701,307	11,539,462
09/30/1999	12,796,976	11,614,468
10/31/1999	12,850,766	11,645,363
11/30/1999	12,906,395	11,667,372
12/31/1999	12,931,228	11,684,058
01/31/2000	12,915,977	11,679,735
02/29/2000	13,009,930	11,757,522
03/31/2000	13,106,258	11,830,418
04/30/2000	13,135,290	11,861,176
05/31/2000	13,175,787	11,909,925
06/30/2000	13,335,487	12,033,551
07/31/2000	13,416,218	12,109,603
08/31/2000	13,566,278	12,198,850
09/30/2000	13,635,215	12,286,438
10/31/2000	13,636,576	12,352,416
11/30/2000	13,743,722	12,469,270
12/31/2000	13,926,801	12,618,029
01/31/2001	14,154,253	12,776,132
02/28/2001	14,225,101	12,859,176
03/31/2001	14,343,928	12,966,423
04/30/2001	14,386,763	13,001,042
05/31/2001	14,503,863	13,074,368
06/30/2001	14,541,262	13,118,821
07/31/2001	14,789,469	13,266,014
08/31/2001	14,880,723	13,342,428
09/30/2001	15,029,046	13,562,042
10/31/2001	15,224,654	13,690,204
11/30/2001	15,069,717	13,660,633
12/31/2001	15,041,156	13,665,416
01/31/2002	15,183,830	13,693,156
02/28/2002	15,307,463	13,759,294
03/31/2002	15,191,222	13,666,418
04/30/2002	15,395,788	13,819,073
05/31/2002	15,497,092	13,874,348
06/30/2002	15,550,542	13,990,755
07/31/2002	15,620,991	14,161,442
08/31/2002	15,780,286	14,210,015
09/30/2002	15,870,489	14,327,391
10/31/2002	15,952,480	14,359,914
11/30/2002	16,005,786	14,316,833
12/31/2002	16,192,973	14,451,412
01/31/2003	16,240,555	14,449,967
02/28/2003	16,378,874	14,510,223
03/31/2003	16,417,388	14,536,631
04/30/2003	16,504,462	14,563,816
05/31/2003	16,590,071	14,618,430
06/30/2003	16,639,982	14,640,795
07/31/2003	16,369,891	14,561,150
08/31/2003	16,439,972	14,570,907
09/30/2003	16,637,601	14,703,210
10/31/2003	16,565,760	14,648,661
11/30/2003	16,584,712	14,640,898
12/31/2003	16,673,791	14,725,815
01/31/2004	16,732,820	14,755,856
02/29/2004	16,821,769	14,826,389
03/31/2004	16,867,606	14,872,795
04/30/2004	16,735,931	14,729,421
05/31/2004	16,730,597	14,715,723
06/30/2004	16,758,167	14,714,546
07/31/2004	16,840,999	14,767,812
08/31/2004	16,985,411	14,870,006
09/30/2004	16,977,295	14,856,920

SECTOR BREAKDOWN‡

Short-Term Instruments	59.7%
U.S. Government Agencies	18.0%
U.S. Treasury Obligations	7.7%
Corporate Bonds & Notes	5.0%
Mortgage-Backed Securities	4.5%
Other	5.1%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Low Duration Fund Institutional Class (Inception 05/11/87)	0.65%	2.04%	5.82%	6.42%	7.28%
Low Duration Fund Administrative Class (Incepton 01/03/95)	0.53%	1.79%	5.55%	—	7.02%
Merrill Lynch 1-3 Year Treasury Index	-0.11%	1.05%	5.05%	5.71%	—
Lipper Short Investment Grade Debt Fund Average	-0.03%	1.24%	4.73%	5.29%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,006.50	$1,005.30	$1,022.91	$1,021.66
Expenses Paid During Period†	$2.16	$3.42	$2.18	$3.45

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Institutional Class shares returned 0.65% for the six-month period ended September 30, 2004, outperforming the Merrill Lynch 1-3 Year Treasury Index return of -0.11% for the same period.

•	The Fund’s duration was maintained near the benchmark during the period and did not have a significant effect on performance.

•	Broader-than-Index maturity structure was positive for performance, as rates on maturities within the Index fared the worst.

•	Holdings of mortgages were positive for performance. Although mortgages suffered in April, as rising rates caused mortgage durations to lengthen, their performance rebounded later in the period. Security selection within the sector further enhanced performance.

•	Corporate holdings were positive for returns. While the sector lagged Treasuries in the turbulent second quarter of the year, the spreads narrowed in the third quarter, which boosted overall returns.

•	Exposure to short maturity Eurozone issues added to performance, as Euroland bonds outpaced Treasuries amid expectations for slower growth.

•	Holdings of high quality emerging market bonds added to returns. The sector sold off in the second quarter, but outperformed most bond sectors, benefiting from continued improving country fundamentals and strong commodity prices.

09.30.04 | PIMCO Funds Semi-Annual Report 19

PIMCO Low Duration Fund II

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Low Duration Fund II Institutional Class	Merrill Lynch 1-3 Year Treasury Index
10/31/1991	5,000,000	5,000,000
11/30/1991	5,070,496	5,051,950
12/31/1991	5,150,788	5,128,941
01/31/1992	5,126,506	5,121,094
02/29/1992	5,159,358	5,138,762
03/31/1992	5,157,326	5,136,964
04/30/1992	5,197,109	5,183,966
05/31/1992	5,240,589	5,231,244
06/30/1992	5,302,476	5,284,645
07/31/1992	5,355,736	5,343,949
08/31/1992	5,377,728	5,390,869
09/30/1992	5,426,036	5,442,189
10/31/1992	5,423,401	5,409,645
11/30/1992	5,417,545	5,400,827
12/31/1992	5,471,783	5,452,135
01/31/1993	5,544,427	5,508,728
02/28/1993	5,600,313	5,555,828
03/31/1993	5,619,040	5,572,496
04/30/1993	5,660,962	5,607,045
05/31/1993	5,649,149	5,591,344
06/30/1993	5,710,514	5,632,553
07/31/1993	5,724,808	5,645,621
08/31/1993	5,775,444	5,694,851
09/30/1993	5,794,689	5,713,359
10/31/1993	5,802,333	5,724,557
11/30/1993	5,799,743	5,725,988
12/31/1993	5,831,720	5,747,117
01/31/1994	5,872,093	5,784,014
02/28/1994	5,850,184	5,747,054
03/31/1994	5,796,320	5,718,434
04/30/1994	5,779,212	5,698,191
05/31/1994	5,767,710	5,706,282
06/30/1994	5,772,326	5,723,172
07/31/1994	5,831,607	5,772,392
08/31/1994	5,826,033	5,792,711
09/30/1994	5,810,813	5,779,561
10/31/1994	5,821,529	5,792,565
11/30/1994	5,828,521	5,766,731
12/31/1994	5,850,354	5,779,763
01/31/1995	5,935,515	5,860,217
02/28/1995	6,029,620	5,940,737
03/31/1995	6,074,370	5,973,886
04/30/1995	6,107,608	6,027,114
05/31/1995	6,211,631	6,132,407
06/30/1995	6,235,805	6,165,399
07/31/1995	6,243,368	6,190,923
08/31/1995	6,297,641	6,227,760
09/30/1995	6,346,020	6,258,027
10/31/1995	6,405,255	6,310,844
11/30/1995	6,478,110	6,366,632
12/31/1995	6,539,804	6,415,528
01/31/1996	6,580,351	6,470,061
02/29/1996	6,535,860	6,442,692
03/31/1996	6,518,000	6,436,958
04/30/1996	6,505,764	6,442,365
05/31/1996	6,502,485	6,455,572
06/30/1996	6,575,782	6,501,923
07/31/1996	6,606,321	6,527,541
08/31/1996	6,630,457	6,549,930
09/30/1996	6,719,145	6,609,338
10/31/1996	6,816,464	6,683,760
11/30/1996	6,887,004	6,734,957
12/31/1996	6,881,011	6,734,957
01/31/1997	6,918,655	6,766,544
02/28/1997	6,946,342	6,782,107
03/31/1997	6,930,530	6,779,461
04/30/1997	6,993,758	6,834,850
05/31/1997	7,044,400	6,881,464
06/30/1997	7,099,424	6,928,877
07/31/1997	7,200,340	7,005,026
08/31/1997	7,201,737	7,011,470
09/30/1997	7,257,640	7,064,687
10/31/1997	7,324,878	7,117,177
11/30/1997	7,343,098	7,134,473
12/31/1997	7,405,208	7,183,201
01/31/1998	7,464,768	7,252,950
02/28/1998	7,477,590	7,259,187
03/31/1998	7,505,393	7,288,733
04/30/1998	7,541,498	7,322,844
05/31/1998	7,593,666	7,361,875
06/30/1998	7,623,903	7,400,156
07/31/1998	7,657,543	7,434,789
08/31/1998	7,746,767	7,528,244
09/30/1998	7,854,078	7,627,994
10/31/1998	7,838,078	7,665,447
11/30/1998	7,857,712	7,658,778
12/31/1998	7,893,710	7,685,814
01/31/1999	7,943,452	7,716,249
02/28/1999	7,885,625	7,678,594
03/31/1999	7,947,390	7,731,961
04/30/1999	7,979,520	7,756,857
05/31/1999	7,950,895	7,751,892
06/30/1999	7,933,181	7,776,079
07/31/1999	7,948,712	7,800,729
08/31/1999	7,953,224	7,823,273
09/30/1999	8,024,423	7,874,124
10/31/1999	8,063,922	7,895,070
11/30/1999	8,094,148	7,909,991
12/31/1999	8,095,132	7,921,303
01/31/2000	8,091,435	7,918,372
02/29/2000	8,147,721	7,971,109
03/31/2000	8,208,297	8,020,529
04/30/2000	8,230,192	8,041,382
05/31/2000	8,254,772	8,074,432
06/30/2000	8,344,502	8,158,245
07/31/2000	8,402,661	8,209,805
08/31/2000	8,475,367	8,270,310
09/30/2000	8,548,174	8,329,692
10/31/2000	8,593,470	8,374,422
11/30/2000	8,667,062	8,453,644
12/31/2000	8,750,262	8,554,496
01/31/2001	8,883,371	8,661,684
02/28/2001	8,923,988	8,717,984
03/31/2001	9,007,545	8,790,693
04/30/2001	9,037,851	8,814,164
05/31/2001	9,115,828	8,863,875
06/30/2001	9,143,360	8,894,013
07/31/2001	9,320,652	8,993,803
08/31/2001	9,365,723	9,045,608
09/30/2001	9,481,992	9,194,498
10/31/2001	9,595,694	9,281,386
11/30/2001	9,533,382	9,261,338
12/31/2001	9,460,591	9,264,581
01/31/2002	9,537,547	9,283,388
02/28/2002	9,616,284	9,328,226
03/31/2002	9,525,964	9,265,260
04/30/2002	9,661,287	9,368,754
05/31/2002	9,705,294	9,406,228
06/30/2002	9,773,012	9,485,147
07/31/2002	9,834,221	9,600,866
08/31/2002	9,915,303	9,633,796
09/30/2002	9,989,531	9,713,372
10/31/2002	10,029,806	9,735,422
11/30/2002	10,042,868	9,706,215
12/31/2002	10,132,099	9,797,454
01/31/2003	10,166,547	9,796,474
02/28/2003	10,254,931	9,837,325
03/31/2003	10,243,236	9,855,229
04/30/2003	10,274,430	9,873,659
05/31/2003	10,312,895	9,910,685
06/30/2003	10,323,322	9,925,848
07/31/2003	10,116,469	9,871,851
08/31/2003	10,160,990	9,878,466
09/30/2003	10,287,302	9,968,162
10/31/2003	10,263,579	9,931,180
11/30/2003	10,264,862	9,925,917
12/31/2003	10,318,860	9,983,487
01/31/2004	10,344,335	10,003,854
02/29/2004	10,398,915	10,051,672
03/31/2004	10,427,885	10,083,134
04/30/2004	10,332,278	9,985,932
05/31/2004	10,331,816	9,976,645
06/30/2004	10,359,224	9,975,847
07/31/2004	10,408,735	10,011,960
08/31/2004	10,490,298	10,081,243
09/30/2004	10,483,704	10,072,371

SECTOR BREAKDOWN‡

Short-Term Instruments	52.8%
U.S. Government Agencies	23.8%
U.S. Treasury Obligations	7.7%
Asset-Backed Securities	6.3%
Mortgage-Backed Securities	4.5%
Other	4.9%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Low Duration Fund II Institutional Class (Inception 10/31/91)	0.53%	1.91%	5.49%	6.08%	5.90%
Low Duration Fund II Administrative Class (Inception 02/02/98)	0.41%	1.66%	5.24%	—	5.64%
Merrill Lynch 1-3 Year Treasury Index	-0.11%	1.05%	5.05%	5.71%	—
Lipper Short Investment Grade Debt Fund Average	-0.03%	1.24%	4.73%	5.29%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,005.30	$1,004.10	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.51	$3.77	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Low Duration Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with quality and non-U.S. issuer restrictions.

•	The Fund’s Institutional Class shares returned 0.53% for the six-month period ended September 30, 2004, outperforming the Merrill Lynch 1-3 Year Treasury Index return of -0.11% for the same period.

•	The Fund’s duration was maintained near the benchmark during the period and did not have a significant effect on performance.

•	Broader-than-Index maturity structure was positive for performance, as rates on maturities within the Index fared the worst.

•	Holdings of mortgages were positive for performance. Although mortgages suffered in April, as rising rates caused mortgage durations to lengthen, their performance rebounded later in the period. Security selection within the sector further enhanced performance.

•	Corporate holdings were positive for returns. While the sector lagged Treasuries in the turbulent second quarter of the year, the spreads narrowed in the third quarter, which boosted overall returns.

20  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO Low Duration Fund III

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Low Duration Fund III Institutional Class	Merrill Lynch 1-3 Year Treasury Index
12/31/1996	5,000,000	5,000,000
01/31/1997	5,019,544	5,023,450
02/28/1997	5,044,724	5,035,003
03/31/1997	5,028,885	5,033,040
04/30/1997	5,074,774	5,074,160
05/31/1997	5,116,879	5,108,766
06/30/1997	5,156,800	5,143,965
07/31/1997	5,193,007	5,200,497
08/31/1997	5,219,920	5,205,281
09/30/1997	5,260,771	5,244,790
10/31/1997	5,310,323	5,283,758
11/30/1997	5,313,692	5,296,598
12/31/1997	5,355,776	5,332,774
01/31/1998	5,393,985	5,384,555
02/28/1998	5,402,862	5,389,186
03/31/1998	5,427,616	5,411,120
04/30/1998	5,458,772	5,436,444
05/31/1998	5,490,624	5,465,421
06/30/1998	5,503,181	5,493,840
07/31/1998	5,527,294	5,519,552
08/31/1998	5,543,567	5,588,932
09/30/1998	5,649,590	5,662,986
10/31/1998	5,656,322	5,690,791
11/30/1998	5,694,733	5,685,840
12/31/1998	5,712,097	5,705,912
01/31/1999	5,732,230	5,728,507
02/28/1999	5,719,966	5,700,552
03/31/1999	5,758,729	5,740,171
04/30/1999	5,794,632	5,758,654
05/31/1999	5,786,934	5,754,968
06/30/1999	5,775,306	5,772,924
07/31/1999	5,775,192	5,791,224
08/31/1999	5,779,894	5,807,961
09/30/1999	5,833,335	5,845,712
10/31/1999	5,851,977	5,861,262
11/30/1999	5,870,819	5,872,339
12/31/1999	5,868,064	5,880,737
01/31/2000	5,860,600	5,878,562
02/29/2000	5,890,024	5,917,713
03/31/2000	5,930,458	5,954,402
04/30/2000	5,948,746	5,969,883
05/31/2000	5,969,290	5,994,419
06/30/2000	6,042,394	6,056,642
07/31/2000	6,085,896	6,094,920
08/31/2000	6,140,202	6,139,839
09/30/2000	6,195,214	6,183,923
10/31/2000	6,177,912	6,217,130
11/30/2000	6,243,517	6,275,945
12/31/2000	6,303,425	6,350,817
01/31/2001	6,394,711	6,430,393
02/28/2001	6,424,571	6,472,190
03/31/2001	6,467,996	6,526,168
04/30/2001	6,486,396	6,543,593
05/31/2001	6,532,018	6,580,499
06/30/2001	6,538,598	6,602,872
07/31/2001	6,662,254	6,676,957
08/31/2001	6,713,249	6,715,416
09/30/2001	6,796,107	6,825,951
10/31/2001	6,880,896	6,890,457
11/30/2001	6,827,395	6,875,573
12/31/2001	6,818,908	6,877,980
01/31/2002	6,884,565	6,891,943
02/28/2002	6,929,931	6,925,230
03/31/2002	6,877,510	6,878,485
04/30/2002	6,969,327	6,955,318
05/31/2002	7,021,128	6,983,139
06/30/2002	7,059,258	7,041,728
07/31/2002	7,093,370	7,127,637
08/31/2002	7,176,982	7,152,084
09/30/2002	7,214,805	7,211,161
10/31/2002	7,268,168	7,227,530
11/30/2002	7,292,605	7,205,847
12/31/2002	7,367,164	7,273,583
01/31/2003	7,405,077	7,272,855
02/28/2003	7,464,661	7,303,183
03/31/2003	7,484,976	7,316,475
04/30/2003	7,526,621	7,330,157
05/31/2003	7,561,085	7,357,645
06/30/2003	7,577,007	7,368,902
07/31/2003	7,439,604	7,328,815
08/31/2003	7,463,901	7,333,726
09/30/2003	7,543,720	7,400,316
10/31/2003	7,515,184	7,372,861
11/30/2003	7,519,657	7,368,953
12/31/2003	7,553,947	7,411,693
01/31/2004	7,569,999	7,426,813
02/29/2004	7,607,828	7,462,313
03/31/2004	7,636,216	7,485,670
04/30/2004	7,568,225	7,413,508
05/31/2004	7,574,344	7,406,614
06/30/2004	7,584,975	7,406,021
07/31/2004	7,617,425	7,432,831
08/31/2004	7,679,774	7,484,266
09/30/2004	7,673,961	7,477,680

SECTOR BREAKDOWN‡

Short-Term Instruments	56.1%
U.S. Government Agencies	16.1%
Asset-Backed Securities	14.3%
Corporate Bonds & Notes	6.4%
Mortgage-Backed Securities	3.5%
Other	3.6%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	Since Inception*
Low Duration Fund III Institutional Class (Inception 12/31/96)	0.49%	1.73%	5.64%	5.68%
Low Duration Fund III Administrative Class (Inception 03/19/99)	0.36%	1.45%	5.37%	5.42%
Merrill Lynch 1-3 Year Treasury Index	-0.11%	1.05%	5.05%	—
Lipper Short Investment Grade Debt Fund Average	-0.03%	1.24%	4.73%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,004.90	$1,003.60	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.51	$3.77	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Low Duration Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

•	The Fund’s Institutional Class shares returned 0.49% for the six-month period ended September 30, 2004, outperforming the Merrill Lynch 1-3 Year Treasury Index return of -0.11% for the same period.

•	The Fund’s duration was maintained near the benchmark during the period and did not have a significant effect on performance.

•	Broader-than-Index maturity structure was positive for performance, as rates on maturities within the Index fared the worst.

•	Holdings of mortgages were positive for performance. Although mortgages suffered in April, as rising rates caused mortgage durations to lengthen, their performance rebounded later in the period. Security selection within the sector further enhanced performance.

•	Corporate holdings were positive for returns. While the sector lagged Treasuries in the turbulent second quarter of the year, the spreads narrowed in the third quarter, which boosted overall returns.

•	Exposure to short maturity Eurozone issues added to performance, as Euroland bonds outpaced Treasuries amid expectations for slower growth.

•	Holdings of high quality emerging market bonds added to returns. The sector sold off in the second quarter, but outperformed most bond sectors, benefiting from continued improving country fundamentals and strong commodity prices.

09.30.04 | PIMCO Funds Semi-Annual Report 21

PIMCO Moderate Duration Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Moderate Duration Fund Institutional Class	Lehman Brothers Intermediate Government/Credit Bond Index
12/31/1996	5,000,000	5,000,000
01/31/1997	5,018,573	5,019,463
02/28/1997	5,025,671	5,029,034
03/31/1997	4,987,552	4,994,366
04/30/1997	5,045,822	5,053,050
05/31/1997	5,078,973	5,095,000
06/30/1997	5,141,280	5,141,493
07/31/1997	5,240,626	5,246,067
08/31/1997	5,220,094	5,219,726
09/30/1997	5,282,529	5,280,430
10/31/1997	5,331,654	5,338,864
11/30/1997	5,354,915	5,350,657
12/31/1997	5,398,734	5,393,482
01/31/1998	5,454,128	5,464,139
02/28/1998	5,448,868	5,459,941
03/31/1998	5,476,199	5,477,482
04/30/1998	5,507,779	5,504,969
05/31/1998	5,547,118	5,545,295
06/30/1998	5,574,030	5,580,774
07/31/1998	5,603,136	5,600,396
08/31/1998	5,657,953	5,688,435
09/30/1998	5,812,116	5,831,330
10/31/1998	5,807,792	5,825,572
11/30/1998	5,807,850	5,825,131
12/31/1998	5,837,909	5,848,531
01/31/1999	5,869,063	5,880,659
02/28/1999	5,778,416	5,794,204
03/31/1999	5,842,985	5,837,457
04/30/1999	5,861,195	5,855,384
05/31/1999	5,823,540	5,810,305
06/30/1999	5,805,584	5,814,363
07/31/1999	5,800,346	5,809,238
08/31/1999	5,804,694	5,813,648
09/30/1999	5,858,013	5,867,883
10/31/1999	5,893,763	5,883,025
11/30/1999	5,912,009	5,890,336
12/31/1999	5,890,158	5,871,097
01/31/2000	5,826,274	5,849,641
02/29/2000	5,873,746	5,897,838
03/31/2000	5,951,786	5,959,303
04/30/2000	5,955,966	5,945,804
05/31/2000	5,995,504	5,955,121
06/30/2000	6,078,846	6,060,150
07/31/2000	6,123,436	6,106,250
08/31/2000	6,204,722	6,178,401
09/30/2000	6,265,532	6,234,610
10/31/2000	6,292,005	6,263,013
11/30/2000	6,379,265	6,348,077
12/31/2000	6,486,663	6,465,047
01/31/2001	6,588,529	6,571,166
02/28/2001	6,633,080	6,633,289
03/31/2001	6,671,537	6,684,120
04/30/2001	6,651,187	6,666,481
05/31/2001	6,678,198	6,704,011
06/30/2001	6,710,068	6,729,036
07/31/2001	6,873,298	6,868,787
08/31/2001	6,945,719	6,937,520
09/30/2001	7,087,216	7,038,689
10/31/2001	7,215,055	7,155,438
11/30/2001	7,125,631	7,083,730
12/31/2001	7,096,739	7,044,519
01/31/2002	7,173,775	7,081,102
02/28/2002	7,256,413	7,137,374
03/31/2002	7,144,569	7,028,835
04/30/2002	7,283,515	7,144,994
05/31/2002	7,341,911	7,216,350
06/30/2002	7,325,727	7,278,749
07/31/2002	7,336,202	7,364,972
08/31/2002	7,495,034	7,474,640
09/30/2002	7,525,399	7,608,485
10/31/2002	7,580,167	7,578,645
11/30/2002	7,614,632	7,572,131
12/31/2002	7,802,655	7,737,408
01/31/2003	7,840,214	7,736,981
02/28/2003	7,965,668	7,845,933
03/31/2003	7,984,304	7,854,042
04/30/2003	8,085,184	7,914,028
05/31/2003	8,210,361	8,073,032
06/30/2003	8,198,510	8,067,667
07/31/2003	7,966,446	7,848,507
08/31/2003	8,029,123	7,867,008
09/30/2003	8,204,651	8,066,121
10/31/2003	8,151,451	7,990,136
11/30/2003	8,153,852	8,001,006
12/31/2003	8,227,348	8,070,876
01/31/2004	8,281,344	8,123,914
02/29/2004	8,365,657	8,206,806
03/31/2004	8,442,409	8,270,606
04/30/2004	8,262,028	8,074,483
05/31/2004	8,247,561	8,037,818
06/30/2004	8,287,548	8,061,900
07/31/2004	8,353,977	8,129,971
08/31/2004	8,483,541	8,265,649
09/30/2004	8,488,840	8,280,037

SECTOR BREAKDOWN‡

Short-Term Instruments	54.6%
U.S. Government Agencies	27.2%
U.S. Treasury Obligations	5.7%
Corporate Bonds & Notes	3.0%
Municipal Bonds & Notes	1.9%
Other	7.6%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	Since Inception*
Moderate Duration Fund Institutional Class (Inception 12/31/96)	0.55%	3.46%	7.70%	7.07%
Lehman Brothers Intermediate Government/Credit Bond Index	0.11%	2.65%	7.13%	—
Lipper Short Intermediate Investment Grade Debt Fund Average	-0.03%	1.96%	5.91%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,005.50	$1,022.81
Expenses Paid During Period†	$2.26	$2.28

†	Expenses are equal to the expense ratio of 0.45% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Moderate Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Institutional Class shares outperformed the Lehman Brothers Intermediate Government/Credit Bond Index for the six-month period ended September 30, 2004, returning 0.55% versus the 0.11% return of the Index.

•	PIMCO’s secular outlook called for limited exposure to U.S. rates and diversification beyond core bond sectors; thus we avoided exposures that could have paid off during the third quarter’s rally but that posed longer-term risks.

•	The Fund’s duration moved closer to the Index, but not above it, given longer-term risks of inflation and rate increases; this strategy was negative during the third quarter as rates fell.

•	Emphasis on short/intermediate maturities was negative, as yields rose the most in this part of the yield curve.

•	Modest exposure to mortgages helped performance, as strong bank demand supported these assets. In addition, the Fund’s selection of mortgage securities boosted returns.

•	An underweight to corporate bonds detracted from returns; credit premiums narrowed during the period, thus corporates outperformed Treasuries. This effect was slightly mitigated by the Fund’s good security selection within the corporates sector.

•	Real return bonds continued to outperform in 2004, adding value versus like-duration nominal bonds, as real yields fell.

•	Emerging market bonds added value as the benign rate environment and improving credit quality boosted demand in the third quarter, more than offsetting the sell-off in the second quarter.

22  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO Money Market Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Money Market Fund Institutional Class	Citigroup 3-Month Treasury Bill Index
02/28/1991	5,000,000	5,000,000
03/31/1991	5,025,170	5,025,950
04/30/1991	5,050,085	5,050,225
05/31/1991	5,075,810	5,074,668
06/30/1991	5,098,544	5,098,114
07/31/1991	5,122,151	5,122,431
08/31/1991	5,146,158	5,146,559
09/30/1991	5,168,071	5,169,408
10/31/1991	5,189,068	5,192,103
11/30/1991	5,209,752	5,212,767
12/31/1991	5,235,296	5,232,315
01/31/1992	5,253,666	5,250,418
02/29/1992	5,269,348	5,266,800
03/31/1992	5,286,316	5,284,707
04/30/1992	5,302,529	5,301,830
05/31/1992	5,318,495	5,319,272
06/30/1992	5,333,833	5,335,496
07/31/1992	5,349,339	5,351,503
08/31/1992	5,362,691	5,366,754
09/30/1992	5,375,416	5,380,225
10/31/1992	5,388,548	5,393,837
11/30/1992	5,400,824	5,407,267
12/31/1992	5,415,417	5,421,760
01/31/1993	5,427,493	5,436,236
02/28/1993	5,439,092	5,448,847
03/31/1993	5,452,504	5,462,578
04/30/1993	5,464,658	5,475,852
05/31/1993	5,475,877	5,489,816
06/30/1993	5,489,090	5,503,540
07/31/1993	5,501,737	5,517,960
08/31/1993	5,515,161	5,532,361
09/30/1993	5,527,714	5,546,138
10/31/1993	5,541,036	5,560,446
11/30/1993	5,554,511	5,574,514
12/31/1993	5,567,081	5,589,230
01/31/1994	5,580,537	5,603,875
02/28/1994	5,592,446	5,617,437
03/31/1994	5,606,276	5,633,278
04/30/1994	5,620,505	5,650,065
05/31/1994	5,637,321	5,668,823
06/30/1994	5,654,814	5,688,040
07/31/1994	5,672,813	5,708,632
08/31/1994	5,694,234	5,729,867
09/30/1994	5,714,049	5,751,354
10/31/1994	5,736,363	5,774,877
11/30/1994	5,759,664	5,799,362
12/31/1994	5,785,415	5,826,271
01/31/1995	5,813,735	5,853,305
02/28/1995	5,839,234	5,879,060
03/31/1995	5,867,023	5,908,043
04/30/1995	5,892,850	5,936,461
05/31/1995	5,923,104	5,965,787
06/30/1995	5,950,960	5,994,065
07/31/1995	5,979,025	6,022,957
08/31/1995	6,006,869	6,051,505
09/30/1995	6,032,542	6,078,677
10/31/1995	6,061,076	6,106,577
11/30/1995	6,105,719	6,133,568
12/31/1995	6,136,175	6,161,661
01/31/1996	6,164,350	6,189,326
02/29/1996	6,191,072	6,214,641
03/31/1996	6,217,237	6,240,991
04/30/1996	6,244,019	6,266,704
05/31/1996	6,273,132	6,293,588
06/30/1996	6,297,220	6,319,958
07/31/1996	6,324,461	6,347,387
08/31/1996	6,354,570	6,375,251
09/30/1996	6,379,780	6,402,538
10/31/1996	6,406,912	6,430,582
11/30/1996	6,433,601	6,457,590
12/31/1996	6,460,353	6,485,292
01/31/1997	6,488,472	6,513,374
02/28/1997	6,513,657	6,538,842
03/31/1997	6,539,911	6,567,351
04/30/1997	6,567,988	6,595,327
05/31/1997	6,598,555	6,624,478
06/30/1997	6,626,256	6,652,302
07/31/1997	6,655,217	6,680,973
08/31/1997	6,686,098	6,709,768
09/30/1997	6,714,110	6,738,217
10/31/1997	6,746,003	6,767,595
11/30/1997	6,773,457	6,796,087
12/31/1997	6,805,247	6,825,582
01/31/1998	6,836,094	6,855,683
02/28/1998	6,863,584	6,882,969
03/31/1998	6,893,016	6,913,529
04/30/1998	6,922,674	6,942,842
05/31/1998	6,953,532	6,972,836
06/30/1998	6,983,538	7,001,494
07/31/1998	7,016,569	7,031,111
08/31/1998	7,045,979	7,061,063
09/30/1998	7,076,192	7,089,942
10/31/1998	7,107,700	7,118,445
11/30/1998	7,136,327	7,144,640
12/31/1998	7,168,594	7,171,075
01/31/1999	7,194,413	7,197,823
02/28/1999	7,219,300	7,222,369
03/31/1999	7,247,024	7,249,957
04/30/1999	7,276,038	7,276,783
05/31/1999	7,301,880	7,304,725
06/30/1999	7,329,104	7,331,825
07/31/1999	7,359,334	7,360,493
08/31/1999	7,388,408	7,389,641
09/30/1999	7,418,652	7,418,608
10/31/1999	7,450,747	7,448,876
11/30/1999	7,482,278	7,478,970
12/31/1999	7,519,731	7,510,904
01/31/2000	7,552,712	7,543,878
02/29/2000	7,586,023	7,576,014
03/31/2000	7,624,519	7,611,546
04/30/2000	7,657,193	7,647,245
05/31/2000	7,694,457	7,684,640
06/30/2000	7,736,374	7,720,680
07/31/2000	7,775,004	7,758,048
08/31/2000	7,817,526	7,796,450
09/30/2000	7,859,326	7,835,199
10/31/2000	7,900,222	7,876,256
11/30/2000	7,941,283	7,916,503
12/31/2000	7,985,711	7,958,144
01/31/2001	8,024,932	7,999,209
02/28/2001	8,061,082	8,033,765
03/31/2001	8,097,308	8,069,193
04/30/2001	8,128,747	8,100,180
05/31/2001	8,158,254	8,129,826
06/30/2001	8,185,013	8,155,923
07/31/2001	8,209,512	8,181,532
08/31/2001	8,235,891	8,206,405
09/30/2001	8,254,682	8,229,956
10/31/2001	8,271,440	8,251,518
11/30/2001	8,287,588	8,269,095
12/31/2001	8,300,832	8,283,565
01/31/2002	8,311,159	8,296,488
02/28/2002	8,320,835	8,307,605
03/31/2002	8,333,230	8,319,818
04/30/2002	8,344,363	8,331,798
05/31/2002	8,356,387	8,344,212
06/30/2002	8,366,453	8,355,892
07/31/2002	8,377,137	8,368,093
08/31/2002	8,388,230	8,380,227
09/30/2002	8,397,666	8,391,792
10/31/2002	8,407,645	8,403,456
11/30/2002	8,416,026	8,414,212
12/31/2002	8,424,152	8,424,309
01/31/2003	8,432,168	8,433,491
02/28/2003	8,438,590	8,441,250
03/31/2003	8,444,791	8,449,776
04/30/2003	8,451,124	8,457,803
05/31/2003	8,457,753	8,466,007
06/30/2003	8,464,043	8,473,711
07/31/2003	8,469,921	8,481,084
08/31/2003	8,474,948	8,488,039
09/30/2003	8,479,556	8,494,490
10/31/2003	8,485,361	8,501,370
11/30/2003	8,490,215	8,508,001
12/31/2003	8,495,651	8,514,808
01/31/2004	8,501,080	8,521,534
02/29/2004	8,505,777	8,527,755
03/31/2004	8,510,851	8,534,492
04/30/2004	8,516,001	8,541,064
05/31/2004	8,520,857	8,547,982
06/30/2004	8,526,365	8,554,991
07/31/2004	8,533,237	8,563,118
08/31/2004	8,540,687	8,572,367
09/30/2004	8,549,411	8,582,568

SECTOR BREAKDOWN‡

Short-Term Instruments	96.5%
Other	3.5%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	7-Day Yield	30-Day Yield	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Money Market Fund Institutional Class (Inception 03/01/91)	1.34%	1.25%	0.45%	0.82%	2.88%	4.11%	4.03%
Money Market Fund Administrative Class (Inception 01/25/95)	1.09%	1.00%	0.33%	0.57%	2.62%	—	3.78%
Citigroup 3-Month Treasury Bill Index	—	—	0.56%	1.04%	2.96%	4.08%	—
Lipper Institutional Money Market Fund Average	—	—	0.44%	0.80%	2.86%	4.12%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,004.50	$1,003.30	$1,023.31	$1,022.06
Expenses Paid During Period†	$1.76	$3.01	$1.78	$3.04

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.35% for Institutional Class, 0.60% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund’s Institutional Class shares returned 0.45% for the six months ended September 30, 2004, underperforming the Citgroup 3-Month Treasury Bill Index return of 0.56% for the six-month period.

•	The Fund, which has a Aaa money market fund rating by Moody’s Investors Service, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to strong liquidity, attractive yields, and limited credit risks.

•	High quality (A1/P1) commercial paper yields rose approximately 0.80% for three-month maturities, partially reflecting Federal Reserve rate increases of 0.50%.

•	Higher quality (A1/P1) three-month commercial paper yields relative to Treasuries widened by about 0.10% to approximately 0.20%, while second tier commercial paper yields widened by about 0.10% to approximately 0.30% on September 30, 2004.

•	The SEC 7-day and 30-day yields for the Fund’s Institutional Class shares were 1.34% and 1.25%, respectively, as of September 30, 2004.

09.30.04 | PIMCO Funds Semi-Annual Report 23

PIMCO Municipal Bond Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Municipal Bond Fund Institutional Class	Lehman Brothers General Municipal Bond Index
12/31/1997	5,000,000	5,000,000
01/31/1998	5,058,771	5,051,606
02/28/1998	5,035,172	5,053,147
03/31/1998	5,039,379	5,057,585
04/30/1998	5,006,296	5,034,774
05/31/1998	5,105,540	5,114,478
06/30/1998	5,122,719	5,134,629
07/31/1998	5,128,447	5,147,504
08/31/1998	5,223,548	5,227,052
09/30/1998	5,293,484	5,292,186
10/31/1998	5,282,938	5,292,055
11/30/1998	5,296,412	5,310,633
12/31/1998	5,302,933	5,324,025
01/31/1999	5,373,214	5,387,309
02/28/1999	5,338,814	5,363,770
03/31/1999	5,343,842	5,371,215
04/30/1999	5,354,304	5,384,587
05/31/1999	5,314,853	5,353,415
06/30/1999	5,217,784	5,276,332
07/31/1999	5,228,509	5,295,539
08/31/1999	5,173,421	5,253,157
09/30/1999	5,166,761	5,255,321
10/31/1999	5,100,796	5,198,346
11/30/1999	5,153,694	5,253,674
12/31/1999	5,105,896	5,214,521
01/31/2000	5,076,823	5,191,848
02/29/2000	5,130,397	5,252,090
03/31/2000	5,247,153	5,366,926
04/30/2000	5,221,693	5,335,186
05/31/2000	5,198,809	5,307,455
06/30/2000	5,317,548	5,448,010
07/31/2000	5,383,204	5,523,862
08/31/2000	5,469,026	5,608,957
09/30/2000	5,465,577	5,579,834
10/31/2000	5,517,329	5,640,725
11/30/2000	5,504,367	5,683,363
12/31/2000	5,631,212	5,823,784
01/31/2001	5,682,823	5,881,523
02/28/2001	5,767,136	5,900,169
03/31/2001	5,831,025	5,953,044
04/30/2001	5,754,016	5,888,571
05/31/2001	5,866,118	5,951,930
06/30/2001	5,925,480	5,991,752
07/31/2001	6,027,073	6,080,591
08/31/2001	6,167,010	6,180,731
09/30/2001	6,093,424	6,160,009
10/31/2001	6,129,114	6,233,322
11/30/2001	6,112,491	6,180,854
12/31/2001	6,067,257	6,122,355
01/31/2002	6,200,469	6,228,526
02/28/2002	6,319,852	6,303,630
03/31/2002	6,199,472	6,180,056
04/30/2002	6,322,109	6,300,850
05/31/2002	6,385,020	6,339,158
06/30/2002	6,451,048	6,406,159
07/31/2002	6,491,278	6,488,799
08/31/2002	6,503,118	6,566,665
09/30/2002	6,611,620	6,710,475
10/31/2002	6,484,933	6,599,187
11/30/2002	6,461,665	6,571,777
12/31/2002	6,570,173	6,710,404
01/31/2003	6,545,431	6,693,433
02/28/2003	6,618,675	6,787,014
03/31/2003	6,601,163	6,791,072
04/30/2003	6,629,652	6,835,996
05/31/2003	6,770,473	6,996,059
06/30/2003	6,746,822	6,966,282
07/31/2003	6,553,553	6,722,482
08/31/2003	6,589,163	6,772,678
09/30/2003	6,749,233	6,971,729
10/31/2003	6,768,515	6,936,660
11/30/2003	6,857,140	7,009,011
12/31/2003	6,921,496	7,067,015
01/31/2004	6,942,370	7,107,480
02/29/2004	7,039,504	7,214,488
03/31/2004	6,969,159	7,189,293
04/30/2004	6,859,067	7,019,024
05/31/2004	6,820,962	6,993,642
06/30/2004	6,840,023	7,019,116
07/31/2004	6,907,186	7,111,396
08/31/2004	7,006,727	7,253,913
09/30/2004	7,023,460	7,292,472

REGIONAL BREAKDOWN‡

New Jersey	11.1%
Texas	10.1%
Illinois	9.5%
New York	6.8%
Florida	5.1%
Wisconsin	5.1%
California	4.1%
Ohio	3.9%
Washington	3.8%
Connecticut	3.7%
Tennessee	3.7%
Indiana	3.2%
Michigan	2.8%
Short-Term Instruments	2.6%
Other	24.5%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	Since Inception*
Municipal Bond Fund Institutional Class (Inception 12/31/97)	0.78%	4.06%	6.33%	5.17%
Municipal Bond Fund Administrative Class (Inception 09/30/98)	0.65%	3.80%	6.07%	4.90%
Lehman Brothers General Municipal Bond Index	1.44%	4.60%	6.77%	—
Lipper General Municipal Debt Fund Average	1.08%	3.95%	5.69%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,007.80	$1,006.50	$1,022.61	$1,021.36
Expenses Paid During Period†	$2.47	$3.72	$2.48	$3.75

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.49% for Institutional Class, 0.74% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Institutional Class shares returned 0.78% for the six months ended September 30, 2004, underperforming the 1.44% return of the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index.

•	The return for the Lipper General Municipal Debt Fund Average, consisting of national municipal funds with average maturities for 10 years or greater, was 1.08% for the six-month period ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was positive for performance as municipal yields increased for the period,with the exception of intermediate term bonds.

•	Interest rate hedging strategies were negative for performance, as long Treasuries outperformed long municipals.

•	The Fund’s Institutional Class SEC yield after fees at September 30, 2004 was 3.87% or 5.95% on a fully tax-adjusted basis with a federal tax rate of 35.0%.

•	Yields on 10-year and 30-year AAA municipals increased by 0.04% and 0.15% for the period while yields on 15-year and 20-year maturities decreased by 0.09% and 0.03%.

•	The yield ratio between 10-year AAA municipals and Treasuries declined, as Treasury yields increased and municipal yields fell.

•	Municipals outperformed Treasuries with less than 24 years to maturity.

•	Exposure to tobacco securitization helped performance, as the sector rallied due to increased demand for high yield municipal debt.

•	No exposure to California General Obligation debt hindered performance, as these securities outperformed the national market across all maturities. Yield premiums tightened over the third quarter, as the state’s economy improved, resulting in upgrades by all rating agencies.

24  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO New York Municipal Bond Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	New York Municipal Bond Fund Institutional Class	Lehman Brothers New York Insured Municipal Bond Index
08/31/1999	5,000,000	5,000,000
09/30/1999	5,019,710	4,993,260
10/31/1999	4,980,249	4,923,780
11/30/1999	5,025,490	4,992,885
12/31/1999	5,006,999	4,941,521
01/31/2000	4,983,454	4,912,836
02/29/2000	5,015,826	4,986,733
03/31/2000	5,096,773	5,113,493
04/30/2000	5,067,630	5,064,270
05/31/2000	5,050,517	5,028,909
06/30/2000	5,174,063	5,192,348
07/31/2000	5,232,730	5,261,070
08/31/2000	5,340,170	5,354,094
09/30/2000	5,349,497	5,320,974
10/31/2000	5,415,568	5,388,643
11/30/2000	5,449,805	5,435,409
12/31/2000	5,558,734	5,605,768
01/31/2001	5,634,983	5,653,830
02/28/2001	5,675,787	5,658,762
03/31/2001	5,747,731	5,720,813
04/30/2001	5,703,523	5,664,467
05/31/2001	5,859,988	5,730,891
06/30/2001	5,907,799	5,763,444
07/31/2001	6,021,097	5,852,658
08/31/2001	6,177,243	5,950,719
09/30/2001	5,972,699	5,897,032
10/31/2001	6,020,304	5,975,323
11/30/2001	5,963,911	5,924,083
12/31/2001	5,930,594	5,862,151
01/31/2002	6,025,569	5,983,344
02/28/2002	6,153,621	6,065,443
03/31/2002	6,119,628	5,942,921
04/30/2002	6,251,376	6,069,549
05/31/2002	6,351,197	6,098,916
06/30/2002	6,423,924	6,165,030
07/31/2002	6,455,869	6,250,534
08/31/2002	6,475,603	6,338,730
09/30/2002	6,605,232	6,505,445
10/31/2002	6,527,679	6,403,332
11/30/2002	6,540,430	6,370,713
12/31/2002	6,618,241	6,518,074
01/31/2003	6,588,406	6,499,217
02/28/2003	6,642,767	6,595,434
03/31/2003	6,657,523	6,605,039
04/30/2003	6,680,160	6,670,146
05/31/2003	6,839,942	6,835,396
06/30/2003	6,834,314	6,795,388
07/31/2003	6,593,946	6,529,299
08/31/2003	6,664,713	6,587,455
09/30/2003	6,821,944	6,785,506
10/31/2003	6,811,026	6,747,210
11/30/2003	6,887,040	6,821,418
12/31/2003	6,945,593	6,881,758
01/31/2004	6,985,494	6,924,615
02/29/2004	7,087,453	7,030,757
03/31/2004	7,023,151	6,994,848
04/30/2004	6,888,152	6,821,242
05/31/2004	6,861,369	6,801,732
06/30/2004	6,881,015	6,820,525
07/31/2004	6,948,327	6,916,248
08/31/2004	7,054,022	7,051,103
09/30/2004	7,088,220	7,093,690

REGIONAL BREAKDOWN‡

New York	88.1%
Puerto Rico	8.3%
Other	3.6%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	Since Inception*
New York Municipal Bond Fund Institutional Class (Inception 08/31/99)	0.93%	3.90%	7.14%	7.11%
Lehman Brothers New York Insured Municipal Bond Index	1.41%	4.54%	7.27%	—
Lipper New York Municipal Debt Fund Average	1.06%	3.94%	5.91%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,009.30	$1,022.71
Expenses Paid During Period†	$2.37	$2.38

†	Expenses are equal to the expense ratio of 0.47% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s Institutional Class shares returned 0.93% for the six-month period ended September 30, 2004, underperforming the 1.41% return of the Fund’s benchmark, the Lehman Brothers New York Insured Municipal Bond Index.

•	The return for the Lipper New York Municipal Debt Fund Average, consisting of New York muni funds with average maturities of 10 years or more, was 1.06% for the six-month period ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the Benchmark throughout the period, which was neutral for performance as municipal yields were mixed across the curve.

•	Interest rate hedging strategies were negative for performance, as long Treasuries outperformed long municipals.

•	The Fund’s average credit quality was AA at the end of the period versus the benchmark’s average of AAA.

•	The Fund’s Institutional Class SEC yield after fees at September 30, 2004 was 3.42% or 5.97% on a fully tax-adjusted basis with a federal tax rate of 35.0% and state tax rate of 7.70%.

•	Yields increased on the short and long ends of the New York state curve. The 10-year New York state municipal yield did not change while the 20-year declined 0.04% and the 30-year increased 0.11%.

•	The yield ratio between 10-year New York state municipals and Treasuries declined, as Treasury yields increased more than New York state municipal yields.

•	Exposure to tobacco securitization helped performance, as the sector rallied due to increased demand for high yield municipal debt.

09.30.04 | PIMCO Funds Semi-Annual Report 25

PIMCO Real Return Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Real Return Fund Institutional Class	Lehman Brothers Global Real: U.S. TIPS Index
01/31/1997	5,000,000	5,000,000
02/28/1997	5,017,061	5,016,499
03/31/1997	4,971,983	4,947,776
04/30/1997	5,002,809	4,977,955
05/31/1997	5,032,748	5,004,838
06/30/1997	5,021,938	4,988,823
07/31/1997	5,083,742	5,036,214
08/31/1997	5,094,469	5,051,322
09/30/1997	5,104,457	5,061,426
10/31/1997	5,169,085	5,113,556
11/30/1997	5,196,006	5,142,195
12/31/1997	5,169,329	5,120,599
01/31/1998	5,199,466	5,145,691
02/28/1998	5,193,833	5,141,057
03/31/1998	5,205,501	5,138,489
04/30/1998	5,233,211	5,157,501
05/31/1998	5,254,770	5,194,120
06/30/1998	5,272,877	5,207,097
07/31/1998	5,313,726	5,231,257
08/31/1998	5,317,549	5,243,132
09/30/1998	5,441,195	5,348,519
10/31/1998	5,469,946	5,360,284
11/30/1998	5,461,835	5,354,923
12/31/1998	5,438,790	5,322,793
01/31/1999	5,518,587	5,384,539
02/28/1999	5,505,806	5,346,309
03/31/1999	5,538,991	5,344,703
04/30/1999	5,630,484	5,379,950
05/31/1999	5,671,234	5,417,047
06/30/1999	5,664,215	5,420,299
07/31/1999	5,674,126	5,417,586
08/31/1999	5,703,057	5,426,798
09/30/1999	5,727,393	5,447,965
10/31/1999	5,738,633	5,458,858
11/30/1999	5,783,160	5,492,160
12/31/1999	5,749,871	5,448,219
01/31/2000	5,784,298	5,472,738
02/29/2000	5,826,798	5,523,636
03/31/2000	6,002,905	5,684,369
04/30/2000	6,079,127	5,759,975
05/31/2000	6,062,274	5,744,998
06/30/2000	6,143,456	5,817,382
07/31/2000	6,192,132	5,867,107
08/31/2000	6,251,051	5,910,524
09/30/2000	6,302,775	5,941,257
10/31/2000	6,370,226	6,013,147
11/30/2000	6,463,907	6,100,339
12/31/2000	6,524,893	6,166,219
01/31/2001	6,691,996	6,295,097
02/28/2001	6,816,461	6,401,481
03/31/2001	6,869,744	6,462,938
04/30/2001	6,923,017	6,499,127
05/31/2001	7,014,615	6,575,820
06/30/2001	7,006,887	6,567,930
07/31/2001	7,121,462	6,677,616
08/31/2001	7,141,782	6,686,963
09/30/2001	7,182,647	6,725,746
10/31/2001	7,343,453	6,885,147
11/30/2001	7,177,111	6,731,845
12/31/2001	7,092,347	6,653,082
01/31/2002	7,127,297	6,692,334
02/28/2002	7,245,533	6,794,060
03/31/2002	7,190,998	6,751,935
04/30/2002	7,405,040	6,936,264
05/31/2002	7,533,544	7,046,549
06/30/2002	7,638,521	7,146,299
07/31/2002	7,756,851	7,264,209
08/31/2002	8,045,237	7,524,269
09/30/2002	8,227,043	7,713,880
10/31/2002	7,979,940	7,507,970
11/30/2002	8,004,417	7,502,658
12/31/2002	8,302,593	7,754,818
01/31/2003	8,349,366	7,813,257
02/28/2003	8,637,938	8,105,915
03/31/2003	8,484,663	7,974,554
04/30/2003	8,468,817	7,954,055
05/31/2003	8,882,398	8,331,401
06/30/2003	8,807,837	8,246,264
07/31/2003	8,393,273	7,865,621
08/31/2003	8,561,148	8,006,657
09/30/2003	8,873,603	8,271,680
10/31/2003	8,897,997	8,316,566
11/30/2003	8,906,680	8,321,535
12/31/2003	9,008,526	8,406,354
01/31/2004	9,113,843	8,502,845
02/29/2004	9,330,706	8,699,078
03/31/2004	9,481,121	8,838,422
04/30/2004	9,048,128	8,409,592
05/31/2004	9,195,089	8,561,086
06/30/2004	9,200,451	8,564,762
07/31/2004	9,304,206	8,644,776
08/31/2004	9,537,905	8,876,570
09/30/2004	9,555,554	8,894,098

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	90.8%
Corporate Bonds & Notes	3.5%
Foreign Currency-Denominated Issues	2.3%
Other	3.4%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	Since Inception*
Real Return Fund Institutional Class (Inception 01/29/97)	0.79%	7.69%	10.78%	8.90%
Real Return Fund Administrative Class (Inception 04/28/00)	0.66%	7.42%	—	8.62%
Lehman Brothers: U.S. TIPS Index	0.63%	7.52%	10.30%	—
Lipper Intermediate U.S. Treasury Fund Average	0.28%	6.45%	9.92%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,007.90	$1,006.60	$1,022.81	$1,021.56
Expenses Paid During Period†	$2.27	$3.52	$2.28	$3.55

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the six months ended September 30, 2004, the Fund’s Institutional Class shares returned 0.79%, outperforming the 0.63% return of the Lehman Brothers: U.S. TIPS Index.

•	For the six-month period, 10-year real yields increased by 0.29%, compared to a 0.28% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.41% at September 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.42% on March 31, 2004. The six-month Consumer Price Index for All Urban Consumers change for the period ended September 30, 2004 was 1.34%.

•	The Fund’s short positions in nominal bonds during the first three months of the period were positive for performance as nominal yields rose. However, this effect was somewhat offset during the last three months of the period as nominal yields fell. For the six-month period overall, short nominal bond positions were ultimately positive for performance as nominal yields rose slightly.

•	The Fund was overweight shorter maturity TIPS for the entire period. This was negative for performance as the real yield curve flattened.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

•	An emphasis on non-U.S. inflation-linked bonds was an overall positive for performance as real yields fell across the globe.

•	An allocation to emerging market bonds was slightly positive for performance as spreads on emerging market debt narrowed during the six-month period.

26  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO Real Return Fund II

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Real Return II Fund Institutional Class	Lehman Brothers Global Real: U.S. TIPS Index
02/28/2002	5,000,000	5,000,000
03/31/2002	4,988,844	4,968,999
04/30/2002	5,138,977	5,104,654
05/31/2002	5,230,040	5,185,816
06/30/2002	5,299,439	5,259,226
07/31/2002	5,403,570	5,346,001
08/31/2002	5,608,733	5,537,388
09/30/2002	5,725,456	5,676,930
10/31/2002	5,552,681	5,525,393
11/30/2002	5,565,880	5,521,484
12/31/2002	5,754,282	5,707,057
01/31/2003	5,792,296	5,750,065
02/28/2003	6,007,493	5,965,443
03/31/2003	5,893,599	5,868,769
04/30/2003	5,876,323	5,853,683
05/31/2003	6,171,720	6,131,387
06/30/2003	6,116,958	6,068,731
07/31/2003	5,815,765	5,788,601
08/31/2003	5,925,080	5,892,395
09/30/2003	6,128,271	6,087,435
10/31/2003	6,149,600	6,120,469
11/30/2003	6,158,294	6,124,126
12/31/2003	6,220,377	6,186,547
01/31/2004	6,293,624	6,257,558
02/29/2004	6,440,118	6,401,973
03/31/2004	6,538,525	6,504,522
04/30/2004	6,231,648	6,188,930
05/31/2004	6,340,044	6,300,420
06/30/2004	6,342,976	6,303,125
07/31/2004	6,406,977	6,362,010
08/31/2004	6,577,001	6,532,596
09/30/2004	6,589,471	6,545,496

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	94.3%
Other	5.7%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	Since Inception*
Real Return Fund II Institutional Class (Inception 02/28/02)	0.78%	7.53%	11.26%
Lehman Brothers: U.S. TIPS Index	0.63%	7.52%	—
Lipper Intermediate U.S. Treasury Fund Average	0.28%	6.45%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,007.80	$1,022.81
Expenses Paid During Period†	$2.26	$2.28

†	Expenses are equal to the expense ratio of 0.45% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations with quality and U.S. dollar-denominated security restrictions.

•	For the six months ended September 30, 2004, the Fund’s Institutional Class shares returned 0.78%, outperforming the 0.63% return of the Lehman Brothers: U.S. TIPS Index.

•	For the six-month period, 10-year real yields increased by 0.29%, compared to a 0.28% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.41% at September 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.42% on March 31, 2004. The six-month Consumer Price Index for All Urban Consumers change for the period ended September 30, 2004 was 1.34%.

•	The Fund’s short positions in nominal bonds during the first three months of the period were positive for performance as nominal yields rose. However, this effect was somewhat offset during the last three months of the period as nominal yields fell. For the six-month period overall, short nominal bond positions were ultimately positive for performance as nominal yields rose slightly.

•	The Fund was overweight shorter maturity TIPS for the entire period. This was negative for performance as the real yield curve flattened.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

09.30.04 | PIMCO Funds Semi-Annual Report 27

PIMCO Short Duration Municipal Income Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Short Duration Municipal Income Fund Institutional Class	Lehman Brothers 1-Year Municipal Bond Index
08/31/1999	5,000,000	5,000,000
09/30/1999	5,015,118	5,016,803
10/31/1999	5,026,688	5,027,776
11/30/1999	5,043,155	5,043,303
12/31/1999	5,056,562	5,047,544
01/31/2000	5,077,025	5,066,694
02/29/2000	5,086,181	5,082,009
03/31/2000	5,109,575	5,104,020
04/30/2000	5,117,236	5,116,238
05/31/2000	5,126,760	5,124,666
06/30/2000	5,161,314	5,166,694
07/31/2000	5,188,759	5,195,397
08/31/2000	5,219,335	5,221,936
09/30/2000	5,245,011	5,233,543
10/31/2000	5,280,167	5,258,326
11/30/2000	5,294,485	5,278,110
12/31/2000	5,350,202	5,317,489
01/31/2001	5,379,572	5,380,568
02/28/2001	5,406,064	5,398,148
03/31/2001	5,427,510	5,426,118
04/30/2001	5,425,337	5,436,255
05/31/2001	5,459,195	5,474,691
06/30/2001	5,498,887	5,496,242
07/31/2001	5,528,640	5,520,484
08/31/2001	5,582,997	5,553,869
09/30/2001	5,574,425	5,581,061
10/31/2001	5,598,463	5,605,284
11/30/2001	5,606,363	5,610,422
12/31/2001	5,616,444	5,624,384
01/31/2002	5,645,924	5,670,196
02/28/2002	5,673,910	5,690,579
03/31/2002	5,660,706	5,650,833
04/30/2002	5,693,716	5,693,626
05/31/2002	5,720,098	5,718,730
06/30/2002	5,734,819	5,746,715
07/31/2002	5,738,782	5,767,891
08/31/2002	5,753,121	5,787,118
09/30/2002	5,760,986	5,800,105
10/31/2002	5,733,000	5,791,599
11/30/2002	5,751,456	5,804,200
12/31/2002	5,783,140	5,841,131
01/31/2003	5,800,801	5,854,640
02/28/2003	5,814,468	5,869,348
03/31/2003	5,803,442	5,869,259
04/30/2003	5,798,572	5,876,226
05/31/2003	5,833,124	5,895,047
06/30/2003	5,835,400	5,902,749
07/31/2003	5,816,299	5,900,340
08/31/2003	5,832,306	5,907,998
09/30/2003	5,875,987	5,935,685
10/31/2003	5,892,941	5,929,135
11/30/2003	5,919,706	5,934,895
12/31/2003	5,929,972	5,941,294
01/31/2004	5,935,267	5,953,921
02/29/2004	5,974,963	5,975,034
03/31/2004	5,933,881	5,975,746
04/30/2004	5,922,434	5,961,446
05/31/2004	5,915,582	5,952,064
06/30/2004	5,916,890	5,957,801
07/31/2004	5,944,159	5,981,158
08/31/2004	5,957,786	6,006,543
09/30/2004	5,959,828	6,002,900

REGIONAL BREAKDOWN‡

California	11.2%
Texas	10.6%
Illinois	8.7%
New York	7.9%
Washington	7.4%
Michigan	6.4%
Ohio	4.7%
Massachusetts	4.0%
Short-Term Instruments	2.0%
Other	37.1%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	Since Inception*
Short Duration Municipal Income Fund Institutional Class (Inception 08/31/99)	0.44%	1.43%	3.51%	3.52%
Short Duration Municipal Income Fund Administrative Class (Inception 10/22/02)	0.33%	1.19%	3.26%	3.26%
Lehman Brothers 1-Year Municipal Bond Index	0.45%	1.13%	3.65%	—
Lipper Short Municipal Debt Fund Average	0.25%	1.00%	3.48%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,004.40	$1,003.30	$1,023.11	$1,021.86
Expenses Paid During Period†	$1.96	$3.21	$1.98	$3.24

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.39% for Institutional Class, 0.64% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Institutional Class shares returned 0.44% for the six-month period ended September 30, 2004, slightly underperforming the 0.45% return of the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

•	The return for the Lipper Short Municipal Debt Fund Average, consisting of national municipal funds with average maturities between 1 to 5 years, was also 0.25% for the six-month period ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was positive for performance as municipal yields increased in shorter maturities.

•	Interest rate hedging strategies were negative for performance, as longer Treasuries out performed short municipals.

•	The Fund’s average credit quality was AA at the end of the period versus the benchmark’s average of AAA.

•	The Fund’s Institutional Class SEC yield after fees at September 30, 2004 was 2.61% or 4.02% on a fully tax-adjusted basis with a federal tax rate of 35.0%.

•	Yields on short end AAA municipals increased most for the period as the 5-year, 10-year and 30-year AAA municipals increased by 0.31%, 0.04% and 0.15% for the period while yields on 15-year and 20-year maturities decreased by 0.09% and 0.03%.

•	The yield ratio between 10-year AAA municipals and Treasuries declined, as Treasury yields increased and municipal yields fell.

•	Exposure to tobacco securitization helped performance, as the sector rallied due to increased demand for high yield municipal debt.

28  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO Short-Term Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Short-Term Fund Institutional Class	Citigroup 3-Month Treasury Bill Index
10/31/1987	5,000,000	5,000,000
11/30/1987	5,029,461	5,024,200
12/31/1987	5,060,119	5,047,260
01/31/1988	5,094,787	5,071,084
02/29/1988	5,116,116	5,095,020
03/31/1988	5,144,560	5,119,067
04/30/1988	5,173,186	5,143,741
05/31/1988	5,202,593	5,169,821
06/30/1988	5,232,291	5,197,272
07/31/1988	5,259,411	5,226,222
08/31/1988	5,293,423	5,256,480
09/30/1988	5,328,409	5,287,967
10/31/1988	5,375,276	5,320,223
11/30/1988	5,411,635	5,353,475
12/31/1988	5,443,779	5,388,326
01/31/1989	5,483,420	5,424,968
02/28/1989	5,522,499	5,463,104
03/31/1989	5,571,029	5,502,547
04/30/1989	5,613,569	5,543,652
05/31/1989	5,665,094	5,585,007
06/30/1989	5,708,266	5,623,934
07/31/1989	5,756,794	5,663,134
08/31/1989	5,788,039	5,701,418
09/30/1989	5,828,328	5,738,589
10/31/1989	5,883,335	5,777,498
11/30/1989	5,922,983	5,814,935
12/31/1989	5,957,698	5,853,432
01/31/1990	5,987,232	5,892,063
02/28/1990	6,024,238	5,927,474
03/31/1990	6,064,842	5,967,248
04/30/1990	6,090,417	6,006,214
05/31/1990	6,148,665	6,046,755
06/30/1990	6,189,318	6,086,182
07/31/1990	6,232,885	6,126,471
08/31/1990	6,267,095	6,166,356
09/30/1990	6,309,632	6,204,216
10/31/1990	6,358,334	6,242,868
11/30/1990	6,409,912	6,279,888
12/31/1990	6,462,141	6,317,192
01/31/1991	6,509,418	6,353,073
02/28/1991	6,545,494	6,384,013
03/31/1991	6,576,473	6,417,146
04/30/1991	6,618,103	6,448,140
05/31/1991	6,656,338	6,479,349
06/30/1991	6,682,104	6,509,285
07/31/1991	6,722,727	6,540,333
08/31/1991	6,766,617	6,571,139
09/30/1991	6,804,471	6,600,314
10/31/1991	6,844,965	6,629,290
11/30/1991	6,862,973	6,655,674
12/31/1991	6,892,228	6,680,633
01/31/1992	6,919,339	6,703,747
02/29/1992	6,934,403	6,724,664
03/31/1992	6,948,634	6,747,527
04/30/1992	6,979,006	6,769,390
05/31/1992	7,001,946	6,791,660
06/30/1992	7,031,099	6,812,374
07/31/1992	7,061,296	6,832,812
08/31/1992	7,080,606	6,852,285
09/30/1992	7,100,505	6,869,485
10/31/1992	7,109,622	6,886,864
11/30/1992	7,119,728	6,904,013
12/31/1992	7,142,089	6,922,516
01/31/1993	7,167,580	6,941,000
02/28/1993	7,187,715	6,957,101
03/31/1993	7,222,352	6,974,634
04/30/1993	7,248,666	6,991,582
05/31/1993	7,279,042	7,009,411
06/30/1993	7,309,491	7,026,933
07/31/1993	7,337,521	7,045,345
08/31/1993	7,358,333	7,063,733
09/30/1993	7,378,551	7,081,323
10/31/1993	7,406,168	7,099,591
11/30/1993	7,435,531	7,117,553
12/31/1993	7,472,268	7,136,344
01/31/1994	7,487,037	7,155,042
02/28/1994	7,497,133	7,172,358
03/31/1994	7,486,772	7,192,583
04/30/1994	7,500,714	7,214,017
05/31/1994	7,507,684	7,237,968
06/30/1994	7,544,131	7,262,503
07/31/1994	7,581,551	7,288,795
08/31/1994	7,613,244	7,315,909
09/30/1994	7,623,522	7,343,344
10/31/1994	7,645,459	7,373,377
11/30/1994	7,653,660	7,404,640
12/31/1994	7,688,576	7,438,998
01/31/1995	7,728,764	7,473,515
02/28/1995	7,801,580	7,506,399
03/31/1995	7,820,739	7,543,404
04/30/1995	7,906,502	7,579,688
05/31/1995	7,988,187	7,617,132
06/30/1995	8,016,388	7,653,238
07/31/1995	8,066,833	7,690,127
08/31/1995	8,106,191	7,726,576
09/30/1995	8,183,875	7,761,270
10/31/1995	8,244,808	7,796,893
11/30/1995	8,323,417	7,831,355
12/31/1995	8,396,279	7,867,224
01/31/1996	8,438,474	7,902,547
02/29/1996	8,455,531	7,934,869
03/31/1996	8,484,975	7,968,513
04/30/1996	8,526,887	8,001,344
05/31/1996	8,573,734	8,035,669
06/30/1996	8,622,971	8,069,338
07/31/1996	8,649,616	8,104,360
08/31/1996	8,706,604	8,139,937
09/30/1996	8,792,582	8,174,777
10/31/1996	8,865,196	8,210,583
11/30/1996	8,947,374	8,245,067
12/31/1996	8,984,288	8,280,437
01/31/1997	9,039,631	8,316,292
02/28/1997	9,081,953	8,348,810
03/31/1997	9,089,081	8,385,210
04/30/1997	9,142,882	8,420,930
05/31/1997	9,211,364	8,458,150
06/30/1997	9,273,987	8,493,676
07/31/1997	9,348,891	8,530,283
08/31/1997	9,379,554	8,567,049
09/30/1997	9,444,784	8,603,372
10/31/1997	9,469,319	8,640,883
11/30/1997	9,513,992	8,677,261
12/31/1997	9,569,434	8,714,921
01/31/1998	9,628,194	8,753,354
02/28/1998	9,663,998	8,788,192
03/31/1998	9,730,989	8,827,212
04/30/1998	9,777,926	8,864,639
05/31/1998	9,824,621	8,902,935
06/30/1998	9,860,451	8,939,525
07/31/1998	9,921,920	8,977,341
08/31/1998	9,927,830	9,015,583
09/30/1998	9,996,273	9,052,456
10/31/1998	10,036,673	9,088,848
11/30/1998	10,073,050	9,122,294
12/31/1998	10,118,477	9,156,047
01/31/1999	10,160,402	9,190,199
02/28/1999	10,203,832	9,221,539
03/31/1999	10,278,911	9,256,764
04/30/1999	10,329,119	9,291,015
05/31/1999	10,333,674	9,326,692
06/30/1999	10,372,627	9,361,293
07/31/1999	10,411,216	9,397,896
08/31/1999	10,447,798	9,435,112
09/30/1999	10,497,169	9,472,098
10/31/1999	10,550,411	9,510,743
11/30/1999	10,602,935	9,549,168
12/31/1999	10,648,527	9,589,942
01/31/2000	10,677,925	9,632,043
02/29/2000	10,740,147	9,673,074
03/31/2000	10,812,389	9,718,440
04/30/2000	10,854,585	9,764,021
05/31/2000	10,916,030	9,811,767
06/30/2000	10,985,938	9,857,784
07/31/2000	11,045,435	9,905,495
08/31/2000	11,117,564	9,954,527
09/30/2000	11,184,834	10,004,001
10/31/2000	11,236,895	10,056,424
11/30/2000	11,330,833	10,107,811
12/31/2000	11,424,107	10,160,978
01/31/2001	11,505,558	10,213,410
02/28/2001	11,585,092	10,257,531
03/31/2001	11,639,557	10,302,766
04/30/2001	11,676,154	10,342,330
05/31/2001	11,769,947	10,380,182
06/30/2001	11,792,303	10,413,503
07/31/2001	11,877,186	10,446,201
08/31/2001	11,921,614	10,477,958
09/30/2001	11,978,109	10,508,029
10/31/2001	12,024,967	10,535,560
11/30/2001	12,046,643	10,558,001
12/31/2001	12,069,064	10,576,477
01/31/2002	12,099,233	10,592,977
02/28/2002	12,115,995	10,607,171
03/31/2002	12,117,592	10,622,765
04/30/2002	12,147,488	10,638,061
05/31/2002	12,178,355	10,653,911
06/30/2002	12,170,919	10,668,824
07/31/2002	12,116,011	10,684,402
08/31/2002	12,199,101	10,699,894
09/30/2002	12,229,403	10,714,661
10/31/2002	12,262,507	10,729,554
11/30/2002	12,369,551	10,743,288
12/31/2002	12,414,024	10,756,179
01/31/2003	12,469,244	10,767,903
02/28/2003	12,531,909	10,777,809
03/31/2003	12,554,180	10,788,695
04/30/2003	12,601,481	10,798,944
05/31/2003	12,636,115	10,809,419
06/30/2003	12,654,551	10,819,256
07/31/2003	12,612,218	10,828,669
08/31/2003	12,631,104	10,837,549
09/30/2003	12,698,898	10,845,786
10/31/2003	12,693,755	10,854,571
11/30/2003	12,697,840	10,863,037
12/31/2003	12,736,765	10,871,728
01/31/2004	12,751,052	10,880,317
02/29/2004	12,788,565	10,888,259
03/31/2004	12,817,722	10,896,861
04/30/2004	12,794,489	10,905,251
05/31/2004	12,808,255	10,914,085
06/30/2004	12,822,687	10,923,034
07/31/2004	12,839,904	10,933,411
08/31/2004	12,869,029	10,945,219
09/30/2004	12,886,855	10,958,244

SECTOR BREAKDOWN‡

Short-Term Instruments	70.5%
Corporate Bonds & Notes	11.0%
Asset-Backed Securities	5.4%
Mortgage-Backed Securities	4.6%
Other	8.5%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Short-Term Fund Institutional Class (Inception 10/07/87)	0.54%	1.48%	4.19%	5.39%	5.76%
Short-Term Fund Administrative Class (Inception 02/01/96)	0.41%	1.23%	3.93%	—	5.50%
Citigroup 3-Month Treasury Bill Index	0.56%	1.04%	2.96%	4.08%	—
Lipper Ultra-Short Obligations Fund Average	0.33%	1.12%	3.69%	4.72%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,005.40	$1,004.10	$1,022.81	$1,021.56
Expenses Paid During Period†	$2.26	$3.52	$2.28	$3.55

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Institutional Class shares returned 0.54% for the six-month period ended September 30, 2004, slightly underperforming the Citigroup 3-Month Treasury Bill Index return of 0.56% for the same period.

•	Above-Benchmark duration was negative for returns, as short interest rates increased.

•	During the second quarter, exposure to intermediate maturities detracted from performance as two to five-year rates increased. During the third quarter this exposure modestly added to performance as two to five-year rates fell even as short rates rose.

•	An emphasis on mortgages helped returns, as low volatility and strong bank demand supported these assets; mortgage security selection also added to returns.

•	An emphasis on corporate bonds was negative during the second quarter as spreads widened, but added to returns during the third quarter as credit premiums narrowed.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging market bonds added value, as the benign interest rate environment and improving credit qualities boosted demand.

•	Non-U.S. positions, mainly short maturity Eurozone issues, added value amid expectations for lower growth and inflation in Europe.

09.30.04 | PIMCO Funds Semi-Annual Report 29

PIMCO StocksPLUS Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	StocksPLUS Fund Institutional Class	S&P 500 Index
05/31/1993	5,000,000	5,000,000
06/30/1993	5,027,261	5,014,650
07/31/1993	5,017,471	4,994,491
08/31/1993	5,208,380	5,183,982
09/30/1993	5,157,774	5,144,221
10/31/1993	5,271,731	5,250,655
11/30/1993	5,212,275	5,200,616
12/31/1993	5,306,421	5,263,492
01/31/1994	5,480,662	5,442,451
02/28/1994	5,311,701	5,294,743
03/31/1994	5,077,284	5,063,892
04/30/1994	5,141,283	5,128,811
05/31/1994	5,237,282	5,212,974
06/30/1994	5,126,078	5,085,204
07/31/1994	5,325,725	5,252,202
08/31/1994	5,568,540	5,467,543
09/30/1994	5,473,357	5,333,861
10/31/1994	5,561,106	5,453,713
11/30/1994	5,391,092	5,255,089
12/31/1994	5,461,225	5,333,022
01/31/1995	5,612,304	5,471,307
02/28/1995	5,864,102	5,684,524
03/31/1995	6,023,776	5,852,274
04/30/1995	6,219,204	6,024,624
05/31/1995	6,500,850	6,265,428
06/30/1995	6,643,179	6,410,974
07/31/1995	6,854,074	6,623,561
08/31/1995	6,900,939	6,640,187
09/30/1995	7,193,848	6,920,403
10/31/1995	7,181,918	6,895,697
11/30/1995	7,527,891	7,198,418
12/31/1995	7,673,723	7,337,059
01/31/1996	7,949,045	7,586,813
02/29/1996	7,970,224	7,657,142
03/31/1996	8,076,117	7,730,881
04/30/1996	8,177,430	7,844,834
05/31/1996	8,365,584	8,047,152
06/30/1996	8,445,187	8,077,812
07/31/1996	8,052,904	7,720,934
08/31/1996	8,223,140	7,883,768
09/30/1996	8,704,242	8,327,467
10/31/1996	8,981,877	8,557,139
11/30/1996	9,649,702	9,203,973
12/31/1996	9,444,046	9,021,642
01/31/1997	10,025,985	9,585,314
02/28/1997	10,100,806	9,660,463
03/31/1997	9,646,437	9,263,515
04/30/1997	10,244,078	9,816,546
05/31/1997	10,892,224	10,414,178
06/30/1997	11,344,245	10,880,733
07/31/1997	12,278,977	11,746,513
08/31/1997	11,616,167	11,088,473
09/30/1997	12,220,454	11,695,789
10/31/1997	11,832,913	11,305,149
11/30/1997	12,315,186	11,828,465
12/31/1997	13,256,889	12,031,560
01/31/1998	12,716,721	12,164,629
02/28/1998	13,569,183	13,041,941
03/31/1998	14,253,076	13,709,819
04/30/1998	14,425,043	13,847,740
05/31/1998	14,141,803	13,609,698
06/30/1998	14,691,669	14,162,524
07/31/1998	14,528,428	14,011,693
08/31/1998	12,314,475	11,985,882
09/30/1998	13,256,889	12,753,698
10/31/1998	14,302,676	13,791,084
11/30/1998	15,122,901	14,626,961
12/31/1998	16,099,828	15,469,767
01/31/1999	16,648,553	16,116,712
02/28/1999	16,088,153	15,615,805
03/31/1999	16,768,984	16,240,593
04/30/1999	17,436,465	16,869,592
05/31/1999	16,979,768	16,471,301
06/30/1999	17,970,000	17,385,458
07/31/1999	17,379,659	16,842,684
08/31/1999	17,285,204	16,758,790
09/30/1999	16,909,003	16,299,940
10/31/1999	17,981,456	17,331,400
11/30/1999	18,279,360	17,683,747
12/31/1999	19,341,400	18,725,320
01/31/2000	18,343,134	17,784,881
02/29/2000	18,065,838	17,447,899
03/31/2000	19,758,181	19,154,826
04/30/2000	19,143,792	18,578,458
05/31/2000	18,752,817	18,197,228
06/30/2000	19,218,094	18,645,789
07/31/2000	18,978,573	18,354,169
08/31/2000	20,246,629	19,494,147
09/30/2000	19,133,350	18,465,051
10/31/2000	19,047,934	18,386,944
11/30/2000	17,610,085	16,937,386
12/31/2000	17,751,217	17,020,141
01/31/2001	18,440,436	17,624,015
02/28/2001	16,740,362	16,017,058
03/31/2001	15,622,296	15,002,377
04/30/2001	16,816,942	16,168,212
05/31/2001	17,000,734	16,276,539
06/30/2001	16,623,116	15,880,368
07/31/2001	16,483,817	15,724,041
08/31/2001	15,446,806	14,739,716
09/30/2001	14,193,108	13,549,539
10/31/2001	14,549,096	13,807,929
11/30/2001	15,586,106	14,867,135
12/31/2001	15,714,943	14,997,371
01/31/2002	15,543,960	14,778,559
02/28/2002	15,310,800	14,493,555
03/31/2002	15,861,430	15,038,734
04/30/2002	14,967,165	14,126,936
05/31/2002	14,857,344	14,022,820
06/30/2002	13,806,190	13,023,834
07/31/2002	12,660,904	12,008,965
08/31/2002	12,880,548	12,088,224
09/30/2002	11,499,929	10,774,464
10/31/2002	12,551,082	11,722,821
11/30/2002	13,288,458	12,412,135
12/31/2002	12,591,480	11,682,947
01/31/2003	12,320,524	11,376,854
02/28/2003	12,177,077	11,206,201
03/31/2003	12,304,585	11,314,700
04/30/2003	13,292,777	12,247,250
05/31/2003	14,010,013	12,892,278
06/30/2003	14,176,657	13,056,744
07/31/2003	14,352,864	13,286,948
08/31/2003	14,657,222	13,546,083
09/30/2003	14,545,579	13,402,220
10/31/2003	15,339,269	14,160,384
11/30/2003	15,485,049	14,284,969
12/31/2003	16,322,390	15,034,139
01/31/2004	16,622,495	15,310,090
02/29/2004	16,872,583	15,522,892
03/31/2004	16,616,014	15,288,710
04/30/2004	16,272,353	15,048,701
05/31/2004	16,478,549	15,255,213
06/30/2004	16,780,874	15,551,849
07/31/2004	16,242,915	15,037,131
08/31/2004	16,347,036	15,097,955
09/30/2004	16,508,902	15,261,475

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	65.1%
U.S. Treasury Obligations	9.1%
Corporate Bonds & Notes	9.0%
Mortgage-Backed Securities	4.9%
Asset-Backed Securities	4.7%
Other	7.2%

‡	% of Total Investments as of September 30, 2004
‡‡	Primarily serving as collateral for equity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
StocksPLUS Fund Institutional Class (Inception 05/13/93)	-0.64%	13.50%	-0.48%	11.67%	11.31%
StocksPLUS Fund Administrative Class (Inception 01/07/97)	-0.79%	13.14%	-0.83%	—	10.94%
S&P 500 Index	-0.18%	13.87%	-1.31%	11.09%	—
Lipper Large-Cap Core Fund Average	-2.03%	10.20%	-2.44%	8.91%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$993.60	$992.10	$1,021.81	$1,020.56
Expenses Paid During Period†	$3.25	$4.49	$3.29	$4.56

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.65% for Institutional Class, 0.90% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The StocksPLUS Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of Fixed Income Instruments.

•	For the six months ended September 30, 2004, the S&P 500 Index delivered a total return of -0.18%. The Fund underperformed the Index, posting a total return of -0.64% for the six-month period.

•	Investor optimism and the stock market rally in the second quarter were offset by the third quarter, as equity markets stalled while investors weighed the impact of higher oil prices and mixed economic data.

•	While the structural yield advantage provided by non-money market holdings boosted returns, this yield contribution was overwhelmed by a sharp rise in short maturity rates.

•	Exposure to the European interest rates, with an emphasis on the short end of the yield curve, boosted returns as short-term European interest rates rose less than U.S. short-term interest rates.

•	Lack of confidence on the sustainability of economic recovery and expectations for the Fed to remain on hold caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	Corporate and mortgage holdings provided incremental yield and diversification.

30  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO Total Return Fund II

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Total Return II Fund Institutional Class	Lehman Brothers Aggregate Bond Index
12/31/1991	5,000,000	5,000,000
01/31/1992	4,929,716	4,931,979
02/29/1992	4,951,937	4,964,047
03/31/1992	4,937,873	4,936,062
04/30/1992	4,963,257	4,971,716
05/31/1992	5,075,312	5,065,531
06/30/1992	5,149,979	5,135,245
07/31/1992	5,309,040	5,240,016
08/31/1992	5,355,136	5,293,098
09/30/1992	5,437,041	5,355,841
10/31/1992	5,367,337	5,284,832
11/30/1992	5,383,727	5,286,027
12/31/1992	5,471,600	5,370,083
01/31/1993	5,579,371	5,473,060
02/28/1993	5,705,377	5,568,868
03/31/1993	5,719,997	5,592,073
04/30/1993	5,793,075	5,631,013
05/31/1993	5,790,801	5,638,183
06/30/1993	5,920,354	5,740,365
07/31/1993	5,952,711	5,772,831
08/31/1993	6,070,915	5,874,017
09/30/1993	6,093,002	5,890,150
10/31/1993	6,109,820	5,912,160
11/30/1993	6,049,436	5,861,866
12/31/1993	6,067,802	5,893,636
01/31/1994	6,149,761	5,973,210
02/28/1994	6,050,676	5,869,435
03/31/1994	5,910,178	5,724,729
04/30/1994	5,870,870	5,679,016
05/31/1994	5,858,460	5,678,219
06/30/1994	5,845,104	5,665,671
07/31/1994	5,977,463	5,778,209
08/31/1994	5,984,657	5,785,380
09/30/1994	5,896,835	5,700,229
10/31/1994	5,889,838	5,695,150
11/30/1994	5,888,896	5,682,502
12/31/1994	5,933,421	5,721,741
01/31/1995	6,043,232	5,834,977
02/28/1995	6,182,752	5,973,708
03/31/1995	6,223,522	6,010,358
04/30/1995	6,299,808	6,094,313
05/31/1995	6,523,923	6,330,146
06/30/1995	6,551,569	6,376,556
07/31/1995	6,507,691	6,362,315
08/31/1995	6,628,805	6,439,100
09/30/1995	6,717,353	6,501,743
10/31/1995	6,829,613	6,586,296
11/30/1995	6,952,671	6,684,992
12/31/1995	7,059,284	6,778,807
01/31/1996	7,096,875	6,823,822
02/29/1996	6,956,380	6,705,209
03/31/1996	6,882,877	6,658,600
04/30/1996	6,829,282	6,621,153
05/31/1996	6,805,776	6,607,708
06/30/1996	6,917,299	6,696,445
07/31/1996	6,933,266	6,714,769
08/31/1996	6,916,233	6,703,516
09/30/1996	7,079,837	6,820,337
10/31/1996	7,268,469	6,971,417
11/30/1996	7,416,019	7,090,828
12/31/1996	7,331,446	7,024,898
01/31/1997	7,372,632	7,046,410
02/28/1997	7,387,727	7,063,938
03/31/1997	7,305,831	6,985,659
04/30/1997	7,418,069	7,090,230
05/31/1997	7,488,383	7,157,255
06/30/1997	7,571,276	7,242,207
07/31/1997	7,808,619	7,437,506
08/31/1997	7,730,081	7,374,066
09/30/1997	7,837,156	7,482,820
10/31/1997	7,950,092	7,591,375
11/30/1997	7,972,129	7,626,332
12/31/1997	8,063,867	7,703,117
01/31/1998	8,181,882	7,802,012
02/28/1998	8,157,419	7,795,787
03/31/1998	8,181,806	7,822,926
04/30/1998	8,222,040	7,863,759
05/31/1998	8,310,019	7,938,353
06/30/1998	8,398,686	8,005,677
07/31/1998	8,417,371	8,022,707
08/31/1998	8,634,608	8,153,272
09/30/1998	8,863,669	8,344,189
10/31/1998	8,784,161	8,300,070
11/30/1998	8,790,237	8,347,177
12/31/1998	8,840,354	8,372,274
01/31/1999	8,895,775	8,432,029
02/28/1999	8,717,208	8,284,832
03/31/1999	8,791,829	8,330,744
04/30/1999	8,826,341	8,357,136
05/31/1999	8,716,487	8,283,936
06/30/1999	8,686,621	8,257,544
07/31/1999	8,640,505	8,222,388
08/31/1999	8,645,072	8,218,287
09/30/1999	8,749,143	8,313,614
10/31/1999	8,774,371	8,344,288
11/30/1999	8,789,718	8,343,691
12/31/1999	8,745,555	8,303,456
01/31/2000	8,714,587	8,276,267
02/29/2000	8,804,572	8,376,357
03/31/2000	8,919,699	8,486,705
04/30/2000	8,885,298	8,462,404
05/31/2000	8,910,528	8,458,520
06/30/2000	9,090,806	8,634,499
07/31/2000	9,163,246	8,712,877
08/31/2000	9,307,790	8,839,159
09/30/2000	9,348,802	8,894,732
10/31/2000	9,424,027	8,953,590
11/30/2000	9,600,448	9,099,990
12/31/2000	9,776,445	9,268,798
01/31/2001	9,910,018	9,420,376
02/28/2001	10,026,066	9,502,440
03/31/2001	10,081,188	9,550,144
04/30/2001	10,013,145	9,510,466
05/31/2001	10,086,569	9,567,917
06/30/2001	10,116,284	9,604,012
07/31/2001	10,445,858	9,818,726
08/31/2001	10,560,283	9,931,230
09/30/2001	10,773,561	10,046,903
10/31/2001	10,983,184	10,257,189
11/30/2001	10,790,745	10,115,754
12/31/2001	10,721,689	10,051,446
01/31/2002	10,838,381	10,132,855
02/28/2002	10,976,514	10,231,053
03/31/2002	10,776,690	10,060,851
04/30/2002	10,983,213	10,255,951
05/31/2002	11,066,630	10,343,093
06/30/2002	11,104,723	10,432,527
07/31/2002	11,165,939	10,558,411
08/31/2002	11,402,046	10,736,978
09/30/2002	11,565,158	10,910,567
10/31/2002	11,527,600	10,860,870
11/30/2002	11,590,753	10,857,982
12/31/2002	11,785,596	11,082,263
01/31/2003	11,830,715	11,091,724
02/28/2003	11,989,629	11,245,195
03/31/2003	11,987,106	11,236,530
04/30/2003	12,112,671	11,329,250
05/31/2003	12,353,333	11,540,484
06/30/2003	12,332,087	11,517,558
07/31/2003	11,843,980	11,130,375
08/31/2003	11,942,026	11,204,205
09/30/2003	12,284,178	11,500,771
10/31/2003	12,200,028	11,393,585
11/30/2003	12,217,121	11,420,830
12/31/2003	12,360,679	11,537,049
01/31/2004	12,444,573	11,629,889
02/29/2004	12,573,506	11,755,729
03/31/2004	12,671,644	11,843,844
04/30/2004	12,370,830	11,535,643
05/31/2004	12,346,289	11,489,462
06/30/2004	12,430,632	11,554,379
07/31/2004	12,556,225	11,668,922
08/31/2004	12,787,867	11,891,533
09/30/2004	12,819,561	11,923,775

SECTOR BREAKDOWN‡

Short-Term Instruments	39.9%
U.S. Treasury Obligations	28.1%
U.S. Government Agencies	23.7%
Municipal Bonds & Notes	2.3%
Other	6.0%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Total Return Fund II Institutional Class (Inception 12/30/91)	1.17%	4.36%	7.94%	8.07%	7.67%
Total Return Fund II Administrative Class (Inception 11/30/94)	1.04%	4.10%	7.67%	—	7.40%
Lehman Brothers Aggregate Bond Index	0.67%	3.68%	7.48%	7.66%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.41%	3.23%	6.62%	6.85%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class		Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,011.70	$1,010.40	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.52	$3.78	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Total Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with quality and non-U.S. issuer restrictions.

•	The Fund’s Institutional Class shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2004, returning 1.17% versus the 0.67% return of the Index.

•	PIMCO’s secular outlook called for limited exposure to U.S. rates and diversification beyond core bond sectors; thus we avoided exposures that could have paid off during the third quarter’s rally but that posed longer-term risks.

•	The Fund’s duration moved closer to the Index, but not above it, given longer-term risks of inflation and rate increases; this strategy was neutral for the six-month period as rates rose slightly.

•	Emphasis on short/intermediate maturities was negative, as yields rose the most in this part of the yield curve.

•	The Fund’s underweight position to mortgages hurt returns during the six-month period, as low volatility and strong bank demand supported these assets. However, tactical security selection within the mortgage sector more than offset this effect, as the Fund’s mortgage holdings performed well during the period.

•	An underweight to corporate bonds detracted from returns; credit premiums narrowed during the period, thus corporates outperformed Treasuries. This effect was slightly mitigated by the Fund’s good security selection within the corporates sector.

•	Real return bonds continued to outperform in 2004, adding value versus like-duration nominal bonds, as real yields fell.

•	Municipal bonds had minimal effect on returns; slower new issuance was positive but retail demand slipped as rates fell.

09.30.04 | PIMCO Funds Semi-Annual Report 31

PIMCO Total Return Fund III

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Total Return III Fund Institutional Class	Lehman Brothers Aggregate Bond Index
04/30/1991	5,000,000	5,000,000
05/31/1991	5,024,573	5,029,239
06/30/1991	5,011,360	5,026,682
07/31/1991	5,091,347	5,096,389
08/31/1991	5,231,902	5,206,675
09/30/1991	5,362,299	5,312,180
10/31/1991	5,419,024	5,371,326
11/30/1991	5,475,902	5,420,576
12/31/1991	5,687,512	5,581,558
01/31/1992	5,605,239	5,505,625
02/29/1992	5,649,578	5,541,424
03/31/1992	5,621,306	5,510,184
04/30/1992	5,643,874	5,549,984
05/31/1992	5,752,958	5,654,712
06/30/1992	5,844,833	5,732,534
07/31/1992	6,028,857	5,849,491
08/31/1992	6,069,916	5,908,747
09/30/1992	6,112,922	5,978,788
10/31/1992	6,061,053	5,899,520
11/30/1992	6,110,005	5,900,854
12/31/1992	6,200,947	5,994,686
01/31/1993	6,262,534	6,109,641
02/28/1993	6,404,215	6,216,592
03/31/1993	6,434,449	6,242,496
04/30/1993	6,497,518	6,285,965
05/31/1993	6,501,189	6,293,970
06/30/1993	6,644,496	6,408,036
07/31/1993	6,697,102	6,444,279
08/31/1993	6,880,114	6,557,233
09/30/1993	6,894,099	6,575,243
10/31/1993	6,957,037	6,599,813
11/30/1993	6,917,372	6,543,670
12/31/1993	6,984,685	6,579,135
01/31/1994	7,060,374	6,667,964
02/28/1994	6,937,795	6,552,119
03/31/1994	6,797,242	6,390,581
04/30/1994	6,731,751	6,339,552
05/31/1994	6,676,376	6,338,662
06/30/1994	6,681,328	6,324,654
07/31/1994	6,815,349	6,450,282
08/31/1994	6,830,651	6,458,287
09/30/1994	6,760,588	6,363,232
10/31/1994	6,777,181	6,357,562
11/30/1994	6,726,341	6,343,443
12/31/1994	6,745,188	6,387,246
01/31/1995	6,870,185	6,513,652
02/28/1995	7,076,265	6,668,520
03/31/1995	7,131,606	6,709,432
04/30/1995	7,251,354	6,803,153
05/31/1995	7,479,227	7,066,416
06/30/1995	7,468,982	7,118,224
07/31/1995	7,469,280	7,102,326
08/31/1995	7,577,254	7,188,042
09/30/1995	7,661,664	7,257,971
10/31/1995	7,778,032	7,352,359
11/30/1995	7,920,241	7,462,534
12/31/1995	8,042,735	7,567,261
01/31/1996	8,110,490	7,617,512
02/29/1996	7,917,045	7,485,103
03/31/1996	7,848,991	7,433,072
04/30/1996	7,813,232	7,391,271
05/31/1996	7,795,663	7,376,262
06/30/1996	7,938,312	7,475,319
07/31/1996	7,953,817	7,495,775
08/31/1996	7,937,131	7,483,213
09/30/1996	8,134,267	7,613,621
10/31/1996	8,353,533	7,782,274
11/30/1996	8,530,260	7,915,573
12/31/1996	8,415,107	7,841,975
01/31/1997	8,452,273	7,865,989
02/28/1997	8,465,767	7,885,556
03/31/1997	8,379,284	7,798,172
04/30/1997	8,523,528	7,914,906
05/31/1997	8,625,020	7,989,727
06/30/1997	8,714,471	8,084,560
07/31/1997	8,945,988	8,302,575
08/31/1997	8,888,809	8,231,756
09/30/1997	9,006,608	8,353,160
10/31/1997	9,140,798	8,474,341
11/30/1997	9,172,684	8,513,363
12/31/1997	9,274,215	8,599,079
01/31/1998	9,418,706	8,709,477
02/28/1998	9,404,616	8,702,528
03/31/1998	9,436,938	8,732,823
04/30/1998	9,472,905	8,778,405
05/31/1998	9,559,386	8,861,676
06/30/1998	9,655,888	8,936,830
07/31/1998	9,697,309	8,955,841
08/31/1998	9,843,713	9,101,592
09/30/1998	10,148,628	9,314,715
10/31/1998	10,097,948	9,265,464
11/30/1998	10,154,614	9,318,050
12/31/1998	10,237,306	9,346,067
01/31/1999	10,291,019	9,412,772
02/28/1999	10,083,482	9,248,455
03/31/1999	10,210,751	9,299,706
04/30/1999	10,264,484	9,329,168
05/31/1999	10,112,792	9,247,454
06/30/1999	10,098,298	9,217,993
07/31/1999	10,060,554	9,178,748
08/31/1999	10,064,068	9,174,170
09/30/1999	10,149,144	9,280,584
10/31/1999	10,190,083	9,314,826
11/30/1999	10,208,038	9,314,159
12/31/1999	10,139,938	9,269,244
01/31/2000	9,971,148	9,238,894
02/29/2000	10,081,292	9,350,625
03/31/2000	10,244,449	9,473,807
04/30/2000	10,191,835	9,446,680
05/31/2000	10,178,995	9,442,344
06/30/2000	10,404,668	9,638,791
07/31/2000	10,480,599	9,726,286
08/31/2000	10,659,083	9,867,257
09/30/2000	10,682,050	9,929,292
10/31/2000	10,727,050	9,994,997
11/30/2000	10,921,300	10,158,425
12/31/2000	11,164,751	10,346,867
01/31/2001	11,321,486	10,516,076
02/28/2001	11,425,133	10,607,684
03/31/2001	11,489,223	10,660,937
04/30/2001	11,393,743	10,616,644
05/31/2001	11,461,186	10,680,777
06/30/2001	11,468,986	10,721,070
07/31/2001	11,853,724	10,960,758
08/31/2001	12,026,516	11,086,348
09/30/2001	12,240,207	11,215,474
10/31/2001	12,486,006	11,450,219
11/30/2001	12,300,855	11,292,334
12/31/2001	12,278,725	11,220,546
01/31/2002	12,430,837	11,311,424
02/28/2002	12,584,616	11,421,043
03/31/2002	12,381,176	11,231,045
04/30/2002	12,659,147	11,448,837
05/31/2002	12,714,942	11,546,116
06/30/2002	12,720,258	11,645,951
07/31/2002	12,704,341	11,786,477
08/31/2002	12,986,535	11,985,814
09/30/2002	13,057,941	12,179,593
10/31/2002	13,117,670	12,124,116
11/30/2002	13,226,784	12,120,892
12/31/2002	13,505,002	12,371,259
01/31/2003	13,614,027	12,381,821
02/28/2003	13,815,542	12,553,142
03/31/2003	13,891,888	12,543,470
04/30/2003	14,086,195	12,646,974
05/31/2003	14,334,209	12,882,777
06/30/2003	14,339,570	12,857,184
07/31/2003	13,818,429	12,424,968
08/31/2003	13,947,294	12,507,385
09/30/2003	14,276,499	12,838,445
10/31/2003	14,197,286	12,718,792
11/30/2003	14,230,601	12,749,205
12/31/2003	14,364,042	12,878,942
01/31/2004	14,465,109	12,982,581
02/29/2004	14,627,933	13,123,057
03/31/2004	14,737,170	13,221,422
04/30/2004	14,425,111	12,877,373
05/31/2004	14,390,087	12,825,820
06/30/2004	14,461,084	12,898,288
07/31/2004	14,599,923	13,026,153
08/31/2004	14,888,656	13,274,657
09/30/2004	14,928,773	13,310,648

SECTOR BREAKDOWN‡

Short-Term Instruments	46.6%
U.S. Government Agencies	21.1%
U.S. Treasury Obligations	13.5%
Asset-Backed Securities	7.1%
Banking & Finance	2.4%
Mortgage-Backed Securities	2.3%
Sovereign Issues	2.3%
Other	4.7%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Total Return Fund III Institutional Class (Inception 05/01/91)	1.30%	4.57%	8.02%	8.24%	8.49%
Total Return Fund III Administrative Class (Inception 04/11/97)	1.17%	4.31%	7.73%	—	8.21%
Lehman Brothers Aggregate Bond Index	0.67%	3.68%	7.48%	7.66%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.41%	3.23%	8.62%	6.65%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning AccountValue (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,013.00	$1,011.70	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.52	$3.78	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Total Return Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

•	The Fund’s Institutional Class shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2004, returning 1.30% versus the 0.67% return of the Index.

•	PIMCO’s secular outlook called for limited exposure to U.S. rates and diversification beyond core bond sectors; thus we avoided exposures that could have paid off during the third quarter’s rally but that posed longer-term risks.

•	The Fund’s duration moved closer to the Index, but not above it, given longer-term risks of inflation and rate increases; this strategy was neutral for the six-month period as rates rose slightly.

•	Emphasis on short/intermediate maturities was negative, as yields rose the most in this part of the yield curve.

•	The Fund’s underweight position to mortgages hurt returns during the six-month period, as low volatility and strong bank demand supported these assets. However, tactical security selection within the mortgage sector more than offset this effect, as the Fund’s mortgage holdings performed well during the period.

•	An underweight to corporate bonds detracted from returns; credit premiums narrowed during the period, thus corporates outperformed Treasuries. This effect was slightly mitigated by the Fund’s good security selection within the corporates sector.

•	Real return bonds continued to outperform in 2004, adding value versus like-duration nominal bonds, as real yields fell.

•	Emerging market bonds added value as the benign interest rate environment and improving credit qualities boosted demand in the third quarter, more than offsetting the sell-off in the second quarter.

32  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO Total Return Mortgage Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Total Return Mortgage Fund Institutional Class	Lehman Brothers Mortgage Index
07/31/1997	5,000,000	5,000,000
08/31/1997	5,005,044	4,988,181
09/30/1997	5,084,467	5,051,374
10/31/1997	5,160,309	5,107,410
11/30/1997	5,184,726	5,124,138
12/31/1997	5,246,122	5,170,845
01/31/1998	5,304,038	5,222,283
02/28/1998	5,314,354	5,233,351
03/31/1998	5,334,652	5,255,480
04/30/1998	5,371,139	5,285,274
05/31/1998	5,417,855	5,320,391
06/30/1998	5,453,983	5,345,760
07/31/1998	5,476,124	5,372,837
08/31/1998	5,542,715	5,421,622
09/30/1998	5,605,738	5,487,031
10/31/1998	5,584,293	5,479,998
11/30/1998	5,609,572	5,507,250
12/31/1998	5,625,826	5,530,683
01/31/1999	5,660,727	5,570,043
02/28/1999	5,631,600	5,548,028
03/31/1999	5,669,090	5,585,259
04/30/1999	5,697,656	5,611,032
05/31/1999	5,667,354	5,579,684
06/30/1999	5,661,901	5,560,029
07/31/1999	5,641,744	5,522,278
08/31/1999	5,639,123	5,522,112
09/30/1999	5,717,073	5,611,746
10/31/1999	5,745,364	5,644,019
11/30/1999	5,773,781	5,647,103
12/31/1999	5,762,288	5,633,287
01/31/2000	5,725,332	5,584,465
02/29/2000	5,812,378	5,649,236
03/31/2000	5,890,936	5,711,030
04/30/2000	5,871,241	5,714,956
05/31/2000	5,868,917	5,717,554
06/30/2000	5,978,903	5,839,800
07/31/2000	6,038,508	5,877,283
08/31/2000	6,138,873	5,966,396
09/30/2000	6,201,183	6,028,223
10/31/2000	6,244,656	6,071,546
11/30/2000	6,345,742	6,162,832
12/31/2000	6,468,116	6,262,100
01/31/2001	6,570,212	6,359,587
02/28/2001	6,632,002	6,395,992
03/31/2001	6,664,904	6,433,119
04/30/2001	6,663,174	6,442,016
05/31/2001	6,728,926	6,484,771
06/30/2001	6,752,370	6,498,640
07/31/2001	6,903,222	6,614,008
08/31/2001	6,966,484	6,672,350
09/30/2001	7,067,115	6,772,306
10/31/2001	7,178,012	6,865,914
11/30/2001	7,128,897	6,802,484
12/31/2001	7,114,327	6,776,865
01/31/2002	7,186,372	6,839,625
02/28/2002	7,264,275	6,917,467
03/31/2002	7,188,994	6,844,197
04/30/2002	7,328,375	6,973,764
05/31/2002	7,372,657	7,024,393
06/30/2002	7,443,416	7,082,695
07/31/2002	7,540,639	7,163,437
08/31/2002	7,615,914	7,220,028
09/30/2002	7,670,609	7,271,291
10/31/2002	7,696,327	7,299,110
11/30/2002	7,703,493	7,293,931
12/31/2002	7,787,474	7,370,107
01/31/2003	7,809,106	7,388,087
02/28/2003	7,860,544	7,437,619
03/31/2003	7,870,283	7,438,248
04/30/2003	7,908,934	7,469,304
05/31/2003	7,940,670	7,475,488
06/30/2003	7,970,158	7,487,709
07/31/2003	7,766,892	7,347,444
08/31/2003	7,897,634	7,399,717
09/30/2003	8,018,314	7,525,793
10/31/2003	8,014,789	7,499,716
11/30/2003	8,030,409	7,515,368
12/31/2003	8,114,363	7,596,137
01/31/2004	8,158,965	7,643,708
02/29/2004	8,228,629	7,708,133
03/31/2004	8,255,405	7,741,894
04/30/2004	8,129,681	7,604,064
05/31/2004	8,114,940	7,587,424
06/30/2004	8,177,959	7,654,561
07/31/2004	8,277,430	7,723,155
08/31/2004	8,394,350	7,842,263
09/30/2004	8,415,096	7,854,159

SECTOR BREAKDOWN‡

U.S. Government Agencies	58.8%
Short-Term Instruments	25.5%
Asset-Backed Securities	8.5%
Mortgage-Backed Securities	7.2%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	Since Inception*
Total Return Mortgage Fund Institutional Class (Inception 07/31/97)	1.93%	4.95%	8.04%	7.53%
Total Return Mortgage Fund Administrative Class (Inception 12/13/01)	1.83%	4.71%	—	7.27%
Lehman Brothers Mortgage Index	1.45%	4.36%	6.95%	—
Lipper U.S. Mortgage Fund Average	0.96%	3.35%	6.15%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,019.30	$1,018.30	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.53	$3.79	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Total Return Mortgage Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and to be announced mortgage-backed securities).

•	The Fund’s Institutional Class shares outperformed the Lehman Brothers Mortgage Index for the six-month period ended September 30, 2004, returning 1.93%, versus the 1.45% return of the Index.

•	The Fund’s duration was maintained below the Index given the longer-term risks of inflation and rate increases for most of the period; this strategy was positive during the as interest rates rose sharply, but the strategy was negative during the last three months as interest rates fell.

•	Near-Index curve positioning was generally neutral for performance.

•	An underweight to 30-year conventional (FHLMC & FNMA) issues was positive, as these issues underperformed their GNMA counterparts.

•	Near-Index exposure to 15-year mortgage-backed securities was neutral for returns.

•	An allocation to asset-backed positions added to returns, as the sector outperformed other core fixed income sectors.

09.30.04 | PIMCO Funds Semi-Annual Report 33

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income
California Intermediate Municipal Bond Fund

Institutional Class
09/30/2004 +	$10.22	$0.21	$(0.15)	$0.06	$(0.21)
03/31/2004	10.22	0.42	0.00	0.42	(0.42)
03/31/2003	10.16	0.45	0.11	0.56	(0.45)
03/31/2002	10.60	0.49	(0.06)	0.43	(0.47)
03/31/2001	10.05	0.48	0.56	1.04	(0.46)
08/31/1999 - 03/31/2000	10.00	0.25	0.06	0.31	(0.24)
Administrative Class
09/30/2004 +	10.22	0.19	(0.15)	0.04	(0.19)
03/31/2004	10.22	0.39	0.00	0.39	(0.39)
03/31/2003	10.16	0.41	0.12	0.53	(0.42)
03/31/2002	10.60	0.48	(0.08)	0.40	(0.44)
03/31/2001	10.05	0.45	0.57	1.02	(0.44)
09/07/1999 - 03/31/2000	10.02	0.22	0.05	0.27	(0.22)

California Municipal Bond Fund

Institutional Class
09/30/2004 +	$10.42	$0.20	$(0.16)	$0.04	$(0.20)
03/31/2004	10.36	0.41	0.11	0.52	(0.42)
03/31/2003	10.02	0.46	0.35	0.81	(0.46)
03/31/2002	10.35	0.39	0.05	0.44	(0.38)
05/16/2000 - 03/31/2001	10.00	0.43	0.78	1.21	(0.43)
Administrative Class
09/30/2004 +	10.42	0.19	(0.16)	0.03	(0.19)
03/31/2004	10.36	0.39	0.10	0.49	(0.39)
08/19/2002 - 03/31/2003	10.32	0.24	0.07	0.31	(0.26)

Convertible Fund

Institutional Class
09/30/2004 +	$12.04	$0.02	$(0.18)	$(0.16)	$(0.10)
03/31/2004	9.40	0.22	2.98	3.20	(0.56)
03/31/2003	10.42	0.28	(0.94)	(0.66)	(0.36)
03/31/2002	11.33	0.20	(0.46)	(0.26)	(0.65)
03/31/2001	15.77	0.01	(3.50)	(3.49)	(0.25)
03/31/2000	10.00	0.07	5.97	6.04	(0.18)
Administrative Class
09/30/2004 +	12.24	(0.03)	(0.14)	(0.17)	(0.05)
03/31/2004	9.56	(0.02)	3.25	3.23	(0.55)
03/31/2003	10.64	0.27	(1.02)	(0.75)	(0.33)
03/31/2002	11.36	0.13	(0.41)	(0.28)	(0.44)
08/01/2000 - 03/31/2001	14.49	(0.03)	(2.19)	(2.22)	(0.21)

Diversified Income Fund

Institutional Class
09/30/2004 +	$10.84	$0.27	$0.03	$0.30	$(0.28)
07/31/2003 - 03/31/2004	10.00	0.31	0.88	1.19	(0.34)

Emerging Markets Bond Fund

Institutional Class
09/30/2004 +	$10.73	$0.22	$0.06	$0.28	$(0.24)
03/31/2004	10.05	0.49	1.81	2.30	(0.54)
03/31/2003	9.60	0.64	0.76	1.40	(0.70)
03/31/2002	8.40	0.75	1.73	2.48	(0.78)
03/31/2001	8.61	0.82	0.20	1.02	(0.83)
03/31/2000	7.51	0.86	1.11	1.97	(0.87)

34  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
California Intermediate Municipal Bond Fund

Institutional Class
09/30/2004 +	$0.00	$(0.21)	$10.07	0.59%	$72,410	0.47	%*	4.13	%*	46%
03/31/2004	0.00	(0.42)	10.22	4.17	73,136	0.47		4.11		137
03/31/2003	(0.05)	(0.50)	10.22	5.55	89,240	0.47		4.33		101
03/31/2002	(0.40)	(0.87)	10.16	4.15	83,656	0.50	(f)	4.68		94
03/31/2001	(0.03)	(0.49)	10.60	10.60	87,531	0.50		4.62		257
08/31/1999 - 03/31/2000	(0.02)	(0.26)	10.05	3.16	8,415	0.49	*(h)	4.22	*	357
Administrative Class
09/30/2004 +	0.00	(0.19)	10.07	0.47	2,062	0.72	*	3.88	*	46
03/31/2004	0.00	(0.39)	10.22	3.91	2,117	0.72		3.88		137
03/31/2003	(0.05)	(0.47)	10.22	5.27	3,578	0.72		3.95		101
03/31/2002	(0.40)	(0.84)	10.16	3.90	1,612	0.75	(k)	4.51		94
03/31/2001	(0.03)	(0.47)	10.60	10.36	1,717	0.74		4.28		257
09/07/1999 - 03/31/2000	(0.02)	(0.24)	10.05	2.73	10	0.75	*(g)	3.95	*	357

California Municipal Bond Fund

Institutional Class
09/30/2004 +	$0.00	$(0.20)	$10.26	0.44%	$11,821	0.47	%*	3.97	%*	27%
03/31/2004	(0.04)	(0.46)	10.42	5.08	10,800	0.47		4.01		157
03/31/2003	(0.01)	(0.47)	10.36	8.15	9,290	0.49	(i)	4.44		221
03/31/2002	(0.39)	(0.77)	10.02	4.20	9,670	0.49		3.78		164
05/16/2000 - 03/31/2001	(0.43)	(0.86)	10.35	12.49	11,941	0.49	*	4.76	*	338
Administrative Class
09/30/2004 +	0.00	(0.19)	10.26	0.32	11	0.72	*	3.73	*	27
03/31/2004	(0.04)	(0.43)	10.42	4.84	11	0.72		3.79		157
08/19/2002 - 03/31/2003	(0.01)	(0.27)	10.36	2.98	10	0.72	*	3.68	*	221

Convertible Fund

Institutional Class
09/30/2004 +	$0.00	$(0.10)	$11.78	(1.33)%	$30,844	0.69	%*(c)	0.42	%*	91%
03/31/2004	0.00	(0.56)	12.04	34.46	13,666	0.66	(c)	2.00		365
03/31/2003	0.00	(0.36)	9.40	(6.34)	11,469	0.67	(c)	2.92		187
03/31/2002	0.00	(0.65)	10.42	(2.26)	14,794	0.73	(c)	1.76		307
03/31/2001	(0.70)	(0.95)	11.33	(23.00)	65,980	0.67	(c)	0.08		225
03/31/2000	(0.09)	(0.27)	15.77	60.66	168,224	0.65	(e)	0.50		247
Administrative Class
09/30/2004 +	0.00	(0.05)	12.02	(1.34)	10	0.94	*(d)	(0.49	)*	91
03/31/2004	0.00	(0.55)	12.24	34.10	944	0.91	(d)	(0.16)		365
03/31/2003	0.00	(0.33)	9.56	(7.00)	8	0.92	(d)	2.71		187
03/31/2002	0.00	(0.44)	10.64	(2.42)	8	1.01	(d)	1.27		307
08/01/2000 - 03/31/2001	(0.70)	(0.91)	11.36	(16.25)	322	0.90	*	(0.32	)*	225

Diversified Income Fund

Institutional Class
09/30/2004 +	$0.00	$(0.28)	$10.86	2.91%	$792,586	0.75	%*	5.16	%*	30%
07/31/2003 - 03/31/2004	(0.01)	(0.35)	10.84	12.02	676,454	0.75	*(j)	4.55	*	33

Emerging Markets Bond Fund

Institutional Class
09/30/2004 +	$0.00	$(0.24)	$10.77	2.79%	$994,861	0.85	%*	4.29	%*	236%
03/31/2004	(1.08)	(1.62)	10.73	23.86	779,572	0.85		4.55		461
03/31/2003	(0.25)	(0.95)	10.05	16.11	445,720	0.87	(b)	6.95		388
03/31/2002	(0.50)	(1.28)	9.60	31.46	177,399	0.92	(b)	8.25		620
03/31/2001	(0.40)	(1.23)	8.40	12.94	46,239	0.93	(b)	9.73		902
03/31/2000	0.00	(0.87)	8.61	27.90	12,614	0.89	(b)	10.69		328

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.69%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.49%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.01%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.02%.
(i)	Ratio of expenses to average net assets excluding interest expense is 0.47%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.76%.
(k)	Ratio of expenses to average net assets excluding interest expense is 0.74%.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 35

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income
Emerging Markets Bond Fund (Cont.)

Administrative Class
09/30/2004 +	$10.73	$0.21	$0.06	$0.27	$(0.23)
03/31/2004	10.05	0.52	1.75	2.27	(0.51)
03/31/2003	9.60	0.61	0.76	1.37	(0.67)
03/31/2002	8.40	0.74	1.72	2.46	(0.76)
03/31/2001	8.61	0.80	0.20	1.00	(0.81)
03/31/2000	7.51	0.83	1.12	1.95	(0.85)

European Convertible Fund

Institutional Class
09/30/2004 +	$12.50	$0.05	$(0.06)	$(0.01)	$(0.13)
03/31/2004	10.24	0.14	2.49	2.63	(0.31)
03/31/2003	9.51	0.10	0.84	0.94	(0.21)
03/31/2002	9.97	0.17	(0.05)	0.12	(0.23)
11/30/2000 – 03/31/2001	10.00	0.04	(0.03)	0.01	(0.04)

Floating Income Fund

Institutional Class
07/30/2004 – 09/30/2004 +	$10.00	$0.04	$0.06	$0.10	$(0.04)

Foreign Bond Fund (Unhedged)

Institutional Class
04/30/2004 – 09/30/2004 +	$10.00	$0.07	$0.32	$0.39	$(0.06)

Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class
09/30/2004 +	$10.52	$0.15	$0.00	$0.15	$(0.14)
03/31/2004	10.70	0.35	0.01	0.36	(0.33)
03/31/2003	10.39	0.47	0.50	0.97	(0.27)
03/31/2002	10.32	0.48	0.09	0.57	(0.48)
03/31/2001	10.03	0.58	0.51	1.09	(0.59)
03/31/2000	10.63	0.63	(0.44)	0.19	(0.64)
Administrative Class
09/30/2004 +	10.52	0.14	0.00	0.14	(0.13)
03/31/2004	10.70	0.33	0.00	0.33	(0.30)
03/31/2003	10.39	0.44	0.52	0.96	(0.27)
03/31/2002	10.32	0.45	0.09	0.54	(0.45)
03/31/2001	10.03	0.55	0.51	1.06	(0.56)
03/31/2000	10.63	0.60	(0.44)	0.16	(0.61)

Global Bond Fund (Unhedged)

Institutional Class
09/30/2004 +	$10.48	$0.13	$(0.12)	$0.01	$(0.11)
03/31/2004	10.11	0.32	1.13	1.45	(0.29)
03/31/2003	8.33	0.47	1.73	2.20	(0.42)
03/31/2002	8.45	0.43	(0.13)	0.30	(0.41)
03/31/2001	9.01	0.48	(0.56)	(0.08)	(0.06)
03/31/2000	9.76	0.57	(0.75)	(0.18)	(0.52)
Administrative Class
09/30/2004 +	10.48	0.12	(0.12)	0.00	(0.10)
03/31/2004	10.11	0.31	1.11	1.42	(0.26)
03/31/2003	8.33	0.44	1.74	2.18	(0.40)
03/31/2002	8.45	0.41	(0.13)	0.28	(0.39)
03/31/2001	9.01	0.46	(0.56)	(0.10)	(0.06)
03/31/2000	9.76	0.55	(0.75)	(0.20)	(0.50)

36  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
Emerging Markets Bond Fund (Cont.)

Administrative Class
09/30/2004 +	$0.00	$0.00	$(0.23)	$10.77	2.66%	$17,926	1.10	%*	4.05	%*	236%
03/31/2004	(1.08)	0.00	(1.59)	10.73	23.55	10,108	1.10		4.72		461
03/31/2003	(0.25)	0.00	(0.92)	10.05	15.85	31,735	1.12	(f)	6.58		388
03/31/2002	(0.50)	0.00	(1.26)	9.60	31.11	11,685	1.19	(f)	8.28		620
03/31/2001	(0.40)	0.00	(1.21)	8.40	12.65	7,793	1.17	(f)	9.46		902
03/31/2000	0.00	0.00	(0.85)	8.61	27.60	13,490	1.14	(f)	10.30		328

European Convertible Fund

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.13)	$12.36	(0.08)%	$103,991	0.77	%*(b)	0.79	%*	62%
03/31/2004	(0.06)	0.00	(0.37)	12.50	25.85	106,198	0.75		1.12		55
03/31/2003	0.00	0.00	(0.21)	10.24	9.98	4,383	0.75		1.01		137
03/31/2002	(0.35)	0.00	(0.58)	9.51	1.28	5,057	0.80	(b)	1.76		222
11/30/2000 – 03/31/2001	0.00	0.00	(0.04)	9.97	0.10	4,997	0.75	*(g)	1.27	*	175

Floating Income Fund

Institutional Class
07/30/2004 – 09/30/2004 +	$0.00	$0.00	$(0.04)	$10.06	1.03%	$4,492	0.55	%*	2.20	%*	1%

Foreign Bond Fund (Unhedged)

Institutional Class
04/30/2004 – 09/30/2004 +	$0.00	$0.00	$(0.06)	$10.33	3.93%	$74,027	0.50	%*	1.61	%*	181%

Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.14)	$10.53	1.46%	$927,215	0.50	%*	2.93	%*	250%
03/31/2004	(0.21)	0.00	(0.54)	10.52	3.46	949,420	0.51	(c)	3.30		711
03/31/2003	(0.25)	(0.14)	(0.66)	10.70	9.58	800,237	0.50		4.40		589
03/31/2002	(0.02)	0.00	(0.50)	10.39	5.68	511,247	0.51	(c)	4.61		434
03/31/2001	(0.21)	0.00	(0.80)	10.32	11.34	482,480	0.54	(c)	5.78		417
03/31/2000	(0.15)	0.00	(0.79)	10.03	1.96	421,831	0.69	(c)	6.14		330
Administrative Class
09/30/2004 +	0.00	0.00	(0.13)	10.53	1.33	44,389	0.75	*	2.67	*	250
03/31/2004	(0.21)	0.00	(0.51)	10.52	3.21	44,548	0.76	(b)	3.05		711
03/31/2003	(0.25)	(0.13)	(0.65)	10.70	9.49	31,805	0.75		4.15		589
03/31/2002	(0.02)	0.00	(0.47)	10.39	5.42	21,565	0.76	(b)	4.33		434
03/31/2001	(0.21)	0.00	(0.77)	10.32	11.06	17,056	0.78	(b)	5.36		417
03/31/2000	(0.15)	0.00	(0.76)	10.03	1.70	4,824	0.97	(b)	5.95		330

Global Bond Fund (Unhedged)

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.11)	$10.38	0.16%	$884,150	0.55	%*	2.56	%*	145%
03/31/2004	(0.79)	0.00	(1.08)	10.48	14.84	874,145	0.56	(e)	3.13		649
03/31/2003	0.00	0.00	(0.42)	10.11	26.89	497,829	0.56	(e)	5.04		483
03/31/2002	0.00	(0.01)	(0.42)	8.33	3.52	300,625	0.56	(e)	5.03		355
03/31/2001	0.00	(0.42)	(0.48)	8.45	(0.83)	307,686	0.57	(e)	5.58		416
03/31/2000	0.00	(0.05)	(0.57)	9.01	(1.81)	271,538	0.71	(e)	6.08		301
Administrative Class
09/30/2004 +	0.00	0.00	(0.10)	10.38	0.03	45,584	0.80	*	2.32	*	145
03/31/2004	(0.79)	0.00	(1.05)	10.48	14.57	41,821	0.81	(d)	2.93		649
03/31/2003	0.00	0.00	(0.40)	10.11	26.59	37,875	0.81	(d)	4.63		483
03/31/2002	0.00	(0.01)	(0.40)	8.33	3.26	5,946	0.80		4.81		355
03/31/2001	0.00	(0.40)	(0.46)	8.45	(1.07)	2,142	0.81	(d)	5.33		416
03/31/2000	0.00	(0.05)	(0.55)	9.01	(2.05)	2,238	0.92	(d)	5.87		301

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.55%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.10%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.78%.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 37

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income
Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class
09/30/2004 +	$10.03	$0.13	$0.00	$0.13	$(0.13)
03/31/2004	10.10	0.30	0.09	0.39	(0.29)
03/31/2003	9.42	0.44	0.64	1.08	(0.40)
03/31/2002	9.61	0.44	0.11	0.55	(0.43)
03/31/2001	9.41	0.55	0.51	1.06	(0.56)
03/31/2000	9.89	0.56	(0.46)	0.10	(0.56)
Administrative Class
09/30/2004 +	10.03	0.12	(0.01)	0.11	(0.11)
09/30/2003 – 03/31/2004	10.00	0.13	0.20	0.33	(0.13)

GNMA Fund

Institutional Class
09/30/2004 +	$11.09	$0.10	$0.07	$0.17	$(0.13)
03/31/2004	11.05	0.14	0.32	0.46	(0.30)
03/31/2003	10.67	0.24	0.67	0.91	(0.28)
03/31/2002	10.44	0.39	0.46	0.85	(0.50)
03/31/2001	9.89	0.63	0.60	1.23	(0.63)
03/31/2000	10.01	0.62	(0.12)	0.50	(0.62)

High Yield Fund

Institutional Class
09/30/2004 +	$9.69	$0.34	$0.04	$0.38	$(0.34)
03/31/2004	8.90	0.68	0.80	1.48	(0.69)
03/31/2003	9.19	0.72	(0.27)	0.45	(0.74)
03/31/2002	9.88	0.78	(0.68)	0.10	(0.79)
03/31/2001	10.22	0.90	(0.33)	0.57	(0.91)
03/31/2000	11.23	0.94	(1.01)	(0.07)	(0.94)
Administrative Class
09/30/2004 +	9.69	0.32	0.05	0.37	(0.33)
03/31/2004	8.90	0.66	0.80	1.46	(0.67)
03/31/2003	9.19	0.70	(0.27)	0.43	(0.72)
03/31/2002	9.88	0.76	(0.68)	0.08	(0.77)
03/31/2001	10.22	0.88	(0.33)	0.55	(0.89)
03/31/2000	11.23	0.91	(1.01)	(0.10)	(0.91)

Investment Grade Corporate Bond Fund

Institutional Class
09/30/2004 +	$10.86	$0.21	$(0.13)	$0.08	$(0.21)
03/31/2004	10.49	0.49	0.61	1.10	(0.49)
03/31/2003	10.10	0.41	0.93	1.34	(0.59)
03/31/2002	10.68	0.73	(0.08)	0.65	(0.74)
04/28/2000 – 03/31/2001	10.00	0.72	0.72	1.44	(0.72)
Administrative Class
09/30/2004 +	10.86	0.20	(0.13)	0.07	(0.20)
03/31/2004	10.49	0.43	0.64	1.07	(0.46)
09/30/2002 – 03/31/2003	10.33	0.29	0.52	0.81	(0.29)

38  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.13)	$10.03	1.27%	$114,287	0.55	%*	2.65	%*	123%
03/31/2004	(0.17)	0.00	(0.46)	10.03	3.98	115,430	0.56	(f)	2.97		577
03/31/2003	0.00	0.00	(0.40)	10.10	11.70	114,956	0.57	(f)	4.44		413
03/31/2002	(0.31)	0.00	(0.74)	9.42	5.84	66,036	0.56	(f)	4.62		373
03/31/2001	(0.30)	0.00	(0.86)	9.61	11.87	62,895	0.58	(f)	5.86		422
03/31/2000	(0.02)	0.00	(0.58)	9.41	1.11	84,926	0.61	(f)	5.90		290
Administrative Class
09/30/2004 +	0.00	0.00	(0.11)	10.03	1.14	10	0.80	*	2.40	*	123
09/30/2003 – 03/31/2004	(0.17)	0.00	(0.30)	10.03	2.41	10	0.81	(e)	2.59		577

GNMA Fund

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.13)	$11.13	1.51%	$252,553	0.50	%*	1.83	%*	565%
03/31/2004	(0.12)	0.00	(0.42)	11.09	4.17	206,674	0.52	(c)	1.23		1409
03/31/2003	(0.25)	0.00	(0.53)	11.05	8.68	94,432	0.50		2.18		763
03/31/2002	(0.12)	0.00	(0.62)	10.67	8.36	35,144	0.54	(c)	3.61		1292
03/31/2001	(0.05)	0.00	(0.68)	10.44	12.96	9,963	0.50		6.29		808
03/31/2000	0.00	0.00	(0.62)	9.89	5.16	4,308	1.60	(d)	6.23		952

High Yield Fund

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.34)	$9.73	4.06%	$3,159,031	0.50	%*	7.05	%*	36%
03/31/2004	0.00	0.00	(0.69)	9.69	17.09	3,084,338	0.50		7.18		105
03/31/2003	0.00	0.00	(0.74)	8.90	5.58	2,730,996	0.50		8.41		129
03/31/2002	0.00	0.00	(0.79)	9.19	1.07	1,869,413	0.50		8.28		96
03/31/2001	0.00	0.00	(0.91)	9.88	5.85	1,182,954	0.50		8.90		53
03/31/2000	0.00	0.00	(0.94)	10.22	(0.74)	1,960,171	0.50		8.64		39
Administrative Class
09/30/2004 +	0.00	0.00	(0.33)	9.73	3.93	704,569	0.75	*	6.80	*	36
03/31/2004	0.00	0.00	(0.67)	9.69	16.80	668,731	0.75		6.91		105
03/31/2003	0.00	0.00	(0.72)	8.90	5.33	439,519	0.75		8.16		129
03/31/2002	0.00	0.00	(0.77)	9.19	0.83	640,550	0.75		8.04		96
03/31/2001	0.00	0.00	(0.89)	9.88	5.59	462,899	0.75		8.78		53
03/31/2000	0.00	0.00	(0.91)	10.22	(0.99)	354,296	0.75		8.40		39

Investment Grade Corporate Bond Fund

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.21)	$10.73	0.84%	$21,820	0.50	%*	4.08	%*	23%
03/31/2004	(0.24)	0.00	(0.73)	10.86	10.86	30,268	0.51	(c)	4.57		141
03/31/2003	(0.36)	0.00	(0.95)	10.49	13.87	23,079	0.51	(c)	3.96		681
03/31/2002	(0.49)	0.00	(1.23)	10.10	6.34	6,092	0.50		6.92		512
04/28/2000 – 03/31/2001	(0.04)	0.00	(0.76)	10.68	15.00	5,751	0.50	*	7.54	*	253
Administrative Class
09/30/2004 +	0.00	0.00	(0.20)	10.73	0.71	1,685	0.75	*	3.85	*	23
03/31/2004	(0.24)	0.00	(0.70)	10.86	10.58	807	0.75		4.04		141
09/30/2002 – 03/31/2003	(0.36)	0.00	(0.65)	10.49	8.09	11	0.76	*(b)	5.62	*	681

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.51%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.55%.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 39

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Long-Term U.S. Government Fund

Institutional Class
09/30/2004 +	$11.35	$0.18	$(0.17)	$0.01	$(0.18)	$0.00	$0.00
03/31/2004	11.12	0.40	0.46	0.86	(0.41)	(0.22)	0.00
03/31/2003	9.96	0.47	1.64	2.11	(0.48)	(0.47)	0.00
03/31/2002	10.65	0.67	(0.39)	0.28	(0.67)	(0.30)	0.00
03/31/2001	9.79	0.62	0.85	1.47	(0.61)	0.00	0.00
03/31/2000	10.30	0.61	(0.50)	0.11	(0.62)	0.00	0.00
Administrative Class
09/30/2004 +	11.35	0.16	(0.16)	0.00	(0.17)	0.00	0.00
03/31/2004	11.12	0.37	0.47	0.84	(0.39)	(0.22)	0.00
03/31/2003	9.96	0.44	1.64	2.08	(0.45)	(0.47)	0.00
03/31/2002	10.65	0.64	(0.39)	0.25	(0.64)	(0.30)	0.00
03/31/2001	9.79	0.40	1.05	1.45	(0.59)	0.00	0.00
03/31/2000	10.30	0.57	(0.49)	0.08	(0.59)	0.00	0.00

Low Duration Fund

Institutional Class
09/30/2004 +	$10.31	$0.10	$(0.03)	$0.07	$(0.11)	$0.00	$0.00
03/31/2004	10.33	0.21	0.07	0.28	(0.25)	(0.05)	0.00
03/31/2003	10.06	0.35	0.45	0.80	(0.39)	(0.14)	0.00
03/31/2002	10.03	0.54	0.04	0.58	(0.54)	(0.01)	0.00
03/31/2001	9.81	0.68	0.21	0.89	(0.67)	0.00	0.00
03/31/2000	10.10	0.64	(0.29)	0.35	(0.64)	0.00	0.00
Administrative Class
09/30/2004 +	10.31	0.08	(0.03)	0.05	(0.09)	0.00	0.00
03/31/2004	10.33	0.18	0.08	0.26	(0.23)	(0.05)	0.00
03/31/2003	10.06	0.33	0.44	0.77	(0.36)	(0.14)	0.00
03/31/2002	10.03	0.50	0.05	0.55	(0.51)	(0.01)	0.00
03/31/2001	9.81	0.62	0.25	0.87	(0.65)	0.00	0.00
03/31/2000	10.10	0.61	(0.29)	0.32	(0.61)	0.00	0.00

Low Duration Fund II

Institutional Class
09/30/2004 +	$9.89	$0.09	$(0.04)	$0.05	$(0.10)	$0.00	$0.00
03/31/2004	10.02	0.20	(0.03)	0.17	(0.25)	(0.05)	0.00
03/31/2003	9.77	0.33	0.40	0.73	(0.37)	(0.11)	0.00
03/31/2002	9.98	0.52	0.05	0.57	(0.51)	(0.27)	0.00
03/31/2001	9.69	0.62	0.29	0.91	(0.62)	0.00	0.00
03/31/2000	9.95	0.58	(0.27)	0.31	(0.57)	0.00	0.00
Administrative Class
09/30/2004 +	9.89	0.08	(0.04)	0.04	(0.09)	0.00	0.00
03/31/2004	10.02	0.20	(0.05)	0.15	(0.23)	(0.05)	0.00
03/31/2003	9.77	0.31	0.39	0.70	(0.34)	(0.11)	0.00
03/31/2002	9.98	0.42	0.12	0.54	(0.48)	(0.27)	0.00
03/31/2001	9.69	0.59	0.30	0.89	(0.60)	0.00	0.00
03/31/2000	9.95	0.52	(0.23)	0.29	(0.55)	0.00	0.00

Low Duration Fund III

Institutional Class
09/30/2004 +	$10.15	$0.08	$(0.03)	$0.05	$(0.09)	$0.00	$0.00
03/31/2004	10.24	0.19	0.01	0.20	(0.23)	(0.06)	0.00
03/31/2003	9.99	0.39	0.47	0.86	(0.42)	(0.19)	0.00
03/31/2002	9.87	0.45	0.16	0.61	(0.46)	(0.03)	0.00
03/31/2001	9.66	0.64	0.21	0.85	(0.64)	0.00	0.00
03/31/2000	9.98	0.61	(0.32)	0.29	(0.61)	0.00	0.00

40  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
Long-Term U.S. Government Fund

Institutional Class
09/30/2004 +	$(0.18)	$11.18	0.17%	$335,286	0.50	%*	3.28	%*	135%
03/31/2004	(0.63)	11.35	8.12	296,982	0.51	(e)	3.61		588
03/31/2003	(0.95)	11.12	21.74	380,638	0.50		4.35		427
03/31/2002	(0.97)	9.96	2.51	65,291	0.52	(e)	6.40		682
03/31/2001	(0.61)	10.65	15.52	234,088	0.56	(e)	6.16		1046
03/31/2000	(0.62)	9.79	1.26	217,410	0.57	(e)	6.26		320
Administrative Class
09/30/2004 +	(0.17)	11.18	0.05	135,465	0.75	*	3.04	*	135
03/31/2004	(0.61)	11.35	7.85	154,879	0.76	(d)	3.36		588
03/31/2003	(0.92)	11.12	21.44	170,280	0.75		3.97		427
03/31/2002	(0.94)	9.96	2.25	246,304	0.77	(d)	6.07		682
03/31/2001	(0.59)	10.65	15.24	77,435	0.80	(d)	3.94		1046
03/31/2000	(0.59)	9.79	1.01	39,808	0.82	(d)	5.79		320

Low Duration Fund

Institutional Class
09/30/2004 +	$(0.11)	$10.27	0.65%	$9,764,833	0.43	%*	1.89	%*	75%
03/31/2004	(0.30)	10.31	2.74	9,779,729	0.43		2.00		247
03/31/2003	(0.53)	10.33	8.07	7,371,811	0.43		3.42		218
03/31/2002	(0.55)	10.06	5.91	4,230,041	0.43		5.27		569
03/31/2001	(0.67)	10.03	9.44	3,950,592	0.49	(b)	6.86		348
03/31/2000	(0.64)	9.81	3.56	3,440,455	0.51	(b)	6.40		82
Administrative Class
09/30/2004 +	(0.09)	10.27	0.53	426,567	0.68	*	1.64	*	75
03/31/2004	(0.28)	10.31	2.49	465,152	0.68		1.75		247
03/31/2003	(0.50)	10.33	7.81	396,817	0.68		3.19		218
03/31/2002	(0.52)	10.06	5.65	261,061	0.68		4.89		569
03/31/2001	(0.65)	10.03	9.17	151,774	0.74	(c)	6.31		348
03/31/2000	(0.61)	9.81	3.30	118,874	0.75	(c)	6.13		82

Low Duration Fund II

Institutional Class
09/30/2004 +	$(0.10)	$9.84	0.53%	$624,152	0.50	%*	1.90	%*	138%
03/31/2004	(0.30)	9.89	1.80	701,628	0.50		2.06		234
03/31/2003	(0.48)	10.02	7.53	476,083	0.50		3.33		293
03/31/2002	(0.78)	9.77	5.75	360,070	0.50		5.21		582
03/31/2001	(0.62)	9.98	9.74	636,542	0.50		6.37		382
03/31/2000	(0.57)	9.69	3.28	467,997	0.57	(e)	5.88		117
Administrative Class
09/30/2004 +	(0.09)	9.84	0.41	1,219	0.75	*	1.64	*	138
03/31/2004	(0.28)	9.89	1.56	1,313	0.75		2.00		234
03/31/2003	(0.45)	10.02	7.26	1,536	0.75		3.08		293
03/31/2002	(0.75)	9.77	5.48	626	0.75		4.18		582
03/31/2001	(0.60)	9.98	9.50	82	0.75		6.06		382
03/31/2000	(0.55)	9.69	3.01	71	1.17	(d)	5.30		117

Low Duration Fund III

Institutional Class
09/30/2004 +	$(0.09)	$10.11	0.49%	$106,570	0.50	%*	1.63	%*	154%
03/31/2004	(0.29)	10.15	2.02	87,641	0.52	(e)	1.86		216
03/31/2003	(0.61)	10.24	8.83	65,441	0.50		3.82		230
03/31/2002	(0.49)	9.99	6.33	57,195	0.51	(e)	4.52		598
03/31/2001	(0.64)	9.87	9.06	42,924	0.50		6.54		419
03/31/2000	(0.61)	9.66	2.98	32,349	0.55	(e)	6.20		87

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.68%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.50%.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 41

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income
Low Duration Fund III (Cont.)
Administrative Class
09/30/2004 +	$10.15	$0.07	$(0.03)	$0.04	$(0.08)
03/31/2004	10.24	0.17	0.00	0.17	(0.20)
03/31/2003	9.99	0.37	0.47	0.84	(0.40)
03/31/2002	9.87	0.43	0.16	0.59	(0.44)
03/31/2001	9.66	0.63	0.20	0.83	(0.62)
03/31/2000	9.98	0.57	(0.31)	0.26	(0.58)

Moderate Duration Fund

Institutional Class
09/30/2004 +	$10.56	$0.12	$(0.06)	$0.06	$(0.13)
03/31/2004	10.46	0.26	0.32	0.58	(0.31)
03/31/2003	10.03	0.43	0.72	1.15	(0.44)
03/31/2002	10.00	0.46	0.23	0.69	(0.47)
03/31/2001	9.52	0.64	0.47	1.11	(0.63)
03/31/2000	9.94	0.60	(0.42)	0.18	(0.60)

Money Market Fund

Institutional Class
09/30/2004 +	$1.00	$0.00	$0.00	$0.00	$0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)
03/31/2003	1.00	0.01	0.00	0.01	(0.01)
03/31/2002	1.00	0.03	0.00	0.03	(0.03)
03/31/2001	1.00	0.06	0.00	0.06	(0.06)
03/31/2000	1.00	0.05	0.00	0.05	(0.05)
Administrative Class
09/30/2004 +	1.00	0.00	0.00	0.00	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)
03/31/2003	1.00	0.01	0.00	0.01	(0.01)
03/31/2002	1.00	0.03	0.00	0.03	(0.03)
03/31/2001	1.00	0.06	0.00	0.06	(0.06)
03/31/2000	1.00	0.05	0.00	0.05	(0.05)

Municipal Bond Fund

Institutional Class
09/30/2004 +	$10.32	$0.22	$(0.14)	$0.08	$(0.22)
03/31/2004	10.18	0.42	0.14	0.56	(0.42)
03/31/2003	10.03	0.46	0.18	0.64	(0.46)
03/31/2002	10.02	0.50	0.12	0.62	(0.50)
03/31/2001	9.47	0.48	0.54	1.02	(0.47)
03/31/2000	10.12	0.46	(0.65)	(0.19)	(0.46)
Administrative Class
09/30/2004 +	10.32	0.20	(0.14)	0.06	(0.20)
03/31/2004	10.18	0.39	0.14	0.53	(0.39)
03/31/2003	10.03	0.43	0.19	0.62	(0.44)
03/31/2002	10.02	0.45	0.15	0.60	(0.48)
03/31/2001	9.47	0.45	0.55	1.00	(0.45)
03/31/2000	10.12	0.44	(0.65)	(0.21)	(0.44)

New York Municipal Bond Fund

Institutional Class
09/30/2004 +	$10.87	$0.19	$(0.09)	$0.10	$(0.19)
03/31/2004	10.68	0.37	0.21	0.58	(0.37)
03/31/2003	10.35	0.44	0.45	0.89	(0.44)
03/31/2002	10.64	0.49	0.17	0.66	(0.49)
03/31/2001	9.94	0.45	0.79	1.24	(0.45)
08/31/1999 – 03/31/2000	10.00	0.23	(0.04)	0.19	(0.23)

42  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
Low Duration Fund III (Cont.)

Administrative Class
09/30/2004 +	$0.00	$0.00	$(0.08)	$10.11	0.36%	$14	0.75	%*	1.37	%*	154%
03/31/2004	(0.06)	0.00	(0.26)	10.15	1.75	14	0.77	(b)	1.71		216
03/31/2003	(0.19)	0.00	(0.59)	10.24	8.57	17	0.75		3.63		230
03/31/2002	(0.03)	0.00	(0.47)	9.99	6.06	16	0.76	(b)	4.33		598
03/31/2001	0.00	0.00	(0.62)	9.87	8.82	11	0.75		6.50		419
03/31/2000	0.00	0.00	(0.58)	9.66	2.71	10	0.82	(b)	5.79		87

Moderate Duration Fund

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.13)	$10.49	0.55%	$1,854,203	0.45	%*	2.22	%*	143%
03/31/2004	(0.17)	0.00	(0.48)	10.56	5.74	1,583,593	0.45		2.45		183
03/31/2003	(0.28)	0.00	(0.72)	10.46	11.75	1,085,141	0.45		4.15		458
03/31/2002	(0.19)	0.00	(0.66)	10.03	7.09	767,037	0.45		4.58		490
03/31/2001	0.00	0.00	(0.63)	10.00	12.09	576,911	0.45		6.56		377
03/31/2000	0.00	0.00	(0.60)	9.52	1.86	387,126	0.47	(c)	6.17		129

Money Market Fund

Institutional Class
09/30/2004 +	$0.00	$0.00	$0.00	$1.00	0.45%	$141,938	0.35	%*	0.90	%*	N/A
03/31/2004	0.00	0.00	(0.01)	1.00	0.78	162,169	0.35		0.76		N/A
03/31/2003	0.00	0.00	(0.01)	1.00	1.34	133,701	0.35		1.28		N/A
03/31/2002	0.00	0.00	(0.03)	1.00	2.91	104,369	0.35		2.87		N/A
03/31/2001	0.00	0.00	(0.06)	1.00	6.20	135,990	0.35		6.02		N/A
03/31/2000	0.00	0.00	(0.05)	1.00	5.21	305,016	0.35		5.04		N/A
Administrative Class
09/30/2004 +	0.00	0.00	0.00	1.00	0.33	3,746	0.60	*	0.61	*	N/A
03/31/2004	0.00	0.00	(0.01)	1.00	0.53	7,035	0.60		0.53		N/A
03/31/2003	0.00	0.00	(0.01)	1.00	1.08	17,522	0.60		1.14		N/A
03/31/2002	0.00	0.00	(0.03)	1.00	2.65	13,360	0.60		2.33		N/A
03/31/2001	0.00	0.00	(0.06)	1.00	5.94	7,165	0.60		5.75		N/A
03/31/2000	0.00	0.00	(0.05)	1.00	4.96	9,791	0.60		4.79		N/A

Municipal Bond Fund

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.22)	$10.18	0.78%	$117,891	0.49	%*	4.27	%*	40%
03/31/2004	0.00	0.00	(0.42)	10.32	5.57	126,522	0.49		4.06		115
03/31/2003	(0.03)	0.00	(0.49)	10.18	6.48	100,773	0.49		4.47		108
03/31/2002	(0.11)	0.00	(0.61)	10.03	6.32	51,622	0.50		4.95		231
03/31/2001	0.00	0.00	(0.47)	10.02	11.13	23,478	0.50		4.89		306
03/31/2000	0.00	0.00	(0.46)	9.47	(1.81)	5,684	0.50		4.80		145
Administrative Class
09/30/2004 +	0.00	0.00	(0.20)	10.18	0.65	18,155	0.74	*	4.02	*	40
03/31/2004	0.00	0.00	(0.39)	10.32	5.31	24,245	0.74		3.81		115
03/31/2003	(0.03)	0.00	(0.47)	10.18	6.22	69,661	0.74		4.22		108
03/31/2002	(0.11)	0.00	(0.59)	10.03	6.07	41,816	0.74		4.41		231
03/31/2001	0.00	0.00	(0.45)	10.02	10.86	4,811	0.75	(d)	4.66		306
03/31/2000	0.00	0.00	(0.44)	9.47	(2.07)	3,141	0.75	(d)	4.58		145

New York Municipal Bond Fund

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.19)	$10.78	0.93%	$964	0.47	%*	3.48	%*	9%
03/31/2004	(0.02)	0.00	(0.39)	10.87	5.49	2,068	0.47		3.40		147
03/31/2003	(0.12)	0.00	(0.56)	10.68	8.79	3,108	0.48	(g)	4.10		227
03/31/2002	(0.46)	0.00	(0.95)	10.35	6.46	2,882	0.49		4.57		204
03/31/2001	(0.09)	0.00	(0.54)	10.64	12.77	3,753	0.50	(e)	4.41		973
08/31/1999 - 03/31/2000	(0.02)	0.00	(0.25)	9.94	1.93	3,058	0.49	*(f)	4.00	*	270

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.45%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.49%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.30%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.47%.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 43

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income
Real Return Fund

Institutional Class
09/30/2004 +	$11.79	$0.28	$(0.20)	$0.08	$(0.29)
03/31/2004	11.42	0.37	0.91	1.28	(0.40)
03/31/2003	10.29	0.51	1.30	1.81	(0.53)
03/31/2002	10.40	0.42	0.06	0.48	(0.49)
03/31/2001	9.92	0.76	0.60	1.36	(0.80)
03/31/2000	9.83	0.68	0.11	0.79	(0.68)
Administrative Class
09/30/2004 +	11.79	0.27	(0.20)	0.07	(0.28)
03/31/2004	11.42	0.31	0.94	1.25	(0.37)
03/31/2003	10.29	0.50	1.28	1.78	(0.50)
03/31/2002	10.40	0.32	0.13	0.45	(0.46)
04/28/2000 – 03/31/2001	9.95	0.62	0.58	1.20	(0.67)

Real Return Fund II

Institutional Class
09/30/2004 +	$11.55	$0.30	$(0.22)	$0.08	$(0.30)
03/31/2004	10.91	0.30	0.86	1.16	(0.34)
03/31/2003	9.93	0.48	1.27	1.75	(0.49)
02/28/2002 – 03/31/2002	10.00	0.05	(0.07)	(0.02)	(0.05)

Short Duration Municipal Income Fund

Institutional Class
09/30/2004 +	$10.17	$0.13	$(0.09)	$0.04	$(0.13)
03/31/2004	10.16	0.22	0.01	0.23	(0.22)
03/31/2003	10.17	0.27	(0.02)	0.25	(0.26)
03/31/2002	10.16	0.38	0.05	0.43	(0.38)
03/31/2001	9.99	0.45	0.16	0.61	(0.44)
08/31/1999 – 03/31/2000	10.00	0.23	(0.01)	0.22	(0.23)
Administrative Class
09/30/2004 +	10.17	0.12	(0.09)	0.03	(0.12)
03/31/2004	10.16	0.18	0.02	0.20	(0.19)
10/22/2002 – 03/31/2003	10.12	0.11	0.04	0.15	(0.11)

Short-Term Fund

Institutional Class
09/30/2004 +	$10.07	$0.07	$(0.02)	$0.05	$(0.07)
03/31/2004	10.04	0.15	0.06	0.21	(0.17)
03/31/2003	10.00	0.29	0.06	0.35	(0.29)
03/31/2002	10.03	0.39	0.02	0.41	(0.42)
03/31/2001	9.95	0.64	0.10	0.74	(0.64)
03/31/2000	10.03	0.59	(0.08)	0.51	(0.59)
Administrative Class
09/30/2004 +	10.07	0.06	(0.02)	0.04	(0.06)
03/31/2004	10.04	0.12	0.07	0.19	(0.15)
03/31/2003	10.00	0.26	0.07	0.33	(0.27)
03/31/2002	10.03	0.29	0.09	0.38	(0.39)
03/31/2001	9.95	0.60	0.12	0.72	(0.62)
03/31/2000	10.03	0.57	(0.09)	0.48	(0.56)

StocksPLUS Fund

Institutional Class
09/30/2004 +	$9.67	$0.05	$(0.11)	$(0.06)	$(0.27)
03/31/2004	7.72	0.10	2.58	2.68	(0.73)
03/31/2003	10.11	0.22	(2.48)	(2.26)	(0.13)
03/31/2002	10.20	0.42	(0.26)	0.16	(0.25)
03/31/2001	14.15	0.84	(3.62)	(2.78)	(0.26)
03/31/2000	14.32	0.80	1.61	2.41	(1.10)

44  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
Real Return Fund

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.29)	11.58	0.79%	$3,851,570	0.45	%*	4.91	%*	197%
03/31/2004	(0.51)	0.00	(0.91)	11.79	11.74	3,416,647	0.45		3.26		308
03/31/2003	(0.15)	0.00	(0.68)	11.42	17.99	2,046,641	0.47	(d)	4.62		191
03/31/2002	(0.10)	0.00	(0.59)	10.29	4.68	1,250,056	0.47	(g)	4.12		237
03/31/2001	(0.08)	0.00	(0.88)	10.40	14.44	557,849	0.54	(c)	7.55		202
03/31/2000	(0.02)	0.00	(0.70)	9.92	8.37	207,826	0.53	(c)	6.91		253
Administrative Class
09/30/2004 +	0.00	0.00	(0.28)	11.58	0.66	918,647	0.70	*	4.71	*	197
03/31/2004	(0.51)	0.00	(0.88)	11.79	11.47	870,562	0.70		2.74		308
03/31/2003	(0.15)	0.00	(0.65)	11.42	17.67	319,993	0.72	(e)	4.50		191
03/31/2002	(0.10)	0.00	(0.56)	10.29	4.39	298,192	0.71	(g)	3.11		237
04/28/2000 – 03/31/2001	(0.08)	0.00	(0.75)	10.40	12.70	51,359	0.80	*(b)	6.59	*	202

Real Return Fund II

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.30)	$11.33	0.78%	$56,893	0.45	%*	5.38	%*	47%
03/31/2004	(0.18)	0.00	(0.52)	11.55	10.94	62,946	0.45		2.74		167
03/31/2003	(0.28)	0.00	(0.77)	10.91	18.14	19,410	0.46	(d)	4.50		170
02/28/2002 – 03/31/2002	0.00	0.00	(0.05)	9.93	(0.22)	15,969	0.45	*	5.48	*	0

Short Duration Municipal Income Fund

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.13)	$10.08	0.44%	$122,161	0.39	%*	2.65	%*	56%
03/31/2004	0.00	0.00	(0.22)	10.17	2.25	110,601	0.39		2.13		226
03/31/2003	0.00	0.00	(0.26)	10.16	2.52	75,543	0.39		2.64		152
03/31/2002	(0.04)	0.00	(0.42)	10.17	4.30	30,906	0.39		3.75		107
03/31/2001	0.00	0.00	(0.44)	10.16	6.22	13,645	0.40	(h)	4.48		208
08/31/1999 - 03/31/2000	0.00	0.00	(0.23)	9.99	2.19	10,725	0.39	*(i)	3.92	*	171
Administrative Class
09/30/2004 +	0.00	0.00	(0.12)	10.08	0.33	260	0.64	*	2.34	*	56
03/31/2004	0.00	0.00	(0.19)	10.17	1.98	249	0.64		1.80		226
10/22/2002 – 03/31/2003	0.00	0.00	(0.11)	10.16	1.48	715	0.64	*	2.42	*	152

Short-Term Fund

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.07)	$10.05	0.54%	$2,740,588	0.45	%*	1.42	%*	113%
03/31/2004	(0.01)	0.00	(0.18)	10.07	2.10	2,460,266	0.45		1.50		268
03/31/2003	(0.02)	0.00	(0.31)	10.04	3.60	1,720,546	0.45		2.81		77
03/31/2002	(0.02)	0.00	(0.44)	10.00	4.11	1,053,121	0.57	(d)	3.90		131
03/31/2001	(0.02)	0.00	(0.66)	10.03	7.65	524,693	1.01	(d)	6.41		121
03/31/2000	0.00	0.00	(0.59)	9.95	5.19	589,203	0.64	(d)	5.88		38
Administrative Class
09/30/2004 +	0.00	0.00	(0.06)	10.05	0.41	525,476	0.70	*	1.23	*	113
03/31/2004	(0.01)	0.00	(0.16)	10.07	1.84	333,485	0.70		1.25		268
03/31/2003	(0.02)	0.00	(0.29)	10.04	3.34	258,495	0.70		2.59		77
03/31/2002	(0.02)	0.00	(0.41)	10.00	3.85	290,124	0.74	(e)	2.91		131
03/31/2001	(0.02)	0.00	(0.64)	10.03	7.40	4,610	1.25	(e)	6.00		121
03/31/2000	0.00	0.00	(0.56)	9.95	4.91	15,137	0.89	(e)	5.67		38

StocksPLUS Fund

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.27)	$9.34	(0.64)%	$1,035,795	0.65	%*	1.09	%*	107%
03/31/2004	0.00	0.00	(0.73)	9.67	35.04	737,385	0.65		1.06		287
03/31/2003	0.00	0.00	(0.13)	7.72	(22.42)	329,912	0.65		2.60		282
03/31/2002	0.00	0.00	(0.25)	10.11	1.53	410,288	0.66	(f)	4.19		455
03/31/2001	(0.91)	0.00	(1.17)	10.20	(20.93)	420,050	0.65		6.50		270
03/31/2000	(1.48)	0.00	(2.58)	14.15	17.82	620,144	0.65		5.51		92

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.45%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.70%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(g)	Effective October 1, 2001, the administrative expense was reduced to 0.20%.
(h)	Ratio of expenses to average net assets excluding interest expense is 0.39%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.62%.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 45

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income
StocksPLUS Fund (Cont.)

Administrative Class
09/30/2004 +	$9.46	$0.04	$(0.11)	$(0.07)	$(0.26)
03/31/2004	7.57	0.07	2.53	2.60	(0.71)
03/31/2003	9.94	0.18	(2.43)	(2.25)	(0.12)
03/31/2002	10.08	0.38	(0.28)	0.10	(0.24)
03/31/2001	14.03	0.79	(3.58)	(2.79)	(0.25)
03/31/2000	14.25	0.81	1.52	2.33	(1.07)

Total Return Fund II

Institutional Class
09/30/2004 +	$10.52	$0.12	$0.00	$0.12	$(0.12)
03/31/2004	10.36	0.25	0.33	0.58	(0.28)
03/31/2003	10.10	0.39	0.71	1.10	(0.40)
03/31/2002	10.27	0.48	0.21	0.69	(0.48)
03/31/2001	9.67	0.62	0.60	1.22	(0.62)
03/31/2000	10.11	0.58	(0.44)	0.14	(0.58)
Administrative Class
09/30/2004 +	10.52	0.10	0.01	0.11	(0.11)
03/31/2004	10.36	0.23	0.33	0.56	(0.26)
03/31/2003	10.10	0.36	0.72	1.08	(0.38)
03/31/2002	10.27	0.45	0.21	0.66	(0.45)
03/31/2001	9.67	0.59	0.60	1.19	(0.59)
03/31/2000	10.11	0.55	(0.44)	0.11	(0.55)

Total Return Fund III

Institutional Class
09/30/2004 +	$9.64	$0.10	$0.02	$0.12	$(0.10)
03/31/2004	9.57	0.26	0.31	0.57	(0.29)
03/31/2003	9.24	0.43	0.66	1.09	(0.43)
03/31/2002	9.19	0.51	0.19	0.70	(0.51)
03/31/2001	8.74	0.57	0.45	1.02	(0.57)
03/31/2000	9.27	0.55	(0.53)	0.02	(0.55)
Administrative Class
09/30/2004 +	9.64	0.09	0.02	0.11	(0.09)
03/31/2004	9.57	0.25	0.29	0.54	(0.26)
03/31/2003	9.24	0.40	0.66	1.06	(0.40)
03/31/2002	9.19	0.50	0.17	0.67	(0.48)
03/31/2001	8.74	0.55	0.45	1.00	(0.55)
03/31/2000	9.27	0.54	(0.54)	0.00	(0.53)

Total Return Mortgage Fund

Institutional Class
09/30/2004 +	$10.83	$0.12	$0.09	$0.21	$(0.15)
03/31/2004	10.75	0.19	0.32	0.51	(0.31)
03/31/2003	10.35	0.26	0.71	0.97	(0.30)
03/31/2002	10.42	0.47	0.33	0.80	(0.47)
03/31/2001	9.97	0.63	0.63	1.26	(0.63)
03/31/2000	10.19	0.59	(0.21)	0.38	(0.59)
Administrative Class
09/30/2004 +	10.83	0.11	0.09	0.20	(0.14)
03/31/2004	10.75	0.16	0.33	0.49	(0.29)
03/31/2003	10.35	0.24	0.70	0.94	(0.27)
12/13/2001 – 03/31/2002	10.31	0.10	0.04	0.14	(0.10)

46  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
StocksPLUS Fund (Cont.)

Administrative Class
09/30/2004 +	$0.00	$0.00	$(0.26)	$9.13	(0.79)%	$445,496	0.90	%*	0.82	%*	107%
03/31/2004	0.00	0.00	(0.71)	9.46	34.68	488,076	0.90		0.79		287
03/31/2003	0.00	0.00	(0.12)	7.57	(22.66)	124,597	0.90		2.25		282
03/31/2002	0.00	0.00	(0.24)	9.94	0.92	80,683	0.90		3.81		455
03/31/2001	(0.91)	0.00	(1.16)	10.08	(21.21)	35,474	0.90		6.25		270
03/31/2000	(1.48)	0.00	(2.55)	14.03	17.31	28,403	0.90		5.60		92

Total Return Fund II

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.12)	$10.52	1.17%	$2,386,719	0.50	%*	2.24	%*	119%
03/31/2004	(0.14)	0.00	(0.42)	10.52	5.71	2,335,828	0.50		2.40		262
03/31/2003	(0.44)	0.00	(0.84)	10.36	11.23	2,186,008	0.50		3.73		222
03/31/2002	(0.38)	0.00	(0.86)	10.10	6.89	1,775,255	0.50		4.60		473
03/31/2001	0.00	0.00	(0.62)	10.27	13.02	1,606,998	0.51	(c)	6.21		566
03/31/2000	0.00	0.00	(0.58)	9.67	1.46	1,263,556	0.50		5.91		142
Administrative Class
09/30/2004 +	0.00	0.00	(0.11)	10.52	1.04	124,104	0.75	*	1.98	*	119
03/31/2004	(0.14)	0.00	(0.40)	10.52	5.45	114,148	0.75		2.16		262
03/31/2003	(0.44)	0.00	(0.82)	10.36	10.96	133,732	0.75		3.48		222
03/31/2002	(0.38)	0.00	(0.83)	10.10	6.64	111,068	0.75		4.30		473
03/31/2001	0.00	0.00	(0.59)	10.27	12.74	77,183	0.76	(b)	5.97		566
03/31/2000	0.00	0.00	(0.55)	9.67	1.20	56,755	0.75		5.58		142

Total Return Fund III

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.10)	$9.66	1.30%	$1,414,734	0.50	%*	2.11	%*	180%
03/31/2004	(0.21)	0.00	(0.50)	9.64	6.08	1,320,459	0.50		2.74		180
03/31/2003	(0.33)	0.00	(0.76)	9.57	12.20	982,838	0.50		4.50		221
03/31/2002	(0.14)	0.00	(0.65)	9.24	7.76	844,807	0.50		5.39		449
03/31/2001	0.00	0.00	(0.57)	9.19	12.15	868,757	0.50		6.44		581
03/31/2000	0.00	0.00	(0.55)	8.74	0.33	635,592	0.50		6.26		186
Administrative Class
09/30/2004 +	0.00	0.00	(0.09)	9.66	1.17	5,700	0.75	*	1.86	*	180
03/31/2004	(0.21)	0.00	(0.47)	9.64	5.82	4,776	0.75		2.54		180
03/31/2003	(0.33)	0.00	(0.73)	9.57	11.93	4,630	0.75		4.22		221
03/31/2002	(0.14)	0.00	(0.62)	9.24	7.42	1,167	0.75		5.31		449
03/31/2001	0.00	0.00	(0.55)	9.19	11.83	11,223	0.75		6.10		581
03/31/2000	0.00	0.00	(0.53)	8.74	0.08	10,144	0.75		6.16		186

Total Return Mortgage Fund

Institutional Class
09/30/2004 +	$0.00	$0.00	$(0.15)	$10.89	1.93%	$35,582	0.50	%*	2.28	%*	465%
03/31/2004	(0.12)	0.00	(0.43)	10.83	4.89	59,811	0.55	(c)	1.75		993
03/31/2003	(0.27)	0.00	(0.57)	10.75	9.48	69,700	0.50		2.44		844
03/31/2002	(0.40)	0.00	(0.87)	10.35	7.86	20,635	0.50		4.44		1193
03/31/2001	(0.18)	0.00	(0.81)	10.42	13.14	20,314	0.50		6.22		848
03/31/2000	(0.01)	0.00	(0.60)	9.97	3.91	3,971	0.50		5.94		1476
Administrative Class
09/30/2004 +	0.00	0.00	(0.14)	10.89	1.83	11,935	0.75	*	2.05	*	465
03/31/2004	(0.12)	0.00	(0.41)	10.83	4.63	14,996	0.80	(b)	1.56		993
03/31/2003	(0.27)	0.00	(0.54)	10.75	9.22	14,920	0.75		2.20		844
12/13/2001 – 03/31/2002	0.00	0.00	(0.10)	10.35	1.38	8,479	0.75	*	3.24	*	1193

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 47

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Convertible Fund	Diversified Income Fund	Emerging Markets Bond Fund	European Convertible Fund
Assets:

Investments, at value	$126,096	$16,840	$30,655	$867,510	$2,021,738	$101,752
Cash	0	0	1	1,330	0	1
Foreign currency, at value	0	0	0	3,923	0	32
Receivable for investments sold	0	0	2,135	512	495,424	0
Receivable for investments sold on delayed delivery basis	0	0	0	0	0	0
Unrealized appreciation on forward foreign currency contracts	0	0	7	293	861	619
Receivable for Fund shares sold	126	3	683	1,923	6,081	2,609
Interest and dividends receivable	1,912	220	194	12,130	18,816	850
Variation margin receivable	81	44	0	0	0	0
Swap premiums paid	12	0	5	40	0	0
Unrealized appreciation on swap agreements	1,407	0	1	149	5,211	0

	129,634	17,107	33,681	887,810	2,548,131	105,863

Liabilities:

Payable for investments purchased	$0	$0	$2,805	$3,309	$4,133	$1,644
Payable for investments purchased on delayed delivery basis	0	0	0	0	944,077	0
Unrealized depreciation on forward foreign currency contracts	0	0	7	1,568	349	174
Payable for short sale	0	0	0	0	0	0
Overdraft due to Custodian	0	0	0	0	105	0
Written options outstanding	514	30	0	47	89	0
Payable for Fund shares redeemed	57	13	1	839	2,055	0
Dividends payable	77	7	0	923	480	0
Accrued investment advisory fee	26	3	8	320	577	36
Accrued administration fee	30	4	5	227	583	18
Accrued distribution fee	0	0	0	22	120	0
Accrued servicing fee	10	1	0	17	117	0
Variation margin payable	0	33	0	103	9	0
Swap premiums received	1,285	0	1	0	1	0
Unrealized depreciation on swap agreements	1,189	0	0	325	686	0
Other liabilities	0	0	0	0	0	0

	3,188	91	2,827	7,700	953,381	1,872

Net Assets	$126,446	$17,016	$30,854	$880,110	$1,594,750	$103,991

Net Assets Consist of:

Paid in capital	$125,793	$16,799	$54,254	$862,769	$1,474,478	$101,577
Undistributed (overdistributed) net investment income	301	2	99	(611)	42,697	(757)
Accumulated undistributed net realized gain (loss)	(2,610)	(265)	(23,805)	2,411	10,186	1,326
Net unrealized appreciation (depreciation)	2,962	480	306	15,541	67,389	1,845

	$126,446	$17,016	$30,854	$880,110	$1,594,750	$103,991

Net Assets:

Institutional Class	$72,410	$11,821	$30,844	$792,586	$994,861	$103,991
Administrative Class	2,062	11	10	0	17,926	0
Other Classes	51,974	5,184	0	87,524	581,963	0

Shares Issued and Outstanding:

Institutional Class	7,190	1,152	2,618	73,015	92,370	8,410
Administrative Class	205	1	1	0	1,664	0

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.07	$10.26	$11.78	$10.86	$10.77	$12.36
Administrative Class	10.07	10.26	12.02	0.00	10.77	0.00

Cost of Investments Owned	$122,904	$16,342	$30,354	$851,224	$1,960,487	$100,362

Cost of Foreign Currency Held	$0	$0	$0	$3,879	$0	$32

48  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Amounts in thousands, except per share amounts	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund
Assets:

Investments, at value	$49,984	$103,849	$1,871,005	$1,040,023	$191,844	$711,834	$7,110,456	$24,697	$736,123
Cash	1	150	250	4	30	2,789	11,079	1	61
Foreign currency, at value	0	1,895	31,738	19,893	4,869	0	4,553	112	0
Receivable for investments sold	0	0	854	0	27	128,070	12,034	0	10,394
Receivable for investments sold on delayed delivery basis	0	1,304	347,866	102,609	9,529	0	0	0	0
Unrealized appreciation on forward foreign currency contracts	0	1,005	768	2,165	29	0	461	17	0
Receivable for Fund shares sold	3,881	1,479	3,298	2,482	205	3,797	13,592	0	2,363
Interest and dividends receivable	236	863	24,347	12,964	2,274	721	134,386	303	3,165
Variation margin receivable	0	5	1,310	1,411	443	0	380	1	7,807
Swap premiums paid	10	402	16,817	6,266	1,538	1,322	2,742	11	0
Unrealized appreciation on swap agreements	20	124	4,640	2,034	440	496	6,532	6	0

	54,132	111,076	2,302,893	1,189,851	211,228	849,029	7,296,215	25,148	759,913

Liabilities:

Payable for investments purchased	$5,860	$2,053	$36,627	$5,331	$1,317	$379,297	$62,960	$1,178	$37,075
Payable for investments purchased on delayed delivery basis	0	8,356	258,482	115,950	18,659	0	0	0	0
Unrealized depreciation on forward foreign currency contracts	0	125	19,995	1,005	1,762	0	7,239	31	0
Payable for short sale	0	1,304	349,547	103,473	9,540	23,281	0	0	0
Overdraft due to Custodian	0	0	0	0	0	0	0	0	0
Written options outstanding	0	27	11,203	4,424	1,146	496	10,832	9	274
Payable for Fund shares redeemed	89	23	2,763	2,682	150	492	28,580	138	3,899
Dividends payable	6	2	327	231	44	85	9,349	14	99
Accrued investment advisory fee	6	18	323	188	36	86	1,463	6	145
Accrued administration fee	8	21	423	226	50	109	1,870	6	175
Accrued distribution fee	0	4	102	8	18	0	1,207	0	124
Accrued servicing fee	5	4	126	0	12	104	678	0	50
Variation margin payable	0	84	3,019	2,549	672	3	196	4	9,035
Swap premiums received	1	90	3,198	1,634	598	739	5,630	4	0
Unrealized depreciation on swap agreements	10	471	31,602	20,958	3,258	176	3,646	26	0
Other liabilities	0	16	1,656	1,458	44	4	11	4	0

	5,985	12,598	719,393	260,117	37,306	404,872	133,661	1,420	50,876

Net Assets	$48,147	$98,478	$1,583,500	$929,734	$173,922	$444,157	$7,162,554	$23,728	$709,037

Net Assets Consist of:

Paid in capital	$48,075	$96,288	$1,535,264	$872,331	$169,557	$440,456	$7,275,657	$22,737	$681,564
Undistributed (overdistributed) net investment income	(10)	6	(66,365)	30,925	(3,112)	2,673	(54,882)	454	13,969
Accumulated undistributed net realized gain (loss)	(4)	412	10,245	3,131	2,718	1,568	(371,201)	149	(2,401)
Net unrealized appreciation (depreciation)	86	1,772	104,356	23,347	4,759	(540)	312,980	388	15,905

	$48,147	$98,478	$1,583,500	$929,734	$173,922	$444,157	$7,162,554	$23,728	$709,037

Net Assets:

Institutional Class	$4,492	$74,027	$927,215	$884,150	$114,287	$252,553	$3,159,031	$21,820	$335,286
Administrative Class	0	0	44,389	45,584	10	0	704,569	1,685	135,465
Other Classes	43,655	24,451	611,896	0	59,625	191,604	3,298,954	223	238,286

Shares Issued and Outstanding:

Institutional Class	446	7,166	88,043	85,182	11,393	22,700	324,631	2,033	29,989
Administrative Class	0	0	4,215	4,392	1	0	72,404	157	12,116

Net Asset Value and Redemption Price
Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.06	$10.33	$10.53	$10.38	$10.03	$11.13	$9.73	$10.73	$11.18
Administrative Class	0.00	0.00	10.53	10.38	10.03	0.00	9.73	10.73	11.18

Cost of Investments Owned	$49,916	$102,801	$1,720,112	$998,244	$182,655	$713,051	$6,797,412	$24,289	$726,255

Cost of Foreign Currency Held	$0	$1,874	$31,416	$19,661	$4,800	$0	$4,547	$111	$0

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 49

Statements of Assets and Liabilities (Cont.)

September 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Municipal Bond Fund
Assets:

Investments, at value	$15,328,797	$689,863	$119,913	$2,092,762	$430,991	$339,797
Cash	2,049	159	97	12	1	0
Foreign currency, at value	91,538	0	515	7,499	0	0
Receivable for investments sold	1,749	1	0	1,810	0	0
Receivable for investments sold on delayed delivery basis	0	0	0	19,024	0	0
Unrealized appreciation on forward foreign currency contracts	1,471	0	6	86	0	0
Receivable for Fund shares sold	55,601	19	1	2,084	8,341	344
Interest and dividends receivable	38,056	1,374	167	4,531	68	5,601
Variation margin receivable	1,364	46	25	403	0	839
Swap premiums paid	11,409	166	171	3,947	0	0
Unrealized appreciation on swap agreements	9,887	3	42	3,250	0	616
Other assets	0	0	0	0	0	0

	15,541,921	691,631	120,937	2,135,408	439,401	347,197

Liabilities:

Payable for investments purchased	$743,844	$56,273	$14,200	$258,437	$0	$6,406
Payable for investments purchased on delayed delivery basis	160,512	0	0	6,415	0	0
Unrealized depreciation on forward foreign currency contracts	2,315	0	11	515	0	0
Payable for short sale	0	0	0	11,610	0	0
Overdraft due to Custodian	0	0	0	0	0	0
Written options outstanding	0	0	0	241	0	1,558
Payable for Fund shares redeemed	28,014	9,621	1	761	4,129	809
Dividends payable	2,659	51	3	167	31	331
Interest payable	0	0	0	0	0	0
Accrued investment advisory fee	2,982	131	22	386	56	69
Accrued administration fee	2,860	131	22	309	111	92
Accrued distribution fee	869	0	0	0	21	62
Accrued servicing fee	905	0	0	0	35	41
Variation margin payable	673	5	21	324	0	735
Swap premiums received	7,930	0	0	1,074	0	2,160
Unrealized depreciation on swap agreements	12,909	48	73	964	0	0
Other liabilities	0	0	0	2	0	0

	966,472	66,260	14,353	281,205	4,383	12,263

Net Assets	$14,575,449	$625,371	$106,584	$1,854,203	$435,018	$334,934

Net Assets Consist of:

Paid in capital	$14,492,924	$625,879	$105,566	$1,810,591	$434,993	$331,615
Undistributed (overdistributed) net investment income	33,306	(714)	133	8,829	28	(38)
Accumulated undistributed net realized gain (loss)	30,918	(1,718)	646	17,619	(3)	(8,658)
Net unrealized appreciation	18,301	1,924	239	17,164	0	12,015

	$14,575,449	$625,371	$106,584	$1,854,203	$435,018	$334,934

Net Assets:

Institutional Class	$9,764,833	$624,152	$106,570	$1,854,203	$141,938	$117,891
Administrative Class	426,567	1,219	14	0	3,746	18,155
Other Classes	4,384,049	0	0	0	289,334	198,888

Shares Issued and Outstanding:

Institutional Class	950,807	63,411	10,537	176,800	141,938	11,582
Administrative Class	41,535	124	1	0	3,746	1,784

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.27	$9.84	$10.11	$10.49	$1.00	$10.18
Administrative Class	10.27	9.84	10.11	0.00	1.00	10.18

Cost of Investments Owned	$15,301,666	$688,053	$119,732	$2,079,774	$430,991	$327,754

Cost of Foreign Currency Held	$90,512	$0	$509	$7,414	$0	$0

50  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Amounts in thousands, except per share amounts	New York Municipal Bond Fund	Real Return Fund	Real Return Fund II	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund II	Total Return Fund III	Total Return Mortgage Fund
Assets:

Investments, at value	$18,780	$15,390,213	$59,698	$492,458	$4,715,069	$1,858,088	$2,718,116	$1,641,207	$343,960
Cash	1	14,416	1	1,044	1	134	0	299	41
Foreign currency, at value	0	3,611	0	0	2,736	9,808	0	2,412	0
Receivable for investments sold	0	0	0	0	0	116	4,783	9,929	66,066
Receivable for investments sold on delayed delivery basis	0	917,523	1,721	0	174,322	228,330	116,824	45,920	0
Unrealized appreciation on forward foreign currency contracts	0	0	0	0	150	0	0	231	0
Receivable for Fund shares sold	31	49,132	0	2,344	7,804	10,018	1,672	1,026	909
Interest and dividends receivable	256	129,710	481	6,467	14,334	4,255	9,476	5,282	644
Variation margin receivable	7	0	0	674	8,773	6,457	275	812	0
Swap premiums paid	0	20,463	84	1,191	1,338	60	1,077	1,987	1,605
Unrealized appreciation on swap agreements	0	5,967	0	787	2,090	377	11	7,205	211
Other assets	0	0	0	0	19	0	0	0	0

	19,075	16,531,035	61,985	504,965	4,926,636	2,117,643	2,852,234	1,716,310	413,436

Liabilities:

Payable for investments purchased	$0	$2,067	$0	$13,588	$124,084	$0	$199,485	$235,300	$183,708
Payable for investments purchased on delayed delivery basis	0	3,481,340	3,242	0	6,258	0	0	0	0
Unrealized depreciation on forward foreign currency contracts	0	5,372	0	0	643	354	0	471	0
Payable for short sale	0	909,255	1,722	0	175,560	224,629	119,248	46,772	8,061
Overdraft due to Custodian	0	0	0	0	0	0	1,752	0	0
Written options outstanding	43	2,628	1	2,152	4,182	0	4,330	2,188	186
Payable for Fund shares redeemed	129	36,782	0	10,310	21,509	1,315	13,478	2,215	755
Dividends payable	17	1,135	0	254	897	0	455	215	52
Interest payable	0	0	0	0	0	2,424	0	0	0
Accrued investment advisory fee	4	2,444	12	80	956	611	506	291	45
Accrued administration fee	6	3,137	10	136	955	431	506	291	66
Accrued distribution fee	0	1,849	0	17	206	212	21	2	2
Accrued servicing fee	4	1,477	0	73	273	82	0	0	61
Variation margin payable	0	1,635	8	539	9,093	7,216	1,517	1,438	0
Swap premiums received	0	9,601	3	2,757	1,045	803	0	5,273	377
Unrealized depreciation on swap agreements	0	36,140	94	2,048	1,698	709	105	1,125	82
Other liabilities	0	936	0	0	812	56	8	295	3

	203	4,495,798	5,092	31,954	348,171	238,842	341,411	295,876	193,398

Net Assets	$18,872	$12,035,237	$56,893	$473,011	$4,578,465	$1,878,801	$2,510,823	$1,420,434	$220,038

Net Assets Consist of:

Paid in capital	$18,590	$11,423,013	$53,415	$479,112	$4,569,804	$2,196,075	$2,423,366	$1,366,688	$214,452
Undistributed (overdistributed) net investment income	(7)	150,510	171	(8)	2,129	(142,182)	16,876	10,258	3,221
Accumulated undistributed net realized gain (loss)	(166)	55,543	425	(6,600)	5,743	(177,278)	48,516	21,487	2,086
Net unrealized appreciation	455	406,171	2,882	507	789	2,186	22,065	22,001	279

	$18,872	$12,035,237	$56,893	$473,011	$4,578,465	$1,878,801	$2,510,823	$1,420,434	$220,038

Net Assets:

Institutional Class	$964	$3,851,570	$56,893	$122,161	$2,740,588	$1,035,795	$2,386,719	$1,414,734	$35,582
Administrative Class	0	918,647	0	260	525,476	445,496	124,104	5,700	11,935
Other Classes	17,908	7,265,020	0	350,590	1,312,401	397,510	0	0	172,521

Shares Issued and Outstanding:

Institutional Class	89	332,660	5,021	12,124	272,688	110,900	226,930	146,391	3,268
Administrative Class	0	79,343	0	26	52,285	48,791	11,800	590	1,096

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.78	$11.58	$11.33	$10.08	$10.05	$9.34	$10.52	$9.66	$10.89
Administrative Class	0.00	11.58	0.00	10.08	10.05	9.13	10.52	9.66	10.89

Cost of Investments Owned	$18,312	$14,967,668	$56,875	$489,593	$4,712,116	$1,854,383	$2,697,316	$1,626,926	$343,982

Cost of Foreign Currency Held	$0	$3,568	$0	$0	$2,706	$9,700	$0	$2,385	$0

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 51

Statements of Operations (Unaudited)

Amounts in thousands	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Convertible Fund	Diversified Income Fund	Emerging Markets Bond Fund	European Convertible Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)
	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Period from July 30, 2004 to September 30, 2004	Period from April 30, 2004 to September 30, 2004
Investment Income:

Interest, net of foreign taxes	$2,835	$349	$(33)	$23,331	$35,317	$661	$64	$412
Dividends, net of foreign taxes	0	0	121	53	119	41	0	0
Miscellaneous income	0	0	0	354	0	30	0	1

Total Income	2,835	349	88	23,738	35,436	732	64	413

Expenses:

Investment advisory fees	154	20	32	1,805	3,090	234	8	48
Administration fees	180	22	20	1,278	3,165	117	10	52
Distribution and/or servicing fees – Administrative Class	3	0	0	0	17	0	0	0
Distribution and/or servicing fees – Other Classes	62	6	0	214	1,393	0	5	11
Trustees’ fees	0	0	0	1	1	0	0	0
Interest expense	1	0	3	0	15	9	0	1
Miscellaneous expense	0	0	0	12	0	0	0	0

Total Expenses	400	48	55	3,310	7,681	360	23	112

Net Investment Income	2,435	301	33	20,428	27,755	372	41	301

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	171	24	321	(643)	834	1,371	(1)	18
Net realized gain (loss) on futures contracts, options and swaps	(678)	(119)	(3)	2,455	8,421	0	(3)	621
Net realized gain (loss) on foreign currency transactions	0	0	2	(47)	1,410	327	0	(227)
Net change in unrealized appreciation (depreciation) on investments	(1,188)	(157)	(372)	5,257	7,013	(2,615)	69	1,048
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(210)	14	6	(218)	62	0	17	(60)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(1,812)	(215)	561	0	784

Net Gain (Loss)	(1,905)	(238)	(46)	4,992	17,525	(356)	82	2,184

Net Increase (Decrease) in Net Assets Resulting from Operations	$530	$63	$(13)	$25,420	$45,280	$16	$123	$2,485

52  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Amounts in thousands	Foreign Bond Fund (U.S. Dollar - Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar - Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund
	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004
Investment Income:

Interest, net of foreign taxes	$26,151	$13,933	$2,738	$4,726	$258,999	$684	$12,813
Dividends, net of foreign taxes	99	11	11	0	2,128	6	0
Miscellaneous income	38	9	6	0	643	0	0

Total Income	26,288	13,953	2,755	4,726	261,770	690	12,813

Expenses:

Investment advisory fees	1,918	1,123	215	504	8,663	38	846
Administration fees	2,522	1,347	303	650	11,162	38	1,027
Distribution and/or servicing fees – Administrative Class	53	53	0	0	814	2	163
Distribution and/or servicing fees – Other Classes	1,355	0	188	651	10,835	0	735
Trustees’ fees	1	1	0	0	7	0	1
Interest expense	6	10	0	3	6	0	7
Miscellaneous expense	0	0	0	0	0	0	0

Total Expenses	5,855	2,534	706	1,808	31,487	78	2,779

Net Investment Income	20,433	11,419	2,049	2,918	230,283	612	10,034

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(5,292)	(1,213)	(677)	1,405	30,909	98	(6,938)
Net realized gain (loss) on futures contracts, options and swaps	5,744	6,878	1,502	219	3,106	13,921	7,590
Net realized gain (loss) on foreign currency transactions	13,353	(2,957)	1,243	0	18,541	5	0
Net change in unrealized appreciation (depreciation) on investments	(12,439)	(2,981)	(1,340)	(1,718)	(26,154)	(468)	(12,310)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	14,263	2,427	404	845	13,701	(13,973)	834
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(15,186)	(11,829)	(1,267)	0	(14,009)	(23)	0

Net Gain (Loss)	443	(9,675)	(135)	751	26,094	(440)	(10,824)

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,876	$1,744	$1,914	$3,669	$256,377	$172	$(790)

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 53

Statements of Operations (Cont.) (Unaudited)

Amounts in thousands	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund
	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004
Investment Income:

Interest	$166,982	$7,874	$1,077	$22,305	$2,957	$8,177	$393	$304,822
Dividends	2,083	79	7	194	0	0	0	4
Miscellaneous income	28	5	0	5	0	0	1	3

Total Income	169,093	7,958	1,084	22,504	2,957	8,177	394	304,829

Expenses:

Investment advisory fees	18,201	831	127	2,106	353	428	25	14,144
Administration fees	17,510	831	127	1,685	761	566	38	18,210
Distribution and/or servicing fees – Administrative Class	541	2	0	0	16	26	0	1,102
Distribution and/or servicing fees – Other Classes	10,565	0	0	0	499	611	23	18,561
Trustees’ fees	14	1	0	2	0	0	0	10
Interest expense	10	0	0	0	0	4	0	23
Miscellaneous expense	0	0	0	0	0	0	0	0
Total Expenses	46,841	1,665	254	3,793	1,629	1,635	86	52,050

Reimbursement by Manager	0	0	0	0	(177)	0	0	0

Net Expenses	46,841	1,665	254	3,793	1,452	1,635	86	52,050

Net Investment Income	122,252	6,293	830	18,711	1,505	6,542	308	252,779

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(3,312)	1,068	15	3,320	(3)	328	8	33,646
Net realized gain (loss) on futures contracts, options and swaps	25,736	1,948	517	10,890	0	(2,289)	(99)	30,444
Net realized gain (loss) on foreign currency transactions	956	0	15	297	0	0	0	3,858
Net change in unrealized (depreciation) on investments	(51,295)	(5,243)	(604)	(13,736)	0	(5,287)	(159)	(224,858)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(16,011)	(815)	(49)	(5,537)	0	1,999	22	(9,420)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(8,284)	0	(40)	(738)	0	0	0	(6,671)

Net (Loss)	(52,210)	(3,042)	(146)	(5,504)	(3)	(5,249)	(228)	(173,001)

Net Increase (Decrease) in Net Assets Resulting from Operations	$70,042	$3,251	$684	$13,207	$1,502	$1,293	$80	$79,778

54  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Amounts in thousands	Real Return Fund II	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund II	Total Return Fund III	Total Return Mortgage Fund
	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004
Investment Income:

Interest	$1,747	$7,117	$42,926	$15,137	$32,721	$17,276	$3,104
Dividends	0	0	0	142	243	544	0
Miscellaneous income	0	4	251	4	0	2	0

Total Income	1,747	7,121	43,177	15,283	32,964	17,822	3,104

Expenses:

Investment advisory fees	75	469	5,758	3,535	3,011	1,709	277
Administration fees	60	814	5,818	2,519	3,011	1,709	404
Distribution and/or servicing fees – Administrative Class	0	0	537	594	146	7	17
Distribution and/or servicing fees – Other Classes	0	551	2,427	1,373	0	0	372
Trustees’ fees	0	0	4	2	2	1	0
Interest expense	0	3	19	0	3	1	3
Miscellaneous expense	1	0	0	0	0	0	0
Total Expenses	136	1,837	14,563	8,023	6,173	3,427	1,073

Reimbursement by Manager	0	0	0	0	0	0	0

Net Expenses	136	1,837	14,563	8,023	6,173	3,427	1,073

Net Investment Income	1,611	5,284	28,614	7,260	26,791	14,395	2,031

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	304	(118)	(3,558)	(9,673)	4,306	5,046	1,456
Net realized gain (loss) on futures contracts, options and swaps	120	(2,889)	12,733	(39,688)	33,430	12,318	403
Net realized gain (loss) on foreign currency transactions	0	0	128	(116)	0	41	0
Net change in unrealized (depreciation) on investments	(1,629)	(1,858)	(7,882)	190	(19,934)	(11,450)	(1,378)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	55	420	(6,526)	27,567	(17,568)	(935)	330
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	(604)	(250)	0	(1,374)	0

Net (Loss)	(1,150)	(4,445)	(5,709)	(21,970)	234	3,646	811

Net Increase (Decrease) in Net Assets Resulting from Operations	$461	$839	$22,905	$(14,710)	$27,025	$18,041	$2,842

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 55

Statements of Changes in Net Assets

Amounts in thousands	California Intermediate Municipal Bond Fund		California Municipal Bond Fund		Convertible Fund		Diversified Income Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Period from July 31, 2003 to March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$2,435	$5,385	$301	$608	$33	$341	$20,428	$8,730
Net realized gain (loss)	(507)	1,165	(95)	74	320	825	1,765	1,617
Net change in unrealized appreciation (depreciation)	(1,398)	(1,726)	(143)	119	(366)	2,916	3,227	12,314
Net increase (decrease) resulting from operations	530	4,824	63	801	(13)	4,082	25,420	22,661

Distributions to Shareholders:

From net investment income
Institutional Class	(1,473)	(3,155)	(217)	(405)	(187)	(851)	(19,542)	(8,569)
Administrative Class	(40)	(93)	0	0	0	(2)	0	0
Other Classes	(923)	(2,135)	(84)	(204)	0	0	(1,714)	(600)
From net realized capital gains
Institutional Class	0	0	0	(38)	0	0	0	(295)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	(20)	0	0	0	(20)

Total Distributions	(2,436)	(5,383)	(301)	(667)	(187)	(853)	(21,256)	(9,484)

Fund Share Transactions:

Receipts for shares sold
Institutional Class	9,128	19,973	1,063	1,446	22,755	34,186	180,217	675,042
Administrative Class	0	165	0	0	368	1,032	0	0
Other Classes	9,578	20,227	928	2,341	0	0	38,599	72,857
Issued as reinvestment of distributions
Institutional Class	1,310	2,761	217	440	184	836	14,426	7,059
Administrative Class	39	82	0	0	0	2	0	0
Other Classes	595	1,320	46	128	0	0	1,238	399
Cost of shares redeemed
Institutional Class	(10,073)	(38,646)	(110)	(456)	(5,593)	(36,058)	(82,606)	(17,789)
Administrative Class	(65)	(1,701)	0	0	(1,275)	(94)	0	0
Other Classes	(9,269)	(33,702)	(897)	(3,248)	0	0	(23,047)	(3,628)
Net increase (decrease) resulting from Fund share transactions	1,243	(29,521)	1,247	651	16,439	(96)	128,827	733,940
Fund Redemption Fee	0	0	0	0	5	0	2	0

Total Increase (Decrease) in Net Assets	(663)	(30,080)	1,009	785	16,244	3,133	132,993	747,117

Net Assets:

Beginning of period	127,109	157,189	16,007	15,222	14,610	11,477	747,117	0

End of period*	$126,446	$127,109	$17,016	$16,007	$30,854	$14,610	$880,110	$747,117

* Including undistributed (overdistributed) net investment income of:	$301	$302	$2	$2	$99	$253	$(611)	$217

56  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Amounts in thousands	Emerging Markets Bond Fund		European Convertible Fund		Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Period from July 30, 2004 to September 30, 2004 (Unaudited)	Period from April 30, 2004 to September 30, 2004 (Unaudited)	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$27,755	$46,336	$372	$535	$41	$301	$20,433	$45,948
Net realized gain (loss)	10,665	131,955	1,698	1,881	(4)	412	13,805	39,442
Net change in unrealized appreciation (depreciation)	6,860	29,736	(2,054)	3,691	86	1,772	(13,362)	(38,687)
Net increase (decrease) resulting from operations	45,280	208,027	16	6,107	123	2,485	20,876	46,703

Distributions to Shareholders:
From net investment income
Institutional Class	(18,978)	(27,984)	(1,015)	(1,384)	(14)	(272)	(12,013)	(27,502)
Administrative Class	(310)	(1,101)	0	0	0	0	(517)	(1,309)
Other Classes	(11,425)	(21,168)	0	0	(37)	(23)	(6,209)	(13,774)
From net realized capital gains
Institutional Class	0	(53,806)	0	(352)	0	0	0	(18,168)
Administrative Class	0	(1,572)	0	0	0	0	0	(943)
Other Classes	0	(50,465)	0	0	0	0	0	(11,391)

Total Distributions	(30,713)	(156,096)	(1,015)	(1,736)	(51)	(295)	(18,739)	(73,087)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	463,359	924,593	52,807	144,423	7,470	75,533	165,704	442,032
Administrative Class	12,282	59,232	0	0	0	0	20,644	80,856
Other Classes	118,708	800,884	0	0	44,068	24,090	139,113	457,803
Issued as reinvestment of distributions
Institutional Class	17,852	72,695	1,015	1,736	14	263	10,942	42,422
Administrative Class	290	2,558	0	0	0	0	407	1,724
Other Classes	8,781	55,667	0	0	30	19	5,130	20,912
Cost of shares redeemed
Institutional Class	(287,211)	(694,194)	(55,030)	(48,715)	(3,016)	(3,563)	(199,949)	(320,183)
Administrative Class	(5,269)	(86,855)	0	0	0	0	(21,290)	(68,900)
Other Classes	(203,338)	(482,129)	0	0	(491)	(55)	(118,672)	(382,976)
Net increase (decrease) resulting from Fund share transactions	125,454	652,451	(1,208)	97,444	48,075	96,287	2,029	273,690

Fund Redemption Fee	13	0	0	0	0	1	6	0

Total Increase (Decrease) in Net Assets	140,034	704,382	(2,207)	101,815	48,147	98,478	4,172	247,306

Net Assets:

Beginning of period	1,454,716	750,334	106,198	4,383	0	0	1,579,328	1,332,022

End of period*	$1,594,750	$1,454,716	$103,991	$106,198	$48,147	$98,478	$1,583,500	$1,579,328

* Including undistributed (overdistributed) net investment income of:	$42,697	$45,655	$(757)	$(114)	$(10)	$6	$(66,365)	$(68,059)

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 57

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	Global Bond Fund (Unhedged)		Global Bond Fund (U.S. Dollar-Hedged)		GNMA Fund		High Yield Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$11,419	$19,196	$2,049	$4,502	$2,918	$2,436	$230,283	$501,442
Net realized gain (loss)	2,708	71,152	2,068	6,660	1,624	8,187	52,556	203,499
Net change in unrealized appreciation (depreciation)	(12,383)	(5,839)	(2,203)	(5,453)	(873)	278	(26,462)	388,174

Net increase (decrease) resulting from operations	1,744	84,509	1,914	5,709	3,669	10,901	256,377	1,093,115

Distributions to Shareholders:
From net investment income
Institutional Class	(9,552)	(15,541)	(1,418)	(3,106)	(2,340)	(2,992)	(105,227)	(235,272)
Administrative Class	(426)	(1,025)	0	0	0	0	(22,483)	(46,195)
Other Classes	0	0	(517)	(1,246)	(1,424)	(4,116)	(105,892)	(227,755)
From net realized capital gains
Institutional Class	0	(41,845)	0	(1,555)	0	(1,133)	0	0
Administrative Class	0	(3,103)	0	0	0	0	0	0
Other Classes	0	0	0	(1,044)	0	(2,067)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0
Total Distributions	(9,978)	(61,514)	(1,935)	(6,951)	(3,764)	(10,308)	(233,602)	(509,222)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	164,842	621,401	6,041	32,979	192,656	246,097	874,048	3,301,533
Administrative Class	10,894	63,174	0	10	0	0	205,637	706,201
Other Classes	0	0	11,750	39,807	24,421	100,710	430,496	2,745,806
Issued as reinvestment of distributions
Institutional Class	8,134	54,279	1,257	4,511	2,235	3,751	82,065	174,200
Administrative Class	424	4,059	0	0	0	0	22,058	45,479
Other Classes	0	0	391	1,737	1,072	4,626	68,231	142,802
Cost of shares redeemed
Institutional Class	(155,015)	(321,125)	(8,398)	(36,408)	(148,550)	(137,767)	(894,760)	(3,383,949)
Administrative Class	(7,277)	(64,521)	0	0	0	0	(195,128)	(572,331)
Other Classes	0	0	(10,920)	(36,051)	(38,177)	(158,889)	(853,262)	(2,154,667)
Net increase (decrease) resulting from Fund share transactions	22,002	357,267	121	6,585	33,657	58,528	(260,615)	1,005,074
Fund Redemption Fee	0	0	0	0	0	0	50	0

Total Increase (Decrease) in Net Assets	13,768	380,262	100	5,343	33,562	59,121	(237,790)	1,588,967

Net Assets:

Beginning of period	915,966	535,704	173,822	168,479	410,595	351,474	7,400,344	5,811,377

End of period*	$929,734	$915,966	$173,922	$173,822	$444,157	$410,595	$7,162,554	$7,400,344

* Including undistributed (overdistributed) net investment income of:	$30,925	$29,485	$(3,112)	$(3,226)	$2,673	$3,519	$(54,882)	$(51,563)

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 58

Amounts in thousands	Investment Grade Corporate Bond Fund		Long-Term U.S. Government Fund		Low Duration Fund		Low Duration Fund II		Low Duration Fund III
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$612	$1,367	$10,034	$26,412	$122,252	$247,661	$6,293	$12,255	$830	$1,382
Net realized gain (loss)	14,024	(13,074)	652	15,268	23,380	86,675	3,016	(2,603)	547	525
Net change in unrealized appreciation (depreciation)	(14,464)	14,685	(11,476)	9,175	(75,590)	9,189	(6,058)	735	(693)	(116)
Net increase (decrease) resulting from operations	172	2,978	(790)	50,855	70,042	343,525	3,251	10,387	684	1,791

Distributions to Shareholders:
From net investment income
Institutional Class	(584)	(1,350)	(5,076)	(12,750)	(100,167)	(217,250)	(6,911)	(14,621)	(893)	(1,605)
Administrative Class	(25)	(11)	(2,024)	(5,720)	(3,940)	(9,894)	(11)	(44)	0	0
Other Classes	0	0	(3,158)	(8,981)	(31,223)	(81,755)	0	0	0	0
From net realized capital gains
Institutional Class	0	(716)	0	(6,437)	0	(41,466)	0	(3,016)	0	(525)
Administrative Class	0	(13)	0	(3,062)	0	(2,080)	0	(8)	0	0
Other Classes	0	0	0	(5,673)	0	(20,949)	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	(146)	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0

Total Distributions	(609)	(2,090)	(10,258)	(42,623)	(135,330)	(373,394)	(6,922)	(17,835)	(893)	(2,130)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	4,338	28,812	82,427	163,613	2,260,281	7,011,636	46,775	461,164	26,395	64,850
Administrative Class	900	947	22,521	106,113	84,083	269,986	5	2,786	0	0
Other Classes	222	0	34,429	127,642	907,605	3,107,772	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	524	1,894	4,991	17,988	87,156	232,660	6,448	16,722	855	2,040
Administrative Class	25	24	2,021	8,769	3,724	9,139	10	43	0	0
Other Classes	0	0	2,402	11,027	23,822	73,848	0	0	0	0
Cost of shares redeemed
Institutional Class	(12,865)	(24,393)	(46,338)	(270,367)	(2,318,658)	(4,819,730)	(127,032)	(244,916)	(8,112)	(44,351)
Administrative Class	(54)	(187)	(40,932)	(130,293)	(124,332)	(209,634)	(105)	(3,029)	0	(3)
Other Classes	0	0	(64,509)	(205,908)	(1,077,118)	(2,808,820)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(6,910)	7,097	(2,988)	(171,416)	(153,437)	2,866,857	(73,899)	232,770	19,138	22,536

Fund Redemption Fee	0	0	34	0	31	0	0	0	0	0

Total Increase (Decrease) in Net Assets	(7,347)	7,985	(14,002)	(163,184)	(218,694)	2,836,988	(77,570)	225,322	18,929	22,197

Net Assets:
Beginning of period	31,075	23,090	723,039	886,223	14,794,143	11,957,155	702,941	477,619	87,655	65,458

End of period*	$23,728	$31,075	$709,037	$723,039	$14,575,449	$14,794,143	$625,371	$702,941	$106,584	$87,655

* Including undistributed (overdistributed) net investment income of:	$454	$451	$13,969	$14,193	$33,306	$46,384	$(714)	$(85)	$133	$196

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 59

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	Moderate Duration Fund		Money Market Fund		Municipal Bond Fund		New York Municipal Bond Fund
	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$18,711	$33,880	$1,505	$2,311	$6,542	$13,718	$308	$588
Net realized gain (loss)	14,507	32,242	(3)	35	(1,961)	3,495	(91)	118
Net change in unrealized appreciation (depreciation)	(20,011)	10,069	0	0	(3,288)	1,532	(137)	221
Net increase (decrease) resulting from operations	13,207	76,191	1,502	2,346	1,293	18,745	80	927

Distributions to Shareholders:
From net investment income
Institutional Class	(20,338)	(40,587)	(744)	(1,342)	(2,578)	(5,225)	(25)	(89)
Administrative Class	0	0	(43)	(54)	(420)	(1,332)	0	0
Other Classes	0	0	(714)	(947)	(3,544)	(7,161)	(283)	(499)
From net realized capital gains
Institutional Class	0	(23,895)	0	0	0	0	0	(4)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	(32)

Total Distributions	(20,338)	(64,482)	(1,501)	(2,343)	(6,542)	(13,718)	(308)	(624)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	436,861	915,472	76,097	574,230	18,253	101,619	70	1,013
Administrative Class	0	0	83,357	106,477	2,073	25,137	0	0
Other Classes	0	0	282,855	708,087	22,465	111,657	1,935	10,169
Issued as reinvestment of distributions
Institutional Class	19,116	57,332	715	1,783	2,001	4,089	12	44
Administrative Class	0	0	135	244	399	1,325	0	0
Other Classes	0	0	605	795	2,041	4,264	189	387
Cost of shares redeemed
Institutional Class	(178,239)	(486,061)	(97,043)	(547,546)	(27,060)	(82,294)	(1,153)	(2,135)
Administrative Class	0	0	(86,780)	(117,208)	(8,187)	(72,299)	0	0
Other Classes	0	0	(208,503)	(789,299)	(36,420)	(126,774)	(3,381)	(4,691)
Net increase (decrease) resulting from Fund share transactions	277,738	486,743	51,438	(62,437)	(24,435)	(33,276)	(2,328)	4,787
Fund Redemption Fee	3	0	0	0	16	0	0	0

Total Increase (Decrease) in Net Assets	270,610	498,452	51,439	(62,434)	(29,668)	(28,249)	(2,556)	5,090

Net Assets:
Beginning of period	1,583,593	1,085,141	383,579	446,013	364,602	392,851	21,428	16,338

End of period*	$1,854,203	$1,583,593	$435,018	$383,579	$334,934	$364,602	$18,872	$21,428

* Including undistributed (overdistributed) net investment income of:	$8,829	$10,456	$28	$24	$(38)	$(38)	$(7)	$(7)

60  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Amounts in thousands	Real Return Fund		Real Return Fund II		Short Duration Municipal Income Fund		Short-Term Fund		StocksPLUS Fund
	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$252,779	$237,048	$1,611	$1,078	$5,284	$7,060	$28,614	$55,231	$7,260	$9,047
Net realized gain (loss)	67,948	417,368	424	359	(3,007)	1,976	9,303	15,767	(49,477)	335,271
Net change in unrealized appreciation (depreciation)	(240,949)	277,568	(1,574)	3,561	(1,438)	(2,198)	(15,012)	7,316	27,507	(21,998)
Net increase (decrease) resulting from operations	79,778	931,984	461	4,998	839	6,838	22,905	78,314	(14,710)	322,320
Distributions to Shareholders:
From net investment income
Institutional Class	(89,898)	(82,638)	(1,616)	(1,078)	(1,459)	(1,854)	(20,618)	(39,721)	(27,250)	(43,825)
Administrative Class	(21,466)	(16,238)	0	0	(4)	(46)	(2,677)	(5,131)	(12,583)	(34,335)
Other Classes	(150,499)	(139,768)	0	0	(3,821)	(5,141)	(6,505)	(18,594)	(10,350)	(28,835)
From net realized capital gains
Institutional Class	0	(114,079)	0	(845)	0	0	0	(2,090)	0	0
Administrative Class	0	(27,832)	0	0	0	0	0	(332)	0	0
Other Classes	0	(237,087)	0	0	0	0	0	(1,276)	0	0

Total Distributions	(261,863)	(617,642)	(1,616)	(1,923)	(5,284)	(7,041)	(29,800)	(67,144)	(50,183)	(106,995)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,246,875	2,260,491	2,250	39,212	66,412	79,069	1,462,206	3,343,201	364,411	455,129
Administrative Class	229,281	627,331	0	0	260	12,400	230,069	284,485	71,969	400,762
Other Classes	1,461,554	3,727,585	0	0	113,470	360,340	273,263	1,209,791	39,012	125,119
Issued as reinvestment of distributions
Institutional Class	79,957	184,126	1,454	1,803	1,235	1,593	17,678	34,883	26,319	41,858
Administrative Class	21,281	43,747	0	0	4	16	2,651	5,385	12,561	34,280
Other Classes	108,131	280,377	0	0	2,608	3,717	4,830	14,300	8,364	23,096
Cost of shares redeemed
Institutional Class	(836,714)	(1,177,810)	(8,602)	(554)	(55,027)	(45,511)	(1,195,643)	(2,644,584)	(61,062)	(167,520)
Administrative Class	(188,516)	(142,421)	0	0	(249)	(12,904)	(40,325)	(215,568)	(108,570)	(131,677)
Other Classes	(1,007,621)	(2,185,285)	0	0	(134,004)	(254,702)	(423,997)	(1,265,621)	(64,794)	(109,011)
Net increase (decrease) resulting from Fund share transactions	1,114,228	3,618,141	(4,898)	40,461	(5,291)	144,018	330,732	766,272	288,210	672,036

Fund Redemption Fee	138	0	0	0	0	0	47	0	1	0

Total Increase (Decrease) in Net Assets	932,281	3,932,483	(6,053)	43,536	(9,736)	143,815	323,884	777,442	223,318	887,361

Net Assets:
Beginning of period	11,102,956	7,170,473	62,946	19,410	482,747	338,932	4,254,581	3,477,139	1,655,483	768,122

End of period*	$12,035,237	$11,102,956	$56,893	$62,946	$473,011	$482,747	$4,578,465	$4,254,581	$1,878,801	$1,655,483

* Including undistributed (overdistributed) net investment income of:	$150,510	$159,594	$171	$176	$(8)	$(8)	$2,129	$3,315	$(142,182)	$(99,259)

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 61

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	Total Return Fund II		Total Return Fund III		Total Return Mortgage Fund
	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$26,791	$57,124	$14,395	$31,450	$2,031	$3,709
Net realized gain	37,736	51,710	17,405	31,111	1,859	7,588
Net change in unrealized appreciation (depreciation)	(37,502)	21,696	(13,759)	8,852	(1,048)	133
Net increase resulting from operations	27,025	130,530	18,041	71,413	2,842	11,430

Distributions to Shareholders:

From net investment income
Institutional Class	(26,571)	(60,897)	(14,773)	(33,785)	(511)	(1,921)
Administrative Class	(1,214)	(3,094)	(51)	(132)	(166)	(394)
Other Classes	0	0	0	0	(1,853)	(4,556)
From net realized capital gains
Institutional Class	0	(28,937)	0	(26,994)	0	(725)
Administrative Class	0	(1,519)	0	(105)	0	(172)
Other Classes	0	0	0	0	0	(2,103)

Total Distributions	(27,785)	(94,447)	(14,824)	(61,016)	(2,530)	(9,871)

Fund Share Transactions:

Receipts for shares sold
Institutional Class	367,674	763,398	209,216	491,262	9,775	24,070
Administrative Class	22,285	48,238	1,461	3,395	185	419
Other Classes	0	0	0	0	28,057	104,989
Issued as reinvestment of distributions
Institutional Class	23,288	78,983	13,284	54,298	427	2,550
Administrative Class	1,211	4,595	46	207	166	565
Other Classes	0	0	0	0	1,577	5,630
Cost of shares redeemed
Institutional Class	(339,106)	(726,996)	(131,409)	(218,317)	(34,099)	(36,959)
Administrative Class	(13,745)	(74,065)	(616)	(3,475)	(3,441)	(1,022)
Other Classes	0	0	0	0	(38,149)	(145,460)
Net increase (decrease) resulting from Fund share transactions	61,607	94,153	91,982	327,370	(35,502)	(45,218)

Fund Redemption Fee	0	0	0	0	3	0

Total Increase (Decrease) in Net Assets	60,847	130,236	95,199	337,767	(35,187)	(43,659)

Net Assets:

Beginning of period	2,449,976	2,319,740	1,325,235	987,468	255,225	298,884

End of period*	$2,510,823	$2,449,976	$1,420,434	$1,325,235	$220,038	$255,225

* Including undistributed (overdistributed) net investment income of:	$16,876	$17,870	$10,258	$10,688	$3,221	$3,720

62  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Schedule of Investments

California Intermediate Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.4%

California 72.4%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	$1,200	$1,233
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	154
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	470	496
Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,065
Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,079
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	184
4.000% due 08/01/2012	225	236
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	152
California Health Facilities Financing Authority Revenue Bonds, (AMBAC Insured), Series 1996-B
1.530% due 07/01/2012 (a)	500	500
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	378
California Housing Financial Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	100	105
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	780	870
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	129
California State Economic Recovery Revenue Bonds, Series 2004
19.765% due 07/01/2008 (a)	2,000	2,932
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	163
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	2,000	2,103
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (e)	1,300	1,365
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,043
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,110
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,034
California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035 (a)	2,400	2,387
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	966
California Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	878
Campbell, California Redevelopment Agency Tax Allocation Bonds, Series 2002
4.700% due 10/01/2011	505	519
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,840	2,095
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,539
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	712
5.375% due 09/01/2017	800	818
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	502
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	241
6.400% due 09/01/2018	120	126
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,030
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,025
Desert Sands, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2009	700	775
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	6,400	6,408
Goleta, California Water District Certificates of Participation Bonds, (MBIA Insured), Series 2003
4.500% due 12/01/2010	1,315	1,429
Irvine Ranch, California Water District General Obligation Bonds, Series 1989
1.450% due 06/01/2015 (a)	700	700
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	215
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2011	310	345
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,671
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	159
Los Angeles, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1997
6.000% due 07/01/2011	1,360	1,589
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	33
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,280
Metropolitan Water District of Southern California Revenue Bonds, (Westdeutsche Landes Bank Insured), Series 2000
1.050% due 07/01/2035 (a)	500	500
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	168
Metropolitan Water District Southern California Revenue Bonds, (SPA-Westdeutsche Landesbank Insured), Series 2000
0.800% due 07/01/2035 (a)	800	800
Metropolitan Water District Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001
0.970% due 07/01/2036 (a)	500	500
Milpitas, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,320
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	593
6.400% due 09/01/2031	700	716
Newport Beach, California Revenue Bonds, Series 1992
0.990% due 10/01/2022 (a)	1,100	1,100
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	605	671
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	471
5.700% due 08/15/2012	485	500
5.800% due 08/15/2013	600	619
6.200% due 08/15/2018	1,025	1,055
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2010	1,085	1,172
4.500% due 09/01/2011	1,075	1,161
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,751

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 63

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	$1,000	$1,158
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 08/15/2010	2,510	2,785
Pacific Housing & Finance Agency, California Revenue Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004	250	251
Pomona, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,812
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	558
Redding, California Electric System Revenue Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019	500	510
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	281
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	900	1,150
San Diego County, California Certificate of Participation, Series 2001
5.000% due 10/01/2009	1,545	1,691
San Diego County, California Water Authority Certificates of Participation, Series 2004
8.730% due 05/01/2032 (a)	4,500	4,650
San Diego, California Water District Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	688
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	325
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	970	1,035
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	696
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,087
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	110	131
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	556
Santa Margarita/Dana Point, California Authority Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	164
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	512
Southeast Resource Recovery Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	1,125	1,257
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	125
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,283
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	3,410	3,784
Vernon, California Electric Systems Revenue Bonds, Series 2003
5.000% due 04/01/2010	1,135	1,200

		91,559

Hawaii 1.2%

Hawaii State General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 09/01/2013	1,325	1,500

Illinois 1.2%

Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.970% due 07/01/2012 (a)	1,400	1,480

Louisiana 1.3%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,708

New Jersey 0.3%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	250	285
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	145

		430

Puerto Rico 12.5%

Puerto Rico Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,024
Puerto Rico Commonwealth General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,158
Puerto Rico Commonwealth General Obligation Bonds, (MBIA Insured), Series 2004
11.670% due 07/01/2012 (a)	2,663	3,846
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	1,000	1,175
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	291
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,295
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	167
Puerto Rico Electric Power Authority Revenue Bonds, (FSA Insured), Series 2004
9.170% due 07/01/2012 (a)	2,500	3,194
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027	3,250	3,663

		15,813

Texas 0.2%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.640% due 02/15/2024 (a)	250	261

Virgin Islands 4.7%

Virgin Islands Public Finance Authority Revenue Bonds, Series1998-C
5.500% due 10/01/2007	1,500	1,604
5.500% due 10/01/2008	3,000	3,235
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,072

		5,911

Washington 3.6%

Tobacco Settlement of Washington Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,750	$4,505

Total Municipal Bonds & Notes (Cost $119,973)		123,167

SHORT-TERM INSTRUMENTS 2.3%

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $135. Repurchase proceeds are $130.)	130	130

U.S. Treasury Bills 2.2%
1.618% due 12/02/2004-12/16/2004 (b)(c)(d)	2,810	2,799

Total Short-Term Instruments (Cost $2,931)		2,929

Total Investments 99.7% (Cost $122,904)		$126,096

Written Options (f) (0.4%) (Premiums $415)		(514)

Other Assets and Liabilities (Net) 0.7%		864

Net Assets 100.0%		$126,446

64 PIMCO Funds Semi-Annual Report | 09.30.04 | See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $1,245 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(d)	Securities with an aggregate market value of $1,554 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Short Futures	12/2004	199	$(350)

e)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	02/07/2002 and 08/29/2002	$1,300	$1,365	1.08%

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	101	$333	$458
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	63	53	36
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	60	29	20

				$415	$514

(g)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month LIBOR	Receive	6.000%	12/15/2024	$11,700	$(1,189)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009	34,000	1,407

						$218

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 65

Schedule of Investments

California Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 96.0%

Arkansas 2.0%

University of Arkansas Revenue Bonds, (FSA Insured), Series 2004
5.000% due 12/01/2013	$300	$335

California 73.8%

California Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 1999
0.000% due 09/01/2010 (a)	500	410
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	250	279
California State Economic Recovery Revenue Bonds, Series 2004
19.890% due 07/01/2008 (b)	200	293
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (d)	250	263
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	401
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	271
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	410
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	131
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	154
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	601
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2010	250	280
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2022	500	527
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.500% due 07/01/2011	500	571
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 07/01/2019	750	828
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	556
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	500	555
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2011	500	540
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	866
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	463
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2011	750	835
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	416
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	768
San Bernardino County, California Certificate of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	52
San Diego County, California Water Authority Certificate of Participation, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,000	1,017
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	111
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	300	348
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	556

		12,558

Louisiana 3.8%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	640

Massachusetts 0.6%

Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	110

New Jersey 3.4%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (b)	500	570

New York 6.0%

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,000	1,016

Puerto Rico 2.3%

Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027	350	394

Virgin Islands 4.1%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	437
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	268

		705

Total Municipal Bonds & Notes (Cost $15,830)		16,328

SHORT-TERM INSTRUMENTS 3.0%

Repurchase Agreement 2.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $363. Repurchase proceeds are $353.)	353	353

U.S. Treasury Bills 0.9%
1.643% due 12/16/2004 (c)	160	159

Total Short-Term Instruments (Cost $512)		512

Total Investments 99.0% (Cost $16,342)		$16,840

Written Options (e) (0.2%) (Premiums $34)		(30)

Other Assets and Liabilities (Net) 1.2%		206

Net Assets 100.0%		$17,016

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Variable rate security.
(c)	Securities with an aggregate market value of $159 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year
Note Short Futures	12/2004	15	$(2)
U.S. Treasury 30-Year
Bond Short Futures	12/2004	21	(21)

			$(23)

66  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(d)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	02/07/2002	$250	$263	1.55%

(e)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	3	$10	$14
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	8	7	5
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	35	17	11

				$34	$30

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 67

Schedule of Investments

Convertible Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 10.6%

Banking & Finance 6.1%

Eircom Funding
8.250% due 08/15/2013	$156	$172
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	250	224
Refco Finance Holdings LLC
9.000% due 08/01/2012	125	134
Targeted Return Index Securities Trust
8.010% due 08/01/2015 (a)	1,260	1,358

		1,888

Industrials 4.1%

Argo-Tech Corp.
9.250% due 06/01/2011	125	135
Charter Communications Holdings LLC
8.375% due 04/30/2014	250	250
El Paso Production Holding Co.
7.750% due 06/01/2013	200	201
Placer Dome, Inc.
2.750% due 10/15/2023	145	180
Primedia, Inc.
8.000% due 05/15/2013	200	191
Qwest Communications International, Inc.
5.211% due 02/15/2009 (a)	300	287

		1,244

Utilities 0.4%

Time Warner Telecom Holdings, Inc.
5.711% due 02/15/2011 (a)	125	124

Total Corporate Bonds & Notes (Cost $3,171)		3,256

COMMON STOCKS 0.5%
	Shares

Industrials 0.5%

Ferrellgas Partners LP	7,400	161

Total Common Stocks (Cost $154)		161

CONVERTIBLE PREFERRED STOCK 15.6%

Banking & Finance 5.9%

Equity Securities Trust I
6.500% due 11/15/2004	12,000	250
Ford Motor Co. Capital Trust II
6.500% due 01/15/2032	14,775	772
Household International, Inc.
8.875% due 02/15/2006	4,500	204
PMI Group, Inc.
5.875% due 11/15/2006	4,500	117
State Street Corp.
6.750% due 02/15/2006	722	144
Washington Mutual, Inc.
5.375% due 05/03/2041	6,055	333

		1,820

Healthcare 0.4%

Baxter International, Inc.
7.000% due 02/16/2006	2,300	124

Industrials 7.2%

Allied Waste North America, Inc.
6.250% due 04/01/2006	1,650	84
Comcast Corp.
2.000% due 11/15/2029	5,526	249
Constellation Brands, Inc.
5.750% due 09/01/2006	4,500	147
El Paso Corp.
9.000% due 08/16/2005	6,165	178
General Motors Corp.
5.250% due 03/06/2032	39,000	933
Williams Cos., Inc.
9.000% due 02/16/2005	20,260	274
Xerox Corp.
6.250% due 07/01/2006	2,800	356

		2,221

Utilities 2.1%

FPL Group, Inc.
8.000% due 02/16/2006	3,000	168
Motorola, Inc.
7.000% due 11/16/2004	4,215	211
Nortel Networks Corp.
7.000% due 08/15/2005	2	123
Public Service Enterprise Group, Inc.
10.250% due 11/16/2005	2,600	152

		654

Total Convertible Preferred Stock (Cost $4,919)		4,819

CONVERTIBLE BONDS & NOTES 62.4%
	Principal Amount (000s)

Banking & Finance 5.4%

ABB International Finance Ltd.
4.625% due 05/16/2007	$200	212
American International Group, Inc.
0.000% due 11/09/2031	265	178
AngloGold Holdings PLC
2.375% due 02/27/2009	100	100
Countrywide Financial Corp.
0.000% due 02/08/2031	145	267
Goldman Sachs Group LP
0.060% due 09/21/2009 (a)(d)	250	250
Goldman Sachs Group, Inc.
0.060% due 09/20/2011 (a)(d)	300	300
Greater Bay Bancorp
0.000% due 03/23/2024	150	136
Host Marriott LP
3.250% due 04/15/2024	225	234

		1,677

Industrials 45.5%

3M Co.
0.000% due 11/21/2032	300	272
Actuant Corp.
2.000% due 11/15/2023	140	169
Advanced Micro Devices, Inc.
4.500% due 12/01/2007	120	230
AGCO Corp.
1.750% due 12/31/2033	100	121
Allergan, Inc.
0.000% due 11/06/2022	200	184
Alliant Techsystems, Inc.
2.750% due 02/15/2024	150	154
Allied Waste North America, Inc.
4.250% due 04/15/2034	250	222
Alza Corp.
0.000% due 07/28/2020	173	135
Amazon.com, Inc.
4.750% due 02/01/2009	191	191
Amdocs Ltd.
0.500% due 03/15/2024	100	91
American Axle & Manufacturing, Inc.
2.000% due 02/15/2024	100	90
American Tower Corp.
3.000% due 08/15/2012	350	361
AmerisourceBergen Corp.
5.000% due 12/01/2007	125	134
Amgen, Inc.
0.000% due 03/01/2032	250	184
Bausch & Lomb, Inc.
2.486% due 08/01/2023 (a)	100	135
Biogen Idec, Inc.
0.000% due 04/29/2032	400	258
Brinker International, Inc.
0.000% due 10/10/2021	250	162
Bristol-Myers Squibb Co.
1.380% due 09/15/2023 (a)	275	276
Brocade Communications Systems, Inc.
2.000% due 01/01/2007	200	188
Carnival Corp.
2.000% due 04/15/2021	175	230
Computer Associates International, Inc.
5.000% due 03/15/2007	175	204
Corning, Inc.
3.500% due 11/01/2008	247	291
Costco Wholesale Corp.
0.000% due 08/19/2017	100	95
Crown Castle International Corp.
4.000% due 07/15/2010	200	323
Eastman Kodak Co.
3.375% due 10/15/2033	125	158
Electronic Data Systems Corp.
3.875% due 07/15/2023	350	350
Fisher Scientific International, Inc.
2.500% due 10/01/2023	80	114
Flextronics International Ltd.
1.000% due 08/01/2010	125	142
Fluor Corp.
1.500% due 02/15/2024	300	315
Four Seasons Hotels, Inc.
1.875% due 07/30/2024	150	166
General Mills, Inc.
0.000% due 10/28/2022	170	120
Genzyme Corp.
1.250% due 12/01/2023	250	263
Harris Corp.
3.500% due 08/15/2022	182	246
Hilton Hotels Corp.
3.375% due 04/15/2023	302	334
ImClone Systems, Inc.
1.375% due 05/15/2024	250	242
Juniper Networks, Inc.
0.000% due 06/15/2008	100	137
Keane, Inc.
2.000% due 06/15/2013	165	176
L-3 Communications Holdings, Inc.
4.000% due 09/15/2011	200	251
Lifepoint Hospitals, Inc.
4.500% due 06/01/2009	200	199
Lockheed Martin Corp.
1.461% due 08/15/2033	350	362
Lowe’s Cos., Inc.
0.000% due 02/16/2021	200	181
LTX Corp.
4.250% due 08/15/2006	300	294
Manor Care, Inc.
2.625% due 04/15/2023	100	116
Mediacom Communications Corp.
5.250% due 07/01/2006	525	513
Medtronic, Inc.
1.250% due 09/15/2021	275	283
Nabors Industries, Inc.
0.000% due 06/15/2023	125	120
Novell, Inc.
0.500% due 07/15/2024	150	139
Pride International, Inc.
3.250% due 05/01/2033	200	219
RF Micro Devices, Inc.
1.500% due 07/01/2010	200	219

68  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Safeco Corp.
2.625% due 03/15/2024	$230	$163
Schlumberger Ltd.
1.500% due 06/01/2023	230	253
SCI Systems, Inc.
3.000% due 03/15/2007	278	263
Serologicals Corp.
4.750% due 08/15/2033	125	228
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018	450	410
Tyco International Group S.A.
2.750% due 01/15/2018	645	907
Utstarcom, Inc.
0.875% due 03/01/2008	200	200
Walt Disney Co.
2.125% due 04/15/2023	250	258
Watson Pharmaceuticals, Inc.
1.750% due 03/15/2023	210	209
Wyeth
1.360% due 01/15/2024 (a)	100	99
Yahoo!, Inc.
0.000% due 04/01/2008	220	387
Yellow Roadway Corp.
3.375% due 11/25/2023	104	139
Young & Rubicam, Inc.
3.000% due 01/15/2005	150	151

		14,026

Utilities 11.5%

AES Corp.
4.500% due 08/15/2005	550	553
Centerpoint Energy, Inc.
3.750% due 05/15/2023	200	220
CenturyTel, Inc.
4.750% due 08/01/2032	125	139
CMS Energy Corp.
3.375% due 07/15/2023	375	424
Commonwealth Telephone Enterprises, Inc.
3.250% due 07/15/2023	250	253
Duke Energy Corp.
1.750% due 05/15/2023	150	161
EchoStar Communications Corp.
5.750% due 05/15/2008 (a)	525	536
Lucent Technologies, Inc.
2.750% due 06/15/2023	414	516
Nextel Communications, Inc.
5.250% due 01/15/2010	450	451
Reliant Energy, Inc.
5.000% due 08/15/2010	185	239
TXU Corp.
3.100% due 07/15/2033 (a)	35	55

		3,547

Total Convertible Bonds & Notes (Cost $18,941)		19,250

PREFERRED STOCK 0.4%
	Shares

La Quinta Corp.	4,100	104

Total Preferred Stock (Cost $104)		104

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 9.9%

Commercial Paper 7.4%

Danske Corp.
1.785% due 12/16/2004	$100	$99
Den Norske Bank ASA
1.790% due 12/10/2004	600	598
1.810% due 12/20/2004	200	199
Fannie Mae
1.800% due 11/29/2004	600	598
ForeningsSparbanken AB
1.780% due 12/10/2004	100	100
ING U.S. Funding LLC
1.790% due 12/09/2004	100	100
Nordea North America, Inc.
1.790% due 12/08/2004	600	598

		2,292

Repurchase Agreement 2.5%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Freddie Mac 2.875% due 09/15/2005 valued at 790. Repurchase proceeds are 773.)	773	773

Total Short-Term Instruments (Cost $3,065)		3,065

Total Investments 99.4% (Cost $30,354)		$30,655
Other Assets and Liabilities (Net) 0.6%		199

Net Assets 100.0%		$30,854

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security.
(b)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Dow Jones CDX 3-100 Index	Sell	3.750%	12/20/2009	$1,100	$1

(c)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	363	10/2004	$7	$0	$7
Sell		269	10/2004	0	(7)	(7)

				$7	$(7)	$0

(d)	The aggregate value of fair valued securities is $550, which is 1.78% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 69

Schedule of Investments

Diversified Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 44.5%

Banking & Finance 11.9%

AIG SunAmerica Global Funding
6.900% due 03/15/2032	$220	$257
American International Group, Inc.
2.875% due 05/15/2008	1,000	976
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	1,480	1,495
Bank of America Corp.
3.875% due 01/15/2008	920	934
5.875% due 02/15/2009	100	108
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	4,000	4,340
Beaver Valley Funding Corp.
9.000% due 06/01/2017	325	380
Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,234
Borden US Finance Corp.
9.000% due 07/15/2014	1,400	1,477
CitiCorp.
6.375% due 11/15/2008	400	440
Citigroup, Inc.
6.000% due 02/21/2012	650	716
7.750% due 12/01/2036	100	111
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	250	260
Export-Import Bank of China
5.250% due 07/29/2014	6,625	6,669
Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	2,050
Ford Motor Credit Co.
2.060% due 07/18/2005 (a)	1,500	1,502
7.250% due 10/25/2011	2,755	2,985
7.000% due 10/01/2013	3,575	3,786
7.450% due 07/16/2031	300	295
Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	396
General Electric Capital Corp.
5.450% due 01/15/2013	500	531
General Motors Acceptance Corp.
2.880% due 10/20/2005 (a)	1,500	1,512
7.000% due 02/01/2012	850	891
6.875% due 08/28/2012	330	343
8.000% due 11/01/2031	575	597
Goldman Sachs Group, Inc.
1.980% due 07/23/2009 (a)	2,150	2,156
5.700% due 09/01/2012	165	175
4.750% due 07/15/2013	1,225	1,204
5.250% due 10/15/2013	400	403
6.125% due 02/15/2033	45	45
Household Finance Corp.
4.125% due 12/15/2008	500	506
7.000% due 05/15/2012	740	848
6.375% due 11/27/2012	2,000	2,220
4.750% due 07/15/2013	120	119
HSBC Bank USA
4.625% due 04/01/2014	400	393
Industrial Bank of Korea
4.000% due 05/19/2014 (a)	30	29
J.P. Morgan Chase & Co., Inc.
4.000% due 02/01/2008	400	406
6.625% due 03/15/2012	620	697
JSG Funding PLC
9.625% due 10/01/2012	2,260	2,565
Korea Development Bank
4.750% due 07/20/2009	2,050	2,097
5.750% due 09/10/2013	385	407
La Quinta Properties, Inc.
8.875% due 03/15/2011	325	366
MetLife, Inc.
5.375% due 12/15/2012	45	47
Mizuho Preferred Capital Co.
8.790% due 06/30/2008 (j)	3,000	3,411
8.790% due 12/29/2049 (a)(d)	750	861
9.870% due 12/31/2049	300	352
Morgan Stanley Dean Witter & Co.
5.300% due 03/01/2013	300	308
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	2,315	2,683
Pemex Finance Ltd.
8.020% due 05/15/2007	509	542
9.690% due 08/15/2009	1,330	1,524
Pemex Project Funding Master Trust
8.000% due 11/15/2011	2,100	2,381
7.375% due 12/15/2014	1,251	1,367
8.625% due 02/01/2022	517	589
Prudential Financial, Inc.
4.104% due 11/15/2006	1,193	1,213
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	700	628
Rabobank Capital Fund II
5.260% due 12/26/2049 (a)	860	869
Refco Finance Holdings LLC
9.000% due 08/01/2012	1,600	1,716
Riggs Capital Trust
8.625% due 12/31/2026	1,000	1,100
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,908
Royal Bank of Scotland PLC
9.118% due 03/31/2049	500	615
Targeted Return Index Securities Trust
8.010% due 08/01/2015 (a)	25,451	27,421
TD Funding Corp.
8.375% due 07/15/2011	300	322
UFJ Finance Aruba AEC
6.750% due 07/15/2013	500	555
UGS Corp.
10.000% due 06/01/2012	950	1,040
Universal City Development Partners
11.750% due 04/01/2010	500	585
Ventas Capital Corp.
8.750% due 05/01/2009	750	840
Verizon Global Funding Corp.
6.875% due 06/15/2012	1,000	1,135
4.375% due 06/01/2013	500	482

		104,415

Industrials 22.9%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	500	539
8.850% due 08/01/2030	745	741
Aearo Co.
8.250% due 04/15/2012	500	512
AES Ironwood LLC
8.857% due 11/30/2025	1,709	1,914
Airgas, Inc.
6.250% due 07/15/2014	1,050	1,055
Alderwoods Group, Inc.
7.750% due 09/15/2012	800	850
Allied Waste North America, Inc.
8.500% due 12/01/2008	995	1,085
6.500% due 11/15/2010	250	249
7.875% due 04/15/2013	1,000	1,060
Amerada Hess Corp.
6.650% due 08/15/2011	810	896
7.300% due 08/15/2031	425	465
American Media Operations, Inc.
10.250% due 05/01/2009	500	529
8.875% due 01/15/2011	250	261
American Tower Escrow Corp.
0.000% due 08/01/2008	500	375
AmeriGas Partners LP
10.000% due 04/15/2006	375	412
AOL Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,443
6.875% due 05/01/2012	1,625	1,816
7.700% due 05/01/2032	200	233
Argosy Gaming Co.
7.000% due 01/15/2014	500	518
Argo-Tech Corp.
9.250% due 06/01/2011	750	808
Armor Holdings, Inc.
8.250% due 08/15/2013	325	360
ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,781
AT&T Broadband Corp.
8.375% due 03/15/2013	315	382
Aviall, Inc.
7.625% due 07/01/2011	675	732
Boise Cascade Corp.
7.000% due 11/01/2013	833	973
Boyd Gaming Corp.
7.750% due 12/15/2012	1,025	1,104
Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,859
Cablevision Systems Corp.
8.000% due 04/15/2012	1,500	1,575
Caesars Entertainment, Inc.
8.125% due 05/15/2011	100	116
Canwest Media, Inc.
10.625% due 05/15/2011	325	371
CCO Holdings LLC
8.750% due 11/15/2013	1,000	986
Charter Communications Holdings II LLC
10.250% due 09/15/2010	2,000	2,052
Charter Communications Holdings LLC
10.000% due 04/01/2009	600	489
8.000% due 04/30/2012	2,750	2,757
8.375% due 04/30/2014	1,250	1,248
Chesapeake Energy Corp.
8.125% due 04/01/2011	174	191
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	388
5.750% due 01/15/2013	400	412
Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	108
6.875% due 06/15/2009	1,095	1,218
7.125% due 06/15/2013	2,130	2,413
Comcast Corp.
6.500% due 01/15/2015	100	108
7.050% due 03/15/2033	200	220
Commonwealth Brands, Inc.
9.750% due 04/15/2008	350	366
Constellation Brands, Inc.
8.625% due 08/01/2006	700	759
Cox Communications, Inc.
7.750% due 08/15/2006	270	290
7.125% due 10/01/2012	725	788
Crown European Holdings S.A.
9.500% due 03/01/2011	715	801
10.875% due 03/01/2013	1,700	1,985
CSC Holdings, Inc.
8.125% due 08/15/2009	335	358
7.625% due 04/01/2011	1,550	1,641
DaimlerChrysler North America Holding Corp.
2.750% due 09/26/2005 (a)	4,000	4,021
2.342% due 09/10/2007 (a)	1,514	1,517
7.300% due 01/15/2012	490	557
6.500% due 11/15/2013	2,300	2,500
8.500% due 01/18/2031	340	417
Delhaize America, Inc.
7.375% due 04/15/2006	1,004	1,069
8.125% due 04/15/2011	1,000	1,147
Dex Media West LLC
8.500% due 08/15/2010	750	855

70  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
9.875% due 08/15/2013	$3,130	$3,693
Dimon, Inc.
9.625% due 10/15/2011	200	212
7.750% due 06/01/2013	975	955
Dobson Communications Corp.
8.875% due 10/01/2013	700	455
Dow Chemical Co.
5.750% due 12/15/2008	105	112
6.000% due 10/01/2012	250	270
Dresser, Inc.
9.375% due 04/15/2011	1,550	1,713
Duke Energy Field Services LLC
7.500% due 08/16/2005	245	255
5.625% due 11/30/2012	225	236
Dura Operating Corp.
8.625% due 04/15/2012	2,280	2,269
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	1,550	1,573
Dynegy Holdings, Inc.
9.875% due 07/15/2010	1,750	1,986
El Paso CGP Co.
7.625% due 09/01/2008	175	177
6.375% due 02/01/2009	1,500	1,447
El Paso Corp.
7.875% due 06/15/2012	620	618
El Paso Production Holding Co.
7.750% due 06/01/2013	1,665	1,677
Enterprise Products Operating LP
4.000% due 10/15/2007	700	704
4.625% due 10/15/2009	1,100	1,110
Equistar Chemicals LP
10.125% due 09/01/2008	255	289
10.625% due 05/01/2011	2,000	2,290
Evergreen Resources, Inc.
5.875% due 03/15/2012	1,000	1,035
Extendicare Health Services
9.500% due 07/01/2010	500	564
Ferrellgas Partners LP
8.750% due 06/15/2012	1,070	1,182
Fimep S.A.
10.500% due 02/15/2013	155	182
Fisher Communications, Inc.
8.625% due 09/15/2014	500	522
Fisher Scientific International, Inc.
8.000% due 09/01/2013	350	394
6.750% due 08/15/2014	2,500	2,637
Freescale Semiconductor, Inc.
4.380% due 07/15/2009 (a)	900	927
7.125% due 07/15/2014	550	575
Fresenius Medical Care
7.875% due 06/15/2011	1,260	1,405
Gazinvest International S.A.
7.250% due 10/30/2008	1,400	1,403
General Motors Corp.
7.125% due 07/15/2013	3,055	3,194
Georgia-Pacific Corp.
8.125% due 05/15/2011	800	928
8.000% due 01/15/2024	1,970	2,251
Grief Brothers Corp.
8.875% due 08/01/2012	495	554
Hanover Compressor Co.
8.625% due 12/15/2010	500	545
9.000% due 06/01/2014	2,000	2,205
Hanover Equipment Trust
8.500% due 09/01/2008	1,000	1,080
Hilton Hotels Corp.
7.625% due 12/01/2012	375	438
HMH Properties, Inc.
7.875% due 08/01/2008	77	80
Hollinger Participation Trust
12.125% due 11/15/2010 (b)	248	279
Horizon Lines LLC
9.000% due 11/01/2012	1,500	1,590
Host Marriott LP
8.375% due 02/15/2006	250	265
9.500% due 01/15/2007	240	267
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	3,083
Ingles Markets, Inc.
8.875% due 12/01/2011	1,725	1,867
Insight Midwest LP
9.750% due 10/01/2009	500	525
10.500% due 11/01/2010	1,250	1,375
International Paper Co.
6.750% due 09/01/2011	220	245
Invensys PLC
9.875% due 03/15/2011	500	515
ISP Chemco, Inc.
10.250% due 07/01/2011	1,375	1,540
ISP Holdings, Inc.
10.625% due 12/15/2009	165	182
Johnsondiversey, Inc.
9.625% due 05/15/2012	475	534
K&F Industries, Inc.
9.625% due 12/15/2010	325	363
Kappa Beheer BV
10.625% due 07/15/2009	225	239
Kerr-McGee Corp.
6.875% due 09/15/2011	1,050	1,176
7.875% due 09/15/2031	145	172
Korea Highway Corp.
4.875% due 04/17/2014	1,540	1,518
Kroger Co.
5.500% due 02/01/2013	1,240	1,286
Mail Well I Corp.
9.625% due 03/15/2012	670	740
Mandalay Resort Group
9.375% due 02/15/2010	1,235	1,426
7.625% due 07/15/2013	200	213
MCI, Inc.
6.688% due 05/01/2009	1,000	966
Mediacom Broadband LLC
11.000% due 07/15/2013	1,760	1,883
Medical Device Manufacturing
10.000% due 07/15/2012	1,500	1,598
Merisant Co.
9.750% due 07/15/2013	750	716
MGM Mirage, Inc.
9.750% due 06/01/2007	230	257
8.375% due 02/01/2011	1,150	1,275
Midwest Generation LLC
8.560% due 01/02/2016	425	454
Nalco Co.
7.750% due 11/15/2011	1,025	1,092
8.875% due 11/15/2013	400	432
Newpark Resources, Inc.
8.625% due 12/15/2007	1,150	1,179
Norfolk Southern Corp.
7.800% due 05/15/2027	170	209
North Atlantic Holding Co., Inc.
0.000% due 03/01/2014 (d)	2,000	1,030
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	750	819
8.750% due 11/15/2012	750	836
8.250% due 05/15/2013	400	428
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	81	94
Park Place Entertainment Corp.
7.875% due 12/15/2005	1,000	1,055
8.875% due 09/15/2008	335	383
7.875% due 03/15/2010	300	341
7.000% due 04/15/2013	500	559
Peabody Energy Corp.
6.875% due 03/15/2013	500	543
Pemex Project Funding Master Trust
3.400% due 10/15/2009 (a)	3,500	3,622
3.180% due 06/15/2010 (a)	700	708
Petrobras International Finance Co.
7.750% due 09/15/2014	500	498
Petroleos Mexicanos
9.375% due 12/02/2008	203	237
9.250% due 03/30/2018	4,068	4,963
Petronas Capital Ltd.
7.000% due 05/22/2012	250	286
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,078
Primedia, Inc.
8.000% due 05/15/2013	1,005	961
Quebecor Media, Inc.
11.125% due 07/15/2011	1,560	1,810
Qwest Communications International, Inc.
7.250% due 02/15/2011	7,275	6,929
7.500% due 02/15/2014	775	715
Qwest Corp.
9.125% due 03/15/2012	1,390	1,536
Roundy’s, Inc.
8.875% due 06/15/2012	1,700	1,840
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	375	424
Safeway, Inc.
7.250% due 02/01/2031	670	747
Saks, Inc.
8.250% due 11/15/2008	1	1
Seneca Gaming Corp.
7.250% due 05/01/2012	500	519
Six Flags, Inc.
9.750% due 04/15/2013	2,200	2,090
Smurfit Capital Funding PLC
6.750% due 11/20/2005	500	518
Sonat, Inc.
7.625% due 07/15/2011	500	495
Station Casinos, Inc.
6.000% due 04/01/2012	1,000	1,030
6.500% due 02/01/2014	700	716
Stone Container Corp.
9.750% due 02/01/2011	350	389
8.375% due 07/01/2012	300	332
TD Funding Corp.
8.375% due 07/15/2011	475	511
Tenet Healthcare Corp.
5.375% due 11/15/2006	1,000	1,009
6.375% due 12/01/2011	300	271
7.375% due 02/01/2013	500	473
9.875% due 07/01/2014	750	788
Tenneco Automotive, Inc.
10.250% due 07/15/2013	1,400	1,603
Time Warner Telecom, Inc.
9.750% due 07/15/2008	400	398
10.125% due 02/01/2011	325	314
Toys “R” Us, Inc.
7.625% due 08/01/2011	2,250	2,261
TransMontaigne, Inc.
9.125% due 06/01/2010	750	846
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	525
7.000% due 11/15/2013	500	511
Trinity Industries, Inc.
6.500% due 03/15/2014	1,800	1,782
True Temper Sports, Inc.
8.375% due 09/15/2011	1,000	935
TRW Automotive, Inc.
9.375% due 02/15/2013	2,201	2,526

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 71

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Tyco International Group S.A.
5.875% due 11/01/2004	$735	$737
6.375% due 02/15/2006	3,000	3,137
6.750% due 02/15/2011	500	563
6.375% due 10/15/2011	445	493
United Airlines, Inc.
7.783% due 01/01/2014	254	209
Valero Logistics Operations LP
6.050% due 03/15/2013	400	425
Vintage Petroleum, Inc.
7.875% due 05/15/2011	300	323
8.250% due 05/01/2012	100	112
VWR International, Inc.
8.000% due 04/15/2014	1,500	1,594
Walt Disney Co.
6.375% due 03/01/2012	740	817
Waste Management, Inc.
7.375% due 08/01/2010	900	1,040
7.650% due 03/15/2011	270	312
Westlake Chemical Corp.
8.750% due 07/15/2011	1,118	1,261
Williams Cos., Inc.
8.125% due 03/15/2012	945	1,094
7.750% due 06/15/2031	115	117
8.750% due 03/15/2032	350	393
Wyeth
6.450% due 02/01/2024	300	309
Young Broadcasting, Inc.
8.500% due 12/15/2008	200	214
10.000% due 03/01/2011	1,150	1,190

		201,903

Utilities 9.7%

AES Corp.
8.875% due 02/15/2011	700	782
8.750% due 05/15/2013	1,750	1,982
7.750% due 03/01/2014	1,500	1,556
American Cellular
10.000% due 08/01/2011	725	591
AT&T Corp.
6.000% due 03/15/2009	260	266
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	2,740	3,316
British Telecom PLC
8.375% due 12/15/2010	2,240	2,704
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,742
Cincinnati Bell, Inc.
8.375% due 01/15/2014	3,200	2,936
CMS Energy Corp.
7.000% due 01/15/2005	255	258
7.500% due 01/15/2009	2,800	2,947
7.750% due 08/01/2010	175	186
Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	525
Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	743
Dayton Power & Light Co.
5.125% due 10/01/2013	740	748
Dayton Power & Light Co. with Rights
5.125% due 10/01/2013 (j)	740	744
Delphi Corp.
6.500% due 08/15/2013	4,040	4,150
Dominion Resources, Inc.
5.700% due 09/17/2012	260	274
DPL, Inc.
6.875% due 09/01/2011	500	533
El Paso Energy Partners
8.500% due 06/01/2011	251	283
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	215
FirstEnergy Corp.
6.450% due 11/15/2011	3,200	3,496
France Telecom S.A.
7.950% due 03/01/2006	650	695
Homer City Funding LLC
8.734% due 10/01/2026	1,499	1,687
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	200	224
8.625% due 11/14/2011	125	142
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	317
Midwest Generation LLC
8.750% due 05/01/2034	2,200	2,409
MSW Energy Holdings LLC
8.500% due 09/01/2010	900	990
Nextel Communications, Inc.
9.500% due 02/01/2011	322	367
6.875% due 10/31/2013	1,000	1,045
5.950% due 03/15/2014	1,000	985
7.375% due 08/01/2015	2,125	2,295
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	170	176
NRG Energy, Inc.
8.000% due 12/15/2013	3,870	4,165
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	3,220	3,223
Progress Energy, Inc.
7.100% due 03/01/2011	865	978
7.000% due 10/30/2031	170	185
PSEG Energy Holdings, Inc.
10.000% due 10/01/2009	725	861
PSEG Power LLC
3.750% due 04/01/2009	3,000	2,943
6.950% due 06/01/2012	270	303
5.500% due 12/01/2015	900	902
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,495	1,387
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009	1,832	1,816
Reliant Resources, Inc.
9.500% due 07/15/2013	2,450	2,674
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014	500	463
Rural Cellular Corp.
9.875% due 02/01/2010	1,050	1,045
8.250% due 03/15/2012	1,800	1,841
SBC Communications, Inc.
4.206% due 06/05/2021	3,160	3,198
SESI LLC
8.875% due 05/15/2011	875	960
South Point Energy Corp.
8.400% due 05/30/2012	2,288	1,979
Southern California Edison Co.
1.890% due 01/13/2006 (a)	75	75
Sprint Capital Corp.
7.900% due 03/15/2005	5,000	5,123
TECO Energy, Inc.
7.500% due 06/15/2010	1,300	1,411
Triton PCS, Inc.
8.500% due 06/01/2013	2,050	1,871
TXU Energy Co.
7.000% due 03/15/2013	3,800	4,297
Verizon New England, Inc.
6.500% due 09/15/2011	625	690
Verizon New York, Inc.
6.875% due 04/01/2012	25	28
Virginia Electric & Power Co.
4.750% due 03/01/2013	245	244

		84,971

Total Corporate Bonds & Notes (Cost $384,506)		391,289

U.S. TREASURY OBLIGATIONS 0.5%

U.S. Treasury Note
4.875% due 02/15/2012	4,210	4,488

Total U.S. Treasury Obligations (Cost $4,483)		4,488

ASSET-BACKED SECURITIES 0.0%

Appleton Papers, Inc.
3.980% due 06/09/2010 (a)	300	304

Total Asset-Backed Securities (Cost $303)		304

SOVEREIGN ISSUES 28.2%

Hong Kong Government International Bond
5.125% due 08/01/2014	4,200	4,333
Kingdom of Morocco
2.187% due 01/05/2009 (a)	66	65
Republic of Brazil
2.062% due 04/15/2006 (a)	1,519	1,518
11.500% due 03/12/2008	1,700	1,968
2.125% due 04/15/2009 (a)	8,066	7,920
14.500% due 10/15/2009	900	1,165
12.000% due 04/15/2010	2,200	2,632
10.000% due 08/07/2011	3,600	3,991
11.000% due 01/11/2012	14,725	16,971
2.125% due 04/15/2012 (a)	5,566	5,191
10.250% due 06/17/2013	1,100	1,223
8.000% due 04/15/2014	23,631	23,521
8.875% due 04/15/2024	907	873
10.125% due 05/15/2027	150	160
12.250% due 03/06/2030	2,335	2,895
8.250% due 01/20/2034	7,270	6,499
11.000% due 08/17/2040	22,017	24,709
Republic of Bulgaria
2.750% due 07/28/2012 (a)	200	199
Republic of Chile
7.125% due 01/11/2012	857	984
5.500% due 01/15/2013	635	663
Republic of Colombia
9.750% due 04/23/2009	45	51
9.750% due 04/09/2011	151	171
10.000% due 01/23/2012	91	101
10.750% due 01/15/2013	20	23
10.375% due 01/28/2033	515	561
Republic of Croatia
2.812% due 07/31/2010 (a)	166	166
Republic of Ecuador
12.000% due 11/15/2012	300	297
8.000% due 08/15/2030	16,845	13,724
Republic of Guatemala
9.250% due 08/01/2013	1,845	2,078
Republic of Malaysia
8.750% due 06/01/2009	255	306
7.500% due 07/15/2011	899	1,055
Republic of Panama
8.250% due 04/22/2008	1,042	1,151
9.625% due 02/08/2011	442	509
9.375% due 07/23/2012	1,493	1,698
9.375% due 04/01/2029	75	84
Republic of Peru
9.125% due 01/15/2008	321	364
9.125% due 02/21/2012	1,011	1,137
9.875% due 02/06/2015	47	54
4.500% due 03/07/2017 (a)	1,255	1,124
5.000% due 03/07/2017 (a)	2,147	1,993
8.750% due 11/21/2033	1,000	997
Republic of Poland
4.000% due 10/27/2024 (a)	55	50

72  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Republic of South Africa
9.125% due 05/19/2009		$750	$891
7.375% due 04/25/2012		2,730	3,085
6.500% due 06/02/2014		7,500	8,010
Republic of Ukraine
5.355% due 08/05/2009 (a)		1,700	1,726
Republic of Venezuela
9.375% due 01/13/2034		1,100	1,090
Russian Federation
8.750% due 07/24/2005		7,750	8,090
8.250% due 03/31/2010 (a)		230	251
11.000% due 07/24/2018		500	654
5.000% due 03/31/2030 (a)		53,181	51,288
United Mexican States
10.375% due 02/17/2009		1,555	1,917
9.875% due 02/01/2010		215	266
8.375% due 01/14/2011		5,413	6,360
7.500% due 01/14/2012		2,570	2,903
6.375% due 01/16/2013		3,239	3,419
5.875% due 01/15/2014		8,350	8,496
11.375% due 09/15/2016		30	44
8.125% due 12/30/2019		1,795	2,064
8.000% due 09/24/2022		45	51
8.300% due 08/15/2031		4,868	5,550
7.500% due 04/08/2033		530	558
6.750% due 09/27/2034		6,000	5,778

Total Sovereign Issues (Cost $240,973)			247,665

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 7.5%

Aspropulsion Capital BV
9.625% due 10/01/2013	EC	325	434
Banque Centrale De Tunisie
6.250% due 02/20/2013		2,820	3,787
Crown European Holdings S.A.
10.250% due 03/01/2011		3,000	4,281
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,625
El Paso Corp.
7.125% due 05/06/2009		600	727
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,690
France Telecom S.A.
7.500% due 03/14/2008	EC	2,414	3,354
HBOS Capital Funding LP
6.461% due 11/29/2049 (a)	BP	1,560	3,033
HSBC Holdings PLC
5.375% due 12/20/2012	EC	2,298	3,093
International Endesa BV
6.125% due 07/05/2012	BP	1,080	2,013
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,823
Kronos International, Inc.
8.875% due 06/30/2009		3,000	4,067
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,661
Mitchells & Butler Finance Corp.
6.469% due 09/15/2032	BP	1,700	3,245
Republic of South Africa
5.250% due 05/16/2013	EC	1,050	1,322
Republic of Ukraine
10.000% due 03/15/2007		9,404	12,679
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	2,996
Russian Federation
9.375% due 03/31/2005	DM	6,290	4,120
Shaw Communications, Inc.
7.500% due 11/20/2013	EC	1,000	840
Telenet Communications NV
9.000% due 12/15/2013		3,000	3,964
Valentia Telecommunications Ltd.
7.250% due 08/15/2013	EC	225	301

Total Foreign Currency-Denominated Issues (Cost $63,294)			66,055

PREFERRED STOCK 0.2%
	Shares
Fresenius Medical Care
7.875% due 02/01/2008		1,335	1,462
Riggs Capital Trust
8.625% due 12/31/2026		345,000	379

Total Preferred Stock (Cost $1,786)			1,841

SHORT-TERM INSTRUMENTS 17.7%
	Principal Amount (000s)

Commercial Paper 17.5%

ASB Bank Ltd.
1.895% due 12/29/2004		$1,300	1,294
Bank of Ireland
1.785% due 12/08/2004		3,000	2,989
1.840% due 12/17/2004		2,800	2,789
CDC Commercial Corp.
1.670% due 11/23/2004		2,400	2,394
Danske Corp.
1.570% due 10/25/2004		600	599
1.645% due 11/19/2004		200	200
1.645% due 11/22/2004		2,200	2,195
1.765% due 12/09/2004		1,600	1,594
1.785% due 12/16/2004		4,100	4,084
Delphi Corp.
1.841% due 11/02/2004		1,000	1,000
Fannie Mae
1.693% due 11/08/2004		7,800	7,786
1.734% due 11/15/2004		3,200	3,193
1.800% due 11/29/2004		1,400	1,396
1.725% due 12/08/2004		6,900	6,876
1.731% due 12/08/2004		23,700	23,616
1.780% due 12/15/2004		9,700	9,662
1.819% due 12/22/2004		23,400	23,298
Federal Home Loan Bank
1.595% due 11/12/2004		1,800	1,797
Ford Motor Credit Co.
2.520% due 04/07/2005		1,000	989
Freddie Mac
1.560% due 10/20/2004		600	600
1.540% due 11/08/2004		3,700	3,694
1.570% due 11/15/2004		900	898
General Electric Capital Corp.
1.580% due 11/01/2004		2,500	2,497
1.610% due 11/16/2004		1,500	1,497
1.800% due 12/14/2004		2,700	2,689
General Motors Acceptance Corp.
2.404% due 03/22/2005		2,070	2,049
2.436% due 04/05/2005		1,000	989
HBOS Treasury Services PLC
1.635% due 11/09/2004		1,600	1,597
1.715% due 11/30/2004		900	897
1.725% due 12/01/2004		5,600	5,582
1.730% due 12/02/2004		4,800	4,785
1.735% due 12/03/2004		1,200	1,196
1.850% due 12/20/2004		600	597
Royal Bank of Scotland PLC
1.555% due 10/25/2004		700	699
UBS Finance, Inc.
1.630% due 11/16/2004		1,400	1,397
1.665% due 11/23/2004		2,000	1,995
1.690% due 11/29/2004		13,900	13,862
1.700% due 11/30/2004		2,000	1,994
1.735% due 12/03/2004		3,900	3,887
1.930% due 01/24/2005		3,200	3,180

			154,332

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 2.750% due 08/11/2006 valued at 486. Repurchase proceeds are $ 475.)		475	475

U.S. Treasury Bills 0.1%

1.585% due 12/02/2004-
12/16/2004 (c)(e)(f)		1,065	1,061

Total Short-Term Instruments (Cost $155,879)			155,868

Total Investments 98.6% (Cost $851,224)			$867,510

Written Options (h) (0.0%) (Premiums $64)			(47)

Other Assets and Liabilities (Net) 1.4%			12,647

Net Assets 100.0%			$880,110

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Payment in-kind bond security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Security becomes interest bearing at a future date.
(e)	Securities with an aggregate market value of $249 have been pledged as collateral for swap contracts at September 30, 2004.
(f)	Securities with an aggregate market value of $812 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year
Note Long Futures	12/2004	284	$449
U.S. Treasury 10-Year
Note Long Futures	12/2004	28	29

			$478

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 73

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2004 (Unaudited)

(g) Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$450	$1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009	4,000	(75)
Credit Suisse First Boston	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.090%	06/20/2005	4,000	0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	1,000	1
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	6,000	10
Goldman Sachs & Co.	General Electric Capital Corp. 5.450% due 01/15/2013	Sell	0.100%	06/20/2005	4,000	2
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	3,650	17
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013	810	14
Goldman Sachs & Co.	Russian Federation, 5.000% until 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013	350	5
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013	200	0
Goldman Sachs & Co.	United Mexican States 7.500% due 04/08/2033	Sell	2.050%	09/20/2013	210	8
J.P. Morgan Chase & Co.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	20,200	(98)
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013	200	5
Lehman Brothers, Inc.	Verizon Global Funding Corp. 7.250% due 12/01/2010	Sell	0.200%	06/20/2005	4,000	4
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.080%	01/06/2005	4,000	4
Merrill Lynch & Co., Inc.	Republic of Kazakhstan 11.125% due 05/11/2007	Sell	0.700%	03/11/2005	700	(1)
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	4,500	(144)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.950%	12/09/2004	3,000	2
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	10,000	33
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,340	4
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	900	12
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.170%	09/20/2013	120	6
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	490	19
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	40	2
UBS Warburg LLC	Dow Jones CDX IG2 Index	Sell	0.600%	09/20/2009	16,800	(7)

						$(176)

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	142	$64	$47

74  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	7,092	10/2004	$0	$(250)	$(250)
Buy	BR	832	10/2004	25	0	25
Buy		818	11/2004	15	0	15
Buy		690	12/2004	6	0	6
Sell	C$	1,000	10/2004	0	(23)	(23)
Buy	CP	187,460	11/2004	14	0	14
Buy		139,385	12/2004	2	0	2
Buy	CY	2,189	09/2005	0	0	0
Sell	EC	44,484	10/2004	0	(1,289)	(1,289)
Buy	H$	2,181	10/2004	0	(1)	(1)
Buy		2,139	11/2004	0	0	0
Buy		1,788	12/2004	0	0	0
Buy	JY	910,853	10/2004	39	0	39
Buy	KW	303,021	10/2004	3	0	3
Buy		5,640,023	11/2004	114	0	114
Buy		271,400	12/2004	0	(1)	(1)
Buy	MP	3,106	11/2004	1	0	1
Buy		14,461	12/2004	13	0	13
Buy	PN	957	11/2004	5	0	5
Buy		800	12/2004	1	0	1
Buy	PZ	932	11/2004	3	0	3
Buy		935	12/2004	3	0	3
Buy	RP	15,601	12/2004	0	(3)	(3)
Buy	RR	18,812	10/2004	4	0	4
Buy		7,840	11/2004	3	0	3
Buy		7,010	12/2004	0	0	0
Buy	S$	473	10/2004	5	0	5
Buy		465	11/2004	4	0	4
Buy		392	12/2004	1	0	1
Buy	SV	53,170	11/2004	29	0	29
Buy		7,689	12/2004	2	0	2
Buy	T$	9,108	11/2004	1	0	1
Buy		7,638	12/2004	0	(1)	(1)

				$293	$(1,568)	$(1,275)

(j)	The aggregate value of fair valued securities is $4,155, which is 0.47% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 75

Schedule of Investments

Emerging Markets Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
BRAZIL 28.8%

Brazilian Government International Bond
8.875% due 04/15/2024	$2,860	$2,746
Republic of Brazil
2.062% due 04/15/2006 (a)	28,103	28,074
2.125% due 04/15/2009 (a)	40,128	39,401
2.125% due 04/15/2012 (a)	54,513	50,843
2.125% due 04/15/2024 (a)	1,130	1,003
6.000% due 04/15/2024 (a)	11,697	10,570
8.000% due 04/15/2014	126,756	126,162
8.250% due 01/20/2034	21,880	19,561
8.875% due 04/15/2024	7,550	7,271
8.875% due 04/15/2024	9,800	9,437
9.250% due 10/22/2010	2,880	3,103
10.000% due 01/16/2007	1,000	1,115
10.000% due 08/07/2011	5,360	5,942
10.125% due 05/15/2027	22,550	24,016
10.250% due 06/17/2013	4,300	4,779
10.500% due 07/14/2014	950	1,060
11.000% due 01/11/2012	36,239	41,765
11.000% due 08/17/2040	30,331	34,039
11.500% due 03/12/2008	11,100	12,848
12.000% due 04/15/2010	4,865	5,821
12.250% due 03/06/2030	17,365	21,533
12.750% due 01/15/2020	3,750	4,772
14.500% due 10/15/2009	2,600	3,367

Total Brazil (Cost $425,700)		459,228

BULGARIA 0.0%

Republic of Bulgaria
2.000% due 07/28/2012 (a)	$14	14

Total Bulgaria (Cost $14)		14

CAYMAN ISLANDS 0.1%

Pemex Finance Ltd.
9.030% due 02/15/2011 (a)	$60	70
Petrobras International Finance Co.
7.750% due 09/15/2014	650	648
Vale Overseas Ltd.
8.250% due 01/17/2034	750	733

Total Cayman Islands (Cost $1,360)		1,451

CHILE 0.2%

Republic of Chile
2.061% due 01/28/2008 (a)	$24	24
5.500% due 01/15/2013	990	1,034
7.125% due 01/11/2012	1,740	1,998

Total Chile (Cost $2,962)		3,056

CHINA 1.1%

Export-Import Bank of China
5.250% due 07/29/2014	$18,000	18,119

Total China (Cost $17,808)		18,119

COLOMBIA 0.4%

Colombia Government International Bond
10.500% due 07/09/2010	$2,000	2,315
Republic of Colombia
9.750% due 04/23/2009	1,160	1,311
9.750% due 04/09/2011	1,656	1,879
10.750% due 01/15/2013	1,380	1,588

Total Colombia (Cost $6,819)		7,093

CROATIA 0.1%

Republic of Croatia
2.812% due 07/31/2010 (a)	$979	$979

Total Croatia (Cost $976)		979

ECUADOR 4.4%

Republic of Ecuador
7.000% due 08/15/2030	$4,770	3,911
8.000% due 08/15/2030	81,417	66,253

Total Ecuador (Cost $60,541)		70,164

EL SALVADOR 0.3%

Republic of El Salvador
8.500% due 07/25/2011	$4,840	5,449

Total El Salvador (Cost $5,237)		5,449

GUATEMALA 1.0%

Republic of Guatemala
9.250% due 08/01/2013	$10,431	11,735
9.250% due 08/01/2013	3,300	3,719
10.250% due 11/08/2011	250	294

Total Guatemala (Cost $15,484)		15,748

HONG KONG 0.2%

Hong Kong Government International Bond
5.125% due 08/01/2014	$3,000	3,095

Total Hong Kong (Cost $2,977)		3,095

LUXEMBOURG 0.4%

Gaz Capital S.A.
8.625% due 04/28/2034	$1,900	2,028
Gazprom International S.A.
7.201% due 02/01/2020	5,000	5,075

Total Luxembourg (Cost $6,731)		7,103

MALAYSIA 1.5%

Petroliam Nasional Bhd.
7.750% due 08/15/2015	$1,690	2,046
Petronas Capital Ltd.
7.000% due 05/22/2012	100	114
7.000% due 05/22/2012	385	441
7.000% due 05/22/2012	11,550	13,219
7.875% due 05/22/2022	3,000	3,603
Republic of Malaysia
8.750% due 06/01/2009	3,200	3,847

Total Malaysia (Cost $23,287)		23,270

MEXICO 13.7%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	$4,050	4,090
Pemex Project Funding Master Trust
2.650% due 01/07/2005 (a)	3,600	3,602
2.920% due 10/15/2009 (a)	200	208
3.400% due 10/15/2009 (a)	25,103	25,976
7.375% due 12/15/2014	6,099	6,663
8.000% due 11/15/2011	4,000	4,535
8.500% due 02/15/2008	3,200	3,604
8.625% due 02/01/2022	13,833	15,763
9.125% due 10/13/2010	565	674
Petroleos Mexicanos
6.500% due 02/01/2005	1,900	1,929
9.250% due 03/30/2018	4,597	5,608
9.375% due 12/02/2008	500	584
Telefonos de Mexico S.A.
8.250% due 01/26/2006	1,000	1,069
United Mexican States
1.840% due 01/13/2009 (a)	24	24
4.625% due 10/08/2008	60	61
6.375% due 01/16/2013	22,986	24,262
6.625% due 03/03/2015	3,000	3,187
6.750% due 09/27/2034	2,150	2,070
7.500% due 01/14/2012	12,350	13,949
7.500% due 04/08/2033	7,525	7,928
8.000% due 09/24/2022	17,380	19,639
8.125% due 12/30/2019	25,665	29,515
8.300% due 08/15/2031	5,850	6,669
8.375% due 01/14/2011	1,400	1,642
8.375% due 01/14/2011	17,742	20,847
8.625% due 03/12/2008	1,500	1,721
10.375% due 02/17/2009	2,690	3,315
11.375% due 09/15/2016	450	664
11.375% due 09/15/2016	610	900
11.500% due 05/15/2026	4,000	6,030
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)	20,094	407
0.000% due 06/30/2006 (a)	20,094	497
0.000% due 06/30/2007 (a)	18,325	399

Total Mexico (Cost $210,650)		218,031

MOROCCO 0.3%

Kingdom of Morocco
2.031% due 01/05/2009 (a)	$3,992	3,927

Total Morocco (Cost $3,830)		3,927

PANAMA 2.8%

Republic of Panama
2.750% due 07/17/2014 (a)	$49	47
8.250% due 04/22/2008	1,110	1,227
9.375% due 07/23/2012	8,322	9,466
9.375% due 07/23/2012	9,911	11,274
9.375% due 04/01/2029	2,675	3,009
9.625% due 02/08/2011	16,739	19,292
9.625% due 02/08/2011	250	288

Total Panama (Cost $43,937)		44,603

PERU 3.4%

Republic of Peru
4.500% due 03/07/2017 (a)	$23,864	21,369
5.000% due 03/07/2017 (a)	18,502	17,174
8.750% due 11/21/2033	4,690	4,678
9.125% due 01/15/2008	3,209	3,637
9.125% due 02/21/2012	6,041	6,796

Total Peru (Cost $50,563)		53,654

RUSSIA 13.7%

Gazprom International S.A.
9.625% due 03/01/2013	$2,000	2,232
Russian Federation
5.000% due 03/31/2030 (a)	174,058	167,861
5.000% due 03/31/2030 (a)	4,322	4,182
8.250% due 03/31/2010 (a)	7,470	8,142
8.750% due 07/24/2005	24,398	25,469
11.000% due 07/24/2018	1,950	2,550
12.750% due 06/24/2028	5,525	8,440

Total Russia (Cost $216,347)		218,876

76  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
SOUTH AFRICA (g) 2.6%

Republic of South Africa
5.250% due 05/16/2013	EC	12,160	15,312
6.500% due 06/02/2014		$10,900	11,641
7.375% due 04/25/2012		4,500	5,085
8.375% due 10/17/2006		1,000	1,101
8.500% due 06/23/2017		250	304
9.125% due 05/19/2009		6,940	8,241

Total South Africa (Cost $39,266)			41,684

SOUTH KOREA 0.2%

Korea Development Bank
4.750% due 07/20/2009		$2,570	2,628

Total South Korea (Cost $2,562)			2,628

TUNISIA (g) 2.9%

Banque Centrale De Tunisie
4.750% due 04/07/2011	EC	450	566
7.375% due 04/25/2012		$38,887	44,380
8.250% due 09/19/2027		1,680	1,953

Total Tunisia (Cost $46,589)			46,899

UKRAINE 4.5%

Republic of Ukraine
5.355% due 08/05/2009 (a)		$18,095	18,366
6.875% due 03/04/2011		32,300	31,896
6.875% due 03/04/2011		1,050	1,040
7.650% due 06/11/2013		6,065	6,084
7.650% due 06/11/2013		3,520	3,538
11.000% due 03/15/2007		9,410	10,292

Total Ukraine (Cost $71,361)			71,216

VENEZUELA 0.0%

Republic of Venezuela
0.000% due 04/15/2020		$4	0

Total Venezuela (Cost $0)			0

SHORT-TERM INSTRUMENTS 44.2%

Certificates of Deposit 3.0%
Citibank New York N.A.
1.650% due 11/19/2004		$28,900	28,900
1.660% due 11/23/2004		800	800
1.750% due 12/07/2004		1,200	1,200
1.805% due 12/10/2004		15,000	15,000
Wells Fargo Bank N.A.
1.620% due 10/06/2004		1,400	1,400

			47,300

Commercial Paper 40.5%
Bank of Ireland
1.840% due 12/17/2004		17,800	17,728
1.960% due 01/27/2005		29,700	29,508
Danske Corp.
1.580% due 10/29/2004		3,400	3,396
1.645% due 11/19/2004		40,600	40,509
1.665% due 11/22/2004		1,500	1,496
1.785% due 12/16/2004		700	697
1.845% due 12/20/2004		1,300	1,294
Fannie Mae
1.455% due 10/06/2004		37,400	37,392
1.530% due 10/20/2004		9,600	9,592
1.180% due 11/01/2004		8,000	7,989
1.557% due 11/10/2004		14,700	14,674
1.578% due 11/17/2004		13,900	13,871
1.625% due 11/17/2004		8,500	8,482
1.700% due 12/01/2004		9,200	9,171
1.731% due 12/08/2004		40,800	40,655
1.760% due 12/08/2004		13,000	12,954
1.780% due 12/15/2004		16,100	16,037
Federal Home Loan Bank
1.740% due 10/20/2004		43,400	43,360
1.595% due 11/12/2004		14,500	14,473
Freddie Mac
1.450% due 10/05/2004		13,000	12,998
1.470% due 10/12/2004		55,300	55,275
1.520% due 10/13/2004		9,900	9,895
1.540% due 10/18/2004		13,300	13,290
1.560% due 10/20/2004		13,400	13,389
1.540% due 11/08/2004		13,800	13,778
1.537% due 11/12/2004		5,800	5,790
1.545% due 11/12/2004		6,200	6,189
1.570% due 11/15/2004		13,800	13,773
1.579% due 11/22/2004		3,300	3,292
HBOS Treasury Services PLC
1.320% due 10/01/2004		1,100	1,100
1.780% due 12/10/2004		11,600	11,558
1.955% due 01/25/2005		8,700	8,645
Rabobank USA Financial Corp.
1.860% due 10/01/2004		34,300	34,300
1.950% due 01/26/2005		1,700	1,689
1.970% due 01/27/2005		4,800	4,769
Royal Bank of Scotland PLC
1.595% due 10/18/2004		9,900	9,893
1.630% due 10/25/2004		32,800	32,764
Stadshypoket Delaware, Inc.
1.850% due 12/20/2004		23,300	23,201
UBS Finance, Inc.
1.630% due 11/16/2004		40,600	40,515
1.675% due 11/24/2004		1,200	1,197
1.690% due 11/29/2004		2,900	2,892
1.700% due 11/30/2004		700	698
1.850% due 12/21/2004		2,100	2,091
1.930% due 01/24/2005		300	298

			646,557

U.S. Treasury Bills 0.7%
1.630% due 12/02/2004-12/16/2004 (b)(c)(d)		11,640	11,594

Total Short-Term Instruments (Cost 705,486)			705,451

Total Investments 126.8% (Cost $1,960,487)			$2,021,738

Written Options (f) (0.0%) (Premiums $121)			(89)

Other Assets and Liabilities (Net) (26.8%)			(426,899)

Net Assets 100.0%			$1,594,750

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $246 have been pledged as collateral for swap contracts at September 30, 2004.
(d)	Securities with an aggregate market value of $11,348 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year
Note Long Futures	12/2004	55	$58
U.S. Treasury 5-Year
Note Long Futures	12/2004	262	140

			$198

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 77

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

September 30, 2004 (Unaudited)

(e)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$8,025	$51
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014	8,125	101
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	686	2
Bear Stearns & Co., Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	2.250%	06/20/2005	12,500	139
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	4,000	16
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,500	12
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013	20,000	494
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	14,000	2,171
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	4,000	358
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/18/2004	7,500	0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	1,500	1
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	500	2
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	3,500	6
Goldman Sachs & Co.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	5,000	(20)
Goldman Sachs & Co.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	4,000	(16)
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	231
J.P. Morgan Chase & Co.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	30,540	(149)
J.P. Morgan Chase & Co.	United Mexican States 9.750% due 04/06/2005	Sell	2.840%	01/04/2013	5,400	498
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	12,000	(375)
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,500	22
Lehman Brothers, Inc.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	6,000	(21)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	3,700	(61)
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.080%	01/06/2005	9,750	11
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	1,500	6
Merrill Lynch & Co., Inc.	Republic of Kazakhstan 11.125% due 05/11/2007	Sell	0.700%	03/11/2005	1,250	(1)
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.350%	07/10/2005	10,720	45
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	12,000	326
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	(43)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.950%	12/09/2004	1,750	1
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	10,000	33
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	2,060	6
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	3,000	28
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.100%	06/20/2005	500	2
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,800	52
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	415
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	182

						$4,525

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	270	$121	$89

78  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(g)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	3,267	10/2004	$96	$0	$96
Buy		4,014	11/2004	74	0	74
Buy		2,970	12/2004	26	0	26
Buy	CP	864,462	11/2004	66	0	66
Buy		599,960	12/2004	7	0	7
Buy		24,681	09/2005	0	0	0
Sell	EC	11,015	10/2004	0	(324)	(324)
Buy	H$	9,953	10/2004	0	(2)	(2)
Buy		9,721	11/2004	0	(1)	(1)
Buy		7,696	12/2004	0	0	0
Buy	KW	1,468,665	10/2004	15	0	15
Buy		14,496,331	11/2004	282	0	282
Sell		10,092,208	11/2004	39	0	39
Buy		1,168,200	12/2004	0	(5)	(5)
Buy	MP	14,432	11/2004	4	0	4
Buy		20,589	12/2004	16	0	16
Buy	PN	4,350	11/2004	19	0	19
Buy		3,444	12/2004	5	0	5
Buy	PZ	4,084	11/2004	14	0	14
Buy		4,095	12/2004	14	0	14
Buy	RP	67,152	12/2004	0	(13)	(13)
Buy	RR	36,030	10/2004	8	0	8
Buy		35,638	11/2004	12	0	12
Buy		30,172	12/2004	2	0	2
Buy	S$	2,110	10/2004	23	0	23
Buy		2,284	11/2004	22	0	22
Buy		1,688	12/2004	3	0	3
Buy	SV	186,912	11/2004	101	0	101
Buy		37,107	12/2004	10	0	10
Buy	T$	41,399	11/2004	3	0	3
Buy		32,878	12/2004	0	(4)	(4)

				$861	$(349)	$512

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 79

Schedule of Investments

European Convertible Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES (c) 12.7%

Banking & Finance 3.6%

PTC International Finance II S.A.
11.250% due 12/01/2009		$350	$374
RepCon Lux S.A.
4.500% due 01/26/2011		3,000	3,371

			3,745

Industrials 4.3%

Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014	EC	1,000	1,277
Fujitsu Ltd.
0.000% due 05/27/2009	JY	100,000	884
Koninklijke Hoogovens NV
5.625% due 06/24/2008	DG	2,000	1,185
Parmalat Finance Corp.
6.125% due 09/29/2010 (a)	EC	500	103
Schefenacker AG
9.500% due 02/11/2014		1,000	1,066

			4,515

Utilities 4.8%

France Telecom S.A.
4.000% due 11/29/2005		4,000	5,016

Total Corporate Bonds & Notes (Cost $13,416)			13,276

SOVEREIGN ISSUES (c) 4.3%

Republic of Switzerland
0.000% due 02/28/2005	SF	2,000	1,617
0.250% due 12/19/2007		3,500	2,830

Total Sovereign Issues (Cost $4,478)			4,447

	Shares

COMMON STOCKS 0.2%

Communications 0.2%

Telefonos de Mexico S.A. de CV		7,607	245

Total Common Stocks (Cost $225)			245

CONVERTIBLE PREFERRED STOCK 1.4%

Household International, Inc.
8.875% due 02/15/2006		18,000	816
News Corp. Finance Trust II
0.750% due 03/15/2023		660	613

Total Convertible Preferred Stock (Cost $1,310)			1,429

CONVERTIBLE BONDS & NOTES (c) 66.0%	Principal Amount (000s)

Banking & Finance 29.9%

Adidas-Salomon International Finance
2.500% due 10/08/2018	EC	1,000	1,563
AngloGold Holdings PLC
2.375% due 02/27/2009		1,200	1,204
Axa Societe Anonyme
2.500% due 01/01/2014		825	1,163
BCP Finance Bank Ltd.
4.750% due 06/20/2011		2,000	2,565
Ciaxa Finance BV
0.250% due 07/03/2006		650	837
Holcim Capital Corp.
0.000% due 06/10/2017		$3,300	2,185
KFW International Finance, Inc.
0.875% due 01/08/2007	EC	3,000	3,678
KFW Kreditanstalt fuer Wiederaufbau
0.750% due 08/08/2008		5,000	6,358
Parmalat Finanziaria SpA
0.875% due 06/30/2021 (a)		600	220
Portugal Telecom International Finance BV
2.000% due 12/06/2006		500	620
SAB Finance
4.250% due 08/10/2006		$800	1,236
Scottish Power Finance Ltd.
4.000% due 07/29/2049 (b)		3,000	3,243
Siemens Finance BV
1.375% due 06/04/2010	EC	1,000	1,430
Suedzucker International Finance BV
3.000% due 12/08/2008		2,750	3,490
Talanax AG
3.375% due 12/20/2005		700	875
Wells Fargo & Co.
1.443% due 05/01/2033 (b)		$400	398

			31,065

Industrials 35.0%

Anglo American PLC
3.375% due 04/17/2007		2,500	2,935
Arcelor
3.000% due 06/27/2017	EC	1,348	1,833
ASML Holding NV
5.500% due 05/15/2010		200	290
BAA PLC
2.940% due 04/04/2008	BP	1,350	2,325
Bristol-Myers Squibb Co.
1.380% due 09/15/2023 (b)		500	502
Compagnie de St. Gobain (CIE DE)
2.625% due 01/01/2007	EC	1,722	2,245
Deutsche Lufthansa AG
1.250% due 01/04/2012		650	798
ExpressJet Holdings, Inc.
4.250% due 08/01/2023		$300	277
Finmeccanica SpA
2.000% due 06/08/2005	EC	999	1,324
General Motors Corp.
5.250% due 03/06/2032		$10	239
Koninklijke Hoogovens NV
4.625% due 04/22/2007	DG	2,000	1,154
Korea Tobacco & Ginseng Corp.
2.000% due 10/31/2006		$100	163
Lagardere S.C.A.
2.500% due 07/01/2005	EC	500	625
Nestle Holdings, Inc.
3.000% due 05/09/2005		$750	793
Olivetti SpA
1.500% due 01/01/2010	EC	1,650	2,515
Pinault-Printemps-Redoute S.A.
2.500% due 01/01/2008		432	598
Rank Group PLC
3.875% due 01/20/2009	BP	1,500	2,684
Roche Holdings, Inc.
0.000% due 07/25/2021		$5,100	3,156
STMicroelectronics NV
0.000% due 07/05/2013		1,500	1,429
Suez S.A.
4.500% due 05/22/2006	EC	425	571
Thales S.A.
2.500% due 01/01/2007		3,262	4,108
Valeo S.A.
2.375% due 01/01/2011		928	1,137
Vinci S.A.
2.000% due 01/01/2018		540	800
Vivendi Universal S.A.
1.000% due 03/01/2006		1,547	2,461
Wolters Kluwer NV
1.000% due 11/30/2006		303	389
WPP Group PLC
2.000% due 04/11/2007	BP	600	1,063

			36,414

Utilities 1.1%

Deutsche Telekom International Finance BV
6.500% due 06/01/2006	EC	300	432
Sogerim S.A.
1.000% due 03/15/2006		500	712

			1,144

Total Convertible Bonds & Notes (Cost $67,199)			68,623

SHORT-TERM INSTRUMENTS 13.2%

Commercial Paper 10.2%

ASB Bank Ltd.
1.730% due 12/03/2004		$300	299
Bank of Ireland
1.750% due 12/06/2004		2,100	2,093
Danske Corp.
1.725% due 12/03/2004		400	398
Den Norske Bank ASA
1.725% due 12/03/2004		1,900	1,894
Fannie Mae
1.800% due 11/29/2004		100	100
1.819% due 12/22/2004		500	498
ForeningsSparbanken AB
1.720% due 11/30/2004		1,300	1,296
HBOS Treasury Services PLC
1.780% due 12/08/2004		1,300	1,295
ING U.S. Funding LLC
1.790% due 12/08/2004		900	897
Nordea North America, Inc.
1.720% due 11/30/2004		400	399
Svenska Handelsbanken, Inc.
1.740% due 12/03/2004		100	99
1.790% due 12/08/2004		900	897
UBS Finance, Inc.
1.735% due 12/03/2004		400	399

			10,564

Repurchase Agreement 3.0%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $3,232. Repurchase proceeds are $3,168.)		3,168	3,168

Total Short-Term Instruments (Cost $13,734)			13,732

Total Investments 97.8% (Cost $100,362)			$101,752

Other Assets and Liabilities (Net) 2.2%			2,239

Net Assets 100.0%			$103,991

Notes to Schedule of Investments (amounts in thousands):

(a)	Security is in default.
(b)	Variable rate security.

80  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(c)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	713	10/2004	$10	$0	$10
Sell		1,109	10/2004	0	(39)	(39)
Buy	EC	24,768	10/2004	604	0	604
Sell		4,416	10/2004	0	(96)	(96)
Sell	JY	37,651	10/2004	0	(2)	(2)
Buy	SF	795	12/2004	5	0	5
Sell		2,578	12/2004	0	(37)	(37)

				$619	$(174)	$445

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 81

Schedule of Investments

Floating Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 27.7%

Banking & Finance 12.5%

American General Finance Corp.
1.690% due 01/06/2006 (a)	$600	$601
Borden US Finance Corp.
6.400% due 07/15/2010 (a)	100	102
CIT Group, Inc.
1.480% due 05/18/2007 (a)	100	100
Ford Motor Credit Co.
7.500% due 03/15/2005	200	204
2.060% due 07/18/2005 (a)	100	100
7.600% due 08/01/2005	700	727
General Electric Capital Corp.
2.005% due 03/15/2005 (a)	200	200
1.900% due 02/03/2006 (a)	100	100
1.410% due 05/12/2006 (a)	100	100
General Motors Acceptance Corp.
7.500% due 07/15/2005	400	415
2.880% due 10/20/2005 (a)	150	151
2.595% due 05/18/2006 (a)	1,050	1,053
2.560% due 07/16/2007 (a)	100	100
Goldman Sachs Group, Inc.
1.980% due 07/23/2009 (a)	635	637
Household Finance Corp.
1.860% due 02/09/2007 (a)	125	125
Merrill Lynch & Co., Inc.
2.130% due 03/07/2006 (a)	100	100
1.900% due 04/18/2006 (a)	250	251
Morgan Stanley Dean Witter & Co.
1.872% due 01/22/2009 (a)	100	100
Morgan Stanley Dean Witter Capital I, Inc.
1.836% due 02/15/2007 (a)	100	100
National Rural Utilities Cooperative Finance Corp.
1.350% due 02/17/2006 (a)	100	100
Pemex Project Funding Master Trust
3.400% due 10/15/2009 (a)	100	104
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	300	300
Wells Fargo & Co.
1.670% due 09/29/2005 (a)	250	250

		6,020

Industrials 13.0%

Abitibi-Consolidated, Inc.
5.380% due 06/15/2011 (a)	100	102
Cablevision Systems Corp.
5.670% due 04/01/2009 (a)	200	209
DaimlerChrysler North America Holding Corp.
2.386% due 09/26/2005 (a)	40	40
1.880% due 05/24/2006 (a)	100	100
2.710% due 08/08/2006 (a)	100	101
2.342% due 09/10/2007 (a)	800	802
Echostar DBS Corp.
4.850% due 10/01/2008 (a)	200	209
Enterprise Products Operating LP
4.000% due 10/15/2007	500	503
Freescale Semiconductor, Inc.
4.380% due 07/15/2009 (a)	200	206
Hertz Corp.
2.900% due 08/05/2008 (a)	100	101
Kraft Foods, Inc.
1.960% due 11/26/2004 (a)	200	200
MCI, Inc.
5.908% due 05/01/2007	200	199
Pemex Project Funding Master Trust
3.400% due 10/15/2009 (a)	2,482	2,568
3.180% due 06/15/2010 (a)	300	304
Primedia, Inc.
7.086% due 05/15/2010 (a)	100	101
Qwest Communications International, Inc.
5.211% due 02/15/2009 (a)	300	287
TCI Communications, Inc.
8.000% due 08/01/2005	100	106
Tele-Communications-TCI Group
7.250% due 08/01/2005	125	131

		6,269

Utilities 2.2%

CMS Energy Corp.
9.875% due 10/15/2007	100	112
Dominion Resources, Inc.
7.625% due 07/15/2005	100	104
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	300	300
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	100	107
Rural Cellular Corp.
6.020% due 03/15/2010	100	102
Sprint Capital Corp.
7.900% due 03/15/2005	200	205
Time Warner Telecom Holdings, Inc.
5.711% due 02/15/2011 (a)	100	100

		1,030

Total Corporate Bonds & Notes (Cost $13,319)		13,319

U.S. GOVERNMENT AGENCIES 8.9%

Fannie Mae
1.470% due 10/03/2005 (a)	200	200
1.485% due 07/06/2005 (a)	100	100
1.860% due 03/23/2005 (a)	1,750	1,750
Federal Home Loan Bank
1.795% due 03/15/2005 (a)	300	300
Freddie Mac
1.537% due 10/07/2005 (a)	200	200
1.825% due 09/09/2005 (a)	1,750	1,751

Total U.S. Government Agencies (Cost $4,300)		4,301

ASSET-BACKED SECURITIES 11.3%

Alderwoods Group, Inc.
4.810% due 08/07/2008 (a)	102	104
4.420% due 09/17/2008 (a)	102	104
4.480% due 09/17/2008 (a)	205	208
4.690% due 09/17/2008 (a)	72	74
6.500% due 09/17/2008 (a)	4	5
Appleton Papers, Inc.
3.980% due 06/09/2010 (a)	300	304
Apria Healthcare Group, Inc.
3.590% due 07/20/2007 (a)	600	606
BCP Caylux Holdings Luxembourg S.A.
6.230% due 06/08/2011 (a)	600	611
Dex Media West LLC
3.660% due 09/09/2010 (a)	500	507
Georgia Gulf Corp.
3.687% due 05/12/2010 (a)	448	455
Hercules, Inc.
2.975% due 10/08/2010 (a)	600	605
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.862% due 08/25/2034 (a)	120	120
RH Donnelley Finance Corp.
1.000% due 06/30/2011 (a)	70	71
3.920% due 06/30/2011 (a)	233	235
4.060% due 06/30/2011 (a)	61	62
4.130% due 06/30/2011 (a)	76	77
4.140% due 06/30/2011 (a)	45	46
4.160% due 06/30/2011 (a)	15	15
Sears Credit Account Master Trust
1.860% due 02/18/2009 (a)	1,250	1,250

Total Asset-Backed Securities (Cost $5,454)		5,459

SOVEREIGN ISSUES 27.5%

Republic of Brazil
2.125% due 04/15/2009 (a)	841	825
2.125% due 04/15/2012 (a)	4,142	3,863
2.125% due 04/15/2012 (a)	94	88
Republic of Bulgaria
2.750% due 07/28/2012 (a)	542	542
Republic of Chile
2.061% due 01/28/2008 (a)	1,361	1,366
Republic of Panama
2.750% due 07/17/2014 (a)	170	163
2.750% due 07/17/2016 (a)	556	508
Republic of Peru
9.125% due 01/15/2008	400	453
Republic of Ukraine
5.330% due 08/05/2009 (a)	1,950	1,979
Russian Federation
8.750% due 07/24/2005	2,797	2,920
United Mexican States
2.290% due 01/13/2009 (a)	511	517

Total Sovereign Issues (Cost $13,160)		13,224

CONVERTIBLE BONDS & NOTES 0.4%

AES Corp.
4.500% due 08/15/2005	200	201

Total Convertible Bonds & Notes (Cost $200)		201

SHORT-TERM INSTRUMENTS 28.0%

Commercial Paper 18.0%

ABN AMRO North America
1.925% due 01/24/2005	900	894
Barclays U.S. Funding Corp.
1.855% due 12/16/2004	300	299
Danske Corp.
1.785% due 12/16/2004	300	299
1.850% due 12/27/2004	300	299
Den Norske Bank ASA
1.830% due 12/15/2004	200	199
1.810% due 12/20/2004	400	398
Dexia Delaware LLC
1.855% due 12/23/2004	400	398
Ford Motor Credit Co.
2.520% due 04/07/2005	200	198
ForeningsSparbanken AB
1.800% due 12/20/2004	200	199
Fortis Funding LLC
1.930% due 01/25/2005	500	497
Freddie Mac
1.455% due 12/05/2004	800	797
General Electric Capital Corp.
1.800% due 12/16/2004	400	399
HBOS Treasury Services PLC
1.820% due 12/14/2004	500	498
ING U.S. Funding LLC
1.820% due 12/16/2004	200	199
National Australia Funding, Inc.
1.590% due 10/19/2004	100	100
Nordea North America, Inc.
1.910% due 01/18/2005	500	497
Royal Bank of Scotland PLC
1.810% due 12/22/2004	600	597
Stadshypoket Delaware, Inc.
1.820% due 12/14/2004	700	697
Svenska Handelsbanken, Inc.
1.800% due 12/15/2004	300	299

82  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
UBS Finance, Inc.
1.785% due 12/14/2004	$400	$399
1.930% due 01/24/2005	500	497

		8,659

Repurchase Agreements 9.9%

Lehman Brothers, Inc.
1.660% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Bonds 11.250% due 02/15/2015 valued at $1,539. Repurchase proceeds are $1,500.)	1,500	1,500
State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 2.000% due 01/15/2006 valued at $3,357. Repurchase proceeds are $3,291.)	3,291	3,291

		4,791

U.S. Treasury Bill 0.1%

1.571% due 12/02/2004	$30	30

Total Short-Term Instruments (Cost $13,483)		13,480

Total Investments 103.8% (Cost $49,916)		$49,984

Other Assets and Liabilities (Net) (3.8%)		(1,837)

Net Assets 100.0%		$48,147

Notes to Schedule of Investments

(amounts in thousands):

(a)	Variable rate security.
(b)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$1
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	4.570%	09/20/2007	125	5
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	0
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	1
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	1.300%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	100	0
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	1
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	(2)
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	(1)
Credit Suisse First Boston	SAMI	Sell	2.450%	09/20/2008	1,740	0
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	1
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	1
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	1
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	1
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	1
Credit Suisse First Boston	Vintage Petroleum, Inc. 8.250% due 05/01/2012	Sell	1.910%	12/20/2009	300	0
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	50	0
Goldman Sachs & Co.	TECO Energy, Inc. 7.500% due 06/15/2010	Sell	1.690%	09/20/2009	300	(1)
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	300	2
J.P. Morgan Chase & Co.	Jefferson Smurfit Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	2
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	0
Lehman Brothers, Inc.	Warner Music Group 0.000% due 02/08/2010	Sell	2.870%	09/20/2009	300	0
Lehman Brothers, Inc.	Dynegy Holdings, Inc. floating rate based on 1-month LIBOR plus 0.400% due 05/28/2007	Sell	3.150%	12/20/2009	600	0
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	(1)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	100	(1)
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	(2)
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	2

						$10

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 83

Schedule of Investments

Foreign Bond Fund (Unhedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CANADA (h) 1.8%

Commonwealth of Canada
5.250% due 06/01/2013	C$	400	$333
6.000% due 06/01/2011		1,600	1,390

Total Canada (Cost $1,632)			1,723

FRANCE (h) 6.3%

Republic of France
4.000% due 10/25/2009	EC	4,500	5,771
4.000% due 04/25/2014		300	373

Total France (Cost $5,896)			6,144

GERMANY (h) 11.1%

Republic of Germany
3.750% due 07/04/2013	EC	200	246
4.000% due 07/04/2009		300	385
4.500% due 01/04/2013		800	1,040
5.375% due 01/04/2010		300	409
6.250% due 01/04/2030		5,740	8,828

Total Germany (Cost $10,545)			10,908

ITALY (h) 2.1%

Republic of Italy
3.000% due 04/15/2009	EC	1,700	2,089

Total Italy (Cost $2,041)			2,089

JAPAN (h) 7.4%

Government of Japan
0.300% due 12/20/2007	JY	390,000	3,544
0.500% due 09/20/2006		260,000	2,381
0.700% due 09/20/2008		90,000	826
2.400% due 06/20/2024		56,000	538

Total Japan (Cost $7,229)			7,289

RUSSIA 0.2%

Russian Federation
8.750% due 07/24/2005		$200	209

Total Russia (Cost $208)			209

SPAIN (h) 1.5%

Kingdom of Spain
6.150% due 01/31/2013	EC	1,000	1,445

Total Spain (Cost $1,396)			1,445

UNITED KINGDOM (h) 11.1%

SRM Investment Ltd.
2.340% due 08/26/2034 (a)	EC	94	117
United Kingdom Gilt
4.000% due 03/07/2009	BP	3,800	6,684
5.000% due 03/07/2008		1,700	3,108
5.000% due 03/07/2012		130	238
5.000% due 09/07/2014		450	827

Total United Kingdom (Cost $10,807)			10,974

UNITED STATES 12.6%

Asset-Backed Securities 5.2%

American Express Credit Account Master Trust
1.900% due 04/15/2008 (a)		$500	501
Ameriquest Mortgage Securities, Inc.
1.930% due 04/25/2034 (a)		193	194
1.970% due 08/25/2034 (a)		180	180
2.250% due 02/25/2033 (a)		30	30
2.250% due 03/25/2033 (a)		133	133
Argent Securities, Inc.
2.020% due 09/25/2034 (a)		200	200
Bank One Issuance Trust
1.810% due 10/15/2008 (a)		700	701
Bear Stearns Asset-Backed Securities, Inc.
1.780% due 11/25/2029 (a)		97	97
Centex Home Equity
2.140% due 09/25/2033 (a)		100	100
Citifinancial Mortgage Securities, Inc.
2.140% due 01/25/2033 (a)		40	40
Countrywide Asset-Backed Certificates
1.938% due 08/25/2023 (a)		200	200
2.000% due 01/25/2035 (a)		200	200
2.010% due 12/25/2018 (a)		78	78
2.080% due 12/25/2031 (a)		16	16
Credit-Based Asset Servicing and Securitization
1.970% due 08/25/2034 (a)		178	178
Fremont Home Loan Trust
1.664% due 07/25/2034 (a)		100	100
GSAMP Trust
2.130% due 03/25/2034 (a)		176	176
Long Beach Mortgage Loan Trust
2.160% due 06/25/2033 (a)		115	116
2.160% due 07/25/2033 (a)		46	46
Merrill Lynch Mortgage Investors, Inc.
2.180% due 02/25/2034 (a)		115	116
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.980% due 08/25/2034 (a)		192	192
Nelnet Student Loan Trust
1.920% due 04/25/2011 (a)		200	200
Park Place Securities, Inc.
1.750% due 10/25/2034 (a)		100	100
Quest Trust
2.280% due 09/25/2034 (i)		400	400
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)		99	99
1.940% due 04/25/2025 (a)		90	90
1.987% due 09/25/2013 (a)		200	200
Residential Asset Securities Corp.
2.020% due 04/25/2021 (a)		153	153
2.070% due 09/25/2031 (a)		15	15
Saxon Asset Securities Trust
2.140% due 06/25/2033 (a)		86	86
Structured Asset Securities Corp.
2.240% due 05/25/2034 (a)		175	175

			5,112

Corporate Bonds & Notes 2.1%

DaimlerChrysler North America Holding Corp.
2.342% due 09/10/2007 (a)		400	401
Delhaize America, Inc.
7.375% due 04/15/2006		400	426
Ford Motor Credit Co.
7.500% due 03/15/2005		200	204
7.600% due 08/01/2005		200	208
General Motors Acceptance Corp.
2.510% due 01/16/2007 (a)		200	200
2.595% due 05/18/2006 (a)		100	100
5.250% due 05/16/2005		100	102
Raychem Corp.
8.200% due 10/15/2008		200	229
Sprint Capital Corp.
7.900% due 03/15/2005		200	205

			2,075

Mortgage-Backed Securities 0.4%

Bear Stearns Adjustable Rate Mortgage Trust
2.090% due 07/25/2034 (a)		82	82
Bear Stearns Commercial Mortgage Securities, Inc.
1.977% due 05/14/2016 (a)		200	200
Countrywide Home Loans, Inc.
2.120% due 08/25/2034 (a)		97	97
Mellon Residential Funding Corp.
2.200% due 12/15/2030 (a)		52	52

			431

U.S. Government Agencies 0.7%

Fannie Mae
1.900% due 05/25/2034		153	153
2.090% due 08/25/2030 (a)		179	179
2.240% due 06/25/2029 (a)		84	84
6.500% due 06/25/2044		184	195
Small Business Administration
4.754% due 08/01/2014		100	100

			711

U.S. Treasury Obligations 4.2%

Treasury Inflation Protected Securities (b)
2.000% due 07/15/2014		502	514
3.375% due 01/15/2007		478	511
3.500% due 01/15/2011		1,197	1,355
4.250% due 01/15/2010		225	261
U.S. Treasury Bonds
7.875% due 02/15/2021		1,000	1,354
U.S. Treasury Notes
4.875% due 02/15/2012		100	107

			4,102

Total United States (Cost $12,402)			12,431

	# of Contracts
PURCHASED CALL OPTIONS 0.0%

U.S. Treasury 10-Year Note Futures (CBOT)
6.000% due 12/31/2004 Strike @ 121.000 Exp. 11/26/2004		44	0

Total Purchased Call Options (Cost $1)			0

	Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%
Euro-Bobl 10-Year Note December Futures (OTC)		$50	0
Strike @ 106.000
Exp. 11/23/2004
Euro-Bund 10-Year Note December Futures (OTC)		51	0
Strike @ 105.750
Exp. 11/23/2004
Euro-Bund 5-Year Note December Futures (OTC)		50	0
Strike @ 106.000
Exp. 11/22/2004

84  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	# of Contracts	Value (000s)
Eurodollar June Futures (CME) Strike @ 95.000 Exp. 06/13/2005	16	$0
U.S. Treasury 10-Year Note Futures (CBOT) 6.000% due 12/31/2004 Strike @ 92.000 Exp. 11/26/2004	55	1

Total Purchased Put Options (Cost $3)		1

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 51.4%

Certificates of Deposit 2.9%

Citibank New York N.A.
1.750% due 12/07/2004	$1,400	1,400
Wells Fargo Bank N.A.
1.620% due 10/06/2004	1,500	1,500

		2,900

Commercial Paper 43.6%

ABN AMRO North America
1.480% due 10/06/2004	600	600
1.925% due 01/24/2005	1,400	1,391
Anz (Delaware), Inc.
1.635% due 11/18/2004	1,200	1,197
1.640% due 11/18/2004	600	599
ASB Bank Ltd.
1.730% due 12/03/2004	400	399
Bank of Ireland
1.750% due 12/06/2004	2,000	1,993
Barclays U.S. Funding Corp.
1.800% due 12/08/2004	1,800	1,794
CBA (de) Finance
1.505% due 10/12/2004	500	500
1.520% due 10/15/2004	200	200
1.650% due 11/19/2004	500	499
CDC Commercial Corp.
1.670% due 11/23/2004	1,400	1,396
Danske Corp.
1.510% due 10/12/2004	100	100
1.520% due 10/18/2004	500	500
1.630% due 10/25/2004	300	300
1.645% due 11/19/2004	600	599
1.725% due 12/03/2004	100	100
1.765% due 12/09/2004	200	199
Delphi Corp.
1.841% due 11/02/2004	250	250
Den Norske Bank ASA
1.650% due 11/19/2004	800	798
1.790% due 12/10/2004	300	299
1.810% due 12/15/2004	1,000	996
1.830% due 12/15/2004	100	100
Dexia Delaware LLC
1.505% due 10/01/2004	100	100
1.540% due 10/04/2004	400	400
Fannie Mae
1.559% due 10/27/2004	300	300
1.180% due 11/01/2004	800	799
1.625% due 11/17/2004	200	199
1.660% due 11/24/2004	2,000	1,995
1.594% due 12/01/2004	700	698
1.687% due 12/01/2004	1,500	1,495
1.819% due 12/22/2004	600	597
1.010% due 01/03/2005	500	497
Federal Home Loan Bank
1.505% due 10/06/2004	200	200
1.439% due 10/08/2004	500	500
1.475% due 10/15/2004	300	300
1.655% due 11/26/2004	600	598
Ford Motor Credit Co.
2.470% due 04/04/2005	200	198
ForeningsSparbanken AB
1.785% due 12/07/2004	200	199
Freddie Mac
1.470% due 10/12/2004	400	400
1.560% due 10/20/2004	400	400
1.545% due 10/25/2004	800	799
General Electric Capital Corp.
1.580% due 11/01/2004	100	100
1.600% due 11/09/2004	100	100
1.720% due 12/02/2004	1,100	1,096
General Motors Acceptance Corp.
2.362% due 03/21/2005	100	99
2.436% due 04/05/2005	100	99
HBOS Treasury Services PLC
1.535% due 10/15/2004	300	300
1.560% due 10/19/2004	100	100
1.575% due 11/09/2004	100	100
1.610% due 11/10/2004	500	499
1.655% due 11/18/2004	100	100
1.655% due 11/19/2004	100	100
1.715% due 11/29/2004	100	100
1.720% due 12/01/2004	400	399
1.730% due 12/02/2004	100	100
1.780% due 12/07/2004	500	498
1.820% due 12/14/2004	300	299
ING U.S. Funding LLC
1.505% due 10/01/2004	200	200
1.485% due 10/05/2004	400	400
1.720% due 12/01/2004	1,100	1,096
1.730% due 12/01/2004	300	299
National Australia Funding, Inc.
1.590% due 10/19/2004	700	699
Nordea North America, Inc.
1.730% due 11/29/2004	100	100
1.720% due 11/30/2004	1,500	1,495
Rabobank USA Financial Corp.
1.860% due 10/01/2004	300	300
Royal Bank of Scotland PLC
1.595% due 10/18/2004	300	300
1.540% due 10/19/2004	200	200
1.630% due 11/03/2004	1,000	998
Spintab AB
1.505% due 10/12/2004	900	899
1.740% due 12/02/2004	1,000	997
1.710% due 12/03/2004	300	299
Svenska Handelsbanken, Inc.
1.615% due 10/29/2004	200	200
1.625% due 11/04/2004	400	399
1.730% due 12/02/2004	1,000	997
UBS Finance, Inc.
1.575% due 11/09/2004	400	399
1.630% due 11/16/2004	200	199
1.690% due 11/29/2004	400	399
1.700% due 11/30/2004	200	199
1.735% due 12/03/2004	300	299
1.765% due 12/07/2004	300	299
UniCredit Delaware
1.570% due 10/22/2004	400	400
1.635% due 11/05/2004	200	200
Westpac Capital Corp.
1.650% due 12/06/2004	1,100	1,096

		42,940

Repurchase Agreement 0.8%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $810. Repurchase proceeds are $792.)	$792	$792

U.S. Treasury Bills 4.1%
1.640% due 12/02/2004-12/16/2004 (c)(d)	4,020	4,004

Total Short-Term Instruments (Cost $50,641)		50,636

Total Investments 105.5% (Cost $102,801)		$103,849

Written Options (f) (0.0%) (Premiums $33)		(27)

Other Assets and Liabilities (Net) (5.5%)		(5,344)

Net Assets 100.0%		$98,478

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $4,004 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	16	$1
Euribor June Long Futures	06/2005	82	26
Euribor Purchased Put Options Strike @ 95.375	06/2005	82	(1)
Euro-Bobl Purchased Put Options Strike @ 105.750	12/2004	35	0
Euro-Bund 10-Year Note Long Futures	12/2004	119	71
Government of Japan 10-Year Note Long Futures	12/2004	12	196
U.S. Treasury 10-Year Short Futures	12/2004	28	(5)

			$288

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 85

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

September 30, 2004 (Unaudited)

(e)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/20/2018	BP	5,300	$(40)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014	EC	220	(8)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	06/16/2014		900	(33)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/20/2018		7,000	77
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(41)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	800	2
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		3,500	8
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		20,800	37
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		$400	(28)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/15/2024		1,700	(99)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		1,200	(52)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		2,600	(170)

							$(347)

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	30	$16	$10
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	29	17	17

				$33	$27

(g)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$500	$495	$494
U.S. Treasury Note	4.375	08/15/2012	200	206	206
U.S. Treasury Note	4.000	11/15/2012	600	603	604

				$1,304	$1,304

(h)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	592	10/2004	$4	$0	$4
Buy	BP	2,760	10/2004	86	0	86
Sell		3,184	10/2004	0	(121)	(121)
Buy	C$	1,589	10/2004	28	0	28
Sell		428	10/2004	0	(4)	(4)
Buy	DK	7,403	12/2004	27	0	27
Buy	EC	25,014	10/2004	682	0	682
Buy	JY	3,434,469	10/2004	148	0	148
Buy	SK	7,586	12/2004	30	0	30

				$1,005	$(125)	$880

(i)	The aggregate value of fair valued securities is $400, which is 0.41% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

86  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA (i) 0.3%

Commonwealth of Australia
8.750% due 08/15/2008	A$	600	$489
Crusade Global Trust
2.041% due 05/15/2021 (a)		$1,548	1,549
Homeside Mortgage Securities Trust
1.820% due 01/20/2027 (a)		595	593
Medallion Trust
1.820% due 07/12/2031 (a)		1,472	1,463
Torrens Trust
2.020% due 07/15/2031 (a)		636	637

Total Australia (Cost $4,728)			4,731

AUSTRIA (i) 1.1%

Republic of Austria
5.000% due 07/15/2012	EC	12,700	17,037

Total Austria (Cost $13,983)			17,037

BELGIUM (i) 1.4%

Kingdom of Belgium
6.250% due 03/28/2007	EC	1,400	1,885
7.000% due 11/21/2004	BF	183,200	5,682
7.500% due 07/29/2008	EC	10,500	15,111

Total Belgium (Cost $17,906)			22,678

BRAZIL 0.4%

Republic of Brazil
2.125% due 04/15/2009 (a)		$6,647	6,527
2.125% due 04/15/2012 (a)		188	176

Total Brazil (Cost $6,415)			6,703

CANADA (i) 4.4%

Commonwealth of Canada
5.500% due 06/01/2009	C$	17,400	14,682
5.500% due 06/01/2010		17,300	14,622
6.000% due 06/01/2008		34,300	29,279
6.000% due 06/01/2011		12,700	11,032

Total Canada (Cost $60,060)			69,615

CAYMAN ISLANDS (i) 0.5%

Pylon Ltd.
6.019% due 12/22/2008 (a)	EC	1,350	1,742
Redwood Capital Ltd.
4.960% due 01/01/2006 (a)		$2,300	2,323
Residential Reinsurance Ltd.
6.690% due 12/01/2005 (a)		700	602
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)		38,241	348
Vita Capital Ltd.
2.950% due 01/01/2007 (a)		3,900	3,924

Total Cayman Islands (Cost $8,861)			8,939

DENMARK (i) 0.2%

Nykredit Konvertible
6.000% due 10/01/2029	DK	9,273	1,622
Unikredit Realkredit
6.000% due 07/01/2029		8,653	1,515

Total Denmark (Cost $1,987)			3,137

FRANCE (i) 11.3%

Axa S.A.
3.750% due 01/01/2017	EC	828	$1,330
Republic of France
3.500% due 01/12/2005		2,000	2,496
4.000% due 04/25/2009		31,050	39,832
4.000% due 10/25/2009		30,070	38,563
4.000% due 04/25/2014		20,200	25,110
5.250% due 04/25/2008		47,000	62,745
7.250% due 04/25/2006		7,000	9,336

Total France (Cost $143,828)			179,412

GERMANY (i) 23.0%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,737
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,232
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	583
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,877
Republic of Germany
3.750% due 07/04/2013		3,500	4,303
4.250% due 01/04/2014		25,500	32,439
4.500% due 01/04/2013		9,505	12,356
5.000% due 07/04/2011		100	134
5.000% due 01/04/2012		53,000	71,255
5.250% due 07/04/2010		26,300	35,702
5.250% due 01/04/2011		28,400	38,631
5.375% due 01/04/2010		4,500	6,135
5.500% due 01/04/2031		5,700	8,027
5.625% due 01/04/2028		11,630	16,488
6.250% due 01/04/2030		6,400	9,843
6.500% due 07/04/2027		75,260	118,478

Total Germany (Cost $315,443)			364,220

IRELAND (i) 0.5%

Celtic Residential Irish Mortgage Securitisation
2.305% due 06/13/2035 (a)(j)	EC	2,576	3,202
Emerald Mortgages PLC
2.336% due 04/30/2028 (a)		2,752	3,409
2.336% due 10/22/2035 (a)		669	834

Total Ireland (Cost $6,278)			7,445

ITALY (i) 1.2%

First Italian Auto Transaction
2.403% due 07/01/2008 (a)	EC	1,424	1,766
Republic of Italy
5.250% due 08/01/2011		3,400	4,620
5.500% due 11/01/2010		1,700	2,335
7.750% due 11/01/2006		5,700	7,814
Siena Mortgage Sp
2.396% due 02/28/2037 (a)		1,325	1,652
Upgrade SpA
2.386% due 12/31/2035 (a)		1,000	1,236

Total Italy (Cost $16,725)			19,423

JAPAN (i) 13.8%

Government of Japan
0.300% due 12/20/2007	JY	9,054,000	82,285
0.700% due 09/20/2008		2,980,000	27,361
1.300% due 09/20/2012		380,000	3,484
1.400% due 09/20/2011		2,960,000	27,599
1.600% due 09/20/2013		6,760,000	62,868
1.900% due 09/20/2022	JY	840,000	7,596
2.400% due 06/20/2024		822,000	7,896

Total Japan (Cost $212,374)			219,089

LUXEMBOURG (i) 0.4%

Tyco International Group S.A.
4.375% due 11/19/2004	EC	2,170	2,707
5.875% due 11/01/2004		$3,257	3,266
6.750% due 02/15/2011		8	9

Total Luxembourg (Cost $5,635)			5,982

MEXICO 0.2%

Petroleos Mexicanos
8.850% due 09/15/2007		$1,040	1,179
9.375% due 12/02/2008		1,290	1,506

Total Mexico (Cost $2,287)			2,685

NETHERLANDS (i) 1.7%

Delphinus BV
2.400% due 04/25/2093 (a)	EC	1,500	1,850
Dutch Mortgage-Backed Securities BV
2.364% due 11/20/2035 (a)		1,849	2,290
2.400% due 10/02/2079 (a)		3,000	3,714
Holland Euro-Denominated Mortgage-Backed Series
2.385% due 04/18/2012 (a)		1,943	2,405
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	15,583

Total Netherlands (Cost $21,820)			25,842

NEW ZEALAND (i) 0.3%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	5,130	4,398

Total New Zealand (Cost $3,136)			4,398

PANAMA 0.2%

Republic of Panama
2.750% due 07/17/2014 (a)		$1,481	1,427
8.250% due 04/22/2008		2,000	2,210

Total Panama (Cost $3,612)			3,637

PERU 0.2%

Republic of Peru
9.125% due 01/15/2008		$2,400	2,720

Total Peru (Cost $2,687)			2,720

RUSSIA 0.4%

Russian Federation
8.750% due 07/24/2005		$5,000	5,220
10.000% due 06/26/2007		1,630	1,844

Total Russia (Cost $7,087)			7,064

SOUTH AFRICA 0.2%

Republic of South Africa
8.375% due 10/17/2006		$2,480	2,730

Total South Africa (Cost $2,752)			2,730

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 87

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
SPAIN (i) 4.5%

Hipotebansa Mortgage Securitization Fund
2.268% due 07/18/2022 (a)(j)	EC	2,011	$2,481
Hipotebansa V
2.226% due 01/18/2018 (a)		1,676	2,074
Kingdom of Spain
5.150% due 07/30/2009		37,730	50,815
5.350% due 10/31/2011		11,100	15,232

Total Spain (Cost $52,086)			70,602

SWEDEN (i) 0.2%

Kingdom of Sweden
5.000% due 01/28/2009	SK	27,000	3,907

Total Sweden (Cost $2,679)			3,907

TUNISIA 0.0%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$275	303

Total Tunisia (Cost $305)			303

UNITED KINGDOM (i) 10.2%

Bauhaus Securities Ltd.
2.438% due 10/30/2052 (a)	EC	4,034	5,022
Dolerite Funding PLC
2.010% due 08/20/2032 (a)		2,140	2,138
Haus Ltd.
2.375% due 12/14/2037 (a)		6,502	8,090
Lloyds TSB Capital I
7.375% due 02/07/2049		500	741
Ocwen Mortgage Loan Trust
2.626% due 12/15/2031 (a)		202	251
SRM Investment Ltd.
2.335% due 08/26/2034 (a)		470	586
United Kingdom Gilt
4.000% due 03/07/2009	BP	6,450	11,345
5.000% due 03/07/2008		21,600	39,490
5.000% due 03/07/2012		32,300	59,205
8.000% due 09/27/2013		15,450	34,391

Total United Kingdom (Cost $155,815)			161,259

UNITED STATES (i) 25.3%

Asset-Backed Securities 2.7%

ACE Securities Corp.
2.160% due 11/25/2028 (a)		$46	46
Ameriquest Mortgage Securities, Inc.
2.250% due 02/25/2033 (a)		571	572
2.250% due 03/25/2033 (a)		563	565
Amortizing Residential Collateral Trust
2.100% due 09/25/2030 (a)		74	74
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.310% due 06/25/2029 (a)		1,037	1,038
Bear Stearns Asset-Backed Securities, Inc.
2.170% due 10/25/2032 (a)		760	761
CDC Mortgage Capital Trust
2.130% due 08/25/2032 (a)		154	154
2.180% due 01/10/2032 (a)		179	179
Conseco Finance Corp.
2.130% due 10/15/2031 (a)		180	180
Countrywide Asset-Backed Certificates
2.000% due 08/25/2023 (a)		300	300
2.010% due 12/25/2018 (a)		1,678	1,680
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)		311	311
2.290% due 10/25/2032 (a)		167	167
EQCC Home Equity Loan Trust
2.061% due 03/20/2030 (a)		60	60
First Alliance Mortgage Loan Trust
2.041% due 12/20/2027 (a)		53	53
Home Equity Asset Trust
1.990% due 08/25/2034 (a)		2,680	2,681
2.250% due 03/25/2033 (a)		726	728
Irwin Home Equity Loan Trust
2.360% due 06/25/2028 (a)		1,457	1,462
Mesa Trust Asset-Backed Certificates
2.240% due 11/25/2031 (a)		1,648	1,649
Morgan Stanley Warehouse Facilities
1.590% due 07/06/2005 (a)		15,100	15,090
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		3,547	3,542
Novastar Home Equity Loan
2.120% due 01/25/2031 (a)		190	190
Providian Home Equity Loan Trust
2.130% due 06/25/2025 (a)		509	510
Quest Trust
2.400% due 06/25/2034 (a)		6,421	6,425
Residential Asset Mortgage Products, Inc.
1.940% due 04/25/2025 (a)		1,075	1,076
Residential Asset Securities Corp.
2.070% due 09/25/2031 (a)		75	75
2.090% due 07/25/2032 (a)		2,644	2,644

			42,212

Corporate Bonds & Notes 2.9%

CIT Group, Inc.
3.180% due 01/31/2005 (a)		1,500	1,507
DaimlerChrysler Financial Services N.A. LLC
1.810% due 04/27/2005 (a)		2,000	1,994
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		3,030	3,046
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)		2,800	2,802
7.600% due 08/01/2005		2,800	2,908
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,658
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)		$4,700	4,713
General Motors Corp.
1.250% due 12/20/2004	JY	208,000	1,893
J.P. Morgan Chase & Co., Inc.
4.560% due 02/15/2012 (a)		$4,670	5,070
Kroger Co.
5.500% due 02/01/2013		1,520	1,577
MetLife, Inc.
3.911% due 05/15/2005		900	909
MGM Mirage, Inc.
6.950% due 02/01/2005		2,795	2,844
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (a)		2,100	2,411
9.870% due 06/30/2049 (a)		500	587
Park Place Entertainment Corp.
7.875% due 12/15/2005		500	527
Premium Asset Trust
2.095% due 11/27/2004 (a)		1,250	1,250
Rogers Cablesystems, Inc.
10.000% due 03/15/2005		640	662
Sprint Capital Corp.
7.900% due 03/15/2005		4,250	4,354
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	800
Yum! Brands, Inc.
7.450% due 05/15/2005		700	720

			45,232

Mortgage-Backed Securities 1.8%

Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,241
CS First Boston Mortgage Securities Corp.
2.250% due 08/25/2033 (a)		2,818	2,805
5.758% due 05/25/2032 (a)		224	227
GS Mortgage Securities Corp.
6.526% due 08/15/2011		2,000	2,239
Impac CMB Trust
2.240% due 07/25/2033 (a)		528	528
J.P. Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	11,299
Merrill Lynch Mortgage Investors, Inc.
2.140% due 03/15/2025 (a)		1,711	1,716
Residential Funding Mortgage Securities I, Inc.
5.613% due 09/25/2032 (a)		405	405
6.500% due 03/25/2032		953	971
Structured Asset Mortgage Investments, Inc.
6.530% due 06/25/2029 (a)		106	107
Structured Asset Securities Corp.
2.140% due 10/25/2027 (a)		1,014	1,015
Washington Mutual Mortgage Securities Corp.
2.788% due 12/25/2040 (a)		611	612
3.066% due 02/27/2034 (a)		2,489	2,499
5.149% due 10/25/2032 (a)		1,300	1,320

			28,984

Municipal Bonds & Notes 3.7%

California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036		2,100	2,142

California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,345
5.250% due 07/01/2013		3,500	3,943

California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,349

California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,272

Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	305

Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,500	1,522

Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	224

De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,533

Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,654

Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	234

District of Columbia Tobacco Settlement Financing Corp., Series 2001
6.500% due 05/15/2033		1,115	1,027

Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	825

88  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Hawaii State General Obligation Bonds, Series 2001
5.500% due 08/01/2011	$1,300	$1,480

Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014	300	351

Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,041

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.600% due 06/01/2035	400	325

Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	700	717

Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	800	892

Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	1,300	1,334
5.000% due 06/01/2032	2,000	2,041

Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	204

Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	410	418

Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041	300	306

Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	541

Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	456

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	410	450

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	625	635

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 08/01/2011	2,000	2,260

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003-A1
5.500% due 06/01/2014	300	327
5.500% due 06/01/2017	600	655

New York, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2033	1,500	1,526

New York, New YorkTransitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028	1,500	1,538

North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.950% due 06/01/2009 (a)	117	117

Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,105

Sacramento County, California Public Financing Authority Revenue Bonds, (FGIC Insured), Series 2003
4.750% due 12/01/2033	680	667

Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	203

State of Louisiana General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,636

Tobacco Settlement Authority of Iowa Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	2,607

Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	3,500	3,752

		57,959

	Shares
Preferred Security 0.4%

DG Funding Trust
3.360% due 12/29/2049 (a)	640	6,880

	Principal Amount (000s)
U.S. Government Agencies 6.4%

Fannie Mae
1.960% due 03/25/2034 (a)	$1,780	1,771
3.415% due 11/01/2022 (a)	58	61
3.450% due 01/01/2023 (a)	68	70
3.569% due 08/01/2023 (a)	346	358
5.000% due 08/01/2033- 0/14/2034 (c)	15,264	15,106
5.500% due 05/01/2034- 10/14/2034 (c)	21,794	22,088
5.824% due 04/01/2032 (a)	560	570
5.920% due 12/01/2030 (a)	140	142
6.500% due 02/01/2026- 07/01/2032 (c)	3,891	4,085
Federal Home Loan Bank
5.660% due 04/26/2006	1,200	1,256
5.665% due 03/22/2006	3,200	3,342
Freddie Mac
3.303% due 06/01/2022 (a)	556	575
5.500% due 05/15/2012	30	30
9.050% due 06/15/2019	12	12
Government National Mortgage Association
3.375% due 05/20/2022- 05/20/2030 (a)(c)	4,942	5,008
3.500% due 11/20/2030 (a)	117	119
4.625% due 11/20/2021- 12/20/2025 (a)(c)	558	567
4.750% due 07/20/2022- 08/20/2027 (a)(c)	1,606	1,628
Small Business Administration
5.980% due 11/01/2022	7,562	8,081
6.344% due 08/10/2011	4,435	4,764
6.640% due 02/10/2011	2,816	3,054
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	17,050
5.880% due 04/01/2036	8,145	8,982
5.980% due 04/01/2036	1,855	2,041

		100,760

U.S. Treasury Obligations 7.4%

Treasury Inflation Protected Securities (b)
2.000% due 07/15/2014	502	514
3.000% due 07/15/2012	9,270	10,268
3.500% due 01/15/2011	29,819	33,759
3.625% due 04/15/2028	1,159	1,471
4.250% due 01/15/2010	12,609	14,638
U.S. Treasury Bonds
7.500% due 11/15/2016	14,800	19,024
8.125% due 08/15/2019	10,400	14,241
U.S. Treasury Notes
3.000% due 02/15/2009	22,600	22,380
4.875% due 02/15/2012	900	959

		117,254

Total United States (Cost $393,567)		399,281

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%

30-Year Interest Rate Swap (OTC)

Strike @ 5.750

Exp. 04/27/2009	9,700	788

Total Purchased Call Options (Cost $503)		788

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250
Exp. 04/27/2009	9,700	568

	# of Contracts
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 105.750
Exp. 11/23/2004	2,100	0
Eurodollar June Futures (CME)
Strike @ 93.750
Exp. 06/13/2005	473	3
U.S. Treasury 10-Year Note December Futures (CBOT)
6.000% due 12/31/2004
Strike @ 99.000
Exp. 11/26/2004	8	1
U.S. Treasury 10-Year Note December Futures (CBOT)
6.000% due 12/31/2004
Strike @ 98.000
Exp. 11/26/2004	170	3
U.S. Treasury 10-Year Note December Futures (CBOT)
6.000% due 12/31/2004
Strike @ 97.000
Exp. 11/26/2004	400	6
U.S. Treasury 10-Year Note December Futures (CBOT)
6.000% due 12/31/2004
Strike @ 92.000
Exp. 11/26/2004	500	8
U.S. Treasury 10-Year Note March Futures (CBOT)
6.000% due 03/31/2005
Strike @ 88.000
Exp. 02/18/2005	950	15

Total Purchased Put Options (Cost $747)		604

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 89

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 16.2%

Commercial Paper 12.7%

Bank of Ireland
1.840% due 12/17/2004	$3,600	$3,585
Danske Corp.
1.580% due 10/29/2004	13,400	13,383
1.645% due 11/19/2004	5,300	5,288
1.765% due 12/09/2004	28,300	28,198
Fannie Mae
1.734% due 11/15/2004	8,500	8,481
1.800% due 11/29/2004	5,800	5,783
1.725% due 12/08/2004	15,000	14,947
1.731% due 12/08/2004	4,600	4,584
1.760% due 12/08/2004	4,500	4,484
1.780% due 12/15/2004	7,500	7,470
1.819% due 12/22/2004	3,400	3,385
Freddie Mac
1.930% due 01/24/2005	300	298
General Electric Capital Corp.
1.800% due 12/14/2004	5,000	4,981
General Motors Acceptance Corp.
2.404% due 03/22/2005	3,000	2,970
2.535% due 04/05/2005	2,400	2,374
HBOS Treasury Services PLC
1.575% due 11/09/2004	500	499
1.715% due 11/30/2004	2,400	2,393
Rabobank USA Financial Corp.
1.860% due 10/01/2004	9,600	9,600
1.950% due 01/26/2005	5,200	5,167
Republic of Italy
1.420% due 10/13/2004	7,500	7,496
Royal Bank of Scotland PLC
1.630% due 11/03/2004	17,400	17,374
UBS Finance, Inc.
1.675% due 11/24/2004	3,600	3,591
1.690% due 11/29/2004	17,800	17,751
1.700% due 11/30/2004	2,300	2,293
1.930% due 01/24/2005	23,700	23,551
1.940% due 01/25/2005	700	696

		200,622

Repurchase Agreement 0.6%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $9,665. Repurchase proceeds are $9,475.)	9,475	9,475

U.S. Treasury Bills 2.9%
1.618% due 12/02/2004-12/16/2004 (c)(d)(e)	46,855	46,677

Total Short-Term Instruments (Cost $256,806)		256,774

Total Investments 118.2% (Cost $1,720,112)		$1,871,005

Written Options (g) (0.7%) (Premiums $7,897)		(11,203)

Other Assets and Liabilities (Net) (17.5%)		(276,302)

Net Assets 100.0%		1,583,500

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $27,905 have been pledged as collateral for swap and swaption contracts at.
(e)	Securities with an aggregate market value of $11,622 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	473	$26
Eurodollar September Long Futures	09/2005	816	(337)
Euribor Purchased Put Options Strike @ 93.000	12/2004	91	(12)
Euro-Bund 10-Year Note Long Futures	12/2004	2,185	2,270
Government of Japan 10-Year Note Long Futures	12/2004	187	2,559
U.S. Treasury 10-Year Note Long Futures	12/2004	1,509	1,646
U.S. Treasury 30-Year Bond Long Futures	12/2004	157	(96)

			$6,056

90  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(f) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018	BP	30,300	$80
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		60,000	154
Lehman Brothers, Inc.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		300	(5)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		4,400	(10)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		39,200	222
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/20/2018		19,200	(212)
Merrill Lynch & Co., Inc.	3-month C$-LIBOR	Pay	5.000%	06/18/2008	C$	18,000	(248)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	65,700	(7,160)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(1,431)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	3.750%	06/17/2012		9,900	(262)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		51,000	816
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		73,100	1,150
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		15,350	233
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		77,600	362
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		26,800	(1,452)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		75,000	(3,546)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/20/2018		23,000	419
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	(488)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(923)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(246)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(49)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(1,287)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	12
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(1,825)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	55,000	130
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		234,800	548
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		115,200	270
Morgan Stanley Dean Witter & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		81,100	193
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$37,300	(2,274)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/15/2024		12,600	(731)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		38,300	(1,648)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		8,600	(612)
Lehman Brothers, Inc.	3-month LIBOR	Receive	4.000%	12/15/2009		6,700	(267)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		26,400	(1,850)
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024		54,000	(5,076)

							$(27,013)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	$6,000	$23
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	4,800	5
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	4,800	18
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,700	5

						$51

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1 - month LIBOR less 0.390%	11/01/2004	$2,400	$0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1 - month LIBOR less 0.330%	01/01/2005	2,000	0

					$0

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/26/2004	181	$104	$105

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 91

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.175	%**	10/04/2004	$84,000	$2,493	$5,168
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%**	10/04/2004	700	23	77
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%*	10/04/2004	700	31	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	66,900	688	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	66,900	510	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	8,700	195	633
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%**	01/07/2005	42,500	1,945	3,094
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	7.000	%*	01/07/2005	2,500	48	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%**	08/04/2005	4,100	145	312
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%*	08/04/2005	4,100	212	26
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	13,600	584	1,036
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	13,600	584	86
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	10,000	297	613
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006	2,900	38	53

						$7,793	$11,098

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$183,700	$181,913	$181,689
U.S. Treasury Note	5.500	05/15/2009	13,500	14,790	14,748
U.S. Treasury Note	4.375	08/15/2012	37,200	38,363	38,375
U.S. Treasury Note	3.625	05/15/2013	59,925	58,478	57,785
U.S. Treasury Note	4.250	08/15/2013	55,160	56,003	55,269

				$349,547	$347,866

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	757	10/2004	$0	$(13)	$(13)
Buy	BP	2,906	10/2004	27	0	27
Sell		7,810	10/2004	0	(276)	(276)
Buy	BR	3,433	10/2004	101	0	101
Buy		892	11/2004	16	0	16
Sell	C$	88,876	10/2004	0	(2,041)	(2,041)
Buy	CP	74,167	11/2004	6	0	6
Sell	DK	28,481	12/2004	0	(128)	(128)
Buy	EC	31,944	10/2004	561	0	561
Sell		565,633	10/2004	0	(16,491)	(16,491)
Buy	H$	8,907	10/2004	0	(1)	(1)
Buy		2,722	11/2004	0	0	0
Buy		2,668	12/2004	0	0	0
Sell	JY	18,756,880	10/2004	0	(798)	(798)
Buy	KW	354,105	10/2004	4	0	4
Buy		349,350	11/2004	2	0	2
Buy		1,026,929	12/2004	0	(4)	(4)
Buy	MP	4,371	11/2004	1	0	1
Buy		3,060	12/2004	3	0	3
Sell	N$	5,468	10/2004	0	(98)	(98)
Buy	PN	1,193	11/2004	6	0	6
Buy	PZ	1,723	11/2004	6	0	6
Buy		1,729	12/2004	6	0	6
Buy	RR	9,534	10/2004	2	0	2
Buy		12,830	11/2004	4	0	4
Buy	S$	483	10/2004	5	0	5
Buy		592	11/2004	6	0	6
Sell	SK	30,385	12/2004	0	(145)	(145)
Buy	SV	19,882	11/2004	11	0	11
Buy	T$	14,904	11/2004	1	0	1

				$768	$(19,995)	$(19,227)

(j)	The aggregate value of fair valued securities is $5,683, which is 0.36% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

92  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Schedule of Investments

Global Bond Fund (Unhedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.3%

Crusade Global Trust
2.041% due 05/15/2021 (a)		$753	$753
Homeside Mortgage Securities Trust
1.820% due 01/20/2027 (a)		308	307
Medallion Trust
1.820% due 07/12/2031 (a)		823	818
Superannuation Members Home Loans Global Fund
2.135% due 06/15/2026 (a)		249	249
Torrens Trust
2.020% due 07/15/2031 (a)		318	318

Total Australia (Cost $2,451)			2,445

AUSTRIA (j) 0.5%

Republic of Austria
5.000% due 01/15/2008	EC	3,000	3,965
5.500% due 01/15/2010		600	822

Total Austria (Cost $3,491)			4,787

BELGIUM (j) 0.6%

Kingdom of Belgium
6.250% due 03/28/2007	EC	1,200	1,616
7.000% due 11/21/2004	BF	95,900	2,974
7.500% due 07/29/2008	EC	900	1,295

Total Belgium (Cost $5,200)			5,885

BRAZIL 0.3%

Republic of Brazil
2.062% due 04/15/2009 (a)		$1,521	1,494
2.125% due 04/15/2012 (a)		1,707	1,592

Total Brazil (Cost $2,959)			3,086

CANADA (j) 3.4%

Alcan, Inc.
2.100% due 12/08/2004 (a)		$3,000	3,000
Commonwealth of Canada
5.500% due 06/01/2009	C$	7,900	6,666
5.250% due 06/01/2013		5,500	4,580
5.500% due 06/01/2010		4,300	3,634
6.000% due 06/01/2008		11,100	9,475
6.000% due 06/01/2011		5,000	4,343

Total Canada (Cost $28,994)			31,698

CAYMAN ISLANDS (j) 0.6%

Pylon Ltd.
6.016% due 12/22/2008 (a)	EC	1,500	1,935
Redwood Capital Ltd.
3.900% due 01/01/2006 (a)		$1,000	1,009
Residential Reinsurance Ltd.
6.690% due 12/01/2005 (a)		400	344
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)	JY	51,826	472
Vita Capital Ltd.
2.950% due 01/01/2007 (a)		$1,500	1,509

Total Cayman Islands (Cost $5,142)			5,269

DENMARK (j) 0.1%

Nykredit Konvertible
6.000% due 10/01/2029	DK	5,359	938
Unikredit Realkredit
6.000% due 07/01/2029		1,243	$218

Total Denmark (Cost $725)			1,156

FINLAND (j) 0.1%

Republic of Finland
5.000% due 07/04/2007	EC	1,000	1,314

Total Finland (Cost $991)			1,314

FRANCE (j) 4.7%

Auto Asset-Backed Securities Compartment
2.340% due 10/28/2011 (a)	EC	1,399	1,742
Axa S.A.
3.750% due 01/01/2017		397	638
Republic of France
3.500% due 01/12/2009		13,800	17,377
4.000% due 04/25/2009		2,260	2,899
4.000% due 10/25/2009		16,080	20,622

Total France (Cost $40,198)			43,278

GERMANY (j) 25.2%

Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,350	1,783
KFW International Finance, Inc.
3.500% due 11/15/2005		$5,300	6,674
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007	EC	520	688
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		530	696
Republic of Germany
3.750% due 07/04/2013		1,800	2,213
4.250% due 01/04/2014		20,700	26,333
4.500% due 01/04/2013		2,240	2,912
4.750% due 07/04/2028		1,300	1,646
5.000% due 01/04/2012		25,200	33,880
5.000% due 07/04/2012		28,600	38,390
5.250% due 07/04/2010		20,800	28,236
5.250% due 01/04/2011		14,200	19,316
5.375% due 01/04/2010		1,900	2,590
5.500% due 01/04/2031		6,200	8,731
5.625% due 01/04/2028		14,970	21,223
6.250% due 01/04/2030		12,100	18,610
6.500% due 07/04/2027		12,660	19,930

Total Germany (Cost $224,621)			233,851

IRELAND (j) 0.5%

Celtic Residential Irish Mortgage Securitisation
2.305% due 06/13/2035 (a)(k)	EC	3,863	4,803

Total Ireland (Cost $4,664)			4,803

ITALY (j) 4.3%

First Italian Auto Transaction
2.403% due 07/01/2008 (a)	EC	515	639
Republic of Italy
4.250% due 11/01/2009		2,470	3,197
4.500% due 05/01/2009		4,150	5,429
5.500% due 11/01/2010		1,400	1,923
6.000% due 11/01/2007		14,000	18,953
7.750% due 11/01/2006		3,100	4,250
Siena Mortgage SpA
2.346% due 12/16/2038 (a)		4,400	$5,473

Total Italy (Cost $38,729)			39,864

JAPAN (j) 7.7%

Government of Japan
0.300% due 12/20/2007	JY	3,053,000	27,746
0.700% due 09/20/2008		630,000	5,784
1.400% due 09/20/2011		1,620,000	15,105
1.600% due 09/20/2013		2,160,000	20,088
2.400% due 06/20/2024		250,000	2,401

Total Japan (Cost $68,756)			71,124

LUXEMBOURG (j) 0.4%

Tyco International Group S.A.
4.375% due 11/19/2004	EC	1,644	2,051
5.875% due 11/01/2004		$1,800	1,805

Total Luxembourg (Cost $3,681)			3,856

MEXICO (j) 0.5%

Pemex Project Funding Master Trust
8.625% due 02/01/2022		$300	342
Petroleos Mexicanos
8.850% due 09/15/2007		480	544
9.375% due 12/02/2008		650	759
United Mexican States
6.750% due 06/06/2006	JY	233,000	2,331

Total Mexico (Cost $3,832)			3,976

NETHERLANDS (j) 2.3%

Delphinus BV
2.400% due 04/25/2093 (a)	EC	2,000	2,467
2.406% due 11/28/2031 (a)		5,000	6,224
Dutch Mortgage-Backed Securities BV
2.326% due 07/02/2077 (a)		1,336	1,652
2.358% due 11/02/2034 (a)		848	1,048
2.364% due 11/20/2035 (a)		3,698	4,580
2.400% due 10/02/2079 (a)		1,000	1,238
Holland Euro-Denominated Mortgage-Backed Series
2.385% due 04/18/2012 (a)		1,111	1,374
Kingdom of Netherlands
5.000% due 07/15/2011		2,100	2,822

Total Netherlands (Cost $19,717)			21,405

NEW ZEALAND (j) 0.2%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	2,307	1,978

Total New Zealand (Cost $1,096)			1,978

PANAMA 0.2%

Republic of Panama
2.750% due 07/17/2014 (a)		$815	785
8.250% due 04/22/2008		1,170	1,293

Total Panama (Cost $2,063)			2,078

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 93

Schedule of Investments (Cont.)

Global Bond Fund (Unhedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
PERU 0.2%

Republic of Peru
9.125% due 01/15/2008		$1,300	$1,474

Total Peru (Cost $1,456)			1,474

RUSSIA 0.5%

Russian Federation
5.000% due 03/31/2030 (a)		$120	116
8.750% due 07/24/2005		2,490	2,599
10.000% due 06/26/2007		1,570	1,776

Total Russia (Cost $4,520)			4,491

SOUTH AFRICA 0.2%

Republic of South Africa
8.375% due 10/17/2006		$1,261	1,388

Total South Africa (Cost $1,399)			1,388

SPAIN (j) 1.3%

Hipotebansa Mortgage Securitization Fund
2.258% due 01/18/2018 (a)	EC	1,449	1,793
Kingdom of Spain
4.000% due 01/31/2010		980	1,255
4.950% due 07/30/2005		880	1,118
5.150% due 07/30/2009		6,140	8,269

Total Spain (Cost $8,536)			12,435

SWEDEN (j) 0.3%

Kingdom of Sweden
5.000% due 01/28/2009	SK	20,200	2,923

Total Sweden (Cost $2,004)			2,923

TUNISIA 0.0%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$100	110

Total Tunisia (Cost $111)			110

UNITED KINGDOM (j) 12.1%

Bauhaus Securities Ltd.
2.438% due 10/30/2052 (a)		$10,422	12,974
Dolerite Funding PLC
2.010% due 08/20/2032 (a)		879	878
Haus Ltd.
2.375% due 12/14/2037 (a)	EC	2,905	3,615
Holmes Financing PLC
2.355% due 10/15/2009 (a)		1,800	2,244
2.375% due 07/25/2010 (a)		3,200	3,993
Lloyds TSB Bank PLC
5.625% due 07/15/2049		2,410	3,239
Ocwen Mortgage Loan Trust
2.626% due 12/15/2031 (a)		219	272
SRM Investment Ltd.
2.335% due 08/26/2034 (a)		846	1,054
United Kingdom Gilt
4.000% due 03/07/2009	BP	17,610	30,976
5.000% due 03/07/2008		14,600	26,692
5.000% due 03/07/2012		11,600	21,262
8.000% due 09/27/2013		2,100	4,674
Xerox Capital Europe PLC
5.250% due 12/03/2004	EC	400	504

Total United Kingdom (Cost $107,700)			112,377

UNITED STATES (j) 30.8%

Asset-Backed Securities 3.4%

AFC Home Equity Loan Trust
2.150% due 12/22/2027 (a)		$108	$108
Ameriquest Mortgage Securities, Inc.
2.250% due 02/25/2033 (a)		210	211
2.250% due 03/25/2033 (a)		199	200
Amortizing Residential Collateral Trust
1.965% due 10/25/2031 (a)		144	144
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.310% due 06/25/2029 (a)		252	253
Argent Securities, Inc.
2.090% due 03/25/2034 (a)		973	973
Bear Stearns Asset-Backed Securities, Inc.
2.170% due 10/25/2032 (a)		110	110
2.240% due 10/25/2032 (a)		260	261
2.290% due 03/25/2043 (a)		383	384
CDC Mortgage Capital Trust
2.130% due 08/25/2032 (a)		64	64
2.180% due 01/10/2032 (a)		64	64
Centex Home Equity
2.120% due 01/25/2034 (a)		2,396	2,399
Citibank Credit Card Master Trust
5.750% due 07/16/2007	DM	1,000	681
Conseco Finance Securitizations Corp.
2.130% due 10/15/2031 (a)		$138	138
CS First Boston Mortgage Securities Corp.
1.945% due 03/25/2034 (a)		2,147	2,148
2.150% due 01/25/2032 (a)		102	102
2.290% due 10/25/2032 (a)		72	72
Fieldstone Mortgage Investment Corp.
2.130% due 01/25/2035 (a)		1,724	1,726
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.190% due 09/25/2032 (a)		1	1
GMAC Mortgage Corp. Loan Trust
2.201% due 11/18/2025 (a)		330	331
GSAMP Trust
1.640% due 10/25/2033 (a)		1,392	1,392
Home Equity Asset Trust
1.990% due 08/25/2034 (a)		1,507	1,508
2.300% due 05/25/2033 (a)		1,423	1,429
Irwin Home Equity Loan Trust
2.360% due 06/25/2028 (a)		481	483
Long Beach Mortgage Loan Trust
2.160% due 05/25/2032 (a)		19	19
2.160% due 06/25/2033 (a)		462	462
Morgan Stanley Dean Witter Capital I, Inc.
2.170% due 07/25/2032 (a)		94	94
2.210% due 07/25/2030 (a)		26	26
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		1,308	1,307
Novastar Home Equity Loan
2.020% due 08/25/2028 (a)		233	234
2.115% due 04/25/2028 (a)		455	455
Option One Mortgage Loan Trust
1.960% due 06/25/2033 (a)		837	837
2.090% due 10/12/2032 (a)		417	418
Provident Bank Home Equity Loan Trust
2.060% due 04/25/2029 (a)		117	116
Providian Home Equity Loan Trust
2.130% due 06/25/2025 (a)		44	44
Quest Trust
2.400% due 06/25/2034 (a)		3,767	3,769
Residential Asset Mortgage Products, Inc.
1.940% due 04/25/2025 (a)		448	448
2.120% due 06/25/2032 (a)		338	339
Residential Asset Securities Corp.
1.960% due 03/25/2019 (a)		961	962
1.970% due 04/25/2013 (a)		2,801	2,803
2.090% due 07/25/2032 (a)		1,113	1,113
Residential Funding Mortgage Securities II, Inc.
1.970% due 07/25/2018 (a)		1,942	1,943
Saxon Asset Securities Trust
2.110% due 01/25/2032 (a)		544	544
2.240% due 12/25/2032 (a)		95	96
Specialty Underwriting & Residential Finance
2.170% due 06/25/2034 (a)		537	538

			31,749

Corporate Bonds & Notes 3.1%

CIT Group, Inc.
3.180% due 01/31/2005 (a)		100	100
DaimlerChrysler Financial Services N.A. LLC
1.810% due 04/27/2005 (a)		1,500	1,496
Echostar DBS Corp.
4.850% due 10/01/2008 (a)		200	209
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		1,100	1,106
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)		1,400	1,401
7.500% due 03/15/2005		100	102
7.600% due 08/01/2005		2,900	3,012
General Electric Capital Corp.
0.100% due 12/20/2005	JY	300,000	2,727
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)		$800	802
2.880% due 10/20/2005 (a)		970	978
5.000% due 01/18/2005	EC	800	1,002
5.500% due 02/02/2005		2,500	3,138
7.430% due 12/01/2021		$122	123
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		250	265
J.P. Morgan Chase & Co., Inc.
4.560% due 02/15/2012 (a)		760	825
MetLife, Inc.
3.911% due 05/15/2005		700	707
MGM Mirage, Inc.
6.950% due 02/01/2005		1,380	1,404
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (a)		800	919
9.870% due 06/30/2049		100	117
Morgan Stanley Dean Witter Capital I, Inc.
1.900% due 04/15/2016 (a)		3,800	3,804
Park Place Entertainment Corp.
7.875% due 12/15/2005		200	211
Rogers Cablesystems, Inc.
10.000% due 03/15/2005		400	414
SBC Communications, Inc.
4.250% due 06/05/2021		2,500	2,530
Sprint Capital Corp.
7.900% due 03/15/2005		1,330	1,363
UFJ Finance Aruba AEC
6.750% due 07/15/2013		200	222
Yum! Brands, Inc.
7.450% due 05/15/2005		200	206

			29,183

Mortgage-Backed Securities 2.5%

Citicorp Mortgage Securities, Inc.
7.430% due 01/01/2024		123	124
Countrywide Alternative Loan Trust
1.990% due 06/25/2034 (a)		582	581
Countrywide Home Loans, Inc.
4.945% due 09/19/2032 (a)		199	201
Credit-Based Asset Servicing & Securitization LLC
2.180% due 01/25/2032 (a)		117	117
CS First Boston Mortgage Securities Corp.
5.772% due 05/25/2032 (a)		86	87
6.500% due 04/25/2033		776	790
GS Mortgage Securities Corp.
1.910% due 11/15/2015 (a)		552	553
6.526% due 08/15/2011 (a)		400	448
Impac Secured Assets CMN Owner Trust
2.030% due 08/25/2034 (a)		3,988	3,991
J.P. Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		2,300	2,573

94  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Mellon Residential Funding Corp.
2.200% due 12/15/2030 (a)	$2,283	$2,288
Residential Funding Mortgage Securities I, Inc.
5.613% due 09/25/2032 (a)	116	116
6.500% due 03/25/2032	297	302
Sequoia Mortgage Trust
2.161% due 10/19/2026 (a)	2,245	2,245
2.161% due 07/20/2033 (a)	3,167	3,152
Structured Asset Mortgage Investments, Inc.
2.101% due 09/19/2032 (a)	4,270	4,269
6.530% due 06/25/2029 (a)	55	56
Structured Asset Securities Corp.
2.140% due 10/25/2027 (a)	1,383	1,384
Washington Mutual, Inc.
5.149% due 10/25/2032 (a)	373	379

		23,656

Municipal Bonds & Notes 1.8%

Baltimore County, Maryland General Obligation Bond, Series 2004
5.000% due 08/01/2012	300	336
California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036	200	204
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	900	852
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031	200	203
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034	300	305
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026	100	112
City and County of Honolulu, Hawaii General Obligation Bonds, Series 2004-B
5.000% due 07/01/2010	500	553
Florida State Department Environmental Protection Preservation Revenue Bonds, Series 2001-B
5.000% due 07/01/2011	550	612
Florida State Turnpike Authority Revenue Bonds, Series 2003-C
5.000% due 07/01/2033	1,445	1,484
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	300	290
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033	400	402
Hawaii State General Obligation Bonds, Series 2001
5.500% due 08/01/2011	800	911
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	300	304
Illinois State General Obligation Bonds, Series 2004-B
5.000% due 03/01/2013	200	221
Indiana Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	100	102
Irving, Texas Waterworks & Sewer System Revenue Bonds, (FSA Insured), Series 2003
5.000% due 08/15/2011	100	111
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	400	410
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	200	223
Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	900	923
5.000% due 06/01/2032	1,400	1,429
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	102
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041	200	204
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	200	228
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	200	219
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,000	873
New York City Municipal Water & Sewer Finance Authority Revenue Bonds, Series 2003-A
5.000% due 06/15/2035	1,200	1,219
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 08/01/2011	800	904
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003-A1
5.500% due 06/01/2017	200	218
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	400	444
State of Louisiana General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	800	881
Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	1,400	1,501

		16,780

	Shares
Preferred Security 0.2%

DG Funding Trust
3.360% due 12/29/2049 (a)	130	$1,398

	Principal Amount (000s)

U.S. Government Agencies 4.8%

Fannie Mae
0.000% due 06/01/2017	$30,300	15,526
3.466% due 03/01/2024 (a)	34	36
3.608% due 11/01/2023 (a)	27	28
5.000% due 07/01/2018-10/14/2034 (d)	2,881	2,889
5.500% due 10/01/2017-10/14/2034 (d)	3,729	3,780
6.470% due 09/25/2012	1,000	1,139
7.000% due 01/01/2005	0	0
9.000% due 04/01/2016	64	70
15.750% due 12/01/2011	2	2
Federal Home Loan Bank
5.750% due 08/15/2011	500	545
Federal Housing Administration
7.400% due 02/01/2021	550	555
Freddie Mac
3.456% due 02/01/2029 (a)	889	922
3.464% due 05/01/2023 (a)	155	162
5.000% due 09/15/2016	825	844
Government National Mortgage Association
2.378% due 02/16/2030 (a)	682	689
3.250% due 01/20/2030 (a)	325	324
3.375% due 05/20/2022-05/20/2030 (a)(d)	1,247	1,263
4.625% due 12/20/2023-12/20/2026 (a)(d)	201	203
4.750% due 07/20/2022-09/20/2026 (a)(d)	424	429
8.500% due 12/15/2029-03/15/2031 (d)	754	831
13.500% due 02/15/2011	8	9
Small Business Administration
6.640% due 02/01/2011	1,472	1,596
7.640% due 03/10/2010	425	473
Tennessee Valley Authority
4.875% due 12/15/2016	6,700	7,117
5.880% due 04/01/2036	3,900	4,301
7.140% due 05/23/2012	1,000	1,180

		44,913

U.S. Treasury Obligations 15.0%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	1,025	1,050
3.000% due 07/15/2012	8,638	9,568
3.500% due 01/15/2011	15,562	17,619
3.625% due 04/15/2028	234	297
4.250% due 01/15/2010	10,020	11,632
U.S. Treasury Bonds
6.625% due 02/15/2027	1,000	1,227
8.875% due 08/15/2017	23,400	33,389
11.250% due 02/15/2015	500	796
U.S. Treasury Notes
3.000% due 02/15/2009	8,100	8,021
4.000% due 02/15/2014	46,000	45,659
4.875% due 02/15/2012	2,200	2,345
6.500% due 02/15/2010	2,300	2,640
U.S. Treasury Strip
0.000% due 02/15/2019 (c)	11,200	5,539

		139,782

Total United States (Cost $279,662)		287,461

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 95

Schedule of Investments (Cont.)

Global Bond Fund (Unhedged)

September 30, 2004 (Unaudited)

	# of Contracts	Value (000s)
PURCHASED PUT OPTIONS 0.0%
Euro-Bund 10-Year Note December Futures (OTC) Strike @ 105.750
Exp. 11/23/2004	1,258	$0
U.S. Treasury 10-Year Notes December Futures (CBOT) Strike @ 97.000
Exp. 11/26/2004	300	5

Total Purchased Put Options (Cost $21)		5

SHORT-TERM INSTRUMENTS 14.6%

	Principal Amount (000s)

Commercial Paper 9.9%

Altria Group, Inc.
1.800% due 10/29/2004	$2,200	2,200
CDC Commercial Corp.
1.480% due 10/05/2004	3,500	3,499
1.670% due 12/10/2004	900	897
Comcast Corp.
1.940% due 11/15/2004	1,350	1,347
Danske Corp.
1.665% due 11/22/2004	4,900	4,888
1.765% due 12/09/2004	7,100	7,074
1.785% due 12/16/2004	200	199
Fannie Mae
3.466% due 10/01/2004	4,400	4,400
1.734% due 11/15/2004	3,300	3,293
1.819% due 12/22/2004	10,800	10,753
Ford Motor Credit Co.
2.480% due 04/04/2005	2,300	2,275
General Electric Capital Corp.
1.610% due 11/16/2004	7,200	7,185
1.800% due 12/14/2004	4,900	4,881
HBOS Treasury Services PLC
1.575% due 11/09/2004	4,600	4,592
1.715% due 11/30/2004	2,900	2,891
1.780% due 12/07/2004	600	598
1.750% due 12/14/2004	4,800	4,781
Rabobank USA Financial Corp.
1.860% due 10/01/2004	2,400	2,400
Shell Finance (UK) PLC
1.685% due 11/24/2004	5,100	5,087
UBS Finance, Inc.
1.665% due 11/23/2004	4,800	4,788
1.675% due 11/24/2004	1,400	1,397
1.690% due 11/29/2004	10,300	10,271
1.700% due 11/30/2004	100	100
1.765% due 12/07/2004	2,200	2,192

		91,988

Repurchase Agreement 1.4%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $13,557. Repurchase proceeds are $13,292.)	13,291	13,291

	Principal Amount (000s)
U.S. Treasury Bills 3.3%
1.616% due 12/02/2004-12/16/2004 (d)(e)(f)	$30,340	$30,227

Total Short-Term Instruments (Cost $135,525)		135,506

Total Investments 111.9% (Cost $998,244)		$1,040,023

Written Options (h) (0.5%) (Premiums $2,641)		(4,424)

Other Assets and Liabilities (Net) (11.4%)		(105,865)

Net Assets 100.0%		$929,734

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Principal only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $17,940 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(f)	Securities with an aggregate market value of $8,017 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	235	$13
Eurodollar September Long Futures	09/2005	511	(211)
Euro-Bund 10-Year Note Long Futures	12/2004	1,300	1,344
Government of Japan 10-Year Note Long Futures	12/2004	114	1,547
U.S. Treasury 10-Year Note Long Futures	12/2004	965	746
U.S. Treasury 30-Year Bond Long Futures	12/2004	350	198
U.S. Treasury 5-Year Note Short Futures	12/2004	333	(21)

			$3,616

96  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(g)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018	BP	5,500	$10
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		2,600	(14)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		13,800	39
Lehman Brothers, Inc.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		15,000	(233)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		10,940	(203)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		1,700	6
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2017		2,600	(12)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/20/2018		10,500	(116)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	06/17/2010	EC	5,380	(146)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		40,500	(4,414)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,690	(179)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	2
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		800	(75)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		14,200	239
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		23,100	364
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	6.000%	03/15/2031		5,400	(1,333)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	5.500%	03/15/2016		15,500	281
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017		5,300	110
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		13,100	194
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		37,300	(2,020)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		22,000	(1,040)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2017		3,900	114
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/20/2018		12,700	231
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	6,000	(40)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		70,000	(594)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.310%	07/14/2005	JY	693,000	(60)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.035%	05/18/2010		360,000	(217)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		1,040,000	(128)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		755,000	(281)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,890,000	(1,310)
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		770,000	(46)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	31,400	74
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		85,500	208
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		66,400	155
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$20,000	(1,223)
Bank of America	3-month LIBOR	Receive	6.000%	12/15/2024		26,600	(2,705)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		16,800	(594)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/17/2031		13,400	(1,814)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		8,000	(569)
Lehman Brothers, Inc.	3-month LIBOR	Receive	4.000%	12/15/2009		1,800	(72)
Lehman Brothers, Inc.	3-month LIBOR	Pay	5.000%	12/15/2014		14,200	(51)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Receive	6.000%	12/17/2031		5,500	(957)
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014		9,300	(512)

							$(18,931

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	$2,200	$2
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	800	3
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	800	2

						$7

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.350%	04/01/2005	$3,000	$0
Wachovia Bank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.400%	03/01/2005	4,000	0

					$0

(k)	The aggregate value of fair valued securities is $4,803, which is 0.52% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 97

Schedule of Investments (Cont.)

Global Bond Fund (Unhedged)

September 30, 2004 (Unaudited)

(h)	Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures		$115.000		11/26/2004	239	$130	$78

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.175	%**	10/04/2004	$40,000	$1,242	$2,461
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	8,400	71	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	19,000	196	0
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	8,400	43	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	19,000	163	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	19,200	422	1,398
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	3,000	129	229
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	3,000	129	19
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	3,900	116	239

						$2,511	$4,346

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(i)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$8,100	$8,874	$8,849
U.S. Treasury Note	3.625	05/15/2013	47,100	45,963	45,281
U.S. Treasury Note	4.000	02/15/2014	49,000	48,636	47,888

				$103,473	$102,018

(j)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	4,629	10/2004	$77	$0	$77
Buy	BP	13,103	10/2004	393	0	393
Buy	BR	915	10/2004	27	0	27
Buy		595	11/2004	11	0	11
Sell	C$	10,669	10/2004	0	(111)	(111)
Buy	CP	41,758	11/2004	4	0	4
Buy	DK	52,155	12/2004	245	0	245
Buy	EC	7,513	10/2004	147	0	147
Sell		25,203	10/2004	0	(740)	(740)
Buy	H$	1,246	10/2004	0	0	0
Buy		1,555	11/2004	0	0	0
Buy		1,509	12/2004	0	0	0
Buy	JY	23,596,509	10/2004	1,014	0	1,014
Buy	KW	200,853	10/2004	2	0	2
Buy		232,900	11/2004	1	0	1
Buy		529,165	12/2004	0	(2)	(2)
Buy	MP	2,452	11/2004	1	0	1
Buy		1,715	12/2004	2	0	2
Sell	N$	2,526	10/2004	0	(45)	(45)
Buy	PN	602	11/2004	2	0	2
Buy	PZ	8,282	10/2004	57	0	57
Sell		8,282	10/2004	0	(107)	(107)
Buy		601	11/2004	2	0	2
Buy		604	12/2004	2	0	2
Buy	RR	5,493	10/2004	1	0	1
Buy		5,702	11/2004	2	0	2
Buy	S$	272	10/2004	3	0	3
Buy		338	11/2004	3	0	3
Buy	SK	34,136	12/2004	163	0	163
Buy	SV	10,404	11/2004	6	0	6
Buy	T$	6,624	11/2004	0	0	0

				$2,165	$(1,005)	$1,160

98  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.3%

Crusade Global Trust
2.041% due 05/15/2021 (a)		$166	$166
Homeside Mortgage Securities Trust
1.820% due 01/20/2027 (a)		62	61
Medallion Trust
1.820% due 07/12/2031 (a)		249	248
Superannuation Members Home Loans Global Fund
2.135% due 06/15/2026 (a)		62	62
Torrens Trust
2.020% due 07/15/2031 (a)		94	94

Total Australia (Cost $632)			631

BELGIUM (i) 1.2%

Kingdom of Belgium
6.250% due 03/28/2007	EC	500	673
7.000% due 11/21/2004	BF	5,800	180
7.500% due 07/29/2008	EC	900	1,295

Total Belgium (Cost $1,578)			2,148

BRAZIL 0.4%

Republic of Brazil
2.125% due 04/15/2009 (a)		$471	462
2.125% due 04/15/2012 (a)		188	176

Total Brazil (Cost $613)			638

CANADA (i) 3.6%

Commonwealth of Canada
5.500% due 06/01/2009	C$	900	759
5.500% due 06/01/2010		1,600	1,352
6.000% due 06/01/2008		3,200	2,732
6.000% due 06/01/2011		1,700	1,477

Total Canada (Cost $5,549)			6,320

CAYMAN ISLANDS (i) 0.4%

Redwood Capital Ltd.
5.450% due 01/01/2006 (a)		$300	303
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)	JY	2,516	23
Vita Capital Ltd.
2.950% due 01/01/2007 (a)		$400	402

Total Cayman Islands (Cost $721)			728

DENMARK (i) 0.2%

Nykredit Konvertible
6.000% due 10/01/2029	DK	1,303	228
Unikredit Realkredit
6.000% due 07/01/2029		319	56

Total Denmark (Cost $178)			284

FRANCE (i) 5.9%

Axa S.A.
3.750% due 01/01/2017	EC	50	80
Republic of France
4.000% due 10/25/2009		2,260	2,898
4.000% due 04/25/2014		2,500	3,108
7.250% due 04/25/2006		3,000	4,001

Total France (Cost $9,002)			10,087

GERMANY (i) 18.4%

KFW International Finance, Inc.
3.500% due 11/15/2005	EC	1,300	$1,637
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		90	119
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	276
Republic of Germany
3.750% due 07/04/2013		100	123
4.250% due 01/04/2014		4,200	5,343
5.000% due 01/04/2012		800	1,076
5.000% due 07/04/2012		3,100	4,161
5.250% due 01/04/2011		6,600	8,978
5.625% due 01/04/2028		2,040	2,892
6.250% due 01/04/2030		200	308
6.500% due 07/04/2027		4,500	7,084

Total Germany (Cost $29,625)			31,997

IRELAND (i) 0.2%

Emerald Mortgages PLC
2.336% due 10/22/2035 (a)	EC	84	104
Lusitano Mortgages PLC
2.396% due 12/15/2035 (a)		170	212

Total Ireland (Cost $284)			316

ITALY (i) 4.6%

Findomestic Securitization Vehicle SRL
2.416% due 12/20/2008 (a)	EC	900	1,122
First Italian Auto Transaction
2.403% due 07/01/2008 (a)		126	156
Republic of Italy
4.500% due 05/01/2009		1,280	1,674
5.500% due 11/01/2010		400	549
6.000% due 11/01/2007		1,200	1,625
7.750% due 11/01/2006		700	960
Siena Mortgage SpA
2.346% due 12/16/2038 (a)		1,600	1,990

Total Italy (Cost $7,247)			8,076

JAPAN (i) 8.7%

Government of Japan
0.300% due 12/20/2007	JY	835,000	7,589
0.700% due 09/20/2008		310,000	2,846
1.400% due 09/20/2011		270,000	2,517
1.600% due 09/20/2013		180,000	1,674
1.900% due 09/20/2022		50,000	452
2.400% due 06/20/2024		4,000	38

Total Japan (Cost $14,577)			15,116

LUXEMBOURG (i) 0.4%

Tyco International Group S.A.
4.375% due 11/19/2004	EC	280	349
5.875% due 11/01/2004		$400	401

Total Luxembourg (Cost $717)			750

MEXICO 0.4%

Pemex Project Funding Master Trust
8.625% due 02/01/2022		$300	342
Petroleos Mexicanos
8.850% due 09/15/2007		140	159
9.375% due 12/02/2008		190	222

Total Mexico (Cost $639)			723

NETHERLANDS (i) 2.2%

Delphinus BV
2.386% due 06/25/2066 (a)	EC	466	$577
2.400% due 04/25/2093 (a)		500	617
2.406% due 11/28/2031 (a)		500	622
Dutch Mortgage-Backed Securities BV
2.400% due 10/02/2079 (a)		1,000	1,238
Holland Euro-Denominated Mortgage-Backed Series
2.385% due 04/18/2012 (a)		278	344
Kingdom of Netherlands
5.000% due 07/15/2011		200	269

Total Netherlands (Cost $3,660)			3,667

NEW ZEALAND (i) 0.2%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	430	369

Total New Zealand (Cost $238)			369

PANAMA 0.2%

Republic of Panama
2.750% due 07/17/2014 (a)		$148	143
8.250% due 04/22/2008		200	221

Total Panama (Cost $361)			364

PERU 0.2%

Republic of Peru
4.500% due 03/07/2017 (a)		$250	224
9.125% due 01/15/2008		100	113

Total Peru (Cost $296)			337

RUSSIA 0.6%

Russian Federation
5.000% due 03/31/2030 (a)		$120	116
8.750% due 07/24/2005		500	522
10.000% due 06/26/2007		280	317

Total Russia (Cost $960)			955

SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$210	231

Total South Africa (Cost $233)			231

SPAIN (i) 2.1%

Hipotebansa Mortgage Securitization Fund
2.226% due 01/18/2018 (a)	EC	136	168
2.268% due 07/18/2022 (a)(j)		372	459
Kingdom of Spain
4.950% due 07/30/2005		220	280
5.150% due 07/30/2009		1,990	2,680

Total Spain (Cost $2,485)			3,587

SWEDEN (i) 0.2%

Kingdom of Sweden
5.000% due 01/28/2009	SK	2,300	333

Total Sweden (Cost $228)			333

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 99

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
TUNISIA 0.1%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$100	$110

Total Tunisia (Cost $111)			110

UNITED KINGDOM (i) 9.0%

Bauhaus Securities Ltd.
2.438% due 10/30/2052 (a)	EC	504	628
Dolerite Funding PLC
2.010% due 08/20/2032 (a)		$153	153
Haus Ltd.
2.375% due 12/14/2037 (a)	EC	1,038	1,291
Lloyds TSB Bank PLC
5.625% due 07/15/2049		590	793
Ocwen Mortgage Loan Trust
2.626% due 12/15/2031 (a)		17	21
United Kingdom Gilt
4.000% due 03/07/2009	BP	1,660	2,920
5.000% due 03/07/2008		2,700	4,936
5.000% due 03/07/2012		1,600	2,933
5.000% due 09/07/2014		100	184
8.000% due 09/27/2013		790	1,758

Total United Kingdom (Cost $14,686)			15,617

UNITED STATES (i) 33.4%

Asset-Backed Securities 4.0%

AFC Home Equity Loan Trust
2.150% due 12/22/2027 (a)		$53	53
Ameriquest Mortgage Securities, Inc.
1.970% due 08/25/2034 (a)		540	540
2.250% due 02/25/2033 (a)		60	60
2.250% due 03/25/2033 (a)		66	66
Amortizing Residential Collateral Trust
2.190% due 10/25/2031 (a)		48	48
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.310% due 06/25/2029 (a)		41	41
Bear Stearns Asset-Backed Securities, Inc.
2.170% due 10/25/2032 (a)		18	18
2.290% due 03/25/2043 (a)		143	144
CDC Mortgage Capital Trust
2.130% due 08/25/2032 (a)		13	13
2.180% due 01/10/2032 (a)		16	16
Citibank Credit Card Master Trust
4.875% due 04/07/2005 (a)	DM	800	515
Conseco Finance Securitizations Corp.
2.130% due 10/15/2031 (a)		$97	97
Countrywide Asset-Backed Certificates
2.100% due 08/25/2032 (a)		182	182
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)		33	33
2.290% due 10/25/2032 (a)		15	15
First Alliance Mortgage Loan Trust
2.041% due 12/20/2027 (a)		143	143
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.960% due 07/25/2033 (a)		294	295
GSAMP Trust
2.130% due 03/25/2034 (a)		704	705
Home Equity Asset Trust
1.990% due 08/25/2034 (a)		251	251
2.250% due 03/25/2033 (a)		73	73
Irwin Home Equity Loan Trust
2.360% due 06/25/2028 (a)		160	161
MLCC Mortgage Investors, Inc.
2.140% due 03/15/2025 (a)		178	179
Morgan Stanley Dean Witter Capital I, Inc.
2.170% due 07/25/2032 (a)		27	27
2.210% due 07/25/2030 (a)		8	8
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		344	344
Providian Home Equity Loan Trust
2.130% due 06/25/2025 (a)		66	67
Quest Trust
2.400% due 06/25/2034 (a)		728	728
Renaissance Home Equity Loan Trust
2.340% due 12/25/2033 (a)		160	161
Residential Asset Mortgage Products, Inc.
2.120% due 06/25/2032 (a)		113	113
Residential Asset Securities Corp.
1.970% due 04/25/2013 (a)		467	467
2.070% due 09/25/2031 (a)		120	120
2.090% due 07/25/2032 (a)		296	296
Specialty Underwriting & Residential Finance
2.170% due 06/25/2034 (a)		161	161
Structured Asset Investment Loan Trust
1.970% due 07/25/2033 (a)		164	164
Structured Asset Securities Corp.
2.240% due 05/25/2034 (a)		699	699

			7,003

Corporate Bonds & Notes 3.8%

DaimlerChrysler Financial Services N.A. LLC
1.810% due 04/27/2005 (a)		250	249
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		400	402
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)		400	400
7.500% due 03/15/2005		400	409
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	90,000	806
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)		$300	301
2.880% due 10/20/2005 (a)		500	504
5.250% due 05/16/2005		500	509
J.P. Morgan Chase & Co., Inc.
4.560% due 02/15/2012 (a)		100	109
MetLife, Inc.
3.911% due 05/15/2005		100	101
MGM Mirage, Inc.
6.950% due 02/01/2005		310	315
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (a)		200	230
Morgan Stanley Dean Witter Capital I, Inc.
1.900% due 04/15/2016 (a)		760	761
Newcourt Credit Group, Inc.
6.875% due 02/16/2005		220	224
Norfolk Southern Corp.
2.380% due 02/28/2005 (a)		300	301
Rogers Cablesystems, Inc.
10.000% due 03/15/2005		100	103
SBC Communications, Inc.
4.206% due 06/05/2005		400	405
Sprint Capital Corp.
7.900% due 03/15/2005 (a)		350	359
UFJ Finance Aruba AEC
6.750% due 07/15/2013		70	78
Yum! Brands, Inc.
7.450% due 05/15/2005		100	103

			6,669

Mortgage-Backed Securities 4.1%

Commercial Mortgage Asset Trust
6.975% due 04/17/2013		300	347
Countrywide Alternative Loan Trust
1.990% due 06/25/2034 (a)		73	73
Countrywide Home Loan Mortgage Pass Through Trust
2.220% due 09/25/2034 (a)		865	865
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		155	158
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		700	763
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		100	112
GSR Mortgage Loan Trust
3.481% due 06/01/2034 (a)		741	736
Impac CMB Trust
2.240% due 07/25/2033 (a)		90	90
Impac Secured Assets CMN Owner Trust
2.030% due 08/25/2034 (a)		816	816
J.P. Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		600	671
Residential Funding Mortgage Securities I, Inc.
5.610% due 09/25/2032 (a)		25	25
6.500% due 03/25/2032		64	65
Sequoia Mortgage Trust
2.161% due 07/20/2033 (a)		792	788
Structured Asset Mortgage Investments, Inc.
2.101% due 09/19/2032 (a)		854	854
6.519% due 06/25/2029 (a)		7	7
Structured Asset Securities Corp.
2.340% due 07/25/2032 (a)		377	378
Washington Mutual Mortgage Securities Corp.
3.066% due 02/27/2034 (a)		223	224
6.000% due 03/25/2032		31	32
Washington Mutual, Inc.
5.142% due 10/25/2032 (a)		90	91

			7,095

Municipal Bonds & Notes 2.4%

California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036		300	306
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		200	189
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	203
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	112
City and County of Honolulu, Hawaii General Obligation Bonds, Series 2004-B
5.000% due 07/01/2010		100	111
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		200	231
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		100	101
Hawaii State General Obligation Bonds, Series 2001
5.500% due 08/01/2011		200	228
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	406
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028		100	102
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		100	112

100  PIMCO Funds Semi-Annual Report   |  09.30.04  |   See accompanying notes

	Principal Amount (000s)	Value (000s)
Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	$300	$308
5.000% due 06/01/2032	400	408
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	102
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	100	114
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	100	110
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	100	103
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033	300	307
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	100	111
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	100	102
Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	400	429

		4,195

	Shares
Preferred Security 0.4%

DG Funding Trust
3.360% due 12/29/2049 (a)	70	752

	Principal Amount (000s)
Purchased Call Options 0.0%

30-Year Interest Rate Swap (OTC)
5.750%* due 04/27/2009	400	32

Purchased Put Options 0.0%
30-Year Interest Rate Swap (OTC)
6.250%* due 04/27/2009	400	23

U.S. Government Agencies 5.4%

Fannie Mae
2.090% due 08/25/2030 (a)	715	715
5.174% due 04/01/2033 (a)	172	176
5.500% due 10/01/2016-10/14/2034 (c)	1,397	1,417
6.470% due 09/25/2012	1,000	1,139
Federal Home Loan Bank
5.750% due 08/15/2011	1,000	1,090
Freddie Mac
5.000% due 09/15/2016	248	253
Government National Mortgage Association
2.378% due 02/16/2030 (a)	195	197
2.428% due 02/16/2030 (a)	210	212
3.250% due 01/20/2030 (a)	132	132
3.375% due 05/20/2028-06/20/2030 (a)(c)	589	597
4.625% due 11/20/2021-12/20/2026 (a)(c)	114	116
4.750% due 07/20/2022-09/20/2026 (a)(c)	241	246
Small Business Administration
6.640% due 02/10/2011	384	416
Tennessee Valley Authority
4.875% due 12/15/2016	400	425
5.880% due 04/01/2036	1,000	1,103
7.140% due 05/23/2012	1,000	1,180

		9,414

U.S. Treasury Obligations 13.3%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	615	630
3.000% due 07/15/2012	948	1,050
3.500% due 01/15/2011	3,265	3,696
4.250% due 01/15/2010	1,464	1,699
U.S. Treasury Bonds
7.250% due 05/15/2016	200	252
7.500% due 11/15/2016	9,240	11,877
11.250% due 02/15/2015	700	1,114
U.S. Treasury Notes
3.000% due 02/15/2009	2,200	2,179
6.500% due 02/15/2010	600	689

		23,186

Total United States (Cost $57,940)		58,369

SHORT-TERM INSTRUMENTS 17.3%

Commercial Paper 13.6%

ABN AMRO North America
1.945% due 01/31/2005	1,200	1,192
ASB Bank Ltd.
1.725% due 12/03/2004	1,300	1,296
Barclays U.S. Funding Corp.
1.750% due 11/15/2004	700	698
CBA (de) Finance
1.520% due 10/15/2004	800	799
1.890% due 12/29/2004	500	498
Comcast Corp.
1.940% due 11/15/2004	250	249
Danske Corp.
1.630% due 10/25/2004	300	300
1.580% due 10/29/2004	4,100	4,095
1.765% due 12/09/2004	300	299
Den Norske Bank ASA
1.500% due 10/06/2004	600	600
1.790% due 12/09/2004	600	598
Dexia Delaware LLC
1.830% due 12/20/2004	1,900	1,892
Fannie Mae
1.010% due 10/01/2004	800	800
1.800% due 11/29/2004	2,100	2,094
General Electric Capital Corp.
1.610% due 11/16/2004	2,400	2,395
HBOS Treasury Services PLC
1.625% due 11/02/2004	900	899
1.715% due 11/26/2004	600	598
1.715% due 11/29/2004	400	399
1.820% due 12/14/2004	500	498
Republic of Italy
1.420% due 10/13/2004	1,000	999
Spintab AB
1.615% due 11/01/2004	2,000	1,997
Svenska Handelsbanken, Inc.
1.615% due 10/29/2004	400	399

		23,594

Repurchase Agreement 0.8%
State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $1,538. Repurchase proceeds are $1,505.)	$1,505	$1,505

U.S. Treasury Bills 2.9%
1.617% due 12/02/2004-12/16/2004 (c)(d)(e)	5,010	4,992

Total Short-Term Instruments (Cost $30,095)		30,091

Total Investments 110.3% (Cost $182,655)		$191,844
Written Options (g) (0.7%) (Premiums 638)		(1,146)
Other Assets and Liabilities (Net) (9.6%)		(16,776)

Net Assets 100.0%		$173,922

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $1,505 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	44	$2
Eurodollar September Long Futures	09/2005	97	(40)
Euro-Bund 10-Year Note Long Futures	12/2004	343	474
Euro-Bund Purchased Put Options Strike @ 104.00	12/2004	20	0
Government of Japan 10-Year Note Long Futures	12/2004	21	276
U.S. Treasury 10-Year Note Long Futures	12/2004	136	23
U.S. Treasury 30-Year Bond Long Futures	12/2004	40	(20)
U.S. Treasury 5-Year Note Short Futures	12/2004	12	(1)

			$714

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 101

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017	BP	800	$(4)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		1,800	5
Lehman Brothers, Inc.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		3,500	(54)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		3,680	(28)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		5,900	33
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/20/2018		1,500	(17)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	4,770	(232)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		1,300	19
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		7,100	112
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.500%	03/15/2016		3,400	84
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	5.500%	03/15/2016		1,800	33
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		1,100	16
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		14,600	(791)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,100	(147)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/20/2018		1,800	33
Goldman Sachs & Co.	3-month H-HIBOR	Receive	5.550%	03/16/2006	H$	4,300	(29)
Goldman Sachs & Co.	3-month H-HIBOR	Receive	5.906%	07/11/2006		20,000	(169)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.310%	07/14/2005	JY	232,000	(20)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		340,000	(42)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		110,000	(41)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		300,000	(104)
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		540,000	(32)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	12,800	30
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		16,800	42
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		13,200	31
Bank of America	3-month LIBOR	Receive	6.000%	12/15/2024		$6,100	(620)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		700	(24)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		900	(39)
Lehman Brothers, Inc.	3-month LIBOR	Receive	4.000%	12/15/2009		600	(24)
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014		12,000	(841)

							$(2,820)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	$500	$0
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	300	1
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	200	1

						$2

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$200	$0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	200	0

					$0

102  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(g)	Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures		$114.000		11/26/2004	5	$3	$3
Call - CBOT U.S. Treasury Note December Futures		116.000		11/26/2004	29	11	5

						$14	$8

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.175	%**	10/04/2004	$8,000	$249	$492
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	1,200	12	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	1,200	5	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	5,200	114	379
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	2,500	107	190
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	2,500	107	16
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	1,000	30	61

						$624	$1,138

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$6,300	$6,239	$6,230
U.S. Treasury Note	5.000	08/15/2011	385	414	411
U.S. Treasury Note	4.375	08/15/2012	2,800	2,887	2,888

				$9,540	$9,529

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	600	10/2004	$0	$(10)	$(10)
Sell	BP	202	10/2004	0	(7)	(7)
Buy	BR	178	10/2004	5	0	5
Sell	C$	8,004	10/2004	0	(184)	(184)
Buy	CP	8,102	11/2004	1	0	1
Sell	DK	3,259	12/2004	0	(15)	(15)
Buy	EC	980	10/2004	20	0	20
Sell		51,113	10/2004	0	(1,471)	(1,471)
Buy	H$	1,238	10/2004	0	0	0
Buy		560	12/2004	0	0	0
Sell	JY	1,259,501	10/2004	0	(53)	(53)
Buy	KW	34,830	10/2004	0	0	0
Buy		143,049	12/2004	0	(1)	(1)
Buy	MP	466	11/2004	0	0	0
Buy		336	12/2004	0	0	0
Sell	N$	472	10/2004	0	(8)	(8)
Buy	PN	119	11/2004	0	0	0
Buy	PZ	71	11/2004	0	0	0
Buy		72	12/2004	0	0	0
Buy	RR	939	10/2004	0	0	0
Buy	S$	52	10/2004	1	0	1
Sell	SK	2,625	12/2004	0	(13)	(13)
Buy	SV	2,053	11/2004	2	0	2

				$29	$(1,762)	$(1,733)

(j)	The aggregate value of fair valued securities is $459, which is 0.26% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 103

Schedule of Investments

GNMA Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 100.0%

Fannie Mae
1.910% due 10/25/2033 (a)	$217	$217
2.251% due 07/01/2011 (a)	5,950	5,983
2.773% due 07/01/2011 (a)	2,485	2,496
5.000% due 03/01/2034	2,804	2,782
5.500% due 10/14/2034	19,500	19,762
5.753% due 03/01/2018 (a)	18	18
6.500% due 05/01/2031 - 08/01/2032 (b)	565	593
9.000% due 07/01/2018	20	22
Federal Housing Administration
8.137% due 09/01/2040	468	475
Freddie Mac
3.265% due 06/01/2030 (a)	38	39
3.331% due 05/01/2019 (a)	21	21
5.500% due 10/14/2034	3,000	3,041
6.851% due 05/01/2031 (a)	83	83
7.500% due 08/15/2029 (c)	90	15
Government National Mortgage Association
0.000% due 03/16/2026 (d)	154	151
1.978% due 01/16/2031 - 02/16/2032 (a)(b)	10,804	10,806
2.028% due 08/16/2032 (a)	1,965	1,968
2.078% due 08/16/2031 (a)	236	236
2.087% due 12/16/2026 (a)	1,489	1,493
2.178% due 06/16/2027 (a)	3,206	3,215
2.278% due 07/16/2028 (a)	339	341
2.312% due 05/16/2027 (a)	191	192
2.328% due 04/16/2032 (a)	825	832
2.428% due 05/16/2029 (a)	2,944	2,968
2.461% due 06/20/2030 (a)	187	188
3.375% due 06/20/2022 - 02/20/2026 (a)(b)	163	166
3.500% due 07/20/2029 - 05/20/2031 (a)(b)	1,437	1,460
4.000% due 05/20/2016 - 11/23/2034 (a)(b)	33,933	34,347
4.500% due 02/20/2018 - 10/20/2030 (a)(b)	3,495	3,507
4.625% due 12/20/2017 (a)	26	27
4.750% due 07/20/2018 - 08/20/2025 (a)(b)	51	51
5.000% due 02/20/2028 - 10/15/2033 (b)	18,758	18,752
5.500% due 03/16/2022 - 10/21/2034 (b)	210,180	213,912
6.000% due 11/15/2033 - 10/21/2034 (b)	96,851	100,483
6.500% due 12/15/2023 - 07/20/2031 (b)	9,055	9,293
7.500% due 10/15/2022 - 06/15/2033 (b)	3,821	4,118
Small Business Administration
7.449% due 08/01/2010	244	270

Total U.S. Government Agencies (Cost $445,045)		444,323

MORTGAGE-BACKED SECURITIES 1.4%
Bank of America Mortgage Securities, Inc.
5.606% due 10/20/2032 (a)	238	241
CS First Boston Mortgage Securities Corp.
1.690% due 03/25/2032 (a)	566	560
1.727% due 03/25/2032 (a)	720	721
1.930% due 08/25/2033 (a)	1,006	1,002
Sequoia Mortgage Trust
2.151% due 06/20/2032 (a)	636	635
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (a)	1,135	1,131
Structured Asset Securities Corp.
2.130% due 01/25/2033 (a)	391	391
2.140% due 10/25/2027 (a)	922	923
2.320% due 03/25/2031 (a)	49	50
2.490% due 08/25/2032 (a)	427	413

		6,067

Total Mortgage-Backed Securities (Cost $6,094)		6,067

ASSET-BACKED SECURITIES 1.5%

ACE Securities Corp.
2.180% due 06/25/2032 (a)	114	115
Amortizing Residential Collateral Trust
2.130% due 07/25/2032 (a)	248	248
Centex Home Equity Loan Trust
2.100% due 04/25/2032 (a)	292	293
2.140% due 01/25/2032 (a)	144	144
Chase Funding Loan Acquisition Trust
2.080% due 04/25/2031 (a)	93	93
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)	530	530
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032 (a)	2,000	1,679
9.290% due 12/15/2029 (a)	376	378
Countrywide Asset-Backed Certificates
2.100% due 05/25/2032 (a)	167	167
Credit-Based Asset Servicing and Securitization
2.160% due 06/25/2032 (a)	288	288
Home Equity Asset Trust
2.140% due 11/25/2032 (a)	175	175
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	261	262
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (a)	174	174
NPF XII, Inc.
7.345% due 10/01/2003 (e)(k)	300	0
Saxon Asset Securities Trust
2.100% due 08/25/2032 (a)	186	186
Sequoia Mortgage Trust
2.180% due 10/25/2024 (a)	1,600	1,602
WFS Financial Owner Trust
1.850% due 10/20/2008 (a)	540	540

Total Asset-Backed Securities (Cost $7,132)		6,874

	# of Contracts
PURCHASED CALL OPTIONS 0.1%

Eurodollar March Futures (CME) Strike @ 97.250 Exp. 03/14/2005	383,000	259

Total Purchased Call Options (Cost $447)		259

SHORT-TERM INSTRUMENTS 57.3%
	Principal Amount (000s)
Certificates of Deposit 1.9%

Citibank New York N.A.
1.660% due 11/23/2004	$7,900	7,900
1.880% due 12/22/2004	700	700

		8,600

Commercial Paper 54.3%

Bank of Ireland
1.785% due 12/08/2004	9,800	9,765
1.840% due 12/17/2004	3,200	3,187
Barclays U.S. Funding Corp.
1.770% due 10/21/2004	11,900	11,888
1.855% due 12/16/2004	1,100	1,096
CBA (de) Finance
1.635% due 11/16/2004	2,700	2,694
Danske Corp.
1.480% due 10/06/2004	3,800	3,799
1.570% due 10/25/2004	4,300	4,296
1.580% due 10/29/2004	2,900	2,897
1.765% due 12/09/2004	200	199
1.850% due 12/27/2004	1,800	1,792
Den Norske Bank ASA
1.850% due 12/27/2004	1,000	995
Fannie Mae
1.180% due 11/01/2004	400	400
1.434% due 10/06/2004	400	400
1.498% due 10/20/2004	3,900	3,897
1.530% due 10/18/2004	3,600	3,597
1.559% due 10/27/2004	4,900	4,894
1.594% due 12/01/2004	2,700	2,692
1.605% due 11/10/2004	600	599
1.625% due 11/17/2004	6,900	6,885
1.660% due 11/24/2004	14,600	14,563
1.687% due 12/01/2004	7,700	7,676
1.731% due 12/08/2004	5,200	5,182
1.760% due 12/08/2004	4,000	3,986
Federal Home Loan Bank
1.595% due 11/12/2004	400	399
1.650% due 12/08/2004	4,000	3,986
ForeningsSparbanken AB
1.780% due 12/10/2004	8,100	8,070
Fortis Funding LLC
1.930% due 01/25/2005	4,900	4,869
Freddie Mac
1.470% due 10/12/2004	10,500	10,495
1.500% due 10/19/2004	3,600	3,597
1.540% due 11/08/2004	3,800	3,794
1.560% due 10/20/2004	1,200	1,199
General Electric Capital Corp.
1.590% due 11/08/2004	9,900	9,883
1.600% due 11/09/2004	600	599
1.720% due 12/02/2004	1,200	1,196
1.800% due 12/14/2004	800	797
HBOS Treasury Services PLC
1.495% due 10/05/2004	2,700	2,700
1.580% due 10/26/2004	1,400	1,399
1.610% due 11/10/2004	1,000	998
1.715% due 11/26/2004	4,200	4,189
1.715% due 11/29/2004	2,400	2,393
1.780% due 12/07/2004	200	199
1.780% due 12/08/2004	500	498
ING U.S. Funding LLC
1.790% due 12/08/2004	11,300	11,260
Nordea North America, Inc.
1.790% due 12/08/2004	1,100	1,096
1.865% due 12/21/2004	7,100	7,070
1.920% due 01/25/2005	3,800	3,776
Rabobank USA Financial Corp.
1.960% due 01/28/2005	9,800	9,736
Royal Bank of Scotland PLC
1.630% due 10/25/2004	6,100	6,093
1.630% due 11/03/2004	200	200
1.835% due 12/20/2004	3,500	3,485
Spintab AB
1.620% due 11/10/2004	1,700	1,697
1.960% due 01/26/2005	200	199
Stadshypoket Delaware, Inc.
1.610% due 11/09/2004	900	898
1.820% due 12/14/2004	11,400	11,356

104  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Svenska Handelsbanken, Inc.
1.625% due 11/04/2004	$2,500	$2,496
1.685% due 11/22/2004	5,800	5,786
1.730% due 12/02/2004	700	698
1.790% due 12/08/2004	3,300	3,288
UBS Finance, Inc.
1.690% due 11/29/2004	3,200	3,191
1.765% due 12/07/2004	6,700	6,677
1.850% due 12/21/2004	3,100	3,087
1.930% due 01/24/2005	100	99
1.955% due 01/31/2005	100	99

		240,926

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Freddie Mac 2.010% due 10/06/2005 valued at $573. Repurchase proceeds are $562.)	562	562

U.S. Treasury Bill 1.0%

1.625% due 12/16/2004 (f)(g)	4,240	4,223

Total Short-Term Instruments (Cost $254,333)		254,311

Total Investments 160.3% (Cost $713,051)		$711,834

Written Options (i) (0.1%) (Premiums $919)		(496)

Other Assets and Liabilities (Net) (60.2%)		(267,181)

Net Assets 100.0%		$444,157

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Interest only security.
(d)	Principal only security.
(e)	Security is in default.
(f)	Securities with an aggregate market value of $747 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $3,476 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year
Note Long Futures	12/2004	22	$23

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2006	$62,200	$152
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	13,000	123
Lehman Brothers, Inc.	3-month LIBOR	Receive	4.000%	12/15/2009	23,000	66
Lehman Brothers, Inc.	3-month LIBOR with 6.940% interest rate cap	Receive	premium amount of $316	07/01/2011	8,000	(176)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	14,900	155

						$320

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$4,550	$0

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	178	$80	$58
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	121	56	70
Put - CBOT U.S. Treasury Note December Futures	109.000	11/26/2004	121	60	19

				$196	$147

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	25,000	$420	$291
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	25,000	303	58

						$723	$349

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	6.000	10/14/2034	$22,000	$22,756	$22,657
Fannie Mae	6.500	10/14/2034	500	525	524

				$23,281	$23,181

(k)	The aggregate value of fair valued securities is $0, which is 0.00% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 105

Schedule of Investments

High Yield Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 75.5%

Banking & Finance 8.9%

Arvin Capital I
9.500% due 02/01/2027	$1,500	$1,556
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	38,890	42,196
Beaver Valley Funding Corp.
9.000% due 06/01/2017	9,382	10,978
Bluewater Finance Ltd.
10.250% due 02/15/2012	40,840	44,516
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)	21,000	21,032
Borden US Finance Corp.
6.430% due 07/15/2010 (a)	1,900	1,933
9.000% due 07/15/2014	4,100	4,325
Cedar Brakes II LLC
9.875% due 09/01/2013	17,754	19,707
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	8,495	9,111
Consolidated Communications Illinois/Texas Holdings, Inc.
9.750% due 04/01/2012	600	618
Credit & Repackaged Securities Ltd.
10.250% due 10/30/2006	9,250	10,243
8.900% due 04/01/2007 (l)	5,000	5,453
Eircom Funding
8.250% due 08/15/2013	3,000	3,300
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,104
Gemstone Investors Ltd.
7.710% due 10/31/2004	13,393	13,410
General Motors Acceptance Corp.
8.000% due 11/01/2031	9,225	9,575
Host Marriott LP
7.000% due 08/15/2012	9,600	10,152
Isles CBO Ltd.
1.966% due 10/27/2010 (a)	1,708	1,508
JET Equipment Trust
9.410% due 06/15/2010 (b)	1,172	779
10.000% due 06/15/2012 (b)	8,680	5,772
7.630% due 08/15/2012 (b)	3,786	2,380
JSG Funding PLC
9.625% due 10/01/2012	15,936	18,087
Kraton Polymers LLC
8.125% due 01/15/2014	10,275	10,121
La Quinta Properties, Inc.
8.875% due 03/15/2011	4,305	4,843
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (a)	17,342	19,913
9.870% due 12/31/2049	23,615	27,738
Pemex Project Funding Master Trust
7.375% due 12/15/2014	6,350	6,937
8.625% due 02/01/2022	3,304	3,765
Pride Credit Linked
8.850% due 04/02/2007 (l)	5,000	5,448
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	77,975	69,983
7.750% due 02/15/2031	5,730	4,412
Refco Finance Holdings LLC
9.000% due 08/01/2012	16,225	17,401
Riggs Capital Trust
8.625% due 12/31/2026	12,645	13,909
Riggs Capital Trust II
8.875% due 03/15/2027	15,680	17,326
Riggs National Corp.
9.650% due 06/15/2009	2,605	3,048
Rotech Healthcare, Inc.
9.500% due 04/01/2012	46,587	50,081
Salton SEA Funding
7.370% due 05/30/2005	3,348	3,474
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	7,150	7,436
Targeted Return Index Securities Trust
8.010% due 08/01/2015 (a)	66,320	71,454
UGS Corp.
10.000% due 06/01/2012	7,625	8,349
Universal City Development Partners
11.750% due 04/01/2010	21,065	24,646
Ventas Capital Corp.
8.750% due 05/01/2009	17,040	19,085

		637,104

Industrials 52.7%

Abitibi-Consolidated, Inc.
6.950% due 12/15/2006	2,290	2,376
6.950% due 04/01/2008	11,415	11,700
5.250% due 06/20/2008	7,875	7,668
8.550% due 08/01/2010	960	1,034
6.000% due 06/20/2013	30,351	28,075
8.850% due 08/01/2030	13,743	13,674
AES Ironwood LLC
8.857% due 11/30/2025	51,117	57,251
Ahold Finance USA, Inc.
8.250% due 07/15/2010	17,565	19,892
Alderwoods Group, Inc.
7.750% due 09/15/2012	7,150	7,597
Allied Waste North America, Inc.
8.875% due 04/01/2008	7,649	8,337
8.500% due 12/01/2008	8,880	9,679
6.500% due 11/15/2010	27,780	27,641
9.250% due 09/01/2012	9,565	10,689
7.875% due 04/15/2013	33,520	35,531
American Media Operations, Inc.
10.250% due 05/01/2009	37,554	39,713
American Tower Corp.
7.500% due 05/01/2012	850	871
American Tower Escrow Corp.
0.000% due 08/01/2008	30,878	23,158
American Towers, Inc.
7.250% due 12/01/2011	6,145	6,422
AmeriGas Partners LP
10.000% due 04/15/2006	200	220
8.830% due 04/19/2010	14,555	16,532
8.875% due 05/20/2011	7,965	8,821
Arco Chemical Co.
10.250% due 11/01/2010	1,877	2,083
Argo-Tech Corp.
9.250% due 06/01/2011	750	808
Armor Holdings, Inc.
8.250% due 08/15/2013	1,065	1,179
ArvinMeritor, Inc.
8.750% due 03/01/2012	26,805	29,821
Aviall, Inc.
7.625% due 07/01/2011	15,845	17,192
Boise Cascade Corp.
7.000% due 11/01/2013	2,410	2,814
7.350% due 02/01/2016	2,246	2,654
Boyd Gaming Corp.
8.750% due 04/15/2012	200	224
7.750% due 12/15/2012	17,667	19,036
Building Materials Corp. of America
7.750% due 07/15/2005	18,349	18,762
Cablevision Systems Corp.
1.500% due 04/01/2009 (a)	9,550	9,980
8.000% due 04/15/2012	12,750	13,387
Caesars Entertainment, Inc.
8.125% due 05/15/2011	2,775	3,219
Canwest Media, Inc.
10.625% due 05/15/2011	17,560	20,062
CCO Holdings LLC
8.750% due 11/15/2013	22,605	22,294
Charter Communications Holdings LLC
9.625% due 11/15/2009	18,307	14,508
8.000% due 04/30/2012	10,030	10,055
8.375% due 04/30/2014	7,110	7,101
Chesapeake Energy Corp.
8.125% due 04/01/2011	2,957	3,252
7.500% due 06/15/2014	18,570	20,381
7.000% due 08/15/2014	6,450	6,853
Colorado Interstate Gas Co.
6.850% due 06/15/2037	7,400	7,733
Commonwealth Brands, Inc.
9.750% due 04/15/2008	12,435	12,995
10.625% due 09/01/2008	14,940	15,612
Community Health Systems, Inc.
10.228% due 10/19/2006 (l)	4,000	4,432
10.000% due 03/13/2007 (l)	3,500	3,927
Continental Airlines, Inc.
7.056% due 09/15/2009	1,500	1,486
7.461% due 04/01/2015	2,919	2,707
7.373% due 12/15/2015	1,132	888
6.545% due 02/02/2019	7,163	6,917
7.566% due 03/15/2020	3,130	2,422
Crown Castle International Corp.
10.750% due 08/01/2011	19,448	21,733
Crown European Holdings S.A.
9.500% due 03/01/2011	33,550	37,576
10.875% due 03/01/2013	9,570	11,173
CSC Holdings, Inc.
7.875% due 12/15/2007	200	213
7.250% due 07/15/2008	1,550	1,620
8.125% due 07/15/2009	10,865	11,598
8.125% due 08/15/2009	11,640	12,426
7.625% due 04/01/2011	59,073	62,544
6.750% due 04/15/2012	13,400	13,500
Delhaize America, Inc.
8.125% due 04/15/2011	41,125	47,171
Delta Air Lines, Inc.
7.379% due 05/18/2010	8,177	7,559
Dex Media West LLC
8.500% due 08/15/2010	26,595	30,318
9.875% due 08/15/2013	39,024	46,048
Dimon, Inc.
9.625% due 10/15/2011	550	583
DirecTV Holdings LLC
8.375% due 03/15/2013	37,695	43,067
Dobson Communications Corp.
8.875% due 10/01/2013	11,400	7,410
Donohue Forest Products
7.625% due 05/15/2007	4,000	4,200
Dresser, Inc.
9.375% due 04/15/2011	42,940	47,449
Dura Operating Corp.
8.625% due 04/15/2012	32,170	32,009
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	33,100	33,596
7.670% due 11/08/2016	34,790	33,311
Dynegy Holdings, Inc.
8.100% due 07/15/2008 (a)	2,500	2,687
9.875% due 07/15/2010	5,300	6,015
10.125% due 07/15/2013	3,690	4,262
EchoStar DBS Corp.
10.375% due 10/01/2007	9,585	10,106
4.850% due 10/01/2008 (a)	8,450	8,809
El Paso CGP Co.
6.500% due 05/15/2006	5,250	5,368
6.500% due 06/01/2008	9,525	9,334
7.625% due 09/01/2008	13,426	13,594
6.375% due 02/01/2009	5,250	5,066
7.750% due 06/15/2010	2,040	2,050
9.625% due 05/15/2012	2,800	2,947
El Paso Corp.
6.750% due 05/15/2009	8,525	8,525
7.000% due 05/15/2011	3,500	3,395
7.875% due 06/15/2012	2,605	2,598
7.375% due 12/15/2012	21,905	21,248
7.800% due 08/01/2031	27,520	24,286
7.750% due 01/15/2032	5,375	4,717

106  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
El Paso Production Holding Co.
7.750% due 06/01/2013	$28,705	$28,920
Encore Acquisition Co.
6.250% due 04/15/2014	6,325	6,357
Equistar Chemicals LP
10.125% due 09/01/2008	13,125	14,864
8.750% due 02/15/2009	27,925	30,229
10.625% due 05/01/2011	2,975	3,406
Evergreen Resources, Inc.
5.875% due 03/15/2012	12,075	12,498
Exco Resources, Inc.
7.250% due 01/15/2011	8,480	9,031
Extendicare Health Services
9.500% due 07/01/2010	8,940	10,080
Ferrellgas Partners LP
6.990% due 08/01/2005 (j)	7,000	7,148
7.080% due 08/01/2006 (j)(l)	5,000	5,198
8.780% due 08/01/2007 (j)(l)	14,000	15,360
7.120% due 08/01/2008 (j)(l)	11,000	11,674
8.870% due 08/01/2009 (j)(l)	7,300	8,321
7.240% due 08/01/2010 (j)(l)	20,000	21,458
8.750% due 06/15/2012	2,600	2,873
Fimep S.A.
10.500% due 02/15/2013	8,785	10,322
Fisher Scientific International, Inc.
8.000% due 09/01/2013	3,050	3,431
6.750% due 08/15/2014	3,000	3,165
Foundation PA Coal Co.
7.250% due 08/01/2014	3,500	3,736
Freescale Semiconductor, Inc.
4.380% due 07/15/2009 (a)	7,515	7,740
6.875% due 07/15/2011	700	732
7.125% due 07/15/2014	4,750	4,964
Fresenius Medical Care
7.875% due 06/15/2011	35,435	39,510
Gaylord Entertainment Co.
8.000% due 11/15/2013	5,200	5,499
General Motors Corp.
7.700% due 06/15/2015	6,550	7,500
8.250% due 07/15/2023	9,735	10,265
Georgia-Pacific Corp.
9.375% due 02/01/2013	1,000	1,183
8.000% due 01/15/2014	950	1,088
8.250% due 03/01/2023	8,690	8,994
8.125% due 06/15/2023	14,425	14,894
8.000% due 01/15/2024	19,980	22,827
7.250% due 06/01/2028	5,925	6,162
8.875% due 05/15/2031	13,320	16,217
Grief Brothers Corp.
8.875% due 08/01/2012	1,925	2,156
GulfTerra Energy Partners LP
8.500% due 06/01/2010	13,804	16,133
Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,303
Hanover Equipment Trust
8.500% due 09/01/2008	51,295	55,399
HCA, Inc.
7.875% due 02/01/2011	5,313	6,016
6.250% due 02/15/2013	6,428	6,636
6.750% due 07/15/2013	54,408	57,937
7.190% due 11/15/2015	900	976
Hilton Hotels Corp.
7.625% due 12/01/2012	27,885	32,556
HMH Properties, Inc.
7.875% due 08/01/2008	4,894	5,059
Hollinger Participation Trust
12.125% due 11/15/2010 (c)	19,312	21,769
Horizon Lines LLC
9.000% due 11/01/2012	5,200	5,512
Host Marriott LP
8.375% due 02/15/2006	7,950	8,427
9.500% due 01/15/2007	17,585	19,563
9.250% due 10/01/2007	9,885	11,121
7.125% due 11/01/2013	1,015	1,071
Ingles Markets, Inc.
8.875% due 12/01/2011	6,615	7,161
Insight Midwest LP
9.750% due 10/01/2009	15,640	16,422
9.750% due 10/01/2009	15,350	16,118
10.500% due 11/01/2010	19,503	21,453
Invensys PLC
9.875% due 03/15/2011	11,550	11,897
ISP Chemco, Inc.
10.250% due 07/01/2011	39,455	44,190
ITT Corp.
7.375% due 11/15/2015	2,000	2,190
Jefferson Smurfit Corp.
8.250% due 10/01/2012	5,385	5,964
7.500% due 06/01/2013	2,300	2,438
Johnsondiversey, Inc.
9.625% due 05/15/2012	3,839	4,319
K&F Industries, Inc.
9.250% due 10/15/2007	1,000	1,024
9.625% due 12/15/2010	2,605	2,911
K2, Inc.
7.375% due 07/01/2014	1,350	1,438
Kappa Beheer BV
10.625% due 07/15/2009	2,485	2,634
La Quinta Inns
7.400% due 09/15/2005	4,050	4,197
La Quinta Properties, Inc.
7.000% due 08/15/2012	2,800	2,965
Legrand S.A.
8.500% due 02/15/2025	17,225	19,809
Lyondell Chemical, Co.
9.875% due 05/01/2007	3,510	3,725
Mail Well I Corp.
9.625% due 03/15/2012	18,250	20,166
Mandalay Resort Group
6.500% due 07/31/2009	1,725	1,798
9.375% due 02/15/2010	52,722	60,894
7.625% due 07/15/2013	12,635	13,456
MCI, Inc.
5.908% due 05/01/2007	11,699	11,626
6.688% due 05/01/2009	60,638	58,591
Mediacom Broadband LLC
11.000% due 07/15/2013	36,465	39,018
Merisant Co.
9.500% due 07/15/2013	3,480	3,323
Meritor Automotive, Inc.
6.800% due 02/15/2009	3,900	4,017
MGM Mirage, Inc.
8.500% due 09/15/2010	3,730	4,257
8.375% due 02/01/2011	42,030	46,601
Midwest Generation LLC
8.560% due 01/02/2016	95,755	102,218
Mirage Resorts, Inc.
6.750% due 08/01/2007	5,750	6,095
6.750% due 02/01/2008	4,555	4,737
Nalco Co.
7.750% due 11/15/2011	22,725	24,202
8.875% due 11/15/2013	10,550	11,394
National Nephrology Associates, Inc.
9.000% due 11/01/2011	2,000	2,323
NeighborCare, Inc.
6.875% due 11/15/2013	700	732
Newpark Resources, Inc.
8.625% due 12/15/2007	10,660	10,927
Norampac, Inc.
6.750% due 06/01/2013	9,395	9,841
North Atlantic Trading Co.
9.250% due 03/01/2012	1,250	1,206
Northwest Airlines, Inc.
6.841% due 10/01/2012	3,100	3,064
6.810% due 02/01/2020	8,649	7,666
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	12,485	13,640
8.750% due 11/15/2012	32,185	35,886
8.250% due 05/15/2013	21,160	22,641
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	11,193	12,956
PanAmSat Corp.
6.375% due 01/15/2008	1,015	1,035
Park Place Entertainment Corp.
9.375% due 02/15/2007	7,278	8,133
8.875% due 09/15/2008	5,355	6,118
7.875% due 03/15/2010	11,727	13,310
7.000% due 04/15/2013	45,588	50,945
Peabody Energy Corp.
6.875% due 03/15/2013	42,380	45,982
Plains Exploration & Production Co.
7.125% due 06/15/2014	13,225	14,250
Premcor Refining Group, Inc.
6.750% due 02/01/2011	3,340	3,574
6.750% due 05/01/2014	6,200	6,448
Primedia, Inc.
7.625% due 04/01/2008	3,501	3,475
7.086% due 05/15/2010 (a)	3,380	3,414
8.875% due 05/15/2011	6,700	6,734
8.000% due 05/15/2013	37,685	36,036
Quebecor Media, Inc.
11.125% due 07/15/2011	36,579	42,432
Qwest Communications International, Inc.
5.211% due 02/15/2009 (a)	12,000	11,490
7.250% due 02/15/2011	43,065	41,019
7.500% due 02/15/2014	16,550	15,267
Qwest Corp.
9.125% due 03/15/2012	41,780	46,167
8.875% due 06/01/2031	11,720	11,632
Raychem Corp.
8.200% due 10/15/2008	5,075	5,821
Rayovac Corp.
8.500% due 10/01/2013	7,500	8,175
Reddy Ice Group, Inc.
8.875% due 08/01/2011	6,300	6,820
Roundy’s, Inc.
8.875% due 06/15/2012	37,708	40,819
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	1,600	1,810
8.750% due 02/02/2011	5,225	6,126
6.875% due 12/01/2013	6,050	6,474
Safety-Kleen Corp.
9.250% due 06/01/2008 (b)	22,459	56
9.250% due 05/15/2009 (b)	11,042	607
Saks, Inc.
8.250% due 11/15/2008	1	1
Seneca Gaming Corp.
7.250% due 05/01/2012	900	934
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	13,175	14,361
8.000% due 03/15/2012	14,300	14,908
Six Flags, Inc.
9.500% due 02/01/2009	5,600	5,502
8.875% due 02/01/2010	1	0
9.750% due 04/15/2013	17,580	16,701
Sonat, Inc.
6.750% due 10/01/2007	4,915	4,915
7.625% due 07/15/2011	24,087	23,846
SPX Corp.
9.400% due 06/14/2005 (l)	20,000	20,363
6.250% due 06/15/2011	24,925	24,427
7.500% due 01/01/2013	11,925	12,178
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	22,700	24,573
7.875% due 05/01/2012	10,177	11,564
Station Casinos, Inc.
6.000% due 04/01/2012	18,985	19,555
6.500% due 02/01/2014	6,165	6,304

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 107

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Stone Container Corp.
9.750% due 02/01/2011	$19,444	$21,631
8.375% due 07/01/2012	13,820	15,306
Stone Container Finance
7.375% due 07/15/2014	5,775	6,078
Tenet Healthcare Corp.
6.375% due 12/01/2011	15,465	13,957
6.500% due 06/01/2012	15,725	14,153
7.375% due 02/01/2013	54,010	51,039
9.875% due 07/01/2014	14,740	15,477
Tenneco Automotive, Inc.
10.250% due 07/15/2013	31,800	36,411
Time Warner Telecom, Inc.
9.750% due 07/15/2008	22,735	22,621
10.125% due 02/01/2011	18,250	17,611
Toys “R” Us, Inc.
7.625% due 08/01/2011	17,875	17,964
7.875% due 04/15/2013	11,325	11,353
TransMontaigne, Inc.
9.125% due 06/01/2010	2,000	2,255
Triad Hospitals, Inc.
7.000% due 05/15/2012	4,850	5,093
7.000% due 11/15/2013	19,113	19,543
Trinity Industries, Inc.
6.500% due 03/15/2014	12,515	12,390
TRW Automotive, Inc.
9.375% due 02/15/2013	9,890	11,349
Tyco International Group S.A.
5.875% due 11/01/2004	1,000	1,003
United Airlines, Inc.
6.201% due 09/01/2008	2,296	1,910
7.730% due 07/01/2010 (b)	26,678	21,709
7.186% due 04/01/2011 (b)	74	62
6.602% due 09/01/2013	6,950	5,872
7.783% due 01/01/2014	212	174
2.020% due 03/02/2049 (a)(b)	4,572	3,751
US Airways, Inc.
9.625% due 09/01/2024 (b)	368,294	14
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,452
Vintage Petroleum, Inc.
7.875% due 05/15/2011	10,525	11,314
8.250% due 05/01/2012	23,750	26,541
VoiceStream Wireless Corp.
10.375% due 11/15/2009	1	1
Westlake Chemical Corp.
8.750% due 07/15/2011	4,250	4,792
Williams Cos., Inc.
7.375% due 11/15/2006	3,600	3,893
8.125% due 03/15/2012	920	1,065
7.625% due 07/15/2019	35,945	39,540
7.875% due 09/01/2021	55,329	61,692
7.750% due 06/15/2031	22,110	22,552
8.750% due 03/15/2032	5,050	5,669
Yell Finance BV
0.000% due 08/01/2011 (d)	4,500	4,433
Young Broadcasting, Inc.
8.500% due 12/15/2008	9,795	10,456
10.000% due 03/01/2011	25,280	26,165

		3,773,778

Utilities 13.9%

AES Corp.
10.000% due 12/12/2005	2,959	3,019
9.375% due 09/15/2010	10,000	11,313
8.875% due 02/15/2011	23,125	25,842
8.750% due 05/15/2013	71,365	80,821
8.540% due 11/30/2019	11,234	12,470
American Cellular
10.000% due 08/01/2011	38,475	31,357
AT&T Corp.
8.050% due 11/15/2011	46,645	52,417
Centerpoint Energy, Inc.
7.250% due 09/01/2010	19,325	21,378
Cincinnati Bell, Inc.
7.250% due 07/15/2013	30,420	29,431
8.375% due 01/15/2014	19,130	17,552
CMS Energy Corp.
7.625% due 11/15/2004	15,624	15,702
7.000% due 01/15/2005	40,164	40,588
9.875% due 10/15/2007	2,000	2,233
8.900% due 07/15/2008	12,660	13,863
7.500% due 01/15/2009	42,805	45,052
7.750% due 08/01/2010	11,925	12,670
8.500% due 04/15/2011	2,000	2,190
DPL, Inc.
6.875% due 09/01/2011	15,815	16,843
El Paso Energy Partners
8.500% due 06/01/2011	12,681	14,314
El Paso Natural Gas Co.
7.625% due 08/01/2010	2,420	2,602
8.625% due 01/15/2022	7,000	7,735
Gaz Capital S.A.
8.625% due 04/28/2034	2,850	3,042
Homer City Funding LLC
8.734% due 10/01/2026	9,595	10,794
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,585	4,015
8.625% due 11/14/2011	9,043	10,264
Midwest Generation LLC
8.750% due 05/01/2034	28,490	31,197
MSW Energy Holdings LLC
7.375% due 09/01/2010	9,500	10,023
8.500% due 09/01/2010	600	660
Nextel Communications, Inc.
9.375% due 11/15/2009	6,710	7,138
9.500% due 02/01/2011	2,669	3,043
6.875% due 10/31/2013	51,635	53,959
5.950% due 03/15/2014	5,925	5,836
7.375% due 08/01/2015	35,075	37,881
Northwestern Bell Telephone
6.250% due 01/01/2007	8,425	8,467
Northwestern Corp.
7.300% due 12/01/2006	8,000	8,040
NRG Energy, Inc.
8.000% due 12/15/2013	49,390	53,156
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	9,620	10,317
8.625% due 02/15/2008	7,325	8,112
10.000% due 10/01/2009	13,800	16,388
8.500% due 06/15/2011	50,610	57,316
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	6,635	6,154
Reliant Resources, Inc.
9.250% due 07/15/2010	30,485	32,886
9.500% due 07/15/2013	14,450	15,769
Rocky River Realty
8.810% due 04/14/2007 (j)(l)	1,372	1,495
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014	7,475	6,914
Rural Cellular Corp.
6.380% due 03/15/2010	3,000	3,068
8.250% due 03/15/2012	6,955	7,111
SESI LLC
8.875% due 05/15/2011	17,979	19,732
South Point Energy Center LLC
9.825% due 05/30/2019	2,700	2,081
South Point Energy Corp.
8.400% due 05/30/2012	45,888	39,693
Superior Essex Communications
9.000% due 04/15/2012	4,000	4,020
TECO Energy, Inc.
7.500% due 06/15/2010	33,700	36,565
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	1,500	1,500
Triton PCS, Inc.
8.500% due 06/01/2013	14,659	13,376
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (j)(l)	374	397
10.732% due 01/01/2013 (j)(l)	8,006	8,714

		998,515

Total Corporate Bonds & Notes (Cost $5,167,155)		5,409,397

MUNICIPAL BONDS & NOTES 0.0%

New Jersey Tobacco Settlement Funding Corp.
Revenue Bonds, Series 2003
6.375% due 06/01/2032	2,000	1,859

Total Municipal Bonds & Notes (Cost $1,918)		1,859

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	52	53

Total U.S. Government Agencies (Cost $54)		53

U.S. TREASURY OBLIGATIONS 1.0%

U.S. Treasury Note
2.500% due 09/30/2006	70,000	69,872

Total U.S. Treasury Obligations (Cost $69,839)		69,872

MORTGAGE-BACKED SECURITIES	0.4%

Continental Airlines, Inc.
6.920% due 04/02/2013 (j)(l)	25,883	25,630
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027	4,517	2,256

Total Mortgage-Backed Securities (Cost $27,496)		27,886

ASSET-BACKED SECURITIES 3.4%

AES Corp.
5.750% due 07/29/2008 (a)	714	723
6.000% due 07/29/2008 (a)	714	723
Allegheny Energy, Inc.
5.350% due 06/08/2011 (a)	17,147	17,449
6.190% due 06/08/2011 (a)	1,948	1,983
6.220% due 06/08/2011 (a)	302	308
Centennial Communications
4.050% due 01/20/2011 (a)	73	74
4.338% due 01/20/2011 (a)	83	84
4.920% due 01/20/2011 (a)	1,833	1,850
Charter Communications Holdings LLC
4.920% due 04/26/2011 (a)	5,858	5,819
Dynegy Holdings, Inc.
5.670% due 05/10/2010	5,486	5,599
Edison Mission Energy
7.000% due 07/02/2006 (a)	3,250	3,266
7.000% due 11/19/2006 (a)	3,250	3,266
Graham Packaging
1.000% due 06/30/2005 (a)(l)	24,000	23,917
Graphic Packaging Corp.
5.000% due 08/08/2009 (a)	1,025	995
Hercules, Inc.
2.975% due 10/08/2010 (a)	1,395	1,407
Inmarsat Ventures PLC
5.328% due 10/10/2010 (a)	574	577
5.389% due 10/10/2010 (a)	6,176	6,210
5.328% due 10/10/2011 (a)	6,750	6,811
Invensys PLC
5.234% due 09/30/2009 (a)	2,284	2,308

108  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
5.477% due 09/30/2009 (a)		$188	$190
6.366% due 12/30/2009 (a)		13,000	13,439
ISP Holdings, Inc.
3.187% due 06/04/2011 (a)		1,571	1,588
3.750% due 06/04/2011 (a)		1,168	1,181
3.812% due 06/04/2011 (a)		1,168	1,181
Midwest Generation LLC
4.570% due 04/27/2011 (a)		1,250	1,270
4.730% due 04/27/2011 (a)		625	635
4.850% due 04/27/2011 (a)		619	629
Nalco Co.
4.080% due 11/01/2010 (a)		2,207	2,236
4.330% due 11/01/2010		1,702	1,724
4.430% due 11/01/2010 (a)		1,502	1,521
6.000% due 11/01/2010 (a)		75	76
Nortek
5.000% due 08/24/2011 (a)		3,500	3,526
NRG Energy, Inc.
4.000% due 12/08/2007 (a)		2,500	2,437
5.930% due 05/08/2010 (a)		8,458	8,712
1.870% due 12/23/2010 (a)(l)		4,792	4,935
PanAmSat Corp.
5.000% due 08/20/2009 (a)		4,000	3,989
Qwest Corp.
6.500% due 06/30/2007 (a)		31,200	32,357
6.950% due 06/05/2010 (a)		8,500	8,399
Reliant Resources, Inc.
5.350% due 03/15/2007 (a)		27,507	27,674
5.420% due 03/15/2007 (a)		298	295
5.630% due 03/15/2007 (a)		90	90
5.880% due 03/15/2007 (a)		5,561	5,595
7.000% due 03/15/2007 (a)		4,579	4,539
RH Donnelley Finance Corp.
5.000% due 06/30/2011 (a)		4,500	4,563
Roseburg Forest Products
3.640% due 01/26/2010 (a)		2,549	2,565
Tyco International Group S.A.
6.379% due 07/26/2006 (a)(l)		12,500	13,265
Western Wireless Corp.
4.130% due 05/30/2011 (a)		2,503	2,541
4.530% due 05/30/2011 (a)		5,005	5,081
4.630% due 05/30/2011 (a)		1,251	1,270
4.840% due 05/30/2011 (a)		908	922
4.670% due 06/30/2011 (a)		1,251	1,270
4.690% due 06/30/2011 (a)		1,251	1,270

Total Asset-Backed Securities (Cost $240,495)			244,334

SOVEREIGN ISSUES 6.6%

Republic of Brazil
2.062% due 04/15/2006 (a)		10,440	10,429
11.500% due 03/12/2008		12,500	14,469
2.125% due 04/15/2009 (a)		2,353	2,310
10.000% due 08/07/2011		7,635	8,463
11.000% due 01/11/2012		8,700	10,027
2.125% due 04/15/2012 (a)		32,141	29,978
8.000% due 04/15/2014		114,984	114,445
12.250% due 03/06/2030		20,200	25,048
8.250% due 01/20/2034		1,000	894
Republic of Guatemala
9.250% due 08/01/2013		5,680	6,401
Republic of Panama
9.625% due 02/08/2011		9,050	10,430
9.375% due 07/23/2012		6,610	7,519
10.750% due 05/15/2020		9,125	10,996
8.875% due 09/30/2027		11,425	12,053
9.375% due 04/01/2029		12,575	14,147
Republic of Peru
9.125% due 02/21/2012		46,215	51,992
9.875% due 02/06/2015		16,100	18,596
4.500% due 03/07/2017 (a)		1,200	1,075
5.000% due 03/07/2017 (a)		8,580	7,964
Republic of Ukraine
11.000% due 03/15/2007		4,223	4,619
6.875% due 03/04/2011		10,000	9,875
7.650% due 06/11/2013		7,000	7,022
Russian Federation
5.000% due 03/31/2030 (a)		92,898	89,591

Total Sovereign Issues (Cost $443,446)			468,343

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 4.2%

Aspropulsion Capital BV
9.625% due 10/01/2013	EC	3,800	5,080
BCP Caylux Holdings Luxembourg S.A.
10.375% due 06/15/2014		3,700	5,050
Cirsa Finance Luxembourg S.A.
8.000% due 05/15/2014 (a)		450	575
8.750% due 05/15/2014		5,900	7,537
Crown European Holdings S.A.
10.250% due 03/01/2011		9,000	12,843
Eircom Funding
8.250% due 08/15/2013		9,565	13,085
El Paso Corp.
5.750% due 03/14/2006		5,000	6,210
7.125% due 05/06/2009		28,920	35,066
Fimep S.A.
11.000% due 02/15/2013		1,350	2,027
Flender Holding GmbH
11.000% due 08/01/2010		400	589
Fresenius Medical Care
7.375% due 06/15/2011		6,000	8,301
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,870	5,414
JSG Funding PLC
10.125% due 10/01/2012		22,275	31,441
Kappa Beheer BV
10.625% due 07/15/2009		1,095	1,457
Koninklijke Hoogovens NV
5.625% due 06/24/2008	DG	15,600	9,244
Kronos International, Inc.
8.875% due 06/30/2009	EC	17,615	23,878
Lighthouse International Co. S.A.
8.000% due 04/30/2014		40,525	49,452
PTC International Finance II S.A.
10.875% due 05/01/2008		5,000	6,731
11.250% due 12/01/2009		6,200	8,227
Telenet Communications NV
9.000% due 12/15/2013		14,000	18,499
TRW Automotive, Inc.
10.125% due 02/15/2013		19,430	28,162
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		18,175	24,298

Total Foreign Currency-Denominated Issues (Cost $255,180)			303,166

	Shares
COMMON STOCKS 0.0%

Communication 0.0%
Dobson Communications Corp.		1,381,277	1,837

Total Common Stocks (Cost $9,103)			1,837

CONVERTIBLE PREFERRED STOCK 0.0%

Dobson Communications Corp.
6.000% due 08/19/2016		21,975	995
PMI Group, Inc.
5.875% due 11/15/2006		20,000	522

Total Convertible Preferred Stock (Cost $4,170)			1,517

PREFERRED SECURITY 0.4%

Fresenius Medical Care
7.875% due 02/01/2008		25,808	$28,260

Total Preferred Security (Cost $26,540)			28,260

CONVERTIBLE BONDS & NOTES 1.1%

	Principal Amount (000s)
Industrials 0.6%

Dimon, Inc.
6.250% due 03/31/2007		$39,277	36,746
Pride International, Inc.
3.250% due 05/01/2033		5,000	5,469
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018		1,000	911

			43,126

Utilities 0.5%

AES Corp.
4.500% due 08/15/2005		7,500	7,547
EchoStar Communications Corp.
5.750% due 05/15/2008 (a)		4,625	4,723
Nextel Communications, Inc.
5.250% due 01/15/2010		2,815	2,818
Rogers Communication, Inc.
2.000% due 11/26/2005		20,280	19,596

			34,684

Total Convertible Bonds & Notes (Cost $75,840)			77,810

SHORT-TERM INSTRUMENTS 6.7%

Commercial Paper 5.5%

Fannie Mae
1.682% due 11/08/2004		69,900	69,774
1.693% due 11/08/2004		28,400	28,348
1.594% due 12/01/2004		36,500	36,385
1.739% due 12/08/2004		68,300	68,058
Freddie Mac
1.570% due 11/15/2004		10,100	10,080
UBS Finance, Inc.
1.575% due 11/09/2004		25,400	25,357
1.675% due 11/24/2004		33,200	33,117
1.690% due 11/29/2004		77,600	77,385
1.700% due 11/30/2004		43,700	43,564

			392,068

Repurchase Agreement 0.8%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 2.000% due 01/15/2006 valued at $4,370 and Freddie Mac 2.875% due 09/15/2005 valued at $51,004. Repurchase proceeds are $54,282.)		54,280	54,280

U.S. Treasury Bills 0.4%

1.624% due 12/02/2004- 12/16/2004 (e)(f)(g)		29,890	29,774

Total Short-Term Instruments (Cost $476,176)			476,122

Total Investments 99.3% (Cost $6,797,412)			$7,110,456

Written Options (i) (0.2%) (Premiums $17,141)			(10,832)

Other Assets and Liabilities (Net) 0.9%			62,930

Net Assets 100.0%			$7,162,554

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 109

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2004 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Payment in-kind bond security.
(d)	Security becomes interest bearing at a future date.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $20,681 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $8,363 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,532	$(1,204)
Eurodollar September Long Futures	09/2005	5,866	(1,895)
Euribor Purchased Put Options Strike @ 89.000	03/2005	1,915	(26)
Euro-Bobl 5-Year Note Long Futures	12/2004	998	614

			$(2,511)

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	$376,900	$3,677
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/15/2024	31,500	(109)
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024	56,650	(3,127)

						$441

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.600%	06/20/2005	$12,000	$63
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	1.450%	09/20/2005	6,000	11
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Buy	0.650%	09/20/2005	4,900	(4)
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Buy	0.650%	09/20/2005	4,900	13
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	33
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	32
Bear Stearns & Co., Inc.	TECO Energy, Inc. 7.000% due 05/15/2011	Sell	0.700%	09/20/2005	10,000	(90)
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	(18)
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	27
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	11
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	0
Bear Stearns & Co., Inc.	CenterPoint Energy Resources Corp. 7.250% due 09/01/2010	Sell	1.020%	09/20/2008	5,000	(15)
Bear Stearns & Co., Inc.	CenterPoint Energy Resources Corp. 3.750% due 05/15/2023	Sell	1.420%	09/20/2009	10,000	110
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	2
Bear Stearns & Co., Inc.	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.250%	12/20/2009	2,000	2
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,000	38
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	(13)
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	4
Credit Suisse First Boston	Nextel Communications, Inc. 7.375% due 08/01/2015	Sell	1.320%	12/20/2007	3,000	25
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500%	Sell	0.710%	10/21/2004	6,000	0
	thereafter, due 03/31/2030
Goldman Sachs & Co.	Xerox Corp. 9.750% due 01/15/2009	Sell	6.750%	12/20/2004	5,000	72
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	5,000	20
Goldman Sachs & Co.	AOL Time Warner, Inc. 6.875% due 05/01/2012	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Electronic Data Systems Corp. 7.125% due 10/15/2009	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Harrah’s Entertainment, Inc. 8.000% due 02/01/2011	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Sprint Corp. 6.875% due 11/15/2028	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	5

110  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	0.800%	09/20/2005	$10,000	$17
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	20,000	676
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(2)
Merrill Lynch & Co., Inc.	Ford Motor Co. 7.250% due 10/01/2008	Sell	1.100%	12/20/2004	10,000	13
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500%	Sell	1.040%	01/07/2005	18,500	19
	thereafter, due 03/31/2030
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	5,000	18
Merrill Lynch & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.800%	09/20/2005	8,000	(43)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	209
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	169
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.250%due 09/01/2010	Sell	1.200%	06/20/2009	5,000	21
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.250% due 09/01/2010	Sell	1.020%	09/20/2009	5,000	(34)
Merrill Lynch & Co., Inc.	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.420%	09/20/2009	10,000	91
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	197
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.100%	06/20/2005	4,500	19
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.420%	12/20/2005	15,000	(131)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.450%	12/20/2005	6,000	(55)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	182
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	73
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	(5)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	597
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	56

						$2,445

(i)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	4.000	%**	10/07/2004	$68,300	$1,052	$0
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	6.500	%*	10/07/2004	68,300	2,015	0
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/07/2004	92,500	1,512	0
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.500	%*	10/07/2004	92,500	2,643	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	117,800	2,780	5,261
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	206,100	3,566	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%**	01/07/2005	4,400	91	321
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	5.500	%**	01/07/2005	72,100	3,482	5,250

						$17,141	$10,832

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	08/11/2003	$21,151	$21,032	0.29%
Continental Airlines, Inc.	07/1/2003	23,233	25,630	0.36
Ferrellgas Partners LP	04/30/2002	6,944	7,148	0.10
Ferrellgas Partners LP	04/30/2002 and 01/15/2004	11,125	11,674	0.16
Ferrellgas Partners LP	10/17/2001 - 01/22/2004	20,016	21,458	0.30
Ferrellgas Partners LP	01/28/2003	4,951	5,198	0.07
Ferrellgas Partners LP	06/30/2003	23,167	23,681	0.33
RockyRiver Realty	11/22/2000	1,361	1,495	0.02
Wilmington Trust Co.-Tucson Electric	01/07/1993 - 05/16/2003	4,831	5,399	0.08
Wilmington Trust Co.-Tucson Electric	06/29/1993	368	397	0.01
Wilmington Trust Co.-Tucson Electric	07/28/1995 - 05/16/2003	2,625	2,878	0.04
Wilmington Trust Co.-Tucson Electric	05/16/2003	154	168	0.00

		$119,926	$126,158	1.76%

(k)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	10,649	10/2004	$170	$0	$170
Sell		249,518	10/2004	0	(7,239)	(7,239)
Buy	JY	6,777,400	10/2004	291	0	291

				$461	$(7,239)	$(6,778)

(l)	The aggregate value of fair valued securities is $179,987, which is 2.51% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 111

Schedule of Investments

Investment Grade Corporate Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 84.8%

Banking & Finance 42.5%

American International Group, Inc.
2.875% due 05/15/2008	$300	$293
Archstone-Smith Trust
7.900% due 02/15/2016	25	30
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	54
Bank of America Corp.
3.875% due 01/15/2008	50	51
4.875% due 01/15/2013	200	203
5.375% due 06/15/2014	160	166
Bank One Corp.
9.875% due 03/01/2009	50	62
5.250% due 01/30/2013	100	103
BB&T Corp.
6.500% due 08/01/2011	30	34
Bear Stearns Cos., Inc.
7.625% due 12/07/2009	70	81
5.700% due 11/15/2014	100	105
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	200	203
CIT Group, Inc.
7.750% due 04/02/2012	240	284
Citigroup, Inc.
6.000% due 02/21/2012	190	209
5.625% due 08/27/2012	300	321
7.750% due 12/01/2036	500	553
Conoco Funding Co.
6.350% due 10/15/2011	100	112
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	30	36
8.125% due 05/29/2012	100	155
Fleet National Bank
5.750% due 01/15/2009	175	188
Ford Motor Credit Co.
7.500% due 03/15/2005	100	102
2.060% due 07/18/2005 (a)	400	400
6.500% due 01/25/2007	270	286
7.250% due 10/25/2011	100	108
General Electric Capital Corp.
6.125% due 02/22/2011	300	331
5.450% due 01/15/2013	350	371
6.750% due 03/15/2032	200	231
General Motors Acceptance Corp.
2.880% due 10/20/2005 (a)	100	101
7.750% due 01/19/2010	50	55
7.250% due 03/02/2011	30	32
6.875% due 09/15/2011	50	53
7.000% due 02/01/2012	150	157
6.875% due 08/28/2012	190	198
Goldman Sachs Group, Inc.
6.600% due 01/15/2012	100	112
5.700% due 09/01/2012	275	291
5.250% due 10/15/2013	100	101
Household Finance Corp.
4.125% due 12/15/2008	100	101
8.000% due 07/15/2010	25	30
7.000% due 05/15/2012	90	103
6.375% due 11/27/2012	35	39
HSBC Capital Funding LP
4.610% due 06/27/2049 (a)	200	193
J.P. Morgan Chase & Co., Inc.
6.625% due 03/15/2012	350	393
5.750% due 01/02/2013	90	96
KFW International Finance, Inc.
5.750% due 01/15/2008	30	32
Korea Development Bank
4.750% due 07/20/2009	300	307
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012	30	34
MBNA America Bank
7.125% due 11/15/2012	145	164
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	155
Morgan Stanley Dean Witter & Co.
6.600% due 04/01/2012	100	112
5.300% due 03/01/2013	400	411
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	300	348
Pemex Project Funding Master Trust
8.000% due 11/15/2011	260	295
Preferred Term Securities XII
2.438% due 03/24/2034 (a)	100	99
Principal Life Global Funding
5.250% due 01/15/2013	50	51
Prudential Financial, Inc.
4.104% due 11/15/2006	30	31
Pulte Homes, Inc.
7.875% due 08/01/2011	100	117
Royal Bank of Scotland PLC
9.118% due 03/31/2049	180	222
UFJ Finance Aruba AEC
6.750% due 07/15/2013	100	111
United Overseas Bank Ltd.
5.375% due 09/03/2019	100	101
Verizon Global Funding Corp.
4.375% due 06/01/2013	100	96
Wachovia Bank N.A.
7.800% due 08/18/2010	30	35
Washington Mutual, Inc.
4.000% due 01/15/2009	200	200
Wells Fargo & Co.
6.450% due 02/01/2011	30	34

		10,082

Industrials 28.7%

Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	50	52
Altria Group, Inc.
7.000% due 07/15/2005	200	205
Amerada Hess Corp.
6.650% due 08/15/2011	100	111
American Airlines, Inc.
6.978% due 04/01/2011	144	143
AOL Time Warner, Inc.
6.750% due 04/15/2011	25	28
6.875% due 05/01/2012	300	335
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	34
Boise Cascade Corp.
7.500% due 02/01/2008	10	11
British Sky Broadcasting Group PLC
8.200% due 07/15/2009	100	117
Canadian National Railway Co.
4.400% due 03/15/2013	80	78
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	105
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	177
Centex Corp.
7.500% due 01/15/2012	30	35
Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	103
5.750% due 01/15/2013	100	103
Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	333
8.875% due 05/01/2017	35	45
ConocoPhillips
8.750% due 05/25/2010	100	123
4.750% due 10/15/2012	30	30
Continental Airlines, Inc.
6.320% due 11/01/2008	50	49
Cox Communications, Inc.
7.750% due 11/01/2010	30	33
6.750% due 03/15/2011	100	107
4.625% due 06/01/2013	60	55
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	33
DaimlerChrysler North America Holding Corp.
2.342% due 09/10/2007 (a)	200	200
7.300% due 01/15/2012	100	114
Devon Financing Corp. ULC
6.875% due 09/30/2011	100	113
Domtar Inc.
7.875% due 10/15/2011	30	35
Enterprise Products Operating LP
5.600% due 10/15/2014	300	303
Fisher Scientific International, Inc.
6.750% due 08/15/2014	200	211
Gazprom International S.A.
7.201% due 02/01/2020	100	102
Halliburton Co.
3.120% due 10/17/2005 (a)	200	202
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	100	106
Hilton Hotel Corp.
7.625% due 05/15/2008	80	90
8.250% due 02/15/2011	30	36
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	40	42
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	103
International Business Machines Corp.
8.375% due 11/01/2019	30	40
International Paper Co.
6.750% due 09/01/2011	100	112
ITT Corp.
6.750% due 11/15/2005	30	31
JetBlue Airways Corp.
6.130% due 03/15/2008	100	102
Kern River Funding Corp.
4.893% due 04/30/2018	75	76
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	100	114
Kinder Morgan, Inc.
6.650% due 03/01/2005	50	51
6.500% due 09/01/2012	40	44
Kraft Foods, Inc.
6.250% due 06/01/2012	150	164
MeadWestvaco Corp.
6.850% due 04/01/2012	110	123
MGM Mirage, Inc.
6.000% due 10/01/2009	200	204
Northwest Airlines Corp.
7.575% due 03/01/2019	90	89
Occidental Petroleum Corp.
6.750% due 01/15/2012	100	114
Packaging Corp. of America
5.750% due 08/01/2013	100	103
Peabody Energy Corp.
6.875% due 03/15/2013	100	109
Pioneer Natural Resources Co.
6.500% due 01/15/2008	100	108
Systems 2001 Asset Trust
6.664% due 09/15/2013	70	78
Telus Corp.
8.000% due 06/01/2011	30	35
Time Warner, Inc.
8.110% due 08/15/2006	100	109
Transcontinental Gas Pipeline Corp.
8.875% due 07/15/2012	30	37
Triad Hospitals, Inc.
7.000% due 05/15/2012	100	105

112  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Tyco International Group S.A.
6.375% due 10/15/2011	$120	$133
United Airlines, Inc.
7.186% due 04/01/2011 (b)	74	62
10.125% due 03/22/2015 (b)	100	49
USX Corp.
6.850% due 03/01/2008	30	33
Viacom, Inc.
5.625% due 08/15/2012	100	105
Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	34
Walt Disney Co.
6.375% due 03/01/2012	100	110
Waste Management, Inc.
7.650% due 03/15/2011	50	58
7.100% due 08/01/2026	10	11
Weyerhaeuser Co.
6.750% due 03/15/2012	150	168

		6,813

Utilities 13.6%

AT&T Corp.
8.050% due 11/15/2011	100	112
British Telecom PLC
7.875% due 12/15/2005	30	32
Calenergy, Inc.
7.630% due 10/15/2007	200	222
Cingular Wireless, Inc.
6.500% due 12/15/2011	50	56
Citizens Communications Co.
9.250% due 05/15/2011	130	144
Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	113
Consumers Energy Co.
5.375% due 04/15/2013	100	103
DPL, Inc.
6.875% due 09/01/2011	50	53
Duke Energy Corp.
6.250% due 01/15/2012	130	142
Entergy Gulf States, Inc.
3.600% due 06/01/2008	50	49
France Telecom S.A.
7.500% due 03/14/2008	90	125
8.500% due 03/01/2011	30	36
GTE South, Inc.
6.125% due 06/15/2007	30	32
Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	160
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	50	52
7.750% due 05/15/2006	30	32
7.750% due 10/01/2008	30	34
Ohio Edison Co.
5.450% due 05/01/2015	100	101
Oncor Electric Delivery Co.
6.375% due 05/01/2012	80	89
PNPP II Funding Corp.
8.510% due 11/30/2006	80	83
PPL Capital Funding Trust I
4.330% due 03/01/2009	200	198
Progress Energy, Inc.
6.850% due 04/15/2012	200	224
PSEG Power LLC
3.750% due 04/01/2009	100	98
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009	69	68
SBC Communications, Inc.
4.250% due 06/05/2021	100	101
Sprint Capital Corp.
6.000% due 01/15/2007	40	42
8.375% due 03/15/2012	200	243
Tampa Electric Co.
6.875% due 06/15/2012	100	112
Verizon New England, Inc.
6.500% due 09/15/2011	200	221
Virginia Electric & Power Co.
5.375% due 02/01/2007	80	84
Vodafone Group PLC
3.950% due 01/30/2008	30	30
7.750% due 02/15/2010	30	35

		3,226

Total Corporate Bonds & Notes (Cost $19,799)		20,121

U.S. TREASURY OBLIGATIONS 1.4%

Treasury Inflation Protected Securities
3.375% due 01/15/2007 (c)	299	319

Total U.S. Treasury Obligations (Cost $319)		319

SOVEREIGN ISSUES 4.4%

Republic of Brazil
2.125% due 04/15/2009 (a)	59	58
8.000% due 04/15/2014 (a)	147	146
8.250% due 01/20/2034	100	89
Republic of Croatia
2.812% due 07/31/2010 (a)	41	41
Republic of Panama
9.625% due 02/08/2011	100	115
Republic of South Africa
9.125% due 05/19/2009	30	36
Russian Federation
10.000% due 06/26/2007	83	94
5.000% due 03/31/2030 (a)	150	145
United Mexican States
8.375% due 01/14/2011	200	235
8.300% due 08/15/2031	80	91

Total Sovereign Issues (Cost $992)		1,050

	Shares

COMMON STOCKS 0.3%

Financial & Business Services 0.3%

HSBC Holdings PLC	60,000	81

Total Common Stocks (Cost $77)		81

CONVERTIBLE PREFERRED STOCK 1.0%
General Motors Corp.
6.250% due 07/15/2033	8,000	225

Total Convertible Preferred Stock (Cost $201)		225

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 12.2%

Commercial Paper 8.8%

ABN AMRO North America
1.925% due 01/24/2005	$700	696
1.945% due 01/31/2005	100	99
Altria Group, Inc.
1.800% due 10/29/2004	200	200
CBA (de) Finance
1.890% due 12/29/2004	600	597
UBS Finance, Inc.
1.930% due 01/24/2005	200	199
1.940% due 01/25/2005	300	298

		2,089

Repurchase Agreement 2.6%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $ 637. Repurchase proceeds are $ 623.)	$623	$623

U.S. Treasury Bills 0.8%

1.630% due 12/16/2004 (d)	190	189

Total Short-Term Instruments (Cost $2,901)		2,901

Total Investments 104.1% (Cost $24,289)		$24,697

Written Options (f) (0.0%) (Premiums $17)		(9)

Other Assets and Liabilities (Net) (4.1%)		(960)

Net Assets 100.0%		$23,728

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $189 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long
Futures	06/2005	20	$(2)
Euro-Bobl 5-Year Note
Long Futures	12/2004	15	4
Euro-Bund 10-Year Note
Long Futures	12/2004	2	3
U.S. Treasury 10-Year
Note Short Futures	12/2004	4	0
U.S. Treasury 30-Year
Bond Long Futures	12/2004	6	(6)
United Kingdom 90-Day
LIBOR Purchased
Put Options
Strike @ 94.250	06/2005	7	2
United Kingdom 90-Day
LIBOR Purchased
Put Options
Strike @ 94.250	12/2005	8	4

			$5

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 113

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

September 30, 2004 (Unaudited)

(e)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$1
Citibank N.A.	Dow Jones CDX IG3 Index	Sell	0.500%	03/20/2010	300	0
Lehman Brothers, Inc.	Dow Jones CDX EM2 Index	Buy	0.250%	03/20/2007	300	0

						$1

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	200	$(5)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	(21)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		200	5

							$(21)

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	9	$6	$2
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	4	2	2
Call - CBOT U.S. Treasury Note December Futures	116.000	11/26/2004	5	1	1
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	9	6	3
Put - CBOT U.S. Treasury Note December Futures	109.000	11/26/2004	4	2	1

				$17	$9

(g)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	30	10/2004	$1	$0	$1
Buy		21	11/2004	0	0	0
Buy		30	12/2004	1	0	1
Buy	CP	7,337	11/2004	1	0	1
Buy		6,060	12/2004	0	0	0
Buy	EC	700	10/2004	13	0	13
Sell		1,067	10/2004	0	(31)	(31)
Buy	H$	78	10/2004	0	0	0
Buy		54	11/2004	0	0	0
Buy		78	12/2004	0	0	0
Buy	KW	11,610	10/2004	0	0	0
Buy		8,152	11/2004	0	0	0
Buy		11,800	12/2004	0	0	0
Buy	MP	111	11/2004	0	0	0
Buy		336	12/2004	0	0	0
Buy	PN	35	11/2004	0	0	0
Buy		35	12/2004	0	0	0
Buy	PZ	32	11/2004	0	0	0
Buy		32	12/2004	0	0	0
Buy	RP	904	12/2004	0	0	0
Buy	RR	285	10/2004	0	0	0
Buy		200	11/2004	0	0	0
Buy		305	12/2004	0	0	0
Buy	S$	17	10/2004	0	0	0
Buy		12	11/2004	0	0	0
Buy		17	12/2004	0	0	0
Buy	SV	1,161	11/2004	1	0	1
Buy		334	12/2004	0	0	0
Buy	T$	232	11/2004	0	0	0
Buy		332	12/2004	0	0	0

				$17	$(31)	$(14)

114  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.4%

Banking & Finance 8.4%

General Electric Capital Corp.
2.005% due 03/15/2005 (a)	$7,500	$7,507
International Bank for Reconstruction & Development
7.625% due 01/19/2023	27,296	35,747
Postal Square LP 6.500% due 06/15/2022	1,722	1,920
Travelers Property Casualty Corp. 6.375% due 03/15/2033	1,000	1,028
U.S. Trade Funding Corp. 4.260% due 11/15/2014	8,821	8,936
Verizon Wireless Capital LLC 1.810% due 05/23/2005 (a)	4,400	4,399

Total Corporate Bonds & Notes (Cost $57,777)		59,537

MUNICIPAL BONDS & NOTES 3.7%

Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	3,910	3,968
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,147
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	2,797
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	400	408
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,230
Foothill, California Eastern Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	569
Irving, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	1,515	1,531
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,100
New York, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,724
New York, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2033	1,300	1,322
New York State Metropolitan Transportation Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 11/15/2032	2,600	2,652
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,029
South Putnam, Indianapolis School Building Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 01/15/2022	700	739

Total Municipal Bonds & Notes (Cost $25,534)		26,216

U.S. GOVERNMENT AGENCIES 35.4%

Aid-Israel
5.500% due 09/18/2023	9,100	9,431
Fannie Mae
0.000% due 03/25/2009 (b)	1,072	1,033
2.125% due 02/10/2006 (a)	7,000	6,964
2.215% due 10/25/2017 (a)	608	614
2.515% due 04/25/2032 (a)	535	541
3.148% due 10/01/2024 (a)	433	440
3.321% due 11/01/2023 (a)	722	740
3.349% due 10/01/2024 (a)	10	10
3.599% due 02/01/2028 (a)	64	66
3.771% due 12/01/2027 (a)	374	385
3.970% due 08/01/2026 (a)	50	51
4.300% due 04/01/2028 (a)	456	466
4.500% due 02/25/2008-10/25/2034 (e)	23,260	21,008
5.000% due 07/29/2019	1,500	1,538
6.000% due 12/01/2021-11/15/2034 (e)	12,754	13,203
6.055% due 05/01/2025 (a)	124	129
6.250% due 12/25/2013	10	10
6.500% due 07/01/2005-01/25/2024 (e)	672	714
6.750% due 06/25/2032	4,628	4,852
6.900% due 05/25/2023	647	679
6.950% due 07/25/2020	201	215
7.000% due 04/25/2022-05/18/2027 (e)	5,286	5,666
7.125% due 01/15/2030	580	717
7.256% due 01/01/2026 (a)	76	80
7.500% due 07/01/2032	44	48
7.800% due 10/25/2022	88	96
9.000% due 08/01/2021-06/01/2027 (e)	424	477
14.600% due 09/25/2007 (c)	1	5
1197.968% due 08/25/2007 (c)	1	11
Federal Farm Credit Bank
2.125% due 08/15/2005	1,300	1,298
Federal Home Loan Bank
5.120% due 01/10/2013 (a)	6,500	6,534
5.125% due 08/15/2019	7,700	7,765
5.500% due 04/17/2006	12,000	12,520
Federal Housing Administration
1.000% due 10/01/2022	305	309
3.000% due 11/25/2019	735	739
4.918% due 11/01/2019	14	14
6.896% due 07/01/2020 (a)	2,118	2,116
7.430% due 02/25/2023-06/01/2024 (e)	3,120	3,156
Financing Corp.
0.000% due 11/30/2017 (b)	20,100	10,285
Freddie Mac
2.100% due 06/15/2030 (a)	363	364
3.382% due 06/01/2022 (a)	16	17
3.387% due 01/01/2028 (a)	592	610
3.410% due 05/01/2022 (a)	14	14
3.538% due 10/01/2026 (a)	130	133
3.987% due 12/01/2024 (a)	142	146
5.178% due 09/01/2027 (a)	253	258
5.200% due 03/05/2019	11,400	11,213
5.500% due 02/15/2016-09/15/2033 (e)	13,923	12,934
6.000% due 04/15/2034	5,811	5,596
6.200% due 10/25/2023	230	235
6.250% due 09/15/2023	5,000	5,285
6.500% due 11/15/2008-10/25/2043 (e)	3,976	4,011
7.000% due 09/01/2007-01/15/2024 (e)	1,180	1,090
7.015% due 01/01/2028 (a)	69	70
7.450% due 03/25/2022	59	60
7.558% due 02/01/2028 (a)	339	351
19.100% due 02/15/2007 (c)	1	1
Government National Mortgage Association
3.375% due 02/20/2017-01/20/2028 (a)(e)	2,787	2,813
3.500% due 03/20/2021-10/20/2033 (a)(e)	7,177	7,239
4.625% due 12/20/2017-11/20/2027 (a)(e)	952	969
4.750% due 09/20/2017-09/20/2026 (a)(e)	1,347	1,367
5.000% due 08/20/2033-10/21/2034 (e)	47,090	42,424
5.500% due 02/20/2033	2,000	1,897
6.000% due 08/20/2033	2,148	2,166
6.800% due 10/15/2030	1,954	2,194
7.000% due 03/16/2029	367	389
Overseas Private Investment Corp.
2.360% due 08/15/2007 (a)	1,875	1,845
3.800% due 08/15/2007	9,130	9,880
Small Business Administration
5.240% due 08/01/2023 (a)	7,650	7,898
Tennessee Valley Authority
7.125% due 05/01/2030	10,000	12,415

Total U.S. Government Agencies (Cost $242,794)		250,809

U.S. TREASURY OBLIGATIONS 14.4%

Treasury Inflation Protected Securities (d)
2.250% due 01/15/2025	39,078	40,722
U.S. Treasury Bond
5.500% due 08/15/2028	3,700	3,978
U.S. Treasury Notes
1.750% due 12/31/2004	29,500	29,507
1.125% due 06/30/2005	7,000	6,953
3.500% due 08/15/2009	21,000	21,134

Total U.S. Treasury Obligations (Cost $100,198)		102,294

MORTGAGE-BACKED SECURITIES 8.8%

Bank of America Mortgage Securities, Inc.
5.707% due 10/20/2032 (a)	1,841	1,869
Bear Stearns Adjustable Rate Mortgage Trust
5.373% due 02/25/2033 (a)	688	695
5.407% due 03/25/2033 (a)	1,211	1,235
4.948% due 01/25/2034 (a)	1,665	1,682
Bear Stearns Mortgage Securities, Inc.
3.684% due 06/25/2030 (a)	192	197
Countrywide Alternative Loan Trust
5.750% due 06/25/2033	1,735	1,761
5.500% due 10/25/2033	5,282	4,886
Countrywide Home Loans, Inc.
5.745% due 03/19/2032 (a)	109	111
5.345% due 09/19/2032 (a)	807	809
6.000% due 02/25/2033	1,514	1,530
5.250% due 01/25/2034	9,047	9,103
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	9	9
2.165% due 04/25/2033 (a)	1,499	1,503
Federal Agricultural Mortgage Corp.
7.260% due 07/25/2011	2,819	2,959
First Republic Mortgage Loan Trust
1.935% due 06/25/2030 (a)	775	775
GMAC Mortgage Corp. Loan Trust
1.815% due 10/25/2033 (a)	1,615	1,616
GS Mortgage Securities Corp.
1.240% due 11/15/2015 (a)	1,289	1,289
Impac CMB Trust
5.249% due 09/25/2034	7,479	7,526

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 115

Schedule of Investments (Cont.)

Long-Term U.S. Government Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Indymac MBS, Inc.
5.500% due 07/25/2033	$4,517	$4,570
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,224	1,218
Residential Accredit Loans, Inc.
7.000% due 02/25/2028	194	194
2.015% due 01/25/2033 (a)	795	796
2.015% due 03/25/2033 (a)	1,635	1,635
Sequoia Mortgage Trust
1.940% due 05/20/2032 (a)	2,671	2,669
1.950% due 07/20/2033 (a)	4,399	4,378
Structured Asset Mortgage Investments, Inc.
6.779% due 02/25/2030 (a)	127	128
2.020% due 06/18/2033 (a)	2,166	2,168
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	59	61
2.115% due 07/25/2032 (a)	5,279	5,294
Washington Mutual Mortgage Securities Corp.
1.755% due 12/25/2027 (a)	65	65
2.165% due 01/25/2033 (a)	10	10

Total Mortgage-Backed Securities (Cost $62,913)		62,741

ASSET-BACKED SECURITIES 3.1%

ACE Securities Corp.
1.955% due 06/25/2032 (a)	686	688
Amortizing Residential Collateral Trust
1.905% due 07/25/2032 (a)	298	298
Bayview Financial Acquisition Trust
2.090% due 05/28/2034 (a)	1,367	1,372
Bear Stearns Asset-Backed Securities, Inc.
1.945% due 10/25/2032 (a)	734	735
2.115% due 11/25/2042 (a)	6,418	6,427
Countrywide Asset-Backed Certificates
1.875% due 05/25/2032 (a)	223	223
CS First Boston Mortgage Securities Corp.
2.055% due 08/25/2032 (a)	841	843
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)	1,439	1,442
Home Equity Asset Trust
2.015% due 09/25/2033 (a)	189	189
Household Home Equity Loan Trust
7.210% due 10/20/2030	901	907
Household Mortgage Loan Trust
1.900% due 05/20/2032 (a)	1,829	1,835
IMC Home Equity Loan Trust
1.795% due 03/25/2027 (a)	17	17
Long Beach Mortgage Loan Trust
1.935% due 06/25/2033 (a)	1,154	1,156
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	94	101
Merrill Lynch & Co., Inc.
1.975% due 06/25/2033 (a)	846	847
Novastar Home Equity Loan
1.895% due 01/25/2031 (a)	555	556
NPF XII, Inc.
2.233% due 10/01/2003 (a)(g)(j)	3,000	322
Residential Asset Securities Corp.
1.885% due 04/25/2032 (a)	2,318	2,323
SMS Student Loan Trust
1.809% due 10/27/2025 (a)	1,018	1,020
Terwin Mortgage Trust
2.195% due 09/25/2033 (a)	366	366

Total Asset-Backed Securities (Cost $24,126)		21,667

	% of Contracats
PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME) Strike @ 97.500
Exp. 12/13/2004	750	$9
Eurodollar March Futures (CME) Strike @ 96.000
Exp. 03/14/2005	340	2
U.S. Treasury Note December
Futures (CBOT) Strike @ 105.000
Exp. 11/26/2004	190	3

Total Purchased Put Options (Cost $48)		14

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 30.0%

Certificates of Deposit 2.0%

Citibank New York N.A.
1.660% due 11/23/2004	$13,900	13,900
1.750% due 12/07/2004	200	200
1.880% due 12/22/2004	100	100
Wells Fargo Bank N.A.
1.620% due 10/06/2004	200	200

		14,400

Commercial Paper 22.9%

Fannie Mae
1.480% due 10/20/2004	6,800	6,794
1.498% due 10/20/2004	1,600	1,599
1.530% due 10/20/2004	5,100	5,096
1.537% due 10/20/2004	4,200	4,197
1.180% due 11/01/2004	5,600	5,592
1.596% due 11/03/2004	9,000	8,987
1.557% due 11/10/2004	4,500	4,492
1.578% due 11/17/2004	7,000	6,985
1.660% due 11/24/2004	19,200	19,151
1.594% due 12/01/2004	7,000	6,978
1.687% due 12/01/2004	21,200	21,133
1.739% due 12/08/2004	3,200	3,189
1.760% due 12/08/2004	1,700	1,694
Federal Home Loan Bank
1.650% due 10/07/2004	28,400	28,392
1.740% due 10/20/2004	3,400	3,397
1.595% due 11/12/2004	3,000	2,994
1.650% due 12/08/2004	7,000	6,975
Freddie Mac
1.540% due 10/26/2004	3,200	3,197
1.540% due 11/08/2004	3,000	2,995
1.530% due 11/12/2004	6,700	6,688
1.536% due 11/12/2004	6,800	6,788
1.575% due 11/24/2004	5,000	4,988

		162,301

Repurchase Agreement 2.7%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $19,206. Repurchase proceeds are $18,829.)	18,828	18,828

U.S. Treasury Bills 2.4%
1.629% due 12/02/2004- 12/16/2004 (e)(f)(h)	17,385	17,316

Total Short-Term Instruments (Cost $212,865)		212,845

Total Investments 103.8% (Cost $726,255)		$736,123

Written Options (i) (0.0%) (Premiums $640)		(274)

Other Assets and Liabilities (Net) (3.8%)		(26,812)

Net Assets 100.0%		$709,037

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal only security.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Security is in default.
(h)	Securities with an aggregate market value of $17,067 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note Long Futures	12/2004	625	$253
U.S. Treasury 10-Year Note Long Futures	12/2004	2,179	2,139
U.S. Treasury 30-Year Bond Long Futures	12/2004	179	207
U.S. Treasury 30-Year Bond Long Futures	12/2004	1,816	2,825
U.S. Treasury 5-Year Note Long Futures	12/2004	361	53
U.S. Treasury 5-Year Short Futures	12/2004	1,558	(117)
Eurodollar March Long Futures	03/2005	483	111
Eurodollar September Long Futures	09/2005	547	201

			$5,672

116  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(i)	Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar December Futures		$116.000		11/24/2004	289	$137	$113
Call - CME Eurodollar December Futures		112.000		11/26/2004	18	7	5
Put - CME Eurodollar December Futures		109.000		11/26/2004	18	4	3
Call - CME Eurodollar December Futures		98.250		12/13/2004	900	109	6
Call - CME Eurodollar March Futures		97.500		03/14/2005	110	46	35
Put - CME Eurodollar March Futures		97.000		03/14/2005	340	182	21

						$485	$183

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	4.000	%**	11/02/2004	$37,000	$155	$91

**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	The aggregate value of fair valued securities is $322, which is 0.05% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 117

Schedule of Investments

Low Duration Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.4%

Banking & Finance 2.8%

Caterpillar Financial Services Corp.
2.625% due 01/30/2007	$150	$148
CIT Group, Inc.
7.125% due 10/15/2004	2,800	2,804
3.180% due 01/31/2005 (a)	48,850	49,072
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,457
7.100% due 03/15/2007	6,700	7,276
Ford Motor Credit Co.
7.500% due 03/15/2005	13,200	13,493
2.060% due 07/18/2005 (a)	2,700	2,703
7.600% due 08/01/2005	500	519
Gemstone Investors Ltd.
7.710% due 10/31/2004	36,300	36,345
General Electric Capital Corp.
2.750% due 09/25/2006	200	199
General Motors Acceptance Corp.
3.630% due 05/19/2005 (a)	8,700	8,777
2.880% due 10/20/2005 (a)	46,390	46,769
2.595% due 05/18/2006 (a)	12,500	12,534
6.125% due 09/15/2006	18,975	19,846
6.125% due 08/28/2007	1,500	1,581
6.125% due 01/22/2008	750	790
7.430% due 12/01/2021	243	246
General Motors Nova Scotia Finance
6.850% due 10/15/2008	23,500	24,940
Golden West Financial Corp.
5.500% due 08/08/2006	700	734
Goldman Sachs Group, Inc.
7.625% due 08/17/2005	1,250	1,306
Morgan Stanley Dean Witter Capital I, Inc.
7.750% due 06/15/2005	1,250	1,297
Pemex Project Funding Master Trust
3.077% due 01/07/2005 (a)	54,400	54,426
Phoenix Quake Wind Ltd.
4.050% due 07/03/2008 (a)	12,900	13,375
5.100% due 07/03/2008 (a)	3,000	3,081
Premium Asset Trust
1.900% due 10/06/2005 (a)	800	801
Prudential Financial, Inc.
4.104% due 11/15/2006	21,500	21,869
State Street Capital Trust II
2.211% due 02/15/2008 (a)	12,000	12,069
Toyota Motor Credit Corp.
4.050% due 11/30/2004	935	938
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	60,200	60,181
Vita Capital Ltd.
2.950% due 01/01/2007 (a)	3,800	3,824

		409,400

Industrials 0.8%

Altria Group, Inc.
7.650% due 07/01/2008	7,500	8,165
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	5,000	5,180
El Paso CGP Co.
6.500% due 05/15/2006	6,350	6,493
7.625% due 09/01/2008	1,075	1,088
Enron Corp.
8.000% due 08/15/2005 (b)	8,300	3,569
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	8,723
HCA, Inc.
6.910% due 06/15/2005	2,125	2,174
8.850% due 01/01/2007	1,200	1,317
ITT Corp.
6.750% due 11/15/2005	2,000	2,080
Petroleos Mexicanos
9.375% due 12/02/2008	8,900	10,391
Pfizer, Inc.
3.625% due 11/01/2004	1,135	1,136
Philip Morris Cos., Inc.
6.950% due 06/01/2006	25,000	26,240
Qwest Corp.
6.125% due 11/15/2005	2,330	2,391
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,815
SR Wind Ltd.
6.960% due 05/18/2005 (a)	6,000	6,070
7.460% due 05/18/2005 (a)(k)	3,000	2,610
Tyco International Group S.A.
5.875% due 11/01/2004	10,000	10,027
6.375% due 06/15/2005	7,300	7,489
Unilever Capital Corp.
6.875% due 11/01/2005	1,250	1,307
United Airlines, Inc.
1.340% due 03/02/2049 (a)(b)	891	731
Waste Management, Inc.
7.000% due 10/01/2004	6,524	6,524
Weyerhaeuser Co.
5.500% due 03/15/2005	210	213

		117,733

Utilities 1.8%

Ameritech Capital Funding
6.300% due 10/15/2004	1,080	1,081
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	4,000	4,021
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	34,822
France Telecom S.A.
7.950% due 03/01/2006	66,900	71,490
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	90,000	90,089
Reliant Energy Resources Corp.
8.125% due 07/15/2005	4,000	4,164
Sprint Capital Corp.
7.900% due 03/15/2005	16,700	17,111
6.000% due 01/15/2007	9,500	10,061
6.125% due 11/15/2008	17,363	18,758
Texas Utilities Corp.
6.875% due 08/01/2005	2,000	2,073

		253,670

Total Corporate Bonds & Notes (Cost $789,758)		780,803

MUNICIPAL BONDS & NOTES 0.1%

Michigan Municipal Bond Authority Revenue Bonds, Series 2004
5.000% due 10/01/2010	7,745	8,606

Total Municipal Bonds & Notes (Cost $8,666)		8,606

U.S. GOVERNMENT AGENCIES 18.9%

Fannie Mae
0.100% due 03/25/2009 (a)(c)	2,315	35
2.190% due 03/25/2044 (a)	2,705	2,709
2.240% due 06/25/2032 (a)	354	355
2.443% due 04/25/2022 (a)	42	43
2.511% due 01/01/2021 (a)	82	83
2.781% due 10/01/2030-11/01/2039 (a)(e)	4,122	4,168
2.946% due 11/01/2017 (a)	138	140
2.950% due 08/01/2017 (a)	14	14
2.958% due 07/01/2018 (a)	21	22
2.998% due 11/01/2017 (a)	65	66
3.020% due 06/01/2017 (a)	30	30
3.053% due 07/01/2017 (a)	129	132
3.125% due 07/01/2017 (a)	84	85
3.284% due 07/01/2023 (a)	103	105
3.352% due 12/01/2017 (a)	42	42
3.393% due 10/01/2024 (a)	635	650
3.450% due 01/01/2024 (a)	25	26
3.545% due 11/01/2027	324	336
3.548% due 04/01/2024 (a)	454	470
3.675% due 01/01/2024 (a)	390	402
3.681% due 11/01/2018 (a)	6	6
3.726% due 02/01/2028 (a)	861	881
3.784% due 07/25/2017 (a)	1,068	1,093
3.875% due 03/15/2005	1,650	1,665
4.454% due 02/01/2028 (a)	21	21
4.534% due 01/01/2028 (a)	152	155
4.703% due 04/01/2018 (a)	2,279	2,338
5.000% due 11/01/2017-04/25/2033 (e)	952,824	969,137
5.005% due 12/01/2023 (a)	71	72
5.500% due 10/01/2008-10/14/2034 (e)	1,071,503	1,097,622
5.598% due 09/01/2032	6,623	6,823
6.000% due 04/01/2011-05/01/2033 (e)	216,301	227,023
6.196% due 08/01/2029 (a)	2,589	2,646
6.500% due 09/01/2005-02/01/2033 (e)	40,374	42,529
6.500% due 03/25/2009 (c)	578	50
6.500% due 03/25/2023 (c)	260	12
7.000% due 01/01/2008-07/01/2012 (e)	25,660	27,029
8.000% due 12/25/2021-11/01/2031 (e)	11,070	12,029
8.500% due 02/01/2017-04/01/2025 (e)	500	549
8.800% due 01/25/2019	214	235
9.000% due 03/25/2021-01/01/2025 (e)	796	882
9.250% due 10/25/2018	14	15
9.500% due 03/25/2020-11/01/2025 (a)(e)	2,092	2,349
10.000% due 10/01/2009-01/01/2025 (e)	197	219
10.500% due 06/01/2005-12/01/2024 (e)	16	18
11.000% due 11/01/2020	12	14
11.250% due 10/01/2015	13	14
11.500% due 11/01/2019-02/01/2020 (e)	14	16
11.750% due 02/01/2016	13	15
12.000% due 01/01/2015	3	4
13.000% due 07/01/2015	4	5
13.250% due 09/01/2011	6	7
15.500% due 10/01/2012-12/01/2012 (e)	1	1
15.750% due 12/01/2011	8	10
16.000% due 09/01/2012-12/01/2012 (e)	4	5
256.000% due 11/01/2008 (c)	3	9
Federal Home Loan Bank
1.625% due 04/15/2005	2,000	1,994
Federal Housing Administration
7.421% due 11/01/2019	61	62
7.430% due 10/01/2019-11/01/2025 (e)	17,755	17,956
Freddie Mac
2.210% due 11/15/2030 (a)	43	43
2.750% due 03/01/2017 (a)	79	79
2.875% due 01/01/2017 (a)	12	12
3.375% due 11/01/2022 (a)	560	580
3.465% due 10/01/2023 (a)	311	326
3.477% due 11/01/2023 (a)	113	119
3.490% due 01/01/2024 (a)	531	554
3.621% due 06/01/2024 (a)	179	186

118  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
3.689% due 03/01/2024 (a)	$27	$28
3.823% due 02/01/2020 (a)	722	735
3.844% due 01/01/2024 (a)	236	246
3.867% due 08/15/2032 (a)	1,794	1,800
3.999% due 09/01/2023 (a)	55	57
4.000% due 01/15/2024 (c)	7,174	898
4.012% due 07/01/2018 (a)	118	122
4.050% due 12/01/2022 (a)	116	121
5.000% due 04/15/2016	33,522	34,115
5.500% due 12/01/2017- 07/15/2034 (e)	24,755	25,191
6.000% due 06/01/2006- 10/01/2032 (e)	38,362	40,228
6.250% due 04/15/2028	271	273
6.323% due 10/01/2027 (a)	124	127
6.500% due 08/15/2011- 07/25/2043 (e)	123,291	130,354
7.000% due 05/15/2023 (c)	10	0
7.000% due 02/01/2031- 04/01/2032 (e)	156	166
7.500% due 09/01/2006- 07/15/2030 (e)	2,018	2,102
8.000% due 07/01/2006- 12/01/2024 (e)	800	857
8.250% due 10/01/2007- 01/01/2009 (e)	11	12
8.500% due 07/01/2005- 11/01/2025 (e)	2,064	2,275
9.000% due 12/15/2020- 08/01/2022 (a)(e)	1,037	1,101
9.500% due 12/01/2004- 09/01/2021 (e)	252	261
9.750% due 11/01/2008	123	133
10.000% due 03/01/2016- 05/15/2020 (e)	126	129
10.500% due 10/01/2010- 02/01/2016 (e)	6	7
10.750% due 09/01/2009- 08/01/2011 (e)	59	66
11.500% due 10/01/2015- 01/01/2016 (e)	11	13
11.750% due 11/01/2010- 08/01/2015 (e)	2	2
12.000% due 09/01/2013	1	1
14.000% due 09/01/2012- 04/01/2016 (e)	4	4
14.500% due 12/01/2010	1	1
15.000% due 12/01/2011	1	1
Government National Mortgage Association
2.328% due 12/16/2025 (a)	451	455
3.000% due 01/20/2032- 05/20/2034 (a)(e)	32,172	32,252
3.375% due 04/20/2016- 05/20/2030 (a)(e)	18,727	18,935
3.500% due 01/20/2031- 03/20/2031 (e)	830	856
4.000% due 03/20/2019- 07/20/2030 (a)(e)	142	143
4.625% due 10/20/2023- 12/20/2027 (a)(e)	8,346	8,483
4.750% due 08/20/2022- 07/20/2027 (a)(e)	10,613	10,764
6.000% due 01/15/2029	276	287
7.000% due 03/15/2011- 10/15/2011 (e)	39	42
7.500% due 03/15/2022- 11/15/2026 (e)	631	683
8.000% due 11/15/2006- 06/20/2031 (e)	5,848	6,408
8.500% due 12/15/2021- 08/15/2030 (e)	260	286
9.000% due 06/20/2016- 12/15/2030 (e)	1,372	1,525
9.500% due 10/15/2016- 06/15/2025 (e)	29	32
9.750% due 08/15/2017	61	68
10.000% due 10/15/2013- 11/15/2025 (e)	14	16
10.500% due 11/15/2019- 02/15/2021 (e)	5	5
11.000% due 09/15/2010	2	2
11.500% due 08/15/2018	11	13
11.750% due 08/15/2013- 08/15/2015 (e)	33	37
12.000% due 06/20/2015	2	2
13.000% due 10/15/2013	5	6
13.500% due 05/15/2011- 11/15/2012 (e)	11	13
16.000% due 02/15/2012	10	12
Small Business Administration
3.250% due 02/25/2014 (a)	61	61
7.640% due 03/10/2010	1,955	2,174

Total U.S. Government Agencies (Cost $2,734,655)		2,752,308

U.S. TREASURY OBLIGATIONS 8.0%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	222,841	238,153
3.625% due 01/15/2008	523,087	573,822
3.875% due 01/15/2009	320,034	360,376
4.250% due 01/15/2010	113	131
3.000% due 07/15/2012	211	233
2.000% due 01/15/2014	308	315

Total U.S. Treasury Obligations (Cost $1,157,975)		1,173,030

MORTGAGE-BACKED SECURITIES 4.7%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	29,661	30,641
5.637% due 10/20/2032 (a)	5,262	5,340
Bear Stearns Adjustable Rate Mortgage Trust
3.845% due 11/25/2030 (a)	431	432
5.294% due 10/25/2032 (a)	1,750	1,762
6.060% due 10/25/2032 (a)	202	209
5.377% due 01/25/2033 (a)	12,639	12,781
5.640% due 01/25/2033 (a)	4,297	4,307
5.124% due 03/25/2033 (a)	25,421	25,599
5.450% due 03/25/2033 (a)	42,133	42,994
4.914% due 01/25/2034 (a)	48,846	49,349
Citicorp Mortgage Securities, Inc.
5.374% due 12/01/2019 (a)	40	41
5.750% due 02/25/2033	5,243	5,292
COMM Mortgage Trust
2.060% due 09/15/2014 (a)	7,000	7,007
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	49,462	50,543
Countrywide Home Loans, Inc.
4.957% due 09/19/2032 (a)	2,292	2,307
Credit-Based Asset Servicing & Securitization LLC
2.160% due 06/25/2032 (a)	2,216	2,221
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	898	898
7.500% due 03/25/2031	736	735
1.666% due 03/25/2032 (a)	17,118	16,941
1.727% due 03/25/2032 (a)	29,883	29,909
6.233% due 06/25/2032 (a)	3,176	3,209
5.683% due 10/25/2032 (a)	5,489	5,551
2.360% due 08/25/2033 (a)	956	952
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	222
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	176	198
4.437% due 05/25/2024 (a)	173	173
2.340% due 06/25/2026 (a)	1,033	1,035
Drexel Burnham Lambert CMO Trust
2.250% due 05/01/2016 (a)	8	7
Fort Lewis Communities LLC
2.760% due 06/15/2013 (a)	5,586	5,595
GSR Mortgage Loan Trust
6.000% due 03/25/2032	9,251	9,361
Impac CMB Trust
2.090% due 01/25/2034 (a)	46,508	46,566
Imperial Savings Association
8.460% due 02/25/2018	99	99
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	36	42
MASTR Asset Securitization Trust
5.500% due 09/25/2033	42,656	42,445
Mellon Residential Funding Corp.
2.738% due 07/25/2029 (a)	2,988	2,983
2.000% due 06/15/2030 (a)	50,875	50,661
Mortgage Capital Funding, Inc.
6.325% due 06/18/2030	711	715
Nationslink Funding Corp.
2.090% due 11/10/2030 (a)	869	869
Prime Mortgage Trust
2.240% due 02/25/2034 (a)	26,107	26,124
Prudential Home Mortgage Securities
7.500% due 09/25/2007	108	109
7.000% due 01/25/2008	1,817	1,816
Prudential-Bache Trust
8.400% due 03/20/2021	762	775
Resecuritization Mortgage Trust
2.090% due 04/26/2021 (a)	566	550
Residential Asset Securitization Trust
2.070% due 06/25/2031 (a)	20	20
Residential Funding Mortgage Securities I, Inc.
5.613% due 09/25/2032 (a)	2,407	2,404
Ryland Acceptance Corp.
11.500% due 12/25/2016	4	4
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	70	73
Sears Mortgage Securities
12.000% due 02/25/2014	20	20
Sequoia Mortgage Trust
2.111% due 08/20/2032 (a)	25,172	24,977
SLH Mortgage Trust
9.600% due 03/25/2021	180	180
Structured Asset Mortgage Investments, Inc.
6.530% due 06/25/2029 (a)	1,045	1,057
9.451% due 06/25/2029 (a)	1,883	2,022
2.141% due 09/19/2032 (a)	49,198	49,015
Structured Asset Securities Corp.
6.250% due 01/25/2032	2,694	2,790
6.150% due 07/25/2032 (a)	2,482	2,520
2.130% due 01/25/2033 (a)	3,425	3,422
Torrens Trust
2.020% due 07/15/2031 (a)	2,077	2,079
Vendee Mortgage Trust
6.500% due 05/15/2029	39,700	42,417
Washington Mutual Mortgage Securities Corp.
6.190% due 07/25/2032 (a)	3,060	3,076
4.816% due 10/25/2032 (a)	280	281
5.130% due 02/25/2033 (a)	6,888	6,973
5.410% due 02/25/2033 (a)	1,686	1,703
3.066% due 02/27/2034 (a)	23,777	23,871
2.780% due 08/25/2042 (a)	32,037	32,641

Total Mortgage-Backed Securities (Cost $695,338)		690,910

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 119

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
ASSET-BACKED SECURITIES 2.2%

ACE Securities Corp.
2.180% due 06/25/2032 (a)		$1,635	$1,639
Ameriquest Mortgage Securities, Inc.
2.150% due 05/25/2032 (a)		568	569
2.110% due 08/25/2032 (a)		4,289	4,294
Amortizing Residential Collateral Trust
2.100% due 09/25/2030 (a)		809	811
2.130% due 07/25/2032 (a)		9,692	9,695
Argent Securities, Inc.
2.020% due 09/25/2034 (a)		46,800	46,800
Asset-Backed Securities Corp. Home Equity Loan Trust
2.020% due 06/15/2031 (a)		13	12
Bear Stearns Asset-Backed Securities, Inc.
2.290% due 07/25/2033 (a)		34,773	34,850
Chase Funding Mortgage Loan Asset-Backed Certificates
2.160% due 11/25/2031 (a)		13,810	13,867
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)		13,421	13,431
Community Program Loan Trust
4.500% due 10/01/2018		9,147	9,371
Countrywide Asset-Backed Certificates
2.070% due 06/25/2031 (a)		1,118	1,119
2.030% due 12/25/2034 (a)		91,006	91,063
EQCC Home Equity Loan Trust
1.920% due 10/15/2027 (a)		62	62
Equity One ABS, Inc.
2.120% due 11/25/2032 (a)		17,355	17,362
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.920% due 03/25/2034 (a)		14,865	14,875
GRMT II Mortgage Loan Trust
2.061% due 06/20/2032 (a)		22	22
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)		3,894	3,905
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (a)		2,343	2,344
Irwin Low Balance Home Equity Loan Trust
2.215% due 06/25/2021 (a)		26	26
Morgan Stanley Dean Witter Capital I, Inc.
2.170% due 07/25/2032 (a)		2,010	2,015
Morgan Stanley Warehouse Facilities
1.590% due 07/06/2005 (a)		42,600	42,572
Ocwen Mortgage Loan Asset-Backed Certificates
2.150% due 10/25/2029 (a)		26	26
Renaissance Home Equity Loan Trust
2.190% due 08/25/2032 (a)		3,692	3,699
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013		1,738	1,739
WMC Mortgage Loan
2.100% due 05/15/2030 (a)		1,063	1,066

Total Asset-Backed Securities (Cost $316,205)			317,234

SOVEREIGN ISSUES 1.3%

Republic of Canada
6.375% due 11/30/2004		1,600	1,611
Republic of Brazil
2.062% due 04/15/2006 (a)		41,824	41,782
11.500% due 03/12/2008		1,000	1,157
2.125% due 04/15/2009 (a)		41,472	40,721
Republic of Panama
8.250% due 04/22/2008		5,500	6,077
9.375% due 07/23/2012		480	546
Republic of Peru
9.125% due 02/21/2012		1,150	1,294
Russian Federation
8.750% due 07/24/2005		94,900	99,067
United Mexican States
6.375% due 01/16/2013		140	148

Total Sovereign Issues (Cost $188,951)			192,403

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.1%

AIG SunAmerica Institutional Funding II
1.200% due 01/26/2005		JY 9,000	82
European Investment Bank
0.875% due 11/08/2004		6,000	55
International Bank for Reconstruction & Development
4.750% due 12/20/2004		2,000	18
KFW International Finance, Inc.
1.000% due 12/20/2004		23,000	210
Republic of France
3.500% due 01/12/2005	EC	125,000	156,011
Republic of Italy
5.000% due 12/15/2004	JY	4,000	37
Toyota Motor Credit Corp.
1.000% due 12/20/2004		3,000	27

Total Foreign Currency-Denominated Issues (Cost $152,629)			156,440

PREFERRED SECURITY 0.7%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)		9,632	103,544

Total Preferred Security (Cost $101,506)			103,544

PREFERRED STOCK 0.0%

Home Ownership Funding
13.331% due 12/31/2049		8,625	3,568
Rhone-Poulenc S.A.
8.125% due 12/31/2049		13,000	333

Total Preferred Stock (Cost $6,161)			3,901

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 62.8%

Certificates of Deposit 8.0%

Bank of America N.A.
1.620% due 11/02/2004		$49,700	49,700
1.640% due 11/10/2004		237,400	237,400
Citibank New York N.A.
1.560% due 10/22/2004		19,800	19,800
1.640% due 11/08/2004		81,000	81,000
1.650% due 11/15/2004		10,000	10,000
1.650% due 11/19/2004		23,200	23,200
1.660% due 11/23/2004		23,800	23,800
1.670% due 11/23/2004		23,200	23,200
1.710% due 11/29/2004		50,000	50,000
1.750% due 12/07/2004		100,000	100,000
1.805% due 12/10/2004		100,000	100,000
1.920% due 12/29/2004		5,000	5,000
Wells Fargo Bank N.A.
1.600% due 10/04/2004		176,200	176,200
1.610% due 10/05/2004		109,700	109,700
1.620% due 10/06/2004		4,400	4,400
1.650% due 10/07/2004		51,500	51,500
1.700% due 10/18/2004		93,100	93,100
1.780% due 11/12/2004		1,000	1,000

			1,159,000

Commercial Paper 29.0%

Altria Group, Inc.
1.800% due 10/29/2004		20,500	20,500
Bank of Ireland
1.595% due 11/12/2004		50,000	49,907
Danske Corp.
1.945% due 01/31/2005		89,900	89,296
Fannie Mae
1.010% due 10/01/2004		88,660	88,660
1.520% due 10/15/2004		100,000	99,941
1.180% due 11/01/2004		109,700	109,551
1.682% due 11/08/2004		154,100	153,822
1.693% due 11/08/2004		398,500	397,772
1.710% due 11/09/2004		120,000	119,778
1.470% due 11/22/2004		291,000	290,340
1.725% due 12/08/2004		800	797
1.737% due 12/08/2004		35,700	35,573
1.774% due 12/15/2004		106,600	106,180
1.819% due 12/22/2004		500	498
Federal Home Loan Bank
1.551% due 10/01/2004		500,000	500,000
1.501% due 10/06/2004		200	200
1.790% due 12/17/2004		400	398
1.950% due 12/30/2004		125	124
Ford Motor Credit Co.
2.520% due 04/07/2005		68,600	67,845
Freddie Mac
1.456% due 10/12/2004		227,900	227,798
1.470% due 10/12/2004		127,500	127,443
1.520% due 10/13/2004		144,700	144,627
1.540% due 10/18/2004		154,100	153,989
1.545% due 10/25/2004		292,600	292,297
1.540% due 11/08/2004		145,600	145,363
1.545% due 11/10/2004		46,000	45,921
1.537% due 11/12/2004		48,800	48,712
1.545% due 11/12/2004		145,600	145,337
1.570% due 11/15/2004		72,300	72,158
1.579% due 11/22/2004		146,000	145,667
General Motors Acceptance Corp.
2.404% due 03/22/2005		5,200	5,148
2.495% due 04/05/2005		16,800	16,617
2.535% due 04/05/2005		3,500	3,462
HBOS Treasury Services PLC
1.505% due 10/06/2004		50,000	49,989
1.510% due 10/14/2004		4,000	3,998
1.570% due 10/21/2004		75,000	74,935
1.590% due 10/25/2004		50,000	49,947
TotalFinaElf Capital S.A.
1.880% due 10/01/2004		200,000	200,000
UBS Finance, Inc.
1.570% due 10/25/2004		2,200	2,198
1.600% due 11/15/2004		19,600	19,561
1.735% due 12/03/2004		11,200	11,163
1.955% due 01/31/2005		109,300	108,565

			4,226,077

Repurchase Agreements 21.3%

State Street Bank
1.400% due 10/01/2004		104,413	104,413
(Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $4,504 and Freddie Mac 2.875% due 09/15/2005 valued at $102,009. Repurchase proceeds are $104,417.)

120  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
UBS Warburg LLC
1.600% due 10/01/2004

(Dated 09/30/2004. Collateralized by U.S. Treasury Bonds 13.250% due 05/15/2014 valued at $ 221,039; 9.875% due 11/15/2015 valued at $153,563; 7.500% due 11/15/2016 valued at $329,922; 8.875% due 08/15/2017 valued at $144,500; 9.125% due 05/15/2018 valued at $225,633; 9.000% due 11/15/2018 valued at $149,750; 8.750% due 08/15/2020 valued at $220,383; 8.125% due 05/15/2021 valued at $284,688; 8.125% due 08/15/2021 valued at $366,067; 8.000% due 11/15/2021 valued at $211,922 and U.S. Inflation Protected Securities 3.375% due 01/15/2007 valued at $257,376; 3.625% due 01/15/2008 valued at $259,161; 3.875% due 01/15/2009 valued at $196,680; 3.500% due 01/15/2011 valued at $62,039. Repurchase proceeds are $3,000,133.)

	$3,000,000	$3,000,000

		3,104,413

U.S. Treasury Bills 4.5%
1.521% due 11/04/2004- 12/16/2004 (e)(f)(g)	662,280	660,128

Total Short-Term Instruments (Cost $9,149,822)		9,149,618

Value (000s)
Total Investments 105.2% (Cost $15,301,666)	$15,328,797

Written Options (i) 0.0% (Premiums $296)	(0)

Other Assets and Liabilities (Net) (5.2%)	(753,348)

Net Assets 100.0%	$14,575,449

Notes to Schedule of Investments
(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $10,465 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $39,604 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	14,214	$(3,423)
Eurodollar September Long Futures	09/2005	14,634	(1,593)
Eurodollar December Long Futures	12/2004	2,111	(41)
Eurodollar December Long Futures	12/2005	1,186	38
Euribor December Long Futures	12/2005	4,617	(36)
Euribor June Long Futures	06/2005	2,666	1,584
Euribor September Long Futures	09/2005	2,569	366
Euribor Written Put Options Strike @ 97.000	12/2004	588	599
Euro-Bobl 5-Year Note Long Futures	12/2004	6	5
Euro-Bund 10-Year Note Long Futures	12/2004	853	(326)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	375	144

			$(2,683)

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	95,800	$(4,184)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	148,500	5,291
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		$100	1
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		113,000	(1,393)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		75,900	(930)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2006		383,300	4,354
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		5,400	131
UBS Warburg LLC	3-month LIBOR	Receive	6.000%	12/15/2024		141,400	(6,402)

							$(3,132)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$4,500	$34
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	5,000	4
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	15,300	23
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	14,300	17
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	21,200	32

						$110

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 121

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2004 (Unaudited)

(i)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$62,100	$296	$0

**	The Fund will receive a floating rate based on 3-month LIBOR.
(j)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	8,842	10/2004	$259	$0	$259
Buy		9,247	11/2004	171	0	171
Buy		10,200	12/2004	90	0	90
Buy	CP	2,580,391	11/2004	193	0	193
Buy		2,060,468	12/2004	24	0	24
Buy	EC	77,067	10/2004	0	(2,233)	(2,233)
Buy	H$	23,838	10/2004	0	(6)	(6)
Buy		24,188	11/2004	0	(2)	(2)
Buy		26,430	12/2004	0	0	0
Buy	JY	5,460,601	10/2004	235	0	235
Buy	KW	3,553,821	10/2004	37	0	37
Buy		3,621,828	11/2004	20	0	20
Buy		4,012,000	12/2004	0	(16)	(16)
Buy	MP	33,002	11/2004	9	0	9
Buy		38,117	12/2004	22	0	22
Buy	PN	10,696	11/2004	49	0	49
Buy		11,829	12/2004	17	0	17
Buy	PZ	11,270	11/2004	39	0	39
Buy		11,308	12/2004	37	0	37
Buy	RP	232,521	12/2004	0	(46)	(46)
Buy	RR	87,116	10/2004	19	0	19
Buy		88,672	11/2004	30	0	30
Buy		103,621	12/2004	6	0	6
Buy	S$	5,168	10/2004	57	0	57
Buy		5,258	11/2004	50	0	50
Buy		5,796	12/2004	11	0	11
Buy	SV	101,238	11/2004	60	0	60
Buy		113,662	12/2004	30	0	30
Buy	T$	103,007	11/2004	6	0	6
Buy		112,914	12/2004	0	(12)	(12)

				$1,471	$(2,315)	$(844)

(k)	The aggregate value of fair valued securities is $2,610, which is 0.02% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

122  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Schedule of Investments

Low Duration Fund II

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.6%

Banking & Finance 2.9%

Ford Motor Credit Co.
7.500% due 03/15/2005	$700	$715
2.060% due 07/18/2005 (a)	5,700	5,706
General Motors Acceptance Corp.
2.061% due 04/13/2006 (a)	6,400	6,429
6.125% due 09/15/2006	600	628
Goldman Sachs Group, Inc.
1.980% due 07/23/2009 (a)	3,700	3,710
Prudential Financial, Inc.
4.104% due 11/15/2006	1,000	1,017

		18,205

Industrials 1.7%

Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,899
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	4,770	4,941
2.340% due 05/24/2006 (a)	400	402

		10,242

Total Corporate Bonds & Notes (Cost $28,500)		28,447

U.S. GOVERNMENT AGENCIES 26.2%

Fannie Mae
2.290% due 09/25/2030 (a)	583	587
2.644% due 08/01/2030 (a)	861	870
2.781% due 10/01/2030 (a)	652	659
3.480% due 01/01/2024 (a)	248	257
4.393% due 09/01/2028 (a)	476	485
5.000% due 11/01/2017- 11/01/2018 (c)	36,553	37,227
5.500% due 01/01/2009- 10/14/2034 (c)	88,476	90,308
6.000% due 03/01/2016- 11/01/2033 (c)	9,945	10,440
6.500% due 09/01/2012- 12/25/2042 (c)	721	763
8.000% due 11/25/2023	520	559
9.250% due 10/25/2018	14	15
10.500% due 05/01/2012	202	228
Federal Housing Administration
7.200% due 05/01/2009	1,057	1,064
7.430% due 07/01/2024	4,232	4,280
Freddie Mac
3.715% due 07/01/2023 (a)	107	111
5.000% due 11/01/2018	1,730	1,762
6.000% due 02/01/2016- 09/01/2016 (c)	847	888
6.500% due 07/25/2043	4,382	4,634
8.500% due 06/01/2009- 06/01/2025 (c)	54	58
10.500% due 09/01/2015	1	1
Government National Mortgage Association
2.100% due 09/20/2030 (a)	197	198
3.000% due 05/20/2034 (a)	691	688
3.375% due 06/20/2025- 05/20/2027 (a)(c)	1,136	1,148
3.500% due 07/15/2030 (a)	1,321	1,341
4.375% due 04/20/2022- 06/20/2022 (a)(c)	1,223	1,234
4.625% due 10/20/2025 (a)	1,095	1,113
4.750% due 07/20/2023- 07/20/2025 (a)(c)	1,357	1,376
7.000% due 11/15/2022	286	307
7.500% due 02/15/2022- 03/15/2024 (c)	562	609
7.750% due 01/17/2030	118	123
8.000% due 03/15/2023- 09/15/2024 (c)	154	169
9.000% due 07/20/2016- 10/15/2030 (c)	395	439

Total U.S. Government Agencies (Cost $162,581)		163,941

U.S. TREASURY OBLIGATIONS 8.5%

Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008	48,362	53,053
4.250% due 01/15/2010	113	131
3.000% due 07/15/2012	211	233

Total U.S. Treasury Obligations (Cost $53,294)		53,417

MORTGAGE-BACKED SECURITIES 4.9%

Bear Stearns Adjustable Rate Mortgage Trust
5.294% due 10/25/2032 (a)	89	90
5.378% due 02/25/2033 (a)	711	719
5.640% due 02/25/2033 (a)	226	227
5.435% due 03/25/2033 (a)	2,017	2,058
4.918% due 01/25/2034 (a)	1,804	1,822
COMM Mortgage Trust
2.060% due 09/15/2014 (a)	300	300
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	2,056	2,101
Countrywide Home Loans, Inc.
5.700% due 03/19/2032 (a)	695	712
CS First Boston Mortgage Securities Corp.
2.002% due 03/25/2032 (a)	1,800	1,802
6.237% due 06/25/2032 (a)	132	134
5.683% due 10/25/2032 (a)	329	332
2.165% due 08/25/2033 (a)	1,962	1,954
DLJ Mortgage Acceptance Corp.
4.437% due 05/25/2024 (a)	87	87
GSR Mortgage Loan Trust
3.474% due 06/25/2034 (a)	5,872	5,831
Nationslink Funding Corp.
1.923% due 11/10/2030 (a)	270	270
7.030% due 06/20/2031	77	82
Prime Mortgage Trust
2.240% due 02/25/2019 (a)	247	247
2.240% due 02/25/2034 (a)	1,058	1,058
Residential Funding Mortgage Securities I, Inc.
5.610% due 09/25/2032 (a)	124	124
Salomon Brothers Mortgage Securities VII, Inc.
3.510% due 11/25/2022 (a)	99	93
Sequoia Mortgage Trust
2.111% due 08/20/2032 (a)	1,416	1,405
Structured Asset Mortgage Investments, Inc.
9.444% due 06/25/2029 (a)	1,168	1,255
2.141% due 09/19/2032 (a)	2,725	2,715
Structured Asset Securities Corp.
6.150% due 07/25/2032 (a)	138	140
2.130% due 01/25/2033 (a)	215	215
Washington Mutual Mortgage Securities Corp.
6.190% due 07/25/2032 (a)	32	32
4.816% due 10/25/2032 (a)	2,796	2,814
3.066% due 02/27/2034 (a)	1,915	1,922

Total Mortgage-Backed Securities (Cost $30,520)		30,541

ASSET-BACKED SECURITIES 7.0%

ACE Securities Corp.
2.180% due 06/25/2032 (a)	91	92
Ameriquest Mortgage Securities, Inc.
2.110% due 08/25/2032 (a)	364	365
1.930% due 04/25/2034 (a)	3,586	3,587
Amortizing Residential Collateral Trust
2.130% due 07/25/2032 (a)	562	562
2.160% due 07/25/2032 (a)	570	571
Asset-Backed Securities Corp. Home Equity
2.860% due 03/15/2032 (a)	1,200	1,207
Centex Home Equity
1.940% due 03/25/2034 (a)	2,189	2,190
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)	768	769
Countrywide Asset-Backed Certificates
1.845% due 06/25/2031 (a)	69	69
2.070% due 12/25/2031 (a)	888	889
Countrywide Home Equity Loan Trust
2.000% due 08/15/2025 (a)	1,121	1,119
Credit-Based Asset Servicing and Securitization
1.970% due 09/25/2021 (a)	4,981	4,983
2.160% due 06/25/2032 (a)	259	260
1.950% due 03/25/2034 (a)	3,039	3,041
Fremont Home Loan Trust
1.890% due 07/25/2034 (a)	1,700	1,699
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	209	210
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (a)	139	139
Morgan Stanley Dean Witter Capital I, Inc.
2.170% due 07/25/2032 (a)	228	228
Morgan Stanley Warehouse Facilities
1.390% due 07/06/2005 (a)	1,900	1,899
Park Place Securities, Inc.
1.750% due 10/25/2034 (a)	5,000	4,999
Renaissance Home Equity Loan Trust
2.040% due 07/25/2034 (a)	6,616	6,618
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)	6,307	6,312
Terwin Mortgage Trust
1.770% due 09/25/2034 (a)(g)	1,971	1,968

Total Asset-Backed Securities (Cost $43,766)		43,776

PREFERRED SECURITY 0.9%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)	510	5,483

Total Preferred Security (Cost $5,100)		5,483

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 58.2%

Certificates of Deposit 8.2%

Bank of America N.A.
1.620% due 11/02/2004	$12,600	12,600
1.640% due 11/10/2004	100	100
Citibank New York N.A.
1.540% due 10/22/2004	5,700	5,700
1.640% due 11/08/2004	8,000	8,000
1.710% due 11/29/2004	100	100
1.805% due 12/10/2004	5,400	5,400
Wells Fargo Bank N.A.
1.600% due 10/04/2004	12,700	12,700
1.620% due 10/06/2004	100	100
1.700% due 10/18/2004	6,400	6,400

		51,100

Commercial Paper 38.1%

Fannie Mae
1.431% due 10/06/2004	2,700	2,699
1.455% due 10/06/2004	12,800	12,797
1.530% due 10/20/2004	6,400	6,395
1.559% due 10/27/2004	4,700	4,695
1.596% due 11/03/2004	3,700	3,695

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 123

Schedule of Investments (Cont.)

Low Duration Fund II

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.690% due 11/08/2004	$6,400	$6,389
1.578% due 11/17/2004	3,700	3,692
1.470% due 11/22/2004	6,400	6,385
1.660% due 11/24/2004	22,200	22,144
1.594% due 12/01/2004	6,400	6,380
1.687% due 12/01/2004	3,900	3,888
1.760% due 12/08/2004	6,400	6,377
1.780% due 12/15/2004	12,800	12,749
Federal Home Loan Bank
1.505% due 10/06/2004	6,300	6,299
1.650% due 10/07/2004	40,400	40,389
1.740% due 10/20/2004	26,400	26,376
Freddie Mac
1.520% due 10/13/2004	5,100	5,097
1.540% due 10/18/2004	1,600	1,599
1.500% due 10/19/2004	700	699
1.560% due 10/20/2004	2,600	2,598
1.580% due 11/02/2004	6,300	6,291
1.540% due 11/08/2004	6,400	6,390
1.545% due 11/12/2004	6,800	6,788
1.570% due 11/15/2004	6,400	6,387
1.579% due 11/22/2004	3,100	3,093
1.777% due 12/14/2004	9,400	9,363
General Electric Capital Corp.
1.800% due 10/01/2004	1,300	1,300
1.590% due 11/10/2004	17,600	17,569
1.610% due 11/16/2004	100	100

		238,623

Repurchase Agreement 1.5%

State Street Bank
1.400% due 10/01/2004
(Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $9,441. Repurchase proceeds are $9,253.)	9,253	9,253

U.S. Treasury Bills 10.4%
1.503% due 11/04/2004- 12/16/2004 (c)(d)	65,460	65,282

Total Short-Term Instruments (Cost $364,292)		364,258

		Value (000s)
Total Investments 110.3% (Cost $688,053)		$689,863

Written Options (f) 0.0% (Premiums $14)		(0)
Other Assets and Liabilities (Net) (10.3%)		(64,492)

Net Assets 100.0%		$625,371

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,555 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	263	$45
Eurodollar September Long Futures	09/2005	924	85
Eurodollar December Long Futures	12/2004	92	(2)
Eurodollar December Long Futures	12/2005	20	28
U.S. Treasury 10-Year Note Long Futures	12/2004	19	(8)

			$148

(e)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	$400	$3
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014	2,300	(28)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014	1,600	(20)

						$(45)

(f)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$3,000	$14	$0

**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	The aggregate value of fair valued securities is $1,968, which is 0.31% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

124  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Schedule of Investments

Low Duration Fund III

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 7.2%

Banking & Finance 4.9%

Bank of America Corp.
2.110% due 08/26/2005 (a)	$600	$601
Ford Motor Credit Co.
3.540% due 10/25/2004 (a)	1,000	1,001
Gemstone Investors Ltd.
7.710% due 10/31/2004	100	100
General Motors Acceptance Corp.
2.880% due 10/20/2005 (a)	500	504
2.530% due 04/13/2006 (a)	1,000	1,005
Goldman Sachs Group, Inc.
1.980% due 07/23/2009 (a)	600	602
Pemex Project Funding Master Trust
2.650% due 01/07/2005 (a)	800	800
Prudential Financial, Inc.
4.104% due 11/15/2006	200	203
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	400	400

		5,216

Industrials 1.3%

DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	100	101
7.750% due 06/15/2005	800	829
2.340% due 05/24/2006 (a)	100	100
Tyco International Group S.A.
6.375% due 06/15/2005	400	410

		1,440

Utilities 1.0%

Entergy Mississippi, Inc.
4.350% due 04/01/2008	200	202
France Telecom S.A.
8.200% due 03/01/2006	300	321
Progress Energy, Inc.
6.050% due 04/15/2007	500	529

		1,052

Total Corporate Bonds & Notes (Cost $7,668)		7,708

U.S. GOVERNMENT AGENCIES 18.1%

Fannie Mae
2.644% due 09/01/2040	190	192
3.681% due 08/01/2029 (a)	538	547
5.000% due 10/19/2019	4,000	4,064
5.500% due 01/01/2009-10/14/2034 (c)	9,807	9,997
5.843% due 02/01/2031 (a)	167	169
6.000% due 02/01/2017-11/01/2017 (c)	1,612	1,691
6.500% due 01/01/2033	57	61
Freddie Mac
2.050% due 11/15/2030 (a)	53	54
5.000% due 11/01/2018	176	179
6.000% due 03/01/2016- 02/15/2030 (c)	996	1,020
6.500% due 07/25/2043	538	569
Government National Mortgage Association
3.000% due 02/20/2032 (a)	264	265
4.000% due 05/20/2030 (a)	306	311
4.375% due 06/20/2027 (a)	99	101
8.500% due 10/20/2026	51	56

Total U.S. Government Agencies (Cost $19,212)		19,276

U.S. TREASURY OBLIGATIONS 2.1%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (d)	120	128
3.625% due 01/15/2008	1,290	1,415
4.250% due 01/15/2010	225	261
3.375% due 01/15/2012	107	121
3.000% due 07/15/2012	316	350

Total U.S. Treasury Obligations (Cost $2,249)		2,275

MORTGAGE-BACKED SECURITIES 3.9%

Bear Stearns Adjustable Rate Mortgage Trust
5.378% due 02/25/2033 (a)	69	70
5.640% due 02/25/2033 (a)	23	23
5.450% due 03/25/2033 (a)	247	252
4.924% due 01/25/2034 (a)	278	280
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	233	238
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	15	15
6.222% due 06/25/2032 (a)	17	17
GMAC Commercial Mortgage Securities, Inc.
6.570% due 09/15/2033	260	267
GSR Mortgage Loan Trust
3.492% due 06/01/2034 (a)	834	828
Prime Mortgage Trust
1.850% due 02/25/2034 (a)	118	118
2.020% due 02/25/2034 (a)	62	62
Structured Asset Securities Corp.
1.600% due 10/25/2027 (a)	138	138
6.250% due 01/25/2032	73	76
Washington Mutual Mortgage Securities Corp.
5.460% due 02/25/2033 (a)	304	307
3.565% due 01/25/2040 (a)	11	11
2.625% due 06/25/2042 (a)	507	512
Washington Mutual, Inc.
5.500% due 04/26/2032 (a)	73	74
Wells Fargo Mortgage-Backed Securities Trust
3.542% due 09/25/2034 (a)	874	876

Total Mortgage-Backed Securities (Cost $4,152)		4,164

ASSET-BACKED SECURITIES 16.1%

Ameriquest Mortgage Securities, Inc.
1.610% due 04/25/2032 (a)	42	42
1.540% due 04/25/2034 (a)	645	645
1.481% due 08/25/2034 (a)	701	702
Argent Securities, Inc.
2.020% due 09/25/2034 (a)	300	300
Centex Home Equity
1.550% due 03/25/2034 (a)	365	365
Countrywide Asset-Backed Certificates
1.690% due 12/25/2031 (a)	148	148
1.530% due 12/25/2034 (a)	655	655
1.800% due 12/25/2034 (a)	700	700
Credit-Based Asset Servicing and Securitization
1.560% due 03/25/2034 (a)	516	516
1.600% due 08/25/2034 (a)	800	801
Equity One ABS, Inc.
1.950% due 07/25/2034 (a)	801	801
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.420% due 07/25/2033 (a)	416	416
Fremont Home Loan Trust
1.664% due 07/25/2034 (a)	300	300
GSAMP Trust
1.740% due 03/25/2034 (a)	440	440
2.020% due 10/01/2034 (a)(h)	1,000	1,000
Home Equity Asset Trust
1.780% due 12/25/2034 (a)	600	600
Merrill Lynch CLO Pilgrim-3
1.889% due 06/23/2010 (a)	233	232
Nelnet Student Loan Trust
1.920% due 04/25/2011 (a)	300	300
Park Place Securities, Inc.
1.750% due 10/25/2034 (a)	800	800
Renaissance Home Equity Loan Trust
1.464% due 07/25/2034 (a)	951	951
Residential Asset Mortgage Products, Inc.
1.740% due 04/25/2026 (a)	1,084	1,085
Residential Asset Securities Corp.
1.450% due 06/25/2023 (a)	508	508
SACO I, Inc.
2.030% due 11/01/2034 (a)	700	700
Sears Credit Account Master Trust
1.920% due 10/16/2008 (a)	1,000	1,000
1.890% due 08/18/2009 (a)	1,100	1,102
2.140% due 11/17/2009 (a)	1,000	1,001
Terwin Mortgage Trust
1.692% due 09/25/2034 (a)(h)	375	375
Truman Capital Mortgage Loan Trust
1.640% due 01/25/2034 (a)	614	613
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)	100	100

Total Asset-Backed Securities (Cost $17,199)		17,198

SOVEREIGN ISSUES 1.4%

Republic of Brazil
2.000% due 04/15/2006 (a)	198	198
10.000% due 01/16/2007	200	223
2.062% due 04/15/2009 (a)	353	347
Russian Federation
8.750% due 07/24/2005	700	731

Total Sovereign Issues (Cost $1,464)		1,499

PREFERRED SECURITY 0.5%

	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)	44	473

Total Preferred Security (Cost $464)		473

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 63.2%

Certificates of Deposit 2.0%

Citibank New York N.A.
1.660% due 11/23/2004	$2,100	2,100

Commercial Paper 59.9%

ABN AMRO North America
1.480% due 10/06/2004	2,800	2,799
1.925% due 01/24/2005	300	298
1.945% due 01/31/2005	100	99
Anz (Delaware), Inc.
1.485% due 10/08/2004	2,000	1,999
1.570% due 10/26/2004	300	300
1.845% due 12/17/2004	900	896
Bank of Ireland
1.750% due 12/06/2004	1,700	1,694
1.840% due 12/17/2004	1,500	1,494
Barclays U.S. Funding Corp.
1.750% due 11/15/2004	600	599
1.800% due 12/08/2004	2,600	2,591
CBA (de) Finance
1.485% due 10/08/2004	2,600	2,599
1.850% due 12/20/2004	300	299
1.890% due 12/29/2004	200	199

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 125

Schedule of Investments (Cont.)

Low Duration Fund III

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CDC Commercial Corp.
1.670% due 11/23/2004	$1,400	$1,397
Danske Corp.
1.520% due 10/18/2004	400	400
1.645% due 11/19/2004	100	100
1.845% due 12/21/2004	1,300	1,294
Den Norske Bank ASA
1.725% due 12/03/2004	200	199
1.790% due 12/10/2004	200	199
1.830% due 12/15/2004	100	100
1.840% due 12/23/2004	2,600	2,589
1.850% due 12/27/2004	100	100
Dexia Delaware LLC
1.505% due 10/01/2004	2,000	2,000
1.540% due 10/04/2004	100	100
1.810% due 12/13/2004	1,100	1,096
European Investment Bank
1.785% due 12/13/2004	2,100	2,092
Fannie Mae
1.010% due 10/01/2004	600	600
1.455% due 10/06/2004	1,000	1,000
1.520% due 10/15/2004	1,000	999
1.530% due 10/18/2004	400	400
1.625% due 11/17/2004	200	200
1.800% due 11/29/2004	200	199
1.774% due 12/15/2004	800	797
1.819% due 12/22/2004	2,000	1,991
Federal Home Loan Bank
1.505% due 10/06/2004	200	200
1.475% due 10/15/2004	1,000	999
ForeningsSparbanken AB
1.785% due 12/07/2004	2,900	2,890
Freddie Mac
1.525% due 10/07/2004	1,000	1,000
1.560% due 10/20/2004	1,000	999
1.545% due 11/12/2004	300	299
1.513% due 11/22/2004	900	898
1.930% due 01/24/2005	400	397
General Electric Capital Corp.
1.580% due 11/01/2004	100	100
1.590% due 11/05/2004	100	100
1.800% due 12/16/2004	500	498
HBOS Treasury Services PLC
1.580% due 10/21/2004	1,600	1,599
1.640% due 10/26/2004	900	899
1.780% due 12/07/2004	100	100
1.780% due 12/08/2004	600	598
ING U.S. Funding LLC
1.790% due 12/10/2004	1,600	1,594
1.820% due 12/16/2004	1,400	1,394
1.840% due 12/21/2004	200	199
Lloyds Bank PLC
1.530% due 10/22/2004	400	400
National Australia Funding, Inc.
1.620% due 10/01/2004	200	200
Rabobank USA Financial Corp.
1.860% due 10/01/2004	200	200
Royal Bank of Scotland PLC
1.540% due 10/19/2004	2,800	2,798
1.630% due 11/03/2004	400	399
1.810% due 12/22/2004	900	896
Spintab AB
1.710% due 12/03/2004	100	100
Svenska Handelsbanken, Inc.
1.625% due 11/04/2004	2,300	2,296
UBS Finance, Inc.
1.630% due 11/16/2004	300	299
1.690% due 11/29/2004	2,500	2,493
1.765% due 12/07/2004	100	100
1.835% due 12/22/2004	300	299
UniCredit Delaware
1.570% due 10/22/2004	1,400	1,399
1.635% due 11/05/2004	600	599
Westpac Capital Corp.
1.460% due 10/04/2004	1,700	1,700
1.520% due 10/15/2004	1,200	1,199

		63,858

Repurchase Agreement 1.0%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae due 08/15/2005 valued at $1,120. Repurchase proceeds are $1,093.)	1,093	1,093

U.S. Treasury Bills 0.3%
1.628% due 12/02/2004-12/16/2004 (c)(d)	270	269

Total Short-Term Instruments (Cost $67,324)		67,320

Total Investments 112.5% (Cost $119,732)		$119,913

Written Options (f) 0.0% (Premiums $2)		(0)

Other Assets and Liabilities (Net) (12.5%)		(13,329)

Net Assets 100.0%		$106,584

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $397 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Appreciation/ Unrealized (Depreciation)
Eurodollar June Long Futures	06/2005	13	$(1)
Eurodollar September Long Futures	09/2005	168	26
Eurodollar December Long Futures	12/2004	15	0
Euribor December Long Futures	12/2005	33	14
Euribor June Long Futures	06/2005	19	31
Euribor September Long Futures	09/2005	21	29
Euribor Written Put Options Strike @ 97.000	12/2004	2	2
Euro-Bobl 5-Year Note Long Futures	12/2004	1	1
Euro-Bund 10-Year Note Long Futures	12/2004	1	0
U.S. Treasury 10-Year Note Long Futures	12/2004	15	(8)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	3	1

			$95

126  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(e)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	700	$(30)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	1,100	39
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		$400	3
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		2,100	(26)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		1,400	(17)

							$(31)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$20	$0
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	100	0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	200	0

						$0

(f)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$400	$2	$0

**	The Fund will receive a floating rate based on 3-month LIBOR.

(g) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	62	11/2004	$1	$0	$1
Buy		150	12/2004	1	0	1
Buy	CP	12,182	11/2004	1	0	1
Buy		30,301	12/2004	0	0	0
Sell	EC	406	10/2004	0	(11)	(11)
Buy	H$	161	11/2004	0	0	0
Buy		389	12/2004	0	0	0
Buy	KW	24,105	11/2004	0	0	0
Buy		59,000	12/2004	0	0	0
Buy	MP	561	12/2004	0	0	0
Buy	PN	71	11/2004	0	0	0
Buy		70	12/2004	0	0	0
Buy	PZ	84	11/2004	1	0	1
Buy		86	12/2004	0	0	0
Buy	RP	1,447	12/2004	0	0	0
Buy	RR	590	11/2004	0	0	0
Buy		1,524	12/2004	0	0	0
Buy	S$	35	11/2004	1	0	1
Buy		85	12/2004	0	0	0
Buy	SV	672	11/2004	1	0	1
Buy		669	12/2004	0	0	0
Buy	T$	686	11/2004	0	0	0
Buy		1,660	12/2004	0	0	0

				$6	$(11)	$(5)

(h)	The aggregate value of fair valued securities is $1,375, which is 1.29% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 127

Schedule of Investments

Moderate Duration Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.4%

Banking & Finance 2.0%

Citigroup, Inc.
6.750% due 12/01/2005	$175	$183
6.200% due 03/15/2009	110	121
Ford Motor Credit Co.
7.500% due 03/15/2005	500	511
7.600% due 08/01/2005	14,514	15,075
General Electric Capital Corp.
6.500% due 12/10/2007	100	109
General Motors Acceptance Corp.
5.250% due 05/16/2005	800	814
3.630% due 05/19/2005 (a)	10,000	10,089
2.880% due 10/20/2005 (a)	2,500	2,520
Household Finance Corp.
6.500% due 01/24/2006	160	168
John Deere Capital Corp.
3.125% due 12/15/2005	160	161
Phoenix Quake Wind Ltd.
4.050% due 07/03/2008 (a)	700	726
4.050% due 07/03/2008 (a)	600	622
5.100% due 07/03/2008 (a)	300	308
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,461	1,311
Royal Bank of Scotland PLC
8.817% due 03/31/2049	3,600	3,711
Vita Capital Ltd.
2.950% due 01/01/2007 (a)	400	402

		36,831

Industrials 1.2%

DaimlerChrysler North America Holding Corp.
2.750% due 09/26/2005 (a)	2,700	2,714
2.340% due 05/24/2006 (a)	4,600	4,619
Leggett & Platt, Inc.
7.650% due 02/15/2005	50	51
Petroleos Mexicanos
9.500% due 09/15/2027	600	733
SR Wind Ltd.
6.960% due 05/18/2005 (a)	1,000	1,012
7.460% due 05/18/2005 (a)(j)	1,000	870
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	8,229
United Airlines, Inc.
7.186% due 04/01/2011 (b)	4,908	4,125

		22,353

Utilities 0.2%

Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	60	60
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,000	3,123

		3,183

Total Corporate Bonds & Notes (Cost $62,360)		62,367

MUNICIPAL BONDS & NOTES 2.1%

California State Polytechnic University Revenue Bonds, Series 1972
5.250% due 01/01/2010	4,500	4,987
Jefferson County, Alabama Sewer Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 02/01/2038	5,210	5,854
5.000% due 02/01/2042	8,820	9,911
New Castle County, Delaware General Obligation Bonds, Series 2004
5.000% due 10/01/2012	2,780	3,135
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 11/01/2013	500	558
State of Maine General Obligation Bonds, Series 1999
6.450% due 06/15/2005	250	257
State of North Carolina General Obligation Bonds, Series 2004
5.000% due 03/01/2012	7,400	8,277
State of Ohio Development Assistance Revenue Bonds, (AMBAC Insured), Series 1996
7.100% due 04/01/2007	500	546
State of Wisconsin General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2011	4,770	5,287

Total Municipal Bonds & Notes (Cost $38,732)		38,812

U.S. GOVERNMENT AGENCIES 30.7%

Fannie Mae
2.240% due 11/25/2032 (a)	29	29
3.000% due 08/25/2009	21	21
4.500% due 05/01/2019-06/01/2019 (d)	1,098	1,096
4.765% due 01/01/2027 (a)	204	208
5.000% due 12/01/2013-10/14/2034 (d)	178,647	181,505
5.500% due 06/01/2007-10/14/2034 (d)	272,322	278,915
5.630% due 11/01/2005	229	233
5.950% due 01/01/2009	209	224
6.000% due 05/01/2005-04/01/2032 (d)	19,622	20,593
6.130% due 10/01/2008	157	169
6.235% due 08/01/2008	186	200
6.325% due 04/01/2008	290	312
6.500% due 01/01/2013-06/25/2044 (d)	3,770	3,984
7.000% due 05/01/2012-05/01/2032 (d)	422	449
7.500% due 03/01/2015-07/25/2041 (d)	697	751
8.000% due 12/01/2006-10/01/2026 (d)	555	605
12.000% due 05/01/2016	7	8
Federal Home Loan Bank
5.960% due 02/05/2008	180	195
Federal Housing Administration
7.430% due 04/01/2022-06/01/2023 (d)	1,235	1,249
Freddie Mac
3.250% due 11/15/2004	250	250
4.500% due 10/01/2018-05/01/2034 (d)	1,037	1,032
5.000% due 04/15/2016-08/01/2034 (d)	30,412	30,924
5.500% due 06/01/2017-10/01/2033 (d)	1,308	1,338
6.000% due 09/01/2013-02/01/2034 (d)	2,759	2,873
6.250% due 08/25/2022	1,398	1,406
6.500% due 07/25/2043	14	15
6.875% due 01/15/2005	380	385
7.000% due 04/01/2032	110	117
7.200% due 10/01/2006	191	206
8.000% due 01/01/2012	32	33
8.500% due 04/15/2025	732	763
Government National Mortgage Association
2.228% due 10/16/2030 (a)	175	176
2.378% due 02/16/2030 (a)	1,767	1,783
2.428% due 02/16/2030 (a)	1,327	1,341
3.000% due 05/20/2034 (a)	691	688
3.375% due 03/20/2020-03/20/2028 (a)(d)	1,016	1,027
4.625% due 11/20/2017-12/20/2017 (a)(d)	105	107
4.630% due 11/20/2025 (a)	28	28
5.000% due 09/15/2017-12/15/2017 (d)	274	282
5.500% due 01/15/2017-03/15/2034 (d)	542	559
6.000% due 07/20/2015	6	7
7.000% due 07/15/2031-12/15/2031 (d)	262	279
7.500% due 03/15/2008-01/15/2031 (d)	1,578	1,670
8.000% due 04/15/2017-11/15/2022 (d)	2,917	3,190
8.500% due 02/15/2008	31	33
9.000% due 06/15/2009-10/15/2017 (d)	257	278
9.500% due 08/15/2021-12/15/2021 (d)	42	47
Housing Urban Development
5.070% due 08/01/2015	2,000	2,038
5.290% due 08/01/2017	5,000	5,134
Small Business Administration
4.340% due 03/01/2024	88	87
4.504% due 02/10/2014	98	98
5.130% due 09/01/2023	24	24
6.090% due 07/01/2011	212	224
6.640% due 02/01/2011	10,241	11,104
7.449% due 08/01/2010	7,308	8,102

Total U.S. Government Agencies (Cost $564,955)		568,394

U.S. TREASURY OBLIGATIONS 6.4%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (e)	2,152	2,300
3.625% due 01/15/2008	31,538	34,597
3.875% due 01/15/2009	68,315	76,926
3.500% due 01/15/2011	3,156	3,573
3.000% due 07/15/2012	211	234
U.S. Treasury Notes
2.125% due 10/31/2004	470	470
5.875% due 11/15/2004	200	201

Total U.S. Treasury Obligations (Cost $115,334)		118,301

MORTGAGE-BACKED SECURITIES 0.4%

Bear Stearns Adjustable Rate Mortgage Trust
5.291% due 10/25/2032 (a)	179	180
5.381% due 02/25/2033 (a)	1,307	1,321
5.642% due 02/25/2033 (a)	565	567
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	8	8
Countrywide Home Loans, Inc.
2.110% due 04/25/2034 (a)	8	8
Credit-Based Asset Servicing & Securitization LLC
2.340% due 01/25/2033 (a)	5	5
CS First Boston Mortgage Securities Corp.
1.727% due 03/25/2032 (a)	900	901
Indymac Adjustable Rate Mortgage Trust
4.495% due 01/25/2032 (a)	558	558
Prime Mortgage Trust
2.240% due 02/25/2034 (a)	2,730	2,731

128  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Residential Funding Mortgage Securities I, Inc.
5.606% due 09/25/2032 (a)		$248	$248
Structured Asset Securities Corp.
6.111% due 02/25/2032 (a)		140	141
2.000% due 08/25/2033 (a)		3	3
Washington Mutual Mortgage Securities Corp.
4.816% due 10/25/2032 (a)		10	10
5.150% due 10/25/2032 (a)		1,030	1,045
3.066% due 02/27/2034 (a)		16	16

Total Mortgage-Backed Securities (Cost $7,903)			7,742

ASSET-BACKED SECURITIES 5.4%

Brazos Student Loan Finance Co.
2.710% due 06/01/2023 (a)		3,988	4,033
Centex Home Equity
2.120% due 01/25/2034 (a)		27	27
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.890% due 10/25/2034 (a)		4,400	4,393
Fremont Home Loan Trust
2.235% due 12/25/2029 (a)		1,103	1,105
1.890% due 07/25/2034 (a)		4,700	4,698
Home Equity Asset Trust
1.780% due 12/25/2034 (a)		9,801	9,800
IMC Home Equity Loan Trust
2.020% due 03/25/2027 (a)		3	3
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.580% due 03/25/2034 (a)		11,122	11,129
Morgan Stanley Warehouse Facilities
1.390% due 07/06/2005 (a)		4,700	4,697
Option One Mortgage Loan Trust
2.130% due 06/25/2030 (a)		404	404
Park Place Securities, Inc.
1.957% due 08/25/2034 (a)		9,000	8,999
Provident Bank Home Equity Loan Trust
2.110% due 08/25/2031 (a)		4,198	4,199
SACO I, Inc.
2.030% due 11/01/2034 (a)		11,800	11,800
Sears Credit Account Master Trust
1.860% due 02/18/2009 (a)		16,900	16,906
1.890% due 08/18/2009 (a)		17,900	17,929

Total Asset-Backed Securities (Cost $100,051)			100,122

SOVEREIGN ISSUES 1.9%

Hydro - Quebec
2.142% due 09/29/2049 (a)		5,000	4,721
Republic of Brazil
2.062% due 04/15/2006 (a)		4,122	4,117
2.125% due 04/15/2009 (a)		4,588	4,505
Republic of Panama
8.875% due 09/30/2027		700	738
Republic of Peru
9.125% due 01/15/2008		12,000	13,602
9.125% due 02/21/2012		5,000	5,625
United Mexican States
6.375% due 01/16/2013		40	42
United Mexican States Value Recovery Right
0.000% due 06/30/2005		22,000	446
0.000% due 06/30/2006		22,000	545
0.000% due 06/30/2007		22,000	479

Total Sovereign Issues (Cost $31,172)			34,820

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.8%

Banque Centrale De Tunisie
7.500% due 08/06/2009	EC	6,000	8,484
Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	NZ$	800	686
Republic of Germany
3.000% due 12/10/2004	EC	5,000	6,227

Total Foreign Currency-Denominated Issues (Cost $12,741)			15,397

	# of Contracts
PURCHASED PUT OPTIONS 0.0%

Eurodollar September Futures (CME) Strike @ 93.250 Exp. 09/19/2005		980	12

Total Purchased Put Options (Cost $10)			12

	Shares
PREFERRED SECURITY 0.2%

DG Funding Trust
3.360% due 12/29/2049 (a)		410	4,407

Total Preferred Security (Cost $4,100)			4,407

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 61.6%

Certificates of Deposit 8.0%

Bank of America N.A.
1.620% due 11/02/2004		$34,600	34,600
1.640% due 11/10/2004		100	100
Citibank New York N.A.
1.640% due 11/08/2004		35,000	35,000
1.710% due 11/29/2004		600	600
1.750% due 12/07/2004		300	300
1.805% due 12/10/2004		20,500	20,500
Wells Fargo Bank N.A.
1.600% due 10/04/2004		35,100	35,100
1.610% due 10/05/2004		200	200
1.620% due 10/06/2004		700	700
1.650% due 10/07/2004		19,700	19,700
1.700% due 10/18/2004		1,000	1,000
1.780% due 11/12/2004		100	100

			147,900

Commercial Paper 48.0%

Altria Group, Inc.
1.800% due 10/29/2004		2,100	2,100
Bank of Ireland
1.840% due 12/17/2004		14,200	14,142
Danske Corp.
1.645% due 11/19/2004		23,400	23,348
1.665% due 11/22/2004		400	399
1.685% due 11/29/2004		28,600	28,521
1.765% due 12/09/2004		4,500	4,484
1.845% due 12/20/2004		400	398
Fannie Mae
1.455% due 10/06/2004		46,200	46,191
1.526% due 10/20/2004		16,000	15,987
1.530% due 10/20/2004		16,100	16,087
1.180% due 11/01/2004		32,100	32,056
1.690% due 11/08/2004		19,000	18,966
1.557% due 11/10/2004		11,200	11,180
1.578% due 11/17/2004		9,300	9,280
1.470% due 11/22/2004		33,600	33,524
1.594% due 12/01/2004		8,100	8,074
1.687% due 12/01/2004		18,200	18,143
1.760% due 12/08/2004		37,900	37,766
Federal Home Loan Bank
1.740% due 10/20/2004		3,100	3,097
1.595% due 11/12/2004		17,500	17,468
Freddie Mac
1.450% due 10/05/2004		29,900	29,895
1.525% due 10/07/2004		16,000	15,996
1.456% due 10/12/2004		12,600	12,594
1.470% due 10/12/2004		75,600	75,566
1.500% due 10/19/2004		16,900	16,887
1.560% due 10/20/2004		16,100	16,087
1.545% due 10/25/2004		44,100	44,054
1.530% due 11/01/2004		16,800	16,778
1.540% due 11/08/2004		33,600	33,546
1.545% due 11/10/2004		16,800	16,771
1.537% due 11/12/2004		16,800	16,770
1.545% due 11/12/2004		33,600	33,539
1.570% due 11/15/2004		16,800	16,767
1.579% due 11/22/2004		16,800	16,762
1.575% due 11/24/2004		17,000	16,960
General Electric Capital Corp.
1.800% due 12/14/2004		5,500	5,479
General Motors Acceptance Corp.
2.404% due 03/22/2005		1,100	1,089
2.495% due 04/05/2005		1,900	1,879
2.535% due 04/05/2005		600	594
HBOS Treasury Services PLC
1.785% due 12/09/2004		52,100	51,912
Royal Bank of Scotland PLC
1.690% due 11/29/2004		49,400	49,263
Stadshypoket Delaware, Inc.
1.850% due 12/20/2004		2,200	2,191
UBS Finance, Inc.
1.570% due 10/25/2004		16,900	16,882
1.675% due 11/24/2004		34,200	34,114
1.690% due 11/29/2004		2,100	2,094
1.850% due 12/21/2004		4,100	4,082

			889,762

Repurchase Agreement 0.4%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $7,948. Repurchase proceeds are $7,789.)		7,789	7,789

U.S. Treasury Bills 5.2%
1.481% due 11/04/2004-12/16/2004 (d)(e)		97,095	96,937

Total Short-Term Instruments (Cost $1,142,416)			1,142,388

Total Investments 112.9% (Cost $2,079,774)			$2,092,762
Written Options (g) (0.0%) (Premiums $346)			(241)
Other Assets and Liabilities (Net) (12.9%)			(238,318)

Net Assets 100.0%			$1,854,203

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 129

Schedule of Investments (Cont.)

Moderate Duration Fund

September 30, 2004 (Unaudited)

(e) Securities with an aggregate market value of $11,963 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:
Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,041	$72
Eurodollar September Long Futures	09/2005	2,657	165
Eurodollar December Long Futures	12/2004	271	(5)
Eurodollar December Long Futures	12/2005	196	257
Euribor December Long Futures	12/2005	336	340
Euribor June Long Futures	06/2005	175	387
Euribor September Long Futures	09/2005	239	489
Euro-Bobl 5-Year Note Long Futures	12/2004	1,119	411
Euro-Bund 10-Year Note Long Futures	12/2004	952	23
U.S. Treasury 30-Year Bond Long Futures	12/2004	4	(6)
U.S. Treasury 5-Year Note Long Futures	12/2004	57	9

			$2,142

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	1,300	$(37)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	2,400	91
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		$800	12
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		45,100	(556)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		30,300	(371)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2006		139,500	1,778
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		53,900	1,250

							$2,167

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$400	$3
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	5,000	4
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,000	103
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	5,200	6
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.100%	06/20/2005	600	3

						$119

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$1,700	$0

130  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(g)	Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures		$114.000		11/26/2004	334	$186	$193
Put - CBOT U.S. Treasury Note December Futures		110.000		11/26/2004	160	128	48

						$314	241

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$6,600	$32	$0

** The Fund will receive a floating rate based on 3-month LIBOR.
(h) Short sales open at September 30, 2004 were as follows:
Type		Coupon (%)		Maturity	Par	Value	Proceeds
U.S. Treasury Bond		5.375		02/15/2031	$2,800	$3,000	$2,976
U.S. Treasury Note		4.750		05/15/2014	8,200	8,610	8,552

						$11,610	$11,528

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	469	10/2004	$14	$0	$14
Buy		980	11/2004	18	0	18
Buy		428	12/2004	4	0	4
Buy	CP	129,292	11/2004	10	0	10
Buy		242,408	12/2004	3	0	3
Sell	EC	17,110	10/2004	0	(496)	(496)
Buy	H$	2,515	10/2004	0	(1)	(1)
Sell		5,223	11/2004	1	0	1
Buy		3,109	12/2004	0	0	0
Buy	KW	375,003	10/2004	4	0	4
Sell		777,098	11/2004	0	(4)	(4)
Buy		472,000	12/2004	0	(2)	(2)
Sell	MP	51	11/2004	0	0	0
Buy		4,484	12/2004	3	0	3
Buy	PN	411	11/2004	2	0	2
Buy		1,392	12/2004	2	0	2
Buy	PZ	748	11/2004	3	0	3
Buy		751	12/2004	2	0	2
Buy	RP	26,454	12/2004	0	(5)	(5)
Buy	RR	9,193	10/2004	2	0	2
Sell		1,710	11/2004	0	(1)	(1)
Buy		12,191	12/2004	1	0	1
Buy	S$	545	10/2004	6	0	6
Buy		558	11/2004	5	0	5
Sell		644	11/2004	0	(5)	(5)
Buy		682	12/2004	1	0	1
Buy	SV	3,816	11/2004	2	0	2
Buy		13,372	12/2004	3	0	3
Buy	T$	4,014	11/2004	0	0	0
Buy		13,284	12/2004	0	(1)	(1)

				$86	$(515)	$(429)

(j)	The aggregate value of fair valued securities is $870, which is 0.05% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 131

Schedule of Investments

Money Market Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 3.5%

Federal Home Loan Bank
1.346% due 11/24/2004	$15,000	$14,999

Total U.S. Government Agencies (Cost $14,999)		14,999

SHORT-TERM INSTRUMENTS 95.6%

Certificates of Deposit 9.4%

Bank of America Corp.
1.640% due 11/10/2004	10,200	10,200
Citibank New York N.A.
1.750% due 12/07/2004	9,300	9,300
1.805% due 12/10/2004	4,600	4,600
Dexia Bank New York
1.675% due 11/23/2004	3,000	3,000
Wells Fargo Bank N.A.
1.600% due 10/04/2004	8,400	8,400
1.700% due 10/18/2004	5,400	5,400

		40,900

Commercial Paper 74.7%

ABN AMRO North America
1.480% due 10/06/2004	11,200	11,198
Bank of Ireland
1.960% due 01/27/2005	11,600	11,526
CBA (de) Finance
1.660% due 11/22/2004	14,000	13,966
CDC Commercial Corp.
1.670% due 11/23/2004	15,000	14,963
Den Norske Bank ASA
1.500% due 10/06/2004	12,000	11,998
Dexia Delaware LLC
1.830% due 12/20/2004	10,000	9,959
Fannie Mae
1.455% due 10/06/2004	20,000	19,996
1.567% due 10/27/2004	15,700	15,682
1.578% due 11/17/2004	8,000	7,983
1.605% due 11/10/2004	10,000	9,982
1.625% due 11/17/2004	15,000	14,968
1.660% due 11/24/2004	4,000	3,990
Federal Home Loan Bank
1.464% due 10/15/2004	5,000	4,997
1.475% due 10/15/2004	5,000	4,997
1.650% due 12/08/2004	13,000	12,957
1.655% due 11/26/2004	14,000	13,964
Freddie Mac
1.618% due 11/16/2004	19,000	18,961
1.620% due 11/16/2004	21,274	21,230
1.780% due 12/14/2004	3,000	2,989
General Electric Capital Corp.
1.600% due 11/09/2004	15,000	14,974
HBOS Treasury Services PLC
1.620% due 10/29/2004	12,000	11,985
ING U.S. Funding LLC
1.790% due 12/09/2004	13,000	12,955
Lloyds Bank PLC
1.485% due 10/01/2004	8,000	8,000
Nordea North America, Inc.
1.910% due 01/18/2005	8,900	8,849
Royal Bank of Scotland PLC
1.780% due 12/10/2004	12,000	11,959
UBS Finance, Inc.
1.835% due 12/22/2004	15,000	14,937
Westpac Capital Corp.
1.650% due 12/06/2004	15,000	14,955

		324,920

Repurchase Agreements 11.5%

Credit Suisse First Boston
1.700% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 3.125% due 04/15/2009 valued at $36,208. Repurchase proceeds are $35,302.)	35,300	35,300
State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $15,170. Repurchase proceeds are $14,873.)	14,872	14,872

		50,172

Total Short-Term Instruments (Cost $415,992)		415,992

Total Investments 99.1% (Cost $430,991)		$430,991

Other Assets and Liabilities (Net) 0.9%		4,027

Net Assets 100.0%		$435,018

132  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Schedule of Investments

Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 98.9%

Alabama 0.8%

Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,364
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	360	368

		2,732

Alaska 0.2%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	548

Arizona 1.5%

Maricopa County, Arizona Peoria Unified School District No. 11 General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2011	3,000	3,331
Phoenix Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	245	248
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,317

		4,896

California 4.2%

Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,666
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2004
17.325% due 07/01/2011 (a)	4,000	6,179
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,582
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350	356
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,319
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	345
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	362
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	170	173
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,023

		14,005

Colorado 2.3%

Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 12/15/2015	3,750	4,294
Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	155	161
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	60	62
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	95	97
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,460
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,444

		7,518

Connecticut 3.8%

Connecticut State General Obligation Bonds, Series 2001
9.101% due 12/15/2012 (a)	5,000	6,521
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2003
1.650% due 07/01/2037 (a)	700	700
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
8.710% due 01/15/2011 (a)	2,500	3,047
University of Connecticut General Obligation Bonds, Series 2002
5.375% due 04/01/2019	2,230	2,469

		12,737

Florida 5.1%

Coral Gables, Florida Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2029	2,000	2,045
Florida State Environmental Protection Preservation Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 07/01/2010	1,335	1,494
Florida State General Obligation Bonds, Series 2004
8.640% due 07/01/2011 (a)	3,103	3,798
Hillsborough County, Florida Utilities Revenue Bonds, (FGIC Insured) Series 2003
5.000% due 08/01/2011	2,500	2,783
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	342
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,240
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
5.805% due 10/01/2015 (a)	500	512
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	978

		17,192

Georgia 0.8%

Georgia Municipal Electric Authority Revenue Bonds, (FGIC- TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,414
Georgia Municipal Electric Authority Revenue Bonds, (MBIA- IBC Insured), Series 1997
6.500% due 01/01/2012	200	233
Georgia State Road & Tollway Authority Revenue Bonds, (ST GTD Insured), Series 2001
5.250% due 03/01/2012	1,000	1,133

		2,780

Hawaii 0.5%

Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	520	524
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,116

		1,640

Illinois 9.6%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	465
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,166
Chicago, Illinois Board of Education General Obligation Bonds, Series 1999
0.000% due 12/01/2031	1,000	232
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,029
Chicago, Illinois Metropolitan Water Reclamation District- Greater Chicago, Series 2002
5.000% due 12/01/2011	2,300	2,552
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,382
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	95
0.000% due 12/01/2012	135	98
0.000% due 12/01/2014	255	167
0.000% due 12/01/2015	1,885	1,174
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	455
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.970% due 07/01/2012 (a)	2,000	2,114
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	833
Illinois State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,778

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 133

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Illinois State Sales Tax Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/15/2011	$3,000	$3,315
Kendall, Kane & Will Counties, Illinois Community Unit School District No 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	3,000	2,188
Lake Cook, Dane & McHenry Counties Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	3,059
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,128
9.000% due 02/01/2009	650	811
9.000% due 02/01/2011	690	909
9.000% due 02/01/2012	1,065	1,438
Sangamon County School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	844

		32,232

Indiana 3.2%

Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,496
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	306
4.400% due 01/15/2012	170	180
4.500% due 01/15/2013	190	200
4.650% due 01/15/2014	210	221
4.750% due 07/15/2009	200	218
4.750% due 01/15/2015	235	248
4.850% due 01/15/2016	295	311
5.000% due 07/15/2010	180	198
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	838
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,209
Pike, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 01/15/2011	4,000	4,402
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	446
5.200% due 02/01/2012	230	253
5.500% due 02/01/2015	180	200

		10,726

Kentucky 1.7%

Kentucky Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	3,000	3,367
Kentucky State Turnpike Authority Economic Development Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2010	2,000	2,265

		5,632

Louisiana 2.1%

Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	245	267
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
8.630% due 04/01/2019 (a)	2,850	3,269
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	854
8.885% due 05/15/2039 (a)	3,500	2,562

		6,952

Massachusetts 0.8%

Commonwealth of Massachusetts General Obligation Bonds (FSA Insured), Series 2002
5.500% due 11/01/2011	1,000	1,141
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	55	55
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	419
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	220
4.800% due 11/01/2008	90	95
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	567

		2,497

Michigan 2.9%

Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,860
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,110
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,616
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	58
Rochester Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,114
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	837

		9,595

Minnesota 0.5%

Dakota County, Minnesota Community Development Agency Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	385	407
5.400% due 07/20/2028	1,265	1,321

		1,728

Mississippi 0.7%

Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,349

Missouri 1.3%

Kansas City, Missouri School District Building Revenue Bonds, (FGIC Insured), Series 2004
8.770% due 02/01/2010 (a)	1,793	2,166
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	900	1,034
5.750% due 07/01/2014	350	396
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	750	796

		4,392

New Jersey 11.3%

New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	5,000	4,851
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,157
5.600% due 01/01/2012	1,000	1,004
6.375% due 04/01/2018	1,500	1,847
6.375% due 04/01/2031	10,000	12,311
6.500% due 04/01/2031	2,115	2,386
6.800% due 04/01/2018 (a)	250	285
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,123
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	593
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,103
New Jersey State Transit Corp. Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.500% due 09/15/2013	5,000	5,729
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,393

		37,782

New Mexico 1.9%

New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 06/15/2012 (a)	5,000	6,161
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007	315	312

		6,473

New York 6.9%

Madison County, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2039	2,000	2,037
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,848

134  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	$1,000	$1,112
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,876
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	3,800	4,400
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,351
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	3,550	3,630

		23,254

North Carolina 1.8%

Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	588
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,120
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,397

		6,105

Ohio 3.9%

Ohio State General Obligation Bonds, Series 2004-A
5.000% due 06/15/2012	1,935	2,160
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,213
5.375% due 12/01/2021	1,750	1,919
State of Ohio General Obligation Bonds, Series 2004
5.000% due 05/01/2011 (a)	2,500	3,055
5.000% due 06/15/2011 (a)	3,910	4,792

		13,139

Oklahoma 1.7%

Oklahoma Development Finance Authority Revenue Bonds, Series 1999 5.625% due 08/15/2029	4,100	4,628
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	4,585	907

		5,535

Oregon 0.3%

Lane County, Oregon School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2010	1,000	1,111

Pennsylvania 0.3%

Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	104
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	778

		882

Puerto Rico 0.3%

Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	860
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	174

		1,034

Rhode Island 2.2%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,068
6.250% due 06/01/2042	6,025	5,320

		7,388

South Carolina 1.0%

Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,141
South Carolina State General Obligation Bonds, Series 2002
5.000% due 01/01/2011	2,105	2,342

		3,483

Tennessee 3.7%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
8.640% due 12/01/2010 (a)	7,050	8,515
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,050
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,036
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,031
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	779

		12,411

Texas 10.3%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,964
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	840	896
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,660
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
5.250% due 12/01/2016	1,690	1,873
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	266
Houston, Texas Airport System Revenue Bonds, Series 2001-E
6.750% due 07/01/2029	1,000	790
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
8.560% due 07/01/2025 (a)	2,500	2,537
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	382
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,118
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	6,000
Lower Neches Valley, Texas Authority Industrial Development Revenue Bonds, Series 2001
1.650% due 11/01/2029 (a)	2,000	2,000
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.010% due 02/15/2018	1,000	470
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,123
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	272
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,810
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	835
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,084
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,078
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,132
San Jacinto, Texas Community College District General Obligation Ltd. Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	235
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	2,000	2,035
4.850% due 09/01/2012	1,335	1,347
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,537

		34,444

Virgin Islands 0.5%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,609

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 135

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Virginia 0.9%

Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	$1,000	$1,053
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,079
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,027

		3,159

Washington 3.9%

Tobacco Settlement of Washington Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,742
University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,772
Walla Walla County School District Revenue Bonds, (AMBAC Insured), Series 1998
6.000% due 12/01/2010	1,175	1,362
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,143

		13,019

West Virginia 0.8%

Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,706

Wisconsin 5.2%

Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,585
5.000% due 10/01/2019	1,040	1,161
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	398
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,170	1,230
4.700% due 11/01/2012	1,555	1,635
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, Series 2002
4.700% due 05/01/2012	1,275	1,340
Wisconsin State Clean Water Revenue Bonds, Series 2002
8.830% due 06/01/2023 (a)	350	398
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	2,000	2,223
8.640% due 05/01/2010 (a)	2,500	3,058
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,247
Wisconsin State Transportation Revenue Bonds, Series 1993
5.000% due 07/01/2011	1,000	1,104

		17,379

Total Municipal Bonds & Notes (Cost $319,017)		331,064

SHORT-TERM INSTRUMENTS 2.6%

Repurchase Agreement 0.4%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $ 1,269. Repurchase proceeds are $1,241.)	1,241	1,241

U.S. Treasury Bills 2.2%

1.619% due 12/02/2004- 12/16/2004 (c)(d)(e)	7,520	7,492

Total Short-Term Instruments (Cost $8,737)		8,733

Total Investments 101.5% (Cost $327,754)		$339,797

Written Options (g) (0.5%) (Premiums $1,333)		(1,558)

Other Assets and Liabilities (Net) (1.0%)		(3,305)

Net Assets 100.0%		$334,934

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security becomes interest bearing at a future date.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,744 have been pledged as collateral for swap contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $5,748 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Municipal Bond Index December Long Futures	12/2004	12	$(7)
U.S. Treasury 30-Year Bond Short Futures	12/2004	256	(412)

			$(419)

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	$52,800	$616

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	286	$942	$1,296
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	170	143	98
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	500	248	164

				$1,333	$1,558

136  PIMCO Funds Semi-Annual Report  09.30.04  |  See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 98.0%

New York 87.6%

Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	$150	$165
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	513
Long Island, New York Power Electric System Authority Revenue Bonds, Series 2003
5.000% due 06/01/2008	250	269
Monroe County, New York General Obligation Bonds, (MBIA- IBC Insured), Series 1996
5.125% due 03/01/2010	500	553
Nassau County, New York Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,112
New York City, New York General Obligation Bonds, (AMBAC Insured), Series 1990
5.750% due 08/01/2011	250	288
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	239
New York City, New York Individual Development Agency Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032	150	110
New York City, New York Individual Development Agency Special Facilities Revenue Bonds, Series 1997
5.650% due 10/01/2028	150	139
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	246
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	572
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	543
5.250% due 11/01/2011	600	677
5.250% due 02/01/2029	500	554
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 08/01/2010	395	436
New York Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	205
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	288
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	163
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	505
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
7.700% due 08/15/2022 (a)	250	262
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	560
5.000% due 10/01/2030	750	766
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	279
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	153
New York State Dormitory Authority Revenue Bonds, Series 2001
5.500% due 07/01/2030	200	209
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	400	463
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series 2002
5.000% due 06/15/2012	500	560
5.000% due 06/15/2014	400	442
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	105
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	162
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993-E
6.000% due 04/01/2014	320	377
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	562
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	559
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	495	545
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	562
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	266
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	556
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	565
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	300	307
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	704

		16,541

Puerto Rico 8.3%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	116
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	588
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	233
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027	550	620

		1,557

Texas 0.7%

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	126

Virgin Islands 1.4%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	268

Total Municipal Bonds & Notes (Cost $18,024)		18,492

SHORT-TERM INSTRUMENTS 1.5%

Repurchase Agreement 0.7%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Home Loan Bank 1.958% due 03/05/2018 valued at 134. Repurchase proceeds are 129.)	129	128

U.S. Treasury Bill 0.8%

1.641% due 12/16/2004 (b)	160	160

Total Short-Term Instruments (Cost 288)		288

Total Investments 99.5% (Cost $18,312)		$18,780

Written Options (c) (0.2%) (Premiums $43)		(43)

Other Assets and Liabilities (Net) 0.7%		135

Net Assets 100.0%		$18,872

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities with an aggregate market value of 159 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Short Futures	12/2004	20	$(3)
U.S. Treasury 30-Year Bond Short Futures	12/2004	10	(10)

			$(13)

(c)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	6	$20	$27
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	10	8	6
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	30	15	10

				$43	$43

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 137

Schedule of Investments

Real Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.5%

Banking & Finance 3.5%

Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,208
Atlas Reinsurance II PLC
3.515% due 01/07/2005 (a)	1,250	1,256
Atlas Reinsurance PLC
7.890% due 04/07/2005 (a)(j)	3,750	3,739
Countrywide Home Loans, Inc.
1.820% due 02/23/2005 (a)	42,600	42,590
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	10,388
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,663
Ford Motor Credit Co.
2.995% due 10/25/2004 (a)	14,480	14,491
7.500% due 03/15/2005	1,710	1,748
1.560% due 06/30/2005 (a)	3,140	3,143
1.560% due 07/18/2005 (a)	27,750	27,779
7.600% due 08/01/2005	20,000	20,773
General Motors Acceptance Corp.
2.370% due 10/20/2005 (a)	15,000	15,122
1.995% due 05/18/2006 (a)	300	301
6.125% due 08/28/2007	870	917
Goldman Sachs Group
1.520% due 12/01/2004 (a)	1,600	1,600
National Australia Bank Ltd.
1.745% due 05/19/2010 (a)	1,500	1,497
Parametric Re Ltd.
3.280% due 11/19/2007 (a)	11,500	11,346
5.520% due 05/19/2008 (a)	1,500	1,569
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,035
8.625% due 02/01/2022	6,900	7,862
Phoenix Quake Wind Ltd.
3.560% due 07/03/2008 (a)	50,550	52,411
3.560% due 07/03/2008 (a)	7,000	7,258
4.610% due 07/03/2008 (a)	18,750	19,255
Pioneer 2002 Ltd.
8.610% due 06/15/2006 (a)	5,000	4,999
Premium Asset Trust
1.445% due 11/27/2004 (a)	5,000	5,001
Prudential Funding Corp.
6.375% due 07/23/2006	7,000	7,443
Residential Reinsurance Ltd.
6.020% due 12/01/2005 (a)	18,400	15,821
6.070% due 06/08/2006 (a)	22,600	17,624
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	7,058
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	50,200	50,184
Vita Capital Ltd.
2.460% due 01/01/2007 (a)	30,200	30,388
Wachovia Corp.
7.550% due 08/18/2005	12,500	13,029

		428,498

Industrials 0.3%

DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	1,087	1,126
Halliburton Co.
1.870% due 01/26/2007 (a)	8,530	8,540
Petroleos Mexicanos
9.500% due 09/15/2027	14,850	18,154
SR Wind Ltd.
6.380% due 05/18/2005 (a)	2,000	2,023
6.880% due 05/18/2005 (a)(j)	1,600	1,392
Weyerhaeuser Co.
5.500% due 03/15/2005	1,638	1,660
6.125% due 03/15/2007	3,085	3,286

		36,181

Utilities 0.7%

British Telecom PLC
7.875% due 12/15/2005	10,750	11,390
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,752
Entergy Gulf States, Inc.
2.010% due 06/18/2007 (a)	4,900	4,925
Ohio Edison Co.
4.000% due 05/01/2008	10,000	10,028
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	33,774
Sprint Capital Corp.
7.900% due 03/15/2005	13,250	13,576

		81,445

Total Corporate Bonds & Notes (Cost $544,140)		546,124

MUNICIPAL BONDS & NOTES 0.7%

California County, California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,940	3,605
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	23,663
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.625% due 06/01/2040	380	359
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013	1,715	1,917
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,932
District of Columbia TOB Settlement Financing Corporation Revenue Bonds, Series 2001
6.250% due 05/15/2024	9,500	9,136
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,074
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	4,160	4,165
6.750% due 06/01/2039	1,445	1,396
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013	3,870	4,314
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,120
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	892
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,191
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	5,578
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,076
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	706
6.125% due 06/01/2032	740	665
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,089
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	440	428

Total Municipal Bonds & Notes (Cost $80,227)		81,306

U.S. GOVERNMENT AGENCIES 0.3%

Fannie Mae
5.980% due 10/01/2031	1,583	1,609
Federal Housing Administration
7.430% due 12/01/2020	109	110
Freddie Mac
6.500% due 01/25/2028	100	106
7.000% due 10/15/2030	895	924
7.500% due 10/25/2043	25,170	27,521
Government National Mortgage Association
6.500% due 05/15/2028- 11/15/2031 (c)	2,861	3,026
Housing Urban Development
5.530% due 08/01/2020	6,000	6,319

Total U.S. Government Agencies (Cost $39,114)		39,615

U.S. TREASURY OBLIGATIONS 116.2%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	1,585,202	1,694,123
3.625% due 01/15/2008	1,497,960	1,643,252
3.875% due 01/15/2009	1,664,500	1,874,318
4.250% due 01/15/2010	849,217	985,855
3.500% due 01/15/2011	889,897	1,007,496
3.375% due 01/15/2012	279,420	316,695
3.000% due 07/15/2012	1,580,944	1,751,082
1.875% due 07/15/2013	525,643	534,740
2.000% due 01/15/2014	1,026,013	1,050,902
2.000% due 07/15/2014	89,230	91,238
2.375% due 01/15/2025	214,332	223,349
3.625% due 04/15/2028	961,632	1,220,447
3.875% due 04/15/2029	1,087,583	1,442,917
3.375% due 04/15/2032	112,366	142,498
U.S. Treasury Bond
7.625% due 02/15/2025	100	135
U.S. Treasury Note
2.250% due 02/15/2007	100	99

Total U.S. Treasury Obligations (Cost $13,600,729)		13,979,146

MORTGAGE-BACKED SECURITIES 0.2%

Bear Stearns Adjustable Rate Mortgage Trust
3.875% due 11/25/2030 (a)	1,077	1,080
4.825% due 12/25/2033 (a)	10,019	10,110
4.948% due 01/25/2034 (a)	6,591	6,659
Mellon Residential Funding Corp.
1.580% due 10/20/2029 (a)	780	745
Washington Mutual Mortgage Securities Corp.
3.008% due 02/27/2034 (a)	6,383	6,409

Total Mortgage-Backed Securities (Cost $25,047)		25,003

ASSET-BACKED SECURITIES 0.8%

Asset-Backed Securities Corp. Home Equity Loan Trust
1.460% due 06/21/2029 (a)	44	44
Bear Stearns Asset-Backed Securities, Inc.
1.540% due 07/25/2033 (a)	1,004	1,007
Citifinancial Mortgage Securities, Inc.
1.915% due 01/25/2033 (a)	4,992	4,999
Conseco Finance Corp.
8.170% due 12/15/2025	221	226

138  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
EQCC Home Equity Loan Trust
1.340% due 03/20/2029 (a)		$30	$30
Equity One ABS, Inc.
1.390% due 04/25/2034 (a)		3,513	3,508
Home Equity Asset Trust
1.500% due 03/25/2033 (a)		3,631	3,642
Redwood Capital Ltd.
3.410% due 01/01/2006 (a)		30,700	30,961
4.960% due 01/01/2006 (a)		36,300	36,656
Residential Asset Securities Corp.
1.915% due 01/25/2034 (a)		2,308	2,310
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)		9,900	9,899

Total Asset-Backed Securities (Cost $92,651)			93,282

SOVEREIGN ISSUES 0.7%

Republic of Brazil
2.062% due 04/15/2006 (a)		4,896	4,891
2.125% due 04/15/2009 (a)		3,588	3,523
11.000% due 01/11/2012		1,600	1,844
8.000% due 04/15/2014		51,133	50,893
11.000% due 08/17/2040		5,300	5,948
United Mexican States
6.375% due 01/16/2013		20,700	21,849
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		718	15
0.000% due 06/30/2006 (a)		714	18

Total Sovereign Issues (Cost $83,750)			88,981

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 2.9%

Commonwealth of Canada
4.250% due 12/01/2021	C$	2,529	2,566
4.000% due 12/01/2031		9,771	10,317
3.000% due 12/01/2036		13,259	12,003
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	38,300	32,838
Pylon Ltd.
3.553% due 12/18/2008 (a)	EC	20,750	26,633
5.953% due 12/18/2008 (a)		40,700	52,508
Republic of France
1.600% due 07/25/2011		6,111	7,665
3.000% due 07/25/2012		53,826	74,174
2.250% due 07/25/2020		12,029	15,465
3.150% due 07/25/2032		25,822	38,400
Republic of Germany
5.250% due 01/04/2011		42,500	57,811
Republic of Italy
2.150% due 09/15/2014		2,080	2,657
Tyco International Group S.A.
4.375% due 11/19/2004		14,000	17,465

Total Foreign Currency-Denominated Issues (Cost $315,720)			350,502

SHORT-TERM INSTRUMENTS 1.6%

Commercial Paper 0.9%

Fannie Mae
1.719% due 11/12/2004		50,400	50,295
1.819% due 12/22/2004		2,000	1,991
Rabobank USA Financial Corp.
1.970% due 01/28/2005		6,400	6,358
TotalFinaElf Capital S.A.
1.880% due 10/01/2004		3,500	3,500
UBS Finance, Inc.
1.955% due 01/31/2005		45,500	45,194

			107,338

Repurchase Agreement 0.2%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $22,511. Repurchase proceeds are $22,070.)		22,069	22,069

U.S. Treasury Bills 0.5%

1.632% due 12/02/2004-12/16/2004 (c)(d)(e)		57,070	56,847

Total Short-Term Instruments (Cost $186,290)			186,254

Total Investments 127.9% (Cost $14,967,668)			$15,390,213

Written Options (g) (0.0%) (Premiums $16,483)			(2,628)

Other Assets and Liabilities (Net) (27.9%)			(3,352,348)

Net Assets 100.0%			$12,035,237

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $31,155 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $13,913 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	2,437	$(164)
Euro-Bund 10-Year Note Long Futures	12/2004	1,572	631
U.S. Treasury 10-Year Note Long Futures	12/2004	7,499	7,388

			$7,855

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 139

Schedule of Investments (Cont.)

Real Return Fund

September 30, 2004 (Unaudited)

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$36
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	(7)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	4.000%	03/17/2005		250,000	63
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	59
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	(2,564)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	5,496
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	34
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	76
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	105
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	19
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$261,700	(12,286)
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033		191,750	(2,822)
Barclays Bank PLC	3-month LIBOR	Receive	5.000%	12/15/2014		2,000	(25)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		144,000	(2,301)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033		121,200	(1,115)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		30,000	(1,271)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		116,600	(5,891)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		87,000	(1,206)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Receive	7.750%	06/15/2005		10,000	(342)
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014		114,300	(6,310)

							$(30,252)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	$7,000	$12
Morgan Stanley Dean Witter & Co.	Fannie Mae 7.000% due 07/24/2006	Sell	0.200%	05/03/2005	80,000	67

						$79

(g)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$289,000	$3,179	$20
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	277,800	2,417	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	289,000	1,734	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	277,800	2,723	0
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	11/02/2004	43,200	382	5
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	11/02/2004	43,200	353	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	09/23/2005	200,000	2,815	2,250
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	09/23/2005	200,000	2,880	353

						$16,483	$2,628

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par		Value	Proceeds
Republic of Italy	4.250	08/01/2014	EC	39,000	$49,042	$47,690
U.S. Treasury Note	3.250	08/15/2007		$127,800	129,253	129,211
U.S. Treasury Note	3.125	09/15/2008		177,200	177,117	177,117
U.S. Treasury Note	4.000	11/15/2012		44,000	44,227	44,244
U.S. Treasury Note	3.625	05/15/2013		21,600	21,079	20,878
U.S. Treasury Note	4.250	08/15/2013		155,000	157,367	156,879
U.S. Treasury Note	4.750	05/15/2014		315,400	331,170	331,419

					$909,255	$907,438

(i) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	C$	23,849	10/2004	$0	$(548)	$(548)
Sell	EC	136,777	10/2004	0	(3,963)	(3,963)
Sell	N$	48,184	10/2004	0	(861)	(861)

				$0	$(5,372)	$(5,372)

(j)	The aggregate value of fair valued securities is $5,131, which is 0.04% of net assets, which have not been value utilizing an independent quote and pursuant to guidelines established by the Board of Trustees.

140  PIMCO Funds Semi-Annual Report  09.30.04  |  See accompanying notes

Schedule of Investments

Real Return Fund II

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.2%

Banking & Finance 0.9%

Ford Motor Credit Co.
3.000% due 10/25/2004 (a)	$200	$200

Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	300	300

		500

Utilities 0.3%

Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)	200	201

Total Corporate Bonds & Notes (Cost $700)		701

MUNICIPAL BONDS & NOTES 0.4%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003 6.750% due 06/01/2039	250	240

Total Municipal Bonds & Notes (Cost $236)		240

U.S. TREASURY OBLIGATIONS 99.0%

Treasury Inflation Protected Securities (b)
1.875% due 07/15/2013	1,547	1,574
2.000% due 01/15/2014	4,100	4,200
2.000% due 07/15/2014	502	514
2.250% due 01/15/2025	904	942
3.000% due 07/15/2012	9,481	10,501
3.375% due 01/15/2007	2,032	2,172
3.375% due 01/15/2012	2,667	3,023
3.500% due 01/15/2011	3,537	4,004
3.625% due 01/15/2008	4,691	5,146
3.625% due 04/15/2028	4,684	5,945
3.875% due 01/15/2009	4,851	5,462
3.875% due 04/15/2029	7,489	9,936
4.250% due 01/15/2010	2,477	2,875

Total U.S. Treasury Obligations (Cost $53,494)		56,294

ASSET-BACKED SECURITIES 0.5%

Redwood Capital Ltd.
3.462% due 01/01/2006 (a)	300	303

Total Asset-Backed Securities (Cost $300)		303

SOVEREIGN ISSUES 0.4%

United Mexican States
6.375% due 01/16/2013	200	211

Total Sovereign Issues (Cost $196)		211

SHORT-TERM INSTRUMENTS 3.4%

Commercial Paper 2.6%

Den Norske Bank ASA
1.790% due 12/10/2004	100	99
1.810% due 12/15/2004	1,100	1,096
Rabobank USA Financial Corp.
1.860% due 10/01/2004	300	300

		1,495

Repurchase Agreement 0.5%

State Street Bank 1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Home Loan Bank 3.250% due 08/15/2005 valued at $273. Repurchase proceeds are $264.)	264	264

U.S. Treasury Bills 0.3%

1.628% due 12/02/2004- 12/16/2004 (c)(d)	190	190

Total Short-Term Instruments (Cost $1,949)		1,949

Total Investments 104.9% (Cost $56,875)		$59,698

Written Options (f) (0.0%) (Premiums $120)		(1)

Other Assets and Liabilities (Net) (4.9%)		(2,804)

Net Assets 100.0%		$56,893

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $189 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note Long Futures	12/2004	52	$37
Eurodollar June Long Futures	06/2005	11	(1)

			$36

(e)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033	$2,600	$(65)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014	500	(12)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033	200	(5)
UBS Warburg LLC	3-month LIBOR	Receive	6.000%	12/18/2033	700	(12)

						$(94)

(f) Premiums received on written options:

Name of Issuer	Counterparty	Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$2,100	$23	$0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	1,600	14	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	2,100	13	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	1,600	16	0
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	11/02/2004	3,200	28	(1)
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	11/02/2004	3,200	26	0

						$120	$(1)

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	11/15/2013	$1,700	$1,722	$1,721

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 141

Schedule of Investments

Short Duration Municipal Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 102.0%

Alaska 1.6%

Anchorage, Alaska General Obligation Bonds, (MBIA Insured), Series 2000
5.250% due 09/01/2007	$2,890	$3,149
Fairbanks, Alaska North Star Borough General Obligation Bonds, (MBIA Insured), Series 1993
5.500% due 03/01/2007	2,755	2,983
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,212

		7,344

Arizona 2.1%

Greater Arizona Development Authority Infrastructure Revenue Bonds, Series 2004
4.500% due 08/01/2005	1,070	1,093
Pima County, Arizona Unified School District No. 16 Catalina Foothills General Obligation Bonds, (FSA Insured), Series 2004
4.250% due 07/01/2006	500	520
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2004
5.000% due 01/01/2011	3,000	3,330
Tucson, Arizona Water Revenue Bonds, (FGIC Insured), Series 2002
5.500% due 07/01/2009	2,290	2,574
University of Arizona Certificates of Participation Bonds, (AMBAC Insured), Series 2004
5.250% due 06/01/2008	2,075	2,288

		9,805

California 11.6%

California School Cash Reserve Program Authority Revenue Notes, Series 2004
3.000% due 07/06/2005	1,000	1,010
California State Economic Recovery General Obligation Bonds, Series 2004
3.000% due 07/01/2023	1,750	1,788
5.000% due 07/01/2008	25,560	27,941
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,828
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.700% due 11/01/2029	1,000	1,012
California Statewide Communities Development Authority Revenue Bonds, Series 2004-F
2.300% due 04/01/2033 (a)	4,700	4,688
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	10,640	10,653
Los Angeles County, California Tax & Revenue Anticipation Notes, Series 2004
3.000% due 06/30/2005	1,000	1,010
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	915
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2003
5.000% due 11/15/2007	2,000	2,181

		55,026

Colorado 1.5%

Arapahoe County, Colorado Capital Improvement Highway Revenue Bonds, Series 1986
0.000% due 08/31/2026	2,000	411
Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,578

		6,989

Connecticut 0.2%

New Britain Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	142
4.000% due 04/15/2007	560	581

		723

Delaware 1.2%

Delaware Transportation Authority Motor Fuel Tax Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2009	5,000	5,501

Florida 3.0%

Collier County, Florida Gas Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2009	1,865	2,049
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	702
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	962
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,354
Gulf Breeze Florida Revenue Bonds, (MBIA Insured), Series 1997
7.172% due 12/01/2017 (a)	500	525
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	370	397
Orlando, Florida Utilities Commission Revenue Bonds, Series 2004
5.250% due 07/01/2009	5,000	5,552
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
7.535% due 10/01/2015 (a)	750	769

		14,310

Georgia 0.6%

Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2010	1,000	1,211
Georgia State General Obligation Bonds, Series 2000
6.000% due 07/01/2008	1,425	1,611

		2,822

Illinois 9.1%

Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,515
Chicago, Illinois Public Building Commission Building Revenue Bonds, (FGIC Insured), Series, 1999
5.250% due 12/01/2018	475	543
5.500% due 02/01/2006	1,000	1,047
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,276
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
5.875% due 11/15/2022	2,000	2,187
6.500% due 11/15/2009	3,750	4,412
Cook County, Illinois High School District No. 205 General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 12/01/2004	2,600	2,593
0.000% due 06/01/2005	500	494
Illinois Educational Facilities Authority Revenue Bonds, (Connie Lee Insured), Series 1996-B
6.200% due 05/15/2016	1,535	1,673
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.570% due 07/01/2012 (a)	300	317
Illinois Finance Authority Revenue Bonds, Series 2004
5.250% due 11/15/2012	1,000	1,099
Illinois Health Facilities Authority Revenue Bonds, Series 1977
6.700% due 10/01/2005	255	261
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	185	194
Illinois Metropolitan Pier & Exposition Dedicated State Tax Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 12/15/2006	3,740	4,069
Illinois State General Obligation Bonds, (MBIA Insured), Series 1995
5.750% due 02/01/2008	300	310
Illinois State General Obligation Bonds, (MBIA Insured), Series 2000
5.500% due 12/01/2007	1,800	1,981
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,251
Illinois State General Obligation Bonds, Series 2002
5.000% due 08/01/2007	6,090	6,557
Illinois State General Obligation Bonds, Series 2004
5.000% due 03/01/2006	3,000	3,130
Illinois State Sales Tax Revenue Bonds, Series 2004
5.000% due 06/15/2011	1,225	1,355
Kendall, Kane & Will Counties, Illinois Community Unit School District No 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	2,000	1,459
Lake County, Illinois Community High School District No. 127 General Obligation Bonds, (FGIC Insured), Series 2002
9.000% due 02/01/2005	1,000	1,023

142  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2008	$1,225	$1,085
0.000% due 10/01/2010	15	12

		42,843

Kansas 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	393

Maryland 1.1%
Maryland State General Obligation Bonds, Series 2002
5.000% due 02/01/2007	5,000	5,352

Massachusetts 4.2%
Massachusetts Bay, Massachusetts Transportation Authority Sales Tax Revenue Bonds, Series 2004
6.136% due 07/01/2020 (a)	7,005	7,036
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	10	10
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018 (a)	1,400	1,423
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,099
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,764
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,107
Massachusetts State General Obligation Bonds, Series 2001
5.250% due 12/01/2007	1,000	1,092
Massachusetts State General Obligation Bonds, Series 2004
5.000% due 08/01/2007	3,000	3,232
Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,987

		19,750

Michigan 6.7%
Clintondale, Michigan Community Schools General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,068
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,772
5.250% due 06/01/2010	5,000	5,578
Michigan Municipal Bond Authority Revenue Bonds, Series 2004
5.000% due 10/01/2009	2,500	2,767
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,739
Michigan State Comprehensive Transportation Revenue Bonds, (FSA Insured), Series 2002
5.250% due 05/15/2009	1,000	1,112
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,208
Michigan State Strategic Funding Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,631
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	5,030	5,594

		31,469

Minnesota 1.8%

Minnesota State General Obligation Bonds, Series 2000
5.375% due 11/01/2008	5,000	5,582
Minnesota State General Obligation Bonds, Series 2004
8.220% due 10/01/2009 (a)	2,500	3,046

		8,628

Missouri 0.8%

Missouri State Board of Public Buildings Revenue Bonds, Series 2001
5.750% due 05/01/2008	1,000	1,117
Missouri State Board of Public Buildings Revenue Bonds, Series 2003
5.250% due 10/15/2008	1,520	1,687
Missouri State Health & Educational Facilities Authority Revenue Bonds, (J.P. Morgan Chase Bank Insured), Series 2000
1.650% due 03/01/2040 (a)	1,200	1,200

		4,004

Nebraska 1.3%

Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 01/01/2010	3,440	3,792
University of Nebraska Revenue Bonds, Series 2004
5.000% due 11/01/2006	2,050	2,171

		5,963

New Jersey 3.1%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	616
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,103
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 1999
5.500% due 06/15/2008	5,000	5,537
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2007	5,570	5,962
5.000% due 06/15/2010	320	351
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,207

		14,776

New Mexico 3.2%

New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 06/15/2007	3,205	3,443
New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,617
New Mexico State Severance Special Tax Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2007	6,545	7,017
New Mexico State Severance Special Tax Bonds, Series 2001
5.000% due 07/01/2007	1,000	1,075

		15,152

New York 8.2%

New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,454
New York City Municipal Water Finance Authority Revenue Bonds, (Dexia Credit Local FRNC Insured), Series 2000
1.110% due 06/15/2033 (a)	800	800
New York City Transitional Finance Authority Revenue Bonds, Series 2003
5.250% due 02/01/2012	2,405	2,718
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	800	926
New York State Environmental Facilities Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2010	2,000	2,197
New York State General Obligation Bonds, (Morgan Guaranty Trust Insured), Series 1993
2.250% due 08/15/2019	2,830	2,830
New York State Local Government Assistance Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	556
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2007	3,000	3,232
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,320
New York State Transitional Finance Authority Revenue Bonds, Series 2004-D-1
5.000% due 11/01/2010	3,000	3,318
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,773
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,234
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,742
Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2012	4,000	4,193
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	1,700	1,739
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	1,879

		38,911

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 143

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
North Carolina 1.3%

Guilford County, North Carolina General Obligation Bonds, Series 2004
4.000% due 10/01/2022	$5,000	$5,253
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,120

		6,373

Ohio 4.9%

Cincinnati, Ohio School District General Obligation Bonds, (FSA Insured), Series 2002
4.500% due 06/01/2007	1,065	1,129
Cleveland, Ohio Public Power System Revenue Bonds, (MBIA Insured), Series 1994-A
0.000% due 11/15/2008	5,480	4,898
Cuyahoga County, Ohio General Obligation Bonds, Series 2000
5.000% due 12/01/2007	2,000	2,167
Ohio State Common Schools General Obligation Bonds, Series 2003
5.000% due 06/15/2007	1,740	1,873
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,572
Ohio State Infrastructure Improvement General Obligation Bonds, Series 1998
5.500% due 08/01/2008	3,370	3,748
Ohio State Mental Health Capability Facilities Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,635
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,228

		23,250

Oklahoma 1.4%

Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,660
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	175	184

		6,844

Oregon 1.2%

Oregon State Department of Administrative Services Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2009	5,030	5,545

Pennsylvania 0.7%

Beaver Falls, Pennsylvania Municipal Authority Water & Hydroelectric Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2007	1,390	1,492
Deer Lakes, Pennsylvania School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	140	142
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	554
Pennsylvania State General Obligation Bonds, Series 2002
5.250% due 02/01/2010	1,000	1,114

		3,302

Puerto Rico 1.1%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2003
5.000% due 07/01/2018	2,000	2,153
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	287
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,865

		5,305

South Carolina 2.2%

South Carolina State Public Service Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2010	6,090	6,729
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010	3,300	3,663

		10,392

Tennessee 1.7%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
8.220% due 12/01/2010 (a)	6,300	7,609
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	380	422

		8,031

Texas 11.1%

Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,212
Austin, Texas Independent School District General Obligation Bonds, (MBIA Insured), Series 1999
5.250% due 08/01/2007	2,350	2,546
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,712
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
4.250% due 12/01/2004	800	803
Fort Worth, Texas Water & Sewage Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,777
Fort Worth, Texas Water & Sewer Revenue Bonds, Series 2003
5.000% due 02/15/2007	3,245	3,462
Harris County Flood Control District, Texas General Obligation Bonds, Series 2004
5.000% due 10/01/2011	5,005	5,552
Harris County, Texas Capital Appreciation General Obligation Bonds, Series 1991
0.000% due 08/01/2008	8,005	7,182
Harris County, Texas General Obligation Bonds, Series 2004
4.000% due 10/01/2006	1,000	1,040
Harris County, Texas Municipal Utility District No. 203 General Obligation Bonds, (MBIA Insured), Series 1990
0.000% due 09/01/2015	240	112
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,157
6.800% due 12/15/2011	3,000	3,657
Kerrville Independent School District, Texas General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2013	2,190	2,431
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	417
Lower Colorado River Authority Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	458
Odessa, Texas Junior College District Revenue Bonds, Series 1995
8.125% due 12/01/2018	260	278
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	825	933
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,173
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2007	2,000	2,145
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	754
University of Texas Revenue Bonds, Series 2004-B
5.250% due 08/15/2013	9,355	10,608

		52,409

Utah 2.9%

Utah State General Obligation Bonds, Series 2002
5.375% due 07/01/2011	10,000	11,387
Utah State General Obligation Bonds, Series 2002-A
5.000% due 07/01/2007	1,800	1,942
Utah Water Financing Agency Revenue Bonds, (AMBAC Insured), Series 2002
3.500% due 07/01/2005	300	304

		13,633

Virginia 1.3%

Chesapeake Bay, Virginia Board & Tunnel District Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 07/01/2009	1,040	1,150
Virginia State Public School Authority Revenue Bonds, Series 2003
5.250% due 08/01/2010	4,640	5,202

		6,352

Washington 7.7%

Energy Northwest Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	2,250	2,497
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,617

144  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Northwest Washington Energy & Electric Revenue Bonds, (MBIA Insured), Series 2003
5.500% due 07/01/2012	$1,500	$1,715
Pierce County, Washington School District No. 3 Puyallup General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2011	5,990	6,650
5.000% due 06/01/2013	6,955	7,744
Tobacco Settlement of Washington Authority Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,224
Washington State Motor Vehicle Fuel General Obligation Bonds, Series 2001-D
5.000% due 01/01/2012	2,000	2,173
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2008	1,775	1,566
Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,088
Washington State Public Power Supply System Revenue Bonds, Series 1994
6.000% due 07/01/2007	2,750	3,023

		36,297

Washington, D.C. 0.1%

District of Columbia General Obligation Bonds, (AMBAC Insured), Series 1993
5.400% due 06/01/2006	555	586

West Virginia 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	130	151

Wisconsin 3.0%

Badger Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,259
5.500% due 06/01/2005	5,635	5,705
Marshfield, Wisconsin Hospital Facilities Revenue Bonds, Series 1978
6.625% due 04/01/2006	345	353
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.000% due 04/01/2007	275	281
3.750% due 04/01/2009	240	250
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,095	1,144
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,335
Wisconsin State Petroleum Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,089

		14,416

Total Municipal Bonds & Notes (Cost $479,780)		482,647

SHORT-TERM INSTRUMENTS 2.1%

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at 607. Repurchase proceeds are 590.)	$590	$590

U.S. Treasury Bills 2.0%

1.624% due 12/16/2004 (b)(c)	9,255	9,221

Total Short-Term Instruments (Cost $9,813)		9,811

Total Investments 104.1% (Cost $489,593)		$492,458

Written Options (d) (0.5%) (Premiums 1,754)		(2,152)

Other Assets and Liabilities (Net) (3.6%)		(17,295)

Net Assets 100.0%		$473,011

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities with an aggregate market value of $3,239 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(c)	Securities with an aggregate market value of $5,982 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Short Futures	12/2004	331	$(700)

(d)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	419	$1,380	$1,899
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	239	201	138
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	350	173	115

				$1,754	$2,152

(e)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014	$29,300	$(2,048)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	67,400	787

						$1,261

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 145

Schedule of Investments

Short-Term Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.4%

Banking & Finance 4.0%

CIT Group, Inc.
7.125% due 10/15/2004	$9,701	$9,716
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)	4,199	4,300
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	34,910	36,266
Duke Capital Corp.
7.250% due 10/01/2004	2,366	2,366
Ford Motor Credit Co.
7.500% due 03/15/2005	26,531	27,119
7.600% due 08/01/2005	10,500	10,906
7.750% due 03/15/2005	9,195	9,408
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)	1,325	1,329
2.880% due 10/20/2005 (a)	10,660	10,747
3.630% due 05/19/2005 (a)	300	303
4.150% due 02/07/2005	10,445	10,522
5.250% due 05/16/2005	10,500	10,689
5.750% due 11/05/2004	2,910	2,919
6.125% due 09/15/2006	3,182	3,328
GP Canada Finance Co.
7.200% due 12/15/2006	200	214
HBOS Treasury Services PLC
1.710% due 07/29/2005 (a)	1,500	1,501
Household Finance Corp.
6.700% due 11/15/2005	10,500	10,943
Pemex Project Funding Master Trust
3.077% due 01/07/2005 (a)	3,300	3,302
Premium Asset Trust
1.900% due 10/06/2005 (a)	500	501
USAA Capital Corp.
7.050% due 11/08/2006	445	482
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	23,500	23,492
Vita Capital Ltd.
2.950% due 01/01/2007 (a)	3,000	3,019

		183,372

Industrials 3.6%

Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	2,500	2,594
Amoco Corp.
6.250% due 10/15/2004	1,000	1,001
AOL Time Warner, Inc.
5.625% due 05/01/2005	715	728
Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,500	3,872
ChevronTexaco Corp.
6.625% due 10/01/2004	1,000	1,000
Continental Cablevision, Inc.
8.875% due 09/15/2005	200	211
DaimlerChrysler North America Holding Corp.
2.342% due 09/10/2007 (a)	22,000	22,042
2.710% due 08/08/2006 (a)	400	404
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,130
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,274
Halliburton Co.
3.120% due 10/17/2005 (a)	8,750	8,829
HCA, Inc.
6.910% due 06/15/2005	3,000	3,069
ITT Corp.
6.750% due 11/15/2005	5,250	5,460
Kerr-McGee Corp.
5.375% due 04/15/2005	13,120	13,312
MCI, Inc.
5.908% due 05/01/2007	462	459
6.688% due 05/01/2009	462	446
7.735% due 05/01/2014	396	376
Merck & Co., Inc.
4.125% due 01/18/2005	1,175	1,181
MGM Mirage, Inc.
6.950% due 02/01/2005	4,707	4,790
Mirage Resorts, Inc.
6.625% due 02/01/2005	5,250	5,355
7.250% due 10/15/2006	1,500	1,601
News America Holdings
7.430% due 10/01/2026	18,500	21,290
Park Place Entertainment Corp.
7.875% due 12/15/2005	4,884	5,153
Petroleos Mexicanos
6.500% due 02/01/2005	5,250	5,331
Pioneer Natural Resources Co
8.875% due 04/15/2005	10,662	11,000
Procter & Gamble Co.
6.600% due 12/15/2004	1,000	1,009
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	1,500	1,551
TCI Communications, Inc.
7.610% due 10/04/2005	2,385	2,478
Time Warner, Inc.
7.750% due 06/15/2005	5,800	5,983
Tyco International Group S.A.
5.875% due 11/01/2004	6,680	6,698
6.375% due 06/15/2005	9,530	9,776
United Airlines, Inc.
2.020% due 03/02/2049 (a)(b)	8,454	6,936
Waste Management, Inc.
7.000% due 10/01/2004	500	500
Weyerhaeuser Co.
5.500% due 03/15/2005	2,483	2,516
Yum! Brands, Inc.
7.450% due 05/15/2005	2,302	2,367

		163,722

Utilities 3.8%

AEP Texas Central Co.
3.000% due 02/15/2005	3,200	3,206
Appalachian Power Co.
4.800% due 06/15/2005	10,330	10,472
BellSouth Corp.
4.119% due 04/26/2005 (a)	14,000	14,138
Dominion Resources, Inc.
2.011% due 05/15/2006 (a)	3,000	3,007
7.625% due 07/15/2005	6,885	7,150
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	8,450	8,494
3.600% due 06/01/2008	5,635	5,575
5.200% due 12/03/2007	1,150	1,154
Illinois Power Co.
6.750% due 03/15/2005	2,175	2,218
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,741
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	1,760	1,762
Pepco Holdings, Inc.
2.511% due 11/15/2004 (a)	5,000	4,999
3.750% due 02/15/2006	4,500	4,542
Potomac Electric Power Co.
6.500% due 09/15/2005	1,500	1,552
Qwest Corp.
6.625% due 09/15/2005	4,100	4,233
Reliant Energy Resources Corp.
8.125% due 07/15/2005	9,961	10,370
SBC Communications, Inc.
4.250% due 06/05/2021	22,030	22,295
Southern California Edison Co.
1.890% due 01/13/2006 (a)	2,500	2,511
Southwestern Electric Power
4.500% due 07/01/2005	3,385	3,429
Sprint Capital Corp.
7.900% due 03/15/2005 (a)	23,760	24,344
TXU Energy Co. LLC
2.370% due 01/17/2006 (a)	7,200	7,219
United Telephone Co. of Florida
7.250% due 12/15/2004	4,000	4,040
Vodafone Group PLC
7.625% due 02/15/2005	3,000	3,059

		172,510

Total Corporate Bonds & Notes (Cost $519,525)		519,604

MUNICIPAL BONDS & NOTES 0.1%

North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.950% due 06/01/2009 (a)	1,226	1,226
Virginia Public School Authority Revenue Bonds, (State Aid Withholding Insured), Series 2002
5.500% due 08/01/2010	3,000	3,403

Total Municipal Bonds & Notes (Cost $4,668)		4,629

U.S. GOVERNMENT AGENCIES 2.9%

Fannie Mae
1.470% due 10/03/2005 (a)	1,200	1,200
1.880% due 08/25/2043	995	994
1.990% due 08/25/2034 (a)	10,435	10,427
2.040% due 11/26/2032 (a)	6,204	6,185
2.290% due 10/25/2030 (a)	23	23
2.440% due 10/25/2017 (a)	930	939
3.000% due 02/01/2018 (a)	48	49
3.008% due 05/01/2021-04/01/2029 (a)(e)	547	556
3.066% due 01/01/2029 (a)	61	62
3.500% due 04/25/2017	5,567	5,591
3.564% due 08/01/2029 (a)	5,685	5,897
3.614% due 05/01/2036 (a)	31,189	31,871
3.625% due 10/01/2023	41	42
3.970% due 08/01/2026 (a)	50	52
4.099% due 05/01/2036 (a)	566	581
4.140% due 11/01/2025 (a)	60	61
4.411% due 07/01/2029 (a)	866	886
5.151% due 12/01/2040 (a)	2,517	2,590
5.463% due 01/01/2032 (a)	2,517	2,573
6.000% due 02/25/2008	75	76
6.500% due 05/01/2021-10/25/2042 (e)	3,399	3,381
7.000% due 01/01/2005-03/01/2013 (e)	125	133
9.055% due 06/25/2032 (a)	2,033	2,205
Federal Housing Administration
7.350% due 04/01/2019	810	815
7.430% due 09/01/2022	403	408
7.435% due 02/01/2019	332	335
Freddie Mac
1.665% due 11/07/2005 (a)	5,000	5,002
2.160% due 06/15/2031 (a)	1,285	1,290
2.212% due 12/15/2022 (a)	2	2
3.630% due 08/01/2017 (a)	198	200
6.500% due 11/15/2007-07/25/2043 (e)	972	895
7.000% due 05/15/2023 (c)	87	1
Government National Mortgage Association
2.278% due 02/16/2030 (a)	155	156
3.000% due 08/20/2029-02/20/2032 (a)(e)	14,401	14,470
3.250% due 03/20/2029-03/20/2030 (a)(e)	3,664	3,668
3.375% due 05/20/2021-05/20/2030 (a)(e)	17,686	17,905
4.000% due 02/20/2019 (a)	54	54

146  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
4.625% due 10/20/2017- 10/20/2027 (a)(e)	$2,749	$2,795
4.750% due 07/20/2022- 09/20/2027 (a)(e)	1,543	1,565
6.000% due 01/15/2032- 03/15/2032 (e)	4,352	4,521
7.500% due 02/20/2030	553	584
8.000% due 07/15/2030- 05/15/2032 (e)	634	692
8.500% due 06/20/2027	509	559
Small Business Administration
7.540% due 08/10/2009	487	539

Total U.S. Government Agencies (Cost $132,517)		132,830

U.S. TREASURY OBLIGATIONS 3.5%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (g)	120	128
3.500% due 01/15/2011	435	493
3.625% due 01/15/2008	67,672	74,236
3.875% due 01/15/2009	7,299	8,219
U.S. Treasury Notes
10.375% due 11/15/2009	50,000	50,527
11.750% due 02/15/2010	24,500	25,376

Total U.S. Treasury Obligations (Cost $160,393)		158,979

MORTGAGE-BACKED SECURITIES 4.7%

Ameriquest Mortgage Securities, Inc.
2.320% due 02/25/2034 (a)	2,019	2,013
Bank of America Mortgage Securities, Inc.
5.606% due 10/20/2032 (a)	5,274	5,352
6.332% due 07/25/2032 (a)	1,445	1,479
6.500% due 02/25/2033	3,616	3,669
Bear Stearns Adjustable Rate Mortgage Trust
2.120% due 02/25/2034 (a)	6,877	6,896
5.294% due 10/25/2032 (a)	464	467
Commercial Mortgage Pass-Through Certificates
1.940% due 11/15/2015 (a)	24,741	24,761
Countrywide Alternative Loan Trust
6.500% due 07/25/2032	165	165
Countrywide Home Loans, Inc.
2.110% due 04/25/2034 (a)	931	926
4.945% due 09/19/2032 (a)	1,574	1,585
5.700% due 03/19/2032 (a)	152	156
6.050% due 07/19/2031 (a)	71	74
Credit-Based Asset Servicing & Securitization LLC
2.180% due 01/25/2032 (a)	194	195
CS First Boston Mortgage Securities Corp.
1.850% due 03/25/2032 (a)	450	450
2.230% due 05/25/2032 (a)	2,341	2,338
2.390% due 08/25/2033 (a)	17,963	17,885
First Republic Mortgage Loan Trust
2.060% due 08/15/2032 (a)	26,856	26,871
2.110% due 11/15/2031 (a)	1,802	1,800
2.160% due 06/25/2030 (a)	2,236	2,236
Greenwich Capital Acceptance, Inc.
2.687% due 06/25/2024 (a)	75	76
GSR Mortgage Loan Trust
2.240% due 11/25/2031 (a)	12,898	12,940
Indymac Adjustable Rate Mortgage Trust
4.495% due 01/25/2032 (a)	22	22
6.576% due 01/25/2032 (a)	64	64
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,705	2,692
Mellon Residential Funding Corp.
2.200% due 12/15/2030 (a)	7,575	7,592
2.301% due 10/20/2029 (a)	9,747	9,309
Mortgage Capital Funding, Inc.
7.900% due 02/15/2006	290	306
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032 $	784	799
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (c)	397,002	3,925
Sequoia Mortgage Trust
2.151% due 06/20/2032 (a)	636	635
2.161% due 07/20/2033 (a)	14,271	14,201
2.191% due 10/20/2027 (a)	12,553	12,597
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (a)	757	754
2.161% due 03/19/2033 (a)	9,687	9,709
Structured Asset Securities Corp.
2.000% due 08/25/2033 (a)	302	303
2.130% due 01/25/2033 (a)	6,712	6,707
2.340% due 07/25/2032 (a)	8,067	8,092
6.111% due 02/25/2032 (a)	1,207	1,215
6.150% due 07/25/2032 (a)	4,052	4,113
7.000% due 11/25/2031	158	161
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	415	425
Washington Mutual Mortgage Securities Corp.
2.780% due 06/25/2042 (a)	13,428	13,569
3.503% due 01/25/2041 (a)	333	335
5.410% due 02/25/2033 (a)	2,847	2,875
Washington Mutual, Inc.
5.149% due 10/25/2032 (a)	4,184	4,248

		216,982

Total Mortgage-Backed Securities (Cost $217,580)		216,982

ASSET-BACKED SECURITIES 5.5%

Advanta Revolving Home Equity Loan Trust
2.210% due 01/25/2024 (a)	40	40
Ameriquest Mortgage Securities, Inc.
2.150% due 04/25/2032 (a)	464	464
2.250% due 02/25/2033 (a)	1,997	2,003
2.250% due 03/25/2033 (a)	1,491	1,496
Amortizing Residential Collateral Trust
2.130% due 07/25/2032 (a)	165	165
2.190% due 10/25/2031 (a)	2,037	2,042
Argent Securities, Inc.
2.020% due 09/25/2034 (a)	1,400	1,400
2.290% due 09/25/2033 (a)	2,921	2,932
Bear Stearns Asset-Backed Securities, Inc.
2.040% due 06/15/2043 (a)	273	274
2.170% due 10/25/2032 (a)	2,977	2,982
2.290% due 07/25/2033 (a)	8,418	8,437
Brazos Student Loan Finance Co.
2.570% due 06/01/2023 (a)	7,976	8,067
Centex Home Equity
2.100% due 04/25/2032 (a)	1,264	1,265
2.140% due 09/26/2033 (a)	5,336	5,345
Chase Credit Card Master Trust
1.810% due 07/16/2007 (a)	13,300	13,312
Chase Funding Loan Acquisition Trust
2.080% due 07/25/2030 (a)	2,136	2,139
2.190% due 07/25/2031 (a)	195	195
Chase Funding Mortgage Loan Asset-Backed Certificates
1.840% due 10/25/2030 (a)	330	330
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)	358	358
Citifinancial Mortgage Securities, Inc.
2.140% due 09/25/2032 (a)	678	679
2.140% due 01/25/2033 (a)	40	40
Conseco Finance Securitizations Corp.
7.350% due 10/15/2030	125	125
Countrywide Asset-Backed Certificates
1.980% due 11/25/2020 (a)	51	52
1.990% due 12/25/2034 (a)	1,000	1,000
2.080% due 12/25/2031 (a)	214	214
2.090% due 07/25/2018 (a)	636	636
2.210% due 05/25/2032 (a)	1,866	1,870
3.644% due 10/25/2017	8,033	8,047
Countrywide Home Equity Loan Trust
2.000% due 08/15/2025 (a)	170	170
CS First Boston Mortgage Securities Corp.
2.280% due 08/25/2032 (a)	1,524	1,528
Delta Funding Home Equity Loan Trust
2.170% due 09/15/2029 (a)	136	137
Equity One ABS, Inc.
2.140% due 04/25/2034 (a)	13,575	13,554
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.190% due 09/25/2032 (a)	22	22
2.820% due 02/25/2034 (a)	7,188	7,202
Fremont Home Loan Trust
2.180% due 02/25/2033 (a)	3,969	3,975
GMAC Mortgage Corp. Loan Trust
2.101% due 06/18/2027 (a)	304	305
GSAMP Trust
2.160% due 07/25/2032 (a)	713	717
HFC Home Equity Loan Asset-Backed Certificates
2.101% due 05/20/2031 (a)	612	612
2.161% due 10/20/2032 (a)	2,635	2,639
Home Equity Asset Trust
1.780% due 12/25/2034 (a)	1,274	1,274
2.030% due 06/25/2034 (a)	9,543	9,550
2.240% due 09/25/2033 (a)	416	417
2.250% due 03/25/2033 (a)	2,130	2,136
2.260% due 01/15/2034 (a)	2,526	2,534
2.300% due 05/25/2033 (a)	2,922	2,936
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	732	734
Irwin Home Equity Loan Trust
2.110% due 07/25/2032 (a)	2,087	2,089
2.130% due 06/25/2029 (a)	295	295
2.360% due 06/25/2028 (a)	4,165	4,180
Long Beach Mortgage Loan Trust
2.090% due 09/25/2031 (a)	190	189
2.120% due 11/25/2009 (a)	1,158	1,159
2.160% due 06/25/2033 (a)	4,307	4,314
2.190% due 03/25/2032 (a)	1,731	1,736
2.240% due 03/25/2033 (a)	2,852	2,858
Meritage Mortgage Loan Trust
1.980% due 01/25/2035 (a)	2,274	2,273
Merrill Lynch Mortgage Investors, Inc.
1.940% due 12/25/2034 (a)	1,460	1,461
2.160% due 05/25/2033 (a)	357	358
2.200% due 11/25/2033 (a)	859	861
MLCC Mortgage Investors, Inc.
2.140% due 03/15/2025 (a)	1,890	1,895
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.950% due 05/25/2033 (a)	145	145
1.980% due 08/25/2034 (a)	1,249	1,248
2.180% due 08/25/2033 (a)	9,043	9,059
Morgan Stanley Dean Witter Capital I, Inc.
2.140% due 09/25/2032 (a)	1,363	1,364
2.170% due 07/25/2032 (a)	402	403
2.210% due 07/25/2030 (a)	298	298
Morgan Stanley Warehouse Facilities
1.390% due 07/06/2005 (a)	22,000	21,985
New York City Tax Lien
5.590% due 09/10/2014	468	468
Ocwen Mortgage Loan Asset-Backed Certificates
2.150% due 10/25/2029 (a)	1,654	1,655
Option One Mortgage Loan Trust
1.950% due 05/25/2034 (a)	2,976	2,978
1.960% due 06/25/2033 (a)	90	91
2.110% due 06/25/2032 (a)	232	232
2.110% due 08/25/2032 (a)	1,819	1,822
Owens-Illinois, Inc.
4.450% due 04/01/2008 (a)	8,600	8,614
Quest Trust
2.400% due 06/25/2034 (a)	11,141	11,148

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  147

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Renaissance Home Equity Loan Trust
2.280% due 08/25/2033 (a)	$4,892	$4,905
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)	5,322	5,326
1.940% due 08/25/2022 (a)	1,746	1,747
1.970% due 06/25/2018 (a)	2,768	2,770
2.170% due 12/25/2033 (a)	10,178	10,162
Residential Asset Securities Corp.
2.070% due 09/25/2031 (a)	1,839	1,841
2.140% due 01/25/2034 (a)	3,232	3,234
SACO I, Inc.
2.030% due 11/01/2034 (a)	2,500	2,500
Salomon Brothers Mortgage Securities VII, Inc.
2.140% due 03/25/2032 (a)	918	919
Saxon Asset Securities Trust
2.140% due 06/25/2033 (a)	1,035	1,037
2.240% due 12/25/2032 (a)	2,615	2,622
Sears Credit Account Master Trust
2.140% due 11/17/2009 (a)	3,900	3,906
5.250% due 10/16/2008	331	332
6.450% due 11/17/2009	4,775	4,882
Specialty Underwriting& Residential Finance
2.180% due 01/25/2034 (a)	3,191	3,195
Structured Asset Investment Loan Trust
1.940% due 04/25/2033 (a)	671	672
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006	498	510
Terwin Mortgage Trust
2.420% due 06/25/2033 (a)	1,606	1,607

Total Asset-Backed Securities (Cost $253,426)		253,696

SOVEREIGN ISSUES 1.6%

Republic of Brazil
2.062% due 04/15/2006 (a)	34,701	34,666
2.125% due 04/15/2009 (a)	22,320	21,915
2.125% due 04/15/2012 (a)	5,942	5,542
8.000% due 04/15/2014 (a)	516	514
10.000% due 01/16/2007	2,520	2,811
11.500% due 03/12/2008	2,600	3,009
Russian Federation
8.750% due 07/24/2005	5,150	5,376

Total Sovereign Issues (Cost $69,642)		73,833

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.7%

France Telecom S.A.
4.000% due 11/29/2005	EC 2,000	2,508
Tyco International Group S.A.
4.375% due 11/19/2004	12,130	15,132
United Kingdom Gilt
5.000% due 03/07/2008	BP 7,675	14,032

Total Foreign Currency-Denominated Issues (Cost $30,966)		31,672

SHORT-TERM INSTRUMENTS 72.6%

Certificates of Deposit 9.8%

Bank of America N.A.
1.640% due 11/10/2004	$93,600	93,600
Citibank New York N.A.
1.560% due 10/25/2004	46,000	46,000
1.640% due 11/08/2004	85,000	85,000
1.650% due 11/15/2004	5,000	5,000
1.710% due 11/29/2004	5,000	5,000
Dexia Bank New York N.A.
1.780% due 12/10/2004	74,500	74,227
Wells Fargo Bank N.A.
1.600% due 10/04/2004	94,500	94,500
1.650% due 10/07/2004	45,000	45,000

		448,327

Commercial Paper 56.6%

Altria Group, Inc.
1.800% due 10/29/2004	26,950	26,950
Bank of Ireland
1.900% due 12/31/2004	6,000	5,971
Comcast Corp.
1.940% due 11/15/2004	21,240	21,189
1.950% due 11/15/2004	6,000	5,985
Danske Corp.
1.785% due 12/16/2004	9,300	9,263
1.845% due 12/20/2004	106,900	106,448
1.850% due 12/27/2004	23,900	23,789
Delphi Corp.
1.841% due 11/02/2004	9,840	9,840
2.090% due 04/11/2005	3,600	3,559
Fannie Mae
1.010% due 12/01/2004	10,003	9,971
1.010% due 01/03/2005	57,077	56,790
1.010% due 01/04/2005	30,000	29,847
1.010% due 04/01/2005	27,671	27,377
1.180% due 11/01/2004	92,800	92,674
1.455% due 10/06/2004	79,600	79,584
1.526% due 10/20/2004	24,200	24,180
1.530% due 10/20/2004	39,200	39,168
1.550% due 10/27/2004	16,900	16,881
1.560% due 11/03/2004	55,800	55,716
1.594% due 12/01/2004	47,300	47,151
1.690% due 11/08/2004	46,700	46,617
1.730% due 10/08/2004	90,900	90,870
1.731% due 12/08/2004	23,900	23,815
1.739% due 12/08/2004	46,600	46,435
1.760% due 12/08/2004	46,600	46,435
2.073% due 12/01/2004	5,000	4,984
2.771% due 12/01/2004	18,171	18,114
Federal Home Loan Bank
1.439% due 10/08/2004	3,800	3,799
1.550% due 10/01/2004	431,300	431,300
1.652% due 11/26/2004	200	199
Ford Motor Credit Co.
2.520% due 04/07/2005	4,700	4,648
Freddie Mac
1.450% due 10/05/2004	29,600	29,595
1.520% due 10/13/2004	46,700	46,676
1.530% due 10/15/2004	34,800	34,779
1.540% due 10/18/2004	46,900	46,866
1.545% due 10/25/2004	174,500	174,319
1.545% due 11/12/2004	38,900	38,829
1.560% due 10/20/2004	46,400	46,362
1.570% due 11/15/2004	46,000	45,910
1.579% due 11/22/2004	46,000	45,895
1.890% due 03/07/2005	50	50
1.960% due 04/18/2005	25	25
General Motors Acceptance Corp.
2.362% due 03/21/2005	1,240	1,228
2.436% due 04/05/2005	6,700	6,627
2.495% due 04/05/2005	5,000	4,946
HBOS Treasury Services PLC
1.515% due 10/15/2004	25,000	24,985
1.520% due 10/15/2004	11,300	11,293
1.590% due 10/25/2004	50,000	49,947
1.635% due 11/22/2004	44,900	44,794
Rabobank USA Financial Corp.
1.860% due 10/01/2004	127,100	127,100
Republic of Italy
1.420% due 10/13/2004	18,000	17,991
Royal Bank of Scotland PLC
1.780% due 12/10/2004	119,100	118,664
TotalFinaElf Capital S.A.
1.880% due 10/01/2004	127,100	127,100
UBS Finance, Inc.
1.675% due 11/24/2004	2,000	1,995
1.690% due 11/29/2004	10,400	10,371
1.700% due 11/30/2004	500	498
1.835% due 12/22/2004	125,800	125,254
1.850% due 12/21/2004	400	398
1.940% due 01/25/2005	500	497

		2,592,543

Repurchase Agreement 1.0%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $45,888. Repurchase proceeds are $44,985.)	44,983	44,983

U.S. Treasury Bills 5.2%

1.538% due 12/02/2004- 12/16/2004 (e)(f)(g)	237,940	236,991

Total Short-Term Instruments (Cost $3,323,399)		3,322,844

Total Investments 103.0% (Cost $4,712,116)		$4,715,069

Written Options (i) (0.1%) (Premiums $2,314)		(4,182)

Other Assets and Liabilities (Net) (2.9%)		(132,422)

Net Assets 100.0%		$4,578,465

Notes to Schedule of Investments (amounts in thousands, except number of contracts):
(a) Variable rate security.
(b) Security is in default.
(c) Interest only security.
(d) Principal amount of security is adjusted for inflation.
(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f) Securities with an aggregate market value of $ 3,738 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g) Securities with an aggregate market value of $ 2,779 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bobl 5-Year Note Long Futures	12/2004	429	$260
U.S. Treasury 10-Year Note Long Futures	12/2004	1,840	955
U.S. Treasury 5-Year Note Long Futures	12/2004	29	16

			$1,231

148  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	67,600	$456
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	123,800	739
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	297,000	699
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		$7,900	(334)
Lehman Brothers, Inc.	3-month LIBOR plus 1.150%	Receive	7.430%	10/01/2006		18,500	(1,180)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Receive	7.750%	06/15/2005		5,000	(171)

							$209

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	$2,920	$12
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,000	8
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	5,000	(13)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/21/2004	6,300	0
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	11,500	45
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	5,000	20
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	7,000	12
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,000	17
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	2,000	4
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	800	1
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	900	1
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	1,100	1
Merrill Lynch & Co., Inc.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.500%	01/16/2005	925	45
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	1,400	5
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	2,000	19
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	2,100	4
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	1,100	2

						$183

(i)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000%	**	01/07/2005	$55,570	$1,089	$2,482
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000%	*	01/07/2005	55,570	1,225	0
		Exercise Price
Call - OTC News America Holdings	Lehman Brothers, Inc.	$100		10/01/2006	18,500	0	1,700

						$2,314	$4,182

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$6,625	$7,258	$7,237
U.S. Treasury Note	4.250	08/15/2013	165,770	168,302	167,085

				$175,560	$174,322

(k)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3,921	10/2004	$0	$(138)	$(138)
Buy	EC	7,859	10/2004	150	0	150
Sell		17,410	10/2004	0	(505)	(505)

				$150	$(643)	$(493)

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 149

Schedule of Investments

StocksPLUS Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.9%

Banking & Finance 3.1%

CIT Group, Inc.
7.125% due 10/15/2004	$2,000	$2,003
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)	2,000	2,001
7.500% due 03/15/2005	1,600	1,635
7.750% due 03/15/2005	400	409
2.060% due 07/18/2005 (a)	5,900	5,906
7.600% due 08/01/2005	8,600	8,932
General Motors Acceptance Corp.
3.820% due 03/04/2005 (a)	2,600	2,616
5.250% due 05/16/2005	3,100	3,156
2.880% due 10/20/2005 (a)	12,600	12,703
National Australia Bank Ltd.
2.355% due 05/19/2010 (a)	11,700	11,680
Phoenix Quake Wind Ltd.
4.455% due 07/03/2008 (a)	500	518
4.455% due 07/03/2008 (a)	600	622
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	6,100	6,098
Vita Capital Ltd.
3.325% due 01/01/2007 (a)	300	302

		58,581

Industrials 3.0%

Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	2,000	2,075
Alcan, Inc.
2.100% due 12/08/2004 (a)	6,300	6,300
AOL Time Warner, Inc.
5.625% due 05/01/2005	2,800	2,851
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	16,400	16,644
2.750% due 09/26/2005 (a)	1,100	1,106
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,454
Enron Corp.
8.000% due 08/15/2005 (b)	1,100	473
General Motors Corp.
7.500% due 05/15/2006	5,300	5,631
Host Marriott LP
8.375% due 02/15/2006	750	795
Kerr-McGee Corp.
5.375% due 04/15/2005	7,965	8,082
Kraft Foods, Inc.
1.960% due 11/26/2004 (a)	3,900	3,899
Waste Management, Inc.
7.000% due 10/01/2004	1,000	1,000

		56,310

Utilities 2.8%

Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	11,400	11,459
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	14,700	14,715
Sprint Capital Corp.
7.900% due 03/15/2005	1,500	1,537
7.125% due 01/30/2006	6,200	6,540
TXU Energy Co. LLC
2.380% due 01/17/2006 (a)	18,100	18,147

		52,398

Total Corporate Bonds & Notes (Cost $167,564)		167,289

MUNICIPAL BONDS & NOTES 0.2%

Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,075	3,079

Total Municipal Bonds & Notes (Cost $3,060)		3,079

U.S. GOVERNMENT AGENCIES 4.5%

Fannie Mae
1.960% due 03/25/2034 (a)	9,086	9,042
2.240% due 11/25/2032 (a)	5,931	5,937
2.816% due 05/01/2022 (a)	20	21
3.008% due 04/01/2018 (a)	71	72
4.100% due 07/01/2018 (a)	316	320
4.243% due 11/01/2027 (a)	90	92
4.337% due 11/01/2028 (a)	134	136
4.385% due 07/01/2028 (a)	89	90
4.409% due 04/01/2028 (a)	83	84
4.448% due 11/01/2028 (a)	106	108
4.766% due 12/01/2036 (a)	3,729	3,830
4.841% due 02/01/2027 (a)	12	13
5.000% due 04/25/2033	7,355	7,417
5.005% due 12/01/2023 (a)	7	7
5.039% due 09/01/2034 (a)	3,974	4,024
5.174% due 04/01/2033 (a)	2,360	2,420
5.598% due 08/01/2029 (a)	77	78
5.995% due 04/25/2020	8	8
6.000% due 01/01/2016-10/01/2033 (e)	8,382	8,797
6.500% due 09/01/2005-01/01/2033 (e)	1,157	1,210
6.500% due 09/25/2008 (c)	18	1
6.500% due 03/25/2023 (c)	253	12
7.000% due 02/01/2015-03/01/2015 (e)	3,342	3,549
7.500% due 09/01/2015-05/01/2016 (e)	2,621	2,790
8.000% due 03/01/2030-07/01/2031 (e)	541	588
Freddie Mac
3.319% due 12/01/2022 (a)	129	133
3.327% due 06/01/2022 (a)	105	108
3.640% due 07/01/2019 (a)	899	926
5.500% due 11/15/2015-08/15/2030 (e)	2,349	2,366
5.700% due 02/15/2031	2,119	2,144
6.000% due 03/01/2016-10/01/2033 (e)	12,142	12,567
6.500% due 10/25/2043	5,602	5,932
8.500% due 04/01/2025-06/01/2025 (e)	30	33
Government National Mortgage Association
2.211% due 09/20/2030 (a)	14	14
3.375% due 02/20/2026-02/20/2028 (a)(e)	2,566	2,591
4.625% due 12/20/2022-12/20/2027 (a)(e)	1,062	1,079
4.750% due 07/20/2018-07/20/2027 (a)(e)	5,054	5,125
8.000% due 04/20/2030	615	668

Total U.S. Government Agencies (Cost $84,343)		84,332

U.S. TREASURY OBLIGATIONS 9.0%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	80,577	86,113
3.625% due 01/15/2008 (g)	53,228	58,390
3.875% due 01/15/2009	462	520
4.250% due 01/15/2010	1,576	1,830
3.500% due 01/15/2011	871	986
3.000% due 07/15/2012	3,582	3,967
2.375% due 01/15/2025	7,034	7,330
U.S. Treasury Bond
6.250% due 05/15/2030	9,000	10,685

Total U.S. Treasury Obligations ( Cost $168,288)		169,821

MORTGAGE-BACKED SECURITIES 4.8%

Bank Mart
3.107% due 03/01/2019 (a)(i)(k)	1,518	1,471
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	3,039	3,140
Bear Stearns Adjustable Rate Mortgage Trust
5.940% due 06/25/2032 (a)	655	656
5.378% due 01/25/2033 (a)	1,077	1,089
5.122% due 03/25/2033 (a)	1,680	1,692
4.330% due 01/25/2034 (a)	3,304	3,324
4.784% due 01/25/2034 (a)	6,026	6,080
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	5,308	5,430
CS First Boston Mortgage Securities Corp.
2.310% due 11/25/2031 (a)	544	545
2.240% due 02/25/2032 (a)	354	354
1.727% due 03/25/2032 (a)	4,770	4,775
5.060% due 06/25/2032 (a)	317	321
6.233% due 06/25/2032 (a)	497	502
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	269	269
Fund America Investors Corp.
3.510% due 06/25/2023 (a)	33	34
GSR Mortgage Loan Trust
2.190% due 01/25/2034 (a)	1,448	1,451
Impac CMB Trust
2.240% due 07/25/2033 (a)	4,984	4,989
2.220% due 10/25/2033 (a)	871	870
2.090% due 01/25/2034 (a)	4,850	4,856
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,488	3,471
Mellon Residential Funding Corp.
2.000% due 06/15/2030 (a)	9,263	9,224
Merrill Lynch Mortgage Investors, Inc.
2.822% due 01/25/2029 (a)	7,777	8,193
4.910% due 12/25/2032 (a)	1,363	1,361
Prime Mortgage Trust
2.240% due 02/25/2019 (a)	555	556
2.240% due 02/25/2034 (a)	2,116	2,117
Resecuritization Mortgage Trust
2.090% due 04/26/2021 (a)	18	17
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,780	1,813
Salomon Brothers Mortgage Securities VII, Inc.
4.574% due 12/25/2030 (a)	1,925	1,958
Structured Asset Mortgage Investments, Inc.
9.440% due 06/25/2029 (a)	2,377	2,553
Structured Asset Securities Corp.
2.140% due 10/25/2027 (a)	2,167	2,168
2.320% due 03/25/2031 (a)	607	625
2.000% due 08/25/2033 (a)	948	948
3.870% due 09/25/2036 (a)	41	41
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	391	394
3.066% due 02/27/2034 (a)	3,862	3,877
2.780% due 06/25/2042 (a)	8,868	8,960

		90,124

Total Mortgage-Backed Securities (Cost $ 90,011)		90,124

ASSET-BACKED SECURITIES 4.6%

AFC Home Equity Loan Trust
1.990% due 06/25/2028 (a)	1,444	1,443
Ameriquest Mortgage Securities, Inc.
2.150% due 05/25/2032 (a)	172	172
2.110% due 08/25/2032 (a)	863	864
1.920% due 05/25/2034 (a)	7,357	7,356
Amortizing Residential Collateral Trust
2.160% due 07/25/2032 (a)	1,220	1,222

150  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Chase Funding Mortgage Loan Asset-Backed Certificates
1.950% due 09/25/2021 (a)		$10,489	$10,495
2.210% due 10/25/2032 (a)		2,099	2,107
Countrywide Asset-Backed Certificates
2.090% due 07/25/2018 (a)		1,785	1,787
1.980% due 11/25/2020 (a)		46	46
1.930% due 06/25/2022 (a)		12,525	12,533
2.060% due 05/25/2029 (a)		719	719
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)		1,184	1,186
2.170% due 05/25/2043 (a)		1,623	1,624
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.890% due 10/25/2034 (a)		4,400	4,393
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)		5,038	5,047
Home Equity Asset Trust
2.090% due 04/25/2034 (a)		1,583	1,585
Indymac Home Equity Loan Asset-Backed Trust
2.290% due 10/25/2033 (a)		2,347	2,353
Irwin Home Equity Loan Trust
2.090% due 11/25/2028 (a)		7,663	7,665
Merrill Lynch CLO Pilgrim-3
2.260% due 06/23/2010 (a)		3,502	3,479
Novastar Home Equity Loan
2.115% due 04/25/2028 (a)		467	467
Residential Asset Mortgage Products, Inc.
2.090% due 02/25/2034 (a)		12,208	12,204
Residential Asset Securities Corp.
1.960% due 06/25/2025 (a)		3,019	3,021
2.140% due 01/25/2034 (a)		4,078	4,081
Structured Asset Investment Loan Trust
1.980% due 08/25/2010 (a)		1,001	1,001

Total Asset-Backed Securities (Cost $86,842)			86,850

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.5%

Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N $	9,750	8,360

Total Foreign Currency-Denominated Issues (Cost $9,629)			8,360

SOVEREIGN ISSUES 1.5%

Hydro - Quebec
2.142% due 09/29/2049 (a)		$1,200	1,133
Republic of Brazil
2.062% due 04/15/2006 (a)		3,728	3,724
10.000% due 01/16/2007		3,000	3,346
2.125% due 04/15/2009 (a)		706	693
2.125% due 04/15/2009 (a)		2,941	2,888
Russian Federation
8.750% due 07/24/2005		12,000	12,527
United Mexican States
2.290% due 01/13/2009 (a)		4,700	4,751

Total Sovereign Issues (Cost $25,428)			29,062

	# of Contracts
PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 94.500
Exp. 06/13/2005		1,041	7
Eurodollar September Futures (CME)
Strike @ 93.250
Exp. 09/19/2005		2,114	27
S&P 500 Index December Futures (CME)
Strike @ 750.000
Exp. 12/17/2004		525	0
Strike @ 700.000
Exp. 12/17/2004		400	20
S&P 500 Index December Futures (OTC)
Strike @ 700.000
Exp. 12/31/2004		316	0
U.S. Treasury 10-Year Futures (CBOT)
6.000% due 12/31/2004
Strike @ 100.000
Exp. 11/26/2004		600	9

Total Purchased Put Options (Cost $136)			63

	Shares
PREFERRED SECURITY 0.5%

DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,815

Total Preferred Security (Cost $9,564)			9,815

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 64.4%

Certificates of Deposit 7.9%

Bank of America N.A.
1.640% due 11/10/2004		$35,400	35,400
Citibank New York N.A.
1.600% due 11/12/2004		34,400	34,400
1.650% due 11/15/2004		700	700
1.650% due 11/19/2004		100	100
1.750% due 12/07/2004		1,200	1,200
1.880% due 12/22/2004		1,100	1,100
1.920% due 12/29/2004		18,100	18,100
Wells Fargo Bank N.A.
1.600% due 10/04/2004		100	100
1.610% due 10/05/2004		36,300	36,300
1.620% due 10/06/2004		600	600
1.650% due 10/07/2004		16,900	16,900
1.780% due 11/12/2004		2,800	2,800

			147,700

Commercial Paper 41.1%

Altria Group, Inc.
1.800% due 10/29/2004		2,100	2,100
Comcast Corp.
2.090% due 10/22/2004		12,100	12,085
Danske Corp.
1.665% due 11/22/2004		39,700	39,605
1.765% due 12/09/2004		16,100	16,042
1.785% due 12/16/2004		1,100	1,096
Delphi Corp.
2.090% due 04/11/2005		8,800	8,793
Fannie Mae
1.010% due 10/01/2004		11,000	11,000
1.455% due 10/06/2004		22,600	22,595
1.530% due 10/20/2004		18,000	17,985
1.559% due 10/27/2004		8,400	8,390
1.180% due 11/01/2004		36,200	36,151
1.690% due 11/08/2004		18,600	18,567
1.578% due 11/17/2004		17,300	17,264
1.579% due 11/17/2004		16,600	16,565
1.635% due 11/24/2004		38,000	37,901
1.594% due 12/01/2004		18,100	18,043
1.687% due 12/01/2004		29,700	29,606
1.731% due 12/08/2004		13,300	13,253
1.739% due 12/08/2004		18,600	18,534
1.760% due 12/08/2004		37,300	37,168
1.780% due 12/15/2004		37,900	37,751
Federal Home Loan Bank
1.740% due 10/20/2004		7,300	7,293
Freddie Mac
1.450% due 10/05/2004		12,500	12,498
1.540% due 10/18/2004		17,200	17,188
1.560% due 10/20/2004		18,100	18,085
1.545% due 10/25/2004		15,400	15,384
1.540% due 11/08/2004		11,500	11,481
1.777% due 12/14/2004		37,900	37,753
General Electric Capital Corp.
1.800% due 12/14/2004		51,000	50,802
HBOS Treasury Services PLC
1.320% due 10/01/2004		1,100	1,100
1.515% due 10/15/2004		16,300	16,290
1.785% due 12/09/2004		18,500	18,433
1.780% due 12/10/2004		19,800	19,728
Rabobank USA Financial Corp.
1.860% due 10/01/2004		20,300	20,300
Royal Bank of Scotland PLC
1.780% due 12/10/2004		51,000	50,813
UBS Finance, Inc.
1.675% due 11/24/2004		4,200	4,189
1.690% due 11/29/2004		49,000	48,864
1.700% due 11/30/2004		800	797
1.850% due 12/21/2004		1,600	1,593

			773,085

Repurchase Agreement 3.2%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $10,263 and Freddie Mac 2.875% due 09/15/2005 valued at $51,004. Repurchase proceeds are $60,059.)		60,057	60,057

U.S. Treasury Bills 12.2%

1.567% due 12/02/2004-12/16/2004 (e)(f)(g)		229,325	228,451

Total Short-Term Instruments (Cost $1,209,518)			1,209,293

Total Investments 98.9% (Cost $1,854,383)			$1,858,088

Other Assets and Liabilities (Net) 1.1%			20,713

Net Assets 100.0%			$1,878,801

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $748 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 151

Schedule of Investments (Cont.)

StocksPLUS Fund

September 30, 2004 (Unaudited)

(g)	Securities with an aggregate market value of $124,360 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,118	$(234)
Eurodollar September Long Futures	09/2005	2,037	(86)
Eurodollar December Long Futures	12/2004	124	(7)
Euribor December Long Futures	12/2005	530	327
Euribor June Long Futures	06/2005	468	393
Euribor Purchased Put Options Strike @ 92.500	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 95.000	03/2005	160	(3)
Euribor Purchased Put Options Strike @ 95.875	12/2004	80	(1)
Euribor Purchased Put Options Strike @ 96.375	12/2004	548	(8)
Euribor September Long Futures	09/2005	365	337
Euro-Bobl 5-Year Note Long Futures	12/2004	16	14
Euro-Bund 10-Year Note Long Futures	12/2004	33	(14)
Government of Japan 10-Year Note Long Futures	12/2004	22	300
S & P 500 Index December Long Futures	12/2004	8,913	1,280
S & P 500 Index December Long Futures	12/2004	4,563	2,468
U.S. Treasury 10-Year Note Long Futures	12/2004	2,027	790
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 93.875	06/2005	1,200	(13)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	1,616	469

			$6,003

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	$(58)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(84)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(409)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(158)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2009		$3,900	97
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		10,600	269

							$(343)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	$5,300	$11

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.040%	04/29/2005	11,569	$0
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.050%	06/17/2005	45,088	0

					$0

(i)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
Bank Mart	07/07/1995	$1,523	$1,471	0.08%

152  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(j)	Short sales open at September 30, 2004 were as follows:

Type		Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond		6.250	05/15/2030	27,800	$33,004	$32,945
U.S. Treasury Note		3.625	05/15/2013	34,100	33,277	33,559
U.S. Treasury Note		4.250	11/15/2013	30,400	30,801	31,047
U.S. Treasury Note		4.000	02/15/2014	128,500	127,547	128,626

					$224,629	$226,177

(k) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EC	5,140	10/2004	$0	$(149)	$(149)
Sell	N$	11,459	10/2004	0	(205)	(205)

				$0	$(354)	$(354)

(k)	The aggregate value of fair valued securities is $1,471, which is 0.08% of net assets, which have not been valued utilizing an independent quote and pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 153

Schedule of Investments

Total Return Fund II

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.1%

Banking & Finance 1.9%

CIT Group, Inc.
7.125% due 10/15/2004	$2,000	$2,003
Ford Motor Credit Co.
7.500% due 03/15/2005	700	716
Goldman Sachs Group, Inc.
2.350% due 01/20/2009 (a)	5,000	5,095
KBC Bank Fund Trust III
9.860% due 11/29/2049 (a)	12,000	14,855
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,603
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	19,700	23,812

		49,084

Industrials 1.0%

Continental Airlines, Inc.
7.056% due 03/15/2011	1,600	1,585
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	400	406
Dow Chemical Co.
8.040% due 07/02/2005	527	541
El Paso Corp.
6.750% due 05/15/2009	16,700	16,700
Qwest Corp.
8.875% due 03/15/2012	1,300	1,437
Transcontinental Gas Pipeline Corp.
6.125% due 01/15/2005	300	303
United Airlines, Inc.
6.071% due 03/01/2013 (b)	627	521
9.190% due 12/24/2013 (b)	7,156	3,077

		24,570

Utilities 0.2%

AEP Texas Central Co.
2.961% due 02/15/2005 (a)	1,600	1,601
Sprint Capital Corp.
7.900% due 03/15/2005	1,100	1,127
6.125% due 11/15/2008	1,200	1,296

		4,024

Total Corporate Bonds & Notes (Cost $74,003)		77,678

MUNICIPAL BONDS & NOTES 2.4%

California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	6,020	5,698
6.625% due 06/01/2040	5,300	5,007
California Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,755
Clark County, Nevada General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/01/2032	4,800	4,861
Colorado Springs, Colorado Revenue Bonds, Series 2003
5.000% due 11/15/2033	8,200	8,362
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2003
5.375% due 10/01/2015	6,900	7,784
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2013	3,400	3,881
5.500% due 07/01/2014	2,700	3,094
Florida State Board of Education General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 06/01/2031	500	513
Florida State Turnpike Authority Revenue Bonds, Series 2003
5.000% due 07/01/2011	4,085	4,543
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	5,000	5,124
Los Gatos Union School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2030	1,400	1,431
Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.375% due 05/15/2013	3,500	3,955
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	190	247
New York City Transitional Finance Authority Bonds, Series 2003
5.000% due 02/01/2031	2,770	2,815
North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.950% due 06/01/2009 (a)	896	895
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	1,700	1,728

Total Municipal Bonds & Notes (Cost $60,866)		61,693

U.S. GOVERNMENT AGENCIES 25.7%

Fannie Mae
2.781% due 09/01/2040 (a)	8,945	9,043
3.069% due 02/01/2023 (a)	177	179
3.437% due 01/01/2024 (a)	166	173
3.438% due 07/01/2020 (a)	231	237
3.450% due 12/01/2023 (a)	115	120
3.500% due 03/01/2024 (a)	6	6
3.523% due 04/01/2024 (a)	217	222
3.875% due 03/15/2005	1,000	1,009
4.375% due 10/15/2006	1,405	1,449
4.500% due 07/01/2017	80	80
5.000% due 12/01/2016-10/14/2034 (d)	399,287	405,721
5.500% due 03/01/2016-10/14/2034 (d)	108,317	110,703
5.936% due 11/01/2011 (a)	8,717	9,488
6.000% due 05/01/2009-05/01/2033 (d)	25,080	26,324
6.500% due 07/01/2013-06/25/2044 (d)	5,105	5,406
7.000% due 04/01/2011-09/25/2020 (d)	168	178
7.500% due 04/01/2008	7	8
7.750% due 10/01/2007	5	5
8.000% due 10/01/2005-10/01/2030 (d)	39	42
8.500% due 10/01/2004-04/01/2017 (d)	23	24
9.000% due 06/01/2010-06/25/2018 (d)	45	50
9.250% due 07/25/2019	364	405
9.500% due 09/01/2009	8	9
10.000% due 11/01/2021	11	13
11.000% due 09/01/2010	59	67
13.750% due 11/01/2011-09/01/2013 (d)	24	26
Federal Home Loan Bank
5.500% due 03/15/2015	117	118
Federal Housing Administration
8.954% due 05/01/2019	86	88
Freddie Mac
4.050% due 12/01/2022 (a)	723	750
5.000% due 09/15/2016-12/01/2031 (d)	10,322	10,501
5.191% due 02/01/2023 (a)	62	63
5.500% due 01/01/2018	177	184
6.000% due 02/01/2016-11/01/2032 (d)	7,984	8,228
6.500% due 12/01/2010-07/01/2028 (d)	85	90
7.000% due 03/01/2007-07/15/2022 (d)	3,289	3,397
7.500% due 01/15/2023-01/01/2026 (d)	7,506	8,044
7.825% due 07/01/2030 (a)	245	255
8.000% due 11/01/2025-06/15/2030 (d)	5,355	5,626
8.250% due 05/01/2008	5	5
9.000% due 12/15/2020	185	185
9.250% due 11/15/2019	6	6
9.500% due 02/01/2011-02/01/2018 (d)	37	42
10.000% due 06/01/2011-03/01/2021 (d)	25	28
15.500% due 06/01/2011	0	0
Government National Mortgage Association
3.000% due 05/20/2034 (a)	987	984
3.375% due 06/20/2023-06/20/2027 (a)(d)	5,185	5,235
4.000% due 12/20/2029 (a)	2,872	2,901
4.500% due 07/15/2030 (a)	354	360
4.750% due 09/20/2024-08/20/2027 (a)(d)	3,996	4,063
6.000% due 01/15/2024-10/15/2031 (d)	339	353
6.650% due 06/15/2040	15,601	17,400
7.500% due 09/15/2014-09/15/2025 (d)	63	68
8.000% due 07/15/2010-08/15/2024 (d)	212	233
8.500% due 11/15/2006	9	9
9.000% due 09/15/2008-11/15/2017 (d)	73	82
9.500% due 01/20/2019-12/15/2021 (d)	27	31
12.000% due 02/15/2014-06/15/2015 (d)	2	3
Small Business Administration
7.449% due 08/01/2010	2,870	3,181
7.970% due 01/25/2025	735	799

Total U.S. Government Agencies (Cost $633,003)		644,299

U.S. TREASURY OBLIGATIONS 30.4%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	16,498	17,631
3.625% due 01/15/2008 (f)	182,194	199,866
3.875% due 01/15/2009	37,305	42,007
4.250% due 01/15/2010	83,760	97,236
3.500% due 01/15/2011	43,096	48,791
3.375% due 01/15/2012	747	846
3.000% due 07/15/2012	24,967	27,654
U.S. Treasury Bonds
6.000% due 02/15/2026	13,400	15,282
6.250% due 05/15/2030	3,000	3,562
5.375% due 02/15/2031	4,400	4,715
U.S. Treasury Notes
1.625% due 04/30/2005	6,000	5,988
1.250% due 05/31/2005	3,700	3,682

154  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
2.750% due 07/31/2006	$5,800	$5,824
2.500% due 09/30/2006	256,900	256,428
3.000% due 11/15/2007	450	451
3.125% due 09/15/2008	2,800	2,799
3.125% due 10/15/2008	7,700	7,691
3.375% due 11/15/2008	15,100	15,211
4.750% due 11/15/2008	1,085	1,150
3.375% due 12/15/2008	3,600	3,624
3.000% due 02/15/2009	3,795	3,758

Total U.S. Treasury Obligations (Cost $759,392)		764,196

MORTGAGE-BACKED SECURITIES 1.6%

Bear Stearns Adjustable Rate Mortgage Trust
5.122% due 04/25/2033 (a)	4,395	4,426
COMM Mortgage Trust
2.060% due 09/15/2014 (a)	1,200	1,201
6.145% due 05/15/2032	1,877	1,946
CS First Boston Mortgage Securities Corp.
6.315% due 04/25/2032 (a)	249	257
6.233% due 06/25/2032 (a)	3,254	3,288
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	32	37
GSR Mortgage Loan Trust
7.000% due 07/25/2043	10,661	11,188
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	98	108
Indymac Adjustable Rate Mortgage Trust
6.576% due 01/25/2032 (a)	313	314
Nationslink Funding Corp.
2.090% due 11/10/2030 (a)	695	695
6.654% due 11/10/2030	2,321	2,393
Prime Mortgage Trust
2.240% due 02/25/2019 (a)	863	865
2.240% due 02/25/2034 (a)	3,527	3,528
Structured Asset Mortgage Investments, Inc.
5.142% due 03/25/2032 (a)	20	20
2.141% due 09/19/2032 (a)	4,920	4,902
Structured Asset Securities Corp.
6.250% due 01/25/2032	1,349	1,397
6.111% due 02/25/2032 (a)	362	365
2.130% due 01/25/2033 (a)	1,076	1,075
Washington Mutual Mortgage Securities Corp.
5.142% due 10/25/2032 (a)	2,510	2,548

Total Mortgage-Backed Securities (Cost $ 40,580)		40,553

ASSET-BACKED SECURITIES 1.2%

Amortizing Residential Collateral Trust
2.110% due 06/25/2032 (a)	4,438	4,441
Bear Stearns Asset-Backed Securities, Inc.
2.290% due 03/25/2043 (a)	6,409	6,423
Conseco Finance Corp.
8.170% due 12/15/2025	1,306	1,333
EMC Mortgage Loan Trust
2.210% due 05/25/2040 (a)	6,533	6,546
Home Equity Asset Trust
2.300% due 05/25/2033 (a)	846	850
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (a)	677	677
Morgan Stanley Dean Witter Capital I, Inc.
2.170% due 07/25/2032 (a)	1,126	1,129
Morgan Stanley Warehouse Facilities
1.390% due 07/06/2005 (a)	6,800	6,795
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	863	864

Total Asset-Backed Securities (Cost $28,998)		29,058

	Shares	Value (000s)
PREFERRED SECURITY 0.7%

DG Funding Trust
3.360% due 12/29/2049 (a)	1,568	$16,856

Total Preferred Security (Cost $16,522)		16,856

	Principal Anount (000s)
SHORT-TERM INSTRUMENTS 43.2%

Certificates of Deposit 7.8%

Bank of America N.A.
1.640% due 11/10/2004	$48,300	48,300
Citibank New York N.A.
1.640% due 11/08/2004	1,600	1,600
1.600% due 11/12/2004	40,200	40,200
1.650% due 11/19/2004	200	200
1.660% due 11/23/2004	300	300
1.710% due 11/29/2004	500	500
1.750% due 12/07/2004	6,800	6,776
1.805% due 12/10/2004	20,000	19,927
1.920% due 12/29/2004	4,400	4,379
Wells Fargo Bank N.A.
1.600% due 10/04/2004	48,400	48,400
1.610% due 10/05/2004	500	500
1.650% due 10/07/2004	24,400	24,400

		195,482

Commercial Paper 30.2%

Altria Group, Inc.
1.800% due 10/29/2004	3,400	3,400
Fannie Mae
1.431% due 10/06/2004	1,800	1,800
1.455% due 10/06/2004	17,000	16,997
1.530% due 10/20/2004	23,200	23,181
1.537% due 10/20/2004	24,100	24,081
1.559% due 10/27/2004	14,500	14,483
1.180% due 11/01/2004	41,500	41,444
1.690% due 11/08/2004	24,600	24,556
1.578% due 11/17/2004	24,700	24,648
1.579% due 11/17/2004	24,900	24,847
1.625% due 11/17/2004	15,600	15,567
1.594% due 12/01/2004	24,800	24,722
1.731% due 12/08/2004	24,500	24,413
1.739% due 12/08/2004	24,400	24,313
1.760% due 12/08/2004	49,300	49,125
1.780% due 12/15/2004	49,000	48,807
Federal Home Loan Bank
1.650% due 10/07/2004	141,200	141,161
1.740% due 10/20/2004	7,300	7,293
1.653% due 11/24/2004	60,500	60,338
Ford Motor Credit Co.
2.520% due 04/07/2005	12,800	12,659
Freddie Mac
1.450% due 10/05/2004	39,600	39,594
1.560% due 10/20/2004	15,900	15,887
1.540% due 11/08/2004	14,600	14,576
1.570% due 11/15/2004	7,700	7,685
1.575% due 11/24/2004	24,200	24,143
1.930% due 01/24/2005	30,000	29,811
General Motors Acceptance Corp.
2.404% due 03/22/2005	5,000	4,950
2.495% due 04/04/2005	2,800	2,770
2.436% due 04/05/2005	9,200	9,100
2.535% due 04/05/2005	3,000	2,967

		759,318

	Principal Amount (000s)	Value (000s)
Repurchase Agreement 1.2%
State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $30,325. Repurchase proceeds are $29,728.)	$29,727	$29,727

U.S. Treasury Bills 4.0%

1.554% due 12/02/2004-12/16/2004 (d)(e)(f)	99,650	99,256

Total Short-Term Instruments (Cost $1,083,952)		1,083,783

Total Investments 108.3% (Cost $2,697,316)		$2,718,116

Written Options (h) (0.2%) (Premiums $5,303)		(4,330)

Other Assets and Liabilities (Net) (8.1%)		(202,963)

Net Assets 100.0%		$2,510,823

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $2,990 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(f)	Securities with an aggregate market value of $29,034 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,597	$(16)
Eurodollar September Long Futures	09/2005	897	328
Eurodollar December Long Futures	12/2004	359	(7)
Eurodollar December Long Futures	12/2005	280	186
U.S. Treasury 10-Year Note Long Futures	12/2004	7,022	2,453
U.S. Treasury 30-Year Bond Long Futures	12/2004	358	(154)
U.S. Treasury 5-Year Note Long Futures	12/2004	9	0

			$2,790

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 155

Schedule of Investments (Cont.)

Total Return Fund II

September 30, 2004 (Unaudited)

(g)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	$900	$11
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014	5,100	(63)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014	3,400	(42)

						$(94)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$4,700	$0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	4,600	0

					$0

(h)	Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures		$114.000		11/26/2004	1,598	$1,105	$924
Put - CBOT U.S. Treasury Note December Futures		110.000		11/26/2004	735	532	219
Put - CBOT U.S. Treasury Note December Futures		111.000		11/26/2004	350	124	180

						$1,761	$1,323

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$10,200	$49	$0
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	9,600	391	1,060
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	9,600	391	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.200	%**	11/02/2004	32,300	1,014	1,947
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.700	%*	11/02/2004	52,300	1,697	0

						$3,542	$3,007

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(i)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.000	02/15/2026	$60,200	$68,654	$66,856
U.S. Treasury Bond	6.250	05/15/2030	9,800	11,634	11,323
U.S. Treasury Bond	5.375	02/15/2031	19,100	20,467	20,252
U.S. Treasury Note	3.875	02/15/2013	5,400	5,368	5,355
U.S. Treasury Note	4.750	05/15/2014	12,500	13,125	13,038

				$119,248	$116,824

156  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Schedule of Investments

Total Return Fund III

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.6%

Banking & Finance 2.8%

Export-Import Bank of Korea
7.100% due 03/15/2007	$50	$54
Ford Motor Credit Co.
7.500% due 03/15/2005	400	409
Gemstone Investors Ltd.
7.710% due 10/31/2004	1,700	1,702
General Motors Acceptance Corp.
5.250% due 05/16/2005	1,700	1,731
2.880% due 10/20/2005 (a)	400	403
2.530% due 04/13/2006 (a)	11,700	11,753
Goldman Sachs Group, Inc.
1.980% due 07/23/2009 (a)	7,900	7,922
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)	1,200	1,513
KBC Bank Fund Trust III
9.860% due 11/29/2049 (a)	2,100	2,600
Morgan Stanley Dean Witter Capital I, Inc.
4.750% due 04/01/2014	110	107
Nordbanken AB
8.950% due 11/29/2049	500	603
Pemex Project Funding Master Trust
9.125% due 10/13/2010	65	78
7.375% due 12/15/2014	500	546
Phoenix Quake Wind Ltd.
4.455% due 07/03/2008 (a)	600	622
4.455% due 07/03/2008 (a)	600	622
5.505% due 07/03/2008 (a)	300	308
Premium Asset Trust
1.900% due 10/06/2005 (a)	1,200	1,201
Prudential Holdings LLC
8.695% due 12/18/2023	265	339
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,073
Royal Bank of Scotland PLC
7.648% due 08/31/2049	3,800	4,547
UFJ Finance Aruba AEC
6.750% due 07/15/2013	1,300	1,444
World Financial Properties
6.950% due 09/01/2013	219	245

		39,822

Industrials 1.2%

Continental Airlines, Inc.
6.900% due 01/02/2018	132	128
6.545% due 02/02/2019	84	81
DaimlerChrysler North America Holding Corp.
2.340% due 05/24/2006 (a)	2,100	2,109
El Paso CGP Co.
9.625% due 05/15/2012	3,000	3,157
Qwest Corp.
8.875% due 06/01/2031	300	298
SR Wind Ltd.
6.960% due 05/18/2005 (a)	2,000	2,023
7.460% due 05/18/2005 (a)(k)	1,000	870
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	8,022
United Airlines, Inc.
6.071% due 03/01/2013 (b)	359	298

		16,986

Utilities 0.6%

AEP Texas Central Co.
2.961% due 02/15/2005 (a)	700	700
Reliant Energy Resources Corp.
8.125% due 07/15/2005	500	521
Sprint Capital Corp.
7.900% due 03/15/2005	600	615
6.000% due 01/15/2007	2,000	2,118
6.125% due 11/15/2008	800	864
TXU Corp.
6.375% due 10/01/2004	1,000	1,000
6.375% due 06/15/2006	3,000	3,155
		8,973

Total Corporate Bonds & Notes (Cost $64,276)		65,781

MUNICIPAL BONDS & NOTES 1.4%

Clark County, Nevada General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/01/2032	10,000	10,126
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2003
5.375% due 10/01/2015	3,100	3,497
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2013	1,500	1,712
5.500% due 07/01/2014	1,300	1,490
Lancaster, Pennsylvania School District General Obligation Bonds, (FGIC Insured), Series 2003
5.250% due 05/01/2013	2,000	2,270
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	600	610
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	700	711

Total Municipal Bonds & Notes (Cost $20,195)		20,416

U.S. GOVERNMENT AGENCIES 24.4%

Fannie Mae
4.180% due 03/01/2033 (a)	153	155
5.000% due 10/01/2017-10/14/2034 (d)	195,735	197,405
5.500% due 12/01/2016-10/14/2034 (d)	52,458	53,623
5.841% due 02/01/2031 (a)	13	13
6.000% due 11/01/2013-12/01/2033 (d)	8,579	9,003
6.500% due 01/01/2011-06/25/2044 (d)	3,922	4,141
7.000% due 01/01/2018	10	11
7.500% due 05/01/2011-02/01/2027 (d)	538	575
8.250% due 07/01/2017	8	8
8.500% due 02/01/2007	2	2
9.000% due 07/01/2005-06/01/2025 (d)	2	2
12.500% due 06/01/2015	12	14
Federal Home Loan Bank
3.625% due 10/15/2004	495	495
5.500% due 03/15/2015	51	51
Federal Housing Administration
7.430% due 11/25/2019-01/25/2023 (d)	6,998	7,077
Freddie Mac
3.674% due 08/15/2032 (a)	1,794	1,800
3.681% due 04/01/2033 (a)	170	173
4.050% due 12/01/2022 (a)	116	121
5.000% due 09/15/2016-09/01/2018 (d)	3,626	3,694
5.500% due 11/01/2032	335	341
6.000% due 02/01/2016-09/01/2016 (d)	763	801
6.500% due 05/01/2016-05/15/2032 (d)	29,135	30,597
7.000% due 11/01/2011-02/15/2027 (d)	5,424	5,703
7.500% due 07/01/2011	49	52
7.813% due 07/01/2030 (a)	72	74
8.000% due 02/01/2006- 01/01/2012 (d)	41	43
Government National Mortgage Association
2.378% due 02/16/2030 (a)	353	357
2.750% due 02/20/2032 (a)	6,390	6,401
3.000% due 05/20/2034 (a)	395	393
3.375% due 06/20/2022-01/20/2026 (a)(d)	1,699	1,713
4.625% due 10/20/2024-12/20/2026 (a)(d)	857	873
4.750% due 09/20/2023-08/20/2027 (a)(d)	871	883
5.000% due 07/15/2033	1,987	1,983
6.000% due 01/15/2032	217	225
7.400% due 12/15/2040	6,894	7,801
10.250% due 02/15/2017	545	593
Small Business Administration
5.130% due 09/01/2023	1,050	1,078
5.520% due 06/01/2024	6,795	7,088
7.449% due 08/01/2010	1,169	1,296

Total U.S. Government Agencies (Cost $343,723)		346,658

U.S. TREASURY OBLIGATIONS 15.5%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	3,467	3,705
3.625% due 01/15/2008	3,048	3,344
3.875% due 01/15/2009	41,231	46,429
4.250% due 01/15/2010	27,019	31,367
3.500% due 01/15/2011	14,365	16,264
3.375% due 01/15/2012	18,347	20,795
3.000% due 07/15/2012	27,390	30,337
U.S. Treasury Bonds
6.000% due 02/15/2026	1,500	1,711
6.250% due 05/15/2030	4,800	5,698
5.375% due 02/15/2031	2,200	2,357
U.S. Treasury Note
2.500% due 09/30/2006	58,900	58,792

Total U.S. Treasury Obligations (Cost $219,065)		220,799

MORTGAGE-BACKED SECURITIES 2.7%

Bank of America Mortgage Securities, Inc.
5.660% due 10/20/2032 (a)	781	793
6.500% due 02/25/2033	916	929
Bear Stearns Adjustable Rate Mortgage Trust
5.297% due 10/25/2032 (a)	196	198
5.376% due 01/25/2033 (a)	1,375	1,391
5.635% due 01/25/2033 (a)	452	453
4.792% due 12/25/2033 (a)	5,325	5,373
Cendant Mortgage Corp.
2.340% due 01/25/2032 (a)	201	201
COMM Mortgage Trust
2.060% due 09/15/2014 (a)	700	701
CS First Boston Mortgage Securities Corp.
6.195% due 12/25/2031	1,280	1,307
GSR Mortgage Loan Trust
7.000% due 07/25/2043	5,280	5,541
Indymac Adjustable Rate Mortgage Trust
6.601% due 01/25/2032 (a)	153	153
Mellon Residential Funding Corp.
2.000% due 06/15/2030 (a)	7,410	7,379
Prime Mortgage Trust
2.240% due 02/25/2034 (a)	2,315	2,317
Residential Accredit Loans, Inc.
6.500% due 12/25/2028	6,136	6,132

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 157

Schedule of Investments (Cont.)

Total Return Fund III

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
Residential Funding Mortgage Securities I, Inc.
5.609% due 09/25/2032 (a)		$281	$281
Sequoia Mortgage Trust
2.111% due 08/20/2032 (a)		3,257	3,232
Structured Asset Mortgage Investments, Inc.
6.491% due 06/25/2029 (a)		320	324
Structured Asset Securities Corp.
6.106% due 02/25/2032 (a)		169	170
Washington Mutual Mortgage Securities Corp.
5.154% due 10/25/2032 (a)		1,184	1,202

Total Mortgage-Backed Securities (Cost $38,169)			38,077

ASSET-BACKED SECURITIES 8.2%

ACE Securities Corp.
2.180% due 06/25/2032 (a)		206	206
Amortizing Residential Collateral Trust
2.100% due 09/25/2030 (a)		190	191
Bear Stearns Asset-Backed Securities, Inc.
2.290% due 07/25/2033 (a)		2,774	2,780
CDC Mortgage Capital Trust
2.130% due 08/25/2032 (a)		564	565
Centex Home Equity
1.940% due 03/25/2034 (a)		4,743	4,746
Citibank Credit Card Issuance Trust
6.900% due 10/15/2007		380	397
6.875% due 11/16/2009		240	265
Countrywide Asset-Backed Certificates
2.080% due 12/25/2031 (a)		1,886	1,888
1.990% due 12/25/2034 (a)		9,500	9,497
Credit-Based Asset Servicing and Securitization
1.950% due 03/25/2034 (a)		6,480	6,483
1.970% due 08/25/2034 (a)		10,584	10,589
Fremont Home Loan Trust
1.890% due 07/25/2034 (a)		3,600	3,598
Home Equity Asset Trust
2.300% due 05/25/2033 (a)		461	464
1.780% due 12/25/2034 (a)		7,449	7,448
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)		497	498
Long Beach Mortgage Loan Trust
2.240% due 03/25/2033 (a)		3,594	3,601
MBNA Master Credit Card Trust USA
7.350% due 07/16/2007		300	306
5.900% due 08/15/2011		300	327
7.800% due 10/15/2012		200	239
Merrill Lynch CLO Pilgrim-3
2.260% due 06/23/2010 (a)		2,755	2,737
Morgan Stanley Warehouse Facilities
1.390% due 07/06/2005 (a)		4,000	3,997
Navistar Financial Corp Owner Trust
2.590% due 03/15/2011		472	464
Park Place Securities, Inc.
1.820% due 10/25/2034 (a)		10,400	10,398
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)		13,403	13,414
Sears Credit Account Master Trust
1.920% due 10/16/2008 (a)		12,900	12,908
1.890% due 08/18/2009 (a)		14,300	14,324
Terwin Mortgage Trust
1.755% due 09/25/2034 (a)(k)		4,119	4,111

Total Asset-Backed Securities (Cost $116,460)			116,441

SOVEREIGN ISSUES 2.7%

Republic of Brazil
2.062% due 04/15/2006 (a)		3,699	3,695
2.062% due 04/15/2006 (a)		192	192
11.500% due 03/12/2008		1,400	1,620
2.125% due 04/15/2009 (a)		3,588	3,523
2.125% due 04/15/2009 (a)		235	231
11.000% due 01/11/2012		600	691
8.000% due 04/15/2014		1,642	1,634
Republic of Chile
5.500% due 01/15/2013		200	209
Republic of Panama
9.625% due 02/08/2011		3,980	4,587
9.375% due 07/23/2012		1,050	1,194
9.375% due 01/16/2023		3,260	3,570
8.875% due 09/30/2027		900	950
Republic of Peru
9.125% due 02/21/2012		1,800	2,025
5.000% due 03/07/2017 (a)		220	204
Russian Federation
5.000% due 03/31/2030 (a)		200	193
United Mexican States
9.875% due 02/01/2010		700	865
8.375% due 01/14/2011		1,130	1,328
6.375% due 01/16/2013		1,420	1,499
8.125% due 12/30/2019		300	345
8.000% due 09/24/2022		400	452
8.300% due 08/15/2031		6,400	7,296
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		26,150	530
0.000% due 06/30/2006 (a)		26,095	646
0.000% due 06/30/2007 (a)		16,950	369

Total Sovereign Issues (Cost $ 33,941)			37,848

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.1%

Halifax Group PLC
7.627% due 12/29/2049 EC	EC	7,800	11,701
KBC Bank Fund Trust III
6.875% due 06/30/2049		3,000	4,179

Total Foreign Currency-Denominated Issues (Cost $11,829)			15,880

	Shares
PREFERRED SECURITY 0.6%

DG Funding Trust
3.360% due 12/29/2049 (a)		797	8,568

Total Preferred Security (Cost $8,398)			8,568

PREFERRED STOCK 0.5%

Centaur Funding Corp.
9.080% due 04/21/2020		125	162
Northern Rock PLC
8.000% due 12/31/2049		260,000	6,505

Total Preferred Stock (Cost $6,716)			6,667

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 53.8%

Certificates of Deposit 6.9%

Bank of America N.A.
1.640% due 11/10/2004		$26,800	26,800
Citibank New York N.A.
1.640% due 11/08/2004		26,800	26,800
1.600% due 11/12/2004		200	200
1.650% due 11/18/2004		100	100
1.660% due 11/23/2004		100	100
1.750% due 12/07/2004		1,000	1,000
1.805% due 12/10/2004		14,200	14,200
Wells Fargo Bank N.A.
1.600% due 10/04/2004		27,200	27,200
1.610% due 10/05/2004		1,000	1,000

			97,400

Commercial Paper 36.8%

Bank of Ireland
1.785% due 12/09/2004		39,000	38,860
1.840% due 12/17/2004		3,800	3,785
Barclays U.S. Funding Corp.
1.855% due 12/16/2004		1,400	1,394
CDC Commercial Corp.
1.670% due 11/23/2004		20,400	20,350
Danske Corp.
1.580% due 10/29/2004		6,200	6,192
1.645% due 11/19/2004		2,100	2,095
1.765% due 12/09/2004		34,000	33,878
1.785% due 12/16/2004		300	299
1.845% due 12/20/2004		300	299
Fannie Mae
1.010% due 10/01/2004		8,200	8,200
1.455% due 10/06/2004		19,800	19,796
1.559% due 10/27/2004		7,700	7,691
1.180% due 11/01/2004		20,300	20,272
1.690% due 11/08/2004		9,900	9,882
1.578% due 11/17/2004		700	699
1.660% due 11/24/2004		5,400	5,386
1.594% due 12/01/2004		13,700	13,657
1.687% due 12/01/2004		17,600	17,544
1.731% due 12/08/2004		13,500	13,452
1.760% due 12/08/2004		28,300	28,200
1.780% due 12/15/2004		28,400	28,288
Federal Home Loan Bank
1.740% due 10/20/2004		5,300	5,295
1.595% due 11/12/2004		9,600	9,582
Ford Motor Credit Co.
2.520% due 04/07/2005		7,400	7,319
Freddie Mac
1.500% due 10/19/2004		200	200
1.545% due 11/10/2004		7,300	7,287
1.537% due 11/12/2004		13,700	13,675
1.545% due 11/12/2004		3,600	3,593
1.570% due 11/15/2004		13,700	13,673
1.579% due 11/22/2004		13,700	13,669
1.771% due 12/14/2004		13,300	13,248
HBOS Treasury Services PLC
1.320% due 10/01/2004		1,000	1,000
1.635% due 11/09/2004		5,000	4,991
1.715% due 11/30/2004		8,600	8,573
1.720% due 12/01/2004		600	598
1.780% due 12/07/2004		15,900	15,844
Royal Bank of Scotland PLC
1.690% due 11/29/2004		36,400	36,299
1.835% due 12/20/2004		1,900	1,892
Shell Finance (UK) PLC
1.685% due 11/24/2004		10,600	10,573
Stadshypoket Delaware, Inc.
1.850% due 12/20/2004		17,700	17,625
UBS Finance, Inc.
1.665% due 11/23/2004		2,300	2,294
1.675% due 11/24/2004		9,000	8,977
1.690% due 11/29/2004		23,600	23,535
1.850% due 12/21/2004		100	100
1.835% due 12/22/2004		7,900	7,866
Wells Fargo Bank N.A.
1.780% due 11/12/2004		14,400	14,400

			522,327

158  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Repurchase Agreement 0.8%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $12,234. Repurchase proceeds are $11,991.)	$11,991	$11,991

U.S. Treasury Bills 9.3%

1.507% due 11/04/2004- 12/16/2004 (d)(e)(f)	132,705	132,354

Total Short-Term Instruments (Cost $764,154)		764,072

Total Investments 115.5% (Cost $1,626,926)		$1,641,207

Written Options (h) (0.2%) (Premiums $3,031)		(2,188)
Other Assets and Liabilities (Net) (15.3%)		(218,585)

Net Assets 100.0%		$1,420,434

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $1,247 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(f)	Securities with an aggregate market value of $9,113 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	498	$32
Eurodollar September Long Futures	09/2005	687	178
Eurodollar December Long Futures	12/2004	205	(4)
Eurodollar December Long Futures	12/2005	141	169
Euribor Written Put Options Strike @ 97.000	12/2004	47	48
Euro-Bobl 5-Year Note Long Futures	12/2004	310	223
Euro-Bund 10-Year Note Long Futures	12/2004	850	(226)
Government of Japan 10-Year Note Long Futures	12/2004	16	213
U.S. Treasury 10-Year Note Long Futures	12/2004	1,554	1,212
U.S. Treasury 30-Year Bond Long Futures	12/2004	112	(77)
U.S. Treasury 5-Year Note Long Futures	12/2004	281	11
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	85	32

			$1,811

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 159

Schedule of Investments (Cont.)

Total Return Fund III

September 30, 2004 (Unaudited)

(g)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP	3,900	$(36)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		6,300	(171)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		3,300	(2)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		600	(3)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		11,700	(175)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		800	(10)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		6,900	(56)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2017		1,300	(8)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		600	(10)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,700	(50)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017	EC	7,400	249
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/21/2007		35,400	432
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017		1,000	34
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032		21,200	788
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		14,000	350
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		20,100	384
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		900	18
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	258,000	(39)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(41)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		660,000	(158)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,000,000	(305)
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2009		11,900	504
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		500	4
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2009		98,000	2,391
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		2,900	(36)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		2,000	(25)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		85,000	2,023

							$6,052

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$200	$1
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	400	3
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	5,000	4
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	10,000	15
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	600	2
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.100%	06/20/2005	600	3

						$28

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$2,500	$ 0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	2,500	0

					$ 0

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/26/2004	906	$626	$524
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	416	301	124
Put - CBOT U.S. Treasury Note December Futures	111.000	11/26/2004	202	71	104

				$998	$752

160  PIMCO Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$5,700	$28	$0
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	4,600	187	508
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	4,600	187	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.200	%**	11/02/2004	15,400	484	928
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.700	%*	11/02/2004	35,400	1,147	0

						$2,033	$1,436

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(i)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.000	02/15/2026	$6,720	$7,664	$7,463
U.S. Treasury Bond	6.250	05/15/2030	15,400	18,283	17,793
U.S. Treasury Bond	5.375	02/15/2031	9,700	10,394	10,289
U.S. Treasury Note	3.875	02/15/2013	3,100	3,081	3,074
U.S. Treasury Note	4.750	05/15/2014	7,000	7,350	7,301

				$46,772	$45,920

(j)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	793	10/2004	$23	$0	$23
Buy		830	11/2004	15	0	15
Buy		900	12/2004	8	0	8
Buy	CP	230,579	11/2004	18	0	18
Buy		181,806	12/2004	2	0	2
Sell	EC	18,665	10/2004	0	(463)	(463)
Buy	H$	2,142	10/2004	0	(1)	(1)
Buy		2,172	11/2004	0	0	0
Buy		2,332	12/2004	0	0	0
Buy	JY	2,797,702	10/2004	120	0	120
Buy	KW	319,275	10/2004	3	0	3
Buy		325,245	11/2004	2	0	2
Buy		354,000	12/2004	0	(2)	(2)
Buy	MP	2,951	11/2004	1	0	1
Buy		3,363	12/2004	2	0	2
Buy	PN	955	11/2004	4	0	4
Buy		1,044	12/2004	2	0	2
Buy	PZ	1,005	11/2004	3	0	3
Buy		1,010	12/2004	3	0	3
Buy	RP	20,666	12/2004	0	(4)	(4)
Buy	RR	7,826	10/2004	2	0	2
Buy		7,963	11/2004	3	0	3
Buy		9,143	12/2004	1	0	1
Buy	S$	464	10/2004	5	0	5
Buy		472	11/2004	4	0	4
Buy		511	12/2004	1	0	1
Buy	SV	9,045	11/2004	5	0	5
Buy		10,029	12/2004	3	0	3
Buy	T$	9,250	11/2004	1	0	1
Buy		9,963	12/2004	0	(1)	(1)

				$231	$(471)	$(240)

(k)	The aggregate value of fair valued securities is $4,981, which is 0.35% of net assets, which have not been valued utilizing an independent quote and pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 161

Schedule of Investments

Total Return Mortgage Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 91.9%

Fannie Mae
0.000% due 07/25/2022 (a)	$71	$60
1.910% due 08/25/2023 (b)	163	163
2.190% due 11/25/2032 (b)	362	364
2.211% due 04/18/2028 (b)	21	21
2.251% due 07/01/2011 (b)	2,254	2,267
2.672% due 05/01/2033 (b)	4,440	4,574
2.843% due 04/25/2023 (b)	9	10
2.865% due 07/01/2011 (b)	938	942
2.970% due 10/01/2011 (b)	932	916
3.913% due 10/01/2028 (b)	21	22
3.946% due 04/01/2007	1,628	1,559
5.000% due 09/01/2018-03/01/2034 (d)	64,849	65,498
5.171% due 11/01/2018 (b)	7	7
5.430% due 05/01/2023 (b)	52	53
5.500% due 05/01/2006-11/15/2034 (d)	62,973	63,794
5.558% due 08/01/2026 (b)	6	6
5.750% due 01/01/2021 (b)	28	29
6.000% due 11/15/2034	2,000	2,061
6.500% due 11/25/2022-08/01/2032 (d)	2,897	2,981
7.000% due 09/25/2023	7	8
7.500% due 06/01/2030-08/01/2031 (d)	903	968
7.750% due 08/25/2022	45	49
9.000% due 01/01/2020	53	60
Federal Housing Administration
5.022% due 10/25/2022	1,364	1,380
7.430% due 06/01/2019- 06/01/2022 (d)	1,675	1,694
Freddie Mac
2.958% due 02/01/2018 (b)	106	106
3.500% due 12/15/2022	4	4
4.500% due 03/15/2021	7	7
5.000% due 06/01/2034-10/14/2034 (d)	13,739	13,606
5.500% due 12/01/2017-10/14/2034 (d)	9,572	9,869
5.900% due 11/01/2028 (b)	19	19
6.000% due 06/15/2008	71	71
6.036% due 05/01/2032 (b)	166	167
6.086% due 08/01/2025 (b)	29	30
6.500% due 12/15/2023-03/15/2024 (d)	132	137
6.673% due 07/01/2030 (b)	91	94
8.000% due 06/15/2026	66	70
Government National Mortgage Association
1.978% due 02/16/2032 (b)	1,808	1,809
2.028% due 08/16/2032 (b)	3,234	3,239
3.375% due 02/20/2017- 03/20/2027 (b)(d)	94	95
3.500% due 02/20/2018 (b)	18	18
4.000% due 03/20/2016- 03/20/2018 (b)(d)	185	189
4.625% due 12/20/2021-11/20/2023 (b)(d)	52	53
4.750% due 07/20/2022-08/20/2026 (b)(d)	131	133
5.000% due 07/15/2033	259	258
5.500% due 03/15/2033-10/21/2034 (b)(d)	22,305	22,723
7.500% due 05/15/2027-08/15/2027 (b)(d)	12	13

Total U.S. Government Agencies (Cost $201,884)		202,196

MORTGAGE-BACKED SECURITIES 11.2%

Ameriquest Mortgage Securities, Inc.
2.320% due 02/25/2034 (b)	1,561	1,556
Bank of America Mortgage Securities, Inc.
5.667% due 10/20/2032 (b)	238	241
Bank of America Structural Security Trust
2.250% due 10/11/2033 (b)	1,000	1,002
Banktrust Mortgage Trust
5.700% due 12/01/2023 (j)	331	277
Bear Stearns Commercial Mortgage Securities, Inc.
1.977% due 05/14/2016 (b)	2,000	2,000
Chevy Chase Funding LLC
1.372% due 01/25/2035 (b)	1,881	1,852
CS First Boston Mortgage Securities Corp.
2.590% due 11/25/2031 (b)	148	147
1.666% due 03/25/2032 (b)	472	467
1.727% due 03/25/2032 (b)	450	451
3.590% due 03/25/2033 (b)	169	169
1.886% due 08/25/2033 (b)	1,006	1,002
Indymac Index Mortgage Loan Trust
1.970% due 09/25/2034 (b)	2,987	2,985
Lehman Brothers Floating Rate Commercial Mortgage Trust
3.437% due 11/19/2012 (b)	781	782
Mellon Residential Funding Corp.
2.768% due 07/25/2029 (b)	70	70
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	124	126
Prime Mortgage Trust
5.000% due 02/25/2034 (b)	1,849	1,802
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,732	1,840
Sequoia Mortgage Trust
2.161% due 10/19/2026 (b)	1,924	1,924
2.191% due 10/20/2027 (b)	761	763
2.151% due 05/20/2032 (b)	636	635
2.111% due 08/20/2032 (b)	708	703
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (b)	1,135	1,131
Structured Asset Securities Corp.
6.250% due 04/25/2017	424	429
2.140% due 10/25/2027 (b)	922	923
2.320% due 03/25/2031 (b)	49	50
2.490% due 08/25/2032 (b)	427	413
2.130% due 01/25/2033 (b)	196	196
2.340% due 11/25/2033 (b)	589	585
Superannuation Members Home Loans Global Fund
2.135% due 06/15/2026 (b)	47	47
Washington Mutual Mortgage Securities Corp.
5.530% due 07/25/2032 (b)	164	165

Total Mortgage-Backed Securities (Cost $24,927)		24,733

ASSET-BACKED SECURITIES 13.3%

ACE Securities Corp.
2.180% due 06/25/2032 (b)	114	115
Ameriquest Mortgage Securities, Inc.
5.000% due 02/25/2006 (c)	47,081	2,093
2.150% due 05/25/2032 (b)	93	93
2.250% due 03/25/2033 (b)	601	602
Amortizing Residential Collateral Trust
2.190% due 10/25/2031 (b)	96	96
2.130% due 07/25/2032 (b)	331	331
Bear Stearns Asset Backed Securities, Inc.
2.130% due 10/25/2034 (b)	2,000	2,000
CDC Mortgage Capital Trust
2.130% due 08/25/2032 (b)	180	180
Centex Home Equity Loan Trust
2.140% due 01/25/2032 (b)	144	144
2.100% due 04/25/2032 (b)	219	219
2.120% due 03/25/2033 (b)	885	886
Chase Funding Loan Acquisition Trust
2.080% due 04/25/2031 (b)	93	93
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (b)	530	530
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,931
Countrywide Asset-Backed Certificates
1.400% due 11/25/2023 (b)	1,462	1,463
2.100% due 05/25/2032 (b)	111	112
Credit-Based Asset Servicing and Securitization
2.160% due 06/25/2032 (b)	288	288
CS First Boston Mortgage Securities Corp.
2.280% due 08/25/2032 (b)	438	439
EMC Mortgage Loan Trust
2.590% due 08/25/2040 (b)	957	965
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (b)	1,693	1,697
Fremont Home Loan Trust
2.180% due 02/25/2033 (b)	1,133	1,135
Home Equity Asset Trust
2.140% due 11/25/2032 (b)	175	175
Household Mortgage Loan Trust
2.111% due 05/20/2032 (b)	261	262
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (b)	174	174
Long Beach Mortgage Loan Trust
2.160% due 05/25/2032 (b)	289	289
MLCC Mortgage Investors, Inc.
2.140% due 03/15/2025 (b)	109	109
MMCA Automobile Trust
3.670% due 07/17/2006 (b)	382	383
Morgan Stanley Dean Witter Capital I, Inc.
2.210% due 07/25/2030 (b)	40	40
2.170% due 07/25/2032 (b)	268	269
2.260% due 11/25/2032 (b)	661	663
Quest Trust
1.851% due 06/25/2034 (b)	1,712	1,713
Renaissance Home Equity Loan Trust
2.220% due 12/25/2032 (b)	835	833
2.280% due 08/25/2033 (b)	1,931	1,936
Residential Asset Mortgage Products, Inc.
1.641% due 04/25/2034 (b)	1,375	1,382
Sears Credit Account Master Trust
1.860% due 02/18/2009 (b)	2,000	2,001
Specialty Underwriting & Residential Finance
2.180% due 01/25/2034 (b)	1,348	1,350
Structured Asset Investment Loan Trust
1.970% due 07/25/2033 (b)	126	126
Structured Asset Securities Corp.
1.940% due 04/25/2033 (b)	138	138
Terwin Mortgage Trust
2.420% due 09/25/2033 (b)	407	407
1.960% due 03/25/2035 (b)	1,555	1,556

Total Asset-Backed Securities (Cost $29,353)		29,218

SHORT-TERM INSTRUMENTS 39.9%

Commercial Paper 39.2%
ABN AMRO North America
1.945% due 01/31/2005	6,000	5,960
Anz (Delaware), Inc.
1.640% due 11/18/2004	1,800	1,796
ASB Bank Ltd.
1.850% due 12/15/2004	400	398
Bank of Ireland
1.590% due 10/18/2004	5,900	5,896
Barclays U.S. Funding Corp.
1.750% due 11/15/2004	2,800	2,794
1.800% due 12/08/2004	2,200	2,192

162  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
CBA (de) Finance
1.565% due 10/25/2004	$5,700	$5,694
1.890% due 12/29/2004	500	498
Danske Corp.
1.480% due 10/06/2004	300	300
1.520% due 10/18/2004	3,300	3,298
1.580% due 10/29/2004	1,400	1,398
1.655% due 11/22/2004	100	100
1.685% due 11/29/2004	900	897
1.785% due 12/16/2004	100	100
Den Norske Bank ASA
1.725% due 12/03/2004	1,300	1,296
1.840% due 12/23/2004	200	199
1.950% due 01/27/2005	700	695
Dexia Delaware LLC
1.560% due 10/25/2004	5,700	5,694
1.830% due 12/20/2004	800	797
Fannie Mae
1.625% due 11/17/2004	1,800	1,796
1.660% due 11/24/2004	2,200	2,194
1.800% due 11/29/2004	500	498
1.819% due 12/22/2004	1,400	1,394
Federal Home Loan Bank
1.749% due 12/10/2004	200	199
ForeningsSparbanken AB
1.785% due 12/07/2004	300	299
General Electric Capital Corp.
1.800% due 12/16/2004	3,800	3,785
HBOS Treasury Services PLC
1.640% due 10/26/2004	400	400
1.655% due 11/18/2004	300	299
1.820% due 12/14/2004	3,700	3,686
ING U.S. Funding LLC
1.790% due 12/10/2004	6,000	5,978
Royal Bank of Scotland PLC
1.540% due 10/19/2004	400	400
1.555% due 10/25/2004	5,700	5,694
1.630% due 10/25/2004	200	200
1.600% due 10/29/2004	100	100
1.630% due 11/03/2004	100	100
Spintab AB
1.615% due 11/01/2004	500	499
1.710% due 12/03/2004	600	598
1.960% due 01/26/2005	300	298
Stadshypoket Delaware, Inc.
1.610% due 11/09/2004	1,800	1,797
Svenska Handelsbanken, Inc.
1.615% due 10/29/2004	3,800	3,795
1.685% due 11/22/2004	2,700	2,693
UBS Finance, Inc.
1.665% due 11/23/2004	5,900	5,886
1.690% due 11/29/2004	600	598
1.940% due 01/25/2005	100	99
Westpac Trust Securities NZ Ltd.
1.665% due 11/23/2004	100	100
1.690% due 11/26/2004	2,800	2,793

		86,180

Repurchase Agreement 0.2%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.875% due 02/15/2005 valued at $591. Repurchase proceeds are $577.)	$577	$577

U.S. Treasury Bills 0.5%
1.346% due 12/16/2004 (e)(f)	1,060	1,056

Total Short-Term Instruments (Cost $87,818)		87,813

Total Investments 156.3% (Cost $343,982)		$343,960

Written Options (h) (0.1%) (Premiums $352)		(186)

Other Assets and Liabilities (Net) (56.2%)		(123,736)

Net Assets 100.0%		$220,038

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Variable rate security.
(c)	Interest only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $747 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(f)	Securities with an aggregate market value of $309 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note Long Futures	12/2004	20	$14

See accompanying notes | 09.30.04 | PIMCO Funds Semi-Annual Report 163

Schedule of Investments (Cont.)

Total Return Mortgage Fund

September 30, 2004 (Unaudited)

(g)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2006	$39,400	$97
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	1,600	15
Lehman Brothers, Inc.	3-month LIBOR with 6.940% interest rate cap	Receive	Premium amount of $119	07/01/2011	3,000	(66)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	9,500	99
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Receive Interest and Paydown	Initial exchange amount of $900	09/18/2027	3,000	(16)

						$129

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage- Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$3,100	$0

(h)	Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures		$115.000		11/26/2004	140	$63	$46

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$10,000	$168	$116
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	10,000	121	24

						$289	$140

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(i)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	11/15/2034	$4,000	$3,939	$3,938
Fannie Mae	6.000	11/15/2034	4,000	4,122	4,121

				$8,061	$8,059

(j)	The aggregate value of fair valued securities is $277, which is 0.13% of net assets, which have not been valued utilizing an independent quote and pursuant to guidelines established by the Board of Trustees.

164  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Notes to Financial Statements

September 30, 2004 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds, 30 of which are presented herein (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2004. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the Funds excluding the All Asset All Authority, All Asset, CommodityRealReturn Strategy, European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, Real Return Asset, RealEstateRealReturn Strategy, StocksPLUS Total Return and StocksPLUS TR Short Strategy Funds . Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Convertible, European Convertible and StocksPLUS Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of Convertible, European Convertible and StocksPLUS Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

09.30.04 | PIMCO Funds Semi-Annual Report 165

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Convertible, European Convertible and StocksPLUS Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible, European Convertible and StocksPLUS Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

A$	- Australian Dollar	JY	- Japanese Yen
BF	- Belgian Franc	MP	- Mexican Peso
BR	- Brazilian Real	N$	- New Zealand Dollar
BP	- British Pound	PN	- Peruvian New Sol
C$	- Canadian Dollar	PZ	- Polish Zloty
CP	- Chilean Peso	RR	- Russian Ruble
CY	- Chinese Yuan Renminbi	S$	- Singapore Dollar
DK	- Danish Krone	SV	- Slovakian Koruna
DG	- Dutch Guilder	KW	- South Korean Won
EC	- Euro	SK	- Swedish Krona
DM	- German Mark	SF	- Swiss Franc
H$	- Hong Kong Dollar	T$	- Taiwan Dollar
RP	- Indian Rupee

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not

166  PIMCO Funds Semi-Annual Report   |  09.30.04

considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require an adjustment in an amount equal to the accrued interest to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

09.30.04 | PIMCO Funds Semi-Annual Report 167

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There were no reclassifications to any period presented as a result of this change to the California Municipal Bond, European Convertible, Money Market, Municipal Bond, New York Municipal Bond, Real Return II, and Short Duration Municipal Bond Funds. There is no effect on the Funds’ net asset value, either in total or per share, or their total increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all other funds in Statements of Operations and Statements of Changes in Net Assets is as follows:

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
California Intermediate Municipal Bond Fund
Net Investment Income Increase	$0	$1,551	$0	$0	$0	$0

Net Realized Gain/Loss (Decrease)	0	(1,551)	0	0	0	0

Net Change in Unrealized Gain/Loss Increase	0	0	0	0	0	0

Convertible Fund
Net Investment Income (Decrease)	$(2,896)	$0	$0	$0	$0	$0

Net Realized Gain/Loss (Decrease)	(2,927)	0	0	0	0	0

Net Change in Unrealized Gain/Loss Increase	5,823	0	0	0	0	0

168  PIMCO Funds Semi-Annual Report   |  09.30.04

	09/30/2004	03/31/2004		03/31/2003		03/31/2002		03/31/2001		03/31/2000
Diversified Income Fund

Net Investment Income (Decrease)	$(849,249)		$(445,118)	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase	1,073,112		84,383		N/A		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase (Decrease)	(223,863)		360,735		N/A		N/A		N/A		N/A

Emerging Markets Bond Fund

Net Investment Income (Decrease)	$(2,957,617)		$(3,871,084)		$(1,912,593)		$(116,575)		$0		$0
Net Realized Gain/Loss Increase	2,956,875		3,007,872		1,629,534		40,725		0		0

Net Change in Unrealized Gain/Loss Increase	742		863,212		283,059		75,850		0		0

Floating Income Fund

Net Investment Income (Decrease)	$(9,534)	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase	3,315		N/A		N/A		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase	6,219		N/A		N/A		N/A		N/A		N/A

Foreign Bond Fund (Unhedged)

Net Investment Income Increase	$7,024	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase	0		N/A		N/A		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss (Decrease)	(7,024)		N/A		N/A		N/A		N/A		N/A

Foreign Bond Fund (U.S. Dollar-Hedged)

Net Investment Income Increase (Decrease)	$1,900,571		$5,010,083		$6,579,146		$(26,594)		$0		$(367,757)
Net Realized Gain/Loss Increase (Decrease)	(3,986,167)		(3,477,547)		(4,715,071)		(523,001)		14,460		(20,248)

Net Change in Unrealized Gain/Loss Increase (Decrease)	2,085,596		(1,532,536)		(1,864,075)		549,595		(14,460)		388,005

Global Bond Fund (Unhedged)

Net Investment Income Increase (Decrease)	$1,633,586		$3,263,584		$2,639,632		$527,013		$0		$(108,648)
Net Realized Gain/Loss Increase (Decrease)	(2,220,846)		(2,651,871)		(2,001,838)		(202,982)		(5,095)		113,743

Net Change in Unrealized Gain/Loss Increase (Decrease)	587,260		(611,713)		(637,794)		(324,031)		5,095		(5,095)

Global Bond Fund (U.S. Dollar-Hedged)

Net Investment Income Increase (Decrease)	$132,270		$391,892		$380,051		$99,733		$0		$(12,130)
Net Realized Gain/Loss Increase (Decrease)	(135,481)		(432,221)		(305,318)		(94,813)		(1,186)		13,316

Net Change in Unrealized Gain/Loss Increase (Decrease)	3,211		40,329		(74,733)		(4,920)		1,186		(1,186)

GNMA Fund

Net Investment Income Increase (Decrease)	$(2,746)		$56		$0		$0		$0		$0
Net Realized Gain/Loss (Decrease)	(8,224)		0		0		0		0		0

Net Change in Unrealized Gain/Loss Increase (Decrease)	10,970		(56)		0		0		0		0

High Yield Fund

Net Investment Income (Decrease)	$(3,331,331)		$(7,096,458)		$(8,071,764)		$(470,548)		$(324,748)		$0
Net Realized Gain/Loss Increase	3,481,185		7,070,950		7,439,240		234,562		324,748		0

Net Change in Unrealized Gain/Loss Increase (Decrease)	(149,854)		25,508		632,524		235,986		0		0

Investment Grade Corporate Bond Fund

Net Investment Income Increase (Decrease)	$2,911		$7,371		$5,054		$(5,181)		$(28)	$	N/A
Net Realized Gain/Loss Increase (Decrease)	13,959,814		(13,970,442)		1,322		1,214		28		N/A

Net Change in Unrealized Gain/Loss Increase (Decrease)	(13,962,725)		13,963,071		(6,376)		3,967		0		N/A

Long-Term U.S. Government Fund

Net Investment Income Increase (Decrease)	$0		$(11,032)		$136,053		$231,940		$128,737		$(107,677)
Net Realized Gain/Loss Increase (Decrease)	0		11,032		(238,048)		(129,945)		(595,637)		574,577

Net Change in Unrealized Gain/Loss Increase (Decrease)	0		0		101,995		(101,995)		466,900		(466,900)

09.30.04 | PIMCO Funds Semi-Annual Report 169

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Low Duration Fund

Net Investment Income Increase (Decrease)	$(323,604)	$19,138	$(1,143,212)	$(1,726,033)	$0	$52,791
Net Realized Gain/Loss Increase (Decrease)	311,239	(31,283)	1,128,239	1,642,557	(5,525)	(47,266)

Net Change in Unrealized Gain/Loss Increase (Decrease)	12,365	12,145	14,973	83,476	5,525	(5,525)

Low Duration Fund II

Net Investment Income Increase	$(830)	$(14,533)	$(30,360)	$(24,621)	$0	$0
Net Realized Gain/Loss Increase	1,542	15,640	32,604	20,558	0	0

Net Change in Unrealized Gain/Loss Increase (Decrease)	(712)	(1,107)	(2,244)	4,063	0	0

Low Duration Fund III

Net Investment Income Increase (Decrease)	$(956)	$(2,678)	$(25,431)	$(9,514)	$3,240	$0
Net Realized Gain/Loss Increase (Decrease)	588	9,903	17,202	10,184	(3,240)	0

Net Change in Unrealized Gain/Loss Increase (Decrease)	368	(7,225)	8,229	(670)	0	0

Moderate Duration Fund

Net Investment Income Increase (Decrease)	$(125,930)	$(237,341)	$(19,481)	$45,657	$75,895	$29,452
Net Realized Gain/Loss Increase (Decrease)	123,893	165,667	20,823	(44,353)	(139,603)	34,256

Net Change in Unrealized Gain/Loss Increase (Decrease)	2,037	71,674	(1,342)	(1,304)	63,708	(63,708)

Real Return Fund

Net Investment Income Increase (Decrease)	$1,102,521	$440,146	$612,841	$847,622	$(96,952)	$(2,055)
Net Realized Gain/Loss Increase (Decrease)	(1,111,538)	(579,021)	(662,183)	(388,748)	96,952	2,055

Net Change in Unrealized Gain/Loss Increase (Decrease)	9,017	138,875	49,342	(458,874)	0	0

Short-Term Fund

Net Investment Income Increase (Decrease)	$193,188	$0	$1,639,873	$346,749	$(42,727)	$(10,053)
Net Realized Gain/Loss Increase (Decrease)	(601,521)	577,855	(1,564,712)	(83,790)	42,727	10,053

Net Change in Unrealized Gain/Loss Increase (Decrease)	408,333	(577,855)	(75,161)	(262,959)	0	0

StocksPLUS Fund

Net Investment Income Increase (Decrease)	$1,156,490	$(173,813,577)	$96,043,570	$6,345,549	$81,603,156	$(27,214,187)
Net Realized Gain/Loss Increase (Decrease)	(1,092,016)	182,241,802	(102,102,805)	(8,451,684)	(82,694,394)	27,742,066

Net Change in Unrealized Gain/Loss Increase (Decrease)	(64,474)	(8,428,225)	6,059,235	2,106,135	1,091,238	(527,879)

Total Return Fund II

Net Investment Income Increase (Decrease)	$55,005	$0	$(173,747)	$(207,246)	$(482,734)	$196,515
Net Realized Gain/Loss Increase (Decrease)	(60,118)	(15,207)	192,745	184,465	171,467	114,751

Net Change in Unrealized Gain/Loss Increase (Decrease)	5,113	15,207	(18,998)	22,781	311,267	(311,266)

Total Return Fund III

Net Investment Income Increase (Decrease)	$(5,784)	$(168,422)	$(169,172)	$(431,589)	$(138,511)	$277,460
Net Realized Gain/Loss Increase (Decrease)	(10,967)	143,940	217,066	386,545	(440,432)	233,277

Net Change in Unrealized Gain/Loss Increase (Decrease)	16,751	24,482	(47,894)	45,044	578,943	(510,737)

Total Return Mortgage Fund

Net Investment Income (Decrease)	$(127,756)	$(382,218)	$(42,263)	$0	$0	$0
Net Realized Gain/Loss Increase	151,549	363,259	0	0	0	0

Net Change in Unrealized Gain/Loss Increase (Decrease)	(23,793)	18,959	42,263	0	0	0

170  PIMCO Funds Semi-Annual Report   |  09.30.04

Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Financial Highlights is as follows:

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	08/31/1999- 03/31/2000
California Intermediate Municipal Bond Fund

Institutional Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	09/07/1999- 03/31/2000
Administrative Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Convertible Fund

Institutional Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.02)%	0.00%	0.00%	0.00%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	08/01/2000- 03/31/2001
Administrative Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.00%	0.00%	0.00%	0.00%	0.00%

	09/30/2004	07/31/2003- 03/31/2004
Diversified Income Fund

Institutional Class
Net Investment Income (Decrease)	$(0.01)	$(0.02)
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.01	0.02

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.11)%	(0.15)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Emerging Markets Bond Fund

Institutional Class
Net Investment Income (Decrease)	$(0.02)	$(0.04)	$(0.05)	$(0.01)	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.02	0.04	0.05	0.01	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.22)%	(0.36)%	(0.55)%	(0.10)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Administrative Class
Net Investment Income (Decrease)	$(0.02)	$(0.03)	$(0.05)	$(0.01)	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.02	0.03	0.05	0.01	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.22)%	(0.32)%	(0.53)%	(0.08)%	0.00%	0.00%

09.30.04 | PIMCO Funds Semi-Annual Report 171

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

	08/03/2004- 09/30/2004
Floating Income Fund

Institutional Class
Net Investment Income Increase	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.05)%

	08/03/2004- 09/30/2004
Foreign Bond Fund (Unhedged)

Institutional Class
Net Investment Income Increase	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.01%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class
Net Investment Income Increase (Decrease)	$0.01	$0.04	$0.07	$0.00	$0.00	$(0.01)
Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	(0.01)	(0.04)	(0.07)	0.00	0.00	0.01

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.12%	0.33%	0.63%	0.00%	0.00%	(0.06)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Administrative Class
Net Investment Income Increase (Decrease)	$0.01	$0.04	$0.07	$0.00	$0.00	$(0.01)
Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	(0.01)	(0.04)	(0.07)	0.00	0.00	0.01

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.12%	0.34%	0.62%	0.01%	0.00%	(0.06)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000

Global Bond Fund (Unhedged)

Institutional Class
Net Investment Income Increase	$0.02	$0.05	$0.06	$0.01	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	(0.02)	(0.05)	(0.06)	(0.01)	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.18%	0.53%	0.66%	0.16%	0.00%	(0.04)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Administrative Class
Net Investment Income Increase	$0.02	$0.06	$0.06	$0.02	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	(0.02)	(0.06)	(0.06)	(0.02)	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.18%	0.55%	0.62%	0.23%	0.00%	(0.04)%

172  PIMCO Funds Semi-Annual Report   |  09.30.04

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class
Net Investment Income Increase	$0.01	$0.02	$0.04	$0.01	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	(0.01)	(0.02)	(0.04)	(0.01)	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.08%	0.23%	0.39%	0.13%	0.00%	(0.02)%

	09/30/2004	09/30/2003- 03/31/2004
Administrative Class
Net Investment Income Increase	$0.01	$0.01
Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	(0.01)	(0.01)

Ratio of Net Investment Income to Average Net Assets Increase	0.08%	0.08%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
GNMA Fund

Institutional Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
High Yield Fund

Institutional Class
Net Investment Income (Decrease)	$0.00	$(0.01)	$(0.02)	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.01	0.02	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.05)%	(0.10)%	(0.19)%	(0.01)%	(0.01)%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Administrative Class
Net Investment Income (Decrease)	$0.00	$(0.01)	$(0.02)	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.01	0.02	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.05)%	(0.10)%	(0.19)%	(0.01)%	(0.01)%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	04/28/2000- 03/31/2001
Investment Grade Corporate Bond Fund

Institutional Class
Net Investment Income (Decrease)	$0.00	$0.00	$0.00	$(0.01)	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.01	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.01%	0.02%	0.02%	(0.09)%	0.00%

	09/30/2004	03/31/2004	09/30/2002- 03/31/2003
Administrative Class
Net Investment Income Increase	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.01%	0.02%	0.00%

09.30.04 | PIMCO Funds Semi-Annual Report 173

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Long-Term U.S. Government Fund

Institutional Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	0.00%	0.02%	0.04%	0.03%	(0.03)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Administrative Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	0.00%	0.01%	0.05%	0.03%	(0.03)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Low Duration Fund

Institutional Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	0.00%	(0.01)%	(0.01)%	(0.03)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Administrative Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	0.00%	(0.01)%	(0.01)%	(0.04)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Low Duration Fund II

Institutional Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	0.00%	0.00%	(0.01)%	(0.01)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Administrative Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	0.00%	0.00%	(0.01)%	(0.01)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Low Duration Fund III

Institutional Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	0.00%	(0.05)%	(0.02)%	0.01%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Administrative Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	0.00%	(0.05)%	(0.03)%	0.01%	0.00%

174  PIMCO Funds Semi-Annual Report   |  09.30.04

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Moderate Duration Fund

Institutional Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(0.01)%	(0.02)%	0.00%	0.01%	0.02%	0.01%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Real Return Fund

Institutional Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.01%	0.01%	0.01%	0.04%	(0.02)%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	04/28/2000- 03/31/2001
Administrative Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00

Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.01%	0.01%	0.01%	0.04%	(0.02)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Short-Term Fund

Institutional Class
Net Investment Income Increase	$0.00	$0.00	$0.01	$0.00	$0.00	$0.00

Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	0.00	0.00	(0.01)	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	0.01%	0.05%	0.02%	(0.01)%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Administrative Class
Net Investment Income Increase	$0.00	$0.00	$0.01	$0.00	$0.00	$0.00

Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	0.00	0.00	(0.01)	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	0.01%	0.06%	0.03%	(0.01)%	0.00%

09.30.04 | PIMCO Funds Semi-Annual Report 175

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
StocksPLUS Fund

Institutional Class
Net Investment Income Increase (Decrease)	$0.01	$(1.31)	$0.99	$0.05	$0.78	$(0.28)
Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	(0.01)	1.31	(0.99)	(0.05)	(0.78)	0.28

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.05%	(14.01)%	11.88%	0.54%	6.02%	(1.91)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Administrative Class
Net Investment Income Increase (Decrease)	$0.01	$(1.10)	$0.93	$0.08	$0.86	$(0.29)
Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	(0.01)	1.10	(0.93)	(0.08)	(0.86)	0.29

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.09%	(11.97)%	11.53%	0.83%	6.80%	(2.01)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Total Return Fund II

Institutional Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	(0.01)%	(0.01)%	(0.01)%	(0.03)%	0.02%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Administrative Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	(0.01)%	(0.01)%	(0.01)%	(0.03)%	0.02%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Total Return Fund III

Institutional Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	(0.01)%	(0.02)%	(0.05)%	(0.02)%	0.05%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Administrative Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	(0.01)%	(0.02)%	(0.05)%	(0.02)%	0.05%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Total Return Mortgage Fund

Institutional Class
Net Investment Income (Decrease)	$0.00	$(0.01)	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.01	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.04)%	(0.14)%	(0.02)%	0.00%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	12/13/2001- 03/31/2002
Administrative Class
Net Investment Income (Decrease)	$(0.01)	$(0.02)	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.01	0.02	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.06)%	(0.14)%	(0.02)%	0.00%

176  PIMCO Funds Semi-Annual Report   |  09.30.04

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P., and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
	All Classes		Institutional		Admin		A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.25%		0.22%		0.22%		0.40	%(2)	0.35%		N/A
California Municipal Bond Fund	0.25%		0.22%		0.22%		0.40	%(2)	0.35%		N/A
Convertible Fund	0.40%		0.25%		0.25%		N/A		N/A		N/A
Diversified Income Fund	0.45%		0.30%		N/A		0.50	%(2)	0.50	%(2)	N/A
Emerging Markets Bond Fund	0.45%		0.40%		0.40%		0.55%		0.55%		N/A
European Convertible Fund	0.50%		0.25%		N/A		N/A		N/A		N/A
Floating Income Fund	0.30%		0.25%		N/A		0.40%		0.40%		N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%		N/A		0.45%		0.45%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%		0.25%		0.45%		0.45%		0.45%
Global Bond Fund (Unhedged)	0.25%		0.30%		0.30%		N/A		N/A		N/A
Global Bond Fund (U.S. Dollar-Hedged)	0.25%		0.30%		N/A		0.45%		N/A		N/A
GNMA Fund	0.25%		0.25%		N/A		0.40%		0.40%		N/A
High Yield Fund	0.25%		0.25%		0.25%		0.40%		0.40%		0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%		0.25%		0.40%		0.40%		N/A
Long-Term U.S. Government Fund	0.25%		0.25%		0.25%		0.40%		N/A		N/A
Low Duration Fund	0.25%		0.18%		0.18%		0.40%		0.25%		0.40%
Low Duration Fund II	0.25%		0.25%		0.25%		N/A		N/A		N/A
Low Duration Fund III	0.25%		0.25%		0.25%		N/A		N/A		N/A
Moderate Duration Fund	0.25%		0.20%		N/A		N/A		N/A		N/A
Money Market Fund	0.15	%(3)	0.20%		0.20%		0.40	%(1)(2)	N/A		N/A
Municipal Bond Fund	0.25%		0.24%		0.24%		0.40	%(2)	0.35%		N/A
New York Municipal Bond Fund	0.25%		0.22%		N/A		0.40	%(2)	0.35%		N/A
Real Return Fund	0.25%		0.20%		0.20%		0.40%		0.40%		0.40%
Real Return Fund II	0.25%		0.20%		N/A		N/A		N/A		N/A
Short Duration Municipal Income Fund	0.20%		0.19	%(2)	0.19	%(2)	0.40	%(2)	0.35%		N/A
Short-Term Fund	0.25%		0.20%		0.20%		0.40	%(2)	0.25%		0.40%
StocksPLUS Fund	0.40%		0.25%		0.25%		0.40%		0.40%		0.40%
Total Return Fund II	0.25%		0.25%		0.25%		N/A		N/A		N/A
Total Return Fund III	0.25%		0.25%		0.25%		N/A		N/A		N/A
Total Return Mortgage Fund	0.25%		0.25%		0.25%		0.40%		0.40%		N/A

[1]	Effective November 7, 2002 through September 30, 2004, the Administration Fee for the Money Market Fund Class B shares was voluntarily waived by the Administrator.
[2]	Effective October 1, 2004, the Administration Fee for the specific class shares of the noted Funds was reduced by 0.05%.
[3]	Effective October 1, 2004, the Advisory Fee for Money Market Fund was reduced by 0.03%.

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below, except Money Market Fund, are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Holding Period(1)
Floating Income, GNMA, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Real Return, Real Return II, Short Duration Municipal Income, Short-Term,Total Return II, Total Return III and Total Return Mortgage Funds	7 days

California Intermediate Municipal Bond, California Municipal Bond, Convertible, Diversified Income, Emerging Markets Bond, European Convertible, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Municipal Bond, New York Municipal Bond and StocksPLUS Funds	30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

09.30.04 | PIMCO Funds Semi-Annual Report 177

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Distribution and Servicing Fees. PA Distributors LLC (“PAD”) is an indirect wholly-owned subsidiary of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2004.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at effective rates as set forth below

(calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
Money Market Fund	—	0.10
All other Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration, Municipal Bond, Real Return and StocksPLUS Funds	0.50	0.25
Money Market Fund	—	0.10
Short-Term and Short Duration Municipal Income Funds	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2004, PAD received $7,102,189 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

178  PIMCO Funds Semi-Annual Report   |  09.30.04

PIMCO has agreed to waive a portion of the Short-Term Portfolio’s II administrative fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Inst’l Class	Class A	Class C	Class D
Floating Income Fund	0.55%	0.95%	1.70%	0.95%
Foreign Bond Fund (Unhedged)	0.50%	0.95%	1.70%	0.95%
Real Return Fund II	0.45%	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	03/31/2002	03/31/2003	03/31/2004	09/30/2004
Floating Income Fund	$0	$0	$0	$0
Foreign Bond Fund (Unhedged)	0	0	0	0
Real Return Fund II	0	0	0	0

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2004, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$57,087	$55,761
California Municipal Bond Fund	0	0	5,066	4,046
Convertible Fund	0	0	27,985	14,168
Diversified Income Fund	4,485	0	338,910	196,225
Emerging Markets Bond Fund	0	0	3,052,190	3,076,440
European Convertible Fund	0	0	46,347	64,940
Floating Income Fund	4,300	0	32,313	162
Foreign Bond Fund (Unhedged)	10,774	5,989	89,541	47,064
Foreign Bond Fund (U.S. Dollar-Hedged)	2,177,612	2,224,287	1,797,236	1,803,139
Global Bond Fund (Unhedged)	662,499	609,001	645,268	542,231
Global Bond Fund (U.S. Dollar-Hedged)	107,515	67,695	96,422	126,609
GNMA Fund	2,584,996	2,448,788	0	408
High Yield Fund	75,310	5,478	2,289,582	2,825,399
Investment Grade Corporate Bond Fund	319	0	6,524	14,273
Long-Term U.S. Government Fund	780,320	963,581	32,904	69,646
Low Duration Fund	3,675,480	3,158,576	1,463,644	1,239,509
Low Duration Fund II	355,830	373,726	81,583	37,265
Low Duration Fund III	33,087	49,500	19,753	4,368
Moderate Duration Fund	1,123,465	1,019,433	149,604	62,951
Municipal Bond Fund	0	0	137,998	167,448
New York Municipal Bond Fund	0	0	1,718	3,926
Real Return Fund	28,654,122	26,707,489	1,188,169	1,264,566
Real Return Fund II	27,582	28,756	236	0
Short Duration Municipal Income Fund	0	0	274,474	260,433
Short-Term Fund	1,073,391	1,326,567	685,062	488,701
StocksPLUS Fund	626,142	459,977	203,880	92,765
Total Return Fund II	1,965,562	1,314,520	19,678	126,268
Total Return Fund III	1,224,334	957,801	218,138	153,535
Total Return Mortgage Fund	1,351,288	1,375,856	22,656	10,659

09.30.04 | PIMCO Funds Semi-Annual Report 179

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Diversified Income Fund	Emerging Markets Bond Fund	Foreign Bond Fund (Unhedged)(1)	Foreign Bond Fund (U.S. Dollar-Hedged)	Global Bond Fund (Unhedged)
				Premium
Balance at 03/31/2004	$219	$45	$585	$0	$0	$9,019	$3,118
Sales	814	54	146	1,827	35	725	592
Closing Buys	(433)	(51)	(117)	(30)	0	(906)	(78)
Expirations	(185)	(14)	(550)	(1,676)	(2)	(941)	(991)

Balance at 09/30/2004	$415	$34	$64	$121	$33	$7,897	$2,641

	Global Bond Fund (U.S. Dollar-Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II
				Premium
Balance at 03/31/2004	$781	$867	$24,892	$39	$1,896	$4,378	$268
Sales	85	644	649	41	1,100	782	37
Closing Buys	(48)	(592)	(2,683)	(14)	(257)	(4,864)	(111)
Expirations	(180)	0	(5,717)	(49)	(2,099)	0	(180)

Balance at 09/30/2004	$638	$919	$17,141	$17	$640	$296	$14

	Low Duration Fund III	Moderate Duration Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund	Real Return Fund II	Short Duration Municipal Income Fund
				Premium
Balance at 03/31/2004	$65	$219	$767	$47	$16,938	$120	$743
Sales	5	598	2,467	78	0	0	3,364
Closing Buys	(34)	(471)	(1,373)	(60)	0	0	(1,578)
Expirations	(34)	0	(528)	(22)	(455)	0	(775)

Balance at 09/30/2004	$2	$346	$1,333	$43	$16,483	$120	$1,754

	Short-Term Fund	StocksPLUS Fund	Total Return Fund II	Total Return Fund III	Total Return Mortgage Fund
				Premium
Balance at 03/31/2004	$9,437	$1,042	$4,016	$2,855	$578
Sales	42	223	3,038	1,737	143
Closing Buys	(944)	0	(64)	(47)	(369)
Expirations	(6,221)	(1,265)	(1,687)	(1,514)	0

Balance at 09/30/2004	$2,314	$0	$5,303	$3,031	$352

(1)	Period from April 30, 2004 to September 30, 2004

180  PIMCO Funds Semi-Annual Report   |  09.30.04

6. Federal Income Tax Matters

At September 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
California Intermediate Municipal Bond Fund	$4,029	$(837)	$3,192
California Municipal Bond Fund	644	(146)	498
Convertible Fund	881	(580)	301
Diversified Income Fund	20,010	(3,724)	16,286
Emerging Markets Bond Fund	63,674	(2,423)	61,251
European Convertible Fund	3,860	(2,470)	1,390
Floating Income Fund	134	(66)	68
Foreign Bond Fund (Unhedged)	1,094	(46)	1,048
Foreign Bond Fund (U.S. Dollar-Hedged)	154,079	(3,186)	150,893
Global Bond Fund (Unhedged)	42,872	(1,093)	41,779
Global Bond Fund (U.S. Dollar-Hedged)	9,724	(535)	9,189
GNMA Fund	402	(1,619)	(1,217)
High Yield Fund	399,409	(86,365)	313,044
Investment Grade Corporate Bond Fund	550	(142)	408
Long-Term U.S. Government Fund	13,357	(3,489)	9,868
Low Duration Fund	71,391	(44,260)	27,131
Low Duration Fund II	2,384	(574)	1,810
Low Duration Fund III	253	(72)	181
Moderate Duration Fund	15,085	(2,097)	12,988
Money Market Fund	0	0	0
Municipal Bond Fund	14,991	(2,948)	12,043
New York Municipal Bond Fund	537	(69)	468
Real Return Fund	436,914	(14,369)	422,545
Real Return Fund II	2,823	0	2,823
Short Duration Municipal Income Fund	4,464	(1,599)	2,865
Short-Term Fund	11,747	(8,794)	2,953
StocksPLUS Fund	5,517	(1,812)	3,705
Total Return Fund II	27,055	(6,255)	20,800
Total Return Fund III	15,495	(1,214)	14,281
Total Return Mortgage Fund	701	(723)	(22)

09.30.04 | PIMCO Funds Semi-Annual Report 181

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Municipal Bond Fund				Convertible Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	909	$9,128	1,959	$19,973	105	$1,063	142	$1,446	1,945	$22,755	2,902	$34,186
Administrative Class	0	0	16	165	0	0	0	0	30	368	84	1,032
Other Classes	954	9,578	1,988	20,227	92	928	228	2,341	0	0	0	0
Issued as reinvestment of distributions

Institutional Class	131	1,310	272	2,761	21	217	43	440	16	184	73	836
Administrative Class	4	39	8	82	0	0	0	0	0	0	0	2
Other Classes	59	595	131	1,320	4	46	12	128	0	0	0	0
Cost of shares redeemed

Institutional Class	(1,007)	(10,073)	(3,808)	(38,646)	(11)	(110)	(45)	(456)	(478)	(5,593)	(3,060)	(36,058)
Administrative Class	(6)	(65)	(167)	(1,701)	0	0	0	0	(106)	(1,275)	(8)	(94)
Other Classes	(926)	(9,269)	(3,345)	(33,702)	(89)	(897)	(313)	(3,248)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	118	$1,243	(2,946)	$(29,521)	122	$1,247	67	$651	1,407	$16,439	(9)	$(96)

	Diversified Income Fund				Emerging Markets Bond Fund				European Convertible Fund
	Six Months Ended 09/30/2004		Period from 07/31/2003 to 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	17,157	$180,217	63,404	$675,042	46,370	$463,359	85,898	$924,593	4,342	$52,807	11,935	$144,423
Administrative Class	0	0	0	0	1,223	12,282	5,557	59,232	0	0	0	0
Other Classes	3,670	38,599	6,816	72,857	11,577	118,708	74,290	800,884	0	0	0	0
Issued as reinvestment of distributions

Institutional Class	1,369	14,426	659	7,059	1,744	17,852	6,917	72,695	84	1,015	142	1,736
Administrative Class	0	0	0	0	28	290	242	2,558	0	0	0	0
Other Classes	117	1,238	38	399	864	8,781	5,308	55,667	0	0	0	0
Cost of shares redeemed

Institutional Class	(7,906)	(82,606)	(1,668)	(17,789)	(28,374)	(287,211)	(64,527)	(694,194)	(4,514)	(55,030)	(4,007)	(48,715)
Administrative Class	0	0	0	0	(529)	(5,269)	(8,014)	(86,855)	0	0	0	0
Other Classes	(2,242)	(23,047)	(336)	(3,628)	(20,370)	(203,338)	(44,782)	(482,129)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	12,165	$128,827	68,913	$733,940	12,533	$125,454	60,889	$652,451	(88)	$(1,208)	8,070	$97,444

09.30.04 | PIMCO Funds Semi-Annual Report 182

	Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)				Global Bond Fund (Unhedged)
	Period from 07/30/2004 to 09/30/2004		Period from 04/30/2004 to 09/30/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	744	$7,470	7,491	$75,533	15,842	$165,704	41,670	$442,032	16,225	$164,842	59,844	$621,401
Administrative Class	0	0	0	0	1,979	20,644	7,594	80,856	1,077	10,894	6,026	63,174
Other Classes	4,384	44,068	2,371	24,090	13,309	139,113	43,042	457,803	0	0	0	0
Issued as reinvestment of distributions

Institutional Class	1	14	26	263	1,045	10,942	4,043	42,422	799	8,134	5,335	54,279
Administrative Class	0	0	0	0	39	407	164	1,724	42	424	399	4,059
Other Classes	3	30	1	19	490	5,130	1,996	20,912	0	0	0	0
Cost of shares redeemed

Institutional Class	(299)	(3,016)	(351)	(3,563)	(19,108)	(199,949)	(30,270)	(320,183)	(15,267)	(155,015)	(31,005)	(321,125)
Administrative Class	0	0	0	0	(2,038)	(21,290)	(6,497)	(68,900)	(718)	(7,277)	(6,181)	(64,521)
Other Classes	(48)	(491)	(5)	(55)	(11,350)	(118,672)	(36,133)	(382,976)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	4,785	$48,075	9,533	$96,287	208	$2,029	25,609	$273,690	2,158	$22,002	34,418	$357,267

	Global Bond Fund (U.S. Dollar-Hedged)				GNMA Fund				High Yield Fund				Investment Grade Corporate Bond Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	610	$6,041	3,310	$32,979	17,445	$192,656	22,227	$246,097	91,871	$874,048	349,841	$3,301,533	414	$4,338	2,664	$28,812
Administrative Class	0	0	1	10	0	0	0	0	21,635	205,637	74,945	706,201	86	900	88	947
Other Classes	1,184	11,750	3,947	39,807	2,220	24,421	9,119	100,710	45,318	430,496	291,967	2,745,806	20	222	0	0
Issued as reinvestment of distributions

Institutional Class	126	1,257	453	4,511	203	2,235	341	3,751	8,611	82,065	18,345	174,200	50	524	178	1,894
Administrative Class	0	0	0	0	0	0	0	0	2,315	22,058	4,783	45,479	2	25	2	24
Other Classes	40	391	175	1,737	97	1,072	421	4,626	7,163	68,231	15,021	142,802	0	0	0	0
Cost of shares redeemed

Institutional Class	(849)	(8,398)	(3,644)	(36,408)	(13,579)	(148,550)	(12,481)	(137,767)	(94,145)	(894,760)	(356,598)	(3,383,949)	(1,217)	(12,865)	(2,256)	(24,393)
Administrative Class	0	0	0	0	0	0	0	0	(20,557)	(195,128)	(60,078)	(572,331)	(5)	(54)	(17)	(187)
Other Classes	(1,099)	(10,920)	(3,604)	(36,051)	(3,477)	(38,177)	(14,417)	(158,889)	(89,858)	(853,262)	(227,184)	(2,154,667)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	12	$121	638	$6,585	2,909	$33,657	5,210	$58,528	(27,647)	$(260,615)	111,042	$1,005,074	(650)	$(6,910)	659	$7,097

09.30.04 | PIMCO Funds Semi-Annual Report 183

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

7. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Long-Term U.S. Government Fund				Low Duration Fund				Low Duration Fund II
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	7,686	$82,427	14,674	$163,613	220,952	$2,260,281	680,514	$7,011,636	4,766	$46,775	46,568	$461,164
Administrative Class	2,071	22,521	9,440	106,113	8,222	84,083	26,192	269,986	1	5	279	2,786
Other Classes	3,188	34,429	11,457	127,642	88,828	907,605	301,408	3,107,772	0	0	0	0
Issued as reinvestment of distributions

Institutional Class	462	4,991	1,640	17,988	8,522	87,156	22,629	232,660	658	6,448	1,691	16,722
Administrative Class	187	2,021	801	8,769	364	3,724	889	9,139	1	10	4	43
Other Classes	223	2,402	1,008	11,027	2,329	23,822	7,185	73,848	0	0	0	0
Cost of shares redeemed

Institutional Class	(4,332)	(46,338)	(24,361)	(270,367)	(226,954)	(2,318,658)	(468,331)	(4,819,730)	(12,973)	(127,032)	(24,794)	(244,916)
Administrative Class	(3,792)	(40,932)	(11,900)	(130,293)	(12,154)	(124,332)	(20,384)	(209,634)	(11)	(105)	(303)	(3,029)
Other Classes	(5,996)	(64,509)	(18,712)	(205,908)	(105,396)	(1,077,118)	(272,863)	(2,808,820)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	(303)	$(2,988)	(15,953)	$(171,416)	(15,287)	$(153,437)	277,239	$2,866,857	(7,558)	$(73,899)	23,445	$232,770

	Low Duration Fund III				Moderate Duration Fund				Money Market Fund				Municipal Bond Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,622	$26,395	6,407	$64,850	42,106	$436,861	87,025	$915,472	76,097	$76,097	574,234	$574,230	1,802	$18,253	9,984	$101,619
Administrative Class	0	0	0	0	0	0	0	0	83,356	83,357	106,477	106,477	205	2,073	2,451	25,137
Other Classes	0	0	0	0	0	0	0	0	282,857	282,855	708,087	708,087	2,218	22,465	10,907	111,657
Issued as reinvestment of distributions

Institutional Class	85	855	201	2,040	1,843	19,116	5,498	57,332	715	715	1,783	1,783	198	2,001	399	4,089
Administrative Class	0	0	0	0	0	0	0	0	135	135	244	244	40	399	129	1,325
Other Classes	0	0	0	0	0	0	0	0	605	605	795	795	202	2,041	416	4,264
Cost of shares redeemed

Institutional Class	(808)	(8,112)	(4,363)	(44,351)	(17,173)	(178,239)	(46,253)	(486,061)	(97,043)	(97,043)	(547,546)	(547,546)	(2,681)	(27,060)	(8,015)	(82,294)
Administrative Class	0	0	(1)	(3)	0	0	0	0	(86,780)	(86,780)	(117,208)	(117,208)	(811)	(8,187)	(7,070)	(72,299)
Other Classes	0	0	0	0	0	0	0	0	(208,503)	(208,503)	(789,299)	(789,299)	(3,605)	(36,420)	(12,438)	(126,774)
Net increase (decrease) resulting from Fund share transactions	1,899	$19,138	2,244	$22,536	26,776	$277,738	46,270	$486,743	51,439	$(51,438)	(62,433)	$(62,437)	(2,432)	$(24,435)	(3,237)	$(33,276)

184  PIMCO Funds Semi-Annual Report   |  09.30.04

	New York Municipal Bond Fund				Real Return Fund				Real Return Fund II
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	7	$70	94	$1,013	109,671	$1,246,875	197,305	$2,260,491	203	$2,250	3,561	$39,212
Administrative Class	0	0	0	0	20,233	229,281	54,381	627,331	0	0	0	0
Other Classes	181	1,935	943	10,169	128,564	1,461,554	323,930	3,727,585	0	0	0	0
Issued as reinvestment of distributions

Institutional Class	1	12	4	44	7,054	79,957	16,193	184,126	131	1,454	162	1,803
Administrative Class	0	0	0	0	1,878	21,281	3,850	43,747	0	0	0	0
Other Classes	18	189	36	387	9,545	108,131	24,687	280,377	0	0	0	0
Cost of shares redeemed

Institutional Class	(109)	(1,153)	(199)	(2,135)	(73,926)	(836,714)	(102,776)	(1,177,810)	(765)	(8,602)	(50)	(554)
Administrative Class	0	0	0	0	(16,625)	(188,516)	(12,382)	(142,421)	0	0	0	0
Other Classes	(319)	(3,381)	(437)	(4,691)	(88,865)	(1,007,621)	(190,855)	(2,185,285)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	(221)	$(2,328)	441	$4,787	97,529	$1,114,228	314,333	$3,618,141	(431)	$(4,898)	3,673	$40,461

	Short Duration Municipal Income Fund				Short-Term Fund				StocksPLUS Fund				Total Return Fund II
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	6,564	$66,412	7,755	$79,069	145,580	$1,462,206	332,719	$3,343,201	38,374	$364,411	47,384	$455,129	35,451	$367,674	73,415	$763,398
Administrative Class	27	260	1,220	12,400	22,911	230,069	28,300	284,485	7,776	71,969	46,074	400,762	2,160	22,285	4,631	48,238
Other Classes	11,208	113,470	35,390	360,340	27,210	273,263	120,417	1,209,791	4,202	39,012	13,809	125,119	0	0	0	0
Issued as reinvestment of distributions

Institutional Class	122	1,235	156	1,593	1,760	17,678	3,472	34,883	2,779	26,319	4,350	41,858	2,251	23,288	7,626	78,983
Administrative Class	0	4	2	16	264	2,651	536	5,385	1,355	12,561	3,643	34,280	117	1,211	444	4,595
Other Classes	259	2,608	365	3,717	481	4,830	1,423	14,300	911	8,364	2,474	23,096	0	0	0	0
Cost of shares redeemed

Institutional Class	(5,439)	(55,027)	(4,468)	(45,511)	(119,035)	(1,195,643)	(263,209)	(2,644,584)	(6,513)	(61,062)	(18,192)	(167,520)	(32,852)	(339,106)	(69,880)	(726,996)
Administrative Class	(25)	(249)	(1,268)	(12,904)	(4,015)	(40,325)	(21,462)	(215,568)	(11,936)	(108,570)	(14,570)	(131,677)	(1,330)	(13,745)	(7,125)	(74,065)
Other Classes	(13,249)	(134,004)	(25,027)	(254,702)	(42,215)	(423,997)	(125,970)	(1,265,621)	(7,065)	(64,794)	(12,199)	(109,011)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(533)	$(5,291)	14,125	$144,018	32,941	$330,732	76,226	$766,272	29,883	$288,210	72,773	$672,036	5,797	$61,607	9,111	$94,153

09.30.04 | PIMCO Funds Semi-Annual Report 185

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

7. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund III				Total Return Mortgage Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	21,953	$209,216	51,225	$491,262	908	$9,775	2,231	$24,070
Administrative Class	155	1,461	352	3,395	17	185	39	419

Other Classes	0	0	0	0	2,608	28,057	9,752	104,989

Issued as reinvestment of distributions

Institutional Class	1,398	13,284	5,706	54,298	40	427	237	2,550
Administrative Class	5	46	22	207	15	166	53	565

Other Classes	0	0	0	0	147	1,577	523	5,630

Cost of shares redeemed

Institutional Class	(13,903)	(131,409)	(22,674)	(218,317)	(3,202)	(34,099)	(3,428)	(36,959)
Administrative Class	(65)	(616)	(362)	(3,475)	(321)	(3,441)	(95)	(1,022)

Other Classes	0	0	0	0	(3,567)	(38,149)	(13,545)	(145,460)

Net increase (decrease) resulting from Fund share transactions	9,543	$91,982	34,269	$327,370	(3,355)	$(35,502)	(4,233)	$(45,218)

8. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.) (“Allianz”), PIMCO’s parent company, PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) (entities affiliated with PIMCO through common ownership by Allianz), in connection with the same matter. In the New Jersey Settlement, Allianz, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that Allianz, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”). The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

On February 20, 2004, a putative class action lawsuit was filed in the United States District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against Allianz, PAD, PIMCO, PEA, PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”), MMS Funds, PIMCO Variable Insurance Trust (“PVIT”), PIMCO Commercial Mortgage Securities Trust, Inc. (“PCM”) and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the United States District Court for the District of Connecticut on February 27, 2004 (naming as defendants Allianz, PAD, PEA, the PIMS Funds, the MMS Funds, PVIT, PCM and certain other parties); (2) a lawsuit filed in the United States District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, Allianz, PEA and PAD); (3) a lawsuit filed in United States District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the United States District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the United States District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming Allianz, PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”) and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the United States District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming Allianz, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the United States District Court for the District of New Jersey on April 20, 2004 (naming Allianz, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the United States District Court for the Northern District of California on April 28, 2004 (naming Allianz, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds,” including the PIMS Funds, as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

186  PIMCO Funds Semi-Annual Report   |  09.30.04

On February 17, 2004, a putative class action lawsuit was filed in the United States District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against Allianz, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the United States District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

PIMCO and the Trust believe that these developments will not have a material adverse effect on the Trust or on PIMCO’s ability to perform its investment advisory services on behalf of the Trust.

09.30.04 | PIMCO Funds Semi-Annual Report 187

(This Page Intentionally Left Blank)

188  PIMCO Funds Semi-Annual Report   |  09.30.04

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PA Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services-Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

840 Newport Center Drive

Newport Beach, CA 92660

15-20521-00

Semi-Annual Report

09.30.04

PIMCO Bond Funds

Pacific Investment Management Series Share Classes A B C

SHORT DURATION BOND FUNDS

Money Market Fund

Short-Term Fund

Low Duration Fund

Floating Income Fund

INTERMEDIATE DURATION BOND FUNDS

Diversified Income Fund

Investment Grade Corporate Bond Fund

MORTGAGE-BACKED BOND FUNDS

GNMA Fund

Total Return Mortgage Fund

LONG DURATION BOND FUND

Long-Term

U.S. Government Fund

INTERNATIONAL BOND FUNDS

Global Bond Fund (U.S. Dollar-Hedged)

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Emerging Markets Bond Fund

HIGH YIELD BOND FUND

High Yield Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds: Pacific Investment Management Series prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the PIMCO Funds: Pacific Investment Management Series (“the Trust”). Assets in the Trust stood at $165 billion as of September 30, 2004, the Trust’s fiscal half-year end.

Bonds rallied in third quarter 2004 as the economy slowed, hitting what Federal Reserve Chairman Alan Greenspan called a “soft patch.” Weak employment growth and expectations of lower inflation prompted a decrease in interest rates, which boosted all bond market sectors. The third quarter was essentially a reversal of the second quarter, when a stronger labor market and anticipation that the Federal Reserve would begin tightening caused interest rates to move higher. During the semi-annual period, the Fed initiated three 0.25% rate increases. Bond market gains in the third quarter 2004 came despite two of those rate hikes, and the federal funds rate ended the six-month period at 1.75%. The Fed also indicated it would raise rates in the future at a “measured” pace as it attempts to move toward a neutral policy stance that neither restrains nor stimulates the economy.

The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 3.20% in the third quarter 2004, but only 0.67% for the semi-annual April through September period. The yield on the benchmark ten-year Treasury fell 0.46% during the third quarter, but rose 0.28% for the six-month reporting period to end at 4.12%. While yields on all but the very shortest maturity securities fell during the third quarter, ten-year yields fell the most, causing the two- to ten-year portion of the yield curve to flatten. This flattening suggested that bond markets were not optimistic about the economy’s forward growth prospects.

During the reporting period, the Trust continued to enhance its bond fund offerings by launching the PIMCO Floating Income Fund. The Fund seeks maximum current yield consistent with prudent investment management by investing primarily in variable and floating rate securities and their economic equivalents. In addition, effective October 1, 2004, the Trust lowered sales charges on most of the funds and reduced fees on several of the funds as well. For more information on these changes, please refer to the current prospectus.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those main factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call PIMCO Advisors at 1-800-426-0107. We also invite you to visit our website at www.pimcoadvisors.com.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  3

Important Information About the Funds

The performance represented in this semi-annual report has been computed using the sales charges that were in effect on September 30, 2004. For information on changes to the PIMCO Funds sales charges, that commenced on October 1, 2004, please refer to the Shareholders Guide.

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): Short-Term (1/97), Money Market (1/97), Low Duration (1/97), Long Term U.S. Government (1/97), High Yield (1/97), Foreign Bond (U.S. Dollar-Hedged) (1/97), Total Return Mortgage (8/00), GNMA (A shares 11/00 and B&C shares 5/01), Foreign Bond (Unhedged) (7/04), Investment Grade Corporate Bond (7/04). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Diversified Income Fund changed its primary benchmark index from the blended index of 1/3 weight in each of the following indices: the Lehman Brothers Global Credit Hedged USD Index, the Merrill Lynch Global High Yield BB-B Rated Index (Hedged to USD), and the J.P. Morgan EMBI Global Index to the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Credit Hedged USD Index more closely reflects the universe of securities in which the Fund invests.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. PA Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

4  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

Important Information (Cont.)

Information about how the Funds voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov.

Copies of the policies and procedures the Funds’ adviser and subadvisers use in determining how to vote proxies for the Funds are available without charge, upon request by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov.

Beginning with the third quarter of the fiscal year ending March 31, 2005, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of the fiscal year on Form N-Q, which will be available on the SEC’s website at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-866-746-2606. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 04/01/04 to 09/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses].

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  5

INTERMEDIATE DURATION BOND FUND

PIMCO Diversified Income Fund

•	The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class A shares returned 2.67% over the six-month period ended September 30, 2004, outperforming the 1.51% return of the Lehman Brothers Global Credit Hedged USD Index and outperforming its custom benchmark**, which returned 2.61% for the same period.

•	Asset allocation among the three credit sectors—emerging market sovereign debt, global high yield credit and global investment grade credit—was an important driver of relative outperformance during the six-month period.

•	An overweight to emerging markets, the top performing sector over the period, and an underweight to investment grade credits, the worst performing sector, each contributed positively to returns. A benchmark weight in high yield was neutral for relative performance.

•	Within the Fund’s emerging markets allocation, an overweight to Brazil was a significant contributor to performance. Brazilian bonds rallied during the period, supported by positive economic data releases and rating agency upgrades.

•	Within the investment grade and high yield sectors, an overweight to both energy and utility issues was positive for relative performance. These sectors benefited from improving credit qualities as rating upgrades outpaced downgrades, as well as from light new issuance, which created favorable market technicals. These sectors also benefited from a macroeconomic environment that proved positive for non-cyclicals.

•	Modest emerging market currency exposure was positive for performance; higher commodity prices supported the currencies of commodity exporting countries.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (07/31/03)
PIMCO Diversified Income Fund Class A	2.67%	9.19%	—	—	12.42%
PIMCO Diversified Income Fund Class A (adjusted)	–1.95%	4.28%	—	—	8.08%
PIMCO Diversified Income Fund Class B	2.29%	8.38%	—	—	11.62%
PIMCO Diversified Income Fund Class B (adjusted)	–2.71%	3.38%	—	—	8.24%
PIMCO Diversified Income Fund Class C (adjusted)	1.29%	7.37%	—	—	11.60%
Lehman Brothers Global Credit Hedged USD Index	1.51%	5.29%	—	—	—
33% Lehman Brothers Global Credit Hedged USD Index, 33% Merrill Lynch Global High Yield BB-B Rated Index, 33% J.P. Morgan Emerging Markets Bond (Blended Index)**	2.61%	9.02%	—	—	—
Lipper Multi-Sector Income Fund Average	1.87%	7.88%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,026.70	$1,022.90	$1,022.90	$1,019.05	$1,015.29	$1,015.29
Expenses Paid During Period	$6.10	$9.89	$9.89	$6.07	$9.85	$9.85

For each class of the Fund, expenses are equal to the expense ratio for the class (1.20% for Class A, 1.95% for Class B, 1.95% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Diversified Income Share Class A	Diversified Income Share Class B	Diversified Income Share Class C	Lehman Brothers Global Credit Hedged USD Index	33% Lehman Brothers Global Credit Hedged USD Index, 33% Merrill Lynch Global High Yield BB-B Rated Index, 33% J.P. Morgan Emerging Markets Bond (Blended Index)**
07/31/2003	9,550	10,000	10,000	10,000	10,000
08/31/2003	9,748	10,203	10,202	10,050	10,131
09/30/2003	10,026	10,490	10,489	10,297	10,412
10/31/2003	10,097	10,557	10,556	10,236	10,456
11/30/2003	10,220	10,679	10,678	10,279	10,548
12/31/2003	10,457	10,920	10,919	10,419	10,760
01/31/2004	10,531	10,991	10,988	10,498	10,849
02/29/2004	10,521	10,973	10,971	10,593	10,912
03/31/2004	10,664	11,115	11,112	10,680	11,063
04/30/2004	10,290	10,719	10,716	10,475	10,764
05/31/2004	10,196	10,614	10,611	10,399	10,634
06/30/2004	10,327	10,743	10,740	10,450	10,742
07/31/2004	10,492	10,907	10,903	10,559	10,934
08/31/2004	10,807	11,228	11,225	10,766	11,219
09/30/2004	10,950	10,969	11,365	10,842	11,351

Sector Breakdown*

Corporate Bonds & Notes	45.1%
Sovereign Issues	28.5%
Short-Term Instruments	18.0%
Foreign Currency-Denominated Issues	7.6%
Other	0.8%

*	% of total investments as of Sept. 30, 2004
**	This benchmark was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: the Lehman Brothers Global Credit Hedged USD Index, the ML Global High Yield BB/B Index (hedged to USD), and the JPM EMBI Global Index. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. It is not possible to invest directly in the index.

6  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

AN INTERNATIONAL BOND FUND

PIMCO Emerging Markets Bond Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers that economically are tied to countries with emerging securities markets.

•	The Fund’s Class A shares returned 2.58% for the six-month period ended September 30, 2004, underperforming the 3.05% return of the Fund’s benchmark, the J.P. Morgan Emerging Markets Bond Index Global.

•	An overweight to Brazil was a significant contributor to performance. Brazilian bonds rallied during the period, supported by positive economic data releases and rating agency upgrades.

•	An underweight to Venezuela detracted from returns, as the bonds of this oil-producing country benefited from higher oil prices.

•	An underweight in Uruguay detracted from returns, as the country was among the top performers in the asset class. Positive economic news, a rating upgrade to B from S&P and rumors of debt repurchases fueled the rally.

•	Modest emerging markets currency exposure was positive for performance; higher commodity prices supported the currencies of commodity exporting countries.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class A	2.58%	11.78%	20.45%	—	13.37%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	–2.03%	6.75%	19.34%	—	12.64%
PIMCO Emerging Markets Bond Fund Class B	2.19%	10.95%	19.55%	—	12.53%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	–2.81%	6.09%	19.35%	—	12.53%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	1.20%	9.98%	19.58%	—	12.54%
J.P. Morgan Emerging Markets Bond Index Global	3.05%	11.55%	14.33%	—	—
Lipper Emerging Markets Debt Fund Average	2.77%	12.09%	16.42%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,025.80	$1,021.90	$1,022.00	$1,018.80	$1,015.04	$1,015.04
Expenses Paid During Period	$6.35	$10.14	$10.14	$6.33	$10.10	$10.10

For each class of the Fund, expenses are equal to the expense ratio for the class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Emerging Markets Bond Share Class A	Emerging Markets Bond Share Class B	Emerging Markets Bond Share Class C	J.P. Morgan Emerging Markets Bond Index Global
07/31/1997	9,550	10,000	10,000	10,000
08/31/1997	9,434	9,870	9,872	9,952
09/30/1997	9,693	10,134	10,135	10,228
10/31/1997	8,587	8,970	8,971	9,144
11/30/1997	9,038	9,436	9,437	9,532
12/31/1997	9,266	9,668	9,669	9,765
01/31/1998	9,277	9,673	9,674	9,812
02/28/1998	9,538	9,940	9,941	10,071
03/31/1998	9,822	10,228	10,229	10,300
04/30/1998	9,844	10,245	10,245	10,324
05/31/1998	9,524	9,905	9,905	10,012
06/30/1998	9,209	9,571	9,571	9,758
07/31/1998	9,347	9,706	9,706	9,815
08/31/1998	6,741	6,994	6,994	7,132
09/30/1998	7,263	7,531	7,532	7,748
10/31/1998	7,641	7,916	7,919	8,243
11/30/1998	8,250	8,542	8,544	8,808
12/31/1998	8,147	8,430	8,432	8,637
01/31/1999	7,862	8,130	8,133	8,441
02/28/1999	8,016	8,285	8,288	8,524
03/31/1999	8,556	8,838	8,840	9,089
04/30/1999	9,267	9,565	9,569	9,648
05/31/1999	8,684	8,959	8,961	9,150
06/30/1999	8,943	9,221	9,224	9,501
07/31/1999	8,883	9,153	9,155	9,343
08/31/1999	8,867	9,129	9,133	9,349
09/30/1999	9,260	9,529	9,533	9,643
10/31/1999	9,557	9,828	9,832	9,984
11/30/1999	9,814	10,087	10,090	10,252
12/31/1999	10,273	10,552	10,556	10,726
01/31/2000	10,044	10,310	10,314	10,561
02/29/2000	10,635	10,911	10,915	11,128
03/31/2000	10,899	11,175	11,184	11,431
04/30/2000	10,690	10,947	10,970	11,220
05/31/2000	10,479	10,724	10,746	10,961
06/30/2000	10,969	11,218	11,242	11,471
07/31/2000	11,232	11,481	11,505	11,799
08/31/2000	11,621	11,872	11,897	12,175
09/30/2000	11,465	11,705	11,729	12,044
10/31/2000	11,270	11,499	11,523	11,800
11/30/2000	11,325	11,548	11,572	11,752
12/31/2000	11,723	11,945	11,971	12,271
01/31/2001	12,217	12,441	12,467	12,863
02/28/2001	12,159	12,378	12,405	12,692
03/31/2001	12,259	12,468	12,497	12,550
04/30/2001	12,328	12,532	12,560	12,489
05/31/2001	12,602	12,802	12,832	12,790
06/30/2001	12,981	13,180	13,209	12,985
07/31/2001	13,076	13,268	13,298	12,313
08/31/2001	13,743	13,936	13,966	12,864
09/30/2001	13,241	13,420	13,450	12,443
10/31/2001	13,794	13,972	14,002	12,450
11/30/2001	14,527	14,705	14,738	12,291
12/31/2001	14,959	15,133	15,165	12,438
01/31/2002	15,324	15,493	15,526	12,668
02/28/2002	16,017	16,186	16,220	13,143
03/31/2002	16,041	16,200	16,234	13,157
04/30/2002	16,249	16,401	16,436	13,287
05/31/2002	16,051	16,190	16,224	13,218
06/30/2002	14,921	15,042	15,074	12,551
07/31/2002	13,893	13,995	14,024	11,983
08/31/2002	15,021	15,120	15,152	12,860
09/30/2002	14,378	14,465	14,496	12,504
10/31/2002	15,583	15,668	15,700	13,274
11/30/2002	16,155	16,233	16,267	13,651
12/31/2002	16,809	16,879	16,915	14,070
01/31/2003	17,196	17,256	17,292	14,302
02/28/2003	17,904	17,956	17,994	14,759
03/31/2003	18,550	18,594	18,633	14,999
04/30/2003	19,754	19,787	19,829	15,852
05/31/2003	20,554	20,575	20,618	16,509
06/30/2003	20,470	20,478	20,521	16,508
07/31/2003	19,653	19,649	19,690	15,924
08/31/2003	20,261	20,242	20,285	16,311
09/30/2003	21,002	20,971	21,015	16,883
10/31/2003	21,181	21,135	21,179	16,966
11/30/2003	21,562	21,502	21,547	17,174
12/31/2003	22,194	22,117	22,164	17,679
01/31/2004	22,438	22,347	22,394	17,770
02/29/2004	22,337	22,233	22,280	17,832
03/31/2004	22,889	22,767	22,815	18,276
04/30/2004	21,243	21,114	21,158	17,284
05/31/2004	21,062	20,922	20,966	17,027
06/30/2004	21,444	21,288	21,333	17,277
07/31/2004	22,008	21,833	21,879	17,791
08/31/2004	23,104	22,920	22,955	18,525
09/30/2004	23,482	23,296	23,316	18,834

Country Allocation*

Short-Term Instruments	34.9%
Brazil	22.7%
Mexico	10.8%
Russia	10.8%
Ukraine	3.5%
Peru	2.7%
Tunisia	2.3%
Panama	2.2%
South Africa	2.1%
Other	8.0%

*	% of total investments as of Sept. 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  7

A SHORT DURATION BOND FUND

PIMCO Floating Income Fund

•	The Fund seeks maximum current yield consistent with prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	The Fund employs a multi-sector strategy that invests in global corporate credit (investment grade and high yield) and in emerging market sovereign credit, and seeks to capitalize on attractive investment opportunities offered by these sectors while minimizing interest rate exposure.

•	Since the Fund’s inception on July 30, 2004 through September 30, 2004, its Class A shares returned 0.94%.

•	The Fund may invest a maximum of 10% of its total assets in securities rated below B.

•	The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S.-dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

•	The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed one year.

Cumulative Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (07/30/04)
PIMCO Floating Income Fund Class A	—	—	—	—	0.94%
PIMCO Floating Income Fund Class A (adjusted)	—	—	—	—	–1.04%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A Shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class A	Class A
Beginning Account Value (07/30/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,009.40	$1,006.99
Expenses Paid During Period	$1.65	$1.65

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A), multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since the Fund commenced operations on 07/30/04).

Sector Breakdown*

Short-Term Instruments	27.0%
Corporate Bonds & Notes	26.6%
Sovereign Issues	26.5%
Asset-Backed Securities	10.9%
U.S. Government Agencies	8.6%
Other	0.4%

*	% of total investments as of Sept. 30, 2004

8  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund (Unhedged)

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies.

•	Since the Fund’s inception on April 30, 2004 through September 30, 2004, its Class A shares returned 3.84%.

•	Despite a surge in Treasuries during the third quarter, the Fund’s underweight to U.S. duration over the period contributed to outperformance, as yields rose in the second quarter due to strong growth and fears of aggressive tightening by the Federal Reserve.

•	An overweight to Euroland duration relative to the benchmark was positive as yields fell in response due to slowing growth.

•	Tactical strategies to exploit wider swap spreads in the U.S., Europe, and Japan detracted from performance as swap spreads narrowed due to falling yields.

•	Currency strategies detracted from performance. The yen and Canadian dollar retreated, as rising U.S. rates forced market participants to unwind leveraged strategies.

Cumulative Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class A	—	—	—	—	3.84%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	—	—	—	—	–0.05%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	—	—	—	—	2.45%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (07/30/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,039.10	$1,038.10	$1,006.99	$1,005.70
Expenses Paid During Period	$1.67	$2.99	$1.65	$2.94

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since the Fund’s Class A and Class C Shares commenced operations on 07/30/04).

Country Allocation*

Short-Term Instruments	48.8%
United States	12.0%
United Kingdom	10.6%
Germany	10.5%
Japan	7.0%
France	5.9%
Italy	2.0%
Other	3.2%

*	% of total investments as of Sept. 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  9

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Class A shares returned 1.23% for the six-month period ended September 30, 2004, slightly underperforming the 1.30% return of the Fund’s benchmark, the J.P. Morgan Non-U.S. Global Government Bond Index (Hedged).

•	Despite a surge in Treasuries during the third quarter, an underweight to U.S. duration over the period contributed to the Fund’s outperformance, as yields rose in the second quarter due to strong growth and fears of aggressive tightening by the Federal Reserve.

•	An overweight to Euroland duration relative to the benchmark was positive as yields fell in response to slowing growth.

•	Tactical strategies to exploit wider swap spreads in the U.S., Europe, and Japan detracted from performance as swap spreads narrowed due to falling yields.

•	Currency strategies detracted from performance. The yen and Canadian dollar retreated, as rising U.S. rates forced market participants to unwind leveraged strategies.

•	Real return bonds continued to outperform in 2004, adding value versus like-duration nominal bonds as real yields fell.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar Hedged) Class A	1.23%	3.30%	6.52%	8.97%	8.18%
PIMCO Foreign Bond Fund (U.S. Dollar Hedged) Class A (adjusted)	–3.32%	–1.34%	5.55%	8.46%	7.76%
PIMCO Foreign Bond Fund (U.S. Dollar Hedged) Class B	0.85%	2.53%	5.73%	8.40%	7.72%
PIMCO Foreign Bond Fund (U.S. Dollar Hedged) Class B (adjusted)	–4.15%	–2.41%	5.41%	8.40%	7.72%
PIMCO Foreign Bond Fund (U.S. Dollar Hedged) Class C (adjusted)	–0.15%	1.54%	5.73%	8.16%	7.38%
J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)	1.30%	3.09%	5.75%	8.46%	—
Lipper International Income Fund Average	0.06%	6.75%	6.73%	6.72%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A Shares, 5% CDSC on B Shares and 1% CDSC on C Shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,012.30	$1,008.50	$1,008.50	$1,020.31	$1,016.55	$1,016.55
Expenses Paid During Period	$4.79	$8.56	$8.56	$4.81	$8.59	$8.59

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Foreign Bond (US Hedged) Share Class A	Foreign Bond (US Hedged) Share Class B	Foreign Bond (US Hedged) Share Class C	J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)
12/31/1992	9,550	10,000	10,000	10,000
01/31/1993	9,625	10,073	10,073	10,091
02/28/1993	9,833	10,286	10,286	10,274
03/31/1993	9,867	10,314	10,314	10,280
04/30/1993	9,863	10,304	10,304	10,281
05/31/1993	9,949	10,387	10,387	10,338
06/30/1993	10,180	10,623	10,623	10,549
07/31/1993	10,337	10,781	10,781	10,667
08/31/1993	10,584	11,033	11,033	10,889
09/30/1993	10,622	11,067	11,067	10,936
10/31/1993	10,776	11,221	11,221	11,082
11/30/1993	10,803	11,242	11,242	11,159
12/31/1993	11,068	11,511	11,511	11,390
01/31/1994	11,079	11,515	11,515	11,333
02/28/1994	10,782	11,200	11,200	11,078
03/31/1994	10,590	10,994	10,994	10,977
04/30/1994	10,486	10,879	10,879	10,899
05/31/1994	10,329	10,709	10,709	10,779
06/30/1994	10,135	10,501	10,501	10,669
07/31/1994	10,195	10,557	10,557	10,739
08/31/1994	10,091	10,442	10,442	10,636
09/30/1994	10,104	10,448	10,448	10,645
10/31/1994	10,139	10,477	10,477	10,687
11/30/1994	10,285	10,622	10,622	10,838
12/31/1994	10,214	10,541	10,541	10,813
01/31/1995	10,280	10,601	10,601	10,931
02/28/1995	10,343	10,660	10,660	11,072
03/31/1995	10,347	10,656	10,656	11,297
04/30/1995	10,596	10,905	10,905	11,477
05/31/1995	11,008	11,322	11,322	11,854
06/30/1995	10,938	11,243	11,243	11,814
07/31/1995	11,142	11,445	11,445	11,963
08/31/1995	11,351	11,651	11,651	12,067
09/30/1995	11,508	11,806	11,806	12,258
10/31/1995	11,697	11,991	11,991	12,395
11/30/1995	12,152	12,450	12,450	12,667
12/31/1995	12,328	12,623	12,623	12,785
01/31/1996	12,627	12,919	12,919	12,939
02/29/1996	12,354	12,632	12,632	12,787
03/31/1996	12,550	12,826	12,826	12,893
04/30/1996	12,850	13,125	13,125	13,047
05/31/1996	12,895	13,163	13,163	13,136
06/30/1996	13,037	13,299	13,299	13,245
07/31/1996	13,160	13,417	13,417	13,345
08/31/1996	13,478	13,733	13,733	13,522
09/30/1996	13,851	14,107	14,107	13,810
10/31/1996	14,189	14,442	14,442	14,038
11/30/1996	14,528	14,780	14,780	14,319
12/31/1996	14,601	14,845	14,845	14,339
01/31/1997	14,826	15,067	15,070	14,518
02/28/1997	14,900	15,133	15,136	14,611
03/31/1997	14,708	14,929	14,932	14,533
04/30/1997	14,840	15,054	15,057	14,690
05/31/1997	14,912	15,117	15,120	14,767
06/30/1997	15,205	15,406	15,409	15,018
07/31/1997	15,424	15,619	15,622	15,257
08/31/1997	15,356	15,539	15,542	15,275
09/30/1997	15,683	15,859	15,862	15,545
10/31/1997	15,495	15,658	15,661	15,645
11/30/1997	15,700	15,856	15,860	15,757
12/31/1997	15,924	16,072	16,075	15,962
01/31/1998	16,149	16,289	16,292	16,174
02/28/1998	16,293	16,424	16,428	16,318
03/31/1998	16,491	16,615	16,618	16,464
04/30/1998	16,542	16,666	16,660	16,548
05/31/1998	16,680	16,793	16,786	16,774
06/30/1998	16,756	16,860	16,853	16,847
07/31/1998	17,016	17,111	17,104	17,003
08/31/1998	16,875	16,959	16,952	17,338
09/30/1998	17,256	17,332	17,325	17,749
10/31/1998	16,894	16,956	16,949	17,722
11/30/1998	17,205	17,258	17,251	17,914
12/31/1998	17,441	17,482	17,475	17,892
01/31/1999	17,793	17,825	17,818	18,114
02/28/1999	17,613	17,634	17,627	17,993
03/31/1999	17,715	17,726	17,719	18,207
04/30/1999	17,938	17,937	17,930	18,438
05/31/1999	17,651	17,639	17,632	18,363
06/30/1999	17,431	17,406	17,399	18,078
07/31/1999	17,433	17,397	17,391	18,031
08/31/1999	17,302	17,257	17,250	18,063
09/30/1999	17,388	17,333	17,326	18,132
10/31/1999	17,461	17,395	17,388	18,176
11/30/1999	17,489	17,412	17,405	18,281
12/31/1999	17,636	17,546	17,539	18,336
01/31/2000	17,539	17,450	17,432	18,338
02/29/2000	17,734	17,644	17,615	18,473
03/31/2000	17,982	17,891	17,848	18,743
04/30/2000	18,038	17,946	17,885	18,844
05/31/2000	18,141	18,048	17,975	18,995
06/30/2000	18,271	18,178	18,092	19,086
07/31/2000	18,419	18,326	18,227	19,224
08/31/2000	18,395	18,302	18,191	19,227
09/30/2000	18,631	18,536	18,413	19,393
10/31/2000	18,672	18,577	18,442	19,550
11/30/2000	18,943	18,846	18,699	19,896
12/31/2000	19,289	19,191	19,028	20,117
01/31/2001	19,569	19,469	19,292	20,355
02/28/2001	19,675	19,574	19,387	20,530
03/31/2001	19,932	19,831	19,627	20,685
04/30/2001	19,805	19,704	19,490	20,545
05/31/2001	19,844	19,743	19,517	20,652
06/30/2001	19,827	19,726	19,488	20,765
07/31/2001	20,286	20,183	19,928	20,954
08/31/2001	20,461	20,357	20,086	21,130
09/30/2001	20,598	20,493	20,208	21,217
10/31/2001	21,103	20,995	20,691	21,605
11/30/2001	21,025	20,918	20,602	21,512
12/31/2001	20,924	20,817	20,489	21,334
01/31/2002	21,007	20,900	20,558	21,357
02/28/2002	21,047	20,940	20,585	21,377
03/31/2002	20,972	20,865	20,497	21,268
04/30/2002	21,188	21,080	20,696	21,440
05/31/2002	21,190	21,082	20,683	21,467
06/30/2002	21,429	21,320	20,904	21,745
07/31/2002	21,498	21,388	20,965	21,956
08/31/2002	21,650	21,540	21,099	22,219
09/30/2002	21,841	21,730	21,272	22,472
10/31/2002	21,828	21,717	21,247	22,463
11/30/2002	22,044	21,932	21,444	22,504
12/31/2002	22,434	22,320	21,809	22,828
01/31/2003	22,696	22,581	22,049	23,007
02/28/2003	22,948	22,832	22,280	23,165
03/31/2003	22,880	22,763	22,202	23,137
04/30/2003	22,966	22,850	22,273	23,188
05/31/2003	23,244	23,126	22,529	23,556
06/30/2003	23,184	23,066	22,457	23,434
07/31/2003	22,973	22,856	22,237	23,174
08/31/2003	22,874	22,758	22,128	23,007
09/30/2003	23,092	22,974	22,325	23,260
10/31/2003	22,907	22,790	22,131	23,043
11/30/2003	22,886	22,770	22,100	23,064
12/31/2003	23,126	23,009	22,317	23,280
01/31/2004	23,212	23,094	22,384	23,384
02/29/2004	23,486	23,366	22,634	23,607
03/31/2004	23,566	23,446	22,695	23,671
04/30/2004	23,519	23,399	22,634	23,485
05/31/2004	23,472	23,352	22,575	23,446
06/30/2004	23,469	23,350	22,559	23,416
07/31/2004	23,542	23,422	22,616	23,510
08/31/2004	23,768	23,647	22,819	23,843
09/30/2004	23,854	23,732	22,888	23,979

Country Allocation*

United States	21.3%
Germany	19.5%
Short-Term Instruments	13.7%
Japan	11.7%
France	9.6%
United Kingdom	8.6%
Spain	3.8%
Canada	3.7%
Other	8.1%

*	% of total investments as of Sept. 30, 2004

10  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

AN INTERNATIONAL BOND FUND

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

•	The Fund seeks maximum total return, consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Class A shares returned 1.07% for the six-month period ended September 30, 2004, outperforming the 1.03% return of the Fund’s benchmark, the J.P. Morgan Global Index (Hedged).

•	Despite a surge in Treasuries during the third quarter, an underweight to U.S. duration over the period contributed to the Fund’s outperformance, as yields rose in the second quarter due to strong growth and fears of aggressive tightening by the Federal Reserve.

•	An overweight to Euroland duration relative to the benchmark was positive as yields fell in response to slowing growth.

•	Tactical strategies to exploit wider swap spreads in the U.S., Europe, and Japan detracted from performance as swap spreads narrowed due to falling yields.

•	Currency strategies detracted from performance. The yen and Canadian dollar retreated as rising U.S. rates forced market participants to unwind leveraged strategies.

•	Real return bonds continued to outperform in 2004, adding value versus like-duration nominal bonds, as real yields fell.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar Hedged) Class A	1.07%	3.45%	7.02%	—	7.67%
PIMCO Global Bond Fund (U.S. Dollar Hedged) Class A (adjusted)	–3.48%	–1.20%	6.04%	—	7.12%
PIMCO Global Bond Fund (U.S. Dollar Hedged) Class B	0.69%	2.68%	6.22%	—	7.02%
PIMCO Global Bond Fund (U.S. Dollar Hedged) Class B (adjusted)	–4.31%	–2.29%	5.91%	—	7.02%
PIMCO Global Bond Fund (U.S. Dollar Hedged) Class C (adjusted)	–0.31%	1.68%	6.22%	—	6.85%
J.P. Morgan Global Index (Hedged)	1.03%	3.01%	6.16%	—	—
Lipper Global Income Fund Average	0.36%	5.82%	6.67%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,010.70	$1,006.90	$1,006.90	$1,020.31	$1,016.55	$1,016.55
Expenses Paid During Period	$4.79	$8.55	$8.55	$4.81	$8.59	$8.59

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Global Bond (US Hedged) Share Class A	Global Bond (US Hedged) Share Class B	Global Bond (US Hedged) Share Class C	J.P. Morgan Global Index (Hedged)
10/31/1995	9,550	10,000	10,000	10,000
11/30/1995	9,869	10,334	10,334	10,193
12/31/1995	10,030	10,502	10,502	10,305
01/31/1996	10,220	10,702	10,702	10,408
02/29/1996	10,026	10,499	10,499	10,260
03/31/1996	10,045	10,512	10,512	10,282
04/30/1996	10,170	10,625	10,625	10,339
05/31/1996	10,162	10,606	10,596	10,380
06/30/1996	10,256	10,677	10,677	10,477
07/31/1996	10,299	10,718	10,718	10,535
08/31/1996	10,552	10,964	10,964	10,621
09/30/1996	10,799	11,214	11,214	10,824
10/31/1996	11,031	11,458	11,448	11,018
11/30/1996	11,303	11,724	11,724	11,224
12/31/1996	11,274	11,697	11,686	11,197
01/31/1997	11,370	11,778	11,778	11,292
02/28/1997	11,448	11,852	11,852	11,342
03/31/1997	11,290	11,681	11,681	11,259
04/30/1997	11,424	11,812	11,812	11,396
05/31/1997	11,514	11,896	11,896	11,473
06/30/1997	11,710	12,092	12,092	11,641
07/31/1997	11,954	12,335	12,335	11,889
08/31/1997	11,910	12,282	12,282	11,849
09/30/1997	12,131	12,502	12,503	12,049
10/31/1997	11,989	12,347	12,348	12,182
11/30/1997	12,074	12,427	12,428	12,259
12/31/1997	12,208	12,558	12,559	12,410
01/31/1998	12,318	12,665	12,664	12,585
02/28/1998	12,389	12,729	12,729	12,636
03/31/1998	12,556	12,893	12,893	12,720
04/30/1998	12,610	12,941	12,941	12,782
05/31/1998	12,677	13,002	13,002	12,941
06/30/1998	12,734	13,053	13,049	13,033
07/31/1998	12,888	13,201	13,197	13,116
08/31/1998	12,750	13,052	13,048	13,416
09/30/1998	13,034	13,337	13,333	13,690
10/31/1998	12,818	13,106	13,102	13,729
11/30/1998	12,986	13,269	13,264	13,828
12/31/1998	13,097	13,373	13,369	13,831
01/31/1999	13,388	13,662	13,658	13,969
02/28/1999	13,182	13,445	13,441	13,781
03/31/1999	13,264	13,520	13,516	13,910
04/30/1999	13,390	13,641	13,636	14,040
05/31/1999	13,184	13,422	13,418	13,953
06/30/1999	13,021	13,249	13,245	13,796
07/31/1999	13,008	13,227	13,223	13,769
08/31/1999	12,948	13,158	13,154	13,782
09/30/1999	13,012	13,215	13,210	13,852
10/31/1999	13,046	13,241	13,237	13,878
11/30/1999	13,025	13,212	13,208	13,924
12/31/1999	13,080	13,259	13,255	13,924
01/31/2000	13,021	13,192	13,188	13,932
02/29/2000	13,173	13,338	13,334	14,073
03/31/2000	13,354	13,513	13,509	14,306
04/30/2000	13,372	13,524	13,519	14,338
05/31/2000	13,418	13,560	13,556	14,423
06/30/2000	13,563	13,697	13,693	14,549
07/31/2000	13,672	13,800	13,796	14,660
08/31/2000	13,707	13,826	13,822	14,728
09/30/2000	13,862	13,974	13,970	14,814
10/31/2000	13,900	14,004	13,999	14,939
11/30/2000	14,063	14,159	14,154	15,221
12/31/2000	14,229	14,316	14,312	15,428
01/31/2001	14,529	14,610	14,605	15,590
02/28/2001	14,657	14,729	14,725	15,742
03/31/2001	14,881	14,946	14,941	15,839
04/30/2001	14,788	14,843	14,838	15,699
05/31/2001	14,842	14,887	14,883	15,769
06/30/2001	14,789	14,825	14,820	15,857
07/31/2001	15,216	15,244	15,239	16,077
08/31/2001	15,361	15,378	15,374	16,238
09/30/2001	15,461	15,469	15,464	16,353
10/31/2001	15,890	15,890	15,885	16,699
11/30/2001	15,771	15,760	15,755	16,527
12/31/2001	15,707	15,684	15,681	16,377
01/31/2002	15,779	15,747	15,743	16,423
02/28/2002	15,855	15,814	15,809	16,480
03/31/2002	15,688	15,639	15,634	16,299
04/30/2002	15,920	15,859	15,854	16,512
05/31/2002	15,965	15,894	15,888	16,554
06/30/2002	16,109	16,028	16,021	16,774
07/31/2002	16,250	16,159	16,153	17,000
08/31/2002	16,421	16,319	16,312	17,255
09/30/2002	16,672	16,559	16,552	17,527
10/31/2002	16,664	16,541	16,534	17,465
11/30/2002	16,747	16,624	16,607	17,443
12/31/2002	17,095	16,969	16,941	17,752
01/31/2003	17,273	17,146	17,105	17,839
02/28/2003	17,522	17,393	17,341	18,017
03/31/2003	17,454	17,325	17,263	17,977
04/30/2003	17,529	17,399	17,327	18,031
05/31/2003	17,811	17,680	17,595	18,384
06/30/2003	17,741	17,611	17,518	18,281
07/31/2003	17,390	17,262	17,161	17,917
08/31/2003	17,376	17,248	17,137	17,849
09/30/2003	17,660	17,529	17,406	18,134
10/31/2003	17,485	17,356	17,223	17,937
11/30/2003	17,516	17,387	17,243	17,955
12/31/2003	17,698	17,568	17,411	18,123
01/31/2004	17,774	17,643	17,473	18,223
02/29/2004	17,970	17,837	17,655	18,410
03/31/2004	18,076	17,943	17,749	18,491
04/30/2004	17,928	17,796	17,591	18,235
05/31/2004	17,904	17,772	17,557	18,195
06/30/2004	17,915	17,783	17,557	18,197
07/31/2004	17,989	17,856	17,619	18,295
08/31/2004	18,221	18,086	17,836	18,586
09/30/2004	18,268	18,133	17,871	18,680

Country Allocation*

United States	30.4%
Germany	16.7%
Short-Term Instruments	15.7%
United Kingdom	8.1%
Japan	7.9%
France	5.3%
Italy	4.2%
Canada	3.3%
Other	8.4%

*	% of total investments as of Sept. 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  11

A MORTGAGE-BACKED BOND FUND

PIMCO GNMA Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	The Fund’s Class A shares returned 1.31% for the six-month period ended September 30, 2004, slightly underperforming the 1.50% return of the Fund’s benchmark, the Lehman Brothers GNMA Index.

•	The Fund is neither sponsored by nor affiliated with GNMA.

•	The Fund kept duration below the Index for most of the period, given the longer-term risks of inflation and rate increases. This strategy was positive as interest rates rose, but the strategy was negative during the last three months as interest rates fell.

•	An underweight to 15-year mortgage-backed securities helped returns as these securities underperformed their 30-year counterparts.

•	An underweight to 30-year issues was a drag on performance as this sector continued to perform well on a duration adjusted basis.

•	An underweight to 30-year 5.0% securities was negative for performance.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (07/31/97)
PIMCO GNMA Fund Class A	1.31%	3.71%	7.24%	—	6.86%
PIMCO GNMA Fund Class A (adjusted)	–3.22%	–0.95%	6.25%	—	6.18%
PIMCO GNMA Fund Class B	0.93%	2.94%	6.40%	—	6.06%
PIMCO GNMA Fund Class B (adjusted)	–4.07%	–2.06%	6.09%	—	6.06%
PIMCO GNMA Fund Class C (adjusted)	–0.07%	1.94%	6.41%	—	6.05%
Lehman Brothers GNMA Index	1.50%	4.16%	6.84%	—	—
Lipper GNMA Fund Average	0.87%	2.82%	6.02%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,013.10	$1,009.30	$1,009.30	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period	$4.54	$8.31	$8.31	$4.56	$8.34	$8.34

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	GNMA Share Class A	GNMA Share Class B	GNMA Share Class C	Lehman Brothers GNMA Index
07/31/1997	9,700	10,000	10,000	10,000
08/31/1997	9,732	10,027	10,027	9,979
09/30/1997	9,910	10,204	10,204	10,111
10/31/1997	10,000	10,290	10,290	10,217
11/30/1997	10,021	10,306	10,306	10,248
12/31/1997	10,107	10,387	10,387	10,340
01/31/1998	10,185	10,461	10,461	10,440
02/28/1998	10,231	10,503	10,503	10,464
03/31/1998	10,241	10,507	10,507	10,508
04/30/1998	10,274	10,534	10,534	10,569
05/31/1998	10,348	10,604	10,604	10,641
06/30/1998	10,423	10,674	10,674	10,686
07/31/1998	10,451	10,696	10,696	10,746
08/31/1998	10,580	10,821	10,821	10,831
09/30/1998	10,705	10,942	10,942	10,959
10/31/1998	10,655	10,883	10,883	10,949
11/30/1998	10,611	10,832	10,832	11,011
12/31/1998	10,680	10,896	10,896	11,057
01/31/1999	10,757	10,968	10,968	11,135
02/28/1999	10,658	10,861	10,861	11,100
03/31/1999	10,783	10,981	10,981	11,167
04/30/1999	10,832	11,024	11,024	11,221
05/31/1999	10,905	11,091	11,091	11,164
06/30/1999	10,884	11,063	11,063	11,120
07/31/1999	10,892	11,065	11,065	11,047
08/31/1999	10,888	11,052	11,052	11,043
09/30/1999	11,005	11,165	11,165	11,221
10/31/1999	11,036	11,190	11,190	11,287
11/30/1999	11,026	11,172	11,172	11,292
12/31/1999	10,942	11,080	11,080	11,270
01/31/2000	11,040	11,172	11,172	11,168
02/29/2000	11,122	11,249	11,249	11,311
03/31/2000	11,295	11,416	11,416	11,489
04/30/2000	11,270	11,384	11,384	11,479
05/31/2000	11,283	11,389	11,389	11,521
06/30/2000	11,411	11,511	11,511	11,733
07/31/2000	11,485	11,579	11,579	11,795
08/31/2000	11,588	11,675	11,675	11,974
09/30/2000	11,668	11,749	11,749	12,085
10/31/2000	11,772	11,846	11,846	12,174
11/30/2000	12,036	12,103	12,103	12,346
12/31/2000	12,166	12,223	12,223	12,521
01/31/2001	12,361	12,408	12,408	12,725
02/28/2001	12,586	12,624	12,624	12,783
03/31/2001	12,720	12,749	12,749	12,859
04/30/2001	12,719	12,736	12,736	12,881
05/31/2001	12,853	12,859	12,859	12,988
06/30/2001	12,971	12,961	12,968	13,026
07/31/2001	13,270	13,266	13,272	13,249
08/31/2001	13,373	13,349	13,356	13,345
09/30/2001	13,560	13,527	13,533	13,527
10/31/2001	13,718	13,676	13,682	13,707
11/30/2001	13,629	13,577	13,584	13,593
12/31/2001	13,594	13,534	13,540	13,552
01/31/2002	13,739	13,670	13,677	13,687
02/28/2002	13,874	13,796	13,803	13,827
03/31/2002	13,728	13,642	13,648	13,696
04/30/2002	13,975	13,879	13,886	13,937
05/31/2002	14,058	13,951	13,958	14,029
06/30/2002	14,177	14,061	14,068	14,141
07/31/2002	14,352	14,224	14,232	14,306
08/31/2002	14,488	14,350	14,357	14,407
09/30/2002	14,569	14,421	14,429	14,525
10/31/2002	14,591	14,433	14,442	14,572
11/30/2002	14,616	14,449	14,457	14,585
12/31/2002	14,756	14,579	14,588	14,730
01/31/2003	14,778	14,592	14,601	14,768
02/28/2003	14,851	14,655	14,663	14,843
03/31/2003	14,849	14,646	14,655	14,853
04/30/2003	14,916	14,703	14,712	14,889
05/31/2003	14,941	14,718	14,727	14,889
06/30/2003	14,994	14,760	14,769	14,935
07/31/2003	14,703	14,464	14,472	14,688
08/31/2003	14,835	14,585	14,594	14,784
09/30/2003	15,052	14,789	14,798	14,997
10/31/2003	15,011	14,739	14,748	14,958
11/30/2003	15,092	14,810	14,819	15,009
12/31/2003	15,189	14,896	14,903	15,150
01/31/2004	15,280	14,976	14,984	15,226
02/29/2004	15,381	15,066	15,074	15,327
03/31/2004	15,408	15,084	15,092	15,390
04/30/2004	15,214	14,884	14,892	15,148
05/31/2004	15,179	14,839	14,848	15,116
06/30/2004	15,299	14,947	14,956	15,251
07/31/2004	15,411	15,046	15,055	15,374
08/31/2004	15,580	15,211	15,211	15,588
09/30/2004	15,610	15,240	15,231	15,621

Sector Breakdown*

U.S. Government Agencies	62.4%
Short-Term Instruments	35.7%
Other	1.9%

*	% of total investments as of Sept. 30, 2004

12  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

A HIGH YIELD BOND FUND

PIMCO High Yield Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class A shares returned 3.85% for the six-month period ended September 30, 2004, outperforming the 3.60% return of the Fund’s benchmark, the Merrill Lynch U.S. High Yield BB-B Rated Index.

•	An overweight to the energy sector, which surpassed most other industries during the six- month period, added to returns.

•	A focus on issues of pipeline companies, which outperformed the overall high yield market by over 5% during the period, contributed significantly to outperformance.

•	An underweight to consumer cyclicals, which were among the worst-performing sectors, led lower by the automotive and auto parts sectors, was a boost to returns.

•	An underweight to the air transportation sector and an emphasis on higher quality secured issues contributed to relative performance. The air transportation sector was the worst performer due to high fuel costs and the threat of terrorism.

•	While an overweight to telecoms was a detriment to performance, as these bonds underperformed the benchmark during the period, exposure to large-cap companies was positive for security selection.

•	An underweight to metals and mining, the top-performing sector over the period, hindered performance.

•	As the chemicals sector outperformed the benchmark by 2.75%, an underweight to this sector also hurt performance.

•	Despite the outperformance of Brazil, one of our core emerging market holdings, the overall asset class underperformed high yields and was a slight burden on returns.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (12/15/92)
PIMCO High Yield Fund Class A	3.85%	10.46%	6.09%	8.12%	8.51%
PIMCO High Yield Fund Class A (adjusted)	–0.82%	5.49%	5.11%	7.63%	8.09%
PIMCO High Yield Fund Class B	3.47%	9.63%	5.30%	7.57%	8.04%
PIMCO High Yield Fund Class B (adjusted)	–1.53%	4.63%	5.00%	7.57%	8.04%
PIMCO High Yield Fund Class C (adjusted)	2.47%	8.64%	5.30%	7.33%	7.72%
Merrill Lynch U.S. High Yield BB-B Rated Index	3.60%	11.78%	5.80%	7.71%	—
Lipper High Current Yield Fund Average	3.43%	11.26%	4.48%	5.74%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,038.50	$1,034.70	$1,034.70	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period	$4.60	$8.42	$8.42	$4.56	$8.34	$8.34

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	High Yield Share Class A	High Yield Share Class B	High Yield Share Class C	Merrill Lynch U.S. High Yield BB-B Rated Index
12/31/1992	9,550	10,000	10,000	10,000
01/31/1993	9,764	10,218	10,218	10,241
02/28/1993	9,941	10,398	10,398	10,432
03/31/1993	10,138	10,597	10,597	10,611
04/30/1993	10,243	10,700	10,700	10,687
05/31/1993	10,315	10,769	10,769	10,824
06/30/1993	10,592	11,052	11,052	11,026
07/31/1993	10,664	11,120	11,120	11,132
08/31/1993	10,780	11,235	11,235	11,234
09/30/1993	10,831	11,281	11,281	11,289
10/31/1993	11,118	11,573	11,573	11,501
11/30/1993	11,200	11,652	11,652	11,554
12/31/1993	11,293	11,742	11,742	11,664
01/31/1994	11,530	11,981	11,981	11,910
02/28/1994	11,525	11,969	11,969	11,820
03/31/1994	11,177	11,601	11,601	11,438
04/30/1994	11,076	11,489	11,489	11,302
05/31/1994	11,154	11,562	11,562	11,258
06/30/1994	11,166	11,567	11,567	11,299
07/31/1994	11,267	11,666	11,666	11,383
08/31/1994	11,359	11,753	11,753	11,459
09/30/1994	11,434	11,824	11,824	11,452
10/31/1994	11,436	11,819	11,819	11,481
11/30/1994	11,387	11,761	11,761	11,389
12/31/1994	11,520	11,892	11,892	11,523
01/31/1995	11,629	11,997	11,997	11,699
02/28/1995	11,945	12,315	12,315	12,062
03/31/1995	12,115	12,484	12,484	12,224
04/30/1995	12,376	12,746	12,746	12,506
05/31/1995	12,731	13,104	13,104	12,904
06/30/1995	12,832	13,200	13,200	13,009
07/31/1995	13,000	13,365	13,365	13,138
08/31/1995	13,096	13,456	13,456	13,240
09/30/1995	13,275	13,634	13,634	13,394
10/31/1995	13,465	13,822	13,822	13,510
11/30/1995	13,625	13,978	13,978	13,646
12/31/1995	13,852	14,202	14,202	13,866
01/31/1996	14,072	14,419	14,419	14,070
02/29/1996	14,083	14,422	14,422	14,070
03/31/1996	13,968	14,295	14,295	14,025
04/30/1996	14,025	14,345	14,345	14,021
05/31/1996	14,068	14,381	14,381	14,112
06/30/1996	14,122	14,427	14,427	14,204
07/31/1996	14,243	14,542	14,542	14,295
08/31/1996	14,471	14,766	14,766	14,437
09/30/1996	14,804	15,097	15,097	14,760
10/31/1996	14,948	15,236	15,236	14,942
11/30/1996	15,267	15,554	15,554	15,242
12/31/1996	15,416	15,696	15,696	15,355
01/31/1997	15,570	15,837	15,842	15,478
02/28/1997	15,805	16,067	16,071	15,689
03/31/1997	15,593	15,842	15,846	15,466
04/30/1997	15,755	15,997	16,002	15,623
05/31/1997	16,110	16,346	16,351	15,950
06/30/1997	16,343	16,573	16,578	16,198
07/31/1997	16,760	16,984	16,989	16,652
08/31/1997	16,750	16,962	16,967	16,613
09/30/1997	17,026	17,232	17,237	16,891
10/31/1997	17,038	17,232	17,237	16,976
11/30/1997	17,197	17,381	17,387	17,130
12/31/1997	17,386	17,562	17,567	17,310
01/31/1998	17,680	17,847	17,852	17,565
02/28/1998	17,770	17,927	17,932	17,647
03/31/1998	17,903	18,051	18,056	17,798
04/30/1998	17,943	18,080	18,085	17,871
05/31/1998	18,029	18,156	18,161	17,994
06/30/1998	18,157	18,272	18,279	18,096
07/31/1998	18,344	18,447	18,454	18,209
08/31/1998	17,603	17,691	17,698	17,404
09/30/1998	17,821	17,898	17,905	17,523
10/31/1998	17,639	17,705	17,712	17,186
11/30/1998	18,378	18,436	18,443	17,989
12/31/1998	18,452	18,497	18,504	17,981
01/31/1999	18,690	18,724	18,731	18,180
02/28/1999	18,531	18,554	18,561	18,060
03/31/1999	18,679	18,689	18,697	18,263
04/30/1999	18,985	18,984	18,992	18,531
05/31/1999	18,617	18,605	18,612	18,342
06/30/1999	18,608	18,584	18,592	18,307
07/31/1999	18,652	18,618	18,625	18,334
08/31/1999	18,574	18,528	18,536	18,182
09/30/1999	18,580	18,523	18,530	18,155
10/31/1999	18,552	18,484	18,491	18,087
11/30/1999	18,802	18,722	18,730	18,304
12/31/1999	18,894	18,803	18,810	18,445
01/31/2000	18,804	18,713	18,709	18,356
02/29/2000	18,843	18,752	18,739	18,364
03/31/2000	18,463	18,373	18,347	18,081
04/30/2000	18,498	18,408	18,371	18,098
05/31/2000	18,400	18,310	18,262	17,907
06/30/2000	18,746	18,655	18,595	18,299
07/31/2000	18,888	18,796	18,725	18,390
08/31/2000	19,154	19,061	18,978	18,602
09/30/2000	19,091	18,999	18,902	18,437
10/31/2000	18,696	18,605	18,499	17,896
11/30/2000	18,337	18,248	18,133	17,265
12/31/2000	18,733	18,642	18,514	17,731
01/31/2001	19,499	19,405	19,260	18,839
02/28/2001	19,700	19,605	19,447	19,071
03/31/2001	19,464	19,369	19,200	18,725
04/30/2001	19,314	19,220	19,040	18,536
05/31/2001	19,528	19,433	19,240	18,818
06/30/2001	19,218	19,125	18,921	18,382
07/31/2001	19,512	19,417	19,197	18,655
08/31/2001	19,674	19,578	19,343	18,818
09/30/2001	18,879	18,787	18,552	17,681
10/31/2001	19,292	19,199	18,945	18,256
11/30/2001	19,630	19,535	19,265	18,855
12/31/2001	19,593	19,498	19,217	18,688
01/31/2002	19,628	19,533	19,240	18,780
02/28/2002	19,432	19,337	19,036	18,606
03/31/2002	19,595	19,500	19,185	19,008
04/30/2002	19,765	19,669	19,340	19,257
05/31/2002	19,599	19,504	19,164	19,221
06/30/2002	18,613	18,523	18,189	17,824
07/31/2002	17,539	17,454	17,128	17,131
08/31/2002	18,250	18,161	17,810	17,671
09/30/2002	17,797	17,711	17,358	17,403
10/31/2002	17,931	17,844	17,477	17,244
11/30/2002	19,032	18,939	18,538	18,247
12/31/2002	19,353	19,259	18,839	18,446
01/31/2003	19,833	19,737	19,293	18,859
02/28/2003	20,125	20,027	19,565	19,077
03/31/2003	20,614	20,514	20,028	19,510
04/30/2003	21,647	21,542	21,020	20,450
05/31/2003	21,859	21,753	21,211	20,587
06/30/2003	22,283	22,175	21,610	21,117
07/31/2003	21,775	21,669	21,104	20,766
08/31/2003	22,119	22,011	21,423	21,004
09/30/2003	22,605	22,496	21,881	21,526
10/31/2003	23,008	22,896	22,255	21,919
11/30/2003	23,222	23,109	22,451	22,199
12/31/2003	23,846	23,731	23,042	22,679
01/31/2004	24,044	23,928	23,217	22,971
02/29/2004	23,924	23,808	23,087	23,021
03/31/2004	24,041	23,925	23,186	23,225
04/30/2004	23,808	23,693	22,947	23,029
05/31/2004	23,470	23,356	22,608	22,660
06/30/2004	23,747	23,632	22,861	22,947
07/31/2004	24,115	23,998	23,199	23,309
08/31/2004	24,607	24,488	23,659	23,742
09/30/2004	24,969	24,848	23,992	24,062

Sector Breakdown*

Industrials	53.7%
Utilities	14.5%
Banking & Finance	9.0%
Short-Term Instruments	6.7%
Sovereign Issues	6.6%
Foreign Currency-Denominated Issues	4.3%
Asset-Backed Securities	3.4%
Other	1.8%

*	% of total investments as of Sept. 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  13

AN INTERMEDIATE DURATION BOND FUND

PIMCO Investment Grade Corporate Bond Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities.

•	The Fund’s Class A shares returned 0.62% for the six-month period ended September 30, 2004, slightly underperforming the 0.64% return of the Fund’s benchmark, the Lehman Brothers Credit Investment Grade Index.

•	Below-Index duration helped Fund returns as interest rates increased early in the period.

•	A near-Index quality profile was neutral for performance; however, small positions to below investment grade holdings added to returns.

•	Modest exposure to Treasuries detracted slightly from performance as the Treasury sector underperformed the overall investment grade corporate market.

•	Overweighting the electric utilities industry boosted returns as this corporate sector has benefited from a number of factors. Credit quality improved as rating upgrades have outpaced downgrades. Light new issuance has created favorable market technicals, while a macroeconomic environment that was positive for non-cyclicals.

•	Though faced with difficult technicals early in the period, a small tactical allocation to emerging markets bonds added value as a benign rate environment and improving credit qualities boosted demand for the sector.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Class A	0.62%	5.51%	—	—	10.08%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	–3.90%	0.76%	—	—	8.94%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	–0.75%	3.71%	—	—	9.26%
Lehman Brothers Credit Investment Grade Index	0.64%	4.44%	—	—	—
Lipper Intermediate Investment Grade Debt Fund Average	0.41%	3.23%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A Shares and 1% CDSC on C Shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (07/30/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,034.60	$1,032.60	$1,007.08	$1,005.78
Expenses Paid During Period	$1.58	$2.89	$1.56	$2.86

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since the Fund’s Class A and Class C shares commenced operations on 07/30/04).

Change in Value  For periods ended 09/30/04

MONTH	Investment Grade Income Class A	Investment Grade Income Class C	Lehman Brothers Credit Investment Grade Index
04/30/2000	10,000	10,000	10,000
05/31/2000	10,026	10,019	9,963
06/30/2000	10,250	10,236	10,213
07/31/2000	10,357	10,338	10,337
08/31/2000	10,515	10,488	10,471
09/30/2000	10,578	10,544	10,527
10/31/2000	10,614	10,574	10,537
11/30/2000	10,825	10,778	10,674
12/31/2000	11,099	11,044	10,881
01/31/2001	11,251	11,188	11,179
02/28/2001	11,434	11,364	11,277
03/31/2001	11,458	11,381	11,346
04/30/2001	11,328	11,245	11,306
05/31/2001	11,425	11,335	11,410
06/30/2001	11,435	11,338	11,467
07/31/2001	11,848	11,741	11,766
08/31/2001	12,054	11,937	11,924
09/30/2001	11,900	11,777	11,906
10/31/2001	12,142	12,008	12,201
11/30/2001	12,087	11,946	12,095
12/31/2001	12,058	11,909	12,012
01/31/2002	12,106	11,950	12,114
02/28/2002	12,213	12,048	12,206
03/31/2002	12,137	11,966	11,980
04/30/2002	12,353	12,172	12,146
05/31/2002	12,396	12,207	12,307
06/30/2002	12,432	12,235	12,327
07/31/2002	12,313	12,110	12,321
08/31/2002	12,788	12,571	12,640
09/30/2002	12,745	12,520	12,880
10/31/2002	12,835	12,600	12,731
11/30/2002	13,017	12,772	12,896
12/31/2002	13,386	13,124	13,276
01/31/2003	13,477	13,206	13,319
02/28/2003	13,727	13,445	13,585
03/31/2003	13,765	13,472	13,595
04/30/2003	14,122	13,812	13,847
05/31/2003	14,594	14,265	14,283
06/30/2003	14,558	14,221	14,248
07/31/2003	13,843	13,514	13,641
08/31/2003	13,991	13,651	13,748
09/30/2003	14,496	14,134	14,228
10/31/2003	14,406	14,037	14,076
11/30/2003	14,493	14,112	14,141
12/31/2003	14,716	14,321	14,298
01/31/2004	14,861	14,455	14,443
02/29/2004	15,040	14,619	14,624
03/31/2004	15,198	14,764	14,766
04/30/2004	14,725	14,295	14,301
05/31/2004	14,582	14,147	14,200
06/30/2004	14,654	14,208	14,260
07/31/2004	14,829	14,370	14,436
08/31/2004	15,203	14,719	14,777
09/30/2004	15,291	14,797	14,860

Sector Breakdown*

Banking & Finance	40.8%
Industrials	27.6%
Utilities	13.1%
Short-Term Instruments	11.7%
Other	6.8%

*	% of total investments as of Sept. 30, 2004

14  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

A LONG DURATION BOND FUND

PIMCO Long-Term U.S. Government Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Fund’s Class A shares returned -0.03% for the six-month period ended September 30, 2004, underperforming the 0.81% return of the Fund’s benchmark, the Lehman Brothers Long-Term Treasury Index.

•	The Fund’s emphasis on the intermediate portion of the yield curve produced very different results during the two quarters. Performance was weighed upon during the second quarter, as rates increased significantly following positive jobs data. However, an easing of rates in this range during the third quarter offset some of these losses.

•	A focus on high quality, long maturity agency debt was a modest boost to relative performance as this sector outperformed Treasuries of similar duration.

•	Exposure to longer duration structured mortgages was a positive for relative performance. These securities outperformed comparable Treasuries as low volatility and strong bank demand supported the asset class.

•	Despite outperforming Treasuries during the third quarter, a modest allocation to TIPS was a slight negative for performance as they underperformed comparable Treasuries over the entire six-month period.

•	A minimal allocation to long duration corporates boosted relative returns, as spread compression continued on the back of improving credit fundamentals and corporate upgrade announcements.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Class A	–0.03%	4.99%	9.80%	9.91%	10.26%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	–4.53%	0.27%	8.79%	9.40%	9.87%
PIMCO Long-Term U.S. Government Fund Class B	–0.40%	4.21%	8.99%	9.32%	9.83%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	–5.33%	–0.78%	8.70%	9.32%	9.83%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	–1.39%	3.22%	8.98%	9.09%	9.45%
Lehman Brothers Long-Term Treasury Index	0.81%	4.95%	9.29%	9.61%	—
Lipper General U.S. Government Fund Average	0.07%	2.19%	6.18%	6.40%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$999.70	$996.00	$996.00	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period	$4.51	$8.26	$8.26	$4.56	$8.34	$8.34

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Long-Term U.S. Gov Share Class A	Long-Term U.S. Gov Share Class B	Long-Term U.S. Gov Share Class C	Lehman Brothers Long- Term Treasury Index
06/30/1991	9,550	10,000	10,000	10,000
07/31/1991	9,678	10,128	10,128	10,149
08/31/1991	10,051	10,511	10,511	10,499
09/30/1991	10,385	10,855	10,855	10,830
10/31/1991	10,435	10,900	10,900	10,854
11/30/1991	10,572	11,037	11,037	10,914
12/31/1991	11,265	11,755	11,755	11,565
01/31/1992	10,944	11,413	11,413	11,202
02/29/1992	10,997	11,462	11,462	11,268
03/31/1992	10,958	11,416	11,416	11,144
04/30/1992	10,901	11,350	11,350	11,133
05/31/1992	11,287	11,745	11,745	11,442
06/30/1992	11,447	11,906	11,906	11,608
07/31/1992	11,986	12,458	12,458	12,091
08/31/1992	12,223	12,697	12,697	12,175
09/30/1992	12,436	12,911	12,911	12,367
10/31/1992	12,123	12,579	12,579	12,107
11/30/1992	12,247	12,701	12,701	12,153
12/31/1992	12,567	13,025	13,025	12,486
01/31/1993	12,898	13,361	13,361	12,842
02/28/1993	13,413	13,886	13,886	13,271
03/31/1993	13,482	13,948	13,948	13,304
04/30/1993	13,583	14,046	14,046	13,407
05/31/1993	13,632	14,088	14,088	13,451
06/30/1993	14,304	14,776	14,776	14,020
07/31/1993	14,508	14,978	14,978	14,246
08/31/1993	15,058	15,538	15,538	14,818
09/30/1993	15,103	15,577	15,577	14,870
10/31/1993	15,177	15,644	15,644	14,977
11/30/1993	14,761	15,208	15,208	14,594
12/31/1993	14,856	15,296	15,296	14,640
01/31/1994	15,191	15,632	15,632	14,992
02/28/1994	14,593	15,009	15,009	14,377
03/31/1994	13,995	14,383	14,383	13,746
04/30/1994	13,751	14,124	14,124	13,584
05/31/1994	13,703	14,066	14,066	13,494
06/30/1994	13,619	13,972	13,972	13,366
07/31/1994	13,953	14,304	14,304	13,819
08/31/1994	13,980	14,321	14,321	13,717
09/30/1994	13,539	13,860	13,860	13,285
10/31/1994	13,446	13,755	13,755	13,238
11/30/1994	13,400	13,700	13,700	13,316
12/31/1994	13,702	13,999	13,999	13,521
01/31/1995	14,055	14,350	14,350	13,869
02/28/1995	14,537	14,833	14,833	14,263
03/31/1995	14,701	14,992	14,992	14,385
04/30/1995	14,948	15,235	15,235	14,641
05/31/1995	16,089	16,387	16,387	15,764
06/30/1995	16,268	16,561	16,561	15,947
07/31/1995	15,981	16,259	16,259	15,692
08/31/1995	16,338	16,612	16,612	16,041
09/30/1995	16,686	16,956	16,956	16,336
10/31/1995	17,091	17,359	17,359	16,793
11/30/1995	17,506	17,771	17,771	17,213
12/31/1995	17,960	18,220	18,220	17,671
01/31/1996	17,983	18,233	18,233	17,671
02/29/1996	17,140	17,369	17,369	16,817
03/31/1996	16,819	17,034	17,034	16,483
04/30/1996	16,441	16,640	16,640	16,207
05/31/1996	16,457	16,645	16,645	16,123
06/30/1996	16,783	16,963	16,963	16,467
07/31/1996	16,723	16,892	16,892	16,473
08/31/1996	16,601	16,758	16,758	16,267
09/30/1996	17,057	17,208	17,208	16,716
10/31/1996	17,784	17,929	17,929	17,373
11/30/1996	18,447	18,587	18,587	17,953
12/31/1996	18,017	18,142	18,142	17,517
01/31/1997	17,924	18,026	18,043	17,393
02/28/1997	17,959	18,050	18,068	17,400
03/31/1997	17,507	17,586	17,602	16,954
04/30/1997	17,897	17,966	17,980	17,363
05/31/1997	18,103	18,161	18,176	17,557
06/30/1997	18,454	18,503	18,518	17,896
07/31/1997	19,473	19,513	19,527	18,947
08/31/1997	18,976	19,002	19,017	18,420
09/30/1997	19,466	19,481	19,497	18,927
10/31/1997	20,122	20,124	20,140	19,564
11/30/1997	20,307	20,295	20,313	19,825
12/31/1997	20,648	20,621	20,640	20,158
01/31/1998	21,026	20,984	21,003	20,567
02/28/1998	20,877	20,823	20,842	20,419
03/31/1998	20,971	20,904	20,923	20,462
04/30/1998	21,084	21,004	21,023	20,537
05/31/1998	21,487	21,393	21,412	20,930
06/30/1998	21,983	21,874	21,892	21,415
07/31/1998	21,961	21,852	21,855	21,325
08/31/1998	22,881	22,768	22,757	22,287
09/30/1998	23,801	23,683	23,643	23,103
10/31/1998	23,149	23,034	22,981	22,754
11/30/1998	23,230	23,115	23,043	22,929
12/31/1998	23,337	23,221	23,133	22,881
01/31/1999	23,507	23,391	23,290	23,087
02/28/1999	22,435	22,324	22,214	21,951
03/31/1999	22,521	22,409	22,285	21,900
04/30/1999	22,548	22,436	22,296	21,931
05/31/1999	22,135	22,025	21,875	21,587
06/30/1999	21,922	21,814	21,652	21,358
07/31/1999	21,789	21,681	21,504	21,255
08/31/1999	21,612	21,505	21,317	21,173
09/30/1999	21,828	21,720	21,518	21,329
10/31/1999	21,868	21,759	21,544	21,342
11/30/1999	21,721	21,614	21,386	21,197
12/31/1999	21,389	21,283	21,044	20,881
01/31/2000	21,479	21,372	21,122	21,180
02/29/2000	22,121	22,011	21,741	21,819
03/31/2000	22,712	22,599	22,306	22,566
04/30/2000	22,578	22,466	22,161	22,385
05/31/2000	22,449	22,338	22,021	22,304
06/30/2000	23,129	23,014	22,675	22,788
07/31/2000	23,538	23,422	23,063	23,180
08/31/2000	24,059	23,939	23,559	23,709
09/30/2000	23,772	23,655	23,265	23,422
10/31/2000	24,184	24,064	23,653	23,787
11/30/2000	24,977	24,853	24,412	24,539
12/31/2000	25,641	25,514	25,045	25,116
01/31/2001	25,782	25,654	25,165	25,158
02/28/2001	26,282	26,152	25,638	25,589
03/31/2001	26,133	26,003	25,479	25,461
04/30/2001	25,346	25,220	24,697	24,768
05/31/2001	25,480	25,354	24,810	24,800
06/30/2001	25,692	25,564	25,001	25,014
07/31/2001	26,781	26,648	26,047	25,944
08/31/2001	27,365	27,229	26,596	26,499
09/30/2001	27,617	27,480	26,828	26,698
10/31/2001	28,898	28,755	28,056	28,009
11/30/2001	27,627	27,490	26,805	26,677
12/31/2001	26,950	26,816	26,132	26,176
01/31/2002	27,562	27,425	26,710	26,514
02/28/2002	27,903	27,765	27,022	26,821
03/31/2002	26,684	26,552	25,822	25,738
04/30/2002	27,874	27,736	26,959	26,716
05/31/2002	28,016	27,877	27,080	26,798
06/30/2002	28,560	28,418	27,589	27,280
07/31/2002	29,416	29,271	28,397	28,120
08/31/2002	30,584	30,433	29,505	29,349
09/30/2002	31,756	31,598	30,617	30,572
10/31/2002	30,774	30,622	29,653	29,694
11/30/2002	30,457	30,307	29,329	29,365
12/31/2002	31,910	31,752	30,708	30,568
01/31/2003	31,687	31,530	30,475	30,465
02/28/2003	32,755	32,592	31,483	31,387
03/31/2003	32,355	32,195	31,080	30,992
04/30/2003	32,737	32,575	31,428	31,307
05/31/2003	34,390	34,220	32,994	33,067
06/30/2003	33,854	33,686	32,459	32,563
07/31/2003	30,820	30,668	29,531	29,651
08/31/2003	31,317	31,161	29,989	30,123
09/30/2003	33,174	33,009	31,749	31,692
10/31/2003	32,431	32,270	31,019	30,810
11/30/2003	32,570	32,409	31,134	30,959
12/31/2003	32,961	32,798	31,486	31,327
01/31/2004	33,472	33,306	31,952	31,865
02/29/2004	34,262	34,092	32,687	32,500
03/31/2004	34,844	34,671	33,219	32,993
04/30/2004	32,813	32,650	31,263	31,142
05/31/2004	32,426	32,265	30,875	30,989
06/30/2004	32,708	32,546	31,125	31,273
07/31/2004	33,385	33,219	31,751	31,801
08/31/2004	34,643	34,472	32,929	32,982
09/30/2004	34,834	34,661	33,090	33,260

Sector Breakdown*

U.S. Government Agencies	34.1%
Short-Term Instruments	28.9%
U.S. Treasury Obligations	13.9%
Mortgage-Backed Securities	8.5%
Corporate Bonds & Notes	8.1%
Other	6.5%

*	% of total investments as of Sept. 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  15

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class A shares returned 0.41% for the six-month period ended September 30, 2004, outperforming the -0.11% return of the Fund’s benchmark, the Merrill Lynch 1-3 Year Treasury Index.

•	The Fund’s duration was maintained near the benchmark during the period and did not have a significant effect on performance.

•	A broader maturity structure than the Index was positive for performance, as rates on maturities within the Index fared the worst.

•	Holdings of mortgages were positive for performance. Although mortgages suffered in April as rising rates caused mortgage durations to lengthen, their performance rebounded later in the period. Security selection within the sector further enhanced performance.

•	Corporate holdings were positive for returns. While the sector lagged Treasuries in the turbulent second quarter of the year, the spreads narrowed in the third quarter, boosting overall returns.

•	Exposure to short maturity Eurozone issues added to performance as Euroland bonds outpaced Treasuries amid expectations for slower growth.

•	Holdings of high quality emerging markets bonds added to returns. The sector sold off in the second quarter but outperformed most bond sectors, benefiting from continued improving country fundamentals and strong commodity prices.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (05/11/87)
PIMCO Low Duration Fund Class A	0.41%	1.56%	5.32%	5.92%	6.79%
PIMCO Low Duration Fund Class A (adjusted)	–2.60%	–1.48%	4.68%	5.60%	6.60%
PIMCO Low Duration Fund Class B	0.04%	0.80%	4.53%	5.36%	6.46%
PIMCO Low Duration Fund Class B (adjusted)	–4.94%	–4.17%	4.20%	5.36%	6.46%
PIMCO Low Duration Fund Class C (adjusted)	–0.83%	0.07%	4.80%	5.40%	6.26%
Merrill Lynch 1-3 Year Treasury Index	–0.11%	1.05%	5.05%	5.71%	—
Lipper Short Investment Grade Debt Fund Average	–0.03%	1.24%	4.73%	5.29%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,004.10	$1,000.40	$1,001.60	$1,020.56	$1,016.80	$1,018.05
Expenses Paid During Period	$4.52	$8.27	$7.02	$4.56	$8.34	$7.08

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.40% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Low Duration Share Class A	Low Duration Share Class B	Low Duration Share Class C	Merrill Lynch 1-3 Year Treasury Index
05/31/1987	9,700	10,000	10,000	10,000
06/30/1987	9,786	10,083	10,085	10,109
07/31/1987	9,819	10,109	10,114	10,158
08/31/1987	9,813	10,097	10,104	10,167
09/30/1987	9,785	10,063	10,072	10,127
10/31/1987	9,940	10,215	10,227	10,351
11/30/1987	10,048	10,320	10,334	10,414
12/31/1987	10,103	10,370	10,387	10,480
01/31/1988	10,266	10,531	10,550	10,648
02/29/1988	10,337	10,598	10,619	10,735
03/31/1988	10,398	10,653	10,677	10,756
04/30/1988	10,437	10,687	10,713	10,772
05/31/1988	10,457	10,700	10,728	10,756
06/30/1988	10,551	10,788	10,821	10,868
07/31/1988	10,603	10,835	10,869	10,876
08/31/1988	10,641	10,867	10,904	10,899
09/30/1988	10,735	10,956	10,996	11,026
10/31/1988	10,830	11,046	11,088	11,136
11/30/1988	10,840	11,050	11,094	11,106
12/31/1988	10,884	11,087	11,134	11,132
01/31/1989	10,970	11,168	11,217	11,219
02/28/1989	10,983	11,175	11,226	11,219
03/31/1989	11,021	11,206	11,260	11,270
04/30/1989	11,147	11,327	11,384	11,443
05/31/1989	11,372	11,548	11,608	11,614
06/30/1989	11,615	11,788	11,852	11,831
07/31/1989	11,781	11,948	12,015	12,006
08/31/1989	11,723	11,882	11,950	11,932
09/30/1989	11,778	11,929	12,000	12,003
10/31/1989	11,928	12,075	12,149	12,184
11/30/1989	12,032	12,172	12,250	12,299
12/31/1989	12,089	12,222	12,303	12,348
01/31/1990	12,077	12,202	12,284	12,358
02/28/1990	12,155	12,274	12,359	12,416
03/31/1990	12,216	12,328	12,416	12,457
04/30/1990	12,204	12,308	12,399	12,482
05/31/1990	12,405	12,502	12,597	12,673
06/30/1990	12,534	12,625	12,723	12,806
07/31/1990	12,667	12,750	12,853	12,966
08/31/1990	12,687	12,761	12,867	13,005
09/30/1990	12,752	12,819	12,927	13,111
10/31/1990	12,840	12,898	13,010	13,255
11/30/1990	12,988	13,039	13,155	13,386
12/31/1990	13,123	13,167	13,286	13,548
01/31/1991	13,238	13,275	13,398	13,672
02/28/1991	13,339	13,367	13,494	13,754
03/31/1991	13,447	13,468	13,598	13,846
04/30/1991	13,605	13,619	13,753	13,977
05/31/1991	13,706	13,711	13,849	14,062
06/30/1991	13,788	13,785	13,927	14,119
07/31/1991	13,936	13,924	14,070	14,242
08/31/1991	14,130	14,110	14,260	14,437
09/30/1991	14,309	14,280	14,436	14,593
10/31/1991	14,428	14,390	14,550	14,750
11/30/1991	14,578	14,531	14,695	14,903
12/31/1991	14,817	14,761	14,930	15,131
01/31/1992	14,824	14,759	14,932	15,107
02/29/1992	14,893	14,818	14,995	15,160
03/31/1992	14,895	14,813	14,992	15,154
04/30/1992	14,995	14,903	15,086	15,293
05/31/1992	15,142	15,040	15,228	15,432
06/30/1992	15,279	15,166	15,359	15,590
07/31/1992	15,476	15,353	15,551	15,765
08/31/1992	15,573	15,440	15,643	15,903
09/30/1992	15,723	15,579	15,786	16,055
10/31/1992	15,723	15,568	15,780	15,959
11/30/1992	15,726	15,562	15,777	15,933
12/31/1992	15,885	15,710	15,930	16,084
01/31/1993	16,029	15,842	16,067	16,251
02/28/1993	16,213	16,015	16,245	16,390
03/31/1993	16,299	16,090	16,325	16,439
04/30/1993	16,371	16,151	16,390	16,541
05/31/1993	16,384	16,154	16,397	16,495
06/30/1993	16,541	16,300	16,548	16,616
07/31/1993	16,593	16,339	16,591	16,655
08/31/1993	16,749	16,483	16,740	16,800
09/30/1993	16,807	16,530	16,792	16,855
10/31/1993	16,917	16,628	16,894	16,888
11/30/1993	16,927	16,628	16,898	16,892
12/31/1993	17,040	16,728	17,002	16,954
01/31/1994	17,127	16,801	17,081	17,063
02/28/1994	17,047	16,714	16,995	16,954
03/31/1994	16,966	16,624	16,907	16,870
04/30/1994	16,904	16,552	16,838	16,810
05/31/1994	16,878	16,517	16,806	16,834
06/30/1994	16,907	16,546	16,827	16,884
07/31/1994	17,057	16,693	16,970	17,029
08/31/1994	17,124	16,758	17,028	17,089
09/30/1994	17,091	16,726	16,989	17,050
10/31/1994	17,083	16,718	16,974	17,088
11/30/1994	17,080	16,714	16,964	17,012
12/31/1994	17,064	16,699	16,942	17,050
01/31/1995	17,216	16,848	17,086	17,288
02/28/1995	17,426	17,053	17,287	17,525
03/31/1995	17,491	17,117	17,344	17,623
04/30/1995	17,704	17,325	17,547	17,780
05/31/1995	18,019	17,634	17,852	18,091
06/30/1995	18,106	17,718	17,931	18,188
07/31/1995	18,106	17,718	17,924	18,263
08/31/1995	18,296	17,904	18,105	18,372
09/30/1995	18,453	18,058	18,253	18,461
10/31/1995	18,584	18,187	18,376	18,617
11/30/1995	18,794	18,392	18,576	18,782
12/31/1995	19,010	18,604	18,782	18,926
01/31/1996	19,143	18,734	18,906	19,087
02/29/1996	19,013	18,607	18,770	19,006
03/31/1996	18,998	18,592	18,747	18,989
04/30/1996	18,998	18,592	18,740	19,005
05/31/1996	19,009	18,603	18,744	19,044
06/30/1996	19,196	18,785	18,920	19,181
07/31/1996	19,253	18,841	18,969	19,256
08/31/1996	19,342	18,928	19,047	19,323
09/30/1996	19,609	19,189	19,302	19,498
10/31/1996	19,883	19,458	19,565	19,717
11/30/1996	20,144	19,713	19,813	19,868
12/31/1996	20,081	19,652	19,744	19,868
01/31/1997	20,242	19,809	19,896	19,962
02/28/1997	20,317	19,882	19,961	20,007
03/31/1997	20,227	19,795	19,866	20,000
04/30/1997	20,466	20,028	20,092	20,163
05/31/1997	20,630	20,189	20,245	20,301
06/30/1997	20,784	20,340	20,388	20,440
07/31/1997	21,113	20,661	20,700	20,665
08/31/1997	21,094	20,643	20,671	20,684
09/30/1997	21,271	20,816	20,837	20,841
10/31/1997	21,420	20,962	20,976	20,996
11/30/1997	21,476	21,016	21,029	21,047
12/31/1997	21,632	21,170	21,176	21,191
01/31/1998	21,790	21,324	21,320	21,396
02/28/1998	21,858	21,390	21,378	21,415
03/31/1998	21,943	21,474	21,452	21,502
04/30/1998	22,055	21,583	21,553	21,603
05/31/1998	22,187	21,713	21,674	21,718
06/30/1998	22,234	21,759	21,709	21,831
07/31/1998	22,332	21,854	21,793	21,933
08/31/1998	22,412	21,933	21,863	22,209
09/30/1998	22,860	22,372	22,291	22,503
10/31/1998	22,817	22,329	22,240	22,613
11/30/1998	22,942	22,452	22,354	22,594
12/31/1998	23,075	22,582	22,472	22,673
01/31/1999	23,170	22,675	22,555	22,763
02/28/1999	23,040	22,548	22,420	22,652
03/31/1999	23,229	22,733	22,595	22,810
04/30/1999	23,343	22,844	22,694	22,883
05/31/1999	23,261	22,764	22,606	22,868
06/30/1999	23,266	22,769	22,599	22,940
07/31/1999	23,259	22,762	22,583	23,012
08/31/1999	23,266	22,769	22,581	23,079
09/30/1999	23,431	22,930	22,732	23,229
10/31/1999	23,520	23,017	22,809	23,291
11/30/1999	23,612	23,107	22,889	23,335
12/31/1999	23,647	23,142	22,914	23,368
01/31/2000	23,610	23,105	22,871	23,359
02/29/2000	23,772	23,264	23,020	23,515
03/31/2000	23,939	23,427	23,169	23,661
04/30/2000	23,984	23,472	23,204	23,722
05/31/2000	24,049	23,535	23,257	23,820
06/30/2000	24,331	23,810	23,520	24,067
07/31/2000	24,469	23,946	23,645	24,219
08/31/2000	24,733	24,205	23,891	24,398
09/30/2000	24,850	24,318	23,993	24,573
10/31/2000	24,842	24,311	23,977	24,705
11/30/2000	25,029	24,493	24,147	24,939
12/31/2000	25,351	24,809	24,449	25,236
01/31/2001	25,755	25,204	24,828	25,552
02/28/2001	25,873	25,320	24,934	25,718
03/31/2001	26,077	25,520	25,121	25,933
04/30/2001	26,145	25,586	25,177	26,002
05/31/2001	26,347	25,783	25,360	26,149
06/30/2001	26,404	25,840	25,406	26,238
07/31/2001	26,845	26,271	25,820	26,532
08/31/2001	26,998	26,421	25,957	26,685
09/30/2001	27,258	26,675	26,196	27,124
10/31/2001	27,601	27,011	26,515	27,380
11/30/2001	27,309	26,725	26,224	27,321
12/31/2001	27,246	26,663	26,153	27,331
01/31/2002	27,494	26,906	26,383	27,386
02/28/2002	27,708	27,116	26,578	27,519
03/31/2002	27,486	26,899	26,355	27,333
04/30/2002	27,846	27,251	26,690	27,638
05/31/2002	28,019	27,420	26,842	27,749
06/30/2002	28,106	27,505	26,914	27,982
07/31/2002	28,221	27,618	27,014	28,323
08/31/2002	28,498	27,889	27,265	28,420
09/30/2002	28,652	28,039	27,402	28,655
10/31/2002	28,789	28,174	27,519	28,720
11/30/2002	28,873	28,255	27,588	28,634
12/31/2002	29,199	28,575	27,886	28,903
01/31/2003	29,272	28,646	27,950	28,900
02/28/2003	29,512	28,881	28,166	29,020
03/31/2003	29,571	28,939	28,208	29,073
04/30/2003	29,716	29,081	28,335	29,128
05/31/2003	29,859	29,220	28,457	29,237
06/30/2003	29,936	29,296	28,519	29,282
07/31/2003	29,439	28,810	28,031	29,122
08/31/2003	29,554	28,922	28,127	29,142
09/30/2003	29,897	29,258	28,445	29,406
10/31/2003	29,756	29,120	28,297	29,297
11/30/2003	29,780	29,143	28,308	29,282
12/31/2003	29,929	29,289	28,435	29,452
01/31/2004	30,022	29,380	28,512	29,512
02/29/2004	30,172	29,527	28,643	29,653
03/31/2004	30,241	29,595	28,698	29,746
04/30/2004	29,993	29,352	28,451	29,459
05/31/2004	29,972	29,332	28,420	29,431
06/30/2004	30,011	29,370	28,445	29,429
07/31/2004	30,146	29,502	28,562	29,536
08/31/2004	30,394	29,744	28,785	29,740
09/30/2004	30,366	29,717	28,747	29,714

Sector Breakdown*

Short-Term Instruments	59.7%
U.S. Government Agencies	18.0%
U.S. Treasury Obligations	7.7%
Corporate Bonds & Notes	5.0%
Mortgage-Backed Securities	4.5%
Other	5.1%

*	% of total investments as of Sept. 30, 2004

16  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

A SHORT DURATION BOND FUND

PIMCO Money Market Fund

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund’s Class A shares returned 0.30% for the six months ended September 30, 2004, underperforming the 0.56% return of the Fund’s benchmark, the Citigroup 3-Month Treasury Bill Index.

•	The Fund, which has a Aaa money market fund rating by Moody’s Investors Service, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

•	High quality (A1/P1) commercial paper yields rose approximately 0.80% for three-month maturities, partially reflecting Federal Reserve rate increases of 0.50%.

•	Higher quality (A1/P1) three-month commercial paper yields relative to Treasuries widened by about 0.10% to approximately 0.20%, while second tier commercial paper yields widened by about 0.10% to approximately 0.30% on September 30, 2004.

•	The SEC 7-day and 30-day yields for the Fund’s Class A and C shares were 1.04% and 0.95%, respectively, and the yields for the Fund’s Class B shares were 0.74% and 0.64%, respectively, as of September 30, 2004.

Average Annual Total Return  For periods ended 09/30/04

	7-Day Yield	30-Day Yield	6 month	1 year	5 year	10 year	Inception (03/01/91)
PIMCO Money Market Fund Class A	1.04%	0.95%	0.30%	0.52%	2.60%	3.83%	3.75%
PIMCO Money Market Fund Class B	0.74%	0.64%	0.08%	0.11%	1.85%	3.20%	3.27%
Citigroup 3-Month Treasury Bill Index	—	—	0.56%	1.04%	2.96%	4.08%	—
Lipper Money Market Fund Average	—	—	0.25%	0.42%	2.42%	3.73%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,003.00	$1,000.80	$1,003.00	$1,021.81	$1,020.05	$1,021.81
Expenses Paid During Period	$3.26	$5.02	$3.26	$3.29	$5.06	$3.29

For each class of the Fund, expenses are equal to the expense ratio for the class (0.65% for Class A, 1.00% for Class B, 0.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Money Market Share Class A	Money Market Share Class B	Money Market Share Class C	Citigroup 3- Month Treasury Bill Index
02/28/1991	10,000	10,000	10,000	10,000
03/31/1991	10,048	10,041	10,048	10,052
04/30/1991	10,096	10,081	10,096	10,100
05/31/1991	10,146	10,122	10,146	10,149
06/30/1991	10,189	10,158	10,189	10,196
07/31/1991	10,234	10,196	10,234	10,245
08/31/1991	10,280	10,233	10,280	10,293
09/30/1991	10,322	10,267	10,322	10,339
10/31/1991	10,363	10,299	10,363	10,384
11/30/1991	10,402	10,330	10,402	10,426
12/31/1991	10,451	10,370	10,451	10,465
01/31/1992	10,485	10,396	10,485	10,501
02/29/1992	10,515	10,418	10,515	10,534
03/31/1992	10,546	10,441	10,546	10,569
04/30/1992	10,577	10,463	10,577	10,604
05/31/1992	10,606	10,484	10,606	10,639
06/30/1992	10,635	10,503	10,635	10,671
07/31/1992	10,664	10,523	10,664	10,703
08/31/1992	10,688	10,539	10,688	10,734
09/30/1992	10,712	10,554	10,712	10,760
10/31/1992	10,735	10,570	10,735	10,788
11/30/1992	10,758	10,584	10,758	10,815
12/31/1992	10,785	10,602	10,785	10,844
01/31/1993	10,806	10,615	10,806	10,872
02/28/1993	10,827	10,629	10,827	10,898
03/31/1993	10,852	10,645	10,852	10,925
04/30/1993	10,874	10,659	10,874	10,952
05/31/1993	10,893	10,671	10,893	10,980
06/30/1993	10,917	10,687	10,917	11,007
07/31/1993	10,940	10,701	10,940	11,036
08/31/1993	10,964	10,717	10,964	11,065
09/30/1993	10,987	10,730	10,987	11,092
10/31/1993	11,011	10,746	11,011	11,121
11/30/1993	11,036	10,762	11,036	11,149
12/31/1993	11,059	10,776	11,059	11,178
01/31/1994	11,083	10,791	11,083	11,208
02/28/1994	11,104	10,805	11,104	11,235
03/31/1994	11,130	10,821	11,130	11,267
04/30/1994	11,155	10,838	11,155	11,300
05/31/1994	11,186	10,860	11,186	11,338
06/30/1994	11,219	10,884	11,219	11,376
07/31/1994	11,253	10,908	11,253	11,417
08/31/1994	11,293	10,938	11,293	11,460
09/30/1994	11,330	10,966	11,330	11,503
10/31/1994	11,372	10,997	11,372	11,550
11/30/1994	11,417	11,032	11,417	11,599
12/31/1994	11,466	11,070	11,466	11,653
01/31/1995	11,520	11,113	11,520	11,707
02/28/1995	11,568	11,152	11,568	11,758
03/31/1995	11,620	11,195	11,620	11,816
04/30/1995	11,669	11,234	11,669	11,873
05/31/1995	11,726	11,281	11,726	11,932
06/30/1995	11,779	11,324	11,779	11,988
07/31/1995	11,832	11,366	11,832	12,046
08/31/1995	11,884	11,408	11,884	12,103
09/30/1995	11,933	11,445	11,933	12,157
10/31/1995	11,986	11,489	11,986	12,213
11/30/1995	12,073	11,562	12,073	12,267
12/31/1995	12,131	11,609	12,131	12,323
01/31/1996	12,184	11,650	12,184	12,379
02/29/1996	12,234	11,690	12,234	12,429
03/31/1996	12,283	11,729	12,283	12,482
04/30/1996	12,333	11,769	12,333	12,533
05/31/1996	12,389	11,812	12,389	12,587
06/30/1996	12,433	11,846	12,433	12,640
07/31/1996	12,484	11,885	12,484	12,695
08/31/1996	12,540	11,931	12,540	12,751
09/30/1996	12,588	11,966	12,588	12,805
10/31/1996	12,638	12,006	12,638	12,861
11/30/1996	12,689	12,044	12,689	12,915
12/31/1996	12,738	12,083	12,738	12,971
01/31/1997	12,791	12,124	12,791	13,027
02/28/1997	12,837	12,160	12,838	13,078
03/31/1997	12,885	12,199	12,887	13,135
04/30/1997	12,938	12,241	12,940	13,191
05/31/1997	12,995	12,286	12,998	13,249
06/30/1997	13,046	12,327	13,050	13,305
07/31/1997	13,101	12,368	13,105	13,362
08/31/1997	13,160	12,414	13,162	13,420
09/30/1997	13,211	12,455	13,215	13,476
10/31/1997	13,270	12,500	13,274	13,535
11/30/1997	13,321	12,540	13,326	13,592
12/31/1997	13,381	12,586	13,386	13,651
01/31/1998	13,438	12,632	13,444	13,711
02/28/1998	13,489	12,671	13,496	13,766
03/31/1998	13,543	12,722	13,551	13,827
04/30/1998	13,599	12,774	13,607	13,886
05/31/1998	13,656	12,827	13,666	13,946
06/30/1998	13,712	12,880	13,722	14,003
07/31/1998	13,770	12,934	13,782	14,062
08/31/1998	13,825	12,986	13,837	14,122
09/30/1998	13,881	13,039	13,894	14,180
10/31/1998	13,934	13,089	13,952	14,237
11/30/1998	13,987	13,138	14,004	14,289
12/31/1998	14,046	13,194	14,064	14,342
01/31/1999	14,094	13,238	14,112	14,396
02/28/1999	14,139	13,281	14,158	14,445
03/31/1999	14,188	13,327	14,209	14,500
04/30/1999	14,242	13,378	14,263	14,554
05/31/1999	14,290	13,423	14,312	14,609
06/30/1999	14,341	13,470	14,362	14,664
07/31/1999	14,396	13,523	14,418	14,721
08/31/1999	14,450	13,573	14,473	14,779
09/30/1999	14,506	13,626	14,529	14,837
10/31/1999	14,566	13,682	14,589	14,898
11/30/1999	14,624	13,736	14,647	14,958
12/31/1999	14,694	13,802	14,717	15,022
01/31/2000	14,754	13,859	14,779	15,088
02/29/2000	14,815	13,916	14,841	15,152
03/31/2000	14,886	13,983	14,914	15,223
04/30/2000	14,947	14,040	14,975	15,294
05/31/2000	15,017	14,106	15,046	15,369
06/30/2000	15,095	14,179	15,124	15,441
07/31/2000	15,168	14,247	15,196	15,516
08/31/2000	15,247	14,321	15,277	15,593
09/30/2000	15,324	14,394	15,355	15,670
10/31/2000	15,401	14,466	15,432	15,753
11/30/2000	15,478	14,539	15,509	15,833
12/31/2000	15,562	14,617	15,593	15,916
01/31/2001	15,635	14,686	15,666	15,998
02/28/2001	15,703	14,751	15,733	16,068
03/31/2001	15,771	14,814	15,801	16,138
04/30/2001	15,829	14,869	15,859	16,200
05/31/2001	15,883	14,919	15,913	16,260
06/30/2001	15,932	14,966	15,963	16,312
07/31/2001	15,977	15,007	16,007	16,363
08/31/2001	16,025	15,053	16,055	16,413
09/30/2001	16,059	15,084	16,089	16,460
10/31/2001	16,087	15,111	16,118	16,503
11/30/2001	16,115	15,137	16,145	16,538
12/31/2001	16,137	15,158	16,168	16,567
01/31/2002	16,154	15,173	16,184	16,593
02/28/2002	16,170	15,188	16,200	16,615
03/31/2002	16,191	15,208	16,221	16,640
04/30/2002	16,209	15,225	16,239	16,664
05/31/2002	16,228	15,243	16,259	16,688
06/30/2002	16,244	15,258	16,275	16,712
07/31/2002	16,262	15,275	16,293	16,736
08/31/2002	16,280	15,292	16,311	16,760
09/30/2002	16,295	15,306	16,325	16,784
10/31/2002	16,311	15,321	16,342	16,807
11/30/2002	16,324	15,333	16,355	16,828
12/31/2002	16,337	15,346	16,368	16,849
01/31/2003	16,348	15,356	16,379	16,867
02/28/2003	16,357	15,364	16,388	16,882
03/31/2003	16,365	15,372	16,396	16,900
04/30/2003	16,373	15,379	16,404	16,916
05/31/2003	16,381	15,387	16,412	16,932
06/30/2003	16,389	15,395	16,420	16,947
07/31/2003	16,396	15,401	16,427	16,962
08/31/2003	16,401	15,406	16,432	16,976
09/30/2003	16,406	15,410	16,437	16,989
10/31/2003	16,412	15,416	16,443	17,003
11/30/2003	16,417	15,421	16,448	17,016
12/31/2003	16,424	15,427	16,455	17,030
01/31/2004	16,430	15,433	16,461	17,043
02/29/2004	16,435	15,438	16,466	17,056
03/31/2004	16,440	15,443	16,471	17,069
04/30/2004	16,445	15,447	16,476	17,082
05/31/2004	16,450	15,452	16,481	17,096
06/30/2004	16,457	15,458	16,488	17,110
07/31/2004	16,465	15,466	16,496	17,126
08/31/2004	16,475	15,475	16,506	17,145
09/30/2004	16,488	15,487	16,519	17,165

Sector Breakdown*

Short-Term Instruments	96.5%
Other	3.5%

*	% of total investments as of Sept. 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  17

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class A shares returned 0.31% for the six-month period ended September 30, 2004, slightly underperforming the 0.56% return of the Fund’s benchmark, the Citigroup 3-Month Treasury Bill Index.

•	Above-Benchmark duration was negative for returns as short interest rates increased.

•	During the second quarter, exposure to intermediate maturities detracted from performance as two- to five-year rates increased. During the third quarter this exposure modestly added to performance as two- to five-year rates fell even as short rates rose.

•	An emphasis on mortgages helped returns, as low volatility and strong bank demand supported these assets; mortgage security selection also added to returns.

•	A corporate emphasis was negative during the second quarter as spreads widened and added to returns during the third quarter as credit premiums narrowed.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging markets bonds added value as a benign rate environment and improving credit qualities boosted demand.

•	Non-U.S. positions, mainly short maturity Eurozone issues, added value amid expectations for lower growth and inflation in Europe.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (10/07/87)
PIMCO Short-Term Fund Class A	0.31%	1.02%	3.75%	4.96%	5.33%
PIMCO Short-Term Fund Class A (adjusted)	–1.69%	–0.99%	3.33%	4.75%	5.21%
PIMCO Short-Term Fund Class B	–0.06%	0.27%	2.99%	4.43%	5.01%
PIMCO Short-Term Fund Class B (adjusted)	–5.05%	–4.72%	2.63%	4.43%	5.01%
PIMCO Short-Term Fund Class C (adjusted)	–0.83%	–0.27%	3.44%	4.65%	5.02%
Citigroup 3-Month Treasury Bill Index	0.56%	1.04%	2.96%	4.08%	—
Lipper Ultra-Short Obligations Fund Average	0.33%	1.12%	3.69%	4.72%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 2% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,003.10	$999.40	$1,001.60	$1,020.56	$1,016.80	$1,019.05
Expenses Paid During Period	$4.52	$8.27	$6.02	$4.56	$8.34	$6.07

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.20% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Short-Term Share Class A	Short-Term Share Class B	Short-Term Share Class C	Citigroup 3- Month Treasury Bill Index
10/31/1987	9,800	10,000	10,000	10,000
11/30/1987	9,855	10,049	10,053	10,048
12/31/1987	9,912	10,100	10,108	10,095
01/31/1988	9,976	10,160	10,172	10,142
02/29/1988	10,015	10,193	10,209	10,190
03/31/1988	10,067	10,240	10,260	10,238
04/30/1988	10,120	10,287	10,311	10,287
05/31/1988	10,173	10,336	10,364	10,340
06/30/1988	10,228	10,385	10,416	10,395
07/31/1988	10,277	10,429	10,464	10,452
08/31/1988	10,340	10,486	10,526	10,513
09/30/1988	10,405	10,546	10,589	10,576
10/31/1988	10,494	10,628	10,676	10,640
11/30/1988	10,561	10,690	10,742	10,707
12/31/1988	10,620	10,743	10,799	10,777
01/31/1989	10,693	10,811	10,871	10,850
02/28/1989	10,766	10,878	10,943	10,926
03/31/1989	10,858	10,963	11,033	11,005
04/30/1989	10,937	11,036	11,111	11,087
05/31/1989	11,033	11,127	11,207	11,170
06/30/1989	11,114	11,201	11,285	11,248
07/31/1989	11,205	11,286	11,374	11,326
08/31/1989	11,262	11,335	11,429	11,403
09/30/1989	11,336	11,403	11,502	11,477
10/31/1989	11,439	11,500	11,603	11,555
11/30/1989	11,513	11,567	11,675	11,630
12/31/1989	11,576	11,623	11,737	11,707
01/31/1990	11,629	11,670	11,789	11,784
02/28/1990	11,698	11,732	11,855	11,855
03/31/1990	11,773	11,800	11,927	11,934
04/30/1990	11,819	11,839	11,970	12,012
05/31/1990	11,927	11,941	12,078	12,094
06/30/1990	12,002	12,009	12,150	12,172
07/31/1990	12,083	12,082	12,228	12,253
08/31/1990	12,144	12,136	12,288	12,333
09/30/1990	12,223	12,207	12,364	12,408
10/31/1990	12,314	12,288	12,452	12,486
11/30/1990	12,410	12,377	12,545	12,560
12/31/1990	12,507	12,466	12,641	12,634
01/31/1991	12,594	12,545	12,725	12,706
02/28/1991	12,660	12,604	12,789	12,768
03/31/1991	12,715	12,651	12,842	12,834
04/30/1991	12,792	12,720	12,915	12,896
05/31/1991	12,861	12,781	12,982	12,959
06/30/1991	12,906	12,818	13,025	13,019
07/31/1991	12,979	12,883	13,096	13,081
08/31/1991	13,060	12,955	13,174	13,142
09/30/1991	13,129	13,016	13,239	13,201
10/31/1991	13,203	13,081	13,311	13,259
11/30/1991	13,233	13,104	13,339	13,311
12/31/1991	13,285	13,147	13,388	13,361
01/31/1992	13,332	13,186	13,432	13,407
02/29/1992	13,358	13,203	13,454	13,449
03/31/1992	13,380	13,218	13,474	13,495
04/30/1992	13,434	13,263	13,525	13,539
05/31/1992	13,473	13,293	13,562	13,583
06/30/1992	13,524	13,336	13,611	13,625
07/31/1992	13,578	13,380	13,661	13,666
08/31/1992	13,611	13,404	13,690	13,705
09/30/1992	13,645	13,430	13,720	13,739
10/31/1992	13,657	13,434	13,729	13,774
11/30/1992	13,672	13,440	13,740	13,808
12/31/1992	13,710	13,470	13,775	13,845
01/31/1993	13,754	13,505	13,816	13,882
02/28/1993	13,789	13,531	13,848	13,914
03/31/1993	13,851	13,582	13,906	13,949
04/30/1993	13,896	13,619	13,949	13,983
05/31/1993	13,949	13,662	13,999	14,019
06/30/1993	14,004	13,706	14,050	14,054
07/31/1993	14,053	13,746	14,095	14,091
08/31/1993	14,088	13,772	14,126	14,127
09/30/1993	14,122	13,797	14,157	14,163
10/31/1993	14,170	13,835	14,201	14,199
11/30/1993	14,221	13,877	14,249	14,235
12/31/1993	14,286	13,932	14,310	14,273
01/31/1994	14,309	13,946	14,330	14,310
02/28/1994	14,323	13,953	14,342	14,345
03/31/1994	14,299	13,920	14,313	14,385
04/30/1994	14,320	13,932	14,332	14,428
05/31/1994	14,329	13,931	14,336	14,476
06/30/1994	14,393	13,985	14,398	14,525
07/31/1994	14,460	14,041	14,461	14,578
08/31/1994	14,515	14,086	14,513	14,632
09/30/1994	14,529	14,092	14,525	14,687
10/31/1994	14,565	14,118	14,558	14,747
11/30/1994	14,576	14,128	14,565	14,809
12/31/1994	14,637	14,188	14,624	14,878
01/31/1995	14,708	14,257	14,691	14,947
02/28/1995	14,842	14,387	14,822	15,013
03/31/1995	14,873	14,417	14,848	15,087
04/30/1995	15,031	14,570	15,003	15,159
05/31/1995	15,181	14,716	15,148	15,234
06/30/1995	15,230	14,763	15,194	15,306
07/31/1995	15,321	14,851	15,280	15,380
08/31/1995	15,390	14,918	15,346	15,453
09/30/1995	15,533	15,057	15,484	15,523
10/31/1995	15,644	15,164	15,589	15,594
11/30/1995	15,788	15,303	15,728	15,663
12/31/1995	15,920	15,432	15,857	15,734
01/31/1996	15,995	15,504	15,927	15,805
02/29/1996	16,022	15,531	15,951	15,870
03/31/1996	16,072	15,579	15,997	15,937
04/30/1996	16,146	15,650	16,067	16,003
05/31/1996	16,228	15,730	16,146	16,071
06/30/1996	16,316	15,815	16,230	16,139
07/31/1996	16,362	15,859	16,271	16,209
08/31/1996	16,463	15,958	16,368	16,280
09/30/1996	16,619	16,109	16,521	16,350
10/31/1996	16,751	16,237	16,648	16,421
11/30/1996	16,900	16,381	16,793	16,490
12/31/1996	16,964	16,443	16,851	16,561
01/31/1997	17,064	16,540	16,946	16,633
02/28/1997	17,138	16,612	17,015	16,698
03/31/1997	17,144	16,618	17,020	16,770
04/30/1997	17,240	16,711	17,112	16,842
05/31/1997	17,363	16,830	17,230	16,916
06/30/1997	17,477	16,941	17,337	16,987
07/31/1997	17,612	17,071	17,467	17,061
08/31/1997	17,663	17,121	17,514	17,134
09/30/1997	17,780	17,234	17,626	17,207
10/31/1997	17,819	17,272	17,662	17,282
11/30/1997	17,895	17,346	17,736	17,355
12/31/1997	17,994	17,442	17,828	17,430
01/31/1998	18,098	17,543	17,928	17,507
02/28/1998	18,160	17,602	17,985	17,576
03/31/1998	18,280	17,719	18,100	17,654
04/30/1998	18,362	17,798	18,178	17,729
05/31/1998	18,443	17,877	18,255	17,806
06/30/1998	18,505	17,937	18,311	17,879
07/31/1998	18,614	18,043	18,414	17,955
08/31/1998	18,620	18,049	18,416	18,031
09/30/1998	18,743	18,168	18,532	18,105
10/31/1998	18,812	18,235	18,595	18,178
11/30/1998	18,874	18,295	18,652	18,245
12/31/1998	18,952	18,370	18,725	18,312
01/31/1999	19,024	18,440	18,792	18,380
02/28/1999	19,100	18,514	18,862	18,443
03/31/1999	19,234	18,643	18,990	18,514
04/30/1999	19,320	18,727	19,072	18,582
05/31/1999	19,322	18,729	19,070	18,653
06/30/1999	19,388	18,793	19,131	18,723
07/31/1999	19,454	18,857	19,190	18,796
08/31/1999	19,516	18,917	19,246	18,870
09/30/1999	19,602	19,000	19,325	18,944
10/31/1999	19,694	19,090	19,410	19,021
11/30/1999	19,786	19,179	19,495	19,098
12/31/1999	19,864	19,254	19,567	19,180
01/31/2000	19,917	19,306	19,620	19,264
02/29/2000	20,021	19,406	19,712	19,346
03/31/2000	20,149	19,531	19,833	19,437
04/30/2000	20,221	19,601	19,900	19,528
05/31/2000	20,329	19,705	20,002	19,624
06/30/2000	20,453	19,825	20,118	19,716
07/31/2000	20,557	19,926	20,216	19,811
08/31/2000	20,684	20,050	20,335	19,909
09/30/2000	20,802	20,164	20,447	20,008
10/31/2000	20,892	20,251	20,531	20,113
11/30/2000	21,059	20,413	20,691	20,216
12/31/2000	21,225	20,574	20,848	20,322
01/31/2001	21,370	20,714	20,984	20,427
02/28/2001	21,511	20,851	21,118	20,515
03/31/2001	21,605	20,942	21,205	20,606
04/30/2001	21,666	21,001	21,260	20,685
05/31/2001	21,833	21,163	21,417	20,760
06/30/2001	21,868	21,196	21,445	20,827
07/31/2001	22,016	21,341	21,587	20,892
08/31/2001	22,089	21,411	21,654	20,956
09/30/2001	22,188	21,507	21,745	21,016
10/31/2001	22,268	21,585	21,816	21,071
11/30/2001	22,302	21,617	21,845	21,116
12/31/2001	22,333	21,647	21,871	21,153
01/31/2002	22,380	21,693	21,912	21,186
02/28/2002	22,404	21,717	21,930	21,214
03/31/2002	22,400	21,712	21,919	21,246
04/30/2002	22,447	21,758	21,961	21,276
05/31/2002	22,496	21,806	22,002	21,308
06/30/2002	22,476	21,786	21,978	21,338
07/31/2002	22,366	21,680	21,866	21,369
08/31/2002	22,511	21,820	22,002	21,400
09/30/2002	22,561	21,868	22,046	21,429
10/31/2002	22,615	21,921	22,092	21,459
11/30/2002	22,805	22,105	22,271	21,487
12/31/2002	22,878	22,176	22,338	21,512
01/31/2003	22,972	22,267	22,423	21,536
02/28/2003	23,080	22,371	22,521	21,556
03/31/2003	23,112	22,403	22,548	21,577
04/30/2003	23,191	22,479	22,620	21,598
05/31/2003	23,246	22,533	22,668	21,619
06/30/2003	23,272	22,558	22,688	21,639
07/31/2003	23,186	22,474	22,598	21,657
08/31/2003	23,211	22,499	22,616	21,675
09/30/2003	23,327	22,611	22,724	21,692
10/31/2003	23,309	22,593	22,699	21,709
11/30/2003	23,309	22,593	22,695	21,726
12/31/2003	23,371	22,654	22,749	21,743
01/31/2004	23,388	22,670	22,761	21,761
02/29/2004	23,449	22,729	22,815	21,777
03/31/2004	23,493	22,772	22,854	21,794
04/30/2004	23,442	22,722	22,797	21,811
05/31/2004	23,458	22,738	22,808	21,828
06/30/2004	23,477	22,756	22,820	21,846
07/31/2004	23,500	22,779	22,836	21,867
08/31/2004	23,545	22,822	22,874	21,890
09/30/2004	23,568	22,845	22,893	21,916

Sector Breakdown*

Short-Term Instruments	70.5%
Corporate Bonds & Notes	11.0%
Asset-Backed Securities	5.4%
Mortgage-Backed Securities	4.6%
Other	8.5%

*	% of total investments as of Sept. 30, 2004

18  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

A MORTGAGE - BACKED BOND FUND

PIMCO Total Return Mortgage Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and to be announced mortgage-backed securities).

•	The Fund’s Class A shares returned 1.75% for the six-month period ended September 30, 2004, outperforming the 1.45% return of the Fund’s benchmark, the Lehman Brothers Mortgage Index.

•	The Fund held duration below the Index given longer-term risks of inflation and rate increases for most of the period. This strategy was positive in the first part of the period as interest rates rose sharply, but the strategy was negative during the last three months as interest rates fell.

•	Near-Index yield curve positioning was neutral for performance.

•	An underweight to 30-year conventional (FHLMC & FNMA) issues was positive as these issues underperformed their GNMA counterparts.

•	Near-Index exposure to 15-year mortgage-backed securities was neutral for returns.

•	An allocation to asset-backed positions added to returns as the sector outperformed other core fixed income sectors.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Total Return Mortgage Fund Class A	1.75%	4.55%	7.61%	—	7.11%
PIMCO Total Return Mortgage Fund Class A (adjusted)	–2.82%	–0.16%	6.62%	—	6.42%
PIMCO Total Return Mortgage Fund Class B	1.37%	3.77%	6.81%	—	6.33%
PIMCO Total Return Mortgage Fund Class B (adjusted)	–3.63%	–1.23%	6.50%	—	6.33%
PIMCO Total Return Mortgage Fund Class C (adjusted)	0.37%	2.78%	6.80%	—	6.31%
Lehman Brothers Mortgage Index	1.45%	4.36%	6.95%	—	—
Lipper U.S. Mortgage Fund Average	0.96%	3.35%	6.15%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,017.50	$1,013.70	$1,013.70	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period	$4.55	$8.33	$8.33	$4.56	$8.34	$8.34

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 9/30/04

MONTH	Total Return Mortgage Share Class A	Total Return Mortgage Share Class B	Total Return Mortgage Share Class C	Lehman Brothers Mortgage Index
07/31/1997	9,550	10,000	10,000	10,000
08/31/1997	9,557	10,000	10,000	9,976
09/30/1997	9,705	10,149	10,149	10,103
10/31/1997	9,847	10,290	10,290	10,215
11/30/1997	9,890	10,329	10,329	10,248
12/31/1997	10,004	10,442	10,442	10,342
01/31/1998	10,111	10,547	10,547	10,445
02/28/1998	10,127	10,559	10,559	10,467
03/31/1998	10,162	10,588	10,588	10,511
04/30/1998	10,228	10,651	10,651	10,571
05/31/1998	10,314	10,733	10,733	10,641
06/30/1998	10,379	10,794	10,794	10,692
07/31/1998	10,418	10,828	10,828	10,746
08/31/1998	10,541	10,949	10,949	10,843
09/30/1998	10,656	11,063	11,063	10,974
10/31/1998	10,612	11,010	11,010	10,960
11/30/1998	10,656	11,049	11,049	11,014
12/31/1998	10,684	11,070	11,070	11,061
01/31/1999	10,747	11,128	11,128	11,140
02/28/1999	10,688	11,061	11,061	11,096
03/31/1999	10,755	11,124	11,124	11,171
04/30/1999	10,806	11,170	11,170	11,222
05/31/1999	10,744	11,099	11,099	11,159
06/30/1999	10,730	11,078	11,078	11,120
07/31/1999	10,688	11,028	11,028	11,045
08/31/1999	10,680	11,013	11,013	11,044
09/30/1999	10,824	11,155	11,155	11,223
10/31/1999	10,874	11,200	11,200	11,288
11/30/1999	10,924	11,244	11,244	11,294
12/31/1999	10,899	11,211	11,211	11,267
01/31/2000	10,825	11,128	11,128	11,169
02/29/2000	10,986	11,287	11,287	11,298
03/31/2000	11,131	11,428	11,428	11,422
04/30/2000	11,090	11,379	11,379	11,430
05/31/2000	11,082	11,363	11,363	11,435
06/30/2000	11,286	11,565	11,565	11,680
07/31/2000	11,394	11,669	11,669	11,755
08/31/2000	11,578	11,851	11,851	11,933
09/30/2000	11,691	11,960	11,960	12,056
10/31/2000	11,769	12,033	12,032	12,143
11/30/2000	11,957	12,216	12,215	12,326
12/31/2000	12,181	12,438	12,437	12,524
01/31/2001	12,369	12,623	12,621	12,719
02/28/2001	12,484	12,729	12,729	12,792
03/31/2001	12,543	12,779	12,778	12,866
04/30/2001	12,535	12,764	12,763	12,884
05/31/2001	12,655	12,878	12,876	12,970
06/30/2001	12,695	12,910	12,909	12,997
07/31/2001	12,974	13,186	13,185	13,228
08/31/2001	13,088	13,293	13,292	13,345
09/30/2001	13,274	13,474	13,472	13,545
10/31/2001	13,477	13,672	13,670	13,732
11/30/2001	13,380	13,565	13,564	13,605
12/31/2001	13,348	13,525	13,523	13,554
01/31/2002	13,479	13,649	13,648	13,679
02/28/2002	13,620	13,785	13,783	13,835
03/31/2002	13,475	13,628	13,627	13,688
04/30/2002	13,732	13,879	13,878	13,948
05/31/2002	13,810	13,948	13,947	14,049
06/30/2002	13,939	14,070	14,068	14,165
07/31/2002	14,116	14,240	14,239	14,327
08/31/2002	14,251	14,367	14,365	14,440
09/30/2002	14,349	14,457	14,456	14,543
10/31/2002	14,392	14,492	14,491	14,598
11/30/2002	14,401	14,491	14,489	14,588
12/31/2002	14,552	14,634	14,633	14,740
01/31/2003	14,587	14,660	14,659	14,776
02/28/2003	14,679	14,748	14,742	14,875
03/31/2003	14,694	14,754	14,748	14,876
04/30/2003	14,761	14,813	14,807	14,939
05/31/2003	14,816	14,858	14,852	14,951
06/30/2003	14,866	14,899	14,893	14,975
07/31/2003	14,483	14,504	14,499	14,695
08/31/2003	14,722	14,734	14,728	14,799
09/30/2003	14,943	14,946	14,940	15,052
10/31/2003	14,931	14,923	14,917	14,999
11/30/2003	14,955	14,940	14,934	15,031
12/31/2003	15,106	15,080	15,074	15,192
01/31/2004	15,184	15,148	15,142	15,287
02/29/2004	15,309	15,265	15,259	15,416
03/31/2004	15,353	15,300	15,294	15,484
04/30/2004	15,114	15,061	15,046	15,208
05/31/2004	15,085	15,032	15,008	15,175
06/30/2004	15,197	15,144	15,110	15,309
07/31/2004	15,376	15,322	15,280	15,446
08/31/2004	15,588	15,534	15,481	15,685
09/30/2004	15,621	15,566	15,505	15,708

Sector Breakdown*

U.S. Government Agencies	58.8%
Short-Term Instruments	25.5%
Asset-Backed Securities	8.5%
Mortgage-Backed Securities	7.2%

*	% of total investments as of Sept. 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  19

Schedule of Investments

Diversified Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 44.5%

Banking & Finance 11.9%

AIG SunAmerica Global Funding
6.900% due 03/15/2032	$220	$257
American International Group, Inc.
2.875% due 05/15/2008	1,000	976
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	1,480	1,495
Bank of America Corp.
3.875% due 01/15/2008	920	934
5.875% due 02/15/2009	100	108
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	4,000	4,340
Beaver Valley Funding Corp.
9.000% due 06/01/2017	325	380
Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,234
Borden US Finance Corp.
9.000% due 07/15/2014	1,400	1,477
CitiCorp.
6.375% due 11/15/2008	400	440
Citigroup, Inc.
6.000% due 02/21/2012	650	716
7.750% due 12/01/2036	100	111
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	250	260
Export-Import Bank of China
5.250% due 07/29/2014	6,625	6,669
Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	2,050
Ford Motor Credit Co.
2.060% due 07/18/2005 (a)	1,500	1,502
7.250% due 10/25/2011	2,755	2,985
7.000% due 10/01/2013	3,575	3,786
7.450% due 07/16/2031	300	295
Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	396
General Electric Capital Corp.
5.450% due 01/15/2013	500	531
General Motors Acceptance Corp.
2.880% due 10/20/2005 (a)	1,500	1,512
7.000% due 02/01/2012	850	891
6.875% due 08/28/2012	330	343
8.000% due 11/01/2031	575	597
Goldman Sachs Group, Inc.
1.980% due 07/23/2009 (a)	2,150	2,156
5.700% due 09/01/2012	165	175
4.750% due 07/15/2013	1,225	1,204
5.250% due 10/15/2013	400	403
6.125% due 02/15/2033	45	45
Household Finance Corp.
4.125% due 12/15/2008	500	506
7.000% due 05/15/2012	740	848
6.375% due 11/27/2012	2,000	2,220
4.750% due 07/15/2013	120	119
HSBC Bank USA
4.625% due 04/01/2014	400	393
Industrial Bank of Korea
4.000% due 05/19/2014 (a)	30	29
J.P. Morgan Chase & Co., Inc.
4.000% due 02/01/2008	400	406
6.625% due 03/15/2012	620	697
JSG Funding PLC
9.625% due 10/01/2012	2,260	2,565
Korea Development Bank
4.750% due 07/20/2009	2,050	2,097
5.750% due 09/10/2013	385	407
La Quinta Properties, Inc.
8.875% due 03/15/2011	325	366
MetLife, Inc.
5.375% due 12/15/2012	45	47
Mizuho Preferred Capital Co.
8.790% due 06/30/2008 (j)	3,000	3,411
8.790% due 12/29/2049 (a)(d)	750	861
9.870% due 12/31/2049	300	352
Morgan Stanley Dean Witter & Co.
5.300% due 03/01/2013	300	308
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	2,315	2,683
Pemex Finance Ltd.
8.020% due 05/15/2007	509	542
9.690% due 08/15/2009	1,330	1,524
Pemex Project Funding Master Trust
8.000% due 11/15/2011	2,100	2,381
7.375% due 12/15/2014	1,251	1,367
8.625% due 02/01/2022	517	589
Prudential Financial, Inc.
4.104% due 11/15/2006	1,193	1,213
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	700	628
Rabobank Capital Fund II
5.260% due 12/26/2049 (a)	860	869
Refco Finance Holdings LLC
9.000% due 08/01/2012	1,600	1,716
Riggs Capital Trust
8.625% due 12/31/2026	1,000	1,100
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,908
Royal Bank of Scotland PLC
9.118% due 03/31/2049	500	615
Targeted Return Index Securities Trust
8.010% due 08/01/2015 (a)	25,451	27,421
TD Funding Corp.
8.375% due 07/15/2011	300	322
UFJ Finance Aruba AEC
6.750% due 07/15/2013	500	555
UGS Corp.
10.000% due 06/01/2012	950	1,040
Universal City Development Partners
11.750% due 04/01/2010	500	585
Ventas Capital Corp.
8.750% due 05/01/2009	750	840
Verizon Global Funding Corp.
6.875% due 06/15/2012	1,000	1,135
4.375% due 06/01/2013	500	482

		104,415

Industrials 22.9%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	500	539
8.850% due 08/01/2030	745	741
Aearo Co.
8.250% due 04/15/2012	500	512
AES Ironwood LLC
8.857% due 11/30/2025	1,709	1,914
Airgas, Inc.
6.250% due 07/15/2014	1,050	1,055
Alderwoods Group, Inc.
7.750% due 09/15/2012	800	850
Allied Waste North America, Inc.
8.500% due 12/01/2008	995	1,085
6.500% due 11/15/2010	250	249
7.875% due 04/15/2013	1,000	1,060
Amerada Hess Corp.
6.650% due 08/15/2011	810	896
7.300% due 08/15/2031	425	465
American Media Operations, Inc.
10.250% due 05/01/2009	500	529
8.875% due 01/15/2011	250	261
American Tower Escrow Corp.
0.000% due 08/01/2008	500	375
AmeriGas Partners LP
10.000% due 04/15/2006	375	412
AOL Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,443
6.875% due 05/01/2012	1,625	1,816
7.700% due 05/01/2032	200	233
Argosy Gaming Co.
7.000% due 01/15/2014	500	518
Argo-Tech Corp.
9.250% due 06/01/2011	750	808
Armor Holdings, Inc.
8.250% due 08/15/2013	325	360
ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,781
AT&T Broadband Corp.
8.375% due 03/15/2013	315	382
Aviall, Inc.
7.625% due 07/01/2011	675	732
Boise Cascade Corp.
7.000% due 11/01/2013	833	973
Boyd Gaming Corp.
7.750% due 12/15/2012	1,025	1,104
Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,859
Cablevision Systems Corp.
8.000% due 04/15/2012	1,500	1,575
Caesars Entertainment, Inc.
8.125% due 05/15/2011	100	116
Canwest Media, Inc.
10.625% due 05/15/2011	325	371
CCO Holdings LLC
8.750% due 11/15/2013	1,000	986
Charter Communications Holdings II LLC
10.250% due 09/15/2010	2,000	2,052
Charter Communications Holdings LLC
10.000% due 04/01/2009	600	489
8.000% due 04/30/2012	2,750	2,757
8.375% due 04/30/2014	1,250	1,248
Chesapeake Energy Corp.
8.125% due 04/01/2011	174	191
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	388
5.750% due 01/15/2013	400	412
Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	108
6.875% due 06/15/2009	1,095	1,218
7.125% due 06/15/2013	2,130	2,413
Comcast Corp.
6.500% due 01/15/2015	100	108
7.050% due 03/15/2033	200	220
Commonwealth Brands, Inc.
9.750% due 04/15/2008	350	366
Constellation Brands, Inc.
8.625% due 08/01/2006	700	759
Cox Communications, Inc.
7.750% due 08/15/2006	270	290
7.125% due 10/01/2012	725	788
Crown European Holdings S.A.
9.500% due 03/01/2011	715	801
10.875% due 03/01/2013	1,700	1,985
CSC Holdings, Inc.
8.125% due 08/15/2009	335	358
7.625% due 04/01/2011	1,550	1,641
DaimlerChrysler North America Holding Corp.
2.750% due 09/26/2005 (a)	4,000	4,021
2.342% due 09/10/2007 (a)	1,514	1,517
7.300% due 01/15/2012	490	557
6.500% due 11/15/2013	2,300	2,500
8.500% due 01/18/2031	340	417
Delhaize America, Inc.
7.375% due 04/15/2006	1,004	1,069
8.125% due 04/15/2011	1,000	1,147
Dex Media West LLC
8.500% due 08/15/2010	750	855

20  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
9.875% due 08/15/2013	$3,130	$3,693
Dimon, Inc.
9.625% due 10/15/2011	200	212
7.750% due 06/01/2013	975	955
Dobson Communications Corp.
8.875% due 10/01/2013	700	455
Dow Chemical Co.
5.750% due 12/15/2008	105	112
6.000% due 10/01/2012	250	270
Dresser, Inc.
9.375% due 04/15/2011	1,550	1,713
Duke Energy Field Services LLC
7.500% due 08/16/2005	245	255
5.625% due 11/30/2012	225	236
Dura Operating Corp.
8.625% due 04/15/2012	2,280	2,269
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	1,550	1,573
Dynegy Holdings, Inc.
9.875% due 07/15/2010	1,750	1,986
El Paso CGP Co.
7.625% due 09/01/2008	175	177
6.375% due 02/01/2009	1,500	1,447
El Paso Corp.
7.875% due 06/15/2012	620	618
El Paso Production Holding Co.
7.750% due 06/01/2013	1,665	1,677
Enterprise Products Operating LP
4.000% due 10/15/2007	700	704
4.625% due 10/15/2009	1,100	1,110
Equistar Chemicals LP
10.125% due 09/01/2008	255	289
10.625% due 05/01/2011	2,000	2,290
Evergreen Resources, Inc.
5.875% due 03/15/2012	1,000	1,035
Extendicare Health Services
9.500% due 07/01/2010	500	564
Ferrellgas Partners LP
8.750% due 06/15/2012	1,070	1,182
Fimep S.A.
10.500% due 02/15/2013	155	182
Fisher Communications, Inc.
8.625% due 09/15/2014	500	522
Fisher Scientific International, Inc.
8.000% due 09/01/2013	350	394
6.750% due 08/15/2014	2,500	2,637
Freescale Semiconductor, Inc.
4.380% due 07/15/2009 (a)	900	927
7.125% due 07/15/2014	550	575
Fresenius Medical Care
7.875% due 06/15/2011	1,260	1,405
Gazinvest International S.A.
7.250% due 10/30/2008	1,400	1,403
General Motors Corp.
7.125% due 07/15/2013	3,055	3,194
Georgia-Pacific Corp.
8.125% due 05/15/2011	800	928
8.000% due 01/15/2024	1,970	2,251
Grief Brothers Corp.
8.875% due 08/01/2012	495	554
Hanover Compressor Co.
8.625% due 12/15/2010	500	545
9.000% due 06/01/2014	2,000	2,205
Hanover Equipment Trust
8.500% due 09/01/2008	1,000	1,080
Hilton Hotels Corp.
7.625% due 12/01/2012	375	438
HMH Properties, Inc.
7.875% due 08/01/2008	77	80
Hollinger Participation Trust
12.125% due 11/15/2010 (b)	248	279
Horizon Lines LLC
9.000% due 11/01/2012	1,500	1,590
Host Marriott LP
8.375% due 02/15/2006	250	265
9.500% due 01/15/2007	240	267
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	3,083
Ingles Markets, Inc.
8.875% due 12/01/2011	1,725	1,867
Insight Midwest LP
9.750% due 10/01/2009	500	525
10.500% due 11/01/2010	1,250	1,375
International Paper Co.
6.750% due 09/01/2011	220	245
Invensys PLC
9.875% due 03/15/2011	500	515
ISP Chemco, Inc.
10.250% due 07/01/2011	1,375	1,540
ISP Holdings, Inc.
10.625% due 12/15/2009	165	182
Johnsondiversey, Inc.
9.625% due 05/15/2012	475	534
K&F Industries, Inc.
9.625% due 12/15/2010	325	363
Kappa Beheer BV
10.625% due 07/15/2009	225	239
Kerr-McGee Corp.
6.875% due 09/15/2011	1,050	1,176
7.875% due 09/15/2031	145	172
Korea Highway Corp.
4.875% due 04/17/2014	1,540	1,518
Kroger Co.
5.500% due 02/01/2013	1,240	1,286
Mail Well I Corp.
9.625% due 03/15/2012	670	740
Mandalay Resort Group
9.375% due 02/15/2010	1,235	1,426
7.625% due 07/15/2013	200	213
MCI, Inc.
6.688% due 05/01/2009	1,000	966
Mediacom Broadband LLC
11.000% due 07/15/2013	1,760	1,883
Medical Device Manufacturing
10.000% due 07/15/2012	1,500	1,598
Merisant Co.
9.750% due 07/15/2013	750	716
MGM Mirage, Inc.
9.750% due 06/01/2007	230	257
8.375% due 02/01/2011	1,150	1,275
Midwest Generation LLC
8.560% due 01/02/2016	425	454
Nalco Co.
7.750% due 11/15/2011	1,025	1,092
8.875% due 11/15/2013	400	432
Newpark Resources, Inc.
8.625% due 12/15/2007	1,150	1,179
Norfolk Southern Corp.
7.800% due 05/15/2027	170	209
North Atlantic Holding Co., Inc.
0.000% due 03/01/2014 (d)	2,000	1,030
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	750	819
8.750% due 11/15/2012	750	836
8.250% due 05/15/2013	400	428
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	81	94
Park Place Entertainment Corp.
7.875% due 12/15/2005	1,000	1,055
8.875% due 09/15/2008	335	383
7.875% due 03/15/2010	300	341
7.000% due 04/15/2013	500	559
Peabody Energy Corp.
6.875% due 03/15/2013	500	543
Pemex Project Funding Master Trust
3.400% due 10/15/2009 (a)	3,500	3,622
3.180% due 06/15/2010 (a)	700	708
Petrobras International Finance Co.
7.750% due 09/15/2014	500	498
Petroleos Mexicanos
9.375% due 12/02/2008	203	237
9.250% due 03/30/2018	4,068	4,963
Petronas Capital Ltd.
7.000% due 05/22/2012	250	286
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,078
Primedia, Inc.
8.000% due 05/15/2013	1,005	961
Quebecor Media, Inc.
11.125% due 07/15/2011	1,560	1,810
Qwest Communications International, Inc.
7.250% due 02/15/2011	7,275	6,929
7.500% due 02/15/2014	775	715
Qwest Corp.
9.125% due 03/15/2012	1,390	1,536
Roundy’s, Inc.
8.875% due 06/15/2012	1,700	1,840
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	375	424
Safeway, Inc.
7.250% due 02/01/2031	670	747
Saks, Inc.
8.250% due 11/15/2008	1	1
Seneca Gaming Corp.
7.250% due 05/01/2012	500	519
Six Flags, Inc.
9.750% due 04/15/2013	2,200	2,090
Smurfit Capital Funding PLC
6.750% due 11/20/2005	500	518
Sonat, Inc.
7.625% due 07/15/2011	500	495
Station Casinos, Inc.
6.000% due 04/01/2012	1,000	1,030
6.500% due 02/01/2014	700	716
Stone Container Corp.
9.750% due 02/01/2011	350	389
8.375% due 07/01/2012	300	332
TD Funding Corp.
8.375% due 07/15/2011	475	511
Tenet Healthcare Corp.
5.375% due 11/15/2006	1,000	1,009
6.375% due 12/01/2011	300	271
7.375% due 02/01/2013	500	473
9.875% due 07/01/2014	750	788
Tenneco Automotive, Inc.
10.250% due 07/15/2013	1,400	1,603
Time Warner Telecom, Inc.
9.750% due 07/15/2008	400	398
10.125% due 02/01/2011	325	314
Toys “R” Us, Inc.
7.625% due 08/01/2011	2,250	2,261
TransMontaigne, Inc.
9.125% due 06/01/2010	750	846
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	525
7.000% due 11/15/2013	500	511
Trinity Industries, Inc.
6.500% due 03/15/2014	1,800	1,782
True Temper Sports, Inc.
8.375% due 09/15/2011	1,000	935
TRW Automotive, Inc.
9.375% due 02/15/2013	2,201	2,526

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  21

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Tyco International Group S.A.
5.875% due 11/01/2004	$735	$737
6.375% due 02/15/2006	3,000	3,137
6.750% due 02/15/2011	500	563
6.375% due 10/15/2011	445	493
United Airlines, Inc.
7.783% due 01/01/2014	254	209
Valero Logistics Operations LP
6.050% due 03/15/2013	400	425
Vintage Petroleum, Inc.
7.875% due 05/15/2011	300	323
8.250% due 05/01/2012	100	112
VWR International, Inc.
8.000% due 04/15/2014	1,500	1,594
Walt Disney Co.
6.375% due 03/01/2012	740	817
Waste Management, Inc.
7.375% due 08/01/2010	900	1,040
7.650% due 03/15/2011	270	312
Westlake Chemical Corp.
8.750% due 07/15/2011	1,118	1,261
Williams Cos., Inc.
8.125% due 03/15/2012	945	1,094
7.750% due 06/15/2031	115	117
8.750% due 03/15/2032	350	393
Wyeth
6.450% due 02/01/2024	300	309
Young Broadcasting, Inc.
8.500% due 12/15/2008	200	214
10.000% due 03/01/2011	1,150	1,190

		201,903

Utilities 9.7%

AES Corp.
8.875% due 02/15/2011	700	782
8.750% due 05/15/2013	1,750	1,982
7.750% due 03/01/2014	1,500	1,556
American Cellular
10.000% due 08/01/2011	725	591
AT&T Corp.
6.000% due 03/15/2009	260	266
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	2,740	3,316
British Telecom PLC
8.375% due 12/15/2010	2,240	2,704
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,742
Cincinnati Bell, Inc.
8.375% due 01/15/2014	3,200	2,936
CMS Energy Corp.
7.000% due 01/15/2005	255	258
7.500% due 01/15/2009	2,800	2,947
7.750% due 08/01/2010	175	186
Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	525
Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	743
Dayton Power & Light Co.
5.125% due 10/01/2013	740	748
Dayton Power & Light Co. with Rights
5.125% due 10/01/2013 (j)	740	744
Delphi Corp.
6.500% due 08/15/2013	4,040	4,150
Dominion Resources, Inc.
5.700% due 09/17/2012	260	274
DPL, Inc.
6.875% due 09/01/2011	500	533
El Paso Energy Partners
8.500% due 06/01/2011	251	283
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	215
FirstEnergy Corp.
6.450% due 11/15/2011	3,200	3,496
France Telecom S.A.
7.950% due 03/01/2006	650	695
Homer City Funding LLC
8.734% due 10/01/2026	1,499	1,687
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	200	224
8.625% due 11/14/2011	125	142
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	317
Midwest Generation LLC
8.750% due 05/01/2034	2,200	2,409
MSW Energy Holdings LLC
8.500% due 09/01/2010	900	990
Nextel Communications, Inc.
9.500% due 02/01/2011	322	367
6.875% due 10/31/2013	1,000	1,045
5.950% due 03/15/2014	1,000	985
7.375% due 08/01/2015	2,125	2,295
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	170	176
NRG Energy, Inc.
8.000% due 12/15/2013	3,870	4,165
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	3,220	3,223
Progress Energy, Inc.
7.100% due 03/01/2011	865	978
7.000% due 10/30/2031	170	185
PSEG Energy Holdings, Inc.
10.000% due 10/01/2009	725	861
PSEG Power LLC
3.750% due 04/01/2009	3,000	2,943
6.950% due 06/01/2012	270	303
5.500% due 12/01/2015	900	902
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,495	1,387
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009	1,832	1,816
Reliant Resources, Inc.
9.500% due 07/15/2013	2,450	2,674
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014	500	463
Rural Cellular Corp.
9.875% due 02/01/2010	1,050	1,045
8.250% due 03/15/2012	1,800	1,841
SBC Communications, Inc.
4.206% due 06/05/2021	3,160	3,198
SESI LLC
8.875% due 05/15/2011	875	960
South Point Energy Corp.
8.400% due 05/30/2012	2,288	1,979
Southern California Edison Co.
1.890% due 01/13/2006 (a)	75	75
Sprint Capital Corp.
7.900% due 03/15/2005	5,000	5,123
TECO Energy, Inc.
7.500% due 06/15/2010	1,300	1,411
Triton PCS, Inc.
8.500% due 06/01/2013	2,050	1,871
TXU Energy Co.
7.000% due 03/15/2013	3,800	4,297
Verizon New England, Inc.
6.500% due 09/15/2011	625	690
Verizon New York, Inc.
6.875% due 04/01/2012	25	28
Virginia Electric & Power Co.
4.750% due 03/01/2013	245	244

		84,971

Total Corporate Bonds & Notes (Cost $384,506)		391,289

U.S. TREASURY OBLIGATIONS 0.5%

U.S. Treasury Note
4.875% due 02/15/2012	4,210	4,488

Total U.S. Treasury Obligations (Cost $4,483)		4,488

ASSET-BACKED SECURITIES 0.0%

Appleton Papers, Inc.
3.980% due 06/09/2010 (a)	300	304

Total Asset-Backed Securities (Cost $303)		304

SOVEREIGN ISSUES 28.2%

Hong Kong Government International Bond
5.125% due 08/01/2014	4,200	4,333
Kingdom of Morocco
2.187% due 01/05/2009 (a)	66	65
Republic of Brazil
2.062% due 04/15/2006 (a)	1,519	1,518
11.500% due 03/12/2008	1,700	1,968
2.125% due 04/15/2009 (a)	8,066	7,920
14.500% due 10/15/2009	900	1,165
12.000% due 04/15/2010	2,200	2,632
10.000% due 08/07/2011	3,600	3,991
11.000% due 01/11/2012	14,725	16,971
2.125% due 04/15/2012 (a)	5,566	5,191
10.250% due 06/17/2013	1,100	1,223
8.000% due 04/15/2014	23,631	23,521
8.875% due 04/15/2024	907	873
10.125% due 05/15/2027	150	160
12.250% due 03/06/2030	2,335	2,895
8.250% due 01/20/2034	7,270	6,499
11.000% due 08/17/2040	22,017	24,709
Republic of Bulgaria
2.750% due 07/28/2012 (a)	200	199
Republic of Chile
7.125% due 01/11/2012	857	984
5.500% due 01/15/2013	635	663
Republic of Colombia
9.750% due 04/23/2009	45	51
9.750% due 04/09/2011	151	171
10.000% due 01/23/2012	91	101
10.750% due 01/15/2013	20	23
10.375% due 01/28/2033	515	561
Republic of Croatia
2.812% due 07/31/2010 (a)	166	166
Republic of Ecuador
12.000% due 11/15/2012	300	297
8.000% due 08/15/2030	16,845	13,724
Republic of Guatemala
9.250% due 08/01/2013	1,845	2,078
Republic of Malaysia
8.750% due 06/01/2009	255	306
7.500% due 07/15/2011	899	1,055
Republic of Panama
8.250% due 04/22/2008	1,042	1,151
9.625% due 02/08/2011	442	509
9.375% due 07/23/2012	1,493	1,698
9.375% due 04/01/2029	75	84
Republic of Peru
9.125% due 01/15/2008	321	364
9.125% due 02/21/2012	1,011	1,137
9.875% due 02/06/2015	47	54
4.500% due 03/07/2017 (a)	1,255	1,124
5.000% due 03/07/2017 (a)	2,147	1,993
8.750% due 11/21/2033	1,000	997
Republic of Poland
4.000% due 10/27/2024 (a)	55	50

22  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Republic of South Africa
9.125% due 05/19/2009		$750	$891
7.375% due 04/25/2012		2,730	3,085
6.500% due 06/02/2014		7,500	8,010
Republic of Ukraine
5.355% due 08/05/2009 (a)		1,700	1,726
Republic of Venezuela
9.375% due 01/13/2034		1,100	1,090
Russian Federation
8.750% due 07/24/2005		7,750	8,090
8.250% due 03/31/2010 (a)		230	251
11.000% due 07/24/2018		500	654
5.000% due 03/31/2030 (a)		53,181	51,288
United Mexican States
10.375% due 02/17/2009		1,555	1,917
9.875% due 02/01/2010		215	266
8.375% due 01/14/2011		5,413	6,360
7.500% due 01/14/2012		2,570	2,903
6.375% due 01/16/2013		3,239	3,419
5.875% due 01/15/2014		8,350	8,496
11.375% due 09/15/2016		30	44
8.125% due 12/30/2019		1,795	2,064
8.000% due 09/24/2022		45	51
8.300% due 08/15/2031		4,868	5,550
7.500% due 04/08/2033		530	558
6.750% due 09/27/2034		6,000	5,778

Total Sovereign Issues (Cost $240,973)			247,665

FOREIGN CURRENCY- DENOMINATED ISSUES (i) 7.5%

Aspropulsion Capital BV
9.625% due 10/01/2013	EC	325	434
Banque Centrale De Tunisie
6.250% due 02/20/2013		2,820	3,787
Crown European Holdings S.A.
10.250% due 03/01/2011		3,000	4,281
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,625
El Paso Corp.
7.125% due 05/06/2009		600	727
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,690
France Telecom S.A.
7.500% due 03/14/2008	EC	2,414	3,354
HBOS Capital Funding LP
6.461% due 11/29/2049 (a)	BP	1,560	3,033
HSBC Holdings PLC
5.375% due 12/20/2012	EC	2,298	3,093
International Endesa BV
6.125% due 07/05/2012	BP	1,080	2,013
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,823
Kronos International, Inc.
8.875% due 06/30/2009		3,000	4,067
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,661
Mitchells & Butler Finance Corp.
6.469% due 09/15/2032	BP	1,700	3,245
Republic of South Africa
5.250% due 05/16/2013	EC	1,050	1,322
Republic of Ukraine
10.000% due 03/15/2007		9,404	12,679
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	2,996
Russian Federation
9.375% due 03/31/2005	DM	6,290	4,120
Shaw Communications, Inc.
7.500% due 11/20/2013	EC	1,000	840
Telenet Communications NV
9.000% due 12/15/2013		3,000	3,964
Valentia Telecommunications Ltd.
7.250% due 08/15/2013	EC	225	301

Total Foreign Currency-Denominated Issues (Cost $63,294)			66,055

	Shares

PREFERRED STOCK 0.2%

Fresenius Medical Care
7.875% due 02/01/2008		1,335	1,462
Riggs Capital Trust
8.625% due 12/31/2026		345,000	379

Total Preferred Stock (Cost $1,786)			1,841

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 17.7%

Commercial Paper 17.5%

ASB Bank Ltd.
1.895% due 12/29/2004		$1,300	1,294
Bank of Ireland
1.785% due 12/08/2004		3,000	2,989
1.840% due 12/17/2004		2,800	2,789
CDC Commercial Corp.
1.670% due 11/23/2004		2,400	2,394
Danske Corp.
1.570% due 10/25/2004		600	599
1.645% due 11/19/2004		200	200
1.645% due 11/22/2004		2,200	2,195
1.765% due 12/09/2004		1,600	1,594
1.785% due 12/16/2004		4,100	4,084
Delphi Corp.
1.841% due 11/02/2004		1,000	1,000
Fannie Mae
1.693% due 11/08/2004		7,800	7,786
1.734% due 11/15/2004		3,200	3,193
1.800% due 11/29/2004		1,400	1,396
1.725% due 12/08/2004		6,900	6,876
1.731% due 12/08/2004		23,700	23,616
1.780% due 12/15/2004		9,700	9,662
1.819% due 12/22/2004		23,400	23,298
Federal Home Loan Bank
1.595% due 11/12/2004		1,800	1,797
Ford Motor Credit Co.
2.520% due 04/07/2005		1,000	989
Freddie Mac
1.560% due 10/20/2004		600	600
1.540% due 11/08/2004		3,700	3,694
1.570% due 11/15/2004		900	898
General Electric Capital Corp.
1.580% due 11/01/2004		2,500	2,497
1.610% due 11/16/2004		1,500	1,497
1.800% due 12/14/2004		2,700	2,689
General Motors Acceptance Corp.
2.404% due 03/22/2005		2,070	2,049
2.436% due 04/05/2005		1,000	989
HBOS Treasury Services PLC
1.635% due 11/09/2004		1,600	1,597
1.715% due 11/30/2004		900	897
1.725% due 12/01/2004		5,600	5,582
1.730% due 12/02/2004		4,800	4,785
1.735% due 12/03/2004		1,200	1,196
1.850% due 12/20/2004		600	597
Royal Bank of Scotland PLC
1.555% due 10/25/2004		700	699
UBS Finance, Inc.
1.630% due 11/16/2004		1,400	1,397
1.665% due 11/23/2004		2,000	1,995
1.690% due 11/29/2004		13,900	13,862
1.700% due 11/30/2004		2,000	1,994
1.735% due 12/03/2004		3,900	3,887
1.930% due 01/24/2005		3,200	3,180

			154,332

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 2.750% due 08/11/2006 valued at $486. Repurchase proceeds are $475.)		475	475

U.S. Treasury Bills 0.1%

1.585% due 12/02/2004-12/16/2004 (c)(e)(f)		1,065	1,061

Total Short-Term Instruments (Cost $155,879)			155,868

Total Investments 98.6% (Cost $851,224)			$867,510

Written Options (h) (0.0%) (Premiums $64)			(47)

Other Assets and Liabilities (Net) 1.4%			12,647

Net Assets 100.0%			$880,110

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Payment in-kind bond security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Security becomes interest bearing at a future date.
(e)	Securities with an aggregate market value of $249 have been pledged as collateral for swap contracts at September 30, 2004.
(f)	Securities with an aggregate market value of $812 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Note Long Futures	12/2004	284	$449
U.S. Treasury 10-Year Note Long Futures	12/2004	28	29

			$478

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  23

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2004 (Unaudited)

(g)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$450	$1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009	4,000	(75)
Credit Suisse First Boston	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.090%	06/20/2005	4,000	0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	1,000	1
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	6,000	10
Goldman Sachs & Co.	General Electric Capital Corp. 5.450% due 01/15/2013	Sell	0.100%	06/20/2005	4,000	2
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	3,650	17
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013	810	14
Goldman Sachs & Co.	Russian Federation, 5.000% until 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013	350	5
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013	200	0
Goldman Sachs & Co.	United Mexican States 7.500% due 04/08/2033	Sell	2.050%	09/20/2013	210	8
J.P. Morgan Chase & Co.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	20,200	(98)
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013	200	5
Lehman Brothers, Inc.	Verizon Global Funding Corp. 7.250% due 12/01/2010	Sell	0.200%	06/20/2005	4,000	4
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.080%	01/06/2005	4,000	4
Merrill Lynch & Co., Inc.	Republic of Kazakhstan 11.125% due 05/11/2007	Sell	0.700%	03/11/2005	700	(1)
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	4,500	(144)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.950%	12/09/2004	3,000	2
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	10,000	33
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,340	4
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	900	12
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.170%	09/20/2013	120	6
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	490	19
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	40	2
UBS Warburg LLC	Dow Jones CDX IG2 Index	Sell	0.600%	09/20/2009	16,800	(7)

						$(176)

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	142	$64	$47

24  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	7,092	10/2004	$0	$(250)	$(250)
Buy	BR	832	10/2004	25	0	25
Buy		818	11/2004	15	0	15
Buy		690	12/2004	6	0	6
Sell	C$	1,000	10/2004	0	(23)	(23)
Buy	CP	187,460	11/2004	14	0	14
Buy		139,385	12/2004	2	0	2
Buy	CY	2,189	09/2005	0	0	0
Sell	EC	44,484	10/2004	0	(1,289)	(1,289)
Buy	H$	2,181	10/2004	0	(1)	(1)
Buy		2,139	11/2004	0	0	0
Buy		1,788	12/2004	0	0	0
Buy	JY	910,853	10/2004	39	0	39
Buy	KW	303,021	10/2004	3	0	3
Buy		5,640,023	11/2004	114	0	114
Buy		271,400	12/2004	0	(1)	(1)
Buy	MP	3,106	11/2004	1	0	1
Buy		14,461	12/2004	13	0	13
Buy	PN	957	11/2004	5	0	5
Buy		800	12/2004	1	0	1
Buy	PZ	932	11/2004	3	0	3
Buy		935	12/2004	3	0	3
Buy	RP	15,601	12/2004	0	(3)	(3)
Buy	RR	18,812	10/2004	4	0	4
Buy		7,840	11/2004	3	0	3
Buy		7,010	12/2004	0	0	0
Buy	S$	473	10/2004	5	0	5
Buy		465	11/2004	4	0	4
Buy		392	12/2004	1	0	1
Buy	SV	53,170	11/2004	29	0	29
Buy		7,689	12/2004	2	0	2
Buy	T$	9,108	11/2004	1	0	1
Buy		7,638	12/2004	0	(1)	(1)

				$293	$(1,568)	$(1,275)

(j)	The aggregate value of fair valued securities is $4,155, which is 0.47% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  25

Schedule of Investments

Emerging Markets Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
BRAZIL 28.8%

Brazilian Government International Bond
8.875% due 04/15/2024	$2,860	$2,746
Republic of Brazil
2.062% due 04/15/2006 (a)	28,103	28,074
2.125% due 04/15/2009 (a)	40,128	39,401
2.125% due 04/15/2012 (a)	54,513	50,843
2.125% due 04/15/2024 (a)	1,130	1,003
6.000% due 04/15/2024 (a)	11,697	10,570
8.000% due 04/15/2014	126,756	126,162
8.250% due 01/20/2034	21,880	19,561
8.875% due 04/15/2024	7,550	7,271
8.875% due 04/15/2024	9,800	9,437
9.250% due 10/22/2010	2,880	3,103
10.000% due 01/16/2007	1,000	1,115
10.000% due 08/07/2011	5,360	5,942
10.125% due 05/15/2027	22,550	24,016
10.250% due 06/17/2013	4,300	4,779
10.500% due 07/14/2014	950	1,060
11.000% due 01/11/2012	36,239	41,765
11.000% due 08/17/2040	30,331	34,039
11.500% due 03/12/2008	11,100	12,848
12.000% due 04/15/2010	4,865	5,821
12.250% due 03/06/2030	17,365	21,533
12.750% due 01/15/2020	3,750	4,772
14.500% due 10/15/2009	2,600	3,367

Total Brazil (Cost $425,700)		459,228

BULGARIA 0.0%

Republic of Bulgaria
2.000% due 07/28/2012 (a)	$14	14

Total Bulgaria (Cost $14)		14

CAYMAN ISLANDS 0.1%

Pemex Finance Ltd.
9.030% due 02/15/2011 (a)	$60	70
Petrobras International Finance Co.
7.750% due 09/15/2014	650	648
Vale Overseas Ltd.
8.250% due 01/17/2034	750	733

Total Cayman Islands (Cost $1,360)		1,451

CHILE 0.2%

Republic of Chile
2.061% due 01/28/2008 (a)	$24	24
5.500% due 01/15/2013	990	1,034
7.125% due 01/11/2012	1,740	1,998

Total Chile (Cost $2,962)		3,056

CHINA 1.1%

Export-Import Bank of China
5.250% due 07/29/2014	$18,000	18,119

Total China (Cost $17,808)		18,119

COLOMBIA 0.4%

Colombia Government International Bond
10.500% due 07/09/2010	$2,000	2,315
Republic of Colombia
9.750% due 04/23/2009	1,160	1,311
9.750% due 04/09/2011	1,656	1,879
10.750% due 01/15/2013	1,380	1,588

Total Colombia (Cost $6,819)		7,093

CROATIA 0.1%

Republic of Croatia
2.812% due 07/31/2010 (a)	$979	979

Total Croatia (Cost $976)		979

ECUADOR 4.4%

Republic of Ecuador
7.000% due 08/15/2030	$4,770	3,911
8.000% due 08/15/2030	81,417	66,253

Total Ecuador (Cost $60,541)		70,164

EL SALVADOR 0.3%

Republic of El Salvador
8.500% due 07/25/2011	$4,840	5,449

Total El Salvador (Cost $5,237)		5,449

GUATEMALA 1.0%

Republic of Guatemala
9.250% due 08/01/2013	$10,431	11,735
9.250% due 08/01/2013	3,300	3,719
10.250% due 11/08/2011	250	294

Total Guatemala (Cost $15,484)		15,748

HONG KONG 0.2%

Hong Kong Government International Bond
5.125% due 08/01/2014	$3,000	3,095

Total Hong Kong (Cost $2,977)		3,095

LUXEMBOURG 0.4%

Gaz Capital S.A.
8.625% due 04/28/2034	$1,900	2,028
Gazprom International S.A.
7.201% due 02/01/2020	5,000	5,075

Total Luxembourg (Cost $6,731)		7,103

MALAYSIA 1.5%

Petroliam Nasional Bhd.
7.750% due 08/15/2015	$1,690	2,046
Petronas Capital Ltd.
7.000% due 05/22/2012	100	114
7.000% due 05/22/2012	385	441
7.000% due 05/22/2012	11,550	13,219
7.875% due 05/22/2022	3,000	3,603
Republic of Malaysia
8.750% due 06/01/2009	3,200	3,847

Total Malaysia (Cost $23,287)		23,270

MEXICO 13.7%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	$4,050	4,090
Pemex Project Funding Master Trust
2.650% due 01/07/2005 (a)	3,600	3,602
2.920% due 10/15/2009 (a)	200	208
3.400% due 10/15/2009 (a)	25,103	25,976
7.375% due 12/15/2014	6,099	6,663
8.000% due 11/15/2011	4,000	4,535
8.500% due 02/15/2008	3,200	3,604
8.625% due 02/01/2022	13,833	15,763
9.125% due 10/13/2010	565	674
Petroleos Mexicanos
6.500% due 02/01/2005	1,900	1,929
9.250% due 03/30/2018	4,597	5,608
9.375% due 12/02/2008	500	584
Telefonos de Mexico S.A.
8.250% due 01/26/2006	1,000	1,069
United Mexican States
1.840% due 01/13/2009 (a)	24	24
4.625% due 10/08/2008	60	61
6.375% due 01/16/2013	22,986	24,262
6.625% due 03/03/2015	3,000	3,187
6.750% due 09/27/2034	2,150	2,070
7.500% due 01/14/2012	12,350	13,949
7.500% due 04/08/2033	7,525	7,928
8.000% due 09/24/2022	17,380	19,639
8.125% due 12/30/2019	25,665	29,515
8.300% due 08/15/2031	5,850	6,669
8.375% due 01/14/2011	1,400	1,642
8.375% due 01/14/2011	17,742	20,847
8.625% due 03/12/2008	1,500	1,721
10.375% due 02/17/2009	2,690	3,315
11.375% due 09/15/2016	450	664
11.375% due 09/15/2016	610	900
11.500% due 05/15/2026	4,000	6,030
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)	20,094	407
0.000% due 06/30/2006 (a)	20,094	497
0.000% due 06/30/2007 (a)	18,325	399

Total Mexico (Cost $210,650)		218,031

MOROCCO 0.3%

Kingdom of Morocco
2.031% due 01/05/2009 (a)	$3,992	3,927

Total Morocco (Cost $3,830)		3,927

PANAMA 2.8%

Republic of Panama
2.750% due 07/17/2014 (a)	$49	47
8.250% due 04/22/2008	1,110	1,227
9.375% due 07/23/2012	8,322	9,466
9.375% due 07/23/2012	9,911	11,274
9.375% due 04/01/2029	2,675	3,009
9.625% due 02/08/2011	16,739	19,292
9.625% due 02/08/2011	250	288

Total Panama (Cost $43,937)		44,603

PERU 3.4%

Republic of Peru
4.500% due 03/07/2017 (a)	$23,864	21,369
5.000% due 03/07/2017 (a)	18,502	17,174
8.750% due 11/21/2033	4,690	4,678
9.125% due 01/15/2008	3,209	3,637
9.125% due 02/21/2012	6,041	6,796

Total Peru (Cost $50,563)		53,654

RUSSIA 13.7%

Gazprom International S.A.
9.625% due 03/01/2013	$2,000	2,232
Russian Federation
5.000% due 03/31/2030 (a)	174,058	167,861
5.000% due 03/31/2030 (a)	4,322	4,182
8.250% due 03/31/2010 (a)	7,470	8,142
8.750% due 07/24/2005	24,398	25,469
11.000% due 07/24/2018	1,950	2,550

26  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
12.750% due 06/24/2028		$5,525	$8,440

Total Russia (Cost $216,347)			218,876

SOUTH AFRICA (g) 2.6%

Republic of South Africa
5.250% due 05/16/2013	EC	12,160	15,312
6.500% due 06/02/2014		$10,900	11,641
7.375% due 04/25/2012		4,500	5,085
8.375% due 10/17/2006		1,000	1,101
8.500% due 06/23/2017		250	304
9.125% due 05/19/2009		6,940	8,241

Total South Africa (Cost $39,266)			41,684

SOUTH KOREA 0.2%

Korea Development Bank
4.750% due 07/20/2009		$2,570	2,628

Total South Korea (Cost $2,562)			2,628

TUNISIA (g) 2.9%

Banque Centrale De Tunisie
4.750% due 04/07/2011	EC	450	566
7.375% due 04/25/2012		$38,887	44,380
8.250% due 09/19/2027		1,680	1,953

Total Tunisia (Cost $46,589)			46,899

UKRAINE 4.5%

Republic of Ukraine
5.355% due 08/05/2009 (a)		$18,095	18,366
6.875% due 03/04/2011		32,300	31,896
6.875% due 03/04/2011		1,050	1,040
7.650% due 06/11/2013		6,065	6,084
7.650% due 06/11/2013		3,520	3,538
11.000% due 03/15/2007		9,410	10,292

Total Ukraine (Cost $71,361)			71,216

VENEZUELA 0.0%

Republic of Venezuela
0.000% due 04/15/2020		$4	0

Total Venezuela (Cost $0)			0

SHORT-TERM INSTRUMENTS 44.2%

Certificates of Deposit 3.0%

Citibank New York N.A.
1.650% due 11/19/2004		$28,900	28,900
1.660% due 11/23/2004		800	800
1.750% due 12/07/2004		1,200	1,200
1.805% due 12/10/2004		15,000	15,000
Wells Fargo Bank N.A.
1.620% due 10/06/2004		1,400	1,400

			47,300

Commercial Paper 40.5%

Bank of Ireland
1.840% due 12/17/2004		17,800	17,728
1.960% due 01/27/2005		29,700	29,508
Danske Corp.
1.580% due 10/29/2004		3,400	3,396
1.645% due 11/19/2004		40,600	40,509
1.665% due 11/22/2004		1,500	1,496
1.785% due 12/16/2004		700	697
1.845% due 12/20/2004		1,300	1,294
Fannie Mae
1.455% due 10/06/2004		37,400	37,392
1.530% due 10/20/2004		9,600	9,592
1.180% due 11/01/2004		8,000	7,989
1.557% due 11/10/2004		14,700	14,674
1.578% due 11/17/2004		13,900	13,871
1.625% due 11/17/2004		8,500	8,482
1.700% due 12/01/2004		9,200	9,171
1.731% due 12/08/2004		40,800	40,655
1.760% due 12/08/2004		13,000	12,954
1.780% due 12/15/2004		16,100	16,037
Federal Home Loan Bank
1.740% due 10/20/2004		43,400	43,360
1.595% due 11/12/2004		14,500	14,473
Freddie Mac
1.450% due 10/05/2004		13,000	12,998
1.470% due 10/12/2004		55,300	55,275
1.520% due 10/13/2004		9,900	9,895
1.540% due 10/18/2004		13,300	13,290
1.560% due 10/20/2004		13,400	13,389
1.540% due 11/08/2004		13,800	13,778
1.537% due 11/12/2004		5,800	5,790
1.545% due 11/12/2004		6,200	6,189
1.570% due 11/15/2004		13,800	13,773
1.579% due 11/22/2004		3,300	3,292
HBOS Treasury Services PLC
1.320% due 10/01/2004		1,100	1,100
1.780% due 12/10/2004		11,600	11,558
1.955% due 01/25/2005		8,700	8,645
Rabobank USA Financial Corp.
1.860% due 10/01/2004		34,300	34,300
1.950% due 01/26/2005		1,700	1,689
1.970% due 01/27/2005		4,800	4,769
Royal Bank of Scotland PLC
1.595% due 10/18/2004		9,900	9,893
1.630% due 10/25/2004		32,800	32,764
Stadshypoket Delaware, Inc.
1.850% due 12/20/2004		23,300	23,201
UBS Finance, Inc.
1.630% due 11/16/2004		40,600	40,515
1.675% due 11/24/2004		1,200	1,197
1.690% due 11/29/2004		2,900	2,892
1.700% due 11/30/2004		700	698
1.850% due 12/21/2004		2,100	2,091
1.930% due 01/24/2005		300	298

			646,557

U.S. Treasury Bills 0.7%

1.630% due 12/02/2004-12/16/2004 (b)(c)(d)		11,640	11,594

Total Short-Term Instruments (Cost $705,486)			705,451

Total Investments 126.8% (Cost $1,960,487)			$2,021,738

Written Options (f) (0.0%) (Premiums $121)			(89)

Other Assets and Liabilities (Net) (26.8%)			(426,899)

Net Assets 100.0%			$1,594,750

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $246 have been pledged as collateral for swap contracts at September 30, 2004.
(d)	Securities with an aggregate market value of $11,348 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note Long Futures	12/2004	55	$58
U.S. Treasury 5-Year Note Long Futures	12/2004	262	140

			$198

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  27

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

September 30, 2004 (Unaudited)

(e)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$8,025	$51
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014	8,125	101
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	686	2
Bear Stearns & Co., Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	2.250%	06/20/2005	12,500	139
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	4,000	16
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,500	12
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013	20,000	494
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	14,000	2,171
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	4,000	358
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/18/2004	7,500	0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	1,500	1
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	500	2
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	3,500	6
Goldman Sachs & Co.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	5,000	(20)
Goldman Sachs & Co.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	4,000	(16)
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	231
J.P. Morgan Chase & Co.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	30,540	(149)
J.P. Morgan Chase & Co.	United Mexican States 9.750% due 04/06/2005	Sell	2.840%	01/04/2013	5,400	498
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	12,000	(375)
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,500	22
Lehman Brothers, Inc.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	6,000	(21)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	3,700	(61)
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.080%	01/06/2005	9,750	11
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	1,500	6
Merrill Lynch & Co., Inc.	Republic of Kazakhstan 11.125% due 05/11/2007	Sell	0.700%	03/11/2005	1,250	(1)
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.350%	07/10/2005	10,720	45
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	12,000	326
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	(43)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.950%	12/09/2004	1,750	1
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	10,000	33
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	2,060	6
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	3,000	28
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.100%	06/20/2005	500	2
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,800	52
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	415
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	182

						$4,525

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	270	$121	$89

28  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(g)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	3,267	10/2004	$96	$0	$96
Buy		4,014	11/2004	74	0	74
Buy		2,970	12/2004	26	0	26
Buy	CP	864,462	11/2004	66	0	66
Buy		599,960	12/2004	7	0	7
Buy		24,681	09/2005	0	0	0
Sell	EC	11,015	10/2004	0	(324)	(324)
Buy	H$	9,953	10/2004	0	(2)	(2)
Buy		9,721	11/2004	0	(1)	(1)
Buy		7,696	12/2004	0	0	0
Buy	KW	1,468,665	10/2004	15	0	15
Buy		14,496,331	11/2004	282	0	282
Sell		10,092,208	11/2004	39	0	39
Buy		1,168,200	12/2004	0	(5)	(5)
Buy	MP	14,432	11/2004	4	0	4
Buy		20,589	12/2004	16	0	16
Buy	PN	4,350	11/2004	19	0	19
Buy		3,444	12/2004	5	0	5
Buy	PZ	4,084	11/2004	14	0	14
Buy		4,095	12/2004	14	0	14
Buy	RP	67,152	12/2004	0	(13)	(13)
Buy	RR	36,030	10/2004	8	0	8
Buy		35,638	11/2004	12	0	12
Buy		30,172	12/2004	2	0	2
Buy	S$	2,110	10/2004	23	0	23
Buy		2,284	11/2004	22	0	22
Buy		1,688	12/2004	3	0	3
Buy	SV	186,912	11/2004	101	0	101
Buy		37,107	12/2004	10	0	10
Buy	T$	41,399	11/2004	3	0	3
Buy		32,878	12/2004	0	(4)	(4)

				$861	$(349)	$512

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  29

Schedule of Investments

Floating Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 27.7%

Banking & Finance 12.5%

American General Finance Corp.
1.690% due 01/06/2006 (a)	$600	$601
Borden US Finance Corp.
6.400% due 07/15/2010 (a)	100	102
CIT Group, Inc.
1.480% due 05/18/2007 (a)	100	100
Ford Motor Credit Co.
7.500% due 03/15/2005	200	204
2.060% due 07/18/2005 (a)	100	100
7.600% due 08/01/2005	700	727
General Electric Capital Corp.
2.005% due 03/15/2005 (a)	200	200
1.900% due 02/03/2006 (a)	100	100
1.410% due 05/12/2006 (a)	100	100
General Motors Acceptance Corp.
7.500% due 07/15/2005	400	415
2.880% due 10/20/2005 (a)	150	151
2.595% due 05/18/2006 (a)	1,050	1,053
2.560% due 07/16/2007 (a)	100	100
Goldman Sachs Group, Inc.
1.980% due 07/23/2009 (a)	635	637
Household Finance Corp.
1.860% due 02/09/2007 (a)	125	125
Merrill Lynch & Co., Inc.
2.130% due 03/07/2006 (a)	100	100
1.900% due 04/18/2006 (a)	250	251
Morgan Stanley Dean Witter & Co.
1.872% due 01/22/2009 (a)	100	100
Morgan Stanley Dean Witter Capital I, Inc.
1.836% due 02/15/2007 (a)	100	100
National Rural Utilities Cooperative Finance Corp.
1.350% due 02/17/2006 (a)	100	100
Pemex Project Funding Master Trust
3.400% due 10/15/2009 (a)	100	104
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	300	300
Wells Fargo & Co.
1.670% due 09/29/2005 (a)	250	250

		6,020

Industrials 13.0%

Abitibi-Consolidated, Inc.
5.380% due 06/15/2011 (a)	100	102
Cablevision Systems Corp.
5.670% due 04/01/2009 (a)	200	209
DaimlerChrysler North America Holding Corp.
2.386% due 09/26/2005 (a)	40	40
1.880% due 05/24/2006 (a)	100	100
2.710% due 08/08/2006 (a)	100	101
2.342% due 09/10/2007 (a)	800	802
Echostar DBS Corp.
4.850% due 10/01/2008 (a)	200	209
Enterprise Products Operating LP
4.000% due 10/15/2007	500	503
Freescale Semiconductor, Inc.
4.380% due 07/15/2009 (a)	200	206
Hertz Corp.
2.900% due 08/05/2008 (a)	100	101
Kraft Foods, Inc.
1.960% due 11/26/2004 (a)	200	200
MCI, Inc.
5.908% due 05/01/2007	200	199
Pemex Project Funding Master Trust
3.400% due 10/15/2009 (a)	2,482	2,568
3.180% due 06/15/2010 (a)	300	304
Primedia, Inc.
7.086% due 05/15/2010 (a)	100	101
Qwest Communications International, Inc.
5.211% due 02/15/2009 (a)	300	287
TCI Communications, Inc.
8.000% due 08/01/2005	100	106
Tele-Communications-TCI Group
7.250% due 08/01/2005	125	131

		6,269

Utilities 2.2%

CMS Energy Corp.
9.875% due 10/15/2007	100	112
Dominion Resources, Inc.
7.625% due 07/15/2005	100	104
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	300	300
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	100	107
Rural Cellular Corp.
6.020% due 03/15/2010	100	102
Sprint Capital Corp.
7.900% due 03/15/2005	200	205
Time Warner Telecom Holdings, Inc.
5.711% due 02/15/2011 (a)	100	100

		1,030

Total Corporate Bonds & Notes (Cost $13,319)		13,319

U.S. GOVERNMENT AGENCIES 8.9%

Fannie Mae
1.470% due 10/03/2005 (a)	200	200
1.485% due 07/06/2005 (a)	100	100
1.860% due 03/23/2005 (a)	1,750	1,750
Federal Home Loan Bank
1.795% due 03/15/2005 (a)	300	300
Freddie Mac
1.537% due 10/07/2005 (a)	200	200
1.825% due 09/09/2005 (a)	1,750	1,751

Total U.S. Government Agencies (Cost $4,300)		4,301

ASSET-BACKED SECURITIES 11.3%

Alderwoods Group, Inc.
4.810% due 08/07/2008 (a)	102	104
4.420% due 09/17/2008 (a)	102	104
4.480% due 09/17/2008 (a)	205	208
4.690% due 09/17/2008 (a)	72	74
6.500% due 09/17/2008 (a)	4	5
Appleton Papers, Inc.
3.980% due 06/09/2010 (a)	300	304
Apria Healthcare Group, Inc.
3.590% due 07/20/2007 (a)	600	606
BCP Caylux Holdings Luxembourg S.A.
6.230% due 06/08/2011 (a)	600	611
Dex Media West LLC
3.660% due 09/09/2010 (a)	500	507
Georgia Gulf Corp.
3.687% due 05/12/2010 (a)	448	455
Hercules, Inc.
2.975% due 10/08/2010 (a)	600	605
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.862% due 08/25/2034 (a)	120	120
RH Donnelley Finance Corp.
1.000% due 06/30/2011 (a)	70	71
3.920% due 06/30/2011 (a)	233	235
4.060% due 06/30/2011 (a)	61	62
4.130% due 06/30/2011 (a)	76	77
4.140% due 06/30/2011 (a)	45	46
4.160% due 06/30/2011 (a)	15	15
Sears Credit Account Master Trust
1.860% due 02/18/2009 (a)	1,250	1,250

Total Asset-Backed Securities (Cost $5,454)		5,459

SOVEREIGN ISSUES 27.5%

Republic of Brazil
2.125% due 04/15/2009 (a)	841	825
2.125% due 04/15/2012 (a)	4,142	3,863
2.125% due 04/15/2012 (a)	94	88
Republic of Bulgaria
2.750% due 07/28/2012 (a)	542	542
Republic of Chile
2.061% due 01/28/2008 (a)	1,361	1,366
Republic of Panama
2.750% due 07/17/2014 (a)	170	163
2.750% due 07/17/2016 (a)	556	508
Republic of Peru
9.125% due 01/15/2008	400	453
Republic of Ukraine
5.330% due 08/05/2009 (a)	1,950	1,979
Russian Federation
8.750% due 07/24/2005	2,797	2,920
United Mexican States
2.290% due 01/13/2009 (a)	511	517

Total Sovereign Issues (Cost $13,160)		13,224

CONVERTIBLE BONDS & NOTES 0.4%

AES Corp.
4.500% due 08/15/2005	200	201

Total Convertible Bonds & Notes (Cost $200)		201

SHORT-TERM INSTRUMENTS 28.0%

Commercial Paper 18.0%

ABN AMRO North America
1.925% due 01/24/2005	900	894
Barclays U.S. Funding Corp.
1.855% due 12/16/2004	300	299
Danske Corp.
1.785% due 12/16/2004	300	299
1.850% due 12/27/2004	300	299
Den Norske Bank ASA
1.830% due 12/15/2004	200	199
1.810% due 12/20/2004	400	398
Dexia Delaware LLC
1.855% due 12/23/2004	400	398
Ford Motor Credit Co.
2.520% due 04/07/2005	200	198
ForeningsSparbanken AB
1.800% due 12/20/2004	200	199
Fortis Funding LLC
1.930% due 01/25/2005	500	497
Freddie Mac
1.455% due 12/05/2004	800	797
General Electric Capital Corp.
1.800% due 12/16/2004	400	399
HBOS Treasury Services PLC
1.820% due 12/14/2004	500	498
ING U.S. Funding LLC
1.820% due 12/16/2004	200	199
National Australia Funding, Inc.
1.590% due 10/19/2004	100	100
Nordea North America, Inc.
1.910% due 01/18/2005	500	497
Royal Bank of Scotland PLC
1.810% due 12/22/2004	600	597
Stadshypoket Delaware, Inc.
1.820% due 12/14/2004	700	697
Svenska Handelsbanken, Inc.
1.800% due 12/15/2004	300	299

30  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
UBS Finance, Inc.
1.785% due 12/14/2004	$400	$399
1.930% due 01/24/2005	500	497

		8,659

Repurchase Agreements 9.9%

Lehman Brothers, Inc.
1.660% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Bonds 11.250% due 02/15/2015 valued at $1,539. Repurchase proceeds are $1,500.)	1,500	1,500
State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 2.000% due 01/15/2006 valued at $3,357. Repurchase proceeds are $3,291.)	3,291	3,291

		4,791

U.S. Treasury Bill 0.1%

1.571% due 12/02/2004	30	30

Total Short-Term Instruments (Cost $13,483)		13,480

Total Investments 103.8% (Cost $49,916)		$49,984

Other Assets and Liabilities (Net) (3.8%)		(1,837)

Net Assets 100.0%		$48,147

Notes to Schedule of Investments

(amounts in thousands):

(a)	Variable rate security.
(b)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$1
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	4.570%	09/20/2007	125	5
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	0
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	1
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	1.300%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	100	0
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	1
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	(2)
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	(1)
Credit Suisse First Boston	SAMI	Sell	2.450%	09/20/2008	1,740	0
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	1
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	1
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	1
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	1
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	1
Credit Suisse First Boston	Vintage Petroleum, Inc. 8.250% due 05/01/2012	Sell	1.910%	12/20/2009	300	0
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	50	0
Goldman Sachs & Co.	TECO Energy, Inc. 7.500% due 06/15/2010	Sell	1.690%	09/20/2009	300	(1)
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	300	2
J.P. Morgan Chase & Co.	Jefferson Smurfit Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	2
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	0
Lehman Brothers, Inc.	Warner Music Group 0.000% due 02/08/2010	Sell	2.870%	09/20/2009	300	0
Lehman Brothers, Inc.	Dynegy Holdings, Inc. floating rate based on 1-month LIBOR plus 0.400% due 05/28/2007	Sell	3.150%	12/20/2009	600	0
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	(1)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	100	(1)
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	(2)
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	2

						$10

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  31

Schedule of Investments

Foreign Bond Fund (Unhedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CANADA (h) 1.8%

Commonwealth of Canada
5.250% due 06/01/2013	C$	400	$333
6.000% due 06/01/2011		1,600	1,390

Total Canada (Cost $1,632)			1,723

FRANCE (h) 6.3%

Republic of France
4.000% due 10/25/2009	EC	4,500	5,771
4.000% due 04/25/2014		300	373

Total France (Cost $5,896)			6,144

GERMANY (h) 11.1%

Republic of Germany
3.750% due 07/04/2013	EC	200	246
4.000% due 07/04/2009		300	385
4.500% due 01/04/2013		800	1,040
5.375% due 01/04/2010		300	409
6.250% due 01/04/2030		5,740	8,828

Total Germany (Cost $10,545)			10,908

ITALY (h) 2.1%

Republic of Italy
3.000% due 04/15/2009	EC	1,700	2,089

Total Italy (Cost $2,041)			2,089

JAPAN (h) 7.4%

Government of Japan
0.300% due 12/20/2007	JY	390,000	3,544
0.500% due 09/20/2006		260,000	2,381
0.700% due 09/20/2008		90,000	826
2.400% due 06/20/2024		56,000	538

Total Japan (Cost $7,229)			7,289

RUSSIA 0.2%

Russian Federation
8.750% due 07/24/2005		$200	209

Total Russia (Cost $208)			209

SPAIN (h) 1.5%

Kingdom of Spain
6.150% due 01/31/2013	EC	1,000	1,445

Total Spain (Cost $1,396)			1,445

UNITED KINGDOM (h) 11.1%

SRM Investment Ltd.
2.340% due 08/26/2034 (a)	EC	94	117
United Kingdom Gilt
4.000% due 03/07/2009	BP	3,800	6,684
5.000% due 03/07/2008		1,700	3,108
5.000% due 03/07/2012		130	238
5.000% due 09/07/2014		450	827

Total United Kingdom (Cost $10,807)			10,974

UNITED STATES 12.6%

Asset-Backed Securities 5.2%

American Express Credit Account Master Trust
1.900% due 04/15/2008 (a)		$500	501
Ameriquest Mortgage Securities, Inc.
1.930% due 04/25/2034 (a)		193	194
1.970% due 08/25/2034 (a)		180	180
2.250% due 02/25/2033 (a)		30	30
2.250% due 03/25/2033 (a)		133	133
Argent Securities, Inc.
2.020% due 09/25/2034 (a)		200	200
Bank One Issuance Trust
1.810% due 10/15/2008 (a)		700	701
Bear Stearns Asset-Backed Securities, Inc.
1.780% due 11/25/2029 (a)		97	97
Centex Home Equity
2.140% due 09/25/2033 (a)		100	100
Citifinancial Mortgage Securities, Inc.
2.140% due 01/25/2033 (a)		40	40
Countrywide Asset-Backed Certificates
1.938% due 08/25/2023 (a)		200	200
2.000% due 01/25/2035 (a)		200	200
2.010% due 12/25/2018 (a)		78	78
2.080% due 12/25/2031 (a)		16	16
Credit-Based Asset Servicing and Securitization
1.970% due 08/25/2034 (a)		178	178
Fremont Home Loan Trust
1.664% due 07/25/2034 (a)		100	100
GSAMP Trust
2.130% due 03/25/2034 (a)		176	176
Long Beach Mortgage Loan Trust
2.160% due 06/25/2033 (a)		115	116
2.160% due 07/25/2033 (a)		46	46
Merrill Lynch Mortgage Investors, Inc.
2.180% due 02/25/2034 (a)		115	116
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.980% due 08/25/2034 (a)		192	192
Nelnet Student Loan Trust
1.920% due 04/25/2011 (a)		200	200
Park Place Securities, Inc.
1.750% due 10/25/2034 (a)		100	100
Quest Trust
2.280% due 09/25/2034 (i)		400	400
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)		99	99
1.940% due 04/25/2025 (a)		90	90
1.987% due 09/25/2013 (a)		200	200
Residential Asset Securities Corp.
2.020% due 04/25/2021 (a)		153	153
2.070% due 09/25/2031 (a)		15	15
Saxon Asset Securities Trust
2.140% due 06/25/2033 (a)		86	86
Structured Asset Securities Corp.
2.240% due 05/25/2034 (a)		175	175

			5,112

Corporate Bonds & Notes 2.1%

DaimlerChrysler North America Holding Corp.
2.342% due 09/10/2007 (a)		400	401
Delhaize America, Inc.
7.375% due 04/15/2006		400	426
Ford Motor Credit Co.
7.500% due 03/15/2005		200	204
7.600% due 08/01/2005		200	208
General Motors Acceptance Corp.
2.510% due 01/16/2007 (a)		200	200
2.595% due 05/18/2006 (a)		100	100
5.250% due 05/16/2005		100	102
Raychem Corp.
8.200% due 10/15/2008		200	229
Sprint Capital Corp.
7.900% due 03/15/2005		200	205

			2,075

Mortgage-Backed Securities 0.4%

Bear Stearns Adjustable Rate Mortgage Trust
2.090% due 07/25/2034 (a)		82	82
Bear Stearns Commercial Mortgage Securities, Inc.
1.977% due 05/14/2016 (a)		200	200
Countrywide Home Loans, Inc.
2.120% due 08/25/2034 (a)		97	97
Mellon Residential Funding Corp.
2.200% due 12/15/2030 (a)		52	52

			431

U.S. Government Agencies 0.7%

Fannie Mae
1.900% due 05/25/2034		153	153
2.090% due 08/25/2030 (a)		179	179
2.240% due 06/25/2029 (a)		84	84
6.500% due 06/25/2044		184	195
Small Business Administration
4.754% due 08/01/2014		100	100

			711

U.S. Treasury Obligations 4.2%

Treasury Inflation Protected Securities (b)
2.000% due 07/15/2014		502	514
3.375% due 01/15/2007		478	511
3.500% due 01/15/2011		1,197	1,355
4.250% due 01/15/2010		225	261
U.S. Treasury Bond
7.875% due 02/15/2021		1,000	1,354
U.S. Treasury Note
4.875% due 02/15/2012		100	107

			4,102

Total United States (Cost $12,402)			12,431

	# of Contracts
PURCHASED CALL OPTIONS 0.0%

U.S. Treasury 10-Year Note Futures (CBOT)
6.000% due 12/31/2004 Strike @ 121.000 Exp. 11/26/2004		44	0

Total Purchased Call Options (Cost $1)			0

	Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%

Euro-Bobl 10-Year Note December Futures (OTC) Strike @ 106.000 Exp. 11/23/2004		$50	0
Euro-Bund 10-Year Note December Futures (OTC) Strike @ 105.750 Exp. 11/23/2004		51	0
Euro-Bund 5-Year Note December Futures (OTC) Strike @ 106.000 Exp. 11/22/2004		50	0

32  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	# of Contracts	Value (000s)
Eurodollar June Futures (CME) Strike @ 95.000 Exp. 06/13/2005	16	$0
U.S. Treasury 10-Year Note Futures (CBOT) 6.000% due 12/31/2004 Strike @ 92.000 Exp. 11/26/2004	55	1

Total Purchased Put Options (Cost $3)		1

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 51.4%

Certificates of Deposit 2.9%

Citibank New York N.A.
1.750% due 12/07/2004	$1,400	1,400
Wells Fargo Bank N.A.
1.620% due 10/06/2004	1,500	1,500

		2,900

Commercial Paper 43.6%

ABN AMRO North America
1.480% due 10/06/2004	600	600
1.925% due 01/24/2005	1,400	1,391
Anz (Delaware), Inc.
1.635% due 11/18/2004	1,200	1,197
1.640% due 11/18/2004	600	599
ASB Bank Ltd.
1.730% due 12/03/2004	400	399
Bank of Ireland
1.750% due 12/06/2004	2,000	1,993
Barclays U.S. Funding Corp.
1.800% due 12/08/2004	1,800	1,794
CBA (de) Finance
1.505% due 10/12/2004	500	500
1.520% due 10/15/2004	200	200
1.650% due 11/19/2004	500	499
CDC Commercial Corp.
1.670% due 11/23/2004	1,400	1,396
Danske Corp.
1.510% due 10/12/2004	100	100
1.520% due 10/18/2004	500	500
1.630% due 10/25/2004	300	300
1.645% due 11/19/2004	600	599
1.725% due 12/03/2004	100	100
1.765% due 12/09/2004	200	199
Delphi Corp.
1.841% due 11/02/2004	250	250
Den Norske Bank ASA
1.650% due 11/19/2004	800	798
1.790% due 12/10/2004	300	299
1.810% due 12/15/2004	1,000	996
1.830% due 12/15/2004	100	100
Dexia Delaware LLC
1.505% due 10/01/2004	100	100
1.540% due 10/04/2004	400	400
Fannie Mae
1.559% due 10/27/2004	300	300
1.180% due 11/01/2004	800	799
1.625% due 11/17/2004	200	199
1.660% due 11/24/2004	2,000	1,995
1.594% due 12/01/2004	700	698
1.687% due 12/01/2004	1,500	1,495
1.819% due 12/22/2004	600	597
1.010% due 01/03/2005	500	497
Federal Home Loan Bank
1.505% due 10/06/2004	200	200
1.439% due 10/08/2004	500	500
1.475% due 10/15/2004	300	300
1.655% due 11/26/2004	600	598
Ford Motor Credit Co.
2.470% due 04/04/2005	200	198
ForeningsSparbanken AB
1.785% due 12/07/2004	200	199
Freddie Mac
1.470% due 10/12/2004	400	400
1.560% due 10/20/2004	400	400
1.545% due 10/25/2004	800	799
General Electric Capital Corp.
1.580% due 11/01/2004	100	100
1.600% due 11/09/2004	100	100
1.720% due 12/02/2004	1,100	1,096
General Motors Acceptance Corp.
2.362% due 03/21/2005	100	99
2.436% due 04/05/2005	100	99
HBOS Treasury Services PLC
1.535% due 10/15/2004	300	300
1.560% due 10/19/2004	100	100
1.575% due 11/09/2004	100	100
1.610% due 11/10/2004	500	499
1.655% due 11/18/2004	100	100
1.655% due 11/19/2004	100	100
1.715% due 11/29/2004	100	100
1.720% due 12/01/2004	400	399
1.730% due 12/02/2004	100	100
1.780% due 12/07/2004	500	498
1.820% due 12/14/2004	300	299
ING U.S. Funding LLC
1.505% due 10/01/2004	200	200
1.485% due 10/05/2004	400	400
1.720% due 12/01/2004	1,100	1,096
1.730% due 12/01/2004	300	299
National Australia Funding, Inc.
1.590% due 10/19/2004	700	699
Nordea North America, Inc.
1.730% due 11/29/2004	100	100
1.720% due 11/30/2004	1,500	1,495
Rabobank USA Financial Corp.
1.860% due 10/01/2004	300	300
Royal Bank of Scotland PLC
1.595% due 10/18/2004	300	300
1.540% due 10/19/2004	200	200
1.630% due 11/03/2004	1,000	998
Spintab AB
1.505% due 10/12/2004	900	899
1.740% due 12/02/2004	1,000	997
1.710% due 12/03/2004	300	299
Svenska Handelsbanken, Inc.
1.615% due 10/29/2004	200	200
1.625% due 11/04/2004	400	399
1.730% due 12/02/2004	1,000	997
UBS Finance, Inc.
1.575% due 11/09/2004	400	399
1.630% due 11/16/2004	200	199
1.690% due 11/29/2004	400	399
1.700% due 11/30/2004	200	199
1.735% due 12/03/2004	300	299
1.765% due 12/07/2004	300	299
UniCredit Delaware
1.570% due 10/22/2004	400	400
1.635% due 11/05/2004	200	200
Westpac Capital Corp.
1.650% due 12/06/2004	1,100	1,096

		42,940

Repurchase Agreement 0.8%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $810. Repurchase proceeds are $792.)	792	792

U.S. Treasury Bills 4.1%

1.640% due 12/02/2004-12/16/2004 (c)(d)	4,020	4,004

Total Short-Term Instruments (Cost $50,641)		50,636

Total Investments 105.5% (Cost $102,801)		$103,849

Written Options (f) (0.0%) (Premiums $33)		(27)

Other Assets and Liabilities (Net) (5.5%)		(5,344)

Net Assets 100.0%		$98,478

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $4,004 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	16	$1
Euribor June Long Futures	06/2005	82	26
Euribor Purchased Put Options Strike @ 95.375	06/2005	82	(1)
Euro-Bobl Purchased Put Options Strike @ 105.750	12/2004	35	0
Euro-Bund 10-Year Note Long Futures	12/2004	119	71
Government of Japan 10-Year Note Long Futures	12/2004	12	196
U.S. Treasury 10-Year Short Futures	12/2004	28	(5)

			$288

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  33

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

September 30, 2004 (Unaudited)

(e)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/20/2018	BP	5,300	$(40)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014	EC	220	(8)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	06/16/2014		900	(33)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/20/2018		7,000	77
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(41)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	800	2
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		3,500	8
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		20,800	37
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		$400	(28)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/15/2024		1,700	(99)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		1,200	(52)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		2,600	(170)

							$(347)

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	30	$16	$10
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	29	17	17

				$33	$27

(g)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$500	$495	$494
U.S. Treasury Note	4.375	08/15/2012	200	206	206
U.S. Treasury Note	4.000	11/15/2012	600	603	604

				$1,304	$1,304

(h)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	592	10/2004	$4	$0	$4
Buy	BP	2,760	10/2004	86	0	86
Sell		3,184	10/2004	0	(121)	(121)
Buy	C$	1,589	10/2004	28	0	28
Sell		428	10/2004	0	(4)	(4)
Buy	DK	7,403	12/2004	27	0	27
Buy	EC	25,014	10/2004	682	0	682
Buy	JY	3,434,469	10/2004	148	0	148
Buy	SK	7,586	12/2004	30	0	30

				$1,005	$(125)	$880

(i)	The aggregate value of fair valued securities is $400, which is 0.41% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

34  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA (i) 0.3%

Commonwealth of Australia
8.750% due 08/15/2008	A$	600	$489
Crusade Global Trust
2.041% due 05/15/2021 (a)		$1,548	1,549
Homeside Mortgage Securities Trust
1.820% due 01/20/2027 (a)		595	593
Medallion Trust
1.820% due 07/12/2031 (a)		1,472	1,463
Torrens Trust
2.020% due 07/15/2031 (a)		636	637

Total Australia (Cost $4,728)			4,731

AUSTRIA (i) 1.1%

Republic of Austria
5.000% due 07/15/2012	EC	12,700	17,037

Total Austria (Cost $13,983)			17,037

BELGIUM (i) 1.4%

Kingdom of Belgium
6.250% due 03/28/2007	EC	1,400	1,885
7.000% due 11/21/2004	BF	183,200	5,682
7.500% due 07/29/2008	EC	10,500	15,111

Total Belgium (Cost $17,906)			22,678

BRAZIL 0.4%

Republic of Brazil
2.125% due 04/15/2009 (a)		$6,647	6,527
2.125% due 04/15/2012 (a)		188	176

Total Brazil (Cost $6,415)			6,703

CANADA (i) 4.4%

Commonwealth of Canada
5.500% due 06/01/2009	C$	17,400	14,682
5.500% due 06/01/2010		17,300	14,622
6.000% due 06/01/2008		34,300	29,279
6.000% due 06/01/2011		12,700	11,032

Total Canada (Cost $60,060)			69,615

CAYMAN ISLANDS (i) 0.5%

Pylon Ltd.
6.019% due 12/22/2008 (a)	EC	1,350	1,742
Redwood Capital Ltd.
4.960% due 01/01/2006 (a)		$2,300	2,323
Residential Reinsurance Ltd.
6.690% due 12/01/2005 (a)		700	602
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)		38,241	348
Vita Capital Ltd.
2.950% due 01/01/2007 (a)		3,900	3,924

Total Cayman Islands (Cost $8,861)			8,939

DENMARK (i) 0.2%

Nykredit Konvertible
6.000% due 10/01/2029	DK	9,273	1,622
Unikredit Realkredit
6.000% due 07/01/2029		8,653	1,515

Total Denmark (Cost $1,987)			3,137

FRANCE (i) 11.3%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,330
Republic of France
3.500% due 01/12/2005		2,000	2,496
4.000% due 04/25/2009		31,050	39,832
4.000% due 10/25/2009		30,070	38,563
4.000% due 04/25/2014		20,200	25,110
5.250% due 04/25/2008		47,000	62,745
7.250% due 04/25/2006		7,000	9,336

Total France (Cost $143,828)			179,412

GERMANY (i) 23.0%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,737
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,232
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	583
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,877
Republic of Germany
3.750% due 07/04/2013		3,500	4,303
4.250% due 01/04/2014		25,500	32,439
4.500% due 01/04/2013		9,505	12,356
5.000% due 07/04/2011		100	134
5.000% due 01/04/2012		53,000	71,255
5.250% due 07/04/2010		26,300	35,702
5.250% due 01/04/2011		28,400	38,631
5.375% due 01/04/2010		4,500	6,135
5.500% due 01/04/2031		5,700	8,027
5.625% due 01/04/2028		11,630	16,488
6.250% due 01/04/2030		6,400	9,843
6.500% due 07/04/2027		75,260	118,478

Total Germany (Cost $315,443)			364,220

IRELAND (i) 0.5%

Celtic Residential Irish Mortgage Securitisation
2.305% due 06/13/2035 (a)(j)	EC	2,576	3,202
Emerald Mortgages PLC
2.336% due 04/30/2028 (a)		2,752	3,409
2.336% due 10/22/2035 (a)		669	834

Total Ireland (Cost $6,278)			7,445

ITALY (i) 1.2%

First Italian Auto Transaction
2.403% due 07/01/2008 (a)	EC	1,424	1,766
Republic of Italy
5.250% due 08/01/2011		3,400	4,620
5.500% due 11/01/2010		1,700	2,335
7.750% due 11/01/2006		5,700	7,814
Siena Mortgage Sp
2.396% due 02/28/2037 (a)		1,325	1,652
Upgrade SpA
2.386% due 12/31/2035 (a)		1,000	1,236

Total Italy (Cost $16,725)			19,423

JAPAN (i) 13.8%

Government of Japan
0.300% due 12/20/2007	JY	9,054,000	82,285
0.700% due 09/20/2008		2,980,000	27,361
1.300% due 09/20/2012		380,000	3,484
1.400% due 09/20/2011		2,960,000	27,599
1.600% due 09/20/2013		6,760,000	62,868
1.900% due 09/20/2022		840,000	7,596
2.400% due 06/20/2024		822,000	7,896

Total Japan (Cost $212,374)			219,089

LUXEMBOURG (i) 0.4%

Tyco International Group S.A.
4.375% due 11/19/2004	EC	2,170	2,707
5.875% due 11/01/2004		$3,257	3,266
6.750% due 02/15/2011		8	9

Total Luxembourg (Cost $5,635)			5,982

MEXICO 0.2%

Petroleos Mexicanos
8.850% due 09/15/2007		$1,040	1,179
9.375% due 12/02/2008		1,290	1,506

Total Mexico (Cost $2,287)			2,685

NETHERLANDS (i) 1.7%

Delphinus BV
2.400% due 04/25/2093 (a)	EC	1,500	1,850
Dutch Mortgage-Backed Securities BV
2.364% due 11/20/2035 (a)		1,849	2,290
2.400% due 10/02/2079 (a)		3,000	3,714
Holland Euro-Denominated Mortgage-Backed Series
2.385% due 04/18/2012 (a)		1,943	2,405
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	15,583

Total Netherlands (Cost $21,820)			25,842

NEW ZEALAND (i) 0.3%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	5,130	4,398

Total New Zealand (Cost $3,136)			4,398

PANAMA 0.2%

Republic of Panama
2.750% due 07/17/2014 (a)		$1,481	1,427
8.250% due 04/22/2008		2,000	2,210

Total Panama (Cost $3,612)			3,637

PERU 0.2%

Republic of Peru
9.125% due 01/15/2008		$2,400	2,720

Total Peru (Cost $2,687)			2,720

RUSSIA 0.4%

Russian Federation
8.750% due 07/24/2005		$5,000	5,220
10.000% due 06/26/2007		1,630	1,844

Total Russia (Cost $7,087)			7,064

SOUTH AFRICA 0.2%

Republic of South Africa
8.375% due 10/17/2006		$2,480	2,730

Total South Africa (Cost $2,752)			2,730

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  35

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
SPAIN (i) 4.5%

Hipotebansa Mortgage Securitization Fund
2.268% due 07/18/2022 (a)(j)	EC	2,011	$2,481
Hipotebansa V
2.226% due 01/18/2018 (a)		1,676	2,074
Kingdom of Spain
5.150% due 07/30/2009		37,730	50,815
5.350% due 10/31/2011		11,100	15,232

Total Spain (Cost $52,086)			70,602

SWEDEN (i) 0.2%

Kingdom of Sweden
5.000% due 01/28/2009	SK	27,000	3,907

Total Sweden (Cost $2,679)			3,907

TUNISIA 0.0%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$275	303

Total Tunisia (Cost $305)			303

UNITED KINGDOM (i) 10.2%

Bauhaus Securities Ltd.
2.438% due 10/30/2052 (a)	EC	4,034	5,022
Dolerite Funding PLC
2.010% due 08/20/2032 (a)		2,140	2,138
Haus Ltd.
2.375% due 12/14/2037 (a)		6,502	8,090
Lloyds TSB Capital I
7.375% due 02/07/2049		500	741
Ocwen Mortgage Loan Trust
2.626% due 12/15/2031 (a)		202	251
SRM Investment Ltd.
2.335% due 08/26/2034 (a)		470	586
United Kingdom Gilt
4.000% due 03/07/2009	BP	6,450	11,345
5.000% due 03/07/2008		21,600	39,490
5.000% due 03/07/2012		32,300	59,205
8.000% due 09/27/2013		15,450	34,391

Total United Kingdom (Cost $155,815)			161,259

UNITED STATES (i) 25.3%

Asset-Backed Securities 2.7%
ACE Securities Corp.
2.160% due 11/25/2028 (a)		$46	46
Ameriquest Mortgage Securities, Inc.
2.250% due 02/25/2033 (a)		571	572
2.250% due 03/25/2033 (a)		563	565
Amortizing Residential Collateral Trust
2.100% due 09/25/2030 (a)		74	74
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.310% due 06/25/2029 (a)		1,037	1,038
Bear Stearns Asset-Backed Securities, Inc.
2.170% due 10/25/2032 (a)		760	761
CDC Mortgage Capital Trust
2.130% due 08/25/2032 (a)		154	154
2.180% due 01/10/2032 (a)		179	179
Conseco Finance Corp.
2.130% due 10/15/2031 (a)		180	180
Countrywide Asset-Backed Certificates
2.000% due 08/25/2023 (a)		300	300
2.010% due 12/25/2018 (a)		1,678	1,680
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)		311	311
2.290% due 10/25/2032 (a)		167	167
EQCC Home Equity Loan Trust
2.061% due 03/20/2030 (a)		60	60
First Alliance Mortgage Loan Trust
2.041% due 12/20/2027 (a)		53	53
Home Equity Asset Trust
1.990% due 08/25/2034 (a)		2,680	2,681
2.250% due 03/25/2033 (a)		726	728
Irwin Home Equity Loan Trust
2.360% due 06/25/2028 (a)		1,457	1,462
Mesa Trust Asset-Backed Certificates
2.240% due 11/25/2031 (a)		1,648	1,649
Morgan Stanley Warehouse Facilities
1.590% due 07/06/2005 (a)		15,100	15,090
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		3,547	3,542
Novastar Home Equity Loan
2.120% due 01/25/2031 (a)		190	190
Providian Home Equity Loan Trust
2.130% due 06/25/2025 (a)		509	510
Quest Trust
2.400% due 06/25/2034 (a)		6,421	6,425
Residential Asset Mortgage Products, Inc.
1.940% due 04/25/2025 (a)		1,075	1,076
Residential Asset Securities Corp.
2.070% due 09/25/2031 (a)		75	75
2.090% due 07/25/2032 (a)		2,644	2,644

			42,212

Corporate Bonds & Notes 2.9%

CIT Group, Inc.
3.180% due 01/31/2005 (a)		1,500	1,507
DaimlerChrysler Financial Services N.A. LLC
1.810% due 04/27/2005 (a)		2,000	1,994
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		3,030	3,046
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)		2,800	2,802
7.600% due 08/01/2005		2,800	2,908
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,658
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)		$4,700	4,713
General Motors Corp.
1.250% due 12/20/2004	JY	208,000	1,893
J.P. Morgan Chase & Co., Inc.
4.560% due 02/15/2012 (a)		$4,670	5,070
Kroger Co.
5.500% due 02/01/2013		1,520	1,577
MetLife, Inc.
3.911% due 05/15/2005		900	909
MGM Mirage, Inc.
6.950% due 02/01/2005		2,795	2,844
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (a)		2,100	2,411
9.870% due 06/30/2049 (a)		500	587
Park Place Entertainment Corp.
7.875% due 12/15/2005		500	527
Premium Asset Trust
2.095% due 11/27/2004 (a)		1,250	1,250
Rogers Cablesystems, Inc.
10.000% due 03/15/2005		640	662
Sprint Capital Corp.
7.900% due 03/15/2005		4,250	4,354
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	800
Yum! Brands, Inc.
7.450% due 05/15/2005		700	720

			45,232

Mortgage-Backed Securities 1.8%

Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,241
CS First Boston Mortgage Securities Corp.
2.250% due 08/25/2033 (a)		2,818	2,805
5.758% due 05/25/2032 (a)		224	227
GS Mortgage Securities Corp.
6.526% due 08/15/2011		2,000	2,239
Impac CMB Trust
2.240% due 07/25/2033 (a)		528	528
J.P. Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	11,299
Merrill Lynch Mortgage Investors, Inc.
2.140% due 03/15/2025 (a)		1,711	1,716
Residential Funding Mortgage Securities I, Inc.
5.613% due 09/25/2032 (a)		405	405
6.500% due 03/25/2032		953	971
Structured Asset Mortgage Investments, Inc.
6.530% due 06/25/2029 (a)		106	107
Structured Asset Securities Corp.
2.140% due 10/25/2027 (a)		1,014	1,015
Washington Mutual Mortgage Securities Corp.
2.788% due 12/25/2040 (a)		611	612
3.066% due 02/27/2034 (a)		2,489	2,499
5.149% due 10/25/2032 (a)		1,300	1,320

			28,984

Municipal Bonds & Notes 3.7%

California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036		2,100	2,142
California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,345
5.250% due 07/01/2013		3,500	3,943
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,349
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,272
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	305
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,500	1,522
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	224
De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,533
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,654
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	234
District of Columbia Tobacco Settlement Financing Corp., Series 2001
6.500% due 05/15/2033		1,115	1,027
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	825

36  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Hawaii State General Obligation Bonds, Series 2001
5.500% due 08/01/2011	$1,300	$1,480
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014	300	351
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,041
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.600% due 06/01/2035	400	325
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	700	717
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	800	892
Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	1,300	1,334
5.000% due 06/01/2032	2,000	2,041
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	204
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	410	418
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041	300	306
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	541
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	456
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	410	450
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	625	635
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 08/01/2011	2,000	2,260
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003-A1
5.500% due 06/01/2014	300	327
5.500% due 06/01/2017	600	655
New York, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2033	1,500	1,526
New York, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028	1,500	1,538
North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.950% due 06/01/2009 (a)	117	117
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,105
Sacramento County, California Public Financing Authority Revenue Bonds, (FGIC Insured), Series 2003
4.750% due 12/01/2033	680	667
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	203
State of Louisiana General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,636
Tobacco Settlement Authority of Iowa Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	2,607
Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	3,500	3,752

		57,959

	Shares

Preferred Security 0.4%

DG Funding Trust
3.360% due 12/29/2049 (a)	640	6,880

	Principal Amount (000s)

U.S. Government Agencies 6.4%

Fannie Mae
1.960% due 03/25/2034 (a)	$1,780	1,771
3.415% due 11/01/2022 (a)	58	61
3.450% due 01/01/2023 (a)	68	70
3.569% due 08/01/2023 (a)	346	358
5.000% due 08/01/2033-0/14/2034 (c)	15,264	15,106
5.500% due 05/01/2034-10/14/2034 (c)	21,794	22,088
5.824% due 04/01/2032 (a)	560	570
5.920% due 12/01/2030 (a)	140	142
6.500% due 02/01/2026-07/01/2032 (c)	3,891	4,085
Federal Home Loan Bank
5.660% due 04/26/2006	1,200	1,256
5.665% due 03/22/2006	3,200	3,342
Freddie Mac
3.303% due 06/01/2022 (a)	556	575
5.500% due 05/15/2012	30	30
9.050% due 06/15/2019	12	12
Government National Mortgage Association
3.375% due 05/20/2022-05/20/2030 (a)(c)	4,942	5,008
3.500% due 11/20/2030 (a)	117	119
4.625% due 11/20/2021-12/20/2025 (a)(c)	558	567
4.750% due 07/20/2022-08/20/2027 (a)(c)	1,606	1,628
Small Business Administration
5.980% due 11/01/2022	7,562	8,081
6.344% due 08/10/2011	4,435	4,764
6.640% due 02/10/2011	2,816	3,054
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	17,050
5.880% due 04/01/2036	8,145	8,982
5.980% due 04/01/2036	1,855	2,041

		100,760

U.S. Treasury Obligations 7.4%

Treasury Inflation Protected Securities (b)
2.000% due 07/15/2014	502	514
3.000% due 07/15/2012	9,270	10,268
3.500% due 01/15/2011	29,819	33,759
3.625% due 04/15/2028	1,159	1,471
4.250% due 01/15/2010	12,609	14,638
U.S. Treasury Bonds
7.500% due 11/15/2016	14,800	19,024
8.125% due 08/15/2019	10,400	14,241
U.S. Treasury Notes
3.000% due 02/15/2009	22,600	22,380
4.875% due 02/15/2012	900	959

		117,254

Total United States (Cost $393,567)		399,281

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.1%

30-Year Interest Rate Swap (OTC) Strike @ 5.750 Exp. 04/27/2009	9,700	788

Total Purchased Call Options (Cost $503)		788

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC) Strike @ 6.250 Exp. 04/27/2009	9,700	568

	# of Contracts

Euro-Bund 10-Year Note December Futures (OTC) Strike @ 105.750 Exp. 11/23/2004	2,100	0
Eurodollar June Futures (CME) Strike @ 93.750 Exp. 06/13/2005	473	3
U.S. Treasury 10-Year Note December Futures (CBOT) 6.000% due 12/31/2004 Strike @ 99.000 Exp. 11/26/2004	8	1
U.S. Treasury 10-Year Note December Futures (CBOT) 6.000% due 12/31/2004 Strike @ 98.000 Exp. 11/26/2004	170	3
U.S. Treasury 10-Year Note December Futures (CBOT) 6.000% due 12/31/2004 Strike @ 97.000 Exp. 11/26/2004	400	6
U.S. Treasury 10-Year Note December Futures (CBOT) 6.000% due 12/31/2004 Strike @ 92.000 Exp. 11/26/2004	500	8
U.S. Treasury 10-Year Note March Futures (CBOT) 6.000% due 03/31/2005 Strike @ 88.000 Exp. 02/18/2005	950	15

Total Purchased Put Options (Cost $747)		604

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  37

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 16.2%

Commercial Paper 12.7%

Bank of Ireland
1.840% due 12/17/2004	$3,600	$3,585
Danske Corp.
1.580% due 10/29/2004	13,400	13,383
1.645% due 11/19/2004	5,300	5,288
1.765% due 12/09/2004	28,300	28,198
Fannie Mae
1.734% due 11/15/2004	8,500	8,481
1.800% due 11/29/2004	5,800	5,783
1.725% due 12/08/2004	15,000	14,947
1.731% due 12/08/2004	4,600	4,584
1.760% due 12/08/2004	4,500	4,484
1.780% due 12/15/2004	7,500	7,470
1.819% due 12/22/2004	3,400	3,385
Freddie Mac
1.930% due 01/24/2005	300	298
General Electric Capital Corp.
1.800% due 12/14/2004	5,000	4,981
General Motors Acceptance Corp.
2.404% due 03/22/2005	3,000	2,970
2.535% due 04/05/2005	2,400	2,374
HBOS Treasury Services PLC
1.575% due 11/09/2004	500	499
1.715% due 11/30/2004	2,400	2,393
Rabobank USA Financial Corp.
1.860% due 10/01/2004	9,600	9,600
1.950% due 01/26/2005	5,200	5,167
Republic of Italy
1.420% due 10/13/2004	7,500	7,496
Royal Bank of Scotland PLC
1.630% due 11/03/2004	17,400	17,374
UBS Finance, Inc.
1.675% due 11/24/2004	3,600	3,591
1.690% due 11/29/2004	17,800	17,751
1.700% due 11/30/2004	2,300	2,293
1.930% due 01/24/2005	23,700	23,551
1.940% due 01/25/2005	700	696

		200,622

Repurchase Agreement 0.6%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $9,665. Repurchase proceeds are $9,475.)	9,475	9,475

U.S. Treasury Bills 2.9%

1.618% due 12/02/2004-12/16/2004 (c)(d)(e)	46,855	46,677

Total Short-Term Instruments (Cost $256,806)		256,774

Total Investments 118.2% (Cost $1,720,112)		$1,871,005

Written Options (g) (0.7%) (Premiums $7,897)		(11,203)

Other Assets and Liabilities (Net) (17.5%)		(276,302)

Net Assets 100.0%		$1,583,500

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $27,905 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $11,622 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	473	$26
Eurodollar September Long Futures	09/2005	816	(337)
Euribor Purchased Put Options Strike @ 93.000	12/2004	91	(12)
Euro-Bund 10-Year Note Long Futures	12/2004	2,185	2,270
Government of Japan 10-Year Note Long Futures	12/2004	187	2,559
U.S. Treasury 10-Year Note Long Futures	12/2004	1,509	1,646
U.S. Treasury 30-Year Bond Long Futures	12/2004	157	(96)

			$6,056

38  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018	BP	30,300	$80
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		60,000	154
Lehman Brothers, Inc.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		300	(5)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		4,400	(10)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		39,200	222
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/20/2018		19,200	(212)
Merrill Lynch & Co., Inc.	3-month C$-LIBOR	Pay	5.000%	06/18/2008	C$	18,000	(248)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	65,700	(7,160)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(1,431)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	3.750%	06/17/2012		9,900	(262)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		51,000	816
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		73,100	1,150
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		15,350	233
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		77,600	362
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		26,800	(1,452)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		75,000	(3,546)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/20/2018		23,000	419
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	(488)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(923)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(246)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(49)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(1,287)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	12
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(1,825)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	55,000	130
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		234,800	548
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		115,200	270
Morgan Stanley Dean Witter & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		81,100	193
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$37,300	(2,274)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/15/2024		12,600	(731)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		38,300	(1,648)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		8,600	(612)
Lehman Brothers, Inc.	3-month LIBOR	Receive	4.000%	12/15/2009		6,700	(267)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		26,400	(1,850)
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024		54,000	(5,076)

							$(27,013)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	$6,000	$23
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	4,800	5
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	4,800	18
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,700	5

						$51

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$2,400	$0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	2,000	0

					$0

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/26/2004	181	$104	$105

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  39

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.175	%**	10/04/2004	$84,000	$2,493	$5,168
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%**	10/04/2004	700	23	77
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%*	10/04/2004	700	31	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	66,900	688	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	66,900	510	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	8,700	195	633
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%**	01/07/2005	42,500	1,945	3,094
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	7.000	%*	01/07/2005	2,500	48	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%**	08/04/2005	4,100	145	312
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%*	08/04/2005	4,100	212	26
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	13,600	584	1,036
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	13,600	584	86
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	10,000	297	613
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006	2,900	38	53

						$7,793	$11,098

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$183,700	$181,913	$181,689
U.S. Treasury Note	5.500	05/15/2009	13,500	14,790	14,748
U.S. Treasury Note	4.375	08/15/2012	37,200	38,363	38,375
U.S. Treasury Note	3.625	05/15/2013	59,925	58,478	57,785
U.S. Treasury Note	4.250	08/15/2013	55,160	56,003	55,269

				$349,547	$347,866

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	757	10/2004	$0	$(13)	$(13)
Buy	BP	2,906	10/2004	27	0	27
Sell		7,810	10/2004	0	(276)	(276)
Buy	BR	3,433	10/2004	101	0	101
Buy		892	11/2004	16	0	16
Sell	C$	88,876	10/2004	0	(2,041)	(2,041)
Buy	CP	74,167	11/2004	6	0	6
Sell	DK	28,481	12/2004	0	(128)	(128)
Buy	EC	31,944	10/2004	561	0	561
Sell		565,633	10/2004	0	(16,491)	(16,491)
Buy	H$	8,907	10/2004	0	(1)	(1)
Buy		2,722	11/2004	0	0	0
Buy		2,668	12/2004	0	0	0
Sell	JY	18,756,880	10/2004	0	(798)	(798)
Buy	KW	354,105	10/2004	4	0	4
Buy		349,350	11/2004	2	0	2
Buy		1,026,929	12/2004	0	(4)	(4)
Buy	MP	4,371	11/2004	1	0	1
Buy		3,060	12/2004	3	0	3
Sell	N$	5,468	10/2004	0	(98)	(98)
Buy	PN	1,193	11/2004	6	0	6
Buy	PZ	1,723	11/2004	6	0	6
Buy		1,729	12/2004	6	0	6
Buy	RR	9,534	10/2004	2	0	2
Buy		12,830	11/2004	4	0	4
Buy	S$	483	10/2004	5	0	5
Buy		592	11/2004	6	0	6
Sell	SK	30,385	12/2004	0	(145)	(145)
Buy	SV	19,882	11/2004	11	0	11
Buy	T$	14,904	11/2004	1	0	1

				$768	$(19,995)	$(19,227)

(j)	The aggregate value of fair valued securities is $5,683, which is 0.36% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

40  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.3%

Crusade Global Trust
2.041% due 05/15/2021 (a)		$166	$166
Homeside Mortgage Securities Trust
1.820% due 01/20/2027 (a)		62	61
Medallion Trust
1.820% due 07/12/2031 (a)		249	248
Superannuation Members Home Loans Global Fund
2.135% due 06/15/2026 (a)		62	62
Torrens Trust
2.020% due 07/15/2031 (a)		94	94

Total Australia (Cost $632)			631

BELGIUM (i) 1.2%

Kingdom of Belgium
6.250% due 03/28/2007	EC	500	673
7.000% due 11/21/2004	BF	5,800	180
7.500% due 07/29/2008	EC	900	1,295

Total Belgium (Cost $1,578)			2,148

BRAZIL 0.4%

Republic of Brazil
2.125% due 04/15/2009 (a)		$471	462
2.125% due 04/15/2012 (a)		188	176

Total Brazil (Cost $613)			638

CANADA (i) 3.6%

Commonwealth of Canada
5.500% due 06/01/2009	C$	900	759
5.500% due 06/01/2010		1,600	1,352
6.000% due 06/01/2008		3,200	2,732
6.000% due 06/01/2011		1,700	1,477

Total Canada (Cost $5,549)			6,320

CAYMAN ISLANDS (i) 0.4%

Redwood Capital Ltd.
5.450% due 01/01/2006 (a)		$300	303
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)	JY	2,516	23
Vita Capital Ltd.
2.950% due 01/01/2007 (a)		$400	402

Total Cayman Islands (Cost $721)			728

DENMARK (i) 0.2%

Nykredit Konvertible
6.000% due 10/01/2029	DK	1,303	228
Unikredit Realkredit
6.000% due 07/01/2029		319	56

Total Denmark (Cost $178)			284

FRANCE (i) 5.9%

Axa S.A.
3.750% due 01/01/2017	EC	50	80
Republic of France
4.000% due 10/25/2009		2,260	2,898
4.000% due 04/25/2014		2,500	3,108
7.250% due 04/25/2006		3,000	4,001

Total France (Cost $9,002)			10,087

GERMANY (i) 18.4%

KFW International Finance, Inc.
3.500% due 11/15/2005	EC	1,300	1,637
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		90	119
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	276
Republic of Germany
3.750% due 07/04/2013		100	123
4.250% due 01/04/2014		4,200	5,343
5.000% due 01/04/2012		800	1,076
5.000% due 07/04/2012		3,100	4,161
5.250% due 01/04/2011		6,600	8,978
5.625% due 01/04/2028		2,040	2,892
6.250% due 01/04/2030		200	308
6.500% due 07/04/2027		4,500	7,084

Total Germany (Cost $29,625)			31,997

IRELAND (i) 0.2%

Emerald Mortgages PLC
2.336% due 10/22/2035 (a)	EC	84	104
Lusitano Mortgages PLC
2.396% due 12/15/2035 (a)		170	212

Total Ireland (Cost $284)			316

ITALY (i) 4.6%

Findomestic Securitization Vehicle SRL
2.416% due 12/20/2008 (a)	EC	900	1,122
First Italian Auto Transaction
2.403% due 07/01/2008 (a)		126	156
Republic of Italy
4.500% due 05/01/2009		1,280	1,674
5.500% due 11/01/2010		400	549
6.000% due 11/01/2007		1,200	1,625
7.750% due 11/01/2006		700	960
Siena Mortgage SpA
2.346% due 12/16/2038 (a)		1,600	1,990

Total Italy (Cost $7,247)			8,076

JAPAN (i) 8.7%

Government of Japan
0.300% due 12/20/2007	JY	835,000	7,589
0.700% due 09/20/2008		310,000	2,846
1.400% due 09/20/2011		270,000	2,517
1.600% due 09/20/2013		180,000	1,674
1.900% due 09/20/2022		50,000	452
2.400% due 06/20/2024		4,000	38

Total Japan (Cost $14,577)			15,116

LUXEMBOURG (i) 0.4%

Tyco International Group S.A.
4.375% due 11/19/2004	EC	280	349
5.875% due 11/01/2004		$400	401

Total Luxembourg (Cost $717)			750

MEXICO 0.4%

Pemex Project Funding Master Trust
8.625% due 02/01/2022		$300	342
Petroleos Mexicanos
8.850% due 09/15/2007		140	159
9.375% due 12/02/2008		190	222

Total Mexico (Cost $639)			723

NETHERLANDS (i) 2.2%

Delphinus BV
2.386% due 06/25/2066 (a)	EC	466	577
2.400% due 04/25/2093 (a)		500	617
2.406% due 11/28/2031 (a)		500	622
Dutch Mortgage-Backed Securities BV
2.400% due 10/02/2079 (a)		1,000	1,238
Holland Euro-Denominated Mortgage-Backed Series
2.385% due 04/18/2012 (a)		278	344
Kingdom of Netherlands
5.000% due 07/15/2011		200	269

Total Netherlands (Cost $3,660)			3,667

NEW ZEALAND (i) 0.2%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	430	369

Total New Zealand (Cost $238)			369

PANAMA 0.2%

Republic of Panama
2.750% due 07/17/2014 (a)		$148	143
8.250% due 04/22/2008		200	221

Total Panama (Cost $361)			364

PERU 0.2%

Republic of Peru
4.500% due 03/07/2017 (a)		$250	224
9.125% due 01/15/2008		100	113

Total Peru (Cost $296)			337

RUSSIA 0.6%

Russian Federation
5.000% due 03/31/2030 (a)		$120	116
8.750% due 07/24/2005		500	522
10.000% due 06/26/2007		280	317

Total Russia (Cost $960)			955

SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$210	231

Total South Africa (Cost $233)			231

SPAIN (i) 2.1%

Hipotebansa Mortgage Securitization Fund
2.226% due 01/18/2018 (a)	EC	136	168
2.268% due 07/18/2022 (a)(j)		372	459
Kingdom of Spain
4.950% due 07/30/2005		220	280
5.150% due 07/30/2009		1,990	2,680

Total Spain (Cost $2,485)			3,587

SWEDEN (i) 0.2%

Kingdom of Sweden
5.000% due 01/28/2009	SK	2,300	333

Total Sweden (Cost $228)			333

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  41

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
TUNISIA 0.1%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$100	$110

Total Tunisia (Cost $111)			110

UNITED KINGDOM (i) 9.0%

Bauhaus Securities Ltd.
2.438% due 10/30/2052 (a)	EC	504	628
Dolerite Funding PLC
2.010% due 08/20/2032 (a)		$153	153
Haus Ltd.
2.375% due 12/14/2037 (a)	EC	1,038	1,291
Lloyds TSB Bank PLC
5.625% due 07/15/2049		590	793
Ocwen Mortgage Loan Trust
2.626% due 12/15/2031 (a)		17	21
United Kingdom Gilt
4.000% due 03/07/2009	BP	1,660	2,920
5.000% due 03/07/2008		2,700	4,936
5.000% due 03/07/2012		1,600	2,933
5.000% due 09/07/2014		100	184
8.000% due 09/27/2013		790	1,758

Total United Kingdom (Cost $14,686)			15,617

UNITED STATES (i) 33.4%

Asset-Backed Securities 4.0%

AFC Home Equity Loan Trust
2.150% due 12/22/2027 (a)		$53	53
Ameriquest Mortgage Securities, Inc.
1.970% due 08/25/2034 (a)		540	540
2.250% due 02/25/2033 (a)		60	60
2.250% due 03/25/2033 (a)		66	66
Amortizing Residential Collateral Trust
2.190% due 10/25/2031 (a)		48	48
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.310% due 06/25/2029 (a)		41	41
Bear Stearns Asset-Backed Securities, Inc.
2.170% due 10/25/2032 (a)		18	18
2.290% due 03/25/2043 (a)		143	144
CDC Mortgage Capital Trust
2.130% due 08/25/2032 (a)		13	13
2.180% due 01/10/2032 (a)		16	16
Citibank Credit Card Master Trust
4.875% due 04/07/2005 (a)	DM	800	515
Conseco Finance Securitizations Corp.
2.130% due 10/15/2031 (a)		$97	97
Countrywide Asset-Backed Certificates
2.100% due 08/25/2032 (a)		182	182
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)		33	33
2.290% due 10/25/2032 (a)		15	15
First Alliance Mortgage Loan Trust
2.041% due 12/20/2027 (a)		143	143
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.960% due 07/25/2033 (a)		294	295
GSAMP Trust
2.130% due 03/25/2034 (a)		704	705
Home Equity Asset Trust
1.990% due 08/25/2034 (a)		251	251
2.250% due 03/25/2033 (a)		73	73
Irwin Home Equity Loan Trust
2.360% due 06/25/2028 (a)		160	161
MLCC Mortgage Investors, Inc.
2.140% due 03/15/2025 (a)		178	179
Morgan Stanley Dean Witter Capital I, Inc.
2.170% due 07/25/2032 (a)		27	27
2.210% due 07/25/2030 (a)		8	8
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		344	344
Providian Home Equity Loan Trust
2.130% due 06/25/2025 (a)		66	67
Quest Trust
2.400% due 06/25/2034 (a)		728	728
Renaissance Home Equity Loan Trust
2.340% due 12/25/2033 (a)		160	161
Residential Asset Mortgage Products, Inc.
2.120% due 06/25/2032 (a)		113	113
Residential Asset Securities Corp.
1.970% due 04/25/2013 (a)		467	467
2.070% due 09/25/2031 (a)		120	120
2.090% due 07/25/2032 (a)		296	296
Specialty Underwriting & Residential Finance
2.170% due 06/25/2034 (a)		161	161
Structured Asset Investment Loan Trust
1.970% due 07/25/2033 (a)		164	164
Structured Asset Securities Corp.
2.240% due 05/25/2034 (a)		699	699

			7,003

Corporate Bonds & Notes 3.8%

DaimlerChrysler Financial Services N.A. LLC
1.810% due 04/27/2005 (a)		250	249
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		400	402
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)		400	400
7.500% due 03/15/2005		400	409
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	90,000	806
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)		$300	301
2.880% due 10/20/2005 (a)		500	504
5.250% due 05/16/2005		500	509
J.P. Morgan Chase & Co., Inc.
4.560% due 02/15/2012 (a)		100	109
MetLife, Inc.
3.911% due 05/15/2005		100	101
MGM Mirage, Inc.
6.950% due 02/01/2005		310	315
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (a)		200	230
Morgan Stanley Dean Witter Capital I, Inc.
1.900% due 04/15/2016 (a)		760	761
Newcourt Credit Group, Inc.
6.875% due 02/16/2005		220	224
Norfolk Southern Corp.
2.380% due 02/28/2005 (a)		300	301
Rogers Cablesystems, Inc.
10.000% due 03/15/2005		100	103
SBC Communications, Inc.
4.206% due 06/05/2005		400	405
Sprint Capital Corp.
7.900% due 03/15/2005 (a)		350	359
UFJ Finance Aruba AEC
6.750% due 07/15/2013		70	78
Yum! Brands, Inc.
7.450% due 05/15/2005		100	103

			6,669

Mortgage-Backed Securities 4.1%

Commercial Mortgage Asset Trust
6.975% due 04/17/2013		300	347
Countrywide Alternative Loan Trust
1.990% due 06/25/2034 (a)		73	73
Countrywide Home Loan Mortgage Pass Through Trust
2.220% due 09/25/2034 (a)		865	865
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		155	158
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		700	763
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		100	112
GSR Mortgage Loan Trust
3.481% due 06/01/2034 (a)		741	736
Impac CMB Trust
2.240% due 07/25/2033 (a)		90	90
Impac Secured Assets CMN Owner Trust
2.030% due 08/25/2034 (a)		816	816
J.P. Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		600	671
Residential Funding Mortgage Securities I, Inc.
5.610% due 09/25/2032 (a)		25	25
6.500% due 03/25/2032		64	65
Sequoia Mortgage Trust
2.161% due 07/20/2033 (a)		792	788
Structured Asset Mortgage Investments, Inc.
2.101% due 09/19/2032 (a)		854	854
6.519% due 06/25/2029 (a)		7	7
Structured Asset Securities Corp.
2.340% due 07/25/2032 (a)		377	378
Washington Mutual Mortgage Securities Corp.
3.066% due 02/27/2034 (a)		223	224
6.000% due 03/25/2032		31	32
Washington Mutual, Inc.
5.142% due 10/25/2032 (a)		90	91

			7,095

Municipal Bonds & Notes 2.4%

California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036		300	306
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		200	189
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	203
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	112
City and County of Honolulu, Hawaii General Obligation Bonds, Series 2004-B
5.000% due 07/01/2010		100	111
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		200	231
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		100	101
Hawaii State General Obligation Bonds, Series 2001
5.500% due 08/01/2011		200	228
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	406
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028		100	102
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		100	112

42  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	$300	$308
5.000% due 06/01/2032	400	408
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	102
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	100	114
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	100	110
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	100	103
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033	300	307
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	100	111
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	100	102
Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	400	429

		4,195

	Shares

Preferred Security 0.4%

DG Funding Trust
3.360% due 12/29/2049 (a)	70	752

	Principal Amount (000s)

Purchased Call Options 0.0%

30-Year Interest Rate Swap (OTC)
5.750%* due 04/27/2009	$400	32

Purchased Put Options 0.0%

30-Year Interest Rate Swap (OTC)
6.250%* due 04/27/2009	400	23

U.S. Government Agencies 5.4%

Fannie Mae
2.090% due 08/25/2030 (a)	715	715
5.174% due 04/01/2033 (a)	172	176
5.500% due 10/01/2016-10/14/2034 (c)	1,397	1,417
6.470% due 09/25/2012	1,000	1,139
Federal Home Loan Bank
5.750% due 08/15/2011	1,000	1,090
Freddie Mac
5.000% due 09/15/2016	248	253
Government National Mortgage Association
2.378% due 02/16/2030 (a)	195	197
2.428% due 02/16/2030 (a)	210	212
3.250% due 01/20/2030 (a)	132	132
3.375% due 05/20/2028-06/20/2030 (a)(c)	589	597
4.625% due 11/20/2021-12/20/2026 (a)(c)	114	116
4.750% due 07/20/2022-09/20/2026 (a)(c)	241	246
Small Business Administration
6.640% due 02/10/2011	384	416
Tennessee Valley Authority
4.875% due 12/15/2016	400	425
5.880% due 04/01/2036	1,000	1,103
7.140% due 05/23/2012	1,000	1,180

		9,414

U.S. Treasury Obligations 13.3%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	615	630
3.000% due 07/15/2012	948	1,050
3.500% due 01/15/2011	3,265	3,696
4.250% due 01/15/2010	1,464	1,699
U.S. Treasury Bonds
7.250% due 05/15/2016	200	252
7.500% due 11/15/2016	9,240	11,877
11.250% due 02/15/2015	700	1,114
U.S. Treasury Notes
3.000% due 02/15/2009	2,200	2,179
6.500% due 02/15/2010	600	689

		23,186

Total United States (Cost $57,940)		58,369

SHORT-TERM INSTRUMENTS 17.3%

Commercial Paper 13.6%

ABN AMRO North America
1.945% due 01/31/2005	1,200	1,192
ASB Bank Ltd.
1.725% due 12/03/2004	1,300	1,296
Barclays U.S. Funding Corp.
1.750% due 11/15/2004	700	698
CBA (de) Finance
1.520% due 10/15/2004	800	799
1.890% due 12/29/2004	500	498
Comcast Corp.
1.940% due 11/15/2004	250	249
Danske Corp.
1.630% due 10/25/2004	300	300
1.580% due 10/29/2004	4,100	4,095
1.765% due 12/09/2004	300	299
Den Norske Bank ASA
1.500% due 10/06/2004	600	600
1.790% due 12/09/2004	600	598
Dexia Delaware LLC
1.830% due 12/20/2004	1,900	1,892
Fannie Mae
1.010% due 10/01/2004	800	800
1.800% due 11/29/2004	2,100	2,094
General Electric Capital Corp.
1.610% due 11/16/2004	2,400	2,395
HBOS Treasury Services PLC
1.625% due 11/02/2004	900	899
1.715% due 11/26/2004	600	598
1.715% due 11/29/2004	400	399
1.820% due 12/14/2004	500	498
Republic of Italy
1.420% due 10/13/2004	1,000	999
Spintab AB
1.615% due 11/01/2004	2,000	1,997
Svenska Handelsbanken, Inc.
1.615% due 10/29/2004	400	399

		23,594

Repurchase Agreement 0.8%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $1,538. Repurchase proceeds are $1,505.)	1,505	1,505

U.S. Treasury Bills 2.9%

1.617% due 12/02/2004-12/16/2004 (c)(d)(e)	5,010	4,992

Total Short-Term Instruments (Cost $30,095)		30,091

Total Investments 110.3% (Cost $182,655)		$191,844

Written Options (g) (0.7%) (Premiums $638)		(1,146)

Other Assets and Liabilities (Net) (9.6%)		(16,776)

Net Assets 100.0%		$173,922

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $3,487 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $1,505 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	44	$2
Eurodollar September Long Futures	09/2005	97	(40)
Euro-Bund 10-Year Note Long Futures	12/2004	343	474
Euro-Bund Purchased Put Options Strike @ 104.00	12/2004	20	0
Government of Japan 10-Year Note Long Futures	12/2004	21	276
U.S. Treasury 10-Year Note Long Futures	12/2004	136	23
U.S. Treasury 30-Year Bond Long Futures	12/2004	40	(20)
U.S. Treasury 5-Year Note Short Futures	12/2004	12	(1)

			$714

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  43

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

(f)	Swap agreements outstanding at September 30, 2004

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017	BP	800	$(4)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		1,800	5
Lehman Brothers, Inc.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		3,500	(54)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		3,680	(28)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		5,900	33
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/20/2018		1,500	(17)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	4,770	(232)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		1,300	19
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		7,100	112
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.500%	03/15/2016		3,400	84
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	5.500%	03/15/2016		1,800	33
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		1,100	16
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		14,600	(791)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,100	(147)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/20/2018		1,800	33
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	4,300	(29)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		20,000	(169)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.310%	07/14/2005	JY	232,000	(20)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		340,000	(42)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		110,000	(41)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		300,000	(104)
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		540,000	(32)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	12,800	30
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		16,800	42
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		13,200	31
Bank of America	3-month LIBOR	Receive	6.000%	12/15/2024		$6,100	(620)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		700	(24)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		900	(39)
Lehman Brothers, Inc.	3-month LIBOR	Receive	4.000%	12/15/2009		600	(24)
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014		12,000	(841)

							$(2,820)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	$500	$0
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	300	1
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	200	1

						$2

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$200	$0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	200	0

					$0

44  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/26/2004	5	$3	$3
Call - CBOT U.S. Treasury Note December Futures	116.000	11/26/2004	29	11	5

				$14	$8

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.175	%**	10/04/2004	$8,000	$249	$492
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	1,200	12	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	1,200	5	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	5,200	114	379
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	2,500	107	190
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	2,500	107	16
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	1,000	30	61

						$624	$1,138

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$6,300	$6,239	$6,230
U.S. Treasury Note	5.000	08/15/2011	385	414	411
U.S. Treasury Note	4.375	08/15/2012	2,800	2,887	2,888

				$9,540	$9,529

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	600	10/2004	$0	$(10)	$(10)
Sell	BP	202	10/2004	0	(7)	(7)
Buy	BR	178	10/2004	5	0	5
Sell	C$	8,004	10/2004	0	(184)	(184)
Buy	CP	8,102	11/2004	1	0	1
Sell	DK	3,259	12/2004	0	(15)	(15)
Buy	EC	980	10/2004	20	0	20
Sell		51,113	10/2004	0	(1,471)	(1,471)
Buy	H$	1,238	10/2004	0	0	0
Buy		560	12/2004	0	0	0
Sell	JY	1,259,501	10/2004	0	(53)	(53)
Buy	KW	34,830	10/2004	0	0	0
Buy		143,049	12/2004	0	(1)	(1)
Buy	MP	466	11/2004	0	0	0
Buy		336	12/2004	0	0	0
Sell	N$	472	10/2004	0	(8)	(8)
Buy	PN	119	11/2004	0	0	0
Buy	PZ	71	11/2004	0	0	0
Buy		72	12/2004	0	0	0
Buy	RR	939	10/2004	0	0	0
Buy	S$	52	10/2004	1	0	1
Sell	SK	2,625	12/2004	0	(13)	(13)
Buy	SV	2,053	11/2004	2	0	2

				$29	$(1,762)	$(1,733)

(j)	The aggregate value of fair valued securities is $459, which is 0.26% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  45

Schedule of Investments

GNMA Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 100.0%

Fannie Mae
1.910% due 10/25/2033 (a)	$217	$217
2.251% due 07/01/2011 (a)	5,950	5,983
2.773% due 07/01/2011 (a)	2,485	2,496
5.000% due 03/01/2034	2,804	2,782
5.500% due 10/14/2034	19,500	19,762
5.753% due 03/01/2018 (a)	18	18
6.500% due 05/01/2031-08/01/2032 (b)	565	593
9.000% due 07/01/2018	20	22
Federal Housing Administration
8.137% due 09/01/2040	468	475
Freddie Mac
3.265% due 06/01/2030 (a)	38	39
3.331% due 05/01/2019 (a)	21	21
5.500% due 10/14/2034	3,000	3,041
6.851% due 05/01/2031 (a)	83	83
7.500% due 08/15/2029 (c)	90	15
Government National Mortgage Association
0.000% due 03/16/2026 (d)	154	151
1.978% due 01/16/2031-02/16/2032 (a)(b)	10,804	10,806
2.028% due 08/16/2032 (a)	1,965	1,968
2.078% due 08/16/2031 (a)	236	236
2.087% due 12/16/2026 (a)	1,489	1,493
2.178% due 06/16/2027 (a)	3,206	3,215
2.278% due 07/16/2028 (a)	339	341
2.312% due 05/16/2027 (a)	191	192
2.328% due 04/16/2032 (a)	825	832
2.428% due 05/16/2029 (a)	2,944	2,968
2.461% due 06/20/2030 (a)	187	188
3.375% due 06/20/2022-02/20/2026 (a)(b)	163	166
3.500% due 07/20/2029-05/20/2031 (a)(b)	1,437	1,460
4.000% due 05/20/2016-11/23/2034 (a)(b)	33,933	34,347
4.500% due 02/20/2018-10/20/2030 (a)(b)	3,495	3,507
4.625% due 12/20/2017 (a)	26	27
4.750% due 07/20/2018-08/20/2025 (a)(b)	51	51
5.000% due 02/20/2028-10/15/2033 (b)	18,758	18,752
5.500% due 03/16/2022-10/21/2034 (b)	210,180	213,912
6.000% due 11/15/2033-10/21/2034 (b)	96,851	100,483
6.500% due 12/15/2023-07/20/2031 (b)	9,055	9,293
7.500% due 10/15/2022-06/15/2033 (b)	3,821	4,118
Small Business Administration
7.449% due 08/01/2010	244	270

Total U.S. Government Agencies (Cost $445,045)		444,323

MORTGAGE-BACKED SECURITIES 1.4%

Bank of America Mortgage Securities, Inc.
5.606% due 10/20/2032 (a)	238	241
CS First Boston Mortgage Securities Corp.
1.690% due 03/25/2032 (a)	566	560
1.727% due 03/25/2032 (a)	720	721
1.930% due 08/25/2033 (a)	1,006	1,002
Sequoia Mortgage Trust
2.151% due 06/20/2032 (a)	636	635
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (a)	1,135	1,131
Structured Asset Securities Corp.
2.130% due 01/25/2033 (a)	391	391
2.140% due 10/25/2027 (a)	922	923
2.320% due 03/25/2031 (a)	49	50
2.490% due 08/25/2032 (a)	427	413

Total Mortgage-Backed Securities (Cost $6,094)		6,067

ASSET-BACKED SECURITIES 1.5%

ACE Securities Corp.
2.180% due 06/25/2032 (a)	114	115
Amortizing Residential Collateral Trust
2.130% due 07/25/2032 (a)	248	248
Centex Home Equity Loan Trust
2.100% due 04/25/2032 (a)	292	293
2.140% due 01/25/2032 (a)	144	144
Chase Funding Loan Acquisition Trust
2.080% due 04/25/2031 (a)	93	93
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)	530	530
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032 (a)	2,000	1,679
9.290% due 12/15/2029 (a)	376	378
Countrywide Asset-Backed Certificates
2.100% due 05/25/2032 (a)	167	167
Credit-Based Asset Servicing and Securitization
2.160% due 06/25/2032 (a)	288	288
Home Equity Asset Trust
2.140% due 11/25/2032 (a)	175	175
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	261	262
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (a)	174	174
NPF XII, Inc.
7.345% due 10/01/2003 (e)(k)	300	0
Saxon Asset Securities Trust
2.100% due 08/25/2032 (a)	186	186
Sequoia Mortgage Trust
2.180% due 10/25/2024 (a)	1,600	1,602
WFS Financial Owner Trust
1.850% due 10/20/2008 (a)	540	540

Total Asset-Backed Securities (Cost $7,132)		6,874

	# of Contracts

PURCHASED CALL OPTIONS 0.1%

Eurodollar March Futures (CME)
Strike @ 97.250 Exp. 03/14/2005	383,000	259

Total Purchased Call Options (Cost $447)		259

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 57.3%

Certificates of Deposit 1.9%

Citibank New York N.A.
1.660% due 11/23/2004	$7,900	7,900
1.880% due 12/22/2004	700	700

		8,600

Commercial Paper 54.3%

Bank of Ireland
1.785% due 12/08/2004	9,800	9,765
1.840% due 12/17/2004	3,200	3,187
Barclays U.S. Funding Corp.
1.770% due 10/21/2004	11,900	11,888
1.855% due 12/16/2004	1,100	1,096
CBA (de) Finance
1.635% due 11/16/2004	2,700	2,694
Danske Corp.
1.480% due 10/06/2004	3,800	3,799
1.570% due 10/25/2004	4,300	4,296
1.580% due 10/29/2004	2,900	2,897
1.765% due 12/09/2004	200	199
1.850% due 12/27/2004	1,800	1,792
Den Norske Bank ASA
1.850% due 12/27/2004	1,000	995
Fannie Mae
1.180% due 11/01/2004	400	400
1.434% due 10/06/2004	400	400
1.498% due 10/20/2004	3,900	3,897
1.530% due 10/18/2004	3,600	3,597
1.559% due 10/27/2004	4,900	4,894
1.594% due 12/01/2004	2,700	2,692
1.605% due 11/10/2004	600	599
1.625% due 11/17/2004	6,900	6,885
1.660% due 11/24/2004	14,600	14,563
1.687% due 12/01/2004	7,700	7,676
1.731% due 12/08/2004	5,200	5,182
1.760% due 12/08/2004	4,000	3,986
Federal Home Loan Bank
1.595% due 11/12/2004	400	399
1.650% due 12/08/2004	4,000	3,986
ForeningsSparbanken AB
1.780% due 12/10/2004	8,100	8,070
Fortis Funding LLC
1.930% due 01/25/2005	4,900	4,869
Freddie Mac
1.470% due 10/12/2004	10,500	10,495
1.500% due 10/19/2004	3,600	3,597
1.540% due 11/08/2004	3,800	3,794
1.560% due 10/20/2004	1,200	1,199
General Electric Capital Corp.
1.590% due 11/08/2004	9,900	9,883
1.600% due 11/09/2004	600	599
1.720% due 12/02/2004	1,200	1,196
1.800% due 12/14/2004	800	797
HBOS Treasury Services PLC
1.495% due 10/05/2004	2,700	2,700
1.580% due 10/26/2004	1,400	1,399
1.610% due 11/10/2004	1,000	998
1.715% due 11/26/2004	4,200	4,189
1.715% due 11/29/2004	2,400	2,393
1.780% due 12/07/2004	200	199
1.780% due 12/08/2004	500	498
ING U.S. Funding LLC
1.790% due 12/08/2004	11,300	11,260
Nordea North America, Inc.
1.790% due 12/08/2004	1,100	1,096
1.865% due 12/21/2004	7,100	7,070
1.920% due 01/25/2005	3,800	3,776
Rabobank USA Financial Corp.
1.960% due 01/28/2005	9,800	9,736
Royal Bank of Scotland PLC
1.630% due 10/25/2004	6,100	6,093
1.630% due 11/03/2004	200	200
1.835% due 12/20/2004	3,500	3,485
Spintab AB
1.620% due 11/10/2004	1,700	1,697
1.960% due 01/26/2005	200	199
Stadshypoket Delaware, Inc.
1.610% due 11/09/2004	900	898
1.820% due 12/14/2004	11,400	11,356

46  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Svenska Handelsbanken, Inc.
1.625% due 11/04/2004	$2,500	$2,496
1.685% due 11/22/2004	5,800	5,786
1.730% due 12/02/2004	700	698
1.790% due 12/08/2004	3,300	3,288
UBS Finance, Inc.
1.690% due 11/29/2004	3,200	3,191
1.765% due 12/07/2004	6,700	6,677
1.850% due 12/21/2004	3,100	3,087
1.930% due 01/24/2005	100	99
1.955% due 01/31/2005	100	99

		240,926

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Freddie Mac 2.010% due 10/06/2005 valued at $573. Repurchase proceeds are $562.)	562	562

U.S. Treasury Bill 1.0%
1.625% due 12/16/2004 (f)(g)	4,240	4,223

Total Short-Term Instruments (Cost $254,333)		254,311

Total Investments 160.3% (Cost $713,051)		$711,834

Written Options (i) (0.1%) (Premiums $919)		(496)

Other Assets and Liabilities (Net) (60.2%)		(267,181)

Net Assets 100.0%		$444,157

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Interest only security.
(d)	Principal only security.
(e)	Security is in default.
(f)	Securities with an aggregate market value of $747 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $3,476 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note Long Futures	12/2004	22	$23

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2006	$62,200	$152
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	13,000	123
Lehman Brothers, Inc.	3-month LIBOR	Receive	4.000%	12/15/2009	23,000	66
Lehman Brothers, Inc.	3-month LIBOR with 6.940% interest rate cap	Receive	premium amount of $316	07/01/2011	8,000	(176)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	14,900	155

						$320

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$4,550	$0

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	178	$80	$58
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	121	56	70
Put - CBOT U.S. Treasury Note December Futures	109.000	11/26/2004	121	60	19

				$196	$147

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$25,000	$420	$291
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	25,000	303	58

						$723	$349

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	6.000	10/14/2034	$22,000	$22,756	$22,657
Fannie Mae	6.500	10/14/2034	500	525	524

				$23,281	$23,181

(k)	The aggregate value of fair valued securities is $0, which is 0.00% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  47

Schedule of Investments

High Yield Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 75.5%

Banking & Finance 8.9%

Arvin Capital I
9.500% due 02/01/2027	$1,500	$1,556
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	38,890	42,196
Beaver Valley Funding Corp.
9.000% due 06/01/2017	9,382	10,978
Bluewater Finance Ltd.
10.250% due 02/15/2012	40,840	44,516
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)	21,000	21,032
Borden US Finance Corp.
6.430% due 07/15/2010 (a)	1,900	1,933
9.000% due 07/15/2014	4,100	4,325
Cedar Brakes II LLC
9.875% due 09/01/2013	17,754	19,707
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	8,495	9,111
Consolidated Communications Illinois/Texas Holdings, Inc.
9.750% due 04/01/2012	600	618
Credit & Repackaged Securities Ltd.
10.250% due 10/30/2006	9,250	10,243
8.900% due 04/01/2007 (1)	5,000	5,453
Eircom Funding
8.250% due 08/15/2013	3,000	3,300
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,104
Gemstone Investors Ltd.
7.710% due 10/31/2004	13,393	13,410
General Motors Acceptance Corp.
8.000% due 11/01/2031	9,225	9,575
Host Marriott LP
7.000% due 08/15/2012	9,600	10,152
Isles CBO Ltd.
1.966% due 10/27/2010 (a)	1,708	1,508
JET Equipment Trust
9.410% due 06/15/2010 (b)	1,172	779
10.000% due 06/15/2012 (b)	8,680	5,772
7.630% due 08/15/2012 (b)	3,786	2,380
JSG Funding PLC
9.625% due 10/01/2012	15,936	18,087
Kraton Polymers LLC
8.125% due 01/15/2014	10,275	10,121
La Quinta Properties, Inc.
8.875% due 03/15/2011	4,305	4,843
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (a)	17,342	19,913
9.870% due 12/31/2049	23,615	27,738
Pemex Project Funding Master Trust
7.375% due 12/15/2014	6,350	6,937
8.625% due 02/01/2022	3,304	3,765
Pride Credit Linked
8.850% due 04/02/2007 (l)	5,000	5,448
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	77,975	69,983
7.750% due 02/15/2031	5,730	4,412
Refco Finance Holdings LLC
9.000% due 08/01/2012	16,225	17,401
Riggs Capital Trust
8.625% due 12/31/2026	12,645	13,909
Riggs Capital Trust II
8.875% due 03/15/2027	15,680	17,326
Riggs National Corp.
9.650% due 06/15/2009	2,605	3,048
Rotech Healthcare, Inc.
9.500% due 04/01/2012	46,587	50,081
Salton SEA Funding
7.370% due 05/30/2005	3,348	3,474
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	7,150	7,436
Targeted Return Index Securities Trust
8.010% due 08/01/2015 (a)	66,320	71,454
UGS Corp.
10.000% due 06/01/2012	7,625	8,349
Universal City Development Partners
11.750% due 04/01/2010	21,065	24,646
Ventas Capital Corp.
8.750% due 05/01/2009	17,040	19,085

		637,104

Industrials 52.7%

Abitibi-Consolidated, Inc.
6.950% due 12/15/2006	2,290	2,376
6.950% due 04/01/2008	11,415	11,700
5.250% due 06/20/2008	7,875	7,668
8.550% due 08/01/2010	960	1,034
6.000% due 06/20/2013	30,351	28,075
8.850% due 08/01/2030	13,743	13,674
AES Ironwood LLC
8.857% due 11/30/2025	51,117	57,251
Ahold Finance USA, Inc.
8.250% due 07/15/2010	17,565	19,892
Alderwoods Group, Inc.
7.750% due 09/15/2012	7,150	7,597
Allied Waste North America, Inc.
8.875% due 04/01/2008	7,649	8,337
8.500% due 12/01/2008	8,880	9,679
6.500% due 11/15/2010	27,780	27,641
9.250% due 09/01/2012	9,565	10,689
7.875% due 04/15/2013	33,520	35,531
American Media Operations, Inc.
10.250% due 05/01/2009	37,554	39,713
American Tower Corp.
7.500% due 05/01/2012	850	871
American Tower Escrow Corp.
0.000% due 08/01/2008	30,878	23,158
American Towers, Inc.
7.250% due 12/01/2011	6,145	6,422
AmeriGas Partners LP
10.000% due 04/15/2006	200	220
8.830% due 04/19/2010	14,555	16,532
8.875% due 05/20/2011	7,965	8,821
Arco Chemical Co.
10.250% due 11/01/2010	1,877	2,083
Argo-Tech Corp.
9.250% due 06/01/2011	750	808
Armor Holdings, Inc.
8.250% due 08/15/2013	1,065	1,179
ArvinMeritor, Inc.
8.750% due 03/01/2012	26,805	29,821
Aviall, Inc.
7.625% due 07/01/2011	15,845	17,192
Boise Cascade Corp.
7.000% due 11/01/2013	2,410	2,814
7.350% due 02/01/2016	2,246	2,654
Boyd Gaming Corp.
8.750% due 04/15/2012	200	224
7.750% due 12/15/2012	17,667	19,036
Building Materials Corp. of America
7.750% due 07/15/2005	18,349	18,762
Cablevision Systems Corp.
1.500% due 04/01/2009 (a)	9,550	9,980
8.000% due 04/15/2012	12,750	13,387
Caesars Entertainment, Inc.
8.125% due 05/15/2011	2,775	3,219
Canwest Media, Inc.
10.625% due 05/15/2011	17,560	20,062
CCO Holdings LLC
8.750% due 11/15/2013	22,605	22,294
Charter Communications Holdings LLC
9.625% due 11/15/2009	18,307	14,508
8.000% due 04/30/2012	10,030	10,055
8.375% due 04/30/2014	7,110	7,101
Chesapeake Energy Corp.
8.125% due 04/01/2011	2,957	3,252
7.500% due 06/15/2014	18,570	20,381
7.000% due 08/15/2014	6,450	6,853
Colorado Interstate Gas Co.
6.850% due 06/15/2037	7,400	7,733
Commonwealth Brands, Inc.
9.750% due 04/15/2008	12,435	12,995
10.625% due 09/01/2008	14,940	15,612
Community Health Systems, Inc.
10.228% due 10/19/2006 (l)	4,000	4,432
10.000% due 03/13/2007 (l)	3,500	3,927
Continental Airlines, Inc.
7.056% due 09/15/2009	1,500	1,486
7.461% due 04/01/2015	2,919	2,707
7.373% due 12/15/2015	1,132	888
6.545% due 02/02/2019	7,163	6,917
7.566% due 03/15/2020	3,130	2,422
Crown Castle International Corp.
10.750% due 08/01/2011	19,448	21,733
Crown European Holdings S.A.
9.500% due 03/01/2011	33,550	37,576
10.875% due 03/01/2013	9,570	11,173
CSC Holdings, Inc.
7.875% due 12/15/2007	200	213
7.250% due 07/15/2008	1,550	1,620
8.125% due 07/15/2009	10,865	11,598
8.125% due 08/15/2009	11,640	12,426
7.625% due 04/01/2011	59,073	62,544
6.750% due 04/15/2012	13,400	13,500
Delhaize America, Inc.
8.125% due 04/15/2011	41,125	47,171
Delta Air Lines, Inc.
7.379% due 05/18/2010	8,177	7,559
Dex Media West LLC
8.500% due 08/15/2010	26,595	30,318
9.875% due 08/15/2013	39,024	46,048
Dimon, Inc.
9.625% due 10/15/2011	550	583
DirecTV Holdings LLC
8.375% due 03/15/2013	37,695	43,067
Dobson Communications Corp.
8.875% due 10/01/2013	11,400	7,410
Donohue Forest Products
7.625% due 05/15/2007	4,000	4,200
Dresser, Inc.
9.375% due 04/15/2011	42,940	47,449
Dura Operating Corp.
8.625% due 04/15/2012	32,170	32,009
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	33,100	33,596
7.670% due 11/08/2016	34,790	33,311
Dynegy Holdings, Inc.
8.100% due 07/15/2008 (a)	2,500	2,687
9.875% due 07/15/2010	5,300	6,015
10.125% due 07/15/2013	3,690	4,262
EchoStar DBS Corp.
10.375% due 10/01/2007	9,585	10,106
4.850% due 10/01/2008 (a)	8,450	8,809
El Paso CGP Co.
6.500% due 05/15/2006	5,250	5,368
6.500% due 06/01/2008	9,525	9,334
7.625% due 09/01/2008	13,426	13,594
6.375% due 02/01/2009	5,250	5,066
7.750% due 06/15/2010	2,040	2,050
9.625% due 05/15/2012	2,800	2,947
El Paso Corp.
6.750% due 05/15/2009	8,525	8,525
7.000% due 05/15/2011	3,500	3,395
7.875% due 06/15/2012	2,605	2,598
7.375% due 12/15/2012	21,905	21,248
7.800% due 08/01/2031	27,520	24,286
7.750% due 01/15/2032	5,375	4,717

48  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
El Paso Production Holding Co.
7.750% due 06/01/2013	$28,705	$28,920
Encore Acquisition Co.
6.250% due 04/15/2014	6,325	6,357
Equistar Chemicals LP
10.125% due 09/01/2008	13,125	14,864
8.750% due 02/15/2009	27,925	30,229
10.625% due 05/01/2011	2,975	3,406
Evergreen Resources, Inc.
5.875% due 03/15/2012	12,075	12,498
Exco Resources, Inc.
7.250% due 01/15/2011	8,480	9,031
Extendicare Health Services
9.500% due 07/01/2010	8,940	10,080
Ferrellgas Partners LP
6.990% due 08/01/2005 (j)	7,000	7,148
7.080% due 08/01/2006 (j)(l)	5,000	5,198
8.780% due 08/01/2007 (j)(l)	14,000	15,360
7.120% due 08/01/2008 (j)(l)	11,000	11,674
8.870% due 08/01/2009 (j)(l)	7,300	8,321
7.240% due 08/01/2010 (j)(l)	20,000	21,458
8.750% due 06/15/2012	2,600	2,873
Fimep S.A.
10.500% due 02/15/2013	8,785	10,322
Fisher Scientific International, Inc.
8.000% due 09/01/2013	3,050	3,431
6.750% due 08/15/2014	3,000	3,165
Foundation PA Coal Co.
7.250% due 08/01/2014	3,500	3,736
Freescale Semiconductor, Inc.
4.380% due 07/15/2009 (a)	7,515	7,740
6.875% due 07/15/2011	700	732
7.125% due 07/15/2014	4,750	4,964
Fresenius Medical Care
7.875% due 06/15/2011	35,435	39,510
Gaylord Entertainment Co.
8.000% due 11/15/2013	5,200	5,499
General Motors Corp.
7.700% due 06/15/2015	6,550	7,500
8.250% due 07/15/2023	9,735	10,265
Georgia-Pacific Corp.
9.375% due 02/01/2013	1,000	1,183
8.000% due 01/15/2014	950	1,088
8.250% due 03/01/2023	8,690	8,994
8.125% due 06/15/2023	14,425	14,894
8.000% due 01/15/2024	19,980	22,827
7.250% due 06/01/2028	5,925	6,162
8.875% due 05/15/2031	13,320	16,217
Grief Brothers Corp.
8.875% due 08/01/2012	1,925	2,156
GulfTerra Energy Partners LP
8.500% due 06/01/2010	13,804	16,133
Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,303
Hanover Equipment Trust
8.500% due 09/01/2008	51,295	55,399
HCA, Inc.
7.875% due 02/01/2011	5,313	6,016
6.250% due 02/15/2013	6,428	6,636
6.750% due 07/15/2013	54,408	57,937
7.190% due 11/15/2015	900	976
Hilton Hotels Corp.
7.625% due 12/01/2012	27,885	32,556
HMH Properties, Inc.
7.875% due 08/01/2008	4,894	5,059
Hollinger Participation Trust
12.125% due 11/15/2010 (c)	19,312	21,769
Horizon Lines LLC
9.000% due 11/01/2012	5,200	5,512
Host Marriott LP
8.375% due 02/15/2006	7,950	8,427
9.500% due 01/15/2007	17,585	19,563
9.250% due 10/01/2007	9,885	11,121
7.125% due 11/01/2013	1,015	1,071
Ingles Markets, Inc.
8.875% due 12/01/2011	6,615	7,161
Insight Midwest LP
9.750% due 10/01/2009	15,640	16,422
9.750% due 10/01/2009	15,350	16,118
10.500% due 11/01/2010	19,503	21,453
Invensys PLC
9.875% due 03/15/2011	11,550	11,897
ISP Chemco, Inc.
10.250% due 07/01/2011	39,455	44,190
ITT Corp.
7.375% due 11/15/2015	2,000	2,190
Jefferson Smurfit Corp.
8.250% due 10/01/2012	5,385	5,964
7.500% due 06/01/2013	2,300	2,438
Johnsondiversey, Inc.
9.625% due 05/15/2012	3,839	4,319
K&F Industries, Inc.
9.250% due 10/15/2007	1,000	1,024
9.625% due 12/15/2010	2,605	2,911
K2, Inc.
7.375% due 07/01/2014	1,350	1,438
Kappa Beheer BV
10.625% due 07/15/2009	2,485	2,634
La Quinta Inns
7.400% due 09/15/2005	4,050	4,197
La Quinta Properties, Inc.
7.000% due 08/15/2012	2,800	2,965
Legrand S.A.
8.500% due 02/15/2025	17,225	19,809
Lyondell Chemical, Co.
9.875% due 05/01/2007	3,510	3,725
Mail Well I Corp.
9.625% due 03/15/2012	18,250	20,166
Mandalay Resort Group
6.500% due 07/31/2009	1,725	1,798
9.375% due 02/15/2010	52,722	60,894
7.625% due 07/15/2013	12,635	13,456
MCI, Inc.
5.908% due 05/01/2007	11,699	11,626
6.688% due 05/01/2009	60,638	58,591
Mediacom Broadband LLC
11.000% due 07/15/2013	36,465	39,018
Merisant Co.
9.500% due 07/15/2013	3,480	3,323
Meritor Automotive, Inc.
6.800% due 02/15/2009	3,900	4,017
MGM Mirage, Inc.
8.500% due 09/15/2010	3,730	4,257
8.375% due 02/01/2011	42,030	46,601
Midwest Generation LLC
8.560% due 01/02/2016	95,755	102,218
Mirage Resorts, Inc.
6.750% due 08/01/2007	5,750	6,095
6.750% due 02/01/2008	4,555	4,737
Nalco Co.
7.750% due 11/15/2011	22,725	24,202
8.875% due 11/15/2013	10,550	11,394
National Nephrology Associates, Inc.
9.000% due 11/01/2011	2,000	2,323
NeighborCare, Inc.
6.875% due 11/15/2013	700	732
Newpark Resources, Inc.
8.625% due 12/15/2007	10,660	10,927
Norampac, Inc.
6.750% due 06/01/2013	9,395	9,841
North Atlantic Trading Co.
9.250% due 03/01/2012	1,250	1,206
Northwest Airlines, Inc.
6.841% due 10/01/2012	3,100	3,064
6.810% due 02/01/2020	8,649	7,666
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	12,485	13,640
8.750% due 11/15/2012	32,185	35,886
8.250% due 05/15/2013	21,160	22,641
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	11,193	12,956
PanAmSat Corp.
6.375% due 01/15/2008	1,015	1,035
Park Place Entertainment Corp.
9.375% due 02/15/2007	7,278	8,133
8.875% due 09/15/2008	5,355	6,118
7.875% due 03/15/2010	11,727	13,310
7.000% due 04/15/2013	45,588	50,945
Peabody Energy Corp.
6.875% due 03/15/2013	42,380	45,982
Plains Exploration & Production Co.
7.125% due 06/15/2014	13,225	14,250
Premcor Refining Group, Inc.
6.750% due 02/01/2011	3,340	3,574
6.750% due 05/01/2014	6,200	6,448
Primedia, Inc.
7.625% due 04/01/2008	3,501	3,475
7.086% due 05/15/2010 (a)	3,380	3,414
8.875% due 05/15/2011	6,700	6,734
8.000% due 05/15/2013	37,685	36,036
Quebecor Media, Inc.
11.125% due 07/15/2011	36,579	42,432
Qwest Communications International, Inc.
5.211% due 02/15/2009 (a)	12,000	11,490
7.250% due 02/15/2011	43,065	41,019
7.500% due 02/15/2014	16,550	15,267
Qwest Corp.
9.125% due 03/15/2012	41,780	46,167
8.875% due 06/01/2031	11,720	11,632
Raychem Corp.
8.200% due 10/15/2008	5,075	5,821
Rayovac Corp.
8.500% due 10/01/2013	7,500	8,175
Reddy Ice Group, Inc.
8.875% due 08/01/2011	6,300	6,820
Roundy’s, Inc.
8.875% due 06/15/2012	37,708	40,819
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	1,600	1,810
8.750% due 02/02/2011	5,225	6,126
6.875% due 12/01/2013	6,050	6,474
Safety-Kleen Corp.
9.250% due 06/01/2008 (b)	22,459	56
9.250% due 05/15/2009 (b)	11,042	607
Saks, Inc.
8.250% due 11/15/2008	1	1
Seneca Gaming Corp.
7.250% due 05/01/2012	900	934
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	13,175	14,361
8.000% due 03/15/2012	14,300	14,908
Six Flags, Inc.
9.500% due 02/01/2009	5,600	5,502
8.875% due 02/01/2010	1	0
9.750% due 04/15/2013	17,580	16,701
Sonat, Inc.
6.750% due 10/01/2007	4,915	4,915
7.625% due 07/15/2011	24,087	23,846
SPX Corp.
9.400% due 06/14/2005 (l)	20,000	20,363
6.250% due 06/15/2011	24,925	24,427
7.500% due 01/01/2013	11,925	12,178
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	22,700	24,573
7.875% due 05/01/2012	10,177	11,564
Station Casinos, Inc.
6.000% due 04/01/2012	18,985	19,555
6.500% due 02/01/2014	6,165	6,304

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  49

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Stone Container Corp.
9.750% due 02/01/2011	$19,444	$21,631
8.375% due 07/01/2012	13,820	15,306
Stone Container Finance
7.375% due 07/15/2014	5,775	6,078
Tenet Healthcare Corp.
6.375% due 12/01/2011	15,465	13,957
6.500% due 06/01/2012	15,725	14,153
7.375% due 02/01/2013	54,010	51,039
9.875% due 07/01/2014	14,740	15,477
Tenneco Automotive, Inc.
10.250% due 07/15/2013	31,800	36,411
Time Warner Telecom, Inc.
9.750% due 07/15/2008	22,735	22,621
10.125% due 02/01/2011	18,250	17,611
Toys “R” Us, Inc.
7.625% due 08/01/2011	17,875	17,964
7.875% due 04/15/2013	11,325	11,353
TransMontaigne, Inc.
9.125% due 06/01/2010	2,000	2,255
Triad Hospitals, Inc.
7.000% due 05/15/2012	4,850	5,093
7.000% due 11/15/2013	19,113	19,543
Trinity Industries, Inc.
6.500% due 03/15/2014	12,515	12,390
TRW Automotive, Inc.
9.375% due 02/15/2013	9,890	11,349
Tyco International Group S.A.
5.875% due 11/01/2004	1,000	1,003
United Airlines, Inc.
6.201% due 09/01/2008	2,296	1,910
7.730% due 07/01/2010 (b)	26,678	21,709
7.186% due 04/01/2011 (b)	74	62
6.602% due 09/01/2013	6,950	5,872
7.783% due 01/01/2014	212	174
2.020% due 03/02/2049 (a)(b)	4,572	3,751
US Airways Group, Inc.
9.625% due 09/01/2024(b)	368,294	14
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,452
Vintage Petroleum, Inc.
7.875% due 05/15/2011	10,525	11,314
8.250% due 05/01/2012	23,750	26,541
VoiceStream Wireless Corp.
10.375% due 11/15/2009	1	1
Westlake Chemical Corp.
8.750% due 07/15/2011	4,250	4,792
Williams Cos., Inc.
7.375% due 11/15/2006	3,600	3,893
8.125% due 03/15/2012	920	1,065
7.625% due 07/15/2019	35,945	39,540
7.875% due 09/01/2021	55,329	61,692
7.750% due 06/15/2031	22,110	22,552
8.750% due 03/15/2032	5,050	5,669
Yell Finance BV
0.000% due 08/01/2011 (d)	4,500	4,433
Young Broadcasting, Inc.
8.500% due 12/15/2008	9,795	10,456
10.000% due 03/01/2011	25,280	26,165

		3,773,778

Utilities 13.9%

AES Corp.
10.000% due 12/12/2005	2,959	3,019
9.375% due 09/15/2010	10,000	11,313
8.875% due 02/15/2011	23,125	25,842
8.750% due 05/15/2013	71,365	80,821
8.540% due 11/30/2019	11,234	12,470
American Cellular
10.000% due 08/01/2011	38,475	31,357
AT&T Corp.
8.050% due 11/15/2011	46,645	52,417
Centerpoint Energy, Inc.
7.250% due 09/01/2010	19,325	21,378
Cincinnati Bell, Inc.
7.250% due 07/15/2013	30,420	29,431
8.375% due 01/15/2014	19,130	17,552
CMS Energy Corp.
7.625% due 11/15/2004	15,624	15,702
7.000% due 01/15/2005	40,164	40,588
9.875% due 10/15/2007	2,000	2,233
8.900% due 07/15/2008	12,660	13,863
7.500% due 01/15/2009	42,805	45,052
7.750% due 08/01/2010	11,925	12,670
8.500% due 04/15/2011	2,000	2,190
DPL, Inc.
6.875% due 09/01/2011	15,815	16,843
El Paso Energy Partners
8.500% due 06/01/2011	12,681	14,314
El Paso Natural Gas Co.
7.625% due 08/01/2010	2,420	2,602
8.625% due 01/15/2022	7,000	7,735
Gaz Capital S.A.
8.625% due 04/28/2034	2,850	3,042
Homer City Funding LLC
8.734% due 10/01/2026	9,595	10,794
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,585	4,015
8.625% due 11/14/2011	9,043	10,264
Midwest Generation LLC
8.750% due 05/01/2034	28,490	31,197
MSW Energy Holdings LLC
7.375% due 09/01/2010	9,500	10,023
8.500% due 09/01/2010	600	660
Nextel Communications, Inc.
9.375% due 11/15/2009	6,710	7,138
9.500% due 02/01/2011	2,669	3,043
6.875% due 10/31/2013	51,635	53,959
5.950% due 03/15/2014	5,925	5,836
7.375% due 08/01/2015	35,075	37,881
Northwestern Bell Telephone
6.250% due 01/01/2007	8,425	8,467
Northwestern Corp.
7.300% due 12/01/2006	8,000	8,040
NRG Energy, Inc.
8.000% due 12/15/2013	49,390	53,156
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	9,620	10,317
8.625% due 02/15/2008	7,325	8,112
10.000% due 10/01/2009	13,800	16,388
8.500% due 06/15/2011	50,610	57,316
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	6,635	6,154
Reliant Resources, Inc.
9.250% due 07/15/2010	30,485	32,886
9.500% due 07/15/2013	14,450	15,769
Rocky River Realty
8.810% due 04/14/2007 (j)(l)	1,372	1,495
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014	7,475	6,914
Rural Cellular Corp.
6.380% due 03/15/2010	3,000	3,068
8.250% due 03/15/2012	6,955	7,111
SESI LLC
8.875% due 05/15/2011	17,979	19,732
South Point Energy Center LLC
9.825% due 05/30/2019	2,700	2,081
South Point Energy Corp.
8.400% due 05/30/2012	45,888	39,693
Superior Essex Communications
9.000% due 04/15/2012	4,000	4,020
TECO Energy, Inc.
7.500% due 06/15/2010	33,700	36,565
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	1,500	1,500
Triton PCS, Inc.
8.500% due 06/01/2013	14,659	13,376
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (j)(l)	374	397
10.732% due 01/01/2013 (j)(l)	8,006	8,714

		998,515

Total Corporate Bonds & Notes (Cost $5,167,155)		5,409,397

MUNICIPAL BONDS & NOTES 0.0%

New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	2,000	1,859

Total Municipal Bonds & Notes (Cost $1,918)		1,859

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	52	53

Total U.S. Government Agencies (Cost $54)		53

U.S. TREASURY OBLIGATIONS 1.0%

U.S. Treasury Note
2.500% due 09/30/2006	70,000	69,872

Total U.S. Treasury Obligations (Cost $69,839)		69,872

MORTGAGE-BACKED SECURITIES 0.4%

Continental Airlines, Inc.
6.920% due 04/02/2013 (j)(l)	25,883	25,630
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027	4,517	2,256

Total Mortgage-Backed Securities (Cost $27,496)		27,886

ASSET-BACKED SECURITIES 3.4%

AES Corp.
5.750% due 07/29/2008 (a)	714	723
6.000% due 07/29/2008 (a)	714	723
Allegheny Energy, Inc.
5.350% due 06/08/2011 (a)	17,147	17,449
6.190% due 06/08/2011 (a)	1,948	1,983
6.220% due 06/08/2011 (a)	302	308
Centennial Communications
4.050% due 01/20/2011 (a)	73	74
4.338% due 01/20/2011 (a)	83	84
4.920% due 01/20/2011 (a)	1,833	1,850
Charter Communications Holdings LLC
4.920% due 04/26/2011 (a)	5,858	5,819
Dynegy Holdings, Inc.
5.670% due 05/10/2010	5,486	5,599
Edison Mission Energy
7.000% due 07/02/2006 (a)	3,250	3,266
7.000% due 11/19/2006 (a)	3,250	3,266
Graham Packaging
1.000% due 06/30/2005 (a)(l)	24,000	23,917
Graphic Packaging Corp.
5.000% due 08/08/2009 (a)	1,025	995
Hercules, Inc.
2.975% due 10/08/2010 (a)	1,395	1,407
Inmarsat Ventures PLC
5.328% due 10/10/2010 (a)	574	577
5.389% due 10/10/2010 (a)	6,176	6,210
5.328% due 10/10/2011 (a)	6,750	6,811
Invensys PLC
5.234% due 09/30/2009 (a)	2,284	2,308

50  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
5.477% due 09/30/2009 (a)		$188	$190
6.366% due 12/30/2009 (a)		13,000	13,439
ISP Holdings, Inc.
3.187% due 06/04/2011 (a)		1,571	1,588
3.750% due 06/04/2011 (a)		1,168	1,181
3.812% due 06/04/2011 (a)		1,168	1,181
Midwest Generation LLC
4.570% due 04/27/2011 (a)		1,250	1,270
4.730% due 04/27/2011 (a)		625	635
4.850% due 04/27/2011 (a)		619	629
Nalco Co.
4.080% due 11/01/2010 (a)		2,207	2,236
4.330% due 11/01/2010		1,702	1,724
4.430% due 11/01/2010 (a)		1,502	1,521
6.000% due 11/01/2010 (a)		75	76
Nortek
5.000% due 08/24/2011 (a)		3,500	3,526
NRG Energy, Inc.
4.000% due 12/08/2007 (a)		2,500	2,437
5.930% due 05/08/2010 (a)		8,458	8,712
1.870% due 12/23/2010 (a)(l)		4,792	4,935
PanAmSat Corp.
5.000% due 08/20/2009 (a)		4,000	3,989
Qwest Corp.
6.500% due 06/30/2007 (a)		31,200	32,357
6.950% due 06/05/2010 (a)		8,500	8,399
Reliant Resources, Inc.
5.350% due 03/15/2007 (a)		27,507	27,674
5.420% due 03/15/2007 (a)		298	295
5.630% due 03/15/2007 (a)		90	90
5.880% due 03/15/2007 (a)		5,561	5,595
7.000% due 03/15/2007 (a)		4,579	4,539
RH Donnelley Finance Corp.
5.000% due 06/30/2011 (a)		4,500	4,563
Roseburg Forest Products
3.640% due 01/26/2010 (a)		2,549	2,565
Tyco International Group S.A.
6.379% due 07/26/2006 (a)(l)		12,500	13,265
Western Wireless Corp.
4.130% due 05/30/2011 (a)		2,503	2,541
4.530% due 05/30/2011 (a)		5,005	5,081
4.630% due 05/30/2011 (a)		1,251	1,270
4.840% due 05/30/2011 (a)		908	922
4.670% due 06/30/2011 (a)		1,251	1,270
4.690% due 06/30/2011 (a)		1,251	1,270

Total Asset-Backed Securities (Cost $240,495)			244,334

SOVEREIGN ISSUES 6.6%

Republic of Brazil
2.062% due 04/15/2006 (a)		10,440	10,429
11.500% due 03/12/2008		12,500	14,469
2.125% due 04/15/2009 (a)		2,353	2,310
10.000% due 08/07/2011		7,635	8,463
11.000% due 01/11/2012		8,700	10,027
2.125% due 04/15/2012 (a)		32,141	29,978
8.000% due 04/15/2014		114,984	114,445
12.250% due 03/06/2030		20,200	25,048
8.250% due 01/20/2034		1,000	894
Republic of Guatemala
9.250% due 08/01/2013		5,680	6,401
Republic of Panama
9.625% due 02/08/2011		9,050	10,430
9.375% due 07/23/2012		6,610	7,519
10.750% due 05/15/2020		9,125	10,996
8.875% due 09/30/2027		11,425	12,053
9.375% due 04/01/2029		12,575	14,147
Republic of Peru
9.125% due 02/21/2012		46,215	51,992
9.875% due 02/06/2015		16,100	18,596
4.500% due 03/07/2017 (a)		1,200	1,075
5.000% due 03/07/2017 (a)		8,580	7,964
Republic of Ukraine
11.000% due 03/15/2007		4,223	4,619
6.875% due 03/04/2011		10,000	9,875
7.650% due 06/11/2013		7,000	7,022
Russian Federation
5.000% due 03/31/2030 (a)		92,898	89,591

Total Sovereign Issues (Cost $443,446)			468,343

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 4.2%

Aspropulsion Capital BV
9.625% due 10/01/2013	EC	3,800	5,080
BCP Caylux Holdings Luxembourg S.A.
10.375% due 06/15/2014		3,700	5,050
Cirsa Finance Luxembourg S.A.
8.000% due 05/15/2014 (a)		450	575
8.750% due 05/15/2014		5,900	7,537
Crown European Holdings S.A.
10.250% due 03/01/2011		9,000	12,843
Eircom Funding
8.250% due 08/15/2013		9,565	13,085
El Paso Corp.
5.750% due 03/14/2006		5,000	6,210
7.125% due 05/06/2009		28,920	35,066
Fimep S.A.
11.000% due 02/15/2013		1,350	2,027
Flender Holding GmbH
11.000% due 08/01/2010		400	589
Fresenius Medical Care
7.375% due 06/15/2011		6,000	8,301
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,870	5,414
JSG Funding PLC
10.125% due 10/01/2012		22,275	31,441
Kappa Beheer BV
10.625% due 07/15/2009		1,095	1,457
Koninklijke Hoogovens NV
5.625% due 06/24/2008	DG	15,600	9,244
Kronos International, Inc.
8.875% due 06/30/2009	EC	17,615	23,878
Lighthouse International Co. S.A.
8.000% due 04/30/2014		40,525	49,452
PTC International Finance II S.A.
10.875% due 05/01/2008		5,000	6,731
11.250% due 12/01/2009		6,200	8,227
Telenet Communications NV
9.000% due 12/15/2013		14,000	18,499
TRW Automotive, Inc.
10.125% due 02/15/2013		19,430	28,162
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		18,175	24,298

Total Foreign Currency-Denominated Issues (Cost $255,180)			303,166

	Shares

COMMON STOCKS 0.0%

Communication 0.0%

Dobson Communications Corp.		1,381,277	1,837

Total Common Stocks (Cost $9,103)			1,837

CONVERTIBLE PREFERRED STOCK 0.0%

Dobson Communications Corp.
6.000% due 08/19/2016		21,975	995
PMI Group, Inc.
5.875% due 11/15/2006		20,000	522

Total Convertible Preferred Stock (Cost $4,170)			1,517

PREFERRED SECURITY 0.4%

Fresenius Medical Care
7.875% due 02/01/2008		25,808	28,260

Total Preferred Security (Cost $26,540)			28,260

	Principal Amount (000s)

CONVERTIBLE BONDS & NOTES 1.1%

Industrials 0.6%

Dimon, Inc.
6.250% due 03/31/2007		$39,277	36,746
Pride International, Inc.
3.250% due 05/01/2033		5,000	5,469
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018		1,000	911

			43,126

Utilities 0.5%

AES Corp.
4.500% due 08/15/2005		7,500	7,547
EchoStar Communications Corp.
5.750% due 05/15/2008 (a)		4,625	4,723
Nextel Communications, Inc.
5.250% due 01/15/2010		2,815	2,818
Rogers Communication, Inc.
2.000% due 11/26/2005		20,280	19,596

			34,684

Total Convertible Bonds & Notes (Cost $75,840)			77,810

SHORT-TERM INSTRUMENTS 6.7%

Commercial Paper 5.5%

Fannie Mae
1.682% due 11/08/2004		69,900	69,774
1.693% due 11/08/2004		28,400	28,348
1.594% due 12/01/2004		36,500	36,385
1.739% due 12/08/2004		68,300	68,058
Freddie Mac
1.570% due 11/15/2004		10,100	10,080
UBS Finance, Inc.
1.575% due 11/09/2004		25,400	25,357
1.675% due 11/24/2004		33,200	33,117
1.690% due 11/29/2004		77,600	77,385
1.700% due 11/30/2004		43,700	43,564

			392,068

Repurchase Agreement 0.8%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 2.000% due 01/15/2006 valued at $4,370 and Freddie Mac 2.875% due 09/15/2005 valued at $51,004. Repurchase proceeds are $54,282.)		54,280	54,280

U.S. Treasury Bills 0.4%
1.624% due 12/02/2004-12/16/2004 (e)(f)(g)		29,890	29,774

Total Short-Term Instruments (Cost $476,176)			476,122

Total Investments 99.3% (Cost $6,797,412)			$7,110,456

Written Options (i) (0.2%) (Premiums $17,141)			(10,832)

Other Assets and Liabilities (Net) 0.9%			62,930

Net Assets 100.0%			$7,162,554

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  51

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2004 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Payment in-kind bond security.
(d)	Security becomes interest bearing at a future date.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $20,681 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $8,363 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,532	$(1,204)
Eurodollar September Long Futures	09/2005	5,866	(1,895)
Euribor Purchased Put Options Strike @ 89.000	03/2005	1,915	(26)
Euro-Bobl 5-Year Note Long Futures	12/2004	998	614

			$(2,511)

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	$376,900	$3,677
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/15/2024	31,500	(109)
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024	56,650	(3,127)

						$441

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.600%	06/20/2005	$12,000	$63
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	1.450%	09/20/2005	6,000	11
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Buy	0.650%	09/20/2005	4,900	(4)
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Buy	0.650%	09/20/2005	4,900	13
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	33
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	32
Bear Stearns & Co., Inc.	TECO Energy, Inc. 7.000% due 05/15/2011	Sell	0.700%	09/20/2005	10,000	(90)
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	(18)
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	27
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	11
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	0
Bear Stearns & Co., Inc.	CenterPoint Energy Resources Corp. 7.250% due 09/01/2010	Sell	1.020%	09/20/2008	5,000	(15)
Bear Stearns & Co., Inc.	CenterPoint Energy Resources Corp. 3.750% due 05/15/2023	Sell	1.420%	09/20/2009	10,000	110
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	2
Bear Stearns & Co., Inc.	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.250%	12/20/2009	2,000	2
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,000	38
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	(13)
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	4
Credit Suisse First Boston	Nextel Communications, Inc. 7.375% due 08/01/2015	Sell	1.320%	12/20/2007	3,000	25
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/21/2004	6,000	0
Goldman Sachs & Co.	Xerox Corp. 9.750% due 01/15/2009	Sell	6.750%	12/20/2004	5,000	72
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	5,000	20
Goldman Sachs & Co.	AOL Time Warner, Inc. 6.875% due 05/01/2012	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Electronic Data Systems Corp. 7.125% due 10/15/2009	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Harrah’s Entertainment, Inc. 8.000% due 02/01/2011	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Sprint Corp. 6.875% due 11/15/2028	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	5

52  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	0.800%	09/20/2005	$10,000	$17
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	20,000	676
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(2)
Merrill Lynch & Co., Inc.	Ford Motor Co. 7.250% due 10/01/2008	Sell	1.100%	12/20/2004	10,000	13
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.040%	01/07/2005	18,500	19
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	5,000	18
Merrill Lynch & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.800%	09/20/2005	8,000	(43)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	209
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	169
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.250%due 09/01/2010	Sell	1.200%	06/20/2009	5,000	21
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.250% due 09/01/2010	Sell	1.020%	09/20/2009	5,000	(34)
Merrill Lynch & Co., Inc.	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.420%	09/20/2009	10,000	91
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	197
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.100%	06/20/2005	4,500	19
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.420%	12/20/2005	15,000	(131)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.450%	12/20/2005	6,000	(55)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	182
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	73
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	(5)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	597
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	56

						$2,445

(i)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	4.000	%**	10/07/2004	$68,300	$1,052	$0
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	6.500	%*	10/07/2004	68,300	2,015	0
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/07/2004	92,500	1,512	0
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.500	%*	10/07/2004	92,500	2,643	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	117,800	2,780	5,261
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	206,100	3,566	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%**	01/07/2005	4,400	91	321
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	5.500	%**	01/07/2005	72,100	3,482	5,250

						$17,141	$10,832

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	08/11/2003	$21,151	$21,032	0.29%
Continental Airlines, Inc.	07/1/2003	23,233	25,630	0.36
Ferrellgas Partners LP	04/30/2002	6,944	7,148	0.10
Ferrellgas Partners LP	04/30/2002 and 01/15/2004	11,125	11,674	0.16
Ferrellgas Partners LP	10/17/2001 - 01/22/2004	20,016	21,458	0.30
Ferrellgas Partners LP	01/28/2003	4,951	5,198	0.07
Ferrellgas Partners LP	06/30/2003	23,167	23,681	0.33
RockyRiver Realty	11/22/2000	1,361	1,495	0.02
Wilmington Trust Co.-Tucson Electric	01/07/1993 - 05/16/2003	4,831	5,399	0.08
Wilmington Trust Co.-Tucson Electric	06/29/1993	368	397	0.01
Wilmington Trust Co.-Tucson Electric	07/28/1995 - 05/16/2003	2,625	2,878	0.04
Wilmington Trust Co.-Tucson Electric	05/16/2003	154	168	0.00

		$119,926	$126,158	1.76%

(k)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	10,649	10/2004	$170	$0	$170
Sell		249,518	10/2004	0	(7,239)	(7,239)
Buy	JY	6,777,400	10/2004	291	0	291

				$461	$(7,239)	$(6,778)

(l)	The aggregate value of fair valued securities is $179,987, which is 2.51% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  53

Schedule of Investments

Investment Grade Corporate Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 84.8%

Banking & Finance 42.5%

American International Group, Inc.
2.875% due 05/15/2008	$300	$293
Archstone-Smith Trust
7.900% due 02/15/2016	25	30
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	54
Bank of America Corp.
3.875% due 01/15/2008	50	51
4.875% due 01/15/2013	200	203
5.375% due 06/15/2014	160	166
Bank One Corp.
9.875% due 03/01/2009	50	62
5.250% due 01/30/2013	100	103
BB&T Corp.
6.500% due 08/01/2011	30	34
Bear Stearns Cos., Inc.
7.625% due 12/07/2009	70	81
5.700% due 11/15/2014	100	105
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	200	203
CIT Group, Inc.
7.750% due 04/02/2012	240	284
Citigroup, Inc.
6.000% due 02/21/2012	190	209
5.625% due 08/27/2012	300	321
7.750% due 12/01/2036	500	553
Conoco Funding Co.
6.350% due 10/15/2011	100	112
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	30	36
8.125% due 05/29/2012	100	155
Fleet National Bank
5.750% due 01/15/2009	175	188
Ford Motor Credit Co.
7.500% due 03/15/2005	100	102
2.060% due 07/18/2005 (a)	400	400
6.500% due 01/25/2007	270	286
7.250% due 10/25/2011	100	108
General Electric Capital Corp.
6.125% due 02/22/2011	300	331
5.450% due 01/15/2013	350	371
6.750% due 03/15/2032	200	231
General Motors Acceptance Corp.
2.880% due 10/20/2005 (a)	100	101
7.750% due 01/19/2010	50	55
7.250% due 03/02/2011	30	32
6.875% due 09/15/2011	50	53
7.000% due 02/01/2012	150	157
6.875% due 08/28/2012	190	198
Goldman Sachs Group, Inc.
6.600% due 01/15/2012	100	112
5.700% due 09/01/2012	275	291
5.250% due 10/15/2013	100	101
Household Finance Corp.
4.125% due 12/15/2008	100	101
8.000% due 07/15/2010	25	30
7.000% due 05/15/2012	90	103
6.375% due 11/27/2012	35	39
HSBC Capital Funding LP
4.610% due 06/27/2049 (a)	200	193
J.P. Morgan Chase & Co., Inc.
6.625% due 03/15/2012	350	393
5.750% due 01/02/2013	90	96
KFW International Finance, Inc.
5.750% due 01/15/2008	30	32
Korea Development Bank
4.750% due 07/20/2009	300	307
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012	30	34
MBNA America Bank
7.125% due 11/15/2012	145	164
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	155
Morgan Stanley Dean Witter & Co.
6.600% due 04/01/2012	100	112
5.300% due 03/01/2013	400	411
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	300	348
Pemex Project Funding Master Trust
8.000% due 11/15/2011	260	295
Preferred Term Securities XII
2.438% due 03/24/2034 (a)	100	99
Principal Life Global Funding
5.250% due 01/15/2013	50	51
Prudential Financial, Inc.
4.104% due 11/15/2006	30	31
Pulte Homes, Inc.
7.875% due 08/01/2011	100	117
Royal Bank of Scotland PLC
9.118% due 03/31/2049	180	222
UFJ Finance Aruba AEC
6.750% due 07/15/2013	100	111
United Overseas Bank Ltd.
5.375% due 09/03/2019	100	101
Verizon Global Funding Corp.
4.375% due 06/01/2013	100	96
Wachovia Bank N.A.
7.800% due 08/18/2010	30	35
Washington Mutual, Inc.
4.000% due 01/15/2009	200	200
Wells Fargo & Co.
6.450% due 02/01/2011	30	34

		10,082

Industrials 28.7%

Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	50	52
Altria Group, Inc.
7.000% due 07/15/2005	200	205
Amerada Hess Corp.
6.650% due 08/15/2011	100	111
American Airlines, Inc.
6.978% due 04/01/2011	144	143
AOL Time Warner, Inc.
6.750% due 04/15/2011	25	28
6.875% due 05/01/2012	300	335
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	34
Boise Cascade Corp.
7.500% due 02/01/2008	10	11
British Sky Broadcasting Group PLC
8.200% due 07/15/2009	100	117
Canadian National Railway Co.
4.400% due 03/15/2013	80	78
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	105
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	177
Centex Corp.
7.500% due 01/15/2012	30	35
Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	103
5.750% due 01/15/2013	100	103
Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	333
8.875% due 05/01/2017	35	45
ConocoPhillips
8.750% due 05/25/2010	100	123
4.750% due 10/15/2012	30	30
Continental Airlines, Inc.
6.320% due 11/01/2008	50	49
Cox Communications, Inc.
7.750% due 11/01/2010	30	33
6.750% due 03/15/2011	100	107
4.625% due 06/01/2013	60	55
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	33
DaimlerChrysler North America Holding Corp.
2.342% due 09/10/2007 (a)	200	200
7.300% due 01/15/2012	100	114
Devon Financing Corp. ULC
6.875% due 09/30/2011	100	113
Domtar Inc.
7.875% due 10/15/2011	30	35
Enterprise Products Operating LP
5.600% due 10/15/2014	300	303
Fisher Scientific International, Inc.
6.750% due 08/15/2014	200	211
Gazprom International S.A.
7.201% due 02/01/2020	100	102
Halliburton Co.
3.120% due 10/17/2005 (a)	200	202
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	100	106
Hilton Hotel Corp.
7.625% due 05/15/2008	80	90
8.250% due 02/15/2011	30	36
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	40	42
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	103
International Business Machines Corp.
8.375% due 11/01/2019	30	40
International Paper Co.
6.750% due 09/01/2011	100	112
ITT Corp.
6.750% due 11/15/2005	30	31
JetBlue Airways Corp.
6.130% due 03/15/2008	100	102
Kern River Funding Corp.
4.893% due 04/30/2018	75	76
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	100	114
Kinder Morgan, Inc.
6.650% due 03/01/2005	50	51
6.500% due 09/01/2012	40	44
Kraft Foods, Inc.
6.250% due 06/01/2012	150	164
MeadWestvaco Corp.
6.850% due 04/01/2012	110	123
MGM Mirage, Inc.
6.000% due 10/01/2009	200	204
Northwest Airlines Corp.
7.575% due 03/01/2019	90	89
Occidental Petroleum Corp.
6.750% due 01/15/2012	100	114
Packaging Corp. of America
5.750% due 08/01/2013	100	103
Peabody Energy Corp.
6.875% due 03/15/2013	100	109
Pioneer Natural Resources Co.
6.500% due 01/15/2008	100	108
Systems 2001 Asset Trust
6.664% due 09/15/2013	70	78
Telus Corp.
8.000% due 06/01/2011	30	35
Time Warner, Inc.
8.110% due 08/15/2006	100	109
Transcontinental Gas Pipeline Corp.
8.875% due 07/15/2012	30	37
Triad Hospitals, Inc.
7.000% due 05/15/2012	100	105

54  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Tyco International Group S.A.
6.375% due 10/15/2011	$120	$133
United Airlines, Inc.
7.186% due 04/01/2011 (b)	74	62
10.125% due 03/22/2015 (b)	100	49
USX Corp.
6.850% due 03/01/2008	30	33
Viacom, Inc.
5.625% due 08/15/2012	100	105
Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	34
Walt Disney Co.
6.375% due 03/01/2012	100	110
Waste Management, Inc.
7.650% due 03/15/2011	50	58
7.100% due 08/01/2026	10	11
Weyerhaeuser Co.
6.750% due 03/15/2012	150	168

		6,813

Utilities 13.6%

AT&T Corp.
8.050% due 11/15/2011	100	112
British Telecom PLC
7.875% due 12/15/2005	30	32
Calenergy, Inc.
7.630% due 10/15/2007	200	222
Cingular Wireless, Inc.
6.500% due 12/15/2011	50	56
Citizens Communications Co.
9.250% due 05/15/2011	130	144
Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	113
Consumers Energy Co.
5.375% due 04/15/2013	100	103
DPL, Inc.
6.875% due 09/01/2011	50	53
Duke Energy Corp.
6.250% due 01/15/2012	130	142
Entergy Gulf States, Inc.
3.600% due 06/01/2008	50	49
France Telecom S.A.
7.500% due 03/14/2008	90	125
8.500% due 03/01/2011	30	36
GTE South, Inc.
6.125% due 06/15/2007	30	32
Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	160
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	50	52
7.750% due 05/15/2006	30	32
7.750% due 10/01/2008	30	34
Ohio Edison Co.
5.450% due 05/01/2015	100	101
Oncor Electric Delivery Co.
6.375% due 05/01/2012	80	89
PNPP II Funding Corp.
8.510% due 11/30/2006	80	83
PPL Capital Funding Trust I
4.330% due 03/01/2009	200	198
Progress Energy, Inc.
6.850% due 04/15/2012	200	224
PSEG Power LLC
3.750% due 04/01/2009	100	98
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009	69	68
SBC Communications, Inc.
4.250% due 06/05/2021	100	101
Sprint Capital Corp.
6.000% due 01/15/2007	40	42
8.375% due 03/15/2012	200	243
Tampa Electric Co.
6.875% due 06/15/2012	100	112
Verizon New England, Inc.
6.500% due 09/15/2011	200	221
Virginia Electric & Power Co.
5.375% due 02/01/2007	80	84
Vodafone Group PLC
3.950% due 01/30/2008	30	30
7.750% due 02/15/2010	30	35

		3,226

Total Corporate Bonds & Notes (Cost $19,799)		20,121

U.S. TREASURY OBLIGATIONS 1.4%

Treasury Inflation Protected Securities
3.375% due 01/15/2007 (c)	299	319

Total U.S. Treasury Obligations (Cost $319)		319

SOVEREIGN ISSUES 4.4%

Republic of Brazil
2.125% due 04/15/2009 (a)	59	58
8.000% due 04/15/2014 (a)	147	146
8.250% due 01/20/2034	100	89
Republic of Croatia
2.812% due 07/31/2010 (a)	41	41
Republic of Panama
9.625% due 02/08/2011	100	115
Republic of South Africa
9.125% due 05/19/2009	30	36
Russian Federation
10.000% due 06/26/2007	83	94
5.000% due 03/31/2030 (a)	150	145
United Mexican States
8.375% due 01/14/2011	200	235
8.300% due 08/15/2031	80	91

Total Sovereign Issues (Cost $992)		1,050

	Shares

COMMON STOCKS 0.3%

Financial & Business Services 0.3%

HSBC Holdings PLC	60,000	81

Total Common Stocks (Cost $77)		81

CONVERTIBLE PREFERRED STOCK 1.0%

General Motors Corp.
6.250% due 07/15/2033	8,000	225

Total Convertible Preferred Stock (Cost $201)		225

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 12.2%

Commercial Paper 8.8%

ABN AMRO North America
1.925% due 01/24/2005	$700	696
1.945% due 01/31/2005	100	99
Altria Group, Inc.
1.800% due 10/29/2004	200	200
CBA (de) Finance
1.890% due 12/29/2004	600	597
UBS Finance, Inc.
1.930% due 01/24/2005	200	199
1.940% due 01/25/2005	300	298

		2,089

Repurchase Agreement 2.6%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $637. Repurchase proceeds are $623.)	623	623

U.S. Treasury Bills 0.8%
1.630% due 12/16/2004 (d)	190	189

Total Short-Term Instruments (Cost $2,901)		2,901

Total Investments 104.1% (Cost $24,289)		$24,697

Written Options (f) (0.0%) (Premiums $17)		(9)

Other Assets and Liabilities (Net) (4.1%)		(960)

Net Assets 100.0%		$23,728

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $189 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	20	$(2)
Euro-Bobl 5-Year Note Long Futures	12/2004	15	4
Euro-Bund 10-Year Note Long Futures	12/2004	2	3
U.S. Treasury 10-Year Note Short Futures	12/2004	4	0
U.S. Treasury 30-Year Bond Long Futures	12/2004	6	(6)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	7	2
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	12/2005	8	4

			$5

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  55

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

September 30, 2004 (Unaudited)

(e)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$1
Citibank N.A.	Dow Jones CDX IG3 Index	Sell	0.500%	03/20/2010	300	0
Lehman Brothers, Inc.	Dow Jones CDX EM2 Index	Buy	0.250%	03/20/2007	300	0

						$1

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	200	$(5)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	(21)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		200	5

							$(21)

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	9	$6	$2
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	4	2	2
Call - CBOT U.S. Treasury Note December Futures	116.000	11/26/2004	5	1	1
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	9	6	3
Put - CBOT U.S. Treasury Note December Futures	109.000	11/26/2004	4	2	1

				$17	$9

(g)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	30	10/2004	$1	$0	$1
Buy		21	11/2004	0	0	0
Buy		30	12/2004	1	0	1
Buy	CP	7,337	11/2004	1	0	1
Buy		6,060	12/2004	0	0	0
Buy	EC	700	10/2004	13	0	13
Sell		1,067	10/2004	0	(31)	(31)
Buy	H$	78	10/2004	0	0	0
Buy		54	11/2004	0	0	0
Buy		78	12/2004	0	0	0
Buy	KW	11,610	10/2004	0	0	0
Buy		8,152	11/2004	0	0	0
Buy		11,800	12/2004	0	0	0
Buy	MP	111	11/2004	0	0	0
Buy		336	12/2004	0	0	0
Buy	PN	35	11/2004	0	0	0
Buy		35	12/2004	0	0	0
Buy	PZ	32	11/2004	0	0	0
Buy		32	12/2004	0	0	0
Buy	RP	904	12/2004	0	0	0
Buy	RR	285	10/2004	0	0	0
Buy		200	11/2004	0	0	0
Buy		305	12/2004	0	0	0
Buy	S$	17	10/2004	0	0	0
Buy		12	11/2004	0	0	0
Buy		17	12/2004	0	0	0
Buy	SV	1,161	11/2004	1	0	1
Buy		334	12/2004	0	0	0
Buy	T$	232	11/2004	0	0	0
Buy		332	12/2004	0	0	0

				$17	$(31)	$(14)

56  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.4%

Banking & Finance 8.4%

General Electric Capital Corp.
2.005% due 03/15/2005 (a)	$7,500	$7,507
International Bank for Reconstruction & Development
7.625% due 01/19/2023	27,296	35,747
Postal Square LP
6.500% due 06/15/2022	1,722	1,920
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	1,028
U.S. Trade Funding Corp.
4.260% due 11/15/2014	8,821	8,936
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	4,400	4,399

Total Corporate Bonds & Notes (Cost $57,777)		59,537

MUNICIPAL BONDS & NOTES 3.7%

Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	3,910	3,968
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,147
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	2,797
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	400	408
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,230
Foothill, California Eastern Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	569
Irving, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	1,515	1,531
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,100
New York, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,724
New York, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2033	1,300	1,322
New York State Metropolitan Transportation Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 11/15/2032	2,600	2,652
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,029
South Putnam, Indianapolis School Building Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 01/15/2022	700	739

Total Municipal Bonds & Notes (Cost $25,534)		26,216

U.S. GOVERNMENT AGENCIES 35.4%

Aid-Israel
5.500% due 09/18/2023	9,100	9,431
Fannie Mae
0.000% due 03/25/2009 (b)	1,072	1,033
2.125% due 02/10/2006 (a)	7,000	6,964
2.215% due 10/25/2017 (a)	608	614
2.515% due 04/25/2032 (a)	535	541
3.148% due 10/01/2024 (a)	433	440
3.321% due 11/01/2023 (a)	722	740
3.349% due 10/01/2024 (a)	10	10
3.599% due 02/01/2028 (a)	64	66
3.771% due 12/01/2027 (a)	374	385
3.970% due 08/01/2026 (a)	50	51
4.300% due 04/01/2028 (a)	456	466
4.500% due 02/25/2008-10/25/2034 (e)	23,260	21,008
5.000% due 07/29/2019	1,500	1,538
6.000% due 12/01/2021-11/15/2034 (e)	12,754	13,203
6.055% due 05/01/2025 (a)	124	129
6.250% due 12/25/2013	10	10
6.500% due 07/01/2005-01/25/2024 (e)	672	714
6.750% due 06/25/2032	4,628	4,852
6.900% due 05/25/2023	647	679
6.950% due 07/25/2020	201	215
7.000% due 04/25/2022-05/18/2027 (e)	5,286	5,666
7.125% due 01/15/2030	580	717
7.256% due 01/01/2026 (a)	76	80
7.500% due 07/01/2032	44	48
7.800% due 10/25/2022	88	96
9.000% due 08/01/2021-06/01/2027 (e)	424	477
14.600% due 09/25/2007 (c)	1	5
1197.968% due 08/25/2007 (c)	1	11
Federal Farm Credit Bank
2.125% due 08/15/2005	1,300	1,298
Federal Home Loan Bank
5.120% due 01/10/2013 (a)	6,500	6,534
5.125% due 08/15/2019	7,700	7,765
5.500% due 04/17/2006	12,000	12,520
Federal Housing Administration
1.000% due 10/01/2022	305	309
3.000% due 11/25/2019	735	739
4.918% due 11/01/2019	14	14
6.896% due 07/01/2020 (a)	2,118	2,116
7.430% due 02/25/2023-06/01/2024 (e)	3,120	3,156
Financing Corp.
0.000% due 11/30/2017 (b)	20,100	10,285
Freddie Mac
2.100% due 06/15/2030 (a)	363	364
3.382% due 06/01/2022 (a)	16	17
3.387% due 01/01/2028 (a)	592	610
3.410% due 05/01/2022 (a)	14	14
3.538% due 10/01/2026 (a)	130	133
3.987% due 12/01/2024 (a)	142	146
5.178% due 09/01/2027 (a)	253	258
5.200% due 03/05/2019	11,400	11,213
5.500% due 02/15/2016-09/15/2033 (e)	13,923	12,934
6.000% due 04/15/2034	5,811	5,596
6.200% due 10/25/2023	230	235
6.250% due 09/15/2023	5,000	5,285
6.500% due 11/15/2008-10/25/2043 (e)	3,976	4,011
7.000% due 09/01/2007-01/15/2024 (e)	1,180	1,090
7.015% due 01/01/2028 (a)	69	70
7.450% due 03/25/2022	59	60
7.558% due 02/01/2028 (a)	339	351
19.100% due 02/15/2007 (c)	1	1
Government National Mortgage Association
3.375% due 02/20/2017-01/20/2028 (a)(e)	2,787	2,813
3.500% due 03/20/2021-10/20/2033 (a)(e)	7,177	7,239
4.625% due 12/20/2017-11/20/2027 (a)(e)	952	969
4.750% due 09/20/2017-09/20/2026 (a)(e)	1,347	1,367
5.000% due 08/20/2033-10/21/2034 (e)	47,090	42,424
5.500% due 02/20/2033	2,000	1,897
6.000% due 08/20/2033	2,148	2,166
6.800% due 10/15/2030	1,954	2,194
7.000% due 03/16/2029	367	389
Overseas Private Investment Corp.
2.360% due 08/15/2007 (a)	1,875	1,845
3.800% due 08/15/2007	9,130	9,880
Small Business Administration
5.240% due 08/01/2023 (a)	7,650	7,898
Tennessee Valley Authority
7.125% due 05/01/2030	10,000	12,415

Total U.S. Government Agencies (Cost $242,794)		250,809

U.S. TREASURY OBLIGATIONS 14.4%

Treasury Inflation Protected Security (d)
2.250% due 01/15/2025	39,078	40,722
U.S. Treasury Bond
5.500% due 08/15/2028	3,700	3,978
U.S. Treasury Notes
1.750% due 12/31/2004	29,500	29,507
1.125% due 06/30/2005	7,000	6,953
3.500% due 08/15/2009	21,000	21,134

Total U.S. Treasury Obligations (Cost $100,198)		102,294

MORTGAGE-BACKED SECURITIES 8.8%

Bank of America Mortgage Securities, Inc.
5.707% due 10/20/2032 (a)	1,841	1,869
Bear Stearns Adjustable Rate Mortgage Trust
5.373% due 02/25/2033 (a)	688	695
5.407% due 03/25/2033 (a)	1,211	1,235
4.948% due 01/25/2034 (a)	1,665	1,682
Bear Stearns Mortgage Securities, Inc.
3.684% due 06/25/2030 (a)	192	197
Countrywide Alternative Loan Trust
5.750% due 06/25/2033	1,735	1,761
5.500% due 10/25/2033	5,282	4,886
Countrywide Home Loans, Inc.
5.745% due 03/19/2032 (a)	109	111
5.345% due 09/19/2032 (a)	807	809
6.000% due 02/25/2033	1,514	1,530
5.250% due 01/25/2034	9,047	9,103
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	9	9
2.165% due 04/25/2033 (a)	1,499	1,503
Federal Agricultural Mortgage Corp.
7.260% due 07/25/2011	2,819	2,959
First Republic Mortgage Loan Trust
1.935% due 06/25/2030 (a)	775	775
GMAC Mortgage Corp. Loan Trust
1.815% due 10/25/2033 (a)	1,615	1,616
GS Mortgage Securities Corp.
1.240% due 11/15/2015 (a)	1,289	1,289
Impac CMB Trust
5.249% due 09/25/2034	7,479	7,526

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  57

Schedule of Investments (Cont.)

Long-Term U.S. Government Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Indymac MBS, Inc.
5.500% due 07/25/2033	$4,517	$4,570
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,224	1,218
Residential Accredit Loans, Inc.
7.000% due 02/25/2028	194	194
2.015% due 01/25/2033 (a)	795	796
2.015% due 03/25/2033 (a)	1,635	1,635
Sequoia Mortgage Trust
1.940% due 05/20/2032 (a)	2,671	2,669
1.950% due 07/20/2033 (a)	4,399	4,378
Structured Asset Mortgage Investments, Inc.
6.779% due 02/25/2030 (a)	127	128
2.020% due 06/18/2033 (a)	2,166	2,168
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	59	61
2.115% due 07/25/2032 (a)	5,279	5,294
Washington Mutual Mortgage Securities Corp.
1.755% due 12/25/2027 (a)	65	65
2.165% due 01/25/2033 (a)	10	10

Total Mortgage-Backed Securities (Cost $62,913)		62,741

ASSET-BACKED SECURITIES 3.1%

ACE Securities Corp.
1.955% due 06/25/2032 (a)	686	688
Amortizing Residential Collateral Trust
1.905% due 07/25/2032 (a)	298	298
Bayview Financial Acquisition Trust
2.090% due 05/28/2034 (a)	1,367	1,372
Bear Stearns Asset-Backed Securities, Inc.
1.945% due 10/25/2032 (a)	734	735
2.115% due 11/25/2042 (a)	6,418	6,427
Countrywide Asset-Backed Certificates
1.875% due 05/25/2032 (a)	223	223
CS First Boston Mortgage Securities Corp.
2.055% due 08/25/2032 (a)	841	843
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)	1,439	1,442
Home Equity Asset Trust
2.015% due 09/25/2033 (a)	189	189
Household Home Equity Loan Trust
7.210% due 10/20/2030	901	907
Household Mortgage Loan Trust
1.900% due 05/20/2032 (a)	1,829	1,835
IMC Home Equity Loan Trust
1.795% due 03/25/2027 (a)	17	17
Long Beach Mortgage Loan Trust
1.935% due 06/25/2033 (a)	1,154	1,156
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	94	101
Merrill Lynch & Co., Inc.
1.975% due 06/25/2033 (a)	846	847
Novastar Home Equity Loan
1.895% due 01/25/2031 (a)	555	556
NPF XII, Inc.
2.233% due 10/01/2003 (a)(g)(j)	3,000	322
Residential Asset Securities Corp.
1.885% due 04/25/2032 (a)	2,318	2,323
SMS Student Loan Trust
1.809% due 10/27/2025 (a)	1,018	1,020
Terwin Mortgage Trust
2.195% due 09/25/2033 (a)	366	366

Total Asset-Backed Securities (Cost $24,126)		21,667

	# of Contracts
PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME) Strike @ 97.500 Exp. 12/13/2004	750	9
Eurodollar March Futures (CME) Strike @ 96.000 Exp. 03/14/2005	340	2
U.S. Treasury Note December Futures (CBOT) Strike @ 105.000 Exp. 11/26/2004	190	3

Total Purchased Put Options (Cost $48)		14

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 30.0%

Certificates of Deposit 2.0%

Citibank New York N.A.
1.660% due 11/23/2004	$13,900	13,900
1.750% due 12/07/2004	200	200
1.880% due 12/22/2004	100	100
Wells Fargo Bank N.A.
1.620% due 10/06/2004	200	200

		14,400

Commercial Paper 22.9%

Fannie Mae
1.480% due 10/20/2004	6,800	6,794
1.498% due 10/20/2004	1,600	1,599
1.530% due 10/20/2004	5,100	5,096
1.537% due 10/20/2004	4,200	4,197
1.180% due 11/01/2004	5,600	5,592
1.596% due 11/03/2004	9,000	8,987
1.557% due 11/10/2004	4,500	4,492
1.578% due 11/17/2004	7,000	6,985
1.660% due 11/24/2004	19,200	19,151
1.594% due 12/01/2004	7,000	6,978
1.687% due 12/01/2004	21,200	21,133
1.739% due 12/08/2004	3,200	3,189
1.760% due 12/08/2004	1,700	1,694
Federal Home Loan Bank
1.650% due 10/07/2004	28,400	28,392
1.740% due 10/20/2004	3,400	3,397
1.595% due 11/12/2004	3,000	2,994
1.650% due 12/08/2004	7,000	6,975
Freddie Mac
1.540% due 10/26/2004	3,200	3,197
1.540% due 11/08/2004	3,000	2,995
1.530% due 11/12/2004	6,700	6,688
1.536% due 11/12/2004	6,800	6,788
1.575% due 11/24/2004	5,000	4,988

		162,301

Repurchase Agreement 2.7%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $19,206. Repurchase proceeds are $18,829.)	18,828	18,828

U.S. Treasury Bills 2.4%

1.629% due 12/02/2004-12/16/2004 (e)(f)(h)	17,385	17,316

Total Short-Term Instruments (Cost $212,865)		212,845

Total Investments 103.8% (Cost $726,255)		$736,123

Written Options (i) (0.0%) (Premiums $640)		(274)

Other Assets and Liabilities (Net) (3.8%)		(26,812)

Net Assets 100.0%		$709,037

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal only security.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Security is in default.
(h)	Securities with an aggregate market value of $17,067 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note Long Futures	12/2004	625	$253
U.S. Treasury 10-Year Note Long Futures	12/2004	2,179	2,139
U.S. Treasury 30-Year Bond Long Futures	12/2004	179	207
U.S. Treasury 30-Year Bond Long Futures	12/2004	1,816	2,825
U.S. Treasury 5-Year Note Long Futures	12/2004	361	53
U.S. Treasury 5-Year Short Futures	12/2004	1,558	(117)
Eurodollar March Long Futures	03/2005	483	111
Eurodollar September Long Futures	09/2005	547	201

			$5,672

58  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar December Futures	$116.000	11/24/2004	289	$137	$113
Call - CME Eurodollar December Futures	112.000	11/26/2004	18	7	5
Put - CME Eurodollar December Futures	109.000	11/26/2004	18	4	3
Call - CME Eurodollar December Futures	98.250	12/13/2004	900	109	6
Call - CME Eurodollar March Futures	97.500	03/14/2005	110	46	35
Put - CME Eurodollar March Futures	97.000	03/14/2005	340	182	21

				$485	$183

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	4.000	%**	11/02/2004	$37,000	$155	$91

**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	The aggregate value of fair valued securities is $322, which is 0.05% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  59

Schedule of Investments

Low Duration Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.4%

Banking & Finance 2.8%

Caterpillar Financial Services Corp.
2.625% due 01/30/2007	$150	$148
CIT Group, Inc.
7.125% due 10/15/2004	2,800	2,804
3.180% due 01/31/2005 (a)	48,850	49,072
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,457
7.100% due 03/15/2007	6,700	7,276
Ford Motor Credit Co.
7.500% due 03/15/2005	13,200	13,493
2.060% due 07/18/2005 (a)	2,700	2,703
7.600% due 08/01/2005	500	519
Gemstone Investors Ltd.
7.710% due 10/31/2004	36,300	36,345
General Electric Capital Corp.
2.750% due 09/25/2006	200	199
General Motors Acceptance Corp.
3.630% due 05/19/2005 (a)	8,700	8,777
2.880% due 10/20/2005 (a)	46,390	46,769
2.595% due 05/18/2006 (a)	12,500	12,534
6.125% due 09/15/2006	18,975	19,846
6.125% due 08/28/2007	1,500	1,581
6.125% due 01/22/2008	750	790
7.430% due 12/01/2021	243	246
General Motors Nova Scotia Finance
6.850% due 10/15/2008	23,500	24,940
Golden West Financial Corp.
5.500% due 08/08/2006	700	734
Goldman Sachs Group, Inc.
7.625% due 08/17/2005	1,250	1,306
Morgan Stanley Dean Witter Capital I, Inc.
7.750% due 06/15/2005	1,250	1,297
Pemex Project Funding Master Trust
3.077% due 01/07/2005 (a)	54,400	54,426
Phoenix Quake Wind Ltd.
4.050% due 07/03/2008 (a)	12,900	13,375
5.100% due 07/03/2008 (a)	3,000	3,081
Premium Asset Trust
1.900% due 10/06/2005 (a)	800	801
Prudential Financial, Inc.
4.104% due 11/15/2006	21,500	21,869
State Street Capital Trust II
2.211% due 02/15/2008 (a)	12,000	12,069
Toyota Motor Credit Corp.
4.050% due 11/30/2004	935	938
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	60,200	60,181
Vita Capital Ltd.
2.950% due 01/01/2007 (a)	3,800	3,824

		409,400

Industrials 0.8%

Altria Group, Inc.
7.650% due 07/01/2008	7,500	8,165
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	5,000	5,180
El Paso CGP Co.
6.500% due 05/15/2006	6,350	6,493
7.625% due 09/01/2008	1,075	1,088
Enron Corp.
8.000% due 08/15/2005 (b)	8,300	3,569
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	8,723
HCA, Inc.
6.910% due 06/15/2005	2,125	2,174
8.850% due 01/01/2007	1,200	1,317
ITT Corp.
6.750% due 11/15/2005	2,000	2,080
Petroleos Mexicanos
9.375% due 12/02/2008	8,900	10,391
Pfizer, Inc.
3.625% due 11/01/2004	1,135	1,136
Philip Morris Cos., Inc.
6.950% due 06/01/2006	25,000	26,240
Qwest Corp.
6.125% due 11/15/2005	2,330	2,391
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,815
SR Wind Ltd.
6.960% due 05/18/2005 (a)	6,000	6,070
7.460% due 05/18/2005 (a)(k)	3,000	2,610
Tyco International Group S.A.
5.875% due 11/01/2004	10,000	10,027
6.375% due 06/15/2005	7,300	7,489
Unilever Capital Corp.
6.875% due 11/01/2005	1,250	1,307
United Airlines, Inc.
1.340% due 03/02/2049 (a)(b)	891	731
Waste Management, Inc.
7.000% due 10/01/2004	6,524	6,524
Weyerhaeuser Co.
5.500% due 03/15/2005	210	213

		117,733

Utilities 1.8%

Ameritech Capital Funding
6.300% due 10/15/2004	1,080	1,081
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	4,000	4,021
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	34,822
France Telecom S.A.
7.950% due 03/01/2006	66,900	71,490
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	90,000	90,089
Reliant Energy Resources Corp.
8.125% due 07/15/2005	4,000	4,164
Sprint Capital Corp.
7.900% due 03/15/2005	16,700	17,111
6.000% due 01/15/2007	9,500	10,061
6.125% due 11/15/2008	17,363	18,758
Texas Utilities Corp.
6.875% due 08/01/2005	2,000	2,073

		253,670

Total Corporate Bonds & Notes (Cost $789,758)		780,803

MUNICIPAL BONDS & NOTES 0.1%

Michigan Municipal Bond Authority Revenue Bonds, Series 2004
5.000% due 10/01/2010	7,745	8,606

Total Municipal Bonds & Notes (Cost $8,666)		8,606

U.S. GOVERNMENT AGENCIES 18.9%

Fannie Mae
0.100% due 03/25/2009 (a)(c)	2,315	35
2.190% due 03/25/2044 (a)	2,705	2,709
2.240% due 06/25/2032 (a)	354	355
2.443% due 04/25/2022 (a)	42	43
2.511% due 01/01/2021 (a)	82	83
2.781% due 10/01/2030-11/01/2039 (a)(e)	4,122	4,168
2.946% due 11/01/2017 (a)	138	140
2.950% due 08/01/2017 (a)	14	14
2.958% due 07/01/2018 (a)	21	22
2.998% due 11/01/2017 (a)	65	66
3.020% due 06/01/2017 (a)	30	30
3.053% due 07/01/2017 (a)	129	132
3.125% due 07/01/2017 (a)	84	85
3.284% due 07/01/2023 (a)	103	105
3.352% due 12/01/2017 (a)	42	42
3.393% due 10/01/2024 (a)	635	650
3.450% due 01/01/2024 (a)	25	26
3.545% due 11/01/2027	324	336
3.548% due 04/01/2024 (a)	454	470
3.675% due 01/01/2024 (a)	390	402
3.681% due 11/01/2018 (a)	6	6
3.726% due 02/01/2028 (a)	861	881
3.784% due 07/25/2017 (a)	1,068	1,093
3.875% due 03/15/2005	1,650	1,665
4.454% due 02/01/2028 (a)	21	21
4.534% due 01/01/2028 (a)	152	155
4.703% due 04/01/2018 (a)	2,279	2,338
5.000% due 11/01/2017-04/25/2033 (e)	952,824	969,137
5.005% due 12/01/2023 (a)	71	72
5.500% due 10/01/2008-10/14/2034 (e)	1,071,503	1,097,622
5.598% due 09/01/2032	6,623	6,823
6.000% due 04/01/2011-05/01/2033 (e)	216,301	227,023
6.196% due 08/01/2029 (a)	2,589	2,646
6.500% due 09/01/2005-02/01/2033 (e)	40,374	42,529
6.500% due 03/25/2009 (c)	578	50
6.500% due 03/25/2023 (c)	260	12
7.000% due 01/01/2008-07/01/2012 (e)	25,660	27,029
8.000% due 12/25/2021-11/01/2031 (e)	11,070	12,029
8.500% due 02/01/2017-04/01/2025 (e)	500	549
8.800% due 01/25/2019	214	235
9.000% due 03/25/2021-01/01/2025 (e)	796	882
9.250% due 10/25/2018	14	15
9.500% due 03/25/2020-11/01/2025 (a)(e)	2,092	2,349
10.000% due 10/01/2009-01/01/2025 (e)	197	219
10.500% due 06/01/2005-12/01/2024 (e)	16	18
11.000% due 11/01/2020	12	14
11.250% due 10/01/2015	13	14
11.500% due 11/01/2019-02/01/2020 (e)	14	16
11.750% due 02/01/2016	13	15
12.000% due 01/01/2015	3	4
13.000% due 07/01/2015	4	5
13.250% due 09/01/2011	6	7
15.500% due 10/01/2012-12/01/2012 (e)	1	1
15.750% due 12/01/2011	8	10
16.000% due 09/01/2012-12/01/2012 (e)	4	5
256.000% due 11/01/2008 (c)	3	9
Federal Home Loan Bank
1.625% due 04/15/2005	2,000	1,994
Federal Housing Administration
7.421% due 11/01/2019	61	62
7.430% due 10/01/2019-11/01/2025 (e)	17,755	17,956
Freddie Mac
2.210% due 11/15/2030 (a)	43	43
2.750% due 03/01/2017 (a)	79	79
2.875% due 01/01/2017 (a)	12	12
3.375% due 11/01/2022 (a)	560	580
3.465% due 10/01/2023 (a)	311	326
3.477% due 11/01/2023 (a)	113	119
3.490% due 01/01/2024 (a)	531	554
3.621% due 06/01/2024 (a)	179	186

60  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
3.689% due 03/01/2024 (a)	$27	$28
3.823% due 02/01/2020 (a)	722	735
3.844% due 01/01/2024 (a)	236	246
3.867% due 08/15/2032 (a)	1,794	1,800
3.999% due 09/01/2023 (a)	55	57
4.000% due 01/15/2024 (c)	7,174	898
4.012% due 07/01/2018 (a)	118	122
4.050% due 12/01/2022 (a)	116	121
5.000% due 04/15/2016	33,522	34,115
5.500% due 12/01/2017-07/15/2034 (e)	24,755	25,191
6.000% due 06/01/2006-10/01/2032 (e)	38,362	40,228
6.250% due 04/15/2028	271	273
6.323% due 10/01/2027 (a)	124	127
6.500% due 08/15/2011-07/25/2043 (e)	123,291	130,354
7.000% due 05/15/2023 (c)	10	0
7.000% due 02/01/2031-04/01/2032 (e)	156	166
7.500% due 09/01/2006-07/15/2030 (e)	2,018	2,102
8.000% due 07/01/2006-12/01/2024 (e)	800	857
8.250% due 10/01/2007-01/01/2009 (e)	11	12
8.500% due 07/01/2005-11/01/2025 (e)	2,064	2,275
9.000% due 12/15/2020-08/01/2022 (a)(e)	1,037	1,101
9.500% due 12/01/2004-09/01/2021 (e)	252	261
9.750% due 11/01/2008	123	133
10.000% due 03/01/2016-05/15/2020 (e)	126	129
10.500% due 10/01/2010-02/01/2016 (e)	6	7
10.750% due 09/01/2009-08/01/2011 (e)	59	66
11.500% due 10/01/2015-01/01/2016 (e)	11	13
11.750% due 11/01/2010-08/01/2015 (e)	2	2
12.000% due 09/01/2013	1	1
14.000% due 09/01/2012-04/01/2016 (e)	4	4
14.500% due 12/01/2010	1	1
15.000% due 12/01/2011	1	1
Government National Mortgage Association
2.328% due 12/16/2025 (a)	451	455
3.000% due 01/20/2032-05/20/2034 (a)(e)	32,172	32,252
3.375% due 04/20/2016-05/20/2030 (a)(e)	18,727	18,935
3.500% due 01/20/2031-03/20/2031 (e)	830	856
4.000% due 03/20/2019-07/20/2030 (a)(e)	142	143
4.625% due 10/20/2023-12/20/2027 (a)(e)	8,346	8,483
4.750% due 08/20/2022-07/20/2027 (a)(e)	10,613	10,764
6.000% due 01/15/2029	276	287
7.000% due 03/15/2011-10/15/2011 (e)	39	42
7.500% due 03/15/2022-11/15/2026 (e)	631	683
8.000% due 11/15/2006-06/20/2031 (e)	5,848	6,408
8.500% due 12/15/2021-08/15/2030 (e)	260	286
9.000% due 06/20/2016-12/15/2030 (e)	1,372	1,525
9.500% due 10/15/2016-06/15/2025 (e)	29	32
9.750% due 08/15/2017	61	68
10.000% due 10/15/2013-11/15/2025 (e)	14	16
10.500% due 11/15/2019-02/15/2021 (e)	5	5
11.000% due 09/15/2010	2	2
11.500% due 08/15/2018	11	13
11.750% due 08/15/2013-08/15/2015 (e)	33	37
12.000% due 06/20/2015	2	2
13.000% due 10/15/2013	5	6
13.500% due 05/15/2011-11/15/2012 (e)	11	13
16.000% due 02/15/2012	10	12
Small Business Administration
3.250% due 02/25/2014 (a)	61	61
7.640% due 03/10/2010	1,955	2,174

Total U.S. Government Agencies (Cost $2,734,655)		2,752,308

U.S. TREASURY OBLIGATIONS 8.0%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	222,841	238,153
3.625% due 01/15/2008	523,087	573,822
3.875% due 01/15/2009	320,034	360,376
4.250% due 01/15/2010	113	131
3.000% due 07/15/2012	211	233
2.000% due 01/15/2014	308	315

Total U.S. Treasury Obligations (Cost $1,157,975)		1,173,030

MORTGAGE-BACKED SECURITIES 4.7%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	29,661	30,641
5.637% due 10/20/2032 (a)	5,262	5,340
Bear Stearns Adjustable Rate Mortgage Trust
3.845% due 11/25/2030 (a)	431	432
5.294% due 10/25/2032 (a)	1,750	1,762
6.060% due 10/25/2032 (a)	202	209
5.377% due 01/25/2033 (a)	12,639	12,781
5.640% due 01/25/2033 (a)	4,297	4,307
5.124% due 03/25/2033 (a)	25,421	25,599
5.450% due 03/25/2033 (a)	42,133	42,994
4.914% due 01/25/2034 (a)	48,846	49,349
Citicorp Mortgage Securities, Inc.
5.374% due 12/01/2019 (a)	40	41
5.750% due 02/25/2033	5,243	5,292
COMM Mortgage Trust
2.060% due 09/15/2014 (a)	7,000	7,007
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	49,462	50,543
Countrywide Home Loans, Inc.
4.957% due 09/19/2032 (a)	2,292	2,307
Credit-Based Asset Servicing & Securitization LLC
2.160% due 06/25/2032 (a)	2,216	2,221
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	898	898
7.500% due 03/25/2031	736	735
1.666% due 03/25/2032 (a)	17,118	16,941
1.727% due 03/25/2032 (a)	29,883	29,909
6.233% due 06/25/2032 (a)	3,176	3,209
5.683% due 10/25/2032 (a)	5,489	5,551
2.360% due 08/25/2033 (a)	956	952
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	222
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	176	198
4.437% due 05/25/2024 (a)	173	173
2.340% due 06/25/2026 (a)	1,033	1,035
Drexel Burnham Lambert CMO Trust
2.250% due 05/01/2016 (a)	8	7
Fort Lewis Communities LLC
2.760% due 06/15/2013 (a)	5,586	5,595
GSR Mortgage Loan Trust
6.000% due 03/25/2032	9,251	9,361
Impac CMB Trust
2.090% due 01/25/2034 (a)	46,508	46,566
Imperial Savings Association
8.460% due 02/25/2018	99	99
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	36	42
MASTR Asset Securitization Trust
5.500% due 09/25/2033	42,656	42,445
Mellon Residential Funding Corp.
2.738% due 07/25/2029 (a)	2,988	2,983
2.000% due 06/15/2030 (a)	50,875	50,661
Mortgage Capital Funding, Inc.
6.325% due 06/18/2030	711	715
Nationslink Funding Corp.
2.090% due 11/10/2030 (a)	869	869
Prime Mortgage Trust
2.240% due 02/25/2034 (a)	26,107	26,124
Prudential Home Mortgage Securities
7.500% due 09/25/2007	108	109
7.000% due 01/25/2008	1,817	1,816
Prudential-Bache Trust
8.400% due 03/20/2021	762	775
Resecuritization Mortgage Trust
2.090% due 04/26/2021 (a)	566	550
Residential Asset Securitization Trust
2.070% due 06/25/2031 (a)	20	20
Residential Funding Mortgage Securities I, Inc.
5.613% due 09/25/2032 (a)	2,407	2,404
Ryland Acceptance Corp.
11.500% due 12/25/2016	4	4
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	70	73
Sears Mortgage Securities
12.000% due 02/25/2014	20	20
Sequoia Mortgage Trust
2.111% due 08/20/2032 (a)	25,172	24,977
SLH Mortgage Trust
9.600% due 03/25/2021	180	180
Structured Asset Mortgage Investments, Inc.
6.530% due 06/25/2029 (a)	1,045	1,057
9.451% due 06/25/2029 (a)	1,883	2,022
2.141% due 09/19/2032 (a)	49,198	49,015
Structured Asset Securities Corp.
6.250% due 01/25/2032	2,694	2,790
6.150% due 07/25/2032 (a)	2,482	2,520
2.130% due 01/25/2033 (a)	3,425	3,422
Torrens Trust
2.020% due 07/15/2031 (a)	2,077	2,079
Vendee Mortgage Trust
6.500% due 05/15/2029	39,700	42,417
Washington Mutual Mortgage Securities Corp.
6.190% due 07/25/2032 (a)	3,060	3,076
4.816% due 10/25/2032 (a)	280	281
5.130% due 02/25/2033 (a)	6,888	6,973
5.410% due 02/25/2033 (a)	1,686	1,703
3.066% due 02/27/2034 (a)	23,777	23,871
2.780% due 08/25/2042 (a)	32,037	32,641

Total Mortgage-Backed Securities (Cost $695,338)		690,910

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  61

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
ASSET-BACKED SECURITIES 2.2%

ACE Securities Corp.
2.180% due 06/25/2032 (a)		$1,635	$1,639
Ameriquest Mortgage Securities, Inc.
2.150% due 05/25/2032 (a)		568	569
2.110% due 08/25/2032 (a)		4,289	4,294
Amortizing Residential Collateral Trust
2.100% due 09/25/2030 (a)		809	811
2.130% due 07/25/2032 (a)		9,692	9,695
Argent Securities, Inc.
2.020% due 09/25/2034 (a)		46,800	46,800
Asset-Backed Securities Corp. Home Equity Loan Trust
2.020% due 06/15/2031 (a)		13	12
Bear Stearns Asset-Backed Securities, Inc.
2.290% due 07/25/2033 (a)		34,773	34,850
Chase Funding Mortgage Loan Asset-Backed Certificates
2.160% due 11/25/2031 (a)		13,810	13,867
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)		13,421	13,431
Community Program Loan Trust
4.500% due 10/01/2018		9,147	9,371
Countrywide Asset-Backed Certificates
2.070% due 06/25/2031 (a)		1,118	1,119
2.030% due 12/25/2034 (a)		91,006	91,063
EQCC Home Equity Loan Trust
1.920% due 10/15/2027 (a)		62	62
Equity One ABS, Inc.
2.120% due 11/25/2032 (a)		17,355	17,362
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.920% due 03/25/2034 (a)		14,865	14,875
GRMT II Mortgage Loan Trust
2.061% due 06/20/2032 (a)		22	22
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)		3,894	3,905
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (a)		2,343	2,344
Irwin Low Balance Home Equity Loan Trust
2.215% due 06/25/2021 (a)		26	26
Morgan Stanley Dean Witter Capital I, Inc.
2.170% due 07/25/2032 (a)		2,010	2,015
Morgan Stanley Warehouse Facilities
1.590% due 07/06/2005 (a)		42,600	42,572
Ocwen Mortgage Loan Asset-Backed Certificates
2.150% due 10/25/2029 (a)		26	26
Renaissance Home Equity Loan Trust
2.190% due 08/25/2032 (a)		3,692	3,699
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013		1,738	1,739
WMC Mortgage Loan
2.100% due 05/15/2030 (a)		1,063	1,066

Total Asset-Backed Securities (Cost $316,205)			317,234

SOVEREIGN ISSUES 1.3%

Republic of Canada
6.375% due 11/30/2004		1,600	1,611
Republic of Brazil
2.062% due 04/15/2006 (a)		41,824	41,782
11.500% due 03/12/2008		1,000	1,157
2.125% due 04/15/2009 (a)		41,472	40,721
Republic of Panama
8.250% due 04/22/2008		5,500	6,077
9.375% due 07/23/2012		480	546
Republic of Peru
9.125% due 02/21/2012		1,150	1,294
Russian Federation
8.750% due 07/24/2005		94,900	99,067
United Mexican States
6.375% due 01/16/2013		140	148

Total Sovereign Issues (Cost $188,951)			192,403

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.1%

AIG SunAmerica Institutional Funding II
1.200% due 01/26/2005	JY	9,000	82
European Investment Bank
0.875% due 11/08/2004		6,000	55
International Bank for Reconstruction & Development
4.750% due 12/20/2004		2,000	18
KFW International Finance, Inc.
1.000% due 12/20/2004		23,000	210
Republic of France
3.500% due 01/12/2005	EC	125,000	156,011
Republic of Italy
5.000% due 12/15/2004	JY	4,000	37
Toyota Motor Credit Corp.
1.000% due 12/20/2004		3,000	27

Total Foreign Currency-Denominated Issues (Cost $152,629)			156,440

	Shares

PREFERRED SECURITY 0.7%

DG Funding Trust
3.360% due 12/29/2049 (a)		9,632	103,544

Total Preferred Security (Cost $101,506)			103,544

PREFERRED STOCK 0.0%

Home Ownership Funding
13.331% due 12/31/2049		8,625	3,568
Rhone-Poulenc S.A.
8.125% due 12/31/2049		13,000	333

Total Preferred Stock (Cost $6,161)			3,901

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 62.8%

Certificates of Deposit 8.0%

Bank of America N.A.
1.620% due 11/02/2004		$49,700	49,700
1.640% due 11/10/2004		237,400	237,400
Citibank New York N.A.
1.560% due 10/22/2004		19,800	19,800
1.640% due 11/08/2004		81,000	81,000
1.650% due 11/15/2004		10,000	10,000
1.650% due 11/19/2004		23,200	23,200
1.660% due 11/23/2004		23,800	23,800
1.670% due 11/23/2004		23,200	23,200
1.710% due 11/29/2004		50,000	50,000
1.750% due 12/07/2004		100,000	100,000
1.805% due 12/10/2004		100,000	100,000
1.920% due 12/29/2004		5,000	5,000
Wells Fargo Bank N.A.
1.600% due 10/04/2004		176,200	176,200
1.610% due 10/05/2004		109,700	109,700
1.620% due 10/06/2004		4,400	4,400
1.650% due 10/07/2004		51,500	51,500
1.700% due 10/18/2004		93,100	93,100
1.780% due 11/12/2004		1,000	1,000

			1,159,000

Commercial Paper 29.0%

Altria Group, Inc.
1.800% due 10/29/2004		20,500	20,500
Bank of Ireland
1.595% due 11/12/2004		50,000	49,907
Danske Corp.
1.945% due 01/31/2005		89,900	89,296
Fannie Mae
1.010% due 10/01/2004		88,660	88,660
1.520% due 10/15/2004		100,000	99,941
1.180% due 11/01/2004		109,700	109,551
1.682% due 11/08/2004		154,100	153,822
1.693% due 11/08/2004		398,500	397,772
1.710% due 11/09/2004		120,000	119,778
1.470% due 11/22/2004		291,000	290,340
1.725% due 12/08/2004		800	797
1.737% due 12/08/2004		35,700	35,573
1.774% due 12/15/2004		106,600	106,180
1.819% due 12/22/2004		500	498
Federal Home Loan Bank
1.551% due 10/01/2004		500,000	500,000
1.501% due 10/06/2004		200	200
1.790% due 12/17/2004		400	398
1.950% due 12/30/2004		125	124
Ford Motor Credit Co.
2.520% due 04/07/2005		68,600	67,845
Freddie Mac
1.456% due 10/12/2004		227,900	227,798
1.470% due 10/12/2004		127,500	127,443
1.520% due 10/13/2004		144,700	144,627
1.540% due 10/18/2004		154,100	153,989
1.545% due 10/25/2004		292,600	292,297
1.540% due 11/08/2004		145,600	145,363
1.545% due 11/10/2004		46,000	45,921
1.537% due 11/12/2004		48,800	48,712
1.545% due 11/12/2004		145,600	145,337
1.570% due 11/15/2004		72,300	72,158
1.579% due 11/22/2004		146,000	145,667
General Motors Acceptance Corp.
2.404% due 03/22/2005		5,200	5,148
2.495% due 04/05/2005		16,800	16,617
2.535% due 04/05/2005		3,500	3,462
HBOS Treasury Services PLC
1.505% due 10/06/2004		50,000	49,989
1.510% due 10/14/2004		4,000	3,998
1.570% due 10/21/2004		75,000	74,935
1.590% due 10/25/2004		50,000	49,947
TotalFinaElf Capital S.A.
1.880% due 10/01/2004		200,000	200,000
UBS Finance, Inc.
1.570% due 10/25/2004		2,200	2,198
1.600% due 11/15/2004		19,600	19,561
1.735% due 12/03/2004		11,200	11,163
1.955% due 01/31/2005		109,300	108,565

			4,226,077

Repurchase Agreements 21.3%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $4,504 and Freddie Mac 2.875% due 09/15/2005 valued at $102,009. Repurchase proceeds are $104,417.)		104,413	104,413

62  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
UBS Warburg LLC

1.600% due 10/01/2004
(Dated 09/30/2004. Collateralized by U.S.

Treasury Bonds 13.250% due 05/15/2014 valued

at $221,039; 9.875% due 11/15/2015 valued at

$153,563; 7.500% due 11/15/2016 valued at

$329,922; 8.875% due 08/15/2017 valued at

$144,500; 9.125% due 05/15/2018 valued at

$225,633; 9.000% due 11/15/2018 valued at

$149,750; 8.750% due 08/15/2020 valued at

$220,383; 8.125% due 05/15/2021 valued at

$284,688; 8.125% due 08/15/2021 valued at

$366,067; 8.000% due 11/15/2021 valued at

$211,922 and U.S. Inflation Protected Securities

3.375% due 01/15/2007 valued at $257,376;

3.625% due 01/15/2008 valued at $259,161;

3.875% due 01/15/2009 valued at $196,680;

3.500% due 01/15/2011 valued at $62,039.

Repurchase proceeds are $3,000,133.)

	$3,000,000	$3,000,000

		3,104,413

U.S. Treasury Bills 4.5%

1.521% due 11/04/2004-12/16/2004 (e)(f)(g)	662,280	660,128

Total Short-Term Instruments (Cost $9,149,822)		9,149,618

Total Investments 105.2% (Cost $15,301,666)	$15,328,797

Written Options (i) 0.0% (Premiums $296)	(0)

Other Assets and Liabilities (Net) (5.2%)	(753,348)

Net Assets 100.0%	$14,575,449

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $10,465 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $39,604 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	14,214	$(3,423)
Eurodollar September Long Futures	09/2005	14,634	(1,593)
Eurodollar December Long Futures	12/2004	2,111	(41)
Eurodollar December Long Futures	12/2005	1,186	38
Euribor December Long Futures	12/2005	4,617	(36)
Euribor June Long Futures	06/2005	2,666	1,584
Euribor September Long Futures	09/2005	2,569	366
Euribor Written Put Options Strike @ 97.000	12/2004	588	599
Euro-Bobl 5-Year Note Long Futures	12/2004	6	5
Euro-Bund 10-Year Note Long Futures	12/2004	853	(326)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	375	144

			$(2,683)

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	95,800	$(4,184)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	148,500	5,291
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		$100	1
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		113,000	(1,393)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		75,900	(930)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2006		383,300	4,354
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		5,400	131
UBS Warburg LLC	3-month LIBOR	Receive	6.000%	12/15/2024		141,400	(6,402)

							$(3,132)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$4,500	$34
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	5,000	4
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	15,300	23
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	14,300	17
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	21,200	32

						$110

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  63

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2004 (Unaudited)

(i)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$62,100	$296	$0

**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	8,842	10/2004	$259	$0	$259
Buy		9,247	11/2004	171	0	171
Buy		10,200	12/2004	90	0	90
Buy	CP	2,580,391	11/2004	193	0	193
Buy		2,060,468	12/2004	24	0	24
Buy	EC	77,067	10/2004	0	(2,233)	(2,233)
Buy	H$	23,838	10/2004	0	(6)	(6)
Buy		24,188	11/2004	0	(2)	(2)
Buy		26,430	12/2004	0	0	0
Buy	JY	5,460,601	10/2004	235	0	235
Buy	KW	3,553,821	10/2004	37	0	37
Buy		3,621,828	11/2004	20	0	20
Buy		4,012,000	12/2004	0	(16)	(16)
Buy	MP	33,002	11/2004	9	0	9
Buy		38,117	12/2004	22	0	22
Buy	PN	10,696	11/2004	49	0	49
Buy		11,829	12/2004	17	0	17
Buy	PZ	11,270	11/2004	39	0	39
Buy		11,308	12/2004	37	0	37
Buy	RP	232,521	12/2004	0	(46)	(46)
Buy	RR	87,116	10/2004	19	0	19
Buy		88,672	11/2004	30	0	30
Buy		103,621	12/2004	6	0	6
Buy	S$	5,168	10/2004	57	0	57
Buy		5,258	11/2004	50	0	50
Buy		5,796	12/2004	11	0	11
Buy	SV	101,238	11/2004	60	0	60
Buy		113,662	12/2004	30	0	30
Buy	T$	103,007	11/2004	6	0	6
Buy		112,914	12/2004	0	(12)	(12)

				$1,471	$(2,315)	$(844)

(k)	The aggregate value of fair valued securities is $2,610, which is 0.02% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

64  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Money Market Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 3.5%

Federal Home Loan Bank
1.346% due 11/24/2004	$15,000	$14,999

Total U.S. Government Agencies (Cost $14,999)		14,999

SHORT-TERM INSTRUMENTS 95.6%

Certificates of Deposit 9.4%

Bank of America Corp.
1.640% due 11/10/2004	10,200	10,200
Citibank New York N.A.
1.750% due 12/07/2004	9,300	9,300
1.805% due 12/10/2004	4,600	4,600
Dexia Bank New York
1.675% due 11/23/2004	3,000	3,000
Wells Fargo Bank N.A.
1.600% due 10/04/2004	8,400	8,400
1.700% due 10/18/2004	5,400	5,400

		40,900

Commercial Paper 74.7%

ABN AMRO North America
1.480% due 10/06/2004	11,200	11,198
Bank of Ireland
1.960% due 01/27/2005	11,600	11,526
CBA (de) Finance
1.660% due 11/22/2004	14,000	13,966
CDC Commercial Corp.
1.670% due 11/23/2004	15,000	14,963
Den Norske Bank ASA
1.500% due 10/06/2004	12,000	11,998
Dexia Delaware LLC
1.830% due 12/20/2004	10,000	9,959
Fannie Mae
1.455% due 10/06/2004	20,000	19,996
1.567% due 10/27/2004	15,700	15,682
1.578% due 11/17/2004	8,000	7,983
1.605% due 11/10/2004	10,000	9,982
1.625% due 11/17/2004	15,000	14,968
1.660% due 11/24/2004	4,000	3,990
Federal Home Loan Bank
1.464% due 10/15/2004	5,000	4,997
1.475% due 10/15/2004	5,000	4,997
1.650% due 12/08/2004	13,000	12,957
1.655% due 11/26/2004	14,000	13,964
Freddie Mac
1.618% due 11/16/2004	19,000	18,961
1.620% due 11/16/2004	21,274	21,230
1.780% due 12/14/2004	3,000	2,989
General Electric Capital Corp.
1.600% due 11/09/2004	15,000	14,974
HBOS Treasury Services PLC
1.620% due 10/29/2004	12,000	11,985
ING U.S. Funding LLC
1.790% due 12/09/2004	13,000	12,955
Lloyds Bank PLC
1.485% due 10/01/2004	8,000	8,000
Nordea North America, Inc.
1.910% due 01/18/2005	8,900	8,849
Royal Bank of Scotland PLC
1.780% due 12/10/2004	12,000	11,959
UBS Finance, Inc.
1.835% due 12/22/2004	15,000	14,937
Westpac Capital Corp.
1.650% due 12/06/2004	15,000	14,955

		324,920

Repurchase Agreements 11.5%

Credit Suisse First Boston
1.700% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 3.125% due 04/15/2009 valued at $36,208. Repurchase proceeds are $35,302.)	35,300	35,300
State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $15,170. Repurchase proceeds are $14,873.)	14,872	14,872

		50,172

Total Short-Term Instruments (Cost $415,992)		415,992

Total Investments 99.1% (Cost $430,991)		$430,991

Other Assets and Liabilities (Net) 0.9%		4,027

Net Assets 100.0%		$435,018

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  65

Schedule of Investments

Short-Term Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.4%

Banking & Finance 4.0%

CIT Group, Inc.
7.125% due 10/15/2004	$9,701	$9,716
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)	4,199	4,300
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	34,910	36,266
Duke Capital Corp.
7.250% due 10/01/2004	2,366	2,366
Ford Motor Credit Co.
7.500% due 03/15/2005	26,531	27,119
7.600% due 08/01/2005	10,500	10,906
7.750% due 03/15/2005	9,195	9,408
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)	1,325	1,329
2.880% due 10/20/2005 (a)	10,660	10,747
3.630% due 05/19/2005 (a)	300	303
4.150% due 02/07/2005	10,445	10,522
5.250% due 05/16/2005	10,500	10,689
5.750% due 11/05/2004	2,910	2,919
6.125% due 09/15/2006	3,182	3,328
GP Canada Finance Co.
7.200% due 12/15/2006	200	214
HBOS Treasury Services PLC
1.710% due 07/29/2005 (a)	1,500	1,501
Household Finance Corp.
6.700% due 11/15/2005	10,500	10,943
Pemex Project Funding Master Trust
3.077% due 01/07/2005 (a)	3,300	3,302
Premium Asset Trust
1.900% due 10/06/2005 (a)	500	501
USAA Capital Corp.
7.050% due 11/08/2006	445	482
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	23,500	23,492
Vita Capital Ltd.
2.950% due 01/01/2007 (a)	3,000	3,019

		183,372

Industrials 3.6%

Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	2,500	2,594
Amoco Corp.
6.250% due 10/15/2004	1,000	1,001
AOL Time Warner, Inc.
5.625% due 05/01/2005	715	728
Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,500	3,872
ChevronTexaco Corp.
6.625% due 10/01/2004	1,000	1,000
Continental Cablevision, Inc.
8.875% due 09/15/2005	200	211
DaimlerChrysler North America Holding Corp.
2.342% due 09/10/2007 (a)	22,000	22,042
2.710% due 08/08/2006 (a)	400	404
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,130
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,274
Halliburton Co.
3.120% due 10/17/2005 (a)	8,750	8,829
HCA, Inc.
6.910% due 06/15/2005	3,000	3,069
ITT Corp.
6.750% due 11/15/2005	5,250	5,460
Kerr-McGee Corp.
5.375% due 04/15/2005	13,120	13,312
MCI, Inc.
5.908% due 05/01/2007	462	459
6.688% due 05/01/2009	462	446
7.735% due 05/01/2014	396	376
Merck & Co., Inc.
4.125% due 01/18/2005	1,175	1,181
MGM Mirage, Inc.
6.950% due 02/01/2005	4,707	4,790
Mirage Resorts, Inc.
6.625% due 02/01/2005	5,250	5,355
7.250% due 10/15/2006	1,500	1,601
News America Holdings
7.430% due 10/01/2026	18,500	21,290
Park Place Entertainment Corp.
7.875% due 12/15/2005	4,884	5,153
Petroleos Mexicanos
6.500% due 02/01/2005	5,250	5,331
Pioneer Natural Resources Co
8.875% due 04/15/2005	10,662	11,000
Procter & Gamble Co.
6.600% due 12/15/2004	1,000	1,009
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	1,500	1,551
TCI Communications, Inc.
7.610% due 10/04/2005	2,385	2,478
Time Warner, Inc.
7.750% due 06/15/2005	5,800	5,983
Tyco International Group S.A.
5.875% due 11/01/2004	6,680	6,698
6.375% due 06/15/2005	9,530	9,776
United Airlines, Inc.
2.020% due 03/02/2049 (a)(b)	8,454	6,936
Waste Management, Inc.
7.000% due 10/01/2004	500	500
Weyerhaeuser Co.
5.500% due 03/15/2005	2,483	2,516
Yum! Brands, Inc.
7.450% due 05/15/2005	2,302	2,367

		163,722

Utilities 3.8%

AEP Texas Central Co.
3.000% due 02/15/2005	3,200	3,206
Appalachian Power Co.
4.800% due 06/15/2005	10,330	10,472
BellSouth Corp.
4.119% due 04/26/2005 (a)	14,000	14,138
Dominion Resources, Inc.
2.011% due 05/15/2006 (a)	3,000	3,007
7.625% due 07/15/2005	6,885	7,150
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	8,450	8,494
3.600% due 06/01/2008	5,635	5,575
5.200% due 12/03/2007	1,150	1,154
Illinois Power Co.
6.750% due 03/15/2005	2,175	2,218
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,741
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	1,760	1,762
Pepco Holdings, Inc.
2.511% due 11/15/2004 (a)	5,000	4,999
3.750% due 02/15/2006	4,500	4,542
Potomac Electric Power Co.
6.500% due 09/15/2005	1,500	1,552
Qwest Corp.
6.625% due 09/15/2005	4,100	4,233
Reliant Energy Resources Corp.
8.125% due 07/15/2005	9,961	10,370
SBC Communications, Inc.
4.250% due 06/05/2021	22,030	22,295
Southern California Edison Co.
1.890% due 01/13/2006 (a)	2,500	2,511
Southwestern Electric Power
4.500% due 07/01/2005	3,385	3,429
Sprint Capital Corp.
7.900% due 03/15/2005 (a)	23,760	24,344
TXU Energy Co. LLC
2.370% due 01/17/2006 (a)	7,200	7,219
United Telephone Co. of Florida
7.250% due 12/15/2004	4,000	4,040
Vodafone Group PLC
7.625% due 02/15/2005	3,000	3,059

		172,510

Total Corporate Bonds & Notes (Cost $519,525)		519,604

MUNICIPAL BONDS & NOTES 0.1%

North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.950% due 06/01/2009 (a)	1,226	1,226
Virginia Public School Authority Revenue Bonds, (State Aid Withholding Insured), Series 2002
5.500% due 08/01/2010	3,000	3,403

Total Municipal Bonds & Notes (Cost $4,668)		4,629

U.S. GOVERNMENT AGENCIES 2.9%

Fannie Mae
1.470% due 10/03/2005 (a)	1,200	1,200
1.880% due 08/25/2043	995	994
1.990% due 08/25/2034 (a)	10,435	10,427
2.040% due 11/26/2032 (a)	6,204	6,185
2.290% due 10/25/2030 (a)	23	23
2.440% due 10/25/2017 (a)	930	939
3.000% due 02/01/2018 (a)	48	49
3.008% due 05/01/2021-04/01/2029 (a)(e)	547	556
3.066% due 01/01/2029 (a)	61	62
3.500% due 04/25/2017	5,567	5,591
3.564% due 08/01/2029 (a)	5,685	5,897
3.614% due 05/01/2036 (a)	31,189	31,871
3.625% due 10/01/2023	41	42
3.970% due 08/01/2026 (a)	50	52
4.099% due 05/01/2036 (a)	566	581
4.140% due 11/01/2025 (a)	60	61
4.411% due 07/01/2029 (a)	866	886
5.151% due 12/01/2040 (a)	2,517	2,590
5.463% due 01/01/2032 (a)	2,517	2,573
6.000% due 02/25/2008	75	76
6.500% due 05/01/2021-10/25/2042 (e)	3,399	3,381
7.000% due 01/01/2005-03/01/2013 (e)	125	133
9.055% due 06/25/2032 (a)	2,033	2,205
Federal Housing Administration
7.350% due 04/01/2019	810	815
7.430% due 09/01/2022	403	408
7.435% due 02/01/2019	332	335
Freddie Mac
1.665% due 11/07/2005 (a)	5,000	5,002
2.160% due 06/15/2031 (a)	1,285	1,290
2.212% due 12/15/2022 (a)	2	2
3.630% due 08/01/2017 (a)	198	200
6.500% due 11/15/2007-07/25/2043 (e)	972	895
7.000% due 05/15/2023 (c)	87	1
Government National Mortgage Association
2.278% due 02/16/2030 (a)	155	156
3.000% due 08/20/2029-02/20/2032 (a)(e)	14,401	14,470
3.250% due 03/20/2029-03/20/2030 (a)(e)	3,664	3,668
3.375% due 05/20/2021-05/20/2030 (a)(e)	17,686	17,905
4.000% due 02/20/2019 (a)	54	54

66  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
4.625% due 10/20/2017-10/20/2027 (a)(e)	$2,749	$2,795
4.750% due 07/20/2022-09/20/2027 (a)(e)	1,543	1,565
6.000% due 01/15/2032-03/15/2032 (e)	4,352	4,521
7.500% due 02/20/2030	553	584
8.000% due 07/15/2030-05/15/2032 (e)	634	692
8.500% due 06/20/2027	509	559
Small Business Administration
7.540% due 08/10/2009	487	539

Total U.S. Government Agencies (Cost $132,517)		132,830

U.S. TREASURY OBLIGATIONS 3.5%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (g)	120	128
3.500% due 01/15/2011	435	493
3.625% due 01/15/2008	67,672	74,236
3.875% due 01/15/2009	7,299	8,219
U.S. Treasury Notes
10.375% due 11/15/2009	50,000	50,527
11.750% due 02/15/2010	24,500	25,376

Total U.S. Treasury Obligations (Cost $160,393)		158,979

MORTGAGE-BACKED SECURITIES 4.7%

Ameriquest Mortgage Securities, Inc.
2.320% due 02/25/2034 (a)	2,019	2,013
Bank of America Mortgage Securities, Inc.
5.606% due 10/20/2032 (a)	5,274	5,352
6.332% due 07/25/2032 (a)	1,445	1,479
6.500% due 02/25/2033	3,616	3,669
Bear Stearns Adjustable Rate Mortgage Trust
2.120% due 02/25/2034 (a)	6,877	6,896
5.294% due 10/25/2032 (a)	464	467
Commercial Mortgage Pass-Through Certificates
1.940% due 11/15/2015 (a)	24,741	24,761
Countrywide Alternative Loan Trust
6.500% due 07/25/2032	165	165
Countrywide Home Loans, Inc.
2.110% due 04/25/2034 (a)	931	926
4.945% due 09/19/2032 (a)	1,574	1,585
5.700% due 03/19/2032 (a)	152	156
6.050% due 07/19/2031 (a)	71	74
Credit-Based Asset Servicing & Securitization LLC
2.180% due 01/25/2032 (a)	194	195
CS First Boston Mortgage Securities Corp.
1.850% due 03/25/2032 (a)	450	450
2.230% due 05/25/2032 (a)	2,341	2,338
2.390% due 08/25/2033 (a)	17,963	17,885
First Republic Mortgage Loan Trust
2.060% due 08/15/2032 (a)	26,856	26,871
2.110% due 11/15/2031 (a)	1,802	1,800
2.160% due 06/25/2030 (a)	2,236	2,236
Greenwich Capital Acceptance, Inc.
2.687% due 06/25/2024 (a)	75	76
GSR Mortgage Loan Trust
2.240% due 11/25/2031 (a)	12,898	12,940
Indymac Adjustable Rate Mortgage Trust
4.495% due 01/25/2032 (a)	22	22
6.576% due 01/25/2032 (a)	64	64
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,705	2,692
Mellon Residential Funding Corp.
2.200% due 12/15/2030 (a)	7,575	7,592
2.301% due 10/20/2029 (a)	9,747	9,309
Mortgage Capital Funding, Inc.
7.900% due 02/15/2006	290	306
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	784	799
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (c)	397,002	3,925
Sequoia Mortgage Trust
2.151% due 06/20/2032 (a)	636	635
2.161% due 07/20/2033 (a)	14,271	14,201
2.191% due 10/20/2027 (a)	12,553	12,597
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (a)	757	754
2.161% due 03/19/2033 (a)	9,687	9,709
Structured Asset Securities Corp.
2.000% due 08/25/2033 (a)	302	303
2.130% due 01/25/2033 (a)	6,712	6,707
2.340% due 07/25/2032 (a)	8,067	8,092
6.111% due 02/25/2032 (a)	1,207	1,215
6.150% due 07/25/2032 (a)	4,052	4,113
7.000% due 11/25/2031	158	161
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	415	425
Washington Mutual Mortgage Securities Corp.
2.780% due 06/25/2042 (a)	13,428	13,569
3.503% due 01/25/2041 (a)	333	335
5.410% due 02/25/2033 (a)	2,847	2,875
Washington Mutual, Inc.
5.149% due 10/25/2032 (a)	4,184	4,248

Total Mortgage-Backed Securities (Cost $217,580)		216,982

ASSET-BACKED SECURITIES 5.5%

Advanta Revolving Home Equity Loan Trust
2.210% due 01/25/2024 (a)	40	40
Ameriquest Mortgage Securities, Inc.
2.150% due 04/25/2032 (a)	464	464
2.250% due 02/25/2033 (a)	1,997	2,003
2.250% due 03/25/2033 (a)	1,491	1,496
Amortizing Residential Collateral Trust
2.130% due 07/25/2032 (a)	165	165
2.190% due 10/25/2031 (a)	2,037	2,042
Argent Securities, Inc.
2.020% due 09/25/2034 (a)	1,400	1,400
2.290% due 09/25/2033 (a)	2,921	2,932
Bear Stearns Asset-Backed Securities, Inc.
2.040% due 06/15/2043 (a)	273	274
2.170% due 10/25/2032 (a)	2,977	2,982
2.290% due 07/25/2033 (a)	8,418	8,437
Brazos Student Loan Finance Co.
2.570% due 06/01/2023 (a)	7,976	8,067
Centex Home Equity
2.100% due 04/25/2032 (a)	1,264	1,265
2.140% due 09/26/2033 (a)	5,336	5,345
Chase Credit Card Master Trust
1.810% due 07/16/2007 (a)	13,300	13,312
Chase Funding Loan Acquisition Trust
2.080% due 07/25/2030 (a)	2,136	2,139
2.190% due 07/25/2031 (a)	195	195
Chase Funding Mortgage Loan Asset-Backed Certificates
1.840% due 10/25/2030 (a)	330	330
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)	358	358
Citifinancial Mortgage Securities, Inc.
2.140% due 09/25/2032 (a)	678	679
2.140% due 01/25/2033 (a)	40	40
Conseco Finance Securitizations Corp.
7.350% due 10/15/2030	125	125
Countrywide Asset-Backed Certificates
1.980% due 11/25/2020 (a)	51	52
1.990% due 12/25/2034 (a)	1,000	1,000
2.080% due 12/25/2031 (a)	214	214
2.090% due 07/25/2018 (a)	636	636
2.210% due 05/25/2032 (a)	1,866	1,870
3.644% due 10/25/2017	8,033	8,047
Countrywide Home Equity Loan Trust
2.000% due 08/15/2025 (a)	170	170
CS First Boston Mortgage Securities Corp.
2.280% due 08/25/2032 (a)	1,524	1,528
Delta Funding Home Equity Loan Trust
2.170% due 09/15/2029 (a)	136	137
Equity One ABS, Inc.
2.140% due 04/25/2034 (a)	13,575	13,554
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.190% due 09/25/2032 (a)	22	22
2.820% due 02/25/2034 (a)	7,188	7,202
Fremont Home Loan Trust
2.180% due 02/25/2033 (a)	3,969	3,975
GMAC Mortgage Corp. Loan Trust
2.101% due 06/18/2027 (a)	304	305
GSAMP Trust
2.160% due 07/25/2032 (a)	713	717
HFC Home Equity Loan Asset-Backed Certificates
2.101% due 05/20/2031 (a)	612	612
2.161% due 10/20/2032 (a)	2,635	2,639
Home Equity Asset Trust
1.780% due 12/25/2034 (a)	1,274	1,274
2.030% due 06/25/2034 (a)	9,543	9,550
2.240% due 09/25/2033 (a)	416	417
2.250% due 03/25/2033 (a)	2,130	2,136
2.260% due 01/15/2034 (a)	2,526	2,534
2.300% due 05/25/2033 (a)	2,922	2,936
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	732	734
Irwin Home Equity Loan Trust
2.110% due 07/25/2032 (a)	2,087	2,089
2.130% due 06/25/2029 (a)	295	295
2.360% due 06/25/2028 (a)	4,165	4,180
Long Beach Mortgage Loan Trust
2.090% due 09/25/2031 (a)	190	189
2.120% due 11/25/2009 (a)	1,158	1,159
2.160% due 06/25/2033 (a)	4,307	4,314
2.190% due 03/25/2032 (a)	1,731	1,736
2.240% due 03/25/2033 (a)	2,852	2,858
Meritage Mortgage Loan Trust
1.980% due 01/25/2035 (a)	2,274	2,273
Merrill Lynch Mortgage Investors, Inc.
1.940% due 12/25/2034 (a)	1,460	1,461
2.160% due 05/25/2033 (a)	357	358
2.200% due 11/25/2033 (a)	859	861
MLCC Mortgage Investors, Inc.
2.140% due 03/15/2025 (a)	1,890	1,895
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.950% due 05/25/2033 (a)	145	145
1.980% due 08/25/2034 (a)	1,249	1,248
2.180% due 08/25/2033 (a)	9,043	9,059
Morgan Stanley Dean Witter Capital I, Inc.
2.140% due 09/25/2032 (a)	1,363	1,364
2.170% due 07/25/2032 (a)	402	403
2.210% due 07/25/2030 (a)	298	298
Morgan Stanley Warehouse Facilities
1.390% due 07/06/2005 (a)	22,000	21,985
New York City Tax Lien
5.590% due 09/10/2014	468	468
Ocwen Mortgage Loan Asset-Backed Certificates
2.150% due 10/25/2029 (a)	1,654	1,655
Option One Mortgage Loan Trust
1.950% due 05/25/2034 (a)	2,976	2,978
1.960% due 06/25/2033 (a)	90	91
2.110% due 06/25/2032 (a)	232	232
2.110% due 08/25/2032 (a)	1,819	1,822
Owens-Illinois, Inc.
4.450% due 04/01/2008 (a)	8,600	8,614
Quest Trust
2.400% due 06/25/2034 (a)	11,141	11,148

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  67

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
Renaissance Home Equity Loan Trust
2.280% due 08/25/2033 (a)		$4,892	$4,905
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)		5,322	5,326
1.940% due 08/25/2022 (a)		1,746	1,747
1.970% due 06/25/2018 (a)		2,768	2,770
2.170% due 12/25/2033 (a)		10,178	10,162
Residential Asset Securities Corp.
2.070% due 09/25/2031 (a)		1,839	1,841
2.140% due 01/25/2034 (a)		3,232	3,234
SACO I, Inc.
2.030% due 11/01/2034 (a)		2,500	2,500
Salomon Brothers Mortgage Securities VII, Inc.
2.140% due 03/25/2032 (a)		918	919
Saxon Asset Securities Trust
2.140% due 06/25/2033 (a)		1,035	1,037
2.240% due 12/25/2032 (a)		2,615	2,622
Sears Credit Account Master Trust
2.140% due 11/17/2009 (a)		3,900	3,906
5.250% due 10/16/2008		331	332
6.450% due 11/17/2009		4,775	4,882
Specialty Underwriting & Residential Finance
2.180% due 01/25/2034 (a)		3,191	3,195
Structured Asset Investment Loan Trust
1.940% due 04/25/2033 (a)		671	672
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006		498	510
Terwin Mortgage Trust
2.420% due 06/25/2033 (a)		1,606	1,607

Total Asset-Backed Securities (Cost $253,426)			253,696

SOVEREIGN ISSUES 1.6%

Republic of Brazil
2.062% due 04/15/2006 (a)		34,701	34,666
2.125% due 04/15/2009 (a)		22,320	21,915
2.125% due 04/15/2012 (a)		5,942	5,542
8.000% due 04/15/2014 (a)		516	514
10.000% due 01/16/2007		2,520	2,811
11.500% due 03/12/2008		2,600	3,009
Russian Federation
8.750% due 07/24/2005		5,150	5,376

Total Sovereign Issues (Cost $69,642)			73,833

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.7%

France Telecom S.A.
4.000% due 11/29/2005	EC	2,000	2,508
Tyco International Group S.A.
4.375% due 11/19/2004		12,130	15,132
United Kingdom Gilt
5.000% due 03/07/2008	BP	7,675	14,032

Total Foreign Currency-Denominated Issues (Cost $30,966)			31,672

SHORT-TERM INSTRUMENTS 72.6%

Certificates of Deposit 9.8%

Bank of America N.A.
1.640% due 11/10/2004		$93,600	93,600
Citibank New York N.A.
1.560% due 10/25/2004		46,000	46,000
1.640% due 11/08/2004		85,000	85,000
1.650% due 11/15/2004		5,000	5,000
1.710% due 11/29/2004		5,000	5,000
Dexia Bank New York N.A.
1.780% due 12/10/2004		74,500	74,227
Wells Fargo Bank N.A.
1.600% due 10/04/2004		94,500	94,500
1.650% due 10/07/2004		45,000	45,000

			448,327

Commercial Paper 56.6%

Altria Group, Inc.
1.800% due 10/29/2004		26,950	26,950
Bank of Ireland
1.900% due 12/31/2004		6,000	5,971
Comcast Corp.
1.940% due 11/15/2004		21,240	21,189
1.950% due 11/15/2004		6,000	5,985
Danske Corp.
1.785% due 12/16/2004		9,300	9,263
1.845% due 12/20/2004		106,900	106,448
1.850% due 12/27/2004		23,900	23,789
Delphi Corp.
1.841% due 11/02/2004		9,840	9,840
2.090% due 04/11/2005		3,600	3,559
Fannie Mae
1.010% due 12/01/2004		10,003	9,971
1.010% due 01/03/2005		57,077	56,790
1.010% due 01/04/2005		30,000	29,847
1.010% due 04/01/2005		27,671	27,377
1.180% due 11/01/2004		92,800	92,674
1.455% due 10/06/2004		79,600	79,584
1.526% due 10/20/2004		24,200	24,180
1.530% due 10/20/2004		39,200	39,168
1.550% due 10/27/2004		16,900	16,881
1.560% due 11/03/2004		55,800	55,716
1.594% due 12/01/2004		47,300	47,151
1.690% due 11/08/2004		46,700	46,617
1.730% due 10/08/2004		90,900	90,870
1.731% due 12/08/2004		23,900	23,815
1.739% due 12/08/2004		46,600	46,435
1.760% due 12/08/2004		46,600	46,435
2.073% due 12/01/2004		5,000	4,984
2.771% due 12/01/2004		18,171	18,114
Federal Home Loan Bank
1.439% due 10/08/2004		3,800	3,799
1.550% due 10/01/2004		431,300	431,300
1.652% due 11/26/2004		200	199
Ford Motor Credit Co.
2.520% due 04/07/2005		4,700	4,648
Freddie Mac
1.450% due 10/05/2004		29,600	29,595
1.520% due 10/13/2004		46,700	46,676
1.530% due 10/15/2004		34,800	34,779
1.540% due 10/18/2004		46,900	46,866
1.545% due 10/25/2004		174,500	174,319
1.545% due 11/12/2004		38,900	38,829
1.560% due 10/20/2004		46,400	46,362
1.570% due 11/15/2004		46,000	45,910
1.579% due 11/22/2004		46,000	45,895
1.890% due 03/07/2005		50	50
1.960% due 04/18/2005		25	25
General Motors Acceptance Corp.
2.362% due 03/21/2005		1,240	1,228
2.436% due 04/05/2005		6,700	6,627
2.495% due 04/05/2005		5,000	4,946
HBOS Treasury Services PLC
1.515% due 10/15/2004		25,000	24,985
1.520% due 10/15/2004		11,300	11,293
1.590% due 10/25/2004		50,000	49,947
1.635% due 11/22/2004		44,900	44,794
Rabobank USA Financial Corp.
1.860% due 10/01/2004		127,100	127,100
Republic of Italy
1.420% due 10/13/2004		18,000	17,991
Royal Bank of Scotland PLC
1.780% due 12/10/2004		119,100	118,664
TotalFinaElf Capital S.A.
1.880% due 10/01/2004		127,100	127,100
UBS Finance, Inc.
1.675% due 11/24/2004		2,000	1,995
1.690% due 11/29/2004		10,400	10,371
1.700% due 11/30/2004		500	498
1.835% due 12/22/2004		125,800	125,254
1.850% due 12/21/2004		400	398
1.940% due 01/25/2005		500	497

			2,592,543

Repurchase Agreement 1.0%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $45,888. Repurchase proceeds are $44,985.)		44,983	44,983

U.S. Treasury Bills 5.2%

1.538% due 12/02/2004-12/16/2004 (e)(f)(g)		237,940	236,991

Total Short-Term Instruments (Cost $3,323,399)			3,322,844

Total Investments 103.0% (Cost $4,712,116)			$4,715,069

Written Options (i) (0.1%) (Premiums $2,314)			(4,182)

Other Assets and Liabilities (Net) (2.9%)			(132,422)

Net Assets 100.0%			$4,578,465

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $3,738 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $2,779 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bobl 5-Year Note Long Futures	12/2004	429	$260
U.S. Treasury 10-Year Note Long Futures	12/2004	1,840	955
U.S. Treasury 5-Year Note Long Futures	12/2004	29	16

			$1,231

68  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	67,600	$456
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	123,800	739
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	297,000	699
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		$7,900	(334)
Lehman Brothers, Inc.	3-month LIBOR plus 1.150%	Receive	7.430%	10/01/2006		18,500	(1,180)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Receive	7.750%	06/15/2005		5,000	(171)

							$209

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	$2,920	$12
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,000	8
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	5,000	(13)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/21/2004	6,300	0
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	11,500	45
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	5,000	20
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	7,000	12
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,000	17
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	2,000	4
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	800	1
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	900	1
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	1,100	1
Merrill Lynch & Co., Inc.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.500%	01/16/2005	925	45
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	1,400	5
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	2,000	19
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	2,100	4
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	1,100	2

						$183

(i)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	$55,570	$1,089	$2,482
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	55,570	1,225	0
		Exercise Price
Call - OTC News America Holdings	Lehman Brothers, Inc.	$100		10/01/2006	18,500	0	1,700

						$2,314	$4,182

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$6,625	$7,258	$7,237
U.S. Treasury Note	4.250	08/15/2013	165,770	168,302	167,085

				$175,560	$174,322

(k)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3,921	10/2004	$0	$(138)	$(138)
Buy	EC	7,859	10/2004	150	0	150
Sell		17,410	10/2004	0	(505)	(505)

				$150	$(643)	$(493)

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  69

Schedule of Investments

Total Return Mortgage Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 91.9%

Fannie Mae
0.000% due 07/25/2022 (a)	$71	$60
1.910% due 08/25/2023 (b)	163	163
2.190% due 11/25/2032 (b)	362	364
2.211% due 04/18/2028 (b)	21	21
2.251% due 07/01/2011 (b)	2,254	2,267
2.672% due 05/01/2033 (b)	4,440	4,574
2.843% due 04/25/2023 (b)	9	10
2.865% due 07/01/2011 (b)	938	942
2.970% due 10/01/2011 (b)	932	916
3.913% due 10/01/2028 (b)	21	22
3.946% due 04/01/2007	1,628	1,559
5.000% due 09/01/2018-03/01/2034 (d)	64,849	65,498
5.171% due 11/01/2018 (b)	7	7
5.430% due 05/01/2023 (b)	52	53
5.500% due 05/01/2006-11/15/2034 (d)	62,973	63,794
5.558% due 08/01/2026 (b)	6	6
5.750% due 01/01/2021 (b)	28	29
6.000% due 11/15/2034	2,000	2,061
6.500% due 11/25/2022-08/01/2032 (d)	2,897	2,981
7.000% due 09/25/2023	7	8
7.500% due 06/01/2030-08/01/2031 (d)	903	968
7.750% due 08/25/2022	45	49
9.000% due 01/01/2020	53	60
Federal Housing Administration
5.022% due 10/25/2022	1,364	1,380
7.430% due 06/01/2019-06/01/2022 (d)	1,675	1,694
Freddie Mac
2.958% due 02/01/2018 (b)	106	106
3.500% due 12/15/2022	4	4
4.500% due 03/15/2021	7	7
5.000% due 06/01/2034-10/14/2034 (d)	13,739	13,606
5.500% due 12/01/2017-10/14/2034 (d)	9,572	9,869
5.900% due 11/01/2028 (b)	19	19
6.000% due 06/15/2008	71	71
6.036% due 05/01/2032 (b)	166	167
6.086% due 08/01/2025 (b)	29	30
6.500% due 12/15/2023-03/15/2024 (d)	132	137
6.673% due 07/01/2030 (b)	91	94
8.000% due 06/15/2026	66	70
Government National Mortgage Association
1.978% due 02/16/2032 (b)	1,808	1,809
2.028% due 08/16/2032 (b)	3,234	3,239
3.375% due 02/20/2017-03/20/2027 (b)(d)	94	95
3.500% due 02/20/2018 (b)	18	18
4.000% due 03/20/2016-03/20/2018 (b)(d)	185	189
4.625% due 12/20/2021-11/20/2023 (b)(d)	52	53
4.750% due 07/20/2022-08/20/2026 (b)(d)	131	133
5.000% due 07/15/2033	259	258
5.500% due 03/15/2033-10/21/2034 (b)(d)	22,305	22,723
7.500% due 05/15/2027-08/15/2027 (b)(d)	12	13

Total U.S. Government Agencies (Cost $201,884)		202,196

MORTGAGE-BACKED SECURITIES 11.2%

Ameriquest Mortgage Securities, Inc.
2.320% due 02/25/2034 (b)	1,561	1,556
Bank of America Mortgage Securities, Inc.
5.667% due 10/20/2032 (b)	238	241
Bank of America Structural Security Trust
2.250% due 10/11/2033 (b)	1,000	1,002
Banktrust Mortgage Trust
5.700% due 12/01/2023 (j)	331	277
Bear Stearns Commercial Mortgage Securities, Inc.
1.977% due 05/14/2016 (b)	2,000	2,000
Chevy Chase Funding LLC
1.372% due 01/25/2035 (b)	1,881	1,852
CS First Boston Mortgage Securities Corp.
2.590% due 11/25/2031 (b)	148	147
1.666% due 03/25/2032 (b)	472	467
1.727% due 03/25/2032 (b)	450	451
3.590% due 03/25/2033 (b)	169	169
1.886% due 08/25/2033 (b)	1,006	1,002
Indymac Index Mortgage Loan Trust
1.970% due 09/25/2034 (b)	2,987	2,985
Lehman Brothers Floating Rate Commercial Mortgage Trust
3.437% due 11/19/2012 (b)	781	782
Mellon Residential Funding Corp.
2.768% due 07/25/2029 (b)	70	70
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	124	126
Prime Mortgage Trust
5.000% due 02/25/2034 (b)	1,849	1,802
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,732	1,840
Sequoia Mortgage Trust
2.161% due 10/19/2026 (b)	1,924	1,924
2.191% due 10/20/2027 (b)	761	763
2.151% due 05/20/2032 (b)	636	635
2.111% due 08/20/2032 (b)	708	703
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (b)	1,135	1,131
Structured Asset Securities Corp.
6.250% due 04/25/2017	424	429
2.140% due 10/25/2027 (b)	922	923
2.320% due 03/25/2031 (b)	49	50
2.490% due 08/25/2032 (b)	427	413
2.130% due 01/25/2033 (b)	196	196
2.340% due 11/25/2033 (b)	589	585
Superannuation Members Home Loans Global Fund
2.135% due 06/15/2026 (b)	47	47
Washington Mutual Mortgage Securities Corp.
5.530% due 07/25/2032 (b)	164	165

Total Mortgage-Backed Securities (Cost $24,927)		24,733

ASSET-BACKED SECURITIES 13.3%

ACE Securities Corp.
2.180% due 06/25/2032 (b)	114	115
Ameriquest Mortgage Securities, Inc.
5.000% due 02/25/2006 (c)	47,081	2,093
2.150% due 05/25/2032 (b)	93	93
2.250% due 03/25/2033 (b)	601	602
Amortizing Residential Collateral Trust
2.190% due 10/25/2031 (b)	96	96
2.130% due 07/25/2032 (b)	331	331
Bear Stearns Asset Backed Securities, Inc.
2.130% due 10/25/2034 (b)	2,000	2,000
CDC Mortgage Capital Trust
2.130% due 08/25/2032 (b)	180	180
Centex Home Equity Loan Trust
2.140% due 01/25/2032 (b)	144	144
2.100% due 04/25/2032 (b)	219	219
2.120% due 03/25/2033 (b)	885	886
Chase Funding Loan Acquisition Trust
2.080% due 04/25/2031 (b)	93	93
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (b)	530	530
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,931
Countrywide Asset-Backed Certificates
1.400% due 11/25/2023 (b)	1,462	1,463
2.100% due 05/25/2032 (b)	111	112
Credit-Based Asset Servicing and Securitization
2.160% due 06/25/2032 (b)	288	288
CS First Boston Mortgage Securities Corp.
2.280% due 08/25/2032 (b)	438	439
EMC Mortgage Loan Trust
2.590% due 08/25/2040 (b)	957	965
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (b)	1,693	1,697
Fremont Home Loan Trust
2.180% due 02/25/2033 (b)	1,133	1,135
Home Equity Asset Trust
2.140% due 11/25/2032 (b)	175	175
Household Mortgage Loan Trust
2.111% due 05/20/2032 (b)	261	262
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (b)	174	174
Long Beach Mortgage Loan Trust
2.160% due 05/25/2032 (b)	289	289
MLCC Mortgage Investors, Inc.
2.140% due 03/15/2025 (b)	109	109
MMCA Automobile Trust
3.670% due 07/17/2006 (b)	382	383
Morgan Stanley Dean Witter Capital I, Inc.
2.210% due 07/25/2030 (b)	40	40
2.170% due 07/25/2032 (b)	268	269
2.260% due 11/25/2032 (b)	661	663
Quest Trust
1.851% due 06/25/2034 (b)	1,712	1,713
Renaissance Home Equity Loan Trust
2.220% due 12/25/2032 (b)	835	833
2.280% due 08/25/2033 (b)	1,931	1,936
Residential Asset Mortgage Products, Inc.
1.641% due 04/25/2034 (b)	1,375	1,382
Sears Credit Account Master Trust
1.860% due 02/18/2009 (b)	2,000	2,001
Specialty Underwriting & Residential Finance
2.180% due 01/25/2034 (b)	1,348	1,350
Structured Asset Investment Loan Trust
1.970% due 07/25/2033 (b)	126	126
Structured Asset Securities Corp.
1.940% due 04/25/2033 (b)	138	138
Terwin Mortgage Trust
2.420% due 09/25/2033 (b)	407	407
1.960% due 03/25/2035 (b)	1,555	1,556

Total Asset-Backed Securities (Cost $29,353)		29,218

SHORT-TERM INSTRUMENTS 39.9%

Commercial Paper 39.2%

ABN AMRO North America
1.945% due 01/31/2005	6,000	5,960
Anz (Delaware), Inc.
1.640% due 11/18/2004	1,800	1,796
ASB Bank Ltd.
1.850% due 12/15/2004	400	398
Bank of Ireland
1.590% due 10/18/2004	5,900	5,896
Barclays U.S. Funding Corp.
1.750% due 11/15/2004	2,800	2,794
1.800% due 12/08/2004	2,200	2,192

70  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
CBA (de) Finance
1.565% due 10/25/2004	$5,700	$5,694
1.890% due 12/29/2004	500	498
Danske Corp.
1.480% due 10/06/2004	300	300
1.520% due 10/18/2004	3,300	3,298
1.580% due 10/29/2004	1,400	1,398
1.655% due 11/22/2004	100	100
1.685% due 11/29/2004	900	897
1.785% due 12/16/2004	100	100
Den Norske Bank ASA
1.725% due 12/03/2004	1,300	1,296
1.840% due 12/23/2004	200	199
1.950% due 01/27/2005	700	695
Dexia Delaware LLC
1.560% due 10/25/2004	5,700	5,694
1.830% due 12/20/2004	800	797
Fannie Mae
1.625% due 11/17/2004	1,800	1,796
1.660% due 11/24/2004	2,200	2,194
1.800% due 11/29/2004	500	498
1.819% due 12/22/2004	1,400	1,394
Federal Home Loan Bank
1.749% due 12/10/2004	200	199
ForeningsSparbanken AB
1.785% due 12/07/2004	300	299
General Electric Capital Corp.
1.800% due 12/16/2004	3,800	3,785
HBOS Treasury Services PLC
1.640% due 10/26/2004	400	400
1.655% due 11/18/2004	300	299
1.820% due 12/14/2004	3,700	3,686
ING U.S. Funding LLC
1.790% due 12/10/2004	6,000	5,978
Royal Bank of Scotland PLC
1.540% due 10/19/2004	400	400
1.555% due 10/25/2004	5,700	5,694
1.630% due 10/25/2004	200	200
1.600% due 10/29/2004	100	100
1.630% due 11/03/2004	100	100
Spintab AB
1.615% due 11/01/2004	500	499
1.710% due 12/03/2004	600	598
1.960% due 01/26/2005	300	298
Stadshypoket Delaware, Inc.
1.610% due 11/09/2004	1,800	1,797
Svenska Handelsbanken, Inc.
1.615% due 10/29/2004	3,800	3,795
1.685% due 11/22/2004	2,700	2,693
UBS Finance, Inc.
1.665% due 11/23/2004	5,900	5,886
1.690% due 11/29/2004	600	598
1.940% due 01/25/2005	100	99
Westpac Trust Securities NZ Ltd.
1.665% due 11/23/2004	100	100
1.690% due 11/26/2004	2,800	2,793

		86,180

Repurchase Agreement 0.2%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.875% due 02/15/2005 valued at $591. Repurchase proceeds are $577.)	577	577

U.S. Treasury Bills 0.5%

1.346% due 12/16/2004 (e)(f)	1,060	1,056

Total Short-Term Instruments (Cost $87,818)		87,813

Total Investments 156.3% (Cost $343,982)		$343,960

Written Options (h) (0.1%) (Premiums $352)		(186)

Other Assets and Liabilities (Net) (56.2%)		(123,736)

Net Assets 100.0%		$220,038

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Variable rate security.
(c)	Interest only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $747 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(f)	Securities with an aggregate market value of $309 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note Long Futures	12/2004	20	$14

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  71

Schedule of Investments (Cont.)

Total Return Mortgage Fund

September 30, 2004 (Unaudited)

(g)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2006	$39,400	$97
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	1,600	15
Lehman Brothers, Inc.	3-month LIBOR with 6.940% interest rate cap	Receive	Premium amount of $119	07/01/2011	3,000	(66)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	9,500	99
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Receive Interest and Paydown	Initial exchange amount of $900	09/18/2027	3,000	(16)

						$129

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$3,100	$0

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	140	$63	$46

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$10,000	$168	$116
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	10,000	121	24

						$289	$140

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(i)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	11/15/2034	$4,000	$3,939	$3,938
Fannie Mae	6.000	11/15/2034	4,000	4,122	4,121

				$8,061	$8,059

(j)	The aggregate value of fair valued securities is $277, which is 0.13% of net assets, which have not been valued utilizing an independent quote and pursuant to guidelines established by the Board of Trustees.

72  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

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09.30.04  |  PIMCO Bond Funds Semi-Annual Report  73

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Diversified Income Fund

Class A
09/30/2004 +	$10.84	$0.25	$0.03	$0.28	$(0.26)	$0.00	$0.00
07/31/2003 - 03/31/2004	10.00	0.27	0.88	1.15	(0.30)	(0.01)	0.00
Class B
09/30/2004 +	10.84	0.21	0.03	0.24	(0.22)	0.00	0.00
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)	0.00
Class C
09/30/2004 +	10.84	0.21	0.03	0.24	(0.22)	0.00	0.00
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)	0.00

Emerging Markets Bond Fund

Class A
09/30/2004 +	$10.73	$0.20	$0.06	$0.26	$(0.22)	$0.00	$0.00
03/31/2004	10.05	0.44	1.82	2.26	(0.50)	(1.08)	0.00
03/31/2003	9.60	0.59	0.77	1.36	(0.66)	(0.25)	0.00
03/31/2002	8.40	0.68	1.76	2.44	(0.74)	(0.50)	0.00
03/31/2001	8.61	0.77	0.21	0.98	(0.79)	(0.40)	0.00
03/31/2000	7.51	0.84	1.10	1.94	(0.84)	0.00	0.00
Class B
09/30/2004 +	10.73	0.16	0.06	0.22	(0.18)	0.00	0.00
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)	0.00
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)	0.00
03/31/2002	8.40	0.63	1.75	2.38	(0.68)	(0.50)	0.00
03/31/2001	8.61	0.73	0.19	0.92	(0.73)	(0.40)	0.00
03/31/2000	7.51	0.77	1.11	1.88	(0.78)	0.00	0.00
Class C
09/30/2004 +	10.73	0.16	0.06	0.22	(0.18)	0.00	0.00
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)	0.00
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)	0.00
03/31/2002	8.40	0.60	1.78	2.38	(0.68)	(0.50)	0.00
03/31/2001	8.61	0.72	0.21	0.93	(0.74)	(0.40)	0.00
03/31/2000	7.51	0.78	1.10	1.88	(0.78)	0.00	0.00

Floating Income Fund

Class A
07/30/2004 - 09/30/2004 +	$10.00	$0.02	$0.07	$0.09	$(0.03)	$0.00	$0.00
Class C
09/30/2004 - 09/30/2004 +	10.06	0.00	0.00	0.00	0.00	0.00	0.00

Foreign Bond Fund (Unhedged)

Class A
07/30/2004 - 09/30/2004 +	$9.96	$0.02	$0.37	$0.39	$(0.02)	$0.00	$0.00
Class C
07/30/2004 - 09/30/2004 +	9.96	0.01	0.37	0.39	(0.01)	0.00	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)

Class A
09/30/2004 +	$10.52	$0.13	$0.00	$0.13	$(0.12)	$0.00	$0.00
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)	0.00
03/31/2003	10.39	0.42	0.50	0.92	(0.24)	(0.25)	(0.12)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)	0.00
03/31/2001	10.03	0.54	0.50	1.04	(0.54)	(0.21)	0.00
03/31/2000	10.63	0.58	(0.44)	0.14	(0.59)	(0.15)	0.00

74  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
Diversified Income Fund

Class A
09/30/2004 +	$(0.26)	$10.86	2.67%	$31,174	1.20	%*	4.69	%*	30%
07/31/2003 - 03/31/2004	(0.31)	10.84	11.66	25,013	1.20	*(b)	3.94	*	33
Class B
09/30/2004 +	(0.22)	10.86	2.29	8,272	1.95	*	3.94	*	30
07/31/2003 - 03/31/2004	(0.26)	10.84	11.14	4,819	1.95	*(f)	3.28	*	33
Class C
09/30/2004 +	(0.22)	10.86	2.29	29,578	1.95	*	3.95	*	30
07/31/2003 - 03/31/2004	(0.26)	10.84	11.12	22,192	1.95	*(f)	3.22	*	33

Emerging Markets Bond Fund

Class A
09/30/2004 +	$(0.22)	$10.77	2.58%	$225,487	1.25	%*	3.93	%*	236%
03/31/2004	(1.58)	10.73	23.34	258,444	1.25		4.08		461
03/31/2003	(0.91)	10.05	15.65	90,079	1.27	(c)	6.45		388
03/31/2002	(1.24)	9.60	30.88	15,589	1.27	(c)	7.33		620
03/31/2001	(1.19)	8.40	12.46	1,143	1.34	(c)	9.08		902
03/31/2000	(0.84)	8.61	27.39	316	1.29	(c)	10.59		328
Class B
09/30/2004 +	(0.18)	10.77	2.19	67,204	2.00	*	3.16	*	236
03/31/2004	(1.49)	10.73	22.43	72,425	2.00		3.39		461
03/31/2003	(0.84)	10.05	14.79	38,002	2.02	(d)	5.78		388
03/31/2002	(1.18)	9.60	29.93	10,844	2.04	(d)	6.87		620
03/31/2001	(1.13)	8.40	11.59	1,620	2.09	(d)	8.58		902
03/31/2000	(0.78)	8.61	26.43	1,168	2.04	(d)	9.57		328
Class C
09/30/2004 +	(0.18)	10.77	2.20	124,418	2.00	*	3.17	*	236
03/31/2004	(1.49)	10.73	22.42	142,161	2.00		3.33		461
03/31/2003	(0.84)	10.05	14.78	52,168	2.02	(d)	5.74		388
03/31/2002	(1.18)	9.60	29.91	12,580	2.00		6.46		620
03/31/2001	(1.14)	8.40	11.74	792	2.08	(d)	8.52		902
03/31/2000	(0.78)	8.61	26.49	249	2.04	(d)	9.87		328

Floating Income Fund

Class A
07/30/2004 - 09/30/2004 +	$(0.03)	$10.06	0.94%	$39,501	0.95	%*	1.31	%*	1%
Class C
09/30/2004 - 09/30/2004 +	0.00	10.06	N/A	10	N/A		N/A		1

Foreign Bond Fund (Unhedged)

Class A
07/30/2004 - 09/30/2004 +	$(0.02)	$10.33	3.91%	$5,285	0.95	%*	1.10	%*	181%
Class C
07/30/2004 - 09/30/2004 +	(0.01)	10.33	3.81	9,112	1.70	*	0.75	*	181

Foreign Bond Fund (U.S. Dollar-Hedged)

Class A
09/30/2004 +	$(0.12)	$10.53	1.23%	$268,049	0.95	%*	2.47	%*	250%
03/31/2004	(0.49)	10.52	3.00	245,270	0.96	(e)	2.84		711
03/31/2003	(0.61)	10.70	9.10	206,753	0.95		3.93		589
03/31/2002	(0.45)	10.39	5.21	112,047	0.96	(e)	4.11		434
03/31/2001	(0.75)	10.32	10.82	84,631	0.99	(e)	5.28		417
03/31/2000	(0.74)	10.03	1.50	54,299	1.19	(e)	5.69		330

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(d)	Ratio of expenses to average net assets excluding interest expense is 2.00%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  75

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Foreign Bond Fund (U.S. Dollar-Hedged)(Cont.)
Class B
09/30/2004 +	$10.52	$0.09	$0.00	$0.09	$(0.08)	$0.00	$0.00
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)	0.00
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)	(0.10)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)	0.00
03/31/2001	10.03	0.46	0.50	0.96	(0.46)	(0.21)	0.00
03/31/2000	10.63	0.50	(0.44)	0.06	(0.51)	(0.15)	0.00
Class C
09/30/2004 +	10.52	0.09	0.00	0.09	(0.08)	0.00	0.00
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)	0.00
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)	(0.10)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)	0.00
03/31/2001	10.03	0.46	0.50	0.96	(0.46)	(0.21)	0.00
03/31/2000	10.63	0.50	(0.44)	0.06	(0.51)	(0.15)	0.00

Global Bond Fund (U.S. Dollar-Hedged)
Class A
09/30/2004 +	$10.03	$0.11	$0.00	$0.11	$(0.11)	$0.00	$0.00
03/31/2004	10.10	0.25	0.10	0.35	(0.25)	(0.17)	0.00
03/31/2003	9.42	0.38	0.66	1.04	(0.36)	0.00	0.00
03/31/2002	9.61	0.39	0.12	0.51	(0.39)	(0.31)	0.00
03/31/2001	9.41	0.52	0.50	1.02	(0.52)	(0.30)	0.00
03/31/2000	9.89	0.52	(0.46)	0.06	(0.52)	(0.02)	0.00
Class B
09/30/2004 +	10.03	0.07	0.00	0.07	(0.07)	0.00	0.00
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)	0.00
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00	0.00
03/31/2002	9.61	0.33	0.11	0.44	(0.32)	(0.31)	0.00
03/31/2001	9.41	0.45	0.50	0.95	(0.45)	(0.30)	0.00
03/31/2000	9.89	0.45	(0.46)	(0.01)	(0.45)	(0.02)	0.00
Class C
09/30/2004 +	10.03	0.07	0.00	0.07	(0.07)	0.00	0.00
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)	0.00
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00	0.00
03/31/2002	9.61	0.33	0.11	0.44	(0.32)	(0.31)	0.00
03/31/2001	9.41	0.45	0.50	0.95	(0.45)	(0.30)	0.00
03/31/2000	9.89	0.45	(0.46)	(0.01)	(0.45)	(0.02)	0.00

GNMA Fund
Class A
09/30/2004 +	$11.09	$0.08	$0.06	$0.14	$(0.10)	$0.00	$0.00
03/31/2004	11.05	0.10	0.31	0.41	(0.25)	(0.12)	0.00
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)	0.00
03/31/2002	10.44	0.25	0.56	0.81	(0.46)	(0.12)	0.00
11/30/2000 - 03/31/2001	10.13	0.21	0.31	0.52	(0.21)	0.00	0.00
Class B
09/30/2004 +	11.09	0.04	0.06	0.10	(0.06)	0.00	0.00
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)	0.00
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)	0.00
05/31/2001 - 03/31/2002	10.43	0.12	0.51	0.63	(0.27)	(0.12)	0.00
Class C
09/30/2004 +	11.09	0.04	0.06	0.10	(0.06)	0.00	0.00
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)	0.00
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)	0.00
05/31/2001 - 03/31/2002	10.43	0.13	0.50	0.63	(0.27)	(0.12)	0.00

76  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
Foreign Bond Fund (U.S. Dollar-Hedged)(Cont.)

Class B
09/30/2004 +	$(0.08)	$10.53	0.85%	$48,323	1.70	%*	1.73	%*	250%
03/31/2004	(0.41)	10.52	2.22	54,588	1.71	(c)	2.10		711
03/31/2003	(0.54)	10.70	8.36	54,571	1.70		3.21		589
03/31/2002	(0.38)	10.39	4.42	34,602	1.71	(c)	3.38		434
03/31/2001	(0.67)	10.32	9.94	28,747	1.74	(c)	4.57		417
03/31/2000	(0.66)	10.03	0.72	24,402	1.91	(c)	4.94		330
Class C
09/30/2004 +	(0.08)	10.53	0.85	102,961	1.70	*	1.73	*	250
03/31/2004	(0.41)	10.52	2.22	110,838	1.71	(c)	2.09		711
03/31/2003	(0.54)	10.70	8.33	94,504	1.70		3.17		589
03/31/2002	(0.38)	10.39	4.42	47,725	1.71	(c)	3.37		434
03/31/2001	(0.67)	10.32	9.96	35,337	1.74	(c)	4.57		417
03/31/2000	(0.66)	10.03	0.73	30,214	1.91	(c)	4.95		330

Global Bond Fund (U.S. Dollar-Hedged)

Class A
09/30/2004 +	$(0.11)	$10.03	1.07%	$30,535	0.95	%*	2.25	%*	123%
03/31/2004	(0.42)	10.03	3.57	26,272	0.96	(b)	2.57		577
03/31/2003	(0.36)	10.10	11.25	21,667	0.97	(b)	3.83		413
03/31/2002	(0.70)	9.42	5.42	5,262	0.96	(b)	4.11		373
03/31/2001	(0.82)	9.61	11.43	2,747	0.98	(b)	5.46		422
03/31/2000	(0.54)	9.41	0.71	2,279	0.98	(b)	5.43		290
Class B
09/30/2004 +	(0.07)	10.03	0.69	10,807	1.70	*	1.50	*	123
03/31/2004	(0.34)	10.03	2.79	12,916	1.71	(c)	1.83		577
03/31/2003	(0.29)	10.10	10.42	13,538	1.72	(c)	3.26		413
03/31/2002	(0.63)	9.42	4.63	6,586	1.71	(c)	3.43		373
03/31/2001	(0.75)	9.61	10.60	5,243	1.73	(c)	4.73		422
03/31/2000	(0.47)	9.41	(0.05)	4,590	1.73	(c)	4.68		290
Class C
09/30/2004 +	(0.07)	10.03	0.69	18,283	1.70	*	1.50	*	123
03/31/2004	(0.34)	10.03	2.79	19,194	1.71	(c)	1.82		577
03/31/2003	(0.29)	10.10	10.42	18,317	1.72	(c)	3.23		413
03/31/2002	(0.63)	9.42	4.63	6,890	1.71	(c)	3.41		373
03/31/2001	(0.75)	9.61	10.60	5,208	1.73	(c)	4.75		422
03/31/2000	(0.47)	9.41	(0.05)	5,254	1.73	(c)	4.67		290

GNMA Fund

Class A
09/30/2004 +	$(0.10)	$11.13	1.31%	$77,208	0.90	%*	1.46	%*	565%
03/31/2004	(0.37)	11.09	3.75	77,650	0.92	(g)	0.94		1409
03/31/2003	(0.48)	11.05	8.17	92,680	0.95	(i)	1.69		763
03/31/2002	(0.58)	10.67	7.92	31,836	1.01	(d)	2.32		1292
11/30/2000 - 03/31/2001	(0.21)	10.44	5.68	11	0.65	*(f)	6.11	*	808
Class B
09/30/2004 +	(0.06)	11.13	0.93	49,601	1.65	*	0.70	*	565
03/31/2004	(0.29)	11.09	2.98	54,895	1.67	(h)	0.18		1409
03/31/2003	(0.40)	11.05	7.35	68,749	1.70	(i)	0.92		763
05/31/2001 - 03/31/2002	(0.39)	10.67	6.62	13,063	1.76	*(e)	1.41	*	1292
Class C
09/30/2004 +	(0.06)	11.13	0.93	53,533	1.65	*	0.70	*	565
03/31/2004	(0.29)	11.09	2.99	62,603	1.67	(h)	0.20		1409
03/31/2003	(0.40)	11.05	7.35	89,530	1.70	(i)	0.93		763
05/31/2001 - 03/31/2002	(0.39)	10.67	6.66	17,521	1.76	*(e)	1.45	*	1292

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.70%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.75%.
(f)	The accrual of expenses reflect Advisory fees of 0.25% and Administrative fees of 0.40%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(h)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(i)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  77

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
High Yield Fund

Class A
09/30/2004 +	$9.69	$0.32	$0.04	$0.36	$(0.32)	$0.00	$0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00	0.00
03/31/2002	9.88	0.74	(0.68)	0.06	(0.75)	0.00	0.00
03/31/2001	10.22	0.87	(0.34)	0.53	(0.87)	0.00	0.00
03/31/2000	11.23	0.89	(1.01)	(0.12)	(0.89)	0.00	0.00
Class B
09/30/2004 +	9.69	0.28	0.05	0.33	(0.29)	0.00	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00	0.00
03/31/2002	9.88	0.68	(0.69)	(0.01)	(0.68)	0.00	0.00
03/31/2001	10.22	0.79	(0.33)	0.46	(0.80)	0.00	0.00
03/31/2000	11.23	0.81	(1.01)	(0.20)	(0.81)	0.00	0.00
Class C
09/30/2004 +	9.69	0.28	0.05	0.33	(0.29)	0.00	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00	0.00
03/31/2002	9.88	0.67	(0.68)	(0.01)	(0.68)	0.00	0.00
03/31/2001	10.22	0.79	(0.33)	0.46	(0.80)	0.00	0.00
03/31/2000	11.23	0.81	(1.01)	(0.20)	(0.81)	0.00	0.00

Investment Grade Corporate Bond Fund

Class A
07/30/2004 - 09/30/2004 +	$10.47	$0.06	$0.27	$0.33	$(0.07)	$0.00	$0.00
Class C
07/30/2004 - 09/30/2004 +	10.47	0.05	0.26	0.31	(0.05)	0.00	0.00

Long-Term U.S. Government Fund

Class A
09/30/2004 +	$11.35	$0.16	$(0.17)	$(0.01)	$(0.16)	$0.00	$0.00
03/31/2004	11.12	0.36	0.46	0.82	(0.37)	(0.22)	0.00
03/31/2003	9.96	0.43	1.64	2.07	(0.44)	(0.47)	0.00
03/31/2002	10.65	0.62	(0.39)	0.23	(0.62)	(0.30)	0.00
03/31/2001	9.79	0.34	1.09	1.43	(0.57)	0.00	0.00
03/31/2000	10.30	0.58	(0.51)	0.07	(0.58)	0.00	0.00
Class B
09/30/2004 +	11.35	0.12	(0.17)	(0.05)	(0.12)	0.00	0.00
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)	0.00
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)	0.00
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)	0.00
03/31/2001	9.79	0.65	0.71	1.36	(0.50)	0.00	0.00
03/31/2000	10.30	0.50	(0.50)	0.00	(0.51)	0.00	0.00
Class C
09/30/2004 +	11.35	0.12	(0.17)	(0.05)	(0.12)	0.00	0.00
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)	0.00
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)	0.00
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)	0.00
03/31/2001	9.79	0.92	0.44	1.36	(0.50)	0.00	0.00
03/31/2000	10.30	0.51	(0.51)	0.00	(0.51)	0.00	0.00

Low Duration Fund

Class A
09/30/2004 +	$10.31	$0.07	$(0.03)	$0.04	$(0.08)	$0.00	$0.00
03/31/2004	10.33	0.16	0.07	0.23	(0.20)	(0.05)	0.00
03/31/2003	10.06	0.30	0.45	0.75	(0.34)	(0.14)	0.00
03/31/2002	10.03	0.46	0.07	0.53	(0.49)	(0.01)	0.00
03/31/2001	9.81	0.60	0.25	0.85	(0.63)	0.00	0.00
03/31/2000	10.10	0.59	(0.29)	0.30	(0.59)	0.00	0.00

78  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
High Yield Fund

Class A
09/30/2004 +	$(0.32)	$9.73	3.85%	$1,133,518	0.90	%*	6.67	%*	36%
03/31/2004	(0.65)	9.69	16.62	1,252,991	0.90		6.76		105
03/31/2003	(0.71)	8.90	5.18	960,993	0.90		7.99		129
03/31/2002	(0.75)	9.19	0.67	539,679	0.90		7.81		96
03/31/2001	(0.87)	9.88	5.44	262,572	0.90		8.60		53
03/31/2000	(0.89)	10.22	(1.15)	187,039	0.90		8.23		39
Class B
09/30/2004 +	(0.29)	9.73	3.47	713,768	1.65	*	5.91	*	36
03/31/2004	(0.58)	9.69	15.76	771,174	1.65		6.02		105
03/31/2003	(0.64)	8.90	4.40	577,476	1.65		7.27		129
03/31/2002	(0.68)	9.19	(0.07)	447,674	1.65		7.13		96
03/31/2001	(0.80)	9.88	4.66	327,367	1.65		7.89		53
03/31/2000	(0.81)	10.22	(1.89)	303,333	1.65		7.48		39
Class C
09/30/2004 +	(0.29)	9.73	3.47	1,041,087	1.65	*	5.92	*	36
03/31/2004	(0.58)	9.69	15.76	1,159,797	1.65		6.01		105
03/31/2003	(0.64)	8.90	4.39	831,310	1.65		7.26		129
03/31/2002	(0.68)	9.19	(0.07)	537,595	1.65		7.12		96
03/31/2001	(0.80)	9.88	4.66	373,530	1.65		7.89		53
03/31/2000	(0.81)	10.22	(1.89)	341,953	1.65		7.49		39

Investment Grade Corporate Bond Fund

Class A
07/30/2004 - 09/30/2004 +	$(0.07)	$10.73	3.46%	$176	0.90	%*	3.32	%*	23%
Class C
07/30/2004 - 09/30/2004 +	(0.05)	10.73	3.26	37	1.65	*	2.82	*	23

Long-Term U.S. Government Fund

Class A
09/30/2004 +	$(0.16)	$11.18	(0.03)%	$127,986	0.90	%*	2.89	%*	135%
03/31/2004	(0.59)	11.35	7.69	138,097	0.91	(b)	3.21		588
03/31/2003	(0.91)	11.12	21.25	155,096	0.90		3.99		427
03/31/2002	(0.92)	9.96	2.11	110,780	0.92	(b)	5.93		682
03/31/2001	(0.57)	10.65	15.07	79,477	0.97	(b)	3.39		1046
03/31/2000	(0.58)	9.79	0.86	42,773	0.99	(b)	5.93		320
Class B
09/30/2004 +	(0.12)	11.18	(0.40)	68,299	1.65	*	2.15	*	135
03/31/2004	(0.51)	11.35	6.89	83,819	1.66	(c)	2.47		588
03/31/2003	(0.82)	11.12	20.35	114,830	1.65		3.18		427
03/31/2002	(0.84)	9.96	1.35	67,302	1.67	(c)	5.18		682
03/31/2001	(0.50)	10.65	14.22	54,374	1.70	(c)	6.43		1046
03/31/2000	(0.51)	9.79	0.11	34,301	1.72	(c)	5.13		320
Class C
09/30/2004 +	(0.12)	11.18	(0.40)	42,001	1.65	*	2.15	*	135
03/31/2004	(0.51)	11.35	6.89	49,262	1.66	(c)	2.47		588
03/31/2003	(0.82)	11.12	20.35	65,379	1.65		3.17		427
03/31/2002	(0.84)	9.96	1.33	41,830	1.67	(c)	5.18		682
03/31/2001	(0.50)	10.65	14.24	35,675	1.71	(c)	9.04		1046
03/31/2000	(0.51)	9.79	0.11	20,955	1.71	(c)	5.13		320

Low Duration Fund

Class A
09/30/2004 +	$(0.08)	$10.27	0.41%	$2,043,233	0.90	%*	1.43	%*	75%
03/31/2004	(0.25)	10.31	2.26	2,093,152	0.90		1.53		247
03/31/2003	(0.48)	10.33	7.56	1,987,140	0.90		2.88		218
03/31/2002	(0.50)	10.06	5.41	829,238	0.90		4.47		569
03/31/2001	(0.63)	10.03	8.93	273,994	0.96	(b)	6.07		348
03/31/2000	(0.59)	9.81	3.07	235,413	0.98	(b)	5.91		82

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  79

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Low Duration Fund (Cont.)

Class B
09/30/2004 +	$10.31	$0.03	$(0.03)	$0.00	$(0.04)	$0.00	$0.00
03/31/2004	10.33	0.08	0.08	0.16	(0.13)	(0.05)	0.00
03/31/2003	10.06	0.22	0.45	0.67	(0.26)	(0.14)	0.00
03/31/2002	10.03	0.39	0.06	0.45	(0.41)	(0.01)	0.00
03/31/2001	9.81	0.53	0.24	0.77	(0.55)	0.00	0.00
03/31/2000	10.10	0.51	(0.29)	0.22	(0.51)	0.00	0.00

Class C
09/30/2004 +	10.31	0.05	(0.03)	0.02	(0.06)	0.00	0.00
03/31/2004	10.33	0.11	0.07	0.18	(0.15)	(0.05)	0.00
03/31/2003	10.06	0.24	0.46	0.70	(0.29)	(0.14)	0.00
03/31/2002	10.03	0.40	0.08	0.48	(0.44)	(0.01)	0.00
03/31/2001	9.81	0.55	0.25	0.80	(0.58)	0.00	0.00
03/31/2000	10.10	0.54	(0.29)	0.25	(0.54)	0.00	0.00

Money Market Fund

Class A
09/30/2004 +	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00	0.00
03/31/2000	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00
Class B
09/30/2004 +	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2002	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00
03/31/2001	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00
03/31/2000	1.00	0.04	0.00	0.04	(0.04)	0.00	0.00
Class C
09/30/2004 +	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00	0.00
03/31/2000	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00

Short-Term Fund

Class A
09/30/2004 +	$10.07	$0.05	$(0.02)	$0.03	$(0.05)	$0.00	$0.00
03/31/2004	10.04	0.11	0.06	0.17	(0.13)	(0.01)	0.00
03/31/2003	10.00	0.25	0.06	0.31	(0.25)	(0.02)	0.00
03/31/2002	10.03	0.31	0.06	0.37	(0.38)	(0.02)	0.00
03/31/2001	9.95	0.60	0.10	0.70	(0.60)	(0.02)	0.00
03/31/2000	10.03	0.55	(0.09)	0.46	(0.54)	0.00	0.00
Class B
09/30/2004 +	10.07	0.01	(0.02)	(0.01)	(0.01)	0.00	0.00
03/31/2004	10.04	0.03	0.06	0.09	(0.05)	(0.01)	0.00
03/31/2003	10.00	0.17	0.07	0.24	(0.18)	(0.02)	0.00
03/31/2002	10.03	0.28	0.01	0.29	(0.30)	(0.02)	0.00
03/31/2001	9.95	0.53	0.10	0.63	(0.53)	(0.02)	0.00
03/31/2000	10.03	0.48	(0.09)	0.39	(0.47)	0.00	0.00

80  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
Low Duration Fund (Cont.)

Class B
09/30/2004 +	$(0.04)	$10.27	0.04%	$527,362	1.65	%*	0.67	%*	75%
03/31/2004	(0.18)	10.31	1.50	558,429	1.65		0.78		247
03/31/2003	(0.40)	10.33	6.76	542,652	1.65		2.12		218
03/31/2002	(0.42)	10.06	4.63	203,092	1.65		3.83		569
03/31/2001	(0.55)	10.03	8.12	88,585	1.71	(d)	5.32		348
03/31/2000	(0.51)	9.81	2.30	73,121	1.73	(d)	5.16		82
Class C
09/30/2004 +	(0.06)	10.27	0.16	1,125,825	1.40	*	0.93	*	75
03/31/2004	(0.20)	10.31	1.75	1,251,266	1.40		1.03		247
03/31/2003	(0.43)	10.33	7.03	1,220,084	1.40		2.35		218
03/31/2002	(0.45)	10.06	4.89	429,436	1.40		3.94		569
03/31/2001	(0.58)	10.03	8.39	119,062	1.46	(e)	5.58		348
03/31/2000	(0.54)	9.81	2.55	110,447	1.48	(e)	5.42		82

Money Market Fund

Class A
09/30/2004 +	$0.00	$1.00	0.30%	$96,921	0.65	%*	0.61	%*	N/A %
03/31/2004	0.00	1.00	0.48	71,204	0.65		0.47		N/A
03/31/2003	(0.01)	1.00	1.08	83,840	0.62	(h)	1.03		N/A
03/31/2002	(0.03)	1.00	2.65	46,077	0.60		2.59		N/A
03/31/2001	(0.06)	1.00	5.94	58,940	0.60		5.85		N/A
03/31/2000	(0.05)	1.00	4.92	101,734	0.60		4.90		N/A
Class B
09/30/2004 +	0.00	1.00	0.08	82,757	1.00	*(c)	0.17	*	N/A
03/31/2004	0.00	1.00	0.05	57,215	1.08	(c)	0.05		N/A
03/31/2003	0.00	1.00	0.25	82,262	1.43	(h)(b)	0.19		N/A
03/31/2002	(0.02)	1.00	1.73	39,283	1.50		1.63		N/A
03/31/2001	(0.05)	1.00	5.02	38,286	1.50		4.87		N/A
03/31/2000	(0.04)	1.00	3.99	25,507	1.50		4.05		N/A
Class C
09/30/2004 +	0.00	1.00	0.30	109,656	0.65	*	0.61	*	N/A
03/31/2004	0.00	1.00	0.48	85,956	0.65		0.47		N/A
03/31/2003	(0.01)	1.00	1.08	128,687	0.62	(h)	1.04		N/A
03/31/2002	(0.03)	1.00	2.65	80,530	0.60		2.71		N/A
03/31/2001	(0.06)	1.00	5.94	108,549	0.60		5.77		N/A
03/31/2000	(0.05)	1.00	4.95	99,475	0.60		4.78		N/A

Short-Term Fund

Class A
09/30/2004 +	$(0.05)	$10.05	0.31%	$697,919	0.90	%*	0.97	%*	113%
03/31/2004	(0.14)	10.07	1.64	801,886	0.90		1.08		268
03/31/2003	(0.27)	10.04	3.18	923,383	0.86	(h)	2.42		77
03/31/2002	(0.40)	10.00	3.68	756,465	0.92	(f)	3.07		131
03/31/2001	(0.62)	10.03	7.23	84,342	1.41	(f)	6.02		121
03/31/2000	(0.54)	9.95	4.76	75,671	1.03	(f)	5.45		38
Class B
09/30/2004 +	(0.01)	10.05	(0.06)	39,741	1.65	*	0.23	*	113
03/31/2004	(0.06)	10.07	0.89	32,626	1.65		0.31		268
03/31/2003	(0.20)	10.04	2.42	28,014	1.61	(h)	1.62		77
03/31/2002	(0.32)	10.00	2.93	11,277	1.74	(g)	2.82		131
03/31/2001	(0.55)	10.03	6.44	6,954	2.15	(g)	5.27		121
03/31/2000	(0.47)	9.95	4.00	6,694	1.80	(g)	4.77		38

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.51%.
(c)	If the administrator did not waive the administrative fees and a portion of servicing and distribution fees, the ratio of expenses to average net assets would have been 1.55%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.40%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(g)	Ratio of expenses to average net assets excluding interest expense is 1.60%.
(h)	Effective January 1, 2003, the administrative expense was increased to 0.40%.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  81

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Short-Term Fund (Cont.)

Class C
09/30/2004 +	$10.07	$0.03	$(0.01)	$0.02	$(0.04)	$0.00	$0.00
03/31/2004	10.04	0.08	0.06	0.14	(0.10)	(0.01)	0.00
03/31/2003	10.00	0.21	0.07	0.28	(0.22)	(0.02)	0.00
03/31/2002	10.03	0.27	0.07	0.34	(0.35)	(0.02)	0.00
03/31/2001	9.95	0.57	0.10	0.67	(0.57)	(0.02)	0.00
03/31/2000	10.03	0.52	(0.09)	0.43	(0.51)	0.00	0.00

Total Return Mortgage Fund

Class A
09/30/2004 +	$10.83	$0.10	$0.09	$0.19	$(0.13)	$0.00	$0.00
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)	0.00
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)	0.00
03/31/2002	10.42	0.41	0.35	0.76	(0.43)	(0.40)	0.00
07/31/2000 - 03/31/2001	10.02	0.39	0.57	0.96	(0.38)	(0.18)	0.00
Class B
09/30/2004 +	10.83	0.06	0.09	0.15	(0.09)	0.00	0.00
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)	0.00
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)	0.00
03/31/2002	10.42	0.31	0.43	0.74	(0.41)	(0.40)	0.00
07/31/2000 - 03/31/2001	10.02	0.34	0.59	0.93	(0.35)	(0.18)	0.00
Class C
09/30/2004 +	10.83	0.06	0.09	0.15	(0.09)	0.00	0.00
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)	0.00
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)	0.00
03/31/2002	10.42	0.31	0.37	0.68	(0.35)	(0.40)	0.00
07/31/2000 - 03/31/2001	10.02	0.34	0.61	0.95	(0.37)	(0.18)	0.00

82  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
Short-Term Fund (Cont.)

Class C
09/30/2004 +	$(0.04)	$10.05	0.16%	$341,379	1.20	%*	0.67	%*	113%
03/31/2004	(0.11)	10.07	1.34	393,059	1.20		0.77		268
03/31/2003	(0.24)	10.04	2.87	408,817	1.16	(e)	2.08		77
03/31/2002	(0.37)	10.00	3.37	254,809	1.22	(b)	2.71		131
03/31/2001	(0.59)	10.03	6.91	23,961	1.70	(b)	5.71		121
03/31/2000	(0.51)	9.95	4.45	18,935	1.34	(b)	5.17		38

Total Return Mortgage Fund

Class A
09/30/2004 +	$(0.13)	$10.89	1.75%	$30,674	0.90	%*	1.91	%*	465%
03/31/2004	(0.39)	10.83	4.48	31,673	0.95	(c)	1.36		993
03/31/2003	(0.53)	10.75	9.04	33,435	0.90		1.91		844
03/31/2002	(0.83)	10.35	7.43	7,010	0.90		3.88		1193
07/31/2000 -03/31/2001	(0.56)	10.42	10.58	769	0.90	*	5.68	*	848

Class B
09/30/2004 +	(0.09)	10.89	1.37	17,604	1.65	*	1.16	*	465
03/31/2004	(0.31)	10.83	3.69	18,755	1.70	(d)	0.63		993
03/31/2003	(0.45)	10.75	8.27	18,464	1.65		1.23		844
03/31/2002	(0.81)	10.35	6.61	5,787	1.65		2.92		1193
07/31/2000 -03/31/2001	(0.53)	10.42	9.95	816	1.65	*	4.89	*	848

Class C
09/30/2004 +	(0.09)	10.89	1.37	23,970	1.65	*	1.16	*	465
03/31/2004	(0.31)	10.83	3.70	26,661	1.70	(d)	0.57		993
03/31/2003	(0.45)	10.75	8.23	36,233	1.65		1.19		844
03/31/2002	(0.75)	10.35	6.62	9,585	1.65		2.91		1193
07/31/2000 -03/31/2001	(0.55)	10.42	9.94	1,908	1.65	*	4.94	*	848

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.15%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(e)	Effective January 1, 2003, the administrative expense was increased to 0.40%.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  83

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar Hedged)	Global Bond Fund (U.S. Dollar Hedged)	GNMA Fund
Assets:

Investments, at value	$867,510	$2,021,738	$49,984	$103,849	$1,871,005	$191,844	$711,834
Cash	1,330	0	1	150	250	30	2,789
Foreign currency, at value	3,923	0	0	1,895	31,738	4,869	0
Receivable for investments sold	512	495,424	0	0	854	27	128,070
Receivable for investments sold on delayed delivery basis	0	0	0	1,304	347,866	9,529	0
Unrealized appreciation on forward foreign currency contracts	293	861	0	1,005	768	29	0
Receivable for Fund shares sold	1,923	6,081	3,881	1,479	3,298	205	3,797
Interest and dividends receivable	12,130	18,816	236	863	24,347	2,274	721
Variation margin receivable	0	0	0	5	1,310	443	0
Swap premiums paid	40	0	10	402	16,817	1,538	1,322
Unrealized appreciation on swap agreements	149	5,211	20	124	4,640	440	496
Other assets	0	0	0	0	0	0	0

	887,810	2,548,131	54,132	111,076	2,302,893	211,228	849,029

Liabilities:

Payable for investments purchased	$3,309	$4,133	$5,860	$2,053	$36,627	$1,317	$379,297
Payable for investments purchased on delayed delivery basis	0	944,077	0	8,356	258,482	18,659	0
Unrealized depreciation on forward foreign currency contracts	1,568	349	0	125	19,995	1,762	0
Payable for short sale	0	0	0	1,304	349,547	9,540	23,281
Overdraft due to Custodian	0	105	0	0	0	0	0
Written options outstanding	47	89	0	27	11,203	1,146	496
Payable for Fund shares redeemed	839	2,055	89	23	2,763	150	492
Dividends payable	923	480	6	2	327	44	85
Accrued investment advisory fee	320	577	6	18	323	36	86
Accrued administration fee	227	583	8	21	423	50	109
Accrued distribution fee	22	120	0	4	102	18	0
Accrued servicing fee	17	117	5	4	126	12	104
Variation margin payable	103	9	0	84	3,019	672	3
Swap premiums received	0	1	1	90	3,198	598	739
Unrealized depreciation on swap agreements	325	686	10	471	31,602	3,258	176
Other liabilities	0	0	0	16	1,656	44	4

	7,700	953,381	5,985	12,598	719,393	37,306	404,872

Net Assets	$880,110	$1,594,750	$48,147	$98,478	$1,583,500	$173,922	$444,157

Net Assets Consist of:

Paid in capital	$862,769	$1,474,478	$48,075	$96,288	$1,535,264	$169,557	$440,456
Undistributed (overdistributed) net investment income	(611)	42,697	(10)	6	(66,365)	(3,112)	2,673
Accumulated undistributed net realized gain (loss)	2,411	10,186	(4)	412	10,246	2,718	1,653
Net unrealized appreciation (depreciation)	15,541	67,389	86	1,772	104,355	4,759	(625)

	$880,110	$1,594,750	$48,147	$98,478	$1,583,500	$173,922	$444,157

Net Assets:

Class A	$31,174	$225,487	$39,501	$5,285	$268,049	$30,535	$77,208
Class B	8,272	67,204	0	0	48,323	10,807	49,601
Class C	29,578	124,418	10	9,112	102,961	18,283	53,533
Other Classes	811,086	1,177,641	8,636	84,081	1,164,167	114,297	263,815

Shares Issued and Outstanding:

Class A	2,872	20,936	3,925	512	25,452	3,044	6,939
Class B	762	6,240	0	0	4,588	1,077	4,458
Class C	2,725	11,552	1	882	9,776	1,823	4,812

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)

Class A	$10.86	$10.77	$10.06	$10.33	$10.53	$10.03	$11.13
Class B	10.86	10.77	0.00	0.00	10.53	10.03	11.13
Class C	10.86	10.77	10.06	10.33	10.53	10.03	11.13

Cost of Investments Owned	$851,224	$1,960,487	$49,916	$102,801	$1,720,112	$182,655	$713,051

Cost of Foreign Currency Held	$3,879	$0	$0	$1,874	$31,416	$4,800	$0

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

84  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Amounts in thousands, except per share amounts	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Short-Term Fund	Total Return Mortgage Fund
Assets:
Investments, at value	$7,110,456	$24,697	$736,123	$15,328,797	$430,991	$4,715,069	$343,960
Cash	11,079	1	61	2,049	1	1	41
Foreign currency, at value	4,553	112	0	91,538	0	2,736	0
Receivable for investments sold	12,034	0	10,394	1,749	0	0	66,066
Receivable for investments sold on delayed delivery basis	0	0	0	0	0	174,322	0
Unrealized appreciation on forward foreign currency contracts	461	17	0	1,471	0	150	0
Receivable for Fund shares sold	13,592	0	2,363	55,601	8,341	7,804	909
Interest and dividends receivable	134,386	303	3,165	38,056	68	14,334	644
Variation margin receivable	380	1	7,807	1,364	0	8,773	0
Swap premiums paid	2,742	11	0	11,409	0	1,338	1,605
Unrealized appreciation on swap agreements	6,532	6	0	9,887	0	2,090	211
Other assets	0	0	0	0	0	19	0

	7,296,215	25,148	759,913	15,541,921	439,401	4,926,636	413,436

Liabilities:

Payable for investments purchased	$62,960	$1,178	$37,075	$743,844	$0	$124,084	$183,708
Payable for investments purchased on delayed delivery basis	0	0	0	160,512	0	6,258	0
Unrealized depreciation on forward foreign currency contracts	7,239	31	0	2,315	0	643	0
Payable for short sale	0	0	0	0	0	175,560	8,061
Overdraft due to Custodian	0	0	0	0	0	0	0
Written options outstanding	10,832	9	274	0	0	4,182	186
Payable for Fund shares redeemed	28,580	138	3,899	28,014	4,129	21,509	755
Dividends payable	9,349	14	99	2,659	31	897	52
Accrued investment advisory fee	1,463	6	145	2,982	56	956	45
Accrued administration fee	1,870	6	175	2,860	111	955	66
Accrued distribution fee	1,207	0	124	869	21	206	2
Accrued servicing fee	678	0	50	905	35	273	61
Variation margin payable	196	4	9,035	673	0	9,093	0
Swap premiums received	5,630	4	0	7,930	0	1,045	377
Unrealized depreciation on swap agreements	3,646	26	0	12,909	0	1,698	82
Other liabilities	11	4	0	0	0	812	3

	133,661	1,420	50,876	966,472	4,383	348,171	193,398

Net Assets	$7,162,554	$23,728	$709,037	$14,575,449	$435,018	$4,578,465	$220,038

Net Assets Consist of:

Paid in capital	$7,275,657	$22,737	$681,564	$14,492,924	$434,993	$4,569,804	$214,452
Undistributed (overdistributed) net investment income	(54,882)	454	13,969	33,306	28	2,129	3,221
Accumulated undistributed net realized gain (loss)	(371,201)	149	(2,401)	30,918	(3)	5,743	2,086
Net unrealized appreciation (depreciation)	312,980	388	15,905	18,301	0	789	279

	$7,162,554	$23,728	$709,037	$14,575,449	$435,018	$4,578,465	$220,038

Net Assets:

Class A	$1,133,518	$176	$127,986	$2,043,233	$96,921	$697,919	$30,674
Class B	713,768	0	68,299	527,362	82,757	39,741	17,604
Class C	1,041,087	37	42,001	1,125,825	109,656	341,379	23,970
Other Classes	4,274,181	23,515	470,751	10,879,029	145,684	3,499,426	147,790

Shares Issued and Outstanding:

Class A	116,484	16	11,447	198,951	96,921	69,443	2,817
Class B	73,349	0	6,109	51,350	82,757	3,954	1,617
Class C	106,985	3	3,757	109,622	109,656	33,967	2,202

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)

Class A	$9.73	$10.73	$11.18	$10.27	$1.00	$10.05	$10.89
Class B	9.73	0.00	11.18	10.27	1.00	10.05	10.89
Class C	9.73	10.73	11.18	10.27	1.00	10.05	10.89

Cost of Investments Owned	$6,797,412	$24,289	$726,255	$15,301,666	$430,991	$4,712,116	$343,982

Cost of Foreign Currency Held	$4,547	$111	$0	$90,512	$0	$2,706	$0

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  85

Statements of Operations (Unaudited)

	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund
Amounts in thousands	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Period from July 30, 2004 to September 30, 2004	Period from April 30, 2004 to September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004
Investment Income:

Interest, net of foreign taxes	$23,331	$35,317	$64	$412	$26,151	$2,738	$4,726
Dividends	53	119	0	0	99	11	0
Miscellaneous income	354	0	0	1	38	6	0

Total Income	23,738	35,436	64	413	26,288	2,755	4,726

Expenses:

Investment advisory fees	1,805	3,090	8	48	1,918	215	504
Administration fees	1,278	3,165	10	52	2,522	303	650
Distribution fees – Class B	23	241	0	0	193	43	0
Distribution fees – Class C	97	456	0	5	407	71	0
Servicing fees – Class A	33	273	5	1	323	36	96
Servicing fees – Class B	8	80	0	0	64	14	258
Servicing fees – Class C	32	152	0	2	136	24	285
Distribution and/or servicing fees - Other Classes	21	208	0	3	285	0	12
Trustees’ fees	1	1	0	0	1	0	0
Interest expense	0	15	0	1	6	0	3
Miscellaneous expense	12	0	0	0	0	0	0

Total Expenses	3,310	7,681	23	112	5,855	706	1,808

Reimbursement by Manager	0	0	0	0	0	0	0

Net Expenses	3,310	7,681	23	112	5,855	706	1,808

Net Investment Income	20,428	27,755	41	301	20,433	2,049	2,918

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(643)	834	(1)	18	(5,292)	(677)	1,405
Net realized gain (loss) on futures contracts, options and swaps	2,455	8,421	(3)	621	5,744	1,502	219
Net realized gain (loss) on foreign currency transactions	(47)	1,410	0	(227)	13,353	1,243	0
Net change in unrealized appreciation (depreciation) on investments	5,257	7,013	69	1,048	(12,439)	(1,340)	(1,718)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(218)	62	17	(60)	14,263	404	845
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,812)	(215)	0	784	(15,186)	(1,267)	0

Net Gain (Loss)	4,992	17,525	82	2,184	443	(135)	751

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,420	$45,280	$123	$2,485	$20,876	$1,914	$3,669

86  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Short-Term Fund	Total Return Mortgage Fund
Amounts in thousands	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004
Investment Income:

Interest, net of foreign taxes	$258,999	$684	$12,813	$166,982	$2,957	$42,926	$3,104
Dividends	2,128	6	0	2,083	0	0	0
Miscellaneous income	643	0	0	28	0	251	0

Total Income	261,770	690	12,813	169,093	2,957	43,177	3,104

Expenses:

Investment advisory fees	8,663	38	846	18,201	353	5,758	277
Administration fees	11,162	38	1,027	17,510	761	5,818	404
Distribution fees – Class B	2,707	0	269	2,039	295	146	0
Distribution fees – Class C	3,960	0	163	2,956	0	556	0
Servicing fees – Class A	1,437	0	159	2,583	47	933	38
Servicing fees – Class B	902	0	90	680	98	49	90
Servicing fees – Class C	1,320	0	54	1,478	59	463	122
Distribution and/or servicing fees - Other Classes	1,323	2	163	1,370	16	817	139
Trustees’ fees	7	0	1	14	0	4	0
Interest expense	6	0	7	10	0	19	3
Miscellaneous expense	0	0	0	0	0	0	0

Total Expenses	31,487	78	2,779	46,841	1,629	14,563	1,073

Reimbursement by Manager	0	0	0	0	(177)	0	0

Net Expenses	31,487	78	2,779	46,841	1,452	14,563	0

Net Investment Income	230,283	612	10,034	122,252	1,505	28,614	2,031

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	30,909	98	(6,938)	(3,312)	(3)	(3,558)	1,456
Net realized gain (loss) on futures contracts, options and swaps	3,106	13,921	7,590	25,736	0	12,733	403
Net realized gain (loss) on foreign currency transactions	18,541	5	0	956	0	128	0
Net change in unrealized appreciation (depreciation) on investments	(26,154)	(468)	(12,310)	(51,295)	0	(7,882)	(1,378)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	13,701	(13,973)	834	(16,011)	0	(6,526)	330
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(14,009)	(23)	0	(8,284)	0	(604)	0

Net Gain (Loss)	26,094	(440)	(10,824)	(52,210)	(3)	(5,709)	811

Net Increase (Decrease) in Net Assets Resulting from Operations	$256,377	$172	$(790)	$70,042	$1,502	$22,905	$2,842

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  87

Statements of Changes in Net Assets

Amounts in thousands	Diversified Income Fund		Emerging Markets Bond Fund		Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended September 30, 2004 (Unaudited)	Period from July 31, 2003 to March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Period from July 30, 2004 to September 30, 2004 (Unaudited)	Period from April 30, 2004 to September 30, 2004 (Unaudited)	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$20,428	$8,730	$27,755	$46,336	$41	$301	$20,433	$45,948
Net realized gain (loss)	1,765	1,617	10,665	131,955	(4)	412	13,805	39,442
Net change in unrealized appreciation (depreciation)	3,227	12,314	6,860	29,736	86	1,772	(13,362)	(38,687)

Net increase resulting from operations	25,420	22,661	45,280	208,027	123	2,485	20,876	46,703

Distributions to Shareholders:

From net investment income
Class A	(644)	(246)	(4,760)	(8,184)	(33)	(4)	(2,916)	(6,272)
Class B	(129)	(41)	(1,156)	(2,233)	0	0	(386)	(1,094)
Class C	(539)	(180)	(2,188)	(3,819)	0	(5)	(818)	(2,073)
Other Classes	(19,944)	(8,702)	(22,609)	(36,017)	(18)	(286)	(14,619)	(33,146)

From net realized capital gains
Class A	0	(8)	0	(19,537)	0	0	0	(4,804)
Class B	0	(2)	0	(6,049)	0	0	0	(1,151)
Class C	0	(8)	0	(10,986)	0	0	0	(2,253)
Other Classes	0	(297)	0	(69,271)	0	0	0	(22,294)

Total Distributions	(21,256)	(9,484)	(30,713)	(156,096)	(51)	(295)	(18,739)	(73,087)

Fund Share Transactions:

Receipts for shares sold
Class A	12,309	25,272	48,418	289,716	39,917	5,207	65,570	203,475
Class B	4,144	5,233	8,504	55,798	0	0	3,352	19,003
Class C	10,771	22,419	14,993	123,297	10	8,983	13,787	60,221
Other Classes	191,592	694,975	522,434	1,315,898	11,611	85,433	242,752	697,992
Issued as reinvestment of distributions
Class A	511	191	3,395	19,624	26	3	2,342	9,023
Class B	58	23	816	6,103	0	0	282	1,703
Class C	361	125	1,551	10,912	0	5	650	3,516
Other Classes	14,734	7,119	21,161	94,281	18	274	13,205	50,816

Cost of shares redeemed
Class A	(6,748)	(845)	(81,894)	(146,099)	(486)	0	(45,646)	(169,629)
Class B	(843)	(511)	(14,200)	(30,068)	0	0	(9,920)	(19,624)
Class C	(3,937)	(662)	(32,934)	(47,378)	0	(11)	(22,402)	(45,362)
Other Classes	(94,125)	(19,399)	(366,790)	(1,039,633)	(3,021)	(3,607)	(261,943)	(537,444)
Net increase (decrease) resulting from Fund share transactions	128,827	733,940	125,454	652,451	48,075	96,287	2,029	273,690
Fund Redemption Fee	2	0	13	0	0	1	6	0

Total Increase (Decrease) in Net Assets	132,993	747,117	140,034	704,382	48,147	98,478	4,172	247,306

Net Assets:
Beginning of period	747,117	0	1,454,716	750,334	0	0	1,579,328	1,332,022

End of period*	$880,110	$747,117	$1,594,750	$1,454,716	$48,147	$98,478	$1,583,500	$1,579,328

* Including undistributed (overdistributed) net investment income of:	$(611)	$217	$42,697	$45,655	$(10)	$6	$(66,365)	$(68,059)

88  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Amounts in thousands	Global Bond Fund (U.S. Dollar-Hedged)		GNMA Fund		High Yield Fund		Investment Grade Corporate Bond Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$2,049	$4,502	$2,918	$2,436	$230,283	$501,442	$612	$1,367
Net realized gain (loss)	2,068	6,660	1,624	8,187	52,556	203,499	14,024	(13,074)
Net change in unrealized appreciation (depreciation)	(2,203)	(5,453)	(873)	278	(26,462)	388,174	(14,464)	14,685

Net increase resulting from operations	1,914	5,709	3,669	10,901	256,377	1,093,115	172	2,978

Distributions to Shareholders:

From net investment income
Class A	(309)	(654)	(727)	(1,790)	(38,847)	(85,464)	0	0
Class B	(78)	(240)	(289)	(973)	(21,670)	(45,522)	0	0
Class C	(130)	(352)	(317)	(1,180)	(31,724)	(69,057)	0	0
Other Classes	(1,418)	(3,106)	(2,431)	(3,165)	(141,361)	(309,179)	(609)	(1,361)

From net realized capital gains
Class A	0	(472)	0	(666)	0	0	0	0
Class B	0	(226)	0	(616)	0	0	0	0
Class C	0	(346)	0	(725)	0	0	0	0
Other Classes	0	(1,555)	0	(1,193)	0	0	0	(729)

Total Distributions	(1,935)	(6,951)	(3,764)	(10,308)	(233,602)	(509,222)	(609)	(2,090)

Fund Share Transactions:

Receipts for shares sold
Class A	7,323	22,309	12,942	52,197	194,861	1,113,510	176	0
Class B	1,016	5,339	3,299	13,710	35,376	284,599	0	0
Class C	3,411	12,159	4,146	24,194	75,478	589,923	36	0
Other Classes	6,041	32,989	196,690	256,706	1,204,466	4,765,508	5,248	29,759

Issued as reinvestment of distributions
Class A	235	890	594	1,948	25,585	53,098	0	0
Class B	59	317	193	1,095	11,096	22,914	0	0
Class C	97	530	234	1,428	18,872	40,948	0	0
Other Classes	1,257	4,511	2,286	3,906	116,801	245,521	549	1,918

Cost of shares redeemed
Class A	(3,340)	(18,270)	(14,186)	(69,338)	(342,248)	(973,230)	0	0
Class B	(3,162)	(6,160)	(8,868)	(28,790)	(105,345)	(171,400)	0	0
Class C	(4,418)	(11,621)	(13,494)	(52,659)	(214,439)	(388,044)	0	0
Other Classes	(8,398)	(36,408)	(150,179)	(145,869)	(1,281,118)	(4,578,273)	(12,919)	(24,580)
Net increase (decrease) resulting from Fund share transactions	121	6,585	33,657	58,528	(260,615)	1,005,074	(6,910)	7,097
Fund Redemption Fee	0	0	0	0	50	0	0	0

Total Increase (Decrease) in Net Assets	100	5,343	33,562	59,121	(237,790)	1,588,967	(7,347)	7,985

Net Assets:
Beginning of period	173,822	168,479	410,595	351,474	7,400,344	5,811,377	31,075	23,090

End of period*	$173,922	$173,822	$444,157	$410,595	$7,162,554	$7,400,344	$23,728	$31,075

* Including undistributed (overdistributed) net investment income of:	$(3,112)	$(3,226)	$2,673	$3,519	$(54,882)	$(51,563)	$454	$451

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  89

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	Long-Term U.S. Government Fund		Low Duration Fund		Money Market Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$10,034	$26,412	$122,252	$247,661	$1,505	$2,311
Net realized gain (loss)	652	15,268	23,380	86,675	(3)	35
Net change in unrealized appreciation (depreciation)	(11,476)	9,175	(75,590)	9,189	0	0

Net increase (decrease) resulting from operations	(790)	50,855	70,042	343,525	1,502	2,346

Distributions to Shareholders:

From net investment income
Class A	(1,886)	(4,946)	(16,578)	(42,853)	(287)	(427)
Class B	(792)	(2,569)	(2,323)	(7,268)	(68)	(38)
Class C	(480)	(1,466)	(6,549)	(19,803)	(359)	(482)
Other Classes	(7,100)	(18,470)	(109,880)	(238,975)	(787)	(1,396)

From net realized capital gains
Class A	0	(2,861)	0	(9,644)	0	0
Class B	0	(1,794)	0	(2,644)	0	0
Class C	0	(1,018)	0	(5,960)	0	0
Other Classes	0	(9,499)	0	(46,247)	0	0

Total Distributions	(10,258)	(42,623)	(135,330)	(373,394)	(1,501)	(2,343)

Fund Share Transactions:

Receipts for shares sold
Class A	25,263	91,887	507,767	1,736,011	110,904	458,248
Class B	2,538	17,433	51,265	205,009	65,252	77,992
Class C	6,628	18,322	144,407	610,346	106,699	171,847
Other Classes	104,948	269,726	2,548,530	7,838,028	159,454	680,707

Issued as reinvestment of distributions
Class A	1,559	6,491	12,933	37,715	245	345
Class B	537	2,971	1,511	6,503	57	32
Class C	306	1,565	4,032	16,234	303	418
Other Classes	7,012	26,757	96,226	255,195	850	2,027

Cost of shares redeemed
Class A	(34,542)	(116,746)	(561,941)	(1,661,269)	(85,433)	(471,230)
Class B	(16,704)	(52,535)	(81,450)	(194,426)	(39,768)	(103,071)
Class C	(13,263)	(36,627)	(268,032)	(591,914)	(83,302)	(214,998)
Other Classes	(87,270)	(400,660)	(2,608,685)	(5,390,575)	(183,823)	(664,754)
Net increase (decrease) resulting from Fund share transactions	(2,988)	(171,416)	(153,437)	2,866,857	51,438	(62,437)
Fund Redemption Fee	34	0	31	0	0	0

Total Increase (Decrease) in Net Assets	(14,002)	(163,184)	(218,694)	2,836,988	51,439	(62,434)

Net Assets:

Beginning of period	723,039	886,223	14,794,143	11,957,155	383,579	446,013

End of period*	$709,037	$723,039	$14,575,449	$14,794,143	$435,018	$383,579

* Including undistributed net investment income of:	$13,969	$14,193	$33,306	$46,384	$28	$24

90  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Amounts in thousands	Short-Term Fund		Total Return Mortgage Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$28,614	$55,231	$2,031	$3,709
Net realized gain (loss)	9,303	15,767	1,859	7,588
Net change in unrealized appreciation (depreciation)	(15,012)	7,316	(1,048)	133

Net increase (decrease) resulting from operations	22,905	78,314	2,842	11,430

Distributions to Shareholders:

From net investment income
Class A	(3,805)	(11,737)	(357)	(827)
Class B	(55)	(163)	(145)	(327)
Class C	(1,330)	(4,091)	(198)	(556)
Other Classes	(24,610)	(47,455)	(1,830)	(5,161)

From net realized capital gains
Class A	0	(723)	0	(365)
Class B	0	(29)	0	(214)
Class C	0	(344)	0	(353)
Other Classes	0	(2,602)	0	(2,068)

Total Distributions	(29,800)	(67,144)	(2,530)	(9,871)

Fund Share Transactions:

Receipts for shares sold
Class A	143,274	750,421	4,915	19,671
Class B	14,336	25,041	1,389	6,118
Class C	44,655	208,558	2,673	12,649
Other Classes	1,763,273	3,853,457	29,040	91,040

Issued as reinvestment of distributions
Class A	2,753	8,985	264	885
Class B	33	116	88	358
Class C	810	2,577	134	614
Other Classes	21,563	42,890	1,684	6,888

Cost of shares redeemed
Class A	(248,568)	(883,283)	(6,310)	(22,517)
Class B	(7,211)	(20,657)	(2,707)	(6,310)
Class C	(96,448)	(228,048)	(5,573)	(23,051)
Other Classes	(1,307,738)	(2,993,785)	(61,099)	(131,563)
Net increase (decrease) resulting from Fund share transactions	330,732	766,272	(35,502)	(45,218)
Fund Redemption Fee	47	0	3	0

Total Increase (Decrease) in Net Assets	323,884	777,442	(35,187)	(43,659)

Net Assets:

Beginning of period	4,254,581	3,477,139	255,225	298,884

End of period*	$4,578,465	$4,254,581	$220,038	$255,225

* Including undistributed net investment income of:	$2,129	$3,315	$3,221	$3,720

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  91

Notes to Financial Statements

September 30, 2004 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of of 54 separate investment funds, 14 of which are presented herein (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2004. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Diversified Income, Emerging Markets Bond, Floating Income, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Money Market, Short-Term and Total Return Mortgage Funds of the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

92  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

A$	- Australian Dollar	JY	- Japanese Yen
BF	- Belgian Franc	MP	- Mexican Peso
BR	- Brazilian Real	N$	- New Zealand Dollar
BP	- British Pound	PN	- Peruvian New Sol
C$	- Canadian Dollar	PZ	- Polish Zloty
CP	- Chilean Peso	RP	- Indian Rupee
CY	- Chinese Yuan Renminbi	RR	- Russian Ruble
DK	- Danish Krone	S$	- Singapore Dollar
DG	- Dutch Guilder	SV	- Slovakia Koruna
EC	- Euro	KW	- South Korean Won
DM	- German Mark	SK	- Swedish Krona
H$	- Hong Kong Dollar	T$	- Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate,

09.30.04  |  PIMCO Bond Funds Semi-Annual Report  93

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

governmental, or other borrower to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require an adjustment in an amount equal to the accrued interest to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

94  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There were no reclassifications to any period presented as a result of this change to the Money Market Fund. There is no effect on the Funds’ net asset value either in total or per share, or their total increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all other funds in Statements of Operations and Statements of Changes in Net Assets is as follows:

	09/30/2004	03/31/2004		03/31/2003		03/31/2002		03/31/2001		03/31/2000
Diversified Income Fund

Net Investment Income (Decrease)	$(849,249)		$(445,118)	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase	1,073,112		84,383		N/A		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase (Decrease)	(223,863)		360,735		N/A		N/A		N/A		N/A

Emerging Markets Bond Fund

Net Investment Income (Decrease)	$(2,957,617)		$(3,871,084)		$(1,912,593)		$(116,575)		$0		$0
Net Realized Gain/Loss Increase	2,956,875		3,007,872		1,629,534		40,725		0		0

Net Change in Unrealized Gain/Loss Increase	742		863,212		283,059		75,850		0		0

Floating Income Fund

Net Investment Income (Decrease)	$(9,534)	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase	3,315		N/A		N/A		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase	6,219		N/A		N/A		N/A		N/A		N/A

Foreign Bond Fund (Unhedged)

Net Investment Income Increase	$7,024	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase	0		N/A		N/A		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss (Decrease)	(7,024)		N/A		N/A		N/A		N/A		N/A

Foreign Bond Fund (U.S. Dollar-Hedged)

Net Investment Income Increase (Decrease)	$1,900,571		$5,010,083		$6,579,146		$(26,594)		$0		$(367,757)
Net Realized Gain/Loss Increase (Decrease)	(3,986,167)		(3,477,547)		(4,715,071)		(523,001)		14,460		(20,248)

Net Change in Unrealized Gain/Loss Increase (Decrease)	2,085,596		(1,532,536)		(1,864,075)		549,595		(14,460)		388,005

09.30.04  |  PIMCO Bond Funds Semi-Annual Report  95

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Global Bond Fund (U.S. Dollar-Hedged)

Net Investment Income Increase (Decrease)	$132,270	$391,892	$380,051	$99,733	$0	$(12,130)
Net Realized Gain/Loss Increase (Decrease)	(135,481)	(432,221)	(305,318)	(94,813)	(1,186)	13,316

Net Change in Unrealized Gain/Loss Increase (Decrease)	3,211	40,329	(74,733)	(4,920)	1,186	(1,186)

GNMA Fund

Net Investment Income Increase (Decrease)	$(2,746)	$56	$0	$0	$0	$0
Net Realized Gain/Loss (Decrease)	(8,224)	0	0	0	0	0

Net Change in Unrealized Gain/Loss Increase (Decrease)	10,970	(56)	0	0	0	0

High Yield Fund

Net Investment Income (Decrease)	$(3,331,331)	$(7,096,458)	$(8,071,764)	$(470,548)	$(324,748)	$0
Net Realized Gain/Loss Increase	3,481,185	7,070,950	7,439,240	234,562	324,748	0

Net Change in Unrealized Gain/Loss Increase (Decrease)	(149,854)	25,508	632,524	235,986	0	0

Investment Grade Corporate Bond Fund

Net Investment Income Increase (Decrease)	$2,911	$7,371	$5,054	$(5,181)	$(28)	$ N/A
Net Realized Gain/Loss Increase (Decrease)	13,959,814	(13,970,442)	1,322	1,214	28	N/A

Net Change in Unrealized Gain/Loss Increase (Decrease)	(13,962,725)	13,963,071	(6,376)	3,967	0	N/A

Long-Term U.S. Government Fund

Net Investment Income Increase (Decrease)	$0	$(11,032)	$136,053	$231,940	$128,737	$(107,677)
Net Realized Gain/Loss Increase (Decrease)	0	11,032	(238,048)	(129,945)	(595,637)	574,577

Net Change in Unrealized Gain/Loss Increase (Decrease)	0	0	101,995	(101,995)	466,900	(466,900)

Low Duration Fund

Net Investment Income Increase (Decrease)	$(323,604)	$19,138	$(1,143,212)	$(1,726,033)	$0	$52,791
Net Realized Gain/Loss Increase (Decrease)	311,239	(31,283)	1,128,239	1,642,557	(5,525)	(47,266)

Net Change in Unrealized Gain/Loss Increase (Decrease)	12,365	12,145	14,973	83,476	5,525	(5,525)

Short-Term Fund

Net Investment Income (Decrease)	$193,188	$0	$1,639,873	$346,749	$(42,727)	$(10,053)
Net Realized Gain/Loss Increase	(601,521)	577,855	(1,564,712)	(83,790)	42,727	10,053

Net Change in Unrealized Gain/Loss Increase (Decrease)	408,333	(577,855)	(75,161)	(262,959)	0	0

Total Return Mortgage Fund

Net Investment Income (Decrease)	$(127,756)	$(382,218)	$(42,263)	$0	$0	$0
Net Realized Gain/Loss Increase	151,549	363,259	0	0	0	0

Net Change in Unrealized Gain/Loss Increase (Decrease)	(23,793)	18,959	42,263	0	0	0

Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Financial Highlights is as follows:
					09/30/2004	07/31/2003- 03/31/2004
Diversified Income Fund

Class A
Net Investment Income (Decrease)					$(0.01)	$(0.02)
Net Realized/Unrealized Gain (Loss) on Investments Increase					0.01	0.02
Ratio of Net Investment Income to Average Net Assets (Decrease)					(0.11)%	(0.15)%

96  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

					09/30/2004	07/31/2003- 03/31/2004
Diversified Income Fund (Cont.)

Class B
Net Investment Income (Decrease)					$(0.01)	$(0.02)
Net Realized/Unrealized Gain (Loss) on Investments Increase					0.01	0.02
Ratio of Net Investment Income to Average Net Assets (Decrease)					(0.10)%	(0.15)%

					09/30/2004	07/31/2003- 03/31/2004
Class C
Net Investment Income (Decrease)					$(0.01)	$(0.02)
Net Realized/Unrealized Gain (Loss) on Investments Increase					0.01	0.02
Ratio of Net Investment Income to Average Net Assets (Decrease)					(0.11)%	(0.15)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Emerging Markets Bond Fund

Class A
Net Investment Income (Decrease)	$(0.02)	$(0.04)	$(0.05)	$(0.01)	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.02	0.04	0.05	0.01	0.00	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.22)%	(0.36)%	(0.54)%	(0.14)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class B
Net Investment Income (Decrease)	$(0.02)	$(0.04)	$(0.05)	$(0.01)	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.02	0.04	0.05	0.01	0.00	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.21)%	(0.36)%	(0.56)%	(0.12)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class C
Net Investment Income (Decrease)	$(0.02)	$(0.04)	$(0.05)	$(0.01)	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.02	0.04	0.05	0.01	0.00	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.21)%	(0.36)%	(0.55)%	(0.16)%	0.00%	0.00%

						08/03/2004- 09/30/2004
Floating Income Fund

Class A
Net Investment Income (Decrease)						$(0.01)
Net Realized/Unrealized Gain (Loss) on Investments Increase						0.01
Ratio of Net Investment Income to Average Net Assets (Decrease)						(0.06)%

						08/03/2004- 09/30/2004
Foreign Bond Fund (Unhedged)

Class A
Net Investment Income Increase						$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase						0.00
Ratio of Net Investment Income to Average Net Assets Increase						0.00%

						08/03/2004- 09/30/2004
Class C
Net Investment Income Increase						$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase						0.00
Ratio of Net Investment Income to Average Net Assets Increase						0.00%

09.30.04  |  PIMCO Bond Funds Semi-Annual Report  97

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Foreign Bond Fund (U.S. Dollar-Hedged)

Class A
Net Investment Income Increase (decrease)	$0.01	$0.04	$0.07	$0.00	$0.00	$(0.01)
Net realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	(0.01)	(0.04)	(0.07)	0.00	0.00	0.01
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.12%	0.33%	0.63%	(0.01)%	0.00%	(0.06)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class B
Net Investment Income Increase (Decrease)	$0.01	$0.04	$0.07	$0.00	$0.00	$(0.01)
Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	(0.01)	(0.04)	(0.07)	0.00	0.00	0.01
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.13%	0.33%	0.64%	0.00%	0.00%	(0.06)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class C
Net Investment Income Increase (Decrease)	$0.01	$0.04	$0.07	$0.00	$0.00	$(0.01)
Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	(0.01)	(0.04)	(0.07)	0.00	0.00	0.01
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.13%	0.33%	0.62%	0.00%	0.00%	(0.06)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Global Bond Fund (U.S. Dollar-Hedged)

Class A
Net Investment Income Increase	$0.01	$0.02	$0.03	$0.01	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	(0.01)	(0.02)	(0.03)	(0.01)	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.08%	0.23%	0.33%	0.12%	0.00%	(0.02)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class B
Net Investment Income Increase	$0.01	$0.02	$0.04	$0.01	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	(0.01)	(0.02)	(0.04)	(0.01)	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.08%	0.24%	0.36%	0.13%	0.00%	(0.04)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class C
Net Investment Income Increase	$0.01	$0.02	$0.04	$0.01	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	(0.01)	(0.02)	(0.04)	(0.01)	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.08%	0.24%	0.36%	0.12%	0.00%	(0.04)%

		09/30/2004	03/31/2004	03/31/2003	03/31/2002	11/30/2000- 03/31/2001
GNMA Fund

Class A
Net Investment Income Increase		$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase		0.00	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)		(0.01)%	0.00%	0.00%	0.00%	0.00%

			09/30/2004	03/31/2004	03/31/2003	05/31/2001- 03/31/2002
Class B
Net Investment Income Increase			$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase			0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase			0.00%	0.00%	0.00%	0.00%

98  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

			09/30/2004	03/31/2004	03/31/2003	05/31/2001- 03/31/2002
GNMA Fund (Cont.)

Class C
Net Investment Income Increase			$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase			0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase			0.00%	0.00%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
High Yield Fund

Class A
Net Investment Income (Decrease)	$0.00	$(0.01)	$(0.02)	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.01	0.02	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(0.05)%	0.10%	0.19%	0.02%	0.02%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class B
Net Investment Income (Decrease)	$0.00	$(0.01)	$(0.02)	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.01	0.02	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(0.05)%	0.10%	0.19%	0.01%	0.01%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class C
Net Investment Income (Decrease)	$0.00	$(0.01)	$(0.02)	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.01	0.02	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(0.05)%	0.10%	0.19%	0.01%	0.01%	0.00%

						09/30/2004
Investment Grade Corporate Bond Fund

Class A
Net Investment Income Increase						$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase						0.00
Ratio of Net Investment Income to Average Net Assets Increase						0.00%

						09/30/2004
Class C
Net Investment Income Increase						$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase						0.00
Ratio of Net Investment Income to Average Net Assets Increase						0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Long-Term U.S. Government Fund

Class A
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	0.00%	0.02%	0.04%	0.03%	(0.03)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class B
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	0.00%	0.02%	0.04%	0.03%	(0.03)%

09.30.04  |  PIMCO Bond Funds Semi-Annual Report  99

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Long-Term U.S. Government Fund (Cont.)
Class C
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	0.00%	0.02%	0.04%	0.03%	(0.03)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Low Duration Fund

Class A
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	0.00%	(0.01)%	(0.01)%	(0.04)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class B
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	0.00%	(0.01)%	(0.01)%	(0.04)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class C
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	0.00%	(0.01)%	(0.01)%	(0.05)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Short-Term Fund
Class A
Net Investment Income Increase	$0.00	$0.00	$0.01	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	0.00	0.00	(0.01)	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	0.00%	0.01%	0.06%	0.03%	(0.01)%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class B
Net Investment Income Increase	$0.00	$0.00	$0.01	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	0.00	0.00	(0.01)	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	0.01%	0.05%	0.02%	(0.01)%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class C
Net Investment Income Increase	$0.00	$0.00	$0.01	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	0.00	0.00	(0.01)	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	0.01%	0.05%	0.03%	(0.01)%	0.00%

100  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	07/31/2000- 03/31/2001
Total Return Mortgage Fund
Class A
Net Investment Income (Decrease)	$(0.01)	$(0.01)	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.01	0.01	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.07)%	(0.14)%	(0.03)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	07/31/2000- 03/31/2001
Class B
Net Investment Income (Decrease)	$(0.01)	$(0.01)	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.01	0.01	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.06)%	(0.14)%	(0.02)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	07/31/2000- 03/31/2001
Class C
Net Investment Income (Decrease)	$(0.01)	$(0.01)	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.01	0.01	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.06)%	(0.13)%	(0.02)%	0.00%	0.00%

09.30.04  |  PIMCO Bond Funds Semi-Annual Report  101

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P., and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
	All Classes		Institutional	Admin	A, B and C Classes		Class D	Class R
Diversified Income Fund	0.45%		0.30%	N/A	0.50	%(2)	0.50%	N/A
Emerging Markets Bond Fund	0.45%		0.40%	0.40%	0.55%		0.55%	N/A
Floating Income Fund	0.30%		0.25%	N/A	0.40%		0.40%	N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%	N/A	0.45%		0.45%	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%	0.25%	0.45%		0.45%	0.45%
Global Bond Fund (U.S. Dollar-Hedged)	0.25%		0.30%	N/A	0.45%		N/A	N/A
GNMA Fund	0.25%		0.25%	N/A	0.40%		0.40%	N/A
High Yield Fund	0.25%		0.25%	0.25%	0.40%		0.40%	0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%	0.25%	0.40%		0.40%	N/A
Long-Term U.S. Government Fund	0.25%		0.25%	0.25%	0.40%		N/A	N/A
Low Duration Fund	0.25%		0.18%	0.18%	0.40%		0.25%	0.40%
Money Market Fund	0.15	%(3)	0.20%	0.20%	0.40	%(2)	N/A	N/A
Short-Term Fund	0.25%		0.20%	0.20%	0.40	%(2)	0.25%	0.40%
Total Return Mortgage Fund	0.25%		0.25%	0.25%	0.40%		0.40%	N/A

(1)	Effective November 7, 2002 through September 30, 2004, the Administration Fee for the Money Market Fund Class B shares was voluntarily waived by 0.35% per annum by the Administrator.
(2)	Effective October 1, 2004, the Administration Fee for the specific class shares of the noted Funds was reduced by 0.05%.
(3)	Effective October 1, 2004, the Advisory Fee for Money Market Fund was reduced by 0.03%.

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below, except Money Market Fund, are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Holding Period(1)
Floating Income, GNMA, Low Duration, Short-Term and Total Return Mortgage Funds	7 days

Diversified Income, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond and Long-Term U.S. Government Funds

30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

102  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

Distribution and Servicing Fees. PA Distributors LLC (“PAD”) is an indirect wholly-owned subsidiary of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2004.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
Money Market Fund	—	0.10
All other Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration Fund	0.50	0.25
Money Market Fund	—	0.10
Short-Term Fund	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2004, PAD received $4,258,061 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Floating Income and Foreign Bond (Unhedged) Funds administrative fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Inst’l Class	Class A	Class C	Class D
Floating Income Fund	0.55%	0.95%	1.70%	0.95%
Foreign Bond Fund (Unhedged)	0.50%	0.95%	1.70%	0.95%

        PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	03/31/2002	03/31/2003	03/31/2004	09/30/2004
Floating Income Fund	$0	$0	$0	$0
Foreign Bond Fund (Unhedged)	0	0	0	0

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net

09.30.04  |  PIMCO Bond Funds Semi-Annual Report  103

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2004, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Diversified Income Fund	$4,485	$0	$338,910	$196,225
Emerging Markets Bond Fund	0	0	3,052,190	3,076,440
Floating Income Fund	4,300	0	32,313	162
Foreign Bond Fund (Unhedged)	10,774	5,989	89,541	47,064
Foreign Bond Fund (U.S. Dollar-Hedged)	2,177,612	2,224,287	1,797,236	1,803,139
Global Bond Fund (U.S. Dollar-hedged)	107,515	67,695	96,422	126,609
GNMA Fund	2,584,996	2,448,788	0	408
High Yield Fund	75,310	5,478	2,289,582	2,825,399
Investment Grade Corporate Bond Fund	319	0	6,524	14,273
Long-Term U.S. Government Fund	780,320	963,581	32,904	69,646
Low Duration Fund	3,675,480	3,158,576	1,463,644	1,239,509
Short-Term Fund	1,073,391	1,326,567	685,062	488,701
Total Return Mortgage Fund	1,351,288	1,375,856	22,656	10,659

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Diversified Income Fund	Emerging Markets Bond Fund	Foreign Bond Fund (Unhedged) (1)	Foreign Bond Fund (U.S. Dollar-Hedged)	Global Bond Fund (U.S. Dollar-Hedged)	GNMA Fund
	Premium
Balance at 03/31/2004	$585	$0	$0	$9,019	$781	$867
Sales	146	1,827	35	725	85	644
Closing Buys	(117)	(30)	0	(906)	(48)	(592)
Expirations	(550)	(1,676)	(2)	(941)	(180)	0

Balance at 09/30/2004	$64	$121	$33	$7,897	$638	$919

	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Short-Term Fund	Total Return Mortgage Fund
	Premium
Balance at 03/31/2004	$24,892	$39	$1,896	$4,378	$9,437	$578
Sales	649	41	1,100	782	42	143
Closing Buys	(2,683)	(14)	(257)	(4,864)	(944)	(369)
Expirations	(5,717)	(49)	(2,099)	0	(6,221)	0

Balance at 09/30/2004	$17,141	$17	$640	$296	$2,314	$352

(1)	Period from April 30, 2004 to September 30, 2004.

104  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

6. Federal Income Tax Matters

At September 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Diversified Income Fund	$20,010	$(3,724)	$16,286
Emerging Markets Bond Fund	63,674	(2,423)	61,251
Floating Income Fund	134	(66)	68
Foreign Bond Fund (Unhedged)	1,094	(46)	1,048
Foreign Bond Fund (U.S. Dollar-Hedged)	154,079	(3,186)	150,893
Global Bond Fund (U.S. Dollar-Hedged)	9,724	(535)	9,189
GNMA Fund	402	(1,619)	(1,217)
High Yield Fund	399,409	(86,365)	313,044
Investment Grade Corporate Bond Fund	550	(142)	408
Long-Term U.S. Government Fund	13,357	(3,489)	9,868
Low Duration Fund	71,391	(44,260)	27,131
Money Market Fund	0	0	0
Short-Term Fund	11,747	(8,794)	2,953
Total Return Mortgage Fund	701	(723)	(22)

09.30.04  |  PIMCO Bond Funds Semi-Annual Report  105

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Diversified Income Fund				Emerging Markets Bond Fund				Floating Income Fund		Foreign Bond Fund (Unhedged)
	Six Months Ended 09/30/2004		Period from 07/31/2003 to 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Period from 07/30/2004 to 09/30/2004		Period from 04/30/2004 to 09/30/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class A	1,167	$12,309	2,368	$25,272	4,726	$48,418	26,806	$289,716	3,971	$39,917	512	$5,207
Class B	393	4,144	490	5,233	831	8,504	5,181	55,798	0	0	0	0
Class C	1,022	10,771	2,096	22,419	1,460	14,993	11,430	123,297	1	10	883	8,983
Other Classes	18,245	191,592	65,266	694,975	52,153	522,434	122,328	1,315,898	1,156	11,611	8,467	85,433

Issued as reinvestment of distributions

Class A	48	511	18	191	334	3,395	1,871	19,624	3	26	0	3
Class B	6	58	2	23	80	816	583	6,103	0	0	0	0
Class C	34	361	12	125	153	1,551	1,042	10,912	0	0	0	5
Other Classes	1,398	14,734	665	7,119	2,069	21,161	8,971	94,281	1	18	27	274

Cost of shares redeemed

Class A	(650)	(6,748)	(79)	(845)	(8,204)	(81,894)	(13,558)	(146,099)	(48)	(486)	0	0
Class B	(82)	(843)	(47)	(511)	(1,419)	(14,200)	(2,797)	(30,068)	0	0	0	0
Class C	(378)	(3,937)	(61)	(662)	(3,306)	(32,934)	(4,417)	(47,378)	0	0	(1)	(11)
Other Classes	(9,038)	(94,125)	(1,817)	(19,399)	(36,344)	366,790)	(96,551)	(1,039,633)	(299)	(3,021)	(355)	(3,607)

Net increase (decrease) resulting from Fund share transactions	12,165	$128,827	68,913	$733,940	12,533	$125,454	60,889	$652,451	4,785	$48,075	9,533	$96,287

	Investment Grade Corporate Bond Fund				Long-Term U.S. Government Fund				Low Duration Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class A	16	$176	0	$0	2,337	$25,263	8,257	$91,887	49,704	$507,767	168,320	$1,736,011
Class B	0	0	0	0	234	2,538	1,557	17,433	5,023	51,265	19,887	205,009
Class C	3	36	0	0	617	6,628	1,643	18,322	14,133	144,407	59,187	610,346
Other Classes	501	5,248	2,752	29,759	9,757	104,948	24,114	269,726	249,142	2,548,530	760,720	7,838,028

Issued as reinvestment of distributions

Class A	0	0	0	0	145	1,559	593	6,491	1,265	12,933	3,669	37,715
Class B	0	0	0	0	50	537	272	2,971	148	1,511	633	6,503
Class C	0	0	0	0	28	306	143	1,565	394	4,032	1,580	16,234
Other Classes	52	549	180	1,918	649	7,012	2,441	26,757	9,408	96,226	24,821	255,195

Cost of shares redeemed

Class A	0	0	0	0	(3,205)	(34,542)	(10,624)	(116,746)	(54,979)	(561,941)	(161,353)	(1,661,269)
Class B	0	0	0	0	(1,562)	(16,704)	(4,765)	(52,535)	(7,969)	(81,450)	(18,893)	(194,426)
Class C	0	0	0	0	(1,229)	(13,263)	(3,323)	(36,627)	(26,233)	(268,032)	(57,525)	(591,914)
Other Classes	(1,222)	(12,919)	(2,273)	(24,580)	(8,124)	(87,270)	(36,261)	(400,660)	(255,323)	(2,608,685)	(523,807)	(5,390,575)

Net increase (decrease) resulting from Fund share transactions	(650)	$(6,910)	659	$7,097	(303)	$(2,988)	(15,953)	$(171,416)	(15,287)	$(153,437)	277,239	$2,866,857

106  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

	Foreign Bond Fund (U.S. Dollar-Hedged)				Global Bond Fund (U.S. Dollar-Hedged)				GNMA Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class A	6,274	$65,570	19,092	$203,475	737	$7,323	2,210	$22,309	1,177	$12,942	4,726	$52,197
Class B	320	3,352	1,782	19,003	102	1,016	529	5,339	301	3,299	1,240	13,710
Class C	1,318	13,787	5,655	60,221	345	3,411	1,208	12,159	377	4,146	2,191	24,194
Other Classes	23,218	242,752	65,777	697,992	610	6,041	3,311	32,989	17,810	196,690	23,189	256,706

Issued as reinvestment of distributions

Class A	224	2,342	861	9,023	24	235	90	890	54	594	177	1,948
Class B	27	282	163	1,703	6	59	32	317	17	193	100	1,095
Class C	62	650	336	3,516	10	97	53	530	21	234	130	1,428
Other Classes	1,261	13,205	4,843	50,816	126	1,257	453	4,511	208	2,286	355	3,906

Cost of shares redeemed

Class A	(4,364)	(45,646)	(15,966)	(169,629)	(336)	(3,340)	(1,827)	(18,270)	(1,291)	(14,186)	(6,290)	(69,338)
Class B	(949)	(9,920)	(1,857)	(19,624)	(318)	(3,162)	(615)	(6,160)	(808)	(8,868)	(2,613)	(28,790)
Class C	(2,142)	(22,402)	(4,289)	(45,362)	(445)	(4,418)	(1,162)	(11,621)	(1,229)	(13,494)	(4,779)	(52,659)
Other Classes	(25,041)	(261,943)	(50,788)	(537,444)	(849)	(8,398)	(3,644)	(36,408)	(13,728)	(150,179)	(13,216)	(145,869)

Net increase (decrease) resulting from Fund share transactions	208	$2,029	25,609	$273,690	12	$121	638	$6,585	2,909	$33,657	5,210	$58,528

	High Yield Fund				Money Market Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class A	20,518	$194,861	118,554	$1,113,510	110,905	$110,904	458,248	$458,248
Class B	3,714	35,376	30,341	284,599	65,253	65,252	77,992	77,992
Class C	7,935	75,478	62,874	589,923	106,699	106,699	171,847	171,847
Other Classes	126,657	1,204,466	504,984	4,765,508	159,453	159,454	680,711	680,707

Issued as reinvestment of distributions

Class A	2,686	25,585	5,586	53,098	245	245	345	345
Class B	1,165	11,096	2,411	22,914	57	57	32	32
Class C	1,981	18,872	4,309	40,948	303	303	418	418
Other Classes	12,257	116,801	25,843	245,521	850	850	2,027	2,027

Cost of shares redeemed

Class A	(36,025)	(342,248)	(102,760)	(973,230)	(85,433)	(85,433)	(471,230)	(471,230)
Class B	(11,113)	(105,345)	(18,023)	(171,400)	(39,768)	(39,768)	(103,071)	(103,071)
Class C	(22,618)	(214,439)	(40,856)	(388,044)	(83,302)	(83,302)	(214,998)	(214,998)
Other Classes	(134,804)	(1,281,118)	(482,221)	(4,578,273)	(183,823)	(183,823)	(664,754)	(664,754)

Net increase (decrease) resulting from Fund share transactions	(27,647)	$(260,615)	111,042	$1,005,074	51,439	$51,438	(62,433)	$(62,437)

	Short-Term Fund				Total Return Mortgage Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class A	14,265	$143,274	74,687	$750,421	457	$4,915	1,829	$19,671
Class B	1,428	14,336	2,495	25,041	129	1,389	569	6,118
Class C	4,447	44,655	20,762	208,558	249	2,673	1,177	12,649
Other Classes	175,561	1,763,273	383,492	3,853,457	2,698	29,040	8,447	91,040

Issued as reinvestment of distributions

Class A	274	2,753	894	8,985	25	264	82	885
Class B	3	33	12	116	8	88	33	358
Class C	81	810	256	2,577	12	134	57	614
Other Classes	2,147	21,563	4,269	42,890	157	1,684	641	6,888

Cost of shares redeemed

Class A	(24,749)	(248,568)	(87,913)	(883,283)	(589)	(6,310)	(2,097)	(22,517)
Class B	(718)	(7,211)	(2,057)	(20,657)	(252)	(2,707)	(587)	(6,310)
Class C	(9,604)	(96,448)	(22,700)	(228,048)	(521)	(5,573)	(2,142)	(23,051)
Other Classes	(130,194)	(1,307,738)	(297,971)	(2,993,785)	(5,728)	(61,099)	(12,242)	(131,563)

Net increase (decrease) resulting from Fund share transactions	32,941	$330,732	76,226	$766,272	(3,355)	$(35,502)	(4,233)	$(45,218)

09.30.04  |  PIMCO Bond Funds Semi-Annual Report  107

Notes to Financial Statements

September 30, 2004 (Unaudited)

8. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.) (“Allianz”), PIMCO’s parent company, PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) (entities affiliated with PIMCO through common ownership by Allianz), in connection with the same matter. In the New Jersey Settlement, Allianz, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that Allianz, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”). The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

On February 20, 2004, a putative class action lawsuit was filed in the United States District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against Allianz, PAD, PIMCO, PEA, PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”), MMS Funds, PIMCO Variable Insurance Trust (“PVIT”), PIMCO Commercial Mortgage Securities Trust, Inc. (“PCM”) and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the United States District Court for the District of Connecticut on February 27, 2004 (naming as defendants Allianz, PAD, PEA, the PIMS Funds, the MMS Funds, PVIT, PCM and certain other parties); (2) a lawsuit filed in the United States District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, Allianz, PEA and PAD); (3) a lawsuit filed in United States District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the United States District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the United States District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming Allianz, PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”) and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the United States District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming Allianz, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the United States District Court for the District of New Jersey on April 20, 2004 (naming Allianz, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the United States District Court for the Northern District of California on April 28, 2004 (naming Allianz, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds,” including the PIMS Funds, as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the United States District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against Allianz, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the United States District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

PIMCO and the Trust believe that these developments will not have a material adverse effect on the Trust or on PIMCO’s ability to perform its investment advisory services on behalf of the Trust.

108  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

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Pacific Investment Management Series

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Advisors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.pimcoadvisors.com.

Receive this document electronically and eliminate paper mailings

PIMCO Advisors offers you the option to receive your shareholder communications online.

This service, called eDelivery, allows you to access annual and semi-annual reports, prospectuses and proxy statements through the Internet, eliminating paper mailings from being sent to your home. To sign up, just go to www.pimcoadvisors.com/edelivery and complete the short enrollment form.

This page is not part of the report	PZ013_12265

Semi-Annual Report

09.30.04

PIMCO Bond Funds

Share Class D

SHORT DURATION BOND FUNDS

Short-Term Fund

Low Duration Fund

Floating Income Fund

INTERMEDIATE DURATION BOND FUNDS

Diversified Income Fund

Investment Grade Corporate Bond Fund

MORTGAGE-BACKED BOND FUNDS

GNMA Fund

Total Return Mortgage Fund

INTERNATIONAL BOND FUNDS

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Emerging Markets Bond Fund

HIGH YIELD BOND FUND

High Yield Fund

REAL RETURN STRATEGY FUNDS

Real Return Fund

CommodityRealReturn Strategy Fund

RealEstateRealReturn Strategy Fund

All Asset Fund

TAX-EXEMPT BOND FUNDS

Short Duration Municipal Income Fund

Municipal Bond Fund

California Intermediate Municipal Bond Fund

California Municipal Bond Fund

New York Municipal Bond Fund

EQUITY-RELATED FUNDS

StocksPLUS Fund

StocksPLUS Total Return Fund

International StocksPLUS

TR Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds: Pacific Investment Management Series prospectuses. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the PIMCO Funds: Pacific Investment Management Series (“the Trust”). Assets in the Trust stood at $165 billion as of September 30, 2004, the Trust’s fiscal half-year end.

Bonds rallied in third quarter 2004 as the economy slowed, hitting what Federal Reserve Chairman Alan Greenspan called a “soft patch.” Weak employment growth and expectations of lower inflation prompted a decrease in interest rates, which boosted all bond market sectors. The third quarter was essentially a reversal of the second quarter, when a stronger labor market and anticipation that the Federal Reserve would begin tightening caused interest rates to move higher. During the semi-annual period, the Fed initiated three 0.25% rate increases. Bond market gains in the third quarter 2004 came despite two of those rate hikes, and the federal funds rate ended the six-month period at 1.75%. The Fed also indicated it would raise rates in the future at a “measured” pace as it attempts to move toward a neutral policy stance that neither restrains nor stimulates the economy.

The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 3.20% in the third quarter 2004, but only 0.67% for the April through September semi-annual period. The yield on the benchmark ten-year Treasury fell 0.46% during the third quarter, but rose 0.28% for the six-month reporting period to end at 4.12%. While yields on all but the very shortest maturity securities fell during the third quarter, ten-year yields fell the most, causing the two- to ten-year portion of the yield curve to flatten. This flattening suggested that bond markets were not optimistic about the economy’s forward growth prospects.

During the reporting period, the Trust continued to enhance its bond fund offerings by launching the PIMCO Floating Income Fund. The Fund seeks maximum current yield consistent with prudent investment management by investing primarily in variable and floating rate securities and their economic equivalents.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those main factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call PIMCO Advisors at 1-800-426-0107. We also invite you to visit our website at www.pimcoadvisors.com.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. The oldest share classes for the Diversified Income Fund, Floating Income, Foreign Bond Fund (Unhedged), InternationalStocksPLUS Total Return and RealEstateRealReturn include the D share class. The oldest share class for Real Return and Emerging Markets Bond is Class A shares. D Shares were first offered in 4/98 and 3/00, respectively. The oldest share class for the remaining Funds is the Institutional share class, and the D shares were first offered in (month/year): CA Intermediate Municipal (1/00), NY Municipal (1/00), Short Duration Municipal (1/00), CA Municipal (8/00), GNMA (5/01), CommodityRealReturn (11/02), All Asset (4/03), StocksPlus Total Return (7/03), Investment Grade Corporate Bond (7/04), and all Funds not detailed above (4/98). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the D shares. Those returns are calculated by adjusting the returns of the oldest share class to reflect the D shares’ different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax.

Investments in commodities may be affected by overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes and international economic and political developments. A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities.

The All Asset Fund invests in a portfolio of mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted.

The Diversified Income Fund changed its primary benchmark index from the blended index of 1/3 weight in each of the following indices: the Lehman Brothers Global Credit Hedged USD Index, the Merrill Lynch Global High Yield BB-B (Hedged to USD) Rated Index, and the J.P. Morgan EMBI Global Index to the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Credit Hedged USD Index more closely reflects the universe of securities in which the Fund invests.

The Change in Value charts reflect any recurring fees associated with the specified share class. As no sales charges apply to the specific share class in this report, none were deducted from these charts. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. PA Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

4  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

Important Information (Cont.)

Information about how the Funds voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov.

Copies of the policies and procedures the Funds’ adviser and subadvisers use in determining how to vote proxies for the Funds are available without charge, upon request by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov.

Beginning with the third quarter of the fiscal year ending March 31, 2005, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of the fiscal year on Form N-Q, which will be available on the SEC’s website at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-866-746-2606. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 04/01/04 to 09/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses].

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  5

A REAL RETURN STRATEGY FUND

PIMCO All Asset Fund

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Funds offered in the PIMCO Funds: Pacific Investment Management Series prospectus, except the All Asset All Authority Fund.

•	For the six-month period ended September 30, 2004, the Fund’s Class D shares returned 0.65% versus 0.94% for its primary benchmark, the Lehman Brothers: U.S. TIPS 1-10 Year Index.

•	“Real Return” strategies, which comprised of the Real Return, Real Return Asset, CommodityRealReturn Strategy, and RealEstateRealReturn Strategy Funds represented 38% of the Fund’s investments as of September 30, 2004. Each Fund outperformed its respective benchmark over the six-month period. The Fund’s overweight to “Real Return” strategies, particularly real estate and commodities, was the main contributor to tactical asset allocation alpha as the DJ-AIG Commodity Index Total Return returned 2.22% and the Wilshire REIT Index returned 2.44% for the six months ended September 30, 2004.

•	U.S. nominal bond strategies, which comprised of the GNMA and High Yield Funds represented 16% of the Fund’s investments as of September 30, 2004. Both Funds outperformed their respective benchmark over the six-month period. The Fund’s underweight to U.S. nominal bonds was a negative to tactical asset allocation alpha, as core nominal bond funds had positive performance for the period.

•	Equity strategies, which comprised of the StocksPLUS, StocksPLUS Total Return, and International StocksPLUS TR Strategy Funds represented 29% of the Fund’s investments as of September 30, 2004. The StocksPLUS Fund underperformed its benchmark and the StocksPLUS Total Return and International StocksPLUS TR Strategy Funds both outperformed their respective benchmarks. The Fund’s overweight to equities was a negative for performance, as the S&P 500 Index returned–0.18% for the six-month period.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (07/31/02)
PIMCO All Asset Fund Class D	0.65%	12.19%	—	—	15.61%
Lehman Brothers: U.S. TIPS 1-10 Year Index	0.94%	5.75%	—	—	—
All Asset Benchmark Composite Index	1.24%	11.13%	—	—	—
Lipper Flexible Portfolio Fund Average	–0.72%	10.07%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,006.50	$1,020.81
Expenses Paid During Period	$4.28	$4.31

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the underlying PIMS Funds, based upon the allocation of the Fund’s assets among the underlying PIMS Funds which are indirectly borne by the shareholders of the Fund. The underlying Fund expenses are currently capped at 0.60%.

Change in Value  For periods ended 09/30/04

MONTH	All Asset Share Class D	Lehman Brothers: U.S. TIPS 1-10 Year Index	All Asset Benchmark Composite Index
07/31/2002	10,000	10,000	10,000
08/31/2002	10,474	10,241	10,297
09/30/2002	10,547	10,493	10,216
10/31/2002	10,501	10,363	10,318
11/30/2002	10,785	10,268	10,503
12/31/2002	11,163	10,552	10,664
01/31/2003	11,239	10,638	10,746
02/28/2003	11,702	10,956	10,934
03/31/2003	11,455	10,896	10,864
04/30/2003	11,612	10,872	11,134
05/31/2003	12,254	11,193	11,572
06/30/2003	12,147	11,171	11,534
07/31/2003	11,594	10,817	11,233
08/31/2003	11,820	10,960	11,411
09/30/2003	12,204	11,254	11,677
10/31/2003	12,399	11,272	11,828
11/30/2003	12,512	11,238	11,931
12/31/2003	12,872	11,303	12,278
01/31/2004	13,052	11,411	12,444
02/29/2004	13,371	11,634	12,656
03/31/2004	13,602	11,790	12,817
04/30/2004	12,709	11,402	12,328
05/31/2004	13,006	11,543	12,437
06/30/2004	13,084	11,535	12,533
07/31/2004	13,105	11,678	12,553
08/31/2004	13,478	11,889	12,828
09/30/2004	13,690	11,901	12,976

PIMCO Funds Allocation*

CommodityRealReturn Strategy	16.4%
StocksPLUS	13.0%
StocksPLUS Total Return	10.3%
High Yield	9.5%
Emerging Markets Bond	9.3%
Real Return Asset	8.3%
Real Return	7.8%
GNMA	6.5%
International StocksPLUS TR Strategy	5.8%
RealEstateRealReturn Strategy	5.5%
Other	7.6%

*	% of total investments as of September 30, 2004

6  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO California Intermediate Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class D shares returned 0.41% for the six-month period ended September 30, 2004, underperforming the 1.39% return of the Fund’s benchmark, the Lehman Brothers California Intermediate Municipal Bond Index.

•	The return of the Lipper California Intermediate Municipal Debt Fund Average, which consists of California municipal funds with average maturities between five and 10 years, was 0.86% for the six-month period ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was negative for performance as municipal yields decreased across the curve.

•	Interest rate hedging strategies were negative for performance as long Treasuries outperformed long municipals.

•	The Fund’s average credit quality was AA- at the end of the period versus the benchmark’s average of AA2/AA3.

•	The Fund’s Class D SEC yield after fees at September 30, 2004 was 3.50%, or 6.29% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and state tax rate of 9.30%.

•	California yields rallied across the curve as 10-year municipals decreased by 0.30%. 20-year and 30-year maturities decreased by 0.36% and 0.12%, respectively.

•	The yield ratio between 10-year California municipals and Treasuries declined as Treasury yields increased and California municipal yields fell.

•	Exposure to tobacco securitization helped performance as the sector rallied due to increased demand for high yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as these securities outperformed the national market across all maturities. Yield premiums tightened over the third quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (08/31/99)
PIMCO CA Intermediate Municipal Bond Fund Class D	0.41%	3.43%	5.08%	—	5.13%
Lehman Brothers California Intermediate Municipal Bond Index	1.39%	3.93%	6.14%	—	—
Lipper California Intermediate Municipal Debt Fund Average	0.86%	2.82%	5.36%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,004.10	$1,020.81
Expenses Paid During Period	$4.27	$4.31

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	California Intermediate Municipal Bond Share Class D	Lehman Brothers California Intermediate Municipal Bond Index

08/31/1999	10,000	10,000
09/30/1999	10,067	10,064
10/31/1999	9,989	9,998
11/30/1999	10,071	10,080
12/31/1999	10,024	9,988
01/31/2000	10,052	10,044
02/29/2000	10,114	10,099
03/31/2000	10,292	10,248
04/30/2000	10,265	10,169
05/31/2000	10,311	10,197
06/30/2000	10,503	10,427
07/31/2000	10,638	10,569
08/31/2000	10,789	10,734
09/30/2000	10,754	10,672
10/31/2000	10,820	10,735
11/30/2000	10,870	10,783
12/31/2000	11,048	10,956
01/31/2001	11,225	11,151
02/28/2001	11,241	11,148
03/31/2001	11,344	11,199
04/30/2001	11,159	10,995
05/31/2001	11,350	11,187
06/30/2001	11,415	11,252
07/31/2001	11,551	11,436
08/31/2001	11,781	11,647
09/30/2001	11,766	11,614
10/31/2001	11,823	11,746
11/30/2001	11,770	11,613
12/31/2001	11,674	11,491
01/31/2002	11,835	11,726
02/28/2002	11,937	11,865
03/31/2002	11,771	11,580
04/30/2002	11,957	11,840
05/31/2002	12,053	11,956
06/30/2002	12,129	12,064
07/31/2002	12,175	12,209
08/31/2002	12,237	12,384
09/30/2002	12,449	12,671
10/31/2002	12,228	12,342
11/30/2002	12,233	12,345
12/31/2002	12,380	12,565
01/31/2003	12,312	12,494
02/28/2003	12,409	12,673
03/31/2003	12,377	12,688
04/30/2003	12,371	12,766
05/31/2003	12,542	13,058
06/30/2003	12,494	12,959
07/31/2003	12,175	12,514
08/31/2003	12,187	12,647
09/30/2003	12,469	13,043
10/31/2003	12,485	12,960
11/30/2003	12,631	13,039
12/31/2003	12,723	13,138
01/31/2004	12,765	13,226
02/29/2004	12,920	13,441
03/31/2004	12,844	13,369
04/30/2004	12,619	13,034
05/31/2004	12,532	13,026
06/30/2004	12,607	13,119
07/31/2004	12,714	13,245
08/31/2004	12,869	13,516
09/30/2004	12,896	13,555

Regional Breakdown*

California	72.6%
Puerto Rico	12.5%
Virgin Islands	4.7%
Washington	3.6%
Short-Term Instruments	2.3%
Other	4.3%

*	% of total investments as of September 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  7

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO California Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class D shares returned 0.25% for the six-month period ended September 30, 2004, underperforming the 1.39% return of the Fund’s benchmark, the Lehman Brothers California Insured Municipal Bond Index.

•	The return of the Lipper California Municipal Debt Fund Average, which consists of California municipal funds with average maturities of 10 years or more, was 1.34% for the six-month period ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was negative for performance as municipal yields decreased across the curve.

•	Interest rate hedging strategies were negative for performance as long Treasuries outperformed long municipals.

•	The Fund’s average credit quality was AA at the end of the period versus the benchmark’s average of AAA.

•	The Fund’s Class D SEC yield after fees at September 30, 2004 was 3.21%, or 5.77% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and state tax rate of 9.30%.

•	California yields rallied across the curve as 10-year municipals decreased by 0.30%. 20-year and 30-year maturities decreased by 0.36% and 0.12%, respectively.

•	The yield ratio between 10-year California municipals and Treasuries declined as Treasury yields increased and California municipal yields fell.

•	Exposure to tobacco securitization helped performance as the sector rallied due to increased demand for high yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as these securities outperformed the national market across all maturities. Yield premiums tightened over the third quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (05/16/00)
PIMCO CA Municipal Bond Fund Class D	0.25%	3.84%	—	—	6.50%
Lehman Brothers California Insured Municipal Bond Index	1.39%	4.96%	—	—	—
Lipper California Municipal Debt Fund Average	1.34%	4.64%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,002.50	$1,020.81
Expenses Paid During Period	$4.27	$4.31

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	California Municipal Bond Share Class D	Lehman Brothers California Insured Municipal Bond Index

MONTH
05/31/2000	10,000	10,000
06/30/2000	10,207	10,321
07/31/2000	10,347	10,475
08/31/2000	10,490	10,715
09/30/2000	10,461	10,658
10/31/2000	10,520	10,748
11/30/2000	10,579	10,832
12/31/2000	10,794	11,114
01/31/2001	10,958	11,219
02/28/2001	11,040	11,238
03/31/2001	11,110	11,329
04/30/2001	10,825	11,114
05/31/2001	11,085	11,278
06/30/2001	11,184	11,328
07/31/2001	11,426	11,520
08/31/2001	11,640	11,813
09/30/2001	11,642	11,751
10/31/2001	11,783	11,906
11/30/2001	11,690	11,821
12/31/2001	11,615	11,699
01/31/2002	11,738	11,885
02/28/2002	11,901	12,014
03/31/2002	11,534	11,724
04/30/2002	11,749	11,949
05/31/2002	11,900	12,044
06/30/2002	12,033	12,136
07/31/2002	12,030	12,279
08/31/2002	12,139	12,477
09/30/2002	12,473	12,808
10/31/2002	12,158	12,496
11/30/2002	12,194	12,479
12/31/2002	12,441	12,740
01/31/2003	12,274	12,671
02/28/2003	12,422	12,870
03/31/2003	12,429	12,896
04/30/2003	12,484	13,017
05/31/2003	12,748	13,333
06/30/2003	12,667	13,228
07/31/2003	12,208	12,726
08/31/2003	12,260	12,808
09/30/2003	12,560	13,171
10/31/2003	12,586	13,140
11/30/2003	12,730	13,284
12/31/2003	12,863	13,402
01/31/2004	12,950	13,474
02/29/2004	13,171	13,711
03/31/2004	13,010	13,634
04/30/2004	12,689	13,271
05/31/2004	12,599	13,220
06/30/2004	12,687	13,288
07/31/2004	12,791	13,471
08/31/2004	13,005	13,765
09/30/2004	13,044	13,824

Regional Breakdown*

California	74.6%
New York	6.0%
Virgin Islands	4.2%
Louisiana	3.8%
New Jersey	3.4%
Short-Term Instruments	3.0%
Other	5.0%

*	% of total investments as of September 30, 2004

8  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

A REAL RETURN STRATEGY FUND

PIMCO CommodityRealReturn Strategy Fund

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

•	For the six-month period ended September 30, 2004, the Fund’s Class D shares returned 1.98%, slightly underperforming the 2.22% return of the Dow Jones-AIG Commodity Index Total Return for the same period.

•	The Fund invested the collateral backing its commodity derivatives positions primarily in Treasury Inflation-Protected Securities (TIPS), implementing a “double real”™ strategy. This was slightly positive for performance as TIPS outperformed the T-Bill rate embedded in the benchmark.

•	For the six-month period, 10-year real yields increased by 0.29%, compared to a 0.28% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.41% at September 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.42% on March 31, 2004. The 6-month Consumer Price Index for All Urban Consumers change for the period ended September 30, 2004 was 1.34%.

•	The effective duration of the Fund was 5.64 years on September 30, 2004, compared to a duration of 6.47 years for the Lehman Brothers: U.S. TIPS Index.

•	The Fund’s real duration exposure versus the benchmark over the six-month period was positive for performance. This was mostly due to the first three months, when the Fund’s duration was significantly below the duration of the benchmark.

•	Short nominal bond positions were positive for performance over the six-month period as nominal yields rose.

•	The Fund was overweight shorter maturity TIPS for the entire period. This was negative for performance as the real yield curve flattened.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund Class D	1.98%	33.70%	—	—	33.06%
Dow Jones-AIG Commodity Index Total Return	2.22%	28.12%	—	—	—
Lipper Specialty/Miscellaneous Fund Average	0.75%	19.75%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,019.80	$1,018.85
Expenses Paid During Period	$6.28	$6.28

Expenses are equal to the expense ratio of 1.24% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	Commodity RealReturn Strategy Share Class D	Dow Jones-AIG Commodity Index Total Return
MONTH
06/30/2002	10,000	10,000
07/31/2002	10,316	9,946
08/31/2002	11,071	10,338
09/30/2002	11,772	10,727
10/31/2002	11,435	10,616
11/30/2002	11,450	10,646
12/31/2002	12,412	11,168
01/31/2003	13,388	12,027
02/28/2003	14,353	12,432
03/31/2003	12,905	11,494
04/30/2003	12,776	11,423
05/31/2003	14,074	12,090
06/30/2003	13,610	11,791
07/31/2003	13,029	11,862
08/31/2003	13,793	12,331
09/30/2003	14,249	12,341
10/31/2003	14,929	12,930
11/30/2003	14,962	12,890
12/31/2003	16,026	13,840
01/31/2004	16,462	14,091
02/29/2004	17,884	15,005
03/31/2004	18,685	15,469
04/30/2004	17,528	15,194
05/31/2004	18,102	15,452
06/30/2004	17,298	14,811
07/31/2004	17,779	15,073
08/31/2004	17,852	14,798
09/30/2004	19,057	15,811

Sector Breakdown*

U.S. Treasury Obligations**	96.4%
Foreign Currency-Denominated Issues	0.8%
Corporate Bonds and Notes	0.7%
Other	2.1%

*	% of total investments as of September 30, 2004
**	Primarily Treasury Inflation Protected Securities (TIPS) serving as collateral for commodity-linked derivative positions.

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  9

AN INTERMEDIATE DURATION BOND FUND

PIMCO Diversified Income Fund

•	The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class D shares returned 2.67% over the six-month period ended September 30, 2004, outperforming the 1.51% return of the Lehman Brothers Global Credit Hedged USD Index and outperforming its custom benchmark**, which returned 2.61% for the same period.

•	Asset allocation among the three credit sectors—emerging market sovereign debt, global high yield credit and global investment grade credit—was an important driver of relative outperformance during the six-month period.

•	An overweight to emerging markets, the top performing sector over the period, and an underweight to investment grade credits, the worst performing sector, each contributed positively to returns. A benchmark weight in high yield was neutral for relative performance.

•	Within the Fund’s emerging markets allocation, an overweight to Brazil was a significant contributor to performance. Brazilian bonds rallied during the period, supported by positive economic data releases and rating agency upgrades.

•	Within the investment grade and high yield sectors, an overweight to both energy and utility issues was positive for relative performance. These sectors benefited from improving credit qualities as rating upgrades outpaced downgrades, as well as from light new issuance, which created favorable market technicals. These sectors also benefited from a macroeconomic environment that proved positive for non-cyclicals.

•	Modest emerging market currency exposure was positive for performance; higher commodity prices supported the currencies of commodity exporting countries.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (07/31/03)
PIMCO Diversified Income Fund Class D	2.67%	9.18%	—	—	12.38%
Lehman Brothers Global Credit Hedged USD Index	1.51%	5.29%	—	—	—
33% Lehman Brothers Global Credit Hedged USD Index	2.61%	9.02%	—	—	—
33% Merrill Lynch Global High Yield BB-B Rated Index,
33% J.P. Morgan Emerging Markets Bond (Blended Index)**
Lipper Multi-Sector Income Fund Average	1.87%	7.88%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,026.70	$1,019.05
Expenses Paid During Period	$6.10	$6.07

Expenses are equal to the expense ratio of 1.20% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Diversified Income Share Class D	Lehman Brothers Global Credit Hedged USD Index	33% Lehman Brothers Global Credit Hedged USD Index, 33% Merrill Lynch Global High Yield BB-B Rated Index, 33% J.P. Morgan Emerging Markets Bond (Blended Index)**
07/31/2003	10,000	10,000	10,000
08/31/2003	10,208	10,050	10,131
09/30/2003	10,497	10,297	10,412
10/31/2003	10,571	10,236	10,456
11/30/2003	10,700	10,279	10,548
12/31/2003	10,949	10,419	10,760
01/31/2004	11,025	10,498	10,849
02/29/2004	11,014	10,593	10,912
03/31/2004	11,164	10,680	11,063
04/30/2004	10,773	10,475	10,764
05/31/2004	10,674	10,399	10,634
06/30/2004	10,811	10,450	10,742
07/31/2004	10,982	10,559	10,934
08/31/2004	11,313	10,766	11,219
09/30/2004	11,461	10,842	11,351

Sector Breakdown*

Corporate Bonds & Notes	45.1%
Sovereign Issues	28.5%
Short-Term Instruments	18.0%
Foreign Currency-Denominated Issues	7.6%
Other	0.8%

*	% of total investments as of September 30, 2004
**	This benchmark was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: the Lehman Brothers Global Credit Hedged USD Index; the ML Global High Yield BB/B Index (hedged to US$), and the JPM EMBI Global Index. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD. It is not possible to invest directly in the index.

10  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

AN INTERNATIONAL BOND FUND

PIMCO Emerging Markets Bond Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers that economically are tied to countries with emerging securities markets.

•	The Fund’s Class D shares returned 2.58% for the six-month period ended September 30, 2004, underperforming the 3.05% return of the Fund’s benchmark, the J.P. Morgan Emerging Markets Bond Index Global.

•	An overweight to Brazil was a significant contributor to performance. Brazilian bonds rallied during the period, supported by positive economic data releases and rating agency upgrades.

•	An underweight to Venezuela detracted from returns, as the bonds of this oil-producing country benefited from higher oil prices.

•	An underweight in Uruguay detracted from returns, as the country was among the top performers in the asset class. Positive economic news, a rating upgrade to B from S&P and rumors of debt repurchases fueled the rally.

•	Modest emerging markets currency exposure was positive for performance; higher commodity prices supported the currencies of commodity exporting countries.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class D	2.58%	11.79%	20.49%	—	13.39%
J.P. Morgan Emerging Markets Bond Index Global	3.05%	11.55%	14.33%	—	—
Lipper Emerging Markets Debt Fund Average	2.77%	12.09%	16.42%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,025.80	$1,018.80
Expenses Paid During Period	$6.35	$6.33

Expenses are equal to the expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Emerging Markets Bond Share Class D	J.P. Morgan Emerging Markets Bond Index Global

07/31/1997	10,000	10,000
08/31/1997	9,879	9,952
09/30/1997	10,150	10,228
10/31/1997	8,992	9,144
11/30/1997	9,464	9,532
12/31/1997	9,703	9,765
01/31/1998	9,714	9,812
02/28/1998	9,988	10,071
03/31/1998	10,283	10,300
04/30/1998	10,306	10,324
05/31/1998	9,971	10,012
06/30/1998	9,641	9,758
07/31/1998	9,786	9,815
08/31/1998	7,056	7,132
09/30/1998	7,603	7,748
10/31/1998	7,999	8,243
11/30/1998	8,635	8,808
12/31/1998	8,529	8,637
01/31/1999	8,231	8,441
02/28/1999	8,393	8,524
03/31/1999	8,958	9,089
04/30/1999	9,703	9,648
05/31/1999	9,093	9,150
06/30/1999	9,364	9,501
07/31/1999	9,302	9,343
08/31/1999	9,283	9,349
09/30/1999	9,696	9,643
10/31/1999	10,006	9,984
11/30/1999	10,274	10,252
12/31/1999	10,754	10,726
01/31/2000	10,514	10,561
02/29/2000	11,133	11,128
03/31/2000	11,412	11,431
04/30/2000	11,193	11,220
05/31/2000	10,973	10,961
06/30/2000	11,485	11,471
07/31/2000	11,761	11,799
08/31/2000	12,169	12,175
09/30/2000	12,006	12,044
10/31/2000	11,802	11,800
11/30/2000	11,859	11,752
12/31/2000	12,276	12,271
01/31/2001	12,792	12,863
02/28/2001	12,745	12,692
03/31/2001	12,848	12,550
04/30/2001	12,922	12,489
05/31/2001	13,208	12,790
06/30/2001	13,606	12,985
07/31/2001	13,707	12,313
08/31/2001	14,407	12,864
09/30/2001	13,883	12,443
10/31/2001	14,463	12,450
11/30/2001	15,232	12,291
12/31/2001	15,685	12,438
01/31/2002	16,068	12,668
02/28/2002	16,795	13,143
03/31/2002	16,822	13,157
04/30/2002	17,043	13,287
05/31/2002	16,835	13,218
06/30/2002	15,650	12,551
07/31/2002	14,571	11,983
08/31/2002	15,753	12,860
09/30/2002	15,079	12,504
10/31/2002	16,342	13,274
11/30/2002	16,942	13,651
12/31/2002	17,630	14,070
01/31/2003	18,036	14,302
02/28/2003	18,779	14,759
03/31/2003	19,458	14,999
04/30/2003	20,721	15,852
05/31/2003	21,560	16,509
06/30/2003	21,472	16,508
07/31/2003	20,615	15,924
08/31/2003	21,252	16,311
09/30/2003	22,030	16,883
10/31/2003	22,217	16,966
11/30/2003	22,617	17,174
12/31/2003	23,280	17,679
01/31/2004	23,536	17,770
02/29/2004	23,430	17,832
03/31/2004	24,009	18,276
04/30/2004	22,283	17,284
05/31/2004	22,093	17,027
06/30/2004	22,493	17,277
07/31/2004	23,085	17,791
08/31/2004	24,234	18,525
09/30/2004	24,632	18,834

Country Allocation*

Short-Term Instruments	34.9%
Brazil	22.7%
Mexico	10.8%
Russia	10.8%
Ukraine	3.5%
Peru	2.7%
Tunisia	2.3%
Panama	2.2%
South Africa	2.1%
Other	8.0%

*	% of total investments as of September 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  11

A SHORT DURATION BOND FUND

PIMCO Floating Income Fund

•	The Fund seeks maximum current yield consistent with prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	The Fund employs a multi-sector strategy that invests in global corporate credit (investment grade and high yield) and in emerging market sovereign credit, and seeks to capitalize on attractive investment opportunities offered by these sectors while minimizing interest rate exposure.

•	Since the Fund’s inception on July 30, 2004 through September 30, 2004, its Class D shares returned 0.92%.

•	The Fund may invest a maximum of 10% of its total assets in securities rated below B.

•	The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S.-dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

•	The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed one year.

Cumulative Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (07/30/04)
PIMCO Floating Income Fund Class D	—	—	—	—	0.92%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (07/30/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,009.20	$1,006.99
Expenses Paid During Period	$1.65	$1.65

Expenses are equal to the expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since the Fund commenced operations on 07/30/04).

Sector Breakdown*

Short-Term Instruments	27.0%
Corporate Bonds & Notes	26.6%
Sovereign Issues	26.5%
Asset-Backed Securities	10.9%
U.S. Government Agencies	8.6%
Other	0.4%

*	% of total investments as of September 30, 2004

12  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund (Unhedged)

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies.

•	Since the Fund’s inception on April 30, 2004 through September 30, 2004, its Class D shares returned 3.74%.

•	Despite a surge in Treasuries during the third quarter, the Fund’s underweight to U.S. duration over the period contributed to outperformance, as yields rose in the second quarter due to strong growth and fears of aggressive tightening by the Federal Reserve.

•	An overweight to Euroland duration relative to the benchmark was positive as yields fell in response due to slowing growth.

•	Tactical strategies to exploit wider swap spreads in the U.S., Europe, and Japan detracted from performance as swap spreads narrowed due to falling yields.

•	Currency strategies detracted from performance. The yen and Canadian dollar retreated, as rising U.S. rates forced market participants to unwind leveraged strategies.

Cumulative Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class D	—	—	—	—	3.74%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/30/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,037.40	$1,017.09
Expenses Paid During Period	$4.08	$4.04

Expenses are equal to the expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the period since the Fund’s Class D Shares commenced operations on 04/30/04).

Sector Breakdown*

Short-Term Instruments	48.8%
United States	12.0%
United Kingdom	10.6%
Germany	10.5%
Japan	7.0%
France	5.9%
Italy	2.0%
Other	3.2%

*	% of total investments as of September 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  13

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Class D shares returned 1.23% for the six-month period ended September 30, 2004, slightly underperforming the 1.30% return of the Fund’s benchmark, the J.P. Morgan Non-U.S. Global Government Bond Index (Hedged).

•	Despite a surge in Treasuries during the third quarter, an underweight to U.S. duration over the period contributed to the Fund’s outperformance, as yields rose in the second quarter due to strong growth and fears of aggressive tightening by the Federal Reserve.

•	An overweight to Euroland duration relative to the benchmark was positive as yields fell in response to slowing growth.

•	Tactical strategies to exploit wider swap spreads in the U.S., Europe, and Japan detracted from performance as swap spreads narrowed due to falling yields.

•	Currency strategies detracted from performance. The yen and Canadian dollar retreated, as rising U.S. rates forced market participants to unwind leveraged strategies.

•	Real return bonds continued to outperform in 2004, adding value versus like-duration nominal bonds as real yields fell.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar Hedged) Class D	1.23%	3.30%	6.53%	8.98%	8.19%
J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)	1.30%	3.09%	5.75%	8.46%	—
Lipper International Income Fund Average	0.06%	6.75%	6.73%	6.72%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,012.30	$1,020.31
Expenses Paid During Period	$4.79	$4.81

Expenses are equal to the expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	Foreign Bond (US Hedged) Share Class D	J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)

MONTH
12/31/1992	10,000	10,000
01/31/1993	10,079	10,091
02/28/1993	10,297	10,274
03/31/1993	10,332	10,280
04/30/1993	10,328	10,281
05/31/1993	10,417	10,338
06/30/1993	10,660	10,549
07/31/1993	10,824	10,667
08/31/1993	11,083	10,889
09/30/1993	11,123	10,936
10/31/1993	11,284	11,082
11/30/1993	11,312	11,159
12/31/1993	11,590	11,390
01/31/1994	11,601	11,333
02/28/1994	11,290	11,078
03/31/1994	11,089	10,977
04/30/1994	10,981	10,899
05/31/1994	10,816	10,779
06/30/1994	10,613	10,669
07/31/1994	10,675	10,739
08/31/1994	10,566	10,636
09/30/1994	10,580	10,645
10/31/1994	10,617	10,687
11/30/1994	10,770	10,838
12/31/1994	10,696	10,813
01/31/1995	10,764	10,931
02/28/1995	10,831	11,072
03/31/1995	10,834	11,297
04/30/1995	11,095	11,477
05/31/1995	11,527	11,854
06/30/1995	11,453	11,814
07/31/1995	11,667	11,963
08/31/1995	11,885	12,067
09/30/1995	12,051	12,258
10/31/1995	12,248	12,395
11/30/1995	12,725	12,667
12/31/1995	12,909	12,785
01/31/1996	13,222	12,939
02/29/1996	12,936	12,787
03/31/1996	13,142	12,893
04/30/1996	13,456	13,047
05/31/1996	13,503	13,136
06/30/1996	13,651	13,245
07/31/1996	13,780	13,345
08/31/1996	14,113	13,522
09/30/1996	14,504	13,810
10/31/1996	14,858	14,038
11/30/1996	15,213	14,319
12/31/1996	15,289	14,339
01/31/1997	15,528	14,518
02/28/1997	15,607	14,611
03/31/1997	15,407	14,533
04/30/1997	15,546	14,690
05/31/1997	15,622	14,767
06/30/1997	15,931	15,018
07/31/1997	16,162	15,257
08/31/1997	16,091	15,275
09/30/1997	16,434	15,545
10/31/1997	16,237	15,645
11/30/1997	16,451	15,757
12/31/1997	16,686	15,962
01/31/1998	16,922	16,174
02/28/1998	17,072	16,318
03/31/1998	17,280	16,464
04/30/1998	17,336	16,548
05/31/1998	17,476	16,774
06/30/1998	17,560	16,847
07/31/1998	17,834	17,003
08/31/1998	17,686	17,338
09/30/1998	18,086	17,749
10/31/1998	17,706	17,722
11/30/1998	18,032	17,914
12/31/1998	18,279	17,892
01/31/1999	18,648	18,114
02/28/1999	18,460	17,993
03/31/1999	18,567	18,207
04/30/1999	18,801	18,438
05/31/1999	18,500	18,363
06/30/1999	18,268	18,078
07/31/1999	18,270	18,031
08/31/1999	18,133	18,063
09/30/1999	18,224	18,132
10/31/1999	18,300	18,176
11/30/1999	18,330	18,281
12/31/1999	18,484	18,336
01/31/2000	18,382	18,338
02/29/2000	18,586	18,473
03/31/2000	18,846	18,743
04/30/2000	18,907	18,844
05/31/2000	19,014	18,995
06/30/2000	19,151	19,086
07/31/2000	19,306	19,224
08/31/2000	19,281	19,227
09/30/2000	19,528	19,393
10/31/2000	19,571	19,550
11/30/2000	19,855	19,896
12/31/2000	20,218	20,117
01/31/2001	20,511	20,355
02/28/2001	20,622	20,530
03/31/2001	20,892	20,685
04/30/2001	20,759	20,545
05/31/2001	20,800	20,652
06/30/2001	20,781	20,765
07/31/2001	21,263	20,954
08/31/2001	21,446	21,130
09/30/2001	21,590	21,217
10/31/2001	22,119	21,605
11/30/2001	22,037	21,512
12/31/2001	21,931	21,334
01/31/2002	22,019	21,357
02/28/2002	22,061	21,377
03/31/2002	21,982	21,268
04/30/2002	22,208	21,440
05/31/2002	22,210	21,467
06/30/2002	22,461	21,745
07/31/2002	22,537	21,956
08/31/2002	22,698	22,219
09/30/2002	22,897	22,472
10/31/2002	22,884	22,463
11/30/2002	23,110	22,504
12/31/2002	23,519	22,828
01/31/2003	23,794	23,007
02/28/2003	24,058	23,165
03/31/2003	23,989	23,137
04/30/2003	24,080	23,188
05/31/2003	24,371	23,556
06/30/2003	24,308	23,434
07/31/2003	24,087	23,174
08/31/2003	23,983	23,007
09/30/2003	24,211	23,260
10/31/2003	24,017	23,043
11/30/2003	23,996	23,064
12/31/2003	24,247	23,280
01/31/2004	24,337	23,384
02/29/2004	24,624	23,607
03/31/2004	24,708	23,671
04/30/2004	24,659	23,485
05/31/2004	24,609	23,446
06/30/2004	24,607	23,416
07/31/2004	24,683	23,510
08/31/2004	24,920	23,843
09/30/2004	25,010	23,979

Country Allocation*

United States	21.3%
Germany	19.5%
Short-Term Instruments	13.7%
Japan	11.7%
France	9.6%
United Kingdom	8.6%
Spain	3.8%
Canada	3.7%
Other	8.1%

*	% of total investments as of September 30, 2004

14  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

A MORTGAGE - BACKED BOND FUND

PIMCO GNMA Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	The Fund’s Class D shares returned 1.31% for the six-month period ended September 30, 2004, slightly underperforming the 1.50% return of the Fund’s benchmark, the Lehman Brothers GNMA Index.

•	The Fund is neither sponsored by nor affiliated with GNMA.

•	The Fund kept duration below the Index for most of the period, given the longer-term risks of inflation and rate increases. This strategy was positive as interest rates rose, but the strategy was negative during the last three months as interest rates fell.

•	An underweight to 15-year mortgage-backed securities helped returns as these securities underperformed their 30-year counterparts.

•	An underweight to 30-year issues was a drag on performance as this sector continued to perform well on a duration adjusted basis.

•	An underweight to 30-year 5.0% securities was negative for performance.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (07/31/97)
PIMCO GNMA Fund Class D	1.31%	3.75%	7.22%	—	6.85%
Lehman Brothers GNMA Index	1.50%	4.16%	6.84%	—	—
Lipper GNMA Fund Average	0.87%	2.82%	6.02%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,013.10	$1,020.56
Expenses Paid During Period	$4.54	$4.56

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	GNMA Share Class D	Lehman Brothers GNMA Index

MONTH
07/31/1997	10,000	10,000
08/31/1997	10,033	9,979
09/30/1997	10,217	10,111
10/31/1997	10,310	10,217
11/30/1997	10,331	10,248
12/31/1997	10,420	10,340
01/31/1998	10,500	10,440
02/28/1998	10,548	10,464
03/31/1998	10,558	10,508
04/30/1998	10,592	10,569
05/31/1998	10,668	10,641
06/30/1998	10,745	10,686
07/31/1998	10,774	10,746
08/31/1998	10,908	10,831
09/30/1998	11,036	10,959
10/31/1998	10,984	10,949
11/30/1998	10,939	11,011
12/31/1998	11,010	11,057
01/31/1999	11,090	11,135
02/28/1999	10,988	11,100
03/31/1999	11,116	11,167
04/30/1999	11,167	11,221
05/31/1999	11,242	11,164
06/30/1999	11,221	11,120
07/31/1999	11,229	11,047
08/31/1999	11,224	11,043
09/30/1999	11,345	11,221
10/31/1999	11,377	11,287
11/30/1999	11,367	11,292
12/31/1999	11,281	11,270
01/31/2000	11,381	11,168
02/29/2000	11,466	11,311
03/31/2000	11,644	11,489
04/30/2000	11,618	11,479
05/31/2000	11,632	11,521
06/30/2000	11,764	11,733
07/31/2000	11,840	11,795
08/31/2000	11,947	11,974
09/30/2000	12,029	12,085
10/31/2000	12,136	12,174
11/30/2000	12,408	12,346
12/31/2000	12,540	12,521
01/31/2001	12,738	12,725
02/28/2001	12,967	12,783
03/31/2001	13,103	12,859
04/30/2001	13,098	12,881
05/31/2001	13,234	12,988
06/30/2001	13,355	13,026
07/31/2001	13,670	13,249
08/31/2001	13,770	13,345
09/30/2001	13,962	13,527
10/31/2001	14,126	13,707
11/30/2001	14,034	13,593
12/31/2001	13,998	13,552
01/31/2002	14,146	13,687
02/28/2002	14,285	13,827
03/31/2002	14,135	13,696
04/30/2002	14,388	13,937
05/31/2002	14,472	14,029
06/30/2002	14,595	14,141
07/31/2002	14,775	14,306
08/31/2002	14,915	14,407
09/30/2002	14,999	14,525
10/31/2002	15,021	14,572
11/30/2002	15,047	14,585
12/31/2002	15,191	14,730
01/31/2003	15,214	14,768
02/28/2003	15,289	14,843
03/31/2003	15,287	14,853
04/30/2003	15,356	14,889
05/31/2003	15,382	14,889
06/30/2003	15,436	14,935
07/31/2003	15,136	14,688
08/31/2003	15,273	14,784
09/30/2003	15,496	14,997
10/31/2003	15,454	14,958
11/30/2003	15,537	15,009
12/31/2003	15,643	15,150
01/31/2004	15,738	15,226
02/29/2004	15,842	15,327
03/31/2004	15,871	15,390
04/30/2004	15,671	15,148
05/31/2004	15,633	15,116
06/30/2004	15,757	15,251
07/31/2004	15,872	15,374
08/31/2004	16,046	15,588
09/30/2004	16,077	15,621

Sector Breakdown*

U.S. Government Agencies	62.4%
Short-Term Instruments	35.7%
Other	1.9%

*	% of total investments as of September 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  15

A HIGH YIELD BOND FUND

PIMCO High Yield Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class D shares returned 3.86% for the six-month period ended September 30, 2004, outperforming the 3.60% return of the Fund’s benchmark, the Merrill Lynch U.S. High Yield BB-B Rated Index.

•	An overweight to the energy sector, which surpassed most other industries during the six- month period, added to returns.

•	A focus on issues of pipeline companies, which outperformed the overall high yield market by over 5% during the period, contributed significantly to outperformance.

•	An underweight to consumer cyclicals, which were among the worst-performing sectors, led lower by the automotive and auto parts sectors, was a boost to returns.

•	An underweight to the air transportation sector and an emphasis on higher quality secured issues contributed to relative performance. The air transportation sector was the worst performer due to high fuel costs and the threat of terrorism.

•	While an overweight to telecoms was a detriment to performance, as these bonds under-performed the benchmark during the period, exposure to large-cap companies was positive for security selection.

•	An underweight to metals and mining, the top-performing sector over the period, hindered performance.

•	As the chemicals sector outperformed the benchmark by 2.75%, an underweight to this sector also hurt performance.

•	Despite the outperformance of Brazil, one of our core emerging market holdings, the overall asset class underperformed high yields and was a slight burden on returns.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (12/15/92)
PIMCO High Yield Fund Class D	3.86%	10.45%	6.08%	8.13%	8.52%
Merrill Lynch U.S. High Yield BB-B Rated Index	3.60%	11.78%	5.80%	7.71%	—
Lipper High Current Yield Fund Average	3.43%	11.26%	4.48%	5.74%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,038.60	$1,020.56
Expenses Paid During Period	$4.60	$4.56

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	High Yield Share Class D	Merrill Lynch U.S. High Yield BB-B Rated Index

12/31/1992	10,000	10,000
01/31/1993	10,224	10,241
02/28/1993	10,409	10,432
03/31/1993	10,616	10,611
04/30/1993	10,726	10,687
05/31/1993	10,801	10,824
06/30/1993	11,091	11,026
07/31/1993	11,167	11,132
08/31/1993	11,288	11,234
09/30/1993	11,341	11,289
10/31/1993	11,642	11,501
11/30/1993	11,728	11,554
12/31/1993	11,825	11,664
01/31/1994	12,074	11,910
02/28/1994	12,068	11,820
03/31/1994	11,703	11,438
04/30/1994	11,598	11,302
05/31/1994	11,679	11,258
06/30/1994	11,692	11,299
07/31/1994	11,798	11,383
08/31/1994	11,894	11,459
09/30/1994	11,972	11,452
10/31/1994	11,975	11,481
11/30/1994	11,923	11,389
12/31/1994	12,063	11,523
01/31/1995	12,177	11,699
02/28/1995	12,507	12,062
03/31/1995	12,686	12,224
04/30/1995	12,959	12,506
05/31/1995	13,331	12,904
06/30/1995	13,436	13,009
07/31/1995	13,612	13,138
08/31/1995	13,713	13,240
09/30/1995	13,901	13,394
10/31/1995	14,100	13,510
11/30/1995	14,267	13,646
12/31/1995	14,504	13,866
01/31/1996	14,735	14,070
02/29/1996	14,747	14,070
03/31/1996	14,626	14,025
04/30/1996	14,686	14,021
05/31/1996	14,731	14,112
06/30/1996	14,787	14,204
07/31/1996	14,914	14,295
08/31/1996	15,153	14,437
09/30/1996	15,502	14,760
10/31/1996	15,652	14,942
11/30/1996	15,987	15,242
12/31/1996	16,142	15,355
01/31/1997	16,303	15,478
02/28/1997	16,550	15,689
03/31/1997	16,328	15,466
04/30/1997	16,498	15,623
05/31/1997	16,869	15,950
06/30/1997	17,113	16,198
07/31/1997	17,550	16,652
08/31/1997	17,539	16,613
09/30/1997	17,830	16,891
10/31/1997	17,843	16,976
11/30/1997	18,009	17,130
12/31/1997	18,209	17,310
01/31/1998	18,516	17,565
02/28/1998	18,611	17,647
03/31/1998	18,752	17,798
04/30/1998	18,795	17,871
05/31/1998	18,888	17,994
06/30/1998	19,022	18,096
07/31/1998	19,218	18,209
08/31/1998	18,441	17,404
09/30/1998	18,670	17,523
10/31/1998	18,479	17,186
11/30/1998	19,254	17,989
12/31/1998	19,331	17,981
01/31/1999	19,582	18,180
02/28/1999	19,416	18,060
03/31/1999	19,571	18,263
04/30/1999	19,892	18,531
05/31/1999	19,506	18,342
06/30/1999	19,496	18,307
07/31/1999	19,543	18,334
08/31/1999	19,461	18,182
09/30/1999	19,467	18,155
10/31/1999	19,438	18,087
11/30/1999	19,700	18,304
12/31/1999	19,796	18,445
01/31/2000	19,701	18,356
02/29/2000	19,743	18,364
03/31/2000	19,342	18,081
04/30/2000	19,379	18,098
05/31/2000	19,276	17,907
06/30/2000	19,638	18,299
07/31/2000	19,788	18,390
08/31/2000	20,069	18,602
09/30/2000	20,003	18,437
10/31/2000	19,588	17,896
11/30/2000	19,212	17,265
12/31/2000	19,622	17,731
01/31/2001	20,424	18,839
02/28/2001	20,634	19,071
03/31/2001	20,387	18,725
04/30/2001	20,230	18,536
05/31/2001	20,454	18,818
06/30/2001	20,129	18,382
07/31/2001	20,437	18,655
08/31/2001	20,607	18,818
09/30/2001	19,774	17,681
10/31/2001	20,207	18,256
11/30/2001	20,563	18,855
12/31/2001	20,524	18,688
01/31/2002	20,561	18,780
02/28/2002	20,355	18,606
03/31/2002	20,528	19,008
04/30/2002	20,707	19,257
05/31/2002	20,533	19,221
06/30/2002	19,500	17,824
07/31/2002	18,375	17,131
08/31/2002	19,119	17,671
09/30/2002	18,645	17,403
10/31/2002	18,785	17,244
11/30/2002	19,938	18,247
12/31/2002	20,275	18,446
01/31/2003	20,778	18,859
02/28/2003	21,083	19,077
03/31/2003	21,596	19,510
04/30/2003	22,678	20,450
05/31/2003	22,900	20,587
06/30/2003	23,344	21,117
07/31/2003	22,812	20,766
08/31/2003	23,172	21,004
09/30/2003	23,680	21,526
10/31/2003	24,101	21,919
11/30/2003	24,326	22,199
12/31/2003	24,980	22,679
01/31/2004	25,187	22,971
02/29/2004	25,061	23,021
03/31/2004	25,184	23,225
04/30/2004	24,940	23,029
05/31/2004	24,586	22,660
06/30/2004	24,876	22,947
07/31/2004	25,261	23,309
08/31/2004	25,777	23,742
09/30/2004	26,156	24,062

Sector Breakdown*

Industrials	53.7%
Utilities	14.5%
Banking & Finance	9.0%
Short-Term Instruments	6.7%
Sovereign Issues	6.6%
Foreign Currency-Denominated Issues	4.3%
Asset-Backed Securities	3.4%
Other	1.8%

*	% of total investments as of September 30, 2004

16  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

AN EQUITY-RELATED FUND

PIMCO International StocksPLUS TR Strategy Fund

•	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management by investing, under normal circumstances, substantially all of its assets in non-U.S. equity derivatives hedged into U.S. dollars and backed by a low- to intermediate-duration portfolio of Fixed Income Instruments.

•	The Fund’s Class D shares returned 0.78% for the six-month period ended September 30, 2004, slightly underperforming the MSCI Europe Australia Far East (“EAFE”) Hedged USD Index, which returned 0.87% during the same period.

•	Uncertainty and fears of inflation sparked by a sharp rise in oil prices drove weak performance across broad global equity markets. In Japan, weak data and higher oil prices continued to weigh on investor optimism. In Europe, despite strong indications of corporate profit growth, selling pressure was the dominant theme as investors rebalanced away from equities.

•	A broader exposure to the yield curve and longer duration resulted in the capture of attractive yield premium.

•	Exposure to intermediate maturities detracted from performance as two to five year rates increased.

•	Exposure to European interest rates, with an emphasis on the short end of the yield curve, boosted returns as short-term European interest rates rose less than U.S. interest rates.

•	Lack of confidence about the sustainability of economic recovery and expectations for the Fed to remain on hold caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	A modest allocation to mortgage-backed and emerging markets securities provided incremental yield and diversification.

Cumulative Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (10/30/03)
PIMCO International StocksPLUS TR Strategy Fund Class D	0.78%	—	—	—	11.13%
MSCI EAFE Hedged USD Index		0.87%	—	—	—
Lipper International Multi-Cap Core Fund Average	–0.42%	—	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,007.80	$1,018.30
Expenses Paid During Period	$6.79	$6.83

Expenses are equal to the expense ratio of 1.35% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	International StocksPLUS TR Strategy Share Class D	MSCI EAFE Hedged USD Index
MONTH
10/31/2003	10,000	10,000
11/30/2003	10,070	10,022
12/31/2003	10,543	10,394
01/31/2004	10,697	10,532
02/29/2004	10,974	10,784
03/31/2004	11,071	10,795
04/30/2004	10,783	10,925
05/31/2004	10,701	10,764
06/30/2004	11,125	11,018
07/31/2004	10,847	10,758
08/31/2004	11,063	10,736
09/30/2004	11,158	10,889

Sector Breakdown*

Short-Term Instruments**	51.1%
U.S. Government Agencies	23.9%
Asset-Backed Securities	9.1%
U.S. Treasury Obligations	7.7%
Exchange-Traded Funds	4.1%
Other	4.1%

*	% of total investments as of September 30, 2004
**	Primarily serving as collateral for equity-linked derivative positions.

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  17

AN INTERMEDIATE DURATION BOND FUND

PIMCO Investment Grade Corporate Bond Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities.

•	The Fund’s Class D shares returned 0.63% for the six-month period ended September 30, 2004, slightly underperforming the 0.64% return of the Fund’s benchmark, the Lehman Brothers Credit Investment Grade Index.

•	Below-Index duration helped Fund returns as interest rates increased early in the period.

•	Near-Index quality profile was neutral for performance; however, small positions to below investment grade holdings added to returns.

•	Modest exposure to Treasuries detracted slightly from performance as the Treasury sector underperformed the overall investment grade corporate market.

•	Overweighting the electric utilities industry boosted returns as this corporate sector has benefited from a number of factors. Credit quality improved as rating upgrades have outpaced downgrades. Light new issuance has created favorable market technicals, while a macroeconomic environment that was positive for non-cyclicals.

•	Though faced with difficult technicals early in the period, a small tactical allocation to emerging markets bonds added value as a benign rate environment and improving credit qualities boosted demand for the sector.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Class D	0.63%	5.51%	—	—	10.08%
Lehman Brothers Credit Investment Grade Index	0.64%	4.44%	—	—	—
Lipper Intermediate Investment Grade Debt Fund Average	0.41%	3.23%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (07/30/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,034.70	$1,007.08
Expenses Paid During Period	$1.58	$1.56

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since the Fund’s Class D Shares commenced operations on 07/30/04).

Change in Value  For periods ended 09/30/04

	Investment Grade Income Class D	Lehman Brothers Credit Investment Grade Index
MONTH
04/30/2000	10,000	10,000
05/31/2000	10,026	9,963
06/30/2000	10,250	10,213
07/31/2000	10,357	10,337
08/31/2000	10,515	10,471
09/30/2000	10,578	10,527
10/31/2000	10,614	10,537
11/30/2000	10,825	10,674
12/31/2000	11,099	10,881
01/31/2001	11,251	11,179
02/28/2001	11,434	11,277
03/31/2001	11,458	11,346
04/30/2001	11,328	11,306
05/31/2001	11,425	11,410
06/30/2001	11,435	11,467
07/31/2001	11,848	11,766
08/31/2001	12,054	11,924
09/30/2001	11,900	11,906
10/31/2001	12,142	12,201
11/30/2001	12,087	12,095
12/31/2001	12,058	12,012
01/31/2002	12,106	12,114
02/28/2002	12,213	12,206
03/31/2002	12,137	11,980
04/30/2002	12,353	12,146
05/31/2002	12,396	12,307
06/30/2002	12,432	12,327
07/31/2002	12,313	12,321
08/31/2002	12,788	12,640
09/30/2002	12,745	12,880
10/31/2002	12,835	12,731
11/30/2002	13,017	12,896
12/31/2002	13,386	13,276
01/31/2003	13,477	13,319
02/28/2003	13,727	13,585
03/31/2003	13,765	13,595
04/30/2003	14,122	13,847
05/31/2003	14,594	14,283
06/30/2003	14,558	14,248
07/31/2003	13,843	13,641
08/31/2003	13,991	13,748
09/30/2003	14,496	14,228
10/31/2003	14,406	14,076
11/30/2003	14,493	14,141
12/31/2003	14,716	14,298
01/31/2004	14,861	14,443
02/29/2004	15,040	14,624
03/31/2004	15,198	14,766
04/30/2004	14,725	14,301
05/31/2004	14,582	14,200
06/30/2004	14,654	14,260
07/31/2004	14,829	14,436
08/31/2004	15,203	14,777
09/30/2004	15,293	14,860

Sector Breakdown*

Banking & Finance	40.8%
Industrials	27.6%
Utilities	13.1%
Short-Term Instruments	11.7%
Other	6.8%

*	% of total investments as of September 30, 2004

18  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class D shares returned 0.49% for the six-month period ended September 30, 2004, outperforming the -0.11% return of the Fund’s benchmark, the Merrill Lynch 1-3 Year Treasury Index.

•	The Fund’s duration was maintained near the benchmark during the period and did not have a significant effect on performance.

•	A broader maturity structure than the Index was positive for performance, as rates on maturities within the Index fared the worst.

•	Holdings of mortgages were positive for performance. Although mortgages suffered in April as rising rates caused mortgage durations to lengthen, their performance rebounded later in the period. Security selection within the sector further enhanced performance.

•	Corporate holdings were positive for returns. While the sector lagged Treasuries in the turbulent second quarter of the year, the spreads narrowed in the third quarter, boosting overall returns.

•	Exposure to short maturity Eurozone issues added to performance as Euroland bonds outpaced Treasuries amid expectations for slower growth.

•	Holdings of high quality emerging markets bonds added to returns. The sector sold off in the second quarter but outperformed most bond sectors, benefiting from continued improving country fundamentals and strong commodity prices.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (05/11/87)
PIMCO Low Duration Fund Class D	0.49%	1.71%	5.48%	6.08%	6.95%
Merrill Lynch 1-3 Year Treasury Index	–0.11%	1.05%	5.05%	5.71%	—
Lipper Short Investment Grade Debt Fund Average	–0.03%	1.24%	4.73%	5.29%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,004.90	$1,021.31
Expenses Paid During Period	$3.77	$3.80

Expenses are equal to the expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	Low Duration Share Class D	Merrill Lynch 1-3 Year Treasury Index

MONTH
05/31/1987	10,000	10,000
06/30/1987	10,091	10,109
07/31/1987	10,125	10,158
08/31/1987	10,121	10,167
09/30/1987	10,094	10,127
10/31/1987	10,254	10,351
11/30/1987	10,367	10,414
12/31/1987	10,425	10,480
01/31/1988	10,595	10,648
02/29/1988	10,669	10,735
03/31/1988	10,733	10,756
04/30/1988	10,775	10,772
05/31/1988	10,797	10,756
06/30/1988	10,895	10,868
07/31/1988	10,950	10,876
08/31/1988	10,991	10,899
09/30/1988	11,090	11,026
10/31/1988	11,190	11,136
11/30/1988	11,201	11,106
12/31/1988	11,248	11,132
01/31/1989	11,339	11,219
02/28/1989	11,354	11,219
03/31/1989	11,395	11,270
04/30/1989	11,527	11,443
05/31/1989	11,761	11,614
06/30/1989	12,015	11,831
07/31/1989	12,188	12,006
08/31/1989	12,128	11,932
09/30/1989	12,187	12,003
10/31/1989	12,345	12,184
11/30/1989	12,454	12,299
12/31/1989	12,513	12,348
01/31/1990	12,502	12,358
02/28/1990	12,585	12,416
03/31/1990	12,649	12,457
04/30/1990	12,637	12,482
05/31/1990	12,847	12,673
06/30/1990	12,982	12,806
07/31/1990	13,121	12,966
08/31/1990	13,143	13,005
09/30/1990	13,212	13,111
10/31/1990	13,304	13,255
11/30/1990	13,460	13,386
12/31/1990	13,601	13,548
01/31/1991	13,724	13,672
02/28/1991	13,829	13,754
03/31/1991	13,943	13,846
04/30/1991	14,109	13,977
05/31/1991	14,216	14,062
06/30/1991	14,302	14,119
07/31/1991	14,457	14,242
08/31/1991	14,661	14,437
09/30/1991	14,848	14,593
10/31/1991	14,973	14,750
11/30/1991	15,132	14,903
12/31/1991	15,383	15,131
01/31/1992	15,392	15,107
02/29/1992	15,465	15,160
03/31/1992	15,469	15,154
04/30/1992	15,574	15,293
05/31/1992	15,729	15,432
06/30/1992	15,872	15,590
07/31/1992	16,078	15,765
08/31/1992	16,181	15,903
09/30/1992	16,338	16,055
10/31/1992	16,340	15,959
11/30/1992	16,345	15,933
12/31/1992	16,511	16,084
01/31/1993	16,663	16,251
02/28/1993	16,856	16,390
03/31/1993	16,947	16,439
04/30/1993	17,024	16,541
05/31/1993	17,039	16,495
06/30/1993	17,204	16,616
07/31/1993	17,259	16,655
08/31/1993	17,423	16,800
09/30/1993	17,486	16,855
10/31/1993	17,603	16,888
11/30/1993	17,616	16,892
12/31/1993	17,735	16,954
01/31/1994	17,828	17,063
02/28/1994	17,747	16,954
03/31/1994	17,666	16,870
04/30/1994	17,604	16,810
05/31/1994	17,581	16,834
06/30/1994	17,613	16,884
07/31/1994	17,773	17,029
08/31/1994	17,844	17,089
09/30/1994	17,814	17,050
10/31/1994	17,808	17,088
11/30/1994	17,808	17,012
12/31/1994	17,794	17,050
01/31/1995	17,954	17,288
02/28/1995	18,177	17,525
03/31/1995	18,246	17,623
04/30/1995	18,470	17,780
05/31/1995	18,801	18,091
06/30/1995	18,893	18,188
07/31/1995	18,895	18,263
08/31/1995	19,095	18,372
09/30/1995	19,261	18,461
10/31/1995	19,402	18,617
11/30/1995	19,623	18,782
12/31/1995	19,851	18,926
01/31/1996	19,992	19,087
02/29/1996	19,858	19,006
03/31/1996	19,844	18,989
04/30/1996	19,848	19,005
05/31/1996	19,862	19,044
06/30/1996	20,058	19,181
07/31/1996	20,121	19,256
08/31/1996	20,215	19,323
09/30/1996	20,496	19,498
10/31/1996	20,787	19,717
11/30/1996	21,064	19,868
12/31/1996	21,003	19,868
01/31/1997	21,173	19,962
02/28/1997	21,253	20,007
03/31/1997	21,162	20,000
04/30/1997	21,414	20,163
05/31/1997	21,589	20,301
06/30/1997	21,753	20,440
07/31/1997	22,099	20,665
08/31/1997	22,081	20,684
09/30/1997	22,271	20,841
10/31/1997	22,432	20,996
11/30/1997	22,492	21,047
12/31/1997	22,661	21,191
01/31/1998	22,829	21,396
02/28/1998	22,902	21,415
03/31/1998	22,996	21,502
04/30/1998	23,113	21,603
05/31/1998	23,256	21,718
06/30/1998	23,307	21,831
07/31/1998	23,412	21,933
08/31/1998	23,499	22,209
09/30/1998	23,971	22,503
10/31/1998	23,930	22,613
11/30/1998	24,064	22,594
12/31/1998	24,206	22,673
01/31/1999	24,308	22,763
02/28/1999	24,174	22,652
03/31/1999	24,375	22,810
04/30/1999	24,497	22,883
05/31/1999	24,414	22,868
06/30/1999	24,421	22,940
07/31/1999	24,419	23,012
08/31/1999	24,431	23,079
09/30/1999	24,609	23,229
10/31/1999	24,705	23,291
11/30/1999	24,806	23,335
12/31/1999	24,849	23,368
01/31/2000	24,814	23,359
02/29/2000	24,987	23,515
03/31/2000	25,165	23,661
04/30/2000	25,215	23,722
05/31/2000	25,286	23,820
06/30/2000	25,584	24,067
07/31/2000	25,733	24,219
08/31/2000	26,013	24,398
09/30/2000	26,138	24,573
10/31/2000	26,133	24,705
11/30/2000	26,331	24,939
12/31/2000	26,674	25,236
01/31/2001	27,103	25,552
02/28/2001	27,230	25,718
03/31/2001	27,451	25,933
04/30/2001	27,525	26,002
05/31/2001	27,743	26,149
06/30/2001	27,806	26,238
07/31/2001	28,273	26,532
08/31/2001	28,440	26,685
09/30/2001	28,716	27,124
10/31/2001	29,081	27,380
11/30/2001	28,778	27,321
12/31/2001	28,715	27,331
01/31/2002	28,979	27,386
02/28/2002	29,208	27,519
03/31/2002	28,977	27,333
04/30/2002	29,360	27,638
05/31/2002	29,545	27,749
06/30/2002	29,639	27,982
07/31/2002	29,767	28,323
08/31/2002	30,062	28,420
09/30/2002	30,227	28,655
10/31/2002	30,375	28,720
11/30/2002	30,469	28,634
12/31/2002	30,817	28,903
01/31/2003	30,900	28,900
02/28/2003	31,156	29,020
03/31/2003	31,222	29,073
04/30/2003	31,378	29,128
05/31/2003	31,532	29,237
06/30/2003	31,617	29,282
07/31/2003	31,095	29,122
08/31/2003	31,219	29,142
09/30/2003	31,588	29,406
10/31/2003	31,442	29,297
11/30/2003	31,471	29,282
12/31/2003	31,631	29,452
01/31/2004	31,736	29,512
02/29/2004	31,898	29,653
03/31/2004	31,977	29,746
04/30/2004	31,718	29,459
05/31/2004	31,699	29,431
06/30/2004	31,744	29,429
07/31/2004	31,893	29,536
08/31/2004	32,157	29,740
09/30/2004	32,135	29,714

Sector Breakdown*

Short-Term Instruments	59.7%
U.S. Government Agencies	18.0%
U.S. Treasury Obligations	7.7%
Corporate Bonds & Notes	5.0%
Mortgage-Backed Securities	4.5%
Other	5.1%

*	% of total investments as of September 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  19

A NATIONAL TAX-EXEMPT BOND FUND

PIMCO Municipal Bond Fund

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing, under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class D shares returned 0.60% for the six-month period ended September 30, 2004, underperforming the 1.44% return of the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index.

•	The return of the Lipper General Municipal Debt Fund Average, consisting of national muni funds with average maturities of 10 years or more was 1.08% for the six-month period ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was positive for performance as municipal yields increased for the period, with the exception of intermediate-term bonds.

•	Interest rate hedging strategies were negative for performance as long Treasuries outperformed long municipals.

•	The Fund’s Class D SEC yield after fees at September 30, 2004 was 3.51%, or 5.39% on a fully tax-adjusted basis, with a federal tax rate of 35.0%.

•	After three months of increasing AAA muni yields, bonds began to rally as weak employment growth and lower inflation expectations prompted a fall in interest rates.

•	Yields on 10-year and 30-year AAA municipals increased by 0.04% and 0.15%, respectively. Yields on 15-year and 20-year maturities decreased by 0.09% and 0.03%, respectively.

•	The yield ratio between 10-year municipals and Treasuries declined as Treasury yields rose more than municipal yields.

•	Municipals outperformed Treasuries with less than 24 years to maturity.

•	Exposure to tobacco securitization helped performance as the sector rallied due to increased demand for high yield municipal debt.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (12/31/97)
PIMCO Municipal Bond Fund Class D	0.60%	3.69%	5.95%	—	4.79%
Lehman Brothers General Municipal Bond Index	1.44%	4.60%	6.77%	—	—
Lipper General Municipal Debt Fund Average	1.08%	3.95%	5.69%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,006.00	$1,020.81
Expenses Paid During Period	$4.27	$4.31

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	Municipal Bond Share Class D	Lehman Brothers General Municipal Bond Index

MONTH
12/31/1997	10,000	10,000
01/31/1998	10,115	10,103
02/28/1998	10,065	10,106
03/31/1998	10,070	10,115
04/30/1998	10,001	10,070
05/31/1998	10,196	10,229
06/30/1998	10,228	10,269
07/31/1998	10,236	10,295
08/31/1998	10,423	10,454
09/30/1998	10,560	10,584
10/31/1998	10,535	10,584
11/30/1998	10,560	10,621
12/31/1998	10,569	10,648
01/31/1999	10,706	10,775
02/28/1999	10,635	10,728
03/31/1999	10,641	10,742
04/30/1999	10,659	10,769
05/31/1999	10,578	10,707
06/30/1999	10,381	10,553
07/31/1999	10,399	10,591
08/31/1999	10,287	10,506
09/30/1999	10,270	10,511
10/31/1999	10,136	10,397
11/30/1999	10,238	10,507
12/31/1999	10,139	10,429
01/31/2000	10,078	10,384
02/29/2000	10,182	10,504
03/31/2000	10,411	10,734
04/30/2000	10,358	10,670
05/31/2000	10,309	10,615
06/30/2000	10,541	10,896
07/31/2000	10,668	11,048
08/31/2000	10,834	11,218
09/30/2000	10,824	11,160
10/31/2000	10,924	11,281
11/30/2000	10,895	11,367
12/31/2000	11,143	11,648
01/31/2001	11,242	11,763
02/28/2001	11,406	11,800
03/31/2001	11,529	11,906
04/30/2001	11,374	11,777
05/31/2001	11,592	11,904
06/30/2001	11,706	11,984
07/31/2001	11,903	12,161
08/31/2001	12,176	12,361
09/30/2001	12,027	12,320
10/31/2001	12,094	12,467
11/30/2001	12,057	12,362
12/31/2001	11,964	12,245
01/31/2002	12,224	12,457
02/28/2002	12,456	12,607
03/31/2002	12,215	12,360
04/30/2002	12,453	12,602
05/31/2002	12,572	12,678
06/30/2002	12,699	12,812
07/31/2002	12,774	12,978
08/31/2002	12,794	13,133
09/30/2002	13,003	13,421
10/31/2002	12,750	13,198
11/30/2002	12,700	13,144
12/31/2002	12,910	13,421
01/31/2003	12,857	13,387
02/28/2003	12,997	13,574
03/31/2003	12,959	13,582
04/30/2003	13,011	13,672
05/31/2003	13,283	13,992
06/30/2003	13,232	13,933
07/31/2003	12,849	13,445
08/31/2003	12,914	13,545
09/30/2003	13,224	13,943
10/31/2003	13,257	13,873
11/30/2003	13,427	14,018
12/31/2003	13,549	14,134
01/31/2004	13,586	14,215
02/29/2004	13,772	14,429
03/31/2004	13,630	14,379
04/30/2004	13,410	14,038
05/31/2004	13,333	13,987
06/30/2004	13,366	14,038
07/31/2004	13,493	14,223
08/31/2004	13,683	14,508
09/30/2004	13,712	14,585

Regional Breakdown*

New Jersey	11.1%
Texas	10.1%
Illinois	9.5%
New York	6.8%
Florida	5.1%
Wisconsin	5.1%
California	4.1%
Ohio	3.9%
Short-Term Instruments	2.6%
Other	41.7%

*	% of total investments as of September 30, 2004

20  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO New York Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s Class D shares returned 0.74% for the six-month period ended September 30, 2004, underperforming the 1.41% return of the Fund’s benchmark, the Lehman Brothers New York Insured Municipal Bond Index.

•	The return of the Lipper New York Municipal Debt Fund Average, consisting of New York muni funds with average maturities of 10 years or more, was 1.06% for the six-month period ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was neutral for performance as municipal yields were mixed across the curve.

•	Interest rate hedging strategies were negative for performance as long Treasuries outperformed long municipals.

•	The Fund’s average credit quality was AA at the end of the period versus the benchmark’s average of AAA.

•	The Fund’s Class D SEC yield after fees at September 30, 2004 was 3.04%, or 5.31% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and state tax rate of 7.70%.

•	Yields increased on the short and longs ends of the New York state curve. The 10-year New York state municipal yield did not change while the 20-year declined 0.04% and the 30-year increased 0.11%

•	The yield ratio between 10-year New York state municipals and Treasuries declined as Treasury yields increased more than New York state municipal yields.

•	Exposure to tobacco securitization helped performance as the sector rallied due to increased demand for high yield municipal debt.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (08/31/99)

PIMCO NY Municipal Bond Fund Class D	0.74%	3.51%	6.75%	—	6.71%
Lehman Brothers New York Insured Municipal Bond Index	1.41%	4.54%	7.27%	—	—
Lipper New York Municipal Debt Fund Average	1.06%	3.94%	5.91%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,007.40	$1,020.81
Expenses Paid During Period	$4.28	$4.31

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	New York Municipal Bond Share Class D	Lehman Brothers New York Insured Municipal Bond Index

MONTH
08/31/1999	10,000	10,000
09/30/1999	10,036	9,987
10/31/1999	9,954	9,848
11/30/1999	10,041	9,986
12/31/1999	10,001	9,883
01/31/2000	9,951	9,826
02/29/2000	10,013	9,973
03/31/2000	10,171	10,227
04/30/2000	10,110	10,129
05/31/2000	10,073	10,058
06/30/2000	10,315	10,385
07/31/2000	10,430	10,522
08/31/2000	10,641	10,708
09/30/2000	10,656	10,642
10/31/2000	10,784	10,777
11/30/2000	10,849	10,871
12/31/2000	11,062	11,212
01/31/2001	11,210	11,308
02/28/2001	11,295	11,318
03/31/2001	11,435	11,442
04/30/2001	11,344	11,329
05/31/2001	11,651	11,462
06/30/2001	11,743	11,527
07/31/2001	11,965	11,705
08/31/2001	12,271	11,901
09/30/2001	11,863	11,794
10/31/2001	11,953	11,951
11/30/2001	11,837	11,848
12/31/2001	11,766	11,724
01/31/2002	11,951	11,967
02/28/2002	12,202	12,131
03/31/2002	12,131	11,886
04/30/2002	12,387	12,139
05/31/2002	12,580	12,198
06/30/2002	12,721	12,330
07/31/2002	12,781	12,501
08/31/2002	12,814	12,677
09/30/2002	13,066	13,011
10/31/2002	12,908	12,807
11/30/2002	12,928	12,741
12/31/2002	13,076	13,036
01/31/2003	13,012	12,998
02/28/2003	13,115	13,191
03/31/2003	13,140	13,210
04/30/2003	13,181	13,340
05/31/2003	13,492	13,671
06/30/2003	13,477	13,591
07/31/2003	12,999	13,059
08/31/2003	13,134	13,175
09/30/2003	13,440	13,571
10/31/2003	13,414	13,494
11/30/2003	13,560	13,643
12/31/2003	13,672	13,764
01/31/2004	13,745	13,849
02/29/2004	13,942	14,062
03/31/2004	13,811	13,990
04/30/2004	13,540	13,642
05/31/2004	13,483	13,603
06/30/2004	13,518	13,641
07/31/2004	13,647	13,832
08/31/2004	13,850	14,102
09/30/2004	13,913	14,187

Regional Breakdown*

New York	88.1%
Puerto Rico	8.3%
Other	3.6%

*	% of total investments as of September 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  21

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the six months ended September 30, 2004, the Fund’s Class D shares returned 0.56%, slightly underperforming the 0.63% return of the Lehman Brothers: U.S. TIPS Index.

•	Ten-year real yields increased by 0.29% during the six-month period, compared to a 0.28% rise for conventional U.S. Treasury issues of similar maturity in the same time period.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.41% at September 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.42% on March 31, 2004. The six-month Consumer Price Index for All Urban Consumers change for the period ended September 30, 2004 was 1.34%.

•	The Fund’s short positions in nominal bonds during the first three months of the period were positive for performance as nominal yields rose. However, this effect was somewhat offset during the last three months of the period as nominal yields fell. For the six-month period overall, short nominal bond positions were ultimately positive for performance as nominal yields rose slightly.

•	The Fund was overweight shorter maturity TIPS for the entire period. This was negative for performance as the real yield curve flattened.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (01/29/97)

PIMCO Real Return Fund Class D	0.56%	7.20%	10.30%	—	8.45%
Lehman Brothers: U.S. TIPS Index	0.63%	7.52%	10.30%	—	—
Lipper Treasury Inflation Protected Securities Fund Average	0.28%	6.45%	9.92%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,005.60	$1,020.56
Expenses Paid During Period	$4.52	$4.56

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	Real Return Share Class D	Lehman Brothers: U.S. TIPS Index

MONTH
01/31/1997	10,000	10,000
02/28/1997	10,031	10,033
03/31/1997	9,938	9,896
04/30/1997	9,996	9,956
05/31/1997	10,053	10,010
06/30/1997	10,028	9,978
07/31/1997	10,149	10,072
08/31/1997	10,167	10,103
09/30/1997	10,183	10,123
10/31/1997	10,308	10,227
11/30/1997	10,359	10,284
12/31/1997	10,302	10,241
01/31/1998	10,359	10,291
02/28/1998	10,344	10,282
03/31/1998	10,364	10,277
04/30/1998	10,417	10,315
05/31/1998	10,456	10,388
06/30/1998	10,489	10,414
07/31/1998	10,566	10,463
08/31/1998	10,570	10,486
09/30/1998	10,812	10,697
10/31/1998	10,865	10,721
11/30/1998	10,846	10,710
12/31/1998	10,796	10,646
01/31/1999	10,951	10,769
02/28/1999	10,923	10,693
03/31/1999	10,985	10,689
04/30/1999	11,163	10,760
05/31/1999	11,240	10,834
06/30/1999	11,223	10,841
07/31/1999	11,239	10,835
08/31/1999	11,293	10,854
09/30/1999	11,337	10,896
10/31/1999	11,355	10,918
11/30/1999	11,439	10,984
12/31/1999	11,369	10,896
01/31/2000	11,434	10,945
02/29/2000	11,514	11,047
03/31/2000	11,857	11,369
04/30/2000	12,004	11,520
05/31/2000	11,967	11,490
06/30/2000	12,123	11,635
07/31/2000	12,215	11,734
08/31/2000	12,327	11,821
09/30/2000	12,425	11,883
10/31/2000	12,554	12,026
11/30/2000	12,735	12,201
12/31/2000	12,851	12,332
01/31/2001	13,176	12,590
02/28/2001	13,417	12,803
03/31/2001	13,517	12,926
04/30/2001	13,617	12,998
05/31/2001	13,793	13,152
06/30/2001	13,774	13,136
07/31/2001	13,994	13,355
08/31/2001	14,029	13,374
09/30/2001	14,105	13,451
10/31/2001	14,415	13,770
11/30/2001	14,084	13,464
12/31/2001	13,912	13,306
01/31/2002	13,976	13,385
02/28/2002	14,202	13,588
03/31/2002	14,090	13,504
04/30/2002	14,504	13,873
05/31/2002	14,749	14,093
06/30/2002	14,950	14,293
07/31/2002	15,176	14,528
08/31/2002	15,734	15,049
09/30/2002	16,084	15,428
10/31/2002	15,595	15,016
11/30/2002	15,637	15,005
12/31/2002	16,214	15,510
01/31/2003	16,300	15,627
02/28/2003	16,857	16,212
03/31/2003	16,552	15,949
04/30/2003	16,516	15,908
05/31/2003	17,315	16,663
06/30/2003	17,163	16,493
07/31/2003	16,349	15,731
08/31/2003	16,669	16,013
09/30/2003	17,271	16,543
10/31/2003	17,311	16,633
11/30/2003	17,321	16,643
12/31/2003	17,512	16,813
01/31/2004	17,710	17,006
02/29/2004	18,126	17,398
03/31/2004	18,411	17,677
04/30/2004	17,562	16,819
05/31/2004	17,841	17,122
06/30/2004	17,845	17,130
07/31/2004	18,039	17,290
08/31/2004	18,485	17,753
09/30/2004	18,512	17,788

Sector Breakdown*

U.S. Treasury Obligations	90.8%
Corporate Bonds & Notes	3.5%
Foreign Currency-Denominated Issues	2.3%
Other	3.4%

*	% of total investments as of September 30, 2004

22  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

A REAL RETURN STRATEGY FUND

PIMCO RealEstateRealReturn Strategy Fund

•	The Fund seeks maximum real return consistent with prudent investment management by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

•	For the six-month period ended September 30, 2004, the Fund’s Class D shares returned 1.20%, underperforming the 2.44% return of the Fund’s benchmark, the Wilshire Real Estate Investment Trust (“REIT”) Index.

•	The Fund invested the collateral backing its REIT derivatives positions primarily in Treasury Inflation-Protected Securities (TIPS), implementing a “double real”tm strategy. This was slightly positive for performance as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	For the six-month period, 10-year real yields increased by 0.29%, compared to a 0.28% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.41% at September 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.42% on March 31, 2004. The six-month Consumer Price Index for All Urban Consumers change for the period ended September 30, 2004 was 1.34%.

•	The Fund was overweight shorter maturity TIPS for the entire period. This was negative for performance as the real yield curve flattened.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

Cumulative Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Class D	1.20%	—	—	—	30.84%
Wilshire Real Estate Investment Trust Index	2.44%	—	—	—	—
Lipper Real Estate Fund Average	1.80%	—	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,012.00	$1,018.80
Expenses Paid During Period	$6.30	$6.33

Expenses are equal to the expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	RealEstateRealReturn Strategy Share Class D	Wilshire Real Estate Investment Trust Index
MONTH
10/31/2003	10,000	10,000
11/30/2003	10,446	10,436
12/31/2003	10,861	10,768
01/31/2004	11,435	11,199
02/29/2004	11,904	11,383
03/31/2004	12,814	12,067
04/30/2004	10,274	10,302
05/31/2004	11,249	11,089
06/30/2004	11,574	11,414
07/31/2004	11,692	11,473
08/31/2004	13,006	12,420
09/30/2004	12,966	12,361

Sector Breakdown*

U.S. Treasury Obligations**	93.8%
Short-Term Instruments	3.0%
Corporate Bonds & Notes	1.4%
Foreign Currency-Denominated Issues	1.0%
Other	0.8%

*	% of total investments as of September 30, 2004
**	Primarily Treasury Inflation Protected Securities (TIPS) serving as collateral for RealEstate-linked derivatives.

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  23

A NATIONAL SHORT DURATION TAX-EXEMPT BOND FUND

PIMCO Short Duration Municipal Income Fund

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class D shares returned 0.23% for the six-month period ended September 30, 2004, slightly underperforming the 0.45% return of the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

•	The return of the Lipper Short Municipal Debt Fund Average, consisting of national municipal funds with average maturities between 1 and 5 years, was 0.25% for the six-month period ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was positive for performance as municipal yields increased in shorter maturities.

•	Interest rate hedging strategies were negative for performance as longer Treasuries out performed short municipals.

•	The Fund’s average credit quality was AAA at the end of the period versus the benchmark’s average of AAA.

•	The Fund’s Class D SEC yield after fees at September 30, 2004 was 2.20%, or 3.38% on a fully tax-adjusted basis, with a federal tax rate of 35.0%.

•	Yields on short end AAA municipals increased most for the period as the 5-year, 10-year and 30-year AAA municipals increased by 0.31%, 0.04% and 0.15%, respectively, for the period while yields on 15-year, 20-year maturities decreased by 0.09% and 0.03%, respectively.

•	The yield ratio between 10-year AAA municipals and Treasuries declined as Treasury yields increased and municipal yields fell.

•	Exposure to tobacco securitization helped performance as the sector rallied due to increased demand for high yield municipal debt.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (08/31/99)
PIMCO Short Duration Municipal Bond Fund Class D	0.23%	1.02%	3.09%	—	3.09%
Lehman Brothers 1-Year Municipal Bond Index	0.45%	1.13%	3.65%	—	—
Lipper Short Municipal Debt Fund Average	0.25%	1.00%	3.48%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,002.30	$1,021.06
Expenses Paid During Period	$4.02	$4.05

Expenses are equal to the expense ratio of 0.80% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Short Duration Municipal Income Share Class D	Lehman Brothers 1-Year Municipal Bond Index

MONTH
08/31/1999	10,000	10,000
09/30/1999	10,027	10,034
10/31/1999	10,047	10,056
11/30/1999	10,076	10,087
12/31/1999	10,099	10,095
01/31/2000	10,137	10,133
02/29/2000	10,152	10,164
03/31/2000	10,195	10,208
04/30/2000	10,207	10,232
05/31/2000	10,222	10,249
06/30/2000	10,288	10,333
07/31/2000	10,339	10,391
08/31/2000	10,396	10,444
09/30/2000	10,445	10,467
10/31/2000	10,512	10,517
11/30/2000	10,537	10,556
12/31/2000	10,644	10,635
01/31/2001	10,700	10,761
02/28/2001	10,748	10,796
03/31/2001	10,786	10,852
04/30/2001	10,779	10,873
05/31/2001	10,842	10,949
06/30/2001	10,917	10,992
07/31/2001	10,973	11,041
08/31/2001	11,077	11,108
09/30/2001	11,057	11,162
10/31/2001	11,102	11,211
11/30/2001	11,114	11,221
12/31/2001	11,130	11,249
01/31/2002	11,185	11,340
02/28/2002	11,236	11,381
03/31/2002	11,206	11,302
04/30/2002	11,268	11,387
05/31/2002	11,316	11,437
06/30/2002	11,342	11,493
07/31/2002	11,346	11,536
08/31/2002	11,369	11,574
09/30/2002	11,381	11,600
10/31/2002	11,322	11,583
11/30/2002	11,354	11,608
12/31/2002	11,413	11,682
01/31/2003	11,444	11,709
02/28/2003	11,467	11,739
03/31/2003	11,442	11,739
04/30/2003	11,428	11,752
05/31/2003	11,492	11,790
06/30/2003	11,493	11,805
07/31/2003	11,452	11,801
08/31/2003	11,479	11,816
09/30/2003	11,562	11,871
10/31/2003	11,591	11,858
11/30/2003	11,641	11,870
12/31/2003	11,657	11,883
01/31/2004	11,663	11,908
02/29/2004	11,738	11,950
03/31/2004	11,653	11,951
04/30/2004	11,626	11,923
05/31/2004	11,609	11,904
06/30/2004	11,608	11,916
07/31/2004	11,656	11,962
08/31/2004	11,680	12,013
09/30/2004	11,680	12,006

Regional Breakdown*

California	11.2%
Texas	10.6%
Illinois	8.7%
New York	7.9%
Washington	7.4%
Michigan	6.4%
Ohio	4.7%
Massachusetts	4.0%
Short-Term Instruments	2.0%
Other	37.1%

*	% of total investments as of September 30, 2004

24  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class D shares returned 0.39% for the six-month period ended September 30, 2004, slightly underperforming the 0.56% return of the Fund’s benchmark, the Citigroup 3-Month Treasury Bill Index.

•	Above-Benchmark duration was negative for returns as short interest rates increased.

•	During the second quarter, exposure to intermediate maturities detracted from performance as two- to five-year rates increased. During the third quarter this exposure modestly added to performance as two- to five-year rates fell even as short rates rose.

•	An emphasis on mortgages helped returns, as low volatility and strong bank demand supported these assets; mortgage security selection also added to returns.

•	A corporate emphasis was negative during the second quarter as spreads widened and added to returns during the third quarter as credit premiums narrowed.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging markets bonds added value as a benign rate environment and improving credit qualities boosted demand.

•	Non-U.S. positions, mainly short maturity Eurozone issues, added value amid expectations for lower growth and inflation in Europe.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (10/07/87)
PIMCO Short-Term Fund Class D	0.39%	1.18%	3.87%	5.08%	5.45%
Citigroup 3-Month Treasury Bill Index	0.56%	1.04%	2.96%	4.08%	—
Lipper Ultra-Short Obligations Fund Average	0.33%	1.12%	3.69%	4.72%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,003.90	$1,021.31
Expenses Paid During Period	$3.77	$3.80

Expenses are equal to the expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	Short-Term Share Class D	Citigroup 3-Month Treasury Bill Index

MONTH
10/31/1987	10,000	10,000
11/30/1987	10,056	10,048
12/31/1987	10,114	10,095
01/31/1988	10,181	10,142
02/29/1988	10,222	10,190
03/31/1988	10,276	10,238
04/30/1988	10,330	10,287
05/31/1988	10,386	10,340
06/30/1988	10,443	10,395
07/31/1988	10,495	10,452
08/31/1988	10,560	10,513
09/30/1988	10,627	10,576
10/31/1988	10,718	10,640
11/30/1988	10,787	10,707
12/31/1988	10,849	10,777
01/31/1989	10,925	10,850
02/28/1989	11,000	10,926
03/31/1989	11,093	11,005
04/30/1989	11,176	11,087
05/31/1989	11,275	11,170
06/30/1989	11,358	11,248
07/31/1989	11,452	11,326
08/31/1989	11,511	11,403
09/30/1989	11,588	11,477
10/31/1989	11,695	11,555
11/30/1989	11,771	11,630
12/31/1989	11,837	11,707
01/31/1990	11,892	11,784
02/28/1990	11,964	11,855
03/31/1990	12,042	11,934
04/30/1990	12,090	12,012
05/31/1990	12,202	12,094
06/30/1990	12,280	12,172
07/31/1990	12,364	12,253
08/31/1990	12,428	12,333
09/30/1990	12,509	12,408
10/31/1990	12,603	12,486
11/30/1990	12,702	12,560
12/31/1990	12,803	12,634
01/31/1991	12,893	12,706
02/28/1991	12,962	12,768
03/31/1991	13,020	12,834
04/30/1991	13,100	12,896
05/31/1991	13,172	12,959
06/30/1991	13,219	13,019
07/31/1991	13,296	13,081
08/31/1991	13,379	13,142
09/30/1991	13,452	13,201
10/31/1991	13,528	13,259
11/30/1991	13,561	13,311
12/31/1991	13,615	13,361
01/31/1992	13,665	13,407
02/29/1992	13,691	13,449
03/31/1992	13,716	13,495
04/30/1992	13,772	13,539
05/31/1992	13,814	13,583
06/30/1992	13,868	13,625
07/31/1992	13,923	13,666
08/31/1992	13,958	13,705
09/30/1992	13,994	13,739
10/31/1992	14,008	13,774
11/30/1992	14,025	13,808
12/31/1992	14,066	13,845
01/31/1993	14,112	13,882
02/28/1993	14,149	13,914
03/31/1993	14,214	13,949
04/30/1993	14,262	13,983
05/31/1993	14,318	14,019
06/30/1993	14,374	14,054
07/31/1993	14,425	14,091
08/31/1993	14,463	14,127
09/30/1993	14,499	14,163
10/31/1993	14,550	14,199
11/30/1993	14,604	14,235
12/31/1993	14,672	14,273
01/31/1994	14,697	14,310
02/28/1994	14,713	14,345
03/31/1994	14,690	14,385
04/30/1994	14,713	14,428
05/31/1994	14,724	14,476
06/30/1994	14,791	14,525
07/31/1994	14,861	14,578
08/31/1994	14,919	14,632
09/30/1994	14,935	14,687
10/31/1994	14,974	14,747
11/30/1994	14,986	14,809
12/31/1994	15,050	14,878
01/31/1995	15,126	14,947
02/28/1995	15,265	15,013
03/31/1995	15,298	15,087
04/30/1995	15,462	15,159
05/31/1995	15,618	15,234
06/30/1995	15,670	15,306
07/31/1995	15,764	15,380
08/31/1995	15,836	15,453
09/30/1995	15,984	15,523
10/31/1995	16,099	15,594
11/30/1995	16,248	15,663
12/31/1995	16,386	15,734
01/31/1996	16,465	15,805
02/29/1996	16,495	15,870
03/31/1996	16,548	15,937
04/30/1996	16,625	16,003
05/31/1996	16,712	16,071
06/30/1996	16,804	16,139
07/31/1996	16,851	16,209
08/31/1996	16,957	16,280
09/30/1996	17,120	16,350
10/31/1996	17,257	16,421
11/30/1996	17,412	16,490
12/31/1996	17,480	16,561
01/31/1997	17,583	16,633
02/28/1997	17,662	16,698
03/31/1997	17,671	16,770
04/30/1997	17,772	16,842
05/31/1997	17,900	16,916
06/30/1997	18,018	16,987
07/31/1997	18,158	17,061
08/31/1997	18,213	17,134
09/30/1997	18,335	17,207
10/31/1997	18,377	17,282
11/30/1997	18,460	17,355
12/31/1997	18,563	17,430
01/31/1998	18,673	17,507
02/28/1998	18,738	17,576
03/31/1998	18,863	17,654
04/30/1998	18,950	17,729
05/31/1998	19,036	17,806
06/30/1998	19,100	17,879
07/31/1998	19,215	17,955
08/31/1998	19,223	18,031
09/30/1998	19,351	18,105
10/31/1998	19,425	18,178
11/30/1998	19,491	18,245
12/31/1998	19,573	18,312
01/31/1999	19,649	18,380
02/28/1999	19,730	18,443
03/31/1999	19,870	18,514
04/30/1999	19,961	18,582
05/31/1999	19,965	18,653
06/30/1999	20,035	18,723
07/31/1999	20,105	18,796
08/31/1999	20,171	18,870
09/30/1999	20,262	18,944
10/31/1999	20,360	19,021
11/30/1999	20,455	19,098
12/31/1999	20,537	19,180
01/31/2000	20,584	19,264
02/29/2000	20,704	19,346
03/31/2000	20,838	19,437
04/30/2000	20,915	19,528
05/31/2000	21,028	19,624
06/30/2000	21,159	19,716
07/31/2000	21,269	19,811
08/31/2000	21,403	19,909
09/30/2000	21,527	20,008
10/31/2000	21,622	20,113
11/30/2000	21,797	20,216
12/31/2000	21,971	20,322
01/31/2001	22,123	20,427
02/28/2001	22,269	20,515
03/31/2001	22,369	20,606
04/30/2001	22,434	20,685
05/31/2001	22,609	20,760
06/30/2001	22,647	20,827
07/31/2001	22,803	20,892
08/31/2001	22,883	20,956
09/30/2001	22,986	21,016
10/31/2001	23,071	21,071
11/30/2001	23,104	21,116
12/31/2001	23,143	21,153
01/31/2002	23,194	21,186
02/28/2002	23,222	21,214
03/31/2002	23,219	21,246
04/30/2002	23,270	21,276
05/31/2002	23,324	21,308
06/30/2002	23,305	21,338
07/31/2002	23,193	21,369
08/31/2002	23,346	21,400
09/30/2002	23,400	21,429
10/31/2002	23,459	21,459
11/30/2002	23,658	21,487
12/31/2002	23,736	21,512
01/31/2003	23,836	21,536
02/28/2003	23,950	21,556
03/31/2003	23,988	21,577
04/30/2003	24,072	21,598
05/31/2003	24,133	21,619
06/30/2003	24,162	21,639
07/31/2003	24,075	21,657
08/31/2003	24,103	21,675
09/30/2003	24,226	21,692
10/31/2003	24,209	21,709
11/30/2003	24,212	21,726
12/31/2003	24,280	21,743
01/31/2004	24,302	21,761
02/29/2004	24,367	21,777
03/31/2004	24,416	21,794
04/30/2004	24,365	21,811
05/31/2004	24,384	21,828
06/30/2004	24,406	21,846
07/31/2004	24,433	21,867
08/31/2004	24,482	21,890
09/30/2004	24,509	21,916

Sector Breakdown*

Short-Term Instruments	70.5%
Corporate Bonds & Notes	11.0%
Asset-Backed Securities	5.4%
Mortgage-Backed Securities	4.6%
Other	8.5%

*	% of total investments as of September 30, 2004

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  25

AN EQUITY-RELATED FUND

PIMCO StocksPLUS Fund

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of Fixed Income Instruments.

•	For the six-month period ended September 30, 2004, the S&P 500 Index delivered a total return of –0.18%. The Fund’s Class D shares underperformed the Index, posting a total return of –0.84% for the six-month period.

•	Investor optimism and the stock market rally in the second quarter were offset by the third quarter, as equity markets stalled while investors weighed the impact of higher oil prices and mixed economic data.

•	While the structural yield advantage provided by non-money market holdings boosted returns, this yield contribution was overwhelmed by a sharp rise in short maturity rates.

•	Exposure to the European interest rates, with an emphasis on the short end of the yield curve, boosted returns as short-term European interest rates rose less than U.S. short-term interest rates.

•	Lack of confidence on the sustainability of economic recovery and expectations for the Fed to remain on hold caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	Corporate and mortgage holdings provided incremental yield and diversification.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (05/13/93)
PIMCO StocksPLUS Fund Class D	–0.84%	12.96%	–1.07%	11.10%	10.76%
S&P 500 Index	–0.18%	13.87%	–1.31%	11.08%	—
Lipper Large-Cap Core Fund Average	–2.03%	10.20%	–2.44%	8.91%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the value of shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$991.60	$1,019.80
Expenses Paid During Period	$5.24	$5.32

Expenses are equal to the expense ratio of 1.05% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	StocksPLUS Share Class D	S&P 500 Index

MONTH
05/31/1993	10,000	10,000
06/30/1993	10,054	10,029
07/31/1993	10,025	9,989
08/31/1993	10,411	10,368
09/30/1993	10,301	10,288
10/31/1993	10,526	10,501
11/30/1993	10,409	10,401
12/31/1993	10,585	10,527
01/31/1994	10,939	10,885
02/28/1994	10,595	10,589
03/31/1994	10,123	10,128
04/30/1994	10,248	10,258
05/31/1994	10,437	10,426
06/30/1994	10,207	10,170
07/31/1994	10,600	10,504
08/31/1994	11,078	10,935
09/30/1994	10,891	10,668
10/31/1994	11,064	10,907
11/30/1994	10,719	10,510
12/31/1994	10,857	10,666
01/31/1995	11,155	10,943
02/28/1995	11,650	11,369
03/31/1995	11,964	11,705
04/30/1995	12,349	12,049
05/31/1995	12,903	12,531
06/30/1995	13,183	12,822
07/31/1995	13,586	13,247
08/31/1995	13,679	13,280
09/30/1995	14,255	13,841
10/31/1995	14,232	13,791
11/30/1995	14,912	14,397
12/31/1995	15,185	14,674
01/31/1996	15,726	15,174
02/29/1996	15,767	15,314
03/31/1996	15,975	15,462
04/30/1996	16,174	15,690
05/31/1996	16,530	16,094
06/30/1996	16,687	16,156
07/31/1996	15,903	15,442
08/31/1996	16,237	15,768
09/30/1996	17,182	16,655
10/31/1996	17,726	17,114
11/30/1996	19,038	18,408
12/31/1996	18,619	18,043
01/31/1997	19,761	19,171
02/28/1997	19,907	19,321
03/31/1997	18,999	18,527
04/30/1997	20,172	19,633
05/31/1997	21,444	20,828
06/30/1997	22,332	21,761
07/31/1997	24,168	23,493
08/31/1997	22,851	22,177
09/30/1997	24,037	23,392
10/31/1997	23,258	22,610
11/30/1997	24,204	23,657
12/31/1997	24,640	24,063
01/31/1998	24,975	24,329
02/28/1998	26,649	26,084
03/31/1998	27,970	27,420
04/30/1998	28,309	27,695
05/31/1998	27,734	27,219
06/30/1998	28,816	28,325
07/31/1998	28,496	28,023
08/31/1998	24,133	23,972
09/30/1998	25,972	25,507
10/31/1998	28,021	27,582
11/30/1998	29,610	29,254
12/31/1998	31,470	30,940
01/31/1999	32,524	32,233
02/28/1999	31,425	31,232
03/31/1999	32,735	32,481
04/30/1999	34,041	33,739
05/31/1999	33,146	32,943
06/30/1999	35,058	34,771
07/31/1999	33,901	33,685
08/31/1999	33,715	33,518
09/30/1999	32,953	32,600
10/31/1999	35,049	34,663
11/30/1999	35,610	35,367
12/31/1999	37,625	37,451
01/31/2000	35,672	35,570
02/29/2000	35,102	34,896
03/31/2000	38,401	38,310
04/30/2000	37,203	37,157
05/31/2000	36,411	36,394
06/30/2000	37,314	37,292
07/31/2000	36,817	36,708
08/31/2000	39,266	38,988
09/30/2000	37,110	36,930
10/31/2000	36,917	36,774
11/30/2000	34,115	33,875
12/31/2000	34,419	34,040
01/31/2001	35,733	35,248
02/28/2001	32,417	32,034
03/31/2001	30,236	30,005
04/30/2001	32,567	32,336
05/31/2001	32,896	32,553
06/30/2001	32,129	31,761
07/31/2001	31,888	31,448
08/31/2001	29,867	29,479
09/30/2001	27,334	27,099
10/31/2001	27,998	27,616
11/30/2001	29,810	29,734
12/31/2001	30,051	29,995
01/31/2002	29,687	29,557
02/28/2002	29,233	28,987
03/31/2002	30,306	30,077
04/30/2002	28,567	28,254
05/31/2002	28,352	28,046
06/30/2002	26,368	26,048
07/31/2002	24,140	24,018
08/31/2002	24,567	24,176
09/30/2002	21,911	21,549
10/31/2002	23,925	23,446
11/30/2002	25,298	24,824
12/31/2002	23,980	23,366
01/31/2003	23,452	22,754
02/28/2003	23,173	22,412
03/31/2003	23,421	22,629
04/30/2003	25,281	24,495
05/31/2003	26,644	25,785
06/30/2003	26,947	26,113
07/31/2003	27,290	26,574
08/31/2003	27,849	27,092
09/30/2003	27,640	26,804
10/31/2003	29,119	28,321
11/30/2003	29,369	28,570
12/31/2003	30,944	30,068
01/31/2004	31,494	30,620
02/29/2004	31,979	31,046
03/31/2004	31,484	30,577
04/30/2004	30,816	30,097
05/31/2004	31,183	30,510
06/30/2004	31,779	31,104
07/31/2004	30,736	30,074
08/31/2004	30,905	30,196
09/30/2004	31,220	30,523

Sector Breakdown*

Short-Term Instruments**	65.1%
U.S. Treasury Obligations	9.1%
Corporate Bonds & Notes	9.0%
Mortgage-Backed Securities	4.9%
Asset-Backed Securities	4.7%
Other	7.2%

*	% of total investments as of September 30, 2004
**	Primarily serving as collateral for equity-linked derivative positions.

26  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

AN EQUITY-RELATED FUND

PIMCO StocksPLUS Total Return Fund

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a low-to intermediate-duration portfolio of Fixed Income Instruments.

•	For the six-month period ended September 30, 2004 the S&P 500 Index delivered a total return of –0.18%. The Fund’s Class D shares outperformed the S&P 500 Index by posting a total return of 0.31% for the same period.

•	Investor optimism and stock market rally in the second quarter 2004 was reversed in the third quarter as equity markets stalled while investors weighed the impact of higher oil prices and mixed economic data.

•	A longer relative duration and broader yield curve exposure resulted in the capture of attractive yield premium; the portfolio’s emphasis on five- to seven-year maturities was favorable as the yield curve flattened and short rates rose.

•	Exposure to European interest rates, with an emphasis on the short- to intermediate-end of the yield curve, helped performance as European interest rates rose less than U.S. rates amid expectations for slower growth and lower inflation in Europe.

•	Lack of confidence about the sustainability of economic recovery and expectations for the Fed to retain a neutral policy caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	An allocation to longer-maturity municipal bonds provided a buffer against volatile Treasury rates. But this allocation was neutral to overall performance as retail demand slipped in the third quarter.

•	Corporate and mortgage holdings provided incremental yield and diversification.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (06/28/02)
PIMCO StocksPLUS Total Return Fund Class D	0.31%	15.54%	—	—	11.23%
S&P 500 Index	–0.18%	13.87%	—	—	—
Lipper Large-Cap Core Fund Average	–2.03%	10.20%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,003.10	$1,019.10
Expenses Paid During Period	$5.98	$6.02

Expenses are equal to the expense ratio of 1.19% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	StocksPLUS Total Return Share Class D	S&P 500 Index
MONTH
06/30/2002	10,000	10,000
07/31/2002	9,376	9,221
08/31/2002	9,473	9,282
09/30/2002	8,514	8,273
10/31/2002	9,254	9,001
11/30/2002	9,803	9,530
12/31/2002	9,453	8,970
01/31/2003	9,116	8,735
02/28/2003	9,092	8,604
03/31/2003	9,186	8,688
04/30/2003	9,950	9,404
05/31/2003	10,643	9,899
06/30/2003	10,768	10,025
07/31/2003	10,845	10,202
08/31/2003	11,047	10,401
09/30/2003	11,006	10,291
10/31/2003	11,591	10,873
11/30/2003	11,632	10,968
12/31/2003	12,301	11,544
01/31/2004	12,573	11,755
02/29/2004	12,834	11,919
03/31/2004	12,677	11,739
04/30/2004	12,291	11,555
05/31/2004	12,469	11,713
06/30/2004	12,717	11,941
07/31/2004	12,371	11,546
08/31/2004	12,591	11,593
09/30/2004	12,717	11,718

Sector Breakdown*

Short-Term Instruments**	61.1%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	12.2%
Other	8.8%

*	% of total investments as of September 30, 2004
**	Primarily serving as collateral for equity-linked derivative positions.

PIMCO Bond Funds Semi-Annual Report  |  09.30.04  27

A MORTGAGE-BACKED BOND FUND

PIMCO Total Return Mortgage Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and to be announced mortgage-backed securities).

•	The Fund’s Class D shares returned 1.75% for the six-month period ended September 30, 2004, outperforming the 1.45% return of the Fund’s benchmark, the Lehman Brothers Mortgage Index.

•	The Fund held duration below the Index given longer-term risks of inflation and rate increases for most of the period. This strategy was positive in the first part of the period as interest rates rose sharply, but the strategy was negative during the last three months as interest rates fell.

•	Near-Index yield curve positioning was neutral for performance.

•	An underweight to 30-year conventional (FHLMC & FNMA) issues was positive as these issues underperformed their GNMA counterparts.

•	Near-Index exposure to 15-year mortgage-backed securities was neutral for returns.

•	An allocation to asset-backed positions added to returns as the sector outperformed other core fixed income sectors.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Total Return Mortgage Fund Class D	1.75%	4.55%	7.61%	—	7.11%
Lehman Brothers Mortgage Index	1.45%	4.36%	6.95%	—	—
Lipper U.S. Mortgage Fund Average	0.96%	3.35%	6.15%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,017.50	$1,020.56
Expenses Paid During Period	$4.55	$4.56

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

	Total Return Mortgage Share Class D	Lehman Brothers Mortgage Index

MONTH
07/31/1997	10,000	10,000
08/31/1997	10,007	9,976
09/30/1997	10,162	10,103
10/31/1997	10,310	10,215
11/30/1997	10,356	10,248
12/31/1997	10,475	10,342
01/31/1998	10,587	10,445
02/28/1998	10,604	10,467
03/31/1998	10,641	10,511
04/30/1998	10,711	10,571
05/31/1998	10,801	10,641
06/30/1998	10,869	10,692
07/31/1998	10,910	10,746
08/31/1998	11,038	10,843
09/30/1998	11,160	10,974
10/31/1998	11,113	10,960
11/30/1998	11,159	11,014
12/31/1998	11,187	11,061
01/31/1999	11,253	11,140
02/28/1999	11,192	11,096
03/31/1999	11,262	11,171
04/30/1999	11,315	11,222
05/31/1999	11,252	11,159
06/30/1999	11,237	11,120
07/31/1999	11,193	11,045
08/31/1999	11,184	11,044
09/30/1999	11,324	11,223
10/31/1999	11,386	11,288
11/30/1999	11,439	11,294
12/31/1999	11,411	11,267
01/31/2000	11,335	11,169
02/29/2000	11,502	11,298
03/31/2000	11,653	11,422
04/30/2000	11,611	11,430
05/31/2000	11,603	11,435
06/30/2000	11,817	11,680
07/31/2000	11,931	11,755
08/31/2000	12,126	11,933
09/30/2000	12,245	12,056
10/31/2000	12,327	12,143
11/30/2000	12,523	12,326
12/31/2000	12,759	12,524
01/31/2001	12,957	12,719
02/28/2001	13,075	12,792
03/31/2001	13,135	12,866
04/30/2001	13,127	12,884
05/31/2001	13,252	12,970
06/30/2001	13,294	12,997
07/31/2001	13,587	13,228
08/31/2001	13,706	13,345
09/30/2001	13,901	13,545
10/31/2001	14,114	13,732
11/30/2001	14,012	13,605
12/31/2001	13,978	13,554
01/31/2002	14,115	13,679
02/28/2002	14,264	13,835
03/31/2002	14,111	13,688
04/30/2002	14,380	13,948
05/31/2002	14,462	14,049
06/30/2002	14,597	14,165
07/31/2002	14,782	14,327
08/31/2002	14,924	14,440
09/30/2002	15,027	14,543
10/31/2002	15,072	14,598
11/30/2002	15,081	14,588
12/31/2002	15,241	14,740
01/31/2003	15,279	14,776
02/28/2003	15,376	14,875
03/31/2003	15,391	14,876
04/30/2003	15,462	14,939
05/31/2003	15,519	14,951
06/30/2003	15,572	14,975
07/31/2003	15,170	14,695
08/31/2003	15,420	14,799
09/30/2003	15,652	15,052
10/31/2003	15,639	14,999
11/30/2003	15,664	15,031
12/31/2003	15,822	15,192
01/31/2004	15,905	15,287
02/29/2004	16,035	15,416
03/31/2004	16,081	15,484
4/30/2004	15,831	15,208
05/31/2004	15,801	15,175
06/30/2004	15,917	15,309
07/31/2004	16,105	15,446
08/31/2004	16,328	15,685
09/30/2004	16,362	15,708

Sector Breakdown*

U.S. Government Agencies	58.8%
Short-Term Instruments	25.5%
Asset-Backed Securities	8.5%
Mortgage-Backed Securities	7.2%

*	% of total investments as of September 30, 2004

28  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

Schedule of Investments

All Asset Fund (a)

September 30, 2004 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 98.6%

CommodityRealReturn Strategy	33,876,547	$534,572
Convertible	1,393,511	16,416
Emerging Markets Bond	28,159,548	303,278
European Convertible	7,975,588	98,578
Foreign Bond (Unhedged)	420,067	4,339
GNMA	19,145,057	213,084
High Yield	31,610,845	307,574
International StocksPLUS TR Strategy	17,467,057	189,518
Low Duration	11,731,573	120,483
Real Return	21,857,140	253,106
Real Return Asset	22,431,941	270,978
RealEstateRealReturn Strategy	15,092,513	179,299
Short-Term	387,776	3,897
StocksPLUS	45,341,577	423,490
StocksPLUS Total Return	27,598,289	335,595

Total Investments 98.6% (Cost $3,126,696)		$3,254,207

Other Assets and Liabilities (Net) 1.4%		45,312

Net Assets 100.0%		$3,299,519

Notes to Schedule of Investments:

(a)	The Fund is investing in Affiliates.
(b)	Institutional Class shares of each PIMCO Fund

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  29

Schedule of Investments

California Intermediate Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.4%

California 72.4%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	$1,200	$1,233
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	154
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	470	496
Association of Bay Area Governments Financing for Non- Profit Corp. Authority Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,065
Association of Bay Area Governments Financing for Non- Profit Corp. Authority Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,079
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	184
4.000% due 08/01/2012	225	236
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	152
California Health Facilities Financing Authority Revenue Bonds, (AMBAC Insured), Series 1996-B
1.530% due 07/01/2012 (a)	500	500
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	378
California Housing Financial Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	100	105
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	780	870
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	129
California State Economic Recovery Revenue Bonds, Series 2004
19.765% due 07/01/2008 (a)	2,000	2,932
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	163
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	2,000	2,103
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (e)	1,300	1,365
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,043
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,110
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,034
California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035 (a)	2,400	2,387
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	966
California Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	878
Campbell, California Redevelopment Agency Tax Allocation Bonds, Series 2002
4.700% due 10/01/2011	505	519
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,840	2,095
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,539
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	712
5.375% due 09/01/2017	800	818
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	502
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	241
6.400% due 09/01/2018	120	126
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,030
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,025
Desert Sands, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2009	700	775
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	6,400	6,408
Goleta, California Water District Certificates of Participation Bonds, (MBIA Insured), Series 2003
4.500% due 12/01/2010	1,315	1,429
Irvine Ranch, California Water District General Obligation Bonds, Series 1989
1.450% due 06/01/2015 (a)	700	700
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	215
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2011	310	345
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,671
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	159
Los Angeles, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1997
6.000% due 07/01/2011	1,360	1,589
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	33
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,280
Metropolitan Water District of Southern California Revenue Bonds, (Westdeutsche Landes Bank Insured), Series 2000
1.050% due 07/01/2035 (a)	500	500
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	168
Metropolitan Water District Southern California Revenue Bonds, (SPA-Westdeutsche Landesbank Insured), Series 2000
0.800% due 07/01/2035 (a)	800	800
Metropolitan Water District Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001
0.970% due 07/01/2036 (a)	500	500
Milpitas, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,320
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	593
6.400% due 09/01/2031	700	716
Newport Beach, California Revenue Bonds, Series 1992
0.990% due 10/01/2022 (a)	1,100	1,100
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	605	671
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	471
5.700% due 08/15/2012	485	500
5.800% due 08/15/2013	600	619
6.200% due 08/15/2018	1,025	1,055
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2010	1,085	1,172
4.500% due 09/01/2011	1,075	1,161
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,751

30  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	$1,000	$1,158
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 08/15/2010	2,510	2,785
Pacific Housing & Finance Agency, California Revenue Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004	250	251
Pomona, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,812
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	558
Redding, California Electric System Revenue Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019	500	510
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	281
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	900	1,150
San Diego County, California Certificate of Participation, Series 2001
5.000% due 10/01/2009	1,545	1,691
San Diego County, California Water Authority Certificates of Participation, Series 2004
8.730% due 05/01/2032 (a)	4,500	4,650
San Diego, California Water District Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	688
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	325
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	970	1,035
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	696
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,087
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	110	131
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	556
Santa Margarita/Dana Point, California Authority Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	164
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	512
Southeast Resource Recovery Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	1,125	1,257
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	125
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,283
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	3,410	3,784
Vernon, California Electric Systems Revenue Bonds, Series 2003
5.000% due 04/01/2010	1,135	1,200

		91,559

Hawaii 1.2%

Hawaii State General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 09/01/2013	1,325	1,500

Illinois 1.2%

Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.970% due 07/01/2012 (a)	1,400	1,480

Louisiana 1.3%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,708

New Jersey 0.3%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	250	285
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	145

		430

Puerto Rico 12.5%

Puerto Rico Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,024
Puerto Rico Commonwealth General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,158
Puerto Rico Commonwealth General Obligation Bonds, (MBIA Insured), Series 2004
11.670% due 07/01/2012 (a)	2,663	3,846
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	1,000	1,175
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	291
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,295
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	167
Puerto Rico Electric Power Authority Revenue Bonds, (FSA Insured), Series 2004
9.170% due 07/01/2012 (a)	2,500	3,194
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027	3,250	3,663

		15,813

Texas 0.2%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.640% due 02/15/2024 (a)	250	261

Virgin Islands 4.7%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,604
5.500% due 10/01/2008	3,000	3,235
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,072

		5,911

Washington 3.6%

Tobacco Settlement of Washington Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,750	4,505

Total Municipal Bonds & Notes (Cost $119,973)		123,167

SHORT-TERM INSTRUMENTS 2.3%

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $135. Repurchase proceeds are $130.)	130	130

U.S. Treasury Bills 2.2%
1.618% due 12/02/2004- 12/16/2004 (b)(c)(d)	2,810	2,799

Total Short-Term Instruments (Cost $2,931)		2,929

Total Investments 99.7% (Cost $122,904)		$126,096

Written Options (f) (0.4%) (Premiums $415)		(514)

Other Assets and Liabilities (Net) 0.7%		864

Net Assets 100.0%		$126,446

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  31

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

September 30, 2004 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $1,245 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(d)	Securities with an aggregate market value of $1,554 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Short Futures	12/2004	199	$(350)

(e)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	02/07/2002 and 08/29/2002	$1,300	$1,365	1.08%

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	101	$333	$458
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	63	53	36
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	60	29	20

				$415	$514

(g)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month LIBOR	Receive	6.000%	12/15/2024	$11,700	$(1,189)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009	34,000	1,407

						$218

32  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

California Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 96.0%

Arkansas 2.0%

University of Arkansas Revenue Bonds, (FSA Insured), Series 2004
5.000% due 12/01/2013	$300	$335

California 73.8%

California Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 1999
0.000% due 09/01/2010 (a)	500	410
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	250	279
California State Economic Recovery Revenue Bonds, Series 2004
19.890% due 07/01/2008 (b)	200	293
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (d)	250	263
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	401
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	271
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	410
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	131
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	154
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	601
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2010	250	280
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2022	500	527
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.500% due 07/01/2011	500	571
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 07/01/2019	750	828
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	556
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	500	555
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2011	500	540
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	866
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	463
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2011	750	835
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	416
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	768
San Bernardino County, California Certificate of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	52
San Diego County, California Water Authority Certificate of Participation, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,000	1,017
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	111
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	300	348
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	556

		12,558

Louisiana 3.8%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	640

Massachusetts 0.6%

Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	110

New Jersey 3.4%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (b)	500	570

New York 6.0%

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,000	1,016

Puerto Rico 2.3%

Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027	350	394

Virgin Islands 4.1%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	437
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	268

		705

Total Municipal Bonds & Notes (Cost $15,830)		16,328

SHORT-TERM INSTRUMENTS 3.0%

Repurchase Agreement 2.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $363. Repurchase proceeds are $353.)	353	353

U.S. Treasury Bills 0.9%

1.643% due 12/16/2004 (c)	160	159

Total Short-Term Instruments (Cost $512)		512

Total Investments 99.0% (Cost $16,342)		$16,840

Written Options (e) (0.2%) (Premiums $34)		(30)

Other Assets and Liabilities (Net) 1.2%		206

Net Assets 100.0%		$17,016

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Variable rate security.
(c)	Securities with an aggregate market value of $159 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Short Futures	12/2004	15	$(2)
U.S. Treasury 30-Year Bond Short Futures	12/2004	21	(21)

			$(23)

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  33

Schedule of Investments (Cont.)

California Municipal Bond Fund

September 30, 2004 (Unaudited)

(d)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	02/07/2002	$250	$263	1.55%

(e)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	3	$10	$14
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	8	7	5
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	35	17	11

				$34	$30

34  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

CommodityRealReturn Strategy Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.7%

Banking & Finance 0.5%

Countrywide Home Loans, Inc.
1.820% due 02/23/2005 (a)		$9,700	$9,698
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)		200	200
2.060% due 07/18/2005 (a)		3,100	3,103
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)		4,000	4,011
Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	273
8.625% due 02/01/2022		200	228
Phoenix Quake Wind Ltd.
4.050% due 07/03/2008 (a)		2,000	2,074
5.100% due 07/03/2008 (a)		1,240	1,273
Residential Reinsurance Ltd.
6.740% due 06/08/2006 (a)		500	390
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	101
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)		5,000	4,998
Vita Capital Ltd.
2.950% due 01/01/2007 (a)		2,200	2,214

			28,563

Industrials 0.2%

DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005		100	103
Petroleos Mexicanos
9.250% due 03/30/2018		8,300	10,126

			10,229

Utilities 0.0%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	111
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		1,500	1,508

			1,619

Total Corporate Bonds & Notes (Cost $40,389)			40,411

MUNICIPAL BONDS & NOTES 0.3%

Badger Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,102
California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,600	1,464
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		3,190	3,565
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		1,600	1,783
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	974
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,208
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	388
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,079
South Carolina Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		1,000	928
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,360	3,265

Total Municipal Bonds & Notes (Cost $16,165)			16,756

U.S. GOVERNMENT AGENCIES 0.2%

Freddie Mac
7.500% due 10/25/2043		8,390	9,174

Total U.S. Government Agencies (Cost $9,129)			9,174

U.S. TREASURY OBLIGATIONS 105.5%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		475,644	508,326
3.625% due 01/15/2008		813,832	892,768
3.875% due 01/15/2009		352,603	397,050
4.250% due 01/15/2010		204,502	237,406
3.500% due 01/15/2011		350,970	397,351
3.375% due 01/15/2012		21,174	23,999
3.000% due 07/15/2012		996,274	1,103,491
1.875% due 07/15/2013		244,723	248,958
2.000% due 01/15/2014		1,072,962	1,098,990
2.000% due 07/15/2014		4,321	4,418
2.375% due 01/15/2025		154,042	160,523
3.625% due 04/15/2028		244,088	309,782
3.875% due 04/15/2029		431,923	573,041
3.375% due 04/15/2032		26,678	33,831

Total U.S. Treasury Obligations (Cost $5,934,077)			5,989,934

ASSET-BACKED SECURITIES 0.2%

Redwood Capital Ltd.
3.900% due 01/01/2006 (a)		4,300	4,337
5.450% due 01/01/2006 (a)		4,300	4,342
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)		4,000	4,000

Total Asset-Backed Securities (Cost $12,600)			12,679

SOVEREIGN ISSUES 0.4%

Republic of Brazil
2.062% due 04/15/2006 (a)		160	160
2.125% due 04/15/2009 (a)		59	58
8.000% due 04/15/2014		22,459	22,353
11.000% due 08/17/2040		200	224
United Mexican States
6.375% due 01/16/2013		1,200	1,267

Total Sovereign Issues (Cost $23,589)			24,062

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.8%

Commonwealth of Canada
3.000% due 12/01/2036	C$	20,399	18,466
Pylon Ltd.
3.616% due 12/18/2008 (a)	EC	2,600	3,337
6.016% due 12/22/2008 (a)		4,300	5,547
Republic of France
3.000% due 07/25/2012	EC	10,564	14,558
Republic of Italy
2.150% due 09/15/2014		4,098	5,235

Total Foreign Currency-Denominated Issues (Cost $43,381)			47,143

SHORT-TERM INSTRUMENTS 1.4%

Commercial Paper 0.2%

Fannie Mae
1.734% due 11/15/2004		$2,500	2,494
1.819% due 12/22/2004		5,800	5,775
UBS Finance, Inc.
1.940% due 01/25/2005		3,800	3,776

			12,045

Repurchase Agreement 0.5%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $27,898. Repurchase proceeds are $27,348.)		27,347	27,347

U.S. Treasury Bills 0.7%
1.631% due 12/02/2004-12/16/2004 (c)(d)(e)		36,545	36,405

Total Short-Term Instruments (Cost $75,817)			75,797

Total Investments 109.5% (Cost $6,155,147)			$6,215,956

Written Options (g) (0.0%) (Premiums $1,802)			(7)

Other Assets and Liabilities (Net) (9.5%)			(539,070)

Net Assets 100.0%			$5,676,879

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $15,698 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $7,519 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	916	$(84)
Euro-Bund 10-Year Note Long Futures	12/2004	1,982	1,567
U.S. Treasury 10-Year Note Long Futures	12/2004	1,786	1,559

			$3,042

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  35

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund

September 30, 2004 (Unaudited)

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$19
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	26
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	91,500	2,010
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$244,200	(12,403)
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033		44,000	(119)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		66,000	(1,016)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033		61,600	(719)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		66,200	(3,598)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		20,000	(249)
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014		77,700	(3,745)

							$(19,794)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
AIG International Inc.	Dow Jones - AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	$1,285,000	$0
AIG International Inc.	Dow Jones - AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	186,2000
Barclays Bank PLC	Dow Jones - AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	1,217,9000
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	839,7000
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	1,901,5000
Societe Generale	Dow Jones - AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	200,0000	0

					$0

(g)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$29,100	$320	$2
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	33,200	289	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	29,100	175	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	33,200	325	0
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	11/02/2004	40,700	360	5
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	11/02/2004	40,700	333	0

						$1,802	$7

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par		Value	Proceeds
Republic of Italy	4.250	08/01/2014	EC	10,000	$12,575	$12,228
U.S. Treasury Note	3.000	11/15/2007		$1,000	1,003	1,003
U.S. Treasury Note	4.750	05/15/2014		110,200	115,710	115,798

					$129,288	$129,029

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	C$	20,091	10/2004	$0	$(461)	$(461)
Sell	EC	10,943	10/2004	0	(317)	(317)

				$0	$(778)	$(778)

36  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Diversified Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 44.5%

Banking & Finance 11.9%

AIG SunAmerica Global Funding
6.900% due 03/15/2032	$220	$257
American International Group, Inc.
2.875% due 05/15/2008	1,000	976
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	1,480	1,495
Bank of America Corp.
3.875% due 01/15/2008	920	934
5.875% due 02/15/2009	100	108
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	4,000	4,340
Beaver Valley Funding Corp.
9.000% due 06/01/2017	325	380
Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,234
Borden US Finance Corp.
9.000% due 07/15/2014	1,400	1,477
CitiCorp.
6.375% due 11/15/2008	400	440
Citigroup, Inc.
6.000% due 02/21/2012	650	716
7.750% due 12/01/2036	100	111
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	250	260
Export-Import Bank of China
5.250% due 07/29/2014	6,625	6,669
Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	2,050
Ford Motor Credit Co.
2.060% due 07/18/2005 (a)	1,500	1,502
7.250% due 10/25/2011	2,755	2,985
7.000% due 10/01/2013	3,575	3,786
7.450% due 07/16/2031	300	295
Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	396
General Electric Capital Corp.
5.450% due 01/15/2013	500	531
General Motors Acceptance Corp.
2.880% due 10/20/2005 (a)	1,500	1,512
7.000% due 02/01/2012	850	891
6.875% due 08/28/2012	330	343
8.000% due 11/01/2031	575	597
Goldman Sachs Group, Inc.
1.980% due 07/23/2009 (a)	2,150	2,156
5.700% due 09/01/2012	165	175
4.750% due 07/15/2013	1,225	1,204
5.250% due 10/15/2013	400	403
6.125% due 02/15/2033	45	45
Household Finance Corp.
4.125% due 12/15/2008	500	506
7.000% due 05/15/2012	740	848
6.375% due 11/27/2012	2,000	2,220
4.750% due 07/15/2013	120	119
HSBC Bank USA
4.625% due 04/01/2014	400	393
Industrial Bank of Korea
4.000% due 05/19/2014 (a)	30	29
J.P. Morgan Chase & Co., Inc.
4.000% due 02/01/2008	400	406
6.625% due 03/15/2012	620	697
JSG Funding PLC
9.625% due 10/01/2012	2,260	2,565
Korea Development Bank
4.750% due 07/20/2009	2,050	2,097
5.750% due 09/10/2013	385	407
La Quinta Properties, Inc.
8.875% due 03/15/2011	325	366
MetLife, Inc.
5.375% due 12/15/2012	45	47
Mizuho Preferred Capital Co.
8.790% due 06/30/2008 (j)	3,000	3,411
8.790% due 12/29/2049 (a)(d)	750	861
9.870% due 12/31/2049	300	352
Morgan Stanley Dean Witter & Co.
5.300% due 03/01/2013	300	308
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	2,315	2,683
Pemex Finance Ltd.
8.020% due 05/15/2007	509	542
9.690% due 08/15/2009	1,330	1,524
Pemex Project Funding Master Trust
8.000% due 11/15/2011	2,100	2,381
7.375% due 12/15/2014	1,251	1,367
8.625% due 02/01/2022	517	589
Prudential Financial, Inc.
4.104% due 11/15/2006	1,193	1,213
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	700	628
Rabobank Capital Fund II
5.260% due 12/26/2049 (a)	860	869
Refco Finance Holdings LLC
9.000% due 08/01/2012	1,600	1,716
Riggs Capital Trust
8.625% due 12/31/2026	1,000	1,100
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,908
Royal Bank of Scotland PLC
9.118% due 03/31/2049	500	615
Targeted Return Index Securities Trust
8.010% due 08/01/2015 (a)	25,451	27,421
TD Funding Corp.
8.375% due 07/15/2011	300	322
UFJ Finance Aruba AEC
6.750% due 07/15/2013	500	555
UGS Corp.
10.000% due 06/01/2012	950	1,040
Universal City Development Partners
11.750% due 04/01/2010	500	585
Ventas Capital Corp.
8.750% due 05/01/2009	750	840
Verizon Global Funding Corp.
6.875% due 06/15/2012	1,000	1,135
4.375% due 06/01/2013	500	482

		104,415

Industrials 22.9%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	500	539
8.850% due 08/01/2030	745	741
Aearo Co.
8.250% due 04/15/2012	500	512
AES Ironwood LLC
8.857% due 11/30/2025	1,709	1,914
Airgas, Inc.
6.250% due 07/15/2014	1,050	1,055
Alderwoods Group, Inc.
7.750% due 09/15/2012	800	850
Allied Waste North America, Inc.
8.500% due 12/01/2008	995	1,085
6.500% due 11/15/2010	250	249
7.875% due 04/15/2013	1,000	1,060
Amerada Hess Corp.
6.650% due 08/15/2011	810	896
7.300% due 08/15/2031	425	465
American Media Operations, Inc.
10.250% due 05/01/2009	500	529
8.875% due 01/15/2011	250	261
American Tower Escrow Corp.
0.000% due 08/01/2008	500	375
AmeriGas Partners LP
10.000% due 04/15/2006	375	412
AOL Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,443
6.875% due 05/01/2012	1,625	1,816
7.700% due 05/01/2032	200	233
Argosy Gaming Co.
7.000% due 01/15/2014	500	518
Argo-Tech Corp.
9.250% due 06/01/2011	750	808
Armor Holdings, Inc.
8.250% due 08/15/2013	325	360
ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,781
AT&T Broadband Corp.
8.375% due 03/15/2013	315	382
Aviall, Inc.
7.625% due 07/01/2011	675	732
Boise Cascade Corp.
7.000% due 11/01/2013	833	973
Boyd Gaming Corp.
7.750% due 12/15/2012	1,025	1,104
Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,859
Cablevision Systems Corp.
8.000% due 04/15/2012	1,500	1,575
Caesars Entertainment, Inc.
8.125% due 05/15/2011	100	116
Canwest Media, Inc.
10.625% due 05/15/2011	325	371
CCO Holdings LLC
8.750% due 11/15/2013	1,000	986
Charter Communications Holdings II LLC
10.250% due 09/15/2010	2,000	2,052
Charter Communications Holdings LLC
10.000% due 04/01/2009	600	489
8.000% due 04/30/2012	2,750	2,757
8.375% due 04/30/2014	1,250	1,248
Chesapeake Energy Corp.
8.125% due 04/01/2011	174	191
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	388
5.750% due 01/15/2013	400	412
Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	108
6.875% due 06/15/2009	1,095	1,218
7.125% due 06/15/2013	2,130	2,413
Comcast Corp.
6.500% due 01/15/2015	100	108
7.050% due 03/15/2033	200	220
Commonwealth Brands, Inc.
9.750% due 04/15/2008	350	366
Constellation Brands, Inc.
8.625% due 08/01/2006	700	759
Cox Communications, Inc.
7.750% due 08/15/2006	270	290
7.125% due 10/01/2012	725	788
Crown European Holdings S.A.
9.500% due 03/01/2011	715	801
10.875% due 03/01/2013	1,700	1,985
CSC Holdings, Inc.
8.125% due 08/15/2009	335	358
7.625% due 04/01/2011	1,550	1,641
DaimlerChrysler North America Holding Corp.
2.750% due 09/26/2005 (a)	4,000	4,021
2.342% due 09/10/2007 (a)	1,514	1,517
7.300% due 01/15/2012	490	557
6.500% due 11/15/2013	2,300	2,500
8.500% due 01/18/2031	340	417
Delhaize America, Inc.
7.375% due 04/15/2006	1,004	1,069
8.125% due 04/15/2011	1,000	1,147
Dex Media West LLC
8.500% due 08/15/2010	750	855

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  37

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
9.875% due 08/15/2013	$3,130	$3,693
Dimon, Inc.
9.625% due 10/15/2011	200	212
7.750% due 06/01/2013	975	955
Dobson Communications Corp.
8.875% due 10/01/2013	700	455
Dow Chemical Co.
5.750% due 12/15/2008	105	112
6.000% due 10/01/2012	250	270
Dresser, Inc.
9.375% due 04/15/2011	1,550	1,713
Duke Energy Field Services LLC
7.500% due 08/16/2005	245	255
5.625% due 11/30/2012	225	236
Dura Operating Corp.
8.625% due 04/15/2012	2,280	2,269
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	1,550	1,573
Dynegy Holdings, Inc.
9.875% due 07/15/2010	1,750	1,986
El Paso CGP Co.
7.625% due 09/01/2008	175	177
6.375% due 02/01/2009	1,500	1,447
El Paso Corp.
7.875% due 06/15/2012	620	618
El Paso Production Holding Co.
7.750% due 06/01/2013	1,665	1,677
Enterprise Products Operating LP
4.000% due 10/15/2007	700	704
4.625% due 10/15/2009	1,100	1,110
Equistar Chemicals LP
10.125% due 09/01/2008	255	289
10.625% due 05/01/2011	2,000	2,290
Evergreen Resources, Inc.
5.875% due 03/15/2012	1,000	1,035
Extendicare Health Services
9.500% due 07/01/2010	500	564
Ferrellgas Partners LP
8.750% due 06/15/2012	1,070	1,182
Fimep S.A.
10.500% due 02/15/2013	155	182
Fisher Communications, Inc.
8.625% due 09/15/2014	500	522
Fisher Scientific International, Inc.
8.000% due 09/01/2013	350	394
6.750% due 08/15/2014	2,500	2,637
Freescale Semiconductor, Inc.
4.380% due 07/15/2009 (a)	900	927
7.125% due 07/15/2014	550	575
Fresenius Medical Care
7.875% due 06/15/2011	1,260	1,405
Gazinvest International S.A.
7.250% due 10/30/2008	1,400	1,403
General Motors Corp.
7.125% due 07/15/2013	3,055	3,194
Georgia-Pacific Corp.
8.125% due 05/15/2011	800	928
8.000% due 01/15/2024	1,970	2,251
Grief Brothers Corp.
8.875% due 08/01/2012	495	554
Hanover Compressor Co.
8.625% due 12/15/2010	500	545
9.000% due 06/01/2014	2,000	2,205
Hanover Equipment Trust
8.500% due 09/01/2008	1,000	1,080
Hilton Hotels Corp.
7.625% due 12/01/2012	375	438
HMH Properties, Inc.
7.875% due 08/01/2008	77	80
Hollinger Participation Trust
12.125% due 11/15/2010 (b)	248	279
Horizon Lines LLC
9.000% due 11/01/2012	1,500	1,590
Host Marriott LP
8.375% due 02/15/2006	250	265
9.500% due 01/15/2007	240	267
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	3,083
Ingles Markets, Inc.
8.875% due 12/01/2011	1,725	1,867
Insight Midwest LP
9.750% due 10/01/2009	500	525
10.500% due 11/01/2010	1,250	1,375
International Paper Co.
6.750% due 09/01/2011	220	245
Invensys PLC
9.875% due 03/15/2011	500	515
ISP Chemco, Inc.
10.250% due 07/01/2011	1,375	1,540
ISP Holdings, Inc.
10.625% due 12/15/2009	165	182
Johnsondiversey, Inc.
9.625% due 05/15/2012	475	534
K&F Industries, Inc.
9.625% due 12/15/2010	325	363
Kappa Beheer BV
10.625% due 07/15/2009	225	239
Kerr-McGee Corp.
6.875% due 09/15/2011	1,050	1,176
7.875% due 09/15/2031	145	172
Korea Highway Corp.
4.875% due 04/17/2014	1,540	1,518
Kroger Co.
5.500% due 02/01/2013	1,240	1,286
Mail Well I Corp.
9.625% due 03/15/2012	670	740
Mandalay Resort Group
9.375% due 02/15/2010	1,235	1,426
7.625% due 07/15/2013	200	213
MCI, Inc.
6.688% due 05/01/2009	1,000	966
Mediacom Broadband LLC
11.000% due 07/15/2013	1,760	1,883
Medical Device Manufacturing
10.000% due 07/15/2012	1,500	1,598
Merisant Co.
9.750% due 07/15/2013	750	716
MGM Mirage, Inc.
9.750% due 06/01/2007	230	257
8.375% due 02/01/2011	1,150	1,275
Midwest Generation LLC
8.560% due 01/02/2016	425	454
Nalco Co.
7.750% due 11/15/2011	1,025	1,092
8.875% due 11/15/2013	400	432
Newpark Resources, Inc.
8.625% due 12/15/2007	1,150	1,179
Norfolk Southern Corp.
7.800% due 05/15/2027	170	209
North Atlantic Holding Co., Inc.
0.000% due 03/01/2014 (d)	2,000	1,030
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	750	819
8.750% due 11/15/2012	750	836
8.250% due 05/15/2013	400	428
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	81	94
Park Place Entertainment Corp.
7.875% due 12/15/2005	1,000	1,055
8.875% due 09/15/2008	335	383
7.875% due 03/15/2010	300	341
7.000% due 04/15/2013	500	559
Peabody Energy Corp.
6.875% due 03/15/2013	500	543
Pemex Project Funding Master Trust
3.400% due 10/15/2009 (a)	3,500	3,622
3.180% due 06/15/2010 (a)	700	708
Petrobras International Finance Co.
7.750% due 09/15/2014	500	498
Petroleos Mexicanos
9.375% due 12/02/2008	203	237
9.250% due 03/30/2018	4,068	4,963
Petronas Capital Ltd.
7.000% due 05/22/2012	250	286
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,078
Primedia, Inc.
8.000% due 05/15/2013	1,005	961
Quebecor Media, Inc.
11.125% due 07/15/2011	1,560	1,810
Qwest Communications International, Inc.
7.250% due 02/15/2011	7,275	6,929
7.500% due 02/15/2014	775	715
Qwest Corp.
9.125% due 03/15/2012	1,390	1,536
Roundy’s, Inc.
8.875% due 06/15/2012	1,700	1,840
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	375	424
Safeway, Inc.
7.250% due 02/01/2031	670	747
Saks, Inc.
8.250% due 11/15/2008	1	1
Seneca Gaming Corp.
7.250% due 05/01/2012	500	519
Six Flags, Inc.
9.750% due 04/15/2013	2,200	2,090
Smurfit Capital Funding PLC
6.750% due 11/20/2005	500	518
Sonat, Inc.
7.625% due 07/15/2011	500	495
Station Casinos, Inc.
6.000% due 04/01/2012	1,000	1,030
6.500% due 02/01/2014	700	716
Stone Container Corp.
9.750% due 02/01/2011	350	389
8.375% due 07/01/2012	300	332
TD Funding Corp.
8.375% due 07/15/2011	475	511
Tenet Healthcare Corp.
5.375% due 11/15/2006	1,000	1,009
6.375% due 12/01/2011	300	271
7.375% due 02/01/2013	500	473
9.875% due 07/01/2014	750	788
Tenneco Automotive, Inc.
10.250% due 07/15/2013	1,400	1,603
Time Warner Telecom, Inc.
9.750% due 07/15/2008	400	398
10.125% due 02/01/2011	325	314
Toys “R” Us, Inc.
7.625% due 08/01/2011	2,250	2,261
TransMontaigne, Inc.
9.125% due 06/01/2010	750	846
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	525
7.000% due 11/15/2013	500	511
Trinity Industries, Inc.
6.500% due 03/15/2014	1,800	1,782
True Temper Sports, Inc.
8.375% due 09/15/2011	1,000	935
TRW Automotive, Inc.
9.375% due 02/15/2013	2,201	2,526

38  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Tyco International Group S.A.
5.875% due 11/01/2004	$735	$737
6.375% due 02/15/2006	3,000	3,137
6.750% due 02/15/2011	500	563
6.375% due 10/15/2011	445	493
United Airlines, Inc.
7.783% due 01/01/2014	254	209
Valero Logistics Operations LP
6.050% due 03/15/2013	400	425
Vintage Petroleum, Inc.
7.875% due 05/15/2011	300	323
8.250% due 05/01/2012	100	112
VWR International, Inc.
8.000% due 04/15/2014	1,500	1,594
Walt Disney Co.
6.375% due 03/01/2012	740	817
Waste Management, Inc.
7.375% due 08/01/2010	900	1,040
7.650% due 03/15/2011	270	312
Westlake Chemical Corp.
8.750% due 07/15/2011	1,118	1,261
Williams Cos., Inc.
8.125% due 03/15/2012	945	1,094
7.750% due 06/15/2031	115	117
8.750% due 03/15/2032	350	393
Wyeth
6.450% due 02/01/2024	300	309
Young Broadcasting, Inc.
8.500% due 12/15/2008	200	214
10.000% due 03/01/2011	1,150	1,190

		201,903

Utilities 9.7%

AES Corp.
8.875% due 02/15/2011	700	782
8.750% due 05/15/2013	1,750	1,982
7.750% due 03/01/2014	1,500	1,556
American Cellular
10.000% due 08/01/2011	725	591
AT&T Corp.
6.000% due 03/15/2009	260	266
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	2,740	3,316
British Telecom PLC
8.375% due 12/15/2010	2,240	2,704
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,742
Cincinnati Bell, Inc.
8.375% due 01/15/2014	3,200	2,936
CMS Energy Corp.
7.000% due 01/15/2005	255	258
7.500% due 01/15/2009	2,800	2,947
7.750% due 08/01/2010	175	186
Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	525
Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	743
Dayton Power & Light Co.
5.125% due 10/01/2013	740	748
Dayton Power & Light Co. with Rights
5.125% due 10/01/2013 (j)	740	744
Delphi Corp.
6.500% due 08/15/2013	4,040	4,150
Dominion Resources, Inc.
5.700% due 09/17/2012	260	274
DPL, Inc.
6.875% due 09/01/2011	500	533
El Paso Energy Partners
8.500% due 06/01/2011	251	283
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	215
FirstEnergy Corp.
6.450% due 11/15/2011	3,200	3,496
France Telecom S.A.
7.950% due 03/01/2006	650	695
Homer City Funding LLC
8.734% due 10/01/2026	1,499	1,687
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	200	224
8.625% due 11/14/2011	125	142
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	317
Midwest Generation LLC
8.750% due 05/01/2034	2,200	2,409
MSW Energy Holdings LLC
8.500% due 09/01/2010	900	990
Nextel Communications, Inc.
9.500% due 02/01/2011	322	367
6.875% due 10/31/2013	1,000	1,045
5.950% due 03/15/2014	1,000	985
7.375% due 08/01/2015	2,125	2,295
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	170	176
NRG Energy, Inc.
8.000% due 12/15/2013	3,870	4,165
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	3,220	3,223
Progress Energy, Inc.
7.100% due 03/01/2011	865	978
7.000% due 10/30/2031	170	185
PSEG Energy Holdings, Inc.
10.000% due 10/01/2009	725	861
PSEG Power LLC
3.750% due 04/01/2009	3,000	2,943
6.950% due 06/01/2012	270	303
5.500% due 12/01/2015	900	902
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,495	1,387
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009	1,832	1,816
Reliant Resources, Inc.
9.500% due 07/15/2013	2,450	2,674
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014	500	463
Rural Cellular Corp.
9.875% due 02/01/2010	1,050	1,045
8.250% due 03/15/2012	1,800	1,841
SBC Communications, Inc.
4.206% due 06/05/2021	3,160	3,198
SESI LLC
8.875% due 05/15/2011	875	960
South Point Energy Corp.
8.400% due 05/30/2012	2,288	1,979
Southern California Edison Co.
1.890% due 01/13/2006 (a)	75	75
Sprint Capital Corp.
7.900% due 03/15/2005	5,000	5,123
TECO Energy, Inc.
7.500% due 06/15/2010	1,300	1,411
Triton PCS, Inc.
8.500% due 06/01/2013	2,050	1,871
TXU Energy Co.
7.000% due 03/15/2013	3,800	4,297
Verizon New England, Inc.
6.500% due 09/15/2011	625	690
Verizon New York, Inc.
6.875% due 04/01/2012	25	28
Virginia Electric & Power Co.
4.750% due 03/01/2013	245	244

		84,971

Total Corporate Bonds & Notes (Cost $384,506)		391,289

U.S. TREASURY OBLIGATIONS 0.5%

U.S. Treasury Note
4.875% due 02/15/2012	4,210	4,488

Total U.S. Treasury Obligations (Cost $4,483)		4,488

ASSET-BACKED SECURITIES 0.0%

Appleton Papers, Inc.
3.980% due 06/09/2010 (a)	300	304

Total Asset-Backed Securities (Cost $303)		304

SOVEREIGN ISSUES 28.2%

Hong Kong Government International Bond
5.125% due 08/01/2014	4,200	4,333
Kingdom of Morocco
2.187% due 01/05/2009 (a)	66	65
Republic of Brazil
2.062% due 04/15/2006 (a)	1,519	1,518
11.500% due 03/12/2008	1,700	1,968
2.125% due 04/15/2009 (a)	8,066	7,920
14.500% due 10/15/2009	900	1,165
12.000% due 04/15/2010	2,200	2,632
10.000% due 08/07/2011	3,600	3,991
11.000% due 01/11/2012	14,725	16,971
2.125% due 04/15/2012 (a)	5,566	5,191
10.250% due 06/17/2013	1,100	1,223
8.000% due 04/15/2014	23,631	23,521
8.875% due 04/15/2024	907	873
10.125% due 05/15/2027	150	160
12.250% due 03/06/2030	2,335	2,895
8.250% due 01/20/2034	7,270	6,499
11.000% due 08/17/2040	22,017	24,709
Republic of Bulgaria
2.750% due 07/28/2012 (a)	200	199
Republic of Chile
7.125% due 01/11/2012	857	984
5.500% due 01/15/2013	635	663
Republic of Colombia
9.750% due 04/23/2009	45	51
9.750% due 04/09/2011	151	171
10.000% due 01/23/2012	91	101
10.750% due 01/15/2013	20	23
10.375% due 01/28/2033	515	561
Republic of Croatia
2.812% due 07/31/2010 (a)	166	166
Republic of Ecuador
12.000% due 11/15/2012	300	297
8.000% due 08/15/2030	16,845	13,724
Republic of Guatemala
9.250% due 08/01/2013	1,845	2,078
Republic of Malaysia
8.750% due 06/01/2009	255	306
7.500% due 07/15/2011	899	1,055
Republic of Panama
8.250% due 04/22/2008	1,042	1,151
9.625% due 02/08/2011	442	509
9.375% due 07/23/2012	1,493	1,698
9.375% due 04/01/2029	75	84
Republic of Peru
9.125% due 01/15/2008	321	364
9.125% due 02/21/2012	1,011	1,137
9.875% due 02/06/2015	47	54
4.500% due 03/07/2017 (a)	1,255	1,124
5.000% due 03/07/2017 (a)	2,147	1,993
8.750% due 11/21/2033	1,000	997
Republic of Poland
4.000% due 10/27/2024 (a)	55	50

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  39

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
Republic of South Africa
9.125% due 05/19/2009		$750	$891
7.375% due 04/25/2012		2,730	3,085
6.500% due 06/02/2014		7,500	8,010
Republic of Ukraine
5.355% due 08/05/2009 (a)		1,700	1,726
Republic of Venezuela
9.375% due 01/13/2034		1,100	1,090
Russian Federation
8.750% due 07/24/2005		7,750	8,090
8.250% due 03/31/2010 (a)		230	251
11.000% due 07/24/2018		500	654
5.000% due 03/31/2030 (a)		53,181	51,288
United Mexican States
10.375% due 02/17/2009		1,555	1,917
9.875% due 02/01/2010		215	266
8.375% due 01/14/2011		5,413	6,360
7.500% due 01/14/2012		2,570	2,903
6.375% due 01/16/2013		3,239	3,419
5.875% due 01/15/2014		8,350	8,496
11.375% due 09/15/2016		30	44
8.125% due 12/30/2019		1,795	2,064
8.000% due 09/24/2022		45	51
8.300% due 08/15/2031		4,868	5,550
7.500% due 04/08/2033		530	558
6.750% due 09/27/2034		6,000	5,778

Total Sovereign Issues (Cost $240,973)			247,665

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 7.5%

Aspropulsion Capital BV
9.625% due 10/01/2013	EC	325	434
Banque Centrale De Tunisie
6.250% due 02/20/2013		2,820	3,787
Crown European Holdings S.A.
10.250% due 03/01/2011		3,000	4,281
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,625
El Paso Corp.
7.125% due 05/06/2009		600	727
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,690
France Telecom S.A.
7.500% due 03/14/2008	EC	2,414	3,354
HBOS Capital Funding LP
6.461% due 11/29/2049 (a)	BP	1,560	3,033
HSBC Holdings PLC
5.375% due 12/20/2012	EC	2,298	3,093
International Endesa BV
6.125% due 07/05/2012	BP	1,080	2,013
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,823
Kronos International, Inc.
8.875% due 06/30/2009		3,000	4,067
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,661
Mitchells & Butler Finance Corp.
6.469% due 09/15/2032	BP	1,700	3,245
Republic of South Africa
5.250% due 05/16/2013	EC	1,050	1,322
Republic of Ukraine
10.000% due 03/15/2007		9,404	12,679
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	2,996
Russian Federation
9.375% due 03/31/2005	DM	6,290	4,120
Shaw Communications, Inc.
7.500% due 11/20/2013	EC	1,000	840
Telenet Communications NV
9.000% due 12/15/2013		3,000	3,964
Valentia Telecommunications Ltd.
7.250% due 08/15/2013	EC	225	$301

Total Foreign Currency-Denominated Issues (Cost $63,294)			66,055

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PREFERRED STOCK 0.2%

Fresenius Medical Care
7.875% due 02/01/2008		1,335	1,462
Riggs Capital Trust
8.625% due 12/31/2026		345,000	379

Total Preferred Stock (Cost $1,786)			1,841

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 17.7%

Commercial Paper 17.5%

ASB Bank Ltd.
1.895% due 12/29/2004		$1,300	1,294
Bank of Ireland
1.785% due 12/08/2004		3,000	2,989
1.840% due 12/17/2004		2,800	2,789
CDC Commercial Corp.
1.670% due 11/23/2004		2,400	2,394
Danske Corp.
1.570% due 10/25/2004		600	599
1.645% due 11/19/2004		200	200
1.645% due 11/22/2004		2,200	2,195
1.765% due 12/09/2004		1,600	1,594
1.785% due 12/16/2004		4,100	4,084
Delphi Corp.
1.841% due 11/02/2004		1,000	1,000
Fannie Mae
1.693% due 11/08/2004		7,800	7,786
1.734% due 11/15/2004		3,200	3,193
1.800% due 11/29/2004		1,400	1,396
1.725% due 12/08/2004		6,900	6,876
1.731% due 12/08/2004		23,700	23,616
1.780% due 12/15/2004		9,700	9,662
1.819% due 12/22/2004		23,400	23,298
Federal Home Loan Bank
1.595% due 11/12/2004		1,800	1,797
Ford Motor Credit Co.
2.520% due 04/07/2005		1,000	989
Freddie Mac
1.560% due 10/20/2004		600	600
1.540% due 11/08/2004		3,700	3,694
1.570% due 11/15/2004		900	898
General Electric Capital Corp.
1.580% due 11/01/2004		2,500	2,497
1.610% due 11/16/2004		1,500	1,497
1.800% due 12/14/2004		2,700	2,689
General Motors Acceptance Corp.
2.404% due 03/22/2005		2,070	2,049
2.436% due 04/05/2005		1,000	989
HBOS Treasury Services PLC
1.635% due 11/09/2004		1,600	1,597
1.715% due 11/30/2004		900	897
1.725% due 12/01/2004		5,600	5,582
1.730% due 12/02/2004		4,800	4,785
1.735% due 12/03/2004		1,200	1,196
1.850% due 12/20/2004		600	597
Royal Bank of Scotland PLC
1.555% due 10/25/2004		700	699
UBS Finance, Inc.
1.630% due 11/16/2004		1,400	1,397
1.665% due 11/23/2004		2,000	1,995
1.690% due 11/29/2004		13,900	13,862
1.700% due 11/30/2004		2,000	1,994
1.735% due 12/03/2004		3,900	3,887
1.930% due 01/24/2005		3,200	3,180

			154,332

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 2.750% due 08/11/2006 valued at 486. Repurchase proceeds are 475.)		475	475

U.S. Treasury Bills 0.1%
1.585% due 12/02/2004-12/16/2004 (c)(e)(f)		1,065	1,061

Total Short-Term Instruments (Cost $155,879)			155,868

Total Investments 98.6% (Cost $851,224)			$867,510

Written Options (h) (0.0%) (Premiums 64)			(47)

Other Assets and Liabilities (Net) 1.4%			12,647

Net Assets 100.0%			$880,110

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Payment in-kind bond security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Security becomes interest bearing at a future date.
(e)	Securities with an aggregate market value of $249 have been pledged as collateral for swap contracts at September 30, 2004.
(f)	Securities with an aggregate market value of $812 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Note Long Futures	12/2004	284	$449
U.S. Treasury 10-Year Note Long Futures	12/2004	28	29

			$478

40  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(g)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$450	$1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009	4,000	(75)
Credit Suisse First Boston	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.090%	06/20/2005	4,000	0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	1,000	1
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	6,000	10
Goldman Sachs & Co.	General Electric Capital Corp. 5.450% due 01/15/2013	Sell	0.100%	06/20/2005	4,000	2
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	3,650	17
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2004	Sell	3.000%	09/04/2013	810	14
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2004	Sell	2.950%	09/05/2013	350	5
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013	200	0
Goldman Sachs & Co.	United Mexican States 7.500% due 04/08/2033	Sell	2.050%	09/20/2013	210	8
J.P. Morgan Chase & Co.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	20,200	(98)
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013	200	5
Lehman Brothers, Inc.	Verizon Global Funding Corp. 7.250% due 12/01/2010	Sell	0.200%	06/20/2005	4,000	4
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.080%	01/06/2005	4,000	4
Merrill Lynch & Co., Inc.	Republic of Kazakhstan 11.125% due 05/11/2007	Sell	0.700%	03/11/2005	700	(1)
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	4,500	(144)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.950%	12/09/2004	3,000	2
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	10,000	33
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,340	4
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	900	12
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.170%	09/20/2013	120	6
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	490	19
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	40	2
UBS Warburg LLC	Dow Jones CDX IG2 Index	Sell	0.600%	09/20/2009	16,800	(7)

						$(176)

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	142	$64	$47

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  41

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2004 (Unaudited)

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	7,092	10/2004	$0	$(250)	$(250)
Buy	BR	832	10/2004	25	0	25
Buy		818	11/2004	15	0	15
Buy		690	12/2004	6	0	6
Sell	C$	1,000	10/2004	0	(23)	(23)
Buy	CP	187,460	11/2004	14	0	14
Buy		139,385	12/2004	2	0	2
Buy	CY	2,189	09/2005	0	0	0
Sell	EC	44,484	10/2004	0	(1,289)	(1,289)
Buy	H$	2,181	10/2004	0	(1)	(1)
Buy		2,139	11/2004	0	0	0
Buy		1,788	12/2004	0	0	0
Buy	JY	910,853	10/2004	39	0	39
Buy	KW	303,021	10/2004	3	0	3
Buy		5,640,023	11/2004	114	0	114
Buy		271,400	12/2004	0	(1)	(1)
Buy	MP	3,106	11/2004	1	0	1
Buy		14,461	12/2004	13	0	13
Buy	PN	957	11/2004	5	0	5
Buy		800	12/2004	1	0	1
Buy	PZ	932	11/2004	3	0	3
Buy		935	12/2004	3	0	3
Buy	RP	15,601	12/2004	0	(3)	(3)
Buy	RR	18,812	10/2004	4	0	4
Buy		7,840	11/2004	3	0	3
Buy		7,010	12/2004	0	0	0
Buy	S$	473	10/2004	5	0	5
Buy		465	11/2004	4	0	4
Buy		392	12/2004	1	0	1
Buy	SV	53,170	11/2004	29	0	29
Buy		7,689	12/2004	2	0	2
Buy	T$	9,108	11/2004	1	0	1
Buy		7,638	12/2004	0	(1)	(1)

				$293	$(1,568)	$(1,275)

(j)	The aggregate value of fair valued securities is $4,155, which is 0.47% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

42  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)

BRAZIL 28.8%

Brazilian Government International Bond
8.875% due 04/15/2024	$2,860	$2,746
Republic of Brazil
2.062% due 04/15/2006 (a)	28,103	28,074
2.125% due 04/15/2009 (a)	40,128	39,401
2.125% due 04/15/2012 (a)	54,513	50,843
2.125% due 04/15/2024 (a)	1,130	1,003
6.000% due 04/15/2024 (a)	11,697	10,570
8.000% due 04/15/2014	126,756	126,162
8.250% due 01/20/2034	21,880	19,561
8.875% due 04/15/2024	7,550	7,271
8.875% due 04/15/2024	9,800	9,437
9.250% due 10/22/2010	2,880	3,103
10.000% due 01/16/2007	1,000	1,115
10.000% due 08/07/2011	5,360	5,942
10.125% due 05/15/2027	22,550	24,016
10.250% due 06/17/2013	4,300	4,779
10.500% due 07/14/2014	950	1,060
11.000% due 01/11/2012	36,239	41,765
11.000% due 08/17/2040	30,331	34,039
11.500% due 03/12/2008	11,100	12,848
12.000% due 04/15/2010	4,865	5,821
12.250% due 03/06/2030	17,365	21,533
12.750% due 01/15/2020	3,750	4,772
14.500% due 10/15/2009	2,600	3,367

Total Brazil (Cost $425,700)		459,228

BULGARIA 0.0%

Republic of Bulgaria
2.000% due 07/28/2012 (a)	$14	14

Total Bulgaria (Cost $14)		14

CAYMAN ISLANDS 0.1%

Pemex Finance Ltd.
9.030% due 02/15/2011 (a)	$60	70
Petrobras International Finance Co.
7.750% due 09/15/2014	650	648
Vale Overseas Ltd.
8.250% due 01/17/2034	750	733

Total Cayman Islands (Cost $1,360)		1,451

CHILE 0.2%

Republic of Chile
2.061% due 01/28/2008 (a)	$24	24
5.500% due 01/15/2013	990	1,034
7.125% due 01/11/2012	1,740	1,998

Total Chile (Cost $2,962)		3,056

CHINA 1.1%

Export-Import Bank of China
5.250% due 07/29/2014	$18,000	18,119

Total China (Cost $17,808)		18,119

COLOMBIA 0.4%

Colombia Government International Bond
10.500% due 07/09/2010	$2,000	2,315
Republic of Colombia
9.750% due 04/23/2009	1,160	1,311
9.750% due 04/09/2011	1,656	1,879
10.750% due 01/15/2013	1,380	1,588

Total Colombia (Cost $6,819)		7,093

CROATIA 0.1%

Republic of Croatia
2.812% due 07/31/2010 (a)	$979	979

Total Croatia (Cost $976)		979

ECUADOR 4.4%

Republic of Ecuador
7.000% due 08/15/2030	$4,770	3,911
8.000% due 08/15/2030	81,417	66,253

Total Ecuador (Cost $60,541)		70,164

EL SALVADOR 0.3%

Republic of El Salvador
8.500% due 07/25/2011	$4,840	5,449

Total El Salvador (Cost $5,237)		5,449

GUATEMALA 1.0%

Republic of Guatemala
9.250% due 08/01/2013	$10,431	11,735
9.250% due 08/01/2013	3,300	3,719
10.250% due 11/08/2011	250	294

Total Guatemala (Cost $15,484)		15,748

HONG KONG 0.2%

Hong Kong Government International Bond
5.125% due 08/01/2014	$3,000	3,095

Total Hong Kong (Cost $2,977)		3,095

LUXEMBOURG 0.4%

Gaz Capital S.A.
8.625% due 04/28/2034	$1,900	2,028
Gazprom International S.A.
7.201% due 02/01/2020	5,000	5,075

Total Luxembourg (Cost $6,731)		7,103

MALAYSIA 1.5%

Petroliam Nasional Bhd.
7.750% due 08/15/2015	$1,690	2,046
Petronas Capital Ltd.
7.000% due 05/22/2012	100	114
7.000% due 05/22/2012	385	441
7.000% due 05/22/2012	11,550	13,219
7.875% due 05/22/2022	3,000	3,603
Republic of Malaysia
8.750% due 06/01/2009	3,200	3,847

Total Malaysia (Cost $23,287)		23,270

MEXICO 13.7%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	$4,050	4,090
Pemex Project Funding Master Trust
2.650% due 01/07/2005 (a)	3,600	3,602
2.920% due 10/15/2009 (a)	200	208
3.400% due 10/15/2009 (a)	25,103	25,976
7.375% due 12/15/2014	6,099	6,663
8.000% due 11/15/2011	4,000	4,535
8.500% due 02/15/2008	3,200	3,604
8.625% due 02/01/2022	13,833	15,763
9.125% due 10/13/2010	565	674
Petroleos Mexicanos
6.500% due 02/01/2005	1,900	1,929
9.250% due 03/30/2018	4,597	5,608
9.375% due 12/02/2008	500	584
Telefonos de Mexico S.A.
8.250% due 01/26/2006	1,000	1,069
United Mexican States
1.840% due 01/13/2009 (a)	24	24
4.625% due 10/08/2008	60	61
6.375% due 01/16/2013	22,986	24,262
6.625% due 03/03/2015	3,000	3,187
6.750% due 09/27/2034	2,150	2,070
7.500% due 01/14/2012	12,350	13,949
7.500% due 04/08/2033	7,525	7,928
8.000% due 09/24/2022	17,380	19,639
8.125% due 12/30/2019	25,665	29,515
8.300% due 08/15/2031	5,850	6,669
8.375% due 01/14/2011	1,400	1,642
8.375% due 01/14/2011	17,742	20,847
8.625% due 03/12/2008	1,500	1,721
10.375% due 02/17/2009	2,690	3,315
11.375% due 09/15/2016	450	664
11.375% due 09/15/2016	610	900
11.500% due 05/15/2026	4,000	6,030
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)	20,094	407
0.000% due 06/30/2006 (a)	20,094	497
0.000% due 06/30/2007 (a)	18,325	399

Total Mexico (Cost $210,650)		218,031

MOROCCO 0.3%

Kingdom of Morocco
2.031% due 01/05/2009 (a)	$3,992	3,927

Total Morocco (Cost $3,830)		3,927

PANAMA 2.8%

Republic of Panama
2.750% due 07/17/2014 (a)	$49	47
8.250% due 04/22/2008	1,110	1,227
9.375% due 07/23/2012	8,322	9,466
9.375% due 07/23/2012	9,911	11,274
9.375% due 04/01/2029	2,675	3,009
9.625% due 02/08/2011	16,739	19,292
9.625% due 02/08/2011	250	288

Total Panama (Cost $43,937)		44,603

PERU 3.4%

Republic of Peru
4.500% due 03/07/2017 (a)	$23,864	21,369
5.000% due 03/07/2017 (a)	18,502	17,174
8.750% due 11/21/2033	4,690	4,678
9.125% due 01/15/2008	3,209	3,637
9.125% due 02/21/2012	6,041	6,796

Total Peru (Cost $50,563)		53,654

RUSSIA 13.7%

Gazprom International S.A.
9.625% due 03/01/2013	$2,000	2,232
Russian Federation
5.000% due 03/31/2030 (a)	174,058	167,861
5.000% due 03/31/2030 (a)	4,322	4,182
8.250% due 03/31/2010 (a)	7,470	8,142
8.750% due 07/24/2005	24,398	25,469
11.000% due 07/24/2018	1,950	2,550

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  43

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
12.750% due 06/24/2028		$5,525	$8,440

Total Russia (Cost $216,347)			218,876

SOUTH AFRICA (g) 2.6%

Republic of South Africa
5.250% due 05/16/2013	EC	12,160	15,312
6.500% due 06/02/2014		$10,900	11,641
7.375% due 04/25/2012		4,500	5,085
8.375% due 10/17/2006		1,000	1,101
8.500% due 06/23/2017		250	304
9.125% due 05/19/2009		6,940	8,241

Total South Africa (Cost $39,266)			41,684

SOUTH KOREA 0.2%

Korea Development Bank
4.750% due 07/20/2009		$2,570	2,628

Total South Korea (Cost $2,562)			2,628

TUNISIA (g) 2.9%

Banque Centrale De Tunisie
4.750% due 04/07/2011	EC	450	566
7.375% due 04/25/2012		$38,887	44,380
8.250% due 09/19/2027		1,680	1,953

Total Tunisia (Cost $46,589)			46,899

UKRAINE 4.5%

Republic of Ukraine
5.355% due 08/05/2009 (a)		$18,095	18,366
6.875% due 03/04/2011		32,300	31,896
6.875% due 03/04/2011		1,050	1,040
7.650% due 06/11/2013		6,065	6,084
7.650% due 06/11/2013		3,520	3,538
11.000% due 03/15/2007		9,410	10,292

Total Ukraine (Cost $71,361)			71,216

VENEZUELA 0.0%

Republic of Venezuela
0.000% due 04/15/2020		$4	0

Total Venezuela (Cost $0)			0

SHORT-TERM INSTRUMENTS 44.2%

Certificates of Deposit 3.0%

Citibank New York N.A.
1.650% due 11/19/2004		$28,900	28,900
1.660% due 11/23/2004		800	800
1.750% due 12/07/2004		1,200	1,200
1.805% due 12/10/2004		15,000	15,000
Wells Fargo Bank N.A.
1.620% due 10/06/2004		1,400	1,400

			47,300

Commercial Paper 40.5%

Bank of Ireland
1.840% due 12/17/2004		17,800	17,728
1.960% due 01/27/2005		29,700	29,508
Danske Corp.
1.580% due 10/29/2004		3,400	3,396
1.645% due 11/19/2004		40,600	40,509
1.665% due 11/22/2004		1,500	1,496
1.785% due 12/16/2004		700	697
1.845% due 12/20/2004		1,300	1,294
Fannie Mae
1.455% due 10/06/2004		37,400	37,392
1.530% due 10/20/2004		9,600	9,592
1.180% due 11/01/2004		8,000	7,989
1.557% due 11/10/2004		14,700	14,674
1.578% due 11/17/2004		13,900	13,871
1.625% due 11/17/2004		8,500	8,482
1.700% due 12/01/2004		9,200	9,171
1.731% due 12/08/2004		40,800	40,655
1.760% due 12/08/2004		13,000	12,954
1.780% due 12/15/2004		16,100	16,037
Federal Home Loan Bank
1.740% due 10/20/2004		43,400	43,360
1.595% due 11/12/2004		14,500	14,473
Freddie Mac
1.450% due 10/05/2004		13,000	12,998
1.470% due 10/12/2004		55,300	55,275
1.520% due 10/13/2004		9,900	9,895
1.540% due 10/18/2004		13,300	13,290
1.560% due 10/20/2004		13,400	13,389
1.540% due 11/08/2004		13,800	13,778
1.537% due 11/12/2004		5,800	5,790
1.545% due 11/12/2004		6,200	6,189
1.570% due 11/15/2004		13,800	13,773
1.579% due 11/22/2004		3,300	3,292
HBOS Treasury Services PLC
1.320% due 10/01/2004		1,100	1,100
1.780% due 12/10/2004		11,600	11,558
1.955% due 01/25/2005		8,700	8,645
Rabobank USA Financial Corp.
1.860% due 10/01/2004		34,300	34,300
1.950% due 01/26/2005		1,700	1,689
1.970% due 01/27/2005		4,800	4,769
Royal Bank of Scotland PLC
1.595% due 10/18/2004		9,900	9,893
1.630% due 10/25/2004		32,800	32,764
Stadshypoket Delaware, Inc.
1.850% due 12/20/2004		23,300	23,201
UBS Finance, Inc.
1.630% due 11/16/2004		40,600	40,515
1.675% due 11/24/2004		1,200	1,197
1.690% due 11/29/2004		2,900	2,892
1.700% due 11/30/2004		700	698
1.850% due 12/21/2004		2,100	2,091
1.930% due 01/24/2005		300	298

			646,557

U.S. Treasury Bills 0.7%

1.630% due 12/02/2004-12/16/2004 (b)(c)(d)		11,640	11,594

Total Short-Term Instruments (Cost $705,486)			705,451

Total Investments 126.8% (Cost $1,960,487)			$2,021,738

Written Options (f) (0.0%) (Premiums $121)			(89)

Other Assets and Liabilities (Net) (26.8%)			(426,899)

Net Assets 100.0%			$1,594,750

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $246 have been pledged as collateral for swap contracts at September 30, 2004.
(d)	Securities with an aggregate market value of $11,348 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note Long Futures	12/2004	55	$58
U.S. Treasury 5-Year Note Long Futures	12/2004	262	140

			$198

44  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(e)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$8,025	$51
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014	8,125	101
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	686	2
Bear Stearns & Co., Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	2.250%	06/20/2005	12,500	139
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	4,000	16
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,500	12
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013	20,000	494
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	14,000	2,171
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	4,000	358
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/18/2004	7,500	0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	1,500	1
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	500	2
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	3,500	6
Goldman Sachs & Co.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	5,000	(20)
Goldman Sachs & Co.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	4,000	(16)
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	231
J.P. Morgan Chase & Co.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	30,540	(149)
J.P. Morgan Chase & Co.	United Mexican States 9.750% due 04/06/2005	Sell	2.840%	01/04/2013	5,400	498
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	12,000	(375)
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,500	22
Lehman Brothers, Inc.	Dow Jones CDX EM2 Index	Sell	2.600%	12/20/2009	6,000	(21)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	3,700	(61)
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.080%	01/06/2005	9,750	11
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	1,500	6
Merrill Lynch & Co., Inc.	Republic of Kazakhstan 11.125% due 05/11/2007	Sell	0.700%	03/11/2005	1,250	(1)
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.350%	07/10/2005	10,720	45
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	12,000	326
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	(43)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.950%	12/09/2004	1,750	1
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	10,000	33
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	2,060	6
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	3,000	28
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.100%	06/20/2005	500	2
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,800	52
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	415
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	182

						$4,575

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	270	$121	$89

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  45

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

September 30, 2004 (Unaudited)

(g)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	3,267	10/2004	$96	$0	$96
Buy		4,014	11/2004	74	0	74
Buy		2,970	12/2004	26	0	26
Buy	CP	864,462	11/2004	66	0	66
Buy		599,960	12/2004	7	0	7
Buy		24,681	09/2005	0	0	0
Sell	EC	11,015	10/2004	0	(324)	(324)
Buy	H$	9,953	10/2004	0	(2)	(2)
Buy		9,721	11/2004	0	(1)	(1)
Buy		7,696	12/2004	0	0	0
Buy	KW	1,468,665	10/2004	15	0	15
Buy		14,496,331	11/2004	282	0	282
Sell		10,092,208	11/2004	39	0	39
Buy		1,168,200	12/2004	0	(5)	(5)
Buy	MP	14,432	11/2004	4	0	4
Buy		20,589	12/2004	16	0	16
Buy	PN	4,350	11/2004	19	0	19
Buy		3,444	12/2004	5	0	5
Buy	PZ	4,084	11/2004	14	0	14
Buy		4,095	12/2004	14	0	14
Buy	RP	67,152	12/2004	0	(13)	(13)
Buy	RR	36,030	10/2004	8	0	8
Buy		35,638	11/2004	12	0	12
Buy		30,172	12/2004	2	0	2
Buy	S$	2,110	10/2004	23	0	23
Buy		2,284	11/2004	22	0	22
Buy		1,688	12/2004	3	0	3
Buy	SV	186,912	11/2004	101	0	101
Buy		37,107	12/2004	10	0	10
Buy	T$	41,399	11/2004	3	0	3
Buy		32,878	12/2004	0	(4)	(4)

				$861	$(349)	$512

46  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Floating Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 27.7%

Banking & Finance 12.5%

American General Finance Corp.
1.690% due 01/06/2006 (a)	$600	$601
Borden US Finance Corp.
6.400% due 07/15/2010 (a)	100	102
CIT Group, Inc.
1.480% due 05/18/2007 (a)	100	100
Ford Motor Credit Co.
7.500% due 03/15/2005	200	204
2.060% due 07/18/2005 (a)	100	100
7.600% due 08/01/2005	700	727
General Electric Capital Corp.
2.005% due 03/15/2005 (a)	200	200
1.900% due 02/03/2006 (a)	100	100
1.410% due 05/12/2006 (a)	100	100
General Motors Acceptance Corp.
7.500% due 07/15/2005	400	415
2.880% due 10/20/2005 (a)	150	151
2.595% due 05/18/2006 (a)	1,050	1,053
2.560% due 07/16/2007 (a)	100	100
Goldman Sachs Group, Inc.
1.980% due 07/23/2009 (a)	635	637
Household Finance Corp.
1.860% due 02/09/2007 (a)	125	125
Merrill Lynch & Co., Inc.
2.130% due 03/07/2006 (a)	100	100
1.900% due 04/18/2006 (a)	250	251
Morgan Stanley Dean Witter & Co.
1.872% due 01/22/2009 (a)	100	100
Morgan Stanley Dean Witter Capital I, Inc.
1.836% due 02/15/2007 (a)	100	100
National Rural Utilities Cooperative Finance Corp.
1.350% due 02/17/2006 (a)	100	100
Pemex Project Funding Master Trust
3.400% due 10/15/2009 (a)	100	104
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	300	300
Wells Fargo & Co.
1.670% due 09/29/2005 (a)	250	250

		6,020

Industrials 13.0%

Abitibi-Consolidated, Inc.
5.380% due 06/15/2011 (a)	100	102
Cablevision Systems Corp.
5.670% due 04/01/2009 (a)	200	209
DaimlerChrysler North America Holding Corp.
2.386% due 09/26/2005 (a)	40	40
1.880% due 05/24/2006 (a)	100	100
2.710% due 08/08/2006 (a)	100	101
2.342% due 09/10/2007 (a)	800	802
Echostar DBS Corp.
4.850% due 10/01/2008 (a)	200	209
Enterprise Products Operating LP
4.000% due 10/15/2007	500	503
Freescale Semiconductor, Inc.
4.380% due 07/15/2009 (a)	200	206
Hertz Corp.
2.900% due 08/05/2008 (a)	100	101
Kraft Foods, Inc.
1.960% due 11/26/2004 (a)	200	200
MCI, Inc.
5.908% due 05/01/2007	200	199
Pemex Project Funding Master Trust
3.400% due 10/15/2009 (a)	2,482	2,568
3.180% due 06/15/2010 (a)	300	304
Primedia, Inc.
7.086% due 05/15/2010 (a)	100	101
Qwest Communications International, Inc.
5.211% due 02/15/2009 (a)	300	287
TCI Communications, Inc.
8.000% due 08/01/2005	100	106
Tele-Communications-TCI Group
7.250% due 08/01/2005	125	131

		6,269

Utilities 2.2%

CMS Energy Corp.
9.875% due 10/15/2007	100	112
Dominion Resources, Inc.
7.625% due 07/15/2005	100	104
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	300	300
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	100	107
Rural Cellular Corp.
6.020% due 03/15/2010	100	102
Sprint Capital Corp.
7.900% due 03/15/2005	200	205
Time Warner Telecom Holdings, Inc.
5.711% due 02/15/2011 (a)	100	100

		1,030

Total Corporate Bonds & Notes (Cost $13,319)		13,319

U.S. GOVERNMENT AGENCIES 8.9%

Fannie Mae
1.470% due 10/03/2005 (a)	200	200
1.485% due 07/06/2005 (a)	100	100
1.860% due 03/23/2005 (a)	1,750	1,750
Federal Home Loan Bank
1.795% due 03/15/2005 (a)	300	300
Freddie Mac
1.537% due 10/07/2005 (a)	200	200
1.825% due 09/09/2005 (a)	1,750	1,751

Total U.S. Government Agencies (Cost $4,300)		4,301

ASSET-BACKED SECURITIES 11.3%

Alderwoods Group, Inc.
4.810% due 08/07/2008 (a)	102	104
4.420% due 09/17/2008 (a)	102	104
4.480% due 09/17/2008 (a)	205	208
4.690% due 09/17/2008 (a)	72	74
6.500% due 09/17/2008 (a)	4	5
Appleton Papers, Inc.
3.980% due 06/09/2010 (a)	300	304
Apria Healthcare Group, Inc.
3.590% due 07/20/2007 (a)	600	606
BCP Caylux Holdings Luxembourg S.A.
6.230% due 06/08/2011 (a)	600	611
Dex Media West LLC
3.660% due 09/09/2010 (a)	500	507
Georgia Gulf Corp.
3.687% due 05/12/2010 (a)	448	455
Hercules, Inc.
2.975% due 10/08/2010 (a)	600	605
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.862% due 08/25/2034 (a)	120	120
RH Donnelley Finance Corp.
1.000% due 06/30/2011 (a)	70	71
3.920% due 06/30/2011 (a)	233	235
4.060% due 06/30/2011 (a)	61	62
4.130% due 06/30/2011 (a)	76	77
4.140% due 06/30/2011 (a)	45	46
4.160% due 06/30/2011 (a)	15	15
Sears Credit Account Master Trust
1.860% due 02/18/2009 (a)	1,250	1,250

Total Asset-Backed Securities (Cost $5,454)		5,459

SOVEREIGN ISSUES 27.5%

Republic of Brazil
2.125% due 04/15/2009 (a)	841	825
2.125% due 04/15/2012 (a)	4,142	3,863
2.125% due 04/15/2012 (a)	94	88
Republic of Bulgaria
2.750% due 07/28/2012 (a)	542	542
Republic of Chile
2.061% due 01/28/2008 (a)	1,361	1,366
Republic of Panama
2.750% due 07/17/2014 (a)	170	163
2.750% due 07/17/2016 (a)	556	508
Republic of Peru
9.125% due 01/15/2008	400	453
Republic of Ukraine
5.330% due 08/05/2009 (a)	1,950	1,979
Russian Federation
8.750% due 07/24/2005	2,797	2,920
United Mexican States
2.290% due 01/13/2009 (a)	511	517

Total Sovereign Issues (Cost $13,160)		13,224

CONVERTIBLE BONDS & NOTES 0.4%

AES Corp.
4.500% due 08/15/2005	200	201

Total Convertible Bonds & Notes (Cost $200)		201

SHORT-TERM INSTRUMENTS 28.0%

Commercial Paper 18.0%

ABN AMRO North America
1.925% due 01/24/2005	900	894
Barclays U.S. Funding Corp.
1.855% due 12/16/2004	300	299
Danske Corp.
1.785% due 12/16/2004	300	299
1.850% due 12/27/2004	300	299
Den Norske Bank ASA
1.830% due 12/15/2004	200	199
1.810% due 12/20/2004	400	398
Dexia Delaware LLC
1.855% due 12/23/2004	400	398
Ford Motor Credit Co.
2.520% due 04/07/2005	200	198
ForeningsSparbanken AB
1.800% due 12/20/2004	200	199
Fortis Funding LLC
1.930% due 01/25/2005	500	497
Freddie Mac
1.455% due 12/05/2004	800	797
General Electric Capital Corp.
1.800% due 12/16/2004	400	399
HBOS Treasury Services PLC
1.820% due 12/14/2004	500	498
ING U.S. Funding LLC
1.820% due 12/16/2004	200	199
National Australia Funding, Inc.
1.590% due 10/19/2004	100	100
Nordea North America, Inc.
1.910% due 01/18/2005	500	497
Royal Bank of Scotland PLC
1.810% due 12/22/2004	600	597
Stadshypoket Delaware, Inc.
1.820% due 12/14/2004	700	697
Svenska Handelsbanken, Inc.
1.800% due 12/15/2004	300	299

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  47

Schedule of Investments (Cont.)

Floating Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
UBS Finance, Inc.
1.785% due 12/14/2004	$400	$399
1.930% due 01/24/2005	500	497

		8,659

Repurchase Agreements 9.9%

Lehman Brothers, Inc.
1.660% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Bonds 11.250% due 02/15/2015 valued at $1,539. Repurchase proceeds are $1,500.)	1,500	1,500
State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 2.000% due 01/15/2006 valued at $3,357. Repurchase proceeds are $3,291.)	3,291	3,291

		4,791

U.S. Treasury Bill 0.1%

1.571% due 12/02/2004	30	30

Total Short-Term Instruments (Cost $13,483)		13,480

Total Investments 103.8% (Cost $49,916)		$49,984

Other Assets and Liabilities (Net) (3.8%)		(1,837)

Net Assets 100.0%		$48,147

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security.
(b)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$1
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	4.570%	09/20/2007	125	5
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	0
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	1
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	1.300%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	100	0
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	1
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	(2)
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	(1)
Credit Suisse First Boston	SAMI	Sell	2.450%	09/20/2008	1,740	0
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	1
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	1
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	1
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	1
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	1
Credit Suisse First Boston	Vintage Petroleum, Inc. 8.250% due 05/01/2012	Sell	1.910%	12/20/2009	300	0
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	50	0
Goldman Sachs & Co.	TECO Energy, Inc. 7.500% due 06/15/2010	Sell	1.690%	09/20/2009	300	(1)
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	300	2
J.P. Morgan Chase & Co.	Jefferson Smurfit Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	2
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	0
Lehman Brothers, Inc.	Warner Music Group 0.000% due 02/08/2010	Sell	2.870%	09/20/2009	300	0
Lehman Brothers, Inc.	Dynegy Holdings, Inc. floating rate based on 1-month LIBOR plus 0.400% due 05/28/2007	Sell	3.150%	12/20/2009	600	0
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	(1)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	100	(1)
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	(2)
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	2

						$10

48  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CANADA (h) 1.8%

Commonwealth of Canada
5.250% due 06/01/2013	C$	400	333
6.000% due 06/01/2011		1,600	1,390

Total Canada (Cost $1,632)			1,723

FRANCE (h) 6.3%

Republic of France
4.000% due 10/25/2009	EC	4,500	5,771
4.000% due 04/25/2014		300	373

Total France (Cost $5,896)			6,144

GERMANY (h) 11.1%

Republic of Germany
3.750% due 07/04/2013	EC	200	246
4.000% due 07/04/2009		300	385
4.500% due 01/04/2013		800	1,040
5.375% due 01/04/2010		300	409
6.250% due 01/04/2030		5,740	8,828

Total Germany (Cost $10,545)			10,908

ITALY (h) 2.1%

Republic of Italy
3.000% due 04/15/2009	EC	1,700	2,089

Total Italy (Cost $2,041)			2,089

JAPAN (h) 7.4%

Government of Japan
0.300% due 12/20/2007	JY	390,000	3,544
0.500% due 09/20/2006		260,000	2,381
0.700% due 09/20/2008		90,000	826
2.400% due 06/20/2024		56,000	538

Total Japan (Cost $7,229)			7,289

RUSSIA 0.2%

Russian Federation
8.750% due 07/24/2005		$200	209

Total Russia (Cost $208)			209

SPAIN (h) 1.5%

Kingdom of Spain
6.150% due 01/31/2013	EC	1,000	1,445

Total Spain (Cost $1,396)			1,445

UNITED KINGDOM (h) 11.1%

SRM Investment Ltd.
2.340% due 08/26/2034 (a)	EC	94	117
United Kingdom Gilt
4.000% due 03/07/2009	BP	3,800	6,684
5.000% due 03/07/2008		1,700	3,108
5.000% due 03/07/2012		130	238
5.000% due 09/07/2014		450	827

Total United Kingdom (Cost $10,807)			10,974

UNITED STATES 12.6%

Asset-Backed Securities 5.2%

American Express Credit Account Master Trust
1.900% due 04/15/2008 (a)		500	501
Ameriquest Mortgage Securities, Inc.
1.930% due 04/25/2034 (a)		193	194
1.970% due 08/25/2034 (a)		180	180
2.250% due 02/25/2033 (a)		30	30
2.250% due 03/25/2033 (a)		133	133
Argent Securities, Inc.
2.020% due 09/25/2034 (a)		200	200
Bank One Issuance Trust
1.810% due 10/15/2008 (a)		700	701
Bear Stearns Asset-Backed Securities, Inc.
1.780% due 11/25/2029 (a)		97	97
Centex Home Equity
2.140% due 09/25/2033 (a)		100	100
Citifinancial Mortgage Securities, Inc.
2.140% due 01/25/2033 (a)		40	40
Countrywide Asset-Backed Certificates
1.938% due 08/25/2023 (a)		200	200
2.000% due 01/25/2035 (a)		200	200
2.010% due 12/25/2018 (a)		78	78
2.080% due 12/25/2031 (a)		16	16
Credit-Based Asset Servicing and Securitization
1.970% due 08/25/2034 (a)		178	178
Fremont Home Loan Trust
1.664% due 07/25/2034 (a)		100	100
GSAMP Trust
2.130% due 03/25/2034 (a)		176	176
Long Beach Mortgage Loan Trust
2.160% due 06/25/2033 (a)		115	116
2.160% due 07/25/2033 (a)		46	46
Merrill Lynch Mortgage Investors, Inc.
2.180% due 02/25/2034 (a)		115	116
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.980% due 08/25/2034 (a)		192	192
Nelnet Student Loan Trust
1.920% due 04/25/2011 (a)		200	200
Park Place Securities, Inc.
1.750% due 10/25/2034 (a)		100	100
Quest Trust
2.280% due 09/25/2034 (i)		400	400
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)		99	99
1.940% due 04/25/2025 (a)		90	90
1.987% due 09/25/2013 (a)		200	200
Residential Asset Securities Corp.
2.020% due 04/25/2021 (a)		153	153
2.070% due 09/25/2031 (a)		15	15
Saxon Asset Securities Trust
2.140% due 06/25/2033 (a)		86	86
Structured Asset Securities Corp.
2.240% due 05/25/2034 (a)		175	175

			5,112

Corporate Bonds & Notes 2.1%

DaimlerChrysler North America Holding Corp.
2.342% due 09/10/2007 (a)		400	401
Delhaize America, Inc.
7.375% due 04/15/2006		400	426
Ford Motor Credit Co.
7.500% due 03/15/2005		200	204
7.600% due 08/01/2005		200	208
General Motors Acceptance Corp.
2.510% due 01/16/2007 (a)		200	200
2.595% due 05/18/2006 (a)		100	100
5.250% due 05/16/2005		100	102
Raychem Corp.
8.200% due 10/15/2008		200	229
Sprint Capital Corp.
7.900% due 03/15/2005		200	205

			2,075

Mortgage-Backed Securities 0.4%

Bear Stearns Adjustable Rate Mortgage Trust
2.090% due 07/25/2034 (a)		82	82
Bear Stearns Commercial Mortgage Securities, Inc.
1.977% due 05/14/2016 (a)		200	200
Countrywide Home Loans, Inc.
2.120% due 08/25/2034 (a)		97	97
Mellon Residential Funding Corp.
2.200% due 12/15/2030 (a)		52	52

			431

U.S. Government Agencies 0.7%

Fannie Mae
1.900% due 05/25/2034		153	153
2.090% due 08/25/2030 (a)		179	179
2.240% due 06/25/2029 (a)		84	84
6.500% due 06/25/2044		184	195
Small Business Administration
4.754% due 08/01/2014		100	100

			711

U.S. Treasury Obligations 4.2%

Treasury Inflation Protected Securities (b)
2.000% due 07/15/2014		502	514
3.375% due 01/15/2007		478	511
3.500% due 01/15/2011		1,197	1,355
4.250% due 01/15/2010		225	261
U.S. Treasury Bond
7.875% due 02/15/2021		1,000	1,354
U.S. Treasury Note
4.875% due 02/15/2012		100	107

			4,102

Total United States (Cost $12,402)			12,431

	# of Contracts

PURCHASED CALL OPTIONS 0.0%

U.S. Treasury 10-Year Note Futures (CBOT)
6.000% due 12/31/2004 Strike @ 121.000 Exp. 11/26/2004		44	0

Total Purchased Call Options (Cost $1)			0

	Notional Amount (000s)

PURCHASED PUT OPTIONS 0.0%

Euro-Bobl 10-Year Note December Futures (OTC)
Strike @ 106.000 Exp. 11/23/2004		$50	0
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 105.750 Exp. 11/23/2004		51	0
Euro-Bund 5-Year Note December Futures (OTC)
Strike @ 106.000 Exp. 11/22/2004		50	0

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  49

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

September 30, 2004 (Unaudited)

	# of Contracts	Value (000s)
Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005	16	$0
U.S. Treasury 10-Year Note Futures (CBOT)
6.000% due 12/31/2004 Strike @ 92.000 Exp. 11/26/2004	55	1

Total Purchased Put Options (Cost $3)		1

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 51.4%

Certificates of Deposit 2.9%

Citibank New York N.A.
1.750% due 12/07/2004	$1,400	1,400
Wells Fargo Bank N.A.
1.620% due 10/06/2004	1,500	1,500

		2,900

Commercial Paper 43.6%

ABN AMRO North America
1.480% due 10/06/2004	600	600
1.925% due 01/24/2005	1,400	1,391
Anz (Delaware), Inc.
1.635% due 11/18/2004	1,200	1,197
1.640% due 11/18/2004	600	599
ASB Bank Ltd.
1.730% due 12/03/2004	400	399
Bank of Ireland
1.750% due 12/06/2004	2,000	1,993
Barclays U.S. Funding Corp.
1.800% due 12/08/2004	1,800	1,794
CBA (de) Finance
1.505% due 10/12/2004	500	500
1.520% due 10/15/2004	200	200
1.650% due 11/19/2004	500	499
CDC Commercial Corp.
1.670% due 11/23/2004	1,400	1,396
Danske Corp.
1.510% due 10/12/2004	100	100
1.520% due 10/18/2004	500	500
1.630% due 10/25/2004	300	300
1.645% due 11/19/2004	600	599
1.725% due 12/03/2004	100	100
1.765% due 12/09/2004	200	199
Delphi Corp.
1.841% due 11/02/2004	250	250
Den Norske Bank ASA
1.650% due 11/19/2004	800	798
1.790% due 12/10/2004	300	299
1.810% due 12/15/2004	1,000	996
1.830% due 12/15/2004	100	100
Dexia Delaware LLC
1.505% due 10/01/2004	100	100
1.540% due 10/04/2004	400	400
Fannie Mae
1.559% due 10/27/2004	300	300
1.180% due 11/01/2004	800	799
1.625% due 11/17/2004	200	199
1.660% due 11/24/2004	2,000	1,995
1.594% due 12/01/2004	700	698
1.687% due 12/01/2004	1,500	1,495
1.819% due 12/22/2004	600	597
1.010% due 01/03/2005	500	497
Federal Home Loan Bank
1.505% due 10/06/2004	200	200
1.439% due 10/08/2004	500	500
1.475% due 10/15/2004	300	300
1.655% due 11/26/2004	600	598
Ford Motor Credit Co.
2.470% due 04/04/2005	200	198
ForeningsSparbanken AB
1.785% due 12/07/2004	200	199
Freddie Mac
1.470% due 10/12/2004	400	400
1.560% due 10/20/2004	400	400
1.545% due 10/25/2004	800	799
General Electric Capital Corp.
1.580% due 11/01/2004	100	100
1.600% due 11/09/2004	100	100
1.720% due 12/02/2004	1,100	1,096
General Motors Acceptance Corp.
2.362% due 03/21/2005	100	99
2.436% due 04/05/2005	100	99
HBOS Treasury Services PLC
1.535% due 10/15/2004	300	300
1.560% due 10/19/2004	100	100
1.575% due 11/09/2004	100	100
1.610% due 11/10/2004	500	499
1.655% due 11/18/2004	100	100
1.655% due 11/19/2004	100	100
1.715% due 11/29/2004	100	100
1.720% due 12/01/2004	400	399
1.730% due 12/02/2004	100	100
1.780% due 12/07/2004	500	498
1.820% due 12/14/2004	300	299
ING U.S. Funding LLC
1.505% due 10/01/2004	200	200
1.485% due 10/05/2004	400	400
1.720% due 12/01/2004	1,100	1,096
1.730% due 12/01/2004	300	299
National Australia Funding, Inc.
1.590% due 10/19/2004	700	699
Nordea North America, Inc.
1.730% due 11/29/2004	100	100
1.720% due 11/30/2004	1,500	1,495
Rabobank USA Financial Corp.
1.860% due 10/01/2004	300	300
Royal Bank of Scotland PLC
1.595% due 10/18/2004	300	300
1.540% due 10/19/2004	200	200
1.630% due 11/03/2004	1,000	998
Spintab AB
1.505% due 10/12/2004	900	899
1.740% due 12/02/2004	1,000	997
1.710% due 12/03/2004	300	299
Svenska Handelsbanken, Inc.
1.615% due 10/29/2004	200	200
1.625% due 11/04/2004	400	399
1.730% due 12/02/2004	1,000	997
UBS Finance, Inc.
1.575% due 11/09/2004	400	399
1.630% due 11/16/2004	200	199
1.690% due 11/29/2004	400	399
1.700% due 11/30/2004	200	199
1.735% due 12/03/2004	300	299
1.765% due 12/07/2004	300	299
UniCredit Delaware
1.570% due 10/22/2004	400	400
1.635% due 11/05/2004	200	200
Westpac Capital Corp.
1.650% due 12/06/2004	1,100	1,096

		42,940

Repurchase Agreement 0.8%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $810. Repurchase proceeds are $792.)	792	792

U.S. Treasury Bills 4.1%

1.640% due 12/02/2004-12/16/2004 (c)(d)	4,020	4,004

Total Short-Term Instruments (Cost $50,641)		50,636

Total Investments 105.5% (Cost $102,801)		$103,849

Written Options (f) (0.0%) (Premiums $33)		(27)

Other Assets and Liabilities (Net) (5.5%)		(5,344)

Net Assets 100.0%		$98,478

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $4,004 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	16	$1
Euribor June Long Futures	06/2005	82	26
Euribor Purchased Put Options Strike @ 95.375	06/2005	82	(1)
Euro-Bobl Purchased Put Options Strike @ 105.750	12/2004	35	0
Euro-Bund 10-Year Note Long Futures	12/2004	119	71
Government of Japan 10-Year Note Long Futures	12/2004	12	196
U.S. Treasury 10-Year Short Futures	12/2004	28	(5)

			$288

50  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(e)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/20/2018	BP	5,300	$(40)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014	EC	220	(8)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	06/16/2014		900	(33)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/20/2018		7,000	77
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(41)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	800	2
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		3,500	8
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		20,800	37
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		$400	(28)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/15/2024		1,700	(99)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		1,200	(52)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		2,600	(170)

							$(347)

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	30	$16	$10
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	29	17	17

				$33	$27

(g)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$500	$495	$494
U.S. Treasury Note	4.375	08/15/2012	200	206	206
U.S. Treasury Note	4.000	11/15/2012	600	603	604

				$1,304	$1,304

(h)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	592	10/2004	$4	$0	$4
Buy	BP	2,760	10/2004	86	0	86
Sell		3,184	10/2004	0	(121)	(121)
Buy	C$	1,589	10/2004	28	0	28
Sell		428	10/2004	0	(4)	(4)
Buy	DK	7,403	12/2004	27	0	27
Buy	EC	25,014	10/2004	682	0	682
Buy	JY	3,434,469	10/2004	148	0	148
Buy	SK	7,586	12/2004	30	0	30

				$1,005	$(125)	$880

(i)	The aggregate value of fair valued securities is $400, which is 0.41% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  51

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA (i) 0.3%

Commonwealth of Australia
8.750% due 08/15/2008	A$	600	$489
Crusade Global Trust
2.041% due 05/15/2021 (a)		$1,548	1,549
Homeside Mortgage Securities Trust
1.820% due 01/20/2027 (a)		595	593
Medallion Trust
1.820% due 07/12/2031 (a)		1,472	1,463
Torrens Trust
2.020% due 07/15/2031 (a)		636	637

Total Australia (Cost $4,728)			4,731

AUSTRIA (i) 1.1%

Republic of Austria
5.000% due 07/15/2012	EC	12,700	17,037

Total Austria (Cost $13,983)			17,037

BELGIUM (i) 1.4%

Kingdom of Belgium
6.250% due 03/28/2007	EC	1,400	1,885
7.000% due 11/21/2004	BF	183,200	5,682
7.500% due 07/29/2008	EC	10,500	15,111

Total Belgium (Cost $17,906)			22,678

BRAZIL 0.4%

Republic of Brazil
2.125% due 04/15/2009 (a)		$6,647	6,527
2.125% due 04/15/2012 (a)		188	176

Total Brazil (Cost $6,415)			6,703

CANADA (i) 4.4%

Commonwealth of Canada
5.500% due 06/01/2009	C$	17,400	14,682
5.500% due 06/01/2010		17,300	14,622
6.000% due 06/01/2008		34,300	29,279
6.000% due 06/01/2011		12,700	11,032

Total Canada (Cost $60,060)			69,615

CAYMAN ISLANDS (i) 0.5%

Pylon Ltd.
6.019% due 12/22/2008 (a)	EC	1,350	1,742
Redwood Capital Ltd.
4.960% due 01/01/2006 (a)		$2,300	2,323
Residential Reinsurance Ltd.
6.690% due 12/01/2005 (a)		700	602
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)		38,241	348
Vita Capital Ltd.
2.950% due 01/01/2007 (a)		3,900	3,924

Total Cayman Islands (Cost $8,861)			8,939

DENMARK (i) 0.2%

Nykredit Konvertible
6.000% due 10/01/2029	DK	9,273	1,622
Unikredit Realkredit
6.000% due 07/01/2029		8,653	1,515

Total Denmark (Cost $1,987)			3,137

FRANCE (i) 11.3%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,330
Republic of France
3.500% due 01/12/2005		2,000	2,496
4.000% due 04/25/2009		31,050	39,832
4.000% due 10/25/2009		30,070	38,563
4.000% due 04/25/2014		20,200	25,110
5.250% due 04/25/2008		47,000	62,745
7.250% due 04/25/2006		7,000	9,336

Total France (Cost $143,828)			179,412

GERMANY (i) 23.0%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,737
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,232
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	583
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,877
Republic of Germany
3.750% due 07/04/2013		3,500	4,303
4.250% due 01/04/2014		25,500	32,439
4.500% due 01/04/2013		9,505	12,356
5.000% due 07/04/2011		100	134
5.000% due 01/04/2012		53,000	71,255
5.250% due 07/04/2010		26,300	35,702
5.250% due 01/04/2011		28,400	38,631
5.375% due 01/04/2010		4,500	6,135
5.500% due 01/04/2031		5,700	8,027
5.625% due 01/04/2028		11,630	16,488
6.250% due 01/04/2030		6,400	9,843
6.500% due 07/04/2027		75,260	118,478

Total Germany (Cost $315,443)			364,220

IRELAND (i) 0.5%

Celtic Residential Irish Mortgage Securitisation
2.305% due 06/13/2035 (a)(j)		EC 2,576	3,202
Emerald Mortgages PLC
2.336% due 04/30/2028 (a)		2,752	3,409
2.336% due 10/22/2035 (a)		669	834

Total Ireland (Cost $6,278)			7,445

ITALY (i) 1.2%

First Italian Auto Transaction
2.403% due 07/01/2008 (a)		EC 1,424	1,766
Republic of Italy
5.250% due 08/01/2011		3,400	4,620
5.500% due 11/01/2010		1,700	2,335
7.750% due 11/01/2006		5,700	7,814
Siena Mortgage Sp
2.396% due 02/28/2037 (a)		1,325	1,652
Upgrade SpA
2.386% due 12/31/2035 (a)		1,000	1,236

Total Italy (Cost $16,725)			19,423

JAPAN (i) 13.8%

Government of Japan
0.300% due 12/20/2007	JY	9,054,000	82,285
0.700% due 09/20/2008		2,980,000	27,361
1.300% due 09/20/2012		380,000	3,484
1.400% due 09/20/2011		2,960,000	27,599
1.600% due 09/20/2013		6,760,000	62,868
1.900% due 09/20/2022	JY	840,000	7,596
2.400% due 06/20/2024		822,000	7,896

Total Japan (Cost $212,374)			219,089

LUXEMBOURG (i) 0.4%

Tyco International Group S.A.
4.375% due 11/19/2004	EC	2,170	2,707
5.875% due 11/01/2004		$3,257	3,266
6.750% due 02/15/2011		8	9

Total Luxembourg (Cost $5,635)			5,982

MEXICO 0.2%

Petroleos Mexicanos
8.850% due 09/15/2007		$1,040	1,179
9.375% due 12/02/2008		1,290	1,506

Total Mexico (Cost $2,287)			2,685

NETHERLANDS (i) 1.7%

Delphinus BV
2.400% due 04/25/2093 (a)	EC	1,500	1,850
Dutch Mortgage-Backed Securities BV
2.364% due 11/20/2035 (a)		1,849	2,290
2.400% due 10/02/2079 (a)		3,000	3,714
Holland Euro-Denominated Mortgage-Backed Series
2.385% due 04/18/2012 (a)		1,943	2,405
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	15,583

Total Netherlands (Cost $21,820)			25,842

NEW ZEALAND (i) 0.3%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	5,130	4,398

Total New Zealand (Cost $3,136)			4,398

PANAMA 0.2%

Republic of Panama
2.750% due 07/17/2014 (a)		$1,481	1,427
8.250% due 04/22/2008		2,000	2,210

Total Panama (Cost $3,612)			3,637

PERU 0.2%

Republic of Peru
9.125% due 01/15/2008		$2,400	2,720

Total Peru (Cost $2,687)			2,720

RUSSIA 0.4%

Russian Federation
8.750% due 07/24/2005		$5,000	5,220
10.000% due 06/26/2007		1,630	1,844

Total Russia (Cost $7,087)			7,064

SOUTH AFRICA 0.2%

Republic of South Africa
8.375% due 10/17/2006		$2,480	2,730

Total South Africa (Cost $2,752)			2,730

52  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
SPAIN (i) 4.5%

Hipotebansa Mortgage Securitization Fund
2.268% due 07/18/2022 (a)(j)	EC	2,011	$2,481
Hipotebansa V
2.226% due 01/18/2018 (a)		1,676	2,074
Kingdom of Spain
5.150% due 07/30/2009		37,730	50,815
5.350% due 10/31/2011		11,100	15,232

Total Spain (Cost $52,086)			70,602

SWEDEN (i) 0.2%

Kingdom of Sweden
5.000% due 01/28/2009	SK	27,000	3,907

Total Sweden (Cost $2,679)			3,907

TUNISIA 0.0%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$275	303

Total Tunisia (Cost $305)			303

UNITED KINGDOM (i) 10.2%

Bauhaus Securities Ltd.
2.438% due 10/30/2052 (a)	EC	4,034	5,022
Dolerite Funding PLC
2.010% due 08/20/2032 (a)		2,140	2,138
Haus Ltd.
2.375% due 12/14/2037 (a)		6,502	8,090
Lloyds TSB Capital I
7.375% due 02/07/2049		500	741
Ocwen Mortgage Loan Trust
2.626% due 12/15/2031 (a)		202	251
SRM Investment Ltd.
2.335% due 08/26/2034 (a)		470	586
United Kingdom Gilt
4.000% due 03/07/2009	BP	6,450	11,345
5.000% due 03/07/2008		21,600	39,490
5.000% due 03/07/2012		32,300	59,205
8.000% due 09/27/2013		15,450	34,391

Total United Kingdom (Cost $155,815)			161,259

UNITED STATES (i) 25.3%

Asset-Backed Securities 2.7%

ACE Securities Corp.
2.160% due 11/25/2028 (a)		$46	46
Ameriquest Mortgage Securities, Inc.
2.250% due 02/25/2033 (a)		571	572
2.250% due 03/25/2033 (a)		563	565
Amortizing Residential Collateral Trust
2.100% due 09/25/2030 (a)		74	74
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.310% due 06/25/2029 (a)		1,037	1,038
Bear Stearns Asset-Backed Securities, Inc.
2.170% due 10/25/2032 (a)		760	761
CDC Mortgage Capital Trust
2.130% due 08/25/2032 (a)		154	154
2.180% due 01/10/2032 (a)		179	179
Conseco Finance Corp.
2.130% due 10/15/2031 (a)		180	180
Countrywide Asset-Backed Certificates
2.000% due 08/25/2023 (a)		300	300
2.010% due 12/25/2018 (a)		1,678	1,680
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)		311	311
2.290% due 10/25/2032 (a)		167	167
EQCC Home Equity Loan Trust
2.061% due 03/20/2030 (a)		60	60
First Alliance Mortgage Loan Trust
2.041% due 12/20/2027 (a)		53	53
Home Equity Asset Trust
1.990% due 08/25/2034 (a)		2,680	2,681
2.250% due 03/25/2033 (a)		726	728
Irwin Home Equity Loan Trust
2.360% due 06/25/2028 (a)		1,457	1,462
Mesa Trust Asset-Backed Certificates
2.240% due 11/25/2031 (a)		1,648	1,649
Morgan Stanley Warehouse Facilities
1.590% due 07/06/2005 (a)		15,100	15,090
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		3,547	3,542
Novastar Home Equity Loan
2.120% due 01/25/2031 (a)		190	190
Providian Home Equity Loan Trust
2.130% due 06/25/2025 (a)		509	510
Quest Trust
2.400% due 06/25/2034 (a)		6,421	6,425
Residential Asset Mortgage Products, Inc.
1.940% due 04/25/2025 (a)		1,075	1,076
Residential Asset Securities Corp.
2.070% due 09/25/2031 (a)		75	75
2.090% due 07/25/2032 (a)		2,644	2,644

			42,212

Corporate Bonds & Notes 2.9%

CIT Group, Inc.
3.180% due 01/31/2005 (a)		1,500	1,507
DaimlerChrysler Financial Services N.A. LLC
1.810% due 04/27/2005 (a)		2,000	1,994
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		3,030	3,046
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)		2,800	2,802
7.600% due 08/01/2005		2,800	2,908
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,658
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)		$4,700	4,713
General Motors Corp.
1.250% due 12/20/2004	JY	208,000	1,893
J.P. Morgan Chase & Co., Inc.
4.560% due 02/15/2012 (a)		$4,670	5,070
Kroger Co.
5.500% due 02/01/2013		1,520	1,577
MetLife, Inc.
3.911% due 05/15/2005		900	909
MGM Mirage, Inc.
6.950% due 02/01/2005		2,795	2,844
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (a)		2,100	2,411
9.870% due 06/30/2049 (a)		500	587
Park Place Entertainment Corp.
7.875% due 12/15/2005		500	527
Premium Asset Trust
2.095% due 11/27/2004 (a)		1,250	1,250
Rogers Cablesystems, Inc.
10.000% due 03/15/2005		640	662
Sprint Capital Corp.
7.900% due 03/15/2005		4,250	4,354
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	800
Yum! Brands, Inc.
7.450% due 05/15/2005		700	720

			45,232

Mortgage-Backed Securities 1.8%

Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,241
CS First Boston Mortgage Securities Corp.
2.250% due 08/25/2033 (a)		2,818	2,805
5.758% due 05/25/2032 (a)		224	227
GS Mortgage Securities Corp.
6.526% due 08/15/2011		2,000	2,239
Impac CMB Trust
2.240% due 07/25/2033 (a)		528	528
J.P. Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	11,299
Merrill Lynch Mortgage Investors, Inc.
2.140% due 03/15/2025 (a)		1,711	1,716
Residential Funding Mortgage Securities I, Inc.
5.613% due 09/25/2032 (a)		405	405
6.500% due 03/25/2032		953	971
Structured Asset Mortgage Investments, Inc.
6.530% due 06/25/2029 (a)		106	107
Structured Asset Securities Corp.
2.140% due 10/25/2027 (a)		1,014	1,015
Washington Mutual Mortgage Securities Corp.
2.788% due 12/25/2040 (a)		611	612
3.066% due 02/27/2034 (a)		2,489	2,499
5.149% due 10/25/2032 (a)		1,300	1,320

			28,984

Municipal Bonds & Notes 3.7%

California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036		2,100	2,142
California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,345
5.250% due 07/01/2013		3,500	3,943
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,349
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,272
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	305
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,500	1,522
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	224
De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,533
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,654
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	234
District of Columbia Tobacco Settlement Financing Corp., Series 2001
6.500% due 05/15/2033		1,115	1,027
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	825

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  53

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Hawaii State General Obligation Bonds, Series 2001
5.500% due 08/01/2011	$1,300	$1,480
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014	300	351
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,041
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.600% due 06/01/2035	400	325
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	700	717
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	800	892
Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	1,300	1,334
5.000% due 06/01/2032	2,000	2,041
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	204
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	410	418
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041	300	306
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	541
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	456
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	410	450
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	625	635
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 08/01/2011	2,000	2,260
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003-A1
5.500% due 06/01/2014	300	327
5.500% due 06/01/2017	600	655
New York, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2033	1,500	1,526
New York, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028	1,500	1,538
North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.950% due 06/01/2009 (a)	117	117
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,105
Sacramento County, California Public Financing Authority Revenue Bonds, (FGIC Insured), Series 2003
4.750% due 12/01/2033	680	667
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	203
State of Louisiana General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,636
Tobacco Settlement Authority of Iowa Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	2,607
Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	3,500	3,752

		57,959

	Shares

Preferred Security 0.4%

DG Funding Trust
3.360% due 12/29/2049 (a)	640	6,880

	Principal Amount (000s)

U.S. Government Agencies 6.4%

Fannie Mae
1.960% due 03/25/2034 (a)	$1,780	1,771
3.415% due 11/01/2022 (a)	58	61
3.450% due 01/01/2023 (a)	68	70
3.569% due 08/01/2023 (a)	346	358
5.000% due 08/01/2033-0/14/2034 (c)	15,264	15,106
5.500% due 05/01/2034-10/14/2034 (c)	21,794	22,088
5.824% due 04/01/2032 (a)	560	570
5.920% due 12/01/2030 (a)	140	142
6.500% due 02/01/2026-07/01/2032 (c)	3,891	4,085
Federal Home Loan Bank
5.660% due 04/26/2006	1,200	1,256
5.665% due 03/22/2006	3,200	3,342
Freddie Mac
3.303% due 06/01/2022 (a)	556	575
5.500% due 05/15/2012	30	30
9.050% due 06/15/2019	12	12
Government National Mortgage Association
3.375% due 05/20/2022-05/20/2030 (a)(c)	4,942	5,008
3.500% due 11/20/2030 (a)	117	119
4.625% due 11/20/2021-12/20/2025 (a)(c)	558	567
4.750% due 07/20/2022-08/20/2027 (a)(c)	1,606	1,628
Small Business Administration
5.980% due 11/01/2022	7,562	8,081
6.344% due 08/10/2011	4,435	4,764
6.640% due 02/10/2011	2,816	3,054
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	17,050
5.880% due 04/01/2036	8,145	8,982
5.980% due 04/01/2036	1,855	2,041

		100,760

U.S. Treasury Obligations 7.4%

Treasury Inflation Protected Securities (b)
2.000% due 07/15/2014	502	514
3.000% due 07/15/2012	9,270	10,268
3.500% due 01/15/2011	29,819	33,759
3.625% due 04/15/2028	1,159	1,471
4.250% due 01/15/2010	12,609	14,638
U.S. Treasury Bonds
7.500% due 11/15/2016	14,800	19,024
8.125% due 08/15/2019	10,400	14,241
U.S. Treasury Notes
3.000% due 02/15/2009	22,600	22,380
4.875% due 02/15/2012	900	959

		117,254

Total United States (Cost $393,567)		399,281

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.1%

30-Year Interest Rate Swap (OTC) Strike @ 5.750 Exp. 04/27/2009	9,700	788

Total Purchased Call Options (Cost $503)		788

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC) Strike @ 6.250 Exp. 04/27/2009	9,700	568

	# of Contracts

Euro-Bund 10-Year Note December Futures (OTC) Strike @ 105.750 Exp. 11/23/2004	2,100	0
Eurodollar June Futures (CME) Strike @ 93.750 Exp. 06/13/2005	473	3
U.S. Treasury 10-Year Note December Futures (CBOT) 6.000% due 12/31/2004 Strike @ 99.000 Exp. 11/26/2004	8	1
U.S. Treasury 10-Year Note December Futures (CBOT) 6.000% due 12/31/2004 Strike @ 98.000 Exp. 11/26/2004	170	3
U.S. Treasury 10-Year Note December Futures (CBOT) 6.000% due 12/31/2004 Strike @ 97.000 Exp. 11/26/2004	400	6
U.S. Treasury 10-Year Note December Futures (CBOT) 6.000% due 12/31/2004 Strike @ 92.000 Exp. 11/26/2004	500	8
U.S. Treasury 10-Year Note March Futures (CBOT) 6.000% due 03/31/2005 Strike @ 88.000 Exp. 02/18/2005	950	15

Total Purchased Put Options (Cost $747)		604

54  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 16.2%

Commercial Paper 12.7%

Bank of Ireland
1.840% due 12/17/2004	$3,600	$3,585
Danske Corp.
1.580% due 10/29/2004	13,400	13,383
1.645% due 11/19/2004	5,300	5,288
1.765% due 12/09/2004	28,300	28,198
Fannie Mae
1.734% due 11/15/2004	8,500	8,481
1.800% due 11/29/2004	5,800	5,783
1.725% due 12/08/2004	15,000	14,947
1.731% due 12/08/2004	4,600	4,584
1.760% due 12/08/2004	4,500	4,484
1.780% due 12/15/2004	7,500	7,470
1.819% due 12/22/2004	3,400	3,385
Freddie Mac
1.930% due 01/24/2005	300	298
General Electric Capital Corp.
1.800% due 12/14/2004	5,000	4,981
General Motors Acceptance Corp.
2.404% due 03/22/2005	3,000	2,970
2.535% due 04/05/2005	2,400	2,374
HBOS Treasury Services PLC
1.575% due 11/09/2004	500	499
1.715% due 11/30/2004	2,400	2,393
Rabobank USA Financial Corp.
1.860% due 10/01/2004	9,600	9,600
1.950% due 01/26/2005	5,200	5,167
Republic of Italy
1.420% due 10/13/2004	7,500	7,496
Royal Bank of Scotland PLC
1.630% due 11/03/2004	17,400	17,374
UBS Finance, Inc.
1.675% due 11/24/2004	3,600	3,591
1.690% due 11/29/2004	17,800	17,751
1.700% due 11/30/2004	2,300	2,293
1.930% due 01/24/2005	23,700	23,551
1.940% due 01/25/2005	700	696

		200,622

Repurchase Agreement 0.6%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at 9,665. Repurchase proceeds are 9,475.)	9,475	9,475

U.S. Treasury Bills 2.9%

1.618% due 12/02/2004-12/16/2004 (c)(d)(e)	46,855	46,677

Total Short-Term Instruments (Cost $256,806)		256,774

Total Investments 118.2% (Cost $1,720,112)		$1,871,005

Written Options (g) (0.7%) (Premiums $7,897)		(11,203)

Other Assets and Liabilities (Net) (17.5%)		(276,302)

Net Assets 100.0%		$1,583,500

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $27,905 have been pledged as collateral for swap and swaption contracts at .
(e)	Securities with an aggregate market value of $11,622 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	473	$26
Eurodollar September Long Futures	09/2005	816	(337)
Euribor Purchased Put Options Strike @ 93.000	12/2004	91	(12)
Euro-Bund 10-Year Note Long Futures	12/2004	2,185	2,270
Government of Japan 10-Year Note Long Futures	12/2004	187	2,559
U.S. Treasury 10-Year Note Long Futures	12/2004	1,509	1,646
U.S. Treasury 30-Year Bond Long Futures	12/2004	157	(96)

			$6,056

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  55

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018	BP	30,300	$80
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		60,000	154
Lehman Brothers, Inc.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		300	(5)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		4,400	(10)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		39,200	222
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/20/2018		19,200	(212)
Merrill Lynch & Co., Inc.	3-month C$-LIBOR	Pay	5.000%	06/18/2008	C$	18,000	(248)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	65,700	(7,160)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(1,431)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	3.750%	06/17/2012		9,900	(262)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		51,000	816
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		73,100	1,150
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		15,350	233
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		77,600	362
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		26,800	(1,452)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		75,000	(3,546)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/20/2018		23,000	419
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	(488)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(923)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(246)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(49)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(1,287)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	12
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(1,825)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	55,000	130
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		234,800	548
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		115,200	270
Morgan Stanley Dean Witter & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		81,100	193
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$37,300	(2,274)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/15/2024		12,600	(731)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		38,300	(1,648)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		8,600	(612)
Lehman Brothers, Inc.	3-month LIBOR	Receive	4.000%	12/15/2009		6,700	(267)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		26,400	(1,850)
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024		54,000	(5,076)

							$(27,013)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	$6,000	$23
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	4,800	5
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	4,800	18
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,700	5

						$51

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$2,400	$0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	2,000	0

					$0

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/26/2004	181	$104	$105

56  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.175	%**	10/04/2004	$84,000	$2,493	$5,168
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%**	10/04/2004	700	23	77
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%*	10/04/2004	700	31	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	66,900	688	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	66,900	510	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	8,700	195	633
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%**	01/07/2005	42,500	1,945	3,094
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	7.000	%*	01/07/2005	2,500	48	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%**	08/04/2005	4,100	145	312
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%*	08/04/2005	4,100	212	26
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	13,600	584	1,036
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	13,600	584	86
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	10,000	297	613
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006	2,900	38	53

						$7,793	$11,098

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$183,700	$181,913	$181,689
U.S. Treasury Note	5.500	05/15/2009	13,500	14,790	14,748
U.S. Treasury Note	4.375	08/15/2012	37,200	38,363	38,375
U.S. Treasury Note	3.625	05/15/2013	59,925	58,478	57,785
U.S. Treasury Note	4.250	08/15/2013	55,160	56,003	55,269

				$349,547	$347,866

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	757	10/2004	$0	$(13)	$(13)
Buy	BP	2,906	10/2004	27	0	27
Sell		7,810	10/2004	0	(276)	(276)
Buy	BR	3,433	10/2004	101	0	101
Buy		892	11/2004	16	0	16
Sell	C$	88,876	10/2004	0	(2,041)	(2,041)
Buy	CP	74,167	11/2004	6	0	6
Sell	DK	28,481	12/2004	0	(128)	(128)
Buy	EC	31,944	10/2004	561	0	561
Sell		565,633	10/2004	0	(16,491)	(16,491)
Buy	H$	8,907	10/2004	0	(1)	(1)
Buy		2,722	11/2004	0	0	0
Buy		2,668	12/2004	0	0	0
Sell	JY	18,756,880	10/2004	0	(798)	(798)
Buy	KW	354,105	10/2004	4	0	4
Buy		349,350	11/2004	2	0	2
Buy		1,026,929	12/2004	0	(4)	(4)
Buy	MP	4,371	11/2004	1	0	1
Buy		3,060	12/2004	3	0	3
Sell	N$	5,468	10/2004	0	(98)	(98)
Buy	PN	1,193	11/2004	6	0	6
Buy	PZ	1,723	11/2004	6	0	6
Buy		1,729	12/2004	6	0	6
Buy	RR	9,534	10/2004	2	0	2
Buy		12,830	11/2004	4	0	4
Buy	S$	483	10/2004	5	0	5
Buy		592	11/2004	6	0	6
Sell	SK	30,385	12/2004	0	(145)	(145)
Buy	SV	19,882	11/2004	11	0	11
Buy	T$	14,904	11/2004	1	0	1

				$768	$(19,995)	$(19,227)

(j)	The aggregate value of fair valued securities is $5,683, which is 0.36% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  57

Schedule of Investments

GNMA Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 100.0%

Fannie Mae
1.910% due 10/25/2033 (a)	$217	$217
2.251% due 07/01/2011 (a)	5,950	5,983
2.773% due 07/01/2011 (a)	2,485	2,496
5.000% due 03/01/2034	2,804	2,782
5.500% due 10/14/2034	19,500	19,762
5.753% due 03/01/2018 (a)	18	18
6.500% due 05/01/2031-08/01/2032 (b)	565	593
9.000% due 07/01/2018	20	22
Federal Housing Administration
8.137% due 09/01/2040	468	475
Freddie Mac
3.265% due 06/01/2030 (a)	38	39
3.331% due 05/01/2019 (a)	21	21
5.500% due 10/14/2034	3,000	3,041
6.851% due 05/01/2031 (a)	83	83
7.500% due 08/15/2029 (c)	90	15
Government National Mortgage Association
0.000% due 03/16/2026 (d)	154	151
1.978% due 01/16/2031-02/16/2032 (a)(b)	10,804	10,806
2.028% due 08/16/2032 (a)	1,965	1,968
2.078% due 08/16/2031 (a)	236	236
2.087% due 12/16/2026 (a)	1,489	1,493
2.178% due 06/16/2027 (a)	3,206	3,215
2.278% due 07/16/2028 (a)	339	341
2.312% due 05/16/2027 (a)	191	192
2.328% due 04/16/2032 (a)	825	832
2.428% due 05/16/2029 (a)	2,944	2,968
2.461% due 06/20/2030 (a)	187	188
3.375% due 06/20/2022-02/20/2026 (a)(b)	163	166
3.500% due 07/20/2029-05/20/2031 (a)(b)	1,437	1,460
4.000% due 05/20/2016-11/23/2034 (a)(b)	33,933	34,347
4.500% due 02/20/2018-10/20/2030 (a)(b)	3,495	3,507
4.625% due 12/20/2017 (a)	26	27
4.750% due 07/20/2018-08/20/2025 (a)(b)	51	51
5.000% due 02/20/2028-10/15/2033 (b)	18,758	18,752
5.500% due 03/16/2022-10/21/2034 (b)	210,180	213,912
6.000% due 11/15/2033-10/21/2034 (b)	96,851	100,483
6.500% due 12/15/2023-07/20/2031 (b)	9,055	9,293
7.500% due 10/15/2022-06/15/2033 (b)	3,821	4,118
Small Business Administration
7.449% due 08/01/2010	244	270

Total U.S. Government Agencies (Cost $445,045)		444,323

MORTGAGE-BACKED SECURITIES 1.4%

Bank of America Mortgage Securities, Inc.
5.606% due 10/20/2032 (a)	238	241
CS First Boston Mortgage Securities Corp.
1.690% due 03/25/2032 (a)	566	560
1.727% due 03/25/2032 (a)	720	721
1.930% due 08/25/2033 (a)	1,006	1,002
Sequoia Mortgage Trust
2.151% due 06/20/2032 (a)	636	635
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (a)	1,135	1,131
Structured Asset Securities Corp.
2.130% due 01/25/2033 (a)	391	391
2.140% due 10/25/2027 (a)	922	923
2.320% due 03/25/2031 (a)	49	50
2.490% due 08/25/2032 (a)	427	413

		6,067

Total Mortgage-Backed Securities (Cost $6,094)		6,067

ASSET-BACKED SECURITIES 1.5%

ACE Securities Corp.
2.180% due 06/25/2032 (a)	114	115
Amortizing Residential Collateral Trust
2.130% due 07/25/2032 (a)	248	248
Centex Home Equity Loan Trust
2.100% due 04/25/2032 (a)	292	293
2.140% due 01/25/2032 (a)	144	144
Chase Funding Loan Acquisition Trust
2.080% due 04/25/2031 (a)	93	93
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)	530	530
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032 (a)	2,000	1,679
9.290% due 12/15/2029 (a)	376	378
Countrywide Asset-Backed Certificates
2.100% due 05/25/2032 (a)	167	167
Credit-Based Asset Servicing and Securitization
2.160% due 06/25/2032 (a)	288	288
Home Equity Asset Trust
2.140% due 11/25/2032 (a)	175	175
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	261	262
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (a)	174	174
NPF XII, Inc.
7.345% due 10/01/2003 (e)(k)	300	0
Saxon Asset Securities Trust
2.100% due 08/25/2032 (a)	186	186
Sequoia Mortgage Trust
2.180% due 10/25/2024 (a)	1,600	1,602
WFS Financial Owner Trust
1.850% due 10/20/2008 (a)	540	540

Total Asset-Backed Securities (Cost $7,132)		6,874

	# of Contracts

PURCHASED CALL OPTIONS 0.1%

Eurodollar March Futures (CME)
Strike @ 97,250 Exp. 03/14/2005	383,000	259

Total Purchased Call Options (Cost $447)		259

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 57.3%

Certificates of Deposit 1.9%

Citibank New York N.A.
1.660% due 11/23/2004	$7,900	7,900
1.880% due 12/22/2004	700	700

		8,600

Commercial Paper 54.3%

Bank of Ireland
1.785% due 12/08/2004	9,800	9,765
1.840% due 12/17/2004	3,200	3,187
Barclays U.S. Funding Corp.
1.770% due 10/21/2004	11,900	11,888
1.855% due 12/16/2004	1,100	1,096
CBA (de) Finance
1.635% due 11/16/2004	2,700	2,694
Danske Corp.
1.480% due 10/06/2004	3,800	3,799
1.570% due 10/25/2004	4,300	4,296
1.580% due 10/29/2004	2,900	2,897
1.765% due 12/09/2004	200	199
1.850% due 12/27/2004	1,800	1,792
Den Norske Bank ASA
1.850% due 12/27/2004	1,000	995
Fannie Mae
1.180% due 11/01/2004	400	400
1.434% due 10/06/2004	400	400
1.498% due 10/20/2004	3,900	3,897
1.530% due 10/18/2004	3,600	3,597
1.559% due 10/27/2004	4,900	4,894
1.594% due 12/01/2004	2,700	2,692
1.605% due 11/10/2004	600	599
1.625% due 11/17/2004	6,900	6,885
1.660% due 11/24/2004	14,600	14,563
1.687% due 12/01/2004	7,700	7,676
1.731% due 12/08/2004	5,200	5,182
1.760% due 12/08/2004	4,000	3,986
Federal Home Loan Bank
1.595% due 11/12/2004	400	399
1.650% due 12/08/2004	4,000	3,986
ForeningsSparbanken AB
1.780% due 12/10/2004	8,100	8,070
Fortis Funding LLC
1.930% due 01/25/2005	4,900	4,869
Freddie Mac
1.470% due 10/12/2004	10,500	10,495
1.500% due 10/19/2004	3,600	3,597
1.540% due 11/08/2004	3,800	3,794
1.560% due 10/20/2004	1,200	1,199
General Electric Capital Corp.
1.590% due 11/08/2004	9,900	9,883
1.600% due 11/09/2004	600	599
1.720% due 12/02/2004	1,200	1,196
1.800% due 12/14/2004	800	797
HBOS Treasury Services PLC
1.495% due 10/05/2004	2,700	2,700
1.580% due 10/26/2004	1,400	1,399
1.610% due 11/10/2004	1,000	998
1.715% due 11/26/2004	4,200	4,189
1.715% due 11/29/2004	2,400	2,393
1.780% due 12/07/2004	200	199
1.780% due 12/08/2004	500	498
ING U.S. Funding LLC
1.790% due 12/08/2004	11,300	11,260
Nordea North America, Inc.
1.790% due 12/08/2004	1,100	1,096
1.865% due 12/21/2004	7,100	7,070
1.920% due 01/25/2005	3,800	3,776
Rabobank USA Financial Corp.
1.960% due 01/28/2005	9,800	9,736
Royal Bank of Scotland PLC
1.630% due 10/25/2004	6,100	6,093
1.630% due 11/03/2004	200	200
1.835% due 12/20/2004	3,500	3,485
Spintab AB
1.620% due 11/10/2004	1,700	1,697
1.960% due 01/26/2005	200	199
Stadshypoket Delaware, Inc.
1.610% due 11/09/2004	900	898
1.820% due 12/14/2004	11,400	11,356

58  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Svenska Handelsbanken, Inc.
1.625% due 11/04/2004	$2,500	$2,496
1.685% due 11/22/2004	5,800	5,786
1.730% due 12/02/2004	700	698
1.790% due 12/08/2004	3,300	3,288
UBS Finance, Inc.
1.690% due 11/29/2004	3,200	3,191
1.765% due 12/07/2004	6,700	6,677
1.850% due 12/21/2004	3,100	3,087
1.930% due 01/24/2005	100	99
1.955% due 01/31/2005	100	99

		240,926

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Freddie Mac 2.010% due 10/06/2005 valued at $573. Repurchase proceeds are $562.)	562	562

U.S. Treasury Bill 1.0%

1.625% due 12/16/2004 (f)(g)	4,240	4,223

Total Short-Term Instruments (Cost $254,333)		254,311

Total Investments 160.3% (Cost $713,051)		$711,834

Written Options (i) (0.1%) (Premiums $919)		(496)

Other Assets and Liabilities (Net) (60.2%)		(267,181)

Net Assets 100.0%		$444,157

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Interest only security.
(d)	Principal only security.
(e)	Security is in default.
(f)	Securities with an aggregate market value of $747 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $3,476 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note Long Futures	12/2004	22	$23

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2006	$62,200	$152
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	13,000	123
Lehman Brothers, Inc.	3-month LIBOR	Receive	4.000%	12/15/2009	23,000	66
Lehman Brothers, Inc.	3-month LIBOR with 6.940% interest rate cap	Receive	premium amount of $316	07/01/2011	8,000	(176)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	14,900	155

						$320

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$4,550	$0

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	178	$80	$58
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	121	56	70
Put - CBOT U.S. Treasury Note December Futures	109.000	11/26/2004	121	60	19

				$196	$147

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$25,000	$420	$291
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	25,000	303	58

						$723	$349

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	6.000	10/14/2034	$22,000	$22,756	$22,657
Fannie Mae	6.500	10/14/2034	500	525	524

				$23,281	$23,181

(k)	The aggregate value of fair valued securities is $0, which is 0.00% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  59

Schedule of Investments

High Yield Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 75.5%

Banking & Finance 8.9%

Arvin Capital I
9.500% due 02/01/2027	$1,500	$1,556
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	38,890	42,196
Beaver Valley Funding Corp.
9.000% due 06/01/2017	9,382	10,978
Bluewater Finance Ltd.
10.250% due 02/15/2012	40,840	44,516
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)	21,000	21,032
Borden US Finance Corp.
6.430% due 07/15/2010 (a)	1,900	1,933
9.000% due 07/15/2014	4,100	4,325
Cedar Brakes II LLC
9.875% due 09/01/2013	17,754	19,707
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	8,495	9,111
Consolidated Communications Illinois/Texas Holdings, Inc.
9.750% due 04/01/2012	600	618
Credit & Repackaged Securities Ltd.
10.250% due 10/30/2006	9,250	10,243
8.900% due 04/01/2007 (l)	5,000	5,453
Eircom Funding
8.250% due 08/15/2013	3,000	3,300
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,104
Gemstone Investors Ltd.
7.710% due 10/31/2004	13,393	13,410
General Motors Acceptance Corp.
8.000% due 11/01/2031	9,225	9,575
Host Marriott LP
7.000% due 08/15/2012	9,600	10,152
Isles CBO Ltd.
1.966% due 10/27/2010 (a)	1,708	1,508
JET Equipment Trust
9.410% due 06/15/2010 (b)	1,172	779
10.000% due 06/15/2012 (b)	8,680	5,772
7.630% due 08/15/2012 (b)	3,786	2,380
JSG Funding PLC
9.625% due 10/01/2012	15,936	18,087
Kraton Polymers LLC
8.125% due 01/15/2014	10,275	10,121
La Quinta Properties, Inc.
8.875% due 03/15/2011	4,305	4,843
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (a)	17,342	19,913
9.870% due 12/31/2049	23,615	27,738
Pemex Project Funding Master Trust
7.375% due 12/15/2014	6,350	6,937
8.625% due 02/01/2022	3,304	3,765
Pride Credit Linked
8.850% due 04/02/2007 (l)	5,000	5,448
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	77,975	69,983
7.750% due 02/15/2031	5,730	4,412
Refco Finance Holdings LLC
9.000% due 08/01/2012	16,225	17,401
Riggs Capital Trust
8.625% due 12/31/2026	12,645	13,909
Riggs Capital Trust II
8.875% due 03/15/2027	15,680	17,326
Riggs National Corp.
9.650% due 06/15/2009	2,605	3,048
Rotech Healthcare, Inc.
9.500% due 04/01/2012	46,587	50,081
Salton SEA Funding
7.370% due 05/30/2005	3,348	3,474
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	7,150	7,436
Targeted Return Index Securities Trust
8.010% due 08/01/2015 (a)	66,320	71,454
UGS Corp.
10.000% due 06/01/2012	7,625	8,349
Universal City Development Partners
11.750% due 04/01/2010	21,065	24,646
Ventas Capital Corp.
8.750% due 05/01/2009	17,040	19,085

		637,104

Industrials 52.7%

Abitibi-Consolidated, Inc.
6.950% due 12/15/2006	2,290	2,376
6.950% due 04/01/2008	11,415	11,700
5.250% due 06/20/2008	7,875	7,668
8.550% due 08/01/2010	960	1,034
6.000% due 06/20/2013	30,351	28,075
8.850% due 08/01/2030	13,743	13,674
AES Ironwood LLC
8.857% due 11/30/2025	51,117	57,251
Ahold Finance USA, Inc.
8.250% due 07/15/2010	17,565	19,892
Alderwoods Group, Inc.
7.750% due 09/15/2012	7,150	7,597
Allied Waste North America, Inc.
8.875% due 04/01/2008	7,649	8,337
8.500% due 12/01/2008	8,880	9,679
6.500% due 11/15/2010	27,780	27,641
9.250% due 09/01/2012	9,565	10,689
7.875% due 04/15/2013	33,520	35,531
American Media Operations, Inc.
10.250% due 05/01/2009	37,554	39,713
American Tower Corp.
7.500% due 05/01/2012	850	871
American Tower Escrow Corp.
0.000% due 08/01/2008	30,878	23,158
American Towers, Inc.
7.250% due 12/01/2011	6,145	6,422
AmeriGas Partners LP
10.000% due 04/15/2006	200	220
8.830% due 04/19/2010	14,555	16,532
8.875% due 05/20/2011	7,965	8,821
Arco Chemical Co.
10.250% due 11/01/2010	1,877	2,083
Argo-Tech Corp.
9.250% due 06/01/2011	750	808
Armor Holdings, Inc.
8.250% due 08/15/2013	1,065	1,179
ArvinMeritor, Inc.
8.750% due 03/01/2012	26,805	29,821
Aviall, Inc.
7.625% due 07/01/2011	15,845	17,192
Boise Cascade Corp.
7.000% due 11/01/2013	2,410	2,814
7.350% due 02/01/2016	2,246	2,654
Boyd Gaming Corp.
8.750% due 04/15/2012	200	224
7.750% due 12/15/2012	17,667	19,036
Building Materials Corp. of America
7.750% due 07/15/2005	18,349	18,762
Cablevision Systems Corp.
1.500% due 04/01/2009 (a)	9,550	9,980
8.000% due 04/15/2012	12,750	13,387
Caesars Entertainment, Inc.
8.125% due 05/15/2011	2,775	3,219
Canwest Media, Inc.
10.625% due 05/15/2011	17,560	20,062
CCO Holdings LLC
8.750% due 11/15/2013	22,605	22,294
Charter Communications Holdings LLC
9.625% due 11/15/2009	18,307	14,508
8.000% due 04/30/2012	10,030	10,055
8.375% due 04/30/2014	7,110	7,101
Chesapeake Energy Corp.
8.125% due 04/01/2011	2,957	3,252
7.500% due 06/15/2014	18,570	20,381
7.000% due 08/15/2014	6,450	6,853
Colorado Interstate Gas Co.
6.850% due 06/15/2037	7,400	7,733
Commonwealth Brands, Inc.
9.750% due 04/15/2008	12,435	12,995
10.625% due 09/01/2008	14,940	15,612
Community Health Systems, Inc.
10.228% due 10/19/2006 (l)	4,000	4,432
10.000% due 03/13/2007 (l)	3,500	3,927
Continental Airlines, Inc.
7.056% due 09/15/2009	1,500	1,486
7.461% due 04/01/2015	2,919	2,707
7.373% due 12/15/2015	1,132	888
6.545% due 02/02/2019	7,163	6,917
7.566% due 03/15/2020	3,130	2,422
Crown Castle International Corp.
10.750% due 08/01/2011	19,448	21,733
Crown European Holdings S.A.
9.500% due 03/01/2011	33,550	37,576
10.875% due 03/01/2013	9,570	11,173
CSC Holdings, Inc.
7.875% due 12/15/2007	200	213
7.250% due 07/15/2008	1,550	1,620
8.125% due 07/15/2009	10,865	11,598
8.125% due 08/15/2009	11,640	12,426
7.625% due 04/01/2011	59,073	62,544
6.750% due 04/15/2012	13,400	13,500
Delhaize America, Inc.
8.125% due 04/15/2011	41,125	47,171
Delta Air Lines, Inc.
7.379% due 05/18/2010	8,177	7,559
Dex Media West LLC
8.500% due 08/15/2010	26,595	30,318
9.875% due 08/15/2013	39,024	46,048
Dimon, Inc.
9.625% due 10/15/2011	550	583
DirecTV Holdings LLC
8.375% due 03/15/2013	37,695	43,067
Dobson Communications Corp.
8.875% due 10/01/2013	11,400	7,410
Donohue Forest Products
7.625% due 05/15/2007	4,000	4,200
Dresser, Inc.
9.375% due 04/15/2011	42,940	47,449
Dura Operating Corp.
8.625% due 04/15/2012	32,170	32,009
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	33,100	33,596
7.670% due 11/08/2016	34,790	33,311
Dynegy Holdings, Inc.
8.100% due 07/15/2008 (a)	2,500	2,687
9.875% due 07/15/2010	5,300	6,015
10.125% due 07/15/2013	3,690	4,262
EchoStar DBS Corp.
10.375% due 10/01/2007	9,585	10,106
4.850% due 10/01/2008 (a)	8,450	8,809
El Paso CGP Co.
6.500% due 05/15/2006	5,250	5,368
6.500% due 06/01/2008	9,525	9,334
7.625% due 09/01/2008	13,426	13,594
6.375% due 02/01/2009	5,250	5,066
7.750% due 06/15/2010	2,040	2,050
9.625% due 05/15/2012	2,800	2,947
El Paso Corp.
6.750% due 05/15/2009	8,525	8,525
7.000% due 05/15/2011	3,500	3,395
7.875% due 06/15/2012	2,605	2,598
7.375% due 12/15/2012	21,905	21,248
7.800% due 08/01/2031	27,520	24,286
7.750% due 01/15/2032	5,375	4,717

60  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
El Paso Production Holding Co.
7.750% due 06/01/2013	$28,705	$28,920
Encore Acquisition Co.
6.250% due 04/15/2014	6,325	6,357
Equistar Chemicals LP
10.125% due 09/01/2008	13,125	14,864
8.750% due 02/15/2009	27,925	30,229
10.625% due 05/01/2011	2,975	3,406
Evergreen Resources, Inc.
5.875% due 03/15/2012	12,075	12,498
Exco Resources, Inc.
7.250% due 01/15/2011	8,480	9,031
Extendicare Health Services
9.500% due 07/01/2010	8,940	10,080
Ferrellgas Partners LP
6.990% due 08/01/2005 (j)	7,000	7,148
7.080% due 08/01/2006 (j)(l)	5,000	5,198
8.780% due 08/01/2007 (j)(l)	14,000	15,360
7.120% due 08/01/2008 (j)(l)	11,000	11,674
8.870% due 08/01/2009 (j)(l)	7,300	8,321
7.240% due 08/01/2010 (j)(l)	20,000	21,458
8.750% due 06/15/2012	2,600	2,873
Fimep S.A.
10.500% due 02/15/2013	8,785	10,322
Fisher Scientific International, Inc.
8.000% due 09/01/2013	3,050	3,431
6.750% due 08/15/2014	3,000	3,165
Foundation PA Coal Co.
7.250% due 08/01/2014	3,500	3,736
Freescale Semiconductor, Inc.
4.380% due 07/15/2009 (a)	7,515	7,740
6.875% due 07/15/2011	700	732
7.125% due 07/15/2014	4,750	4,964
Fresenius Medical Care
7.875% due 06/15/2011	35,435	39,510
Gaylord Entertainment Co.
8.000% due 11/15/2013	5,200	5,499
General Motors Corp.
7.700% due 06/15/2015	6,550	7,500
8.250% due 07/15/2023	9,735	10,265
Georgia-Pacific Corp.
9.375% due 02/01/2013	1,000	1,183
8.000% due 01/15/2014	950	1,088
8.250% due 03/01/2023	8,690	8,994
8.125% due 06/15/2023	14,425	14,894
8.000% due 01/15/2024	19,980	22,827
7.250% due 06/01/2028	5,925	6,162
8.875% due 05/15/2031	13,320	16,217
Grief Brothers Corp.
8.875% due 08/01/2012	1,925	2,156
GulfTerra Energy Partners LP
8.500% due 06/01/2010	13,804	16,133
Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,303
Hanover Equipment Trust
8.500% due 09/01/2008	51,295	55,399
HCA, Inc.
7.875% due 02/01/2011	5,313	6,016
6.250% due 02/15/2013	6,428	6,636
6.750% due 07/15/2013	54,408	57,937
7.190% due 11/15/2015	900	976
Hilton Hotels Corp.
7.625% due 12/01/2012	27,885	32,556
HMH Properties, Inc.
7.875% due 08/01/2008	4,894	5,059
Hollinger Participation Trust
12.125% due 11/15/2010 (c)	19,312	21,769
Horizon Lines LLC
9.000% due 11/01/2012	5,200	5,512
Host Marriott LP
8.375% due 02/15/2006	7,950	8,427
9.500% due 01/15/2007	17,585	19,563
9.250% due 10/01/2007	9,885	11,121
7.125% due 11/01/2013	1,015	1,071
Ingles Markets, Inc.
8.875% due 12/01/2011	6,615	7,161
Insight Midwest LP
9.750% due 10/01/2009	15,640	16,422
9.750% due 10/01/2009	15,350	16,118
10.500% due 11/01/2010	19,503	21,453
Invensys PLC
9.875% due 03/15/2011	11,550	11,897
ISP Chemco, Inc.
10.250% due 07/01/2011	39,455	44,190
ITT Corp.
7.375% due 11/15/2015	2,000	2,190
Jefferson Smurfit Corp.
8.250% due 10/01/2012	5,385	5,964
7.500% due 06/01/2013	2,300	2,438
Johnsondiversey, Inc.
9.625% due 05/15/2012	3,839	4,319
K&F Industries, Inc.
9.250% due 10/15/2007	1,000	1,024
9.625% due 12/15/2010	2,605	2,911
K2, Inc.
7.375% due 07/01/2014	1,350	1,438
Kappa Beheer BV
10.625% due 07/15/2009	2,485	2,634
La Quinta Inns
7.400% due 09/15/2005	4,050	4,197
La Quinta Properties, Inc.
7.000% due 08/15/2012	2,800	2,965
Legrand S.A.
8.500% due 02/15/2025	17,225	19,809
Lyondell Chemical, Co.
9.875% due 05/01/2007	3,510	3,725
Mail Well I Corp.
9.625% due 03/15/2012	18,250	20,166
Mandalay Resort Group
6.500% due 07/31/2009	1,725	1,798
9.375% due 02/15/2010	52,722	60,894
7.625% due 07/15/2013	12,635	13,456
MCI, Inc.
5.908% due 05/01/2007	11,699	11,626
6.688% due 05/01/2009	60,638	58,591
Mediacom Broadband LLC
11.000% due 07/15/2013	36,465	39,018
Merisant Co.
9.500% due 07/15/2013	3,480	3,323
Meritor Automotive, Inc.
6.800% due 02/15/2009	3,900	4,017
MGM Mirage, Inc.
8.500% due 09/15/2010	3,730	4,257
8.375% due 02/01/2011	42,030	46,601
Midwest Generation LLC
8.560% due 01/02/2016	95,755	102,218
Mirage Resorts, Inc.
6.750% due 08/01/2007	5,750	6,095
6.750% due 02/01/2008	4,555	4,737
Nalco Co.
7.750% due 11/15/2011	22,725	24,202
8.875% due 11/15/2013	10,550	11,394
National Nephrology Associates, Inc.
9.000% due 11/01/2011	2,000	2,323
NeighborCare, Inc.
6.875% due 11/15/2013	700	732
Newpark Resources, Inc.
8.625% due 12/15/2007	10,660	10,927
Norampac, Inc.
6.750% due 06/01/2013	9,395	9,841
North Atlantic Trading Co.
9.250% due 03/01/2012	1,250	1,206
Northwest Airlines, Inc.
6.841% due 10/01/2012	3,100	3,064
6.810% due 02/01/2020	8,649	7,666
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	12,485	13,640
8.750% due 11/15/2012	32,185	35,886
8.250% due 05/15/2013	21,160	22,641
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	11,193	12,956
PanAmSat Corp.
6.375% due 01/15/2008	1,015	1,035
Park Place Entertainment Corp.
9.375% due 02/15/2007	7,278	8,133
8.875% due 09/15/2008	5,355	6,118
7.875% due 03/15/2010	11,727	13,310
7.000% due 04/15/2013	45,588	50,945
Peabody Energy Corp.
6.875% due 03/15/2013	42,380	45,982
Plains Exploration & Production Co.
7.125% due 06/15/2014	13,225	14,250
Premcor Refining Group, Inc.
6.750% due 02/01/2011	3,340	3,574
6.750% due 05/01/2014	6,200	6,448
Primedia, Inc.
7.625% due 04/01/2008	3,501	3,475
7.086% due 05/15/2010 (a)	3,380	3,414
8.875% due 05/15/2011	6,700	6,734
8.000% due 05/15/2013	37,685	36,036
Quebecor Media, Inc.
11.125% due 07/15/2011	36,579	42,432
Qwest Communications International, Inc.
5.211% due 02/15/2009 (a)	12,000	11,490
7.250% due 02/15/2011	43,065	41,019
7.500% due 02/15/2014	16,550	15,267
Qwest Corp.
9.125% due 03/15/2012	41,780	46,167
8.875% due 06/01/2031	11,720	11,632
Raychem Corp.
8.200% due 10/15/2008	5,075	5,821
Rayovac Corp.
8.500% due 10/01/2013	7,500	8,175
Reddy Ice Group, Inc.
8.875% due 08/01/2011	6,300	6,820
Roundy’s, Inc.
8.875% due 06/15/2012	37,708	40,819
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	1,600	1,810
8.750% due 02/02/2011	5,225	6,126
6.875% due 12/01/2013	6,050	6,474
Safety-Kleen Corp.
9.250% due 06/01/2008 (b)	22,459	56
9.250% due 05/15/2009 (b)	11,042	607
Saks, Inc.
8.250% due 11/15/2008	1	1
Seneca Gaming Corp.
7.250% due 05/01/2012	900	934
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	13,175	14,361
8.000% due 03/15/2012	14,300	14,908
Six Flags, Inc.
9.500% due 02/01/2009	5,600	5,502
8.875% due 02/01/2010	1	0
9.750% due 04/15/2013	17,580	16,701
Sonat, Inc.
6.750% due 10/01/2007	4,915	4,915
7.625% due 07/15/2011	24,087	23,846
SPX Corp.
9.400% due 06/14/2005 (l)	20,000	20,363
6.250% due 06/15/2011	24,925	24,427
7.500% due 01/01/2013	11,925	12,178
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	22,700	24,573
7.875% due 05/01/2012	10,177	11,564
Station Casinos, Inc.
6.000% due 04/01/2012	18,985	19,555
6.500% due 02/01/2014	6,165	6,304

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  61

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Stone Container Corp.
9.750% due 02/01/2011	$19,444	$21,631
8.375% due 07/01/2012	13,820	15,306
Stone Container Finance
7.375% due 07/15/2014	5,775	6,078
Tenet Healthcare Corp.
6.375% due 12/01/2011	15,465	13,957
6.500% due 06/01/2012	15,725	14,153
7.375% due 02/01/2013	54,010	51,039
9.875% due 07/01/2014	14,740	15,477
Tenneco Automotive, Inc.
10.250% due 07/15/2013	31,800	36,411
Time Warner Telecom, Inc.
9.750% due 07/15/2008	22,735	22,621
10.125% due 02/01/2011	18,250	17,611
Toys “R” Us, Inc.
7.625% due 08/01/2011	17,875	17,964
7.875% due 04/15/2013	11,325	11,353
TransMontaigne, Inc.
9.125% due 06/01/2010	2,000	2,255
Triad Hospitals, Inc.
7.000% due 05/15/2012	4,850	5,093
7.000% due 11/15/2013	19,113	19,543
Trinity Industries, Inc.
6.500% due 03/15/2014	12,515	12,390
TRW Automotive, Inc.
9.375% due 02/15/2013	9,890	11,349
Tyco International Group S.A.
5.875% due 11/01/2004	1,000	1,003
United Airlines, Inc.
6.201% due 09/01/2008	2,296	1,910
7.730% due 07/01/2010 (b)	26,678	21,709
7.186% due 04/01/2011 (b)	74	62
6.602% due 09/01/2013	6,950	5,872
7.783% due 01/01/2014	212	174
2.020% due 03/02/2049 (a)(b)	4,572	3,751
US Airways Group, Inc.
9.625% due 09/01/2024 (b)	368,294	14
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,452
Vintage Petroleum, Inc.
7.875% due 05/15/2011	10,525	11,314
8.250% due 05/01/2012	23,750	26,541
VoiceStream Wireless Corp.
10.375% due 11/15/2009	1	1
Westlake Chemical Corp.
8.750% due 07/15/2011	4,250	4,792
Williams Cos., Inc.
7.375% due 11/15/2006	3,600	3,893
8.125% due 03/15/2012	920	1,065
7.625% due 07/15/2019	35,945	39,540
7.875% due 09/01/2021	55,329	61,692
7.750% due 06/15/2031	22,110	22,552
8.750% due 03/15/2032	5,050	5,669
Yell Finance BV
0.000% due 08/01/2011 (d)	4,500	4,433
Young Broadcasting, Inc.
8.500% due 12/15/2008	9,795	10,456
10.000% due 03/01/2011	25,280	26,165

		3,773,778

Utilities 13.9%

AES Corp.
10.000% due 12/12/2005	2,959	3,019
9.375% due 09/15/2010	10,000	11,313
8.875% due 02/15/2011	23,125	25,842
8.750% due 05/15/2013	71,365	80,821
8.540% due 11/30/2019	11,234	12,470
American Cellular
10.000% due 08/01/2011	38,475	31,357
AT&T Corp.
8.050% due 11/15/2011	46,645	52,417
Centerpoint Energy, Inc.
7.250% due 09/01/2010	19,325	21,378
Cincinnati Bell, Inc.
7.250% due 07/15/2013	30,420	29,431
8.375% due 01/15/2014	19,130	17,552
CMS Energy Corp.
7.625% due 11/15/2004	15,624	15,702
7.000% due 01/15/2005	40,164	40,588
9.875% due 10/15/2007	2,000	2,233
8.900% due 07/15/2008	12,660	13,863
7.500% due 01/15/2009	42,805	45,052
7.750% due 08/01/2010	11,925	12,670
8.500% due 04/15/2011	2,000	2,190
DPL, Inc.
6.875% due 09/01/2011	15,815	16,843
El Paso Energy Partners
8.500% due 06/01/2011	12,681	14,314
El Paso Natural Gas Co.
7.625% due 08/01/2010	2,420	2,602
8.625% due 01/15/2022	7,000	7,735
Gaz Capital S.A.
8.625% due 04/28/2034	2,850	3,042
Homer City Funding LLC
8.734% due 10/01/2026	9,595	10,794
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,585	4,015
8.625% due 11/14/2011	9,043	10,264
Midwest Generation LLC
8.750% due 05/01/2034	28,490	31,197
MSW Energy Holdings LLC
7.375% due 09/01/2010	9,500	10,023
8.500% due 09/01/2010	600	660
Nextel Communications, Inc.
9.375% due 11/15/2009	6,710	7,138
9.500% due 02/01/2011	2,669	3,043
6.875% due 10/31/2013	51,635	53,959
5.950% due 03/15/2014	5,925	5,836
7.375% due 08/01/2015	35,075	37,881
Northwestern Bell Telephone
6.250% due 01/01/2007	8,425	8,467
Northwestern Corp.
7.300% due 12/01/2006	8,000	8,040
NRG Energy, Inc.
8.000% due 12/15/2013	49,390	53,156
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	9,620	10,317
8.625% due 02/15/2008	7,325	8,112
10.000% due 10/01/2009	13,800	16,388
8.500% due 06/15/2011	50,610	57,316
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	6,635	6,154
Reliant Resources, Inc.
9.250% due 07/15/2010	30,485	32,886
9.500% due 07/15/2013	14,450	15,769
Rocky River Realty
8.810% due 04/14/2007 (j)(l)	1,372	1,495
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014	7,475	6,914
Rural Cellular Corp.
6.380% due 03/15/2010	3,000	3,068
8.250% due 03/15/2012	6,955	7,111
SESI LLC
8.875% due 05/15/2011	17,979	19,732
South Point Energy Center LLC
9.825% due 05/30/2019	2,700	2,081
South Point Energy Corp.
8.400% due 05/30/2012	45,888	39,693
Superior Essex Communications
9.000% due 04/15/2012	4,000	4,020
TECO Energy, Inc.
7.500% due 06/15/2010	33,700	36,565
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	1,500	1,500
Triton PCS, Inc.
8.500% due 06/01/2013	14,659	13,376
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (j)(l)	374	397
10.732% due 01/01/2013 (j)(l)	8,006	8,714

		998,515

Total Corporate Bonds & Notes (Cost $5,167,155)		5,409,397

MUNICIPAL BONDS & NOTES 0.0%

New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	2,000	1,859

Total Municipal Bonds & Notes (Cost $1,918)		1,859

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	52	53

Total U.S. Government Agencies (Cost $54)		53

U.S. TREASURY OBLIGATIONS 1.0%

U.S. Treasury Note
2.500% due 09/30/2006	70,000	69,872

Total U.S. Treasury Obligations (Cost $69,839)		69,872

MORTGAGE-BACKED SECURITIES 0.4%

Continental Airlines, Inc.
6.920% due 04/02/2013 (j)(l)	25,883	25,630
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027	4,517	2,256

Total Mortgage-Backed Securities (Cost $27,496)		27,886

ASSET-BACKED SECURITIES 3.4%

AES Corp.
5.750% due 07/29/2008 (a)	714	723
6.000% due 07/29/2008 (a)	714	723
Allegheny Energy, Inc.
5.350% due 06/08/2011 (a)	17,147	17,449
6.190% due 06/08/2011 (a)	1,948	1,983
6.220% due 06/08/2011 (a)	302	308
Centennial Communications
4.050% due 01/20/2011 (a)	73	74
4.338% due 01/20/2011 (a)	83	84
4.920% due 01/20/2011 (a)	1,833	1,850
Charter Communications Holdings LLC
4.920% due 04/26/2011 (a)	5,858	5,819
Dynegy Holdings, Inc.
5.670% due 05/10/2010	5,486	5,599
Edison Mission Energy
7.000% due 07/02/2006 (a)	3,250	3,266
7.000% due 11/19/2006 (a)	3,250	3,266
Graham Packaging
1.000% due 06/30/2005 (a)(l)	24,000	23,917
Graphic Packaging Corp.
5.000% due 08/08/2009 (a)	1,025	995
Hercules, Inc.
2.975% due 10/08/2010 (a)	1,395	1,407
Inmarsat Ventures PLC
5.328% due 10/10/2010 (a)	574	577
5.389% due 10/10/2010 (a)	6,176	6,210
5.328% due 10/10/2011 (a)	6,750	6,811
Invensys PLC
5.234% due 09/30/2009 (a)	2,284	2,308

62  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
5.477% due 09/30/2009 (a)		$188	$190
6.366% due 12/30/2009 (a)		13,000	13,439
ISP Holdings, Inc.
3.187% due 06/04/2011 (a)		1,571	1,588
3.750% due 06/04/2011 (a)		1,168	1,181
3.812% due 06/04/2011 (a)		1,168	1,181
Midwest Generation LLC
4.570% due 04/27/2011 (a)		1,250	1,270
4.730% due 04/27/2011 (a)		625	635
4.850% due 04/27/2011 (a)		619	629
Nalco Co.
4.080% due 11/01/2010 (a)		2,207	2,236
4.330% due 11/01/2010		1,702	1,724
4.430% due 11/01/2010 (a)		1,502	1,521
6.000% due 11/01/2010 (a)		75	76
Nortek
5.000% due 08/24/2011 (a)		3,500	3,526
NRG Energy, Inc.
4.000% due 12/08/2007 (a)		2,500	2,437
5.930% due 05/08/2010 (a)		8,458	8,712
1.870% due 12/23/2010 (a)(l)		4,792	4,935
PanAmSat Corp.
5.000% due 08/20/2009 (a)		4,000	3,989
Qwest Corp.
6.500% due 06/30/2007 (a)		31,200	32,357
6.950% due 06/05/2010 (a)		8,500	8,399
Reliant Resources, Inc.
5.350% due 03/15/2007 (a)		27,507	27,674
5.420% due 03/15/2007 (a)		298	295
5.630% due 03/15/2007 (a)		90	90
5.880% due 03/15/2007 (a)		5,561	5,595
7.000% due 03/15/2007 (a)		4,579	4,539
RH Donnelley Finance Corp.
5.000% due 06/30/2011 (a)		4,500	4,563
Roseburg Forest Products
3.640% due 01/26/2010 (a)		2,549	2,565
Tyco International Group S.A.
6.379% due 07/26/2006 (a)(l)		12,500	13,265
Western Wireless Corp.
4.130% due 05/30/2011 (a)		2,503	2,541
4.530% due 05/30/2011 (a)		5,005	5,081
4.630% due 05/30/2011 (a)		1,251	1,270
4.840% due 05/30/2011 (a)		908	922
4.670% due 06/30/2011 (a)		1,251	1,270
4.690% due 06/30/2011 (a)		1,251	1,270

Total Asset-Backed Securities (Cost $240,495)			244,334

SOVEREIGN ISSUES 6.6%

Republic of Brazil
2.062% due 04/15/2006 (a)		10,440	10,429
11.500% due 03/12/2008		12,500	14,469
2.125% due 04/15/2009 (a)		2,353	2,310
10.000% due 08/07/2011		7,635	8,463
11.000% due 01/11/2012		8,700	10,027
2.125% due 04/15/2012 (a)		32,141	29,978
8.000% due 04/15/2014		114,984	114,445
12.250% due 03/06/2030		20,200	25,048
8.250% due 01/20/2034		1,000	894
Republic of Guatemala
9.250% due 08/01/2013		5,680	6,401
Republic of Panama
9.625% due 02/08/2011		9,050	10,430
9.375% due 07/23/2012		6,610	7,519
10.750% due 05/15/2020		9,125	10,996
8.875% due 09/30/2027		11,425	12,053
9.375% due 04/01/2029		12,575	14,147
Republic of Peru
9.125% due 02/21/2012		46,215	51,992
9.875% due 02/06/2015		16,100	18,596
4.500% due 03/07/2017 (a)		1,200	1,075
5.000% due 03/07/2017 (a)		8,580	7,964
Republic of Ukraine
11.000% due 03/15/2007		4,223	4,619
6.875% due 03/04/2011		10,000	9,875
7.650% due 06/11/2013		7,000	7,022
Russian Federation
5.000% due 03/31/2030 (a)		92,898	89,591

Total Sovereign Issues (Cost $443,446)			468,343

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 4.2%

Aspropulsion Capital BV
9.625% due 10/01/2013	EC	3,800	5,080
BCP Caylux Holdings Luxembourg S.A.
10.375% due 06/15/2014		3,700	5,050
Cirsa Finance Luxembourg S.A.
8.000% due 05/15/2014 (a)		450	575
8.750% due 05/15/2014		5,900	7,537
Crown European Holdings S.A.
10.250% due 03/01/2011		9,000	12,843
Eircom Funding
8.250% due 08/15/2013		9,565	13,085
El Paso Corp.
5.750% due 03/14/2006		5,000	6,210
7.125% due 05/06/2009102		28,920	35,066
Fimep S.A.
11.000% due 02/15/2013		1,350	2,027
Flender Holding GmbH
11.000% due 08/01/2010		400	589
Fresenius Medical Care
7.375% due 06/15/2011		6,000	8,301
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,870	5,414
JSG Funding PLC
10.125% due 10/01/2012		22,275	31,441
Kappa Beheer BV
10.625% due 07/15/2009		1,095	1,457
Koninklijke Hoogovens NV
5.625% due 06/24/2008	DG	15,600	9,244
Kronos International, Inc.
8.875% due 06/30/2009	EC	17,615	23,878
Lighthouse International Co. S.A.
8.000% due 04/30/2014		40,525	49,452
PTC International Finance II S.A.
10.875% due 05/01/2008		5,000	6,731
11.250% due 12/01/2009		6,200	8,227
Telenet Communications NV
9.000% due 12/15/2013		14,000	18,499
TRW Automotive, Inc.
10.125% due 02/15/2013		19,430	28,162
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		18,175	24,298

Total Foreign Currency-Denominated Issues (Cost $255,180)			303,166

	Shares

COMMON STOCKS 0.0%

Communication 0.0%

Dobson Communications Corp.		1,381,277	1,837

Total Common Stocks (Cost $9,103)			1,837

CONVERTIBLE PREFERRED STOCK 0.0%

Dobson Communications Corp.
6.000% due 08/19/2016		21,975	995
PMI Group, Inc.
5.875% due 11/15/2006		20,000	522

Total Convertible Preferred Stock (Cost $4,170)			1,517

PREFERRED SECURITY 0.4%

Fresenius Medical Care
7.875% due 02/01/2008		25,808	28,260

Total Preferred Security (Cost $26,540)			28,260

	Principal Amount (000s)

CONVERTIBLE BONDS & NOTES 1.1%

Industrials 0.6%

Dimon, Inc.
6.250% due 03/31/2007		$39,277	36,746
Pride International, Inc.
3.250% due 05/01/2033		5,000	5,469
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018		1,000	911

			43,126

Utilities 0.5%

AES Corp.
4.500% due 08/15/2005		7,500	7,547
EchoStar Communications Corp.
5.750% due 05/15/2008 (a)		4,625	4,723
Nextel Communications, Inc.
5.250% due 01/15/2010		2,815	2,818
Rogers Communication, Inc.
2.000% due 11/26/2005		20,280	19,596

			34,684

Total Convertible Bonds & Notes (Cost $75,840)			77,810

SHORT-TERM INSTRUMENTS 6.7%

Commercial Paper 5.5%

Fannie Mae
1.682% due 11/08/2004		69,900	69,774
1.693% due 11/08/2004		28,400	28,348
1.594% due 12/01/2004		36,500	36,385
1.739% due 12/08/2004		68,300	68,058
Freddie Mac
1.570% due 11/15/2004		10,100	10,080
UBS Finance, Inc.
1.575% due 11/09/2004		25,400	25,357
1.675% due 11/24/2004		33,200	33,117
1.690% due 11/29/2004		77,600	77,385
1.700% due 11/30/2004		43,700	43,564

			392,068

Repurchase Agreement 0.8%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 2.000% due 01/15/2006 valued at $4,370 and Freddie Mac 2.875% due 09/15/2005 valued at $51,004. Repurchase proceeds are $54,282.)		54,280	54,280

U.S. Treasury Bills 0.4%

1.624% due 12/02/2004-12/16/2004 (e)(f)(g)		29,890	29,774

Total Short-Term Instruments (Cost $476,176)			476,122

Total Investments 99.3% (Cost $6,797,412)			$7,110,456

Written Options (i) (0.2%) (Premiums $17,141)			(10,832)

Other Assets and Liabilities (Net) 0.9%			62,930

Net Assets 100.0%			$7,162,554

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  63

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2004 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Payment in-kind bond security.
(d)	Security becomes interest bearing at a future date.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $20,681 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $8,363 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,532	$(1,204)
Eurodollar September Long Futures	09/2005	5,866	(1,895)
Euribor Purchased Put Options Strike @ 89.000	03/2005	1,915	(26)
Euro-Bobl 5-Year Note Long Futures	12/2004	998	614

			$(2,511)

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	$376,900	$3,677
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/15/2024	31,500	(109)
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024	56,650	(3,127)

						$441

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.600%	06/20/2005	$12,000	$63
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	1.450%	09/20/2005	6,000	11
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Buy	0.650%	09/20/2005	4,900	(4)
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Buy	0.650%	09/20/2005	4,900	13
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	33
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	32
Bear Stearns & Co., Inc.	TECO Energy, Inc. 7.000% due 05/15/2011	Sell	0.700%	09/20/2005	10,000	(90)
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	(18)
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	27
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	11
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	0
Bear Stearns & Co., Inc.	CenterPoint Energy Resources Corp. 7.250% due 09/01/2010	Sell	1.020%	09/20/2008	5,000	(15)
Bear Stearns & Co., Inc.	CenterPoint Energy Resources Corp. 3.750% due 05/15/2023	Sell	1.420%	09/20/2009	10,000	110
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	2
Bear Stearns & Co., Inc.	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.250%	12/20/2009	2,000	2
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,000	38
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	(13)
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	4
Credit Suisse First Boston	Nextel Communications, Inc. 7.375% due 08/01/2015	Sell	1.320%	12/20/2007	3,000	25
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/21/2004	6,000	0
Goldman Sachs & Co.	Xerox Corp. 9.750% due 01/15/2009	Sell	6.750%	12/20/2004	5,000	72
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	5,000	20
Goldman Sachs & Co.	AOL Time Warner, Inc. 6.875% due 05/01/2012	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Electronic Data Systems Corp. 7.125% due 10/15/2009	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Harrah’s Entertainment, Inc. 8.000% due 02/01/2011	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Sprint Corp. 6.875% due 11/15/2028	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	5

64  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	0.800%	09/20/2005	$10,000	$17
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	20,000	676
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(2)
Merrill Lynch & Co., Inc.	Ford Motor Co. 7.250% due 10/01/2008	Sell	1.100%	12/20/2004	10,000	13
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.040%	01/07/2005	18,500	19
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	5,000	18
Merrill Lynch & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.800%	09/20/2005	8,000	(43)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	209
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	169
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.250%due 09/01/2010	Sell	1.200%	06/20/2009	5,000	21
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.250% due 09/01/2010	Sell	1.020%	09/20/2009	5,000	(34)
Merrill Lynch & Co., Inc.	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.420%	09/20/2009	10,000	91
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	197
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.100%	06/20/2005	4,500	19
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.420%	12/20/2005	15,000	(131)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.450%	12/20/2005	6,000	(55)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	182
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	73
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	(5)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	597
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	56

						$2,445

(i)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	4.000	%**	10/07/2004	$68,300	$1,052	$0
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	6.500	%*	10/07/2004	68,300	2,015	0
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/07/2004	92,500	1,512	0
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.500	%*	10/07/2004	92,500	2,643	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	117,800	2,780	5,261
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	206,100	3,566	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%**	01/07/2005	4,400	91	321
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	5.500	%**	01/07/2005	72,100	3,482	5,250

						$17,141	$10,832

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	08/11/2003	$21,151	$21,032	0.29%
Continental Airlines, Inc.	07/1/2003	23,233	25,630	0.36
Ferrellgas Partners LP	04/30/2002	6,944	7,148	0.10
Ferrellgas Partners LP	04/30/2002 and 01/15/2004	11,125	11,674	0.16
Ferrellgas Partners LP	10/17/2001 - 01/22/2004	20,016	21,458	0.30
Ferrellgas Partners LP	01/28/2003	4,951	5,198	0.07
Ferrellgas Partners LP	06/30/2003	23,167	23,681	0.33
RockyRiver Realty	11/22/2000	1,361	1,495	0.02
Wilmington Trust Co.-Tucson Electric	01/07/1993 - 05/16/2003	4,831	5,399	0.08
Wilmington Trust Co.-Tucson Electric	06/29/1993	368	397	0.01
Wilmington Trust Co.-Tucson Electric	07/28/1995 - 05/16/2003	2,625	2,878	0.04
Wilmington Trust Co.-Tucson Electric	05/16/2003	154	168	0.00

		$119,926	$126,158	1.76%

(k)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	10,649	10/2004	$170	$0	$170
Sell		249,518	10/2004	0	(7,239)	(7,239)
Buy	JY	6,777,400	10/2004	291	0	291

				$461	$(7,239)	$(6,778)

(l)	The aggregate value of fair valued securities is $179,987, which is 2.51% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  65

Schedule of Investments

International StockPLUS TR Stategy Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.2%

Banking & Finance 0.5%

Banque Centrale De Tunisie
7.375% due 04/25/2012		$39	$45
Goldman Sachs Group, Inc.
1.962% due 07/23/2009 (a)		900	903

			948

Industrials 0.9%

DaimlerChrysler North America Holding Corp.
2.340% due 09/10/2007 (a)		900	902
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		400	423
Smurfit Capital Funding PLC
6.750% due 11/20/2005		400	414

			1,739

Utilities 0.8%

Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)		100	100
SBC Communications, Inc.
4.250% due 06/05/2021		1,000	1,012
TXU Energy Co. LLC
2.370% due 01/17/2006 (a)		450	451

			1,563

Total Corporate Bonds & Notes (Cost $4,241)			4,250

MUNICIPAL BONDS & NOTES 0.3%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033		70	71
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		300	335
Dallas, Texas Independant School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2026		100	102

Total Municipal Bonds & Notes (Cost $497)			508

U.S. GOVERNMENT AGENCIES 31.0%

Fannie Mae
1.900% due 05/25/2034		765	765
1.960% due 03/25/2034 (a)		187	186
2.090% due 08/25/2030 (a)		626	625
2.875% due 11/25/2023 (a)		350	362
3.343% due 04/25/2024 (a)		494	511
3.500% due 05/25/2009-04/25/2017 (c)		1,246	1,252
4.637% due 09/01/2031 (a)		9	10
5.000% due 10/19/2019		21,500	21,843
5.500% due 11/25/2013-11/15/2034 (c)		33,030	33,465
5.591% due 07/01/2032 (a)		328	335
Freddie Mac
2.108% due 05/15/2029 (a)		203	203
5.000% due 10/14/2034		500	495
5.500% due 08/15/2030		464	467
7.500% due 10/25/2043		84	92
Government National Mortgage Association
2.178% due 03/16/2032		110	111
4.625% due 11/20/2024 (a)		266	271

Total U.S. Government Agencies (Cost $61,021)			60,993

U.S. TREASURY OBLIGATIONS 10.0%

Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008		10,376	11,382
3.875% due 01/15/2009		3,927	4,422
4.250% due 01/15/2010		1,126	1,307
U.S. Treasury Bond
8.125% due 08/15/2019		300	411
U.S. Treasury Notes
1.250% due 05/31/2005		400	398
1.625% due 04/30/2005		600	599
5.000% due 08/15/2011		1,000	1,075

Total U.S. Treasury Obligations (Cost $19,554)			19,594

MORTGAGE-BACKED SECURITIES 2.1%

Bank of America Mortgage Securities
2.290% due 01/25/2034 (a)		509	509
Bear Stearns Commercial Mortgage Securities, Inc.
1.820% due 05/14/2016 (a)		700	700
Countrywide Home Loans, Inc.
2.110% due 04/25/2034 (a)		78	77
2.120% due 08/25/2034 (a)		585	584
First Republic Mortgage Loan Trust
2.110% due 11/15/2031 (a)		433	432
GSR Mortgage Loan Trust
2.540% due 01/25/2032 (a)		96	97
Residential Accredit Loans, Inc.
2.240% due 03/25/2033 (a)		467	467
Residential Asset Securitization Trust
2.015% due 05/25/2033 (a)		782	784
Structured Asset Securities Corp.
1.775% due 08/25/2033 (a)		10	10
2.340% due 05/25/2032 (a)		201	202
Wells Fargo Mortgage-Backed Securities Trust
3.542% due 09/25/2034 (a)		291	292

Total Mortgage-Backed Securities (Cost $4,156)			4,154

ASSET-BACKED SECURITIES 11.8%

ACE Securities Corp.
1.960% due 02/25/2034 (a)		55	55
Ameriquest Mortgage Securities, Inc.
1.920% due 05/25/2034 (a)		73	73
1.970% due 08/25/2034 (a)		630	630
2.000% due 06/25/2005 (a)		117	118
2.130% due 06/25/2031 (a)		94	95
2.250% due 02/25/2033 (a)		150	151
Amortizing Residential Collateral Trust
2.130% due 07/25/2032 (a)		17	17
Argent Securities, Inc.
2.000% due 10/25/2020 (a)		125	125
Asset-Backed Funding Certificates
1.970% due 07/25/2034 (a)		865	864
Bank One Issuance Trust
1.810% due 10/15/2008 (a)		1,000	1,001
Carrington Mortgage Loan Trust
1.887% due 08/25/2034 (a)		900	900
Chase Credit Card Master Trust
1.810% due 07/16/2007 (a)		1,000	1,001
Countrywide Asset-Backed Certificates
1.010% due 01/25/2035 (a)		1,000	1,000
1.725% due 08/25/2023 (a)		512	512
1.755% due 11/25/2020 (a)		1	1
Finance America Mortgage Loan Trust
1.970% due 08/25/2034 (a)		796	796
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.730% due 10/25/2034 (a)		800	799
1.735% due 07/25/2033 (a)		242	243
Fremont Home Loan Trust
1.940% due 05/24/2034 (a)		428	428
GSAMP Trust
2.020% due 10/01/2034 (a)(i)		1,000	1,000
2.130% due 03/25/2034 (a)		616	616
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)		289	290
Home Equity Asset Trust
1.780% due 12/25/2034 (a)		882	882
Long Beach Mortgage Loan Trust
2.160% due 06/25/2033 (a)		577	578
Merrill Lynch Mortgage Investors, Inc.
2.180% due 02/25/2034 (a)		346	347
Nelnet Student Loan Trust
1.920% due 04/25/2011 (a)		1,000	1,000
Nissan Auto Lease Trust
1.690% due 12/15/2005 (a)		451	451
Option One Mortgage Loan Trust
1.950% due 05/25/2034 (a)		692	693
Quest Trust
2.400% due 06/25/2034 (a)		599	600
Renaissance Home Equity Loan Trust
2.040% due 07/25/2034 (a)		665	666
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)		788	789
Residential Asset Securities Corp.
1.845% due 09/25/2031 (a)		30	30
1.970% due 04/25/2013 (a)		654	654
Saxon Asset Securities Trust
2.240% due 12/25/2032 (a)		245	245
Sears Credit Account Master Trust
1.890% due 08/18/2009 (a)		1,000	1,002
2.140% due 11/17/2009 (a)		1,000	1,001
SLM Student Loan Trust
1.540% due 03/15/2011 (a)		185	186
Soundview Home Equity Loan Trust
2.000% due 07/25/2034 (a)		568	568
Terwin Mortgage Trust
1.770% due 09/25/2034 (a)(i)		845	843
Truman Capital Mortgage Loan Trust
2.180% due 01/25/2034 (a)		77	77
Wells Fargo Home Equity Trust
1.866% due 09/25/2034 (a)		900	899
2.000% due 09/25/2034 (a)		1,000	1,000

Total Asset-Backed Securities (Cost $23,223)			23,226

SOVEREIGN ISSUES 1.2%

Hong Kong Government International Bond
5.125% due 08/01/2014		500	516
Republic of Brazil
2.125% due 04/15/2009 (a)		235	231
14.500% due 10/15/2009		80	103
Republic of Panama
9.625% due 02/08/2011		39	45
Republic of Peru
9.125% due 02/21/2012		37	42
Russian Federation
8.750% due 07/24/2005		1,300	1,357
United Mexican States
10.375% due 02/17/2009		122	150

Total Sovereign Issues (Cost $2,407)			2,444

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 0.2%

United Kingdom Gilt
4.000% due 03/07/2009	BP	200	352

Total Foreign Currency-Denominated Issues (Cost $351)			352

66  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	# of Contracts	Value (000s)
PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 92.500 Exp. 06/13/2005	44	$0
Eurodollar March Futures (CME)
Strike @ 93.250 Exp. 03/14/2005	26	0

Total Purchased Put Options (Cost $1)		0

	Shares

EXCHANGE-TRADED FUNDS 4.7%

iShares MSCI EAFE Trust	65,800	9,304

Total Exchange-Traded Funds (Cost $9,116)		9,304

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 66.3%

Certificates of Deposit 1.8%

Citibank New York N.A.
1.650% due 11/23/2004	$3,400	3,400
1.750% due 12/07/2004	200	200

		3,600

Commercial Paper 62.8%

ABN AMRO North America
1.925% due 01/24/2005	1,400	1,391
1.945% due 01/31/2005	4,200	4,172
Anz (Delaware), Inc.
1.570% due 10/26/2004	400	400
Bank of Ireland
1.750% due 12/06/2004	4,800	4,783
1.785% due 12/08/2004	800	797
Barclays U.S. Funding Corp.
1.610% due 11/03/2004	1,700	1,697
1.800% due 12/08/2004	3,700	3,687
CBA (de) Finance
1.485% due 10/08/2004	1,400	1,400
1.505% due 10/12/2004	800	800
1.565% due 10/25/2004	500	499
CDC Commercial Corp.
1.670% due 11/23/2004	2,800	2,793
Danske Corp.
1.480% due 10/06/2004	1,600	1,600
1.520% due 10/18/2004	100	100
1.570% due 10/25/2004	1,400	1,398
1.645% due 11/19/2004	1,100	1,098
1.645% due 11/22/2004	100	100
1.725% due 12/03/2004	200	199
1.765% due 12/09/2004	100	100
1.785% due 12/16/2004	400	398
Den Norske Bank ASA
1.500% due 10/06/2004	4,600	4,599
1.830% due 12/15/2004	1,200	1,195
1.840% due 12/23/2004	100	100
Dexia Delaware LLC
1.540% due 10/04/2004	800	800
1.560% due 10/25/2004	2,600	2,597
1.830% due 12/20/2004	2,500	2,489
Fannie Mae
1.488% due 10/20/2004	700	699
1.530% due 10/18/2004	1,300	1,299
1.596% due 11/03/2004	3,600	3,595
1.605% due 11/10/2004	1,100	1,098
1.660% due 11/24/2004	200	199
1.693% due 11/08/2004	2,500	2,495
1.760% due 12/08/2004	1,800	1,794
Federal Home Loan Bank
1.475% due 10/15/2004	1,000	999
1.650% due 12/08/2004	1,800	1,794
1.749% due 12/10/2004	4,100	4,085
Ford Motor Credit Co.
2.470% due 04/04/2005	500	495
ForeningsSparbanken AB
1.785% due 12/07/2004	2,100	2,093
Freddie Mac
1.500% due 10/19/2004	2,100	2,098
1.550% due 10/26/2004	1,600	1,598
1.560% due 10/20/2004	1,500	1,499
1.570% due 11/15/2004	700	699
1.571% due 11/22/2004	1,800	1,796
General Electric Capital Corp.
1.580% due 11/01/2004	800	799
1.590% due 11/05/2004	700	699
1.800% due 12/16/2004	2,800	2,789
General Motors Acceptance Corp.
2.495% due 04/05/2005	900	890
HBOS Treasury Services PLC
1.495% due 10/05/2004	700	700
1.535% due 10/15/2004	200	200
1.580% due 10/21/2004	400	400
1.585% due 10/26/2004	400	400
1.625% due 11/02/2004	3,200	3,195
1.640% due 10/26/2004	100	100
1.780% due 12/07/2004	300	299
1.780% due 12/08/2004	300	299
1.820% due 12/14/2004	100	100
ING U.S. Funding LLC
1.470% due 10/04/2004	1,800	1,800
1.505% due 10/01/2004	2,500	2,500
1.790% due 12/08/2004	300	299
1.790% due 12/10/2004	1,200	1,196
1.840% due 12/21/2004	100	100
National Australia Funding, Inc.
1.590% due 10/19/2004	4,600	4,596
1.620% due 10/01/2004	1,100	1,100
Nordea North America, Inc.
1.730% due 11/29/2004	4,000	3,989
1.790% due 12/08/2004	800	797
Rabobank USA Financial Corp.
1.860% due 10/01/2004	400	400
Royal Bank of Scotland PLC
1.540% due 10/19/2004	3,200	3,197
1.595% due 10/18/2004	100	100
1.630% due 10/25/2004	1,700	1,698
1.835% due 12/20/2004	900	896
Shell Finance (UK) PLC
1.685% due 11/24/2004	1,400	1,396
Spintab AB
1.615% due 11/01/2004	900	899
Stadshypoket Delaware, Inc.
1.610% due 11/09/2004	1,500	1,497
1.820% due 12/14/2004	2,600	2,590
Statens Bostadsfin Bank
1.530% due 10/20/2004	300	300
Svenska Handelsbanken, Inc.
1.615% due 10/29/2004	1,300	1,298
1.625% due 11/04/2004	900	899
1.650% due 11/22/2004	1,400	1,397
1.740% due 12/03/2004	200	199
1.790% due 12/08/2004	1,800	1,794
Toyota Motor Credit Corp.
1.630% due 11/03/2004	1,000	998
UBS Finance, Inc.
1.630% due 11/16/2004	1,700	1,696
1.665% due 11/23/2004	100	100
1.735% due 12/03/2004	600	598
1.765% due 12/07/2004	1,400	1,395
1.835% due 12/22/2004	700	697
Westpac Capital Corp.
1.520% due 10/15/2004	600	600
1.665% due 11/23/2004	400	399
1.680% due 11/26/2004	600	598
Westpac Trust Securities NZ Ltd.
1.460% due 10/04/2004	1,300	1,300
1.650% due 11/19/2004	1,900	1,896

		123,611

Repurchase Agreement 0.5%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $1,030. Repurchase proceeds are $1,009.)	1,009	1,009

U.S. Treasury Bills 1.2%

1.629% due 12/02/2004-12/16/2004 (c)(d)(e)	2,270	2,261

Total Short-Term Instruments (Cost $130,487)		130,481

Total Investments 129.8% (Cost $255,054)		$255,306

Other Assets and Liabilities (Net) (29.8%)		(58,572)

Net Assets 100.0%		$196,734

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $1,763 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	80	$(2)
Eurodollar June Long Futures	06/2005	76	69
Eurodollar December Long Futures	12/2006	11	30
Euro-Bobl 5-Year Note Long Futures	12/2004	81	31
Euro-Bund 10-Year Note Long Futures	12/2004	38	(8)
Euroswissfranc December Long Futures	12/2013	2	0
Government of Japan 10-Year Note Long Futures	12/2004	2	24
U.S. Treasury 10-Year Note Long Futures	12/2004	553	638
U.S. Treasury 30-Year Bond Long Futures	12/2004	100	(100)
United Kingdom 90-Day LIBOR Long Futures	12/2004	11	(6)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	12/2005	27	14

			$690

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  67

Schedule of Investments (Cont.)

International StockPLUS TR Stategy Fund

September 30, 2004 (Unaudited)

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	$(31)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(41)
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	1,600	4
Morgan Stanley Dean Witter & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		55,000	131
Barclays Bank PLC	3-month LIBOR	Receive	5.000%	12/15/2014		$9,600	76
Goldman Sachs & Co.	3-month LIBOR	Pay	4.000%	12/15/2006		2,200	1
Goldman Sachs & Co.	3-month LIBOR	Pay	4.000%	12/15/2007		1,100	12
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		1,200	11
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024		5,300	(278)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		1,700	40

							$(75)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$300	$1
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	400	0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	400	1

						$2

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	04/15/2005	1,177,100	$0
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	09/15/2005	146,069	0

					$0

(g)	Short sales open at September 30, 2004 were as follows:

Type Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note 4.000	11/15/2012	$400	$402	$401
U.S. Treasury Note 3.875	02/15/2013	600	596	595
U.S. Treasury Note 4.250	11/15/2013	5,800	5,877	5,872

			$6,875	$6,868

(h)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	14,129	10/2004	$0	$(282)	$(282)
Sell	BP	27,091	10/2004	0	(856)	(856)
Sell		2,184	12/2004	0	(90)	(90)
Sell	DK	7,092	12/2004	0	(33)	(33)
Buy	EC	453	10/2004	8	0	8
Sell		54,921	10/2004	0	(1,475)	(1,475)
Sell	H$	14,061	10/2004	0	0	0
Sell	JY	4,755,575	10/2004	0	(201)	(201)
Sell	N$	203	10/2004	0	(4)	(4)
Sell	NK	5,759	12/2004	0	(24)	(24)
Sell	S$	718	10/2004	0	(8)	(8)
Sell	SF	17,257	12/2004	0	(232)	(232)
Sell	SK	35,957	12/2004	0	(131)	(131)

				$8	$(3,336)	$(3,328)

(i)	The aggregate value of fair valued securities is $1,843, which is 0.94% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

68  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 84.8%

Banking & Finance 42.5%

American International Group, Inc.
2.875% due 05/15/2008	$300	$293
Archstone-Smith Trust
7.900% due 02/15/2016	25	30
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	54
Bank of America Corp.
3.875% due 01/15/2008	50	51
4.875% due 01/15/2013	200	203
5.375% due 06/15/2014	160	166
Bank One Corp.
9.875% due 03/01/2009	50	62
5.250% due 01/30/2013	100	103
BB&T Corp.
6.500% due 08/01/2011	30	34
Bear Stearns Cos., Inc.
7.625% due 12/07/2009	70	81
5.700% due 11/15/2014	100	105
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	200	203
CIT Group, Inc.
7.750% due 04/02/2012	240	284
Citigroup, Inc.
6.000% due 02/21/2012	190	209
5.625% due 08/27/2012	300	321
7.750% due 12/01/2036	500	553
Conoco Funding Co.
6.350% due 10/15/2011	100	112
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	30	36
8.125% due 05/29/2012	100	155
Fleet National Bank
5.750% due 01/15/2009	175	188
Ford Motor Credit Co.
7.500% due 03/15/2005	100	102
2.060% due 07/18/2005 (a)	400	400
6.500% due 01/25/2007	270	286
7.250% due 10/25/2011	100	108
General Electric Capital Corp.
6.125% due 02/22/2011	300	331
5.450% due 01/15/2013	350	371
6.750% due 03/15/2032	200	231
General Motors Acceptance Corp.
2.880% due 10/20/2005 (a)	100	101
7.750% due 01/19/2010	50	55
7.250% due 03/02/2011	30	32
6.875% due 09/15/2011	50	53
7.000% due 02/01/2012	150	157
6.875% due 08/28/2012	190	198
Goldman Sachs Group, Inc.
6.600% due 01/15/2012	100	112
5.700% due 09/01/2012	275	291
5.250% due 10/15/2013	100	101
Household Finance Corp.
4.125% due 12/15/2008	100	101
8.000% due 07/15/2010	25	30
7.000% due 05/15/2012	90	103
6.375% due 11/27/2012	35	39
HSBC Capital Funding LP
4.610% due 06/27/2049 (a)	200	193
J.P. Morgan Chase & Co., Inc.
6.625% due 03/15/2012	350	393
5.750% due 01/02/2013	90	96
KFW International Finance, Inc.
5.750% due 01/15/2008	30	32
Korea Development Bank
4.750% due 07/20/2009	300	307
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012	30	34
MBNA America Bank
7.125% due 11/15/2012	145	164
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	155
Morgan Stanley Dean Witter & Co.
6.600% due 04/01/2012	100	112
5.300% due 03/01/2013	400	411
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	300	348
Pemex Project Funding Master Trust
8.000% due 11/15/2011	260	295
Preferred Term Securities XII
2.438% due 03/24/2034 (a)	100	99
Principal Life Global Funding
5.250% due 01/15/2013	50	51
Prudential Financial, Inc.
4.104% due 11/15/2006	30	31
Pulte Homes, Inc.
7.875% due 08/01/2011	100	117
Royal Bank of Scotland PLC
9.118% due 03/31/2049	180	222
UFJ Finance Aruba AEC
6.750% due 07/15/2013	100	111
United Overseas Bank Ltd.
5.375% due 09/03/2019	100	101
Verizon Global Funding Corp.
4.375% due 06/01/2013	100	96
Wachovia Bank N.A.
7.800% due 08/18/2010	30	35
Washington Mutual, Inc.
4.000% due 01/15/2009	200	200
Wells Fargo & Co.
6.450% due 02/01/2011	30	34

		10,082

Industrials 28.7%

Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	50	52
Altria Group, Inc.
7.000% due 07/15/2005	200	205
Amerada Hess Corp.
6.650% due 08/15/2011	100	111
American Airlines, Inc.
6.978% due 04/01/2011	144	143
AOL Time Warner, Inc.
6.750% due 04/15/2011	25	28
6.875% due 05/01/2012	300	335
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	34
Boise Cascade Corp.
7.500% due 02/01/2008	10	11
British Sky Broadcasting Group PLC
8.200% due 07/15/2009	100	117
Canadian National Railway Co.
4.400% due 03/15/2013	80	78
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	105
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	177
Centex Corp.
7.500% due 01/15/2012	30	35
Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	103
5.750% due 01/15/2013	100	103
Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	333
8.875% due 05/01/2017	35	45
ConocoPhillips
8.750% due 05/25/2010	100	123
4.750% due 10/15/2012	30	30
Continental Airlines, Inc.
6.320% due 11/01/2008	50	49
Cox Communications, Inc.
7.750% due 11/01/2010	30	33
6.750% due 03/15/2011	100	107
4.625% due 06/01/2013	60	55
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	33
DaimlerChrysler North America Holding Corp.
2.342% due 09/10/2007 (a)	200	200
7.300% due 01/15/2012	100	114
Devon Financing Corp. ULC
6.875% due 09/30/2011	100	113
Domtar Inc.
7.875% due 10/15/2011	30	35
Enterprise Products Operating LP
5.600% due 10/15/2014	300	303
Fisher Scientific International, Inc.
6.750% due 08/15/2014	200	211
Gazprom International S.A.
7.201% due 02/01/2020	100	102
Halliburton Co.
3.120% due 10/17/2005 (a)	200	202
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	100	106
Hilton Hotel Corp.
7.625% due 05/15/2008	80	90
8.250% due 02/15/2011	30	36
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	40	42
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	103
International Business Machines Corp.
8.375% due 11/01/2019	30	40
International Paper Co.
6.750% due 09/01/2011	100	112
ITT Corp.
6.750% due 11/15/2005	30	31
JetBlue Airways Corp.
6.130% due 03/15/2008	100	102
Kern River Funding Corp.
4.893% due 04/30/2018	75	76
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	100	114
Kinder Morgan, Inc.
6.650% due 03/01/2005	50	51
6.500% due 09/01/2012	40	44
Kraft Foods, Inc.
6.250% due 06/01/2012	150	164
MeadWestvaco Corp.
6.850% due 04/01/2012	110	123
MGM Mirage, Inc.
6.000% due 10/01/2009	200	204
Northwest Airlines Corp.
7.575% due 03/01/2019	90	89
Occidental Petroleum Corp.
6.750% due 01/15/2012	100	114
Packaging Corp. of America
5.750% due 08/01/2013	100	103
Peabody Energy Corp.
6.875% due 03/15/2013	100	109
Pioneer Natural Resources Co.
6.500% due 01/15/2008	100	108
Systems 2001 Asset Trust
6.664% due 09/15/2013	70	78
Telus Corp.
8.000% due 06/01/2011	30	35
Time Warner, Inc.
8.110% due 08/15/2006	100	109
Transcontinental Gas Pipeline Corp.
8.875% due 07/15/2012	30	37
Triad Hospitals, Inc.
7.000% due 05/15/2012	100	105

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  69

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Tyco International Group S.A.
6.375% due 10/15/2011	$120	$133
United Airlines, Inc.
7.186% due 04/01/2011 (b)	74	62
10.125% due 03/22/2015 (b)	100	49
USX Corp.
6.850% due 03/01/2008	30	33
Viacom, Inc.
5.625% due 08/15/2012	100	105
Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	34
Walt Disney Co.
6.375% due 03/01/2012	100	110
Waste Management, Inc.
7.650% due 03/15/2011	50	58
7.100% due 08/01/2026	10	11
Weyerhaeuser Co.
6.750% due 03/15/2012	150	168

		6,813

Utilities 13.6%

AT&T Corp.
8.050% due 11/15/2011	100	112
British Telecom PLC
7.875% due 12/15/2005	30	32
Calenergy, Inc.
7.630% due 10/15/2007	200	222
Cingular Wireless, Inc.
6.500% due 12/15/2011	50	56
Citizens Communications Co.
9.250% due 05/15/2011	130	144
Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	113
Consumers Energy Co.
5.375% due 04/15/2013	100	103
DPL, Inc.
6.875% due 09/01/2011	50	53
Duke Energy Corp.
6.250% due 01/15/2012	130	142
Entergy Gulf States, Inc.
3.600% due 06/01/2008	50	49
France Telecom S.A.
7.500% due 03/14/2008	90	125
8.500% due 03/01/2011	30	36
GTE South, Inc.
6.125% due 06/15/2007	30	32
Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	160
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	50	52
7.750% due 05/15/2006	30	32
7.750% due 10/01/2008	30	34
Ohio Edison Co.
5.450% due 05/01/2015	100	101
Oncor Electric Delivery Co.
6.375% due 05/01/2012	80	89
PNPP II Funding Corp.
8.510% due 11/30/2006	80	83
PPL Capital Funding Trust I
4.330% due 03/01/2009	200	198
Progress Energy, Inc.
6.850% due 04/15/2012	200	224
PSEG Power LLC
3.750% due 04/01/2009	100	98
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009	69	68
SBC Communications, Inc.
4.250% due 06/05/2021	100	101
Sprint Capital Corp.
6.000% due 01/15/2007	40	42
8.375% due 03/15/2012	200	243
Tampa Electric Co.
6.875% due 06/15/2012	100	112
Verizon New England, Inc.
6.500% due 09/15/2011	200	221
Virginia Electric & Power Co.
5.375% due 02/01/2007	80	84
Vodafone Group PLC
3.950% due 01/30/2008	30	30
7.750% due 02/15/2010	30	35

		3,226

Total Corporate Bonds & Notes (Cost $19,799)		20,121

U.S. TREASURY OBLIGATIONS 1.4%

Treasury Inflation Protected Securities
3.375% due 01/15/2007 (c)	299	319

Total U.S. Treasury Obligations (Cost $319)		319

SOVEREIGN ISSUES 4.4%

Republic of Brazil
2.125% due 04/15/2009 (a)	59	58
8.000% due 04/15/2014 (a)	147	146
8.250% due 01/20/2034	100	89
Republic of Croatia
2.812% due 07/31/2010 (a)	41	41
Republic of Panama
9.625% due 02/08/2011	100	115
Republic of South Africa
9.125% due 05/19/2009	30	36
Russian Federation
10.000% due 06/26/2007	83	94
5.000% due 03/31/2030 (a)	150	145
United Mexican States
8.375% due 01/14/2011	200	235
8.300% due 08/15/2031	80	91

Total Sovereign Issues (Cost $992)		1,050

	Shares

COMMON STOCKS 0.3%

Financial & Business Services 0.3%

HSBC Holdings PLC	60,000	81

Total Common Stocks (Cost $77)		81

CONVERTIBLE PREFERRED STOCK 1.0%

General Motors Corp.
6.250% due 07/15/2033	8,000	225

Total Convertible Preferred Stock (Cost $201)		225

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 12.2%

Commercial Paper 8.8%

ABN AMRO North America
1.925% due 01/24/2005	$700	696
1.945% due 01/31/2005	100	99
Altria Group, Inc.
1.800% due 10/29/2004	200	200
CBA (de) Finance
1.890% due 12/29/2004	600	597
UBS Finance, Inc.
1.930% due 01/24/2005	200	199
1.940% due 01/25/2005	300	298

		2,089

Repurchase Agreement 2.6%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $637. Repurchase proceeds are $623.)	623	623

U.S. Treasury Bills 0.8%

1.630% due 12/16/2004 (d)	190	189

Total Short-Term Instruments (Cost $2,901)		2,901

Total Investments 104.1% (Cost $24,289)		$24,697

Written Options (f) (0.0%) (Premiums $17)		(9)

Other Assets and Liabilities (Net) (4.1%)		(960)

Net Assets 100.0%		$23,728

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $189 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	20	$(2)
Euro-Bobl 5-Year Note Long Futures	12/2004	15	4
Euro-Bund 10-Year Note Long Futures	12/2004	2	3
U.S. Treasury 10-Year Note Short Futures	12/2004	4	0
U.S. Treasury 30-Year Bond Long Futures	12/2004	6	(6)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	7	2
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	12/2005	8	4

			$5

70  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(e)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$1
Citibank N.A.	Dow Jones CDX IG3 Index	Sell	0.500%	03/20/2010	300	0
Lehman Brothers, Inc.	Dow Jones CDX EM2 Index	Buy	0.250%	03/20/2007	300	0

						$1

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	200	$(5)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	(21)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		200	5

							$(21)

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	9	$6	$2
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	4	2	2
Call - CBOT U.S. Treasury Note December Futures	116.000	11/26/2004	5	1	1
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	9	6	3
Put - CBOT U.S. Treasury Note December Futures	109.000	11/26/2004	4	2	1

				$17	$9

(g)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	30	10/2004	$1	$0	$1
Buy		21	11/2004	0	0	0
Buy		30	12/2004	1	0	1
Buy	CP	7,337	11/2004	1	0	1
Buy		6,060	12/2004	0	0	0
Buy	EC	700	10/2004	13	0	13
Sell		1,067	10/2004	0	(31)	(31)
Buy	H$	78	10/2004	0	0	0
Buy		54	11/2004	0	0	0
Buy		78	12/2004	0	0	0
Buy	KW	11,610	10/2004	0	0	0
Buy		8,152	11/2004	0	0	0
Buy		11,800	12/2004	0	0	0
Buy	MP	111	11/2004	0	0	0
Buy		336	12/2004	0	0	0
Buy	PN	35	11/2004	0	0	0
Buy		35	12/2004	0	0	0
Buy	PZ	32	11/2004	0	0	0
Buy		32	12/2004	0	0	0
Buy	RP	904	12/2004	0	0	0
Buy	RR	285	10/2004	0	0	0
Buy		200	11/2004	0	0	0
Buy		305	12/2004	0	0	0
Buy	S$	17	10/2004	0	0	0
Buy		12	11/2004	0	0	0
Buy		17	12/2004	0	0	0
Buy	SV	1,161	11/2004	1	0	1
Buy		334	12/2004	0	0	0
Buy	T$	232	11/2004	0	0	0
Buy		332	12/2004	0	0	0

				$17	$(31)	$(14)

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  71

Schedule of Investments

Low Duration Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.4%

Banking & Finance 2.8%

Caterpillar Financial Services Corp.
2.625% due 01/30/2007	$150	$148
CIT Group, Inc.
7.125% due 10/15/2004	2,800	2,804
3.180% due 01/31/2005 (a)	48,850	49,072
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,457
7.100% due 03/15/2007	6,700	7,276
Ford Motor Credit Co.
7.500% due 03/15/2005	13,200	13,493
2.060% due 07/18/2005 (a)	2,700	2,703
7.600% due 08/01/2005	500	519
Gemstone Investors Ltd.
7.710% due 10/31/2004	36,300	36,345
General Electric Capital Corp.
2.750% due 09/25/2006	200	199
General Motors Acceptance Corp.
3.630% due 05/19/2005 (a)	8,700	8,777
2.880% due 10/20/2005 (a)	46,390	46,769
2.595% due 05/18/2006 (a)	12,500	12,534
6.125% due 09/15/2006	18,975	19,846
6.125% due 08/28/2007	1,500	1,581
6.125% due 01/22/2008	750	790
7.430% due 12/01/2021	243	246
General Motors Nova Scotia Finance
6.850% due 10/15/2008	23,500	24,940
Golden West Financial Corp.
5.500% due 08/08/2006	700	734
Goldman Sachs Group, Inc.
7.625% due 08/17/2005	1,250	1,306
Morgan Stanley Dean Witter Capital I, Inc.
7.750% due 06/15/2005	1,250	1,297
Pemex Project Funding Master Trust
3.077% due 01/07/2005 (a)	54,400	54,426
Phoenix Quake Wind Ltd.
4.050% due 07/03/2008 (a)	12,900	13,375
5.100% due 07/03/2008 (a)	3,000	3,081
Premium Asset Trust
1.900% due 10/06/2005 (a)	800	801
Prudential Financial, Inc.
4.104% due 11/15/2006	21,500	21,869
State Street Capital Trust II
2.211% due 02/15/2008 (a)	12,000	12,069
Toyota Motor Credit Corp.
4.050% due 11/30/2004	935	938
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	60,200	60,181
Vita Capital Ltd.
2.950% due 01/01/2007 (a)	3,800	3,824

		409,400

Industrials 0.8%

Altria Group, Inc.
7.650% due 07/01/2008	7,500	8,165
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	5,000	5,180
El Paso CGP Co.
6.500% due 05/15/2006	6,350	6,493
7.625% due 09/01/2008	1,075	1,088
Enron Corp.
8.000% due 08/15/2005 (b)	8,300	3,569
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	8,723
HCA, Inc.
6.910% due 06/15/2005	2,125	2,174
8.850% due 01/01/2007	1,200	1,317
ITT Corp.
6.750% due 11/15/2005	2,000	2,080
Petroleos Mexicanos
9.375% due 12/02/2008	8,900	10,391
Pfizer, Inc.
3.625% due 11/01/2004	1,135	1,136
Philip Morris Cos., Inc.
6.950% due 06/01/2006	25,000	26,240
Qwest Corp.
6.125% due 11/15/2005	2,330	2,391
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,815
SR Wind Ltd.
6.960% due 05/18/2005 (a)	6,000	6,070
7.460% due 05/18/2005 (a)(k)	3,000	2,610
Tyco International Group S.A.
5.875% due 11/01/2004	10,000	10,027
6.375% due 06/15/2005	7,300	7,489
Unilever Capital Corp.
6.875% due 11/01/2005	1,250	1,307
United Airlines, Inc.
1.340% due 03/02/2049 (a)(b)	891	731
Waste Management, Inc.
7.000% due 10/01/2004	6,524	6,524
Weyerhaeuser Co.
5.500% due 03/15/2005	210	213

		117,733

Utilities 1.8%

Ameritech Capital Funding
6.300% due 10/15/2004	1,080	1,081
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	4,000	4,021
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	34,822
France Telecom S.A.
7.950% due 03/01/2006	66,900	71,490
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	90,000	90,089
Reliant Energy Resources Corp.
8.125% due 07/15/2005	4,000	4,164
Sprint Capital Corp.
7.900% due 03/15/2005	16,700	17,111
6.000% due 01/15/2007	9,500	10,061
6.125% due 11/15/2008	17,363	18,758
Texas Utilities Corp.
6.875% due 08/01/2005	2,000	2,073

		253,670

Total Corporate Bonds & Notes (Cost $789,758)		780,803

MUNICIPAL BONDS & NOTES 0.1%

Michigan Municipal Bond Authority Revenue Bonds, Series 2004
5.000% due 10/01/2010	7,745	8,606

Total Municipal Bonds & Notes (Cost $8,666)		8,606

U.S. GOVERNMENT AGENCIES 18.9%

Fannie Mae
0.100% due 03/25/2009 (a)(c)	2,315	35
2.190% due 03/25/2044 (a)	2,705	2,709
2.240% due 06/25/2032 (a)	354	355
2.443% due 04/25/2022 (a)	42	43
2.511% due 01/01/2021 (a)	82	83
2.781% due 10/01/2030-11/01/2039 (a)(e)	4,122	4,168
2.946% due 11/01/2017 (a)	138	140
2.950% due 08/01/2017 (a)	14	14
2.958% due 07/01/2018 (a)	21	22
2.998% due 11/01/2017 (a)	65	66
3.020% due 06/01/2017 (a)	30	30
3.053% due 07/01/2017 (a)	129	132
3.125% due 07/01/2017 (a)	84	85
3.284% due 07/01/2023 (a)	103	105
3.352% due 12/01/2017 (a)	42	42
3.393% due 10/01/2024 (a)	635	650
3.450% due 01/01/2024 (a)	25	26
3.545% due 11/01/2027	324	336
3.548% due 04/01/2024 (a)	454	470
3.675% due 01/01/2024 (a)	390	402
3.681% due 11/01/2018 (a)	6	6
3.726% due 02/01/2028 (a)	861	881
3.784% due 07/25/2017 (a)	1,068	1,093
3.875% due 03/15/2005	1,650	1,665
4.454% due 02/01/2028 (a)	21	21
4.534% due 01/01/2028 (a)	152	155
4.703% due 04/01/2018 (a)	2,279	2,338
5.000% due 11/01/2017-04/25/2033 (e)	952,824	969,137
5.005% due 12/01/2023 (a)	71	72
5.500% due 10/01/2008-10/14/2034 (e)	1,071,503	1,097,622
5.598% due 09/01/2032	6,623	6,823
6.000% due 04/01/2011-05/01/2033 (e)	216,301	227,023
6.196% due 08/01/2029 (a)	2,589	2,646
6.500% due 09/01/2005-02/01/2033 (e)	40,374	42,529
6.500% due 03/25/2009 (c)	578	50
6.500% due 03/25/2023 (c)	260	12
7.000% due 01/01/2008-07/01/2012 (e)	25,660	27,029
8.000% due 12/25/2021-11/01/2031 (e)	11,070	12,029
8.500% due 02/01/2017-04/01/2025 (e)	500	549
8.800% due 01/25/2019	214	235
9.000% due 03/25/2021-01/01/2025 (e)	796	882
9.250% due 10/25/2018	14	15
9.500% due 03/25/2020-11/01/2025 (a)(e)	2,092	2,349
10.000% due 10/01/2009-01/01/2025 (e)	197	219
10.500% due 06/01/2005-12/01/2024 (e)	16	18
11.000% due 11/01/2020	12	14
11.250% due 10/01/2015	13	14
11.500% due 11/01/2019-02/01/2020 (e)	14	16
11.750% due 02/01/2016	13	15
12.000% due 01/01/2015	3	4
13.000% due 07/01/2015	4	5
13.250% due 09/01/2011	6	7
15.500% due 10/01/2012-12/01/2012 (e)	1	1
15.750% due 12/01/2011	8	10
16.000% due 09/01/2012-12/01/2012 (e)	4	5
256.000% due 11/01/2008 (c)	3	9
Federal Home Loan Bank
1.625% due 04/15/2005	2,000	1,994
Federal Housing Administration
7.421% due 11/01/2019	61	62
7.430% due 10/01/2019-11/01/2025 (e)	17,755	17,956
Freddie Mac
2.210% due 11/15/2030 (a)	43	43
2.750% due 03/01/2017 (a)	79	79
2.875% due 01/01/2017 (a)	12	12
3.375% due 11/01/2022 (a)	560	580
3.465% due 10/01/2023 (a)	311	326
3.477% due 11/01/2023 (a)	113	119
3.490% due 01/01/2024 (a)	531	554
3.621% due 06/01/2024 (a)	179	186

72  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
3.689% due 03/01/2024 (a)	$27	$28
3.823% due 02/01/2020 (a)	722	735
3.844% due 01/01/2024 (a)	236	246
3.867% due 08/15/2032 (a)	1,794	1,800
3.999% due 09/01/2023 (a)	55	57
4.000% due 01/15/2024 (c)	7,174	898
4.012% due 07/01/2018 (a)	118	122
4.050% due 12/01/2022 (a)	116	121
5.000% due 04/15/2016	33,522	34,115
5.500% due 12/01/2017-07/15/2034 (e)	24,755	25,191
6.000% due 06/01/2006-10/01/2032 (e)	38,362	40,228
6.250% due 04/15/2028	271	273
6.323% due 10/01/2027 (a)	124	127
6.500% due 08/15/2011-07/25/2043 (e)	123,291	130,354
7.000% due 05/15/2023 (c)	10	0
7.000% due 02/01/2031-04/01/2032 (e)	156	166
7.500% due 09/01/2006-07/15/2030 (e)	2,018	2,102
8.000% due 07/01/2006-12/01/2024 (e)	800	857
8.250% due 10/01/2007-01/01/2009 (e)	11	12
8.500% due 07/01/2005-11/01/2025 (e)	2,064	2,275
9.000% due 12/15/2020-08/01/2022 (a)(e)	1,037	1,101
9.500% due 12/01/2004-09/01/2021 (e)	252	261
9.750% due 11/01/2008	123	133
10.000% due 03/01/2016-05/15/2020 (e)	126	129
10.500% due 10/01/2010-02/01/2016 (e)	6	7
10.750% due 09/01/2009-08/01/2011 (e)	59	66
11.500% due 10/01/2015-01/01/2016 (e)	11	13
11.750% due 11/01/2010-08/01/2015 (e)	2	2
12.000% due 09/01/2013	1	1
14.000% due 09/01/2012-04/01/2016 (e)	4	4
14.500% due 12/01/2010	1	1
15.000% due 12/01/2011	1	1
Government National Mortgage Association
2.328% due 12/16/2025 (a)	451	455
3.000% due 01/20/2032-05/20/2034 (a)(e)	32,172	32,252
3.375% due 04/20/2016-05/20/2030 (a)(e)	18,727	18,935
3.500% due 01/20/2031-03/20/2031 (e)	830	856
4.000% due 03/20/2019-07/20/2030 (a)(e)	142	143
4.625% due 10/20/2023-12/20/2027 (a)(e)	8,346	8,483
4.750% due 08/20/2022-07/20/2027 (a)(e)	10,613	10,764
6.000% due 01/15/2029	276	287
7.000% due 03/15/2011-10/15/2011 (e)	39	42
7.500% due 03/15/2022-11/15/2026 (e)	631	683
8.000% due 11/15/2006-06/20/2031 (e)	5,848	6,408
8.500% due 12/15/2021-08/15/2030 (e)	260	286
9.000% due 06/20/2016-12/15/2030 (e)	1,372	1,525
9.500% due 10/15/2016-06/15/2025 (e)	29	32
9.750% due 08/15/2017	61	68
10.000% due 10/15/2013-11/15/2025 (e)	14	16
10.500% due 11/15/2019-02/15/2021 (e)	5	5
11.000% due 09/15/2010	2	2
11.500% due 08/15/2018	11	13
11.750% due 08/15/2013-08/15/2015 (e)	33	37
12.000% due 06/20/2015	2	2
13.000% due 10/15/2013	5	6
13.500% due 05/15/2011-11/15/2012 (e)	11	13
16.000% due 02/15/2012	10	12
Small Business Administration
3.250% due 02/25/2014 (a)	61	61
7.640% due 03/10/2010	1,955	2,174

Total U.S. Government Agencies (Cost $2,734,655)		2,752,308

U.S. TREASURY OBLIGATIONS 8.0%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	222,841	238,153
3.625% due 01/15/2008	523,087	573,822
3.875% due 01/15/2009	320,034	360,376
4.250% due 01/15/2010	113	131
3.000% due 07/15/2012	211	233
2.000% due 01/15/2014	308	315

Total U.S. Treasury Obligations (Cost $1,157,975)		1,173,030

MORTGAGE-BACKED SECURITIES 4.7%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	29,661	30,641
5.637% due 10/20/2032 (a)	5,262	5,340
Bear Stearns Adjustable Rate Mortgage Trust
3.845% due 11/25/2030 (a)	431	432
5.294% due 10/25/2032 (a)	1,750	1,762
6.060% due 10/25/2032 (a)	202	209
5.377% due 01/25/2033 (a)	12,639	12,781
5.640% due 01/25/2033 (a)	4,297	4,307
5.124% due 03/25/2033 (a)	25,421	25,599
5.450% due 03/25/2033 (a)	42,133	42,994
4.914% due 01/25/2034 (a)	48,846	49,349
Citicorp Mortgage Securities, Inc.
5.374% due 12/01/2019 (a)	40	41
5.750% due 02/25/2033	5,243	5,292
COMM Mortgage Trust
2.060% due 09/15/2014 (a)	7,000	7,007
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	49,462	50,543
Countrywide Home Loans, Inc.
4.957% due 09/19/2032 (a)	2,292	2,307
Credit-Based Asset Servicing & Securitization LLC
2.160% due 06/25/2032 (a)	2,216	2,221
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	898	898
7.500% due 03/25/2031	736	735
1.666% due 03/25/2032 (a)	17,118	16,941
1.727% due 03/25/2032 (a)	29,883	29,909
6.233% due 06/25/2032 (a)	3,176	3,209
5.683% due 10/25/2032 (a)	5,489	5,551
2.360% due 08/25/2033 (a)	956	952
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	222
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	176	198
4.437% due 05/25/2024 (a)	173	173
2.340% due 06/25/2026 (a)	1,033	1,035
Drexel Burnham Lambert CMO Trust
2.250% due 05/01/2016 (a)	8	7
Fort Lewis Communities LLC
2.760% due 06/15/2013 (a)	5,586	5,595
GSR Mortgage Loan Trust
6.000% due 03/25/2032	9,251	9,361
Impac CMB Trust
2.090% due 01/25/2034 (a)	46,508	46,566
Imperial Savings Association
8.460% due 02/25/2018	99	99
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	36	42
MASTR Asset Securitization Trust
5.500% due 09/25/2033	42,656	42,445
Mellon Residential Funding Corp.
2.738% due 07/25/2029 (a)	2,988	2,983
2.000% due 06/15/2030 (a)	50,875	50,661
Mortgage Capital Funding, Inc.
6.325% due 06/18/2030	711	715
Nationslink Funding Corp.
2.090% due 11/10/2030 (a)	869	869
Prime Mortgage Trust
2.240% due 02/25/2034 (a)	26,107	26,124
Prudential Home Mortgage Securities
7.500% due 09/25/2007	108	109
7.000% due 01/25/2008	1,817	1,816
Prudential-Bache Trust
8.400% due 03/20/2021	762	775
Resecuritization Mortgage Trust
2.090% due 04/26/2021 (a)	566	550
Residential Asset Securitization Trust
2.070% due 06/25/2031 (a)	20	20
Residential Funding Mortgage Securities I, Inc.
5.613% due 09/25/2032 (a)	2,407	2,404
Ryland Acceptance Corp.
11.500% due 12/25/2016	4	4
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	70	73
Sears Mortgage Securities
12.000% due 02/25/2014	20	20
Sequoia Mortgage Trust
2.111% due 08/20/2032 (a)	25,172	24,977
SLH Mortgage Trust
9.600% due 03/25/2021	180	180
Structured Asset Mortgage Investments, Inc.
6.530% due 06/25/2029 (a)	1,045	1,057
9.451% due 06/25/2029 (a)	1,883	2,022
2.141% due 09/19/2032 (a)	49,198	49,015
Structured Asset Securities Corp.
6.250% due 01/25/2032	2,694	2,790
6.150% due 07/25/2032 (a)	2,482	2,520
2.130% due 01/25/2033 (a)	3,425	3,422
Torrens Trust
2.020% due 07/15/2031 (a)	2,077	2,079
Vendee Mortgage Trust
6.500% due 05/15/2029	39,700	42,417
Washington Mutual Mortgage Securities Corp.
6.190% due 07/25/2032 (a)	3,060	3,076
4.816% due 10/25/2032 (a)	280	281
5.130% due 02/25/2033 (a)	6,888	6,973
5.410% due 02/25/2033 (a)	1,686	1,703
3.066% due 02/27/2034 (a)	23,777	23,871
2.780% due 08/25/2042 (a)	32,037	32,641

Total Mortgage-Backed Securities (Cost $695,338)		690,910

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  73

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
ASSET-BACKED SECURITIES 2.2%

ACE Securities Corp.
2.180% due 06/25/2032 (a)		$1,635	$1,639
Ameriquest Mortgage Securities, Inc.
2.150% due 05/25/2032 (a)		568	569
2.110% due 08/25/2032 (a)		4,289	4,294
Amortizing Residential Collateral Trust
2.100% due 09/25/2030 (a)		809	811
2.130% due 07/25/2032 (a)		9,692	9,695
Argent Securities, Inc.
2.020% due 09/25/2034 (a)		46,800	46,800
Asset-Backed Securities Corp. Home Equity Loan Trust
2.020% due 06/15/2031 (a)		13	12
Bear Stearns Asset-Backed Securities, Inc.
2.290% due 07/25/2033 (a)		34,773	34,850
Chase Funding Mortgage Loan Asset-Backed Certificates
2.160% due 11/25/2031 (a)		13,810	13,867
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)		13,421	13,431
Community Program Loan Trust
4.500% due 10/01/2018		9,147	9,371
Countrywide Asset-Backed Certificates
2.070% due 06/25/2031 (a)		1,118	1,119
2.030% due 12/25/2034 (a)		91,006	91,063
EQCC Home Equity Loan Trust
1.920% due 10/15/2027 (a)		62	62
Equity One ABS, Inc.
2.120% due 11/25/2032 (a)		17,355	17,362
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.920% due 03/25/2034 (a)		14,865	14,875
GRMT II Mortgage Loan Trust
2.061% due 06/20/2032 (a)		22	22
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)		3,894	3,905
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (a)		2,343	2,344
Irwin Low Balance Home Equity Loan Trust
2.215% due 06/25/2021 (a)		26	26
Morgan Stanley Dean Witter Capital I, Inc.
2.170% due 07/25/2032 (a)		2,010	2,015
Morgan Stanley Warehouse Facilities
1.590% due 07/06/2005 (a)		42,600	42,572
Ocwen Mortgage Loan Asset-Backed Certificates
2.150% due 10/25/2029 (a)		26	26
Renaissance Home Equity Loan Trust
2.190% due 08/25/2032 (a)		3,692	3,699
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013		1,738	1,739
WMC Mortgage Loan
2.100% due 05/15/2030 (a)		1,063	1,066

Total Asset-Backed Securities (Cost $316,205)			317,234

SOVEREIGN ISSUES 1.3%

Republic of Canada
6.375% due 11/30/2004		1,600	1,611
Republic of Brazil
2.062% due 04/15/2006 (a)		41,824	41,782
11.500% due 03/12/2008		1,000	1,157
2.125% due 04/15/2009 (a)		41,472	40,721
Republic of Panama
8.250% due 04/22/2008		5,500	6,077
9.375% due 07/23/2012		480	546
Republic of Peru
9.125% due 02/21/2012		1,150	1,294
Russian Federation
8.750% due 07/24/2005		94,900	99,067
United Mexican States
6.375% due 01/16/2013		140	148

Total Sovereign Issues (Cost $188,951)			192,403

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.1%

AIG SunAmerica Institutional Funding II
1.200% due 01/26/2005	JY	9,000	82
European Investment Bank
0.875% due 11/08/2004		6,000	55
International Bank for Reconstruction & Development
4.750% due 12/20/2004		2,000	18
KFW International Finance, Inc.
1.000% due 12/20/2004		23,000	210
Republic of France
3.500% due 01/12/2005	EC	125,000	156,011
Republic of Italy
5.000% due 12/15/2004	JY	4,000	37
Toyota Motor Credit Corp.
1.000% due 12/20/2004		3,000	27

Total Foreign Currency-Denominated Issues (Cost $152,629)			156,440

	Shares

PREFERRED SECURITY 0.7%

DG Funding Trust
3.360% due 12/29/2049 (a)		9,632	103,544

Total Preferred Security (Cost $101,506)			103,544

PREFERRED STOCK 0.0%

Home Ownership Funding
13.331% due 12/31/2049		8,625	3,568
Rhone-Poulenc S.A.
8.125% due 12/31/2049		13,000	333

Total Preferred Stock (Cost $6,161)			3,901

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 62.8%

Certificates of Deposit 8.0%

Bank of America N.A.
1.620% due 11/02/2004		$49,700	49,700
1.640% due 11/10/2004		237,400	237,400
Citibank New York N.A.
1.560% due 10/22/2004		19,800	19,800
1.640% due 11/08/2004		81,000	81,000
1.650% due 11/15/2004		10,000	10,000
1.650% due 11/19/2004		23,200	23,200
1.660% due 11/23/2004		23,800	23,800
1.670% due 11/23/2004		23,200	23,200
1.710% due 11/29/2004		50,000	50,000
1.750% due 12/07/2004		100,000	100,000
1.805% due 12/10/2004		100,000	100,000
1.920% due 12/29/2004		5,000	5,000
Wells Fargo Bank N.A.
1.600% due 10/04/2004		176,200	176,200
1.610% due 10/05/2004		109,700	109,700
1.620% due 10/06/2004		4,400	4,400
1.650% due 10/07/2004		51,500	51,500
1.700% due 10/18/2004		93,100	93,100
1.780% due 11/12/2004		1,000	1,000

			1,159,000

Commercial Paper 29.0%

Altria Group, Inc.
1.800% due 10/29/2004		20,500	20,500
Bank of Ireland
1.595% due 11/12/2004		50,000	49,907
Danske Corp.
1.945% due 01/31/2005		89,900	89,296
Fannie Mae
1.010% due 10/01/2004		88,660	88,660
1.520% due 10/15/2004		100,000	99,941
1.180% due 11/01/2004		109,700	109,551
1.682% due 11/08/2004		154,100	153,822
1.693% due 11/08/2004		398,500	397,772
1.710% due 11/09/2004		120,000	119,778
1.470% due 11/22/2004		291,000	290,340
1.725% due 12/08/2004		800	797
1.737% due 12/08/2004		35,700	35,573
1.774% due 12/15/2004		106,600	106,180
1.819% due 12/22/2004		500	498
Federal Home Loan Bank
1.551% due 10/01/2004		500,000	500,000
1.501% due 10/06/2004		200	200
1.790% due 12/17/2004		400	398
1.950% due 12/30/2004		125	124
Ford Motor Credit Co.
2.520% due 04/07/2005		68,600	67,845
Freddie Mac
1.456% due 10/12/2004		227,900	227,798
1.470% due 10/12/2004		127,500	127,443
1.520% due 10/13/2004		144,700	144,627
1.540% due 10/18/2004		154,100	153,989
1.545% due 10/25/2004		292,600	292,297
1.540% due 11/08/2004		145,600	145,363
1.545% due 11/10/2004		46,000	45,921
1.537% due 11/12/2004		48,800	48,712
1.545% due 11/12/2004		145,600	145,337
1.570% due 11/15/2004		72,300	72,158
1.579% due 11/22/2004		146,000	145,667
General Motors Acceptance Corp.
2.404% due 03/22/2005		5,200	5,148
2.495% due 04/05/2005		16,800	16,617
2.535% due 04/05/2005		3,500	3,462
HBOS Treasury Services PLC
1.505% due 10/06/2004		50,000	49,989
1.510% due 10/14/2004		4,000	3,998
1.570% due 10/21/2004		75,000	74,935
1.590% due 10/25/2004		50,000	49,947
TotalFinaElf Capital S.A.
1.880% due 10/01/2004		200,000	200,000
UBS Finance, Inc.
1.570% due 10/25/2004		2,200	2,198
1.600% due 11/15/2004		19,600	19,561
1.735% due 12/03/2004		11,200	11,163
1.955% due 01/31/2005		109,300	108,565

			4,226,077

Repurchase Agreements 21.3%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $4,504 and Freddie Mac 2.875% due 09/15/2005 valued at $102,009. Repurchase proceeds are $104,417.)		104,413	104,413

74  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
UBS Warburg LLC

1.600% due 10/01/2004

(Dated 09/30/2004. Collateralized by U.S.

Treasury Bonds 13.250% due 05/15/2014 valued

at $221,039; 9.875% due 11/15/2015 valued

at $153,563; 7.500% due 11/15/2016 valued

at $329,922; 8.875% due 08/15/2017 valued

at $144,500; 9.125% due 05/15/2018 valued

at $225,633; 9.000% due 11/15/2018 valued

at $149,750; 8.750% due 08/15/2020 valued

at $220,383; 8.125% due 05/15/2021 valued

at $284,688; 8.125% due 08/15/2021 valued

at $366,067; 8.000% due 11/15/2021 valued

at $211,922 and U.S. Inflation Protected Securities

3.375% due 01/15/2007 valued at $257,376;

3.625% due 01/15/2008 valued at $259,161;

3.875% due 01/15/2009 valued at $196,680;

3.500% due 01/15/2011 valued at $62,039.

Repurchase proceeds are $3,000,133.)

	$3,000,000	$3,000,000

		3,104,413

U.S. Treasury Bills 4.5%

1.521% due 11/04/2004-12/16/2004 (e)(f)(g)	662,280	660,128

Total Short-Term Instruments (Cost $9,149,822)		9,149,618

Total Investments 105.2% (Cost $15,301,666)		$15,328,797

Written Options (i) 0.0% (Premiums $296)		(0)

Other Assets and Liabilities (Net) (5.2%)		(753,348)

Net Assets 100.0%		$14,575,449

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $10,465 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $39,604 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	14,214	$(3,423)
Eurodollar September Long Futures	09/2005	14,634	(1,593)
Eurodollar December Long Futures	12/2004	2,111	(41)
Eurodollar December Long Futures	12/2005	1,186	38
Euribor December Long Futures	12/2005	4,617	(36)
Euribor June Long Futures	06/2005	2,666	1,584
Euribor September Long Futures	09/2005	2,569	366
Euribor Written Put Options Strike @ 97.000	12/2004	588	599
Euro-Bobl 5-Year Note Long Futures	12/2004	6	5
Euro-Bund 10-Year Note Long Futures	12/2004	853	(326)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	375	144

			$(2,683)

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	95,800	$(4,184)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	148,500	5,291
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		$100	1
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		113,000	(1,393)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		75,900	(930)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2006		383,300	4,354
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		5,400	131
UBS Warburg LLC	3-month LIBOR	Receive	6.000%	12/15/2024		141,400	(6,402)

							$(3,132)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$4,500	$34
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	5,000	4
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	15,300	23
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	14,300	17
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	21,200	32

						$110

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  75

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2004 (Unaudited)

(i)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$62,100	$296	$0

** The Fund will receive a floating rate based on 3-month LIBOR.

(j) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	8,842		10/2004	$259	$0	$259
Buy		9,247		11/2004	171	0	171
Buy		10,200		12/2004	90	0	90
Buy	CP	2,580,391		11/2004	193	0	193
Buy		2,060,468		12/2004	24	0	24
Buy	EC	77,067		10/2004	0	(2,233)	(2,233)
Buy	H$	23,838		10/2004	0	(6)	(6)
Buy		24,188		11/2004	0	(2)	(2)
Buy		26,430		12/2004	0	0	0
Buy	JY	5,460,601		10/2004	235	0	235
Buy	KW	3,553,821		10/2004	37	0	37
Buy		3,621,828		11/2004	20	0	20
Buy		4,012,000		12/2004	0	(16)	(16)
Buy	MP	33,002		11/2004	9	0	9
Buy		38,117		12/2004	22	0	22
Buy	PN	10,696		11/2004	49	0	49
Buy		11,829		12/2004	17	0	17
Buy	PZ	11,270		11/2004	39	0	39
Buy		11,308		12/2004	37	0	37
Buy	RP	232,521		12/2004	0	(46)	(46)
Buy	RR	87,116		10/2004	19	0	19
Buy		88,672		11/2004	30	0	30
Buy		103,621		12/2004	6	0	6
Buy	S$	5,168		10/2004	57	0	57
Buy		5,258		11/2004	50	0	50
Buy		5,796		12/2004	11	0	11
Buy	SV	101,238		11/2004	60	0	60
Buy		113,662		12/2004	30	0	30
Buy	T$	103,007		11/2004	6	0	6
Buy		112,914		12/2004	0	(12)	(12)

					$1,471	$(2,315)	$(844)

(k)	The aggregate value of fair valued securities is $2,610, which is 0.02% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

76  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 98.9%

Alabama 0.8%

Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,364
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	360	368

		2,732

Alaska 0.2%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	548

Arizona 1.5%

Maricopa County, Arizona Peoria Unified School District No. 11 General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2011	3,000	3,331
Phoenix Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	245	248
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,317

		4,896

California 4.2%

Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,666
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2004
17.325% due 07/01/2011 (a)	4,000	6,179
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,582
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350	356
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,319
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	345
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	362
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	170	173
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,023

		14,005

Colorado 2.3%

Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 12/15/2015	3,750	4,294
Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	155	161
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	60	62
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	95	97
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,460
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,444

		7,518

Connecticut 3.8%

Connecticut State General Obligation Bonds, Series 2001
9.101% due 12/15/2012 (a)	5,000	6,521
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2003
1.650% due 07/01/2037 (a)	700	700
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
8.710% due 01/15/2011 (a)	2,500	3,047
University of Connecticut General Obligation Bonds, Series 2002
5.375% due 04/01/2019	2,230	2,469

		12,737

Florida 5.1%

Coral Gables, Florida Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2029	2,000	2,045
Florida State Environmental Protection Preservation Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 07/01/2010	1,335	1,494
Florida State General Obligation Bonds, Series 2004
8.640% due 07/01/2011 (a)	3,103	3,798
Hillsborough County, Florida Utilities Revenue Bonds, (FGIC Insured) Series 2003
5.000% due 08/01/2011	2,500	2,783
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	342
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,240
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
5.805% due 10/01/2015 (a)	500	512
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	978

		17,192

Georgia 0.8%

Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,414
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	233
Georgia State Road & Tollway Authority Revenue Bonds, (ST GTD Insured), Series 2001
5.250% due 03/01/2012	1,000	1,133

		2,780

Hawaii 0.5%

Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	520	524
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,116

		1,640

Illinois 9.6%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	465
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,166
Chicago, Illinois Board of Education General Obligation Bonds, Series 1999
0.000% due 12/01/2031	1,000	232
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,029
Chicago, Illinois Metropolitan Water Reclamation District-Greater Chicago, Series 2002
5.000% due 12/01/2011	2,300	2,552
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,382
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	95
0.000% due 12/01/2012	135	98
0.000% due 12/01/2014	255	167
0.000% due 12/01/2015	1,885	1,174
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	455
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.970% due 07/01/2012 (a)	2,000	2,114
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	833
Illinois State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,778

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  77

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Illinois State Sales Tax Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/15/2011	$3,000	$3,315
Kendall, Kane & Will Counties, Illinois Community Unit School District No 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	3,000	2,188
Lake Cook, Dane & McHenry Counties Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	3,059
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,128
9.000% due 02/01/2009	650	811
9.000% due 02/01/2011	690	909
9.000% due 02/01/2012	1,065	1,438
Sangamon County School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	844

		32,232

Indiana 3.2%

Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,496
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	306
4.400% due 01/15/2012	170	180
4.500% due 01/15/2013	190	200
4.650% due 01/15/2014	210	221
4.750% due 07/15/2009	200	218
4.750% due 01/15/2015	235	248
4.850% due 01/15/2016	295	311
5.000% due 07/15/2010	180	198
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	838
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,209
Pike, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 01/15/2011	4,000	4,402
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	446
5.200% due 02/01/2012	230	253
5.500% due 02/01/2015	180	200

		10,726

Kentucky 1.7%

Kentucky Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	3,000	3,367
Kentucky State Turnpike Authority Economic Development Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2010	2,000	2,265

		5,632

Louisiana 2.1%

Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	245	267
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
8.630% due 04/01/2019 (a)	2,850	3,269
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	854
8.885% due 05/15/2039 (a)	3,500	2,562

		6,952

Massachusetts 0.8%

Commonwealth of Massachusetts General Obligation Bonds (FSA Insured), Series 2002
5.500% due 11/01/2011	1,000	1,141
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	55	55
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	419
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	220
4.800% due 11/01/2008	90	95
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	567

		2,497

Michigan 2.9%

Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,860
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,110
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,616
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	58
Rochester Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,114
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	837

		9,595

Minnesota 0.5%

Dakota County, Minnesota Community Development Agency Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	385	407
5.400% due 07/20/2028	1,265	1,321

		1,728

Mississippi 0.7%

Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,349

Missouri 1.3%

Kansas City, Missouri School District Building Revenue Bonds, (FGIC Insured), Series 2004
8.770% due 02/01/2010 (a)	1,793	2,166
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	900	1,034
5.750% due 07/01/2014	350	396
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	750	796

		4,392

New Jersey 11.3%

New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	5,000	4,851
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,157
5.600% due 01/01/2012	1,000	1,004
6.375% due 04/01/2018	1,500	1,847
6.375% due 04/01/2031	10,000	12,311
6.500% due 04/01/2031	2,115	2,386
6.800% due 04/01/2018 (a)	250	285
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,123
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	593
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,103
New Jersey State Transit Corp. Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.500% due 09/15/2013	5,000	5,729
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,393

		37,782

New Mexico 1.9%

New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 06/15/2012 (a)	5,000	6,161
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007	315	312

		6,473

New York 6.9%

Madison County, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2039	2,000	2,037
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,848

78  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	$1,000	$1,112
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,876
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	3,800	4,400
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,351
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	3,550	3,630

		23,254

North Carolina 1.8%

Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	588
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,120
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,397

		6,105

Ohio 3.9%

Ohio State General Obligation Bonds, Series 2004-A
5.000% due 06/15/2012	1,935	2,160
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,213
5.375% due 12/01/2021	1,750	1,919
State of Ohio General Obligation Bonds, Series 2004
5.000% due 05/01/2011 (a)	2,500	3,055
5.000% due 06/15/2011 (a)	3,910	4,792

		13,139

Oklahoma 1.7%

Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,628
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	4,585	907

		5,535

Oregon 0.3%

Lane County, Oregon School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2010	1,000	1,111

Pennsylvania 0.3%

Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	104
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	778

		882

Puerto Rico 0.3%

Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	860
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	174

		1,034

Rhode Island 2.2%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,068
6.250% due 06/01/2042	6,025	5,320

		7,388

South Carolina 1.0%

Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,141
South Carolina State General Obligation Bonds, Series 2002
5.000% due 01/01/2011	2,105	2,342

		3,483

Tennessee 3.7%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
8.640% due 12/01/2010 (a)	7,050	8,515
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,050
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,036
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,031
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	779

		12,411

Texas 10.3%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,964
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	840	896
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,660
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
5.250% due 12/01/2016	1,690	1,873
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	266
Houston, Texas Airport System Revenue Bonds, Series 2001-E
6.750% due 07/01/2029	1,000	790
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
8.560% due 07/01/2025 (a)	2,500	2,537
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	382
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,118
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	6,000
Lower Neches Valley, Texas Authority Industrial Development Revenue Bonds, Series 2001
1.650% due 11/01/2029 (a)	2,000	2,000
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.010% due 02/15/2018	1,000	470
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,123
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	272
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,810
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	835
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,084
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,078
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,132
San Jacinto, Texas Community College District General Obligation Ltd. Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	235
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	2,000	2,035
4.850% due 09/01/2012	1,335	1,347
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,537

		34,444

Virgin Islands 0.5%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,609

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  79

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Virginia 0.9%

Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	$1,000	$1,053
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,079
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,027

		3,159

Washington 3.9%

Tobacco Settlement of Washington Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,742
University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,772
Walla Walla County School District Revenue Bonds, (AMBAC Insured), Series 1998
6.000% due 12/01/2010	1,175	1,362
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,143

		13,019

West Virginia 0.8%

Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,706

Wisconsin 5.2%

Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,585
5.000% due 10/01/2019	1,040	1,161
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	398
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,170	1,230
4.700% due 11/01/2012	1,555	1,635
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, Series 2002
4.700% due 05/01/2012	1,275	1,340
Wisconsin State Clean Water Revenue Bonds, Series 2002
8.830% due 06/01/2023 (a)	350	398
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	2,000	2,223
8.640% due 05/01/2010 (a)	2,500	3,058
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,247
Wisconsin State Transportation Revenue Bonds, Series 1993
5.000% due 07/01/2011	1,000	1,104

		17,379

Total Municipal Bonds & Notes (Cost $319,017)		331,064

SHORT-TERM INSTRUMENTS 2.6%

Repurchase Agreement 0.4%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $1,269. Repurchase proceeds are $1,241.)	1,241	1,241

U.S. Treasury Bills 2.2%

1.619% due 12/02/2004-12/16/2004 (c)(d)(e)	7,520	7,492

Total Short-Term Instruments (Cost $8,737)		8,733

Total Investments 101.5% (Cost $327,754)		$339,797

Written Options (g) (0.5%) (Premiums $1,333)		(1,558)

Other Assets and Liabilities (Net) (1.0%)		(3,305)

Net Assets 100.0%		$334,934

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security becomes interest bearing at a future date.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,744 have been pledged as collateral for swap contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $5,748 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Municipal Bond Index December Long Futures	12/2004	12	$(7)
U.S. Treasury 30-Year Bond Short Futures	12/2004	256	(412)

			$(419)

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	$52,800	$616

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	286	$942	$1,296
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	170	143	98
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	500	248	164

				$1,333	$1,558

80  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 98.0%

New York 87.6%

Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	$150	$165
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	513
Long Island, New York Power Electric System Authority Revenue Bonds, Series 2003
5.000% due 06/01/2008	250	269
Monroe County, New York General Obligation Bonds, (MBIA-IBC Insured), Series 1996
5.125% due 03/01/2010	500	553
Nassau County, New York Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,112
New York City, New York General Obligation Bonds, (AMBAC Insured), Series 1990
5.750% due 08/01/2011	250	288
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	239
New York City, New York Individual Development Agency Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032	150	110
New York City, New York Individual Development Agency Special Facilities Revenue Bonds, Series 1997
5.650% due 10/01/2028	150	139
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	246
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	572
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	543
5.250% due 11/01/2011	600	677
5.250% due 02/01/2029	500	554
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 08/01/2010	395	436
New York Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	205
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	288
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	163
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	505
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
7.700% due 08/15/2022 (a)	250	262
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	560
5.000% due 10/01/2030	750	766
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	279
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	153
New York State Dormitory Authority Revenue Bonds, Series 2001
5.500% due 07/01/2030	200	209
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	400	463
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series 2002
5.000% due 06/15/2012	500	560
5.000% due 06/15/2014	400	442
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	105
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	162
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993-E
6.000% due 04/01/2014	320	377
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	562
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	559
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	495	545
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	562
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	266
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	556
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	565
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	300	307
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	704

		16,541

Puerto Rico 8.3%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	116
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	588
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	233
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027	550	620

		1,557

Texas 0.7%

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	126

Virgin Islands 1.4%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	268

Total Municipal Bonds & Notes (Cost $18,024)		18,492

SHORT-TERM INSTRUMENTS 1.5%

Repurchase Agreement 0.7%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Home Loan Bank 1.958% due 03/05/2018 valued at $134. Repurchase proceeds are $129.)	129	128

U.S. Treasury Bill 0.8%

1.641% due 12/16/2004 (b)	160	160

Total Short-Term Instruments (Cost $288)		288

Total Investments 99.5% (Cost $18,312)		$18,780

Written Options (c) (0.2%) (Premiums $43)		(43)

Other Assets and Liabilities (Net) 0.7%		135

Net Assets 100.0%		$18,872

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities with an aggregate market value of $159 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Short Futures	12/2004	20	$(3)
U.S. Treasury 30-Year Bond Short Futures	12/2004	10	(10)

			$(13)

(c)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	6	$20	$27
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	10	8	6
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	30	15	10

				$43	$43

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  81

Schedule of Investments

Real Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.5%

Banking & Finance 3.5%

Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,208
Atlas Reinsurance II PLC
3.515% due 01/07/2005 (a)	1,250	1,256
Atlas Reinsurance PLC
7.890% due 04/07/2005 (a)(j)	3,750	3,739
Countrywide Home Loans, Inc.
1.820% due 02/23/2005 (a)	42,600	42,590
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	10,388
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,663
Ford Motor Credit Co.
2.995% due 10/25/2004 (a)	14,480	14,491
7.500% due 03/15/2005	1,710	1,748
1.560% due 06/30/2005 (a)	3,140	3,143
1.560% due 07/18/2005 (a)	27,750	27,779
7.600% due 08/01/2005	20,000	20,773
General Motors Acceptance Corp.
2.370% due 10/20/2005 (a)	15,000	15,122
1.995% due 05/18/2006 (a)	300	301
6.125% due 08/28/2007	870	917
Goldman Sachs Group
1.520% due 12/01/2004 (a)	1,600	1,600
National Australia Bank Ltd.
1.745% due 05/19/2010 (a)	1,500	1,497
Parametric Re Ltd.
3.280% due 11/19/2007 (a)	11,500	11,346
5.520% due 05/19/2008 (a)	1,500	1,569
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,035
8.625% due 02/01/2022	6,900	7,862
Phoenix Quake Wind Ltd.
3.560% due 07/03/2008 (a)	50,550	52,411
3.560% due 07/03/2008 (a)	7,000	7,258
4.610% due 07/03/2008 (a)	18,750	19,255
Pioneer 2002 Ltd.
8.610% due 06/15/2006 (a)	5,000	4,999
Premium Asset Trust
1.445% due 11/27/2004 (a)	5,000	5,001
Prudential Funding Corp.
6.375% due 07/23/2006	7,000	7,443
Residential Reinsurance Ltd.
6.020% due 12/01/2005 (a)	18,400	15,821
6.070% due 06/08/2006 (a)	22,600	17,624
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	7,058
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	50,200	50,184
Vita Capital Ltd.
2.460% due 01/01/2007 (a)	30,200	30,388
Wachovia Corp.
7.550% due 08/18/2005	12,500	13,029

		428,498

Industrials 0.3%

DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	1,087	1,126
Halliburton Co.
1.870% due 01/26/2007 (a)	8,530	8,540
Petroleos Mexicanos
9.500% due 09/15/2027	14,850	18,154
SR Wind Ltd.
6.380% due 05/18/2005 (a)	2,000	2,023
6.880% due 05/18/2005 (a)(j)	1,600	1,392
Weyerhaeuser Co.
5.500% due 03/15/2005	1,638	1,660
6.125% due 03/15/2007	3,085	3,286

		36,181

Utilities 0.7%

British Telecom PLC
7.875% due 12/15/2005	10,750	11,390
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,752
Entergy Gulf States, Inc.
2.010% due 06/18/2007 (a)	4,900	4,925
Ohio Edison Co.
4.000% due 05/01/2008	10,000	10,028
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	33,774
Sprint Capital Corp.
7.900% due 03/15/2005	13,250	13,576

		81,445

Total Corporate Bonds & Notes (Cost $544,140)		546,124

MUNICIPAL BONDS & NOTES 0.7%

California County, California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,940	3,605
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	23,663
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.625% due 06/01/2040	380	359
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013	1,715	1,917
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,932
District of Columbia TOB Settlement Financing Corporation Revenue Bonds, Series 2001
6.250% due 05/15/2024	9,500	9,136
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,074
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	4,160	4,165
6.750% due 06/01/2039	1,445	1,396
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013	3,870	4,314
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,120
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	892
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,191
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	5,578
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,076
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	706
6.125% due 06/01/2032	740	665
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,089
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	440	428

Total Municipal Bonds & Notes (Cost $80,227)		81,306

U.S. GOVERNMENT AGENCIES 0.3%

Fannie Mae
5.980% due 10/01/2031	1,583	1,609
Federal Housing Administration
7.430% due 12/01/2020	109	110
Freddie Mac
6.500% due 01/25/2028	100	106
7.000% due 10/15/2030	895	924
7.500% due 10/25/2043	25,170	27,521
Government National Mortgage Association
6.500% due 05/15/2028-11/15/2031 (c)	2,861	3,026
Housing Urban Development
5.530% due 08/01/2020	6,000	6,319

Total U.S. Government Agencies (Cost $39,114)		39,615

U.S. TREASURY OBLIGATIONS 116.2%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	1,585,202	1,694,123
3.625% due 01/15/2008	1,497,960	1,643,252
3.875% due 01/15/2009	1,664,500	1,874,318
4.250% due 01/15/2010	849,217	985,855
3.500% due 01/15/2011	889,897	1,007,496
3.375% due 01/15/2012	279,420	316,695
3.000% due 07/15/2012	1,580,944	1,751,082
1.875% due 07/15/2013	525,643	534,740
2.000% due 01/15/2014	1,026,013	1,050,902
2.000% due 07/15/2014	89,230	91,238
2.375% due 01/15/2025	214,332	223,349
3.625% due 04/15/2028	961,632	1,220,447
3.875% due 04/15/2029	1,087,583	1,442,917
3.375% due 04/15/2032	112,366	142,498
U.S. Treasury Bond
7.625% due 02/15/2025	100	135
U.S. Treasury Note
2.250% due 02/15/2007	100	99

Total U.S. Treasury Obligations (Cost $13,600,729)		13,979,146

MORTGAGE-BACKED SECURITIES 0.2%

Bear Stearns Adjustable Rate Mortgage Trust
3.875% due 11/25/2030 (a)	1,077	1,080
4.825% due 12/25/2033 (a)	10,019	10,110
4.948% due 01/25/2034 (a)	6,591	6,659
Mellon Residential Funding Corp.
1.580% due 10/20/2029 (a)	780	745
Washington Mutual Mortgage Securities Corp.
3.008% due 02/27/2034 (a)	6,383	6,409

Total Mortgage-Backed Securities (Cost $25,047)		25,003

ASSET-BACKED SECURITIES 0.8%

Asset-Backed Securities Corp. Home Equity Loan Trust
1.460% due 06/21/2029 (a)	44	44
Bear Stearns Asset-Backed Securities, Inc.
1.540% due 07/25/2033 (a)	1,004	1,007
Citifinancial Mortgage Securities, Inc.
1.915% due 01/25/2033 (a)	4,992	4,999
Conseco Finance Corp.
8.170% due 12/15/2025	221	226

82  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
EQCC Home Equity Loan Trust
1.340% due 03/20/2029 (a)		$30	$30
Equity One ABS, Inc.
1.390% due 04/25/2034 (a)		3,513	3,508
Home Equity Asset Trust
1.500% due 03/25/2033 (a)		3,631	3,642
Redwood Capital Ltd.
3.410% due 01/01/2006 (a)		30,700	30,961
4.960% due 01/01/2006 (a)		36,300	36,656
Residential Asset Securities Corp.
1.915% due 01/25/2034 (a)		2,308	2,310
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)		9,900	9,899

Total Asset-Backed Securities (Cost $92,651)			93,282

SOVEREIGN ISSUES 0.7%

Republic of Brazil
2.062% due 04/15/2006 (a)		4,896	4,891
2.125% due 04/15/2009 (a)		3,588	3,523
11.000% due 01/11/2012		1,600	1,844
8.000% due 04/15/2014		51,133	50,893
11.000% due 08/17/2040		5,300	5,948
United Mexican States
6.375% due 01/16/2013		20,700	21,849
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		718	15
0.000% due 06/30/2006 (a)		714	18

Total Sovereign Issues (Cost $83,750)			88,981

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 2.9%

Commonwealth of Canada
4.250% due 12/01/2021	C$	2,529	2,566
4.000% due 12/01/2031		9,771	10,317
3.000% due 12/01/2036		13,259	12,003
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	38,300	32,838
Pylon Ltd.
3.553% due 12/18/2008 (a)	EC	20,750	26,633
5.953% due 12/18/2008 (a)		40,700	52,508
Republic of France
1.600% due 07/25/2011		6,111	7,665
3.000% due 07/25/2012		53,826	74,174
2.250% due 07/25/2020		12,029	15,465
3.150% due 07/25/2032		25,822	38,400
Republic of Germany
5.250% due 01/04/2011		42,500	57,811
Republic of Italy
2.150% due 09/15/2014		2,080	2,657
Tyco International Group S.A.
4.375% due 11/19/2004		14,000	17,465

Total Foreign Currency-Denominated Issues (Cost $315,720)			350,502

SHORT-TERM INSTRUMENTS 1.6%

Commercial Paper 0.9%

Fannie Mae
1.719% due 11/12/2004		50,400	50,295
1.819% due 12/22/2004		2,000	1,991
Rabobank USA Financial Corp.
1.970% due 01/28/2005		6,400	6,358
TotalFinaElf Capital S.A.
1.880% due 10/01/2004		3,500	3,500
UBS Finance, Inc.
1.955% due 01/31/2005		45,500	45,194

			107,338

Repurchase Agreement 0.2%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $22,511. Repurchase proceeds are $22,070.)		22,069	22,069

U.S. Treasury Bills 0.5%

1.632% due 12/02/2004-12/16/2004 (c)(d)(e)		57,070	56,847

Total Short-Term Instruments (Cost $186,290)			186,254

Total Investments 127.9% (Cost $14,967,668)			$15,390,213

Written Options (g) (0.0%) (Premiums $16,483)			(2,628)

Other Assets and Liabilities (Net) (27.9%)			(3,352,348)

Net Assets 100.0%			$12,035,237

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $31,155 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $13,913 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	2,437	$(164)
Euro-Bund 10-Year Note Long Futures	12/2004	1,572	631
U.S. Treasury 10-Year Note Long Futures	12/2004	7,499	7,388

			$7,855

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  83

Schedule of Investments (Cont.)

Real Return Fund

September 30, 2004 (Unaudited)

(f) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$36
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	(7)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	4.000%	03/17/2005		250,000	63
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	59
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	(2,564)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	5,496
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	34
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	76
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	105
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	19
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$261,700	(12,286)
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033		191,750	(2,822)
Barclays Bank PLC	3-month LIBOR	Receive	5.000%	12/15/2014		2,000	(25)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		144,000	(2,301)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033		121,200	(1,115)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		30,000	(1,271)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		116,600	(5,891)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		87,000	(1,206)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Receive	7.750%	06/15/2005		10,000	(342)
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014		114,300	(6,310)

							$(30,252)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	$7,000	$12
Morgan Stanley Dean Witter & Co.	Fannie Mae 7.000% due 07/24/2006	Sell	0.200%	05/03/2005	80,000	67

						$79

(g) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$289,000	$3,179	$20
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	277,800	2,417	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	289,000	1,734	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	277,800	2,723	0
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	11/02/2004	43,200	382	5
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	11/02/2004	43,200	353	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	09/23/2005	200,000	2,815	2,250
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	09/23/2005	200,000	2,880	353

						$16,483	$2,628

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h) Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par		Value	Proceeds
Republic of Italy	4.250	08/01/2014	EC	39,000	$49,042	$47,690
U.S. Treasury Note	3.250	08/15/2007		$127,800	129,253	129,211
U.S. Treasury Note	3.125	09/15/2008		177,200	177,117	177,117
U.S. Treasury Note	4.000	11/15/2012		44,000	44,227	44,244
U.S. Treasury Note	3.625	05/15/2013		21,600	21,079	20,878
U.S. Treasury Note	4.250	08/15/2013		155,000	157,367	156,879
U.S. Treasury Note	4.750	05/15/2014		315,400	331,170	331,419

					$909,255	$907,438

(i) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	C$	23,849	10/2004	$0	$(548)	$(548)
Sell	EC	136,777	10/2004	0	(3,963)	(3,963)
Sell	N$	48,184	10/2004	0	(861)	(861)

				$0	$(5,372)	$(5,372)

(j) The aggregate value of fair valued securities is $5,131, which is 0.04% of net assets, which have not been value utilizing an independent quote and pursuant to guidelines established by the Board of Trustees.

84  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.7%

Banking & Finance 0.4%

Countrywide Home Loans, Inc.
1.820% due 02/23/2005 (a)	$700	$700
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	300	300

		1,000

Industrials 1.3%

DaimlerChrysler North America Holding Corp.
2.342% due 09/10/2007 (a)	3,200	3,206

Total Corporate Bonds & Notes (Cost $4,206)		4,206

MUNICIPAL BONDS & NOTES 0.3%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	470
6.125% due 06/01/2032	400	360

Total Municipal Bonds & Notes (Cost $785)		830

U.S. TREASURY OBLIGATIONS 113.3%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	22,091	22,627
2.375% due 01/15/2025	301	314
3.000% due 07/15/2012	47,932	53,090
3.375% due 01/15/2007	8,369	8,944
3.375% due 04/15/2032	1,067	1,353
3.500% due 01/15/2011	15,780	17,865
3.625% due 01/15/2008	15,951	17,498
3.625% due 04/15/2028	27,403	34,779
3.875% due 01/15/2009	24,841	27,972
3.875% due 04/15/2029	57,379	76,126
4.250% due 01/15/2010	17,788	20,650

Total U.S. Treasury Obligations (Cost $274,057)		281,218

ASSET-BACKED SECURITIES 0.3%

Redwood Capital Ltd.
3.900% due 01/01/2006 (a)	300	303
5.450% due 01/01/2006 (a)	300	303
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)	200	200

Total Asset-Backed Securities (Cost $800)		806

SOVEREIGN ISSUES 0.2%

Republic of Brazil
8.000% due 04/15/2014	586	584

Total Sovereign Issues (Cost $563)		584

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.2%

Republic of France
3.000% due 07/25/2012	EC1,743	2,402
Republic of Italy
2.150% due 09/15/2014	512	654

Total Foreign Currency-Denominated Issues (Cost $2,950)		3,056

SHORT-TERM INSTRUMENTS 3.7%

Commercial Paper 1.9%

Bank of Ireland
1.840% due 12/17/2004	800	797
General Electric Capital Corp.
1.800% due 12/14/2004	3,500	3,486
UBS Finance, Inc.
1.850% due 12/21/2004	500	498

		4,781

U.S. Treasury Bills 1.8%

1.639% due 12/02/2004-12/16/2004 (c)(d)(f)	4,315	4,298

Total Short-Term Instruments (Cost $9,082)		9,079

Total Investments 120.7% (Cost $292,443)		$299,779

Written Options (g) (0.0%) (Premiums $43)		(0)

Other Assets and Liabilities (Net) (20.7%)		(51,504)

Net Assets 100.0%		$248,275

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $563 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	62	$(6)
Euro-Bund 10-Year Note Long Futures	12/2004	157	175
U.S. Treasury 10-Year Note Long Futures	12/2004	162	(33)

			$136

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  85

Schedule of Investments (Cont.)

RealEstateRealReturn Strategy Fund

September 30, 2004 (Unaudited)

(e) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,400	$141
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$5,400	(382)
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033		12,900	(256)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033		16,300	(276)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		4,300	(306)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		5,000	(88)

							$(1,167)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-week LIBOR plus a spread	08/31/2005	3,837	$0
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-week LIBOR plus a spread	10/29/2004	70,797	0

					$0

(f) Securities with an aggregate market value of $3,239 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

(g) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$1,100	$12	$0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	1,300	11	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	1,100	7	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	1,300	13	0

						$43	$0

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h) Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Republic of Italy	3.900	08/01/2014	$2,000	$2,515	$2,446
U.S. Treasury Note	4.250	11/15/2013	8,200	8,308	8,301

				$10,823	$10,747

(i) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	EC	243	10/2004	$7	$0	$7

86  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 102.0%

Alaska 1.6%

Anchorage, Alaska General Obligation Bonds, (MBIA Insured), Series 2000
5.250% due 09/01/2007	$2,890	$3,149
Fairbanks, Alaska North Star Borough General Obligation Bonds, (MBIA Insured), Series 1993
5.500% due 03/01/2007	2,755	2,983
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,212

		7,344

Arizona 2.1%

Greater Arizona Development Authority Infrastructure Revenue Bonds, Series 2004
4.500% due 08/01/2005	1,070	1,093
Pima County, Arizona Unified School District No. 16 Catalina Foothills General Obligation Bonds, (FSA Insured), Series 2004
4.250% due 07/01/2006	500	520
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2004
5.000% due 01/01/2011	3,000	3,330
Tucson, Arizona Water Revenue Bonds, (FGIC Insured), Series 2002
5.500% due 07/01/2009	2,290	2,574
University of Arizona Certificates of Participation Bonds, (AMBAC Insured), Series 2004
5.250% due 06/01/2008	2,075	2,288

		9,805

California 11.6%

California School Cash Reserve Program Authority Revenue Notes, Series 2004
3.000% due 07/06/2005	1,000	1,010
California State Economic Recovery General Obligation Bonds, Series 2004
3.000% due 07/01/2023	1,750	1,788
5.000% due 07/01/2008	25,560	27,941
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,828
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.700% due 11/01/2029	1,000	1,012
California Statewide Communities Development Authority Revenue Bonds, Series 2004-F
2.300% due 04/01/2033 (a)	4,700	4,688
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	10,640	10,653
Los Angeles County, California Tax & Revenue Anticipation Notes, Series 2004
3.000% due 06/30/2005	1,000	1,010
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	915
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2003
5.000% due 11/15/2007	2,000	2,181

		55,026

Colorado 1.5%

Arapahoe County, Colorado Capital Improvement Highway Revenue Bonds, Series 1986
0.000% due 08/31/2026	2,000	411
Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,578

		6,989

Connecticut 0.2%

New Britain Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	142
4.000% due 04/15/2007	560	581

		723

Delaware 1.2%

Delaware Transportation Authority Motor Fuel Tax Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2009	5,000	5,501

Florida 3.0%

Collier County, Florida Gas Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2009	1,865	2,049
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	702
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	962
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,354
Gulf Breeze Florida Revenue Bonds, (MBIA Insured), Series 1997
7.172% due 12/01/2017 (a)	500	525
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	370	397
Orlando, Florida Utilities Commission Revenue Bonds, Series 2004
5.250% due 07/01/2009	5,000	5,552
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
7.535% due 10/01/2015 (a)	750	769

		14,310

Georgia 0.6%

Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2010	1,000	1,211
Georgia State General Obligation Bonds, Series 2000
6.000% due 07/01/2008	1,425	1,611

		2,822

Illinois 9.1%

Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,515
Chicago, Illinois Public Building Commission Building Revenue Bonds, (FGIC Insured), Series, 1999
5.250% due 12/01/2018	475	543
5.500% due 02/01/2006	1,000	1,047
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,276
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
5.875% due 11/15/2022	2,000	2,187
6.500% due 11/15/2009	3,750	4,412
Cook County, Illinois High School District No. 205 General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 12/01/2004	2,600	2,593
0.000% due 06/01/2005	500	494
Illinois Educational Facilities Authority Revenue Bonds, (Connie Lee Insured), Series 1996-B
6.200% due 05/15/2016	1,535	1,673
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.570% due 07/01/2012 (a)	300	317
Illinois Finance Authority Revenue Bonds, Series 2004
5.250% due 11/15/2012	1,000	1,099
Illinois Health Facilities Authority Revenue Bonds, Series 1977
6.700% due 10/01/2005	255	261
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	185	194
Illinois Metropolitan Pier & Exposition Dedicated State Tax Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 12/15/2006	3,740	4,069
Illinois State General Obligation Bonds, (MBIA Insured), Series 1995
5.750% due 02/01/2008	300	310
Illinois State General Obligation Bonds, (MBIA Insured), Series 2000
5.500% due 12/01/2007	1,800	1,981
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,251
Illinois State General Obligation Bonds, Series 2002
5.000% due 08/01/2007	6,090	6,557
Illinois State General Obligation Bonds, Series 2004
5.000% due 03/01/2006	3,000	3,130
Illinois State Sales Tax Revenue Bonds, Series 2004
5.000% due 06/15/2011	1,225	1,355
Kendall, Kane & Will Counties, Illinois Community Unit School District No 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	2,000	1,459
Lake County, Illinois Community High School District No. 127 General Obligation Bonds, (FGIC Insured), Series 2002
9.000% due 02/01/2005	1,000	1,023

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  87

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2008	$1,225	$1,085
0.000% due 10/01/2010	15	12

		42,843

Kansas 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	393

Maryland 1.1%

Maryland State General Obligation Bonds, Series 2002
5.000% due 02/01/2007	5,000	5,352

Massachusetts 4.2%

Massachusetts Bay, Massachusetts Transportation Authority Sales Tax Revenue Bonds, Series 2004
6.136% due 07/01/2020 (a)	7,005	7,036
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	10	10
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018 (a)	1,400	1,423
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,099
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,764
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,107
Massachusetts State General Obligation Bonds, Series 2001
5.250% due 12/01/2007	1,000	1,092
Massachusetts State General Obligation Bonds, Series 2004
5.000% due 08/01/2007	3,000	3,232
Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,987

		19,750

Michigan 6.7%

Clintondale, Michigan Community Schools General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,068
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,772
5.250% due 06/01/2010	5,000	5,578
Michigan Municipal Bond Authority Revenue Bonds, Series 2004
5.000% due 10/01/2009	2,500	2,767
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,739
Michigan State Comprehensive Transportation Revenue Bonds, (FSA Insured), Series 2002
5.250% due 05/15/2009	1,000	1,112
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,208
Michigan State Strategic Funding Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,631
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	5,030	5,594

		31,469

Minnesota 1.8%

Minnesota State General Obligation Bonds, Series 2000
5.375% due 11/01/2008	5,000	5,582
Minnesota State General Obligation Bonds, Series 2004
8.220% due 10/01/2009 (a)	2,500	3,046

		8,628

Missouri 0.8%

Missouri State Board of Public Buildings Revenue Bonds, Series 2001
5.750% due 05/01/2008	1,000	1,117
Missouri State Board of Public Buildings Revenue Bonds, Series 2003
5.250% due 10/15/2008	1,520	1,687
Missouri State Health & Educational Facilities Authority Revenue Bonds, (J.P. Morgan Chase Bank Insured), Series 2000
1.650% due 03/01/2040 (a)	1,200	1,200

		4,004

Nebraska 1.3%

Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 01/01/2010	3,440	3,792
University of Nebraska Revenue Bonds, Series 2004
5.000% due 11/01/2006	2,050	2,171

		5,963

New Jersey 3.1%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	616
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,103
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 1999
5.500% due 06/15/2008	5,000	5,537
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2007	5,570	5,962
5.000% due 06/15/2010	320	351
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,207

		14,776

New Mexico 3.2%

New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 06/15/2007	3,205	3,443
New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,617
New Mexico State Severance Special Tax Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2007	6,545	7,017
New Mexico State Severance Special Tax Bonds, Series 2001
5.000% due 07/01/2007	1,000	1,075

		15,152

New York 8.2%

New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,454
New York City Municipal Water Finance Authority Revenue Bonds, (Dexia Credit Local FRNC Insured), Series 2000
1.110% due 06/15/2033 (a)	800	800
New York City Transitional Finance Authority Revenue Bonds, Series 2003
5.250% due 02/01/2012	2,405	2,718
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	800	926
New York State Environmental Facilities Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2010	2,000	2,197
New York State General Obligation Bonds, (Morgan Guaranty Trust Insured), Series 1993
2.250% due 08/15/2019	2,830	2,830
New York State Local Government Assistance Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	556
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2007	3,000	3,232
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,320
New York State Transitional Finance Authority Revenue Bonds, Series 2004-D-1
5.000% due 11/01/2010	3,000	3,318
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,773
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,234
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,742
Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2012	4,000	4,193
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	1,700	1,739
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	1,879

		38,911

88  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
North Carolina 1.3%

Guilford County, North Carolina General Obligation Bonds, Series 2004
4.000% due 10/01/2022	$5,000	$5,253
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,120

		6,373

Ohio 4.9%

Cincinnati, Ohio School District General Obligation Bonds, (FSA Insured), Series 2002
4.500% due 06/01/2007	1,065	1,129
Cleveland, Ohio Public Power System Revenue Bonds, (MBIA Insured), Series 1994-A
0.000% due 11/15/2008	5,480	4,898
Cuyahoga County, Ohio General Obligation Bonds, Series 2000
5.000% due 12/01/2007	2,000	2,167
Ohio State Common Schools General Obligation Bonds, Series 2003
5.000% due 06/15/2007	1,740	1,873
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,572
Ohio State Infrastructure Improvement General Obligation Bonds, Series 1998
5.500% due 08/01/2008	3,370	3,748
Ohio State Mental Health Capability Facilities Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,635
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,228

		23,250

Oklahoma 1.4%

Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,660
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	175	184

		6,844

Oregon 1.2%

Oregon State Department of Administrative Services Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2009	5,030	5,545

Pennsylvania 0.7%

Beaver Falls, Pennsylvania Municipal Authority Water & Hydroelectric Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2007	1,390	1,492
Deer Lakes, Pennsylvania School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	140	142
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	554
Pennsylvania State General Obligation Bonds, Series 2002
5.250% due 02/01/2010	1,000	1,114

		3,302

Puerto Rico 1.1%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2003
5.000% due 07/01/2018	2,000	2,153
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	287
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,865

		5,305

South Carolina 2.2%

South Carolina State Public Service Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2010	6,090	6,729
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010	3,300	3,663

		10,392

Tennessee 1.7%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
8.220% due 12/01/2010 (a)	6,300	7,609
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	380	422

		8,031

Texas 11.1%

Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,212
Austin, Texas Independent School District General Obligation Bonds, (MBIA Insured), Series 1999
5.250% due 08/01/2007	2,350	2,546
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,712
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
4.250% due 12/01/2004	800	803
Fort Worth, Texas Water & Sewage Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,777
Fort Worth, Texas Water & Sewer Revenue Bonds, Series 2003
5.000% due 02/15/2007	3,245	3,462
Harris County Flood Control District, Texas General Obligation Bonds, Series 2004
5.000% due 10/01/2011	5,005	5,552
Harris County, Texas Capital Appreciation General Obligation Bonds, Series 1991
0.000% due 08/01/2008	8,005	7,182
Harris County, Texas General Obligation Bonds, Series 2004
4.000% due 10/01/2006	1,000	1,040
Harris County, Texas Municipal Utility District No. 203 General Obligation Bonds, (MBIA Insured), Series 1990
0.000% due 09/01/2015	240	112
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,157
6.800% due 12/15/2011	3,000	3,657
Kerrville Independent School District, Texas General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2013	2,190	2,431
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	417
Lower Colorado River Authority Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	458
Odessa, Texas Junior College District Revenue Bonds, Series 1995
8.125% due 12/01/2018	260	278
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	825	933
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,173
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2007	2,000	2,145
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	754
University of Texas Revenue Bonds, Series 2004-B
5.250% due 08/15/2013	9,355	10,608

		52,409

Utah 2.9%

Utah State General Obligation Bonds, Series 2002
5.375% due 07/01/2011	10,000	11,387
Utah State General Obligation Bonds, Series 2002-A
5.000% due 07/01/2007	1,800	1,942
Utah Water Financing Agency Revenue Bonds, (AMBAC Insured), Series 2002
3.500% due 07/01/2005	300	304

		13,633

Virginia 1.3%

Chesapeake Bay, Virginia Board & Tunnel District Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 07/01/2009	1,040	1,150
Virginia State Public School Authority Revenue Bonds, Series 2003
5.250% due 08/01/2010	4,640	5,202

		6,352

Washington 7.7%

Energy Northwest Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	2,250	2,497
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,617

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  89

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Northwest Washington Energy & Electric Revenue Bonds, (MBIA Insured), Series 2003
5.500% due 07/01/2012	$1,500	$1,715
Pierce County, Washington School District No. 3 Puyallup General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2011	5,990	6,650
5.000% due 06/01/2013	6,955	7,744
Tobacco Settlement of Washington Authority Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,224
Washington State Motor Vehicle Fuel General Obligation Bonds, Series 2001-D
5.000% due 01/01/2012	2,000	2,173
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2008	1,775	1,566
Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,088
Washington State Public Power Supply System Revenue Bonds, Series 1994
6.000% due 07/01/2007	2,750	3,023

		36,297

Washington, D.C. 0.1%

District of Columbia General Obligation Bonds, (AMBAC Insured), Series 1993
5.400% due 06/01/2006	555	586

West Virginia 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	130	151

Wisconsin 3.0%

Badger Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,259
5.500% due 06/01/2005	5,635	5,705
Marshfield, Wisconsin Hospital Facilities Revenue Bonds, Series 1978
6.625% due 04/01/2006	345	353
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.000% due 04/01/2007	275	281
3.750% due 04/01/2009	240	250
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,095	1,144
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,335
Wisconsin State Petroleum Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,089

		14,416

Total Municipal Bonds & Notes (Cost $479,780)		482,647

SHORT-TERM INSTRUMENTS 2.1%

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $607. Repurchase proceeds are $590.)	590	590

U.S. Treasury Bills 2.0%

1.624% due 12/16/2004 (b)(c)	9,255	9,221

Total Short-Term Instruments (Cost $9,813)		9,811

Total Investments 104.1% (Cost $489,593)		$492,458

Written Options (d) (0.5%) (Premiums $1,754)		(2,152)

Other Assets and Liabilities (Net) (3.6%)		(17,295)

Net Assets 100.0%		$473,011

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities with an aggregate market value of $3,239 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

(c) Securities with an aggregate market value of $5,982 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Short Futures	12/2004	331	$(700)

(d) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	419	$1,380	$1,899
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	239	201	138
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	350	173	115

				$1,754	$2,152

(e) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014	$29,300	$(2,048)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	67,400	787

						$1,261

90  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Short-Term Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.4%

Banking & Finance 4.0%

CIT Group, Inc.
7.125% due 10/15/2004	$9,701	$9,716
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)	4,199	4,300
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	34,910	36,266
Duke Capital Corp.
7.250% due 10/01/2004	2,366	2,366
Ford Motor Credit Co.
7.500% due 03/15/2005	26,531	27,119
7.600% due 08/01/2005	10,500	10,906
7.750% due 03/15/2005	9,195	9,408
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)	1,325	1,329
2.880% due 10/20/2005 (a)	10,660	10,747
3.630% due 05/19/2005 (a)	300	303
4.150% due 02/07/2005	10,445	10,522
5.250% due 05/16/2005	10,500	10,689
5.750% due 11/05/2004	2,910	2,919
6.125% due 09/15/2006	3,182	3,328
GP Canada Finance Co.
7.200% due 12/15/2006	200	214
HBOS Treasury Services PLC
1.710% due 07/29/2005 (a)	1,500	1,501
Household Finance Corp.
6.700% due 11/15/2005	10,500	10,943
Pemex Project Funding Master Trust
3.077% due 01/07/2005 (a)	3,300	3,302
Premium Asset Trust
1.900% due 10/06/2005 (a)	500	501
USAA Capital Corp.
7.050% due 11/08/2006	445	482
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	23,500	23,492
Vita Capital Ltd.
2.950% due 01/01/2007 (a)	3,000	3,019

		183,372

Industrials 3.6%

Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	2,500	2,594
Amoco Corp.
6.250% due 10/15/2004	1,000	1,001
AOL Time Warner, Inc.
5.625% due 05/01/2005	715	728
Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,500	3,872
ChevronTexaco Corp.
6.625% due 10/01/2004	1,000	1,000
Continental Cablevision, Inc.
8.875% due 09/15/2005	200	211
DaimlerChrysler North America Holding Corp.
2.342% due 09/10/2007 (a)	22,000	22,042
2.710% due 08/08/2006 (a)	400	404
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,130
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,274
Halliburton Co.
3.120% due 10/17/2005 (a)	8,750	8,829
HCA, Inc.
6.910% due 06/15/2005	3,000	3,069
ITT Corp.
6.750% due 11/15/2005	5,250	5,460
Kerr-McGee Corp.
5.375% due 04/15/2005	13,120	13,312
MCI, Inc.
5.908% due 05/01/2007	462	459
6.688% due 05/01/2009	462	446
7.735% due 05/01/2014	396	376
Merck & Co., Inc.
4.125% due 01/18/2005	1,175	1,181
MGM Mirage, Inc.
6.950% due 02/01/2005	4,707	4,790
Mirage Resorts, Inc.
6.625% due 02/01/2005	5,250	5,355
7.250% due 10/15/2006	1,500	1,601
News America Holdings
7.430% due 10/01/2026	18,500	21,290
Park Place Entertainment Corp.
7.875% due 12/15/2005	4,884	5,153
Petroleos Mexicanos
6.500% due 02/01/2005	5,250	5,331
Pioneer Natural Resources Co
8.875% due 04/15/2005	10,662	11,000
Procter & Gamble Co.
6.600% due 12/15/2004	1,000	1,009
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	1,500	1,551
TCI Communications, Inc.
7.610% due 10/04/2005	2,385	2,478
Time Warner, Inc.
7.750% due 06/15/2005	5,800	5,983
Tyco International Group S.A.
5.875% due 11/01/2004	6,680	6,698
6.375% due 06/15/2005	9,530	9,776
United Airlines, Inc.
2.020% due 03/02/2049 (a)(b)	8,454	6,936
Waste Management, Inc.
7.000% due 10/01/2004	500	500
Weyerhaeuser Co.
5.500% due 03/15/2005	2,483	2,516
Yum! Brands, Inc.
7.450% due 05/15/2005	2,302	2,367

		163,722

Utilities 3.8%

AEP Texas Central Co.
3.000% due 02/15/2005	3,200	3,206
Appalachian Power Co.
4.800% due 06/15/2005	10,330	10,472
BellSouth Corp.
4.119% due 04/26/2005 (a)	14,000	14,138
Dominion Resources, Inc.
2.011% due 05/15/2006 (a)	3,000	3,007
7.625% due 07/15/2005	6,885	7,150
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	8,450	8,494
3.600% due 06/01/2008	5,635	5,575
5.200% due 12/03/2007	1,150	1,154
Illinois Power Co.
6.750% due 03/15/2005	2,175	2,218
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,741
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	1,760	1,762
Pepco Holdings, Inc.
2.511% due 11/15/2004 (a)	5,000	4,999
3.750% due 02/15/2006	4,500	4,542
Potomac Electric Power Co.
6.500% due 09/15/2005	1,500	1,552
Qwest Corp.
6.625% due 09/15/2005	4,100	4,233
Reliant Energy Resources Corp.
8.125% due 07/15/2005	9,961	10,370
SBC Communications, Inc.
4.250% due 06/05/2021	22,030	22,295
Southern California Edison Co.
1.890% due 01/13/2006 (a)	2,500	2,511
Southwestern Electric Power
4.500% due 07/01/2005	3,385	3,429
Sprint Capital Corp.
7.900% due 03/15/2005 (a)	23,760	24,344
TXU Energy Co. LLC
2.370% due 01/17/2006 (a)	7,200	7,219
United Telephone Co. of Florida
7.250% due 12/15/2004	4,000	4,040
Vodafone Group PLC
7.625% due 02/15/2005	3,000	3,059

		172,510

Total Corporate Bonds & Notes (Cost $519,525)		519,604

MUNICIPAL BONDS & NOTES 0.1%

North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.950% due 06/01/2009 (a)	1,226	1,226
Virginia Public School Authority Revenue Bonds, (State Aid Withholding Insured), Series 2002
5.500% due 08/01/2010	3,000	3,403

Total Municipal Bonds & Notes (Cost $4,668)		4,629

U.S. GOVERNMENT AGENCIES 2.9%

Fannie Mae
1.470% due 10/03/2005 (a)	1,200	1,200
1.880% due 08/25/2043	995	994
1.990% due 08/25/2034 (a)	10,435	10,427
2.040% due 11/26/2032 (a)	6,204	6,185
2.290% due 10/25/2030 (a)	23	23
2.440% due 10/25/2017 (a)	930	939
3.000% due 02/01/2018 (a)	48	49
3.008% due 05/01/2021-04/01/2029 (a)(e)	547	556
3.066% due 01/01/2029 (a)	61	62
3.500% due 04/25/2017	5,567	5,591
3.564% due 08/01/2029 (a)	5,685	5,897
3.614% due 05/01/2036 (a)	31,189	31,871
3.625% due 10/01/2023	41	42
3.970% due 08/01/2026 (a)	50	52
4.099% due 05/01/2036 (a)	566	581
4.140% due 11/01/2025 (a)	60	61
4.411% due 07/01/2029 (a)	866	886
5.151% due 12/01/2040 (a)	2,517	2,590
5.463% due 01/01/2032 (a)	2,517	2,573
6.000% due 02/25/2008	75	76
6.500% due 05/01/2021-10/25/2042 (e)	3,399	3,381
7.000% due 01/01/2005-03/01/2013 (e)	125	133
9.055% due 06/25/2032 (a)	2,033	2,205
Federal Housing Administration
7.350% due 04/01/2019	810	815
7.430% due 09/01/2022	403	408
7.435% due 02/01/2019	332	335
Freddie Mac
1.665% due 11/07/2005 (a)	5,000	5,002
2.160% due 06/15/2031 (a)	1,285	1,290
2.212% due 12/15/2022 (a)	2	2
3.630% due 08/01/2017 (a)	198	200
6.500% due 11/15/2007-07/25/2043 (e)	972	895
7.000% due 05/15/2023 (c)	87	1
Government National Mortgage Association
2.278% due 02/16/2030 (a)	155	156
3.000% due 08/20/2029-02/20/2032 (a)(e)	14,401	14,470
3.250% due 03/20/2029-03/20/2030 (a)(e)	3,664	3,668
3.375% due 05/20/2021-05/20/2030 (a)(e)	17,686	17,905
4.000% due 02/20/2019 (a)	54	54

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  91

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
4.625% due 10/20/2017-10/20/2027 (a)(e)	$2,749	$2,795
4.750% due 07/20/2022-09/20/2027 (a)(e)	1,543	1,565
6.000% due 01/15/2032-03/15/2032 (e)	4,352	4,521
7.500% due 02/20/2030	553	584
8.000% due 07/15/2030-05/15/2032 (e)	634	692
8.500% due 06/20/2027	509	559
Small Business Administration
7.540% due 08/10/2009	487	539

Total U.S. Government Agencies (Cost $132,517)		132,830

U.S. TREASURY OBLIGATIONS 3.5%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (g)	120	128
3.500% due 01/15/2011	435	493
3.625% due 01/15/2008	67,672	74,236
3.875% due 01/15/2009	7,299	8,219
U.S. Treasury Notes
10.375% due 11/15/2009	50,000	50,527
11.750% due 02/15/2010	24,500	25,376

Total U.S. Treasury Obligations (Cost $160,393)		158,979

MORTGAGE-BACKED SECURITIES 4.7%

Ameriquest Mortgage Securities, Inc.
2.320% due 02/25/2034 (a)	2,019	2,013
Bank of America Mortgage Securities, Inc.
5.606% due 10/20/2032 (a)	5,274	5,352
6.332% due 07/25/2032 (a)	1,445	1,479
6.500% due 02/25/2033	3,616	3,669
Bear Stearns Adjustable Rate Mortgage Trust
2.120% due 02/25/2034 (a)	6,877	6,896
5.294% due 10/25/2032 (a)	464	467
Commercial Mortgage Pass-Through Certificates
1.940% due 11/15/2015 (a)	24,741	24,761
Countrywide Alternative Loan Trust
6.500% due 07/25/2032	165	165
Countrywide Home Loans, Inc.
2.110% due 04/25/2034 (a)	931	926
4.945% due 09/19/2032 (a)	1,574	1,585
5.700% due 03/19/2032 (a)	152	156
6.050% due 07/19/2031 (a)	71	74
Credit-Based Asset Servicing & Securitization LLC
2.180% due 01/25/2032 (a)	194	195
CS First Boston Mortgage Securities Corp.
1.850% due 03/25/2032 (a)	450	450
2.230% due 05/25/2032 (a)	2,341	2,338
2.390% due 08/25/2033 (a)	17,963	17,885
First Republic Mortgage Loan Trust
2.060% due 08/15/2032 (a)	26,856	26,871
2.110% due 11/15/2031 (a)	1,802	1,800
2.160% due 06/25/2030 (a)	2,236	2,236
Greenwich Capital Acceptance, Inc.
2.687% due 06/25/2024 (a)	75	76
GSR Mortgage Loan Trust
2.240% due 11/25/2031 (a)	12,898	12,940
Indymac Adjustable Rate Mortgage Trust
4.495% due 01/25/2032 (a)	22	22
6.576% due 01/25/2032 (a)	64	64
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,705	2,692
Mellon Residential Funding Corp.
2.200% due 12/15/2030 (a)	7,575	7,592
2.301% due 10/20/2029 (a)	9,747	9,309
Mortgage Capital Funding, Inc.
7.900% due 02/15/2006	290	306
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	784	799
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (c)	397,002	3,925
Sequoia Mortgage Trust
2.151% due 06/20/2032 (a)	636	635
2.161% due 07/20/2033 (a)	14,271	14,201
2.191% due 10/20/2027 (a)	12,553	12,597
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (a)	757	754
2.161% due 03/19/2033 (a)	9,687	9,709
Structured Asset Securities Corp.
2.000% due 08/25/2033 (a)	302	303
2.130% due 01/25/2033 (a)	6,712	6,707
2.340% due 07/25/2032 (a)	8,067	8,092
6.111% due 02/25/2032 (a)	1,207	1,215
6.150% due 07/25/2032 (a)	4,052	4,113
7.000% due 11/25/2031	158	161
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	415	425
Washington Mutual Mortgage Securities Corp.
2.780% due 06/25/2042 (a)	13,428	13,569
3.503% due 01/25/2041 (a)	333	335
5.410% due 02/25/2033 (a)	2,847	2,875
Washington Mutual, Inc.
5.149% due 10/25/2032 (a)	4,184	4,248

		216,982

Total Mortgage-Backed Securities (Cost $ 217,580)		216,982

ASSET-BACKED SECURITIES 5.5%

Advanta Revolving Home Equity Loan Trust
2.210% due 01/25/2024 (a)	40	40
Ameriquest Mortgage Securities, Inc.
2.150% due 04/25/2032 (a)	464	464
2.250% due 02/25/2033 (a)	1,997	2,003
2.250% due 03/25/2033 (a)	1,491	1,496
Amortizing Residential Collateral Trust
2.130% due 07/25/2032 (a)	165	165
2.190% due 10/25/2031 (a)	2,037	2,042
Argent Securities, Inc.
2.020% due 09/25/2034 (a)	1,400	1,400
2.290% due 09/25/2033 (a)	2,921	2,932
Bear Stearns Asset-Backed Securities, Inc.
2.040% due 06/15/2043 (a)	273	274
2.170% due 10/25/2032 (a)	2,977	2,982
2.290% due 07/25/2033 (a)	8,418	8,437
Brazos Student Loan Finance Co.
2.570% due 06/01/2023 (a)	7,976	8,067
Centex Home Equity
2.100% due 04/25/2032 (a)	1,264	1,265
2.140% due 09/26/2033 (a)	5,336	5,345
Chase Credit Card Master Trust
1.810% due 07/16/2007 (a)	13,300	13,312
Chase Funding Loan Acquisition Trust
2.080% due 07/25/2030 (a)	2,136	2,139
2.190% due 07/25/2031 (a)	195	195
Chase Funding Mortgage Loan Asset-Backed Certificates
1.840% due 10/25/2030 (a)	330	330
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)	358	358
Citifinancial Mortgage Securities, Inc.
2.140% due 09/25/2032 (a)	678	679
2.140% due 01/25/2033 (a)	40	40
Conseco Finance Securitizations Corp.
7.350% due 10/15/2030	125	125
Countrywide Asset-Backed Certificates
1.980% due 11/25/2020 (a)	51	52
1.990% due 12/25/2034 (a)	1,000	1,000
2.080% due 12/25/2031 (a)	214	214
2.090% due 07/25/2018 (a)	636	636
2.210% due 05/25/2032 (a)	1,866	1,870
3.644% due 10/25/2017	8,033	8,047
Countrywide Home Equity Loan Trust
2.000% due 08/15/2025 (a)	170	170
CS First Boston Mortgage Securities Corp.
2.280% due 08/25/2032 (a)	1,524	1,528
Delta Funding Home Equity Loan Trust
2.170% due 09/15/2029 (a)	136	137
Equity One ABS, Inc.
2.140% due 04/25/2034 (a)	13,575	13,554
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.190% due 09/25/2032 (a)	22	22
2.820% due 02/25/2034 (a)	7,188	7,202
Fremont Home Loan Trust
2.180% due 02/25/2033 (a)	3,969	3,975
GMAC Mortgage Corp. Loan Trust
2.101% due 06/18/2027 (a)	304	305
GSAMP Trust
2.160% due 07/25/2032 (a)	713	717
HFC Home Equity Loan Asset-Backed Certificates
2.101% due 05/20/2031 (a)	612	612
2.161% due 10/20/2032 (a)	2,635	2,639
Home Equity Asset Trust
1.780% due 12/25/2034 (a)	1,274	1,274
2.030% due 06/25/2034 (a)	9,543	9,550
2.240% due 09/25/2033 (a)	416	417
2.250% due 03/25/2033 (a)	2,130	2,136
2.260% due 01/15/2034 (a)	2,526	2,534
2.300% due 05/25/2033 (a)	2,922	2,936
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	732	734
Irwin Home Equity Loan Trust
2.110% due 07/25/2032 (a)	2,087	2,089
2.130% due 06/25/2029 (a)	295	295
2.360% due 06/25/2028 (a)	4,165	4,180
Long Beach Mortgage Loan Trust
2.090% due 09/25/2031 (a)	190	189
2.120% due 11/25/2009 (a)	1,158	1,159
2.160% due 06/25/2033 (a)	4,307	4,314
2.190% due 03/25/2032 (a)	1,731	1,736
2.240% due 03/25/2033 (a)	2,852	2,858
Meritage Mortgage Loan Trust
1.980% due 01/25/2035 (a)	2,274	2,273
Merrill Lynch Mortgage Investors, Inc.
1.940% due 12/25/2034 (a)	1,460	1,461
2.160% due 05/25/2033 (a)	357	358
2.200% due 11/25/2033 (a)	859	861
MLCC Mortgage Investors, Inc.
2.140% due 03/15/2025 (a)	1,890	1,895
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.950% due 05/25/2033 (a)	145	145
1.980% due 08/25/2034 (a)	1,249	1,248
2.180% due 08/25/2033 (a)	9,043	9,059
Morgan Stanley Dean Witter Capital I, Inc.
2.140% due 09/25/2032 (a)	1,363	1,364
2.170% due 07/25/2032 (a)	402	403
2.210% due 07/25/2030 (a)	298	298
Morgan Stanley Warehouse Facilities
1.390% due 07/06/2005 (a)	22,000	21,985
New York City Tax Lien
5.590% due 09/10/2014	468	468
Ocwen Mortgage Loan Asset-Backed Certificates
2.150% due 10/25/2029 (a)	1,654	1,655
Option One Mortgage Loan Trust
1.950% due 05/25/2034 (a)	2,976	2,978
1.960% due 06/25/2033 (a)	90	91
2.110% due 06/25/2032 (a)	232	232
2.110% due 08/25/2032 (a)	1,819	1,822
Owens-Illinois, Inc.
4.450% due 04/01/2008 (a)	8,600	8,614
Quest Trust
2.400% due 06/25/2034 (a)	11,141	11,148

92  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Renaissance Home Equity Loan Trust
2.280% due 08/25/2033 (a)		$4,892	$4,905
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)		5,322	5,326
1.940% due 08/25/2022 (a)		1,746	1,747
1.970% due 06/25/2018 (a)		2,768	2,770
2.170% due 12/25/2033 (a)		10,178	10,162
Residential Asset Securities Corp.
2.070% due 09/25/2031 (a)		1,839	1,841
2.140% due 01/25/2034 (a)		3,232	3,234
SACO I, Inc.
2.030% due 11/01/2034 (a)		2,500	2,500
Salomon Brothers Mortgage Securities VII, Inc.
2.140% due 03/25/2032 (a)		918	919
Saxon Asset Securities Trust
2.140% due 06/25/2033 (a)		1,035	1,037
2.240% due 12/25/2032 (a)		2,615	2,622
Sears Credit Account Master Trust
2.140% due 11/17/2009 (a)		3,900	3,906
5.250% due 10/16/2008		331	332
6.450% due 11/17/2009		4,775	4,882
Specialty Underwriting & Residential Finance
2.180% due 01/25/2034 (a)		3,191	3,195
Structured Asset Investment Loan Trust
1.940% due 04/25/2033 (a)		671	672
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006		498	510
Terwin Mortgage Trust
2.420% due 06/25/2033 (a)		1,606	1,607

Total Asset-Backed Securities (Cost $253,426)			253,696

SOVEREIGN ISSUES 1.6%

Republic of Brazil
2.062% due 04/15/2006 (a)		34,701	34,666
2.125% due 04/15/2009 (a)		22,320	21,915
2.125% due 04/15/2012 (a)		5,942	5,542
8.000% due 04/15/2014 (a)		516	514
10.000% due 01/16/2007		2,520	2,811
11.500% due 03/12/2008		2,600	3,009
Russian Federation
8.750% due 07/24/2005		5,150	5,376

Total Sovereign Issues (Cost $69,642)			73,833

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.7%

France Telecom S.A.
4.000% due 11/29/2005	EC	2,000	2,508
Tyco International Group S.A.
4.375% due 11/19/2004		12,130	15,132
United Kingdom Gilt
5.000% due 03/07/2008	BP	7,675	14,032

Total Foreign Currency-Denominated Issues (Cost $30,966)			31,672

SHORT-TERM INSTRUMENTS 72.6%

Certificates of Deposit 9.8%

Bank of America N.A.
1.640% due 11/10/2004		$93,600	93,600
Citibank New York N.A.
1.560% due 10/25/2004		46,000	46,000
1.640% due 11/08/2004		85,000	85,000
1.650% due 11/15/2004		5,000	5,000
1.710% due 11/29/2004		5,000	5,000
Dexia Bank New York N.A.
1.780% due 12/10/2004		74,500	74,227
Wells Fargo Bank N.A.
1.600% due 10/04/2004		94,500	94,500
1.650% due 10/07/2004		45,000	45,000

			448,327

Commercial Paper 56.6%

Altria Group, Inc.
1.800% due 10/29/2004		26,950	26,950
Bank of Ireland
1.900% due 12/31/2004		6,000	5,971
Comcast Corp.
1.940% due 11/15/2004		21,240	21,189
1.950% due 11/15/2004		6,000	5,985
Danske Corp.
1.785% due 12/16/2004		9,300	9,263
1.845% due 12/20/2004		106,900	106,448
1.850% due 12/27/2004		23,900	23,789
Delphi Corp.
1.841% due 11/02/2004		9,840	9,840
2.090% due 04/11/2005		3,600	3,559
Fannie Mae
1.010% due 12/01/2004		10,003	9,971
1.010% due 01/03/2005		57,077	56,790
1.010% due 01/04/2005		30,000	29,847
1.010% due 04/01/2005		27,671	27,377
1.180% due 11/01/2004		92,800	92,674
1.455% due 10/06/2004		79,600	79,584
1.526% due 10/20/2004		24,200	24,180
1.530% due 10/20/2004		39,200	39,168
1.550% due 10/27/2004		16,900	16,881
1.560% due 11/03/2004		55,800	55,716
1.594% due 12/01/2004		47,300	47,151
1.690% due 11/08/2004		46,700	46,617
1.730% due 10/08/2004		90,900	90,870
1.731% due 12/08/2004		23,900	23,815
1.739% due 12/08/2004		46,600	46,435
1.760% due 12/08/2004		46,600	46,435
2.073% due 12/01/2004		5,000	4,984
2.771% due 12/01/2004		18,171	18,114
Federal Home Loan Bank
1.439% due 10/08/2004		3,800	3,799
1.550% due 10/01/2004		431,300	431,300
1.652% due 11/26/2004		200	199
Ford Motor Credit Co.
2.520% due 04/07/2005		4,700	4,648
Freddie Mac
1.450% due 10/05/2004		29,600	29,595
1.520% due 10/13/2004		46,700	46,676
1.530% due 10/15/2004		34,800	34,779
1.540% due 10/18/2004		46,900	46,866
1.545% due 10/25/2004		174,500	174,319
1.545% due 11/12/2004		38,900	38,829
1.560% due 10/20/2004		46,400	46,362
1.570% due 11/15/2004		46,000	45,910
1.579% due 11/22/2004		46,000	45,895
1.890% due 03/07/2005		50	50
1.960% due 04/18/2005		25	25
General Motors Acceptance Corp.
2.362% due 03/21/2005		1,240	1,228
2.436% due 04/05/2005		6,700	6,627
2.495% due 04/05/2005		5,000	4,946
HBOS Treasury Services PLC
1.515% due 10/15/2004		25,000	24,985
1.520% due 10/15/2004		11,300	11,293
1.590% due 10/25/2004		50,000	49,947
1.635% due 11/22/2004		44,900	44,794
Rabobank USA Financial Corp.
1.860% due 10/01/2004		127,100	127,100
Republic of Italy
1.420% due 10/13/2004		18,000	17,991
Royal Bank of Scotland PLC
1.780% due 12/10/2004		119,100	118,664
TotalFinaElf Capital S.A.
1.880% due 10/01/2004		127,100	127,100
UBS Finance, Inc.
1.675% due 11/24/2004		2,000	1,995
1.690% due 11/29/2004		10,400	10,371
1.700% due 11/30/2004		500	498
1.835% due 12/22/2004		125,800	125,254
1.850% due 12/21/2004		400	398
1.940% due 01/25/2005		500	497

			2,592,543

Repurchase Agreement 1.0%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae1.500% due 08/15/2005 valued at $45,888. Repurchase proceeds are $44,985.)		44,983	44,983

U.S. Treasury Bills 5.2%

1.538% due 12/02/2004-12/16/2004 (e)(f)(g)		237,940	236,991

Total Short-Term Instruments (Cost $3,323,399)			3,322,844

Total Investments 103.0% (Cost $4,712,116)			$4,715,069

Written Options (i) (0.1%) (Premiums $2,314)			(4,182)

Other Assets and Liabilities (Net) (2.9%)			(132,422)

Net Assets 100.0%			$4,578,465

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $3,738 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $2,779 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bobl 5-Year Note Long Futures	12/2004	429	$260
U.S. Treasury 10-Year Note Long Futures	12/2004	1,840	955
U.S. Treasury 5-Year Note Long Futures	12/2004	29	16

			$1,231

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  93

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2004 (Unaudited)

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	67,600	$456
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	123,800	739
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	297,000	699
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		$7,900	(334)
Lehman Brothers, Inc.	3-month LIBOR plus 1.150%	Receive	7.430%	10/01/2006		18,500	(1,180)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Receive	7.750%	06/15/2005		5,000	(171)

							$209

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	$2,920	$12
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,000	8
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	5,000	(13)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/21/2004	6,300	0
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	11,500	45
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	5,000	20
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	7,000	12
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,000	17
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	2,000	4
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	800	1
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	900	1
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	1,100	1
Merrill Lynch & Co., Inc.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.500%	01/16/2005	925	45
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	1,400	5
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	2,000	19
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	2,100	4
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	1,100	2

						$183

(i)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	$55,570	$1,089	$2,482
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	55,570	1,225	0

		Exercise Price
Call - OTC News America Holdings	Lehman Brothers, Inc.	$100		10/01/2006	18,500	0	1,700

						$2,314	$4,182

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$6,625	$7,258	$7,237
U.S. Treasury Note	4.250	08/15/2013	165,770	168,302	167,085

				$175,560	$174,322

(k)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3,921	10/2004	$0	$(138)	$(138)
Buy	EC	7,859	10/2004	150	0	150
Sell		17,410	10/2004	0	(505)	(505)

				$150	$(643)	$(493)

94  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

StocksPLUS Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.9%

Banking & Finance 3.1%

CIT Group, Inc.
7.125% due 10/15/2004	$2,000	$2,003
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)	2,000	2,001
7.500% due 03/15/2005	1,600	1,635
7.750% due 03/15/2005	400	409
2.060% due 07/18/2005 (a)	5,900	5,906
7.600% due 08/01/2005	8,600	8,932
General Motors Acceptance Corp.
3.820% due 03/04/2005 (a)	2,600	2,616
5.250% due 05/16/2005	3,100	3,156
2.880% due 10/20/2005 (a)	12,600	12,703
National Australia Bank Ltd.
2.355% due 05/19/2010 (a)	11,700	11,680
Phoenix Quake Wind Ltd.
4.455% due 07/03/2008 (a)	500	518
4.455% due 07/03/2008 (a)	600	622
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	6,100	6,098
Vita Capital Ltd.
3.325% due 01/01/2007 (a)	300	302

		58,581

Industrials 3.0%

Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	2,000	2,075
Alcan, Inc.
2.100% due 12/08/2004 (a)	6,300	6,300
AOL Time Warner, Inc.
5.625% due 05/01/2005	2,800	2,851
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	16,400	16,644
2.750% due 09/26/2005 (a)	1,100	1,106
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,454
Enron Corp.
8.000% due 08/15/2005 (b)	1,100	473
General Motors Corp.
7.500% due 05/15/2006	5,300	5,631
Host Marriott LP
8.375% due 02/15/2006	750	795
Kerr-McGee Corp.
5.375% due 04/15/2005	7,965	8,082
Kraft Foods, Inc.
1.960% due 11/26/2004 (a)	3,900	3,899
Waste Management, Inc.
7.000% due 10/01/2004	1,000	1,000

		56,310

Utilities 2.8%

Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	11,400	11,459
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	14,700	14,715
Sprint Capital Corp.
7.900% due 03/15/2005	1,500	1,537
7.125% due 01/30/2006	6,200	6,540
TXU Energy Co. LLC
2.380% due 01/17/2006 (a)	18,100	18,147

		52,398

Total Corporate Bonds & Notes (Cost $167,564)		167,289

MUNICIPAL BONDS & NOTES 0.2%

Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,075	3,079

Total Municipal Bonds & Notes (Cost $3,060)		3,079

U.S. GOVERNMENT AGENCIES 4.5%

Fannie Mae
1.960% due 03/25/2034 (a)	9,086	9,042
2.240% due 11/25/2032 (a)	5,931	5,937
2.816% due 05/01/2022 (a)	20	21
3.008% due 04/01/2018 (a)	71	72
4.100% due 07/01/2018 (a)	316	320
4.243% due 11/01/2027 (a)	90	92
4.337% due 11/01/2028 (a)	134	136
4.385% due 07/01/2028 (a)	89	90
4.409% due 04/01/2028 (a)	83	84
4.448% due 11/01/2028 (a)	106	108
4.766% due 12/01/2036 (a)	3,729	3,830
4.841% due 02/01/2027 (a)	12	13
5.000% due 04/25/2033	7,355	7,417
5.005% due 12/01/2023 (a)	7	7
5.039% due 09/01/2034 (a)	3,974	4,024
5.174% due 04/01/2033 (a)	2,360	2,420
5.598% due 08/01/2029 (a)	77	78
5.995% due 04/25/2020	8	8
6.000% due 01/01/2016-10/01/2033 (e)	8,382	8,797
6.500% due 09/01/2005-01/01/2033 (e)	1,157	1,210
6.500% due 09/25/2008 (c)	18	1
6.500% due 03/25/2023 (c)	253	12
7.000% due 02/01/2015-03/01/2015 (e)	3,342	3,549
7.500% due 09/01/2015-05/01/2016 (e)	2,621	2,790
8.000% due 03/01/2030-07/01/2031 (e)	541	588
Freddie Mac
3.319% due 12/01/2022 (a)	129	133
3.327% due 06/01/2022 (a)	105	108
3.640% due 07/01/2019 (a)	899	926
5.500% due 11/15/2015-08/15/2030 (e)	2,349	2,366
5.700% due 02/15/2031	2,119	2,144
6.000% due 03/01/2016-10/01/2033 (e)	12,142	12,567
6.500% due 10/25/2043	5,602	5,932
8.500% due 04/01/2025-06/01/2025 (e)	30	33
Government National Mortgage Association
2.211% due 09/20/2030 (a)	14	14
3.375% due 02/20/2026-02/20/2028 (a)(e)	2,566	2,591
4.625% due 12/20/2022-12/20/2027 (a)(e)	1,062	1,079
4.750% due 07/20/2018-07/20/2027 (a)(e)	5,054	5,125
8.000% due 04/20/2030	615	668

Total U.S. Government Agencies (Cost $84,343)		84,332

U.S. TREASURY OBLIGATIONS 9.0%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	80,577	86,113
3.625% due 01/15/2008 (g)	53,228	58,390
3.875% due 01/15/2009	462	520
4.250% due 01/15/2010	1,576	1,830
3.500% due 01/15/2011	871	986
3.000% due 07/15/2012	3,582	3,967
2.375% due 01/15/2025	7,034	7,330
U.S. Treasury Bond
6.250% due 05/15/2030	9,000	10,685

Total U.S. Treasury Obligations (Cost $168,288)		169,821

MORTGAGE-BACKED SECURITIES 4.8%

Bank Mart
3.107% due 03/01/2019 (a)(i)(k)	1,518	1,471
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	3,039	3,140
Bear Stearns Adjustable Rate Mortgage Trust
5.940% due 06/25/2032 (a)	655	656
5.378% due 01/25/2033 (a)	1,077	1,089
5.122% due 03/25/2033 (a)	1,680	1,692
4.330% due 01/25/2034 (a)	3,304	3,324
4.784% due 01/25/2034 (a)	6,026	6,080
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	5,308	5,430
CS First Boston Mortgage Securities Corp.
2.310% due 11/25/2031 (a)	544	545
2.240% due 02/25/2032 (a)	354	354
1.727% due 03/25/2032 (a)	4,770	4,775
5.060% due 06/25/2032 (a)	317	321
6.233% due 06/25/2032 (a)	497	502
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	269	269
Fund America Investors Corp.
3.510% due 06/25/2023 (a)	33	34
GSR Mortgage Loan Trust
2.190% due 01/25/2034 (a)	1,448	1,451
Impac CMB Trust
2.240% due 07/25/2033 (a)	4,984	4,989
2.220% due 10/25/2033 (a)	871	870
2.090% due 01/25/2034 (a)	4,850	4,856
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,488	3,471
Mellon Residential Funding Corp.
2.000% due 06/15/2030 (a)	9,263	9,224
Merrill Lynch Mortgage Investors, Inc.
2.822% due 01/25/2029 (a)	7,777	8,193
4.910% due 12/25/2032 (a)	1,363	1,361
Prime Mortgage Trust
2.240% due 02/25/2019 (a)	555	556
2.240% due 02/25/2034 (a)	2,116	2,117
Resecuritization Mortgage Trust
2.090% due 04/26/2021 (a)	18	17
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,780	1,813
Salomon Brothers Mortgage Securities VII, Inc.
4.574% due 12/25/2030 (a)	1,925	1,958
Structured Asset Mortgage Investments, Inc.
9.440% due 06/25/2029 (a)	2,377	2,553
Structured Asset Securities Corp.
2.140% due 10/25/2027 (a)	2,167	2,168
2.320% due 03/25/2031 (a)	607	625
2.000% due 08/25/2033 (a)	948	948
3.870% due 09/25/2036 (a)	41	41
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	391	394
3.066% due 02/27/2034 (a)	3,862	3,877
2.780% due 06/25/2042 (a)	8,868	8,960

		90,124

Total Mortgage-Backed Securities (Cost $90,011)		90,124

ASSET-BACKED SECURITIES 4.6%

AFC Home Equity Loan Trust
1.990% due 06/25/2028 (a)	1,444	1,443
Ameriquest Mortgage Securities, Inc.
2.150% due 05/25/2032 (a)	172	172
2.110% due 08/25/2032 (a)	863	864
1.920% due 05/25/2034 (a)	7,357	7,356
Amortizing Residential Collateral Trust
2.160% due 07/25/2032 (a)	1,220	1,222

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  95

Schedule of Investments (Cont.)

StocksPLUS Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
Chase Funding Mortgage Loan Asset-Backed Certificates
1.950% due 09/25/2021 (a)		$10,489	$10,495
2.210% due 10/25/2032 (a)		2,099	2,107
Countrywide Asset-Backed Certificates
2.090% due 07/25/2018 (a)		1,785	1,787
1.980% due 11/25/2020 (a)		46	46
1.930% due 06/25/2022 (a)		12,525	12,533
2.060% due 05/25/2029 (a)		719	719
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)		1,184	1,186
2.170% due 05/25/2043 (a)		1,623	1,624
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.890% due 10/25/2034 (a)		4,400	4,393
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)		5,038	5,047
Home Equity Asset Trust
2.090% due 04/25/2034 (a)		1,583	1,585
Indymac Home Equity Loan Asset-Backed Trust
2.290% due 10/25/2033 (a)		2,347	2,353
Irwin Home Equity Loan Trust
2.090% due 11/25/2028 (a)		7,663	7,665
Merrill Lynch CLO Pilgrim-3
2.260% due 06/23/2010 (a)		3,502	3,479
Novastar Home Equity Loan
2.115% due 04/25/2028 (a)		467	467
Residential Asset Mortgage Products, Inc.
2.090% due 02/25/2034 (a)		12,208	12,204
Residential Asset Securities Corp.
1.960% due 06/25/2025 (a)		3,019	3,021
2.140% due 01/25/2034 (a)		4,078	4,081
Structured Asset Investment Loan Trust
1.980% due 08/25/2010 (a)		1,001	1,001

Total Asset-Backed Securities (Cost $86,842)			86,850

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.5%

Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	9,750	8,360

Total Foreign Currency-Denominated Issues (Cost $9,629)			8,360

SOVEREIGN ISSUES 1.5%

Hydro - Quebec
2.142% due 09/29/2049 (a)		$1,200	1,133
Republic of Brazil
2.062% due 04/15/2006 (a)		3,728	3,724
10.000% due 01/16/2007		3,000	3,346
2.125% due 04/15/2009 (a)		706	693
2.125% due 04/15/2009 (a)		2,941	2,888
Russian Federation
8.750% due 07/24/2005		12,000	12,527
United Mexican States
2.290% due 01/13/2009 (a)		4,700	4,751

Total Sovereign Issues (Cost $25,428)			29,062

PURCHASED PUT OPTIONS 0.0%

	# of Contracts
Eurodollar June Futures (CME)
Strike @ 94.500 Exp. 06/13/2005		1,041	7
Eurodollar September Futures (CME)
Strike @ 93.250 Exp. 09/19/2005		2,114	27
S&P 500 Index December Futures (CME)
Strike @ 750.000 Exp. 12/17/2004		525	0
Strike @ 700.000 Exp. 12/17/2004		400	20
S&P 500 Index December Futures (OTC)
Strike @ 700.000 Exp. 12/31/2004		316	0
U.S. Treasury 10-Year Futures (CBOT)
6.000% due 12/31/2004 Strike @ 100.000 Exp. 11/26/2004		600	9

Total Purchased Put Options (Cost $136)			63

PREFERRED SECURITY 0.5%

	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,815

Total Preferred Security (Cost $9,564)			9,815

SHORT-TERM INSTRUMENTS 64.4%
	Principal Amount (000s)

Certificates of Deposit 7.9%

Bank of America N.A.
1.640% due 11/10/2004		$35,400	35,400
Citibank New York N.A.
1.600% due 11/12/2004		34,400	34,400
1.650% due 11/15/2004		700	700
1.650% due 11/19/2004		100	100
1.750% due 12/07/2004		1,200	1,200
1.880% due 12/22/2004		1,100	1,100
1.920% due 12/29/2004		18,100	18,100
Wells Fargo Bank N.A.
1.600% due 10/04/2004		100	100
1.610% due 10/05/2004		36,300	36,300
1.620% due 10/06/2004		600	600
1.650% due 10/07/2004		16,900	16,900
1.780% due 11/12/2004		2,800	2,800

			147,700

Commercial Paper 41.1%

Altria Group, Inc.
1.800% due 10/29/2004		2,100	2,100
Comcast Corp.
2.090% due 10/22/2004		12,100	12,085
Danske Corp.
1.665% due 11/22/2004		39,700	39,605
1.765% due 12/09/2004		16,100	16,042
1.785% due 12/16/2004		1,100	1,096
Delphi Corp.
2.090% due 04/11/2005		8,800	8,793
Fannie Mae
1.010% due 10/01/2004		11,000	11,000
1.455% due 10/06/2004		22,600	22,595
1.530% due 10/20/2004		18,000	17,985
1.559% due 10/27/2004		8,400	8,390
1.180% due 11/01/2004		36,200	36,151
1.690% due 11/08/2004		18,600	18,567
1.578% due 11/17/2004		17,300	17,264
1.579% due 11/17/2004		16,600	16,565
1.635% due 11/24/2004		38,000	37,901
1.594% due 12/01/2004		18,100	18,043
1.687% due 12/01/2004		29,700	29,606
1.731% due 12/08/2004		13,300	13,253
1.739% due 12/08/2004		18,600	18,534
1.760% due 12/08/2004		37,300	37,168
1.780% due 12/15/2004		37,900	37,751
Federal Home Loan Bank
1.740% due 10/20/2004		7,300	7,293
Freddie Mac
1.450% due 10/05/2004		12,500	12,498
1.540% due 10/18/2004		17,200	17,188
1.560% due 10/20/2004		18,100	18,085
1.545% due 10/25/2004		15,400	15,384
1.540% due 11/08/2004		11,500	11,481
1.777% due 12/14/2004		37,900	37,753
General Electric Capital Corp.
1.800% due 12/14/2004		51,000	50,802
HBOS Treasury Services PLC
1.320% due 10/01/2004		1,100	1,100
1.515% due 10/15/2004		16,300	16,290
1.785% due 12/09/2004		18,500	18,433
1.780% due 12/10/2004		19,800	19,728
Rabobank USA Financial Corp.
1.860% due 10/01/2004		20,300	20,300
Royal Bank of Scotland PLC
1.780% due 12/10/2004		51,000	50,813
UBS Finance, Inc.
1.675% due 11/24/2004		4,200	4,189
1.690% due 11/29/2004		49,000	48,864
1.700% due 11/30/2004		800	797
1.850% due 12/21/2004		1,600	1,593

			773,085

Repurchase Agreement 3.2%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae1.500% due 08/15/2005 valued at $10,263 and Freddie Mac 2.875% due 09/15/2005 valued at$51,004. Repurchase proceeds are $60,059.)		60,057	60,057

U.S. Treasury Bills 12.2%

1.567% due 12/02/2004-12/16/2004 (e)(f)(g)		229,325	228,451

Total Short-Term Instruments (Cost $1,209,518)			1,209,293

Total Investments 98.9% (Cost $1,854,383)			$1,858,088

Other Assets and Liabilities (Net) 1.1%			20,713

Net Assets 100.0%			$1,878,801

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $748 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

96  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(g)	Securities with an aggregate market value of $124,360 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,118	$(234)
Eurodollar September Long Futures	09/2005	2,037	(86)
Eurodollar December Long Futures	12/2004	124	(7)
Euribor December Long Futures	12/2005	530	327
Euribor June Long Futures	06/2005	468	393
Euribor Purchased Put Options Strike @ 92.500	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 95.000	03/2005	160	(3)
Euribor Purchased Put Options Strike @ 95.875	12/2004	80	(1)
Euribor Purchased Put Options Strike @ 96.375	12/2004	548	(8)
Euribor September Long Futures	09/2005	365	337
Euro-Bobl 5-Year Note Long Futures	12/2004	16	14
Euro-Bund 10-Year Note Long Futures	12/2004	33	(14)
Government of Japan 10-Year Note Long Futures	12/2004	22	300
S&P 500 Index December Long Futures	12/2004	8,913	1,280
S&P 500 Index December Long Futures	12/2004	4,563	2,468
U.S. Treasury 10-Year Note Long Futures	12/2004	2,027	790
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 93.875	06/2005	1,200	(13)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	1,616	469

			$6,003

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY 387,100	$(58)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	270,000	(84)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	1,710,000	(409)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012	500,000	(158)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2009	$3,900	97
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009	10,600	269

						$(343)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	$5,300	$11

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.040%	04/29/2005	11,569	$0
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.050%	06/17/2005	45,088	0

					$0

(i)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
Bank Mart	07/07/1995	$1,523	$1,471	0.08%

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  97

Schedule of Investments (Cont.)

StocksPLUS Fund

September 30, 2004 (Unaudited)

(j)	Short sales open at September 30, 2004 were as follows:

Type		Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond		6.250	05/15/2030	27,800	$33,004	$32,945
U.S. Treasury Note		3.625	05/15/2013	34,100	33,277	33,559
U.S. Treasury Note		4.250	11/15/2013	30,400	30,801	31,047
U.S. Treasury Note		4.000	02/15/2014	128,500	127,547	128,626

					$224,629	$226,177

(k) Forward foreign currency contracts outstanding at September 30, 2004:
Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EC	5,140	10/2004	$0	$(149)	$(149)
Sell	N$	11,459	10/2004	0	(205)	(205)

				$0	$(354)	$(354)

(k)	The aggregate value of fair valued securities is $1,471, which is 0.08% of net assets, which have not been valued utilizing an independent quote and pursuant to guidelines established by the Board of Trustees.

98  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

StocksPLUS Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.3%

Banking & Finance 0.7%

CIT Group, Inc.
2.670% due 01/31/2005 (a)	$50	$50
Ford Motor Credit Co.
3.045% due 10/25/2004 (a)	1,000	1,001
General Motors Acceptance Corp.
2.400% due 10/20/2005 (a)	600	605
3.340% due 03/04/2005 (a)	100	101
5.250% due 05/16/2005	300	305
National Australia Bank Ltd.
1.883% due 05/19/2010 (a)	600	599
Pemex Project Funding Master Trust
7.375% due 12/15/2014	10	11
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	800	800

		3,472

Industrials 0.0%

DaimlerChrysler North America Holding Corp.
2.386% due 09/26/2005 (a)	40	40

Utilities 0.6%

AEP Texas Central Co.
2.500% due 02/15/2005 (a)	5	5
Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)	300	301
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	2,600	2,603

		2,909

Total Corporate Bonds & Notes (Cost $6,413)		6,421

MUNICIPAL BONDS & NOTES 1.7%

Florida State Board of Education General Obligation Bonds, Series 2003
5.000% due 06/01/2031	800	816
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	25	25
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	1,000	1,020
Metropolitan Transportation Authority, New York Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	500	512
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/15/2011	800	891
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	40	40
New Jersey Tobaco Settlement Financing Corp.
5.750% due 06/01/2032	3,245	2,988
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033	600	614
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 10/01/2033	1,200	1,223

Total Municipal Bonds & Notes (Cost $8,152)		8,129

U.S. GOVERNMENT AGENCIES 13.2%

Fannie Mae
1.735% due 03/25/2034 (a)	1,499	1,491
1.965% due 03/25/2044 (a)	2,282	2,286
2.015% due 11/25/2032 (a)	220	220
3.660% due 05/01/2036 (a)	29	29
4.783% due 12/01/2036 (a)	129	133
5.000% due 11/01/2017-10/14/2034 (b)	44,438	44,630
5.070% due 09/01/2034 (a)	159	161
5.229% due 04/01/2033 (a)	86	88
5.500% due 03/01/2034-10/14/2034 (b)	5,554	5,630
6.000% due 07/25/2024	2,456	2,491
6.500% due 05/01/2032-08/01/2032 (b)	12	13
7.000% due 09/01/2013	31	32
8.000% due 12/01/2030	7	7
Freddie Mac
1.958% due 07/15/2016 (a)	3,274	3,277
3.375% due 02/01/2024 (a)	34	35
4.500% due 10/01/2007	107	108
5.000% due 08/15/2013	753	760
5.500% due 08/15/2030	265	267
5.700% due 02/15/2031	30	30
6.000% due 02/15/2030	1,531	1,555
8.000% due 01/01/2017	72	79
Government National Mortgage Association
3.000% due 05/20/2034 (a)	494	492
4.375% due 03/20/2027 (a)	10	11
8.000% due 02/15/2030	5	5
Small Business Administration
5.520% due 06/01/2024	1,600	1,669

Total U.S. Government Agencies (Cost $65,461)		65,499

U.S. TREASURY OBLIGATIONS 19.4%

Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014	4,421	4,521
2.375% due 01/15/2025	3,015	3,141
3.000% due 07/15/2012	2,107	2,334
3.500% due 01/15/2011	435	493
3.625% due 01/15/2008	37,846	41,517
3.875% due 01/15/2009	13,305	14,982
4.250% due 01/15/2010	7,655	8,887
U.S. Treasury Bonds
5.375% due 02/15/2031	200	214
6.250% due 05/15/2030	600	712
U.S. Treasury Note
2.500% due 09/30/2006	19,600	19,564

Total U.S. Treasury Obligations (Cost $96,012)		96,365

MORTGAGE-BACKED SECURITIES 2.3%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2019	507	523
6.500% due 02/25/2033	145	147
Bear Stearns Adjustable Rate Mortgage Trust
4.380% due 01/25/2034 (a)	211	212
4.784% due 12/25/2033 (a)	420	424
5.122% due 03/25/2033 (a)	16	16
5.378% due 01/25/2033 (a)	3	3
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	483	494
Countrywide Home Loans, Inc.
1.885% due 04/25/2034 (a)	1,163	1,158
5.449% due 05/19/2032 (a)	1	1
CS First Boston Mortgage Securities Corp.
5.728% due 10/25/2032 (a)	1,306	1,320
5.752% due 05/25/2032 (a)	6	6
GSR Mortgage Loan Trust
3.492% due 06/01/2034 (a)	2,410	2,393
6.000% due 03/25/2032	6	6
Impac CMB Trust
1.865% due 01/25/2034 (a)	779	781
2.015% due 07/25/2033 (a)	229	229
MASTR Asset Securitization Trust
5.500% due 09/25/2033	61	61
Merrill Lynch Mortgage Investors, Inc.
2.822% due 01/25/2029 (a)	805	848
4.910% due 12/25/2032 (a)	35	35
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	3	3
Prime Mortgage Trust
2.015% due 02/25/2034 (a)	356	356
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	1,374	1,366
Structured Asset Securities Corp.
1.775% due 08/25/2033 (a)	161	161
2.115% due 11/25/2033 (a)	246	240
Washington Mutual Mortgage Securities Corp.
2.637% due 08/25/2042 (a)	476	485
2.958% due 02/27/2034 (a)	128	128
5.420% due 02/25/2033 (a)	8	8
6.000% due 03/25/2032	2	2
Washington Mutual, Inc.
5.497% due 04/26/2032 (a)	140	142

Total Mortgage-Backed Securities (Cost $11,539)		11,548

ASSET-BACKED SECURITIES 3.7%

Ameriquest Mortgage Securities, Inc.
1.925% due 05/25/2032 (a)	81	81
Amortizing Residential Collateral Trust
1.905% due 07/25/2032 (a)	232	232
1.935% due 07/25/2032 (a)	199	199
Countrywide Asset-Backed Certificates
1.855% due 12/25/2031 (a)	444	444
1.865% due 07/25/2018 (a)	196	196
Credit-Based Asset Servicing & Securitization LLC
1.865% due 09/25/2033 (a)	594	594
CS First Boston Mortgage Securities Corp.
1.925% due 01/25/2032 (a)	58	59
GSAMP Trust
1.805% due 10/25/2033 (a)	1,948	1,949
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)	1,075	1,076
Long Beach Mortgage Loan Trust
2.015% due 03/25/2033 (a)	570	571
2.065% due 11/25/2032 (a)	903	906
MMCA Automobile Trust
2.550% due 02/15/2007	1,072	1,074
Residential Asset Mortgage Products, Inc.
1.740% due 04/25/2026 (a)	1,577	1,578
1.865% due 02/25/2034 (a)	1,923	1,923
1.955% due 09/25/2033 (a)	1,403	1,406
Residential Asset Securities Corp.
1.735% due 06/25/2025 (a)	503	504
1.765% due 06/25/2023 (a)	903	902
Specialty Underwriting & Residential Finance
1.945% due 11/25/2034 (a)	3,021	3,023
Structured Asset Investment Loan Trust
1.735% due 06/25/2033 (a)	69	69
Structured Asset Securities Corp.
2.065% due 02/25/2033 (a)	303	304
Truman Capital Mortgage Loan Trust
1.955% due 01/25/2034 (a)	1,228	1,226

Total Asset-Backed Securities (Cost $18,311)		18,316

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  99

Schedule of Investments (Cont.)

StocksPLUS Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
SOVEREIGN ISSUES 0.3%

Republic of Brazil
2.062% due 04/15/2006 (a)	$448	$448
2.125% due 04/15/2009 (a)	1,118	1,097
United Mexican States
6.375% due 01/16/2013	20	21

Total Sovereign Issues (Cost $1,538)		1,566

PURCHASED PUT OPTIONS 0.0%
	# of Contracts

Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 106.000 Exp. 11/22/2004	215	0

Eurodollar December Futures (CME)
Strike @ 95.000 Exp. 12/13/2004	64	0
Eurodollar March Futures (CME)
Strike @ 94.750 Exp. 03/14/2005	514	3
Eurodollar September Futures (CME)
Strike @ 91.750 Exp. 09/19/2005	208	0
S&P 500 Index December Futures (CME)
Strike @ 750.000 Exp. 12/17/2004	75	4
Strike @ 700.000 Exp. 12/17/2004	175	0
S&P 500 Index December Futures (OTC)
Strike @ 700.000 Exp. 12/31/2004	81,700	0
U.S. Treasury 10-Year Note Futures (CBOT)
6.000% due 12/31/2004 Strike @ 100.000 Exp. 11/26/2004	1,000	16

Total Purchased Put Options (Cost $54)		23

PREFERRED SECURITY 0.2%
	Shares

DG Funding Trust
3.360% due 12/29/2049 (a)	90	968

Total Preferred Security (Cost $948)		968

SHORT-TERM INSTRUMENTS 66.3%
	Principal Amount (000s)
Certificates of Deposit 2.0%

Citibank New York N.A.
1.650% due 11/15/2004	$6,400	6,400
1.660% due 11/23/2004	100	100
1.750% due 12/07/2004	800	800
1.880% due 12/22/2004	1,700	1,700
Wells Fargo Bank N.A.
1.620% due 10/06/2004	1,100	1,100

		10,100

Commercial Paper 52.7%

Altria Group, Inc.
1.800% due 10/29/2004	300	300
ASB Bank Ltd.
1.850% due 12/15/2004	11,200	11,156
Bank of Ireland
1.785% due 12/08/2004	10,900	10,861
1.785% due 12/09/2004	1,600	1,594
1.840% due 12/17/2004	900	896
Barclays U.S. Funding Corp.
1.750% due 11/15/2004	12,200	12,173
1.770% due 10/21/2004	1,500	1,499
1.855% due 12/21/2004	300	299
CBA (de) Finance
1.485% due 10/08/2004	1,100	1,100
1.510% due 10/12/2004	2,100	2,099
CDC Commercial Corp.
1.480% due 10/05/2004	1,100	1,100
1.670% due 11/23/2004	3,000	2,993
Danske Corp.
1.480% due 10/06/2004	7,500	7,498
1.645% due 11/22/2004	300	299
1.655% due 11/22/2004	200	200
1.685% due 11/29/2004	300	299
1.725% due 12/03/2004	1,000	997
1.765% due 12/09/2004	400	399
1.785% due 12/16/2004	1,500	1,494
1.845% due 12/20/2004	2,800	2,788
Den Norske Bank ASA
1.850% due 12/27/2004	5,700	5,674
Fannie Mae
1.578% due 11/17/2004	3,300	3,293
1.594% due 12/01/2004	3,600	3,589
1.605% due 11/10/2004	3,200	3,194
1.660% due 11/24/2004	6,200	6,184
1.687% due 12/01/2004	15,000	14,953
1.690% due 11/08/2004	910	908
1.731% due 12/08/2004	4,500	4,484
1.760% due 12/08/2004	8,100	8,071
1.780% due 12/15/2004	3,600	3,586
Federal Home Loan Bank
1.650% due 12/08/2004	4,000	3,986
Ford Motor Credit Co.
2.520% due 04/07/2005	2,100	2,077
ForeningsSparbanken AB
1.780% due 12/10/2004	8,700	8,668
1.800% due 12/20/2004	3,900	3,883
Freddie Mac
1.537% due 11/12/2004	3,200	3,194
1.571% due 11/22/2004	1,200	1,197
1.930% due 01/24/2005	6,700	6,658
General Electric Capital Corp.
1.580% due 11/01/2004	500	499
1.610% due 11/16/2004	1,900	1,896
1.720% due 12/02/2004	2,400	2,392
1.800% due 12/14/2004	5,200	5,180
General Motors Acceptance Corp.
2.404% due 03/22/2005	500	495
2.495% due 04/05/2005	400	396
2.535% due 04/05/2005	200	198
HBOS Treasury Services PLC
1.480% due 10/06/2004	3,400	3,399
1.625% due 11/02/2004	3,300	3,295
1.640% due 10/26/2004	2,900	2,897
1.655% due 11/18/2004	200	200
1.655% due 11/19/2004	300	299
1.715% due 11/26/2004	400	399
1.715% due 11/29/2004	200	199
1.720% due 12/01/2004	300	299
1.735% due 12/03/2004	400	399
1.780% due 12/07/2004	400	399
1.780% due 12/08/2004	700	697
ING U.S. Funding LLC
1.660% due 11/22/2004	3,000	2,993
1.790% due 12/08/2004	9,400	9,367
Lloyds Bank PLC
1.485% due 10/01/2004	1,000	1,000
National Australia Funding, Inc.
1.590% due 10/19/2004	9,000	8,993
Nordea North America, Inc.
1.790% due 12/08/2004	11,200	11,160
1.865% due 12/21/2004	2,800	2,788
Royal Bank of Scotland PLC
1.600% due 10/29/2004	200	200
1.630% due 10/25/2004	6,000	5,993
1.630% due 11/03/2004	2,200	2,197
1.835% due 12/20/2004	5,000	4,979
Shell Finance (UK) PLC
1.685% due 11/24/2004	2,300	2,294
Spintab AB
1.620% due 11/10/2004	700	699
Stadshypoket Delaware, Inc.
1.500% due 10/04/2004	1,600	1,600
1.510% due 10/07/2004	1,500	1,500
Svenska Handelsbanken, Inc.
1.625% due 11/04/2004	7,300	7,289
1.650% due 11/22/2004	500	499
1.660% due 11/22/2004	300	299
1.730% due 12/02/2004	2,500	2,492
1.740% due 12/03/2004	400	399
1.790% due 12/08/2004	1,300	1,295
1.800% due 12/15/2004	1,000	996
UBS Finance, Inc.
1.665% due 11/23/2004	2,300	2,294
1.690% due 11/29/2004	300	299
1.735% due 12/03/2004	800	797
1.765% due 12/07/2004	4,500	4,484
1.785% due 12/14/2004	1,900	1,893
1.835% due 12/22/2004	3,600	3,584
1.850% due 12/21/2004	600	597
1.940% due 01/25/2005	500	497
Westpac Capital Corp.
1.665% due 11/23/2004	300	299
1.690% due 11/26/2004	3,600	3,591
Westpac Trust Securities NZ Ltd.
1.650% due 11/19/2004	6,600	6,585

		261,133

Repurchase Agreement 4.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $20,683. Repurchase proceeds are $20,277.)	20,276	20,276

U.S. Treasury Bills 7.5%

1.615% due 12/02/2004- 12/16/2004 (b)(d)(e)	37,270	37,131

Total Short-Term Instruments (Cost $328,681)		328,640

Total Investments 108.4% (Cost $537,109)		$537,475

Written Options (g) (0.0%) (Premiums $286)		(213)

Other Assets and Liabilities (Net) (8.4%)		(41,375)

Net Assets 100.0%		$495,887

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $748 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

100  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(e)	Securities with an aggregate market value of $36,154 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	183	$20
Eurodollar September Long Futures	09/2005	568	186
Eurodollar December Long Futures	12/2004	51	(2)
Eurodollar December Long Futures	12/2005	35	41
Euribor June Long Futures	06/2005	90	100
Euribor Purchased Put Options Strike @ 92.000	12/2005	41	0
Euribor Purchased Put Options Strike @ 93.000	12/2005	40	0
Euribor Purchased Put Options Strike @ 94.750	03/2005	50	0
Euribor Purchased Put Options Strike @ 94.875	12/2004	15	0
Euribor Purchased Put Options Strike @ 95.500	12/2004	250	(4)
Euribor September Long Futures	09/2005	109	128
Euribor Written Put Options Strike @ 97.000	12/2004	3	3
Euro-Bobl 5-Year Note Long Futures	12/2004	35	17
Euro-Bund 10-Year Note Long Futures	12/2004	233	(84)
Government of Japan 10-Year Note Long Futures	12/2004	3	41
S & P 500 Index December Long Futures	12/2004	201	68
S & P 500 Index December Long Futures	12/2004	1,679	(178)
U.S. Treasury 10-YearNote Long Futures	12/2004	789	603
U.S. Treasury 30-YearBond Long Futures	12/2004	43	(23)
U.S. Treasury 5-Year Note Long Futures	12/2004	40	(2)
United Kingdom 90-DayLIBOR Purchased Put Options Strike @ 94.250	06/2005	19	7

			$921

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2008	EC	3,600	$15
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/21/2007		20,300	36
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		1,300	25
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(62)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(41)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		$100	1
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		700	(9)
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024		6,300	(213)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		400	(5)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		3,700	90

							$(163)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$40	$0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	500	1
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	100	0

						$1

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$500	$0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	600	0

				# of Contracts

Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.050%	06/17/2005	8,567	0

					$0

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  101

Schedule of Investments (Cont.)

StocksPLUS Total Return Fund

September 30, 2004 (Unaudited)

(g)	Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures		$114.000		11/26/2004	253	$175	$146
Put - CBOT U.S. Treasury Note December Futures		110.000		11/26/2004	111	81	33
Put - CBOT U.S. Treasury Note December Futures		111.000		11/26/2004	66	23	34

						$279	$213

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$1,500	$7	$0

** The Fund will receive a floating rate based on 3-month LIBOR.

(h) Short sales open at September 30, 2004 were as follows:

Type		Coupon (%)		Maturity	Par	Value	Proceeds
U.S. Treasury Bond		6.250		05/15/2030	$2,100	$2,493	$2,426
U.S. Treasury Bond		5.375		02/15/2031	800	858	856
U.S. Treasury Note		3.875		02/15/2013	800	795	793
U.S. Treasury Note		4.750		05/15/2014	1,900	1,995	1,982

						$6,141	$6,057

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	181	11/2004	$3	$0	$3
Buy		300	12/2004	3	0	3
Buy	CP	42,637	11/2004	3	0	3
Buy		60,602	12/2004	1	0	1
Sell	EC	1,727	10/2004	0	(50)	(50)
Buy	H$	474	11/2004	0	0	0
Buy		777	12/2004	0	0	0
Buy	KW	71,034	11/2004	0	0	0
Buy		118,000	12/2004	0	0	0
Buy	MP	1,121	12/2004	1	0	1
Buy	PN	209	11/2004	1	0	1
Buy		244	12/2004	0	0	0
Buy	PZ	192	11/2004	1	0	1
Buy		194	12/2004	0	0	0
Buy	RP	4,702	12/2004	0	(1)	(1)
Buy	RR	1,739	11/2004	1	0	1
Buy		3,048	12/2004	0	0	0
Buy	S$	103	11/2004	1	0	1
Buy		170	12/2004	0	0	0
Buy	SV	1,973	11/2004	1	0	1
Buy		2,340	12/2004	1	0	1
Buy	T$	2,020	11/2004	0	0	0
Buy		3,321	12/2004	0	0	0

				$17	$(51)	$(34)

102  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 91.9%

Fannie Mae
0.000% due 07/25/2022 (a)	$71	$60
1.910% due 08/25/2023 (b)	163	163
2.190% due 11/25/2032 (b)	362	364
2.211% due 04/18/2028 (b)	21	21
2.251% due 07/01/2011 (b)	2,254	2,267
2.672% due 05/01/2033 (b)	4,440	4,574
2.843% due 04/25/2023 (b)	9	10
2.865% due 07/01/2011 (b)	938	942
2.970% due 10/01/2011 (b)	932	916
3.913% due 10/01/2028 (b)	21	22
3.946% due 04/01/2007	1,628	1,559
5.000% due 09/01/2018-03/01/2034 (d)	64,849	65,498
5.171% due 11/01/2018 (b)	7	7
5.430% due 05/01/2023 (b)	52	53
5.500% due 05/01/2006-11/15/2034 (d)	62,973	63,794
5.558% due 08/01/2026 (b)	6	6
5.750% due 01/01/2021 (b)	28	29
6.000% due 11/15/2034	2,000	2,061
6.500% due 11/25/2022-08/01/2032 (d)	2,897	2,981
7.000% due 09/25/2023	7	8
7.500% due 06/01/2030-08/01/2031 (d)	903	968
7.750% due 08/25/2022	45	49
9.000% due 01/01/2020	53	60
Federal Housing Administration
5.022% due 10/25/2022	1,364	1,380
7.430% due 06/01/2019- 06/01/2022 (d)	1,675	1,694
Freddie Mac
2.958% due 02/01/2018 (b)	106	106
3.500% due 12/15/2022	4	4
4.500% due 03/15/2021	7	7
5.000% due 06/01/2034-10/14/2034 (d)	13,739	13,606
5.500% due 12/01/2017-10/14/2034 (d)	9,572	9,869
5.900% due 11/01/2028 (b)	19	19
6.000% due 06/15/2008	71	71
6.036% due 05/01/2032 (b)	166	167
6.086% due 08/01/2025 (b)	29	30
6.500% due 12/15/2023-03/15/2024 (d)	132	137
6.673% due 07/01/2030 (b)	91	94
8.000% due 06/15/2026	66	70
Government National Mortgage Association
1.978% due 02/16/2032 (b)	1,808	1,809
2.028% due 08/16/2032 (b)	3,234	3,239
3.375% due 02/20/2017-03/20/2027 (b)(d)	94	95
3.500% due 02/20/2018 (b)	18	18
4.000% due 03/20/2016-03/20/2018 (b)(d)	185	189
4.625% due 12/20/2021-11/20/2023 (b)(d)	52	53
4.750% due 07/20/2022-08/20/2026 (b)(d)	131	133
5.000% due 07/15/2033	259	258
5.500% due 03/15/2033-10/21/2034 (b)(d)	22,305	22,723
7.500% due 05/15/2027- 08/15/2027 (b)(d)	12	13

Total U.S. Government Agencies (Cost $201,884)		202,196

MORTGAGE-BACKED SECURITIES 11.2%

Ameriquest Mortgage Securities, Inc.
2.320% due 02/25/2034 (b)	1,561	1,556
Bank of America Mortgage Securities, Inc.
5.667% due 10/20/2032 (b)	238	241
Bank of America Structural Security Trust
2.250% due 10/11/2033 (b)	1,000	1,002
Banktrust Mortgage Trust
5.700% due 12/01/2023 (j)	331	277
Bear Stearns Commercial Mortgage Securities, Inc.
1.977% due 05/14/2016 (b)	2,000	2,000
Chevy Chase Funding LLC
1.372% due 01/25/2035 (b)	1,881	1,852
CS First Boston Mortgage Securities Corp.
2.590% due 11/25/2031 (b)	148	147
1.666% due 03/25/2032 (b)	472	467
1.727% due 03/25/2032 (b)	450	451
3.590% due 03/25/2033 (b)	169	169
1.886% due 08/25/2033 (b)	1,006	1,002
Indymac Index Mortgage Loan Trust
1.970% due 09/25/2034 (b)	2,987	2,985
Lehman Brothers Floating Rate Commercial Mortgage Trust
3.437% due 11/19/2012 (b)	781	782
Mellon Residential Funding Corp.
2.768% due 07/25/2029 (b)	70	70
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	124	126
Prime Mortgage Trust
5.000% due 02/25/2034 (b)	1,849	1,802
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,732	1,840
Sequoia Mortgage Trust
2.161% due 10/19/2026 (b)	1,924	1,924
2.191% due 10/20/2027 (b)	761	763
2.151% due 05/20/2032 (b)	636	635
2.111% due 08/20/2032 (b)	708	703
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (b)	1,135	1,131
Structured Asset Securities Corp.
6.250% due 04/25/2017	424	429
2.140% due 10/25/2027 (b)	922	923
2.320% due 03/25/2031 (b)	49	50
2.490% due 08/25/2032 (b)	427	413
2.130% due 01/25/2033 (b)	196	196
2.340% due 11/25/2033 (b)	589	585
Superannuation Members Home Loans Global Fund
2.135% due 06/15/2026 (b)	47	47
Washington Mutual Mortgage Securities Corp.
5.530% due 07/25/2032 (b)	164	165

Total Mortgage-Backed Securities (Cost $24,927)		24,733

ASSET-BACKED SECURITIES 13.3%

ACE Securities Corp.
2.180% due 06/25/2032 (b)	114	115
Ameriquest Mortgage Securities, Inc.
5.000% due 02/25/2006 (c)	47,081	2,093
2.150% due 05/25/2032 (b)	93	93
2.250% due 03/25/2033 (b)	601	602
Amortizing Residential Collateral Trust
2.190% due 10/25/2031 (b)	96	96
2.130% due 07/25/2032 (b)	331	331
Bear Stearns Asset Backed Securities, Inc.
2.130% due 10/25/2034 (b)	2,000	2,000
CDC Mortgage Capital Trust
2.130% due 08/25/2032 (b)	180	180
Centex Home Equity Loan Trust
2.140% due 01/25/2032 (b)	144	144
2.100% due 04/25/2032 (b)	219	219
2.120% due 03/25/2033 (b)	885	886
Chase Funding Loan Acquisition Trust
2.080% due 04/25/2031 (b)	93	93
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (b)	530	530
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,931
Countrywide Asset-Backed Certificates
1.400% due 11/25/2023 (b)	1,462	1,463
2.100% due 05/25/2032 (b)	111	112
Credit-Based Asset Servicing and Securitization
2.160% due 06/25/2032 (b)	288	288
CS First Boston Mortgage Securities Corp.
2.280% due 08/25/2032 (b)	438	439
EMC Mortgage Loan Trust
2.590% due 08/25/2040 (b)	957	965
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (b)	1,693	1,697
Fremont Home Loan Trust
2.180% due 02/25/2033 (b)	1,133	1,135
Home Equity Asset Trust
2.140% due 11/25/2032 (b)	175	175
Household Mortgage Loan Trust
2.111% due 05/20/2032 (b)	261	262
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (b)	174	174
Long Beach Mortgage Loan Trust
2.160% due 05/25/2032 (b)	289	289
MLCC Mortgage Investors, Inc.
2.140% due 03/15/2025 (b)	109	109
MMCA Automobile Trust
3.670% due 07/17/2006 (b)	382	383
Morgan Stanley Dean Witter Capital I, Inc.
2.210% due 07/25/2030 (b)	40	40
2.170% due 07/25/2032 (b)	268	269
2.260% due 11/25/2032 (b)	661	663
Quest Trust
1.851% due 06/25/2034 (b)	1,712	1,713
Renaissance Home Equity Loan Trust
2.220% due 12/25/2032 (b)	835	833
2.280% due 08/25/2033 (b)	1,931	1,936
Residential Asset Mortgage Products, Inc.
1.641% due 04/25/2034 (b)	1,375	1,382
Sears Credit Account Master Trust
1.860% due 02/18/2009 (b)	2,000	2,001
Specialty Underwriting & Residential Finance
2.180% due 01/25/2034 (b)	1,348	1,350
Structured Asset Investment Loan Trust
1.970% due 07/25/2033 (b)	126	126
Structured Asset Securities Corp.
1.940% due 04/25/2033 (b)	138	138
Terwin Mortgage Trust
2.420% due 09/25/2033 (b)	407	407
1.960% due 03/25/2035 (b)	1,555	1,556

Total Asset-Backed Securities (Cost $29,353)		29,218

SHORT-TERM INSTRUMENTS 39.9%

Commercial Paper 39.2%

ABN AMRO North America
1.945% due 01/31/2005	6,000	5,960
Anz (Delaware), Inc.
1.640% due 11/18/2004	1,800	1,796
ASB Bank Ltd.
1.850% due 12/15/2004	400	398
Bank of Ireland
1.590% due 10/18/2004	5,900	5,896
Barclays U.S. Funding Corp.
1.750% due 11/15/2004	2,800	2,794
1.800% due 12/08/2004	2,200	2,192

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  103

Schedule of Investments (Cont.)

Total Return Mortgage Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CBA (de) Finance
1.565% due 10/25/2004	$5,700	$5,694
1.890% due 12/29/2004	500	498
Danske Corp.
1.480% due 10/06/2004	300	300
1.520% due 10/18/2004	3,300	3,298
1.580% due 10/29/2004	1,400	1,398
1.655% due 11/22/2004	100	100
1.685% due 11/29/2004	900	897
1.785% due 12/16/2004	100	100
Den Norske Bank ASA
1.725% due 12/03/2004	1,300	1,296
1.840% due 12/23/2004	200	199
1.950% due 01/27/2005	700	695
Dexia Delaware LLC
1.560% due 10/25/2004	5,700	5,694
1.830% due 12/20/2004	800	797
Fannie Mae
1.625% due 11/17/2004	1,800	1,796
1.660% due 11/24/2004	2,200	2,194
1.800% due 11/29/2004	500	498
1.819% due 12/22/2004	1,400	1,394
Federal Home Loan Bank
1.749% due 12/10/2004	200	199
ForeningsSparbanken AB
1.785% due 12/07/2004	300	299
General Electric Capital Corp.
1.800% due 12/16/2004	3,800	3,785
HBOS Treasury Services PLC
1.640% due 10/26/2004	400	400
1.655% due 11/18/2004	300	299
1.820% due 12/14/2004	3,700	3,686
ING U.S. Funding LLC
1.790% due 12/10/2004	6,000	5,978
Royal Bank of Scotland PLC
1.540% due 10/19/2004	400	400
1.555% due 10/25/2004	5,700	5,694
1.630% due 10/25/2004	200	200
1.600% due 10/29/2004	100	100
1.630% due 11/03/2004	100	100
Spintab AB
1.615% due 11/01/2004	500	499
1.710% due 12/03/2004	600	598
1.960% due 01/26/2005	300	298
Stadshypoket Delaware, Inc.
1.610% due 11/09/2004	1,800	1,797
Svenska Handelsbanken, Inc.
1.615% due 10/29/2004	3,800	3,795
1.685% due 11/22/2004	2,700	2,693
UBS Finance, Inc.
1.665% due 11/23/2004	5,900	5,886
1.690% due 11/29/2004	600	598
1.940% due 01/25/2005	100	99
Westpac Trust Securities NZ Ltd.
1.665% due 11/23/2004	100	100
1.690% due 11/26/2004	2,800	2,793

		86,180

Repurchase Agreement 0.2%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.875% due 02/15/2005 valued at $591. Repurchase proceeds are $577.)	577	577

U.S. Treasury Bills 0.5%

1.346% due 12/16/2004 (e)(f)	1,060	1,056

Total Short-Term Instruments (Cost $87,818)		87,813

Total Investments 156.3% (Cost $343,982)		$343,960

Written Options (h) (0.1%) (Premiums $352)		(186)

Other Assets and Liabilities (Net) (56.2%)		(123,736)

Net Assets 100.0%		$220,038

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Variable rate security.
(c)	Interest only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $747 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(f)	Securities with an aggregate market value of $309 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note Long Futures	12/2004	20	$14

104  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(g)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2006	$39,400	$97
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	1,600	15
Lehman Brothers, Inc.	3-month LIBOR with 6.940% interest rate cap	Receive	Premium amount of $119	07/01/2011	3,000	(66)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	9,500	99
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Receive Interest and Paydown	Initial exchange amount of $ 900	09/18/2027	3,000	(16)

						$129

Total Return Swaps

Counterparty	Receive Total Return	Pay				Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%				11/01/2004	$3,100	$0

(h) Premiums received on written options:

Name of Issuer			Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures			$115.000		11/26/2004	140	$63	$46

Name of Issuer	Counterparty		Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.		4.000	%**	10/31/2005	$10,000	$168	$116
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.		7.000	%*	10/31/2005	10,000	121	24

							$289	$140

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(i)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	11/15/2034	$4,000	$3,939	$3,938
Fannie Mae	6.000	11/15/2034	4,000	4,122	4,121

				$8,061	$8,059

(j)	The aggregate value of fair valued securities is $277, which is 0.13% of net assets, which have not been valued utilizing an independent quote and pursuant to guidelines established by the Board of Trustees.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  105

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income **(a)	Net Realized/ Unrealized Gain (Loss) on Investments **(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
All Asset Fund

Class D
09/30/2004 +	$12.78	$0.17	$(0.09)	$0.08	$(0.10)	$0.00	$0.00
04/30/2003 - 03/31/2004	11.39	0.63	1.29	1.92	(0.44)	(0.09)	0.00

California Intermediate Municipal Bond Fund

Class D
09/30/2004 +	$10.22	$0.19	$(0.15)	$0.04	$(0.19)	$0.00	$0.00
03/31/2004	10.22	0.38	0.00	0.38	(0.38)	0.00	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)	0.00
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)	(0.40)	0.00
03/31/2001	10.05	0.45	0.55	1.00	(0.42)	(0.03)	0.00
01/31/2000 - 03/31/2000	9.88	0.06	0.18	0.24	(0.07)	0.00	0.00

California Municipal Bond Fund

Class D
09/30/2004 +	$10.42	$0.18	$(0.16)	$0.02	$(0.18)	$0.00	$0.00
03/31/2004	10.36	0.39	0.09	0.48	(0.38)	(0.04)	0.00
03/31/2003	10.02	0.43	0.34	0.77	(0.42)	(0.01)	0.00
03/31/2002	10.35	0.36	0.04	0.40	(0.34)	(0.39)	0.00
07/31/2000 - 03/31/2001	10.35	0.31	0.43	0.74	(0.31)	(0.43)	0.00

CommodityRealReturn Strategy Fund

Class D
09/30/2004 +	$15.66	$0.29	$0.00	$0.29	$(0.23)	$0.00	$0.00
03/31/2004	12.03	0.19	4.98	5.17	(1.40)	(0.14)	0.00
11/29/2002 - 03/31/2003	11.38	0.16	1.25	1.41	(0.76)	0.00	0.00

Diversified Income Fund

Class D
09/30/2004 +	$10.84	$0.25	$0.03	$0.28	$(0.26)	$0.00	$0.00
07/31/2003 - 03/31/2004	10.00	0.25	0.90	1.15	(0.30)	(0.01)	0.00

Emerging Markets Bond Fund

Class D
09/30/2004 +	$10.73	$0.20	$0.06	$0.26	$(0.22)	$0.00	$0.00
03/31/2004	10.05	0.45	1.81	2.26	(0.50)	(1.08)	0.00
03/31/2003	9.60	0.60	0.76	1.36	(0.66)	(0.25)	0.00
03/31/2002	8.40	0.65	1.80	2.45	(0.75)	(0.50)	0.00
03/31/2001	8.61	0.79	0.20	0.99	(0.80)	(0.40)	0.00

Floating Income Fund

Class D
07/30/2004 - 09/30/2004 +	$10.00	$0.02	$0.07	$0.09	$(0.03)	$0.00	$0.00

Foreign Bond Fund (Unhedged)

Class D
04/30/2004 - 09/30/2004 +	$10.00	$0.05	$0.32	$0.37	$(0.04)	$0.00	$0.00

Foreign Bond Fund (U.S. Dollar-Hedged)

Class D
09/30/2004 +	$10.52	$0.13	$0.00	$0.13	$(0.12)	$0.00	$0.00
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)	0.00
03/31/2003	10.39	0.41	0.51	0.92	(0.24)	(0.25)	(0.12)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)	0.00
03/31/2001	10.03	0.53	0.51	1.04	(0.54)	(0.21)	0.00
03/31/2000	10.63	0.58	(0.44)	0.14	(0.59)	(0.15)	0.00

106  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets **		Portfolio Turnover Rate
All Asset Fund

Class D
09/30/2004 +	$(0.10)	$12.76	0.65%	$101,151	0.85	%*(g)(h)	2.83	%*	66%
04/30/2003 - 03/31/2004	(0.53)	12.78	17.15	100,007	0.86	*(g)(h)	5.65	*	99

California Intermediate Municipal Bond Fund

Class D
09/30/2004 +	$(0.19)	$10.07	0.41%	$4,015	0.85	%*	3.75	%*	46%
03/31/2004	(0.38)	10.22	3.78	4,449	0.85		3.74		137
03/31/2003	(0.46)	10.22	5.16	6,046	0.85		3.91		101
03/31/2002	(0.83)	10.16	3.77	1,444	0.87	(d)	4.41		94
03/31/2001	(0.45)	10.60	10.21	181	0.86	(d)	4.26		257
01/31/2000 - 03/31/2000	(0.07)	10.05	2.39	10	0.85	*(c)	3.88	*	357

California Municipal Bond Fund

Class D
09/30/2004 +	$(0.18)	$10.26	0.25%	$110	0.85	%*	3.59	%*	27%
03/31/2004	(0.42)	10.42	4.67	110	0.85		3.78		157
03/31/2003	(0.43)	10.36	7.76	92	0.85		4.14		221
03/31/2002	(0.73)	10.02	3.81	11	0.87	(d)	3.44		164
07/31/2000 - 03/31/2001	(0.74)	10.35	7.82	10	0.85	*	4.47	*	338

CommodityRealReturn Strategy Fund

Class D
09/30/2004 +	$(0.23)	$15.72	1.98%	$726,486	1.24	%*	3.94	%*	144%
03/31/2004	(1.54)	15.66	44.79	555,629	1.24		1.33		290
11/29/2002 - 03/31/2003	(0.76)	12.03	12.71	3,069	1.24	*(f)	(40.25	)*	492

Diversified Income Fund

Class D
09/30/2004 +	$(0.26)	$10.86	2.67%	$18,500	1.20	%*	4.68	%*	30%
07/31/2003 - 03/31/2004	(0.31)	10.84	11.62	18,639	1.20	*(i)	3.72	*	33

Emerging Markets Bond Fund

Class D
09/30/2004 +	$(0.22)	$10.77	2.58%	$164,854	1.25	%*	3.92	%*	236%
03/31/2004	(1.58)	10.73	23.35	192,006	1.25		4.22		461
03/31/2003	(0.91)	10.05	15.66	92,630	1.27	(e)	6.49		388
03/31/2002	(1.25)	9.60	30.94	27,004	1.26	(e)	6.83		620
03/31/2001	(1.20)	8.40	12.58	11	1.33	(e)	9.33		902

Floating Income Fund

Class D
07/30/2004 - 09/30/2004 +	$(0.03)	$10.06	0.92%	$4,144	0.95	%*	1.41	%*	1%

Foreign Bond Fund (Unhedged)

Class D
04/30/2004 - 09/30/2004 +	$(0.04)	$10.33	3.74%	$10,054	0.95	%*	1.17	%*	181%

Foreign Bond Fund (U.S. Dollar-Hedged)

Class D
09/30/2004 +	$(0.12)	$10.53	1.23%	$192,469	0.95	%*	2.47	%*	250%
03/31/2004	(0.49)	10.52	3.00	174,591	0.96	(b)	2.85		711
03/31/2003	(0.61)	10.70	9.13	144,142	0.95		3.89		589
03/31/2002	(0.45)	10.39	5.21	53,177	0.96	(b)	4.07		434
03/31/2001	(0.75)	10.32	10.84	26,590	0.99	(b)	5.26		417
03/31/2000	(0.74)	10.03	1.51	9,955	1.16	(b)	5.71		330

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.74%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.40%.
(g)	Ratio of expenses to average net assets excluding Underlying PIMS Funds expenses’ recoupment in which the Fund invests is 0.90%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  107

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income **(a)	Net Realized/ Unrealized Gain (Loss) on Investments **(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
GNMA Fund

Class D
09/30/2004 +	$11.09	$0.08	$0.06	$0.14	$(0.10)	$0.00	$0.00
03/31/2004	11.05	0.11	0.31	0.42	(0.26)	(0.12)	0.00
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)	0.00
05/31/2001 - 03/31/2002	10.43	0.18	0.52	0.70	(0.34)	(0.12)	0.00

High Yield Fund

Class D
09/30/2004 +	$9.69	$0.32	$0.04	$0.36	$(0.32)	$0.00	$0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00	0.00
03/31/2002	9.88	0.74	(0.68)	0.06	(0.75)	0.00	0.00
03/31/2001	10.22	1.52	(0.99)	0.53	(0.87)	0.00	0.00
03/31/2000	11.23	0.89	(1.01)	(0.12)	(0.89)	0.00	0.00

International StocksPLUS TR Strategy Fund
Class D
09/30/2004 +	$10.76	$0.00	$0.08	$0.08	$(0.01)	$0.00	$0.00
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00	0.00

Investment Grade Corporate Bond Fund

Class D
07/30/2004 - 09/30/2004 +	$10.47	$0.07	$0.26	$0.33	$(0.07)	$0.00	$0.00

Low Duration Fund

Class D
09/30/2004 +	$10.31	$0.08	$(0.03)	$0.05	$(0.09)	$0.00	$0.00
03/31/2004	10.33	0.17	0.08	0.25	(0.22)	(0.05)	0.00
03/31/2003	10.06	0.31	0.45	0.76	(0.35)	(0.14)	0.00
03/31/2002	10.03	0.45	0.09	0.54	(0.50)	(0.01)	0.00
03/31/2001	9.81	0.62	0.24	0.86	(0.64)	0.00	0.00
03/31/2000	10.10	0.61	(0.29)	0.32	(0.61)	0.00	0.00

Municipal Bond Fund

Class D
09/30/2004 +	$10.32	$0.20	$(0.14)	$0.06	$(0.20)	$0.00	$0.00
03/31/2004	10.18	0.38	0.14	0.52	(0.38)	0.00	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)	0.00
03/31/2002	10.02	0.47	0.12	0.59	(0.47)	(0.11)	0.00
03/31/2001	9.47	0.43	0.56	0.99	(0.44)	0.00	0.00
03/31/2000	10.12	0.42	(0.64)	(0.22)	(0.43)	0.00	0.00

New York Municipal Bond Fund

Class D
09/30/2004 +	$10.87	$0.17	$(0.09)	$0.08	$(0.17)	$0.00	$0.00
03/31/2004	10.68	0.32	0.22	0.54	(0.33)	(0.02)	0.00
03/31/2003	10.35	0.36	0.49	0.85	(0.40)	(0.12)	0.00
03/31/2002	10.64	0.45	0.17	0.62	(0.45)	(0.46)	0.00
03/31/2001	9.94	0.44	0.77	1.21	(0.42)	(0.09)	0.00
01/31/2000 - 03/31/2000	9.79	0.07	0.15	0.22	(0.07)	0.00	0.00

Real Return Fund

Class D
09/30/2004 +	$11.79	$0.26	$(0.20)	$0.06	$(0.27)	$0.00	$0.00
03/31/2004	11.42	0.35	0.88	1.23	(0.35)	(0.51)	0.00
03/31/2003	10.29	0.45	1.31	1.76	(0.48)	(0.15)	0.00
03/31/2002	10.40	0.32	0.12	0.44	(0.45)	(0.10)	0.00
03/31/2001	9.92	0.72	0.60	1.32	(0.76)	(0.08)	0.00
03/31/2000	9.83	0.63	0.12	0.75	(0.64)	(0.02)	0.00

108  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets **		Portfolio Turnover Rate
GNMA Fund

Class D
09/30/2004 +	$(0.10)	$11.13	1.31%	$11,262	0.90	%*	1.45	%*	565%
03/31/2004	(0.38)	11.09	3.80	8,773	0.92	(f)	0.98		1409
03/31/2003	(0.48)	11.05	8.16	6,083	0.95	(g)	1.69		763
05/31/2001 - 03/31/2002	(0.46)	10.67	7.40	985	1.01	*(e)	2.03	*	1292

High Yield Fund

Class D
09/30/2004 +	$(0.32)	$9.73	3.86%	$406,396	0.90	%*	6.65	%*	36%
03/31/2004	(0.65)	9.69	16.62	461,971	0.90		6.75		105
03/31/2003	(0.71)	8.90	5.18	271,072	0.90		8.01		129
03/31/2002	(0.75)	9.19	0.68	121,572	0.90		7.84		96
03/31/2001	(0.87)	9.88	5.40	32,820	0.90		15.04		53
03/31/2000	(0.89)	10.22	(1.14)	23,601	0.90		8.29		39

International StocksPLUS TR Strategy Fund

Class D
09/30/2004 +	$(0.01)	$10.83	0.78%	$172	1.35	%*	0.07	%*	372%
10/30/2003 - 03/31/2004	(0.26)	10.76	10.27	110	1.35	*(h)	10.17	*	41

Investment Grade Corporate Bond Fund

Class D
07/30/2004 - 09/30/2004 +	$(0.07)	$10.73	3.47%	$10	0.90	%*	3.92	%*	23%

Low Duration Fund

Class D
09/30/2004 +	$(0.09)	$10.27	0.49%	$684,487	0.75	%*	1.57	%*	75%
03/31/2004	(0.27)	10.31	2.41	644,925	0.75		1.66		247
03/31/2003	(0.49)	10.33	7.73	438,641	0.75		2.97		218
03/31/2002	(0.51)	10.06	5.57	107,165	0.75		4.54		569
03/31/2001	(0.64)	10.03	9.10	19,282	0.82	(b)	6.23		348
03/31/2000	(0.61)	9.81	3.22	12,018	0.83	(b)	6.11		82

Municipal Bond Fund

Class D
09/30/2004 +	$(0.20)	$10.18	0.60%	$23,577	0.85	%*	4.00	%*	40%
03/31/2004	(0.38)	10.32	5.20	24,732	0.85		3.70		115
03/31/2003	(0.45)	10.18	6.10	21,509	0.85		4.08		108
03/31/2002	(0.58)	10.03	5.95	6,738	0.85		4.61		231
03/31/2001	(0.44)	10.02	10.74	1,414	0.85		4.41		306
03/31/2000	(0.43)	9.47	(2.16)	1,104	0.85		4.46		145

New York Municipal Bond Fund

Class D
09/30/2004 +	$(0.17)	$10.78	0.74%	$2,977	0.85	%*	3.13	%*	9%
03/31/2004	(0.35)	10.87	5.09	3,032	0.85		3.00		147
03/31/2003	(0.52)	10.68	8.35	1,491	0.85		3.36		227
03/31/2002	(0.91)	10.35	6.08	66	0.87	(d)	4.19		204
03/31/2001	(0.51)	10.64	12.44	113	0.90	(d)	4.23		973
01/31/2000 - 03/31/2000	(0.07)	9.94	2.21	10	0.87	*(c)(d)	4.02	*	270

Real Return Fund

Class D
09/30/2004 +	$(0.27)	$11.58	0.56%	$969,086	0.90	%*	4.51	%*	197%
03/31/2004	(0.86)	11.79	11.24	935,857	0.90		3.05		308
03/31/2003	(0.63)	11.42	17.47	837,960	0.91	(f)	4.05		191
03/31/2002	(0.55)	10.29	4.22	378,576	0.90		3.14		237
03/31/2001	(0.84)	10.40	13.99	57,696	0.94	(f)	7.12		202
03/31/2000	(0.66)	9.92	7.93	15,560	0.93	(f)	6.44		253

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.52%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(g)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.72%.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  109

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income **(a)	Net Realized/ Unrealized Gain (Loss) on Investments **(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
RealEstateRealReturn Strategy Fund

Class D
09/30/2004 +	$11.96	$0.23	$(0.09)	$0.14	$(0.25)	$0.00	$0.00
10/30/2003 - 03/31/2004	10.00	0.16	2.63	2.79	(0.83)	0.00	0.00

Short Duration Municipal Income Fund

Class D
09/30/2004 +	$10.17	$0.11	$(0.09)	$0.02	$(0.11)	$0.00	$0.00
03/31/2004	10.16	0.19	(0.01)	0.18	(0.17)	0.00	0.00
03/31/2003	10.17	0.23	(0.02)	0.21	(0.22)	0.00	0.00
03/31/2002	10.16	0.30	0.09	0.39	(0.34)	(0.04)	0.00
03/31/2001	9.98	0.41	0.17	0.58	(0.40)	0.00	0.00
01/31/2000 - 03/31/2000	9.99	0.06	(0.01)	0.05	(0.06)	0.00	0.00

Short-Term Fund

Class D
09/30/2004 +	$10.07	$0.06	$(0.02)	$0.04	$(0.06)	$0.00	$0.00
03/31/2004	10.04	0.12	0.06	0.18	(0.14)	(0.01)	0.00
03/31/2003	10.00	0.26	0.06	0.32	(0.26)	(0.02)	0.00
03/31/2002	10.03	0.32	0.06	0.38	(0.39)	(0.02)	0.00
03/31/2001	9.95	0.62	0.09	0.71	(0.61)	(0.02)	0.00
03/31/2000	10.03	0.55	(0.08)	0.47	(0.55)	0.00	0.00

StocksPLUS Fund

Class D
09/30/2004 +	$9.44	$0.03	$(0.11)	$(0.08)	$(0.25)	$0.00	$0.00
03/31/2004	7.56	0.06	2.52	2.58	(0.70)	0.00	0.00
03/31/2003	9.93	0.18	(2.43)	(2.25)	(0.12)	0.00	0.00
03/31/2002	10.12	0.39	(0.36)	0.03	(0.22)	0.00	0.00
03/31/2001	14.08	0.78	(3.59)	(2.81)	(0.24)	(0.91)	0.00
03/31/2000	14.27	0.76	1.57	2.33	(2.01)	(0.51)	0.00

StocksPLUS Total Return Fund

Class D
09/30/2004 +	$12.12	$0.02	$0.02	$0.04	$(0.01)	$0.00	$0.00
07/31/2003 - 03/31/2004	10.75	0.02	1.77	1.79	(0.03)	(0.39)	0.00

Total Return Mortgage Fund

Class D
09/30/2004 +	$10.83	$0.10	$0.09	$0.19	$(0.13)	$0.00	$0.00
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)	0.00
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)	0.00
03/31/2002	10.42	0.35	0.35	0.70	(0.37)	(0.40)	0.00
03/31/2001	9.97	0.59	0.63	1.22	(0.59)	(0.18)	0.00
03/31/2000	10.19	0.54	(0.20)	0.34	(0.56)	0.00	0.00

110  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets **		Portfolio Turnover Rate
RealEstateRealReturn Strategy Fund

Class D
09/30/2004 +	$(0.25)	$11.85	1.20%	$1,761	1.25	%*(i)	4.30	%*	301%
10/30/2003 - 03/31/2004	(0.83)	11.96	29.30	3,920	1.25	*(h)(i)	33.79	*	158

Short Duration Municipal Income Fund

Class D
09/30/2004 +	$(0.11)	$10.08	0.23%	$36,904	0.80	%*	2.24	%*	56%
03/31/2004	(0.17)	10.17	1.83	42,004	0.80		1.83		226
03/31/2003	(0.22)	10.16	2.10	9,210	0.80		2.22		152
03/31/2002	(0.38)	10.17	3.88	470	0.80		2.93		107
03/31/2001	(0.40)	10.16	5.78	11	0.81	(e)	4.05		208
01/31/2000 - 03/31/2000	(0.06)	9.98	0.47	10	0.80	*(c)	3.51	*	171

Short-Term Fund

Class D
09/30/2004 +	$(0.06)	$10.05	0.39%	$232,898	0.75	%*	1.12	%*	113%
03/31/2004	(0.15)	10.07	1.79	233,211	0.75		1.18		268
03/31/2003	(0.28)	10.04	3.30	137,874	0.75		2.52		77
03/31/2002	(0.41)	10.00	3.80	81,643	0.82	(b)	3.20		131
03/31/2001	(0.63)	10.03	7.33	6,613	1.31	(b)	6.14		121
03/31/2000	(0.55)	9.95	4.87	3,361	0.93	(b)	5.54		38

StocksPLUS Fund

Class D
09/30/2004 +	$(0.25)	$9.11	(0.84)%	$10,261	1.05	%*	0.68	%*	107%
03/31/2004	(0.70)	9.44	34.43	8,660	1.05		0.62		287
03/31/2003	(0.12)	7.56	(22.71)	2,000	1.05		2.17		282
03/31/2002	(0.22)	9.93	0.22	1,998	1.06	(f)	3.88		455
03/31/2001	(1.15)	10.12	(21.27)	2,769	1.05		6.08		270
03/31/2000	(2.52)	14.08	17.32	3,288	1.05		5.22		92

StocksPLUS Total Return Fund

Class D
09/30/2004 +	$(0.01)	$12.15	0.31%	$806	1.19	%*	0.38	%*	199%
07/31/2003 - 03/31/2004	(0.42)	12.12	16.90	524	1.19	*(g)	0.22	*	282

Total Return Mortgage Fund

Class D
09/30/2004 +	$(0.13)	$10.89	1.75%	$100,273	0.90	%*	1.91	%*	465%
03/31/2004	(0.39)	10.83	4.48	103,329	0.95	(d)	1.35		993
03/31/2003	(0.53)	10.75	9.05	126,132	0.90		1.96		844
03/31/2002	(0.77)	10.35	7.43	28,929	0.90		3.37		1193
03/31/2001	(0.77)	10.42	12.69	1,261	0.90		5.78		848
03/31/2000	(0.56)	9.97	3.47	166	0.90		5.38		1476

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.29%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.05%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.35%.
(i)	Ratio of expenses to average net assets excluding interest expense is 1.24%.

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  111

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts	All Asset Fund	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity RealReturn Strategy Fund	Diversified Income Fund	Emerging Markets Bond Fund
Assets:

Investments, at value	$0	$126,096	$16,840	$6,215,956	$867,510	$2,021,738
Investments in Affiliates, at value	3,254,207	0	0	0	0	0
Cash	37,407	0	0	855	1,330	0
Foreign currency, at value	0	0	0	7,054	3,923	0
Receivable for investments sold	0	0	0	0	512	495,424
Receivable for investments in Affiliates sold	8,413	0	0	0	0	0
Receivable for investments sold on delayed delivery basis	0	0	0	129,295	0	0
Unrealized appreciation on forward foreign currency contracts	0	0	0	0	293	861
Receivable for Fund shares sold	19,208	126	3	43,553	1,923	6,081
Interest and dividends receivable	0	1,912	220	409,906	12,130	18,816
Interest and dividends receivable from Affiliates	4,416	0	0	0	0	0
Variation margin receivable	0	81	44	14	0	0
Manager reimbursement receivable	141	0	0	0	0	0
Swap premiums paid	0	12	0	12,188	40	0
Unrealized appreciation on swap agreements	0	1,407	0	2,055	149	5,211
Other assets	0	0	0	0	0	0

	3,323,792	129,634	17,107	6,820,876	887,810	2,548,131

Liabilities:

Payable for investments purchased	$0	$0	$0	$0	$3,309	$4,133
Payable for investments in Affiliates purchased	21,043	0	0	0	0	0
Payable for investments purchased on delayed delivery basis	0	0	0	960,156	0	944,077
Unrealized depreciation on forward foreign currency contracts	0	0	0	778	1,568	349
Payable for short sale	0	0	0	129,288	0	0
Overdraft due to Custodian	0	0	0	0	0	105
Written options outstanding	0	514	30	7	47	89
Payable for Fund shares redeemed	1,622	57	13	11,698	839	2,055
Dividends payable	0	77	7	0	923	480
Accrued investment advisory fee	518	26	3	2,117	320	577
Accrued administration fee	508	30	4	1,686	227	583
Accrued distribution fee	346	0	0	659	22	120
Accrued servicing fee	236	10	1	606	17	117
Variation margin payable	0	0	33	942	103	9
Recoupment payable to Manager	0	0	0	2	0	0
Swap premiums received	0	1,285	0	4,961	0	1
Unrealized depreciation on swap agreements	0	1,189	0	21,849	325	686
Other liabilities	0	0	0	9,248	0	0

	24,273	3,188	91	1,143,997	7,700	953,381

Net Assets	$3,299,519	$126,446	$17,016	$5,676,879	$880,110	$1,594,750

Net Assets Consist of:

Paid in capital	$3,154,606	$125,793	$16,799	$5,220,945	$862,769	$1,474,478
Undistributed (overdistributed) net investment income	26,384	301	2	(79,857)	(611)	42,697
Accumulated undistributed net realized gain (loss)	(8,983)	(2,610)	(265)	125,923	2,411	10,186
Net unrealized appreciation (depreciation)	127,512	2,962	480	409,868	15,541	67,389

	$3,299,519	$126,446	$17,016	$5,676,879	$880,110	$1,594,750

Net Assets:

Class D	$101,151	$4,015	$110	$726,486	$18,500	$164,854
Other Classes	3,198,368	122,431	16,906	4,950,393	861,610	1,429,896

Shares Issued and Outstanding:

Class D	7,924	399	11	46,209	1,704	15,306

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$12.76	$10.07	$10.26	$15.72	$10.86	$10.77
Cost of Investments Owned	$0	$122,904	$16,342	$6,155,147	$851,224	$1,960,487

Cost of Investments in Affiliates Owned	$3,126,696	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$0	$0	$0	$6,973	$3,879	$0

112  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Amounts in thousands, except per share amounts	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	International StocksPLUS TR Strategy Fund
Assets:

Investments, at value	$49,984	$103,849	$1,871,005	$711,834	$7,110,456	$255,306
Investments in Affiliates, at value	0	0	0	0	0	0
Cash	1	150	250	2,789	11,079	471
Foreign currency, at value	0	1,895	31,738	0	4,553	437
Receivable for investments sold	0	0	854	128,070	12,034	3,068
Receivable for investments in Affiliates sold	0	0	0	0	0	0
Receivable for investments sold on delayed delivery basis	0	1,304	347,866	0	0	6,868
Unrealized appreciation on forward foreign currency contracts	0	1,005	768	0	461	8
Receivable for Fund shares sold	3,881	1,479	3,298	3,797	13,592	276
Interest and dividends receivable	236	863	24,347	721	134,386	2,359
Interest and dividends receivable from Affiliates	0	0	0	0	0	0
Variation margin receivable	0	5	1,310	0	380	1
Manager reimbursement receivable	0	0	0	0	0	0
Swap premiums paid	10	402	16,817	1,322	2,742	42
Unrealized appreciation on swap agreements	20	124	4,640	496	6,532	277
Other assets	0	0	0	0	0	10

	54,132	111,076	2,302,893	849,029	7,296,215	269,123

Liabilities:

Payable for investments purchased	$5,860	$2,053	$36,627	$379,297	$62,960	$60,722
Payable for investments in Affiliates purchased	0	0	0	0	0	0
Payable for investments purchased on delayed delivery basis	0	8,356	258,482	0	0	0
Unrealized depreciation on forward foreign currency contracts	0	125	19,995	0	7,239	3,336
Payable for short sale	0	1,304	349,547	23,281	0	6,875
Overdraft due to Custodian	0	0	0	0	0	0
Written options outstanding	0	27	11,203	496	10,832	0
Payable for Fund shares redeemed	89	23	2,763	492	28,580	0
Dividends payable	6	2	327	85	9,349	0
Accrued investment advisory fee	6	18	323	86	1,463	86
Accrued administration fee	8	21	423	109	1,870	48
Accrued distribution fee	0	4	102	0	1,207	1
Accrued servicing fee	5	4	126	104	678	1
Variation margin payable	0	84	3,019	3	196	142
Recoupment payable to Manager	0	0	0	0	0	0
Swap premiums received	1	90	3,198	739	5,630	721
Unrealized depreciation on swap agreements	10	471	31,602	176	3,646	350
Other liabilities	0	16	1,656	4	11	107

	5,985	12,598	719,393	404,872	133,661	72,389

Net Assets	$48,147	$98,478	$1,583,500	$444,157	$7,162,554	$196,734

Net Assets Consist of:

Paid in capital	$48,075	$96,288	$1,535,264	$440,456	$7,275,657	$194,781
Undistributed (overdistributed) net investment income	(10)	6	(66,365)	2,673	(54,882)	(447)
Accumulated undistributed net realized gain (loss)	(4)	412	10,246	1,568	(371,201)	2,874
Net unrealized appreciation (depreciation)	86	1,772	104,355	(540)	312,980	(474)

	$48,147	$98,478	$1,583,500	$444,157	$7,162,554	$196,734

Net Assets:

Class D	$4,144	$10,054	$192,469	$11,262	$406,396	$172
Other Classes	44,003	88,424	1,391,031	432,895	6,756,158	196,562

Shares Issued and Outstanding:

Class D	412	973	18,276	1,012	41,762	16
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$10.06	$10.33	$10.53	$11.13	$9.73	$10.83
Cost of Investments Owned	$49,916	$102,801	$1,720,112	$713,051	$6,797,412	$255,054

Cost of Investments in Affiliates Owned	$0	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$0	$1,874	$31,416	$0	$4,547	$433

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  113

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts	Investment Grade Corporate Bond Fund	Low Duration Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund
Assets:

Investments, at value	$24,697	$15,328,797	$339,797	$18,780	$15,390,213
Cash	1	2,049	0	1	14,416
Foreign currency, at value	112	91,538	0	0	3,611
Receivable for investments sold	0	1,749	0	0	0
Receivable for investments sold on delayed delivery basis	0	0	0	0	917,523
Unrealized appreciation on forward foreign currency contracts	17	1,471	0	0	0
Receivable for Fund shares sold	0	55,601	344	31	49,132
Interest and dividends receivable	303	38,056	5,601	256	129,710
Variation margin receivable	1	1,364	839	7	0
Swap premiums paid	11	11,409	0	0	20,463
Unrealized appreciation on swap agreements	6	9,887	616	0	5,967
Other assets	0	0	0	0	0

	25,148	15,541,921	347,197	19,075	16,531,035

Liabilities:

Payable for investments purchased	$1,178	$743,844	$6,406	$0	$2,067
Payable for investments purchased on delayed delivery basis	0	160,512	0	0	3,481,340
Unrealized depreciation on forward foreign currency contracts	31	2,315	0	0	5,372
Payable for short sale	0	0	0	0	909,255
Written options outstanding	9	0	1,558	43	2,628
Payable for Fund shares redeemed	138	28,014	809	129	36,782
Dividends payable	14	2,659	331	17	1,135
Interest payable	0	0	0	0	1,729
Accrued investment advisory fee	6	2,982	69	4	2,444
Accrued administration fee	6	2,860	92	6	3,137
Accrued distribution fee	0	869	62	0	1,849
Accrued servicing fee	0	905	41	4	1,477
Variation margin payable	4	673	735	0	1,635
Swap premiums received	4	7,930	2,160	0	9,601
Unrealized depreciation on swap agreements	26	12,909	0	0	36,140
Other liabilities	4	0	0	0	936

	1,420	966,472	12,263	203	4,495,798

Net Assets	$23,728	$14,575,449	$334,934	$18,872	$12,035,237

Net Assets Consist of:

Paid in capital	$22,737	$14,492,924	$331,615	$18,590	$11,423,013
Undistributed (overdistributed) net investment income	454	33,306	(38)	(7)	150,510
Accumulated undistributed net realized gain (loss)	149	30,918	(8,658)	(166)	55,543
Net unrealized appreciation	388	18,301	12,015	455	406,171

	$23,728	$14,575,449	$334,934	$18,872	$12,035,237

Net Assets:

Class D	$10	$684,487	$23,577	$2,977	$969,086
Other Classes	23,718	13,890,962	311,357	15,895	11,066,151

Shares Issued and Outstanding:

Class D	1	66,649	2,316	276	83,700

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$10.73	$10.27	$10.18	$10.78	$11.58

Cost of Investments Owned	$24,289	$15,301,666	$327,754	$18,312	$14,967,668

Cost of Foreign Currency Held	$111	$90,512	$0	$0	$3,568

114  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Amounts in thousands, except per share amounts	RealEstate RealReturn Strategy Fund	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	StocksPLUS Total Return Fund	Total Return Mortgage Fund
Assets:

Investments, at value	$299,779	$492,458	$4,715,069	$1,858,088	$537,475	$343,960
Cash	566	1,044	1	134	468	41
Foreign currency, at value	500	0	2,736	9,808	2,136	0
Receivable for investments sold	4,637	0	0	116	2,973	66,066
Receivable for investments sold on delayed delivery basis	10,800	0	174,322	228,330	6,057	0
Unrealized appreciation on forward foreign currency contracts	7	0	150	0	17	0
Receivable for Fund shares sold	380	2,344	7,804	10,018	5,114	909
Interest and dividends receivable	2,750	6,467	14,334	4,255	861	644
Variation margin receivable	2	674	8,773	6,457	67	0
Swap premiums paid	958	1,191	1,338	60	369	1,605
Unrealized appreciation on swap agreements	141	787	2,090	377	168	211
Other assets	0	0	19	0	0	0

	320,520	504,965	4,926,636	2,117,643	555,705	413,436

Liabilities:

Payable for investments purchased	$0	$13,588	$124,084	$0	$51,690	$183,708
Payable for investments purchased on delayed delivery basis	48,889	0	6,258	0	0	0
Unrealized depreciation on forward foreign currency contracts	0	0	643	354	51	0
Payable for short sale	10,823	0	175,560	224,629	6,141	8,061
Written options outstanding	0	2,152	4,182	0	213	186
Payable for Fund shares redeemed	8,622	10,310	21,509	1,315	34	755
Dividends payable	0	254	897	0	0	52
Interest payable	0	0	2,424	92	0	0
Accrued investment advisory fee	121	80	956	611	173	45
Accrued administration fee	68	136	955	431	99	66
Accrued distribution fee	9	17	206	212	21	2
Accrued servicing fee	7	73	273	82	14	61
Variation margin payable	80	539	9,093	7,216	391	0
Swap premiums received	107	2,757	1,045	803	561	377
Unrealized depreciation on swap agreements	1,308	2,048	1,698	709	330	82
Other liabilities	482	0	812	56	8	3

	72,245	31,954	348,171	238,842	59,818	193,398

Net Assets	$248,275	$473,011	$4,578,465	$1,878,801	$495,887	$220,038

Net Assets Consist of:

Paid in capital	$206,209	$479,112	$4,569,804	$2,196,075	$486,172	$214,452
Undistributed (overdistributed) net investment income	536	(8)	2,129	(142,182)	6,645	3,221
Accumulated undistributed net realized gain (loss)	37,471	(6,600)	5,743	(177,278)	2,068	2,086
Net unrealized appreciation	4,059	507	789	2,186	1,002	279

	$248,275	$473,011	$4,578,465	$1,878,801	$495,887	$220,038

Net Assets:

Class D	$1,761	$36,904	$232,898	$10,261	$806	$100,273
Other Classes	246,514	436,107	4,345,567	1,868,540	495,081	119,765

Shares Issued and Outstanding:

Class D	149	3,663	23,173	1,127	66	9,210
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$11.85	$10.08	$10.05	$9.11	$12.15	$10.89

Cost of Investments Owned	$292,443	$489,593	$4,712,116	$1,854,383	$537,109	$343,982

Cost of Foreign Currency Held	$492	$0	$2,706	$9,700	$2,114	$0

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  115

Statements of Operations (Unaudited)

	All Asset Fund	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity RealReturn Strategy Fund	Diversified Income Fund	Emerging Markets Bond Fund
Amounts in thousands	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004
Investment Income:

Interest, net of foreign taxes	$0	$2,835	$349	$120,833	$23,331	$35,317
Dividends	0	0	0	0	53	119
Dividends from Affiliate investments	50,593	0	0	0	0	0
Miscellaneous income	32	0	0	0	354	0

Total Income	50,625	2,835	349	120,833	23,738	35,436

Expenses:

Investment advisory fees	2,590	154	20	11,470	1,805	3,090
Administration fees	2,598	180	22	9,194	1,278	3,165
Servicing fees - Class D	125	5	0	778	21	191
Distribution and/or servicing fees - Other Classes	2,856	60	6	6,252	193	1,219
Trustees’ fees	0	0	0	4	1	1
Interest expense	0	1	0	13	0	15
Miscellaneous expense	0	0	0	110	12	0

Total Expenses	8,169	400	48	27,821	3,310	7,681

Reimbursement by Manager	(614)	0	0	0	0	0

Net Expenses	7,555	400	48	27,821	3,310	7,681

Net Investment Income	43,070	2,435	301	93,012	20,428	27,755

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	0	171	24	(27,415)	(643)	834
Net realized (loss) on Affiliate investments	(15,691)	0	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	0	(678)	(119)	(102,435)	2,455	8,421
Net realized gain (loss) on foreign currency transactions	0	0	0	(416)	(47)	1,410
Net change in unrealized appreciation (depreciation) on investments	0	(1,188)	(157)	(18,349)	5,257	7,013
Net change in unrealized appreciation on Affiliate investments	45,161	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	(210)	14	226,351	(218)	62
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(693)	(1,812)	(215)

Net Gain (Loss)	29,470	(1,905)	(238)	77,043	4,992	17,525

Net Increase in Net Assets Resulting from Operations	$72,540	$530	$63	$170,055	$25,420	$45,280

116  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	International StocksPLUS TR Strategy Fund
Amounts in thousands	Period from July 30, 2004 to September 30, 2004	Period from April 30, 2004 to September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004

Investment Income:

Interest, net of foreign taxes	$64	$412	$26,151	$4,726	$258,999	$1,033
Dividends	0	0	99	0	2,128	0
Dividends from Affiliate investments	0	0	0	0	0	0
Miscellaneous income	0	1	38	0	643	0

Total Income	64	413	26,288	4,726	261,770	1,033

Expenses:

Investment advisory fees	8	48	1,918	504	8,663	392
Administration fees	10	52	2,522	650	11,162	217
Servicing fees - Class D	0	3	232	12	503	0
Distribution and/or servicing fees - Other Classes	5	8	1,176	639	11,146	9
Trustees’ fees	0	0	1	0	7	0
Interest expense	0	1	6	3	6	4
Miscellaneous expense	0	0	0	0	0	7

Total Expenses	23	112	5,855	1,808	31,487	629

Reimbursement by Manager	0	0	0	0	0	0

Net Expenses	23	112	5,855	1,808	31,487	629

Net Investment Income	41	301	20,433	2,918	230,283	404

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(1)	18	(5,292)	1,405	30,909	1,001
Net realized (loss) on Affiliate investments	0	0	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	(3)	621	5,744	219	3,106	419
Net realized gain (loss) on foreign currency transactions	0	(227)	13,353	0	18,541	302
Net change in unrealized appreciation (depreciation) on investments	69	1,048	(12,439)	(1,718)	(26,154)	189
Net change in unrealized appreciation on Affiliate investments	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	17	(60)	14,263	845	13,701	2,349
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	784	(15,186)	0	(14,009)	(3,328)

Net Gain (Loss)	82	2,184	443	751	26,094	932

Net Increase in Net Assets Resulting from Operations	$123	$2,485	$20,876	$3,669	$256,377	$1,336

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  117

Statements of Operations (Cont.) (Unaudited)

Amounts in thousands	Investment Grade Corporate Bond Fund	Low Duration Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund
	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004
Investment Income:

Interest	$684	$166,982	$8,177	$393	$304,822
Dividends	6	2,083	0	0	4
Miscellaneous income	0	28	0	1	3

Total Income	690	169,093	8,177	394	304,829

Expenses:

Investment advisory fees	38	18,201	428	25	14,144
Administration fees	38	17,510	566	38	18,210
Servicing fees - Class D	0	823	29	4	1,154
Distribution and/or servicing fees - Other Classes	2	10,283	608	19	18,509
Trustees’ fees	0	14	0	0	10
Interest expense	0	10	4	0	23
Miscellaneous expense	0	0	0	0	0

Total Expenses	78	46,841	1,635	86	52,050

Net Expenses	78	0	0	0	0

Net Investment Income	612	122,252	6,542	308	252,779

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	98	(3,312)	328	8	33,646
Net realized gain (loss) on futures contracts, options and swaps	13,921	25,736	(2,289)	(99)	30,444
Net realized gain (loss) on foreign currency transactions	5	956	0	0	3,858
Net change in unrealized appreciation (depreciation) on investments	(468)	(51,295)	(5,287)	(159)	(224,858)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(13,973)	(16,011)	1,999	22	(9,420)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(23)	(8,284)	0	0	(6,671)

Net Gain (Loss)	(440)	(52,210)	(5,249)	(228)	(173,001)

Net Increase (Decrease) in Net Assets Resulting from Operations	$172	$70,042	$1,293	$80	$79,778

118    PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	RealEstate RealReturn Strategy Fund	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	StocksPLUS Total Return Fund	Total Return Mortgage Fund
Amounts in thousands	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004
Investment Income:

Interest	$10,014	$7,117	$42,926	$15,137	$2,650	$3,104
Dividends	0	0	0	142	7	0
Miscellaneous income	0	4	251	4	1	0

Total Income	10,014	7,121	43,177	15,283	2,658	3,104

Expenses:

Investment advisory fees	899	469	5,758	3,535	836	277
Administration fees	489	814	5,818	2,519	491	404
Servicing fees - Class D	2	45	280	13	1	122
Distribution and/or servicing fees - Other Classes	67	506	2,684	1,954	204	267
Trustees’ fees	0	0	4	2	0	0
Interest expense	12	3	19	0	2	3
Miscellaneous expense	9	0	0	0	8	0

Total Expenses	1,478	1,837	14,563	8,023	1,542	1,073

Net Expenses	0	0	0	0	0	0

Net Investment Income	8,536	5,284	28,614	7,260	1,116	2,031

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(6,828)	(118)	(3,558)	(9,673)	503	1,456
Net realized gain (loss) on futures contracts, options and swaps	162,238	(2,889)	12,733	(39,688)	(10,647)	403
Net realized gain (loss) on foreign currency transactions	(13)	0	128	(116)	2	0
Net change in unrealized appreciation (depreciation) on investments	1,408	(1,858)	(7,882)	190	(45)	(1,378)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(143,250)	420	(6,526)	27,567	4,834	330
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1)	0	(604)	(250)	47	0

Net Gain (Loss)	13,554	(4,445)	(5,709)	(21,970)	(5,306)	811

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,090	$839	$22,905	$(14,710)	$(4,190)	$2,842

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  119

Statements of Changes in Net Assets

Amounts in thousands	All Asset Fund		California Intermediate Municipal Bond Fund		California Municipal Bond Fund		Commodity RealReturn Strategy Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$43,070	$44,814	$2,435	$5,385	$301	$608	$93,012	$15,879
Net realized gain (loss)	0	1,354	(507)	1,165	(95)	74	(130,266)	313,968
Net realized (loss) on Affiliate investments	(15,691)	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying PIMCO Funds	0	10,885	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	82,246	(1,398)	(1,726)	(143)	119	207,309	201,922
Net change in unrealized appreciation on Affiliate investments	45,161	0	0	0	0	0	0	0
Net increase resulting from operations	72,540	139,299	530	4,824	63	801	170,055	531,769

Distributions to Shareholders:

From net investment income
Class D	(821)	(957)	(78)	(184)	(2)	(1)	(10,117)	(22,027)
Other Classes	(27,432)	(32,415)	(2,358)	(5,199)	(299)	(608)	(68,571)	(137,765)
From net realized capital gains
Class D	0	(194)	0	0	0	(0)	0	(1,445)
Other Classes	0	(6,296)	0	0	0	(58)	0	(9,556)

Total Distributions	(28,253)	(39,862)	(2,436)	(5,383)	(301)	(667)	(78,688)	(170,793)

Fund Share Transactions:

Receipts for shares sold
Class D	25,819	100,974	660	3,165	0	110	342,024	548,802
Other Classes	1,588,295	1,699,733	18,046	37,200	1,991	3,677	2,187,998	3,296,690
Issued as reinvestment of distributions
Class D	557	857	50	147	2	1	9,136	20,332
Other Classes	22,757	32,864	1,894	4,016	261	567	52,793	119,428
Cost of shares redeemed
Class D	(25,219)	(5,172)	(1,082)	(4,865)	0	(94)	(189,973)	(61,903)
Other Classes	(199,830)	(238,509)	(18,325)	(69,184)	(1,007)	(3,610)	(924,588)	(308,651)
Net increase (decrease) resulting from Fund share transactions	1,412,379	1,590,748	1,243	(29,521)	1,247	651	1,477,390	3,614,698

Fund Redemption Fee	22	0	0	0	0	0	72	29

Total Increase (Decrease) in Net Assets	1,456,688	1,690,185	(663)	(30,080)	1,009	785	1,568,829	3,975,703

Net Assets:

Beginning of period	1,842,831	152,646	127,109	157,189	16,007	15,222	4,108,050	132,347

End of period*	$3,299,519	$1,842,831	$126,446	$127,109	$17,016	$16,007	$5,676,879	$4,108,050

* Including undistributed (overdistributed) net investment income of:	$26,384	$11,567	$301	$302	$2	$2	$(79,857)	$(94,181)

120  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Amounts in thousands	Diversified Income Fund		Emerging Markets Bond Fund		Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended September 30, 2004 (Unaudited)	Period from July 31, 2003 to March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Period from July 30, 2004 to September 30, 2004 (Unaudited)	Period from April 30, 2004 to September 30, 2004 (Unaudited)	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$20,428	$8,730	$27,755	$46,336	$41	$301	$20,433	$45,948
Net realized gain (loss)	1,765	1,617	10,665	131,955	(4)	412	13,805	39,442
Net realized (loss) on Affiliate investments	0	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying PIMCO Funds	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	3,227	12,314	6,860	29,736	86	1,772	(13,362)	(38,687)
Net change in unrealized appreciation on Affiliate investments	0	0	0	0	0	0	0	0
Net increase resulting from operations	25,420	22,661	45,280	208,027	123	2,485	20,876	46,703

Distributions to Shareholders:

From net investment income
Class D	(402)	(133)	(3,321)	(6,932)	(4)	(14)	(2,088)	(4,334)
Other Classes	(20,854)	(9,036)	(27,392)	(43,321)	(47)	(281)	(16,651)	(38,251)
From net realized capital gains
Class D	0	(2)	0	(13,893)	0	0	0	(3,181)
Other Classes	0	(313)	0	(91,950)	0	0	0	(27,321)

Total Distributions	(21,256)	(9,484)	(30,713)	(156,096)	(51)	(295)	(18,739)	(73,087)

Fund Share Transactions:

Receipts for shares sold
Class D	11,375	19,933	46,793	332,073	4,141	9,900	56,345	175,002
Other Classes	207,441	727,966	547,556	1,452,636	47,397	89,723	269,116	805,689
Issued as reinvestment of distributions
Class D	308	60	3,019	19,028	4	11	1,855	6,667
Other Classes	15,356	7,398	23,904	111,892	40	271	14,624	58,391
Cost of shares redeemed
Class D	(11,519)	(1,610)	(74,310)	(258,584)	(5)	(44)	(40,665)	(148,320)
Other Classes	(94,134)	(19,807)	(421,508)	(1,004,594)	(3,502)	(3,574)	(299,246)	(623,739)
Net increase (decrease) resulting from Fund share transactions	128,827	733,940	125,454	652,451	48,075	96,287	2,029	273,690
Fund Redemption Fee	2	0	13	0	0	1	6	0

Total Increase (Decrease) in Net Assets	132,993	747,117	140,034	704,382	48,147	98,478	4,172	247,306

Net Assets:

Beginning of period	747,117	0	1,454,716	750,334	0	0	1,579,328	1,332,022

End of period*	$880,110	$747,117	$1,594,750	$1,454,716	$48,147	$98,478	$1,583,500	$1,579,328

* Including undistributed (overdistributed) net investment income of:	$(611)	$217	$42,697	$45,655	$(10)	$6	$(66,365)	$(68,059)

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  121

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	GNMA Fund		High Yield Fund		International StocksPLUS TR Strategy Fund		Investment Grade Corporate Bond Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Period from October 30, 2003 to March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$2,918	$2,436	$230,283	$501,442	$404	$38	$612	$1,367
Net realized gain (loss)	1,624	8,187	52,556	203,499	1,722	1,348	14,024	(13,074)
Net change in unrealized appreciation (depreciation)	(873)	278	(26,462)	388,174	(790)	317	(14,464)	14,685
Net increase resulting from operations	3,669	10,901	256,377	1,093,115	1,336	1,703	172	2,978

Distributions to Shareholders:
From net investment income
Class D	(91)	(173)	(13,565)	(27,681)	0	(1)	0	0
Other Classes	(3,673)	(6,935)	(220,037)	(481,541)	(587)	(494)	(609)	(1,361)
From net realized capital gains
Class D	0	(60)	0	0	0	0	0	0
Other Classes	0	(3,140)	0	0	0	0	0	(729)

Total Distributions	(3,764)	(10,308)	(233,602)	(509,222)	(587)	(495)	(609)	(2,090)

Fund Share Transactions:

Receipts for shares sold
Class D	4,034	10,609	121,837	756,173	89	622	10	0
Other Classes	213,043	336,198	1,388,344	5,997,367	198,000	21,669	5,450	29,759
Issued as reinvestment of distributions
Class D	51	155	12,592	25,811	0	1	0	0
Other Classes	3,256	8,222	159,762	336,670	587	494	549	1,918
Cost of shares redeemed
Class D	(1,629)	(8,102)	(190,969)	(621,680)	(28)	(504)	0	0
Other Classes	(185,098)	(288,554)	(1,752,181)	(5,489,267)	(21,333)	(4,821)	(12,919)	(24,580)
Net increase (decrease) resulting from Fund share transactions	33,657	58,528	(260,615)	1,005,074	177,315	17,461	(6,910)	7,097

Fund Redemption Fee	0	0	50	0	0	1	0	0

Total Increase (Decrease) in Net Assets	33,562	59,121	(237,790)	1,588,967	178,064	18,670	(7,347)	7,985

Net Assets:

Beginning of period	410,595	351,474	7,400,344	5,811,377	18,670	0	31,075	23,090

End of period*	$444,157	$410,595	$7,162,554	$7,400,344	$196,734	$18,670	$23,728	$31,075

* Including undistributed (overdistributed) net investment income of:	$2,673	$3,519	$(54,882)	$(51,563)	$(447)	$(265)	$454	$451

122  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Amounts in thousands	Low Duration Fund		Municipal Bond Fund		New York Municipal Bond Fund		Real Return Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004 (Unaudited)
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$122,252	$247,661	$6,542	$13,718	$308	$588	$252,779	$237,048
Net realized gain (loss)	23,380	86,675	(1,961)	3,495	(91)	118	67,948	417,368
Net change in unrealized appreciation (depreciation)	(75,590)	9,189	(3,288)	1,532	(137)	221	(240,949)	277,568
Net increase resulting from operations	70,042	343,525	1,293	18,745	80	927	79,778	931,984

Distributions to Shareholders:

From net investment income
Class D	(5,758)	(11,802)	(462)	(745)	(48)	(67)	(21,551)	(25,089)
Other Classes	(129,572)	(297,097)	(6,080)	(12,973)	(260)	(521)	(240,312)	(213,555)
From net realized capital gains
Class D	0	(2,677)	0	0	0	(4)	0	(34,615)
Other Classes	0	(61,818)	0	0	0	(32)	0	(344,383)

Total Distributions	(135,330)	(373,394)	(6,542)	(13,718)	(308)	(624)	(261,863)	(617,642)

Fund Share Transactions:

Receipts for shares sold
Class D	202,334	548,682	5,096	19,001	648	1,957	198,028	576,669
Other Classes	3,049,635	9,840,712	37,695	219,412	1,357	9,225	2,739,682	6,038,738
Issued as reinvestment of distributions
Class D	5,332	13,343	317	649	43	67	20,125	55,664
Other Classes	109,370	302,304	4,124	9,029	158	364	189,244	452,586
Cost of shares redeemed
Class D	(165,501)	(354,935)	(6,229)	(16,541)	(723)	(514)	(168,457)	(559,600)
Other Classes	(3,354,607)	(7,483,249)	(65,438)	(264,826)	(3,811)	(6,312)	(1,864,394)	(2,945,916)
Net increase (decrease) resulting from Fund share transactions	(153,437)	2,866,857	(24,435)	(33,276)	(2,328)	4,787	1,114,228	3,618,141

Fund Redemption Fee	31	0	16	0	0	0	138	0

Total Increase (Decrease) in Net Assets	(218,694)	2,836,988	(29,668)	(28,249)	(2,556)	5,090	932,281	3,932,483

Net Assets:

Beginning of period	14,794,143	11,957,155	364,602	392,851	21,428	16,338	11,102,956	7,170,473

End of period*	$14,575,449	$14,794,143	$334,934	$364,602	$18,872	$21,428	$12,035,237	$11,102,956

* Including undistributed (overdistributed) net investment income of:	$33,306	$46,384	$(38)	$(38)	$(7)	$(7)	$150,510	$159,594

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  123

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	RealEstate RealReturn Strategy Fund		Short Duration Municipal Income Fund		Short-Term Fund
	Six Months Ended September 30, 2004 (Unaudited)	Period from October 30, 2003 to March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$8,536	$1,101	$5,284	$7,060	$28,614	$55,231
Net realized gain (loss)	155,397	(114,067)	(3,007)	1,976	9,303	15,767
Net change in unrealized appreciation (depreciation)	(141,843)	145,902	(1,438)	(2,198)	(15,012)	7,316
Net increase (decrease) resulting from operations	22,090	32,936	839	6,838	22,905	78,314

Distributions to Shareholders:

From net investment income
Class D	(41)	(20)	(400)	(326)	(1,314)	(2,603)
Other Classes	(7,687)	(5,212)	(4,884)	(6,715)	(28,486)	(60,843)
From net realized capital gains
Class D	0	0	0	0	0	(180)
Other Classes	0	0	0	0	0	(3,518)

Total Distributions	(7,728)	(5,232)	(5,284)	(7,041)	(29,800)	(67,144)

Fund Share Transactions:

Receipts for shares sold
Class D	1,705	4,260	4,523	41,181	70,516	225,723
Other Classes	220,435	274,000	175,619	410,628	1,895,022	4,611,754
Issued as reinvestment of distributions
Class D	36	19	149	206	1,233	2,622
Other Classes	7,551	5,192	3,698	5,120	23,926	51,946
Cost of shares redeemed
Class D	(3,551)	(581)	(9,433)	(8,470)	(71,701)	(133,623)
Other Classes	(298,538)	(4,326)	(179,847)	(304,647)	(1,588,264)	(3,992,150)
Net increase (decrease) resulting from Fund share transactions	(72,362)	278,564	(5,291)	144,018	330,732	766,272

Fund Redemption Fee	7	0	0	0	47	0

Total Increase (Decrease) in Net Assets	(57,993)	306,268	(9,736)	143,815	323,884	777,442

Net Assets:

Beginning of period	306,268	0	482,747	338,932	4,254,581	3,477,139

End of period*	$248,275	$306,268	$473,011	$482,747	$4,578,465	$4,254,581

* Including undistributed (overdistributed) net investment income of:	$536	$(272)	$(8)	$(8)	$2,129	$3,315

124  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Amounts in thousands	StocksPLUS Fund		StocksPLUS Total Return Fund		Total Return Mortgage Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$7,260	$9,047	$1,116	$545	$2,031	$3,709
Net realized gain (loss)	(49,477)	335,271	(10,142)	23,494	1,859	7,588
Net change in unrealized appreciation (depreciation)	27,507	(21,998)	4,836	(3,941)	(1,048)	133
Net increase (decrease) resulting from operations	(14,710)	322,320	(4,190)	20,098	2,842	11,430

Distributions to Shareholders:

From net investment income	(281)	(525)	0	0	(1,153)	(2,846)
Class D	(49,902)	(106,470)	(506)	(387)	(1,377)	(4,025)
Other Classes
From net realized capital gains
Class D	0	0	0	(4)	0	(1,171)
Other Classes	0	0	0	(5,011)	0	(1,829)

Total Distributions	(50,183)	(106,995)	(506)	(5,402)	(2,530)	(9,871)

Fund Share Transactions:

Receipts for shares sold
Class D	2,641	7,121	501	854	19,080	66,551
Other Classes	472,751	973,889	369,037	312,204	18,937	62,927
Issued as reinvestment of distributions
Class D	280	521	0	5	1,091	3,773
Other Classes	46,964	98,713	501	5,130	1,079	4,972
Cost of shares redeemed
Class D	(950)	(1,603)	(224)	(353)	(23,559)	(93,582)
Other Classes	(233,476)	(406,605)	(153,552)	(52,401)	(52,130)	(89,859)
Net increase (decrease) resulting from Fund share transactions	288,210	672,036	216,263	265,439	(35,502)	(45,218)

Fund Redemption Fee	1	0	0	0	3	0

Total Increase (Decrease) in Net Assets	223,318	887,361	211,567	280,135	(35,187)	(43,659)

Net Assets:
Beginning of period	1,655,483	768,122	284,320	4,185	255,225	298,884

End of period*	$1,878,801	$1,655,483	$495,887	$284,320	$220,038	$255,225

* Including undistributed (overdistributed) net investment income of:	$(142,182)	$(99,259)	$6,645	$6,035	$3,221	$3,720

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  125

Notes to Financial Statements

September 30, 2004 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds, 23 of which are presented herein (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2004. Each share class has identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the All Asset, CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset, CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds, are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the All Asset,

126  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the All Asset, CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

A$	- Australian Dollar	KW	- South Korean Won
BF	- Belgian Franc	MP	- Mexican Peso
BP	- British Pound	N$	- New Zealand Dollar
BR	- Brazilian Real	NK	- Norwegian Krone
C$	- Canadian Dollar	PN	- Peruvian New Sol
CP	- Chilean Peso	PZ	- Polish Zloty
CY	- Chinese Yuan Renminbi	RP	- Indian Rupee
DG	- Dutch Guilder	RR	- Russian Ruble
DK	- Danish Krone	S$	- Singapore Dollar
DM	- German Mark	SF	- Swiss Franc
EC	- Euro	SK	- Swedish Krona
H$	- Hong Kong Dollar	SV	- Slovakian Koruna
JY	- Japanese Yen	T$	- Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker,

09.30.04  |  PIMCO Bond Funds Semi-Annual Report  127

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require an adjustment in an amount equal to the accrued interest to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund is obligated to deliver securities at the market price at the

128  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There were no reclassifications to any period presented as a result of this change to the All Asset, California Municipal Bond, Municipal Bond, New York Municipal Bond, and Short Duration Municipal Bond Funds. There is no effect on the Funds’ net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for other funds in Statements of Operations and Statements of Changes in Net Assets is as follows:

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
California Intermediate Municipal Bond Fund
Net Investment Income Increase	$0	$1,551	$0	$0	$0	$0
Net Realized Gain/Loss (Decrease)	0	(1,551)	0	0	0	0
Net Change in Unrealized Gain/Loss Increase	0	0	0	0	0	0

09.30.04  |  PIMCO Bond Funds Semi-Annual Report  129

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

	09/30/2004	03/31/2004		03/31/2003		03/31/2002		03/31/2001		03/31/2000
CommodityRealReturn Strategy Fund
Net Investment Income Increase (Decrease)	$(121,621,054)		$(378,878,357)		$19,269	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase (Decrease)	(120,844,318)		256,199,623		10,767,709		N/A		N/A		N/A
Net Change in Unrealized Gain/Loss Increase (Decrease)	242,465,372		122,678,734		(10,786,978)		N/A		N/A		N/A

Diversified Income Fund
Net Investment Income (Decrease)	$(849,249)		$(445,118)	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase	1,073,112		84,383		N/A		N/A		N/A		N/A
Net Change in Unrealized Gain/Loss Increase (Decrease)	(223,863)		360,735		N/A		N/A		N/A		N/A

Emerging Markets Bond Fund
Net Investment Income (Decrease)	$(2,957,617)		$(3,871,084)		$(1,912,593)		$(116,575)		$0		$0
Net Realized Gain/Loss Increase	2,956,875		3,007,872		1,629,534		40,725		0		0
Net Change in Unrealized Gain/Loss Increase	742		863,212		283,059		75,850		0		0

Floating Income Fund
Net Investment Income (Decrease)	$(9,534)	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase	3,315		N/A		N/A		N/A		N/A		N/A
Net Change in Unrealized Gain/Loss Increase	6,219		N/A		N/A		N/A		N/A		N/A

Foreign Bond Fund (Unhedged)
Net Investment Income Increase	$7,024	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase	0		N/A		N/A		N/A		N/A		N/A
Net Change in Unrealized Gain/Loss (Decrease)	(7,024)		N/A		N/A		N/A		N/A		N/A

Foreign Bond Fund (U.S. Dollar-Hedged)
Net Investment Income Increase (Decrease)	$1,900,571		$5,010,083		$6,579,146		$(26,594)		$0		$(367,757)
Net Realized Gain/Loss Increase (Decrease)	(3,986,167)		(3,477,547)		(4,715,071)		(523,001)		14,460		(20,248)
Net Change in Unrealized Gain/Loss Increase (Decrease)	2,085,596		(1,532,536)		(1,864,075)		549,595		(14,460)		388,005

GNMA Fund
Net Investment Income Increase (Decrease)	$(2,746)		$56		$0		$0		$0		$0
Net Realized Gain/Loss (Decrease)	(8,224)		0		0		0		0		0
Net Change in Unrealized Gain/Loss Increase (Decrease)	10,970		(56)		0		0		0		0

High Yield Fund
Net Investment Income (Decrease)	$(3,331,331)		$(7,096,458)		$(8,071,764)		$(470,548)		$(324,748)		$0
Net Realized Gain/Loss Increase	3,481,185		7,070,950		7,439,240		234,562		324,748		0
Net Change in Unrealized Gain/Loss Increase (Decrease)	(149,854)		25,508		632,524		235,986		0		0

International StocksPLUS TR Strategy Fund
Net Investment Income Increase (Decrease)	$378,413		$(1,163,602)	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase (Decrease)	(2,227,152)		1,022,911		N/A		N/A		N/A		N/A
Net Change in Unrealized Gain/Loss Increase	1,848,739		140,691		N/A		N/A		N/A		N/A

Investment Grade Corporate Bond Fund
Net Investment Income Increase (Decrease)	$2,911		$7,371		$5,054		$(5,181)		$(28)	$	N/A
Net Realized Gain/Loss Increase (Decrease)	13,959,814		(13,970,442)		1,322		1,214		28		N/A
Net Change in Unrealized Gain/Loss Increase (Decrease)	(13,962,725)		13,963,071		(6,376)		3,967		0		N/A

Low Duration Fund
Net Investment Income Increase (Decrease)	$(323,604)		$19,138		$(1,143,212)		$(1,726,033)		$0		$52,791
Net Realized Gain/Loss Increase (Decrease)	311,239		(31,283)		1,128,239		1,642,557		(5,525)		(47,266)
Net Change in Unrealized Gain/Loss Increase (Decrease)	12,365		12,145		14,973		83,476		5,525		(5,525)

130  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

	09/30/2004	03/31/2004	03/31/2003		03/31/2002		03/31/2001		03/31/2000
Real Return Fund
Net Investment Income Increase (Decrease)	$1,102,521	$440,146		$612,841		$847,622		$(96,952)		$(2,055)
Net Realized Gain/Loss Increase (Decrease)	(1,111,538)	(579,021)		(662,183)		(388,748)		96,952		2,055
Net Change in Unrealized Gain/Loss Increase (Decrease)	9,017	138,875		49,342		(458,874)		0		0

RealEstateRealReturn Strategy Fund
Net Investment Income (Decrease)	$(18,764,402)	$(22,067,757)	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase (Decrease)	160,941,768	(117,898,743)		N/A		N/A		N/A		N/A
Net Change in Unrealized Gain/Loss Increase (Decrease)	(142,177,366)	139,966,500		N/A		N/A		N/A		N/A

Short-Term Fund
Net Investment Income Increase (Decrease)	$193,188	$0		$1,639,873		$346,749		$(42,727)		$(10,053)
Net Realized Gain/Loss Increase (Decrease)	(601,521)	577,855		(1,564,712)		(83,790)		42,727		10,053
Net Change in Unrealized Gain/Loss Increase (Decrease)	408,333	(577,855)		(75,161)		(262,959)		0		0

StocksPLUS Fund
Net Investment Income Increase (Decrease)	$1,156,490	$(173,813,577)		$96,043,570		$6,345,549		$81,603,156		$(27,214,187)
Net Realized Gain/Loss Increase (Decrease)	(1,092,016)	182,241,802		(102,102,805)		(8,451,684)		(82,694,394)		27,742,066
Net Change in Unrealized Gain/Loss Increase (Decrease)	(64,474)	(8,428,225)		6,059,235		2,106,135		1,091,238		(527,879)

StocksPLUS Total Return Fund
Net Investment Income Increase (Decrease)	$188,466	$(3,767)	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase (Decrease)	(271,438)	2,972		N/A		N/A		N/A		N/A
Net Change in Unrealized Gain/Loss Increase	82,972	795		N/A		N/A		N/A		N/A

Total Return Mortgage Fund
Net Investment Income (Decrease)	$(127,756)	$(382,218)		$(42,263)		$0		$0		$0
Net Realized Gain/Loss Increase	151,549	363,259		0		0		0		0
Net Change in Unrealized Gain/Loss Increase (Decrease)	(23,793)	18,959		42,263		0		0		0

Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Financial Highlights is as follows:

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	01/31/2000- 03/31/2000
California Intermediate Municipal Bond Fund

Class D
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	09/30/2004	03/31/2004	11/29/2002- 03/31/2003
CommodityRealReturn Strategy Fund

Class D
Net Investment Income Increase (Decrease)	$(0.33)	$(5.46)	$2.84
Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	0.33	5.46	(2.84)
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(2.24)%	(37.70)%	22.37%

09.30.04  |  PIMCO Bond Funds Semi-Annual Report  131

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

	09/30/2004	07/31/2003- 03/31/2004
Diversified Income Fund

Class D
Net Investment Income (Decrease)	$(0.01)	$(0.02)
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.01	0.02
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.11)%	(0.15)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Emerging Markets Bond Fund

Class D
Net Investment Income (Decrease)	$(0.02)	$(0.04)	$(0.05)	$(0.02)	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.02	0.04	0.05	0.02	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.21)%	(0.35)%	(0.53)%	(0.22)%	0.00%

	08/03/2004- 09/30/2004
Floating Income Fund

Class D
Net Investment Income (Decrease)	$(0.01)
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.01
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.06)%

	08/03/2004- 09/30/2004
Foreign Bond Fund (Unhedged)

Class D
Net Investment Income Increase	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00
Ratio of Net Investment Income to Average Net Assets Increase	0.01%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Foreign Bond Fund (U.S. Dollar-Hedged)

Class D
Net Investment Income Increase (Decrease)	$0.01	$0.04	$0.06	$0.00	$0.00	$(0.01)
Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	(0.01)	(0.04)	(0.06)	0.00	0.00	0.01
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.12%	0.33%	0.58%	(0.02)%	0.00%	(0.06)%

	09/30/2004	03/31/2004	03/31/2003	05/31/2001- 03/31/2002
GNMA Fund

Class D
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.01)%	0.00%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
High Yield Fund

Class D
Net Investment Income (Decrease)	$0.00	$(0.01)	$(0.02)	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.01	0.02	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.05)%	(0.10)%	(0.19)%	(0.02)%	(0.02)%	0.00%

132  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

	09/30/2004	10/30/2003- 03/31/2004
International StocksPLUS TR Strategy Fund

Class D
Net Investment Income (Decrease)	$(0.12)	$(0.73)
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.12	0.73
Ratio of Net Investment Income to Average Net Assets (Decrease)	(1.17)%	(7.00)%

	09/30/2004
Investment Grade Corporate Bond Fund

Class D
Net Investment Income Increase	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00
Ratio of Net Investment Income to Average Net Assets Increase	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Low Duration Fund

Class D
Net Investment Income (Decrease)	$0.00	$0.00	$0.00	$(0.01)	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.01	0.00	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	0.00%	(0.01)%	(0.01)%	(0.05)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Real Return Fund

Class D
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.01%	0.01%	0.01%	0.04%	(0.02)%	0.00%

	09/30/2004	10/30/2003- 03/31/2004
RealEstateRealReturn Strategy Fund

Class D
Net Investment Income Increase (Decrease)	$1.02	$(2.42)
Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	(1.02)	2.42
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	9.56%	(21.10)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Short-Term Fund

Class D
Net Investment Income Increase	$0.00	$0.00	$0.01	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	0.00	0.00	(0.01)	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	0.01%	0.05%	0.03%	(0.01)%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
StocksPLUS Fund

Class D
Net Investment Income Increase (Decrease)	$0.01	$(1.06)	$0.98	$0.07	$0.83	$(0.28)
Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	(0.01)	1.06	(0.98)	(0.07)	(0.83)	0.28
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.06%	(11.40)%	12.04%	0.74%	6.51%	(1.94)%

09.30.04  |  PIMCO Bond Funds Semi-Annual Report  133

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

	09/30/2004	07/31/2003- 03/31/2004

StocksPLUS Total Return Fund

Class D
Net Investment Income Increase	$0.01	$0.00
Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	(0.01)	0.00
Ratio of Net Investment Income to Average Net Assets Increase	0.05%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Total Return Mortgage Fund

Class D
Net Investment Income (Decrease)	$(0.01)	$(0.01)	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.01	0.01	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.06)%	(0.13)%	(0.02)%	0.00%	0.00%	0.00%

Underlying PIMS Funds. All Asset Fund invests its assets in shares of the Underlying PIMS Funds. The Fund may invest in any or all of the Underlying PIMS Funds, but will not normally invest in every Underlying PIMS Funds at any particular time. The Underlying PIMS Funds are the Institutional Class shares of the PIMCO Funds: Pacific Investment Management Series, an affiliated open-end investment company, except All Asset Fund. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of the Funds’ asset allocation sub-adviser.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P., and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying PIMS Funds in which the All Asset Fund invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.20% for the All Asset Fund based on average daily net assets.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
	All Classes		Institutional Class	Admin Class	A, B and C Classes		Class D		Class R

All Asset Fund	0.20	%(1)	0.05%	0.05%	0.45%		0.45%		N/A
California Intermediate Municipal Bond Fund	0.25%		0.22%	0.22%	0.40	%(2)	0.35%		N/A
California Municipal Bond Fund	0.25%		0.22%	0.22%	0.40	%(2)	0.35%		N/A
CommodityRealReturn Strategy Fund	0.49%		0.25%	0.25%	0.50%		0.50%		N/A
Diversified Income Fund	0.45%		0.30%	N/A	0.50	%(2)	0.50	%(2)	N/A
Emerging Markets Bond Fund	0.45%		0.40%	0.40%	0.55%		0.55%		N/A
Floating Income Fund	0.30%		0.25%	N/A	0.40%		0.40%		N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%	N/A	0.45%		0.45%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%	0.25%	0.45%		0.45%		0.45%
GNMA Fund	0.25%		0.25%	N/A	0.40%		0.40%		N/A
High Yield Fund	0.25%		0.25%	0.25%	0.40%		0.40%		0.40%
International StocksPLUS TR Strategy Fund	0.55%		0.30%	N/A	0.55%		0.55%		N/A
Investment Grade Corporate Bond Fund	0.25%		0.25%	0.25%	0.40%		0.40%		N/A
Low Duration Fund	0.25%		0.18%	0.18%	0.40%		0.25%		0.40%
Municipal Bond Fund	0.25%		0.24%	0.24%	0.40%		0.35%		N/A
New York Municipal Bond Fund	0.25%		0.22%	N/A	0.40	%(2)	0.35%		N/A
Real Return Fund	0.25%		0.20%	0.20%	0.40%		0.40%		0.40%
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.50%		0.50%		N/A
Short Duration Municipal Income Fund	0.20%		0.19%	0.19%	0.40	%(2)	0.35%		N/A
Short-Term Fund	0.25%		0.20%	0.20%	0.40	%(2)	0.25%		0.40%
StocksPLUS Fund	0.40%		0.25%	0.25%	0.40%		0.40%		0.40%
StocksPLUS Total Return Fund	0.49%		0.25%	N/A	0.45%		0.45%		N/A
Total Return Mortgage Fund	0.25%		0.25%	0.25%	0.40%		0.40%		N/A

(1)	PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.60%. PIMCO may recoup these waivers in future period, not exceed three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.
(2)	Effective October 1, 2004, the Administration Fee for the specific class shares of the noted Funds was reduced by 0.05%.

134  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Holding Period(1)
Floating Income, GNMA, Low Duration, Real Return, Short Duration Municipal Income, Short-Term and Total Return Mortgage Funds	7 days

All Asset, California Intermediate Municipal, California Municipal, CommodityRealReturn Strategy, Diversified Income, Emerging Markets, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond, Municipal Bond, New York Municipal Bond, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds

30 days
International StocksPLUS TR Strategy Fund	60 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Redemption Fees (with respect to shares acquired before June 15, 2004). Investors in Class D shares of the International StocksPLUS TR Strategy Fund will be subject to a “Redemption Fee” on redemptions and exchanges equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will be charged only on shares redeemed or exchanged within 60 days of their acquisition (i.e., beginning on the 61st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

The CommodityRealReturn Strategy Fund imposes a fee of 0.25%, payable to the Fund, on redemption and exchange orders. The Trust will waive the fee on any redemption or exchange order received directly by the Trust, prior to 1:00 p.m. Eastern time, from shareholders that hold their shares directly with the Trust. Redemption and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the redemption fee against such shareholders will not be subject to the redemption fee. The Trust may eliminate or modify the redemption fee or waivers at any time.

Distribution and Servicing Fees. PA Distributors LLC (“PAD”) is an indirect wholly-owned subsidiary of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2004.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration, Municipal Bond	0.00
Real Return and StocksPLUS Funds	0.50	0.25
Short-Term and Short Duration	0.00
Municipal Income Funds	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

09.30.04  |  PIMCO Bond Funds Semi-Annual Report  135

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2004, PAD received $8,626,133 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the CommodityRealReturn Strategy, Floating Income, Foreign Bond (Unhedged), International StocksPLUS TR Strategy, RealEstateRealReturn Strategy and StocksPLUS Total Return Funds administrative fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Inst’l Class	Admin. Class	Class A	Class B	Class C	Class D
CommodityRealReturn Strategy Fund	0.74%	0.99%	1.24%	1.99%	1.99%	1.24%
Floating Income Fund	0.55%	—	0.95%	—	1.70%	0.95%
Foreign Bond Fund (Unhedged)	0.50%	—	0.95%	—	1.70%	0.95%
International StocksPLUS TR Strategy Fund	0.85%	—	1.35%	2.10%	2.10%	1.35%
RealEstateRealReturn Strategy Fund	0.74%	—	1.24%	1.99%	1.99%	1.24%
StocksPLUS Total Return Fund	0.74%	—	1.19%	1.94%	1.94%	1.19%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	03/31/2002	03/31/2003	03/31/2004	09/30/2004
CommodityRealReturn Strategy Fund	$0	$163	$0	$0
Floating Income Fund	0	0	0	0
Foreign Bond Fund (Unhedged)	0	0	0	0
International StocksPLUS TR Strategy Fund	0	0	16	0
RealEstateRealReturn Strategy Fund	0	0	22	0
StocksPLUS Total Return Fund	0	9	7	0

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Risk Factors of the Fund

Investing in the Underlying PIMS Funds through the All Asset Fund involve certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMS Funds. Under certain circumstances, an Underlying PIMS Fund may pay a redemption request by the All Asset Fund wholly or partly by a distribution in kind of securities from its portfolio instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an Underlying PIMS Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying PIMS Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying PIMS Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying PIMS Funds also may engage in reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying PIMS Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

136  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

5. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2004, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$2,791,985	$1,385,529
California Intermediate Municipal Bond Fund	0	0	57,087	55,761
California Municipal Bond Fund	0	0	5,066	4,046
CommodityRealReturn Strategy Fund	9,102,808	7,559,688	235,581	171,208
Diversified Income Fund	4,485	0	338,910	196,225
Emerging Markets Bond Fund	0	0	3,052,190	3,076,440
Floating Income Fund	4,300	0	32,313	162
Foreign Bond Fund (U.S. Dollar-Hedged)	2,177,612	2,224,287	1,797,236	1,803,139
Foreign Bond Fund (Unhedged)	10,774	5,989	89,541	47,064
GNMA Fund	2,584,996	2,448,788	0	408
High Yield Fund	75,310	5,478	2,289,582	2,825,399
International StocksPLUS TR Strategy Fund	283,839	207,731	55,272	13,854
Investment Grade Corporate Bond Fund	319	0	6,524	14,273
Low Duration Fund	3,675,480	3,158,576	1,463,644	1,239,509
Municipal Bond Fund	0	0	137,998	167,448
New York Municipal Bond Fund	0	0	1,718	3,926
Real Return Fund	28,654,122	26,707,489	1,188,169	1,264,566
RealEstateRealReturn Strategy Fund	1,140,959	1,208,017	38,710	31,665
Short Duration Municipal Income Fund	0	0	274,474	260,433
Short-Term Fund	1,073,391	1,326,567	685,062	488,701
StocksPLUS Fund	626,142	459,977	203,880	92,765
StocksPLUS Total Return Fund	314,706	167,842	76,736	86,191
Total Return Mortgage Fund	1,351,288	1,375,856	22,656	10,659

09.30.04  |  PIMCO Bond Funds Semi-Annual Report    137

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				California Intermediate Municipal Bond Fund				California Municipal Bond Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	2,096	$25,819	8,172	$100,974	67	$660	313	$3,165	0	$0	11	$110
Other Classes	128,656	1,588,295	139,866	1,699,733	1,796	18,046	3,650	37,200	197	1,991	359	3,677
Issued as reinvestment of distributions
Class D	44	557	71	857	5	50	15	147	0	2	0	1
Other Classes	1,816	22,757	2,711	32,864	189	1,894	396	4,016	25	261	55	567
Cost of shares redeemed
Class D	(2,039)	(25,219)	(420)	(5,172)	(108)	(1,082)	(485)	(4,865)	0	0	(9)	(94)
Other Classes	(16,327)	(199,830)	(19,838)	(238,508)	(1,831)	(18,325)	(6,835)	(69,184)	(100)	(1,007)	(349)	(3,610)

Net increase (decrease) resulting from Fund share transactions	114,246	$1,412,379	130,562	$1,590,748	118	$1,243	(2,946)	$(29,521)	122	$1,247	67	$651

	Foreign Bond Fund (U.S. Dollar-Hedged)				GNMA Fund				High Yield Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	5,391	$56,345	16,503	$175,002	365	$4,034	962	$10,609	12,841	$121,837	80,032	$756,173
Other Classes	25,739	269,116	75,803	805,689	19,300	213,043	30,384	336,198	145,983	1,388,344	636,721	5,997,367
Issued as reinvestment of distributions
Class D	177	1,855	636	6,667	5	51	14	155	1,322	12,592	2,712	25,811
Other Classes	1,397	14,624	5,567	58,391	295	3,256	748	8,222	16,767	159,762	35,437	336,670
Cost of shares redeemed
Class D	(3,891)	(40,665)	(14,017)	(148,320)	(149)	(1,629)	(735)	(8,102)	(20,075)	(190,969)	(65,513)	(621,680)
Other Classes	(28,605)	(299,246)	(58,883)	(623,739)	(16,907)	(185,098)	(26,163)	(288,554)	(184,485)	(1,752,181)	(578,347)	(5,489,267)

Net increase (decrease) resulting from Fund share transactions	208	$2,029	25,609	$273,690	2,909	$33,657	5,210	$58,528	(27,647)	$(260,615)	111,042	$1,005,074

138    PIMCO Bond Funds Semi-Annual Report  |  09.30.04

	CommodityRealReturn Strategy Fund				Diversified Income Fund				Emerging Markets Bond Fund				Floating Income Fund		Foreign Bond Fund (Unhedged)
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Period from 07/31/2003 to 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Period from 07/30/2004 to 09/30/2004		Period from 04/30/2004 to 09/30/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	22,908	$342,024	38,095	$548,802	1,088	$11,375	1,862	$19,933	4,560	$46,793	30,873	$332,073	412	$4,141	976	$9,900
Other Classes	146,478	2,187,998	229,816	3,296,690	19,739	207,441	68,358	727,966	54,610	547,556	134,872	1,452,636	4,716	47,397	8,886	89,723
Issued as reinvestment of distributions
Class D	624	9,136	1,419	20,332	29	308	6	60	297	3,019	1,812	19,028	0	4	1	11
Other Classes	3,606	52,793	8,350	119,428	1,457	15,356	691	7,398	2,339	23,904	10,655	111,892	4	40	26	271
Cost of shares redeemed
Class D	(12,796)	(189,973)	(4,296)	(61,903)	(1,132)	(11,519)	(149)	(1,610)	(7,441)	(74,310)	(24,010)	(258,584)	0	(5)	(4)	(44)
Other Classes	(62,034)	(924,588)	(22,165)	(308,651)	(9,016)	(94,134)	(1,855)	(19,807)	(41,832)	(421,508)	(93,313)	(1,004,594)	(347)	(3,502)	(352)	(3,574)

Net increase (decrease) resulting from Fund share transactions	98,786	$1,477,390	251,219	$3,614,698	12,165	$128,827	68,913	$733,940	12,533	$125,454	60,889	$652,451	4,785	$48,075	9,533	$96,287

	International StocksPLUS TR Strategy Fund				Investment Grade Corporate Bond Fund				Low Duration Fund				Municipal Bond Fund
	Six Months Ended 09/30/2004		Period from 10/30/2003 to 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	9	$89	60	$622	1	$10	0	$0	19,789	$202,334	53,262	$548,682	504	$5,096	1,842	$19,001
Other Classes	18,366	198,000	2,137	21,669	519	5,450	2,752	29,759	298,213	3,049,635	954,852	9,840,712	3,721	37,695	21,500	219,412
Issued as reinvestment of distributions
Class D	0	0	0	1	0	0	0	0	521	5,332	1,298	13,343	31	317	63	649
Other Classes	54	587	48	494	52	549	180	1,918	10,694	109,370	29,405	302,304	409	4,124	881	9,029
Cost of shares redeemed
Class D	(3)	(28)	(50)	(504)	0	0	0	0	(16,196)	(165,501)	(34,479)	(354,935)	(616)	(6,229)	(1,620)	(16,541)
Other Classes	(2,025)	(21,333)	(463)	(4,821)	(1,222)	(12,919)	(2,273)	(24,580)	(328,308)	(3,354,607)	(727,099)	(7,483,249)	(6,481)	(65,438)	(25,903)	(264,826)

Net increase (decrease) resulting from Fund share transactions	16,401	$177,315	1,732	$17,461	(650)	$(6,910)	659	$7,097	(15,287)	$(153,437)	277,239	$2,866,857	(2,432)	$(24,435)	(3,237)	$(33,276)

09.30.04  |  PIMCO Bond Funds Semi-Annual Report    139

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

6. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	New York Municipal Bond Fund				Real Return Fund				RealEstateRealReturn Strategy Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Period from 10/30/2003 to 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	61	$648	181	$1,957	17,405	$198,028	50,152	$576,669	151	$1,705	376	$4,260
Other Classes	127	1,357	856	9,225	241,063	2,739,682	525,464	6,038,738	21,485	220,435	25,152	274,000

Issued as reinvestment of distributions
Class D	4	43	6	67	1,776	20,125	4,895	55,664	3	36	2	19
Other Classes	15	158	34	364	16,701	189,244	39,835	452,586	670	7,551	485	5,192

Cost of shares redeemed
Class D	(68)	(723)	(48)	(514)	(14,877)	(168,457)	(48,996)	(559,600)	(333)	(3,551)	(50)	(581)
Other Classes	(360)	(3,811)	(588)	(6,312)	(164,539)	(1,864,394)	(257,017)	(2,945,916)	(26,633)	(298,538)	(394)	(4,326)

Net increase (decrease) resulting from Fund share transactions	(221)	$(2,328)	441	$4,787	97,529	$1,114,228	314,333	$3,618,141	(4,657)	$(72,362)	25,571	$278,564

	Short Duration Municipal Income Fund				Short-Term Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	447	$4,523	4,037	$41,181	7,022	$70,516	22,468	$225,723
Other Classes	17,352	175,619	40,328	410,628	188,679	1,895,022	458,968	4,611,754

Issued as reinvestment of distributions
Class D	15	149	20	206	123	1,233	261	2,622
Other Classes	366	3,698	503	5,120	2,382	23,926	5,170	51,946

Cost of shares redeemed
Class D	(930)	(9,433)	(832)	(8,470)	(7,137)	(71,701)	(13,299)	(133,623)
Other Classes	(17,783)	(179,847)	(29,931)	(304,647)	(158,128)	(1,588,264)	(397,342)	(3,992,150)

Net increase (decrease) resulting from Fund share transactions	(533)	$(5,291)	14,125	$144,018	32,941	$330,732	76,226	$766,272

	StocksPLUS Fund				StocksPLUS Total Return Fund				Total Return Mortgage Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	282	$2,641	773	$7,121	42	$501	72	$854	1,773	$19,080	6,177	$66,551
Other Classes	50,070	472,751	106,494	973,889	30,535	369,037	27,095	312,204	1,760	18,937	5,845	62,927

Issued as reinvestment of distributions
Class D	30	280	55	521	0	0	0	5	102	1,091	351	3,773
Other Classes	5,015	46,964	10,412	98,713	41	501	456	5,130	100	1,079	462	4,972

Cost of shares redeemed
Class D	(103)	(950)	(175)	(1,603)	(19)	(224)	(29)	(353)	(2,205)	(23,559)	(8,719)	(93,582)
Other Classes	(25,411)	(233,476)	(44,786)	(406,605)	(13,248)	(153,552)	(4,612)	(52,401)	(4,885)	(52,130)	(8,349)	(89,859)

Net increase (decrease) resulting from Fund share transactions	29,883	$288,210	72,773	$672,036	17,351	$216,263	22,982	$265,439	(3,355)	$(35,502)	(4,233)	$(45,218)

140  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

7. Federal Income Tax Matters

At September 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
All Asset Fund	$141,876	$(14,365)	$127,511
California Intermediate Municipal Bond Fund	4,029	(837)	3,192
California Municipal Bond Fund	644	(146)	498
CommodityRealReturn Strategy Fund	69,119	(8,310)	60,809
Diversified Income Fund	20,010	(3,724)	16,286
Emerging Markets Bond Fund	63,674	(2,423)	61,251
Floating Income Fund	134	(66)	68
Foreign Bond Fund (Unhedged)	1,094	(46)	1,048
Foreign Bond Fund (U.S. Dollar-Hedged)	154,079	(3,186)	150,893
GNMA Fund	402	(1,619)	(1,217)
High Yield Fund	399,409	(86,365)	313,044
International StocksPLUS TR Strategy Fund	329	(77)	252
Investment Grade Corporate Bond Fund	550	(142)	408
Low Duration Fund	71,391	(44,260)	27,131
Municipal Bond Fund	14,991	(2,948)	12,043
New York Municipal Bond Fund	537	(69)	468
Real Return Fund	436,914	(14,369)	422,545
RealEstateRealReturn Strategy Fund	7,355	(19)	7,336
Short Duration Municipal Income Fund	4,464	(1,599)	2,865
Short-Term Fund	11,747	(8,794)	2,953
StocksPLUS Fund	5,517	(1,812)	3,705
StocksPLUS Total Return Fund	653	(287)	366
Total Return Mortgage Fund	701	(723)	(22)

See accompanying notes  |  09.30.04  |  PIMCO Bond Funds Semi-Annual Report  141

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

8. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity- RealReturn Strategy Fund	Diversified Income Fund	Emerging Markets Bond Fund	Foreign Bond Fund (Unhedged)(1)
	Premium
Balance at 03/31/2004	$219	$45	$1,802	$585	$0	$0
Sales	814	54	0	146	1,827	35
Closing Buys	(433)	(51)	0	(117)	(30)	0
Expirations	(185)	(14)	0	(550)	(1,676)	(2)

Balance at 09/30/2004	$415	$34	$1,802	$64	$121	$33

	Foreign Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Municipal Bond Fund
	Premium
Balance at 03/31/2004	$9,019	$867	$24,892	$39	$4,378	$767
Sales	725	644	649	41	782	2,467
Closing Buys	(906)	(592)	(2,683)	(14)	(4,864)	(1,373)
Expirations	(941)	0	(5,717)	(49)	0	(528)

Balance at 09/30/2004	$7,897	$919	$17,141	$17	$296	$1,333

	New York Municipal Bond Fund	Real Return Fund	RealEstate- RealReturn Strategy Fund	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund
	Premium
Balance at 03/31/2004	$47	$16,938	$43	$743	$9,437	$1,042
Sales	78	0	0	3,364	42	223
Closing Buys	(60)	0	0	(1,578)	(944)	0
Expirations	(22)	(455)	0	(775)	(6,221)	(1,265)

Balance at 09/30/2004	$43	$16,483	$43	$1,754	$2,314	$0

	StocksPLUS Total Return Fund	Total Return Mortgage Fund
	Premium
Balance at 03/31/2004	$11	$578
Sales	443	143
Closing Buys	(2)	(369)
Expirations	(166)	0

Balance at 09/30/2004	$286	$352

(1)	Period from April 30, 2004 to September 30, 2004.

142  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.) (“Allianz”), PIMCO’s parent company, PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) (entities affiliated with PIMCO through common ownership by Allianz), in connection with the same matter. In the New Jersey Settlement, Allianz, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that Allianz, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”). The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

On February 20, 2004, a putative class action lawsuit was filed in the United States District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against Allianz, PAD, PIMCO, PEA, PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”), MMS Funds, PIMCO Variable Insurance Trust (“PVIT”), PIMCO Commercial Mortgage Securities Trust, Inc. (“PCM”) and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the United States District Court for the District of Connecticut on February 27, 2004 (naming as defendants Allianz, PAD, PEA, the PIMS Funds, the MMS Funds, PVIT, PCM and certain other parties); (2) a lawsuit filed in the United States District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, Allianz, PEA and PAD); (3) a lawsuit filed in United States District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the United States District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the United States District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming Allianz, PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”) and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the United States District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming Allianz, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the United States District Court for the District of New Jersey on April 20, 2004 (naming Allianz, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the United States District Court for the Northern District of California on April 28, 2004 (naming Allianz, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds,” including the PIMS Funds, as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the United States District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against Allianz, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the United States District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

PIMCO and the Trust believe that these developments will not have a material adverse effect on the Trust or on PIMCO’s ability to perform its investment advisory services on behalf of the Trust.

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146  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

Pacific Investment Management Series

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Investment Sub-Adviser (All Asset Fund only)	Research Affiliates, Inc., 800 E. Colorado Boulevard, Pasadena, CA 91101

Distributor	PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Advisors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.pimcoadvisors.com.

This page is not part of the report	PZ017_12295

Semi-Annual Report

09.30.04

PIMCO Bond Funds

Share Class R

SHORT DURATION BOND FUNDS

Short-Term Fund

Low Duration Fund

INTERMEDIATE DURATION BOND FUND

Total Return Fund

INTERNATIONAL BOND FUND

Foreign Bond Fund

(U.S. Dollar-Hedged)

HIGH YIELD BOND FUND

High Yield Fund

REAL RETURN STRATEGY FUND

Real Return Fund

EQUITY-RELATED FUND

StocksPLUS Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds: Pacific Investment Management Series prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Bond Funds Semi-Annual Report   |  09.30.04

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the PIMCO Funds: Pacific Investment Management Series (“the Trust”). Assets in the Trust stood at $165 billion as of September 30, 2004, the Trust’s fiscal half-year end.

Bonds rallied in third quarter 2004 as the economy slowed, hitting what Federal Reserve Chairman Alan Greenspan called a “soft patch.” Weak employment growth and expectations of lower inflation prompted a decrease in interest rates, which boosted all bond market sectors. The third quarter was essentially a reversal of the second quarter, when a stronger labor market and anticipation that the Federal Reserve would begin tightening caused interest rates to move higher. During the semi-annual period, the Fed initiated three 0.25% rate increases. Bond market gains in the third quarter 2004 came despite two of those rate hikes, and the federal funds rate ended the six-month period at 1.75%. The Fed also indicated it would raise rates in the future at a “measured” pace as it attempts to move toward a neutral policy stance that neither restrains nor stimulates the economy.

The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 3.20% in the third quarter 2004, but only 0.67% for the semi-annual April through September period. The yield on the benchmark ten-year Treasury fell 0.46% during the third quarter, but rose 0.28% for the six-month reporting period to end at 4.12%. While yields on all but the very shortest maturity securities fell during the third quarter, ten-year yields fell the most, causing the two- to ten-year portion of the yield curve to flatten. This flattening suggested that bond markets were not optimistic about the economy’s forward growth prospects.

During the reporting period, the Trust continued to enhance its bond fund offerings by launching the PIMCO Floating Income Fund. The Fund seeks maximum current yield consistent with prudent investment management by investing primarily in variable and floating rate securities and their economic equivalents.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those main factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call PIMCO Advisors at 1-800-426-0107. We also invite you to visit our website at www.pimcoadvisors.com.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2004

PIMCO Bond Funds Semi-Annual Report | 09.30.04 3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. For each Fund, the oldest share class is the Institutional share class with the exception of PIMCO Real Return (Class A shares). The R shares for each Fund were first offered in 12/02. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the R share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the R shares’ different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts reflect any recurring fees associated with the specified share class. As no sales charges apply to the specific share class in this report, none were deducted from these charts. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. PA Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

Information about how the Funds voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov .

Copies of the policies and procedures the Funds’ adviser and subadvisers use in determining how to vote proxies for the Funds are available without charge, upon request by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov.

Beginning with the third quarter of the fiscal year ending March 31, 2005, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of the fiscal year on Form N-Q, which will be available on the SEC’s website at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-866-746-2606. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

4  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

Important Information (Cont.)

This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for this fund may be obtained by contacting a PIMCO representative at (888)-87-PIMCO.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, from 04/01/04 to 09/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses].

PIMCO Bond Funds Semi-Annual Report | 09.30.04 5

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Class R shares returned 1.11% for the six-month period ended September 30, 2004, slightly underperforming the 1.30% return of the Fund’s benchmark, the J.P. Morgan Non-U.S. Global Government Bond Index (Hedged).

•	Despite a surge in Treasuries during the third quarter, an underweight to U.S. duration over the period contributed to the Fund’s outperformance, as yields rose in the second quarter due to strong growth and fears of aggressive tightening by the Federal Reserve.

•	An overweight to Euroland duration relative to the benchmark was positive as yields fell in response to slowing growth.

•	Tactical strategies to exploit wider swap spreads in the U.S., Europe, and Japan detracted from performance as swap spreads narrowed due to falling yields.

•	Currency strategies detracted from performance. The yen and Canadian dollar retreated, as rising U.S. rates forced market participants to unwind leveraged strategies.

•	Real return bonds continued to outperform in 2004, adding value versus like-duration nominal bonds as real yields fell.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	1.11%	3.05%	6.26%	8.70%	7.91%
J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)	1.30%	3.09%	5.75%	8.46%	—
Lipper International Income Fund Average	0.06%	6.75%	6.73%	6.72%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,011.10	$1,019.05
Expenses Paid During Period	$6.05	$6.07

Expenses are equal to the expense ratio of 1.20% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Foreign Bond (US Hedged) Share Class R	J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)
12/31/1992	10,000	10,000
01/31/1993	10,077	10,091
02/28/1993	10,293	10,274
03/31/1993	10,325	10,280
04/30/1993	10,318	10,281
05/31/1993	10,405	10,338
06/30/1993	10,645	10,549
07/31/1993	10,807	10,667
08/31/1993	11,063	10,889
09/30/1993	11,101	10,936
10/31/1993	11,260	11,082
11/30/1993	11,284	11,159
12/31/1993	11,559	11,390
01/31/1994	11,567	11,333
02/28/1994	11,253	11,078
03/31/1994	11,051	10,977
04/30/1994	10,940	10,899
05/31/1994	10,773	10,779
06/30/1994	10,568	10,669
07/31/1994	10,628	10,739
08/31/1994	10,518	10,636
09/30/1994	10,529	10,645
10/31/1994	10,564	10,687
11/30/1994	10,714	10,838
12/31/1994	10,638	10,813
01/31/1995	10,704	10,931
02/28/1995	10,769	11,072
03/31/1995	10,770	11,297
04/30/1995	11,028	11,477
05/31/1995	11,455	11,854
06/30/1995	11,379	11,814
07/31/1995	11,590	11,963
08/31/1995	11,804	12,067
09/30/1995	11,966	12,258
10/31/1995	12,160	12,395
11/30/1995	12,629	12,667
12/31/1995	12,809	12,785
01/31/1996	13,116	12,939
02/29/1996	12,828	12,787
03/31/1996	13,030	12,893
04/30/1996	13,339	13,047
05/31/1996	13,383	13,136
06/30/1996	13,527	13,245
07/31/1996	13,650	13,345
08/31/1996	13,976	13,522
09/30/1996	14,361	13,810
10/31/1996	14,707	14,038
11/30/1996	15,054	14,319
12/31/1996	15,125	14,339
01/31/1997	15,358	14,518
02/28/1997	15,433	14,611
03/31/1997	15,231	14,533
04/30/1997	15,365	14,690
05/31/1997	15,437	14,767
06/30/1997	15,738	15,018
07/31/1997	15,962	15,257
08/31/1997	15,888	15,275
09/30/1997	16,222	15,545
10/31/1997	16,024	15,645
11/30/1997	16,232	15,757
12/31/1997	16,461	15,962
01/31/1998	16,690	16,174
02/28/1998	16,835	16,318
03/31/1998	17,037	16,464
04/30/1998	17,086	16,548
05/31/1998	17,225	16,774
06/30/1998	17,301	16,847
07/31/1998	17,567	17,003
08/31/1998	17,418	17,338
09/30/1998	17,808	17,749
10/31/1998	17,430	17,722
11/30/1998	17,748	17,914
12/31/1998	17,989	17,892
01/31/1999	18,347	18,114
02/28/1999	18,158	17,993
03/31/1999	18,260	18,207
04/30/1999	18,486	18,438
05/31/1999	18,187	18,363
06/30/1999	17,956	18,078
07/31/1999	17,954	18,031
08/31/1999	17,814	18,063
09/30/1999	17,899	18,132
10/31/1999	17,969	18,176
11/30/1999	17,994	18,281
12/31/1999	18,142	18,336
01/31/2000	18,038	18,338
02/29/2000	18,235	18,473
03/31/2000	18,487	18,743
04/30/2000	18,542	18,844
05/31/2000	18,642	18,995
06/30/2000	18,773	19,086
07/31/2000	18,919	19,224
08/31/2000	18,891	19,227
09/30/2000	19,129	19,393
10/31/2000	19,167	19,550
11/30/2000	19,441	19,896
12/31/2000	19,793	20,117
01/31/2001	20,076	20,355
02/28/2001	20,181	20,530
03/31/2001	20,441	20,685
04/30/2001	20,306	20,545
05/31/2001	20,343	20,652
06/30/2001	20,320	20,765
07/31/2001	20,785	20,954
08/31/2001	20,960	21,130
09/30/2001	21,094	21,217
10/31/2001	21,607	21,605
11/30/2001	21,525	21,512
12/31/2001	21,415	21,334
01/31/2002	21,496	21,357
02/28/2002	21,533	21,377
03/31/2002	21,451	21,268
04/30/2002	21,668	21,440
05/31/2002	21,666	21,467
06/30/2002	21,906	21,745
07/31/2002	21,967	21,956
08/31/2002	22,119	22,219
09/30/2002	22,307	22,472
10/31/2002	22,289	22,463
11/30/2002	22,505	22,504
12/31/2002	22,899	22,828
01/31/2003	23,162	23,007
02/28/2003	23,415	23,165
03/31/2003	23,340	23,137
04/30/2003	23,422	23,188
05/31/2003	23,700	23,556
06/30/2003	23,634	23,434
07/31/2003	23,412	23,174
08/31/2003	23,307	23,007
09/30/2003	23,521	23,260
10/31/2003	23,326	23,043
11/30/2003	23,300	23,064
12/31/2003	23,538	23,280
01/31/2004	23,620	23,384
02/29/2004	23,894	23,607
03/31/2004	23,971	23,671
04/30/2004	23,918	23,485
05/31/2004	23,865	23,446
06/30/2004	23,858	23,416
07/31/2004	23,930	23,510
08/31/2004	24,155	23,843
09/30/2004	24,237	23,979

Country Allocation*

United States	21.3%
Germany	19.5%
Short-Term Instruments	13.7%
Japan	11.7%
France	9.6%
United Kingdom	8.6%
Spain	3.8%
Canada	3.7%
Other	8.1%

*	% of total investments as of September 30, 2004

6  PIMCO Bond Funds Semi-Annual Report   |  09.30.04

A HIGH YIELD BOND FUND

PIMCO High Yield Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class R shares returned 3.73% for the six-month period ended September 30, 2004, outperforming the 3.60% return of the Fund’s benchmark, the Merrill Lynch U.S. High Yield BB-B Rated Index.

•	An overweight to the energy sector, which surpassed most other industries during the six-month period, added to returns.

•	A focus on issues of pipeline companies, which outperformed the overall high yield market by over 5% during the period, contributed significantly to outperformance.

•	An underweight to consumer cyclicals, which were among the worst-performing sectors, led lower by the automotive and auto parts sectors, was a boost to returns.

•	An underweight to the air transportation sector and an emphasis on higher quality secured issues contributed to relative performance. The air transportation sector was the worst performer due to high fuel costs and the threat of terrorism.

•	While an overweight to telecoms was a detriment to performance, as these bonds underperformed the benchmark during the period, exposure to large-cap companies was positive for security selection.

•	An underweight to metals and mining, the top-performing sector over the period, hindered performance.

•	As the chemicals sector outperformed the benchmark by 2.75%, an underweight to this sector also hurt performance.

•	Despite the outperformance of Brazil, one of our core emerging market holdings, the overall asset class underperformed high yields and was a slight burden on returns.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (12/05/92)
PIMCO High Yield Fund Class R	3.73%	10.18%	5.82%	7.84%	8.23%
Merrill Lynch U.S. High Yield BB-B Rated Index	3.60%	11.78%	5.80%	7.71%	—
Lipper High Current Yield Fund Average	3.43%	11.26%	4.48%	5.74%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,037.30	$1,019.30
Expenses Paid During Period	$5.87	$5.82

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	High Yield Share Class R	Merrill Lynch U.S. High Yield BB-B Rated Index
12/31/1992	10,000	10,000
01/31/1993	10,222	10,241
02/28/1993	10,405	10,432
03/31/1993	10,609	10,611
04/30/1993	10,716	10,687
05/31/1993	10,789	10,824
06/30/1993	11,077	11,026
07/31/1993	11,149	11,132
08/31/1993	11,268	11,234
09/30/1993	11,319	11,289
10/31/1993	11,617	11,501
11/30/1993	11,700	11,554
12/31/1993	11,795	11,664
01/31/1994	12,040	11,910
02/28/1994	12,032	11,820
03/31/1994	11,666	11,438
04/30/1994	11,559	11,302
05/31/1994	11,636	11,258
06/30/1994	11,646	11,299
07/31/1994	11,749	11,383
08/31/1994	11,842	11,459
09/30/1994	11,918	11,452
10/31/1994	11,918	11,481
11/30/1994	11,864	11,389
12/31/1994	12,001	11,523
01/31/1995	12,112	11,699
02/28/1995	12,438	12,062
03/31/1995	12,614	12,224
04/30/1995	12,882	12,506
05/31/1995	13,248	12,904
06/30/1995	13,349	13,009
07/31/1995	13,520	13,138
08/31/1995	13,616	13,240
09/30/1995	13,799	13,394
10/31/1995	13,994	13,510
11/30/1995	14,158	13,646
12/31/1995	14,388	13,866
01/31/1996	14,614	14,070
02/29/1996	14,622	14,070
03/31/1996	14,497	14,025
04/30/1996	14,554	14,021
05/31/1996	14,595	14,112
06/30/1996	14,647	14,204
07/31/1996	14,770	14,295
08/31/1996	15,002	14,437
09/30/1996	15,343	14,760
10/31/1996	15,488	14,942
11/30/1996	15,817	15,242
12/31/1996	15,965	15,355
01/31/1997	16,120	15,478
02/28/1997	16,361	15,689
03/31/1997	16,138	15,466
04/30/1997	16,303	15,623
05/31/1997	16,666	15,950
06/30/1997	16,905	16,198
07/31/1997	17,331	16,652
08/31/1997	17,317	16,613
09/30/1997	17,599	16,891
10/31/1997	17,608	16,976
11/30/1997	17,768	17,130
12/31/1997	17,960	17,310
01/31/1998	18,260	17,565
02/28/1998	18,349	17,647
03/31/1998	18,483	17,798
04/30/1998	18,520	17,871
05/31/1998	18,605	17,994
06/30/1998	18,734	18,096
07/31/1998	18,923	18,209
08/31/1998	18,153	17,404
09/30/1998	18,372	17,523
10/31/1998	18,181	17,186
11/30/1998	18,940	17,989
12/31/1998	19,011	17,981
01/31/1999	19,251	18,180
02/28/1999	19,084	18,060
03/31/1999	19,232	18,263
04/30/1999	19,546	18,531
05/31/1999	19,163	18,342
06/30/1999	19,149	18,307
07/31/1999	19,192	18,334
08/31/1999	19,107	18,182
09/30/1999	19,109	18,155
10/31/1999	19,076	18,087
11/30/1999	19,330	18,304
12/31/1999	19,421	18,445
01/31/2000	19,324	18,356
02/29/2000	19,361	18,364
03/31/2000	18,964	18,081
04/30/2000	18,996	18,098
05/31/2000	18,892	17,907
06/30/2000	19,245	18,299
07/31/2000	19,387	18,390
08/31/2000	19,657	18,602
09/30/2000	19,588	18,437
10/31/2000	19,179	17,896
11/30/2000	18,806	17,265
12/31/2000	19,211	17,731
01/31/2001	19,993	18,839
02/28/2001	20,195	19,071
03/31/2001	19,946	18,725
04/30/2001	19,787	18,536
05/31/2001	20,002	18,818
06/30/2001	19,680	18,382
07/31/2001	19,975	18,655
08/31/2001	20,137	18,818
09/30/2001	19,320	17,681
10/31/2001	19,739	18,256
11/30/2001	20,080	18,855
12/31/2001	20,038	18,688
01/31/2002	20,070	18,780
02/28/2002	19,866	18,606
03/31/2002	20,028	19,008
04/30/2002	20,199	19,257
05/31/2002	20,025	19,221
06/30/2002	19,012	17,824
07/31/2002	17,911	17,131
08/31/2002	18,633	17,671
09/30/2002	18,167	17,403
10/31/2002	18,300	17,244
11/30/2002	19,420	18,247
12/31/2002	19,744	18,446
01/31/2003	20,228	18,859
02/28/2003	20,521	19,077
03/31/2003	21,015	19,510
04/30/2003	22,064	20,450
05/31/2003	22,276	20,587
06/30/2003	22,704	21,117
07/31/2003	22,181	20,766
08/31/2003	22,525	21,004
09/30/2003	23,016	21,526
10/31/2003	23,419	21,919
11/30/2003	23,632	22,199
12/31/2003	24,263	22,679
01/31/2004	24,457	22,971
02/29/2004	24,330	23,021
03/31/2004	24,444	23,225
04/30/2004	24,202	23,029
05/31/2004	23,854	22,660
06/30/2004	24,133	22,947
07/31/2004	24,500	23,309
08/31/2004	24,995	23,742
09/30/2004	25,357	24,062

Sector Breakdown*

Industrials	53.7%
Utilities	14.5%
Banking & Finance	9.0%
Short-Term Instruments	6.7%
Sovereign Issues	6.6%
Foreign Currency-Denominated Issues	4.3%
Asset-Backed Securities	3.4%
Other	1.8%

*	% of total investments as of September 30, 2004

PIMCO Bond Funds Semi-Annual Report | 09.30.04 7

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class R shares returned 0.28% for the six-month period ended September 30, 2004, outperforming the -0.11% return of the Fund’s benchmark, the Merrill Lynch 1-3 Year Treasury Index.

•	The Fund’s duration was maintained near the benchmark during the period and did not have a significant effect on performance.

•	A broader maturity structure than the Index was positive for performance, as rates on maturities within the Index fared the worst.

•	Holdings of mortgages were positive for performance. Although mortgages suffered in April as rising rates caused mortgage durations to lengthen, their performance rebounded later in the period. Security selection within the sector further enhanced performance.

•	Corporate holdings were positive for returns. While the sector lagged Treasuries in the turbulent second quarter of the year, the spreads narrowed in the third quarter, boosting overall returns.

•	Exposure to short maturity Eurozone issues added to performance as Euroland bonds outpaced Treasuries amid expectations for slower growth.

•	Holdings of high quality emerging markets bonds added to returns. The sector sold off in the second quarter but outperformed most bond sectors, benefiting from continued improving country fundamentals and strong commodity prices.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (05/11/87)
PIMCO Low Duration Fund Class R	0.28%	1.29%	5.06%	5.65%	6.52%
Merrill Lynch 1-3 Year Treasury Index	–0.11%	1.05%	5.05%	5.71%	—
Lipper Short Investment Grade Debt Fund Average	–0.03%	1.24%	4.73%	5.29%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,002.80	$1,019.30
Expenses Paid During Period	$5.77	$5.82

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Low Duration Share Class R	Merrill Lynch 1-3 Year Treasury Index
05/31/1987	10,000	10,000
06/30/1987	10,087	10,109
07/31/1987	10,118	10,158
08/31/1987	10,110	10,167
09/30/1987	10,080	10,127
10/31/1987	10,237	10,351
11/30/1987	10,347	10,414
12/31/1987	10,401	10,480
01/31/1988	10,567	10,648
02/29/1988	10,638	10,735
03/31/1988	10,698	10,756
04/30/1988	10,737	10,772
05/31/1988	10,754	10,756
06/30/1988	10,849	10,868
07/31/1988	10,900	10,876
08/31/1988	10,937	10,899
09/30/1988	11,031	11,026
10/31/1988	11,126	11,136
11/30/1988	11,133	11,106
12/31/1988	11,176	11,132
01/31/1989	11,263	11,219
02/28/1989	11,274	11,219
03/31/1989	11,311	11,270
04/30/1989	11,439	11,443
05/31/1989	11,668	11,614
06/30/1989	11,915	11,831
07/31/1989	12,083	12,006
08/31/1989	12,020	11,932
09/30/1989	12,075	12,003
10/31/1989	12,227	12,184
11/30/1989	12,331	12,299
12/31/1989	12,386	12,348
01/31/1990	12,370	12,358
02/28/1990	12,448	12,416
03/31/1990	12,508	12,457
04/30/1990	12,493	12,482
05/31/1990	12,696	12,673
06/30/1990	12,826	12,806
07/31/1990	12,959	12,966
08/31/1990	12,977	13,005
09/30/1990	13,041	13,111
10/31/1990	13,128	13,255
11/30/1990	13,277	13,386
12/31/1990	13,412	13,548
01/31/1991	13,527	13,672
02/28/1991	13,627	13,754
03/31/1991	13,735	13,846
04/30/1991	13,894	13,977
05/31/1991	13,995	14,062
06/30/1991	14,076	14,119
07/31/1991	14,223	14,242
08/31/1991	14,418	14,437
09/30/1991	14,599	14,593
10/31/1991	14,717	14,750
11/30/1991	14,867	14,903
12/31/1991	15,108	15,131
01/31/1992	15,112	15,107
02/29/1992	15,179	15,160
03/31/1992	15,179	15,154
04/30/1992	15,277	15,293
05/31/1992	15,424	15,432
06/30/1992	15,558	15,590
07/31/1992	15,756	15,765
08/31/1992	15,852	15,903
09/30/1992	16,001	16,055
10/31/1992	15,996	15,959
11/30/1992	15,996	15,933
12/31/1992	16,155	16,084
01/31/1993	16,297	16,251
02/28/1993	16,481	16,390
03/31/1993	16,565	16,439
04/30/1993	16,635	16,541
05/31/1993	16,645	16,495
06/30/1993	16,801	16,616
07/31/1993	16,848	16,655
08/31/1993	17,003	16,800
09/30/1993	17,059	16,855
10/31/1993	17,167	16,888
11/30/1993	17,173	16,892
12/31/1993	17,283	16,954
01/31/1994	17,366	17,063
02/28/1994	17,281	16,954
03/31/1994	17,195	16,870
04/30/1994	17,128	16,810
05/31/1994	17,099	16,834
06/30/1994	17,124	16,884
07/31/1994	17,273	17,029
08/31/1994	17,335	17,089
09/30/1994	17,299	17,050
10/31/1994	17,287	17,088
11/30/1994	17,282	17,012
12/31/1994	17,263	17,050
01/31/1995	17,413	17,288
02/28/1995	17,624	17,525
03/31/1995	17,685	17,623
04/30/1995	17,898	17,780
05/31/1995	18,213	18,091
06/30/1995	18,296	18,188
07/31/1995	18,293	18,263
08/31/1995	18,481	18,372
09/30/1995	18,636	18,461
10/31/1995	18,765	18,617
11/30/1995	18,973	18,782
12/31/1995	19,188	18,926
01/31/1996	19,318	19,087
02/29/1996	19,183	19,006
03/31/1996	19,164	18,989
04/30/1996	19,160	19,005
05/31/1996	19,168	19,044
06/30/1996	19,352	19,181
07/31/1996	19,406	19,256
08/31/1996	19,491	19,323
09/30/1996	19,756	19,498
10/31/1996	20,029	19,717
11/30/1996	20,287	19,868
12/31/1996	20,220	19,868
01/31/1997	20,378	19,962
02/28/1997	20,449	20,007
03/31/1997	20,355	20,000
04/30/1997	20,591	20,163
05/31/1997	20,752	20,301
06/30/1997	20,903	20,440
07/31/1997	21,227	20,665
08/31/1997	21,204	20,684
09/30/1997	21,378	20,841
10/31/1997	21,523	20,996
11/30/1997	21,573	21,047
12/31/1997	21,726	21,191
01/31/1998	21,878	21,396
02/28/1998	21,942	21,415
03/31/1998	22,023	21,502
04/30/1998	22,131	21,603
05/31/1998	22,259	21,718
06/30/1998	22,299	21,831
07/31/1998	22,393	21,933
08/31/1998	22,467	22,209
09/30/1998	22,911	22,503
10/31/1998	22,863	22,613
11/30/1998	22,984	22,594
12/31/1998	23,113	22,673
01/31/1999	23,203	22,763
02/28/1999	23,069	22,652
03/31/1999	23,253	22,810
04/30/1999	23,363	22,883
05/31/1999	23,276	22,868
06/30/1999	23,274	22,940
07/31/1999	23,262	23,012
08/31/1999	23,265	23,079
09/30/1999	23,425	23,229
10/31/1999	23,509	23,291
11/30/1999	23,596	23,335
12/31/1999	23,627	23,368
01/31/2000	23,584	23,359
02/29/2000	23,743	23,515
03/31/2000	23,904	23,661
04/30/2000	23,942	23,722
05/31/2000	24,002	23,820
06/30/2000	24,278	24,067
07/31/2000	24,409	24,219
08/31/2000	24,668	24,398
09/30/2000	24,779	24,573
10/31/2000	24,767	24,705
11/30/2000	24,947	24,939
12/31/2000	25,264	25,236
01/31/2001	25,661	25,552
02/28/2001	25,776	25,718
03/31/2001	25,975	25,933
04/30/2001	26,037	26,002
05/31/2001	26,232	26,149
06/30/2001	26,285	26,238
07/31/2001	26,719	26,532
08/31/2001	26,868	26,685
09/30/2001	27,121	27,124
10/31/2001	27,457	27,380
11/30/2001	27,160	27,321
12/31/2001	27,093	27,331
01/31/2002	27,334	27,386
02/28/2002	27,541	27,519
03/31/2002	27,316	27,333
04/30/2002	27,668	27,638
05/31/2002	27,834	27,749
06/30/2002	27,912	27,982
07/31/2002	28,021	28,323
08/31/2002	28,290	28,420
09/30/2002	28,434	28,655
10/31/2002	28,562	28,720
11/30/2002	28,639	28,634
12/31/2002	28,957	28,903
01/31/2003	29,024	28,900
02/28/2003	29,253	29,020
03/31/2003	29,306	29,073
04/30/2003	29,443	29,128
05/31/2003	29,579	29,237
06/30/2003	29,650	29,282
07/31/2003	29,152	29,122
08/31/2003	29,257	29,142
09/30/2003	29,590	29,406
10/31/2003	29,442	29,297
11/30/2003	29,460	29,282
12/31/2003	29,598	29,452
01/31/2004	29,687	29,512
02/29/2004	29,827	29,653
03/31/2004	29,886	29,746
04/30/2004	29,632	29,459
05/31/2004	29,606	29,431
06/30/2004	29,638	29,429
07/31/2004	29,766	29,536
08/31/2004	30,004	29,740
09/30/2004	29,971	29,714

Sector Breakdown*

Short-Term Instruments	59.7%
U.S. Government Agencies	18.0%
U.S. Treasury Obligations	7.7%
Corporate Bonds & Notes	5.0%
Mortgage-Backed Securities	4.5%
Other	5.1%

*	% of total investments as of September 30, 2004

8  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the six months ended September 30, 2004, the Fund’s Class R shares returned 0.43%, slightly underperforming the 0.63% return of the Lehman Brothers: U.S. TIPS Index.

•	Ten-year real yields increased by 0.29% during the six-month period, compared to a 0.28% rise for conventional U.S. Treasury issues of similar maturity in the same time period.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.41% at September 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.42% on March 31, 2004. The six-month Consumer Price Index for All Urban Consumers change for the period ended September 30, 2004 was 1.34%.

•	The Fund’s short positions in nominal bonds during the first three months of the period were positive for performance as nominal yields rose. However, this effect was somewhat offset during the last three months of the period as nominal yields fell. For the six-month period overall, short nominal bond positions were ultimately positive for performance as nominal yields rose slightly.

•	The Fund was overweight shorter maturity TIPS for the entire period. This was negative for performance as the real yield curve flattened.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (01/29/97)
PIMCO Real Return Fund Class R	0.43%	6.93%	10.01%	—	8.15%
Lehman Brothers: U.S. TIPS Index	0.63%	7.52%	10.30%	—	—
Lipper Treasury Inflation Protected Securities Fund Average	0.28%	6.45%	9.92%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,004.30	$1,019.30
Expenses Paid During Period	$5.78	$5.82

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Real Return Share Class R	Lehman Brothers: U.S. TIPS Index
01/31/1997	10,000	10,000
02/28/1997	10,029	10,033
03/31/1997	9,933	9,896
04/30/1997	9,988	9,956
05/31/1997	10,042	10,010
06/30/1997	10,015	9,978
07/31/1997	10,132	10,072
08/31/1997	10,148	10,103
09/30/1997	10,162	10,123
10/31/1997	10,285	10,227
11/30/1997	10,332	10,284
12/31/1997	10,273	10,241
01/31/1998	10,327	10,291
02/28/1998	10,310	10,282
03/31/1998	10,327	10,277
04/30/1998	10,375	10,315
05/31/1998	10,411	10,388
06/30/1998	10,442	10,414
07/31/1998	10,517	10,463
08/31/1998	10,518	10,486
09/30/1998	10,757	10,697
10/31/1998	10,807	10,721
11/30/1998	10,784	10,710
12/31/1998	10,733	10,646
01/31/1999	10,884	10,769
02/28/1999	10,853	10,693
03/31/1999	10,912	10,689
04/30/1999	11,086	10,760
05/31/1999	11,159	10,834
06/30/1999	11,139	10,841
07/31/1999	11,152	10,835
08/31/1999	11,202	10,854
09/30/1999	11,244	10,896
10/31/1999	11,259	10,918
11/30/1999	11,340	10,984
12/31/1999	11,268	10,896
01/31/2000	11,329	10,945
02/29/2000	11,406	11,047
03/31/2000	11,743	11,369
04/30/2000	11,886	11,520
05/31/2000	11,845	11,490
06/30/2000	11,997	11,635
07/31/2000	12,084	11,734
08/31/2000	12,192	11,821
09/30/2000	12,286	11,883
10/31/2000	12,410	12,026
11/30/2000	12,585	12,201
12/31/2000	12,696	12,332
01/31/2001	13,013	12,590
02/28/2001	13,248	12,803
03/31/2001	13,344	12,926
04/30/2001	13,440	12,998
05/31/2001	13,609	13,152
06/30/2001	13,586	13,136
07/31/2001	13,801	13,355
08/31/2001	13,833	13,374
09/30/2001	13,903	13,451
10/31/2001	14,206	13,770
11/30/2001	13,877	13,464
12/31/2001	13,704	13,306
01/31/2002	13,763	13,385
02/28/2002	13,984	13,588
03/31/2002	13,870	13,504
04/30/2002	14,275	13,873
05/31/2002	14,515	14,093
06/30/2002	14,710	14,293
07/31/2002	14,929	14,528
08/31/2002	15,475	15,049
09/30/2002	15,816	15,428
10/31/2002	15,332	15,016
11/30/2002	15,370	15,005
12/31/2002	15,934	15,510
01/31/2003	16,014	15,627
02/28/2003	16,560	16,212
03/31/2003	16,257	15,949
04/30/2003	16,218	15,908
05/31/2003	16,996	16,663
06/30/2003	16,843	16,493
07/31/2003	16,042	15,731
08/31/2003	16,353	16,013
09/30/2003	16,940	16,543
10/31/2003	16,975	16,633
11/30/2003	16,982	16,643
12/31/2003	17,166	16,813
01/31/2004	17,356	17,006
02/29/2004	17,761	17,398
03/31/2004	18,036	17,677
04/30/2004	17,201	16,819
05/31/2004	17,471	17,122
06/30/2004	17,471	17,130
07/31/2004	17,658	17,290
08/31/2004	18,090	17,753
09/30/2004	18,114	17,788

Sector Breakdown*

U.S. Treasury Obligations	90.8%
Corporate Bonds & Notes	3.5%
Foreign Currency-Denominated Issues	2.3%
Other	3.4%

*	% of total investments as of September 30, 2004

PIMCO Bond Funds Semi-Annual Report | 09.30.04 9

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class R shares returned 0.18% for the six-month period ended September 30, 2004, slightly underperforming the 0.56% return of the Fund’s benchmark, the Citigroup 3-Month Treasury Bill Index.

•	Above-Benchmark duration was negative for returns as short interest rates increased.

•	During the second quarter, exposure to intermediate maturities detracted from performance as two- to five-year rates increased. During the third quarter this exposure modestly added to performance as two- to five-year rates fell even as short rates rose.

•	An emphasis on mortgages helped returns, as low volatility and strong bank demand supported these assets; mortgage security selection also added to returns.

•	A corporate emphasis was negative during the second quarter as spreads widened and added to returns during the third quarter as credit premiums narrowed.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging markets bonds added value as a benign rate environment and improving credit qualities boosted demand.

•	Non-U.S. positions, mainly short maturity Eurozone issues, added value amid expectations for lower growth and inflation in Europe.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (10/07/87)
PIMCO Short-Term Fund Class R	0.18%	0.77%	3.59%	4.83%	5.22%
Citigroup 3-Month Treasury Bill Index	0.56%	1.04%	2.96%	4.08%	—
Lipper Ultra-Short Obligations Fund Average	0.33%	1.12%	3.69%	4.72%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,001.80	$1,019.30
Expenses Paid During Period	$5.77	$5.82

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Short-Term Share Class R	Citigroup 3-Month Treasury Bill Index
10/31/1987	10,000	10,000
11/30/1987	10,055	10,048
12/31/1987	10,112	10,095
01/31/1988	10,177	10,142
02/29/1988	10,216	10,190
03/31/1988	10,268	10,238
04/30/1988	10,321	10,287
05/31/1988	10,376	10,340
06/30/1988	10,431	10,395
07/31/1988	10,481	10,452
08/31/1988	10,544	10,513
09/30/1988	10,609	10,576
10/31/1988	10,698	10,640
11/30/1988	10,767	10,707
12/31/1988	10,826	10,777
01/31/1989	10,901	10,850
02/28/1989	10,974	10,926
03/31/1989	11,066	11,005
04/30/1989	11,146	11,087
05/31/1989	11,244	11,170
06/30/1989	11,325	11,248
07/31/1989	11,416	11,326
08/31/1989	11,473	11,403
09/30/1989	11,549	11,477
10/31/1989	11,653	11,555
11/30/1989	11,727	11,630
12/31/1989	11,790	11,707
01/31/1990	11,843	11,784
02/28/1990	11,912	11,855
03/31/1990	11,987	11,934
04/30/1990	12,032	12,012
05/31/1990	12,142	12,094
06/30/1990	12,217	12,172
07/31/1990	12,298	12,253
08/31/1990	12,360	12,333
09/30/1990	12,439	12,408
10/31/1990	12,530	12,486
11/30/1990	12,627	12,560
12/31/1990	12,724	12,634
01/31/1991	12,812	12,706
02/28/1991	12,878	12,768
03/31/1991	12,934	12,834
04/30/1991	13,010	12,896
05/31/1991	13,080	12,959
06/30/1991	13,126	13,019
07/31/1991	13,200	13,081
08/31/1991	13,280	13,142
09/30/1991	13,349	13,201
10/31/1991	13,423	13,259
11/30/1991	13,452	13,311
12/31/1991	13,503	13,361
01/31/1992	13,550	13,407
02/29/1992	13,575	13,449
03/31/1992	13,597	13,495
04/30/1992	13,651	13,539
05/31/1992	13,691	13,583
06/30/1992	13,743	13,625
07/31/1992	13,796	13,666
08/31/1992	13,828	13,705
09/30/1992	13,861	13,739
10/31/1992	13,874	13,774
11/30/1992	13,887	13,808
12/31/1992	13,925	13,845
01/31/1993	13,968	13,882
02/28/1993	14,002	13,914
03/31/1993	14,063	13,949
04/30/1993	14,108	13,983
05/31/1993	14,162	14,019
06/30/1993	14,216	14,054
07/31/1993	14,264	14,091
08/31/1993	14,298	14,127
09/30/1993	14,331	14,163
10/31/1993	14,378	14,199
11/30/1993	14,430	14,235
12/31/1993	14,495	14,273
01/31/1994	14,517	14,310
02/28/1994	14,531	14,345
03/31/1994	14,505	14,385
04/30/1994	14,526	14,428
05/31/1994	14,533	14,476
06/30/1994	14,597	14,525
07/31/1994	14,662	14,578
08/31/1994	14,718	14,632
09/30/1994	14,731	14,687
10/31/1994	14,768	14,747
11/30/1994	14,779	14,809
12/31/1994	14,839	14,878
01/31/1995	14,910	14,947
02/28/1995	15,045	15,013
03/31/1995	15,075	15,087
04/30/1995	15,234	15,159
05/31/1995	15,385	15,234
06/30/1995	15,433	15,306
07/31/1995	15,524	15,380
08/31/1995	15,594	15,453
09/30/1995	15,737	15,523
10/31/1995	15,848	15,594
11/30/1995	15,992	15,663
12/31/1995	16,124	15,734
01/31/1996	16,199	15,805
02/29/1996	16,225	15,870
03/31/1996	16,275	15,937
04/30/1996	16,348	16,003
05/31/1996	16,431	16,071
06/30/1996	16,519	16,139
07/31/1996	16,563	16,209
08/31/1996	16,666	16,280
09/30/1996	16,824	16,350
10/31/1996	16,955	16,421
11/30/1996	17,106	16,490
12/31/1996	17,170	16,561
01/31/1997	17,267	16,633
02/28/1997	17,342	16,698
03/31/1997	17,349	16,770
04/30/1997	17,444	16,842
05/31/1997	17,568	16,916
06/30/1997	17,680	16,987
07/31/1997	17,815	17,061
08/31/1997	17,866	17,134
09/30/1997	17,983	17,207
10/31/1997	18,022	17,282
11/30/1997	18,100	17,355
12/31/1997	18,197	17,430
01/31/1998	18,301	17,507
02/28/1998	18,361	17,576
03/31/1998	18,481	17,654
04/30/1998	18,562	17,729
05/31/1998	18,644	17,806
06/30/1998	18,703	17,879
07/31/1998	18,812	17,955
08/31/1998	18,816	18,031
09/30/1998	18,938	18,105
10/31/1998	19,006	18,178
11/30/1998	19,067	18,245
12/31/1998	19,145	18,312
01/31/1999	19,216	18,380
02/28/1999	19,291	18,443
03/31/1999	19,424	18,514
04/30/1999	19,511	18,582
05/31/1999	19,511	18,653
06/30/1999	19,578	18,723
07/31/1999	19,642	18,796
08/31/1999	19,703	18,870
09/30/1999	19,788	18,944
10/31/1999	19,881	19,021
11/30/1999	19,972	19,098
12/31/1999	20,050	19,180
01/31/2000	20,096	19,264
02/29/2000	20,205	19,346
03/31/2000	20,332	19,437
04/30/2000	20,403	19,528
05/31/2000	20,510	19,624
06/30/2000	20,633	19,716
07/31/2000	20,736	19,811
08/31/2000	20,862	19,909
09/30/2000	20,979	20,008
10/31/2000	21,067	20,113
11/30/2000	21,236	20,216
12/31/2000	21,401	20,322
01/31/2001	21,545	20,427
02/28/2001	21,685	20,515
03/31/2001	21,778	20,606
04/30/2001	21,837	20,685
05/31/2001	22,003	20,760
06/30/2001	22,036	20,827
07/31/2001	22,186	20,892
08/31/2001	22,259	20,956
09/30/2001	22,355	21,016
10/31/2001	22,433	21,071
11/30/2001	22,464	21,116
12/31/2001	22,496	21,153
01/31/2002	22,543	21,186
02/28/2002	22,565	21,214
03/31/2002	22,559	21,246
04/30/2002	22,606	21,276
05/31/2002	22,654	21,308
06/30/2002	22,631	21,338
07/31/2002	22,520	21,369
08/31/2002	22,664	21,400
09/30/2002	22,712	21,429
10/31/2002	22,764	21,459
11/30/2002	22,953	21,487
12/31/2002	23,026	21,512
01/31/2003	23,114	21,536
02/28/2003	23,218	21,556
03/31/2003	23,246	21,577
04/30/2003	23,320	21,598
05/31/2003	23,369	21,619
06/30/2003	23,390	21,639
07/31/2003	23,297	21,657
08/31/2003	23,317	21,675
09/30/2003	23,429	21,692
10/31/2003	23,406	21,709
11/30/2003	23,401	21,726
12/31/2003	23,460	21,743
01/31/2004	23,472	21,761
02/29/2004	23,528	21,777
03/31/2004	23,568	21,794
04/30/2004	23,511	21,811
05/31/2004	23,523	21,828
06/30/2004	23,537	21,846
07/31/2004	23,554	21,867
08/31/2004	23,594	21,890
09/30/2004	23,613	21,916

Sector Breakdown*

Short-Term Instruments	70.5%
Corporate Bonds & Notes	11.0%
Asset-Backed Securities	5.4%
Mortgage-Backed Securities	4.6%
Other	8.5%

*	% of total investments as of September 30, 2004

10  PIMCO Bond Funds Semi-Annual Report  |  09.30.04

AN EQUITY-RELATED FUND

PIMCO StocksPLUS Fund

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of Fixed Income Instruments.

•	For the six-month period ended September 30, 2004, the S&P 500 Index delivered a total return of –0.18%. The Fund’s Class R shares underperformed the Index, posting a total return of –0.91% for the six-month period.

•	Investor optimism and the stock market rally in the second quarter were offset by the third quarter, as equity markets stalled while investors weighed the impact of higher oil prices and mixed economic data.

•	While the structural yield advantage provided by non-money market holdings boosted returns, this yield contribution was overwhelmed by a sharp rise in short maturity rates.

•	Exposure to the European interest rates, with an emphasis on the short end of the yield curve, boosted returns as short-term European interest rates rose less than U.S. short-term interest rates.

•	Lack of confidence on the sustainability of economic recovery and expectations for the Fed to remain on hold caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	Corporate and mortgage holdings provided incremental yield and diversification.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (05/13/93)
PIMCO StocksPLUS Fund Class R	–0.91%	12.80%	–1.12%	10.95%	10.60%
S&P 500 Index	–0.18%	13.87%	–1.31%	11.08%	—
Lipper Large-Cap Core Fund Average	–2.03%	10.20%	–2.44%	8.91%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$990.90	$1,018.55
Expenses Paid During Period	$6.49	$6.58

Expenses are equal to the expense ratio of 1.30% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	StocksPLUS Share Class R	S&P 500 Index
05/31/1993	10,000	10,000
06/30/1993	10,049	10,029
07/31/1993	10,024	9,989
08/31/1993	10,400	10,368
09/30/1993	10,293	10,288
10/31/1993	10,514	10,501
11/30/1993	10,390	10,401
12/31/1993	10,572	10,527
01/31/1994	10,913	10,885
02/28/1994	10,572	10,589
03/31/1994	10,099	10,128
04/30/1994	10,221	10,258
05/31/1994	10,406	10,426
06/30/1994	10,179	10,170
07/31/1994	10,570	10,504
08/31/1994	11,046	10,935
09/30/1994	10,852	10,668
10/31/1994	11,020	10,907
11/30/1994	10,677	10,510
12/31/1994	10,810	10,666
01/31/1995	11,103	10,943
02/28/1995	11,596	11,369
03/31/1995	11,906	11,705
04/30/1995	12,286	12,049
05/31/1995	12,835	12,531
06/30/1995	13,110	12,822
07/31/1995	13,519	13,247
08/31/1995	13,604	13,280
09/30/1995	14,174	13,841
10/31/1995	14,143	13,791
11/30/1995	14,816	14,397
12/31/1995	15,094	14,674
01/31/1996	15,627	15,174
02/29/1996	15,662	15,314
03/31/1996	15,861	15,462
04/30/1996	16,051	15,690
05/31/1996	16,412	16,094
06/30/1996	16,560	16,156
07/31/1996	15,781	15,442
08/31/1996	16,107	15,768
09/30/1996	17,041	16,655
10/31/1996	17,574	17,114
11/30/1996	18,871	18,408
12/31/1996	18,458	18,043
01/31/1997	19,586	19,171
02/28/1997	19,723	19,321
03/31/1997	18,825	18,527
04/30/1997	19,981	19,633
05/31/1997	21,234	20,828
06/30/1997	22,105	21,761
07/31/1997	23,913	23,493
08/31/1997	22,609	22,177
09/30/1997	23,774	23,392
10/31/1997	23,006	22,610
11/30/1997	23,931	23,657
12/31/1997	24,366	24,063
01/31/1998	24,683	24,329
02/28/1998	26,325	26,084
03/31/1998	27,638	27,420
04/30/1998	27,956	27,695
05/31/1998	27,391	27,219
06/30/1998	28,440	28,325
07/31/1998	28,108	28,023
08/31/1998	23,810	23,972
09/30/1998	25,619	25,507
10/31/1998	27,625	27,582
11/30/1998	29,195	29,254
12/31/1998	31,063	30,940
01/31/1999	32,104	32,233
02/28/1999	31,006	31,232
03/31/1999	32,302	32,481
04/30/1999	33,571	33,739
05/31/1999	32,672	32,943
06/30/1999	34,560	34,771
07/31/1999	33,406	33,685
08/31/1999	33,205	33,518
09/30/1999	32,465	32,600
10/31/1999	34,507	34,663
11/30/1999	35,059	35,367
12/31/1999	37,075	37,451
01/31/2000	35,139	35,570
02/29/2000	34,591	34,896
03/31/2000	37,812	38,310
04/30/2000	36,617	37,157
05/31/2000	35,848	36,394
06/30/2000	36,719	37,292
07/31/2000	36,242	36,708
08/31/2000	38,645	38,988
09/30/2000	36,500	36,930
10/31/2000	36,317	36,774
11/30/2000	33,557	33,875
12/31/2000	33,809	34,040
01/31/2001	35,104	35,248
02/28/2001	31,850	32,034
03/31/2001	29,706	30,005
04/30/2001	31,961	32,336
05/31/2001	32,293	32,553
06/30/2001	31,560	31,761
07/31/2001	31,279	31,448
08/31/2001	29,293	29,479
09/30/2001	26,900	27,099
10/31/2001	27,559	27,616
11/30/2001	29,507	29,734
12/31/2001	29,734	29,995
01/31/2002	29,395	29,557
02/28/2002	28,940	28,987
03/31/2002	29,964	30,077
04/30/2002	28,259	28,254
05/31/2002	28,036	28,046
06/30/2002	26,037	26,048
07/31/2002	23,863	24,018
08/31/2002	24,264	24,176
09/30/2002	21,651	21,549
10/31/2002	23,619	23,446
11/30/2002	24,993	24,824
12/31/2002	23,669	23,366
01/31/2003	23,129	22,754
02/28/2003	22,858	22,412
03/31/2003	23,098	22,629
04/30/2003	24,926	24,495
05/31/2003	26,274	25,785
06/30/2003	26,553	26,113
07/31/2003	26,884	26,574
08/31/2003	27,425	27,092
09/30/2003	27,203	26,804
10/31/2003	28,661	28,321
11/30/2003	28,904	28,570
12/31/2003	30,451	30,068
01/31/2004	30,981	30,620
02/29/2004	31,448	31,046
03/31/2004	30,967	30,577
04/30/2004	30,323	30,097
05/31/2004	30,678	30,510
06/30/2004	31,270	31,104
07/31/2004	30,197	30,074
08/31/2004	30,394	30,196
09/30/2004	30,689	30,523

Sector Breakdown*

Short-Term Instruments**	65.1%
U.S. Treasury Obligations	9.1%
Corporate Bonds & Notes	9.0%
Mortgage-Backed Securities	4.9%
Asset-Backed Securities	4.7%
Other	7.2%

*	% of total investments as of September 30, 2004
**	Primarily serving as collateral for equity-linked derivative positions.

PIMCO Bond Funds Semi-Annual Report | 09.30.04 11

AN INTERMEDIATE DURATION BOND FUND

PIMCO Total Return Fund

•	PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class R shares under performed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2004, returning 0.63% versus 0.67% for the Index.

•	The Fund’s duration moved closer to the Index, but not above it, given the longer-term risks of inflation and interest rate increases. This strategy was neutral for the six-month period, as rates rose slightly.

•	PIMCO’s Secular Outlook called for limited exposure to U.S. rates and diversification beyond core bond sectors; thus, the Fund avoided exposures that could have paid off during the third quarter’s rally but that posed longer-term risks.

•	Emphasis on short/intermediate maturities was negative, as yields rose the most in this part of the yield curve.

•	The Fund’s underweight position to mortgages hurt returns during the six-month period, as low volatility and strong bank demand supported these assets. However, tactical security selection within the mortgage sector more than offset this effect, as the Fund’s mortgage holdings performed well during the period.

•	An underweight to corporate bonds detracted from returns; credit premiums narrowed during the period, thus corporates outperformed Treasuries. This effect was slightly mitigated by the Fund’s good security selection within the corporate sector.

•	Real return bonds continued to outperform in 2004 as real yields fell, adding value in comparison to like-duration nominal bonds.

•	The Fund’s investments in emerging market bonds added value, as the benign interest rate environment and improving credit qualities boosted demand in the third quarter, which more than offset the sell-off in the second quarter.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (05/11/87)
PIMCO Total Return Fund Class R	0.63%	3.75%	7.41%	7.61%	8.16%
Lehman Brothers Aggregate Bond Index	0.67%	3.68%	7.48%	7.66%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.41%	3.23%	6.62%	6.85%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,006.30	$1,019.30
Expenses Paid During Period	$5.78	$5.82

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Total Return Share Class R	Lehman Brothers Aggregate Bond Index
05/31/1987	10,000	10,000
06/30/1987	10,122	10,138
07/31/1987	10,091	10,130
08/31/1987	10,061	10,076
09/30/1987	9,804	9,861
10/31/1987	10,111	10,212
11/30/1987	10,178	10,294
12/31/1987	10,265	10,434
01/31/1988	10,679	10,801
02/29/1988	10,795	10,929
03/31/1988	10,691	10,827
04/30/1988	10,630	10,768
05/31/1988	10,572	10,696
06/30/1988	10,818	10,954
07/31/1988	10,798	10,897
08/31/1988	10,843	10,925
09/30/1988	11,043	11,172
10/31/1988	11,210	11,383
11/30/1988	11,104	11,244
12/31/1988	11,147	11,257
01/31/1989	11,279	11,419
02/28/1989	11,201	11,336
03/31/1989	11,247	11,385
04/30/1989	11,492	11,624
05/31/1989	11,764	11,929
06/30/1989	12,154	12,292
07/31/1989	12,404	12,554
08/31/1989	12,183	12,368
09/30/1989	12,237	12,431
10/31/1989	12,523	12,737
11/30/1989	12,626	12,858
12/31/1989	12,644	12,893
01/31/1990	12,425	12,740
02/28/1990	12,451	12,781
03/31/1990	12,434	12,790
04/30/1990	12,251	12,673
05/31/1990	12,645	13,048
06/30/1990	12,851	13,258
07/31/1990	13,053	13,441
08/31/1990	12,840	13,261
09/30/1990	12,846	13,371
10/31/1990	13,016	13,541
11/30/1990	13,337	13,832
12/31/1990	13,563	14,048
01/31/1991	13,691	14,222
02/28/1991	13,874	14,343
03/31/1991	14,042	14,442
04/30/1991	14,264	14,598
05/31/1991	14,362	14,684
06/30/1991	14,377	14,676
07/31/1991	14,575	14,880
08/31/1991	14,961	15,202
09/30/1991	15,307	15,510
10/31/1991	15,456	15,682
11/30/1991	15,581	15,826
12/31/1991	16,103	16,296
01/31/1992	15,961	16,074
02/29/1992	16,092	16,179
03/31/1992	16,021	16,088
04/30/1992	16,096	16,204
05/31/1992	16,420	16,510
06/30/1992	16,619	16,737
07/31/1992	17,016	17,078
08/31/1992	17,150	17,251
09/30/1992	17,411	17,456
10/31/1992	17,249	17,224
11/30/1992	17,252	17,228
12/31/1992	17,544	17,502
01/31/1993	17,858	17,838
02/28/1993	18,246	18,150
03/31/1993	18,340	18,226
04/30/1993	18,491	18,353
05/31/1993	18,522	18,376
06/30/1993	18,915	18,709
07/31/1993	19,019	18,815
08/31/1993	19,441	19,145
09/30/1993	19,509	19,197
10/31/1993	19,636	19,269
11/30/1993	19,453	19,105
12/31/1993	19,603	19,209
01/31/1994	19,829	19,468
02/28/1994	19,464	19,130
03/31/1994	19,041	18,658
04/30/1994	18,843	18,509
05/31/1994	18,744	18,507
06/30/1994	18,663	18,466
07/31/1994	19,034	18,832
08/31/1994	19,078	18,856
09/30/1994	18,826	18,578
10/31/1994	18,792	18,562
11/30/1994	18,785	18,521
12/31/1994	18,768	18,648
01/31/1995	19,093	19,017
02/28/1995	19,530	19,470
03/31/1995	19,704	19,589
04/30/1995	20,039	19,863
05/31/1995	20,660	20,631
06/30/1995	20,635	20,783
07/31/1995	20,635	20,736
08/31/1995	20,940	20,986
09/30/1995	21,190	21,191
10/31/1995	21,499	21,466
11/30/1995	21,953	21,788
12/31/1995	22,317	22,094
01/31/1996	22,487	22,240
02/29/1996	21,925	21,854
03/31/1996	21,740	21,702
04/30/1996	21,638	21,580
05/31/1996	21,567	21,536
06/30/1996	21,899	21,825
07/31/1996	21,943	21,885
08/31/1996	21,910	21,848
09/30/1996	22,401	22,229
10/31/1996	22,970	22,721
11/30/1996	23,500	23,111
12/31/1996	23,195	22,896
01/31/1997	23,267	22,966
02/28/1997	23,306	23,023
03/31/1997	23,010	22,768
04/30/1997	23,413	23,109
05/31/1997	23,640	23,327
06/30/1997	23,905	23,604
07/31/1997	24,560	24,240
08/31/1997	24,334	24,034
09/30/1997	24,713	24,388
10/31/1997	24,995	24,742
11/30/1997	25,095	24,856
12/31/1997	25,374	25,106
01/31/1998	25,752	25,428
02/28/1998	25,667	25,408
03/31/1998	25,738	25,497
04/30/1998	25,826	25,630
05/31/1998	26,110	25,873
06/30/1998	26,350	26,092
07/31/1998	26,424	26,148
08/31/1998	26,828	26,573
09/30/1998	27,617	27,196
10/31/1998	27,418	27,052
11/30/1998	27,506	27,205
12/31/1998	27,660	27,287
01/31/1999	27,809	27,482
02/28/1999	27,281	27,002
03/31/1999	27,499	27,152
04/30/1999	27,620	27,238
05/31/1999	27,305	26,999
06/30/1999	27,245	26,913
07/31/1999	27,128	26,799
08/31/1999	27,134	26,785
09/30/1999	27,421	27,096
10/31/1999	27,498	27,196
11/30/1999	27,548	27,194
12/31/1999	27,388	27,063
01/31/2000	27,232	26,974
02/29/2000	27,550	27,300
03/31/2000	27,941	27,660
04/30/2000	27,849	27,581
05/31/2000	27,827	27,568
06/30/2000	28,400	28,142
07/31/2000	28,644	28,397
08/31/2000	29,077	28,809
09/30/2000	29,161	28,990
10/31/2000	29,328	29,182
11/30/2000	29,885	29,659
12/31/2000	30,476	30,209
01/31/2001	30,903	30,703
02/28/2001	31,184	30,971
03/31/2001	31,290	31,126
04/30/2001	30,984	30,997
05/31/2001	31,086	31,184
06/30/2001	31,154	31,302
07/31/2001	32,214	32,001
08/31/2001	32,594	32,368
09/30/2001	33,115	32,745
10/31/2001	33,804	33,430
11/30/2001	33,304	32,969
12/31/2001	33,134	32,760
01/31/2002	33,525	33,025
02/28/2002	33,977	33,345
03/31/2002	33,291	32,791
04/30/2002	34,014	33,426
05/31/2002	34,269	33,710
06/30/2002	34,337	34,002
07/31/2002	34,509	34,412
08/31/2002	35,068	34,994
09/30/2002	35,450	35,560
10/31/2002	35,429	35,398
11/30/2002	35,542	35,389
12/31/2002	36,253	36,120
01/31/2003	36,391	36,150
02/28/2003	36,886	36,651
03/31/2003	36,941	36,622
04/30/2003	37,336	36,925
05/31/2003	37,941	37,613
06/30/2003	37,907	37,538
07/31/2003	36,463	36,276
08/31/2003	36,751	36,517
09/30/2003	37,769	37,484
10/31/2003	37,497	37,134
11/30/2003	37,564	37,223
12/31/2003	37,985	37,602
01/31/2004	38,217	37,904
02/29/2004	38,641	38,314
03/31/2004	38,939	38,602
04/30/2004	38,024	37,597
05/31/2004	37,868	37,447
06/30/2004	38,023	37,658
07/31/2004	38,407	38,032
08/31/2004	39,144	38,757
09/30/2004	39,187	38,862

Sector Breakdown*

Short-Term Instruments	52.3%
U.S. Government Agencies	23.1%
U.S. Treasury Obligations	12.5%
Corporate Bonds & Notes	3.9%
Other	8.2%

*	% of total investments as of September 30, 2004

12  PIMCO Bond Funds Semi-Annual Report   |  09.30.04

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA (i) 0.3%

Commonwealth of Australia
8.750% due 08/15/2008	A$	600	$489
Crusade Global Trust
2.041% due 05/15/2021 (a)		$1,548	1,549
Homeside Mortgage Securities Trust
1.820% due 01/20/2027 (a)		595	593
Medallion Trust
1.820% due 07/12/2031 (a)		1,472	1,463
Torrens Trust
2.020% due 07/15/2031 (a)		636	637

Total Australia (Cost $4,728)			4,731

AUSTRIA (i) 1.1%

Republic of Austria
5.000% due 07/15/2012	EC	12,700	17,037

Total Austria (Cost $13,983)			17,037

BELGIUM (i) 1.4%

Kingdom of Belgium
6.250% due 03/28/2007	EC	1,400	1,885
7.000% due 11/21/2004	BF	183,200	5,682
7.500% due 07/29/2008	EC	10,500	15,111

Total Belgium (Cost $17,906)			22,678

BRAZIL 0.4%

Republic of Brazil
2.125% due 04/15/2009 (a)		$6,647	6,527
2.125% due 04/15/2012 (a)		188	176

Total Brazil (Cost $6,415)			6,703

CANADA (i) 4.4%

Commonwealth of Canada
5.500% due 06/01/2009	C$	17,400	14,682
5.500% due 06/01/2010		17,300	14,622
6.000% due 06/01/2008		34,300	29,279
6.000% due 06/01/2011		12,700	11,032

Total Canada (Cost $60,060)			69,615

CAYMAN ISLANDS (i) 0.5%

Pylon Ltd.
6.019% due 12/22/2008 (a)	EC	1,350	1,742
Redwood Capital Ltd.
4.960% due 01/01/2006 (a)		$2,300	2,323
Residential Reinsurance Ltd.
6.690% due 12/01/2005 (a)		700	602
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)		38,241	348
Vita Capital Ltd.
2.950% due 01/01/2007 (a)		3,900	3,924

Total Cayman Islands (Cost $8,861)			8,939

DENMARK (i) 0.2%

Nykredit Konvertible
6.000% due 10/01/2029	DK	9,273	1,622
Unikredit Realkredit
6.000% due 07/01/2029		8,653	1,515

Total Denmark (Cost $1,987)			3,137

FRANCE (i) 11.3%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,330
Republic of France
3.500% due 01/12/2005		2,000	2,496
4.000% due 04/25/2009		31,050	39,832
4.000% due 10/25/2009		30,070	38,563
4.000% due 04/25/2014		20,200	25,110
5.250% due 04/25/2008		47,000	62,745
7.250% due 04/25/2006		7,000	9,336

Total France (Cost $143,828)			179,412

GERMANY (i) 23.0%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,737
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,232
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	583
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,877
Republic of Germany
3.750% due 07/04/2013		3,500	4,303
4.250% due 01/04/2014		25,500	32,439
4.500% due 01/04/2013		9,505	12,356
5.000% due 07/04/2011		100	134
5.000% due 01/04/2012		53,000	71,255
5.250% due 07/04/2010		26,300	35,702
5.250% due 01/04/2011		28,400	38,631
5.375% due 01/04/2010		4,500	6,135
5.500% due 01/04/2031		5,700	8,027
5.625% due 01/04/2028		11,630	16,488
6.250% due 01/04/2030		6,400	9,843
6.500% due 07/04/2027		75,260	118,478

Total Germany (Cost $315,443)			364,220

IRELAND (i) 0.5%

Celtic Residential Irish Mortgage Securitisation
2.305% due 06/13/2035 (a)(j)	EC	2,576	3,202
Emerald Mortgages PLC
2.336% due 04/30/2028 (a)		2,752	3,409
2.336% due 10/22/2035 (a)		669	834

Total Ireland (Cost $6,278)			7,445

ITALY (i) 1.2%

First Italian Auto Transaction
2.403% due 07/01/2008 (a)	EC	1,424	1,766
Republic of Italy
5.250% due 08/01/2011		3,400	4,620
5.500% due 11/01/2010		1,700	2,335
7.750% due 11/01/2006		5,700	7,814
Siena Mortgage Sp
2.396% due 02/28/2037 (a)		1,325	1,652
Upgrade SpA
2.386% due 12/31/2035 (a)		1,000	1,236

Total Italy (Cost $16,725)			19,423

JAPAN (i) 13.8%

Government of Japan
0.300% due 12/20/2007	JY	9,054,000	82,285
0.700% due 09/20/2008		2,980,000	27,361
1.300% due 09/20/2012		380,000	3,484
1.400% due 09/20/2011		2,960,000	27,599
1.600% due 09/20/2013		6,760,000	62,868
1.900% due 09/20/2022		840,000	7,596
2.400% due 06/20/2024		822,000	7,896

Total Japan (Cost $212,374)			219,089

LUXEMBOURG (i) 0.4%

Tyco International Group S.A.
4.375% due 11/19/2004	EC	2,170	2,707
5.875% due 11/01/2004		$3,257	3,266
6.750% due 02/15/2011		8	9

Total Luxembourg (Cost $5,635)			5,982

MEXICO 0.2%

Petroleos Mexicanos
8.850% due 09/15/2007		$1,040	1,179
9.375% due 12/02/2008		1,290	1,506

Total Mexico (Cost $2,287)			2,685

NETHERLANDS (i) 1.7%

Delphinus BV
2.400% due 04/25/2093 (a)	EC	1,500	1,850
Dutch Mortgage-Backed Securities BV
2.364% due 11/20/2035 (a)		1,849	2,290
2.400% due 10/02/2079 (a)		3,000	3,714
Holland Euro-Denominated Mortgage-Backed Series
2.385% due 04/18/2012 (a)		1,943	2,405
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	15,583

Total Netherlands (Cost $21,820)			25,842

NEW ZEALAND (i) 0.3%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	5,130	4,398

Total New Zealand (Cost $3,136)			4,398

PANAMA 0.2%

Republic of Panama
2.750% due 07/17/2014 (a)		$1,481	1,427
8.250% due 04/22/2008		2,000	2,210

Total Panama (Cost $3,612)			3,637

PERU 0.2%

Republic of Peru
9.125% due 01/15/2008		$2,400	2,720

Total Peru (Cost $2,687)			2,720

RUSSIA 0.4%

Russian Federation
8.750% due 07/24/2005		$5,000	5,220
10.000% due 06/26/2007		1,630	1,844

Total Russia (Cost $7,087)			7,064

SOUTH AFRICA 0.2%

Republic of South Africa
8.375% due 10/17/2006		$2,480	2,730

Total South Africa (Cost $2,752)			2,730

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 13

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
SPAIN (i) 4.5%

Hipotebansa Mortgage Securitization Fund
2.268% due 07/18/2022 (a)(j)	EC	2,011	$2,481
Hipotebansa V
2.226% due 01/18/2018 (a)		1,676	2,074
Kingdom of Spain
5.150% due 07/30/2009		37,730	50,815
5.350% due 10/31/2011		11,100	15,232

Total Spain (Cost $52,086)			70,602

SWEDEN (i) 0.2%

Kingdom of Sweden
5.000% due 01/28/2009	SK	27,000	3,907

Total Sweden (Cost $2,679)			3,907

TUNISIA 0.0%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$275	303

Total Tunisia (Cost $305)			303

UNITED KINGDOM (i) 10.2%

Bauhaus Securities Ltd.
2.438% due 10/30/2052 (a)	EC	4,034	5,022
Dolerite Funding PLC
2.010% due 08/20/2032 (a)		2,140	2,138
Haus Ltd.
2.375% due 12/14/2037 (a)		6,502	8,090
Lloyds TSB Capital I
7.375% due 02/07/2049		500	741
Ocwen Mortgage Loan Trust
2.626% due 12/15/2031 (a)		202	251
SRM Investment Ltd.
2.335% due 08/26/2034 (a)		470	586
United Kingdom Gilt
4.000% due 03/07/2009	BP	6,450	11,345
5.000% due 03/07/2008		21,600	39,490
5.000% due 03/07/2012		32,300	59,205
8.000% due 09/27/2013		15,450	34,391

Total United Kingdom (Cost $155,815)			161,259

UNITED STATES (i) 25.3%
Asset-Backed Securities 2.7%

ACE Securities Corp.
2.160% due 11/25/2028 (a)		$46	46
Ameriquest Mortgage Securities, Inc.
2.250% due 02/25/2033 (a)		571	572
2.250% due 03/25/2033 (a)		563	565
Amortizing Residential Collateral Trust
2.100% due 09/25/2030 (a)		74	74
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.310% due 06/25/2029 (a)		1,037	1,038
Bear Stearns Asset-Backed Securities, Inc.
2.170% due 10/25/2032 (a)		760	761
CDC Mortgage Capital Trust
2.130% due 08/25/2032 (a)		154	154
2.180% due 01/10/2032 (a)		179	179
Conseco Finance Corp.
2.130% due 10/15/2031 (a)		180	180
Countrywide Asset-Backed Certificates
2.000% due 08/25/2023 (a)		300	300
2.010% due 12/25/2018 (a)		1,678	1,680
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)		311	311
2.290% due 10/25/2032 (a)		167	167
EQCC Home Equity Loan Trust
2.061% due 03/20/2030 (a)		60	60
First Alliance Mortgage Loan Trust
2.041% due 12/20/2027 (a)		53	53
Home Equity Asset Trust
1.990% due 08/25/2034 (a)		2,680	2,681
2.250% due 03/25/2033 (a)		726	728
Irwin Home Equity Loan Trust
2.360% due 06/25/2028 (a)		1,457	1,462
Mesa Trust Asset-Backed Certificates
2.240% due 11/25/2031 (a)		1,648	1,649
Morgan Stanley Warehouse Facilities
1.590% due 07/06/2005 (a)		15,100	15,090
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006		3,547	3,542
Novastar Home Equity Loan
2.120% due 01/25/2031 (a)		190	190
Providian Home Equity Loan Trust
2.130% due 06/25/2025 (a)		509	510
Quest Trust
2.400% due 06/25/2034 (a)		6,421	6,425
Residential Asset Mortgage Products, Inc.
1.940% due 04/25/2025 (a)		1,075	1,076
Residential Asset Securities Corp.
2.070% due 09/25/2031 (a)		75	75
2.090% due 07/25/2032 (a)		2,644	2,644

			42,212

Corporate Bonds & Notes 2.9%

CIT Group, Inc.
3.180% due 01/31/2005 (a)		1,500	1,507
DaimlerChrysler Financial Services N.A. LLC
1.810% due 04/27/2005 (a)		2,000	1,994
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		3,030	3,046
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)		2,800	2,802
7.600% due 08/01/2005		2,800	2,908
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,658
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)		$4,700	4,713
General Motors Corp.
1.250% due 12/20/2004	JY	208,000	1,893
J.P. Morgan Chase & Co., Inc.
4.560% due 02/15/2012 (a)		$4,670	5,070
Kroger Co.
5.500% due 02/01/2013		1,520	1,577
MetLife, Inc.
3.911% due 05/15/2005		900	909
MGM Mirage, Inc.
6.950% due 02/01/2005		2,795	2,844
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (a)		2,100	2,411
9.870% due 06/30/2049 (a)		500	587
Park Place Entertainment Corp.
7.875% due 12/15/2005		500	527
Premium Asset Trust
2.095% due 11/27/2004 (a)		1,250	1,250
Rogers Cablesystems, Inc.
10.000% due 03/15/2005		640	662
Sprint Capital Corp.
7.900% due 03/15/2005		4,250	4,354
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	800
Yum! Brands, Inc.
7.450% due 05/15/2005		700	720

			45,232

Mortgage-Backed Securities 1.8%

Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,241
CS First Boston Mortgage Securities Corp.
2.250% due 08/25/2033 (a)		2,818	2,805
5.758% due 05/25/2032 (a)		224	227
GS Mortgage Securities Corp.
6.526% due 08/15/2011		2,000	2,239
Impac CMB Trust
2.240% due 07/25/2033 (a)		528	528
J.P. Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	11,299
Merrill Lynch Mortgage Investors, Inc.
2.140% due 03/15/2025 (a)		1,711	1,716
Residential Funding Mortgage Securities I, Inc.
5.613% due 09/25/2032 (a)		405	405
6.500% due 03/25/2032		953	971
Structured Asset Mortgage Investments, Inc.
6.530% due 06/25/2029 (a)		106	107
Structured Asset Securities Corp.
2.140% due 10/25/2027 (a)		1,014	1,015
Washington Mutual Mortgage Securities Corp.
2.788% due 12/25/2040 (a)		611	612
3.066% due 02/27/2034 (a)		2,489	2,499
5.149% due 10/25/2032 (a)		1,300	1,320

			28,984

Municipal Bonds & Notes 3.7%

California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036		2,100	2,142
California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,345
5.250% due 07/01/2013		3,500	3,943
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,349
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,272
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	305
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,500	1,522
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	224
De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,533
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,654
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	234
District of Columbia Tobacco Settlement Financing Corp., Series 2001
6.500% due 05/15/2033		1,115	1,027
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	825

14  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Hawaii State General Obligation Bonds, Series 2001
5.500% due 08/01/2011	$1,300	$1,480
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014	300	351
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,041
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.600% due 06/01/2035	400	325
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	700	717
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	800	892
Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	1,300	1,334
5.000% due 06/01/2032	2,000	2,041
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	204
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	410	418
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041	300	306
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	541
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	456
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	410	450
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	625	635
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 08/01/2011	2,000	2,260
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003-A1
5.500% due 06/01/2014	300	327
5.500% due 06/01/2017	600	655
New York, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2033	1,500	1,526
New York, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028	1,500	1,538
North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.950% due 06/01/2009 (a)	117	117
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,105
Sacramento County, California Public Financing Authority Revenue Bonds, (FGIC Insured), Series 2003
4.750% due 12/01/2033	680	667
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	203
State of Louisiana General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,636
Tobacco Settlement Authority of Iowa Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	2,607
Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	3,500	3,752

		57,959

	Shares

Preferred Security 0.4%

DG Funding Trust
3.360% due 12/29/2049 (a)	640	6,880

	Principal Amount (000s)

U.S. Government Agencies 6.4%

Fannie Mae
1.960% due 03/25/2034 (a)	$1,780	1,771
3.415% due 11/01/2022 (a)	58	61
3.450% due 01/01/2023 (a)	68	70
3.569% due 08/01/2023 (a)	346	358
5.000% due 08/01/2033-0/14/2034 (c)	15,264	15,106
5.500% due 05/01/2034-10/14/2034 (c)	21,794	22,088
5.824% due 04/01/2032 (a)	560	570
5.920% due 12/01/2030 (a)	140	142
6.500% due 02/01/2026-07/01/2032 (c)	3,891	4,085
Federal Home Loan Bank
5.660% due 04/26/2006	1,200	1,256
5.665% due 03/22/2006	3,200	3,342
Freddie Mac
3.303% due 06/01/2022 (a)	556	575
5.500% due 05/15/2012	30	30
9.050% due 06/15/2019	12	12
Government National Mortgage Association
3.375% due 05/20/2022- 05/20/2030 (a)(c)	4,942	5,008
3.500% due 11/20/2030 (a)	117	119
4.625% due 11/20/2021-12/20/2025 (a)(c)	558	567
4.750% due 07/20/2022-08/20/2027 (a)(c)	1,606	1,628
Small Business Administration
5.980% due 11/01/2022	7,562	8,081
6.344% due 08/10/2011	4,435	4,764
6.640% due 02/10/2011	2,816	3,054
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	17,050
5.880% due 04/01/2036	8,145	8,982
5.980% due 04/01/2036	1,855	2,041

		100,760

U.S. Treasury Obligations 7.4%

Treasury Inflation Protected Securities (b)
2.000% due 07/15/2014	502	514
3.000% due 07/15/2012	9,270	10,268
3.500% due 01/15/2011	29,819	33,759
3.625% due 04/15/2028	1,159	1,471
4.250% due 01/15/2010	12,609	14,638
U.S. Treasury Bonds
7.500% due 11/15/2016	14,800	19,024
8.125% due 08/15/2019	10,400	14,241
U.S. Treasury Notes
3.000% due 02/15/2009	22,600	22,380
4.875% due 02/15/2012	900	959

		117,254

Total United States (Cost $393,567)		399,281

PURCHASED CALL OPTIONS 0.1%

	Notional Amount (000s)

30-Year Interest Rate Swap (OTC)
Strike @ 5.750
Exp. 04/27/2009	9,700	788

Total Purchased Call Options (Cost $503)		788

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250 Exp. 04/27/2009	9,700	568

	# of Contracts

Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 105.750 Exp. 11/23/2004	2,100	0
Eurodollar June Futures (CME)
Strike @ 93.750 Exp. 06/13/2005	473	3
U.S. Treasury 10-Year Note December Futures (CBOT)
6.000% due 12/31/2004 Strike @ 99.000 Exp. 11/26/2004	8	1
U.S. Treasury 10-Year Note December Futures (CBOT)
6.000% due 12/31/2004 Strike @ 98.000 Exp. 11/26/2004	170	3
U.S. Treasury 10-Year Note December Futures (CBOT)
6.000% due 12/31/2004 Strike @ 97.000 Exp. 11/26/2004	400	6
U.S. Treasury 10-Year Note December Futures (CBOT)
6.000% due 12/31/2004 Strike @ 92.000 Exp. 11/26/2004	500	8
U.S. Treasury 10-Year Note March Futures (CBOT)
6.000% due 03/31/2005 Strike @ 88.000 Exp. 02/18/2005	950	15

Total Purchased Put Options (Cost $747)		604

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 15

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 16.2%

Commercial Paper 12.7%
Bank of Ireland
1.840% due 12/17/2004	$3,600	$3,585
Danske Corp.
1.580% due 10/29/2004	13,400	13,383
1.645% due 11/19/2004	5,300	5,288
1.765% due 12/09/2004	28,300	28,198
Fannie Mae
1.734% due 11/15/2004	8,500	8,481
1.800% due 11/29/2004	5,800	5,783
1.725% due 12/08/2004	15,000	14,947
1.731% due 12/08/2004	4,600	4,584
1.760% due 12/08/2004	4,500	4,484
1.780% due 12/15/2004	7,500	7,470
1.819% due 12/22/2004	3,400	3,385
Freddie Mac
1.930% due 01/24/2005	300	298
General Electric Capital Corp.
1.800% due 12/14/2004	5,000	4,981
General Motors Acceptance Corp.
2.404% due 03/22/2005	3,000	2,970
2.535% due 04/05/2005	2,400	2,374
HBOS Treasury Services PLC
1.575% due 11/09/2004	500	499
1.715% due 11/30/2004	2,400	2,393
Rabobank USA Financial Corp.
1.860% due 10/01/2004	9,600	9,600
1.950% due 01/26/2005	5,200	5,167
Republic of Italy
1.420% due 10/13/2004	7,500	7,496
Royal Bank of Scotland PLC
1.630% due 11/03/2004	17,400	17,374
UBS Finance, Inc.
1.675% due 11/24/2004	3,600	3,591
1.690% due 11/29/2004	17,800	17,751
1.700% due 11/30/2004	2,300	2,293
1.930% due 01/24/2005	23,700	23,551
1.940% due 01/25/2005	700	696

		200,622

Repurchase Agreement 0.6%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $9,665. Repurchase proceeds are $9,475.)	9,475	9,475

U.S. Treasury Bills 2.9%
1.618% due 12/02/2004-12/16/2004 (c)(d)(e)	46,855	46,677

Total Short-Term Instruments (Cost $256,806)		256,774

Total Investments 118.2% (Cost $1,720,112)		$1,871,005

Written Options (g) (0.7%) (Premiums $7,897)		(11,203)

Other Assets and Liabilities (Net) (17.5%)		(276,302)

Net Assets 100.0%		$1,583,500

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $27,905 have been pledged as collateral for swap and swaption contracts at.
(e)	Securities with an aggregate market value of $11,622 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	473	$26
Eurodollar September Long Futures	09/2005	816	(337)
Euribor Purchased Put Options Strike @ 93.000	12/2004	91	(12)
Euro-Bund 10-Year Note Long Futures	12/2004	2,185	2,270
Government of Japan 10-Year Note Long Futures	12/2004	187	2,559
U.S. Treasury 10-Year Note Long Futures	12/2004	1,509	1,646
U.S. Treasury 30-Year Bond Long Futures	12/2004	157	(96)

			$6,056

16  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018	BP	30,300	$80
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		60,000	154
Lehman Brothers, Inc.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		300	(5)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		4,400	(10)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		39,200	222
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/20/2018		19,200	(212)
Merrill Lynch & Co., Inc.	3-month C$-LIBOR	Pay	5.000%	06/18/2008	C$	18,000	(248)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	65,700	(7,160)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(1,431)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	3.750%	06/17/2012		9,900	(262)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		51,000	816
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		73,100	1,150
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	03/20/2018		15,350	233
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		77,600	362
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		26,800	(1,452)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		75,000	(3,546)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/20/2018		23,000	419
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	(488)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(923)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(246)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(49)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(1,287)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	12
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(1,825)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	55,000	130
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		234,800	548
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		115,200	270
Morgan Stanley Dean Witter & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		81,100	193
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$37,300	(2,274)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/15/2024		12,600	(731)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		38,300	(1,648)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		8,600	(612)
Lehman Brothers, Inc.	3-month LIBOR	Receive	4.000%	12/15/2009		6,700	(267)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		26,400	(1,850)
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024		54,000	(5,076)

							$(27,013)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	$6,000	$23
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.960%	01/28/2005	4,800	5
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	4,800	18
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,700	5

						$51

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$2,400	$0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	2,000	0

					$0

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/26/2004	181	$104	$105

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 17

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2004 (Unaudited)

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call -OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.175	%**	10/04/2004	$84,000	$2,493	$5,168
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%**	10/04/2004	700	23	77
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.970	%*	10/04/2004	700	31	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	66,900	688	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	66,900	510	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	8,700	195	633
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%**	01/07/2005	42,500	1,945	3,094
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	7.000	%*	01/07/2005	2,500	48	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%**	08/04/2005	4,100	145	312
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%*	08/04/2005	4,100	212	26
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	13,600	584	1,036
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	13,600	584	86
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	10,000	297	613
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006	2,900	38	53

						$7,793	$11,098

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$183,700	$181,913	$181,689
U.S. Treasury Note	5.500	05/15/2009	13,500	14,790	14,748
U.S. Treasury Note	4.375	08/15/2012	37,200	38,363	38,375
U.S. Treasury Note	3.625	05/15/2013	59,925	58,478	57,785
U.S. Treasury Note	4.250	08/15/2013	55,160	56,003	55,269

				$349,547	$347,866

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	757	10/2004	$0	$(13)	$(13)
Buy	BP	2,906	10/2004	27	0	27
Sell		7,810	10/2004	0	(276)	(276)
Buy	BR	3,433	10/2004	101	0	101
Buy		892	11/2004	16	0	16
Sell	C$	88,876	10/2004	0	(2,041)	(2,041)
Buy	CP	74,167	11/2004	6	0	6
Sell	DK	28,481	12/2004	0	(128)	(128)
Buy	EC	31,944	10/2004	561	0	561
Sell		565,633	10/2004	0	(16,491)	(16,491)
Buy	H$	8,907	10/2004	0	(1)	(1)
Buy		2,722	11/2004	0	0	0
Buy		2,668	12/2004	0	0	0
Sell	JY	18,756,880	10/2004	0	(798)	(798)
Buy	KW	354,105	10/2004	4	0	4
Buy		349,350	11/2004	2	0	2
Buy		1,026,929	12/2004	0	(4)	(4)
Buy	MP	4,371	11/2004	1	0	1
Buy		3,060	12/2004	3	0	3
Sell	N$	5,468	10/2004	0	(98)	(98)
Buy	PN	1,193	11/2004	6	0	6
Buy	PZ	1,723	11/2004	6	0	6
Buy		1,729	12/2004	6	0	6
Buy	RR	9,534	10/2004	2	0	2
Buy		12,830	11/2004	4	0	4
Buy	S$	483	10/2004	5	0	5
Buy		592	11/2004	6	0	6
Sell	SK	30,385	12/2004	0	(145)	(145)
Buy	SV	19,882	11/2004	11	0	11
Buy	T$	14,904	11/2004	1	0	1

				$768	$(19,995)	$(19,227)

(j)	The aggregate value of fair valued securities is $5,683, which is 0.36% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

18  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Schedule of Investments

High Yield Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 75.5%

Banking & Finance 8.9%

Arvin Capital I
9.500% due 02/01/2027	$1,500	$1,556
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	38,890	42,196
Beaver Valley Funding Corp.
9.000% due 06/01/2017	9,382	10,978
Bluewater Finance Ltd.
10.250% due 02/15/2012	40,840	44,516
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)	21,000	21,032
Borden US Finance Corp.
6.430% due 07/15/2010 (a)	1,900	1,933
9.000% due 07/15/2014	4,100	4,325
Cedar Brakes II LLC
9.875% due 09/01/2013	17,754	19,707
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	8,495	9,111
Consolidated Communications Illinois/Texas Holdings, Inc.
9.750% due 04/01/2012	600	618
Credit & Repackaged Securities Ltd.
10.250% due 10/30/2006	9,250	10,243
8.900% due 04/01/2007 (l)	5,000	5,453
Eircom Funding
8.250% due 08/15/2013	3,000	3,300
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,104
Gemstone Investors Ltd.
7.710% due 10/31/2004	13,393	13,410
General Motors Acceptance Corp.
8.000% due 11/01/2031	9,225	9,575
Host Marriott LP
7.000% due 08/15/2012	9,600	10,152
Isles CBO Ltd.
1.966% due 10/27/2010 (a)	1,708	1,508
JET Equipment Trust
9.410% due 06/15/2010 (b)	1,172	779
10.000% due 06/15/2012 (b)	8,680	5,772
7.630% due 08/15/2012 (b)	3,786	2,380
JSG Funding PLC
9.625% due 10/01/2012	15,936	18,087
Kraton Polymers LLC
8.125% due 01/15/2014	10,275	10,121
La Quinta Properties, Inc.
8.875% due 03/15/2011	4,305	4,843
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (a)	17,342	19,913
9.870% due 12/31/2049	23,615	27,738
Pemex Project Funding Master Trust
7.375% due 12/15/2014	6,350	6,937
8.625% due 02/01/2022	3,304	3,765
Pride Credit Linked
8.850% due 04/02/2007 (l)	5,000	5,448
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	77,975	69,983
7.750% due 02/15/2031	5,730	4,412
Refco Finance Holdings LLC
9.000% due 08/01/2012	16,225	17,401
Riggs Capital Trust
8.625% due 12/31/2026	12,645	13,909
Riggs Capital Trust II
8.875% due 03/15/2027	15,680	17,326
Riggs National Corp.
9.650% due 06/15/2009	2,605	3,048
Rotech Healthcare, Inc.
9.500% due 04/01/2012	46,587	50,081
Salton SEA Funding
7.370% due 05/30/2005	3,348	3,474
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	7,150	7,436
Targeted Return Index Securities Trust
8.010% due 08/01/2015 (a)	66,320	71,454
UGS Corp.
10.000% due 06/01/2012	7,625	8,349
Universal City Development Partners
11.750% due 04/01/2010	21,065	24,646
Ventas Capital Corp.
8.750% due 05/01/2009	17,040	19,085

		637,104

Industrials 52.7%

Abitibi-Consolidated, Inc.
6.950% due 12/15/2006	2,290	2,376
6.950% due 04/01/2008	11,415	11,700
5.250% due 06/20/2008	7,875	7,668
8.550% due 08/01/2010	960	1,034
6.000% due 06/20/2013	30,351	28,075
8.850% due 08/01/2030	13,743	13,674
AES Ironwood LLC
8.857% due 11/30/2025	51,117	57,251
Ahold Finance USA, Inc.
8.250% due 07/15/2010	17,565	19,892
Alderwoods Group, Inc.
7.750% due 09/15/2012	7,150	7,597
Allied Waste North America, Inc.
8.875% due 04/01/2008	7,649	8,337
8.500% due 12/01/2008	8,880	9,679
6.500% due 11/15/2010	27,780	27,641
9.250% due 09/01/2012	9,565	10,689
7.875% due 04/15/2013	33,520	35,531
American Media Operations, Inc.
10.250% due 05/01/2009	37,554	39,713
American Tower Corp.
7.500% due 05/01/2012	850	871
American Tower Escrow Corp.
0.000% due 08/01/2008	30,878	23,158
American Towers, Inc.
7.250% due 12/01/2011	6,145	6,422
AmeriGas Partners LP
10.000% due 04/15/2006	200	220
8.830% due 04/19/2010	14,555	16,532
8.875% due 05/20/2011	7,965	8,821
Arco Chemical Co.
10.250% due 11/01/2010	1,877	2,083
Argo-Tech Corp.
9.250% due 06/01/2011	750	808
Armor Holdings, Inc.
8.250% due 08/15/2013	1,065	1,179
ArvinMeritor, Inc.
8.750% due 03/01/2012	26,805	29,821
Aviall, Inc.
7.625% due 07/01/2011	15,845	17,192
Boise Cascade Corp.
7.000% due 11/01/2013	2,410	2,814
7.350% due 02/01/2016	2,246	2,654
Boyd Gaming Corp.
8.750% due 04/15/2012	200	224
7.750% due 12/15/2012	17,667	19,036
Building Materials Corp. of America
7.750% due 07/15/2005	18,349	18,762
Cablevision Systems Corp.
1.500% due 04/01/2009 (a)	9,550	9,980
8.000% due 04/15/2012	12,750	13,387
Caesars Entertainment, Inc.
8.125% due 05/15/2011	2,775	3,219
Canwest Media, Inc.
10.625% due 05/15/2011	17,560	20,062
CCO Holdings LLC
8.750% due 11/15/2013	22,605	22,294
Charter Communications Holdings LLC
9.625% due 11/15/2009	18,307	14,508
8.000% due 04/30/2012	10,030	10,055
8.375% due 04/30/2014	7,110	7,101
Chesapeake Energy Corp.
8.125% due 04/01/2011	2,957	3,252
7.500% due 06/15/2014	18,570	20,381
7.000% due 08/15/2014	6,450	6,853
Colorado Interstate Gas Co.
6.850% due 06/15/2037	7,400	7,733
Commonwealth Brands, Inc.
9.750% due 04/15/2008	12,435	12,995
10.625% due 09/01/2008	14,940	15,612
Community Health Systems, Inc.
10.228% due 10/19/2006 (l)	4,000	4,432
10.000% due 03/13/2007 (l)	3,500	3,927
Continental Airlines, Inc.
7.056% due 09/15/2009	1,500	1,486
7.461% due 04/01/2015	2,919	2,707
7.373% due 12/15/2015	1,132	888
6.545% due 02/02/2019	7,163	6,917
7.566% due 03/15/2020	3,130	2,422
Crown Castle International Corp.
10.750% due 08/01/2011	19,448	21,733
Crown European Holdings S.A.
9.500% due 03/01/2011	33,550	37,576
10.875% due 03/01/2013	9,570	11,173
CSC Holdings, Inc.
7.875% due 12/15/2007	200	213
7.250% due 07/15/2008	1,550	1,620
8.125% due 07/15/2009	10,865	11,598
8.125% due 08/15/2009	11,640	12,426
7.625% due 04/01/2011	59,073	62,544
6.750% due 04/15/2012	13,400	13,500
Delhaize America, Inc.
8.125% due 04/15/2011	41,125	47,171
Delta Air Lines, Inc.
7.379% due 05/18/2010	8,177	7,559
Dex Media West LLC
8.500% due 08/15/2010	26,595	30,318
9.875% due 08/15/2013	39,024	46,048
Dimon, Inc.
9.625% due 10/15/2011	550	583
DirecTV Holdings LLC
8.375% due 03/15/2013	37,695	43,067
Dobson Communications Corp.
8.875% due 10/01/2013	11,400	7,410
Donohue Forest Products
7.625% due 05/15/2007	4,000	4,200
Dresser, Inc.
9.375% due 04/15/2011	42,940	47,449
Dura Operating Corp.
8.625% due 04/15/2012	32,170	32,009
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	33,100	33,596
7.670% due 11/08/2016	34,790	33,311
Dynegy Holdings, Inc.
8.100% due 07/15/2008 (a)	2,500	2,687
9.875% due 07/15/2010	5,300	6,015
10.125% due 07/15/2013	3,690	4,262
EchoStar DBS Corp.
10.375% due 10/01/2007	9,585	10,106
4.850% due 10/01/2008 (a)	8,450	8,809
El Paso CGP Co.
6.500% due 05/15/2006	5,250	5,368
6.500% due 06/01/2008	9,525	9,334
7.625% due 09/01/2008	13,426	13,594
6.375% due 02/01/2009	5,250	5,066
7.750% due 06/15/2010	2,040	2,050
9.625% due 05/15/2012	2,800	2,947
El Paso Corp.
6.750% due 05/15/2009	8,525	8,525
7.000% due 05/15/2011	3,500	3,395
7.875% due 06/15/2012	2,605	2,598
7.375% due 12/15/2012	21,905	21,248
7.800% due 08/01/2031	27,520	24,286
7.750% due 01/15/2032	5,375	4,717

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 19

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
El Paso Production Holding Co.
7.750% due 06/01/2013	$28,705	$28,920
Encore Acquisition Co.
6.250% due 04/15/2014	6,325	6,357
Equistar Chemicals LP
10.125% due 09/01/2008	13,125	14,864
8.750% due 02/15/2009	27,925	30,229
10.625% due 05/01/2011	2,975	3,406
Evergreen Resources, Inc.
5.875% due 03/15/2012	12,075	12,498
Exco Resources, Inc.
7.250% due 01/15/2011	8,480	9,031
Extendicare Health Services
9.500% due 07/01/2010	8,940	10,080
Ferrellgas Partners LP
6.990% due 08/01/2005 (j)	7,000	7,148
7.080% due 08/01/2006 (j)(l)	5,000	5,198
8.780% due 08/01/2007 (j)(l)	14,000	15,360
7.120% due 08/01/2008 (j)(l)	11,000	11,674
8.870% due 08/01/2009 (j)(l)	7,300	8,321
7.240% due 08/01/2010 (j)(l)	20,000	21,458
8.750% due 06/15/2012	2,600	2,873
Fimep S.A.
10.500% due 02/15/2013	8,785	10,322
Fisher Scientific International, Inc.
8.000% due 09/01/2013	3,050	3,431
6.750% due 08/15/2014	3,000	3,165
Foundation PA Coal Co.
7.250% due 08/01/2014	3,500	3,736
Freescale Semiconductor, Inc.
4.380% due 07/15/2009 (a)	7,515	7,740
6.875% due 07/15/2011	700	732
7.125% due 07/15/2014	4,750	4,964
Fresenius Medical Care
7.875% due 06/15/2011	35,435	39,510
Gaylord Entertainment Co.
8.000% due 11/15/2013	5,200	5,499
General Motors Corp.
7.700% due 06/15/2015	6,550	7,500
8.250% due 07/15/2023	9,735	10,265
Georgia-Pacific Corp.
9.375% due 02/01/2013	1,000	1,183
8.000% due 01/15/2014	950	1,088
8.250% due 03/01/2023	8,690	8,994
8.125% due 06/15/2023	14,425	14,894
8.000% due 01/15/2024	19,980	22,827
7.250% due 06/01/2028	5,925	6,162
8.875% due 05/15/2031	13,320	16,217
Grief Brothers Corp.
8.875% due 08/01/2012	1,925	2,156
GulfTerra Energy Partners LP
8.500% due 06/01/2010	13,804	16,133
Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,303
Hanover Equipment Trust
8.500% due 09/01/2008	51,295	55,399
HCA, Inc.
7.875% due 02/01/2011	5,313	6,016
6.250% due 02/15/2013	6,428	6,636
6.750% due 07/15/2013	54,408	57,937
7.190% due 11/15/2015	900	976
Hilton Hotels Corp.
7.625% due 12/01/2012	27,885	32,556
HMH Properties, Inc.
7.875% due 08/01/2008	4,894	5,059
Hollinger Participation Trust
12.125% due 11/15/2010 (c)	19,312	21,769
Horizon Lines LLC
9.000% due 11/01/2012	5,200	5,512
Host Marriott LP
8.375% due 02/15/2006	7,950	8,427
9.500% due 01/15/2007	17,585	19,563
9.250% due 10/01/2007	9,885	11,121
7.125% due 11/01/2013	1,015	1,071
Ingles Markets, Inc.
8.875% due 12/01/2011	6,615	7,161
Insight Midwest LP
9.750% due 10/01/2009	15,640	16,422
9.750% due 10/01/2009	15,350	16,118
10.500% due 11/01/2010	19,503	21,453
Invensys PLC
9.875% due 03/15/2011	11,550	11,897
ISP Chemco, Inc.
10.250% due 07/01/2011	39,455	44,190
ITT Corp.
7.375% due 11/15/2015	2,000	2,190
Jefferson Smurfit Corp.
8.250% due 10/01/2012	5,385	5,964
7.500% due 06/01/2013	2,300	2,438
Johnsondiversey, Inc.
9.625% due 05/15/2012	3,839	4,319
K&F Industries, Inc.
9.250% due 10/15/2007	1,000	1,024
9.625% due 12/15/2010	2,605	2,911
K2, Inc.
7.375% due 07/01/2014	1,350	1,438
Kappa Beheer BV
10.625% due 07/15/2009	2,485	2,634
La Quinta Inns
7.400% due 09/15/2005	4,050	4,197
La Quinta Properties, Inc.
7.000% due 08/15/2012	2,800	2,965
Legrand S.A.
8.500% due 02/15/2025	17,225	19,809
Lyondell Chemical, Co.
9.875% due 05/01/2007	3,510	3,725
Mail Well I Corp.
9.625% due 03/15/2012	18,250	20,166
Mandalay Resort Group
6.500% due 07/31/2009	1,725	1,798
9.375% due 02/15/2010	52,722	60,894
7.625% due 07/15/2013	12,635	13,456
MCI, Inc.
5.908% due 05/01/2007	11,699	11,626
6.688% due 05/01/2009	60,638	58,591
Mediacom Broadband LLC
11.000% due 07/15/2013	36,465	39,018
Merisant Co.
9.500% due 07/15/2013	3,480	3,323
Meritor Automotive, Inc.
6.800% due 02/15/2009	3,900	4,017
MGM Mirage, Inc.
8.500% due 09/15/2010	3,730	4,257
8.375% due 02/01/2011	42,030	46,601
Midwest Generation LLC
8.560% due 01/02/2016	95,755	102,218
Mirage Resorts, Inc.
6.750% due 08/01/2007	5,750	6,095
6.750% due 02/01/2008	4,555	4,737
Nalco Co.
7.750% due 11/15/2011	22,725	24,202
8.875% due 11/15/2013	10,550	11,394
National Nephrology Associates, Inc.
9.000% due 11/01/2011	2,000	2,323
NeighborCare, Inc.
6.875% due 11/15/2013	700	732
Newpark Resources, Inc.
8.625% due 12/15/2007	10,660	10,927
Norampac, Inc.
6.750% due 06/01/2013	9,395	9,841
North Atlantic Trading Co.
9.250% due 03/01/2012	1,250	1,206
Northwest Airlines, Inc.
6.841% due 10/01/2012	3,100	3,064
6.810% due 02/01/2020	8,649	7,666
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	12,485	13,640
8.750% due 11/15/2012	32,185	35,886
8.250% due 05/15/2013	21,160	22,641
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	11,193	12,956
PanAmSat Corp.
6.375% due 01/15/2008	1,015	1,035
Park Place Entertainment Corp.
9.375% due 02/15/2007	7,278	8,133
8.875% due 09/15/2008	5,355	6,118
7.875% due 03/15/2010	11,727	13,310
7.000% due 04/15/2013	45,588	50,945
Peabody Energy Corp.
6.875% due 03/15/2013	42,380	45,982
Plains Exploration & Production Co.
7.125% due 06/15/2014	13,225	14,250
Premcor Refining Group, Inc.
6.750% due 02/01/2011	3,340	3,574
6.750% due 05/01/2014	6,200	6,448
Primedia, Inc.
7.625% due 04/01/2008	3,501	3,475
7.086% due 05/15/2010 (a)	3,380	3,414
8.875% due 05/15/2011	6,700	6,734
8.000% due 05/15/2013	37,685	36,036
Quebecor Media, Inc.
11.125% due 07/15/2011	36,579	42,432
Qwest Communications International, Inc.
5.211% due 02/15/2009 (a)	12,000	11,490
7.250% due 02/15/2011	43,065	41,019
7.500% due 02/15/2014	16,550	15,267
Qwest Corp.
9.125% due 03/15/2012	41,780	46,167
8.875% due 06/01/2031	11,720	11,632
Raychem Corp.
8.200% due 10/15/2008	5,075	5,821
Rayovac Corp.
8.500% due 10/01/2013	7,500	8,175
Reddy Ice Group, Inc.
8.875% due 08/01/2011	6,300	6,820
Roundy’s, Inc.
8.875% due 06/15/2012	37,708	40,819
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	1,600	1,810
8.750% due 02/02/2011	5,225	6,126
6.875% due 12/01/2013	6,050	6,474
Safety-Kleen Corp.
9.250% due 06/01/2008 (b)	22,459	56
9.250% due 05/15/2009 (b)	11,042	607
Saks, Inc.
8.250% due 11/15/2008	1	1
Seneca Gaming Corp.
7.250% due 05/01/2012	900	934
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	13,175	14,361
8.000% due 03/15/2012	14,300	14,908
Six Flags, Inc.
9.500% due 02/01/2009	5,600	5,502
8.875% due 02/01/2010	1	0
9.750% due 04/15/2013	17,580	16,701
Sonat, Inc.
6.750% due 10/01/2007	4,915	4,915
7.625% due 07/15/2011	24,087	23,846
SPX Corp.
9.400% due 06/14/2005 (l)	20,000	20,363
6.250% due 06/15/2011	24,925	24,427
7.500% due 01/01/2013	11,925	12,178
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	22,700	24,573
7.875% due 05/01/2012	10,177	11,564
Station Casinos, Inc.
6.000% due 04/01/2012	18,985	19,555
6.500% due 02/01/2014	6,165	6,304

20  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Stone Container Corp.
9.750% due 02/01/2011	$19,444	$21,631
8.375% due 07/01/2012	13,820	15,306
Stone Container Finance
7.375% due 07/15/2014	5,775	6,078
Tenet Healthcare Corp.
6.375% due 12/01/2011	15,465	13,957
6.500% due 06/01/2012	15,725	14,153
7.375% due 02/01/2013	54,010	51,039
9.875% due 07/01/2014	14,740	15,477
Tenneco Automotive, Inc.
10.250% due 07/15/2013	31,800	36,411
Time Warner Telecom, Inc.
9.750% due 07/15/2008	22,735	22,621
10.125% due 02/01/2011	18,250	17,611
Toys “R” Us, Inc.
7.625% due 08/01/2011	17,875	17,964
7.875% due 04/15/2013	11,325	11,353
TransMontaigne, Inc.
9.125% due 06/01/2010	2,000	2,255
Triad Hospitals, Inc.
7.000% due 05/15/2012	4,850	5,093
7.000% due 11/15/2013	19,113	19,543
Trinity Industries, Inc.
6.500% due 03/15/2014	12,515	12,390
TRW Automotive, Inc.
9.375% due 02/15/2013	9,890	11,349
Tyco International Group S.A.
5.875% due 11/01/2004	1,000	1,003
United Airlines, Inc.
6.201% due 09/01/2008	2,296	1,910
7.730% due 07/01/2010 (b)	26,678	21,709
7.186% due 04/01/2011 (b)	74	62
6.602% due 09/01/2013	6,950	5,872
7.783% due 01/01/2014	212	174
2.020% due 03/02/2049 (a)(b)	4,572	3,751
US Airways Group, Inc.
9.625% due 09/01/2024 (b)	368,294	14
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,452
Vintage Petroleum, Inc.
7.875% due 05/15/2011	10,525	11,314
8.250% due 05/01/2012	23,750	26,541
VoiceStream Wireless Corp.
10.375% due 11/15/2009	1	1
Westlake Chemical Corp.
8.750% due 07/15/2011	4,250	4,792
Williams Cos., Inc.
7.375% due 11/15/2006	3,600	3,893
8.125% due 03/15/2012	920	1,065
7.625% due 07/15/2019	35,945	39,540
7.875% due 09/01/2021	55,329	61,692
7.750% due 06/15/2031	22,110	22,552
8.750% due 03/15/2032	5,050	5,669
Yell Finance BV
0.000% due 08/01/2011 (d)	4,500	4,433
Young Broadcasting, Inc.
8.500% due 12/15/2008	9,795	10,456
10.000% due 03/01/2011	25,280	26,165

		3,773,778

Utilities 13.9%

AES Corp.
10.000% due 12/12/2005	2,959	3,019
9.375% due 09/15/2010	10,000	11,313
8.875% due 02/15/2011	23,125	25,842
8.750% due 05/15/2013	71,365	80,821
8.540% due 11/30/2019	11,234	12,470
American Cellular
10.000% due 08/01/2011	38,475	31,357
AT&T Corp.
8.050% due 11/15/2011	46,645	52,417
Centerpoint Energy, Inc.
7.250% due 09/01/2010	19,325	21,378
Cincinnati Bell, Inc.
7.250% due 07/15/2013	30,420	29,431
8.375% due 01/15/2014	19,130	17,552
CMS Energy Corp.
7.625% due 11/15/2004	15,624	15,702
7.000% due 01/15/2005	40,164	40,588
9.875% due 10/15/2007	2,000	2,233
8.900% due 07/15/2008	12,660	13,863
7.500% due 01/15/2009	42,805	45,052
7.750% due 08/01/2010	11,925	12,670
8.500% due 04/15/2011	2,000	2,190
DPL, Inc.
6.875% due 09/01/2011	15,815	16,843
El Paso Energy Partners
8.500% due 06/01/2011	12,681	14,314
El Paso Natural Gas Co.
7.625% due 08/01/2010	2,420	2,602
8.625% due 01/15/2022	7,000	7,735
Gaz Capital S.A.
8.625% due 04/28/2034	2,850	3,042
Homer City Funding LLC
8.734% due 10/01/2026	9,595	10,794
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,585	4,015
8.625% due 11/14/2011	9,043	10,264
Midwest Generation LLC
8.750% due 05/01/2034	28,490	31,197
MSW Energy Holdings LLC
7.375% due 09/01/2010	9,500	10,023
8.500% due 09/01/2010	600	660
Nextel Communications, Inc.
9.375% due 11/15/2009	6,710	7,138
9.500% due 02/01/2011	2,669	3,043
6.875% due 10/31/2013	51,635	53,959
5.950% due 03/15/2014	5,925	5,836
7.375% due 08/01/2015	35,075	37,881
Northwestern Bell Telephone
6.250% due 01/01/2007	8,425	8,467
Northwestern Corp.
7.300% due 12/01/2006	8,000	8,040
NRG Energy, Inc.
8.000% due 12/15/2013	49,390	53,156
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	9,620	10,317
8.625% due 02/15/2008	7,325	8,112
10.000% due 10/01/2009	13,800	16,388
8.500% due 06/15/2011	50,610	57,316
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	6,635	6,154
Reliant Resources, Inc.
9.250% due 07/15/2010	30,485	32,886
9.500% due 07/15/2013	14,450	15,769
Rocky River Realty
8.810% due 04/14/2007 (j)(l)	1,372	1,495
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014	7,475	6,914
Rural Cellular Corp.
6.380% due 03/15/2010	3,000	3,068
8.250% due 03/15/2012	6,955	7,111
SESI LLC
8.875% due 05/15/2011	17,979	19,732
South Point Energy Center LLC
9.825% due 05/30/2019	2,700	2,081
South Point Energy Corp.
8.400% due 05/30/2012	45,888	39,693
Superior Essex Communications
9.000% due 04/15/2012	4,000	4,020
TECO Energy, Inc.
7.500% due 06/15/2010	33,700	36,565
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	1,500	1,500
Triton PCS, Inc.
8.500% due 06/01/2013	14,659	13,376
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (j)(l)	374	397
10.732% due 01/01/2013 (j)(l)	8,006	8,714

		998,515

Total Corporate Bonds & Notes (Cost $5,167,155)		5,409,397

MUNICIPAL BONDS & NOTES 0.0%

New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	2,000	1,859

Total Municipal Bonds & Notes (Cost $1,918)		1,859

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	52	53

Total U.S. Government Agencies (Cost $54)		53

U.S. TREASURY OBLIGATIONS 1.0%

U.S. Treasury Note
2.500% due 09/30/2006	70,000	69,872

Total U.S. Treasury Obligations (Cost $69,839)		69,872

MORTGAGE-BACKED SECURITIES 0.4%

Continental Airlines, Inc.
6.920% due 04/02/2013 (j)(l)	25,883	25,630
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027	4,517	2,256

Total Mortgage-Backed Securities (Cost $27,496)		27,886

ASSET-BACKED SECURITIES 3.4%

AES Corp.
5.750% due 07/29/2008 (a)	714	723
6.000% due 07/29/2008 (a)	714	723
Allegheny Energy, Inc.
5.350% due 06/08/2011 (a)	17,147	17,449
6.190% due 06/08/2011 (a)	1,948	1,983
6.220% due 06/08/2011 (a)	302	308
Centennial Communications
4.050% due 01/20/2011 (a)	73	74
4.338% due 01/20/2011 (a)	83	84
4.920% due 01/20/2011 (a)	1,833	1,850
Charter Communications Holdings LLC
4.920% due 04/26/2011 (a)	5,858	5,819
Dynegy Holdings, Inc.
5.670% due 05/10/2010	5,486	5,599
Edison Mission Energy
7.000% due 07/02/2006 (a)	3,250	3,266
7.000% due 11/19/2006 (a)	3,250	3,266
Graham Packaging
1.000% due 06/30/2005 (a)(l)	24,000	23,917
Graphic Packaging Corp.
5.000% due 08/08/2009 (a)	1,025	995
Hercules, Inc.
2.975% due 10/08/2010 (a)	1,395	1,407
Inmarsat Ventures PLC
5.328% due 10/10/2010 (a)	574	577
5.389% due 10/10/2010 (a)	6,176	6,210
5.328% due 10/10/2011 (a)	6,750	6,811

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 21

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Invensys PLC
5.234% due 09/30/2009 (a)	$2,284	$2,308
5.477% due 09/30/2009 (a)	188	190
6.366% due 12/30/2009 (a)	13,000	13,439
ISP Holdings, Inc.
3.187% due 06/04/2011 (a)	1,571	1,588
3.750% due 06/04/2011 (a)	1,168	1,181
3.812% due 06/04/2011 (a)	1,168	1,181
Midwest Generation LLC
4.570% due 04/27/2011 (a)	1,250	1,270
4.730% due 04/27/2011 (a)	625	635
4.850% due 04/27/2011 (a)	619	629
Nalco Co.
4.080% due 11/01/2010 (a)	2,207	2,236
4.330% due 11/01/2010	1,702	1,724
4.430% due 11/01/2010 (a)	1,502	1,521
6.000% due 11/01/2010 (a)	75	76
Nortek
5.000% due 08/24/2011 (a)	3,500	3,526
NRG Energy, Inc.
4.000% due 12/08/2007 (a)	2,500	2,437
5.930% due 05/08/2010 (a)	8,458	8,712
1.870% due 12/23/2010 (a)(l)	4,792	4,935
PanAmSat Corp.
5.000% due 08/20/2009 (a)	4,000	3,989
Qwest Corp.
6.500% due 06/30/2007 (a)	31,200	32,357
6.950% due 06/05/2010 (a)	8,500	8,399
Reliant Resources, Inc.
5.350% due 03/15/2007 (a)	27,507	27,674
5.420% due 03/15/2007 (a)	298	295
5.630% due 03/15/2007 (a)	90	90
5.880% due 03/15/2007 (a)	5,561	5,595
7.000% due 03/15/2007 (a)	4,579	4,539
RH Donnelley Finance Corp.
5.000% due 06/30/2011 (a)	4,500	4,563
Roseburg Forest Products
3.640% due 01/26/2010 (a)	2,549	2,565
Tyco International Group S.A.
6.379% due 07/26/2006 (a)(l)	12,500	13,265
Western Wireless Corp.
4.130% due 05/30/2011 (a)	2,503	2,541
4.530% due 05/30/2011 (a)	5,005	5,081
4.630% due 05/30/2011 (a)	1,251	1,270
4.840% due 05/30/2011 (a)	908	922
4.670% due 06/30/2011 (a)	1,251	1,270
4.690% due 06/30/2011 (a)	1,251	1,270

Total Asset-Backed Securities (Cost $240,495)		244,334

SOVEREIGN ISSUES 6.6%

Republic of Brazil
2.062% due 04/15/2006 (a)	10,440	10,429
11.500% due 03/12/2008	12,500	14,469
2.125% due 04/15/2009 (a)	2,353	2,310
10.000% due 08/07/2011	7,635	8,463
11.000% due 01/11/2012	8,700	10,027
2.125% due 04/15/2012 (a)	32,141	29,978
8.000% due 04/15/2014	114,984	114,445
12.250% due 03/06/2030	20,200	25,048
8.250% due 01/20/2034	1,000	894
Republic of Guatemala
9.250% due 08/01/2013	5,680	6,401
Republic of Panama
9.625% due 02/08/2011	9,050	10,430
9.375% due 07/23/2012	6,610	7,519
10.750% due 05/15/2020	9,125	10,996
8.875% due 09/30/2027	11,425	12,053
9.375% due 04/01/2029	12,575	14,147
Republic of Peru
9.125% due 02/21/2012	46,215	51,992
9.875% due 02/06/2015	16,100	18,596
4.500% due 03/07/2017 (a)	1,200	1,075
5.000% due 03/07/2017 (a)	8,580	7,964
Republic of Ukraine
11.000% due 03/15/2007	4,223	4,619
6.875% due 03/04/2011	10,000	9,875
7.650% due 06/11/2013	7,000	7,022
Russian Federation
5.000% due 03/31/2030 (a)	92,898	89,591

Total Sovereign Issues (Cost $443,446)		468,343

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 4.2%

Aspropulsion Capital BV
9.625% due 10/01/2013	EC 3,800	5,080
BCP Caylux Holdings Luxembourg S.A.
10.375% due 06/15/2014	3,700	5,050
Cirsa Finance Luxembourg S.A.
8.000% due 05/15/2014 (a)	450	575
8.750% due 05/15/2014	5,900	7,537
Crown European Holdings S.A.
10.250% due 03/01/2011	9,000	12,843
Eircom Funding
8.250% due 08/15/2013	9,565	13,085
El Paso Corp.
5.750% due 03/14/2006	5,000	6,210
7.125% due 05/06/2009	28,920	35,066
Fimep S.A.
11.000% due 02/15/2013	1,350	2,027
Flender Holding GmbH
11.000% due 08/01/2010	400	589
Fresenius Medical Care
7.375% due 06/15/2011	6,000	8,301
Johnsondiversey, Inc.
9.625% due 05/15/2012	3,870	5,414
JSG Funding PLC
10.125% due 10/01/2012	22,275	31,441
Kappa Beheer BV
10.625% due 07/15/2009	1,095	1,457
Koninklijke Hoogovens NV
5.625% due 06/24/2008	DG 15,600	9,244
Kronos International, Inc.
8.875% due 06/30/2009	EC 17,615	23,878
Lighthouse International Co. S.A.
8.000% due 04/30/2014	40,525	49,452
PTC International Finance II S.A.
10.875% due 05/01/2008	5,000	6,731
11.250% due 12/01/2009	6,200	8,227
Telenet Communications NV
9.000% due 12/15/2013	14,000	18,499
TRW Automotive, Inc.
10.125% due 02/15/2013	19,430	28,162
Valentia Telecommunications Ltd.
7.250% due 08/15/2013	18,175	24,298

Total Foreign Currency-Denominated Issues (Cost $255,180)		303,166

COMMON STOCKS 0.0%

	Shares

Communication 0.0%

Dobson Communications Corp.	1,381,277	1,837

Total Common Stocks (Cost $9,103)		1,837

CONVERTIBLE PREFERRED STOCK 0.0%

Dobson Communications Corp.
6.000% due 08/19/2016	21,975	995
PMI Group, Inc.
5.875% due 11/15/2006	20,000	522

Total Convertible Preferred Stock (Cost $4,170)		1,517

PREFERRED SECURITY 0.4%

Fresenius Medical Care
7.875% due 02/01/2008	25,808	28,260

Total Preferred Security (Cost $26,540)		28,260

CONVERTIBLE BONDS& NOTES 1.1%

	Principal Amount (000s)

Industrials 0.6%

Dimon, Inc.
6.250% due 03/31/2007	$39,277	36,746
Pride International, Inc.
3.250% due 05/01/2033	5,000	5,469
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018	1,000	911

		43,126

Utilities 0.5%

AES Corp.
4.500% due 08/15/2005	7,500	7,547
EchoStar Communications Corp.
5.750% due 05/15/2008 (a)	4,625	4,723
Nextel Communications, Inc.
5.250% due 01/15/2010	2,815	2,818
Rogers Communication, Inc.
2.000% due 11/26/2005	20,280	19,596

		34,684

Total Convertible Bonds & Notes (Cost $75,840)		77,810

SHORT-TERM INSTRUMENTS 6.7%

Commercial Paper 5.5%

Fannie Mae
1.682% due 11/08/2004	69,900	69,774
1.693% due 11/08/2004	28,400	28,348
1.594% due 12/01/2004	36,500	36,385
1.739% due 12/08/2004	68,300	68,058
Freddie Mac
1.570% due 11/15/2004	10,100	10,080
UBS Finance, Inc.
1.575% due 11/09/2004	25,400	25,357
1.675% due 11/24/2004	33,200	33,117
1.690% due 11/29/2004	77,600	77,385
1.700% due 11/30/2004	43,700	43,564

		392,068

Repurchase Agreement 0.8%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 2.000% due 01/15/2006 valued at $4,370 and Freddie Mac 2.875% due 09/15/2005 valued at $51,004. Repurchase proceeds are $54,282.)	54,280	54,280

U.S. Treasury Bills 0.4%

1.624% due 12/02/2004-12/16/2004 (e)(f)(g)	29,890	29,774

Total Short-Term Instruments (Cost $476,176)		476,122

Total Investments 99.3% (Cost $6,797,412)		$7,110,456

Written Options (i) (0.2%) (Premiums $17,141)		(10,832)

Other Assets and Liabilities (Net) 0.9%		62,930

Net Assets 100.0%		$7,162,554

22  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Payment in-kind bond security.
(d)	Security becomes interest bearing at a future date.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $20,681 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $8,363 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,532	$(1,204)
Eurodollar September Long Futures	09/2005	5,866	(1,895)
Euribor Purchased Put Options Strike @ 89.000	03/2005	1,915	(26)
Euro-Bobl 5-Year Note Long Futures	12/2004	998	614

			$(2,511)

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	$376,900	$3,677
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/15/2024	31,500	(109)
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024	56,650	(3,127)

						$441

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.600%	06/20/2005	$12,000	$63
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	1.450%	09/20/2005	6,000	11
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Buy	0.650%	09/20/2005	4,900	(4)
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Buy	0.650%	09/20/2005	4,900	13
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	33
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	32
Bear Stearns & Co., Inc.	TECO Energy, Inc. 7.000% due 05/15/2011	Sell	0.700%	09/20/2005	10,000	(90)
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	(18)
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	27
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	11
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	0
Bear Stearns & Co., Inc.	CenterPoint Energy Resources Corp. 7.250% due 09/01/2010	Sell	1.020%	09/20/2008	5,000	(15)
Bear Stearns & Co., Inc.	CenterPoint Energy Resources Corp. 3.750% due 05/15/2023	Sell	1.420%	09/20/2009	10,000	110
Bear Stearns & Co., Inc.	AT&T Corp. 8.050% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	2
Bear Stearns & Co., Inc.	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.250%	12/20/2009	2,000	2
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,000	38
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	(13)
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	4
Credit Suisse First Boston	Nextel Communications, Inc. 7.375% due 08/01/2015	Sell	1.320%	12/20/2007	3,000	25
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/21/2004	6,000	0
Goldman Sachs & Co.	Xerox Corp. 9.750% due 01/15/2009	Sell	6.750%	12/20/2004	5,000	72
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	5,000	20
Goldman Sachs & Co.	AOL Time Warner, Inc. 6.875% due 05/01/2012	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Citizens Communications Co. 9.250% due 05/15/2011	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Electronic Data Systems Corp. 7.125% due 10/15/2009	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Harrah’s Entertainment, Inc. 8.000% due 02/01/2011	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	Sprint Corp. 6.875% due 11/15/2028	Sell	1.850%	03/20/2005	2,000	6
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	5

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 23

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2004 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	0.800%	09/20/2005	$10,000	$17
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	20,000	676
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(2)
Merrill Lynch & Co., Inc.	Ford Motor Co. 7.250% due 10/01/2008	Sell	1.100%	12/20/2004	10,000	13
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.040%	01/07/2005	18,500	19
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	5,000	18
Merrill Lynch & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.800%	09/20/2005	8,000	(43)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	209
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	169
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.250% due 9/01/2010	Sell	1.200%	06/20/2009	5,000	21
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.250% due 09/01/2010	Sell	1.020%	09/20/2009	5,000	(34)
Merrill Lynch & Co., Inc.	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.420%	09/20/2009	10,000	91
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	197
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.100%	06/20/2005	4,500	19
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.420%	12/20/2005	15,000	(131)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.450%	12/20/2005	6,000	(55)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	182
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	73
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	(5)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	597
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	56

						$2,445

(i)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	4.000	%**	10/07/2004	$68,300	$1,052	$0
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	6.500	%*	10/07/2004	68,300	2,015	0
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/07/2004	92,500	1,512	0
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.500	%*	10/07/2004	92,500	2,643	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	117,800	2,780	5,261
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	206,100	3,566	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%**	01/07/2005	4,400	91	321
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	5.500	%**	01/07/2005	72,100	3,482	5,250

						$17,141	$10,832

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	08/11/2003	$21,151	$21,032	0.29%
Continental Airlines, Inc.	07/1/2003	23,233	25,630	0.36
Ferrellgas Partners LP	04/30/2002	6,944	7,148	0.10
Ferrellgas Partners LP	04/30/2002 and 01/15/2004	11,125	11,674	0.16
Ferrellgas Partners LP	10/17/2001 - 01/22/2004	20,016	21,458	0.30
Ferrellgas Partners LP	01/28/2003	4,951	5,198	0.07
Ferrellgas Partners LP	06/30/2003	23,167	23,681	0.33
RockyRiver Realty	11/22/2000	1,361	1,495	0.02
Wilmington Trust Co.-Tucson Electric	01/07/1993 - 05/16/2003	4,831	5,399	0.08
Wilmington Trust Co.-Tucson Electric	06/29/1993	368	397	0.01
Wilmington Trust Co.-Tucson Electric	07/28/1995 - 05/16/2003	2,625	2,878	0.04
Wilmington Trust Co.-Tucson Electric	05/16/2003	154	168	0.00

		$119,926	$126,158	1.76%

(k)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	10,649	10/2004	$170	$0	$170
Sell		249,518	10/2004	0	(7,239)	(7,239)
Buy	JY	6,777,400	10/2004	291	0	291

				$461	$(7,239)	$(6,778)

(l)	The aggregate value of fair valued securities is $179,987, which is 2.51% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

24  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Schedule of Investments

Low Duration Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.4%

Banking & Finance 2.8%

Caterpillar Financial Services Corp.
2.625% due 01/30/2007	$150	$148
CIT Group, Inc.
7.125% due 10/15/2004	2,800	2,804
3.180% due 01/31/2005 (a)	48,850	49,072
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,457
7.100% due 03/15/2007	6,700	7,276
Ford Motor Credit Co.
7.500% due 03/15/2005	13,200	13,493
2.060% due 07/18/2005 (a)	2,700	2,703
7.600% due 08/01/2005	500	519
Gemstone Investors Ltd.
7.710% due 10/31/2004	36,300	36,345
General Electric Capital Corp.
2.750% due 09/25/2006	200	199
General Motors Acceptance Corp.
3.630% due 05/19/2005 (a)	8,700	8,777
2.880% due 10/20/2005 (a)	46,390	46,769
2.595% due 05/18/2006 (a)	12,500	12,534
6.125% due 09/15/2006	18,975	19,846
6.125% due 08/28/2007	1,500	1,581
6.125% due 01/22/2008	750	790
7.430% due 12/01/2021	243	246
General Motors Nova Scotia Finance
6.850% due 10/15/2008	23,500	24,940
Golden West Financial Corp.
5.500% due 08/08/2006	700	734
Goldman Sachs Group, Inc.
7.625% due 08/17/2005	1,250	1,306
Morgan Stanley Dean Witter Capital I, Inc.
7.750% due 06/15/2005	1,250	1,297
Pemex Project Funding Master Trust
3.077% due 01/07/2005 (a)	54,400	54,426
Phoenix Quake Wind Ltd.
4.050% due 07/03/2008 (a)	12,900	13,375
5.100% due 07/03/2008 (a)	3,000	3,081
Premium Asset Trust
1.900% due 10/06/2005 (a)	800	801
Prudential Financial, Inc.
4.104% due 11/15/2006	21,500	21,869
State Street Capital Trust II
2.211% due 02/15/2008 (a)	12,000	12,069
Toyota Motor Credit Corp.
4.050% due 11/30/2004	935	938
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	60,200	60,181
Vita Capital Ltd.
2.950% due 01/01/2007 (a)	3,800	3,824

		409,400

Industrials 0.8%

Altria Group, Inc.
7.650% due 07/01/2008	7,500	8,165
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	5,000	5,180
El Paso CGP Co.
6.500% due 05/15/2006	6,350	6,493
7.625% due 09/01/2008	1,075	1,088
Enron Corp.
8.000% due 08/15/2005 (b)	8,300	3,569
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	8,723
HCA, Inc.
6.910% due 06/15/2005	2,125	2,174
8.850% due 01/01/2007	1,200	1,317
ITT Corp.
6.750% due 11/15/2005	2,000	2,080
Petroleos Mexicanos
9.375% due 12/02/2008	8,900	10,391
Pfizer, Inc.
3.625% due 11/01/2004	1,135	1,136
Philip Morris Cos., Inc.
6.950% due 06/01/2006	25,000	26,240
Qwest Corp.
6.125% due 11/15/2005	2,330	2,391
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,815
SR Wind Ltd.
6.960% due 05/18/2005 (a)	6,000	6,070
7.460% due 05/18/2005 (a)(k)	3,000	2,610
Tyco International Group S.A.
5.875% due 11/01/2004	10,000	10,027
6.375% due 06/15/2005	7,300	7,489
Unilever Capital Corp.
6.875% due 11/01/2005	1,250	1,307
United Airlines, Inc.
1.340% due 03/02/2049 (a)(b)	891	731
Waste Management, Inc.
7.000% due 10/01/2004	6,524	6,524
Weyerhaeuser Co.
5.500% due 03/15/2005	210	213

		117,733

Utilities 1.8%

Ameritech Capital Funding
6.300% due 10/15/2004	1,080	1,081
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	4,000	4,021
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	34,822
France Telecom S.A.
7.950% due 03/01/2006	66,900	71,490
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	90,000	90,089
Reliant Energy Resources Corp.
8.125% due 07/15/2005	4,000	4,164
Sprint Capital Corp.
7.900% due 03/15/2005	16,700	17,111
6.000% due 01/15/2007	9,500	10,061
6.125% due 11/15/2008	17,363	18,758
Texas Utilities Corp.
6.875% due 08/01/2005	2,000	2,073

		253,670

Total Corporate Bonds & Notes (Cost $789,758)		780,803

MUNICIPAL BONDS & NOTES 0.1%

Michigan Municipal Bond Authority Revenue Bonds, Series 2004
5.000% due 10/01/2010	7,745	8,606

Total Municipal Bonds & Notes (Cost $8,666)		8,606

U.S. GOVERNMENT AGENCIES 18.9%

Fannie Mae
0.100% due 03/25/2009 (a)(c)	2,315	35
2.190% due 03/25/2044 (a)	2,705	2,709
2.240% due 06/25/2032 (a)	354	355
2.443% due 04/25/2022 (a)	42	43
2.511% due 01/01/2021 (a)	82	83
2.781% due 10/01/2030-11/01/2039 (a)(e)	4,122	4,168
2.946% due 11/01/2017 (a)	138	140
2.950% due 08/01/2017 (a)	14	14
2.958% due 07/01/2018 (a)	21	22
2.998% due 11/01/2017 (a)	65	66
3.020% due 06/01/2017 (a)	30	30
3.053% due 07/01/2017 (a)	129	132
3.125% due 07/01/2017 (a)	84	85
3.284% due 07/01/2023 (a)	103	105
3.352% due 12/01/2017 (a)	42	42
3.393% due 10/01/2024 (a)	635	650
3.450% due 01/01/2024 (a)	25	26
3.545% due 11/01/2027	324	336
3.548% due 04/01/2024 (a)	454	470
3.675% due 01/01/2024 (a)	390	402
3.681% due 11/01/2018 (a)	6	6
3.726% due 02/01/2028 (a)	861	881
3.784% due 07/25/2017 (a)	1,068	1,093
3.875% due 03/15/2005	1,650	1,665
4.454% due 02/01/2028 (a)	21	21
4.534% due 01/01/2028 (a)	152	155
4.703% due 04/01/2018 (a)	2,279	2,338
5.000% due 11/01/2017-04/25/2033 (e)	952,824	969,137
5.005% due 12/01/2023 (a)	71	72
5.500% due 10/01/2008-10/14/2034 (e)	1,071,503	1,097,622
5.598% due 09/01/2032	6,623	6,823
6.000% due 04/01/2011-05/01/2033 (e)	216,301	227,023
6.196% due 08/01/2029 (a)	2,589	2,646
6.500% due 09/01/2005-02/01/2033 (e)	40,374	42,529
6.500% due 03/25/2009 (c)	578	50
6.500% due 03/25/2023 (c)	260	12
7.000% due 01/01/2008-07/01/2012 (e)	25,660	27,029
8.000% due 12/25/2021-11/01/2031 (e)	11,070	12,029
8.500% due 02/01/2017-04/01/2025 (e)	500	549
8.800% due 01/25/2019	214	235
9.000% due 03/25/2021-01/01/2025 (e)	796	882
9.250% due 10/25/2018	14	15
9.500% due 03/25/2020-11/01/2025 (a)(e)	2,092	2,349
10.000% due 10/01/2009-01/01/2025 (e)	197	219
10.500% due 06/01/2005-12/01/2024 (e)	16	18
11.000% due 11/01/2020	12	14
11.250% due 10/01/2015	13	14
11.500% due 11/01/2019-02/01/2020 (e)	14	16
11.750% due 02/01/2016	13	15
12.000% due 01/01/2015	3	4
13.000% due 07/01/2015	4	5
13.250% due 09/01/2011	6	7
15.500% due 10/01/2012-12/01/2012 (e)	1	1
15.750% due 12/01/2011	8	10
16.000% due 09/01/2012-12/01/2012 (e)	4	5
256.000% due 11/01/2008 (c)	3	9
Federal Home Loan Bank
1.625% due 04/15/2005	2,000	1,994
Federal Housing Administration
7.421% due 11/01/2019	61	62
7.430% due 10/01/2019-11/01/2025 (e)	17,755	17,956
Freddie Mac
2.210% due 11/15/2030 (a)	43	43
2.750% due 03/01/2017 (a)	79	79
2.875% due 01/01/2017 (a)	12	12
3.375% due 11/01/2022 (a)	560	580
3.465% due 10/01/2023 (a)	311	326
3.477% due 11/01/2023 (a)	113	119
3.490% due 01/01/2024 (a)	531	554
3.621% due 06/01/2024 (a)	179	186

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 25

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
3.689% due 03/01/2024 (a)	$27	$28
3.823% due 02/01/2020 (a)	722	735
3.844% due 01/01/2024 (a)	236	246
3.867% due 08/15/2032 (a)	1,794	1,800
3.999% due 09/01/2023 (a)	55	57
4.000% due 01/15/2024 (c)	7,174	898
4.012% due 07/01/2018 (a)	118	122
4.050% due 12/01/2022 (a)	116	121
5.000% due 04/15/2016	33,522	34,115
5.500% due 12/01/2017-07/15/2034 (e)	24,755	25,191
6.000% due 06/01/2006-10/01/2032 (e)	38,362	40,228
6.250% due 04/15/2028	271	273
6.323% due 10/01/2027 (a)	124	127
6.500% due 08/15/2011-07/25/2043 (e)	123,291	130,354
7.000% due 05/15/2023 (c)	10	0
7.000% due 02/01/2031-04/01/2032 (e)	156	166
7.500% due 09/01/2006-07/15/2030 (e)	2,018	2,102
8.000% due 07/01/2006-12/01/2024 (e)	800	857
8.250% due 10/01/2007-01/01/2009 (e)	11	12
8.500% due 07/01/2005-11/01/2025 (e)	2,064	2,275
9.000% due 12/15/2020-08/01/2022 (a)(e)	1,037	1,101
9.500% due 12/01/2004-09/01/2021 (e)	252	261
9.750% due 11/01/2008	123	133
10.000% due 03/01/2016-05/15/2020 (e)	126	129
10.500% due 10/01/2010-02/01/2016 (e)	6	7
10.750% due 09/01/2009-08/01/2011 (e)	59	66
11.500% due 10/01/2015-01/01/2016 (e)	11	13
11.750% due 11/01/2010-08/01/2015 (e)	2	2
12.000% due 09/01/2013	1	1
14.000% due 09/01/2012-04/01/2016 (e)	4	4
14.500% due 12/01/2010	1	1
15.000% due 12/01/2011	1	1
Government National Mortgage Association
2.328% due 12/16/2025 (a)	451	455
3.000% due 01/20/2032-05/20/2034 (a)(e)	32,172	32,252
3.375% due 04/20/2016-05/20/2030 (a)(e)	18,727	18,935
3.500% due 01/20/2031-03/20/2031 (e)	830	856
4.000% due 03/20/2019-07/20/2030 (a)(e)	142	143
4.625% due 10/20/2023-12/20/2027 (a)(e)	8,346	8,483
4.750% due 08/20/2022-07/20/2027 (a)(e)	10,613	10,764
6.000% due 01/15/2029	276	287
7.000% due 03/15/2011-10/15/2011 (e)	39	42
7.500% due 03/15/2022-11/15/2026 (e)	631	683
8.000% due 11/15/2006-06/20/2031 (e)	5,848	6,408
8.500% due 12/15/2021-08/15/2030 (e)	260	286
9.000% due 06/20/2016-12/15/2030 (e)	1,372	1,525
9.500% due 10/15/2016-06/15/2025 (e)	29	32
9.750% due 08/15/2017	61	68
10.000% due 10/15/2013-11/15/2025 (e)	14	16
10.500% due 11/15/2019-02/15/2021 (e)	5	5
11.000% due 09/15/2010	2	2
11.500% due 08/15/2018	11	13
11.750% due 08/15/2013-08/15/2015 (e)	33	37
12.000% due 06/20/2015	2	2
13.000% due 10/15/2013	5	6
13.500% due 05/15/2011-11/15/2012 (e)	11	13
16.000% due 02/15/2012	10	12
Small Business Administration
3.250% due 02/25/2014 (a)	61	61
7.640% due 03/10/2010	1,955	2,174

Total U.S. Government Agencies (Cost $2,734,655)		2,752,308

U.S. TREASURY OBLIGATIONS 8.0%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	222,841	238,153
3.625% due 01/15/2008	523,087	573,822
3.875% due 01/15/2009	320,034	360,376
4.250% due 01/15/2010	113	131
3.000% due 07/15/2012	211	233
2.000% due 01/15/2014	308	315

Total U.S. Treasury Obligations (Cost $1,157,975)		1,173,030

MORTGAGE-BACKED SECURITIES 4.7%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	29,661	30,641
5.637% due 10/20/2032 (a)	5,262	5,340
Bear Stearns Adjustable Rate Mortgage Trust
3.845% due 11/25/2030 (a)	431	432
5.294% due 10/25/2032 (a)	1,750	1,762
6.060% due 10/25/2032 (a)	202	209
5.377% due 01/25/2033 (a)	12,639	12,781
5.640% due 01/25/2033 (a)	4,297	4,307
5.124% due 03/25/2033 (a)	25,421	25,599
5.450% due 03/25/2033 (a)	42,133	42,994
4.914% due 01/25/2034 (a)	48,846	49,349
Citicorp Mortgage Securities, Inc.
5.374% due 12/01/2019 (a)	40	41
5.750% due 02/25/2033	5,243	5,292
COMM Mortgage Trust
2.060% due 09/15/2014 (a)	7,000	7,007
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	49,462	50,543
Countrywide Home Loans, Inc.
4.957% due 09/19/2032 (a)	2,292	2,307
Credit-Based Asset Servicing & Securitization LLC
2.160% due 06/25/2032 (a)	2,216	2,221
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	898	898
7.500% due 03/25/2031	736	735
1.666% due 03/25/2032 (a)	17,118	16,941
1.727% due 03/25/2032 (a)	29,883	29,909
6.233% due 06/25/2032 (a)	3,176	3,209
5.683% due 10/25/2032 (a)	5,489	5,551
2.360% due 08/25/2033 (a)	956	952
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	222
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	176	198
4.437% due 05/25/2024 (a)	173	173
2.340% due 06/25/2026 (a)	1,033	1,035
Drexel Burnham Lambert CMO Trust
2.250% due 05/01/2016 (a)	8	7
Fort Lewis Communities LLC
2.760% due 06/15/2013 (a)	5,586	5,595
GSR Mortgage Loan Trust
6.000% due 03/25/2032	9,251	9,361
Impac CMB Trust
2.090% due 01/25/2034 (a)	46,508	46,566
Imperial Savings Association
8.460% due 02/25/2018	99	99
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	36	42
MASTR Asset Securitization Trust
5.500% due 09/25/2033	42,656	42,445
Mellon Residential Funding Corp.
2.738% due 07/25/2029 (a)	2,988	2,983
2.000% due 06/15/2030 (a)	50,875	50,661
Mortgage Capital Funding, Inc.
6.325% due 06/18/2030	711	715
Nationslink Funding Corp.
2.090% due 11/10/2030 (a)	869	869
Prime Mortgage Trust
2.240% due 02/25/2034 (a)	26,107	26,124
Prudential Home Mortgage Securities
7.500% due 09/25/2007	108	109
7.000% due 01/25/2008	1,817	1,816
Prudential-Bache Trust
8.400% due 03/20/2021	762	775
Resecuritization Mortgage Trust
2.090% due 04/26/2021 (a)	566	550
Residential Asset Securitization Trust
2.070% due 06/25/2031 (a)	20	20
Residential Funding Mortgage Securities I, Inc.
5.613% due 09/25/2032 (a)	2,407	2,404
Ryland Acceptance Corp.
11.500% due 12/25/2016	4	4
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	70	73
Sears Mortgage Securities
12.000% due 02/25/2014	20	20
Sequoia Mortgage Trust
2.111% due 08/20/2032 (a)	25,172	24,977
SLH Mortgage Trust
9.600% due 03/25/2021	180	180
Structured Asset Mortgage Investments, Inc.
6.530% due 06/25/2029 (a)	1,045	1,057
9.451% due 06/25/2029 (a)	1,883	2,022
2.141% due 09/19/2032 (a)	49,198	49,015
Structured Asset Securities Corp.
6.250% due 01/25/2032	2,694	2,790
6.150% due 07/25/2032 (a)	2,482	2,520
2.130% due 01/25/2033 (a)	3,425	3,422
Torrens Trust
2.020% due 07/15/2031 (a)	2,077	2,079
Vendee Mortgage Trust
6.500% due 05/15/2029	39,700	42,417
Washington Mutual Mortgage Securities Corp.
6.190% due 07/25/2032 (a)	3,060	3,076
4.816% due 10/25/2032 (a)	280	281
5.130% due 02/25/2033 (a)	6,888	6,973
5.410% due 02/25/2033 (a)	1,686	1,703
3.066% due 02/27/2034 (a)	23,777	23,871
2.780% due 08/25/2042 (a)	32,037	32,641

Total Mortgage-Backed Securities (Cost $695,338)		690,910

26  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
ASSET-BACKED SECURITIES 2.2%

ACE Securities Corp.
2.180% due 06/25/2032 (a)		$1,635	$1,639
Ameriquest Mortgage Securities, Inc.
2.150% due 05/25/2032 (a)		568	569
2.110% due 08/25/2032 (a)		4,289	4,294
Amortizing Residential Collateral Trust
2.100% due 09/25/2030 (a)		809	811
2.130% due 07/25/2032 (a)		9,692	9,695
Argent Securities, Inc.
2.020% due 09/25/2034 (a)		46,800	46,800
Asset-Backed Securities Corp. Home Equity Loan Trust
2.020% due 06/15/2031 (a)		13	12
Bear Stearns Asset-Backed Securities, Inc.
2.290% due 07/25/2033 (a)		34,773	34,850
Chase Funding Mortgage Loan Asset-Backed Certificates
2.160% due 11/25/2031 (a)		13,810	13,867
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)		13,421	13,431
Community Program Loan Trust
4.500% due 10/01/2018		9,147	9,371
Countrywide Asset-Backed Certificates
2.070% due 06/25/2031 (a)		1,118	1,119
2.030% due 12/25/2034 (a)		91,006	91,063
EQCC Home Equity Loan Trust
1.920% due 10/15/2027 (a)		62	62
Equity One ABS, Inc.
2.120% due 11/25/2032 (a)		17,355	17,362
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.920% due 03/25/2034 (a)		14,865	14,875
GRMT II Mortgage Loan Trust
2.061% due 06/20/2032 (a)		22	22
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)		3,894	3,905
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (a)		2,343	2,344
Irwin Low Balance Home Equity Loan Trust
2.215% due 06/25/2021 (a)		26	26
Morgan Stanley Dean Witter Capital I, Inc.
2.170% due 07/25/2032 (a)		2,010	2,015
Morgan Stanley Warehouse Facilities
1.590% due 07/06/2005 (a)		42,600	42,572
Ocwen Mortgage Loan Asset-Backed Certificates
2.150% due 10/25/2029 (a)		26	26
Renaissance Home Equity Loan Trust
2.190% due 08/25/2032 (a)		3,692	3,699
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013		1,738	1,739
WMC Mortgage Loan
2.100% due 05/15/2030 (a)		1,063	1,066

Total Asset-Backed Securities (Cost $316,205)			317,234

SOVEREIGN ISSUES 1.3%

Republic of Canada
6.375% due 11/30/2004		1,600	1,611
Republic of Brazil
2.062% due 04/15/2006 (a)		41,824	41,782
11.500% due 03/12/2008		1,000	1,157
2.125% due 04/15/2009 (a)		41,472	40,721
Republic of Panama
8.250% due 04/22/2008		5,500	6,077
9.375% due 07/23/2012		480	546
Republic of Peru
9.125% due 02/21/2012		1,150	1,294
Russian Federation
8.750% due 07/24/2005		94,900	99,067
United Mexican States
6.375% due 01/16/2013		140	148

Total Sovereign Issues (Cost $188,951)			192,403

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.1%

AIG SunAmerica Institutional Funding II
1.200% due 01/26/2005	JY	9,000	82
European Investment Bank
0.875% due 11/08/2004		6,000	55
International Bank for Reconstruction & Development
4.750% due 12/20/2004		2,000	18
KFW International Finance, Inc.
1.000% due 12/20/2004		23,000	210
Republic of France
3.500% due 01/12/2005	EC	125,000	156,011
Republic of Italy
5.000% due 12/15/2004	JY	4,000	37
Toyota Motor Credit Corp.
1.000% due 12/20/2004		3,000	27

Total Foreign Currency-Denominated Issues (Cost $152,629)			156,440

	Shares

PREFERRED SECURITY 0.7%

DG Funding Trust
3.360% due 12/29/2049 (a)		9,632	103,544

Total Preferred Security (Cost $101,506)			103,544

PREFERRED STOCK 0.0%

Home Ownership Funding
13.331% due 12/31/2049		8,625	3,568
Rhone-Poulenc S.A.
8.125% due 12/31/2049		13,000	333

Total Preferred Stock (Cost $6,161)			3,901

SHORT-TERM INSTRUMENTS 62.8%

Certificates of Deposit 8.0%

Bank of America N.A.
1.620% due 11/02/2004		49,700	49,700
1.640% due 11/10/2004		237,400	237,400
Citibank New York N.A.
1.560% due 10/22/2004		19,800	19,800
1.640% due 11/08/2004		81,000	81,000
1.650% due 11/15/2004		10,000	10,000
1.650% due 11/19/2004		23,200	23,200
1.660% due 11/23/2004		23,800	23,800
1.670% due 11/23/2004		23,200	23,200
1.710% due 11/29/2004		50,000	50,000
1.750% due 12/07/2004		100,000	100,000
1.805% due 12/10/2004		100,000	100,000
1.920% due 12/29/2004		5,000	5,000
Wells Fargo Bank N.A.
1.600% due 10/04/2004		176,200	176,200
1.610% due 10/05/2004		109,700	109,700
1.620% due 10/06/2004		4,400	4,400
1.650% due 10/07/2004		51,500	51,500
1.700% due 10/18/2004		93,100	93,100
1.780% due 11/12/2004		1,000	1,000

			1,159,000

Commercial Paper 29.0%

Altria Group, Inc.
1.800% due 10/29/2004		20,500	20,500
Bank of Ireland
1.595% due 11/12/2004		50,000	49,907
Danske Corp.
1.945% due 01/31/2005		89,900	89,296
Fannie Mae
1.010% due 10/01/2004		88,660	88,660
1.520% due 10/15/2004		100,000	99,941
1.180% due 11/01/2004		109,700	109,551
1.682% due 11/08/2004		154,100	153,822
1.693% due 11/08/2004		398,500	397,772
1.710% due 11/09/2004		120,000	119,778
1.470% due 11/22/2004		291,000	290,340
1.725% due 12/08/2004		800	797
1.737% due 12/08/2004		35,700	35,573
1.774% due 12/15/2004		106,600	106,180
1.819% due 12/22/2004		500	498
Federal Home Loan Bank
1.551% due 10/01/2004		500,000	500,000
1.501% due 10/06/2004		200	200
1.790% due 12/17/2004		400	398
1.950% due 12/30/2004		125	124
Ford Motor Credit Co.
2.520% due 04/07/2005		68,600	67,845
Freddie Mac
1.456% due 10/12/2004		227,900	227,798
1.470% due 10/12/2004		127,500	127,443
1.520% due 10/13/2004		144,700	144,627
1.540% due 10/18/2004		154,100	153,989
1.545% due 10/25/2004		292,600	292,297
1.540% due 11/08/2004		145,600	145,363
1.545% due 11/10/2004		46,000	45,921
1.537% due 11/12/2004		48,800	48,712
1.545% due 11/12/2004		145,600	145,337
1.570% due 11/15/2004		72,300	72,158
1.579% due 11/22/2004		146,000	145,667
General Motors Acceptance Corp.
2.404% due 03/22/2005		5,200	5,148
2.495% due 04/05/2005		16,800	16,617
2.535% due 04/05/2005		3,500	3,462
HBOS Treasury Services PLC
1.505% due 10/06/2004		50,000	49,989
1.510% due 10/14/2004		4,000	3,998
1.570% due 10/21/2004		75,000	74,935
1.590% due 10/25/2004		50,000	49,947
TotalFinaElf Capital S.A.
1.880% due 10/01/2004		200,000	200,000
UBS Finance, Inc.
1.570% due 10/25/2004		2,200	2,198
1.600% due 11/15/2004		19,600	19,561
1.735% due 12/03/2004		11,200	11,163
1.955% due 01/31/2005		109,300	108,565

			4,226,077

Repurchase Agreements 21.3%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $4,504 and Freddie Mac 2.875% due 09/15/2005 valued at $102,009. Repurchase proceeds are $104,417.)		104,413	104,413

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 27

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
UBS Warburg LLC

1.600% due 10/01/2004

(Dated 09/30/2004. Collateralized by U.S. Treasury Bonds 13.250% due 05/15/2014 valued at $221,039; 9.875% due 11/15/2015 valued at $153,563; 7.500% due 11/15/2016 valued at $329,922; 8.875% due 08/15/2017 valued at $144,500; 9.125% due 05/15/2018 valued at $225,633; 9.000% due 11/15/2018 valued at $149,750; 8.750% due 08/15/2020 valued at $220,383; 8.125% due 05/15/2021 valued at $284,688; 8.125% due 08/15/2021 valued at $366,067; 8.000% due 11/15/2021 valued at $211,922 and U.S. Inflation Protected Securities 3.375% due 01/15/2007 valued at $257,376; 3.625% due 01/15/2008 valued at $259,161; 3.875% due 01/15/2009 valued at $196,680; 3.500% due 01/15/2011 valued at $62,039. Repurchase proceeds are $3,000,133.)

	$3,000,000	$3,000,000

		3,104,413

U.S. Treasury Bills 4.5%

1.521% due 11/04/2004-12/16/2004 (e)(f)(g)	662,280	660,128

Total Short-Term Instruments (Cost $9,149,822)		9,149,618

Total Investments 105.2% (Cost $15,301,666)		$15,328,797

Written Options (i) 0.0% (Premiums $296)		(0)

Other Assets and Liabilities (Net) (5.2%)		(753,348)

Net Assets 100.0%		$14,575,449

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $ 10,465 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $39,604 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	14,214	$(3,423)
Eurodollar September Long Futures	09/2005	14,634	(1,593)
Eurodollar December Long Futures	12/2004	2,111	(41)
Eurodollar December Long Futures	12/2005	1,186	38
Euribor December Long Futures	12/2005	4,617	(36)
Euribor June Long Futures	06/2005	2,666	1,584
Euribor September Long Futures	09/2005	2,569	366
Euribor Written Put Options Strike @ 97.000	12/2004	588	599
Euro-Bobl 5-Year Note Long Futures	12/2004	6	5
Euro-Bund 10-Year Note Long Futures	12/2004	853	(326)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	375	144

			$(2,683)

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	95,800	$(4,184)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	148,500	5,291
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		$100	1
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		113,000	(1,393)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		75,900	(930)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2006		383,300	4,354
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		5,400	131
UBS Warburg LLC	3-month LIBOR	Receive	6.000%	12/15/2024		141,400	(6,402)

							$(3,132)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$4,500	$34
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	5,000	4
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	15,300	23
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	14,300	17
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	21,200	32

						$110

28  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(i)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$62,100	$296	$0

**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	8,842	10/2004	$259	$0	$259
Buy		9,247	11/2004	171	0	171
Buy		10,200	12/2004	90	0	90
Buy	CP	2,580,391	11/2004	193	0	193
Buy		2,060,468	12/2004	24	0	24
Buy	EC	77,067	10/2004	0	(2,233)	(2,233)
Buy	H$	23,838	10/2004	0	(6)	(6)
Buy		24,188	11/2004	0	(2)	(2)
Buy		26,430	12/2004	0	0	0
Buy	JY	5,460,601	10/2004	235	0	235
Buy	KW	3,553,821	10/2004	37	0	37
Buy		3,621,828	11/2004	20	0	20
Buy		4,012,000	12/2004	0	(16)	(16)
Buy	MP	33,002	11/2004	9	0	9
Buy		38,117	12/2004	22	0	22
Buy	PN	10,696	11/2004	49	0	49
Buy		11,829	12/2004	17	0	17
Buy	PZ	11,270	11/2004	39	0	39
Buy		11,308	12/2004	37	0	37
Buy	RP	232,521	12/2004	0	(46)	(46)
Buy	RR	87,116	10/2004	19	0	19
Buy		88,672	11/2004	30	0	30
Buy		103,621	12/2004	6	0	6
Buy	S$	5,168	10/2004	57	0	57
Buy		5,258	11/2004	50	0	50
Buy		5,796	12/2004	11	0	11
Buy	SV	101,238	11/2004	60	0	60
Buy		113,662	12/2004	30	0	30
Buy	T$	103,007	11/2004	6	0	6
Buy		112,914	12/2004	0	(12)	(12)

				$1,471	$(2,315)	$(844)

(k)	The aggregate value of fair valued securities is $2,610, which is 0.02% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 29

Schedule of Investments

Real Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.5%

Banking & Finance 3.5%

Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,208
Atlas Reinsurance II PLC
3.515% due 01/07/2005 (a)	1,250	1,256
Atlas Reinsurance PLC
7.890% due 04/07/2005 (a)(j)	3,750	3,739
Countrywide Home Loans, Inc.
1.820% due 02/23/2005 (a)	42,600	42,590
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	10,388
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,663
Ford Motor Credit Co.
2.995% due 10/25/2004 (a)	14,480	14,491
7.500% due 03/15/2005	1,710	1,748
1.560% due 06/30/2005 (a)	3,140	3,143
1.560% due 07/18/2005 (a)	27,750	27,779
7.600% due 08/01/2005	20,000	20,773
General Motors Acceptance Corp.
2.370% due 10/20/2005 (a)	15,000	15,122
1.995% due 05/18/2006 (a)	300	301
6.125% due 08/28/2007	870	917
Goldman Sachs Group
1.520% due 12/01/2004 (a)	1,600	1,600
National Australia Bank Ltd.
1.745% due 05/19/2010 (a)	1,500	1,497
Parametric Re Ltd.
3.280% due 11/19/2007 (a)	11,500	11,346
5.520% due 05/19/2008 (a)	1,500	1,569
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,035
8.625% due 02/01/2022	6,900	7,862
Phoenix Quake Wind Ltd.
3.560% due 07/03/2008 (a)	50,550	52,411
3.560% due 07/03/2008 (a)	7,000	7,258
4.610% due 07/03/2008 (a)	18,750	19,255
Pioneer 2002 Ltd.
8.610% due 06/15/2006 (a)	5,000	4,999
Premium Asset Trust
1.445% due 11/27/2004 (a)	5,000	5,001
Prudential Funding Corp.
6.375% due 07/23/2006	7,000	7,443
Residential Reinsurance Ltd.
6.020% due 12/01/2005 (a)	18,400	15,821
6.070% due 06/08/2006 (a)	22,600	17,624
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	7,058
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	50,200	50,184
Vita Capital Ltd.
2.460% due 01/01/2007 (a)	30,200	30,388
Wachovia Corp.
7.550% due 08/18/2005	12,500	13,029

		428,498

Industrials 0.3%

DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	1,087	1,126
Halliburton Co.
1.870% due 01/26/2007 (a)	8,530	8,540
Petroleos Mexicanos
9.500% due 09/15/2027	14,850	18,154
SR Wind Ltd.
6.380% due 05/18/2005 (a)	2,000	2,023
6.880% due 05/18/2005 (a)(j)	1,600	1,392
Weyerhaeuser Co.
5.500% due 03/15/2005	1,638	1,660
6.125% due 03/15/2007	3,085	3,286

		36,181

Utilities 0.7%

British Telecom PLC
7.875% due 12/15/2005	10,750	11,390
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,752
Entergy Gulf States, Inc.
2.010% due 06/18/2007 (a)	4,900	4,925
Ohio Edison Co.
4.000% due 05/01/2008	10,000	10,028
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	33,774
Sprint Capital Corp.
7.900% due 03/15/2005	13,250	13,576

		81,445

Total Corporate Bonds & Notes (Cost $544,140)		546,124

MUNICIPAL BONDS & NOTES 0.7%

California County, California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,940	3,605
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	23,663
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.625% due 06/01/2040	380	359
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013	1,715	1,917
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,932
District of Columbia TOB Settlement Financing Corporation Revenue Bonds, Series 2001
6.250% due 05/15/2024	9,500	9,136
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,074
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	4,160	4,165
6.750% due 06/01/2039	1,445	1,396
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013	3,870	4,314
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,120
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	892
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,191
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	5,578
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,076
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	706
6.125% due 06/01/2032	740	665
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,089
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	440	428

Total Municipal Bonds & Notes (Cost $80,227)		81,306

U.S. GOVERNMENT AGENCIES 0.3%

Fannie Mae
5.980% due 10/01/2031	1,583	1,609
Federal Housing Administration
7.430% due 12/01/2020	109	110
Freddie Mac
6.500% due 01/25/2028	100	106
7.000% due 10/15/2030	895	924
7.500% due 10/25/2043	25,170	27,521
Government National Mortgage Association
6.500% due 05/15/2028-11/15/2031 (c)	2,861	3,026
Housing Urban Development
5.530% due 08/01/2020	6,000	6,319

Total U.S. Government Agencies (Cost $39,114)		39,615

U.S. TREASURY OBLIGATIONS 116.2%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	1,585,202	1,694,123
3.625% due 01/15/2008	1,497,960	1,643,252
3.875% due 01/15/2009	1,664,500	1,874,318
4.250% due 01/15/2010	849,217	985,855
3.500% due 01/15/2011	889,897	1,007,496
3.375% due 01/15/2012	279,420	316,695
3.000% due 07/15/2012	1,580,944	1,751,082
1.875% due 07/15/2013	525,643	534,740
2.000% due 01/15/2014	1,026,013	1,050,902
2.000% due 07/15/2014	89,230	91,238
2.375% due 01/15/2025	214,332	223,349
3.625% due 04/15/2028	961,632	1,220,447
3.875% due 04/15/2029	1,087,583	1,442,917
3.375% due 04/15/2032	112,366	142,498
U.S. Treasury Bond
7.625% due 02/15/2025	100	135
U.S. Treasury Note
2.250% due 02/15/2007	100	99

Total U.S. Treasury Obligations (Cost $13,600,729)		13,979,146

MORTGAGE-BACKED SECURITIES 0.2%

Bear Stearns Adjustable Rate Mortgage Trust
3.875% due 11/25/2030 (a)	1,077	1,080
4.825% due 12/25/2033 (a)	10,019	10,110
4.948% due 01/25/2034 (a)	6,591	6,659
Mellon Residential Funding Corp.
1.580% due 10/20/2029 (a)	780	745
Washington Mutual Mortgage Securities Corp.
3.008% due 02/27/2034 (a)	6,383	6,409

Total Mortgage-Backed Securities (Cost $25,047)		25,003

ASSET-BACKED SECURITIES 0.8%

Asset-Backed Securities Corp. Home Equity Loan Trust
1.460% due 06/21/2029 (a)	44	44
Bear Stearns Asset-Backed Securities, Inc.
1.540% due 07/25/2033 (a)	1,004	1,007
Citifinancial Mortgage Securities, Inc.
1.915% due 01/25/2033 (a)	4,992	4,999
Conseco Finance Corp.
8.170% due 12/15/2025	221	226

30  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
EQCC Home Equity Loan Trust
1.340% due 03/20/2029 (a)		$30	$30
Equity One ABS, Inc.
1.390% due 04/25/2034 (a)		3,513	3,508
Home Equity Asset Trust
1.500% due 03/25/2033 (a)		3,631	3,642
Redwood Capital Ltd.
3.410% due 01/01/2006 (a)		30,700	30,961
4.960% due 01/01/2006 (a)		36,300	36,656
Residential Asset Securities Corp.
1.915% due 01/25/2034 (a)		2,308	2,310
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)		9,900	9,899

Total Asset-Backed Securities (Cost $92,651)			93,282

SOVEREIGN ISSUES 0.7%

Republic of Brazil
2.062% due 04/15/2006 (a)		4,896	4,891
2.125% due 04/15/2009 (a)		3,588	3,523
11.000% due 01/11/2012		1,600	1,844
8.000% due 04/15/2014		51,133	50,893
11.000% due 08/17/2040		5,300	5,948
United Mexican States
6.375% due 01/16/2013		20,700	21,849
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		718	15
0.000% due 06/30/2006 (a)		714	18

Total Sovereign Issues (Cost $83,750)			88,981

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 2.9%

Commonwealth of Canada
4.250% due 12/01/2021	C$	2,529	2,566
4.000% due 12/01/2031		9,771	10,317
3.000% due 12/01/2036		13,259	12,003
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	38,300	32,838
Pylon Ltd.
3.553% due 12/18/2008 (a)	EC	20,750	26,633
5.953% due 12/18/2008 (a)		40,700	52,508
Republic of France
1.600% due 07/25/2011		6,111	7,665
3.000% due 07/25/2012		53,826	74,174
2.250% due 07/25/2020		12,029	15,465
3.150% due 07/25/2032		25,822	38,400
Republic of Germany
5.250% due 01/04/2011		42,500	57,811
Republic of Italy
2.150% due 09/15/2014		2,080	2,657
Tyco International Group S.A.
4.375% due 11/19/2004		14,000	17,465

Total Foreign Currency-Denominated Issues (Cost $315,720)			350,502

SHORT-TERM INSTRUMENTS 1.6%

Commercial Paper 0.9%

Fannie Mae
1.719% due 11/12/2004		$50,400	50,295
1.819% due 12/22/2004		2,000	1,991
Rabobank USA Financial Corp.
1.970% due 01/28/2005		6,400	6,358
TotalFinaElf Capital S.A.
1.880% due 10/01/2004		3,500	3,500
UBS Finance, Inc.
1.955% due 01/31/2005		45,500	45,194

			107,338

Repurchase Agreement 0.2%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $22,511. Repurchase proceeds are $22,070.)		22,069	22,069

U.S. Treasury Bills 0.5%

1.632% due 12/02/2004-12/16/2004 (c)(d)(e)		57,070	56,847

Total Short-Term Instruments (Cost $186,290)			186,254

Total Investments 127.9% (Cost $14,967,668)			$15,390,213

Written Options (g) (0.0%) (Premiums $16,483)			(2,628)

Other Assets and Liabilities (Net) (27.9%)			(3,352,348)

Net Assets 100.0%			$12,035,237

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $31,155 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $13,913 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	2,437	$(164)
Euro-Bund 10-Year Note Long Futures	12/2004	1,572	631
U.S. Treasury 10-Year Note Long Futures	12/2004	7,499	7,388

			$7,855

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 31

Schedule of Investments (Cont.)

Real Return Fund

September 30, 2004 (Unaudited)

(f)	Swap agreements outstanding at September 30, 2004:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$36
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	(7)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	4.000%	03/17/2005		250,000	63
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	59
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	(2,564)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	5,496
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	34
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	76
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	105
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	19
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$261,700	(12,286)
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033		191,750	(2,822)
Barclays Bank PLC	3-month LIBOR	Receive	5.000%	12/15/2014		2,000	(25)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		144,000	(2,301)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033		121,200	(1,115)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		30,000	(1,271)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		116,600	(5,891)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		87,000	(1,206)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Receive	7.750%	06/15/2005		10,000	(342)
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014		114,300	(6,310)

							$(30,252)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	$7,000	$12
Morgan Stanley Dean Witter & Co.	Fannie Mae 7.000% due 07/24/2006	Sell	0.200%	05/03/2005	80,000	67

						$79

(g)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$289,000	$3,179	$20
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	277,800	2,417	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	289,000	1,734	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	277,800	2,723	0
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	11/02/2004	43,200	382	5
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	11/02/2004	43,200	353	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	09/23/2005	200,000	2,815	2,250
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	09/23/2005	200,000	2,880	353

						$16,483	$2,628

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par		Value	Proceeds
Republic of Italy	4.250	08/01/2014	EC	39,000	$49,042	$47,690
U.S. Treasury Note	3.250	08/15/2007		$127,800	129,253	129,211
U.S. Treasury Note	3.125	09/15/2008		177,200	177,117	177,117
U.S. Treasury Note	4.000	11/15/2012		44,000	44,227	44,244
U.S. Treasury Note	3.625	05/15/2013		21,600	21,079	20,878
U.S. Treasury Note	4.250	08/15/2013		155,000	157,367	156,879
U.S. Treasury Note	4.750	05/15/2014		315,400	331,170	331,419

					$909,255	$907,438

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	C$	23,849	10/2004	$0	$(548)	$(548)
Sell	EC	136,777	10/2004	0	(3,963)	(3,963)
Sell	N$	48,184	10/2004	0	(861)	(861)

				$0	$(5,372)	$(5,372)

(j)	The aggregate value of fair valued securities is $5,131, which is 0.04% of net assets, which have not been valued utilizing an independent quote and pursuant to guidelines established by the Board of Trustees.

32  PIMCO Bond Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Short-Term Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.4%

Banking & Finance 4.0%

CIT Group, Inc.
7.125% due 10/15/2004	$9,701	$9,716
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)	4,199	4,300
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	34,910	36,266
Duke Capital Corp.
7.250% due 10/01/2004	2,366	2,366
Ford Motor Credit Co.
7.500% due 03/15/2005	26,531	27,119
7.600% due 08/01/2005	10,500	10,906
7.750% due 03/15/2005	9,195	9,408
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)	1,325	1,329
2.880% due 10/20/2005 (a)	10,660	10,747
3.630% due 05/19/2005 (a)	300	303
4.150% due 02/07/2005	10,445	10,522
5.250% due 05/16/2005	10,500	10,689
5.750% due 11/05/2004	2,910	2,919
6.125% due 09/15/2006	3,182	3,328
GP Canada Finance Co.
7.200% due 12/15/2006	200	214
HBOS Treasury Services PLC
1.710% due 07/29/2005 (a)	1,500	1,501
Household Finance Corp.
6.700% due 11/15/2005	10,500	10,943
Pemex Project Funding Master Trust
3.077% due 01/07/2005 (a)	3,300	3,302
Premium Asset Trust
1.900% due 10/06/2005 (a)	500	501
USAA Capital Corp.
7.050% due 11/08/2006	445	482
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	23,500	23,492
Vita Capital Ltd.
2.950% due 01/01/2007 (a)	3,000	3,019

		183,372

Industrials 3.6%

Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	2,500	2,594
Amoco Corp.
6.250% due 10/15/2004	1,000	1,001
AOL Time Warner, Inc.
5.625% due 05/01/2005	715	728
Caesars Entertainment, Inc.
8.500% due 11/15/2006	3,500	3,872
ChevronTexaco Corp.
6.625% due 10/01/2004	1,000	1,000
Continental Cablevision, Inc.
8.875% due 09/15/2005	200	211
DaimlerChrysler North America Holding Corp.
2.342% due 09/10/2007 (a)	22,000	22,042
2.710% due 08/08/2006 (a)	400	404
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,130
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,274
Halliburton Co.
3.120% due 10/17/2005 (a)	8,750	8,829
HCA, Inc.
6.910% due 06/15/2005	3,000	3,069
ITT Corp.
6.750% due 11/15/2005	5,250	5,460
Kerr-McGee Corp.
5.375% due 04/15/2005	13,120	13,312
MCI, Inc.
5.908% due 05/01/2007	462	459
6.688% due 05/01/2009	462	446
7.735% due 05/01/2014	396	376
Merck & Co., Inc.
4.125% due 01/18/2005	1,175	1,181
MGM Mirage, Inc.
6.950% due 02/01/2005	4,707	4,790
Mirage Resorts, Inc.
6.625% due 02/01/2005	5,250	5,355
7.250% due 10/15/2006	1,500	1,601
News America Holdings
7.430% due 10/01/2026	18,500	21,290
Park Place Entertainment Corp.
7.875% due 12/15/2005	4,884	5,153
Petroleos Mexicanos
6.500% due 02/01/2005	5,250	5,331
Pioneer Natural Resources Co
8.875% due 04/15/2005	10,662	11,000
Procter & Gamble Co.
6.600% due 12/15/2004	1,000	1,009
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	1,500	1,551
TCI Communications, Inc.
7.610% due 10/04/2005	2,385	2,478
Time Warner, Inc.
7.750% due 06/15/2005	5,800	5,983
Tyco International Group S.A.
5.875% due 11/01/2004	6,680	6,698
6.375% due 06/15/2005	9,530	9,776
United Airlines, Inc.
2.020% due 03/02/2049 (a)(b)	8,454	6,936
Waste Management, Inc.
7.000% due 10/01/2004	500	500
Weyerhaeuser Co.
5.500% due 03/15/2005	2,483	2,516
Yum! Brands, Inc.
7.450% due 05/15/2005	2,302	2,367

		163,722

Utilities 3.8%

AEP Texas Central Co.
3.000% due 02/15/2005	3,200	3,206
Appalachian Power Co.
4.800% due 06/15/2005	10,330	10,472
BellSouth Corp.
4.119% due 04/26/2005 (a)	14,000	14,138
Dominion Resources, Inc.
2.011% due 05/15/2006 (a)	3,000	3,007
7.625% due 07/15/2005	6,885	7,150
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	8,450	8,494
3.600% due 06/01/2008	5,635	5,575
5.200% due 12/03/2007	1,150	1,154
Illinois Power Co.
6.750% due 03/15/2005	2,175	2,218
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,741
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	1,760	1,762
Pepco Holdings, Inc.
2.511% due 11/15/2004 (a)	5,000	4,999
3.750% due 02/15/2006	4,500	4,542
Potomac Electric Power Co.
6.500% due 09/15/2005	1,500	1,552
Qwest Corp.
6.625% due 09/15/2005	4,100	4,233
Reliant Energy Resources Corp.
8.125% due 07/15/2005	9,961	10,370
SBC Communications, Inc.
4.250% due 06/05/2021	22,030	22,295
Southern California Edison Co.
1.890% due 01/13/2006 (a)	2,500	2,511
Southwestern Electric Power
4.500% due 07/01/2005	3,385	3,429
Sprint Capital Corp.
7.900% due 03/15/2005 (a)	23,760	24,344
TXU Energy Co. LLC
2.370% due 01/17/2006 (a)	7,200	7,219
United Telephone Co. of Florida
7.250% due 12/15/2004	4,000	4,040
Vodafone Group PLC
7.625% due 02/15/2005	3,000	3,059

		172,510

Total Corporate Bonds & Notes (Cost $519,525)		519,604

MUNICIPAL BONDS & NOTES 0.1%

North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.950% due 06/01/2009 (a)	1,226	1,226
Virginia Public School Authority Revenue Bonds, (State Aid Withholding Insured), Series 2002
5.500% due 08/01/2010	3,000	3,403

Total Municipal Bonds & Notes (Cost $4,668)		4,629

U.S. GOVERNMENT AGENCIES 2.9%

Fannie Mae
1.470% due 10/03/2005 (a)	1,200	1,200
1.880% due 08/25/2043	995	994
1.990% due 08/25/2034 (a)	10,435	10,427
2.040% due 11/26/2032 (a)	6,204	6,185
2.290% due 10/25/2030 (a)	23	23
2.440% due 10/25/2017 (a)	930	939
3.000% due 02/01/2018 (a)	48	49
3.008% due 05/01/2021-04/01/2029 (a)(e)	547	556
3.066% due 01/01/2029 (a)	61	62
3.500% due 04/25/2017	5,567	5,591
3.564% due 08/01/2029 (a)	5,685	5,897
3.614% due 05/01/2036 (a)	31,189	31,871
3.625% due 10/01/2023	41	42
3.970% due 08/01/2026 (a)	50	52
4.099% due 05/01/2036 (a)	566	581
4.140% due 11/01/2025 (a)	60	61
4.411% due 07/01/2029 (a)	866	886
5.151% due 12/01/2040 (a)	2,517	2,590
5.463% due 01/01/2032 (a)	2,517	2,573
6.000% due 02/25/2008	75	76
6.500% due 05/01/2021-10/25/2042 (e)	3,399	3,381
7.000% due 01/01/2005-03/01/2013 (e)	125	133
9.055% due 06/25/2032 (a)	2,033	2,205
Federal Housing Administration
7.350% due 04/01/2019	810	815
7.430% due 09/01/2022	403	408
7.435% due 02/01/2019	332	335
Freddie Mac
1.665% due 11/07/2005 (a)	5,000	5,002
2.160% due 06/15/2031 (a)	1,285	1,290
2.212% due 12/15/2022 (a)	2	2
3.630% due 08/01/2017 (a)	198	200
6.500% due 11/15/2007-07/25/2043 (e)	972	895
7.000% due 05/15/2023 (c)	87	1
Government National Mortgage Association
2.278% due 02/16/2030 (a)	155	156
3.000% due 08/20/2029-02/20/2032 (a)(e)	14,401	14,470
3.250% due 03/20/2029-03/20/2030 (a)(e)	3,664	3,668
3.375% due 05/20/2021-05/20/2030 (a)(e)	17,686	17,905
4.000% due 02/20/2019 (a)	54	54

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 33

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
4.625% due 10/20/2017-10/20/2027 (a)(e)	$2,749	$2,795
4.750% due 07/20/2022-09/20/2027 (a)(e)	1,543	1,565
6.000% due 01/15/2032-03/15/2032 (e)	4,352	4,521
7.500% due 02/20/2030	553	584
8.000% due 07/15/2030-05/15/2032 (e)	634	692
8.500% due 06/20/2027	509	559
Small Business Administration
7.540% due 08/10/2009	487	539

Total U.S. Government Agencies (Cost $132,517)		132,830

U.S. TREASURY OBLIGATIONS 3.5%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (g)	120	128
3.500% due 01/15/2011	435	493
3.625% due 01/15/2008	67,672	74,236
3.875% due 01/15/2009	7,299	8,219
U.S. Treasury Notes
10.375% due 11/15/2009	50,000	50,527
11.750% due 02/15/2010	24,500	25,376

Total U.S. Treasury Obligations (Cost $160,393)		158,979

MORTGAGE-BACKED SECURITIES 4.7%

Ameriquest Mortgage Securities, Inc.
2.320% due 02/25/2034 (a)	2,019	2,013
Bank of America Mortgage Securities, Inc.
5.606% due 10/20/2032 (a)	5,274	5,352
6.332% due 07/25/2032 (a)	1,445	1,479
6.500% due 02/25/2033	3,616	3,669
Bear Stearns Adjustable Rate Mortgage Trust
2.120% due 02/25/2034 (a)	6,877	6,896
5.294% due 10/25/2032 (a)	464	467
Commercial Mortgage Pass-Through Certificates
1.940% due 11/15/2015 (a)	24,741	24,761
Countrywide Alternative Loan Trust
6.500% due 07/25/2032	165	165
Countrywide Home Loans, Inc.
2.110% due 04/25/2034 (a)	931	926
4.945% due 09/19/2032 (a)	1,574	1,585
5.700% due 03/19/2032 (a)	152	156
6.050% due 07/19/2031 (a)	71	74
Credit-Based Asset Servicing & Securitization LLC
2.180% due 01/25/2032 (a)	194	195
CS First Boston Mortgage Securities Corp.
1.850% due 03/25/2032 (a)	450	450
2.230% due 05/25/2032 (a)	2,341	2,338
2.390% due 08/25/2033 (a)	17,963	17,885
First Republic Mortgage Loan Trust
2.060% due 08/15/2032 (a)	26,856	26,871
2.110% due 11/15/2031 (a)	1,802	1,800
2.160% due 06/25/2030 (a)	2,236	2,236
Greenwich Capital Acceptance, Inc.
2.687% due 06/25/2024 (a)	75	76
GSR Mortgage Loan Trust
2.240% due 11/25/2031 (a)	12,898	12,940
Indymac Adjustable Rate Mortgage Trust
4.495% due 01/25/2032 (a)	22	22
6.576% due 01/25/2032 (a)	64	64
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,705	2,692
Mellon Residential Funding Corp.
2.200% due 12/15/2030 (a)	7,575	7,592
2.301% due 10/20/2029 (a)	9,747	9,309
Mortgage Capital Funding, Inc.
7.900% due 02/15/2006	290	306
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	784	799
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (c)	397,002	3,925
Sequoia Mortgage Trust
2.151% due 06/20/2032 (a)	636	635
2.161% due 07/20/2033 (a)	14,271	14,201
2.191% due 10/20/2027 (a)	12,553	12,597
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (a)	757	754
2.161% due 03/19/2033 (a)	9,687	9,709
Structured Asset Securities Corp.
2.000% due 08/25/2033 (a)	302	303
2.130% due 01/25/2033 (a)	6,712	6,707
2.340% due 07/25/2032 (a)	8,067	8,092
6.111% due 02/25/2032 (a)	1,207	1,215
6.150% due 07/25/2032 (a)	4,052	4,113
7.000% due 11/25/2031	158	161
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	415	425
Washington Mutual Mortgage Securities Corp.
2.780% due 06/25/2042 (a)	13,428	13,569
3.503% due 01/25/2041 (a)	333	335
5.410% due 02/25/2033 (a)	2,847	2,875
Washington Mutual, Inc.
5.149% due 10/25/2032 (a)	4,184	4,248

		216,982

Total Mortgage-Backed Securities (Cost $217,580)		216,982

ASSET-BACKED SECURITIES 5.5%

Advanta Revolving Home Equity Loan Trust
2.210% due 01/25/2024 (a)	40	40
Ameriquest Mortgage Securities, Inc.
2.150% due 04/25/2032 (a)	464	464
2.250% due 02/25/2033 (a)	1,997	2,003
2.250% due 03/25/2033 (a)	1,491	1,496
Amortizing Residential Collateral Trust
2.130% due 07/25/2032 (a)	165	165
2.190% due 10/25/2031 (a)	2,037	2,042
Argent Securities, Inc.
2.020% due 09/25/2034 (a)	1,400	1,400
2.290% due 09/25/2033 (a)	2,921	2,932
Bear Stearns Asset-Backed Securities, Inc.
2.040% due 06/15/2043 (a)	273	274
2.170% due 10/25/2032 (a)	2,977	2,982
2.290% due 07/25/2033 (a)	8,418	8,437
Brazos Student Loan Finance Co.
2.570% due 06/01/2023 (a)	7,976	8,067
Centex Home Equity
2.100% due 04/25/2032 (a)	1,264	1,265
2.140% due 09/26/2033 (a)	5,336	5,345
Chase Credit Card Master Trust
1.810% due 07/16/2007 (a)	13,300	13,312
Chase Funding Loan Acquisition Trust
2.080% due 07/25/2030 (a)	2,136	2,139
2.190% due 07/25/2031 (a)	195	195
Chase Funding Mortgage Loan Asset-Backed Certificates
1.840% due 10/25/2030 (a)	330	330
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)	358	358
Citifinancial Mortgage Securities, Inc.
2.140% due 09/25/2032 (a)	678	679
2.140% due 01/25/2033 (a)	40	40
Conseco Finance Securitizations Corp.
7.350% due 10/15/2030	125	125
Countrywide Asset-Backed Certificates
1.980% due 11/25/2020 (a)	51	52
1.990% due 12/25/2034 (a)	1,000	1,000
2.080% due 12/25/2031 (a)	214	214
2.090% due 07/25/2018 (a)	636	636
2.210% due 05/25/2032 (a)	1,866	1,870
3.644% due 10/25/2017	8,033	8,047
Countrywide Home Equity Loan Trust
2.000% due 08/15/2025 (a)	170	170
CS First Boston Mortgage Securities Corp.
2.280% due 08/25/2032 (a)	1,524	1,528
Delta Funding Home Equity Loan Trust
2.170% due 09/15/2029 (a)	136	137
Equity One ABS, Inc.
2.140% due 04/25/2034 (a)	13,575	13,554
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.190% due 09/25/2032 (a)	22	22
2.820% due 02/25/2034 (a)	7,188	7,202
Fremont Home Loan Trust
2.180% due 02/25/2033 (a)	3,969	3,975
GMAC Mortgage Corp. Loan Trust
2.101% due 06/18/2027 (a)	304	305
GSAMP Trust
2.160% due 07/25/2032 (a)	713	717
HFC Home Equity Loan Asset-Backed Certificates
2.101% due 05/20/2031 (a)	612	612
2.161% due 10/20/2032 (a)	2,635	2,639
Home Equity Asset Trust
1.780% due 12/25/2034 (a)	1,274	1,274
2.030% due 06/25/2034 (a)	9,543	9,550
2.240% due 09/25/2033 (a)	416	417
2.250% due 03/25/2033 (a)	2,130	2,136
2.260% due 01/15/2034 (a)	2,526	2,534
2.300% due 05/25/2033 (a)	2,922	2,936
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	732	734
Irwin Home Equity Loan Trust
2.110% due 07/25/2032 (a)	2,087	2,089
2.130% due 06/25/2029 (a)	295	295
2.360% due 06/25/2028 (a)	4,165	4,180
Long Beach Mortgage Loan Trust
2.090% due 09/25/2031 (a)	190	189
2.120% due 11/25/2009 (a)	1,158	1,159
2.160% due 06/25/2033 (a)	4,307	4,314
2.190% due 03/25/2032 (a)	1,731	1,736
2.240% due 03/25/2033 (a)	2,852	2,858
Meritage Mortgage Loan Trust
1.980% due 01/25/2035 (a)	2,274	2,273
Merrill Lynch Mortgage Investors, Inc.
1.940% due 12/25/2034 (a)	1,460	1,461
2.160% due 05/25/2033 (a)	357	358
2.200% due 11/25/2033 (a)	859	861
MLCC Mortgage Investors, Inc.
2.140% due 03/15/2025 (a)	1,890	1,895
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.950% due 05/25/2033 (a)	145	145
1.980% due 08/25/2034 (a)	1,249	1,248
2.180% due 08/25/2033 (a)	9,043	9,059
Morgan Stanley Dean Witter Capital I, Inc.
2.140% due 09/25/2032 (a)	1,363	1,364
2.170% due 07/25/2032 (a)	402	403
2.210% due 07/25/2030 (a)	298	298
Morgan Stanley Warehouse Facilities
1.390% due 07/06/2005 (a)	22,000	21,985
New York City Tax Lien
5.590% due 09/10/2014	468	468
Ocwen Mortgage Loan Asset-Backed Certificates
2.150% due 10/25/2029 (a)	1,654	1,655
Option One Mortgage Loan Trust
1.950% due 05/25/2034 (a)	2,976	2,978
1.960% due 06/25/2033 (a)	90	91
2.110% due 06/25/2032 (a)	232	232
2.110% due 08/25/2032 (a)	1,819	1,822
Owens-Illinois, Inc.
4.450% due 04/01/2008 (a)	8,600	8,614
Quest Trust
2.400% due 06/25/2034 (a)	11,141	11,148

34  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Renaissance Home Equity Loan Trust
2.280% due 08/25/2033 (a)		$4,892	$4,905
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)		5,322	5,326
1.940% due 08/25/2022 (a)		1,746	1,747
1.970% due 06/25/2018 (a)		2,768	2,770
2.170% due 12/25/2033 (a)		10,178	10,162
Residential Asset Securities Corp.
2.070% due 09/25/2031 (a)		1,839	1,841
2.140% due 01/25/2034 (a)		3,232	3,234
SACO I, Inc.
2.030% due 11/01/2034 (a)		2,500	2,500
Salomon Brothers Mortgage Securities VII, Inc.
2.140% due 03/25/2032 (a)		918	919
Saxon Asset Securities Trust
2.140% due 06/25/2033 (a)		1,035	1,037
2.240% due 12/25/2032 (a)		2,615	2,622
Sears Credit Account Master Trust
2.140% due 11/17/2009 (a)		3,900	3,906
5.250% due 10/16/2008		331	332
6.450% due 11/17/2009		4,775	4,882
Specialty Underwriting & Residential Finance
2.180% due 01/25/2034 (a)		3,191	3,195
Structured Asset Investment Loan Trust
1.940% due 04/25/2033 (a)		671	672
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006		498	510
Terwin Mortgage Trust
2.420% due 06/25/2033 (a)		1,606	1,607

Total Asset-Backed Securities (Cost $253,426)			253,696

SOVEREIGN ISSUES 1.6%

Republic of Brazil
2.062% due 04/15/2006 (a)		34,701	34,666
2.125% due 04/15/2009 (a)		22,320	21,915
2.125% due 04/15/2012 (a)		5,942	5,542
8.000% due 04/15/2014 (a)		516	514
10.000% due 01/16/2007		2,520	2,811
11.500% due 03/12/2008		2,600	3,009
Russian Federation
8.750% due 07/24/2005		5,150	5,376

Total Sovereign Issues (Cost $69,642)			73,833

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.7%

France Telecom S.A.
4.000% due 11/29/2005	EC	2,000	2,508
Tyco International Group S.A.
4.375% due 11/19/2004		12,130	15,132
United Kingdom Gilt
5.000% due 03/07/2008	BP	7,675	14,032

Total Foreign Currency-Denominated Issues (Cost $30,966)			31,672

SHORT-TERM INSTRUMENTS 72.6%

Certificates of Deposit 9.8%

Bank of America N.A.
1.640% due 11/10/2004		93,600	93,600
Citibank New York N.A.
1.560% due 10/25/2004		46,000	46,000
1.640% due 11/08/2004		85,000	85,000
1.650% due 11/15/2004		5,000	5,000
1.710% due 11/29/2004		5,000	5,000
Dexia Bank New York N.A.
1.780% due 12/10/2004		74,500	74,227
Wells Fargo Bank N.A.
1.600% due 10/04/2004		$94,500	94,500
1.650% due 10/07/2004		45,000	45,000

			448,327

Commercial Paper 56.6%

Altria Group, Inc.
1.800% due 10/29/2004		26,950	26,950
Bank of Ireland
1.900% due 12/31/2004		6,000	5,971
Comcast Corp.
1.940% due 11/15/2004		21,240	21,189
1.950% due 11/15/2004		6,000	5,985
Danske Corp.
1.785% due 12/16/2004		9,300	9,263
1.845% due 12/20/2004		106,900	106,448
1.850% due 12/27/2004		23,900	23,789
Delphi Corp.
1.841% due 11/02/2004		9,840	9,840
2.090% due 04/11/2005		3,600	3,559
Fannie Mae
1.010% due 12/01/2004		10,003	9,971
1.010% due 01/03/2005		57,077	56,790
1.010% due 01/04/2005		30,000	29,847
1.010% due 04/01/2005		27,671	27,377
1.180% due 11/01/2004		92,800	92,674
1.455% due 10/06/2004		79,600	79,584
1.526% due 10/20/2004		24,200	24,180
1.530% due 10/20/2004		39,200	39,168
1.550% due 10/27/2004		16,900	16,881
1.560% due 11/03/2004		55,800	55,716
1.594% due 12/01/2004		47,300	47,151
1.690% due 11/08/2004		46,700	46,617
1.730% due 10/08/2004		90,900	90,870
1.731% due 12/08/2004		23,900	23,815
1.739% due 12/08/2004		46,600	46,435
1.760% due 12/08/2004		46,600	46,435
2.073% due 12/01/2004		5,000	4,984
2.771% due 12/01/2004		18,171	18,114
Federal Home Loan Bank
1.439% due 10/08/2004		3,800	3,799
1.550% due 10/01/2004		431,300	431,300
1.652% due 11/26/2004		200	199
Ford Motor Credit Co.
2.520% due 04/07/2005		4,700	4,648
Freddie Mac
1.450% due 10/05/2004		29,600	29,595
1.520% due 10/13/2004		46,700	46,676
1.530% due 10/15/2004		34,800	34,779
1.540% due 10/18/2004		46,900	46,866
1.545% due 10/25/2004		174,500	174,319
1.545% due 11/12/2004		38,900	38,829
1.560% due 10/20/2004		46,400	46,362
1.570% due 11/15/2004		46,000	45,910
1.579% due 11/22/2004		46,000	45,895
1.890% due 03/07/2005		50	50
1.960% due 04/18/2005		25	25
General Motors Acceptance Corp.
2.362% due 03/21/2005		1,240	1,228
2.436% due 04/05/2005		6,700	6,627
2.495% due 04/05/2005		5,000	4,946
HBOS Treasury Services PLC
1.515% due 10/15/2004		25,000	24,985
1.520% due 10/15/2004		11,300	11,293
1.590% due 10/25/2004		50,000	49,947
1.635% due 11/22/2004		44,900	44,794
Rabobank USA Financial Corp.
1.860% due 10/01/2004		127,100	127,100
Republic of Italy
1.420% due 10/13/2004		18,000	17,991
Royal Bank of Scotland PLC
1.780% due 12/10/2004		119,100	118,664
TotalFinaElf Capital S.A.
1.880% due 10/01/2004		127,100	127,100
UBS Finance, Inc.
1.675% due 11/24/2004		2,000	1,995
1.690% due 11/29/2004		10,400	10,371
1.700% due 11/30/2004		500	498
1.835% due 12/22/2004		125,800	125,254
1.850% due 12/21/2004		400	398
1.940% due 01/25/2005		500	497

			2,592,543

Repurchase Agreement 1.0%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $45,888. Repurchase proceeds are $44,985.)		44,983	44,983

U.S. Treasury Bills 5.2%

1.538% due 12/02/2004-12/16/2004 (e)(f)(g)		237,940	236,991

Total Short-Term Instruments (Cost $3,323,399)			3,322,844

Total Investments 103.0% (Cost $4,712,116)			$4,715,069

Written Options (i) (0.1%) (Premiums $2,314)			(4,182)

Other Assets and Liabilities (Net) (2.9%)			(132,422)

Net Assets 100.0%			$4,578,465

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $3,738 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $2,779 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bobl 5-Year Note Long Futures	12/2004	429	$260
U.S. Treasury 10-Year Note Long Futures	12/2004	1,840	955
U.S. Treasury 5-Year Note Long Futures	12/2004	29	16

			$1,231

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 35

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2004 (Unaudited)

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	67,600	$456
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	123,800	739
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	297,000	699
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		$7,900	(334)
Lehman Brothers, Inc.	3-month LIBOR plus 1.150%	Receive	7.430%	10/01/2006		18,500	(1,180)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Receive	7.750%	06/15/2005		5,000	(171)

							$209

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	United Mexican States 11.500%due 05/15/2026	Sell	0.730%	06/20/2005	$2,920	$12
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,000	8
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	5,000	(13)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/21/2004	6,300	0
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	11,500	45
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	5,000	20
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	7,000	12
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,000	17
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	2,000	4
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	800	1
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	900	1
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	1,100	1
Merrill Lynch & Co., Inc.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.500%	01/16/2005	925	45
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	1,400	5
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	2,000	19
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	2,100	4
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	1,100	2

						$183

(i)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	$55,570	$1,089	$2,482
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	55,570	1,225	0
		Exercise Price
Call - OTC News America Holdings	Lehman Brothers, Inc.	$100		10/01/2006	18,500	0	1,700

						$2,314	$4,182

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$6,625	$7,258	$7,237
U.S. Treasury Note	4.250	08/15/2013	165,770	168,302	167,085

				$175,560	$174,322

(k)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3,921	10/2004	$0	$(138)	$(138)
Buy	EC	7,859	10/2004	150	0	150
Sell		17,410	10/2004	0	(505)	(505)

				$150	$(643)	$(493)

36  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Schedule of Investments

StocksPLUS Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.9%

Banking & Finance 3.1%

CIT Group, Inc.
7.125% due 10/15/2004	$2,000	$2,003
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)	2,000	2,001
7.500% due 03/15/2005	1,600	1,635
7.750% due 03/15/2005	400	409
2.060% due 07/18/2005 (a)	5,900	5,906
7.600% due 08/01/2005	8,600	8,932
General Motors Acceptance Corp.
3.820% due 03/04/2005 (a)	2,600	2,616
5.250% due 05/16/2005	3,100	3,156
2.880% due 10/20/2005 (a)	12,600	12,703
National Australia Bank Ltd.
2.355% due 05/19/2010 (a)	11,700	11,680
Phoenix Quake Wind Ltd.
4.455% due 07/03/2008 (a)	500	518
4.455% due 07/03/2008 (a)	600	622
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	6,100	6,098
Vita Capital Ltd.
3.325% due 01/01/2007 (a)	300	302

		58,581

Industrials 3.0%

Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	2,000	2,075
Alcan, Inc.
2.100% due 12/08/2004 (a)	6,300	6,300
AOL Time Warner, Inc.
5.625% due 05/01/2005	2,800	2,851
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	16,400	16,644
2.750% due 09/26/2005 (a)	1,100	1,106
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,454
Enron Corp.
8.000% due 08/15/2005 (b)	1,100	473
General Motors Corp.
7.500% due 05/15/2006	5,300	5,631
Host Marriott LP
8.375% due 02/15/2006	750	795
Kerr-McGee Corp.
5.375% due 04/15/2005	7,965	8,082
Kraft Foods, Inc.
1.960% due 11/26/2004 (a)	3,900	3,899
Waste Management, Inc.
7.000% due 10/01/2004	1,000	1,000

		56,310

Utilities 2.8%

Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	11,400	11,459
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	14,700	14,715
Sprint Capital Corp.
7.900% due 03/15/2005	1,500	1,537
7.125% due 01/30/2006	6,200	6,540
TXU Energy Co. LLC
2.380% due 01/17/2006 (a)	18,100	18,147

		52,398

Total Corporate Bonds & Notes (Cost $167,564)		167,289

MUNICIPAL BONDS & NOTES 0.2%

Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,075	3,079

Total Municipal Bonds & Notes (Cost $3,060)		3,079

U.S. GOVERNMENT AGENCIES 4.5%

Fannie Mae
1.960% due 03/25/2034 (a)	9,086	9,042
2.240% due 11/25/2032 (a)	5,931	5,937
2.816% due 05/01/2022 (a)	20	21
3.008% due 04/01/2018 (a)	71	72
4.100% due 07/01/2018 (a)	316	320
4.243% due 11/01/2027 (a)	90	92
4.337% due 11/01/2028 (a)	134	136
4.385% due 07/01/2028 (a)	89	90
4.409% due 04/01/2028 (a)	83	84
4.448% due 11/01/2028 (a)	106	108
4.766% due 12/01/2036 (a)	3,729	3,830
4.841% due 02/01/2027 (a)	12	13
5.000% due 04/25/2033	7,355	7,417
5.005% due 12/01/2023 (a)	7	7
5.039% due 09/01/2034 (a)	3,974	4,024
5.174% due 04/01/2033 (a)	2,360	2,420
5.598% due 08/01/2029 (a)	77	78
5.995% due 04/25/2020	8	8
6.000% due 01/01/2016-10/01/2033 (e)	8,382	8,797
6.500% due 09/01/2005-01/01/2033 (e)	1,157	1,210
6.500% due 09/25/2008 (c)	18	1
6.500% due 03/25/2023 (c)	253	12
7.000% due 02/01/2015-03/01/2015 (e)	3,342	3,549
7.500% due 09/01/2015-05/01/2016 (e)	2,621	2,790
8.000% due 03/01/2030-07/01/2031 (e)	541	588
Freddie Mac
3.319% due 12/01/2022 (a)	129	133
3.327% due 06/01/2022 (a)	105	108
3.640% due 07/01/2019 (a)	899	926
5.500% due 11/15/2015-08/15/2030 (e)	2,349	2,366
5.700% due 02/15/2031	2,119	2,144
6.000% due 03/01/2016-10/01/2033 (e)	12,142	12,567
6.500% due 10/25/2043	5,602	5,932
8.500% due 04/01/2025-06/01/2025 (e)	30	33
Government National Mortgage Association
2.211% due 09/20/2030 (a)	14	14
3.375% due 02/20/2026-02/20/2028 (a)(e)	2,566	2,591
4.625% due 12/20/2022-12/20/2027 (a)(e)	1,062	1,079
4.750% due 07/20/2018-07/20/2027 (a)(e)	5,054	5,125
8.000% due 04/20/2030	615	668

Total U.S. Government Agencies (Cost $84,343)		84,332

U.S. TREASURY OBLIGATIONS 9.0%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	80,577	86,113
3.625% due 01/15/2008 (g)	53,228	58,390
3.875% due 01/15/2009	462	520
4.250% due 01/15/2010	1,576	1,830
3.500% due 01/15/2011	871	986
3.000% due 07/15/2012	3,582	3,967
2.375% due 01/15/2025	7,034	7,330
U.S. Treasury Bond
6.250% due 05/15/2030	9,000	10,685

Total U.S. Treasury Obligations (Cost $168,288)		169,821

MORTGAGE-BACKED SECURITIES 4.8%

Bank Mart
3.107% due 03/01/2019 (a)(i)(k)	1,518	1,471
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	3,039	3,140
Bear Stearns Adjustable Rate Mortgage Trust
5.940% due 06/25/2032 (a)	655	656
5.378% due 01/25/2033 (a)	1,077	1,089
5.122% due 03/25/2033 (a)	1,680	1,692
4.330% due 01/25/2034 (a)	3,304	3,324
4.784% due 01/25/2034 (a)	6,026	6,080
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	5,308	5,430
CS First Boston Mortgage Securities Corp.
2.310% due 11/25/2031 (a)	544	545
2.240% due 02/25/2032 (a)	354	354
1.727% due 03/25/2032 (a)	4,770	4,775
5.060% due 06/25/2032 (a)	317	321
6.233% due 06/25/2032 (a)	497	502
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	269	269
Fund America Investors Corp.
3.510% due 06/25/2023 (a)	33	34
GSR Mortgage Loan Trust
2.190% due 01/25/2034 (a)	1,448	1,451
Impac CMB Trust
2.240% due 07/25/2033 (a)	4,984	4,989
2.220% due 10/25/2033 (a)	871	870
2.090% due 01/25/2034 (a)	4,850	4,856
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,488	3,471
Mellon Residential Funding Corp.
2.000% due 06/15/2030 (a)	9,263	9,224
Merrill Lynch Mortgage Investors, Inc.
2.822% due 01/25/2029 (a)	7,777	8,193
4.910% due 12/25/2032 (a)	1,363	1,361
Prime Mortgage Trust
2.240% due 02/25/2019 (a)	555	556
2.240% due 02/25/2034 (a)	2,116	2,117
Resecuritization Mortgage Trust
2.090% due 04/26/2021 (a)	18	17
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,780	1,813
Salomon Brothers Mortgage Securities VII, Inc.
4.574% due 12/25/2030 (a)	1,925	1,958
Structured Asset Mortgage Investments, Inc.
9.440% due 06/25/2029 (a)	2,377	2,553
Structured Asset Securities Corp.
2.140% due 10/25/2027 (a)	2,167	2,168
2.320% due 03/25/2031 (a)	607	625
2.000% due 08/25/2033 (a)	948	948
3.870% due 09/25/2036 (a)	41	41
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	391	394
3.066% due 02/27/2034 (a)	3,862	3,877
2.780% due 06/25/2042 (a)	8,868	8,960

		90,124

Total Mortgage-Backed Securities (Cost $90,011)		90,124

ASSET-BACKED SECURITIES 4.6%

AFC Home Equity Loan Trust
1.990% due 06/25/2028 (a)	1,444	1,443
Ameriquest Mortgage Securities, Inc.
2.150% due 05/25/2032 (a)	172	172
2.110% due 08/25/2032 (a)	863	864
1.920% due 05/25/2034 (a)	7,357	7,356
Amortizing Residential Collateral Trust
2.160% due 07/25/2032 (a)	1,220	1,222

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 37

Schedule of Investments (Cont.)

StocksPLUS Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
Chase Funding Mortgage Loan Asset-Backed Certificates
1.950% due 09/25/2021 (a)		$10,489	$10,495
2.210% due 10/25/2032 (a)		2,099	2,107
Countrywide Asset-Backed Certificates
2.090% due 07/25/2018 (a)		1,785	1,787
1.980% due 11/25/2020 (a)		46	46
1.930% due 06/25/2022 (a)		12,525	12,533
2.060% due 05/25/2029 (a)		719	719
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)		1,184	1,186
2.170% due 05/25/2043 (a)		1,623	1,624
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.890% due 10/25/2034 (a)		4,400	4,393
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)		5,038	5,047
Home Equity Asset Trust
2.090% due 04/25/2034 (a)		1,583	1,585
Indymac Home Equity Loan Asset-Backed Trust
2.290% due 10/25/2033 (a)		2,347	2,353
Irwin Home Equity Loan Trust
2.090% due 11/25/2028 (a)		7,663	7,665
Merrill Lynch CLO Pilgrim-3
2.260% due 06/23/2010 (a)		3,502	3,479
Novastar Home Equity Loan
2.115% due 04/25/2028 (a)		467	467
Residential Asset Mortgage Products, Inc.
2.090% due 02/25/2034 (a)		12,208	12,204
Residential Asset Securities Corp.
1.960% due 06/25/2025 (a)		3,019	3,021
2.140% due 01/25/2034 (a)		4,078	4,081
Structured Asset Investment Loan Trust
1.980% due 08/25/2010 (a)		1,001	1,001

Total Asset-Backed Securities (Cost $86,842)			86,850

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.5%

Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	9,750	8,360

Total Foreign Currency-Denominated Issues (Cost $9,629)			8,360

SOVEREIGN ISSUES 1.5%

Hydro - Quebec
2.142% due 09/29/2049 (a)		$1,200	1,133
Republic of Brazil
2.062% due 04/15/2006 (a)		3,728	3,724
10.000% due 01/16/2007		3,000	3,346
2.125% due 04/15/2009 (a)		706	693
2.125% due 04/15/2009 (a)		2,941	2,888
Russian Federation
8.750% due 07/24/2005		12,000	12,527
United Mexican States
2.290% due 01/13/2009 (a)		4,700	4,751

Total Sovereign Issues (Cost $25,428)			29,062

PURCHASED PUT OPTIONS 0.0%

	# of Contracts

Eurodollar June Futures (CME)
Strike @ 94.500 Exp. 06/13/2005		1,041	7
Eurodollar September Futures (CME)
Strike @ 93.250 Exp. 09/19/2005		2,114	27
S&P 500 Index December Futures (CME)
Strike @ 750.000 Exp. 12/17/2004		525	0
Strike @ 700.000 Exp. 12/17/2004		400	20
S&P 500 Index December Futures (OTC)
Strike @ 700.000 Exp. 12/31/2004		316	0
U.S. Treasury 10-Year Futures (CBOT)
6.000% due 12/31/2004
Strike @ 100.000 Exp. 11/26/2004		600	9

Total Purchased Put Options (Cost $136)			63

PREFERRED SECURITY 0.5%

	Shares

DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,815

Total Preferred Security (Cost $9,564)			9,815

SHORT-TERM INSTRUMENTS 64.4%

	Principal Amount (000s)

Certificates of Deposit 7.9%

Bank of America N.A.
1.640% due 11/10/2004		$35,400	35,400
Citibank New York N.A.
1.600% due 11/12/2004		34,400	34,400
1.650% due 11/15/2004		700	700
1.650% due 11/19/2004		100	100
1.750% due 12/07/2004		1,200	1,200
1.880% due 12/22/2004		1,100	1,100
1.920% due 12/29/2004		18,100	18,100
Wells Fargo Bank N.A.
1.600% due 10/04/2004		100	100
1.610% due 10/05/2004		36,300	36,300
1.620% due 10/06/2004		600	600
1.650% due 10/07/2004		16,900	16,900
1.780% due 11/12/2004		2,800	2,800

			147,700

Commercial Paper 41.1%

Altria Group, Inc.
1.800% due 10/29/2004		2,100	2,100
Comcast Corp.
2.090% due 10/22/2004		12,100	12,085
Danske Corp.
1.665% due 11/22/2004		39,700	39,605
1.765% due 12/09/2004		16,100	16,042
1.785% due 12/16/2004		1,100	1,096
Delphi Corp.
2.090% due 04/11/2005		8,800	8,793
Fannie Mae
1.010% due 10/01/2004		11,000	11,000
1.455% due 10/06/2004		22,600	22,595
1.530% due 10/20/2004		18,000	17,985
1.559% due 10/27/2004		8,400	8,390
1.180% due 11/01/2004		36,200	36,151
1.690% due 11/08/2004		18,600	18,567
1.578% due 11/17/2004		17,300	17,264
1.579% due 11/17/2004		16,600	16,565
1.635% due 11/24/2004		38,000	37,901
1.594% due 12/01/2004		18,100	18,043
1.687% due 12/01/2004		29,700	29,606
1.731% due 12/08/2004		13,300	13,253
1.739% due 12/08/2004		18,600	18,534
1.760% due 12/08/2004		37,300	37,168
1.780% due 12/15/2004		37,900	37,751
Federal Home Loan Bank
1.740% due 10/20/2004		7,300	7,293
Freddie Mac
1.450% due 10/05/2004		12,500	12,498
1.540% due 10/18/2004		17,200	17,188
1.560% due 10/20/2004		18,100	18,085
1.545% due 10/25/2004		15,400	15,384
1.540% due 11/08/2004		11,500	11,481
1.777% due 12/14/2004		37,900	37,753
General Electric Capital Corp.
1.800% due 12/14/2004		51,000	50,802
HBOS Treasury Services PLC
1.320% due 10/01/2004		1,100	1,100
1.515% due 10/15/2004		16,300	16,290
1.785% due 12/09/2004		18,500	18,433
1.780% due 12/10/2004		19,800	19,728
Rabobank USA Financial Corp.
1.860% due 10/01/2004		20,300	20,300
Royal Bank of Scotland PLC
1.780% due 12/10/2004		51,000	50,813
UBS Finance, Inc.
1.675% due 11/24/2004		4,200	4,189
1.690% due 11/29/2004		49,000	48,864
1.700% due 11/30/2004		800	797
1.850% due 12/21/2004		1,600	1,593

			773,085

Repurchase Agreement 3.2%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $10,263 and Freddie Mac 2.875% due 09/15/2005 valued at $51,004. Repurchase proceeds are $60,059.)		60,057	60,057

U.S. Treasury Bills 12.2%

1.567% due 12/02/2004-12/16/2004 (e)(f)(g)		229,325	228,451

Total Short-Term Instruments (Cost $1,209,518)			1,209,293

Total Investments 98.9% (Cost $1,854,383)			$1,858,088

Other Assets and Liabilities (Net) 1.1%			20,713

Net Assets 100.0%			$1,878,801

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $748 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

38  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(g)	Securities with an aggregate market value of $124,360 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,118	$(234)
Eurodollar September Long Futures	09/2005	2,037	(86)
Eurodollar December Long Futures	12/2004	124	(7)
Euribor December Long Futures	12/2005	530	327
Euribor June Long Futures	06/2005	468	393
Euribor Purchased Put Options Strike @ 92.500	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 95.000	03/2005	160	(3)
Euribor Purchased Put Options Strike @ 95.875	12/2004	80	(1)
Euribor Purchased Put Options Strike @ 96.375	12/2004	548	(8)
Euribor September Long Futures	09/2005	365	337
Euro-Bobl 5-Year Note Long Futures	12/2004	16	14
Euro-Bund 10-Year Note Long Futures	12/2004	33	(14)
Government of Japan 10-Year Note Long Futures	12/2004	22	300
S&P 500 Index December Long Futures	12/2004	8,913	1,280
S&P 500 Index December Long Futures	12/2004	4,563	2,468
U.S. Treasury 10-Year Note Long Futures	12/2004	2,027	790
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 93.875	06/2005	1,200	(13)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	1,616	469

			$6,003

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	$(58)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(84)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(409)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(158)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2009		$3,900	97
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		10,600	269

							$(343)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	$5,300	$11

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.040%	04/29/2005	11,569	$0
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.050%	06/17/2005	45,088	0

					$0

(i)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
Bank Mart	07/07/1995	$1,523	$1,471	0.08%

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 39

Schedule of Investments (Cont.)

StocksPLUS Fund

September 30, 2004 (Unaudited)

(j)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.250	05/15/2030	27,800	$33,004	$32,945
U.S. Treasury Note	3.625	05/15/2013	34,100	33,277	33,559
U.S. Treasury Note	4.250	11/15/2013	30,400	30,801	31,047
U.S. Treasury Note	4.000	02/15/2014	128,500	127,547	128,626

				$224,629	$226,177

(k)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EC	5,140	10/2004	$0	$(149)	$(149)
Sell	N$	11,459	10/2004	0	(205)	(205)

				$0	$(354)	$(354)

(k)	The aggregate value of fair valued securities is $1,471, which is 0.08% of net assets, which have not been valued utilizing an independent quote and pursuant to guidelines established by the Board of Trustees.

40  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Summary Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
CORPORATE BONDS & NOTES

Banking & Finance

Total Banking & Finance (b)		$1,918,401	2.5%

Industrials

Total Industrials (b)		1,129,970	1.5%

Utilities

Total Utilities (b)		287,471	0.4%

Total Corporate Bonds & Notes (Cost $3,258,174)		3,335,842	4.4%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (b) (Cost $1,712,055)		1,728,065	2.3%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.500% due 10/01/2017	$308,603	319,744	0.4%
5.500% due 11/01/2017	243,030	251,802	0.3%
5.000% due 06/01/2018	322,780	328,739	0.4%
5.000% due 11/01/2018	323,126	329,077	0.4%
5.000% due 10/19/2019	3,637,800	3,695,779	4.9%
5.000% due 03/01/2034	605,405	600,772	0.8%
5.000% due 10/14/2034	2,891,100	2,861,287	3.8%
5.500% due 10/14/2034	2,902,900	2,941,909	3.9%
0.000%-1000.000% due 10/01/2004-12/01/2050 (a)(d)	4,798,299	4,960,932	6.5%
Federal Home Loan Bank
1.240%-5.500% due 01/21/2005-03/15/2015 (a)	4,687	4,697	0.0%
Freddie Mac
1.890%-1007.500% due 11/01/2004-03/25/2044 (a)	1,906,104	1,978,460	2.6%
Government National Mortgage Association
2.178%-17.000% due 03/15/2005-11/15/2042 (a)	958,176	994,036	1.3%
Other U.S. Government Agencies (b)		651,135	0.9%

Total U.S. Government Agencies (Cost $19,684,401)		19,918,369	26.2%

U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007	269,824	288,364	0.4%
3.625% due 01/15/2008	1,017,432	1,116,116	1.5%
3.875% due 01/15/2009	1,636,463	1,842,748	2.4%
4.250% due 01/15/2010	1,046,239	1,214,577	1.6%
3.500% due 01/15/2011	984,551	1,114,658	1.5%
3.000% due 07/15/2012	459,257	508,681	0.7%
2.000%-3.375% due 01/15/2012-01/15/2025 (a)	208,323	226,908	0.3%
U.S. Treasury Bonds
5.375% due 02/15/2031	297,400	318,683	0.3%
6.000%-6.250% due 02/15/2026 - 05/15/2030 (a)	286,420	334,852	0.5%
U.S. Treasury Notes
2.500% due 09/30/2006	3,809,300	3,802,302	5.0%
2.125%-4.875% due 10/31/2004-02/15/2012 (a)	4,955	5,089	0.0%

Total U.S. Treasury Obligations (Cost $10,657,614)		10,772,978	14.2%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (b) (Cost $1,509,032)		1,528,245	2.0%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (Cost $1,882,714)		1,852,659	2.4%

SOVEREIGN ISSUES

United Mexican States
8.300% due 08/15/2031	246,890	281,455	0.4%
Other Sovereign Issues (b)		1,155,833	1.5%

Total Sovereign Issues (Cost $1,300,930)		1,437,288	1.9%

FOREIGN CURRENCY-DENOMINATED ISSUES

Total Foreign Currency-Denominated Issues (b) (Cost $362,484)		484,673	0.6%

PURCHASED PUT OPTIONS

Total Purchased Put Options (b) (Cost $0)		0	0.0%

SHORT-TERM INSTRUMENTS

Certificates of Deposit

Citibank New York N.A.
1.540%-1.920% due 10/22/2004-12/29/2004 (a)	2,289,600	2,289,600	3.0%
Wells Fargo Bank N.A.
1.600%-1.780% due 10/04/2004-11/12/2004 (a)	1,790,800	1,790,800	2.4%
Other Certificates of Deposit (b)		143,800	0.2%

		4,224,200	5.6%

Commercial Paper

ABN AMRO North America
1.480%-1.945% due 10/06/2004-01/31/2005 (a)	462,200	459,430	0.6%
Anz (Delaware), Inc.
1.480%-1.845% due 10/07/2004-12/17/2004 (a)	709,500	707,551	0.9%
ASB Bank Ltd.
1.545%-1.895% due 10/14/2004-12/29/2004 (a)	399,300	398,678	0.5%
Bank of Ireland
1.580%-1.960% due 10/18/2004-01/27/2005 (a)	929,700	927,953	1.2%
Barclays U.S. Funding Corp.
1.610%-1.950% due 10/21/2004-01/27/2005 (a)	560,800	559,436	0.7%
CBA (de) Finance
1.470%-1.890% due 10/06/2004-12/29/2004 (a)	1,379,800	1,375,923	1.8%
Danske Corp.
1.480%-1.940% due 10/06/2004-01/31/2005 (a)	1,463,580	1,459,213	1.9%
Den Norske Bank ASA
1.500%-1.980% due 10/06/2004-02/01/2005 (a)	1,495,400	1,490,560	2.0%
Dexia Delaware LLC
1.485%-1.855% due 10/01/2004-12/23/2004 (a)	827,600	827,061	1.1%
Fannie Mae
1.180%-1.920% due 10/06/2004-12/29/2004 (a)	7,494,597	7,477,484	9.8%
Federal Home Loan Bank
1.437%-1.845% due 10/01/2004-12/27/2004 (a)	3,694,736	3,688,965	4.9%
ForeningsSparbanken AB
1.530%-1.900% due 10/04/2004-12/20/2004 (a)	887,600	885,298	1.2%

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 41

Summary Schedule of Investments (Cont.)

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
Freddie Mac
1.455%-1.930% due 10/05/2004-01/31/2005 (a)	$4,730,468	$4,717,493	6.2%
General Electric Capital Corp.
1.500%-1.800% due 10/01/2004-12/16/2004 (a)	470,475	469,378	0.6%
General Motors Acceptance Corp.
2.362%-2.535% due 03/21/2005-04/05/2005 (a)	245,710	243,143	0.3%
HBOS Treasury Services PLC
1.320%-1.955% due 10/01/2004-01/31/2005 (a)	1,777,999	1,773,771	2.4%
ING U.S. Funding LLC
1.470%-1.940% due 10/01/2004-01/25/2005 (a)	592,176	590,687	0.8%
Lloyds Bank PLC
1.485%-1.530% due 10/01/2004-10/22/2004 (a)	244,900	244,889	0.3%
Nordea North America, Inc.
1.600%-1.970% due 10/20/2004-01/31/2005 (a)	674,830	671,415	0.9%
Pfizer, Inc.
1.450%-1.710% due 10/04/2004-12/14/2004 (a)	543,900	542,666	0.7%
Rabobank USA Financial Corp.
1.860%-1.970% due 10/01/2004-01/28/2005 (a)	473,138	470,806	0.6%
Royal Bank of Scotland PLC
1.540%-1.835% due 10/12/2004-12/22/2004 (a)	435,000	434,244	0.6%
Shell Finance (UK) PLC
1.510%-1.950% due 10/01/2004-01/28/2005 (a)	523,100	521,827	0.7%
Spintab AB
1.505%-1.970% due 10/05/2004-01/31/2005 (a)	795,900	793,301	1.1%
Svenska Handelsbanken, Inc.
1.600%-1.955% due 10/27/2004-01/31/2005 (a)	1,685,750	1,680,350	2.2%
TotalFinaElf Capital S.A.
1.790%-1.880% due 10/01/2004-12/16/2004 (a)	486,100	485,009	0.7%
UBS Finance, Inc.
1.480%-1.955% due 10/01/2004-01/31/2005 (a)	1,755,625	1,749,275	2.3%
UniCredit Delaware
1.545%-1.840% due 10/22/2004-12/20/2004 (a)	253,000	252,452	0.3%
Westpac Capital Corp.
1.405%-1.970% due 10/04/2004-01/28/2005 (a)	1,480,431	1,475,138	1.9%
Westpac Trust Securities NZ Ltd.
1.520%-1.790% due 10/15/2004-12/15/2004 (a)	392,800	391,957	0.5%
Other Commercial Paper (b)		1,377,833	1.8%

		39,143,186	51.5%

Repurchase Agreements

Lehman Brothers, Inc.
1.420%-1.933% due 10/01/2004 (a) (Dated 09/30/2004. Collateralized by U.S. Treasury Bonds 6.750% due 08/15/2026 valued at $32,196. Repurchase proceeds are $31,201.)	31,200	31,200	0.0%
State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $8,869; 2.000% due 01/15/2006 valued at $178,519 and Freddie Mac 2.875% due 09/15/2005 valued at $25,502. Repurchase proceeds are $208,701.)	208,693	208,693	0.3%

		239,893	0.3%

U.S. Treasury Bills

1.420%-1.933% due 10/07/2004-03/24/2005 (a)(c)(e)	1,459,307	1,454,395	1.9%

Total Short-Term Instruments (Cost $45,063,655)		45,061,674	59.3%

Total Investments (Cost $85,431,059)		$86,119,793	113.3%

Written Options (h) (Premiums $119,505)		$(99,690)	(0.1)%

Other Assets and Liabilities (Net)		(10,007,897)	(13.2)%

Net Assets		$76,012,206	100.0%

Notes to Summary Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of September 30, 2004.
(c)	Securities with an aggregate market value of $37,389 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(d)	The Grouping contains an interest only security.
(e)	Securities with an aggregate market value of $435,873 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	42,005	$499
Eurodollar September Long Futures	09/2005	24,448	4,081
Eurodollar December Long Futures	12/2004	11,217	(220)
Eurodollar December Long Futures	12/2005	5,587	6,291
Euribor December Long Futures	12/2005	27,342	6,952
Euribor June Long Futures	06/2005	1,500	752
Euribor September Long Futures	09/2005	18,670	16,143
Euribor Written Put Options Strike @ 97.000	12/2004	3,044	3,093
Euro-Bobl 5-Year Note Long Futures	12/2004	20,048	10,141
Euro-Bund 10-Year Note Long Futures	12/2004	36,404	1,360
Government of Japan 10-Year Note Long Futures	12/2004	880	11,841
U.S. Treasury 10-year Note Long Futures	12/2004	100,086	51,494
U.S. Treasury 30-year Bond Long Futures	12/2004	1,112	(1,588)
U.S. Treasury 5-year Note Long Futures	12/2004	8,979	1,873
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	6,432	2,416

			$115,128

(f)	Principal amount of security is adjusted for inflation.

42  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(g)	The aggregative value of fair valued securities is $123,607, which is 0.16% of net assets, which have not been utilizing an independent quote and valued pursuant to by the Board of Trustees.

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP	326,480	$(3,004)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		345,600	(9,123)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		336,300	440
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		38,100	(207)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		134,100	(1,896)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		48,500	(613)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		5,800	63
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		116,400	(938)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2017		77,300	(480)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		96,900	(2,242)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		152,600	(2,780)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017	EC	560,700	18,634
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017		62,000	2,139
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032		243,700	8,934
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		781,400	19,291
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		59,900	1,193
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(2,197)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(2,332)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(8,868)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(16,292)
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2009		$1,216,500	47,237
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		81,150	926
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2009		282,700	7,090
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		443,400	(5,468)
J.P. Morgan Chase & Co.	3-month LIBOR	Pay	4.000%	12/15/2009		2,223,200	89,826
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		295,800	(3,624)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		1,760,900	42,898

							$178,607

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$10,100	$32
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	9,000	36
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,670	43
Goldman Sachs & Co.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.000%	01/16/2005	10,000	469
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	5,000	20
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	9,000	37
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	27.650%	11/26/2004	10,000	426
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	28.000%	11/27/2004	10,000	454
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	28.000%	12/11/2004	10,000	560
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	1,400	2
Lehman Brothers, Inc.	Niagara Mohawk Power Corp. 7.750% due 10/01/2008	Sell	0.650%	12/31/2004	50,000	63
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	10,000	8
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	37,800	72
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	9,700	14
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	2,100	3
Merrill Lynch & Co., Inc.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.500%	01/16/2005	8,500	412
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	16,000	58
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	30,700	93
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	10,100	94
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 3/31/2030	Sell	1.000%	07/20/2005	7,700	16
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.500% due 07/15/2006	Sell	0.215%	02/26/2007	103,300	279
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	56

						$3,247

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 43

Summary Schedule of Investments (Cont.)

Total Return Fund

September 30, 2004 (Unaudited)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.550%	10/01/2004	$61,300	$0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	96,400	0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	96,900	0
Wachovia Bank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.400%	03/01/2005	112,800	0
Citibank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.350%	04/01/2005	108,500	0

					$0

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/26/2004	49,145	$33,995	$28,412
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	22,511	16,297	6,683
Put - CBOT U.S. Treasury Note December Futures	111.000	11/26/2004	10,919	3,853	5,631

				$54,145	$40,726

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$320,600	$1,529	$0
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	272,800	11,361	30,124
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	272,800	11,020	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.000	%**	10/19/2004	135,500	5,468	14,962
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.000	%*	10/19/2004	135,500	5,468	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.200	%**	11/02/2004	25,200	791	1,519
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.700	%*	11/02/2004	185,200	5,978	0
Put - OTC 7-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	6.700	%*	11/02/2004	400,000	13,710	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%**	01/07/2005	76,300	1,593	5,556
Put - OTC 7-Year Interest Rate Swap	Bank of America	7.000	%*	01/07/2005	76,300	2,888	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	01/07/2005	500	17	3
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	93,100	2,367	6,778
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	94,100	3,102	0
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	4.000	%**	01/07/2005	500	17	3
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	700	20	8
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	700	12	4
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005	500	14	6
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005	500	5	1

						$65,360	$58,964

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.000	02/15/2026	$58,800	$67,057	$65,301
U.S. Treasury Bond	6.250	05/15/2030	11,395	13,528	13,166
U.S. Treasury Bond	5.375	02/15/2031	81,760	87,611	86,896
U.S. Treasury Note	3.875	02/15/2013	167,700	166,704	166,298
U.S. Treasury Note	4.750	05/15/2014	777,900	816,796	811,353

				$1,151,696	$1,143,014

(k)	Restricted securities as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	07/21/1992	$1,618	$1,550	0.00%
First Interstate Bancorp	01/04/1990	25	24	0.00%
First Interstate Bancorp	01/04/1990	2	2	0.00%
Goldman Sachs Mortgage Corp.	06/24/1993	4,443	4,568	0.01%
Mazda Manufacturing Corp.	03/31/1992 - 08/30/1993	1,291	1,228	0.00%
United Airlines, Inc.	12/28/2001	10,500	2,741	0.00%
United Telecom, Inc.	09/22/2003	728	737	0.00%
United Telephone Company of the Northwest	05/02/2002	2,635	2,894	0.00%
Wilmington Trust Co.	03/31/1992 - 08/30/1993	297	305	0.00%

		$21,539	$14,049	0.01%

44  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

(l)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	867	10/2004	$0	$(20)	$(20)
Buy	BR	49,290	10/2004	1,443	0	1,443
Buy		47,450	11/2004	878	0	878
Buy		51,900	12/2004	461	0	461
Buy	C$	509,886	10/2004	11,708	0	11,708
Buy	CP	14,564,414	11/2004	1,103	0	1,103
Buy		10,484,146	12/2004	123	0	123
Sell	EC	674,508	10/2004	0	(19,546)	(19,546)
Buy	H$	120,037	10/2004	0	(29)	(29)
Buy		124,123	11/2004	0	(12)	(12)
Buy		134,483	12/2004	0	(2)	(2)
Buy	JY	141,230,232	10/2004	5,582	0	5,582
Buy	KW	17,895,190	10/2004	186	0	186
Buy		18,585,769	11/2004	101	0	101
Buy		20,414,000	12/2004	0	(83)	(83)
Buy	MP	182,846	11/2004	52	0	52
Buy		193,950	12/2004	111	0	111
Sell	N$	56,083	10/2004	0	(1,002)	(1,002)
Buy	PN	54,642	11/2004	250	0	250
Buy		61,683	12/2004	91	0	91
Buy	PZ	59,498	11/2004	203	0	203
Buy		59,689	12/2004	198	0	198
Buy	RP	1,188,744	12/2004	0	(233)	(233)
Buy	RR	438,671	10/2004	94	0	94
Buy		455,028	11/2004	156	0	156
Buy		527,623	12/2004	30	0	30
Buy	S$	26,023	10/2004	287	0	287
Buy		26,983	11/2004	256	0	256
Buy		29,492	12/2004	54	0	54
Buy	SV	517,206	11/2004	306	0	306
Buy		592,714	12/2004	155	0	155
Buy	T$	528,589	11/2004	34	0	34
Buy		574,533	12/2004	0	(63)	(63)

				$23,862	$(20,990)	$2,872

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 45

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Foreign Bond Fund (U.S. Dollar-Hedged)

Class R
09/30/2004 +	$10.52	$0.12	$0.00	$0.12	$(0.11)	$0.00	$0.00
03/31/2004	10.70	0.26	0.02	0.28	(0.25)	(0.21)	0.00
12/31/2002 - 03/31/2003	10.58	0.09	0.11	0.20	(0.05)	0.00	(0.03)

High Yield Fund

Class R
09/30/2004 +	$9.69	$0.30	$0.05	$0.35	$(0.31)	$0.00	$0.00
03/31/2004	8.90	0.61	0.81	1.42	(0.63)	0.00	0.00
12/31/2002 - 03/31/2003	8.52	0.17	0.38	0.55	(0.17)	0.00	0.00

Low Duration Fund

Class R
09/30/2004 +	$10.31	$0.06	$(0.03)	$0.03	$(0.07)	$0.00	$0.00
03/31/2004	10.33	0.14	0.07	0.21	(0.18)	(0.05)	0.00
12/31/2002 - 03/31/2003	10.27	0.05	0.07	0.12	(0.06)	0.00	0.00

Real Return Fund

Class R
09/30/2004 +	$11.79	$0.21	$(0.17)	$0.04	$(0.25)	$0.00	$0.00
03/31/2004	11.42	0.20	1.00	1.20	(0.32)	(0.51)	0.00
12/31/2002 - 03/31/2003	11.26	0.07	0.16	0.23	(0.07)	0.00	0.00

Short-Term Fund

Class R
09/30/2004 +	$10.07	$0.04	$(0.02)	$0.02	$(0.04)	$0.00	$0.00
03/31/2004	10.04	0.07	0.07	0.14	(0.10)	(0.01)	0.00
12/31/2002 - 03/31/2003	9.99	0.04	0.06	0.10	(0.05)	0.00	0.00

StocksPLUS Fund

Class R
09/30/2004 +	$9.63	$0.02	$(0.11)	$(0.09)	$(0.25)	$0.00	$0.00
03/31/2004	7.71	0.05	2.56	2.61	(0.69)	0.00	0.00
12/31/2002 - 03/31/2003	7.90	0.02	(0.21)	(0.19)	0.00	0.00	0.00

Total Return Fund

Class R
09/30/2004 +	$10.94	$0.08	$(0.01)	$0.07	$(0.09)	$0.00	$0.00
03/31/2004	10.79	0.19	0.38	0.57	(0.24)	(0.18)	0.00
12/31/2002 - 03/31/2003	10.67	0.08	0.12	0.20	(0.08)	0.00	0.00

46  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate

Foreign Bond Fund (U.S. Dollar-Hedged)

Class R
09/30/2004 +	$(0.11)	$10.53	1.11%	$94	1.20	%*	2.24	%*	250%
03/31/2004	(0.46)	10.52	2.71	73	1.22	(b)	2.46		711
12/31/2002 - 03/31/2003	(0.08)	10.70	1.93	10	1.20	*	3.02	*	589

High Yield Fund

Class R
09/30/2004 +	$(0.31)	$9.73	3.73%	$4,185	1.15	%*	6.36	%*	36%
03/31/2004	(0.63)	9.69	16.33	1,342	1.15		6.32		105
12/31/2002 - 03/31/2003	(0.17)	8.90	6.44	11	1.15	*	7.57	*	129

Low Duration Fund

Class R
09/30/2004 +	$(0.07)	$10.27	0.28%	$3,142	1.15	%*	1.16	%*	75%
03/31/2004	(0.23)	10.31	2.00	1,490	1.15		1.36		247
12/31/2002 - 03/31/2003	(0.06)	10.33	1.21	10	1.15	*	2.09	*	218

Real Return Fund

Class R
09/30/2004 +	$(0.25)	$11.58	0.43%	$19,504	1.15	%*	3.73	%*	197%
03/31/2004	(0.83)	11.79	10.95	8,240	1.15		1.75		308
12/31/2002 - 03/31/2003	(0.07)	11.42	2.02	10	1.15	*	2.36	*	191

Short-Term Fund

Class R
09/30/2004 +	$(0.04)	$10.05	0.18%	$464	1.15	%*	0.81	%*	113%
03/31/2004	(0.11)	10.07	1.38	48	1.15		0.75		268
12/31/2002 - 03/31/2003	(0.05)	10.04	0.95	10	1.15	*	1.66	*	77

StocksPLUS Fund

Class R
09/30/2004 +	$(0.25)	$9.29	(0.91)%	$541	1.30	%*	0.49	%*	107%
03/31/2004	(0.69)	9.63	34.07	135	1.30		0.47		287
12/31/2002 - 03/31/2003	0.00	7.71	(2.41)	10	1.30	*	(16.53	)*	282

Total Return Fund
Class R
09/30/2004 +	$(0.09)	$10.92	0.63%	$60,125	1.15	%*	1.48	%*	231%
03/31/2004	(0.42)	10.94	5.42	31,079	1.15		1.69		273
12/31/2002 - 03/31/2003	(0.08)	10.79	1.90	2,099	1.15	*	2.91	*	234

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.20%.

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 47

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts	Foreign Bond Fund (U.S. Dollar- Hedged)	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund
Assets:

Investments, at value	$1,871,005	$7,110,456	$15,328,797	$15,390,213	$4,715,069	$1,858,088	$86,119,793
Cash	250	11,079	2,049	14,416	1	134	27,643
Foreign currency, at value	31,738	4,553	91,538	3,611	2,736	9,808	497,786
Receivable for investments sold	854	12,034	1,749	0	0	116	641,937
Receivable for investments sold on delayed delivery basis	347,866	0	0	917,523	174,322	228,330	2,634,011
Unrealized appreciation on forward foreign currency contracts	768	461	1,471	0	150	0	23,862
Receivable for Fund shares sold	3,298	13,592	55,601	49,132	7,804	10,018	222,602
Interest and dividends receivable	24,347	134,386	38,056	129,710	14,334	4,255	233,210
Variation margin receivable	1,310	380	1,364	0	8,773	6,457	7,276
Swap premiums paid	16,817	2,742	11,409	20,463	1,338	60	71,026
Unrealized appreciation on swap agreements	4,640	6,532	9,887	5,967	2,090	377	241,918
Other assets	0	0	0	0	19	0	0

	2,302,893	7,296,215	15,541,921	16,531,035	4,926,636	2,117,643	90,721,064

Liabilities:

Payable for investments purchased	$36,627	$62,960	$743,844	$2,067	$124,084	$0	$12,324,529
Payable for investments purchased on delayed delivery basis	258,482	0	160,512	3,481,340	6,258	0	157,738
Unrealized depreciation on forward foreign currency contracts	19,995	7,239	2,315	5,372	643	354	20,990
Payable for short sale	349,547	0	0	909,255	175,560	224,629	1,151,696
Written options outstanding	11,203	10,832	0	2,628	4,182	0	99,690
Payable for Fund shares redeemed	2,763	28,580	28,014	36,782	21,509	1,315	575,995
Dividends payable	327	9,349	2,659	1,135	897	0	19,467
Interest payable	0	0	0	0	0	2,424	0
Accrued investment advisory fee	323	1,463	2,982	2,444	956	611	15,617
Accrued administration fee	423	1,870	2,860	3,137	955	431	13,823
Accrued distribution fee	102	1,207	869	1,849	206	212	5,992
Accrued servicing fee	126	678	905	1,477	273	82	3,206
Variation margin payable	3,019	196	673	1,635	9,093	7,216	39,472
Swap premiums received	3,198	5,630	7,930	9,601	1,045	803	208,393
Unrealized depreciation on swap agreements	31,602	3,646	12,909	36,140	1,698	709	60,064
Other liabilities	1,656	11	0	936	812	56	12,186

	719,393	133,661	966,472	4,495,798	348,171	238,842	14,708,858

Net Assets	$1,583,500	$7,162,554	$14,575,449	$12,035,237	$4,578,465	$1,878,801	$76,012,206

Net Assets Consist of:

Paid in capital	$1,535,264	$7,275,657	$14,492,924	$11,423,013	$4,569,804	$2,196,075	$73,121,482
Undistributed (overdistributed) net investment income	(66,365)	(54,882)	33,306	150,510	2,129	(142,182)	672,954
Accumulated undistributed net realized gain (loss)	10,246	(371,201)	30,918	55,543	5,743	(177,278)	1,210,032
Net unrealized appreciation	104,355	312,980	18,301	406,171	789	2,186	1,007,738

	$1,583,500	$7,162,554	$14,575,449	$12,035,237	$4,578,465	$1,878,801	$76,012,206

Net Assets:

Class R	$94	$4,185	$3,142	$19,504	$464	$541	$60,125
Other Classes	1,583,406	7,158,369	14,572,307	12,015,733	4,578,001	1,878,260	75,952,081

Shares Issued and Outstanding:
Class R	9	430	306	1,685	46	58	5,504

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class R	$10.53	$9.73	$10.27	$11.58	$10.05	$9.29	$10.92
Cost of Investments Owned	$1,720,112	$6,797,412	$15,301,666	$14,967,668	$4,712,116	$1,854,383	$85,431,059

Cost of Foreign Currency Held	$31,416	$4,547	$90,512	$3,568	$2,706	$9,700	$492,187

48  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

Statements of Operations

Period ended September 30, 2004 (Unaudited)

Amounts in thousands	Foreign Bond Fund (U.S. Dollar- Hedged)	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund
Investment Income:

Interest, net of foreign taxes	$26,151	$258,999	$166,982	$304,822	$42,926	$15,137	$988,824
Dividends	99	2,128	2,083	4	0	142	0
Miscellaneous income	38	643	28	3	251	4	306

Total Income	26,288	261,770	169,093	304,829	43,177	15,283	989,130

Expenses:

Investment advisory fees	1,918	8,663	18,201	14,144	5,758	3,535	93,290
Administration fees	2,522	11,162	17,510	18,210	5,818	2,519	82,814
Distribution fees – Class R	0	3	3	16	0	0	54
Servicing fees – Class R	0	3	3	16	0	0	54
Distribution and/or servicing fees – Other Classes	1,408	11,643	11,100	19,631	2,964	1,967	58,183
Trustees’ fees	1	7	14	10	4	2	70
Interest expense	6	6	10	23	19	0	0

Total Expenses	5,855	31,487	46,841	52,050	14,563	8,023	234,465

Net Investment Income	20,433	230,283	122,252	252,779	28,614	7,260	754,665

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(5,292)	30,909	(3,312)	33,646	(3,558)	(9,673)	90,083
Net realized gain (loss) on futures contracts, options and swaps	5,744	3,106	25,736	30,444	12,733	(39,688)	570,110
Net realized gain (loss) on foreign currency transactions	13,353	18,541	956	3,858	128	(116)	27,987
Net change in unrealized appreciation (depreciation) on investments	(12,439)	(26,154)	(51,295)	(224,858)	(7,882)	190	(439,763)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	14,263	13,701	(16,011)	(9,420)	(6,526)	27,567	(265,311)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(15,186)	(14,009)	(8,284)	(6,671)	(604)	(250)	(82,746)

Net Gain (Loss)	443	26,094	(52,210)	(173,001)	(5,709)	(21,970)	(99,640)

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,876	$256,377	$70,042	$79,778	$22,905	$(14,710)	$655,025

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 49

Statements of Changes in Net Assets

Amounts in thousands	Foreign Bond Fund (U.S. Dollar-Hedged)		High Yield Fund		Low Duration Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$20,433	$45,948	$230,283	$501,442	$122,252	$247,661
Net realized gain (loss)	13,805	39,442	52,556	203,499	23,380	86,675
Net change in unrealized appreciation (depreciation)	(13,362)	(38,687)	(26,462)	388,174	(75,590)	9,189

Net increase (decrease) resulting from operations	20,876	46,703	256,377	1,093,115	70,042	343,525

Distributions to Shareholders:

From net investment income
Class R	(1)	(1)	(86)	(31)	(15)	(29)
Other Classes	(18,738)	(42,584)	(233,516)	(509,191)	(135,315)	(308,870)
From net realized capital gains
Class R	0	(2)	0	0	0	(24)
Other Classes	0	(30,500)	0	0	0	(64,471)

Total Distributions	(18,739)	(73,087)	(233,602)	(509,222)	(135,330)	(373,394)

Fund Share Transactions:

Receipts for shares sold
Class R	59	102	2,944	1,601	1,832	7,724
Other Classes	325,402	980,589	1,507,237	6,751,939	3,250,137	10,381,670
Issued as reinvestment of distributions
Class R	1	3	86	31	14	53
Other Classes	16,478	65,055	172,268	362,450	114,688	315,594
Cost of shares redeemed
Class R	(39)	(41)	(261)	(313)	(194)	(6,276)
Other Classes	(339,872)	(772,018)	(1,942,889)	(6,110,634)	(3,519,914)	(7,831,908)
Net increase (decrease) resulting from Fund share transactions	2,029	273,690	(260,615)	1,005,074	(153,437)	2,866,857
Fund Redemption Fee	6	0	50	0	31	0

Total Increase (Decrease) in Net Assets	4,172	247,306	(237,790)	1,588,967	(218,694)	2,836,988

Net Assets:

Beginning of period	1,579,328	1,332,022	7,400,344	5,811,377	14,794,143	11,957,155

End of period *	$1,583,500	$1,579,328	$7,162,554	$7,400,344	$14,575,449	$14,794,143

* Including undistributed (overdistributed) net investment income of:	$(66,365)	$(68,059)	$(54,882)	$(51,563)	$33,306	$46,384

50  PIMCO Bond Funds Semi-Annual Report   |  09.30.04  |  See accompanying notes

	Real Return Fund		Short-Term Fund		StocksPLUS Fund		Total Return Fund
Amounts in thousands	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$252,779	$237,048	$28,614	$55,231	$7,260	$9,047	$754,665	$1,846,627
Net realized gain (loss)	67,948	417,368	9,303	15,767	(49,477)	335,271	688,180	1,697,135
Net change in unrealized appreciation (depreciation)	(240,949)	277,568	(15,012)	7,316	27,507	(21,998)	(787,820)	724,516

Net increase (decrease) resulting from operations	79,778	931,984	22,905	78,314	(14,710)	322,320	655,025	4,268,278

Distributions to Shareholders:

From net investment income
Class R	(254)	(49)	(1)	0	(13)	(5)	(351)	(285)
Other Classes	(261,609)	(238,595)	(29,799)	(63,446)	(50,170)	(106,990)	(799,339)	(2,045,333)

From net realized capital gains
Class R	0	(181)	0	0	0	0	0	(313)
Other Classes	0	(378,817)	0	(3,698)	0	0	0	(1,209,586)

Total Distributions	(261,863)	(617,642)	(29,800)	(67,144)	(50,183)	(106,995)	(799,690)	(3,255,517)

Fund Share Transactions:

Receipts for shares sold
Class R	12,526	8,797	482	48	425	137	37,169	33,143
Other Classes	2,925,184	6,606,610	1,965,056	4,837,429	474,967	980,873	9,266,891	26,446,493
Issued as reinvestment of distributions
Class R	253	230	1	0	13	5	344	598
Other Classes	209,116	508,020	25,158	54,568	47,231	99,229	667,560	2,709,590
Cost of shares redeemed
Class R	(1,579)	(1,031)	(69)	(10)	(18)	(13)	(8,826)	(5,215)
Other Classes	(2,031,272)	(3,504,485)	(1,659,896)	(4,125,763)	(234,408)	(408,195)	(10,011,658)	(26,674,440)
Net increase (decrease) resulting from Fund share transactions	1,114,228	3,618,141	330,732	766,272	288,210	672,036	(48,520)	2,510,169
Fund Redemption Fee	138	0	47	0	1	0	170	0

Total Increase (Decrease) in Net Assets	932,281	3,932,483	323,884	777,442	223,318	887,361	(193,015)	3,522,930

Net Assets:

Beginning of period	11,102,956	7,170,473	4,254,581	3,477,139	1,655,483	768,122	76,205,221	72,682,291

End of period *	$12,035,237	$11,102,956	$4,578,465	$4,254,581	$1,878,801	$1,655,483	$76,012,206	$76,205,221

* Including undistributed (overdistributed) net investment income of:	$150,510	$159,594	$2,129	$3,315	$(142,182)	$(99,259)	$672,954	$717,979

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 51

Notes to Financial Statements

September 30, 2004 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of of 54 separate investment funds, seven of which are presented herein (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2004. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Class R shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the StocksPLUS Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS Fund, are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the StocksPLUS Fund, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the StocksPLUS Fund are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

52  PIMCO Bond Funds Semi-Annual Report   |  09.30.04

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

A$	-	Australian Dollar	KW	-	South Korean Won
BF	-	Belgian Franc	MP	-	Mexican Peso
BP	-	British Pound	N$	-	New Zealand Dollar
BR	-	Brazilian Real	PN	-	Peruvian New Sol
C$	-	Canadian Dollar	PZ	-	Polish Zloty
CP	-	Chilean Peso	RP	-	Indian Rupee
DG	-	Dutch Guilder	RR	-	Russian Ruble
DK	-	Danish Krone	S$	-	Singapore Dollar
EC	-	Euro	SK	-	Swedish Krona
H$	-	Hong Kong Dollar	SV	-	Slovakia Koruna
JY	-	Japanese Yen	T$	-	Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into fuures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of

09.30.04 | PIMCO Bond Funds Semi-Annual Report 53

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require an adjustment in an amount equal to the accrued interest to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

54  PIMCO Bond Funds Semi-Annual Report   |  09.30.04

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. There is no effect on the Funds’ net asset value, either in total or per share, or their total increase (decrease) in net assets from operations during any period.

Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Statements of Operations and Statements of Changes in Net Assets is as follows:

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Foreign Bond Fund (U.S. Dollar-Hedged)

Net Investment Income Increase (Decrease)	$1,900,571	$5,010,083	$6,579,146	$(26,594)	$0	$(367,757)
Net Realized Gain/Loss Increase (Decrease)	(3,986,167)	(3,477,547)	(4,715,071)	(523,001)	14,460	(20,248)

Net Change in Unrealized Gain/Loss Increase (Decrease)	2,085,596	(1,532,536)	(1,864,075)	549,595	(14,460)	388,005

High Yield Fund

Net Investment Income (Decrease)	$(3,331,331)	$(7,096,458)	$(8,071,764)	$(470,548)	$(324,748)	$0
Net Realized Gain/Loss Increase	3,481,185	7,070,950	7,439,240	234,562	324,748	0

Net Change in Unrealized Gain/Loss Increase (Decrease)	(149,854)	25,508	632,524	235,986	0	0

Low Duration Fund

Net Investment Income Increase (Decrease)	$(323,604)	$19,138	$(1,143,212)	$(1,726,033)	$0	$52,791
Net Realized Gain/Loss Increase (Decrease)	311,239	(31,283)	1,128,239	1,642,557	(5,525)	(47,266)

Net Change in Unrealized Gain/Loss Increase (Decrease)	12,365	12,145	14,973	83,476	5,525	(5,525)

Real Return Fund
Net Investment Income Increase (Decrease)	$1,102,521	$440,146	$612,841	$847,622	$(96,952)	$(2,055)
Net Realized Gain/Loss Increase (Decrease)	(1,111,538)	(579,021)	(662,183)	(388,748)	96,952	2,055

Net Change in Unrealized Gain/Loss Increase (Decrease)	9,017	138,875	49,342	(458,874)	0	0

Short-Term Fund
Net Investment Income Increase (Decrease)	$193,188	$0	$1,639,873	$346,749	$(42,727)	$(10,053)
Net Realized Gain/Loss Increase (Decrease)	(601,521)	577,855	(1,564,712)	(83,790)	42,727	10,053

Net Change in Unrealized Gain/Loss Increase (Decrease)	408,333	(577,855)	(75,161)	(262,959)	0	0

StocksPLUS Fund
Net Investment Income Increase (Decrease)	$1,156,490	$(173,813,577)	$96,043,570	$6,345,549	$81,603,156	$(27,214,187)
Net Realized Gain/Loss Increase (Decrease)	(1,092,016)	182,241,802	(102,102,805)	(8,451,684)	(82,694,394)	27,742,066

Net Change in Unrealized Gain/Loss Increase (Decrease)	(64,474)	(8,428,225)	6,059,235	2,106,135	1,091,238	(527,879)

Total Return Fund
Net Investment Income Increase (Decrease)	$(8,202,602)	$(24,625,305)	$(5,846,621)	$(8,584,754)	$0	$13,398,123
Net Realized Gain/Loss Increase (Decrease)	7,307,957	22,280,863	3,535,608	9,096,903	(16,466,919)	(210,667)

Net Change in Unrealized Gain/Loss Increase (Decrease)	894,645	2,344,442	2,311,013	(512,149)	16,466,919	(13,187,456)

09.30.04 | PIMCO Bond Funds Semi-Annual Report 55

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Financial Highlights is as follows:

	09/30/2004	03/31/2004	12/31/2002- 03/31/2003
Foreign Bond Fund (U.S. Dollar-Hedged)

Class R
Net Investment Income Increase	$0.01	$0.03	$0.01
Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	(0.01)	(0.03)	(0.01)
Ratio of Net Investment Income to Average Net Assets Increase	0.12%	0.29%	0.05%

High Yield Fund

Class R
Net Investment Income (Decrease)	$0.00	$(0.01)	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.01	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.05)%	(0.09)%	(0.04)%

Low Duration Fund

Class R
Net Investment Income Increase	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	0.00%	(0.01)%	0.00%

Real Return Fund

Class R
Net Investment Income Increase	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase	0.01%	0.01%	0.00%

Short-Term Fund

Class R
Net Investment Income Increase	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase	0.00%	0.02%	0.01%

StocksPLUS Fund

Class R
Net Investment Income Increase (Decrease)	$0.00	$(0.83)	$0.46
Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	0.00	0.83	(0.46)
Ratio of Net Investment Income to Average Net Assets Income Increase (Decrease)	0.05%	(8.83)%	5.86%

Total Return Fund

Class R
Net Investment Income Increase	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Income (Decrease)	(0.02)%	(0.04)%	(0.01)%

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P., and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

56  PIMCO Bond Funds Semi-Annual Report   |  09.30.04

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
	All Classes	Institutional	Admin	A, B and C Classes		Class D		Class R
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%		0.45%		0.45%
High Yield Fund	0.25%	0.25%	0.25%	0.40%		0.40%		0.40%
Low Duration Fund	0.25%	0.18%	0.18%	0.40%		0.25%		0.40%
Real Return Fund	0.25%	0.20%	0.20%	0.40%		0.40%		0.40%
Short-Term Fund	0.25%	0.20%	0.20%	0.40	%(1)	0.25	%(1)	0.40	%(1)
StocksPLUS Fund	0.40%	0.25%	0.25%	0.40%		0.40%		0.40%
Total Return Fund	0.25%	0.18%	0.18%	0.40%		0.25%		0.40%

(1)	Effective October 1, 2004, the Administration Fee for the specific class shares of the Short-Term Fund was reduced by 0.05%.

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Holding Period(1)
Low Duration, Real Return, Short-Term and Total Return Funds	7 days

Foreign Bond (U.S. Dollar-Hedged), High Yield and StocksPLUS Funds	30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Distribution and Servicing Fees. PA Distributors LLC (“PAD”) is an indirect wholly-owned subsidiary of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2004.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at effective rates as set forth below

09.30.04 | PIMCO Bond Funds Semi-Annual Report 57

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

(calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
All Funds	—	0.25

Class B
All Funds	0.75	0.25

Class C
Low Duration, Real Return and StocksPLUS Funds	0.00 0.50	— 0.25
Short-Term Fund	0.30	0.25
All other Funds	0.75	0.25

Class D
All Funds	—	0.25

Class R
All Funds	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2004, PAD received $10,852,241 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2004, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Foreign Bond Fund (U.S. Dollar-Hedged)	$2,177,612	$2,224,287	$1,797,236	$1,803,139
High Yield Fund	75,310	5,478	2,289,582	2,825,399
Low Duration Fund	3,675,480	3,158,576	1,463,644	1,239,509
Real Return Fund	28,654,122	26,707,489	1,188,169	1,264,566
Short-Term Fund	1,073,391	1,326,567	685,062	488,701
StocksPLUS Fund	626,142	459,977	203,880	92,765
Total Return Fund	81,232,522	68,940,749	5,710,870	7,960,226

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Foreign Bond Fund (U.S. Dollar-Hedged)	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund
	Premium
Balance at 03/31/2004	$9,019	$24,892	$4,378	$16,938	$9,437	$1,042	$106,235
Sales	725	649	782	0	42	223	98,352
Closing Buys	(906)	(2,683)	(4,864)	0	(944)	0	(9,168)
Expirations	(941)	(5,717)	0	(455)	(6,221)	(1,265)	(75,914)

Balance at 09/30/2004	$7,897	$17,141	$296	$16,483	$2,314	$0	$119,505

58  PIMCO Bond Funds Semi-Annual Report   |  09.30.04

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Foreign Bond Fund (U.S. Dollar-Hedged)				High Yield Fund				Low Duration Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	6	$59	10	$102	310	$2,944	166	$1,601	179	$1,832	752	$7,724
Other Classes	31,124	325,402	92,296	980,589	158,514	1,507,237	716,587	6,751,939	317,823	3,250,137	1,007,362	10,381,670

Issued as reinvestment of distributions
Class R	0	1	0	3	9	86	3	31	1	14	5	53
Other Classes	1,574	16,478	6,203	65,055	18,080	172,268	38,146	362,450	11,214	114,688	30,698	315,594

Cost of shares redeemed
Class R	(4)	(39)	(4)	(41)	(27)	(261)	(32)	(313)	(19)	(194)	(613)	(6,276)
Other Classes	(32,492)	(339,872)	(72,896)	(772,018)	(204,533)	(1,942,889)	(643,828)	(6,110,634)	(344,485)	(3,519,914)	(760,965)	(7,831,908)

Net increase (decrease) resulting from Fund share transactions	208	$2,029	25,609	$273,690	(27,647)	$(260,615)	111,042	$1,005,074	(15,287)	$(153,437)	277,239	$2,866,857

	Real Return Fund				Short-Term Fund				StocksPLUS Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	1,103	$12,526	767	$8,797	48	$482	5	$48	45	$425	14	$137
Other Classes	257,365	2,925,184	574,849	6,606,610	195,653	1,965,056	481,431	4,837,429	50,307	474,967	107,253	980,873
Issued as reinvestment of distributions
Class R	22	253	20	230	0	1	0	0	1	13	0	5
Other Classes	18,455	209,116	44,710	508,020	2,505	25,158	5,431	54,568	5,044	47,231	10,467	99,229
Cost of shares redeemed
Class R	(139)	(1,579)	(89)	(1,031)	(7)	(69)	(1)	(10)	(2)	(18)	(1)	(13)
Other Classes	(179,277)	(2,031,272)	(305,924)	(3,504,485)	(165,258)	(1,659,896)	(410,640)	(4,125,763)	(25,512)	(234,408)	(44,960)	(408,195)

Net increase resulting from Fund share transactions	97,529	$1,114,228	314,333	$3,618,141	32,941	$330,732	76,226	$766,272	29,883	$288,210	72,773	$672,036

	Total Return Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	3,456	$37,169	3,072	$33,143
Other Classes	862,481	9,266,891	2,441,166	26,446,493

Issued as reinvestment of distributions
Class R	32	344	56	598
Other Classes	62,118	667,560	251,875	2,709,590

Cost of shares redeemed
Class R	(825)	(8,826)	(482)	(5,215)
Other Classes	(933,957)	(10,011,658)	(2,465,352)	(26,674,440)

Net increase (decrease) resulting from Fund share transactions	(6,695)	$(48,520)	230,335	$2,510,169

09.30.04 | PIMCO Bond Funds Semi-Annual Report 59

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

7. Federal Income Tax Matters

At September 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Foreign Bond Fund (U.S. Dollar-Hedged)	$154,079	$(3,186)	$150,893
High Yield Fund	399,409	(86,365)	313,044
Low Duration Fund	71,391	(44,260)	27,131
Real Return Fund	436,914	(14,369)	422,545
Short-Term Fund	11,747	(8,794)	2,953
StocksPLUS Fund	5,517	(1,812)	3,705
Total Return Fund	898,139	(209,405)	688,734

8. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.) (“Allianz”), PIMCO’s parent company, PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) (entities affiliated with PIMCO through common ownership by Allianz), in connection with the same matter. In the New Jersey Settlement, Allianz, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that Allianz, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”). The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

On February 20, 2004, a putative class action lawsuit was filed in the United States District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against Allianz, PAD, PIMCO, PEA, PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”), MMS Funds, PIMCO Variable Insurance Trust (“PVIT”), PIMCO Commercial Mortgage Securities Trust, Inc. (“PCM”) and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the United States District Court for the District of Connecticut on February 27, 2004 (naming as defendants Allianz, PAD, PEA, the PIMS Funds, the MMS Funds, PVIT, PCM and certain other parties); (2) a lawsuit filed in the United States District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, Allianz, PEA and PAD); (3) a lawsuit filed in United States District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the United States District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the United States District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming Allianz, PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”) and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the United States District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming Allianz, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the United States District Court for the District of New Jersey on April 20, 2004 (naming Allianz, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the United States District Court for the Northern District of California on April 28, 2004 (naming Allianz, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds,” including the PIMS Funds, as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the United States District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against Allianz, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the United States District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

PIMCO and the Trust believe that these developments will not have a material adverse effect on the Trust or on PIMCO’s ability to perform its investment advisory services on behalf of the Trust.

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62  PIMCO Bond Funds Semi-Annual Report   |  09.30.04

Pacific Investment Management Series

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Advisors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.pimcoadvisors.com.

This page is not part of the report	PZ060_12299

SEMI-ANNUAL REPORT	PIMCO Funds: Pacific Investment Management Series
September 30, 2004
Strategic Markets Funds

All Asset Fund

Share Classes	All Asset All Authority Fund

Ins Institutional	CommodityRealReturn Strategy Fund

Adm Administrative	European StocksPLUS TR Strategy Fund

Far East (ex-Japan) StocksPLUS TR Strategy Fund

International StocksPLUS TR Strategy Fund

Japanese StocksPLUS TR Strategy Fund

Real Return Asset Fund

RealEstateRealReturn Strategy Fund

StocksPLUS Total Return Fund

StocksPLUS TR Short Strategy Fund

The Semi-Annual Reports for the other PIMCO Funds: Pacific Investment Series (“PIMS”) are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the PIMCO Funds: Pacific Investment Management Series (“the Trust”). Assets in the Trust stood at $165 billion as of September 30, 2004, the Trust’s fiscal half-year end.

During the six-month period, the Trust continued to enhance its bond fund offerings by launching the PIMCO Floating Income Fund. This Fund focuses on securities whose income tends to rise when interest rates are rising, which may help mitigate interest rate risk. In addition, in keeping with the Trust’s Board of Trustees’ long-standing practice of reviewing fees, the Board determined to lower certain fees of the PIMCO Money Market, Real Return Asset, and Short Duration Municipal Income Funds. The fee reductions were effective on October 1, 2004.

Bonds rallied in third quarter 2004 as the economy slowed, hitting what Federal Reserve Chairman Alan Greenspan called a “soft patch.” Weak employment growth and expectations of lower inflation prompted a decrease in interest rates, which boosted all bond market sectors. The third quarter was essentially a reversal of the second quarter, when a stronger labor market and anticipation that the Federal Reserve would begin tightening caused interest rates to move higher. During the semi-annual period, the Fed initiated three 0.25% rate increases. Bond market gains in the third quarter 2004 came despite two of those rate hikes, and the federal funds rate ended the six-month period at 1.75%. The Fed also indicated it would raise rates in the future at a “measured” pace as it attempts to move toward a neutral policy stance that neither restrains nor stimulates the economy.

The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 3.20% in the third quarter 2004, but only 0.67% for the semi-annual April through September period. The yield on the benchmark ten-year Treasury fell 0.46% during the third quarter, but rose 0.28% for the six-month reporting period to end at 4.12%. While yields on all but the very shortest maturity securities fell during the third quarter, ten-year yields fell the most, causing the two- to ten-year portion of the yield curve to flatten. This flattening suggested that bond markets were not optimistic about the economy’s forward growth prospects.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those main factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our mutual fund website at www.pimcoadvisors.com or PIMCO’s investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris
Chairman of the Board
October 31, 2004

09.30.04  |  PIMCO Funds Semi-Annual Report  1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds: Pacific Investment Management Series prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

The credit quality of the investments in the Funds’ portfolios does not apply to the stability or safety of the Funds.

Investments in commodity-linked derivative instruments may be affected by overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments. A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in other securities.

The All Asset Fund and the All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in the Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

On each individual Fund Summary page in this Semi-Annual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

Information about how the Funds voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 is available without charge, upon request, by calling the Funds at 1-866-746-2606, visiting our website at http://www.pimco.com and on the SEC’s website at http://www.sec.gov. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Funds at 1-866-746-2606 and on the SEC’s website at http://www.sec.gov.

Beginning with the third quarter of the fiscal year ending March 31, 2005, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of the fiscal year on Form N-Q, which will be available on the SEC’s website at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-866-746-2606 or visiting our website at http://www.pimco.com. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

PIMCO Funds are distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco.com, (800) 927-4648.

2  PIMCO Funds Semi-Annual Report  |  09.30.04

Important Information (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, from 04/01/04 to 09/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increase in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expense].

09.30.04  |  PIMCO Funds Semi-Annual Report  3

PIMCO All Asset Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	All Asset Fund Institutional Class	Lehman Brothers Global Real: U.S. TIPS 1-10 Year Index	All Asset Benchmark Composite Index
07/31/2002	5,000,000	5,000,000	5,000,000
08/31/2002	5,240,000	5,120,500	5,148,249
09/30/2002	5,279,692	5,246,462	5,107,834
10/31/2002	5,259,636	5,181,659	5,158,828
11/30/2002	5,405,041	5,134,163	5,251,303
12/31/2002	5,597,521	5,276,170	5,331,819
01/31/2003	5,638,453	5,318,895	5,372,787
02/28/2003	5,873,815	5,477,902	5,467,124
03/31/2003	5,753,321	5,448,133	5,431,816
04/30/2003	5,835,292	5,435,917	5,566,750
05/31/2003	6,163,175	5,596,632	5,786,179
06/30/2003	6,110,876	5,585,396	5,767,078
07/31/2003	5,832,171	5,408,425	5,616,407
08/31/2003	5,950,879	5,479,805	5,705,254
09/30/2003	6,146,723	5,626,984	5,838,446
10/31/2003	6,250,291	5,636,068	5,914,060
11/30/2003	6,307,253	5,619,176	5,964,894
12/31/2003	6,492,127	5,651,475	6,138,027
01/31/2004	6,588,545	5,705,349	6,220,916
02/29/2004	6,754,598	5,816,983	6,326,455
03/31/2004	6,877,184	5,895,232	6,408,676
04/30/2004	6,420,852	5,701,009	6,164,228
05/31/2004	6,581,910	5,771,594	6,218,374
06/30/2004	6,624,472	5,767,347	6,266,256
07/31/2004	6,635,244	5,839,084	6,276,282
08/31/2004	6,834,517	5,944,669	6,413,820
09/30/2004	6,942,044	5,950,370	6,488,223

PIMCO FUNDS ALLOCATION‡

CommodityRealReturn Strategy	16.4%
StocksPLUS	13.0%
StocksPLUS Total Return	10.3%
High Yield	9.5%
Emerging Markets Bond	9.3%
Real Return Asset	8.3%
Real Return	7.8%
GNMA	6.5%
International StocksPLUS TR Strategy	5.8%
RealEstateRealReturn Strategy	5.5%
Other	7.6%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	Since Inception*
All Asset Fund Institutional Class (Inception 07/31/02)	0.94%	12.94%	16.35%
All Asset Fund Administrative Class (Inception 12/31/02)	0.85%	12.61%	16.07%
Lehman Brothers: U.S. TIPS 1-10 Year Index	0.94%	5.75%	—
All Asset Benchmark Composite Index	1.24%	11.13%	—
Lipper Flexible Portfolio Fund Average	-0.72%	10.07%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,009.40	$1,008.50	$1,024.07	$1,022.81
Expenses Paid During Period†	$1.01	$2.27	$1.01	$2.28

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.20% for Institutional Class, 0.45% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMS Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.60%.

PORTFOLIO INSIGHTS

•	The All Asset Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the Funds offered in the PIMCO Funds: Pacific Investment Management Series (“PIMS”) prospectuses, except the All Asset All Authority Fund). PIMCO has identified 14 core funds on which the Fund will focus.

•	For the six months ended September 30, 2004, the Fund’s Institutional Class shares matched the return of its primary benchmark, the Lehman Brothers: U.S. TIPS 1-10 Year Index, by returning 0.94%.

•	“Real Return” strategies, which is comprised of the Real Return, Real Return Asset, CommodityRealReturn Strategy, and RealEstateRealReturn Strategy Funds, represented 38% of the Fund’s investments as of September 30, 2004, having individual weightings of 8%, 8%, 17%, and 5%, respectively, where each Fund outperformed its respective benchmark over the six-month period. The Fund’s overweight to “Real Return” strategies, particularly real estate and commodities, was the main contributor to tactical asset allocation alpha as the DJ-AIG Commodity Index Total Return returned 2.22% and the Wilshire REIT Index returned 2.44% for the six months ended September 30, 2004.

•	U.S. nominal bond strategies, which comprised of the GNMA and High Yield Funds represented 16% of the Fund’s investments as of September 30, 2004, having individual weightings of 6.5% and 9.5%, respectively. Both Funds outperformed their respective benchmark over the six-month period. The Fund’s underweight to U.S. nominal bonds was a negative to tactical asset allocation alpha, as core nominal bond funds had positive performance for the period.

•	Equity strategies, which is comprised of the StocksPLUS, StocksPLUS Total Return, and International StocksPLUS TR Strategy Funds represented 29% of the Fund’s investments as of September 30, 2004, having individual weightings of 13%, 10%, and 6%, respectively. The StocksPLUS Fund underperformed its benchmark and the StocksPLUS Total Return and International StocksPLUS TR Strategy Funds both outperformed their respective benchmarks. The Fund’s overweight to equities was a negative for performance, as the S&P 500 Index returned -0.18% for the six-month period.

4  PIMCO Funds Semi-Annual Report  |  09.30.04

PIMCO All Asset All Authority Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	All Asset All Authority Fund Institutional Class	S&P 500 Index	All Asset Benchmark Composite Index
10/31/2003	5,000,000	5,000,000	5,000,000
11/30/2003	5,050,000	5,043,991	5,042,977
12/31/2003	5,233,915	5,308,521	5,189,351
01/31/2004	5,295,370	5,405,958	5,259,429
02/29/2004	5,469,492	5,481,098	5,348,656
03/31/2004	5,563,972	5,398,409	5,418,169
04/30/2004	5,133,610	5,313,663	5,211,503
05/31/2004	5,236,077	5,386,581	5,257,280
06/30/2004	5,297,193	5,491,323	5,297,762
07/31/2004	5,276,642	5,309,577	5,306,238
08/31/2004	5,461,607	5,331,054	5,422,519
09/30/2004	5,559,097	5,388,793	5,485,422

PIMCO FUNDS ALLOCATION‡

CommodityRealReturn Strategy	15.5%
Emerging Markets Bond	10.9%
StocksPLUS	10.2%
High Yield	9.5%
StocksPLUS Total Return	8.0%
Real Return	7.8%
GNMA	6.6%
Real Return Asset	6.4%
RealEstateRealReturn Strategy	6.0%
Japanese StocksPLUS TR Strategy	5.7%
European StocksPLUS TR Strategy	5.4%
Other	8.0%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	Since Inception*
All Asset All Authority Fund Institutional Class (Inception 10/31/03)	-0.09%	11.18%
S&P 500 Index	-0.18%	—
All Asset Benchmark Composite Index	1.24%	—
Lipper Flexible Portfolio Fund Average	-0.70%	—
* Cumulative. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$999.10	$1,022.56
Expenses Paid During Period†	$2.51	$2.54

†	Expenses are equal to the expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMS Funds, which based upon the allocation of the Fund’s assets among the underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.69%.

PORTFOLIO INSIGHTS

•	The All Asset All Authority Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the Funds offered in the PIMCO Funds: Pacific Investment Management Series (“PIMS”) prospectuses, except the All Asset Fund). PIMCO has identified 14 core funds on which the Fund will focus.

•	For the six months ended September 30, 2004, the Fund’s Institutional Class shares returned -0.09%, slightly outperforming the -0.18% return of its primary benchmark, the S&P 500 Index, over the same period.

•	“Real Return” strategies, which comprised of the Real Return, Real Return Asset, CommodityRealReturn Strategy, and RealEstateRealReturn Strategy Funds represented 36% of the Fund’s investments as of September 30, 2004, having individual weightings of 8%, 6%, 16%, and 6%, respectively. Each Fund outperformed its respective benchmark over the six-month period. The Fund’s overweight to “Real Return” strategies, particularly real estate and commodities, was the main contributor to tactical asset allocation alpha as the DJ-AIG Commodity Index Total Return returned 2.22% and the Wilshire REIT Index returned 2.44% for the six months ended September 30, 2004.

•	U.S. nominal bond strategies, which comprised of the GNMA and High Yield Funds represented 16% of the Fund’s investments as of September 30, 2004, having individual weightings of 6.5% and 9.5%, respectively, where both funds outperformed their respective benchmarks over the six-month period. The Fund’s underweight to U.S. nominal bonds was a negative to tactical asset allocation alpha, as core nominal bond funds had positive performance for the period.

•	Equity strategies, which comprised of the StocksPLUS, StocksPLUS Total Return, European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, and Japanese StocksPLUS TR Strategy Funds represented 32% of the Fund’s investments as of September 30, 2004, having individual weightings of 10%, 8%, 5%, 3%, and 6%, respectively, where the StocksPLUS and Japanese StocksPLUS TR Strategy Funds underperformed their respective benchmarks and the StocksPLUS Total Return, European StocksPLUS TR Strategy, and Far East (ex-Japan) StocksPLUS TR Strategy Funds outperformed their respective benchmarks. The Fund’s overweight to equity strategies was a negative for performance, as the S&P 500 Index returned -0.18% for the six-month period.

09.30.04  |  PIMCO Funds Semi-Annual Report  5

PIMCO CommodityRealReturn Strategy Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Commodity Real Return Strategy Fund Institutional Class	Dow Jones-AIG Commodity Index Total Return
06/30/2002	5,000,000	5,000,000
07/31/2002	5,160,000	4,972,914
08/31/2002	5,540,000	5,168,856
09/30/2002	5,892,885	5,363,517
10/31/2002	5,726,533	5,308,183
11/30/2002	5,736,615	5,323,140
12/31/2002	6,213,898	5,583,797
01/31/2003	6,703,055	6,013,602
02/28/2003	7,186,836	6,216,038
03/31/2003	6,466,540	5,747,048
04/30/2003	6,407,411	5,711,293
05/31/2003	7,063,203	6,045,009
06/30/2003	6,833,450	5,895,729
07/31/2003	6,547,600	5,931,040
08/31/2003	6,930,532	6,165,266
09/30/2003	7,166,572	6,170,421
10/31/2003	7,507,322	6,465,163
11/30/2003	7,523,548	6,444,752
12/31/2003	8,066,884	6,920,088
01/31/2004	8,285,227	7,045,559
02/29/2004	9,011,069	7,502,689
03/31/2004	9,419,942	7,734,352
04/30/2004	8,838,686	7,597,172
05/31/2004	9,126,318	7,725,980
06/30/2004	8,731,326	7,405,643
07/31/2004	8,972,856	7,536,477
08/31/2004	9,015,124	7,399,118
09/30/2004	9,626,743	7,905,709

SECTOR BREAKDOWN‡

U.S. Treasury Obligations‡‡	96.4%
Foreign Currency-Denomiated Issues	0.8%
Corporate Bonds and Notes	0.7%
Other	2.1%

‡	% of Total Investments as of September 30, 2004
‡‡	Primarily Treasury Inflation Protected Securities (TIPS) serving as collateral for commodity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2004

	6 Months	1 Year	Since Inception*
CommodityRealReturn Strategy Fund Institutional Class (Inception 06/28/02)	2.20%	34.33%	33.67%
CommodityRealReturn Strategy Fund Administrative Class (Inception 02/14/03)	2.08%	33.98%	33.32%
Dow Jones-AIG Commodity Index Total Return	2.22%	28.12%	—
Lipper Specialty/Miscellaneous Fund Average	0.75%	19.75%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,022.00	$1,020.80	$1,021.36	$1,020.10
Expenses Paid During Period†	$3.75	$5.02	$3.75	$5.01

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.74% for Institutional Class, 0.99% for Administrative Class) multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The CommodityRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

•	For the six months ended September 30, 2004, the Fund’s Institutional Class shares returned 2.20%, slightly underperforming the 2.22% return of the Dow Jones-AIG Commodity Index Total Return for the same period.

•	The Fund invested the collateral backing its commodity derivatives positions primarily in TIPS, implementing a “double real” strategy. This was slightly positive for performance as TIPS outperformed the T-Bill rate embedded in the benchmark. However the advantage of using TIPS was insufficient to overcome the derivative transaction costs and fees of the Fund versus the benchmark.

•	For the six-month period, 10-year real yields increased by 0.29%, compared to a 0.28% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.41% at September 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.42% on March 31, 2004. The six-month Consumer Price Index for All Urban Consumers change for the period ended September 30, 2004 was 1.34%.

•	The effective duration of the Fund was 5.64 years on September 30, 2004, compared to a duration of 6.13 years for the Lehman Brothers: U.S. TIPS Index.

•	Relative to passive management of TIPS, the Fund’s duration from TIPS was significantly below the duration of the benchmark over the first three months of the period, which was positive for performance as real yields rose. The last three months of the period saw the Fund’s real duration exposure versus the benchmark add to performance as well. During the last three days of July, the Fund’s real duration was longer than that of the benchmark, which was positive for performance as real yields fell after the inaugural 20-year TIPS auction. Over the six-month period, the Fund’s real duration exposure versus the benchmark was slightly positive for performance, mostly due to the first three months.

•	The Fund’s short positions in nominal bonds during the first three months of the period were positive for performance as nominal yields rose. However, this was somewhat offset during the last three months of the period as nominal yields fell. For the six month period overall, short nominal bond positions were slightly positive for performance as nominal yields rose.

•	The Fund was overweight shorter maturity TIPS for the entire period. This was negative for performance as the real yield curve flattened.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

•	An emphasis on non-U.S. inflation linked bonds was an overall positive for performance, as real yields fell across the globe.

6  PIMCO Funds Semi-Annual Report  |  09.30.04

PIMCO European StocksPLUS TR Strategy Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	European StocksPLUS TR Strategy Fund Institutional Class	European Blue Chip 50 Index (Hedged)
10/31/2003	5,000,000	$5,000,000
11/30/2003	5,089,820	$5,057,984
12/31/2003	5,407,231	$5,306,000
01/31/2004	5,555,810	$5,444,820
02/29/2004	5,683,164	$5,553,106
03/31/2004	5,481,521	$5,361,500
04/30/2004	5,322,328	$5,412,519
05/31/2004	5,306,409	$5,363,202
06/30/2004	5,515,406	$5,500,530
07/31/2004	5,318,806	$5,325,338
08/31/2004	5,393,195	$5,230,693
09/30/2004	5,446,330	$5,347,649

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	49.3%
U.S. Government Agencies	28.9%
U.S. Treasury Obligations	10.3%
Foreign Currency-Denominated Issues	3.6%
Mortgage-Backed Securities	2.9%
Other	5.0%

‡	% of Total Investments as of September 30, 2004
‡‡	Primarily serving as collateral for equity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2004

	6 Months	Since Inception*
European StocksPLUS TR Strategy Fund Institutional Class (Inception 10/30/03)	-0.64%	9.14%
European Blue Chip 50 Index (Hedged)**	-0.26%	—
Lipper European Region Fund Average	2.28%	—
* Cumulative. All Fund returns are net of fees and expenses. ** This index represents the Dow Jones Euro Stock 50 Index Hedged into U.S. Dollars.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$993.60	$1,020.66
Expenses Paid During Period†	$4.40	$4.46

†	Expenses are equal to the expense ratio of 0.88% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The European StocksPLUS TR Strategy Fund seeks to obtain European equity exposure by investing under normal circumstances substantially all of its assets in European equity derivatives hedged into U.S. dollars and backed by a low to intermediate duration portfolio of Fixed Income Instruments.

•	The Fund’s Institutional Class shares returned -0.64% for the six-month period ended September 30, 2004, underperforming the -0.26% return of the European Blue Chip 50 Index (Hedged) for the same period.

•	Uncertainty and fears of inflation sparked by the sharp rise in oil prices drove weak performance across broad global equity markets. In Europe, in spite of strong indications of corporate profit growth, selling pressure was the dominant theme as investors rebalanced away from equities.

•	A broader exposure to the yield curve and longer duration resulted in the capture of attractive yield premium.

•	Exposure to intermediate maturities detracted from performance as two to five year rates increased.

•	Exposure to the European interest rates, with an emphasis on the short end of the yield curve, boosted returns as short-term European interest rates rose less than U.S. interest rates.

•	Lack of confidence about the sustainability of economic recovery and expectations for the Fed to remain on hold caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	A modest allocation to mortgage-backed and emerging markets securities provided incremental yield and diversification.

09.30.04  |  PIMCO Funds Semi-Annual Report  7

PIMCO Far East (ex-Japan) StocksPLUS TR Strategy Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Far East (Ex-Japan) StocksPLUS TR Strategy Fund Institutional Class	MSCI All Country Far East (Ex-Japan) Hedged USD Index
10/31/2003	5,000,000	5,000,000
11/30/2003	4,899,295	4,941,694
12/31/2003	5,082,884	5,170,082
01/31/2004	5,415,362	5,478,710
02/29/2004	5,657,164	5,687,639
03/31/2004	5,536,263	5,513,082
04/30/2004	5,032,508	5,248,536
05/31/2004	4,961,983	5,117,732
06/30/2004	4,956,945	5,072,838
07/31/2004	4,815,894	4,960,621
08/31/2004	5,208,823	5,199,954
09/30/2004	5,319,649	5,370,022

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	46.1%
U.S. Government Agencies	29.5%
U.S. Treasury Obligations	12.2%
Foreign Currency-Denominated Issues	5.0%
Other	7.2%

‡	% of Total Investments as of September 30, 2004
‡‡	Primarily serving as collateral for equity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	Since Inception*
Far East (ex-Japan) StocksPLUS TR Strategy Fund Institutional Class (Inception 10/30/03)	-3.91%	5.65%
MSCI All Country Far East (ex-Japan) Hedged USD Index	-2.59%	—
Lipper Pacific Ex-Japan Fund Average	-3.78%	—
* Cumulative. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$960.90	$1,020.71
Expenses Paid During Period†	$4.28	$4.41

†	Expenses are equal to the expense ratio of 0.87% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Fund seeks to exceed the total return of its benchmark by investing under normal circumstances substantially all of its assets in Far Eastern (excluding Japan) derivatives, backed by a portfolio of Fixed Income Instruments.

•	The Fund’s Institutional Class shares returned -3.91% for the six-month period ended September 30, 2004, underperforming the MSCI All Country Far East (ex-Japan) Hedged USD Index, which returned -2.59% for the same period.

•	Uncertainty and fears of inflation sparked by the sharp rise in oil prices drove weak performance across broad global equity markets.

•	A broader exposure to the yield curve and longer duration resulted in the capture of attractive yield premium.

•	Exposure to intermediate maturities detracted from performance as two to five year rates increased.

•	Exposure to the European interest rates, with an emphasis on the short end of the yield curve, boosted returns as short-term European interest rates rose less than U.S. interest rates.

•	Lack of confidence about the sustainability of economic recovery and expectations for the Fed to remain on hold caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	A modest allocation to mortgage-backed and emerging markets securities provided incremental yield and diversification.

8  PIMCO Funds Semi-Annual Report  |  09.30.04

PIMCO International StocksPLUS TR Strategy Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	International StocksPLUS TR Strategy Fund Institutional Class	MSCI EAFE Hedged USD Index
10/31/2003	5,000,000	5,000,000
11/30/2003	5,035,141	5,011,117
12/31/2003	5,276,461	5,196,785
01/31/2004	5,358,585	5,265,933
02/29/2004	5,507,434	5,392,017
03/31/2004	5,550,051	5,397,521
04/30/2004	5,410,913	5,462,419
05/31/2004	5,369,687	5,381,830
06/30/2004	5,583,691	5,508,776
07/31/2004	5,449,517	5,378,958
08/31/2004	5,557,888	5,367,803
09/30/2004	5,610,816	5,444,293

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	51.1%
U.S. Government Agencies	23.9%
Asset-Backed Securities	9.1%
U.S. Treasury Obligations	7.7%
Exchange-Traded Funds	4.1%
Other	4.1%

‡	% of Total Investments as of September 30, 2004
‡‡	Primarily serving as collateral for equity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	Since Inception*
International StocksPLUS TR Strategy Fund Institutional Class (Inception 10/30/03)	1.09%	11.77%
MSCI EAFE Hedged USD Index	0.87%	—
Lipper International Multi-Cap Core Fund Average	-0.42%	—
* Cumulative. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,010.90	$1,020.81
Expenses Paid During Period†	$4.28	$4.31

†	Expenses are equal to the expense ratio of 0.85% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The International StocksPLUS TR Strategy Fund seeks to obtain non-U.S. equity exposure by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives hedged into U.S. dollars and backed by a low to intermediate duration portfolio of Fixed Income Instruments.

•	The Fund’s Institutional Class shares returned 1.09% for the six-month period ended September 30, 2004, outperforming the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Hedged USD Index, which returned 0.87% during the same period.

•	Uncertainty and fears of inflation sparked by the sharp rise in oil prices drove weak performance across broad global equity markets. In Japan, weak data and higher oil prices continued to weigh on investor optimism. In Europe, in spite of strong indications of corporate profit growth, selling pressure was the dominant theme as investors rebalanced away from equities.

•	A broader exposure to the yield curve and longer duration resulted in the capture of attractive yield premium.

•	Exposure to intermediate maturities detracted from performance as two to five year rates increased.

•	Exposure to the European interest rates, with an emphasis on the short end of the yield curve, boosted returns as short-term European interest rates rose less than U.S. interest rates.

•	Lack of confidence about the sustainability of economic recovery and expectations for the Fed to remain on hold caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	A modest allocation to mortgage-backed and emerging markets securities provided incremental yield and diversification.

09.30.04  |  PIMCO Funds Semi-Annual Report  9

PIMCO Japanese StocksPLUS TR Strategy Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Japanese StocksPLUS TR Strategy Fund Institutional Class	MSCI Japan Hedged USD Index
10/31/2003	5,000,000.00	5,000,000.00
11/30/2003	4,833,333.33	4,831,242.15
12/31/2003	5,133,644.62	5,065,829.51
01/31/2004	5,093,222.22	5,099,181.52
02/29/2004	5,330,703.81	5,247,871.20
03/31/2004	5,742,426.30	5,693,913.53
04/30/2004	5,539,513.71	5,717,169.14
05/31/2004	5,422,838.97	5,530,649.48
06/30/2004	5,700,147.55	5,762,258.86
07/31/2004	5,454,979.91	5,548,717.83
08/31/2004	5,526,487.14	5,548,412.22
09/30/2004	5,409,890.68	5,412,000.05

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	58.3%
U.S. Government Agencies	23.5%
U.S. Treasury Obligations	9.0%
Exchange-Traded Funds	3.9%
Foreign Currency-Denominated Issues	3.8%
Other	1.5%

‡	% of Total Investments as of September 30, 2004
‡‡	Primarily serving as collateral for equity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	Since Inception*
Japanese StocksPLUS TR Strategy Fund Institutional Class (Inception 10/30/03)	-5.79%	7.75%
MSCI Japan Hedged USD Index	-4.95%	—
Lipper Japanese Fund Average	-10.32%	—
* Cumulative. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$942.10	$1,020.66
Expenses Paid During Period†	$4.28	$4.46

†	Expenses are equal to the expense ratio of 0.88% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Japanese StocksPLUS TR Strategy Fund seeks to obtain Japanese equity exposure by investing under normal circumstances substantially all of its assets in Japanese equity derivatives hedged into U.S. dollars and backed by a low to intermediate duration portfolio of Fixed Income Instruments.

•	The Fund’s Institutional Class shares returned -5.79% for the six-month period ended September 30, 2004, underperforming the MSCI Japan Hedged USD Index, which returned -4.95% during the same period.

•	Uncertainty and fears of inflation sparked by the sharp rise in oil prices drove weak performance across broad global equity markets. In Japan, weak data and higher oil prices continued to weigh on investor optimism.

•	A broader exposure to the yield curve and longer duration resulted in the capture of attractive yield premium.

•	Exposure to intermediate maturities detracted from performance as two to five year rates increased.

•	Exposure to the European interest rates, with an emphasis on the short end of the yield curve, boosted returns as short-term European interest rates rose less than U.S. interest rates.

•	Lack of confidence about the sustainability of economic recovery and expectations for the Fed to remain on hold caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	A modest allocation to mortgage-backed and emerging markets securities provided incremental yield and diversification.

10  PIMCO Funds Semi-Annual Report  |  09.30.04

PIMCO Real Return Asset Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Real Return Asset Fund Institutional Class	Lehman U.S. Treasury Inflation Notes: 10+ Year Index
11/30/2001	5,000,000	5,000,000
12/31/2001	4,926,778	4,929,997
01/31/2002	4,926,778	4,926,413
02/28/2002	5,057,531	5,025,804
03/31/2002	4,976,745	4,947,949
04/30/2002	5,151,157	5,110,906
05/31/2002	5,274,018	5,231,995
06/30/2002	5,414,415	5,370,172
07/31/2002	5,476,976	5,425,533
08/31/2002	5,832,209	5,761,801
09/30/2002	5,990,026	5,915,079
10/31/2002	5,660,809	5,589,251
11/30/2002	5,765,221	5,691,944
12/31/2002	6,077,879	5,957,580
01/31/2003	6,132,895	5,995,301
02/28/2003	6,467,967	6,321,410
03/31/2003	6,188,634	6,069,990
04/30/2003	6,171,875	6,049,874
05/31/2003	6,731,485	6,585,979
06/30/2003	6,584,153	6,400,879
07/31/2003	6,039,257	5,898,849
08/31/2003	6,242,531	6,074,685
09/30/2003	6,574,993	6,369,383
10/31/2003	6,664,610	6,462,604
11/30/2003	6,728,245	6,526,468
12/31/2003	6,869,475	6,666,960
01/31/2004	6,995,913	6,775,939
02/29/2004	7,244,642	6,995,536
03/31/2004	7,399,807	7,154,696
04/30/2004	6,776,900	6,519,044
05/31/2004	7,006,583	6,744,903
06/30/2004	7,018,125	6,770,505
07/31/2004	7,052,540	6,773,565
08/31/2004	7,362,279	7,104,619
09/30/2004	7,410,322	7,136,520

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	92.1%
Short-Term Instruments	4.0%
Corporate Bonds & Notes	2.3%
Other	1.6%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	Since Inception*
Real Return Asset Fund Institutional Class (Inception 11/12/01)	0.14%	12.70%	13.00%
Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	-0.25%	12.04%	—
Lipper Treasury Inflation Protected Securities Fund Average	0.28%	6.45%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,001.40	$1,021.81
Expenses Paid During Period†	$3.26	$3.29

†	Expenses are equal to the expense ratio of 0.65% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Asset Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the six months ended September 30, 2004, the Fund’s Institutional Class shares returned 0.14%, outperforming the -0.25% return of the Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index.

•	For the six-month period, real yields on long maturity TIPS increased by 0.22%, compared to a 0.12% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.86% at September 30, 2004 for the 30-year maturity. This compares to a breakeven yield of 2.96% on March 31, 2004. The six-month Consumer Price Index for All Urban Consumers change for the period ended September 30, 2004, was 1.34%.

•	The Fund was overweight shorter maturity TIPS for the entire period. This was negative for performance as the real yield curve flattened.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

•	An allocation to emerging market bonds was slightly positive for performance as spreads on emerging market debt narrowed during the six-month period.

•	A small commodity position was a positive for performance as the Dow Jones AIG Commodity Index returned 2.22% during the six-month period.

09.30.04  |  PIMCO Funds Semi-Annual Report  11

PIMCO RealEstateRealReturn Strategy Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Real Estate Real Return Strategy Fund Institutional Class	Wilshire REIT
10/31/2003	5,000,000	5,000,000
11/30/2003	5,222,993	5,218,000
12/31/2003	5,432,270	5,383,932
01/31/2004	5,725,186	5,599,290
02/29/2004	5,959,520	5,691,678
03/31/2004	6,421,445	6,033,665
04/30/2004	5,151,092	5,150,936
05/31/2004	5,644,225	5,544,289
06/30/2004	5,809,055	5,707,238
07/31/2004	5,868,442	5,736,454
08/31/2004	6,537,887	6,210,234
09/30/2004	6,516,265	6,180,607

SECTOR BREAKDOWN‡

U.S. Treasury Obligations‡‡	93.8%
Short-Term Instruments	3.0%
Corporate Bonds & Notes	1.4%
Foreign Currency-Denominated Issues	1.0%
Other	0.8%

‡	% of Total Investments as of September 30, 2004
‡‡	Primarily Treasury Inflation Protected Securities (TIPS) serving as collateral for real-estate-linked derivatives.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	Since Inception*
RealEstateRealReturn Strategy Fund Institutional Class (Inception 10/30/03)	1.46%	31.50%
Wilshire Real Estate Investment Trust Index	2.44%	—
Lipper Real Estate Fund Average	1.80%	—
* Cumulative. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,014.60	$1,021.31
Expenses Paid During Period†	$3.79	$3.80

†	Expenses are equal to the expense ratio of 0.75% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The RealEstateRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

•	For the six months ended September 30, 2004, the Fund’s Institutional Class shares returned 1.46%, underperforming the 2.44% return of the Wilshire Real Estate Investment Trust (“REIT”) Index.

•	The Fund invested the collateral backing its REIT derivatives positions primarily in TIPS, implementing a “double real” strategy. This was slightly positive for performance as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	For the six-month period, 10-year real yields increased by 0.29%, compared to a 0.28% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.41% at September 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.42% on March 31, 2004. The six-month Consumer Price Index for All Urban Consumers change for the period ended September 30, 2004 was 1.34%.

•	The Fund was overweight shorter maturity TIPS for the entire period. This was negative for performance as the real yield curve flattened.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

12  PIMCO Funds Semi-Annual Report  |  09.30.04

PIMCO StocksPLUS Total Return Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	StocksPLUS Total Return Fund Institutional Class	S&P 500 Index
06/30/2002	5,000,000	5,000,000
07/31/2002	4,690,000	4,610,380
08/31/2002	4,740,000	4,640,809
09/30/2002	4,261,851	4,136,441
10/31/2002	4,633,758	4,500,526
11/30/2002	4,910,175	4,765,162
12/31/2002	4,736,900	4,485,218
01/31/2003	4,569,894	4,367,705
02/28/2003	4,559,772	4,302,190
03/31/2003	4,608,325	4,343,844
04/30/2003	4,993,196	4,701,860
05/31/2003	5,342,618	4,949,494
06/30/2003	5,407,553	5,012,634
07/31/2003	5,448,097	5,101,012
08/31/2003	5,549,457	5,200,497
09/30/2003	5,530,748	5,145,267
10/31/2003	5,819,971	5,436,335
11/30/2003	5,840,267	5,484,164
12/31/2003	6,180,087	5,771,779
01/31/2004	6,316,721	5,877,720
02/29/2004	6,453,356	5,959,417
03/31/2004	6,378,643	5,869,512
04/30/2004	6,184,076	5,777,370
05/31/2004	6,273,472	5,856,652
06/30/2004	6,397,486	5,970,534
07/31/2004	6,228,992	5,772,928
08/31/2004	6,339,566	5,796,279
09/30/2004	6,406,198	5,859,056

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	61.1%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	12.2%
Other	8.8%

‡	% of Total Investments as of September 30, 2004
‡‡	Primarily serving as collateral for equity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	Since Inception*
StocksPLUS Total Return Fund Institutional Class (Inception 06/28/02)	0.43%	15.83%	11.60%
S&P 500 Index	-0.18%	13.87%	—
Lipper Large-Cap Core Fund Average	-2.03%	10.20%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. This level of performance is not guaranteed and should not be expected in the future. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,004.30	$1,021.36
Expenses Paid During Period†	$3.72	$3.75

†	Expenses are equal to the expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period)

PORTFOLIO INSIGHTS

•	The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a low to intermediate duration portfolio of Fixed Income Instruments.

•	For the six-month period ended September 30, 2004 the S&P 500 Index delivered a total return of -0.18%. The Fund’s Institutional Class shares outperformed the S&P 500 Index by posting a total return of 0.43% for the same period.

•	Investor optimism and stock market rally in the second quarter 2004 was reversed in the third quarter, as equity markets stalled while investors weighed the impact of higher oil prices and mixed economic data.

•	A longer relative duration and broader yield curve exposure resulted in the capture of attractive yield premium; the portfolio’s emphasis on five to seven-year maturities was favorable as the yield curve flattened and short rates rose.

•	Exposure to the European interest rates, with an emphasis on the short to intermediate end of the yield curve, helped performance European interest rates rose less than U.S. rates amid expectations for slower growth and lower inflation in Europe.

•	Lack of confidence about the sustainability of economic recovery and expectations for the Fed to retain a neutral policy caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	An allocation to longer-maturity municipal bonds provided a buffer against volatile Treasury rates but was neutral to overall performance as retail demand slipped in the third quarter.

•	Corporate and mortgage holdings provided incremental yield and diversification.

09.30.04  |  PIMCO Funds Semi-Annual Report  13

PIMCO StocksPLUS TR Short Strategy Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	StocksPLUS Total Return Short Strategy Fund Institutional Class	Inverse of S&P 500 Index
07/31/2003	5,000,000	5,000,000
08/31/2003	4,904,427	4,902,488
09/30/2003	5,103,956	4,954,550
10/31/2003	4,847,248	4,674,271
11/30/2003	4,877,449	4,633,147
12/31/2003	4,897,472	4,390,166
01/31/2004	5,250,533	4,309,585
02/29/2004	5,225,315	4,249,684
03/31/2004	5,316,102	4,313,796
04/30/2004	5,351,408	4,381,515
05/31/2004	5,290,883	4,321,388
06/30/2004	5,212,489	4,237,359
07/31/2004	5,444,604	4,377,603
08/31/2004	5,520,293	4,359,896
09/30/2004	5,476,583	4,312,675

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	32.6%
U.S. Government Agencies	30.7%
U.S. Treasury Obligations	27.6%
Asset-Backed Securities	3.9%
Other	5.2%

‡	% of Total Investments as of September 30, 2004
‡‡	Primarily serving as collateral for equity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	Since Inception*
StockPLUS TR Short Strategy Fund Institutional Class (Inception 07/23/03)	3.02%	7.30%	7.41%
Inverse of S&P 500 Index	-0.03%	-12.96%	—
Lipper Specialty Diversified Equity Fund Average	-0.28%	-1.66%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. This level of performance is not guaranteed and should not be expected in the future. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

The high performance of this Fund relative to its benchmark during the six-month period ended September 30, 2004 was substantially due to the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. Specifically, market conditions allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance for the period ended September 30, 2004 should not be expected to continue in the future.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,030.20	$1,021.36
Expenses Paid During Period†	$3.77	$3.75

†	Expenses are equal to the expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The StocksPLUS Short Strategy Fund primarily seeks to achieve its objective by investing under normal circumstances in short S&P 500 Index futures positions backed by a low to intermediate duration portfolio of Fixed Income Instruments. The Fund may also purchase call options on Index futures or other similar instruments in an attempt to limit the negative performance impact associated with an appreciating equity market and may also employ arbitrage strategies to generate additional returns or otherwise offset the cost of purchasing Index call options or similar instruments.

•	The Fund’s Institutional Class shares returned 3.02% for the six-month period ended September 30, 2004, outperforming the -0.03% return of Fund’s benchmark, the inverse of the S&P 500 Index.

•	Investor optimism and stock market rally in the second quarter 2004 was reversed in the third quarter, as equity markets stalled while investors weighed the impact of higher oil prices and mixed economic data.

•	Strategies designed to profit from pricing inefficiencies in Index derivatives provided a significant boost to overall performance.

•	A longer relative duration and broader yield curve exposure resulted in the capture of attractive yield premium; the portfolio’s emphasis on five to seven-year maturities was favorable as the yield curve flattened and short rates rose.

•	Exposure to the European interest rates, with an emphasis on the short end of the yield curve, boosted returns as short-term European interest rates rose less than U.S. interest rates.

•	Lack of confidence about the sustainability of economic recovery and expectations for the Fed to remain on hold caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	An allocation to longer-maturity municipal bonds provided a buffer against volatile Treasury rates but was neutral to overall performance as retail demand slipped in the third quarter.

14  PIMCO Funds Semi-Annual Report  |  09.30.04

(This Page Intentionally Left Blank)

09.30.04  |  PIMCO Funds Semi-Annual Report  15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income**(a)	Net Realized/ Unrealized Gain (Loss) on Investments **(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
All Asset Fund

Institutional Class
09/30/2004 +	$12.81	$0.23	$(0.11)	$0.12	$(0.14)	$0.00	$0.00
03/31/2004	11.23	0.74	1.41	2.15	(0.48)	(0.09)	0.00
07/31/2002 - 03/31/2003	10.00	0.41	1.09	1.50	(0.27)	0.00	0.00

Administrative Class
09/30/2004 +	12.80	0.22	(0.11)	0.11	(0.13)	0.00	0.00
03/31/2004	11.23	0.84	1.28	2.12	(0.46)	(0.09)	0.00
12/31/2002 - 03/31/2003	10.94	0.06	0.24	0.30	(0.01)	0.00	0.00

All Asset All Authority Fund

Institutional Class
09/30/2004 +	$10.86	$0.17	$(0.18)	$(0.01)	$(0.13)	$0.00	$0.00
10/31/2003 -3/31/2004	10.00	0.31	0.80	1.11	(0.25)	0.00	0.00

CommodityRealReturn Strategy Fund

Institutional Class
09/30/2004 +	$15.72	$0.33	$(0.01)	$0.32	$(0.26)	$0.00	$0.00
03/31/2004	12.03	0.29	4.97	5.26	(1.43)	(0.14)	0.00
06/28/2002 - 03/31/2003	10.00	0.20	2.69	2.89	(0.86)	0.00	0.00

Administrative Class
09/30/2004 +	15.68	0.32	(0.01)	0.31	(0.25)	0.00	0.00
03/31/2004	12.03	0.52	4.69	5.21	(1.42)	(0.14)	0.00
02/14/2003 - 03/31/2003	12.88	0.05	(0.90)	(0.85)	0.00	0.00	0.00

European StocksPLUS TR Strategy Fund

Institutional Class
09/30/2004 +	$10.32	$0.03	$(0.09)	$(0.06)	$(0.01)	$0.00	$0.00
10/30/2003 - 03/31/2004	10.00	0.02	1.12	1.14	(0.64)	0.00	(0.18)

Far East (ex-Japan) StocksPLUS TR Strategy Fund

Institutional Class
09/30/2004 +	$10.99	$0.03	$(0.46)	$(0.43)	$0.00	$0.00	$0.00
10/30/2003 - 03/31/2004	10.00	0.03	0.96	0.99	0.00	0.00	0.00

International StocksPLUS TR Strategy Fund

Institutional Class
09/30/2004 +	$10.77	$0.03	$0.09	$0.12	$(0.04)	$0.00	$0.00
10/30/2003 - 03/31/2004	10.00	0.02	1.02	1.04	(0.27)	0.00	0.00

Japanese StocksPLUS TR Strategy Fund

Institutional Class
09/30/2004 +	$11.32	$0.04	$(0.69)	$(0.65)	$(0.17)	$0.00	$0.00
10/30/2003 - 03/31/2004	10.00	0.03	1.34	1.37	(0.05)	0.00	0.00

Real Return Asset Fund

Institutional Class
09/30/2004 +	$12.34	$0.25	$(0.24)	$0.01	$(0.27)	$0.00	$0.00
03/31/2004	11.14	0.31	1.78	2.09	(0.56)	(0.33)	0.00
03/31/2003	9.50	0.51	1.74	2.25	(0.56)	(0.05)	0.00
11/12/2001 - 03/31/2002	10.00	0.05	(0.50)	(0.45)	(0.05)	0.00	0.00

16  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets **		Portfolio Turnover Rate
All Asset Fund

Institutional Class
09/30/2004 +	$(0.14)	$12.79	0.94%	$2,073,853	0.20	%*(d)	3.72	%*	66%
03/31/2004	(0.57)	12.81	19.53	1,022,553	0.23	(d)	6.13		99
07/31/2002 -03/31/2003	(0.27)	11.23	15.07	152,635	0.19	*(d)	5.50	*	101

Administrative Class
09/30/2004 +	(0.13)	12.78	0.85	18,031	0.45	*(e)	3.57		66
03/31/2004	(0.55)	12.80	19.21	9,433	0.48	(e)	6.88		99
12/31/2002 -03/31/2003	(0.01)	11.23	2.73	11	0.44	*(e)	2.28	*	101

All Asset All Authority Fund

Institutional Class
09/30/2004 +	$(0.13)	$10.72	(0.09)%	$74,462	0.50	%*(l)	3.27	%*	27%
10/31/2003 -3/31/2004	(0.25)	10.86	11.28	58,842	0.82	*(b)(l)	7.14	*	116

CommodityRealReturn Strategy Fund

Institutional Class
09/30/2004 +	$(0.26)	$15.78	2.20%	$2,473,262	0.74	%*	4.37	%*	144%
03/31/2004	(1.57)	15.72	45.67	1,780,461	0.74		2.02		290
06/28/2002 - 03/31/2003	(0.86)	12.03	29.33	91,773	0.74	*(f)	4.35	*	492

Administrative Class
09/30/2004 +	(0.25)	15.74	2.08	31,568	0.99	*	4.26	*	144
03/31/2004	(1.56)	15.68	45.14	28,721	0.99		3.43		290
02/14/2003 - 03/31/2003	0.00	12.03	(6.60)	9	0.99	*(g)	(42.88	)*	492

European StocksPLUS TR Strategy Fund

Institutional Class
09/30/2004 +	$(0.01)	$10.25	(0.64)%	$7,406	0.88	%*(n)	0.57	%*	413%
10/30/2003 - 03/31/2004	(0.82)	10.32	9.85	7,503	0.85	*(k)	(4.48	)*	118

Far East (ex-Japan) StocksPLUS TR Strategy Fund

Institutional Class
09/30/2004 +	$0.00	$10.56	(3.91)%	$5,343	0.87	%*(m)	0.69	%*	394%
10/30/2003 - 03/31/2004	0.00	10.99	9.95	8,007	0.85	*(j)	5.18	*	114

International StocksPLUS TR Strategy Fund

Institutional Class
09/30/2004 +	$(0.04)	$10.85	1.09%	$193,410	0.85	%*	0.58	%*	372%
10/30/2003 - 03/31/2004	(0.27)	10.77	10.56	17,420	0.85	*(h)	10.86	*	41

Japanese StocksPLUS TR Strategy Fund

Institutional Class
09/30/2004 +	$(0.17)	$10.50	(5.79)%	$7,021	0.88	%*(n)	0.77	%*	350%
10/30/2003 - 03/31/2004	(0.05)	11.32	13.70	4,003	0.85	*(i)	16.04	*	56

Real Return Asset Fund

Institutional Class
09/30/2004 +	$(0.27)	$12.08	0.14%	$340,130	0.65	%*	4.30	%*	343%
03/31/2004	(0.89)	12.34	19.57	277,777	0.66	(c)	2.69		553
03/31/2003	(0.61)	11.14	24.35	70,886	0.68		4.78		157
11/12/2001 - 03/31/2002	(0.05)	9.50	(4.47)	20,747	0.75	*	1.31	*	107

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.79%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.10%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.08%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.37%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.
(l)	Ratio of expenses to average net assets excluding interest expense is 0.30%.
(m)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(n)	Ratio of expenses to average net assets excluding tax expense is 0.85%.

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income**(a)	Net Realized/ Unrealized Gain (Loss) on Investments **(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
RealEstateRealReturn Strategy Fund
Institutional Class
09/30/2004 +	$11.98	$0.25	$(0.08)	$0.17	$(0.27)	$0.00	$0.00
10/30/2003 - 03/31/2004	10.00	0.11	2.71	2.82	(0.84)	0.00	0.00
StocksPLUS Total Return Fund
Institutional Class
09/30/2004 +	$12.13	$0.05	$0.00	$0.05	$(0.02)	$0.00	$0.00
03/31/2004	9.10	0.08	3.38	3.46	(0.04)	(0.39)	0.00
06/28/2002 - 03/31/2003	10.00	0.11	(0.89)	(0.78)	(0.08)	(0.04)	0.00
StocksPLUS TR Short Strategy Fund
Institutional Class
09/30/2004 +	$10.54	$0.04	$0.28	$0.32	$(0.02)	$0.00	$0.00
07/23/2003 - 03/31/2004	10.00	0.04	0.53	0.57	(0.03)	0.00	0.00

18  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets **		Portfolio Turnover Rate
RealEstateRealReturn Strategy Fund
Institutional Class
09/30/2004 +	$(0.27)	$11.88	1.46%	$214,170	0.75	%*(c)	4.74	%*	301%
10/30/2003 - 03/31/2004	(0.84)	11.98	29.61	283,084	0.74	*(b)	28.52	*	158
StocksPLUS Total Return Fund
Institutional Class
09/30/2004 +	$(0.02)	$12.16	0.43%	$425,842	0.74	%*	0.80	%*	199%
03/31/2004	(0.43)	12.13	38.42	220,622	0.74	(d)	0.64		282
06/28/2002 - 03/31/2003	(0.12)	9.10	(7.83)	4,185	0.74	*	1.62	*	398
StocksPLUS TR Short Strategy Fund
Institutional Class
09/30/2004 +	$(0.02)	$10.84	3.02%	$3,851	0.74	%*	0.66	%*	532%
07/23/2003 - 03/31/2004	(0.03)	10.54	5.68	3,623	0.75	*(c)(e)	0.62	*	190

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.06%.

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  19

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts	All Asset Fund	All Asset All Authority Fund	Commodity- RealReturn Strategy Fund	European StocksPLUS TR Strategy Fund	Far East (ex-Japan) StocksPLUS TR Strategy Fund	International StocksPLUS TR Strategy Fund
Assets:
Investments, at value	$0	$0	$6,215,956	$9,908	$6,961	$255,306
Investments in Affiliates, at value	3,254,207	79,407	0	0	0	0
Cash	37,407	909	855	10	10	471
Foreign currency, at value	0	0	7,054	20	16	437
Receivable for investments sold	0	0	0	65	0	3,068
Receivable for investments in Affiliates sold	8,413	0	0	0	0	0
Receivable for investments sold on delayed delivery basis	0	0	129,295	605	504	6,868
Unrealized appreciation on forward foreign currency contracts	0	0	0	1	8	8
Receivable for Fund shares sold	19,208	15	43,553	0	0	276
Interest and dividends receivable	0	0	409,906	242	132	2,359
Interest and dividends receivable from Affiliates	4,416	97	0	0	0	0
Variation margin receivable	0	0	14	0	0	1
Manager reimbursement receivable	141	0	0	0	0	0
Swap premiums paid	0	0	12,188	2	2	42
Unrealized appreciation on swap agreements	0	0	2,055	14	10	277
Other assets	0	0	0	1	0	10

	3,323,792	80,428	6,820,876	10,868	7,643	269,123

Liabilities:
Payable for investments purchased	$0	$0	$0	$2,641	$1,727	$60,722
Payable for investments in Affiliates purchased	21,043	931	0	0	0	0
Payable for investments purchased on delayed delivery basis	0	0	960,156	0	0	0
Unrealized depreciation on forward foreign currency contracts	0	0	778	181	43	3,336
Payable for short sale	0	0	129,288	606	505	6,875
Written options outstanding	0	0	7	0	0	0
Payable for Fund shares redeemed	1,622	0	11,698	0	0	0
Dividends payable	0	0	0	0	0	0
Interest payable	0	0	0	0	0	0
Accrued investment advisory fee	518	14	2,117	3	3	86
Accrued administration fee	508	3	1,686	2	1	48
Accrued distribution fee	346	0	659	0	0	1
Accrued servicing fee	236	0	606	0	0	1
Variation margin payable	0	0	942	3	2	142
Recoupment payable to Manager	0	0	2	0	0	0
Swap premiums received	0	0	4,961	15	12	721
Unrealized depreciation on swap agreements	0	0	21,849	0	0	350
Demand loan payable to bank	0	5,000	0	0	0	0
Accrued revolving credit fee	0	18	0	0	0	0
Other liabilities	0	0	9,248	11	7	107

	24,273	5,966	1,143,997	3,462	2,300	72,389

Net Assets	$3,299,519	$74,462	$5,676,879	$7,406	$5,343	$196,734

Net Assets Consist of:
Paid in capital	$3,154,606	$73,418	$5,220,945	$7,433	$5,524	$194,781
Undistributed (overdistributed) net investment income	26,384	606	(79,857)	164	100	(447)
Accumulated undistributed net realized gain (loss)	(8,983)	(2,410)	125,923	(253)	(387)	2,874
Net unrealized appreciation (depreciation)	127,512	2,848	409,868	62	106	(474)

	$3,299,519	$74,462	$5,676,879	$7,406	$5,343	$196,734

Net Assets:
Institutional Class	$2,073,853	$74,462	$2,473,262	$7,406	$5,343	$193,410
Administrative Class	18,031	0	31,568	0	0	0
Other Classes	1,207,635	0	3,172,049	0	0	3,324
Shares Issued and Outstanding:
Institutional Class	162,107	6,943	156,730	722	506	17,826
Administrative Class	1,411	0	2,005	0	0	0
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$12.79	$10.72	$15.78	$10.25	$10.56	$10.85
Administrative Class	12.78	0.00	15.74	0.00	0.00	0.00
Cost of Investments Owned	$0	$0	$6,155,147	$9,907	$6,951	$255,054

Cost of Investments in Affiliates Owned	$3,126,696	$76,559	$0	$0	$0	$0

Cost of Foreign Currency Held	$0	$0	$6,973	$20	$16	$433

20  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Amounts in thousands, except per share amounts	Japanese StocksPLUS TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS Total Return Fund	StocksPLUS TR Short Strategy Fund
Assets:
Investments, at value	$9,139	$438,924	$299,779	$537,475	$5,065
Investments in Affiliates, at value	0	0	0	0	0
Cash	11	0	566	468	28
Foreign currency, at value	21	339	500	2,136	6
Receivable for investments sold	0	0	4,637	2,973	397
Receivable for investments in Affiliates sold	0	0	0	0	0
Receivable for investments sold on delayed delivery basis	303	20,049	10,800	6,057	231
Unrealized appreciation on forward foreign currency contracts	0	0	7	17	0
Receivable for Fund shares sold	0	0	380	5,114	0
Interest and dividends receivable	11	5,763	2,750	861	12
Interest and dividends receivable from Affiliates	0	0	0	0	0
Variation margin receivable	0	0	2	67	1
Manager reimbursement receivable	0	0	0	0	0
Swap premiums paid	2	862	958	369	0
Unrealized appreciation on swap agreements	7	134	141	168	0
Other assets	0	0	0	0	0

	9,494	466,071	320,520	555,705	5,740

Liabilities:
Payable for investments purchased	$1,900	$0	$0	$51,690	$1,884
Payable for investments in Affiliates purchased	0	0	0	0	0
Payable for investments purchased on delayed delivery basis	0	104,106	48,889	0	0
Unrealized depreciation on forward foreign currency contracts	41	57	0	51	0
Payable for short sale	303	20,112	10,823	6,141	0
Written options outstanding	0	2	0	213	1
Payable for Fund shares redeemed	0	42	8,622	34	0
Dividends payable	0	8	0	0	0
Interest payable	191	0	1,729	92	0
Accrued investment advisory fee	3	114	121	173	2
Accrued administration fee	2	71	68	99	1
Accrued distribution fee	0	0	9	21	0
Accrued servicing fee	0	0	7	14	0
Variation margin payable	4	50	80	391	1
Recoupment payable to Manager	0	0	0	0	0
Swap premiums received	18	105	107	561	0
Unrealized depreciation on swap agreements	0	1,248	1,308	330	0
Demand loan payable to bank	0	0	0	0	0
Accrued revolving credit fee	0	0	0	0	0
Other liabilities	11	26	482	8	0

	2,473	125,941	72,245	59,818	1,889

Net Assets	$7,021	$340,130	$248,275	$495,887	$3,851

Net Assets Consist of:
Paid in capital	$6,995	$318,972	$206,209	$486,172	$3,530
Undistributed (overdistributed) net investment income	(33)	9,780	536	6,645	92
Accumulated undistributed net realized gain (loss)	265	(3,638)	37,471	2,068	231
Net unrealized appreciation (depreciation)	(206)	15,016	4,059	1,002	(2)

	$7,021	$340,130	$248,275	$495,887	$3,851

Net Assets:
Institutional Class	$7,021	$340,130	$214,170	$425,842	$3,851
Administrative Class	0	0	0	0	0
Other Classes	0	0	34,105	70,045	0
Shares Issued and Outstanding:
Institutional Class	668	28,146	18,030	35,015	355
Administrative Class	0	0	0	0	0
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.50	$12.08	$11.88	$12.16	$10.84
Administrative Class	0.00	0.00	0.00	0.00	0.00
Cost of Investments Owned	$9,135	$424,655	$292,443	$537,109	$5,063

Cost of Investments in Affiliates Owned	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$21	$335	$492	$2,114	$6

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  21

Statements of Operations

Period ended September 30, 2004 (Unaudited)

Amounts in thousands	All Asset Fund	All Asset All Authority Fund	Commodity- RealReturn Strategy Fund	European StocksPLUS TR Strategy Fund	Far East (ex-Japan) StocksPLUS TR Strategy Fund	International StocksPLUS TR Strategy Fund
Investment Income:
Interest	$0	$0	$120,833	$57	$52	$1,033
Dividends	0	0	0	0	0	0
Dividends from Affiliate investments	50,593	1,115	0	0	0	0
Miscellaneous income	32	2	0	0	0	0

Total Income	50,625	1,117	120,833	57	52	1,033

Expenses:
Investment advisory fees	2,590	74	11,470	22	18	392
Administration fees	2,598	15	9,194	12	10	217
Distribution and/or servicing fees – Administrative Class	14	0	35	0	0	0
Distribution and/or servicing fees – Other Classes	2,967	0	6,995	0	0	9
Trustees’ fees	0	0	4	0	0	0
Interest expense	0	60	13	0	1	4
Miscellaneous expense	0	2	110	1	0	7

Total Expenses	8,169	151	27,821	35	29	629

Reimbursement by Manager	(614)	0	0	0	0	0

Net Expenses	7,555	151	27,821	35	29	629

Net Investment Income	43,070	966	93,012	22	23	404

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	0	0	(27,415)	55	50	1,001
Net realized (loss) on Affiliate investments	(15,691)	(2,270)	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	0	0	(102,435)	(320)	(804)	419
Net realized gain (loss) on foreign currency transactions	0	0	(416)	(82)	1	302
Net change in unrealized appreciation (depreciation) on investments	0	0	(18,349)	(9)	0	189
Net change in unrealized appreciation on Affiliate investments	45,161	1,348	0	0	(4)	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	0	226,351	506	284	2,349
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	(693)	(208)	53	(3,328)

Net Gain (Loss)	29,470	(922)	77,043	(58)	(420)	932

Net Increase (Decrease) in Net Assets Resulting from Operations	$72,540	$44	$170,055	$(36)	$(397)	$1,336

22  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Amounts in thousands	Japanese StocksPLUS TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS Total Return Fund	StocksPLUS TR Short Strategy Fund
Investment Income:

Interest	$46	$7,521	$10,014	$2,650	$26
Dividends	0	0	0	7	0
Dividends from Affiliate investments	0	0	0	0	0
Miscellaneous income	0	0	0	1	0

Total Income	46	7,521	10,014	2,658	26

Expenses:
Investment advisory fees	16	607	899	836	9
Administration fees	8	379	489	491	5
Distribution and/or servicing fees – Administrative Class	0	0	0	0	0
Distribution and/or servicing fees – Other Classes	0	0	69	205	0
Trustees’ fees	0	0	0	0	0
Interest expense	0	1	12	2	0
Miscellaneous expense	1	0	9	8	0

Total Expenses	25	987	1,478	1,542	14

Reimbursement by Manager	0	0	0	0	0

Net Expenses	25	987	1,478	1,542	14

Net Investment Income	21	6,534	8,536	1,116	12

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	37	(7,035)	(6,828)	503	27
Net realized (loss) on Affiliate investments	0	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	121	581	162,238	(10,647)	73
Net realized gain (loss) on foreign currency transactions	(24)	70	(13)	2	0
Net change in unrealized appreciation (depreciation) on investments	(23)	2,344	1,408	(45)	(4)
Net change in unrealized appreciation on Affiliate investments	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(441)	162	(143,250)	4,834	4
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(21)	(110)	(1)	47	2

Net Gain (Loss)	(351)	(3,988)	13,554	(5,306)	102

Net Increase (Decrease) in Net Assets Resulting from Operations	$(330)	$2,546	$22,090	$(4,190)	$114

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  23

Statements of Changes in Net Assets

Amounts in thousands	All Asset Fund		All Asset All Authority Fund		CommodityRealReturn Strategy Fund		European StocksPLUS TR Strategy Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Period from October 31, 2003 to March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Period from October 30, 2003 to March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$43,070	$44,814	$966	$577	$93,012	$15,879	$22	$11
Net realized gain (loss)	0	1,354	0	(185)	(130,266)	313,968	(347)	355
Net realized (loss) on Affiliate investments	(15,691)	0	(2,270)	0	0	0	0	0
Net capital gain distributions received from Underlying PIMCO Funds	0	10,885	0	72	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	82,246	0	1,500	207,309	201,922	289	(226)
Net change in unrealized appreciation on Affiliate investments	45,161	0	1,348	0	0	0	0	0

Net increase (decrease) resulting from operations	72,540	139,299	44	1,964	170,055	531,769	(36)	140

Distributions to Shareholders:
From net investment income
Institutional Class	(20,478)	(23,612)	(799)	(164)	(37,493)	(73,227)	(11)	(121)
Administrative Class	(147)	(265)	0	0	(469)	(620)	0	0
Other Classes	(7,628)	(9,495)	0	0	(40,726)	(85,945)	0	0
From net realized capital gains
Institutional Class	0	(4,328)	0	0	0	(5,243)	0	0
Administrative Class	0	(58)	0	0	0	(13)	0	0
Other Classes	0	(2,104)	0	0	0	(5,745)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	(89)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(28,253)	(39,862)	(799)	(164)	(78,688)	(170,793)	(11)	(210)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,114,410	991,498	41,478	57,120	1,240,908	1,640,345	4,598	9,284
Administrative Class	8,430	8,186	0	0	3,204	26,835	0	0
Other Classes	491,274	801,023	0	0	1,285,910	2,178,312	0	0
Issued as reinvestment of distributions
Institutional Class	17,785	25,651	719	165	29,941	69,317	11	210
Administrative Class	132	323	0	0	462	633	0	0
Other Classes	5,397	7,747	0	0	31,526	69,810	0	0
Cost of shares redeemed
Institutional Class	(114,264)	(212,196)	(25,822)	(243)	(618,625)	(194,294)	(4,659)	(1,921)
Administrative Class	(159)	(17)	0	0	(1,078)	(50)	0	0
Other Classes	(110,626)	(31,467)	0	0	(494,858)	(176,210)	0	0
Net increase (decrease) resulting from Fund share transactions	1,412,379	1,590,748	16,375	57,042	1,477,390	3,614,698	(50)	7,573
Fund Redemption Fee	22	0	0	0	72	29	0	0

Total Increase (Decrease) in Net Assets	1,456,688	1,690,185	15,620	58,842	1,568,829	3,975,703	(97)	7,503

Net Assets:
Beginning of period	1,842,831	152,646	58,842	0	4,108,050	132,347	7,503	0

End of period*	$3,299,519	$1,842,831	$74,462	$58,842	$5,676,879	$4,108,050	$7,406	$7,503

* Including undistributed (overdistributed) net investment income of:	$26,384	$11,567	$606	$439	$(79,857)	$(94,181)	$164	$153

24  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Far East (ex-Japan) StocksPLUS TR Strategy Fund		International StocksPLUS TR Strategy Fund		Japanese StocksPLUS TR Strategy Fund		Real Return Asset Fund
Amounts in thousands	Six Months Ended September 30, 2004 (Unaudited)	Period from October 30, 2003 to March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Period from October 30, 2003 to March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Period from October 30, 2003 to March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$23	$9	$404	$38	$21	$9	$6,534	$5,560
Net realized gain (loss)	(753)	435	1,722	1,348	134	182	(6,384)	25,216
Net realized (loss) on Affiliate investments	0	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying PIMCO Funds	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	333	(227)	(790)	317	(485)	279	2,396	9,510
Net change in unrealized appreciation on Affiliate investments	0	0	0	0	0	0	0	0

Net increase (decrease) resulting from operations	(397)	217	1,336	1,703	(330)	470	2,546	40,286

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)	(585)	(490)	(96)	(17)	(6,875)	(8,900)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	(2)	(5)	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	0	0	(8,973)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	0	(1)	(587)	(495)	(96)	(17)	(6,875)	(17,873)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,925	8,570	195,712	20,338	6,430	3,761	227,915	304,182
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	2,377	1,953	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	0	0	585	490	96	17	6,802	17,801
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	2	5	0	0	0	0
Cost of shares redeemed
Institutional Class	(5,192)	(779)	(21,019)	(4,595)	(3,082)	(228)	(168,035)	(137,505)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	(342)	(730)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(2,267)	7,791	177,315	17,461	3,444	3,550	66,682	184,478
Fund Redemption Fee	0	0	0	1	0	0	0	0

Total Increase (Decrease) in Net Assets	(2,664)	8,007	178,064	18,670	3,018	4,003	62,353	206,891

Net Assets:
Beginning of period	8,007	0	18,670	0	4,003	0	277,777	70,886

End of period*	$5,343	$8,007	$196,734	$18,670	$7,021	$4,003	$340,130	$277,777

* Including undistributed (overdistributed) net investment income of:	$100	$77	$(447)	$(265)	$(33)	$41	$9,780	$10,121

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  25

Statements of Changes in Net Assets (Cont.)

	RealEstateRealReturn Strategy Fund		StocksPLUS Total Return Fund		StocksPLUS TR Short Strategy Fund
Amounts in thousands	Six Months Ended September 30, 2004 (Unaudited)	Period from October 30, 2003 to March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Period from July 23, 2003 to March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$8,536	$1,101	$1,116	$545	$12	$13
Net realized gain (loss)	155,397	(114,067)	(10,142)	23,494	100	213
Net change in unrealized appreciation (depreciation)	(141,843)	145,902	4,836	(3,941)	2	(4)

Net increase (decrease) resulting from operations	22,090	32,936	(4,190)	20,098	114	222

Distributions to Shareholders:
From net investment income
Institutional Class	(7,133)	(5,065)	(487)	(373)	(6)	(8)
Administrative Class	0	0	0	0	0	0
Other Classes	(595)	(167)	(19)	(14)	0	0
From net realized capital gains
Institutional Class	0	0	0	(4,037)	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	(978)	0	0

Total Distributions	(7,728)	(5,232)	(506)	(5,402)	(6)	(8)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	201,509	255,225	350,837	247,159	181	3,401
Administrative Class	0	0	0	0	0	0
Other Classes	20,631	23,035	18,701	65,899	0	0
Issued as reinvestment of distributions
Institutional Class	7,078	5,064	487	4,410	6	8
Administrative Class	0	0	0	0	0	0
Other Classes	509	147	14	725	0	0
Cost of shares redeemed
Institutional Class	(291,682)	(3,525)	(141,470)	(47,450)	(67)	0
Administrative Class	0	0	0	0	0	0
Other Classes	(10,407)	(1,382)	(12,306)	(5,304)	0	0
Net increase (decrease) resulting from Fund share transactions	(72,362)	278,564	216,263	265,439	120	3,409
Fund Redemption Fee	7	0	0	0	0	0

Total Increase (Decrease) in Net Assets	(57,993)	306,268	211,567	280,135	228	3,623

Net Assets:
Beginning of period	306,268	0	284,320	4,185	3,623	0

End of period*	$248,275	$306,268	$495,887	$284,320	$3,851	$3,623

* Including undistributed (overdistributed) net investment income of:	$536	$(272)	$6,645	$6,035	$92	$86

26  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Statement of Cash Flows

For six months ended September 30, 2004 (Unaudited)

Amounts in thousands	All Asset All Authority Fund
Increase (Decrease) in Cash from:

Financing Activities:

Sales of Fund shares	$41,505
Redemptions of Fund shares	(25,822)
Cash distributions paid	(81)
Proceeds from financing transactions	(3,100)

Net increase from financing activities	12,502

Operating Activities:

Purchases of long-term securities and foreign currency	(98,807)
Proceeds from sales of long-term securities and foreign currency	85,765
Net investment income	966
Change in other receivables/payables (net)	53

Net (decrease) from operating activities	(12,023)

Net Increase in Cash	479

Cash

Beginning of period	430

End of period	$909

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  27

Schedule of Investments

All Asset Fund (a)

September 30, 2004 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 98.6%

CommodityRealReturn Strategy	33,876,547	$534,572
Convertible	1,393,511	16,416
Emerging Markets Bond	28,159,548	303,278
European Convertible	7,975,588	98,578
Foreign Bond (Unhedged)	420,067	4,339
GNMA	19,145,057	213,084
High Yield	31,610,845	307,574
International StocksPLUS TR Strategy	17,467,057	189,518
Low Duration	11,731,573	120,483
Real Return	21,857,140	253,106
Real Return Asset	22,431,941	270,978
RealEstateRealReturn Strategy	15,092,513	179,299
Short-Term	387,776	3,897
StocksPLUS	45,341,577	423,490
StocksPLUS Total Return	27,598,289	335,595

Total Investments 98.6% (Cost $3,126,696)		$3,254,207

Other Assets and Liabilities (Net) 1.4%		45,312

Net Assets 100.0%		$3,299,519

Notes to Schedule of Investments:

(a)	The Fund is investing in Affiliates
(b)	Institutional Class shares of each PIMCO Fund

28  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

All Asset All Authority Fund (a)

September 30, 2004 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 106.6%

CommodityRealReturn Strategy	779,930	$12,307
Convertible	141,388	1,666
Emerging Markets Bond	802,595	8,644
European Convertible	194,685	2,406
European StocksPLUS TR Strategy	418,937	4,294
Far East (ex-Japan) StocksPLUS TR Strategy	212,889	2,248
GNMA	470,583	5,238
High Yield	771,679	7,509
Japanese StocksPLUS TR Strategy	428,440	4,499
Long-Term U.S. Government	1,197	13
Low Duration	9,914	102
Real Return	536,191	6,209
Real Return Asset	422,542	5,104
RealEstateRealReturn Strategy	397,720	4,725
StocksPLUS	867,986	8,107
StocksPLUS Total Return	521,060	6,336

Total Investments 106.6% (Cost $76,559)		$79,407

Other Assets and Liabilities (Net) (6.6%)		(4,945)

Net Assets 100.0%		$74,462

Notes to Schedule of Investments:

(a)	The Fund is investing in Affiliates
(b)	Institutional Class shares of each PIMCO Fund

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  29

Schedule of Investments

CommodityRealReturn Strategy Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.7%

Banking & Finance 0.5%

Countrywide Home Loans, Inc.
1.820% due 02/23/2005 (a)		$9,700	$9,698
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)		200	200
2.060% due 07/18/2005 (a)		3,100	3,103
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)		4,000	4,011
Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	273
8.625% due 02/01/2022		200	228
Phoenix Quake Wind Ltd.
4.050% due 07/03/2008 (a)		2,000	2,074
5.100% due 07/03/2008 (a)		1,240	1,273
Residential Reinsurance Ltd.
6.740% due 06/08/2006 (a)		500	390
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	101
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)		5,000	4,998
Vita Capital Ltd.
2.950% due 01/01/2007 (a)		2,200	2,214

			28,563

Industrials 0.2%

DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005		100	103
Petroleos Mexicanos
9.250% due 03/30/2018		8,300	10,126

			10,229

Utilities 0.0%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	111
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		1,500	1,508

			1,619

Total Corporate Bonds & Notes (Cost $ 40,389)			40,411

MUNICIPAL BONDS & NOTES 0.3%

Badger Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,102
California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,600	1,464
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		3,190	3,565
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		1,600	1,783
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	974
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,208
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	388
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,079
South Carolina Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		1,000	928
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,360	3,265

Total Municipal Bonds & Notes (Cost $16,165)			16,756

U.S. GOVERNMENT AGENCIES 0.2%

Freddie Mac
7.500% due 10/25/2043		8,390	9,174

Total U.S. Government Agencies (Cost $9,129)			9,174

U.S. TREASURY OBLIGATIONS 105.5%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		475,644	508,326
3.625% due 01/15/2008		813,832	892,768
3.875% due 01/15/2009		352,603	397,050
4.250% due 01/15/2010		204,502	237,406
3.500% due 01/15/2011		350,970	397,351
3.375% due 01/15/2012		21,174	23,999
3.000% due 07/15/2012		996,274	1,103,491
1.875% due 07/15/2013		244,723	248,958
2.000% due 01/15/2014		1,072,962	1,098,990
2.000% due 07/15/2014		4,321	4,418
2.375% due 01/15/2025		154,042	160,523
3.625% due 04/15/2028		244,088	309,782
3.875% due 04/15/2029		431,923	573,041
3.375% due 04/15/2032		26,678	33,831

Total U.S. Treasury Obligations (Cost $5,934,077)			5,989,934

ASSET-BACKED SECURITIES 0.2%

Redwood Capital Ltd.
3.900% due 01/01/2006 (a)		4,300	4,337
5.450% due 01/01/2006 (a)		4,300	4,342
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)		4,000	4,000

Total Asset-Backed Securities (Cost $12,600)			12,679

SOVEREIGN ISSUES 0.4%

Republic of Brazil
2.062% due 04/15/2006 (a)		160	160
2.125% due 04/15/2009 (a)		59	58
8.000% due 04/15/2014		22,459	22,353
11.000% due 08/17/2040		200	224
United Mexican States
6.375% due 01/16/2013		1,200	1,267

Total Sovereign Issues (Cost $23,589)			24,062

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.8%

Commonwealth of Canada
3.000% due 12/01/2036	C$	20,399	18,466
Pylon Ltd.
3.616% due 12/18/2008 (a)	EC	2,600	3,337
6.016% due 12/22/2008 (a)		4,300	5,547
Republic of France
3.000% due 07/25/2012		10,564	14,558
Republic of Italy
2.150% due 09/15/2014		4,098	5,235

Total Foreign Currency-Denominated Issues (Cost $ 43,381)			47,143

SHORT-TERM INSTRUMENTS 1.4%

Commercial Paper 0.2%

Fannie Mae
1.734% due 11/15/2004		$2,500	2,494
1.819% due 12/22/2004		5,800	5,775
UBS Finance, Inc.
1.940% due 01/25/2005		3,800	3,776

			12,045

Repurchase Agreement 0.5%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $27,898. Repurchase proceeds are $27,348.)		27,347	27,347

U.S. Treasury Bills 0.7%

1.631% due 12/02/2004-12/16/2004 (c)(d)(e)		36,545	36,405

Total Short-Term Instruments (Cost $ 75,817)			75,797

Total Investments 109.5% (Cost $ 6,155,147)			$6,215,956

Written Options (g) (0.0%) (Premiums $ 1,802)			(7)

Other Assets and Liabilities (Net) (9.5%)			(539,070)

Net Assets 100.0%			$5,676,879

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $ 15,698 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $ 7,519 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	916	$(84)
Euro-Bund 10-Year Note Long Futures	12/2004	1,982	1,567
U.S. Treasury 10-Year Note Long Futures	12/2004	1,786	1,559

			$3,042

30  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$19
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	26
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	91,500	2,010
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$244,200	(12,403)
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033		44,000	(119)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		66,000	(1,016)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033		61,600	(719)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		66,200	(3,598)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		20,000	(249)
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014		77,700	(3,745)

							$(19,794)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
AIG International Inc.	Dow Jones - AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	$1,285,000	$0
AIG International Inc.	Dow Jones - AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	186,200	0
Barclays Bank PLC	Dow Jones AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	1,217,900	0
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	839,700	0
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	1,901,500	0
Societe Generale	Dow Jones - AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	200,000	0

					$0

(g)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$29,100	$320	$2
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	33,200	289	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	29,100	175	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	33,200	325	0
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	11/02/2004	40,700	360	5
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	11/02/2004	40,700	333	0

						$1,802	$7

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par		Value	Proceeds
Republic of Italy	4.250	08/01/2014	EC	10,000	$12,575	$12,228
U.S. Treasury Note	3,000	11/15/2007		$1,000	1,003	1,003
U.S. Treasury Note	4.750	05/15/2014		110,200	115,710	115,798

					$129,288	$129,029

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	C$	20,091	10/2004	$0	$(461)	$(461)
Sell	EC	10,943	10/2004	0	(317)	(317)

				$0	$(778)	$(778)

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  31

Schedule of Investments

European StocksPLUS TR Strategy Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.9%

Banking & Finance 0.2%

Banque Centrale De Tunisie
7.375% due 04/25/2012		$12	$14

Utilities 2.7%

Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)		100	100
SBC Communications, Inc.
4.250% due 06/05/2021		100	101

			201

Total Corporate Bonds & Notes (Cost $215)			215

MUNICIPAL BONDS & NOTES 0.3%

Akron, Ohio Community Learning Centers Income Tax
Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033		20	20

Total Municipal Bonds & Notes (Cost $20)			20

U.S. GOVERNMENT AGENCIES 38.7%

Fannie Mae
2.875% due 11/25/2023 (a)		100	103
5.000% due 10/19/2019		1,500	1,524
5.500% due 10/14/2034		1,100	1,115
5.591% due 07/01/2032 (a)		109	112
Freddie Mac
5.500% due 08/15/2030		13	13

Total U.S. Government Agencies (Cost $2,867)			2,867

U. S. TREASURY OBLIGATIONS 13.8%

Treasury Inflation Protected Securities (b)
3.875% due 01/15/2009		462	520
U.S. Treasury Notes
1.250% due 05/31/2005		200	199
1.625% due 04/30/2005		300	300

Total U.S. Treasury Obligations (Cost $1,020)			1,019

MORTGAGE-BACKED SECURITIES 3.9%

Wells Fargo Mortgage-Backed Securities Trust
3.542% due 09/25/2034 (a)		291	292

Total Mortgage-Backed Securities (Cost $292)			292

SOVEREIGN ISSUES 1.4%

Republic of Brazil
14.500% due 10/15/2009		25	33
Republic of Panama
9.625% due 02/08/2011		12	14
Republic of Peru
9.125% due 02/21/2012		11	12
United Mexican States
10.375% due 02/17/2009		36	44

Total Sovereign Issues (Cost $101)			103

FOREIGN CURRENCY- DENOMINATED ISSUES (h) 4.8%

United Kingdom Gilt
4.000% due 03/07/2009	BP	200	352

Total Foreign Currency-Denominated Issues (Cost $351)			352

	#of Contracts		Value (000s)

PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/14/2005		6	0

Total Purchased Put Options (Cost $0)			0

	Shares

EXCHANGE-TRADED FUNDS 2.1%

streetTRACKS Dow Jones EURO STOXX 50 Fund		4,656	158

Total Exchange-Traded Funds (Cost $158)			158

SHORT-TERM INSTRUMENTS 65.9%

	Principal Amount (000s)

Certificates of Deposit 2.7%

Citibank New York N.A.
1.880% due 12/22/2004		$100	99
Wells Fargo Bank N.A.
1.620% due 10/06/2004		100	100

			199

Commercial Paper 52.6%

ABN AMRO North America
1.480% due 10/06/2004		200	200
Anz (Delaware), Inc.
1.635% due 11/18/2004		100	100
1.845% due 12/17/2004		100	99
Barclays U.S. Funding Corp.
1.800% due 12/08/2004		200	199
CBA (de) Finance
1.520% due 10/15/2004		100	100
1.850% due 12/20/2004		100	99
Danske Corp.
1.520% due 10/18/2004		200	200
Den Norske Bank ASA
1.500% due 10/06/2004		100	100
1.840% due 12/23/2004		100	99
Dexia Delaware LLC
1.810% due 12/13/2004		200	199
Fannie Mae
1.687% due 12/01/2004		200	199
1.693% due 11/08/2004		200	200
1.723% due 12/08/2004		100	100
1.774% due 12/15/2004		100	99
1.780% due 12/15/2004		100	100
Federal Home Loan Bank
1.475% due 10/15/2004		100	100
Freddie Mac
1.470% due 10/12/2004		100	100
1.474% due 10/19/2004		100	100
1.570% due 11/15/2004		100	100
1.579% due 11/22/2004		100	100
1.777% due 12/14/2004		100	100
HBOS Treasury Services PLC
1.535% due 10/15/2004		100	100
1.735% due 12/03/2004		100	100
ING U.S. Funding LLC
1.485% due 10/05/2004		200	200
Royal Bank of Scotland PLC
1.540% due 10/19/2004		200	200
1.810% due 12/22/2004		200	199
Svenska Handelsbanken, Inc.
1.650% due 11/22/2004		100	100
UBS Finance, Inc.
1.630% due 11/16/2004		100	100
1.735% due 12/03/2004		100	100
Westpac Capital Corp.
1.690% due 11/26/2004		100	100

			3,892

Repurchase Agreement 1.3%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Home Loan Bank 1.250% due 01/21/2005 valued at $105. Repurchase proceeds are $99.)		99	99

U.S. Treasury Bills 9.3%

1.629% due 12/02/2004-12/16/2004 (c)(d)(e)		695	692

Total Short-Term Instruments (Cost $4,883)			4,882

Total Investments 133.8% (Cost $9,907)			$9,908

Other Assets and Liabilities (Net) (33.8%)			(2,502)

Net Assets 100.0%			$7,406

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $ 498 have been pledged as collateral for swap contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $ 194 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March
Long Futures	03/2005	3	$0
Eurodollar June
Long Futures	06/2005	6	2
Eurodollar December
Long Futures	12/2006	1	3
Euro-Bobl 5-Year Note
Long Futures	12/2004	2	1
Euro-Bund 10-Year
Note Long Futures	12/2004	2	0
Euroswissfranc
December
Long Futures	12/2013	1	0
U.S. Treasury 10-Year
Note Long Futures	12/2004	10	10
U.S. Treasury 30-Year
Bond Long Futures	12/2004	4	(4)
United Kingdom 90-Day
LIBOR Long Futures	12/2004	1	(1)

			$11

32  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	100	$0
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		600	0
Morgan Stanley Dean Witter & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		3,000	7
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$300	2
Goldman Sachs & Co.	3-month LIBOR	Pay	4.000%	12/15/2007		200	2
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		100	3

							$14

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Dow Jones EURO STOXX 50 Fund Index	1-month LIBOR plus 0.400%	10/29/2004	213,813	$0

(g)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$200	$201	$200
U.S. Treasury Note	4.250	11/15/2013	400	405	405

				$606	$605

(h)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	5	10/2004	$0	$0	$0
Sell		205	10/2004	0	(7)	(7)
Buy	EC	53	10/2004	1	0	1
Sell		6,085	10/2004	0	(174)	(174)
Buy	JY	11,883	10/2004	0	0	0

				$1	$(181)	$(180)

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  33

Schedule of Investments

Far East (ex-Japan) StocksPLUS TR Strategy Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 3.3%

Banking & Finance 0.3%

Banque Centrale De Tunisie
7.375% due 04/25/2012		$12	$14

Utilities 3.0%

Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)		60	60
SBC Communications, Inc.
4.206% due 06/05/2005		100	101

			161

Total Corporate Bonds & Notes (Cost $174)			175

MUNICIPAL BONDS & NOTES 0.4%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033		20	20

Total Municipal Bonds & Notes (Cost $20)			20

U.S. GOVERNMENT AGENCIES 38.4%

Fannie Mae
2.875% due 11/25/2023 (a)		100	104
5.000% due 10/19/2019		1,000	1,016
5.500% due 10/14/2034		700	709
5.591% due 07/01/2032 (a)		109	112
Freddie Mac
5.500% due 08/15/2030		13	13
Government National Mortgage Association
3.000% due 05/20/2034 (a)		99	98

Total U.S. Government Agencies (Cost $2,049)			2,052

U.S. TREASURY OBLIGATIONS 15.8%

Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008		59	64
3.875% due 01/15/2009		231	260
3.500% due 01/15/2011		109	123
U.S. Treasury Notes
1.625% due 04/30/2005		200	200
1.250% due 05/31/2005		200	199

Total U.S. Treasury Obligations (Cost $847)			846

SOVEREIGN ISSUES 1.9%

Republic of Brazil
14.500% due 10/15/2009		25	33
Republic of Panama
9.625% due 02/08/2011		12	14
Republic of Peru
9.125% due 02/21/2012		11	12
United Mexican States
10.375% due 02/17/2009		36	44

Total Sovereign Issues (Cost $100)			103

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 6.6%

United Kingdom Gilt
4.000% due 03/07/2009	BP	200	352

Total Foreign Currency-Denominated Issues (Cost $351)			352

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/14/2005		1	0
Strike @ 93.250 Exp. 03/14/2005		5	0

Total Purchased Put Options (Cost $0)			0

EXCHANGE -TRADED FUNDS 3.8%

	Shares

iShares MSCI Hong Kong Index Fund		9,389	104
iShares MSCI Malaysia Index Fund		10,060	68
iShares MSCI Singapore Index Fund		261	2
iShares MSCI South Korea Index Fund		240	6
iShares MSCI Taiwan Index Fund		2,240	24

Total Exchange-Traded Funds (Cost $200)			204

SHORT-TERM INSTRUMENTS 60.1%

	Principal Amount (000s)

Certificates of Deposit 1.9%

Citibank New York N.A.
1.660% due 11/23/2004		$100	100

Commercial Paper 52.2%

ABN AMRO North America
1.925% due 01/24/2005		100	99
CBA (de) Finance
1.850% due 12/20/2004		100	99
Danske Corp.
1.725% due 12/03/2004		100	100
Den Norske Bank ASA
1.770% due 12/07/2004		100	100
Dexia Delaware LLC
1.830% due 12/20/2004		100	99
Fannie Mae
1.537% due 10/20/2004		100	100
1.594% due 12/01/2004		100	100
1.687% due 12/01/2004		300	299
1.739% due 12/08/2004		100	99
1.760% due 12/08/2004		100	99
General Electric Capital Corp.
1.600% due 11/09/2004		100	100
HBOS Treasury Services PLC
1.730% due 12/02/2004		100	100
1.735% due 12/03/2004		100	100
ING U.S. Funding LLC
1.485% due 10/05/2004		100	100
1.730% due 12/01/2004		100	100
Lloyds Bank PLC
1.530% due 10/22/2004		100	100
National Australia Funding, Inc.
1.620% due 10/01/2004		100	100
Nordea North America, Inc.
1.790% due 12/08/2004		100	100
Rabobank USA Financial Corp.
1.960% due 01/28/2005		100	99
Royal Bank of Scotland PLC
1.540% due 10/19/2004		100	100
Svenska Handelsbanken, Inc.
1.730% due 12/02/2004		100	100
1.740% due 12/03/2004		100	100
UBS Finance, Inc.
1.690% due 11/29/2004		100	100
1.765% due 12/07/2004		100	100
Westpac Capital Corp.
1.690% due 11/26/2004		200	199

			2,792

Repurchase Agreement 2.8%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Home Loan Bank 1.625% due 04/15/2005 valued at $156. Repurchase proceeds are $148.)		148	148

U.S. Treasury Bills 3.2%

1.625% due 12/02/2004- 12/16/2004 (c)(d)		170	169

Total Short-Term Instruments (Cost $3,210)			3,209

Total Investments 130.3% (Cost $6,951)			$6,961

Other Assets and Liabilities (Net) (30.3%)			(1,618)

Net Assets 100.0%			$5,343

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $169 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	2	$0
Eurodollar June Long Futures	06/2005	6	2
Eurodollar December Long Futures	12/2006	1	3
Euro-Bobl 5-Year Note Long Futures	12/2004	2	1
Euro-Bund 10-Year Note Long Futures	12/2004	2	0
U.S. Treasury 10-Year Note Long Futures	12/2004	4	8
U.S. Treasury 30-Year Bond Long Futures	12/2004	4	(4)
United Kingdom 90-Day LIBOR Long Futures	12/2004	1	(1)

			$9

34  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(e) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	100	$0
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		600	0
Morgan Stanley Dean Witter & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		2,300	6
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$300	2
Goldman Sachs & Co.	3-month LIBOR	Pay	4.000%	12/15/2007		200	2

							$10

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	iShares MSCI Hong Kong Index Fund	1-month LIBOR plus 0.400%	10/29/2004	128,768	$0
Goldman Sachs & Co.	iShares MSCI Malaysia Index Fund	1-month LIBOR plus 0.400%	10/29/2004	61,091	0
Goldman Sachs & Co.	iShares MSCI Singapore Index Fund	1-month LIBOR plus 0.400%	10/29/2004	102,092	0
Goldman Sachs & Co.	iShares MSCI South Korea Index Fund	1-month LIBOR plus 0.400%	10/29/2004	62,039	0
Goldman Sachs & Co.	iShares MSCI Taiwan Index Fund	1-month LIBOR plus 0.400%	10/29/2004	94,071	0

					$0

(f) Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$200	$201	$200
U.S. Treasury Note	4.250	11/15/2013	300	304	304

				$505	$504

(g) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	5	10/2004	$0	$0	$0
Sell		205	10/2004	0	(7)	(7)
Sell	EC	8	10/2004	0	0	0
Buy	H$	5,326	11/2004	0	0	0
Sell		16,960	11/2004	1	0	1
Buy	JY	10,058	10/2004	0	0	0
Buy	KW	1,099,361	11/2004	3	(2)	1
Sell		2,816,656	11/2004	0	(14)	(14)
Buy	S$	548	11/2004	4	0	4
Sell		1,672	11/2004	0	(16)	(16)
Buy	T$	13,270	11/2004	0	(1)	(1)
Sell		47,936	11/2004	0	(3)	(3)

				$8	$(43)	$(35)

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  35

Schedule of Investments

International StockPLUS TR Strategy Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.2%

Banking & Finance 0.5%

Banque Centrale De Tunisie
7.375% due 04/25/2012		$39	$45
Goldman Sachs Group, Inc.
1.962% due 07/23/2009 (a)		900	903

			948

Industrials 0.9%

DaimlerChrysler North America Holding Corp.
2.340% due 09/10/2007 (a)		900	902
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		400	423
Smurfit Capital Funding PLC
6.750% due 11/20/2005		400	414

			1,739

Utilities 0.8%
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)		100	100
SBC Communications, Inc.
4.250% due 06/05/2021		1,000	1,012
TXU Energy Co. LLC
2.370% due 01/17/2006 (a)		450	451

			1,563

Total Corporate Bonds & Notes (Cost $4,241)			4,250

MUNICIPAL BONDS & NOTES 0.3%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033		70	71
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		300	335
Dallas, Texas Independant School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2026		100	102

Total Municipal Bonds & Notes (Cost $497)			508

U.S. GOVERNMENT AGENCIES 31.0%

Fannie Mae
1.900% due 05/25/2034		765	765
1.960% due 03/25/2034 (a)		187	186
2.090% due 08/25/2030 (a)		626	625
2.875% due 11/25/2023 (a)		350	362
3.343% due 04/25/2024 (a)		494	511
3.500% due 05/25/2009- 04/25/2017 (c)		1,246	1,252
4.637% due 09/01/2031 (a)		9	10
5.000% due 10/19/2019		21,500	21,843
5.500% due 11/25/2013- 11/15/2034 (c)		33,030	33,465
5.591% due 07/01/2032 (a)		328	335
Freddie Mac
2.108% due 05/15/2029 (a)		203	203
5.000% due 10/14/2034		500	495
5.500% due 08/15/2030		464	467
7.500% due 10/25/2043		84	92
Government National Mortgage Association
2.178% due 03/16/2032		110	111
4.625% due 11/20/2024 (a)		266	271

Total U.S. Government Agencies (Cost $61,021)			60,993

U.S. TREASURY OBLIGATIONS 10.0%

Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008		10,376	11,382
3.875% due 01/15/2009		3,927	4,422
4.250% due 01/15/2010		1,126	1,307
U.S. Treasury Bond
8.125% due 08/15/2019		300	411
U.S. Treasury Notes
1.250% due 05/31/2005		400	398
1.625% due 04/30/2005		600	599
5.000% due 08/15/2011		1,000	1,075

Total U.S. Treasury Obligations (Cost $19,554)			19,594

MORTGAGE-BACKED SECURITIES 2.1%

Bank of America Mortgage Securities
2.290% due 01/25/2034 (a)		509	509
Bear Stearns Commercial Mortgage Securities, Inc.
1.820% due 05/14/2016 (a)		700	700
Countrywide Home Loans, Inc.
2.110% due 04/25/2034 (a)		78	77
2.120% due 08/25/2034 (a)		585	584
First Republic Mortgage Loan Trust
2.110% due 11/15/2031 (a)		433	432
GSR Mortgage Loan Trust
2.540% due 01/25/2032 (a)		96	97
Residential Accredit Loans, Inc.
2.240% due 03/25/2033 (a)		467	467
Residential Asset Securitization Trust
2.015% due 05/25/2033 (a)		782	784
Structured Asset Securities Corp.
1.775% due 08/25/2033 (a)		10	10
2.340% due 05/25/2032 (a)		201	202
Wells Fargo Mortgage-Backed Securities Trust
3.542% due 09/25/2034 (a)		291	292

Total Mortgage-Backed Securities (Cost $4,156)			4,154

ASSET-BACKED SECURITIES 11.8%

ACE Securities Corp.
1.960% due 02/25/2034 (a)		55	55
Ameriquest Mortgage Securities, Inc.
1.920% due 05/25/2034 (a)		73	73
1.970% due 08/25/2034 (a)		630	630
2.000% due 06/25/2005 (a)		117	118
2.130% due 06/25/2031 (a)		94	95
2.250% due 02/25/2033 (a)		150	151
Amortizing Residential Collateral Trust
2.130% due 07/25/2032 (a)		17	17
Argent Securities, Inc.
2.000% due 10/25/2020 (a)		125	125
Asset-Backed Funding Certificates
1.970% due 07/25/2034 (a)		865	864
Bank One Issuance Trust
1.810% due 10/15/2008 (a)		1,000	1,001
Carrington Mortgage Loan Trust
1.887% due 08/25/2034 (a)		900	900
Chase Credit Card Master Trust
1.810% due 07/16/2007 (a)		1,000	1,001
Countrywide Asset-Backed Certificates
1.010% due 01/25/2035 (a)		1,000	1,000
1.725% due 08/25/2023 (a)		512	512
1.755% due 11/25/2020 (a)		1	1
Finance America Mortgage Loan Trust
1.970% due 08/25/2034 (a)		796	796
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.730% due 10/25/2034 (a)		800	799
1.735% due 07/25/2033 (a)		242	243
Fremont Home Loan Trust
1.940% due 05/24/2034 (a)		428	428
GSAMP Trust
2.020% due 10/01/2034 (a)(i)		1,000	1,000
2.130% due 03/25/2034 (a)		616	616
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)		289	290
Home Equity Asset Trust
1.780% due 12/25/2034 (a)		882	882
Long Beach Mortgage Loan Trust
2.160% due 06/25/2033 (a)		577	578
Merrill Lynch Mortgage Investors, Inc.
2.180% due 02/25/2034 (a)		346	347
Nelnet Student Loan Trust
1.920% due 04/25/2011 (a)		1,000	1,000
Nissan Auto Lease Trust
1.690% due 12/15/2005 (a)		451	451
Option One Mortgage Loan Trust
1.950% due 05/25/2034 (a)		692	693
Quest Trust
2.400% due 06/25/2034 (a)		599	600
Renaissance Home Equity Loan Trust
2.040% due 07/25/2034 (a)		665	666
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)		788	789
Residential Asset Securities Corp.
1.845% due 09/25/2031 (a)		30	30
1.970% due 04/25/2013 (a)		654	654
Saxon Asset Securities Trust
2.240% due 12/25/2032 (a)		245	245
Sears Credit Account Master Trust
1.890% due 08/18/2009 (a)		1,000	1,002
2.140% due 11/17/2009 (a)		1,000	1,001
SLM Student Loan Trust
1.540% due 03/15/2011 (a)		185	186
Soundview Home Equity Loan Trust
2.000% due 07/25/2034 (a)		568	568
Terwin Mortgage Trust
1.770% due 09/25/2034 (a)(i)		845	843
Truman Capital Mortgage Loan Trust
2.180% due 01/25/2034 (a)		77	77
Wells Fargo Home Equity Trust
1.866% due 09/25/2034 (a)		900	899
2.000% due 09/25/2034 (a)		1,000	1,000

Total Asset-Backed Securities (Cost $23,223)			23,226

SOVEREIGN ISSUES 1.2%

Hong Kong Government International Bond
5.125% due 08/01/2014		500	516
Republic of Brazil
2.125% due 04/15/2009 (a)		235	231
14.500% due 10/15/2009		80	103
Republic of Panama
9.625% due 02/08/2011		39	45
Republic of Peru
9.125% due 02/21/2012		37	42
Russian Federation
8.750% due 07/24/2005		1,300	1,357
United Mexican States
10.375% due 02/17/2009		122	150

Total Sovereign Issues (Cost $2,407)			2,444

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 0.2%

United Kingdom Gilt
4.000% due 03/07/2009	BP	200	352

Total Foreign Currency-Denominated Issues (Cost $351)			352

36  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

	# of Contracts	Value (000s)
PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 92.500
Exp. 06/13/2005	44	$0
Eurodollar March Futures (CME)
Strike @ 93.250
Exp. 03/14/2005	26	0

Total Purchased Put Options (Cost $1)		0

EXCHANGE-TRADED FUNDS 4.7%

	Shares

iShares MSCI EAFE Trust	65,800	9,304

Total Exchange-Traded Funds (Cost $9,116)		9,304

SHORT-TERM INSTRUMENTS 66.3%

	Principal Amount (000s)

Certificates of Deposit 1.8%
Citibank New York N.A.
1.650% due 11/23/2004	$3,400	3,400
1.750% due 12/07/2004	200	200

		3,600

Commercial Paper 62.8%

ABN AMRO North America
1.925% due 01/24/2005	1,400	1,391
1.945% due 01/31/2005	4,200	4,172
Anz (Delaware), Inc.
1.570% due 10/26/2004	400	400
Bank of Ireland
1.750% due 12/06/2004	4,800	4,783
1.785% due 12/08/2004	800	797
Barclays U.S. Funding Corp.
1.610% due 11/03/2004	1,700	1,697
1.800% due 12/08/2004	3,700	3,687
CBA (de) Finance
1.485% due 10/08/2004	1,400	1,400
1.505% due 10/12/2004	800	800
1.565% due 10/25/2004	500	499
CDC Commercial Corp.
1.670% due 11/23/2004	2,800	2,793
Danske Corp.
1.480% due 10/06/2004	1,600	1,600
1.520% due 10/18/2004	100	100
1.570% due 10/25/2004	1,400	1,398
1.645% due 11/19/2004	1,100	1,098
1.645% due 11/22/2004	100	100
1.725% due 12/03/2004	200	199
1.765% due 12/09/2004	100	100
1.785% due 12/16/2004	400	398
Den Norske Bank ASA
1.500% due 10/06/2004	4,600	4,599
1.830% due 12/15/2004	1,200	1,195
1.840% due 12/23/2004	100	100
Dexia Delaware LLC
1.540% due 10/04/2004	800	800
1.560% due 10/25/2004	2,600	2,597
1.830% due 12/20/2004	2,500	2,489
Fannie Mae
1.488% due 10/20/2004	700	699
1.530% due 10/18/2004	1,300	1,299
1.596% due 11/03/2004	3,600	3,595
1.605% due 11/10/2004	1,100	1,098
1.660% due 11/24/2004	200	199
1.693% due 11/08/2004	2,500	2,495
1.760% due 12/08/2004	1,800	1,794
Federal Home Loan Bank
1.475% due 10/15/2004	1,000	999
1.650% due 12/08/2004	1,800	1,794
1.749% due 12/10/2004	4,100	4,085
Ford Motor Credit Co.
2.470% due 04/04/2005	500	495
ForeningsSparbanken AB
1.785% due 12/07/2004	2,100	2,093
Freddie Mac
1.500% due 10/19/2004	2,100	2,098
1.550% due 10/26/2004	1,600	1,598
1.560% due 10/20/2004	1,500	1,499
1.570% due 11/15/2004	700	699
1.571% due 11/22/2004	1,800	1,796
General Electric Capital Corp.
1.580% due 11/01/2004	800	799
1.590% due 11/05/2004	700	699
1.800% due 12/16/2004	2,800	2,789
General Motors Acceptance Corp.
2.495% due 04/05/2005	900	890
HBOS Treasury Services PLC
1.495% due 10/05/2004	700	700
1.535% due 10/15/2004	200	200
1.580% due 10/21/2004	400	400
1.585% due 10/26/2004	400	400
1.625% due 11/02/2004	3,200	3,195
1.640% due 10/26/2004	100	100
1.780% due 12/07/2004	300	299
1.780% due 12/08/2004	300	299
1.820% due 12/14/2004	100	100
ING U.S. Funding LLC
1.470% due 10/04/2004	1,800	1,800
1.505% due 10/01/2004	2,500	2,500
1.790% due 12/08/2004	300	299
1.790% due 12/10/2004	1,200	1,196
1.840% due 12/21/2004	100	100
National Australia Funding, Inc.
1.590% due 10/19/2004	4,600	4,596
1.620% due 10/01/2004	1,100	1,100
Nordea North America, Inc.
1.730% due 11/29/2004	4,000	3,989
1.790% due 12/08/2004	800	797
Rabobank USA Financial Corp.
1.860% due 10/01/2004	400	400
Royal Bank of Scotland PLC
1.540% due 10/19/2004	3,200	3,197
1.595% due 10/18/2004	100	100
1.630% due 10/25/2004	1,700	1,698
1.835% due 12/20/2004	900	896
Shell Finance (UK) PLC
1.685% due 11/24/2004	1,400	1,396
Spintab AB
1.615% due 11/01/2004	900	899
Stadshypoket Delaware, Inc.
1.610% due 11/09/2004	1,500	1,497
1.820% due 12/14/2004	2,600	2,590
Statens Bostadsfin Bank
1.530% due 10/20/2004	300	300
Svenska Handelsbanken, Inc.
1.615% due 10/29/2004	1,300	1,298
1.625% due 11/04/2004	900	899
1.650% due 11/22/2004	1,400	1,397
1.740% due 12/03/2004	200	199
1.790% due 12/08/2004	1,800	1,794
Toyota Motor Credit Corp.
1.630% due 11/03/2004	1,000	998
UBS Finance, Inc.
1.630% due 11/16/2004	1,700	1,696
1.665% due 11/23/2004	100	100
1.735% due 12/03/2004	600	598
1.765% due 12/07/2004	1,400	1,395
1.835% due 12/22/2004	700	697
Westpac Capital Corp.
1.520% due 10/15/2004	600	600
1.665% due 11/23/2004	400	399
1.680% due 11/26/2004	600	598
Westpac Trust Securities NZ Ltd.
1.460% due 10/04/2004	1,300	1,300
1.650% due 11/19/2004	1,900	1,896

		123,611

Repurchase Agreement 0.5%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $1,030. Repurchase proceeds are $1,009.)	1,009	1,009

U.S. Treasury Bills 1.2%
1.629% due 12/02/2004-12/16/2004 (c)(d)(e)	2,270	2,261

Total Short-Term Instruments (Cost $130,487)		130,481

Total Investments 129.8% (Cost $255,054)		$255,306

Other Assets and Liabilities (Net) (29.8%)		(58,572)

Net Assets 100.0%		$196,734

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $1,763 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	80	$(2)
Eurodollar June Long Futures	06/2005	76	69
Eurodollar December Long Futures	12/2006	11	30
Euro-Bobl 5-Year Note Long Futures	12/2004	81	31
Euro-Bund 10-Year Note Long Futures	12/2004	38	(8)
Euroswissfranc December Long Futures	12/2013	2	0
Government of Japan 10-Year Note Long Futures	12/2004	2	24
U.S. Treasury 10-Year Note Long Futures	12/2004	553	638
U.S. Treasury 30-Year Bond Long Futures	12/2004	100	(100)
United Kingdom 90-Day LIBOR Long Futures	12/2004	11	(6)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	12/2005	27	14

			$690

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  37

Schedule of Investments (Cont.)

International StockPLUS TR Stategy Fund

September 30, 2004 (Unaudited)

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	$(31)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(41)
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	1,600	4
Morgan Stanley Dean Witter & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		55,000	131
Barclays Bank PLC	3-month LIBOR	Receive	5.000%	12/15/2014		$9,600	76
Goldman Sachs & Co.	3-month LIBOR	Pay	4.000%	12/15/2006		2,200	1
Goldman Sachs & Co.	3-month LIBOR	Pay	4.000%	12/15/2007		1,100	12
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		1,200	11
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024		5,300	(278)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		1,700	40

							$(75)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$300	$1
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	400	0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	400	1

						$2

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	04/15/2005	1,177,100	$0
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	09/15/2005	146,069	0

					$0

(g)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$400	$402	$401
U.S. Treasury Note	3.875	02/15/2013	600	596	595
U.S. Treasury Note	4.250	11/15/2013	5,800	5,877	5,872

				$6,875	$6,868

(h)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	14,129	10/2004	$0	$(282)	$(282)
Sell	BP	27,091	10/2004	0	(856)	(856)
Sell		2,184	12/2004	0	(90)	(90)
Sell	DK	7,092	12/2004	0	(33)	(33)
Buy	EC	453	10/2004	8	0	8
Sell		54,921	10/2004	0	(1,475)	(1,475)
Sell	H$	14,061	10/2004	0	0	0
Sell	JY	4,755,575	10/2004	0	(201)	(201)
Sell	N$	203	10/2004	0	(4)	(4)
Sell	NK	5,759	12/2004	0	(24)	(24)
Sell	S$	718	10/2004	0	(8)	(8)
Sell	SF	17,257	12/2004	0	(232)	(232)
Sell	SK	35,957	12/2004	0	(131)	(131)

				$8	$(3,336)	$(3,328)

(i) The aggregate value of fair valued securities is $1,843, which is 0.94% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

38  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Japanese StocksPLUS TR Strategy Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.2%

Banking & Finance 0.2%

Banque Centrale De Tunisie
7.375% due 04/25/2012		$12	$14

Total Corporate Bonds & Notes (Cost $13)			14

MUNICIPAL BONDS & NOTES 0.1%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033		10	10

Total Municipal Bonds & Notes (Cost $10)			10

U.S. GOVERNMENT AGENCIES 30.7%

Fannie Mae
2.875% due 11/25/2023 (a)		100	104
5.000% due 10/19/2019		500	508
5.500% due 10/14/2034		1,300	1,317
5.591% due 07/01/2032 (a)		109	112
Freddie Mac
5.500% due 08/15/2030		13	13
Government National Mortgage Association
3.000% due 05/20/2034 (a)		99	98

Total U.S. Government Agencies (Cost $2,149)			2,152

U.S. TREASURY OBLIGATIONS 11.8%

Treasury Inflation Protected Securities (b)
3.875% due 01/15/2009		346	390
U.S. Treasury Bond
8.125% due 08/15/2019		100	137
U.S. Treasury Notes
1.250% due 05/31/2005		100	99
1.625% due 04/30/2005		200	200

Total U.S. Treasury Obligations (Cost $826)			826

SOVEREIGN ISSUES 1.5%

Republic of Brazil
14.500% due 10/15/2009		25	33
Republic of Panama
9.625% due 02/08/2011		12	14
Republic of Peru
9.125% due 02/21/2012		11	12
United Mexican States
10.375% due 02/17/2009		36	44

Total Sovereign Issues (Cost $101)			103

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 5.0%

United Kingdom Gilt
4.000% due 03/07/2009	BP	200	352

Total Foreign Currency-Denominated Issues (Cost $352)			352

PURCHASED PUT OPTIONS 0.0%

	# of Contracts

Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/14/2005		3	0
Strike @ 93.500 Exp. 03/14/2005		1	0

Total Purchased Put Options (Cost $0)			0

	Shares

EXCHANGE -TRADED FUNDS 5.1%

iShares MSCI Japan Index Fund		36,804	357

Total Exchange-Traded Funds (Cost $358)			357

SHORT-TERM INSTRUMENTS 75.8%

	Principal Amount (000s)

Certificates of Deposit 4.3%
Citibank New York N.A.
1.750% due 12/07/2004		$100	100
1.805% due 12/10/2004		100	100
Wells Fargo Bank N.A.
1.620% due 10/06/2004		100	100

			300

Commercial Paper 59.6%

ABN AMRO North America
1.480% due 10/06/2004		100	100
1.925% due 01/24/2005		100	99
Anz (Delaware), Inc.
1.635% due 11/18/2004		100	100
Barclays U.S. Funding Corp.
1.750% due 11/15/2004		100	100
CBA (de) Finance
1.650% due 11/19/2004		100	100
1.850% due 12/20/2004		100	99
Danske Corp.
1.480% due 10/06/2004		100	100
Den Norske Bank ASA
1.830% due 12/15/2004		100	99
1.840% due 12/23/2004		100	99
Dexia Delaware LLC
1.810% due 12/13/2004		100	100
1.830% due 12/20/2004		100	99
Fannie Mae
1.180% due 11/01/2004		100	100
1.594% due 12/01/2004		100	100
1.660% due 11/24/2004		300	299
1.687% due 12/01/2004		100	100
1.780% due 12/15/2004		100	99
Federal Home Loan Bank
1.475% due 10/15/2004		100	100
1.655% due 11/26/2004		100	100
ForeningsSparbanken AB
1.720% due 11/30/2004		100	100
Freddie Mac
1.470% due 10/12/2004		100	100
1.500% due 10/19/2004		100	100
1.545% due 10/25/2004		100	100
1.560% due 10/20/2004		100	100
1.570% due 11/15/2004		100	100
1.777% due 12/14/2004		100	100
General Electric Capital Corp.
1.580% due 11/01/2004		100	100
HBOS Treasury Services PLC
1.780% due 12/07/2004		100	100
1.820% due 12/14/2004		100	100
ING U.S. Funding LLC
1.485% due 10/05/2004		100	100
1.820% due 12/16/2004		100	99
Lloyds Bank PLC
1.530% due 10/22/2004		100	100
National Australia Funding, Inc.
1.590% due 10/19/2004		100	100
Rabobank USA Financial Corp.
1.860% due 10/01/2004		100	100
1.960% due 01/28/2005		100	99
Royal Bank of Scotland PLC
1.690% due 11/29/2004		100	100
1.810% due 12/22/2004		100	99
Spintab AB
1.960% due 01/26/2005		100	99
Svenska Handelsbanken, Inc.
1.800% due 12/15/2004		100	100
UBS Finance, Inc.
1.690% due 11/29/2004		100	100
1.940% due 01/25/2005		100	99

			4,188

Repurchase Agreement 2.6%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Home Loan Bank 1.500% due 07/15/2005 valued at $190. Repurchase proceeds are $185.)		185	185

U.S. Treasury Bills 9.3%

1.630% due 12/02/2004-12/16/2004 (c)(d)(e)		655	652

Total Short-Term Instruments (Cost $5,327)			5,325

Total Investments 130.2% (Cost $9,135)			$9,139

Other Assets and Liabilities (Net) (30.2%)			(2,118)

Net Assets 100.0%			$7,021

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $154 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	3	$0
Eurodollar June Long Futures	06/2005	6	2
Euro-Bobl 5-Year Note Long Futures	12/2004	2	1
Euro-Bund 10-Year Note Long Futures	12/2004	2	0
Euroswissfranc December Long Futures	12/2013	1	0
U.S. Treasury 10-Year Note Long Futures	12/2004	18	26
U.S. Treasury 30-Year Bond Long Futures	12/2004	2	(2)
United Kingdom 90-Day LIBOR Long Futures	12/2004	1	(1)

			$26

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  39

Schedule of Investments (Cont.)

Japanese StocksPLUS TR Strategy Fund

September 30, 2004 (Unaudited)

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	100	$0
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		600	0
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$500	3
Goldman Sachs & Co.	3-month LIBOR	Pay	4.000%	12/15/2007		200	2
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		200	2

							$7

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	iShares MSCI Japan Index Fund	1-month LIBOR plus 0.400%	10/29/2004	$687	$0

(g)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$100	$100	$100
U.S. Treasury Note	4.250	11/15/2013	200	203	203

				$303	$303

(h)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Buy	BP	5	10/2004	$0	$0	$0
Sell		205	10/2004	0	(7)	(7)
Sell	EC	10	10/2004	0	0	0
Buy	JY	11,600	10/2004	0	0	0
Sell		766,619	10/2004	0	(34)	(34)
Sell	SF	6	12/2004	0	0	0

				$0	$(41)	$(41)

40  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

Real Return Asset Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.9%

Banking & Finance 2.4%

Atlas Reinsurance PLC
8.327% due 04/07/2005 (a)(i)		$250	$249
Countrywide Home Loans, Inc.
1.820% due 02/23/2005 (a)		900	900
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)		1,600	1,601
2.060% due 07/18/2005 (a)		500	501
Pemex Project Funding Master Trust
8.625% due 02/01/2022		100	114
Phoenix Quake Wind Ltd.
4.050% due 07/03/2008 (a)		1,750	1,814
Residential Reinsurance Ltd.
6.740% due 06/08/2006 (a)		500	390
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	101
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)		1,700	1,699
Vita Capital Ltd.
2.950% due 01/01/2007 (a)		700	704

			8,073

Industrials 0.2%

DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005		100	104
Petroleos Mexicanos
9.500% due 09/15/2027		500	611

			715

Utilities 0.3%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	111
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		1,100	1,106

			1,217

Total Corporate Bonds & Notes (Cost $9,974)			10,005

MUNICIPAL BONDS & NOTES 0.2%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	427
New Jersey State Tobacco Settlement Financing Corp Revene Bond., Series 2003
6.750% due 06/01/2039		250	240

Total Municipal Bonds & Notes (Cost $661)			667

U.S. TREASURY OBLIGATIONS 118.9%

Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008		14,075	15,440
4.250% due 01/15/2010		9,179	10,656
3.500% due 01/15/2011		7,621	8,628
3.000% due 07/15/2012		21,078	23,346
2.000% due 01/15/2014		39,995	40,965
2.000% due 07/15/2014		3,920	4,009
2.375% due 01/15/2025		19,795	20,628
3.625% due 04/15/2028		75,394	95,686
3.875% due 04/15/2029		139,356	184,886

Total U.S. Treasury Obligations (Cost $390,268)			404,244

ASSET-BACKED SECURITIES 0.7%

Redwood Capital Ltd.
3.900% due 01/01/2006 (a)		1,100	1,109
5.450% due 01/01/2006 (a)		1,100	1,111
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)		200	200

Total Asset-Backed Securities (Cost $2,400)			2,420

SOVEREIGN ISSUES 0.5%

Republic of Brazil
2.062% due 04/15/2006 (a)		64	64
2.125% due 04/15/2009 (a)		118	115
8.000% due 04/15/2014 (a)		1,055	1,051
11.000% due 08/17/2040		200	224
United Mexican States
6.375% due 01/16/2013		200	211

Total Sovereign Issues (Cost $1,565)			1,665

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 0.7%
Pylon Ltd.
3.616% due 12/18/2008 (a)	EC	700	899
6.016% due 12/22/2008 (a)		1,200	1,548

Total Foreign Currency-Denominated Issues (Cost $2,307)			2,447

SHORT-TERM INSTRUMENTS 5.1%

Commercial Paper 3.6%

Bank of Ireland
1.840% due 12/17/2004		$7,300	7,271
Fannie Mae
1.734% due 11/15/2004		2,600	2,594
General Electric Capital Corp.
1.800% due 12/14/2004		2,300	2,291

			12,156

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $441. Repurchase proceeds are $430.)		430	430

U.S. Treasury Bills 1.4%

1.624% due 12/16/2004 (c)(d)		4,910	4,890

Total Short-Term Instruments (Cost $17,480)			17,476

Total Investments 129.0% (Cost $424,655)			$438,924

Written Options (f) (0.0%) (Premiums $506)			(2)

Other Assets and Liabilities (Net) (29.0%)			(98,792)

Net Assets 100.0%			$340,130

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(d)	Securities with an aggregate market value of $3,986 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	74	$(8)
Euro-Bund 10-Year Note Long Futures	12/2004	102	81
U.S. Treasury 10-Year Note Long Futures	12/2004	102	137

			$210

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  41

Schedule of Investments (Cont.)

Real Return Asset Fund

September 30, 2004 (Unaudited)

(e)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,100	$134
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$7,300	(517)
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033		4,300	(22)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033		16,400	(379)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		3,400	(242)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		5,000	(88)

							$(1,114)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
AIG International Inc.	Dow Jones - AIG Commodity Index	3-month Treasury Bill rate plus a spread	10/29/2004	$12,800	$0

(f)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$5,200	$57	$0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	9,700	84	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	5,200	31	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	9,700	95	0
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	11/02/2004	14,000	124	2
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	11/02/2004	14,000	115	0

						$506	$2

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	3.375	04/15/2032	$9,604	$12,180	$12,122
U.S. Treasury Note	4.250	11/15/2013	7,000	7,092	7,086
U.S. Treasury Note	4.750	05/15/2014	800	840	841

				$20,112	$20,049

(h)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EC	1,977	10/2004	$0	$(57)	$(57)

(i)	The aggregate value of fair valued securities is $249, which is 0.07% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

42  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 1.7%

Banking & Finance 0.4%

Countrywide Home Loans, Inc.
1.820% due 02/23/2005 (a)		$700	$700
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)		300	300

			1,000

Industrials 1.3%

DaimlerChrysler North America Holding Corp.
2.342% due 09/10/2007 (a)		3,200	3,206

Total Corporate Bonds & Notes (Cost $4,206)			4,206

MUNICIPAL BONDS & NOTES 0.3%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	470
6.125% due 06/01/2032		400	360

Total Municipal Bonds & Notes (Cost $785)			830

U.S. TREASURY OBLIGATIONS 113.3%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014		22,091	22,627
2.375% due 01/15/2025		301	314
3.000% due 07/15/2012		47,932	53,090
3.375% due 01/15/2007		8,369	8,944
3.375% due 04/15/2032		1,067	1,353
3.500% due 01/15/2011		15,780	17,865
3.625% due 01/15/2008		15,951	17,498
3.625% due 04/15/2028		27,403	34,779
3.875% due 01/15/2009		24,841	27,972
3.875% due 04/15/2029		57,379	76,126
4.250% due 01/15/2010		17,788	20,650

Total U.S. Treasury Obligations (Cost $274,057)			281,218

ASSET-BACKED SECURITIES 0.3%

Redwood Capital Ltd.
3.900% due 01/01/2006 (a)		300	303
5.450% due 01/01/2006 (a)		300	303
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)		200	200

Total Asset-Backed Securities (Cost $800)			806

SOVEREIGN ISSUES 0.2%

Republic of Brazil
8.000% due 04/15/2014		586	584

Total Sovereign Issues (Cost $563)			584

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.2%

Republic of France
3.000% due 07/25/2012	EC	1,743	2,402
Republic of Italy
2.150% due 09/15/2014		512	654

Total Foreign Currency-Denominated Issues (Cost $2,950)			3,056

SHORT-TERM INSTRUMENTS 3.7%

Commercial Paper 1.9%
Bank of Ireland
1.840% due 12/17/2004		$800	797
General Electric Capital Corp.
1.800% due 12/14/2004		3,500	3,486
UBS Finance, Inc.
1.850% due 12/21/2004		500	498

			4,781

U.S. Treasury Bills 1.8%
1.639% due 12/02/2004-12/16/2004 (c)(d)(f)		4,315	4,298

Total Short-Term Instruments (Cost $9,082)			9,079

Total Investments 120.7% (Cost $292,443)			$299,779

Written Options (g) (0.0%) (Premiums $43)			(0)

Other Assets and Liabilities (Net) (20.7%)			(51,504)

Net Assets 100.0%			$248,275

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $563 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	62	$(6)
Euro-Bund 10-Year Note Long Futures	12/2004	157	175
U.S. Treasury 10-Year Note Long Futures	12/2004	162	(33)

			$136

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  43

Schedule of Investments (Cont.)

RealEstateRealReturn Strategy Fund

September 30, 2004 (Unaudited)

(e)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,400	$141
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$5,400	(382)
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033		12,900	(256)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033		16,300	(276)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		4,300	(306)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		5,000	(88)

							$(1,167)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-week LIBOR plus a spread	08/31/2005	3,837	$0
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-week LIBOR plus a spread	10/29/2004	70,797	0

					$0

(f)	Securities with an aggregate market value of $3,239 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

(g)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$1,100	$12	$0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	1,300	11	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	1,100	7	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	1,300	13	0

						$43	$0

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Republic of Italy	3.900	08/01/2014	$2,000	$2,515	$2,446
U.S. Treasury Note	4.250	11/15/2013	8,200	8,308	8,301

				$10,823	$10,747

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	EC	243	10/2004	$7	$0	$7

44  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

StocksPLUS Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.3%

Banking & Finance 0.7%

CIT Group, Inc.
2.670% due 01/31/2005 (a)	$50	$50
Ford Motor Credit Co.
3.045% due 10/25/2004 (a)	1,000	1,001
General Motors Acceptance Corp.
2.400% due 10/20/2005 (a)	600	605
3.340% due 03/04/2005 (a)	100	101
5.250% due 05/16/2005	300	305
National Australia Bank Ltd.
1.883% due 05/19/2010 (a)	600	599
Pemex Project Funding Master Trust
7.375% due 12/15/2014	10	11
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	800	800

		3,472

Industrials 0.0%

DaimlerChrysler North America Holding Corp.
2.386% due 09/26/2005 (a)	40	40

Utilities 0.6%

AEP Texas Central Co.
2.500% due 02/15/2005 (a)	5	5
Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)	300	301
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	2,600	2,603

		2,909

Total Corporate Bonds & Notes (Cost $6,413)		6,421

MUNICIPAL BONDS & NOTES 1.7%

Florida State Board of Education General Obligation Bonds, Series 2003
5.000% due 06/01/2031	800	816
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	25	25
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	1,000	1,020
Metropolitan Transportation Authority, New York Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	500	512
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/15/2011	800	891
New Jersery State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	40	40

New Jersey Tobaco Settlement Financing Corp.
5.750% due 06/01/2032	3,245	2,988
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033	600	614
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 10/01/2033	1,200	1,223

Total Municipal Bonds & Notes (Cost $8,152)		8,129

U.S. GOVERNMENT AGENCIES 13.2%

Fannie Mae
1.735% due 03/25/2034 (a)	1,499	1,491
1.965% due 03/25/2044 (a)	2,282	2,286
2.015% due 11/25/2032 (a)	220	220
3.660% due 05/01/2036 (a)	29	29
4.783% due 12/01/2036 (a)	129	133
5.000% due 11/01/2017-10/14/2034 (b)	44,438	44,630
5.070% due 09/01/2034 (a)	159	161
5.229% due 04/01/2033 (a)	86	88
5.500% due 03/01/2034-10/14/2034 (b)	5,554	5,630
6.000% due 07/25/2024	2,456	2,491
6.500% due 05/01/2032-08/01/2032 (b)	12	13
7.000% due 09/01/2013	31	32
8.000% due 12/01/2030	7	7
Freddie Mac
1.958% due 07/15/2016 (a)	3,274	3,277
3.375% due 02/01/2024 (a)	34	35
4.500% due 10/01/2007	107	108
5.000% due 08/15/2013	753	760
5.500% due 08/15/2030	265	267
5.700% due 02/15/2031	30	30
6.000% due 02/15/2030	1,531	1,555
8.000% due 01/01/2017	72	79
Government National Mortgage Association
3.000% due 05/20/2034 (a)	494	492
4.375% due 03/20/2027 (a)	10	11
8.000% due 02/15/2030	5	5
Small Business Administration
5.520% due 06/01/2024	1,600	1,669

Total U.S. Government Agencies (Cost $65,461)		65,499

U.S. TREASURY OBLIGATIONS 19.4%

Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014	4,421	4,521
2.375% due 01/15/2025	3,015	3,141
3.000% due 07/15/2012	2,107	2,334
3.500% due 01/15/2011	435	493
3.625% due 01/15/2008	37,846	41,517
3.875% due 01/15/2009	13,305	14,982
4.250% due 01/15/2010	7,655	8,887
U.S. Treasury Bonds
5.375% due 02/15/2031	200	214
6.250% due 05/15/2030	600	712
U.S. Treasury Note
2.500% due 09/30/2006	19,600	19,564

Total U.S. Treasury Obligations (Cost $96,012)		96,365

MORTGAGE-BACKED SECURITIES 2.3%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2019	507	523
6.500% due 02/25/2033	145	147
Bear Stearns Adjustable Rate Mortgage Trust
4.380% due 01/25/2034 (a)	211	212
4.784% due 12/25/2033 (a)	420	424
5.122% due 03/25/2033 (a)	16	16
5.378% due 01/25/2033 (a)	3	3
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	483	494
Countrywide Home Loans, Inc.
1.885% due 04/25/2034 (a)	1,163	1,158
5.449% due 05/19/2032 (a)	1	1
CS First Boston Mortgage Securities Corp.
5.728% due 10/25/2032 (a)	1,306	1,320
5.752% due 05/25/2032 (a)	6	6
GSR Mortgage Loan Trust
3.492% due 06/01/2034 (a)	2,410	2,393
6.000% due 03/25/2032	6	6
Impac CMB Trust
1.865% due 01/25/2034 (a)	779	781
2.015% due 07/25/2033 (a)	229	229
MASTR Asset Securitization Trust
5.500% due 09/25/2033	61	61
Merrill Lynch Mortgage Investors, Inc.
2.822% due 01/25/2029 (a)	805	848
4.910% due 12/25/2032 (a)	35	35
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	3	3
Prime Mortgage Trust
2.015% due 02/25/2034 (a)	356	356
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	1,374	1,366
Structured Asset Securities Corp.
1.775% due 08/25/2033 (a)	161	161
2.115% due 11/25/2033 (a)	246	240
Washington Mutual Mortgage Securities Corp.
2.637% due 08/25/2042 (a)	476	485
2.958% due 02/27/2034 (a)	128	128
5.420% due 02/25/2033 (a)	8	8
6.000% due 03/25/2032	2	2
Washington Mutual, Inc.
5.497% due 04/26/2032 (a)	140	142

Total Mortgage-Backed Securities (Cost $11,539)		11,548

ASSET-BACKED SECURITIES 3.7%

Ameriquest Mortgage Securities, Inc.
1.925% due 05/25/2032 (a)	81	81
Amortizing Residential Collateral Trust
1.905% due 07/25/2032 (a)	232	232
1.935% due 07/25/2032 (a)	199	199
Countrywide Asset-Backed Certificates
1.855% due 12/25/2031 (a)	444	444
1.865% due 07/25/2018 (a)	196	196
Credit-Based Asset Servicing & Securitization LLC
1.865% due 09/25/2033 (a)	594	594
CS First Boston Mortgage Securities Corp.
1.925% due 01/25/2032 (a)	58	59
GSAMP Trust
1.805% due 10/25/2033 (a)	1,948	1,949
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)	1,075	1,076
Long Beach Mortgage Loan Trust
2.015% due 03/25/2033 (a)	570	571
2.065% due 11/25/2032 (a)	903	906
MMCA Automobile Trust
2.550% due 02/15/2007	1,072	1,074
Residential Asset Mortgage Products, Inc.
1.740% due 04/25/2026 (a)	1,577	1,578
1.865% due 02/25/2034 (a)	1,923	1,923
1.955% due 09/25/2033 (a)	1,403	1,406
Residential Asset Securities Corp.
1.735% due 06/25/2025 (a)	503	504
1.765% due 06/25/2023 (a)	903	902
Specialty Underwriting & Residential Finance
1.945% due 11/25/2034 (a)	3,021	3,023
Structured Asset Investment Loan Trust
1.735% due 06/25/2033 (a)	69	69
Structured Asset Securities Corp.
2.065% due 02/25/2033 (a)	303	304
Truman Capital Mortgage Loan Trust
1.955% due 01/25/2034 (a)	1,228	1,226

Total Asset-Backed Securities (Cost $18,311)		18,316

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  45

Schedule of Investments (Cont.)

StocksPLUS Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
SOVEREIGN ISSUES 0.3%

Republic of Brazil
2.062% due 04/15/2006 (a)	$448	$448
2.125% due 04/15/2009 (a)	1,118	1,097
United Mexican States
6.375% due 01/16/2013	20	21

Total Sovereign Issues (Cost $1,538)		1,566

PURCHASED PUT OPTIONS 0.0%

	# of Contracts
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 106.000 Exp. 11/22/2004	215	0
Eurodollar December Futures (CME)
Strike @ 95.000 Exp. 12/13/2004	64	0
Eurodollar March Futures (CME)
Strike @ 94.750 Exp. 03/14/2005	514	3
Eurodollar September Futures (CME)
Strike @ 91.750 Exp. 09/19/2005	208	0
S&P 500 Index December Futures (CME)
Strike @ 750.000 Exp. 12/17/2004	75	4
Strike @ 700.000 Exp. 12/17/2004	175	0
S&P 500 Index December Futures (OTC)
Strike @ 700.000 Exp. 12/31/2004	81,700	0
U.S. Treasury 10-Year Note Futures (CBOT)
6.000% due 12/31/2004
Strike @ 100.000 Exp. 11/26/2004	1,000	16

Total Purchased Put Options (Cost $54)		23

PREFERRED SECURITY 0.2%

	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)	90	968

Total Preferred Security (Cost $948)		968

SHORT-TERM INSTRUMENTS 66.3%

	Principal Amount (000s)

Certificates of Deposit 2.0%

Citibank New York N.A.
1.650% due 11/15/2004	$6,400	6,400
1.660% due 11/23/2004	100	100
1.750% due 12/07/2004	800	800
1.880% due 12/22/2004	1,700	1,700
Wells Fargo Bank N.A.
1.620% due 10/06/2004	1,100	1,100

		10,100

Commercial Paper 52.7%

Altria Group, Inc.
1.800% due 10/29/2004	300	300
ASB Bank Ltd.
1.850% due 12/15/2004	11,200	11,156
Bank of Ireland
1.785% due 12/08/2004	10,900	10,861
1.785% due 12/09/2004	1,600	1,594
1.840% due 12/17/2004	900	896
Barclays U.S. Funding Corp.
1.750% due 11/15/2004	12,200	12,173
1.770% due 10/21/2004	1,500	1,499
1.855% due 12/21/2004	300	299
CBA (de) Finance
1.485% due 10/08/2004	1,100	1,100
1.510% due 10/12/2004	2,100	2,099
CDC Commercial Corp.
1.480% due 10/05/2004	1,100	1,100
1.670% due 11/23/2004	3,000	2,993
Danske Corp.
1.480% due 10/06/2004	7,500	7,498
1.645% due 11/22/2004	300	299
1.655% due 11/22/2004	200	200
1.685% due 11/29/2004	300	299
1.725% due 12/03/2004	1,000	997
1.765% due 12/09/2004	400	399
1.785% due 12/16/2004	1,500	1,494
1.845% due 12/20/2004	2,800	2,788
Den Norske Bank ASA
1.850% due 12/27/2004	5,700	5,674
Fannie Mae
1.578% due 11/17/2004	3,300	3,293
1.594% due 12/01/2004	3,600	3,589
1.605% due 11/10/2004	3,200	3,194
1.660% due 11/24/2004	6,200	6,184
1.687% due 12/01/2004	15,000	14,953
1.690% due 11/08/2004	910	908
1.731% due 12/08/2004	4,500	4,484
1.760% due 12/08/2004	8,100	8,071
1.780% due 12/15/2004	3,600	3,586
Federal Home Loan Bank
1.650% due 12/08/2004	4,000	3,986
Ford Motor Credit Co.
2.520% due 04/07/2005	2,100	2,077
ForeningsSparbanken AB
1.780% due 12/10/2004	8,700	8,668
1.800% due 12/20/2004	3,900	3,883
Freddie Mac
1.537% due 11/12/2004	3,200	3,194
1.571% due 11/22/2004	1,200	1,197
1.930% due 01/24/2005	6,700	6,658
General Electric Capital Corp.
1.580% due 11/01/2004	500	499
1.610% due 11/16/2004	1,900	1,896
1.720% due 12/02/2004	2,400	2,392
1.800% due 12/14/2004	5,200	5,180
General Motors Acceptance Corp.
2.404% due 03/22/2005	500	495
2.495% due 04/05/2005	400	396
2.535% due 04/05/2005	200	198
HBOS Treasury Services PLC
1.480% due 10/06/2004	3,400	3,399
1.625% due 11/02/2004	3,300	3,295
1.640% due 10/26/2004	2,900	2,897
1.655% due 11/18/2004	200	200
1.655% due 11/19/2004	300	299
1.715% due 11/26/2004	400	399
1.715% due 11/29/2004	200	199
1.720% due 12/01/2004	300	299
1.735% due 12/03/2004	400	399
1.780% due 12/07/2004	400	399
1.780% due 12/08/2004	700	697
ING U.S. Funding LLC
1.660% due 11/22/2004	3,000	2,993
1.790% due 12/08/2004	9,400	9,367
Lloyds Bank PLC
1.485% due 10/01/2004	1,000	1,000
National Australia Funding, Inc.
1.590% due 10/19/2004	9,000	8,993
Nordea North America, Inc.
1.790% due 12/08/2004	11,200	11,160
1.865% due 12/21/2004	2,800	2,788
Royal Bank of Scotland PLC
1.600% due 10/29/2004	200	200
1.630% due 10/25/2004	6,000	5,993
1.630% due 11/03/2004	2,200	2,197
1.835% due 12/20/2004	5,000	4,979
Shell Finance (UK) PLC
1.685% due 11/24/2004	2,300	2,294
Spintab AB
1.620% due 11/10/2004	700	699
Stadshypoket Delaware, Inc.
1.500% due 10/04/2004	1,600	1,600
1.510% due 10/07/2004	1,500	1,500
Svenska Handelsbanken, Inc.
1.625% due 11/04/2004	7,300	7,289
1.650% due 11/22/2004	500	499
1.660% due 11/22/2004	300	299
1.730% due 12/02/2004	2,500	2,492
1.740% due 12/03/2004	400	399
1.790% due 12/08/2004	1,300	1,295
1.800% due 12/15/2004	1,000	996
UBS Finance, Inc.
1.665% due 11/23/2004	2,300	2,294
1.690% due 11/29/2004	300	299
1.735% due 12/03/2004	800	797
1.765% due 12/07/2004	4,500	4,484
1.785% due 12/14/2004	1,900	1,893
1.835% due 12/22/2004	3,600	3,584
1.850% due 12/21/2004	600	597
1.940% due 01/25/2005	500	497
Westpac Capital Corp.
1.665% due 11/23/2004	300	299
1.690% due 11/26/2004	3,600	3,591
Westpac Trust Securities NZ Ltd.
1.650% due 11/19/2004	6,600	6,585

		261,133

Repurchase Agreement 4.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $20,683. Repurchase proceeds are $20,277.)	20,276	20,276

U.S. Treasury Bills 7.5%
1.615% due 12/02/2004- 12/16/2004 (b)(d)(e)	37,270	37,131

Total Short-Term Instruments (Cost $328,681)		328,640

Total Investments 108.4% (Cost $537,109)		$537,475

Written Options (g) (0.0%) (Premiums $286)		(213)

Other Assets and Liabilities (Net) (8.4%)		(41,375)

Net Assets 100.0%		$495,887

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $748 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

46  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

(e)	Securities with an aggregate market value of $36,154 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	183	$20
Eurodollar September Long Futures	09/2005	568	186
Eurodollar December Long Futures	12/2004	51	(2)
Eurodollar December Long Futures	12/2005	35	41
Euribor June Long Futures	06/2005	90	100
Euribor Purchased Put Options Strike @ 92.000	12/2005	41	0
Euribor Purchased Put Options Strike @ 93.000	12/2005	40	0
Euribor Purchased Put Options Strike @ 94.750	03/2005	50	0
Euribor Purchased Put Options Strike @ 94.875	12/2004	15	0
Euribor Purchased Put Options Strike @ 95.500	12/2004	250	(4)
Euribor September Long Futures	09/2005	109	128
Euribor Written Put Options Strike @ 97.000	12/2004	3	3
Euro-Bobl 5-Year Note Long Futures	12/2004	35	17
Euro-Bund 10-Year Note Long Futures	12/2004	233	(84)
Government of Japan 10-Year Note Long Futures	12/2004	3	41
S & P 500 Index December Long Futures	12/2004	201	68
S & P 500 Index December Long Futures	12/2004	1,679	(178)
U.S. Treasury 10-Year Note Long Futures	12/2004	789	603
U.S. Treasury 30-Year Bond Long Futures	12/2004	43	(23)
U.S. Treasury 5-Year Note Long Futures	12/2004	40	(2)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	19	7

			$921

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2008	EC	3,600	$15
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/21/2007		20,300	36
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		1,300	25
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(62)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(41)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		$100	1
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		700	(9)
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024		6,300	(213)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		400	(5)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		3,700	90

							$(163)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$40	$0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	500	1
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	100	0

						$1

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$500	$0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	600	0

				# of Contracts
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.050%	06/17/2005	8,567	0

					$0

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  47

Schedule of Investments (Cont.)

StocksPLUS Total Return Fund

September 30, 2004 (Unaudited)

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/26/2004	253	$175	$146
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	111	81	33
Put - CBOT U.S. Treasury Note December Futures	111.000	11/26/2004	66	23	34

				$279	$213

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$1,500	$7	$0

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.250	05/15/2030	$2,100	$2,493	$2,426
U.S. Treasury Bond	5.375	02/15/2031	800	858	856
U.S. Treasury Note	3.875	02/15/2013	800	795	793
U.S. Treasury Note	4.750	05/15/2014	1,900	1,995	1,982

				$6,141	$6,057

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	181	11/2004	$3	$0	$3
Buy		300	12/2004	3	0	3
Buy	CP	42,637	11/2004	3	0	3
Buy		60,602	12/2004	1	0	1
Sell	EC	1,727	10/2004	0	(50)	(50)
Buy	H$	474	11/2004	0	0	0
Buy		777	12/2004	0	0	0
Buy	KW	71,034	11/2004	0	0	0
Buy		118,000	12/2004	0	0	0
Buy	MP	1,121	12/2004	1	0	1
Buy	PN	209	11/2004	1	0	1
Buy		244	12/2004	0	0	0
Buy	PZ	192	11/2004	1	0	1
Buy		194	12/2004	0	0	0
Buy	RP	4,702	12/2004	0	(1)	(1)
Buy	RR	1,739	11/2004	1	0	1
Buy		3,048	12/2004	0	0	0
Buy	S$	103	11/2004	1	0	1
Buy		170	12/2004	0	0	0
Buy	SV	1,973	11/2004	1	0	1
Buy		2,340	12/2004	1	0	1
Buy	T$	2,020	11/2004	0	0	0
Buy		3,321	12/2004	0	0	0

				$17	$(51)	$(34)

48  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Schedule of Investments

StocksPLUS TR Short Strategy Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.4%

Banking & Finance 2.6%

Ford Motor Credit Co.
2.027% due 07/07/2005 (a)	$40	$40
General Motors Acceptance Corp.
2.530% due 04/13/2006 (a)	40	40
Goldman Sachs Group, Inc.
1.980% due 07/23/2009 (a)	20	20

		100

Industrials 0.8%

DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	30	31

Total Corporate Bonds & Notes (Cost $131)		131

MUNICIPAL BONDS & NOTES 1.8%

Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2004
5.000% due 07/01/2011	5	6
New York City Transitional Finance Authority Bonds, Series 2003
5.000% due 02/01/2031	20	20
State of Illinois General Obligation Bonds, Series 2004
5.000% due 03/01/2034	2	2
State of Wisconsin General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2011	5	5
Tobaco Settlement Financing Corp. Bonds, Series 2003
6.250% due 06/01/2043	35	31
Wyandotte County, Kansas School District General Obligation Bonds, (FSA Insured), Series 2002
5.500% due 09/01/2017	5	6

Total Municipal Bonds & Notes (Cost $70)		70

U.S. GOVERNMENT AGENCIES 40.4%

Fannie Mae
5.000% due 10/19/2019 - 03/01/2034 (c)	1,374	1,387
5.500% due 10/14/2034	100	101
Freddie Mac
2.010% due 07/15/2016 (a)	26	26
5.500% due 08/15/2030	13	14
Small Business Administration
5.520% due 06/01/2024	25	26

Total U.S. Government Agencies (Cost $1,555)		1,554

U.S. TREASURY OBLIGATIONS 36.2%

Treasury Inflation Protected Securities (b)
3.875% due 01/15/2009	115	130
4.250% due 01/15/2010	113	131
3.000% due 07/15/2012	211	233
2.000% due 07/15/2014	100	103
U.S. Treasury Note
2.500% due 09/30/2006	800	799

Total U.S. Treasury Obligations (Cost $1,393)		1,396

MORTGAGE-BACKED SECURITIES 0.6%

Bear Stearns Adjustable Rate Mortgage Trust
4.330% due 01/25/2034 (a)	7	7
Mellon Residential Funding Corp.
2.000% due 06/15/2030 (a)	16	16

Total Mortgage-Backed Securities (Cost $24)		23

ASSET-BACKED SECURITIES 5.2%

Ameriquest Mortgage Securities, Inc.
1.960% due 08/25/2034 (a)	26	26
Countrywide Asset-Backed Certificates
2.080% due 12/25/2031 (a)	5	5
Credit-Based Asset Servicing and Securitization
1.970% due 08/25/2034 (a)	27	27
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.960% due 07/25/2033 (a)	14	14
Renaissance Home Equity Loan Trust
2.040% due 07/25/2034 (a)	38	38
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)	39	40
SLM Student Loan Trust
1.900% due 03/15/2011 (a)	19	19
Structured Asset Investment Loan Trust
1.940% due 04/25/2033 (a)	1	1
Structured Asset Securities Corp.
2.290% due 02/25/2033 (a)	30	30

Total Asset-Backed Securities (Cost $199)		200

SOVEREIGN ISSUES 0.3%

Republic of Brazil
2.062% due 04/15/2006 (a)	10	10

Total Sovereign Issues (Cost $9)		10

PURCHASED CALL OPTIONS 0.0%

	# of Contracts
S&P 500 Index Futures (CME)
Strike @ 1450.000
Exp. 12/17/2004	15	0

Total Purchased Call Options (Cost $0)		0

PURCHASED PUT OPTIONS 0.0%

Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 106.000
Exp. 11/22/2004	1	0
Eurodollar June Futures (CME)
Strike @ 94.250
Exp. 06/13/2005	2	0
Eurodollar March Futures (CME)
Strike @ 94.000
Exp. 03/14/2005	4	0
U.S. Treasury 2-Year Note Futures (CBOT)
6.000% due 12/31/2004
Strike @ 102.500
Exp. 11/26/2004	1	0
U.S. Treasury 5-Year Note Futures (CBOT)
6.000% due 12/31/2004
Strike @ 104.000
Exp. 11/26/2004	3	0
U.S. Treasury 10-Year Note Futures (CBOT)
6.000% due 12/31/2004
Strike @ 100.000
Exp. 11/26/2004	13	0

Total Purchased Put Options (Cost $0)		0

PREFERRED SECURITY 0.8%

	Shares
DG Funding Trust
3.836% due 12/29/2049 (a)	3	32

Total Preferred Security (Cost $32)		32

SHORT-TERM INSTRUMENTS 42.8%

	Principal Amount (000s)

Commercial Paper 29.2%

Danske Corp.
1.785% due 12/16/2004	$100	99
Den Norske Bank ASA
1.840% due 12/23/2004	100	99
Dexia Delaware LLC
1.810% due 12/13/2004	100	99
European Investment Bank
1.785% due 12/13/2004	100	100
Fannie Mae
1.050% due 10/01/2004	30	30
ForeningsSparbanken AB
1.780% due 12/10/2004	100	100
General Electric Capital Corp.
1.590% due 11/05/2004	100	100
HBOS Treasury Services PLC
1.585% due 10/26/2004	100	100
Lloyds Bank PLC
1.530% due 10/22/2004	100	100
Nordea North America, Inc.
1.790% due 12/08/2004	100	100
Royal Bank of Scotland PLC
1.810% due 12/22/2004	100	99
UBS Finance, Inc.
1.765% due 12/07/2004	100	100

		1,126

Repurchase Agreement 4.9%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Farm Credit Bank 1.950% due 12/30/2004 valued at $196. Repurchase proceeds are $189.)	189	189

U.S. Treasury Bills 8.7%

1.591% due 12/02/2004- 12/16/2004 (c)(d)	335	334

Total Short-Term Instruments (Cost $1,650)		1,649

Total Investments 131.5% (Cost $5,063)		$5,065

Written Options (e) (0.0%) (Premiums $1)		(1)

Other Assets and Liabilities (Net) (31.5%)		(1,213)

Net Assets 100.0%		$3,851

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes  |  09.30.04  |  PIMCO Funds Semi-Annual Report  49

Schedule of Investments (Cont.)

StocksPLUS TR Short Strategy Fund

September 30, 2004 (Unaudited)

(d)	Securities with an aggregate market value of $334 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	5	$(1)
Eurodollar September Long Futures	09/2005	1	0
Eurodollar December Long Futures	12/2004	1	0
Euro-Bund 10-Year Note Long Futures	12/2004	3	0
S&P 500 Index December Short Futures	12/2004	64	(8)
S&P 500 Index December Short Futures	12/2004	1	3
U.S. Treasury 10-Year Note Long Futures	12/2004	2	2
U.S. Treasury 30-Year Bond Long Futures	12/2004	1	0
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	1	0

			$(4)

(e)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/26/2004	1	$1	$1

(f)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	4	10/2004	$0	$0	$0

50  PIMCO Funds Semi-Annual Report  |  09.30.04  |  See accompanying notes

Notes to Financial Statements

September 30, 2004 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds, eleven of which are presented herein (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2004. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the All Asset All Authority, All Asset, CommodityRealReturn Strategy, European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, Real Return Asset, RealEstateRealReturn Strategy, StocksPLUS Total Return and StocksPLUS TR Short Strategy Funds of the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund except the Real Return Asset Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Asset Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

09.30.04  |  PIMCO Funds Semi-Annual Report  51

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Real Return Asset Fund, are allocated daily to each class of shares based on the relative net assets of each class. Income and non-class specific expenses of the Real Return Asset Fund, are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

A$	- Australian Dollar	N$	- New Zealand Dollar
BP	- British Pound	NK	- Norwegian Krone
BR	- Brazilian Real	PN	- Peruvian New Sol
C$	- Canadian Dollar	PZ	- Polish Zloty
CP	- Chilean Peso	RP	- Indian Rupee
DK	- Danish Krone	RR	- Russian Ruble
EC	- Euro	SV	- Slovakian Koruna
H$	- Hong Kong Dollar	S$	- Singapore Dollar
JY	- Japanese Yen	SF	- Swiss Franc
KW	- South Korean Won	SK	- Swedish Krona
MP	- Mexican Peso	T$	- Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

52  PIMCO Funds Semi-Annual Report  |  09.30.04

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

        Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

09.30.04  |  PIMCO Funds Semi-Annual Report  53

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There were no reclassifications to any period presented as a result of this change to the All Asset, All Asset All Authority, and Stocks PLUS TR Short Strategy Funds. There is no effect on the Funds’ net asset value, either in total or per unit, or their total increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all other funds in Statements of Operations and Statements of Changes in Net Assets is as follows:

	09/30/2004	03/31/2004	03/31/2003		03/31/2002		03/31/2001		03/31/2000
CommodityRealReturn Strategy Fund

Net Investment Income Increase (Decrease)	$(121,621,054)	$(378,878,357)		$19,269	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase (Decrease)	(120,844,318)	256,199,623		10,767,709		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase (Decrease)	242,465,372	122,678,734		(10,786,978)		N/A		N/A		N/A

European StocksPLUS TR Strategy Fund

Net Investment Income Increase (Decrease)	$(243,334)	$180,722	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase (Decrease)	(310,212)	156,110		N/A		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase (Decrease)	553,546	(336,832)		N/A		N/A		N/A		N/A

Far East (ex-Japan) StocksPLUS TR Strategy Fund

Net Investment Income Increase (Decrease)	$449,028	$(155,589)	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase (Decrease)	(784,603)	379,887		N/A		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase (Decrease)	335,575	(224,298)		N/A		N/A		N/A		N/A

International StocksPLUS TR Strategy Fund

Net Investment Income Increase (Decrease)	$378,413	$(1,163,602)	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase (Decrease)	(2,227,152)	1,022,911		N/A		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase	1,848,739	140,691		N/A		N/A		N/A		N/A

Japanese StocksPLUS TR Strategy Fund

Net Investment Income Increase (Decrease)	$353,048	$(348,248)	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase	92,265	106,121		N/A		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase (Decrease)	(445,313)	242,127		N/A		N/A		N/A		N/A

Real Return Asset Fund

Net Investment Income Increase (Decrease)	$(341,003)	$(3,340,403)		$3,931		$0	$	N/A	$	N/A
Net Realized Gain/Loss Increase (Decrease)	(249,400)	2,667,883		284,821		0		N/A		N/A

Net Change in Unrealized Gain/Loss Increase (Decrease)	590,403	672,520		(288,752)		0		N/A		N/A

RealEstateRealReturn Strategy Fund

Net Investment Income (Decrease)	$(18,764,402)	$(22,067,757)	$	N/A	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase (Decrease)	160,941,768	(117,898,743)		N/A		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase	(142,177,366)	139,966,500		N/A		N/A		N/A		N/A

StocksPLUS Total Return Fund

Net Investment Income Increase (Decrease)	$188,466	$(3,767)		$0	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase (Decrease)	(271,438)	2,972		0		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase	82,972	795		0		N/A		N/A		N/A

54  PIMCO Funds Semi-Annual Report | 09.30.04

Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Financial Highlights is as follows:

	09/30/2004	03/31/2004	06/28/2002- 03/31/2003
CommodityRealReturn Strategy Fund

Institutional Class
Net Investment Income (Decrease)	$(0.43)	$(5.34)	$(0.85)

Net Realized/Unrealized Gain (Loss) on Investments Increase	0.43	5.34	0.85

Ratio of Net Investment Income to Average Net Assets (Decrease)	(2.85)%	(37.35)%	(6.78)%

	09/30/2004	03/31/2004	02/14/2003 - 03/31/2003
Administrative Class
Net Investment Income Increase (Decrease)	$(0.29)	$(7.11)	$0.85

Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	0.29	7.11	(0.85)

Ratio of Net Investment Income to Average Net Assets (Decrease)	(1.91)%	(46.92)%	6.67%

09.30.04   |  PIMCO Funds Semi-Annual Report  55

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

			09/30/2004	10/30/2003- 03/31/2004
European StocksPLUS TR Strategy Fund

Institutional Class
Net Investment Income Increase (Decrease)			$(0.31)	$0.36

Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)			0.31	(0.36)

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)			(3.10)%	3.44%

			09/30/2004	10/30/2003- 03/31/2004
Far East (ex-Japan) StocksPLUS TR Strategy Fund

Institutional Class
Net Investment Income Increase (Decrease)			$0.67	$(0.34)

Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)			(0.67)	0.34

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)			6.71%	(3.26)%

			09/30/2004	10/30/2003- 03/31/2004
International StocksPLUS TR Strategy Fund

Institutional Class
Net Investment Income Increase (Decrease)			$0.03	$(0.74)

Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)			(0.03)	0.74

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)			0.28%	(7.13)%

			09/30/2004	10/30/2003- 03/31/2004
Japanese StocksPLUS TR Strategy Fund

Institutional Class
Net Investment Income Increase (Decrease)			$0.68	$(1.09)

Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)			(0.68)	1.09

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)			6.38%	(10.69)%

	09/30/2004	03/31/2004	03/31/2003	11/12/2001- 03/31/2002
Real Return Asset Fund

Institutional Class
Net Investment Income (Decrease)	$(0.01)	$(0.19)	$0.00	$0.00

Net Realized/Unrealized Gain (Loss) on Investments Increase	0.01	0.19	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(0.11)%	(1.62)%	0.01%	0.00%

			09/30/2004	10/30/2003- 03/31/2004
RealEstateRealReturn Strategy Fund

Institutional Class
Net Investment Income (Decrease)			$(0.57)	$(2.03)

Net Realized/Unrealized Gain (Loss) on Investments Increase			0.57	2.03

Ratio of Net Investment Income to Average Net Assets (Decrease)			(5.30)%	(18.27)%

		09/30/2004	03/31/2004	06/28/2002- 03/31/2003
StocksPLUS Total Return Fund

Institutional Class
Net Investment Income Increase		$0.01	$0.00	$0.00

Net Realized/Unrealized Gain (Loss) on Investments (Decrease)		(0.01)	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase		0.05%	0.00%	0.00%

56  PIMCO Funds Semi-Annual Report  |  09.30.04

Underlying PIMS Funds. All Asset and All Asset All Authority Funds invest their assets in shares of the Underlying PIMS Funds. The Funds may invest in any or all of the Underlying PIMS Funds, but will not normally invest in every Underlying PIMS Funds at any particular time. The Underlying PIMS Funds are the Institutional Class shares of the PIMCO Funds: Pacific Investment Management Series, an affiliated open-end investment company, except All Asset and All Asset All Authority Funds. Though it is anticipated that the All Asset and All Asset All Authority Funds will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of the Funds’ asset allocation sub-adviser.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P., and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying PIMS Funds in which the All Asset and All Asset All Authority Funds invest. PIMCO pays a fee to Research Affiliates at an annual rate of 0.20% for the All Asset Fund and 0.25% for the All Asset All Authority Fund based on average daily net assets.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
	All Classes		Institutional	Admin	A, B and C Classes	Class D	Class R
All Asset Fund	0.20	%(1)	0.05%	0.05%	0.45%	0.45%	N/A
All Asset All Authority Fund	0.25	%(4)	0.05%	N/A	N/A	N/A	N/A
CommodityRealReturn Strategy Fund	0.49%		0.25%	0.25%	0.50%	0.50%	N/A
European StocksPLUS TR Strategy Fund	0.55%		0.30%	N/A	N/A	N/A	N/A
Far East (ex-Japan) StocksPLUS TR Strategy Fund	0.55%		0.30%	N/A	N/A	N/A	N/A
International StocksPLUS TR Strategy Fund	0.55%		0.30%	N/A	0.55%	0.55%	N/A
Japanese StocksPLUS TR Strategy Fund	0.55%		0.30%	N/A	N/A	N/A	N/A
Real Return Asset Fund	0.40	%(2)	0.25%	N/A	N/A	N/A	N/A
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.50%	0.50%	N/A
StocksPLUS Total Return Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A
StocksPLUS TR Short Strategy Fund	0.49	%(3)	0.25%	N/A	N/A	N/A	N/A

(1)	PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.60%. PIMCO may recoup these waivers in future period, not exceed three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.
(2)	Effective October 1, 2004, the investment advisory fee for the Real Return Asset Fund will reduce to an annual rate of 0.35%.
(3)	Prior to August 20, 2003, the investment advisory fee of the StocksPLUS Short Strategy Fund was 0.40%.
(4)	PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.69%. PIMCO may recoup these waivers in future period, not exceed three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

09.30.04  |  PIMCO Funds Semi-Annual Report  57

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Holding Period(1)
All Asset, All Asset All Authority, CommodityRealReturn Strategy, Real Return Asset, RealEstateRealReturn Strategy, StocksPLUS Total Return and StocksPLUS TR Short Strategy Funds	30 days

European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPLUS TR Strategy Funds	60 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Redemption Fees (with respect to shares acquired before June 15, 2004). Investors in Institutional Class and Administrative Class shares of the European StocksPLUS TR Strategy Fund, Far East (ex-Japan) StocksPLUS TR Strategy Fund, International StocksPLUS TR Strategy Fund and Japanese StocksPLUS TR Strategy Fund will be subject to a “Redemption Fee” on redemptions and exchanges equal to 2.00% of the net asset value of the shares redeemed or exchanged. Investors in Institutional Class and Administrative Class shares of the StocksPLUS TR Short Strategy Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will be charged only on shares redeemed or exchanged within 60 days of their acquisition (i.e., beginning on the 61st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

The CommodityRealReturn Strategy Fund imposes a fee of 0.25%, payable to the Fund, on redemption and exchange orders. The Trust will waive the fee on any redemption or exchange order received directly by the Trust, prior to 1:00 p.m. Eastern time, from shareholders that hold their shares directly with the Trust. Redemption and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the redemption fee against such shareholders will not be subject to the redemption fee. The Trust may eliminate or modify the redemption fee or waivers at any time.

Distribution and Servicing Fees. PA Distributors LLC (“PAD”) is an indirect wholly-owned subsidiary of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2004.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
All Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

58  PIMCO Funds Semi-Annual Report  |  09.30.04

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2004, PAD received $2,118,827 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority, CommodityRealReturn Strategy, European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS Total Return and StocksPLUS TR Short Strategy Funds administrative fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Inst’l Class	Admin. Class	Class A	Class B	Class C	Class D
All Asset All Authority Fund	0.99%	—	—	—	—	—
CommodityRealReturn Strategy Fund	0.74%	0.99%	1.24%	1.99%	1.99%	1.24%
European StocksPLUS TR Strategy Fund	0.85%	—	—	—	—	—
Far East (ex-Japan) StocksPLUS TR Strategy Fund	0.85%	—	—	—	—	—
International StocksPLUS TR Strategy Fund	0.85%	—	1.35%	2.10%	2.10%	1.35%
Japanese StocksPLUS TR Strategy Fund	0.85%	—	—	—	—	—
RealEstateRealReturn Strategy Fund	0.74%	—	1.24%	1.99%	1.99%	1.24%
StocksPLUS Total Return Fund	0.74%	—	1.19%	1.94%	1.94%	1.19%
StocksPLUS TR Short Strategy Fund	0.74%	—	—	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	03/31/2002	03/31/2003	03/31/2004	09/30/2004
All Asset All Authority Fund	$0	$0	$79	$0
CommodityRealReturn Strategy Fund	0	163	0	0
European StocksPLUS TR Strategy Fund	0	0	10	0
Far East (ex-Japan) StocksPLUS TR Strategy Fund	0	0	10	0
International StocksPLUS TR Strategy Fund	0	0	16	0
Japanese StocksPLUS TR Strategy Fund	0	0	10	0
RealEstateRealReturn Strategy Fund	0	0	22	0
StocksPLUS Total Return Fund	0	9	7	0
StocksPLUS TR Short Strategy Fund	0	0	28	0

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

09.30.04  |  PIMCO Funds Semi-Annual Report  59

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

4. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				CommodityRealReturn Strategy Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Period from 10/31/2003 to 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	90,149	$1,114,410	81,814	$991,498	3,995	$41,478	5,424	$57,120	82,784	$1,240,908	114,968	$1,640,345
Administrative Class	676	8,430	710	8,186	0	0	0	0	214	3,204	1,792	26,835
Other Classes	39,927	491,274	65,514	801,023	0	0	0	0	86,388	1,285,910	151,151	2,178,312
Issued as reinvestment of distributions
Institutional Class	1,419	17,785	2,114	25,651	68	719	16	165	2,039	29,941	4,849	69,317
Administrative Class	11	132	27	323	0	0	0	0	32	462	42	633
Other Classes	430	5,397	641	7,747	0	0	0	0	2,159	31,526	4,878	69,810
Cost of shares redeemed
Institutional Class	(9,305)	(114,264)	(17,670)	(212,196)	(2,537)	(25,822)	(23)	(243)	(41,383)	(618,625)	(14,153)	(194,294)
Administrative Class	(13)	(159)	(1)	(17)	0	0	0	0	(73)	(1,078)	(3)	(50)
Other Classes	(9,048)	(110,626)	(2,587)	(31,467)	0	0	0	0	(33,374)	(494,858)	(12,305)	(176,210)

Net increase (decrease) resulting from Fund share transactions	114,246	$1,412,379	130,562	$1,590,748	1,526	$16,375	5,417	$57,042	98,786	$1,477,390	251,219	$3,614,698

	Real Return Asset Fund				RealEstateRealReturn Strategy Fund				StocksPLUS Total Return Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Period from 10/30/2003 to 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	19,427	$227,915	26,444	$304,182	19,748	$201,509	23,479	$255,225	29,012	$350,837	21,527	$247,159
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	1,888	20,631	2,049	23,035	1,565	18,701	5,640	65,899
Issued as reinvestment of distributions
Institutional Class	582	6,802	1,534	17,801	630	7,078	474	5,064	40	487	393	4,410
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	43	509	13	147	1	14	63	725
Cost of shares redeemed
Institutional Class	(14,365)	(168,035)	(11,838)	(137,505)	(25,978)	(291,682)	(323)	(3,525)	(12,223)	(141,470)	(4,194)	(47,450)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	(988)	(10,407)	(121)	(1,382)	(1,044)	(12,306)	(447)	(5,304)

Net increase (decrease) resulting from Fund share transactions	5,644	$66,682	16,140	$184,478	(4,657)	$(72,362)	25,571	$278,564	17,351	$216,263	22,982	$265,439

60  PIMCO Funds Semi-Annual Report  |  09.30.04

	European StocksPLUS TR Strategy Fund				Far East (ex-Japan) StocksPLUS TR Strategy Fund				International StocksPLUS TR Strategy Fund				Japanese StocksPLUS TR Strategy Fund
	Six Months Ended 09/30/2004		Period from 10/30/2003 to 03/31/2004		Six Months Ended 09/30/2004		Period from 10/30/2003 to 03/31/2004		Six Months Ended 09/30/2004		Period from 10/30/2003 to 03/31/2004		Six Months Ended 09/30/2004		Period from 10/30/2003 to 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	452	$4,598	891	$9,284	293	$2,925	800	$8,570	18,149	$195,712	2,010	$20,338	586	$6,430	373	$3,761
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	226	2,377	187	1,953	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	1	11	21	210	0	0	0	0	54	585	48	490	9	96	2	17
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	2	0	5	0	0	0	0
Cost of shares redeemed
Institutional Class	(458)	(4,659)	(185)	(1,921)	(515)	(5,192)	(72)	(779)	(1,994)	(21,019)	(441)	(4,595)	(281)	(3,082)	(21)	(228)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	(34)	(342)	(72)	(730)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	(5)	$(50)	727	$7,573	(222)	$(2,267)	728	$7,791	16,401	$177,315	1,732	$17,461	314	$3,444	354	$3,550

	StocksPLUS TR Short Strategy Fund
	Six Months Ended 09/30/2004		Period from 07/23/2003 to 03/31/2004
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	16	$181	343	$3,401
Administrative Class	0	0	0	0
Other Classes	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	1	6	1	8
Administrative Class	0	0	0	0
Other Classes	0	0	0	0
Cost of shares redeemed
Institutional Class	(6)	(67)	0	0
Administrative Class	0	0	0	0
Other Classes	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	11	$120	344	$3,409

09.30.04  |  PIMCO Funds Semi-Annual Report  61

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

5. Risk Factors of the Funds

Investing in the Underlying PIMS Funds through the All Asset and All Asset All Authority Funds involve certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMS Funds. Under certain circumstances, an Underlying PIMS Fund may pay a redemption request by the All Asset and All Asset All Authority Funds wholly or partly by a distribution in kind of securities from its portfolio instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an Underlying PIMS Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying PIMS Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying PIMS Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying PIMS Funds also may engage in reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying PIMS Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

6. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2004, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$2,791,985	$1,385,529
All Asset All Authority Fund	0	0	50,717	25,082
CommodityRealReturn Strategy Fund	9,102,808	7,559,688	235,581	171,208
European StocksPLUS TR Strategy Fund	14,217	11,442	3,249	2,477
Far East (ex-Japan) StocksPLUS TR Strategy Fund	10,189	8,340	2,982	2,523
International StocksPLUS TR Strategy Fund	283,839	207,731	55,272	13,854
Japanese StocksPLUS TR Strategy Fund	8,052	5,952	2,769	2,214
Real Return Asset Fund	1,322,586	1,220,633	31,711	38,953
RealEstateRealReturn Strategy Fund	1,140,959	1,208,017	38,710	31,665
StocksPLUS Total Return Fund	314,706	167,842	76,736	86,191
StocksPLUS TR Short Strategy Fund	8,361	7,570	1,484	1,414

7. Federal Income Tax Matters

At September 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
All Asset Fund	$141,876	$(14,365)	$127,511
All Asset All Authority Fund	3,135	(287)	2,848
CommodityRealReturn Strategy Fund	69,119	(8,310)	60,809
European StocksPLUS TR Strategy Fund	8	(7)	1
Far East (ex-Japan) StocksPLUS TR Strategy Fund	15	(5)	10
International StocksPLUS TR Strategy Fund	329	(77)	252
Japanese StocksPLUS TR Strategy Fund	10	(6)	4
Real Return Asset Fund	14,714	(445)	14,269
RealEstateRealReturn Strategy Fund	7,355	(19)	7,336
StocksPLUS Total Return Fund	653	(287)	366
StocksPLUS TR Short Strategy Fund	6	(4)	2

62  PIMCO Funds Semi-Annual Report  |  09.30.04

8. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Commodity- RealReturn Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS Total Return Fund	StocksPLUS TR Short Strategy Fund
	Premium
Balance at 03/31/2004	$1,802	$506	$43	$11	$0
Sales	0	0	0	443	1
Closing Buys	0	0	0	(2)	0
Expirations	0	0	0	(166)	0

Balance at 09/30/2004	$1,802	$506	$43	$286	$1

9. Line of Credit

On October 31, 2003, the All Asset All Authority Fund (the “Fund”) entered into a revolving credit agreement with Citibank N.A. Under this agreement, there is a maximum available commitment amount equal to $100 million. The initial available commitment amount is $5 million, and may be increased upon written request in amounts at least equal to $5 million. Borrowings under this agreement bear interest at a specified spread above the daily Federal Funds Rate, plus a commitment fee on the average daily unused balance of the available commitment. The daily unused balance refers to the available commitment then in effect minus the outstanding principal amount of advances. Borrowings outstanding as of September 30, 2004 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of September 30, 2004, the Fund was paying interest at 2.51%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations.

The Fund’s borrowing activity under the agreement for the six-months ended September 30, 2004 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Commitment Fees	Outstanding Principal as of September 30, 2004
$4,737	$24,409	$50	$10	$5,000

10. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.) (“Allianz”), PIMCO’s parent company, PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) (entities affiliated with PIMCO through common ownership by Allianz), in connection with the same matter. In the New Jersey Settlement, Allianz, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that Allianz, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”). The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

On February 20, 2004, a putative class action lawsuit was filed in the United States District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against Allianz, PAD, PIMCO, PEA, PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”), MMS Funds, PIMCO Variable Insurance Trust (“PVIT”), PIMCO Commercial Mortgage Securities Trust, Inc. (“PCM”) and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the United States District Court for the District of Connecticut on February 27, 2004 (naming as defendants Allianz, PAD, PEA, the PIMS Funds, the MMS Funds, PVIT, PCM and certain other parties); (2) a lawsuit filed in the United States District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, Allianz, PEA and PAD); (3) a lawsuit filed in United States District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the United States District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the United States District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming Allianz, PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”) and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the United States District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming Allianz, PIMCO, PAD and certain other parties as defendants,

09.30.04  |  PIMCO Funds Semi-Annual Report  63

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the United States District Court for the District of New Jersey on April 20, 2004 (naming Allianz, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the United States District Court for the Northern District of California on April 28, 2004 (naming Allianz, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds,” including the PIMS Funds, as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the United States District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against Allianz, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the United States District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

PIMCO and the Trust believe that these developments will not have a material adverse effect on the Trust or on PIMCO’s ability to perform its investment advisory services on behalf of the Trust.

64  PIMCO Funds Semi-Annual Report  |  09.30.04

Investment Adviser and Administrator	Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, CA 92660

Investment Sub-Adviser (All Asset and All Asset All Authority Funds only)	Research Affiliates, LLC 800 E. Colorado Boulevard Pasadena, CA 91101

Distributor	PA Distributors LLC 2187 Atlantic Street Stamford, CT 06902

Custodian	State Street Bank & Trust Company 801 Pennsylvania Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services-Midwest 330 W. 9th Street Kansas City, MO 64105

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

840 Newport Center Drive

Newport Beach, CA 92660

15-26405-00

2004

Semi-Annual Report

09.30.04

PIMCO RealReturn Strategy & IndexPLUS Funds

Pacific Investment Management Series
REAL RETURN STRATEGY FUNDS

Share Classes	Real Return Fund

A B C	CommodityRealReturn Strategy Fund

RealEstateRealReturn Strategy Fund

All Asset Fund

EQUITY-RELATED FUNDS

StocksPLUS Fund

StocksPLUS Total Return Fund

International StocksPLUS TR Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds: Pacific Investment Management Series prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2 PIMCO Bond Funds Semi-Annual Report | 09.30.04

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the PIMCO Funds: Pacific Investment Management Series (“the Trust”). Assets in the Trust stood at $165 billion as of September 30, 2004, the Trust’s fiscal half-year end.

Bonds rallied in third quarter 2004 as the economy slowed, hitting what Federal Reserve Chairman Alan Greenspan called a “soft patch.” Weak employment growth and expectations of lower inflation prompted a decrease in interest rates, which boosted all bond market sectors. The third quarter was essentially a reversal of the second quarter, when a stronger labor market and anticipation that the Federal Reserve would begin tightening caused interest rates to move higher. During the semi-annual period, the Fed initiated three 0.25% rate increases. Bond market gains in the third quarter 2004 came despite two of those rate hikes, and the federal funds rate ended the six-month period at 1.75%. The Fed also indicated it would raise rates in the future at a “measured” pace as it attempts to move toward a neutral policy stance that neither restrains nor stimulates the economy.

The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 3.20% in the third quarter 2004, but only 0.67% for the semi-annual April through September period. The yield on the benchmark ten-year Treasury fell 0.46% during the third quarter, but rose 0.28% for the six-month reporting period to end at 4.12%. While yields on all but the very shortest maturity securities fell during the third quarter, ten-year yields fell the most, causing the two- to ten-year portion of the yield curve to flatten. This flattening suggested that bond markets were not optimistic about the economy’s forward growth prospects.

During the reporting period, the Trust continued to enhance its bond fund offerings by launching the PIMCO Floating Income Fund. The Fund seeks maximum current yield consistent with prudent investment management by investing primarily in variable and floating rate securities and their economic equivalents. In addition, effective October 1, 2004, the Trust lowered sales charges on most of the funds and reduced fees on several of the funds as well. For more information on these changes, please refer to the current prospectus.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those main factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call PIMCO Advisors at 1-800-426-0107. We also invite you to visit our website at www.pimcoadvisors.com.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2004

PIMCO Bond Funds Semi-Annual Report | 09.30.04 3

Important Information About the Funds

The performance represented in this semi-annual report has been computed using the sales charges that were in effect on September 30, 2004. For information on changes to the PIMCO Funds sales charges, that commenced on October 1, 2004, please refer to the Shareholders Guide.

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): StocksPLUS (1/97), CommodityRealReturn (11/02), All Asset (4/03), and StocksPLUS Total Return (7/03). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

Investments in commodity-linked derivative instruments may be affected by overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments. A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in other securities.

The All Asset Fund invests in a portfolio of mutual funds. The cost of investing in the Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance. PA Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

4 PIMCO Bond Funds Semi-Annual Report | 09.30.04

Important Information (Cont.)

Information about how the Funds voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov.

Copies of the policies and procedures the Funds’ adviser and subadvisers use in determining how to vote proxies for the Funds are available without charge, upon request by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov.

Beginning with the third quarter of the fiscal year ending March 31, 2005, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of the fiscal year on Form N-Q, which will be available on the SEC’s website at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-866-746-2606. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, from 04/01/04 to 09/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses].

PIMCO Bond Funds Semi-Annual Report | 09.30.04 5

A REAL RETURN STRATEGY FUND

PIMCO All Asset Fund

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Funds offered in the PIMCO Funds: Pacific Investment Management Series (“PIMS”) prospectuses, except the All Asset All Authority Fund.

•	For the six-month period ended September 30, 2004, the Fund’s Class A shares returned 0.60% versus 0.94% for its primary benchmark, the Lehman Brothers: U.S. TIPS 1-10 Year Index.

•	“Real Return” strategies, which is comprised of the Real Return, Real Return Asset, CommodityRealReturn Strategy, and RealEstateRealReturn Strategy Funds, represented 38% of the Fund’s investments as of September 30, 2004. Each Fund outperformed its respective benchmark over the six-month period. The Fund’s overweight to “Real Return” strategies, particularly real estate and commodities, was the main contributor to tactical asset allocation alpha as the DJ-AIG Commodity Index Total Return returned 2.22% and the Wilshire REIT Index returned 2.44% for the six months ended September 30, 2004.

•	U.S. nominal bond strategies, which comprised of the GNMA and High Yield Funds represented 16% of the Fund’s investments as of September 30, 2004. Both Funds outperformed their respective benchmark over the six-month period. The Fund’s underweight to U.S. nominal bonds was a negative to tactical asset allocation alpha, as core nominal bond funds had positive performance for the period.

•	Equity strategies, which is comprised of the StocksPLUS, StocksPLUS Total Return, and International StocksPLUS TR Strategy Funds represented 29% of the Fund’s investments as of September 30, 2004. The StocksPLUS Fund underperformed its benchmark and the StocksPLUS Total Return and International StocksPLUS TR Strategy Funds both outperformed their respective benchmarks. The Fund’s overweight to equities was a negative for performance, as the S&P 500 Index returned –0.18% for the six-month period.

Average Annual Total Return For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (07/31/02)
PIMCO All Asset Fund Class A	0.60%	12.25%	—	—	15.62%
PIMCO All Asset Fund Class A (adjusted)	–3.93%	7.20%	—	—	13.19%
PIMCO All Asset Fund Class B	0.29%	11.37%	—	—	14.75%
PIMCO All Asset Fund Class B (adjusted)	–4.70%	6.37%	—	—	13.57%
PIMCO All Asset Fund Class C (adjusted)	–0.71%	10.50%	—	—	14.78%
Lehman Brothers: U.S. TIPS 1-10 Year Index	0.94%	5.75%	—	—	—
All Asset Benchmark Composite Index	1.24%	11.13%	—	—	—
Lipper Flexible Portfolio Fund Average	–0.72%	10.07%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,006.00	$1,002.90	$1,002.90	$1,020.81	$1,017.05	$1,017.05
Expenses Paid During Period	$4.27	$8.03	$8.03	$4.31	$8.09	$8.09

For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.60% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds which are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.60%.

Change in Value For periods ended 09/30/04

	All Asset Share Class A	All Asset Share Class B	All Asset Share Class C	Lehman Brothers: U.S. TIPS 1-10 Year Index	All Asset Benchmark Composite Index

MONTH
07/31/2002	9,550	10,000	10,000	10,000	10,000
08/31/2002	10,003	10,468	10,468	10,241	10,297
09/30/2002	10,073	10,535	10,535	10,493	10,216
10/31/2002	10,028	10,482	10,482	10,363	10,318
11/30/2002	10,300	10,760	10,760	10,268	10,503
12/31/2002	10,661	11,130	11,130	10,552	10,664
01/31/2003	10,733	11,198	11,198	10,638	10,746
02/28/2003	11,175	11,654	11,654	10,956	10,934
03/31/2003	10,940	11,401	11,401	10,896	10,864
04/30/2003	11,089	11,550	11,550	10,872	11,134
05/31/2003	11,703	12,179	12,179	11,193	11,572
06/30/2003	11,602	12,072	12,062	11,171	11,534
07/31/2003	11,073	11,510	11,511	10,817	11,233
08/31/2003	11,289	11,724	11,725	10,960	11,411
09/30/2003	11,651	12,098	12,089	11,254	11,677
10/31/2003	11,848	12,282	12,284	11,272	11,828
11/30/2003	11,947	12,384	12,386	11,238	11,931
12/31/2003	12,293	12,737	12,740	11,303	12,278
01/31/2004	12,466	12,906	12,898	11,411	12,444
02/29/2004	12,772	13,212	13,214	11,634	12,656
03/31/2004	13,002	13,436	13,439	11,790	12,817
04/30/2004	12,137	12,538	12,541	11,402	12,328
05/31/2004	12,422	12,834	12,826	11,543	12,437
06/30/2004	12,498	12,905	12,896	11,535	12,533
07/31/2004	12,518	12,915	12,907	11,678	12,553
08/31/2004	12,885	13,274	13,276	11,889	12,828
09/30/2004	13,079	13,175	13,476	11,901	12,976

PIMCO Funds Allocation*

CommodityRealReturn Strategy	16.4%
StocksPLUS	13.0%
StocksPLUS Total Return	10.3%
High Yield	9.5%
Emerging Markets Bond	9.3%
Real Return Asset	8.3%
Real Return	7.8%
GNMA	6.5%
International StocksPLUS TR Strategy	5.8%
RealEstateRealReturn Strategy	5.5%
Other	7.6%

*	% of total investments as of September 30, 2004

6 PIMCO Bond Funds Semi-Annual Report | 09.30.04

A REAL RETURN STRATEGY FUND

PIMCO CommodityRealReturn Strategy Fund

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

•	For the six-month period ended September 30, 2004, the Fund’s Class A shares returned 1.98%, slightly underperforming the 2.22% return of the Dow Jones-AIG Commodity Index Total Return for the same period.

•	The Fund invested the collateral backing its commodity derivatives positions primarily in Treasury Inflation-Protected Securities (TIPS), implementing a “double real”™ strategy. This was slightly positive for performance as TIPS outperformed the T-Bill rate embedded in the benchmark.

•	For the six-month period, 10-year real yields increased by 0.29%, compared to a 0.28% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.41% at September 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.42% on March 31, 2004. The 6-month Consumer Price Index for All Urban Consumers change for the period ended September 30, 2004 was 1.34%.

•	The effective duration of the Fund was 5.64 years on September 30, 2004, compared to a duration of 6.47 years for the Lehman Brothers: U.S. TIPS Index.

•	The Fund’s real duration exposure versus the benchmark over the six-month period was positive for performance. This was mostly due to the first three months, when the Fund’s duration was significantly below the duration of the benchmark.

•	Short nominal bond positions were positive for performance over the six-month period as nominal yields rose.

•	The Fund was overweight shorter maturity TIPS for the entire period. This was negative for performance as the real yield curve flattened.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

Average Annual Total Return For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund Class A	1.98%	33.73%	—	—	33.02%
PIMCO CommodityRealReturn Strategy Fund Class A (adjusted)	–3.63%	26.38%	—	—	29.73%
PIMCO CommodityRealReturn Strategy Fund Class B	1.61%	32.75%	—	—	32.10%
PIMCO CommodityRealReturn Strategy Fund Class B (adjusted)	–3.39%	27.75%	—	—	31.16%
PIMCO CommodityRealReturn Strategy Fund Class C (adjusted)	–0.41%	30.43%	—	—	31.50%
Dow Jones-AIG Commodity Index Total Return	2.22%	28.12%	—	—	—
Lipper Specialty/Miscellaneous Fund Average	0.75%	19.75%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,019.80	$1,016.10	$1,015.90	$1,018.85	$1,015.09	$1,015.09
Expenses Paid During Period	$6.28	$10.06	$10.06	$6.28	$10.05	$10.05

For each class of the Fund, expenses are equal to the expense ratio for the class (1.24% for Class A, 1.99% for Class B, 1.99% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value For periods ended 09/30/04

	Commodity Real Return Strategy Share Class A	Commodity Real Return Strategy Share Class B	Commodity Real Return Strategy Share Class C	Dow Jones-AIG Commodity Index Total Return

MONTH
06/30/2002	9,450	10,000	10,000	10,000
07/31/2002	9,749	10,309	10,309	9,946
08/31/2002	10,462	11,057	11,057	10,338
09/30/2002	11,124	11,750	11,750	10,727
10/31/2002	10,806	11,405	11,405	10,616
11/30/2002	10,820	11,413	11,413	10,646
12/31/2002	11,722	12,363	12,361	11,168
01/31/2003	12,635	13,326	13,324	12,027
02/28/2003	13,547	14,277	14,275	12,432
03/31/2003	12,188	12,834	12,832	11,494
04/30/2003	12,066	12,695	12,693	11,423
05/31/2003	13,294	13,979	13,987	12,090
06/30/2003	12,852	13,509	13,508	11,791
07/31/2003	12,303	12,931	12,930	11,862
08/31/2003	13,026	13,681	13,670	12,331
09/30/2003	13,457	14,124	14,118	12,341
10/31/2003	14,099	14,778	14,783	12,930
11/30/2003	14,130	14,799	14,804	12,890
12/31/2003	15,133	15,842	15,844	13,840
01/31/2004	15,545	16,275	16,264	14,091
02/29/2004	16,900	17,676	17,666	15,005
03/31/2004	17,647	18,454	18,445	15,469
04/30/2004	16,553	17,293	17,285	15,194
05/31/2004	17,094	17,850	17,842	15,452
06/30/2004	16,335	17,054	17,042	14,811
07/31/2004	16,789	17,506	17,508	15,073
08/31/2004	16,868	17,577	17,567	14,798
09/30/2004	17,997	18,449	18,741	15,811

Sector Breakdown*

U.S. Treasury Obligations**	96.4%
Foreign Currency-Denominated Issues	0.8%
Corporate Bonds and Notes	0.7%
Other	2.1%

*	% of total investments as of September 30, 2004
**	Primarily Treasury Inflation Protected Securities (TIPS) serving as collateral for commodity-linked derivative positions.

PIMCO Bond Funds Semi-Annual Report | 09.30.04 7

AN EQUITY - RELATED FUND

PIMCO International StocksPLUS TR Strategy Fund

•	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management by investing, under normal circumstances, substantially all of its assets in non-U.S. equity derivatives hedged into U.S. dollars and backed by a low- to intermediate-duration portfolio of Fixed Income Instruments.

•	The Fund’s Class A shares returned 0.82% for the six-month period ended September 30, 2004, slightly underperforming the MSCI Europe Australia Far East (“EAFE”) Hedged USD Index, which returned 0.87% during the same period.

•	Uncertainty and fears of inflation sparked by a sharp rise in oil prices drove weak performance across broad global equity markets. In Japan, weak data and higher oil prices continued to weigh on investor optimism. In Europe, despite strong indications of corporate profit growth, selling pressure was the dominant theme as investors rebalanced away from equities.

•	A broader exposure to the yield curve and longer duration resulted in the capture of attractive yield premium.

•	Exposure to intermediate maturities detracted from performance as two to five year rates increased.

•	Exposure to European interest rates, with an emphasis on the short end of the yield curve, boosted returns as short-term European interest rates rose less than U.S. interest rates.

•	Lack of confidence about the sustainability of economic recovery and expectations for the Fed to remain on hold caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	A modest allocation to mortgage-backed and emerging markets securities provided incremental yield and diversification.

Cumulative Total Return For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (10/30/03)
PIMCO International StocksPLUS TR Strategy Fund Class A	0.82%	—	—	—	11.21%
PIMCO International StocksPLUS TR Strategy Fund Class A (adjusted)	–3.72%	—	—	—	6.20%
PIMCO International StocksPLUS TR Strategy Fund Class B	0.38%	—	—	—	10.42%
PIMCO International StocksPLUS TR Strategy Fund Class B (adjusted)	–4.62%	—	—	—	5.42%
PIMCO International StocksPLUS TR Strategy Fund Class C (adjusted)	–0.53%	—	—	—	9.50%
MSCI EAFE Hedged USD Index	0.87%	—	—	—	—
Lipper International Multi-Cap Core Fund Average	–0.42%	—	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,008.20	$1,003.80	$1,004.70	$1,018.30	$1,014.54	$1,014.54
Expenses Paid During Period	$6.80	$10.55	$10.55	$6.83	$10.61	$10.61

For each class of the Fund, expenses are equal to the expense ratio for the class (1.35% for Class A, 2.10% for Class B, 2.10% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value For periods ended 09/30/04

	International StocksPLUS TR Strategy Share Class A	International StocksPLUS TR Strategy Share Class B	International StocksPLUS TR Strategy Share Class C	MSCI EAFE Hedged USD Index
MONTH
10/31/2003	9,450	10,000	10,000	10,000
11/30/2003	9,516	10,060	10,060	10,022
12/31/2003	9,961	10,528	10,527	10,394
01/31/2004	10,106	10,681	10,670	10,532
02/29/2004	10,387	10,968	10,957	10,784
03/31/2004	10,465	11,042	11,041	10,795
04/30/2004	10,193	10,745	10,753	10,925
05/31/2004	10,124	10,664	10,661	10,764
06/30/2004	10,520	11,075	11,072	11,018
07/31/2004	10,257	10,787	10,794	10,758
08/31/2004	10,461	11,003	10,999	10,736
09/30/2004	10,549	10,542	11,092	10,889

Sector Breakdown*

Short-Term Instruments**	51.1%
U.S. Government Agencies	23.9%
Asset-Backed Securities	9.1%
U.S. Treasury Obligations	7.7%
Exchange-Traded Funds	4.1%
Other	4.1%

*	% of total investments as of September 30, 2004
**	Primarily serving as collateral for equity-linked derivative positions.

8 PIMCO Bond Funds Semi-Annual Report | 09.30.04

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the six months ended September 30, 2004, the Fund’s Class A shares returned 0.56%, slightly underperforming the 0.63% return of the Lehman Brothers: U.S. TIPS Index.

•	Ten-year real yields increased by 0.29% during the six-month period, compared to a 0.28% rise for conventional U.S. Treasury issues of similar maturity in the same time period.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.41% at September 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.42% on March 31, 2004. The six-month Consumer Price Index for All Urban Consumers change for the period ended September 30, 2004 was 1.34%.

•	The Fund’s short positions in nominal bonds during the first three months of the period were positive for performance as nominal yields rose. However, this effect was somewhat offset during the last three months of the period as nominal yields fell. For the six-month period overall, short nominal bond positions were ultimately positive for performance as nominal yields rose slightly.

•	The Fund was overweight shorter maturity TIPS for the entire period. This was negative for performance as the real yield curve flattened.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

Average Annual Total Return For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (01/29/97)
PIMCO Real Return Fund Class A	0.56%	7.20%	10.30%	—	8.44%
PIMCO Real Return Fund Class A (adjusted)	–2.46%	3.98%	9.63%	—	8.01%
PIMCO Real Return Fund Class B	0.18%	6.40%	9.47%	—	7.71%
PIMCO Real Return Fund Class B (adjusted)	–4.73%	1.45%	9.19%	—	7.71%
PIMCO Real Return Fund Class C (adjusted)	–0.67%	5.68%	9.75%	—	7.90%
Lehman Brothers: U.S. TIPS Index	0.63%	7.52%	10.30%	—	—
Lipper Treasury Inflation Protected Securities Fund Average	0.28%	6.45%	9.92%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,005.60	$1,001.80	$1,003.10	$1,020.56	$1,016.80	$1,018.05
Expenses Paid During Period	$4.52	$8.28	$7.03	$4.56	$8.34	$7.08

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.40% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value For periods ended 09/30/04

	Real Return Share Class A	Real Return Share Class B	Real Return Share Class C	Lehman Brothers: U.S. TIPS Index

MONTH
01/31/1997	9,700	10,000	10,000	10,000
02/28/1997	9,735	10,029	10,032	10,033
03/31/1997	9,651	9,927	9,928	9,896
04/30/1997	9,698	9,978	9,977	9,956
05/31/1997	9,750	10,028	10,027	10,010
06/30/1997	9,726	9,997	9,996	9,978
07/31/1997	9,841	10,110	10,108	10,072
08/31/1997	9,858	10,121	10,124	10,103
09/30/1997	9,874	10,131	10,142	10,123
10/31/1997	9,995	10,249	10,263	10,227
11/30/1997	10,044	10,293	10,309	10,284
12/31/1997	9,989	10,230	10,249	10,241
01/31/1998	10,044	10,280	10,301	10,291
02/28/1998	10,030	10,260	10,282	10,282
03/31/1998	10,047	10,274	10,298	10,277
04/30/1998	10,097	10,318	10,344	10,315
05/31/1998	10,135	10,350	10,379	10,388
06/30/1998	10,167	10,376	10,407	10,414
07/31/1998	10,242	10,446	10,479	10,463
08/31/1998	10,246	10,444	10,479	10,486
09/30/1998	10,481	10,676	10,715	10,697
10/31/1998	10,533	10,722	10,763	10,721
11/30/1998	10,514	10,697	10,739	10,710
12/31/1998	10,466	10,640	10,685	10,646
01/31/1999	10,617	10,787	10,834	10,769
02/28/1999	10,589	10,752	10,802	10,693
03/31/1999	10,649	10,806	10,859	10,689
04/30/1999	10,822	10,973	11,029	10,760
05/31/1999	10,897	11,043	11,101	10,834
06/30/1999	10,879	11,018	11,079	10,841
07/31/1999	10,894	11,029	11,090	10,835
08/31/1999	10,947	11,075	11,139	10,854
09/30/1999	10,989	11,111	11,178	10,896
10/31/1999	11,007	11,122	11,191	10,918
11/30/1999	11,088	11,198	11,269	10,984
12/31/1999	11,021	11,122	11,195	10,896
01/31/2000	11,084	11,178	11,254	10,945
02/29/2000	11,161	11,250	11,329	11,047
03/31/2000	11,494	11,578	11,662	11,369
04/30/2000	11,636	11,715	11,802	11,520
05/31/2000	11,600	11,672	11,760	11,490
06/30/2000	11,751	11,816	11,909	11,635
07/31/2000	11,840	11,899	11,994	11,734
08/31/2000	11,949	12,000	12,099	11,821
09/30/2000	12,044	12,088	12,189	11,883
10/31/2000	12,169	12,205	12,311	12,026
11/30/2000	12,344	12,372	12,484	12,201
12/31/2000	12,456	12,476	12,591	12,332
01/31/2001	12,772	12,783	12,905	12,590
02/28/2001	13,005	13,008	13,136	12,803
03/31/2001	13,102	13,097	13,229	12,926
04/30/2001	13,197	13,184	13,320	12,998
05/31/2001	13,367	13,345	13,485	13,152
06/30/2001	13,349	13,317	13,460	13,136
07/31/2001	13,562	13,522	13,670	13,355
08/31/2001	13,596	13,547	13,697	13,374
09/30/2001	13,670	13,613	13,767	13,451
10/31/2001	13,970	13,903	14,063	13,770
11/30/2001	13,649	13,574	13,732	13,464
12/31/2001	13,483	13,400	13,559	13,306
01/31/2002	13,545	13,452	13,615	13,385
02/28/2002	13,764	13,663	13,830	13,588
03/31/2002	13,655	13,547	13,715	13,504
04/30/2002	14,057	13,937	14,113	13,873
05/31/2002	14,294	14,164	14,346	14,093
06/30/2002	14,489	14,349	14,535	14,293
07/31/2002	14,707	14,557	14,749	14,528
08/31/2002	15,249	15,082	15,284	15,049
09/30/2002	15,587	15,408	15,619	15,428
10/31/2002	15,113	14,939	15,144	15,016
11/30/2002	15,154	14,969	15,177	15,005
12/31/2002	15,713	15,511	15,730	15,510
01/31/2003	15,797	15,583	15,805	15,627
02/28/2003	16,337	16,106	16,340	16,212
03/31/2003	16,041	15,805	16,037	15,949
04/30/2003	16,006	15,761	15,996	15,908
05/31/2003	16,781	16,514	16,763	16,663
06/30/2003	16,633	16,359	16,609	16,493
07/31/2003	15,845	15,572	15,814	15,731
08/31/2003	16,155	15,866	16,117	16,013
09/30/2003	16,738	16,430	16,693	16,543
10/31/2003	16,777	16,458	16,724	16,633
11/30/2003	16,787	16,459	16,728	16,643
12/31/2003	16,972	16,630	16,905	16,813
01/31/2004	17,163	16,808	17,089	17,006
02/29/2004	17,567	17,203	17,484	17,398
03/31/2004	17,842	17,473	17,752	17,677
04/30/2004	17,020	16,668	16,926	16,819
05/31/2004	17,290	16,933	17,188	17,122
06/30/2004	17,294	16,936	17,185	17,130
07/31/2004	17,482	17,121	17,364	17,290
08/31/2004	17,914	17,544	17,786	17,753
09/30/2004	17,941	17,570	17,805	17,788

Sector Breakdown*

U.S. Treasury Obligations	90.8%
Corporate Bonds & Notes	3.5%
Foreign Currency-Denominated Issues	2.3%
Other	3.4%

*	% of total investments as of September 30, 2004

PIMCO Bond Funds Semi-Annual Report | 09.30.04 9

A REAL RETURN STRATEGY FUND

PIMCO RealEstateRealReturn Strategy Fund

•	The Fund seeks maximum real return consistent with prudent investment management by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

•	For the six-month period ended September 30, 2004, the Fund’s Class A shares returned 1.20%, underperforming the 2.44% return of the Fund’s benchmark, the Wilshire Real Estate Investment Trust (“REIT”) Index.

•	The Fund invested the collateral backing its REIT derivatives positions primarily in Treasury Inflation-Protected Securities (TIPS), implementing a “double real”tm strategy. This was slightly positive for performance as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	For the six-month period, 10-year real yields increased by 0.29%, compared to a 0.28% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.41% at September 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.42% on March 31, 2004. The six-month Consumer Price Index for All Urban Consumers change for the period ended September 30, 2004 was 1.34%.

•	The Fund was overweight shorter maturity TIPS for the entire period. This was negative for performance as the real yield curve flattened.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

Cumulative Total Return For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Class A	1.20%	—	—	—	30.80%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	–3.35%	—	—	—	24.92%
PIMCO RealEstateRealReturn Strategy Fund Class B	0.80%	—	—	—	30.00%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	–4.15%	—	—	—	25.00%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	–0.16%	—	—	—	28.98%
Wilshire Real Estate Investment Trust Index	2.44%	—	—	—	—
Lipper Real Estate Fund Average	1.80%	—	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/04)	$1,012.00	$1,008.00	$1,008.30	$1,018.85	$1,015.09	$1,015.09
Expenses Paid During Period	$6.25	$10.02	$10.02	$6.28	$10.05	$10.05

For each class of the Fund, expenses are equal to the expense ratio for the class (1.24% for Class A, 1.99% for Class B, 1.99% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value For periods ended 09/30/04

	Real Estate Real Return Strategy Share Class A	Real Estate Real Return Strategy Share Class B	Real Estate Real Return Strategy Share Class C	Wilshire Real Estate Investment Trust Index
MONTH
10/31/2003	9,450	10,000	10,000	10,000
11/30/2003	9,871	10,436	10,436	10,436
12/31/2003	10,269	10,856	10,851	10,768
01/31/2004	10,803	11,420	11,416	11,199
02/29/2004	11,246	11,878	11,873	11,383
03/31/2004	12,105	12,783	12,775	12,067
04/30/2004	9,705	10,235	10,236	10,302
05/31/2004	10,637	11,210	11,211	11,089
06/30/2004	10,935	11,520	11,521	11,414
07/31/2004	11,048	11,627	11,628	11,473
08/31/2004	12,291	12,940	12,930	12,420
09/30/2004	12,252	12,500	12,879	12,361

Sector Breakdown*

U.S. Treasury Obligations**	93.8%
Short-Term Instruments	3.0%
Corporate Bonds & Notes	1.4%
Foreign Currency-Denominated Issues	1.0%
Other	0.8%

*	% of total investments as of September 30, 2004
**	Primarily Treasury Inflation Protected Securities (TIPS) serving as collateral for RealEstate-linked derivatives.

10 PIMCO Bond Funds Semi-Annual Report | 09.30.04

AN EQUITY - RELATED FUND

PIMCO StocksPLUS Fund

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of Fixed Income Instruments.

•	For the six-month period ended September 30, 2004, the S&P 500 Index delivered a total return of - 0.18%. The Fund’s Class A shares underperformed the Index, posting a total return of - 0.84% for the six-month period.

•	Investor optimism and the stock market rally in the second quarter were offset by the third quarter, as equity markets stalled while investors weighed the impact of higher oil prices and mixed economic data.

•	While the structural yield advantage provided by non-money market holdings boosted returns, this yield contribution was overwhelmed by a sharp rise in short maturity rates.

•	Exposure to the European interest rates, with an emphasis on the short end of the yield curve, boosted returns as short-term European interest rates rose less than U.S. short-term interest rates.

•	Lack of confidence on the sustainability of economic recovery and expectations for the Fed to remain on hold caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	Corporate and mortgage holdings provided incremental yield and diversification.

Average Annual Total Return For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (05/13/93)
PIMCO StocksPLUS Fund Class A	–0.84%	12.86%	–0.99%	11.15%	10.80%
PIMCO StocksPLUS Fund Class A (adjusted)	–3.82%	9.48%	–1.59%	10.81%	10.51%
PIMCO StocksPLUS Fund Class B	–1.22%	12.17%	–1.70%	10.58%	10.30%
PIMCO StocksPLUS Fund Class B (adjusted)	–6.04%	7.17%	–1.98%	10.58%	10.30%
PIMCO StocksPLUS Fund Class C (adjusted)	–2.05%	11.36%	–1.47%	10.61%	10.26%
S&P 500 Index	–0.18%	13.87%	–1.31%	11.08%	—
Lipper Large-Cap Core Fund Average	–2.03%	10.20%	–2.44%	8.91%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/04)	$991.60	$987.80	$989.10	$1,019.80	$1,016.04	$1,017.30
Expenses Paid During Period	$5.24	$8.97	$7.73	$5.32	$9.10	$7.84

For each class of the Fund, expenses are equal to the expense ratio for the class (1.05% for Class A, 1.80% for Class B, 1.55% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value For periods ended 09/30/04

	StocksPLUS Share Class A	StocksPLUS Share Class B	StocksPLUS Share Class C	S&P 500 Index

MONTH
05/31/1993	9,700	10,000	10,000	10,000
06/30/1993	9,749	10,043	10,044	10,029
07/31/1993	9,727	10,015	10,016	9,989
08/31/1993	10,094	10,383	10,397	10,368
09/30/1993	9,993	10,276	10,289	10,288
10/31/1993	10,211	10,487	10,501	10,501
11/30/1993	10,092	10,362	10,376	10,401
12/31/1993	10,271	10,544	10,560	10,527
01/31/1994	10,605	10,880	10,899	10,885
02/28/1994	10,275	10,534	10,550	10,589
03/31/1994	9,818	10,052	10,084	10,128
04/30/1994	9,938	10,175	10,198	10,258
05/31/1994	10,120	10,350	10,384	10,426
06/30/1994	9,902	10,126	10,158	10,170
07/31/1994	10,284	10,510	10,546	10,504
08/31/1994	10,750	10,978	11,018	10,935
09/30/1994	10,563	10,784	10,823	10,668
10/31/1994	10,729	10,942	10,983	10,907
11/30/1994	10,397	10,593	10,642	10,510
12/31/1994	10,529	10,729	10,768	10,666
01/31/1995	10,816	11,009	11,061	10,943
02/28/1995	11,299	11,493	11,550	11,369
03/31/1995	11,603	11,800	11,849	11,705
04/30/1995	11,975	12,165	12,228	12,049
05/31/1995	12,513	12,706	12,774	12,531
06/30/1995	12,783	12,969	13,039	12,822
07/31/1995	13,185	13,375	13,448	13,247
08/31/1995	13,270	13,454	13,528	13,280
09/30/1995	13,829	14,006	14,096	13,841
10/31/1995	13,801	13,971	14,061	13,791
11/30/1995	14,461	14,624	14,720	14,397
12/31/1995	14,736	14,892	15,003	14,674
01/31/1996	15,259	15,421	15,522	15,174
02/29/1996	15,296	15,448	15,550	15,314
03/31/1996	15,494	15,638	15,755	15,462
04/30/1996	15,683	15,818	15,938	15,690
05/31/1996	16,039	16,165	16,288	16,094
06/30/1996	16,187	16,304	16,428	16,156
07/31/1996	15,429	15,537	15,655	15,442
08/31/1996	15,750	15,850	15,985	15,768
09/30/1996	16,667	16,760	16,902	16,655
10/31/1996	17,194	17,277	17,426	17,114
11/30/1996	18,466	18,544	18,706	18,408
12/31/1996	18,067	18,134	18,292	18,043
01/31/1997	19,177	19,218	19,402	19,171
02/28/1997	19,303	19,345	19,548	19,321
03/31/1997	18,446	18,461	18,657	18,527
04/30/1997	19,573	19,591	19,797	19,633
05/31/1997	20,812	20,817	21,036	20,828
06/30/1997	21,667	21,667	21,886	21,761
07/31/1997	23,438	23,407	23,661	23,493
08/31/1997	22,170	22,122	22,378	22,177
09/30/1997	23,311	23,261	23,519	23,392
10/31/1997	22,554	22,505	22,755	22,610
11/30/1997	23,474	23,394	23,670	23,657
12/31/1997	23,908	23,810	24,101	24,063
01/31/1998	24,214	24,115	24,409	24,329
02/28/1998	25,842	25,702	26,032	26,084
03/31/1998	27,128	26,971	27,305	27,420
04/30/1998	27,457	27,279	27,617	27,695
05/31/1998	26,897	26,701	27,053	27,219
06/30/1998	27,943	27,723	28,097	28,325
07/31/1998	27,633	27,393	27,763	28,023
08/31/1998	23,394	23,188	23,513	23,972
09/30/1998	25,186	24,932	25,288	25,507
10/31/1998	27,178	26,912	27,273	27,582
11/30/1998	28,722	28,408	28,806	29,254
12/31/1998	30,537	30,167	30,623	30,940
01/31/1999	31,560	31,159	31,631	32,233
02/28/1999	30,493	30,100	30,558	31,232
03/31/1999	31,765	31,340	31,808	32,481
04/30/1999	33,013	32,556	33,062	33,739
05/31/1999	32,145	31,670	32,166	32,943
06/30/1999	34,003	33,479	34,015	34,771
07/31/1999	32,881	32,344	32,865	33,685
08/31/1999	32,700	32,143	32,685	33,518
09/30/1999	31,954	31,407	31,939	32,600
10/31/1999	33,990	33,398	33,958	34,663
11/30/1999	34,534	33,889	34,481	35,367
12/31/1999	36,488	35,807	36,422	37,451
01/31/2000	34,620	33,935	34,525	35,570
02/29/2000	34,066	33,361	33,972	34,896
03/31/2000	37,248	36,470	37,115	38,310
04/30/2000	36,082	35,322	35,949	37,157
05/31/2000	35,339	34,537	35,180	36,394
06/30/2000	36,187	35,366	36,042	37,292
07/31/2000	35,706	34,896	35,534	36,708
08/31/2000	38,084	37,220	37,882	38,988
09/30/2000	35,989	35,173	35,795	36,930
10/31/2000	35,802	34,990	35,580	36,774
11/30/2000	33,106	32,355	32,862	33,875
12/31/2000	33,374	32,617	33,128	34,040
01/31/2001	34,652	33,867	34,374	35,248
02/28/2001	31,430	30,717	31,156	32,034
03/31/2001	29,311	28,647	29,069	30,005
04/30/2001	31,574	30,858	31,272	32,336
05/31/2001	31,865	31,142	31,591	32,553
06/30/2001	31,151	30,445	30,843	31,761
07/31/2001	30,886	30,186	30,580	31,448
08/31/2001	28,953	28,296	28,651	29,479
09/30/2001	26,492	25,891	26,224	27,099
10/31/2001	27,135	26,520	26,838	27,616
11/30/2001	29,070	28,411	28,708	29,734
12/31/2001	29,311	28,647	28,941	29,995
01/31/2002	28,960	28,303	28,591	29,557
02/28/2002	28,520	27,873	28,150	28,987
03/31/2002	29,563	28,893	29,161	30,077
04/30/2002	27,872	27,240	27,478	28,254
05/31/2002	27,666	27,039	27,272	28,046
06/30/2002	25,710	25,127	25,325	26,048
07/31/2002	23,545	23,011	23,200	24,018
08/31/2002	23,960	23,416	23,583	24,176
09/30/2002	21,379	20,894	21,015	21,549
10/31/2002	23,308	22,779	22,963	23,446
11/30/2002	24,671	24,112	24,290	24,824
12/31/2002	23,391	22,860	22,981	23,366
01/31/2003	22,848	22,330	22,473	22,754
02/28/2003	22,576	22,064	22,203	22,412
03/31/2003	22,818	22,300	22,412	22,629
04/30/2003	24,655	24,095	24,207	24,495
05/31/2003	25,978	25,389	25,493	25,785
06/30/2003	26,243	25,648	25,758	26,113
07/31/2003	26,577	25,974	26,059	26,574
08/31/2003	27,122	26,507	26,599	27,092
09/30/2003	26,945	26,334	26,394	26,804
10/31/2003	28,381	27,738	27,787	28,321
11/30/2003	28,626	27,976	27,999	28,570
12/31/2003	30,146	29,462	29,494	30,068
01/31/2004	30,679	29,983	30,025	30,620
02/29/2004	31,152	30,445	30,460	31,046
03/31/2004	30,672	29,976	29,982	30,577
04/30/2004	30,055	29,374	29,340	30,097
05/31/2004	30,413	29,723	29,692	30,510
06/30/2004	30,957	30,255	30,230	31,104
07/31/2004	29,945	29,266	29,226	30,074
08/31/2004	30,140	29,456	29,387	30,196
09/30/2004	30,414	29,724	29,651	30,523

Sector Breakdown*

Short-Term Instruments**	65.1%
U.S. Treasury Obligations	9.1%
Corporate Bonds & Notes	9.0%
Mortgage-Backed Securities	4.9%
Asset-Backed Securities	4.7%
Other	7.2%

*	% of total investments as of September 30, 2004
**	Primarily serving as collateral for equity-linked derivative positions.

PIMCO Bond Funds Semi-Annual Report | 09.30.04 11

AN EQUITY - RELATED FUND

PIMCO StocksPLUS Total Return Fund

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a low-to intermediate-duration portfolio of Fixed Income Instruments.

•	For the six-month period ended September 30, 2004 the S&P 500 Index delivered a total return of –0.18%. The Fund’s Class A shares outperformed the S&P 500 Index by posting a total return of 0.31% for the same period.

•	Investor optimism and stock market rally in the second quarter 2004 was reversed in the third quarter as equity markets stalled while investors weighed the impact of higher oil prices and mixed economic data.

•	A longer relative duration and broader yield curve exposure resulted in the capture of attractive yield premium; the portfolio’s emphasis on five- to seven-year maturities was favorable as the yield curve flattened and short rates rose.

•	Exposure to European interest rates, with an emphasis on the short- to intermediate-end of the yield curve, helped performance as European interest rates rose less than U.S. rates amid expectations for slower growth and lower inflation in Europe.

•	Lack of confidence about the sustainability of economic recovery and expectations for the Fed to retain a neutral policy caused a decline in real yields. As a result, real return holdings enhanced overall performance.

•	An allocation to longer-maturity municipal bonds provided a buffer against volatile Treasury rates. But this allocation was neutral to overall performance as retail demand slipped in the third quarter.

•	Corporate and mortgage holdings provided incremental yield and diversification.

Average Annual Total Return For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (06/28/02)
PIMCO StocksPLUS Total Return Fund Class A	0.31%	15.84%	—	—	11.39%
PIMCO StocksPLUS Total Return Fund Class A (adjusted)	–2.70%	12.37%	—	—	9.89%
PIMCO StocksPLUS Total Return Fund Class B	–0.08%	14.70%	—	—	10.41%
PIMCO StocksPLUS Total Return Fund Class B (adjusted)	–5.08%	9.70%	—	—	9.23%
PIMCO StocksPLUS Total Return Fund Class C (adjusted)	–1.08%	13.79%	—	—	10.46%
S&P 500 Index	–0.18%	13.87%	—	—	—
Lipper Large-Cap Core Fund Average	–2.03%	10.20%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 or more information.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,003.10	$999.20	$999.20	$1,019.10	$1,015.34	$1,015.34
Expenses Paid During Period	$5.98	$9.72	$9.72	$6.02	$9.80	$9.80

For each class of the Fund, expenses are equal to the expense ratio for the class (1.19% for Class A, 1.94% for Class B, 1.94% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value For periods ended 09/30/04

	StocksPLUS Total Return Share Class A	StocksPLUS Total Return Share Class B	StocksPLUS Total Return Share Class C	S&P 500 Index
MONTH
06/30/2002	9,550	10,000	10,000	10,000
07/31/2002	8,954	9,370	9,370	9,221
08/31/2002	9,046	9,461	9,461	9,282
09/30/2002	8,131	8,498	8,498	8,273
10/31/2002	8,837	9,231	9,231	9,001
11/30/2002	9,361	9,773	9,773	9,530
12/31/2002	9,027	9,419	9,419	8,970
01/31/2003	8,706	9,078	9,078	8,735
02/28/2003	8,683	9,050	9,050	8,604
03/31/2003	8,773	9,138	9,138	8,688
04/30/2003	9,503	9,893	9,893	9,404
05/31/2003	10,164	10,575	10,575	9,899
06/30/2003	10,284	10,694	10,694	10,025
07/31/2003	10,357	10,763	10,763	10,202
08/31/2003	10,550	10,954	10,963	10,401
09/30/2003	10,517	10,903	10,905	10,291
10/31/2003	11,106	11,484	11,487	10,873
11/30/2003	11,145	11,514	11,516	10,968
12/31/2003	11,787	12,173	12,175	11,544
01/31/2004	12,036	12,432	12,434	11,755
02/29/2004	12,296	12,681	12,694	11,919
03/31/2004	12,146	12,515	12,528	11,739
04/30/2004	11,777	12,131	12,133	11,555
05/31/2004	11,947	12,297	12,300	11,713
06/30/2004	12,183	12,524	12,538	11,941
07/31/2004	11,853	12,182	12,186	11,546
08/31/2004	12,063	12,389	12,404	11,593
09/30/2004	12,182	12,205	12,518	11,718

Sector Breakdown*

Short-Term Instruments**	61.1%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	12.2%
Other	8.8%

*	% of total investments as of September 30, 2004
**	Primarily serving as collateral for equity-linked derivative positions.

12 PIMCO Bond Funds Semi-Annual Report | 09.30.04

Schedule of Investments

All Asset Fund (a)

September 30, 2004 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 98.6%

CommodityRealReturn Strategy	33,876,547	$534,572
Convertible	1,393,511	16,416
Emerging Markets Bond	28,159,548	303,278
European Convertible	7,975,588	98,578
Foreign Bond (Unhedged)	420,067	4,339
GNMA	19,145,057	213,084
High Yield	31,610,845	307,574
International StocksPLUS TR Strategy	17,467,057	189,518
Low Duration	11,731,573	120,483
Real Return	21,857,140	253,106
Real Return Asset	22,431,941	270,978
RealEstateRealReturn Strategy	15,092,513	179,299
Short-Term	387,776	3,897
StocksPLUS	45,341,577	423,490
StocksPLUS Total Return	27,598,289	335,595

Total Investments 98.6% (Cost $3,126,696)		$3,254,207

Other Assets and Liabilities (Net) 1.4%		45,312

Net Assets 100.0%		$3,299,519

Notes to Schedule of Investments:

(a)	The Fund is investing in Affiliates.
(b)	Institutional Class shares of each PIMCO Fund

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 13

Schedule of Investments

CommodityRealReturn Strategy Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.7%

Banking & Finance 0.5%

Countrywide Home Loans, Inc.
1.820% due 02/23/2005 (a)		$9,700	$9,698
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)		200	200
2.060% due 07/18/2005 (a)		3,100	3,103
General Motors Acceptance Corp.
2.595% due 05/18/2006 (a)		4,000	4,011
Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	273
8.625% due 02/01/2022		200	228
Phoenix Quake Wind Ltd.
4.050% due 07/03/2008 (a)		2,000	2,074
5.100% due 07/03/2008 (a)		1,240	1,273
Residential Reinsurance Ltd.
6.740% due 06/08/2006 (a)		500	390
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	101
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)		5,000	4,998
Vita Capital Ltd.
2.950% due 01/01/2007 (a)		2,200	2,214

			28,563

Industrials 0.2%

DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005		100	103
Petroleos Mexicanos
9.250% due 03/30/2018		8,300	10,126

			10,229

Utilities 0.0%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	111
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		1,500	1,508

			1,619

Total Corporate Bonds & Notes (Cost $40,389)			40,411

MUNICIPAL BONDS & NOTES 0.3%
Badger Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,102
California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,600	1,464
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		3,190	3,565
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		1,600	1,783
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	974
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,208
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	388
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,079
South Carolina Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		1,000	928
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,360	3,265

Total Municipal Bonds & Notes (Cost $16,165)			16,756

U.S. GOVERNMENT AGENCIES 0.2%

Freddie Mac
7.500% due 10/25/2043		8,390	9,174

Total U.S. Government Agencies (Cost $9,129)			9,174

U.S. TREASURY OBLIGATIONS 105.5%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		475,644	508,326
3.625% due 01/15/2008		813,832	892,768
3.875% due 01/15/2009		352,603	397,050
4.250% due 01/15/2010		204,502	237,406
3.500% due 01/15/2011		350,970	397,351
3.375% due 01/15/2012		21,174	23,999
3.000% due 07/15/2012		996,274	1,103,491
1.875% due 07/15/2013		244,723	248,958
2.000% due 01/15/2014		1,072,962	1,098,990
2.000% due 07/15/2014		4,321	4,418
2.375% due 01/15/2025		154,042	160,523
3.625% due 04/15/2028		244,088	309,782
3.875% due 04/15/2029		431,923	573,041
3.375% due 04/15/2032		26,678	33,831

Total U.S. Treasury Obligations (Cost $5,934,077)			5,989,934

ASSET-BACKED SECURITIES 0.2%

Redwood Capital Ltd.
3.900% due 01/01/2006 (a)		4,300	4,337
5.450% due 01/01/2006 (a)		4,300	4,342
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)		4,000	4,000

Total Asset-Backed Securities (Cost $12,600)			12,679

SOVEREIGN ISSUES 0.4%

Republic of Brazil
2.062% due 04/15/2006 (a)		160	160
2.125% due 04/15/2009 (a)		59	58
8.000% due 04/15/2014		22,459	22,353
11.000% due 08/17/2040		200	224
United Mexican States
6.375% due 01/16/2013		1,200	1,267

Total Sovereign Issues (Cost $23,589)			24,062

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.8%

Commonwealth of Canada
3.000% due 12/01/2036	C$	20,399	18,466
Pylon Ltd.
3.616% due 12/18/2008 (a)	EC	2,600	3,337
6.016% due 12/22/2008 (a)		4,300	5,547
Republic of France
3.000% due 07/25/2012	EC	10,564	$14,558
Republic of Italy
2.150% due 09/15/2014		4,098	5,235

Total Foreign Currency-Denominated Issues (Cost $43,381)			47,143

SHORT-TERM INSTRUMENTS 1.4%
Commercial Paper 0.2%

Fannie Mae
1.734% due 11/15/2004		$2,500	2,494
1.819% due 12/22/2004		5,800	5,775
UBS Finance, Inc.
1.940% due 01/25/2005		3,800	3,776

			12,045

Repurchase Agreement 0.5%

State Street Bank
1.400% due 10/01/2004		27,347	27,347

(Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $27,898. Repurchase proceeds are $27,348.)
U.S. Treasury Bills 0.7%
1.631% due 12/02/2004- 12/16/2004 (c)(d)(e)		36,545	36,405

Total Short-Term Instruments (Cost $75,817)			75,797

Total Investments 109.5% (Cost $6,155,147)			$6,215,956
Written Options (g) (0.0%) (Premiums $1,802)			(7)

Other Assets and Liabilities (Net) (9.5%)			(539,070)

Net Assets 100.0%			$5,676,879

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $15,698 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $7,519 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	916	$(84)
Euro-Bund 10-Year Note Long Futures	12/2004	1,982	1,567
U.S. Treasury 10-Year Note Long Futures	12/2004	1,786	1,559

			$3,042

14 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP 7,000	$19
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	8,800	26
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC 91,500	2,010
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014	$244,200	(12,403)
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033	44,000	(119)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014	66,000	(1,016)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033	61,600	(719)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014	66,200	(3,598)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	20,000	(249)
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014	77,700	(3,745)

						$(19,794)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
AIG International Inc.	Dow Jones -AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	$1,285,000	0
AIG International Inc.	Dow Jones -AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	186,200	0
Barclays Bank PLC	Dow Jones -AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	1,217,900	0
J.P. Morgan Chase & Co.	Dow Jones -AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	839,700	0
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	1,901,500	0
Societe Generale	Dow Jones -AIG Commodity Index	3-month U.S. Treasury Bill rate plus a spread	10/29/2004	200,000	0

					$0

(g)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$29,100	$320	$2
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	33,200	289	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	29,100	175	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	33,200	325	0
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	11/02/2004	40,700	360	5
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	11/02/2004	40,700	333	0

						$1,802	$7

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par		Value	Proceeds
Republic of Italy	4.250	08/01/2014	EC	10,000	$12,575	$12,228
U.S. Treasury Note	3.000	11/15/2007		$1,000	1,003	1,003
U.S. Treasury Note	4.750	05/15/2014		110,200	115,710	115,798

					$129,288	$129,029

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	C$	20,091	10/2004	$0	$(461)	$(461)
Sell	EC	10,943	10/2004	0	(317)	(317)

				$0	$(778)	$(778)

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 15

Schedule of Investments

International StockPLUS TR Stategy Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.2%

Banking & Finance 0.5%

Banque Centrale De Tunisie
7.375% due 04/25/2012		$39	$45
Goldman Sachs Group, Inc.
1.962% due 07/23/2009 (a)		900	903

			948

Industrials 0.9%

DaimlerChrysler North America Holding Corp.
2.340% due 09/10/2007 (a)		900	902
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		400	423
Smurfit Capital Funding PLC
6.750% due 11/20/2005		400	414

			1,739

Utilities 0.8%

Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)		100	100
SBC Communications, Inc.
4.250% due 06/05/2021		1,000	1,012
TXU Energy Co. LLC
2.370% due 01/17/2006 (a)		450	451

			1,563

Total Corporate Bonds & Notes (Cost$4,241)			4,250

MUNICIPAL BONDS & NOTES 0.3%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033		70	71
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		300	335
Dallas, Texas Independant School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2026		100	102

Total Municipal Bonds & Notes (Cost $497)			508

U.S. GOVERNMENT AGENCIES 31.0%

Fannie Mae
1.900% due 05/25/2034		765	765
1.960% due 03/25/2034 (a)		187	186
2.090% due 08/25/2030 (a)		626	625
2.875% due 11/25/2023 (a)		350	362
3.343% due 04/25/2024 (a)		494	511
3.500% due 05/25/2009-04/25/2017 (c)		1,246	1,252
4.637% due 09/01/2031 (a)		9	10
5.000% due 10/19/2019		21,500	21,843
5.500% due 11/25/2013-11/15/2034 (c)		33,030	33,465
5.591% due 07/01/2032 (a)		328	335
Freddie Mac
2.108% due 05/15/2029 (a)		203	203
5.000% due 10/14/2034		500	495
5.500% due 08/15/2030		464	467
7.500% due 10/25/2043		84	92
Government National Mortgage Association
2.178% due 03/16/2032		110	111
4.625% due 11/20/2024 (a)		266	271

Total U.S. Government Agencies (Cost $61,021)			60,993

U.S. TREASURY OBLIGATIONS 10.0%

Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008		$10,376	$11,382
3.875% due 01/15/2009		3,927	4,422
4.250% due 01/15/2010		1,126	1,307
U.S. Treasury Bond
8.125% due 08/15/2019		300	411
U.S. Treasury Notes
1.250% due 05/31/2005		400	398
1.625% due 04/30/2005		600	599
5.000% due 08/15/2011		1,000	1,075

Total U.S. Treasury Obligations (Cost $19,554)			19,594

MORTGAGE-BACKED SECURITIES 2.1%

Bank of America Mortgage Securities
2.290% due 01/25/2034 (a)		509	509
Bear Stearns Commercial Mortgage Securities, Inc.
1.820% due 05/14/2016 (a)		700	700
Countrywide Home Loans, Inc.
2.110% due 04/25/2034 (a)		78	77
2.120% due 08/25/2034 (a)		585	584
First Republic Mortgage Loan Trust
2.110% due 11/15/2031 (a)		433	432
GSR Mortgage Loan Trust
2.540% due 01/25/2032 (a)		96	97
Residential Accredit Loans, Inc.
2.240% due 03/25/2033 (a)		467	467
Residential Asset Securitization Trust
2.015% due 05/25/2033 (a)		782	784
Structured Asset Securities Corp.
1.775% due 08/25/2033 (a)		10	10
2.340% due 05/25/2032 (a)		201	202
Wells Fargo Mortgage-Backed Securities Trust
3.542% due 09/25/2034 (a)		291	292

Total Mortgage-Backed Securities (Cost $4,156)			4,154

ASSET-BACKED SECURITIES 11.8%

ACE Securities Corp.
1.960% due 02/25/2034 (a)		55	55
Ameriquest Mortgage Securities, Inc.
1.920% due 05/25/2034 (a)		73	73
1.970% due 08/25/2034 (a)		630	630
2.000% due 06/25/2005 (a)		117	118
2.130% due 06/25/2031 (a)		94	95
2.250% due 02/25/2033 (a)		150	151
Amortizing Residential Collateral Trust
2.130% due 07/25/2032 (a)		17	17
Argent Securities, Inc.
2.000% due 10/25/2020 (a)		125	125
Asset-Backed Funding Certificates
1.970% due 07/25/2034 (a)		865	864
Bank One Issuance Trust
1.810% due 10/15/2008 (a)		1,000	1,001
Carrington Mortgage Loan Trust
1.887% due 08/25/2034 (a)		900	900
Chase Credit Card Master Trust
1.810% due 07/16/2007 (a)		1,000	1,001
Countrywide Asset-Backed Certificates
1.010% due 01/25/2035 (a)		1,000	1,000
1.725% due 08/25/2023 (a)		512	512
1.755% due 11/25/2020 (a)		1	1
Finance America Mortgage Loan Trust
1.970% due 08/25/2034 (a)		796	796
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.730% due 10/25/2034 (a)		800	799
1.735% due 07/25/2033 (a)		242	243
Fremont Home Loan Trust
1.940% due 05/24/2034 (a)		428	428
GSAMP Trust
2.020% due 10/01/2034 (a)(i)		1,000	1,000
2.130% due 03/25/2034 (a)		616	616
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)		289	290
Home Equity Asset Trust
1.780% due 12/25/2034 (a)		882	882
Long Beach Mortgage Loan Trust
2.160% due 06/25/2033 (a)		577	578
Merrill Lynch Mortgage Investors, Inc.
2.180% due 02/25/2034 (a)		346	347
Nelnet Student Loan Trust
1.920% due 04/25/2011 (a)		1,000	1,000
Nissan Auto Lease Trust
1.690% due 12/15/2005 (a)		451	451
Option One Mortgage Loan Trust
1.950% due 05/25/2034 (a)		692	693
Quest Trust
2.400% due 06/25/2034 (a)		599	600
Renaissance Home Equity Loan Trust
2.040% due 07/25/2034 (a)		665	666
Residential Asset Mortgage Products, Inc.
1.780% due 04/25/2026 (a)		788	789
Residential Asset Securities Corp.
1.845% due 09/25/2031 (a)		30	30
1.970% due 04/25/2013 (a)		654	654
Saxon Asset Securities Trust
2.240% due 12/25/2032 (a)		245	245
Sears Credit Account Master Trust
1.890% due 08/18/2009 (a)		1,000	1,002
2.140% due 11/17/2009 (a)		1,000	1,001
SLM Student Loan Trust
1.540% due 03/15/2011 (a)		185	186
Soundview Home Equity Loan Trust
2.000% due 07/25/2034 (a)		568	568
Terwin Mortgage Trust
1.770% due 09/25/2034 (a)(i)		845	843
Truman Capital Mortgage Loan Trust
2.180% due 01/25/2034 (a)		77	77
Wells Fargo Home Equity Trust
1.866% due 09/25/2034 (a)		900	899
2.000% due 09/25/2034 (a)		1,000	1,000

Total Asset-Backed Securities (Cost $23,223)			23,226

SOVEREIGN ISSUES 1.2%

Hong Kong Government International Bond
5.125% due 08/01/2014		500	516
Republic of Brazil
2.125% due 04/15/2009 (a)		235	231
14.500% due 10/15/2009		80	103
Republic of Panama
9.625% due 02/08/2011		39	45
Republic of Peru
9.125% due 02/21/2012		37	42
Russian Federation
8.750% due 07/24/2005		1,300	1,357
United Mexican States
10.375% due 02/17/2009		122	150

Total Sovereign Issues (Cost$ 2,407)			2,444

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 0.2%

United Kingdom Gilt
4.000% due 03/07/2009	BP	200	352

Total Foreign Currency-Denominated Issues (Cost $351)			352

16 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

	# of Contracts	Value (000s)
PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 92.500
Exp. 06/13/2005	44	$0
Eurodollar March Futures (CME)
Strike @ 93.250
Exp. 03/14/2005	26	0

Total Purchased Put Options (Cost $1)		0

EXCHANGE-TRADED FUNDS 4.7%

	Shares

iShares MSCI EAFE Trust	65,800	9,304

Total Exchange-Traded Funds (Cost $9,116)		9,304

SHORT-TERM INSTRUMENTS 66.3%

	Principal Amount (000s)

Certificates of Deposit 1.8%

Citibank New York N.A.
1.650% due 11/23/2004	$3,400	3,400
1.750% due 12/07/2004	200	200

		3,600

Commercial Paper 62.8%

ABN AMRO North America
1.925% due 01/24/2005	1,400	1,391
1.945% due 01/31/2005	4,200	4,172
Anz (Delaware), Inc.
1.570% due 10/26/2004	400	400
Bank of Ireland
1.750% due 12/06/2004	4,800	4,783
1.785% due 12/08/2004	800	797
Barclays U.S. Funding Corp.
1.610% due 11/03/2004	1,700	1,697
1.800% due 12/08/2004	3,700	3,687
CBA (de) Finance
1.485% due 10/08/2004	1,400	1,400
1.505% due 10/12/2004	800	800
1.565% due 10/25/2004	500	499
CDC Commercial Corp.
1.670% due 11/23/2004	2,800	2,793
Danske Corp.
1.480% due 10/06/2004	1,600	1,600
1.520% due 10/18/2004	100	100
1.570% due 10/25/2004	1,400	1,398
1.645% due 11/19/2004	1,100	1,098
1.645% due 11/22/2004	100	100
1.725% due 12/03/2004	200	199
1.765% due 12/09/2004	100	100
1.785% due 12/16/2004	400	398
Den Norske Bank ASA
1.500% due 10/06/2004	4,600	4,599
1.830% due 12/15/2004	1,200	1,195
1.840% due 12/23/2004	100	100
Dexia Delaware LLC
1.540% due 10/04/2004	800	800
1.560% due 10/25/2004	2,600	2,597
1.830% due 12/20/2004	2,500	2,489
Fannie Mae
1.488% due 10/20/2004	700	699
1.530% due 10/18/2004	1,300	1,299
1.596% due 11/03/2004	3,600	3,595
1.605% due 11/10/2004	1,100	1,098
1.660% due 11/24/2004	200	199
1.693% due 11/08/2004	2,500	2,495
1.760% due 12/08/2004	1,800	1,794
Federal Home Loan Bank
1.475% due 10/15/2004	1,000	999
1.650% due 12/08/2004	1,800	1,794
1.749% due 12/10/2004	4,100	4,085
Ford Motor Credit Co.
2.470% due 04/04/2005	500	495
ForeningsSparbanken AB
1.785% due 12/07/2004	2,100	2,093
Freddie Mac
1.500% due 10/19/2004	2,100	2,098
1.550% due 10/26/2004	1,600	1,598
1.560% due 10/20/2004	1,500	1,499
1.570% due 11/15/2004	700	699
1.571% due 11/22/2004	1,800	1,796
General Electric Capital Corp.
1.580% due 11/01/2004	800	799
1.590% due 11/05/2004	700	699
1.800% due 12/16/2004	2,800	2,789
General Motors Acceptance Corp.
2.495% due 04/05/2005	900	890
HBOS Treasury Services PLC
1.495% due 10/05/2004	700	700
1.535% due 10/15/2004	200	200
1.580% due 10/21/2004	400	400
1.585% due 10/26/2004	400	400
1.625% due 11/02/2004	3,200	3,195
1.640% due 10/26/2004	100	100
1.780% due 12/07/2004	300	299
1.780% due 12/08/2004	300	299
1.820% due 12/14/2004	100	100
ING U.S. Funding LLC
1.470% due 10/04/2004	1,800	1,800
1.505% due 10/01/2004	2,500	2,500
1.790% due 12/08/2004	300	299
1.790% due 12/10/2004	1,200	1,196
1.840% due 12/21/2004	100	100
National Australia Funding, Inc.
1.590% due 10/19/2004	4,600	4,596
1.620% due 10/01/2004	1,100	1,100
Nordea North America, Inc.
1.730% due 11/29/2004	4,000	3,989
1.790% due 12/08/2004	800	797
Rabobank USA Financial Corp.
1.860% due 10/01/2004	400	400
Royal Bank of Scotland PLC
1.540% due 10/19/2004	$3,200	$3,197
1.595% due 10/18/2004	100	100
1.630% due 10/25/2004	1,700	1,698
1.835% due 12/20/2004	900	896
Shell Finance (UK) PLC
1.685% due 11/24/2004	1,400	1,396
Spintab AB
1.615% due 11/01/2004	900	899
Stadshypoket Delaware, Inc.
1.610% due 11/09/2004	1,500	1,497
1.820% due 12/14/2004	2,600	2,590
Statens Bostadsfin Bank
1.530% due 10/20/2004	300	300
Svenska Handelsbanken, Inc.
1.615% due 10/29/2004	1,300	1,298
1.625% due 11/04/2004	900	899
1.650% due 11/22/2004	1,400	1,397
1.740% due 12/03/2004	200	199
1.790% due 12/08/2004	1,800	1,794
Toyota Motor Credit Corp.
1.630% due 11/03/2004	1,000	998
UBS Finance, Inc.
1.630% due 11/16/2004	1,700	1,696
1.665% due 11/23/2004	100	100
1.735% due 12/03/2004	600	598
1.765% due 12/07/2004	1,400	1,395
1.835% due 12/22/2004	700	697
Westpac Capital Corp.
1.520% due 10/15/2004	600	600
1.665% due 11/23/2004	400	399
1.680% due 11/26/2004	600	598
Westpac Trust Securities NZ Ltd.
1.460% due 10/04/2004	1,300	1,300
1.650% due 11/19/2004	1,900	1,896

		123,611

Repurchase Agreement 0.5%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $1,030. Repurchase proceeds are $1,009.)	1,009	1,009

U.S. Treasury Bills 1.2%

1.629% due 12/02/2004-12/16/2004 (c)(d)(e)	2,270	2,261

Total Short-Term Instruments (Cost $130,487)		130,481

Total Investments 129.8% (Cost $255,054)		$255,306

Other Assets and Liabilities (Net) (29.8%)		(58,572)

Net Assets 100.0%		$196,734

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

(e) Securities with an aggregate market value of $1,763 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March
Long Futures	03/2005	80	$(2)
Eurodollar June
Long Futures	06/2005	76	69
Eurodollar December
Long Futures	12/2006	11	30
Euro-Bobl 5-Year Note
Long Futures	12/2004	81	31
Euro-Bund 10-Year
Note Long Futures	12/2004	38	(8)
Euroswissfranc December
Long Futures	12/2013	2	0
Government of Japan
10-Year Note
Long Futures	12/2004	2	24
U.S. Treasury 10-Year
Note Long Futures	12/2004	553	638
U.S. Treasury 30-Year
Bond Long Futures	12/2004	100	(100)
United Kingdom 90-Day
LIBOR Long Futures	12/2004	11	(6)
United Kingdom 90-Day
LIBOR Purchased
Put Options
Strike @ 94.250	12/2005	27	14

			$690

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 17

Schedule of Investments (Cont.)

International StockPLUS TR Strategy Fund

September 30, 2004 (Unaudited)

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	$(31)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(41)
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	1,600	4
Morgan Stanley Dean Witter & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		55,000	131
Barclays Bank PLC	3-month LIBOR	Receive	5.000%	12/15/2014		$9,600	76
Goldman Sachs & Co.	3-month LIBOR	Pay	4.000%	12/15/2006		2,200	1
Goldman Sachs & Co.	3-month LIBOR	Pay	4.000%	12/15/2007		1,100	12
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		1,200	11
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024		5,300	(278)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		1,700	40

							$(75)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$300	$1
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	400	0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	400	1

						$2

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	04/15/2005	1,177,100	$0
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	09/15/2005	146,069	0

					$0

(g)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$400	$402	$401
U.S. Treasury Note	3.875	02/15/2013	600	596	595
U.S. Treasury Note	4.250	11/15/2013	5,800	5,877	5,872

				$6,875	$6,868

(h)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	14,129	10/2004	$0	$(282)	$(282)
Sell	BP	27,091	10/2004	0	(856)	(856)
Sell		2,184	12/2004	0	(90)	(90)
Sell	DK	7,092	12/2004	0	(33)	(33)
Buy	EC	453	10/2004	8	0	8
Sell		54,921	10/2004	0	(1,475)	(1,475)
Sell	H$	14,061	10/2004	0	0	0
Sell	JY	4,755,575	10/2004	0	(201)	(201)
Sell	N$	203	10/2004	0	(4)	(4)
Sell	NK	5,759	12/2004	0	(24)	(24)
Sell	S$	718	10/2004	0	(8)	(8)
Sell	SF	17,257	12/2004	0	(232)	(232)
Sell	SK	35,957	12/2004	0	(131)	(131)

				$8	$(3,336)	$(3,328)

(i)	The aggregate value of fair valued securities is $1,843, which is 0.94% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

18 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

Schedule of Investments

Real Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.5%

Banking & Finance 3.5%

Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,208
Atlas Reinsurance II PLC
3.515% due 01/07/2005 (a)	1,250	1,256
Atlas Reinsurance PLC
7.890% due 04/07/2005 (a)(j)	3,750	3,739
Countrywide Home Loans, Inc.
1.820% due 02/23/2005 (a)	42,600	42,590
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	10,388
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,663
Ford Motor Credit Co.
2.995% due 10/25/2004 (a)	14,480	14,491
7.500% due 03/15/2005	1,710	1,748
1.560% due 06/30/2005 (a)	3,140	3,143
1.560% due 07/18/2005 (a)	27,750	27,779
7.600% due 08/01/2005	20,000	20,773
General Motors Acceptance Corp.
2.370% due 10/20/2005 (a)	15,000	15,122
1.995% due 05/18/2006 (a)	300	301
6.125% due 08/28/2007	870	917
Goldman Sachs Group
1.520% due 12/01/2004 (a)	1,600	1,600
National Australia Bank Ltd.
1.745% due 05/19/2010 (a)	1,500	1,497
Parametric Re Ltd.
3.280% due 11/19/2007 (a)	11,500	11,346
5.520% due 05/19/2008 (a)	1,500	1,569
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,035
8.625% due 02/01/2022	6,900	7,862
Phoenix Quake Wind Ltd.
3.560% due 07/03/2008 (a)	50,550	52,411
3.560% due 07/03/2008 (a)	7,000	7,258
4.610% due 07/03/2008 (a)	18,750	19,255
Pioneer 2002 Ltd.
8.610% due 06/15/2006 (a)	5,000	4,999
Premium Asset Trust
1.445% due 11/27/2004 (a)	5,000	5,001
Prudential Funding Corp.
6.375% due 07/23/2006	7,000	7,443
Residential Reinsurance Ltd.
6.020% due 12/01/2005 (a)	18,400	15,821
6.070% due 06/08/2006 (a)	22,600	17,624
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	7,058
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	50,200	50,184
Vita Capital Ltd.
2.460% due 01/01/2007 (a)	30,200	30,388
Wachovia Corp.
7.550% due 08/18/2005	12,500	13,029

		428,498

Industrials 0.3%

DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	1,087	1,126
Halliburton Co.
1.870% due 01/26/2007 (a)	8,530	8,540
Petroleos Mexicanos
9.500% due 09/15/2027	14,850	18,154
SR Wind Ltd.
6.380% due 05/18/2005 (a)	2,000	2,023
6.880% due 05/18/2005 (a)(j)	1,600	1,392
Weyerhaeuser Co.
5.500% due 03/15/2005	1,638	1,660
6.125% due 03/15/2007	3,085	3,286

		36,181

Utilities 0.7%

British Telecom PLC
7.875% due 12/15/2005	10,750	11,390
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,752
Entergy Gulf States, Inc.
2.010% due 06/18/2007 (a)	4,900	4,925
Ohio Edison Co.
4.000% due 05/01/2008	10,000	10,028
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	33,774
Sprint Capital Corp.
7.900% due 03/15/2005	13,250	13,576

		81,445

Total Corporate Bonds & Notes (Cost $544,140)		546,124

MUNICIPAL BONDS & NOTES 0.7%

California County, California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,940	3,605
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	23,663
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.625% due 06/01/2040	380	359
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013	1,715	1,917
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,932
District of Columbia TOB Settlement Financing Corporation Revenue Bonds, Series 2001
6.250% due 05/15/2024	9,500	9,136
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,074
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	4,160	4,165
6.750% due 06/01/2039	1,445	1,396
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013	3,870	4,314
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,120
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	892
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,191
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	5,578
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,076
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	706
6.125% due 06/01/2032	740	665
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,089
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	440	428

Total Municipal Bonds & Notes (Cost $ 80,227)		81,306

U.S. GOVERNMENT AGENCIES 0.3%

Fannie Mae
5.980% due 10/01/2031	1,583	1,609
Federal Housing Administration
7.430% due 12/01/2020	109	110
Freddie Mac
6.500% due 01/25/2028	100	106
7.000% due 10/15/2030	895	924
7.500% due 10/25/2043	25,170	27,521
Government National Mortgage Association
6.500% due 05/15/2028-11/15/2031 (c)	2,861	3,026
Housing Urban Development
5.530% due 08/01/2020	6,000	6,319

Total U.S. Government Agencies (Cost $39,114)		39,615

U.S. TREASURY OBLIGATIONS 116.2%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	1,585,202	1,694,123
3.625% due 01/15/2008	1,497,960	1,643,252
3.875% due 01/15/2009	1,664,500	1,874,318
4.250% due 01/15/2010	849,217	985,855
3.500% due 01/15/2011	889,897	1,007,496
3.375% due 01/15/2012	279,420	316,695
3.000% due 07/15/2012	1,580,944	1,751,082
1.875% due 07/15/2013	525,643	534,740
2.000% due 01/15/2014	1,026,013	1,050,902
2.000% due 07/15/2014	89,230	91,238
2.375% due 01/15/2025	214,332	223,349
3.625% due 04/15/2028	961,632	1,220,447
3.875% due 04/15/2029	1,087,583	1,442,917
3.375% due 04/15/2032	112,366	142,498
U.S. Treasury Bond
7.625% due 02/15/2025	100	135
U.S. Treasury Note
2.250% due 02/15/2007	100	99

Total U.S. Treasury Obligations (Cost $13,600,729)		13,979,146

MORTGAGE-BACKED SECURITIES 0.2%

Bear Stearns Adjustable Rate Mortgage Trust
3.875% due 11/25/2030 (a)	1,077	1,080
4.825% due 12/25/2033 (a)	10,019	10,110
4.948% due 01/25/2034 (a)	6,591	6,659
Mellon Residential Funding Corp.
1.580% due 10/20/2029 (a)	780	745
Washington Mutual Mortgage Securities Corp.
3.008% due 02/27/2034 (a)	6,383	6,409

Total Mortgage-Backed Securities (Cost $25,047)		25,003

ASSET-BACKED SECURITIES 0.8%

Asset-Backed Securities Corp. Home Equity Loan Trust
1.460% due 06/21/2029 (a)	44	44
Bear Stearns Asset-Backed Securities, Inc.
1.540% due 07/25/2033 (a)	1,004	1,007
Citifinancial Mortgage Securities, Inc.
1.915% due 01/25/2033 (a)	4,992	4,999
Conseco Finance Corp.
8.170% due 12/15/2025	221	226

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 19

Schedule of Investments (Cont.)

Real Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
EQCC Home Equity Loan Trust
1.340% due 03/20/2029 (a)		$30	$30
Equity One ABS, Inc.
1.390% due 04/25/2034 (a)		3,513	3,508
Home Equity Asset Trust
1.500% due 03/25/2033 (a)		3,631	3,642
Redwood Capital Ltd.
3.410% due 01/01/2006 (a)		30,700	30,961
4.960% due 01/01/2006 (a)		36,300	36,656
Residential Asset Securities Corp.
1.915% due 01/25/2034 (a)		2,308	2,310
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)		9,900	9,899

Total Asset-Backed Securities (Cost $ 92,651)			93,282

SOVEREIGN ISSUES 0.7%

Republic of Brazil
2.062% due 04/15/2006 (a)		4,896	4,891
2.125% due 04/15/2009 (a)		3,588	3,523
11.000% due 01/11/2012		1,600	1,844
8.000% due 04/15/2014		51,133	50,893
11.000% due 08/17/2040		5,300	5,948
United Mexican States
6.375% due 01/16/2013		20,700	21,849
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		718	15
0.000% due 06/30/2006 (a)		714	18

Total Sovereign Issues (Cost $83,750)			88,981

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 2.9%

Commonwealth of Canada
4.250% due 12/01/2021	C$	2,529	2,566
4.000% due 12/01/2031		9,771	10,317
3.000% due 12/01/2036		13,259	12,003
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	38,300	32,838
Pylon Ltd.
3.553% due 12/18/2008 (a)	EC	20,750	26,633
5.953% due 12/18/2008 (a)		40,700	52,508
Republic of France
1.600% due 07/25/2011		6,111	7,665
3.000% due 07/25/2012		53,826	74,174
2.250% due 07/25/2020		12,029	15,465
3.150% due 07/25/2032		25,822	38,400
Republic of Germany
5.250% due 01/04/2011		42,500	57,811
Republic of Italy
2.150% due 09/15/2014		2,080	2,657
Tyco International Group S.A.
4.375% due 11/19/2004		14,000	17,465

Total Foreign Currency-Denominated Issues (Cost $315,720)			350,502

SHORT-TERM INSTRUMENTS 1.6%

Commercial Paper 0.9%

Fannie Mae
1.719% due 11/12/2004		$50,400	50,295
1.819% due 12/22/2004		2,000	1,991
Rabobank USA Financial Corp.
1.970% due 01/28/2005		6,400	6,358
TotalFinaElf Capital S.A.
1.880% due 10/01/2004		3,500	3,500
UBS Finance, Inc.
1.955% due 01/31/2005		45,500	45,194

			107,338

Repurchase Agreement 0.2%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $22,511. Repurchase proceeds are $22,070.)		22,069	22,069

U.S. Treasury Bills 0.5%

1.632% due 12/02/2004-12/16/2004 (c)(d)(e)		57,070	56,847

Total Short-Term Instruments (Cost $186,290)			186,254

Total Investments 127.9% (Cost $14,967,668)			$15,390,213

Written Options (g) (0.0%) (Premiums $16,483)			(2,628)

Other Assets and Liabilities (Net) (27.9%)			(3,352,348)

Net Assets 100.0%			$12,035,237

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons represent a range of maturities.
(d)	Securities with an aggregate market value of $ 31,155 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $ 13,913 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	2,437	$(164)
Euro-Bund 10-Year Note Long Futures	12/2004	1,572	631
U.S. Treasury 10-Year Note Long Futures	12/2004	7,499	7,388

			$7,855

20 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$36
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	(7)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	4.000%	03/17/2005		250,000	63
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	59
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	(2,564)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	5,496
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	34
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	76
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	105
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	19
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$261,700	(12,286)
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033		191,750	(2,822)
Barclays Bank PLC	3-month LIBOR	Receive	5.000%	12/15/2014		2,000	(25)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		144,000	(2,301)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033		121,200	(1,115)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		30,000	(1,271)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		116,600	(5,891)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		87,000	(1,206)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Receive	7.750%	06/15/2005		10,000	(342)
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014		114,300	(6,310)

							$(30,252)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.060%	03/06/2005	$7,000	$12
Morgan Stanley Dean Witter & Co.	Fannie Mae 7.000% due 07/24/2006	Sell	0.200%	05/03/2005	80,000	67

						$79

(g)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$289,000	$3,179	$20
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	277,800	2,417	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	289,000	1,734	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	277,800	2,723	0
Call - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	11/02/2004	43,200	382	5
Put - OTC 10-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	11/02/2004	43,200	353	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	09/23/2005	200,000	2,815	2,250
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	09/23/2005	200,000	2,880	353

						$16,483	$2,628

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par		Value	Proceeds
Republic of Italy	4.250	08/01/2014	EC	39,000	$49,042	$47,690
U.S. Treasury Note	3.250	08/15/2007		$127,800	129,253	129,211
U.S. Treasury Note	3.125	09/15/2008		177,200	177,117	177,117
U.S. Treasury Note	4.000	11/15/2012		44,000	44,227	44,244
U.S. Treasury Note	3.625	05/15/2013		21,600	21,079	20,878
U.S. Treasury Note	4.250	08/15/2013		155,000	157,367	156,879
U.S. Treasury Note	4.750	05/15/2014		315,400	331,170	331,419

					$909,255	$907,438

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	C$	23,849	10/2004	$0	$(548)	$(548)
Sell	EC	136,777	10/2004	0	(3,963)	(3,963)
Sell	N$	48,184	10/2004	0	(861)	(861)

				$0	$(5,372)	$(5,372)

(j)	The aggregate value of fair valued securities is $5,131, which is 0.04% of net assets, which have not been value utilizing an independent quote and pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 21

Schedule of Investments

RealEstateRealReturn Strategy Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 1.7%

Banking & Finance 0.4%

Countrywide Home Loans, Inc.
1.820% due 02/23/2005 (a)		$700	$700
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)		300	300

			1,000

Industrials 1.3%

DaimlerChrysler North America Holding Corp.
2.342% due 09/10/2007 (a)		3,200	3,206

Total Corporate Bonds & Notes (Cost $4,206)			4,206

MUNICIPAL BONDS & NOTES 0.3%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	470
6.125% due 06/01/2032		400	360

Total Municipal Bonds & Notes (Cost $785)			830

U.S. TREASURY OBLIGATIONS 113.3%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014		22,091	22,627
2.375% due 01/15/2025		301	314
3.000% due 07/15/2012		47,932	53,090
3.375% due 01/15/2007		8,369	8,944
3.375% due 04/15/2032		1,067	1,353
3.500% due 01/15/2011		15,780	17,865
3.625% due 01/15/2008		15,951	17,498
3.625% due 04/15/2028		27,403	34,779
3.875% due 01/15/2009		24,841	27,972
3.875% due 04/15/2029		57,379	76,126
4.250% due 01/15/2010		17,788	20,650

Total U.S. Treasury Obligations (Cost $274,057)			281,218

ASSET-BACKED SECURITIES 0.3%

Redwood Capital Ltd.
3.900% due 01/01/2006 (a)		300	303
5.450% due 01/01/2006 (a)		300	303
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)		200	200

Total Asset-Backed Securities (Cost $800)			806

SOVEREIGN ISSUES 0.2%

Republic of Brazil
8.000% due 04/15/2014		586	584

Total Sovereign Issues (Cost $563)			584

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.2%

Republic of France
3.000% due 07/25/2012	EC	1,743	2,402
Republic of Italy
2.150% due 09/15/2014		512	654

Total Foreign Currency-Denominated Issues (Cost $2,950)			3,056

SHORT-TERM INSTRUMENTS 3.7%

Commercial Paper 1.9%

Bank of Ireland
1.840% due 12/17/2004		$800	$797
General Electric Capital Corp.
1.800% due 12/14/2004		3,500	3,486
UBS Finance, Inc.
1.850% due 12/21/2004		500	498

			4,781

U.S. Treasury Bills 1.8%

1.639% due 12/02/2004-12/16/2004 (c)(d)(f)		4,315	4,298

Total Short-Term Instruments (Cost $9,082)			9,079

Total Investments 120.7% (Cost $292,443)			$299,779

Written Options (g) (0.0%) (Premiums $43)			(0)

Other Assets and Liabilities (Net) (20.7%)			(51,504)

Net Assets 100.0%			$248,275

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $563 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	62	$(6)
Euro-Bond 10-Year Note Long Futures	12/2004	157	175
U.S. Treasury 10-Year Note Long Futures	12/2004	162	(33)

			$136

22 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

(e)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,400	$141
Bank of America	3-month LIBOR	Receive	5.000%	12/15/2014		$5,400	(382)
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033		12,900	(256)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033		16,300	(276)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	5.000%	12/15/2014		4,300	(306)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014		5,000	(88)

							$(1,167)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-week LIBOR plus a spread	08/31/2005	3,837	$0
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-week LIBOR plus a spread	10/29/2004	70,797	0

					$0

(f)	Securities with an aggregate market value of $3,239 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$1,100	$12	$0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	1,300	11	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	1,100	7	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	1,300	13	0

						$43	$0

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Republic of Italy	3.900	08/01/2014	$2,000	$2,515	$2,446
U.S. Treasury Note	4.250	11/15/2013	8,200	8,308	8,301

				$10,823	$10,747

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	EC	243	10/2004	$7	$0	$7

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 23

Schedule of Investments

StocksPLUS Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.9%

Banking & Finance 3.1%

CIT Group, Inc.
7.125% due 10/15/2004	$2,000	$2,003
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)	2,000	2,001
7.500% due 03/15/2005	1,600	1,635
7.750% due 03/15/2005	400	409
2.060% due 07/18/2005 (a)	5,900	5,906
7.600% due 08/01/2005	8,600	8,932
General Motors Acceptance Corp.
3.820% due 03/04/2005 (a)	2,600	2,616
5.250% due 05/16/2005	3,100	3,156
2.880% due 10/20/2005 (a)	12,600	12,703
National Australia Bank Ltd.
2.355% due 05/19/2010 (a)	11,700	11,680
Phoenix Quake Wind Ltd.
4.455% due 07/03/2008 (a)	500	518
4.455% due 07/03/2008 (a)	600	622
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	6,100	6,098
Vita Capital Ltd.
3.325% due 01/01/2007 (a)	300	302

		58,581

Industrials 3.0%

Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	2,000	2,075
Alcan, Inc.
2.100% due 12/08/2004 (a)	6,300	6,300
AOL Time Warner, Inc.
5.625% due 05/01/2005	2,800	2,851
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	16,400	16,644
2.750% due 09/26/2005 (a)	1,100	1,106
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,454
Enron Corp.
8.000% due 08/15/2005 (b)	1,100	473
General Motors Corp.
7.500% due 05/15/2006	5,300	5,631
Host Marriott LP
8.375% due 02/15/2006	750	795
Kerr-McGee Corp.
5.375% due 04/15/2005	7,965	8,082
Kraft Foods, Inc.
1.960% due 11/26/2004 (a)	3,900	3,899
Waste Management, Inc.
7.000% due 10/01/2004	1,000	1,000

		56,310

Utilities 2.8%

Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	11,400	11,459
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	14,700	14,715
Sprint Capital Corp.
7.900% due 03/15/2005	1,500	1,537
7.125% due 01/30/2006	6,200	6,540
TXU Energy Co. LLC
2.380% due 01/17/2006 (a)	18,100	18,147

		52,398

Total Corporate Bonds & Notes (Cost $167,564)		167,289

MUNICIPAL BONDS & NOTES 0.2%

Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,075	3,079

Total Municipal Bonds & Notes (Cost $3,060)		3,079

U.S. GOVERNMENT AGENCIES 4.5%

Fannie Mae
1.960% due 03/25/2034 (a)	9,086	9,042
2.240% due 11/25/2032 (a)	5,931	5,937
2.816% due 05/01/2022 (a)	20	21
3.008% due 04/01/2018 (a)	71	72
4.100% due 07/01/2018 (a)	316	320
4.243% due 11/01/2027 (a)	90	92
4.337% due 11/01/2028 (a)	134	136
4.385% due 07/01/2028 (a)	89	90
4.409% due 04/01/2028 (a)	83	84
4.448% due 11/01/2028 (a)	106	108
4.766% due 12/01/2036 (a)	3,729	3,830
4.841% due 02/01/2027 (a)	12	13
5.000% due 04/25/2033	7,355	7,417
5.005% due 12/01/2023 (a)	7	7
5.039% due 09/01/2034 (a)	3,974	4,024
5.174% due 04/01/2033 (a)	2,360	2,420
5.598% due 08/01/2029 (a)	77	78
5.995% due 04/25/2020	8	8
6.000% due 01/01/2016-10/01/2033 (e)	8,382	8,797
6.500% due 09/01/2005-01/01/2033 (e)	1,157	1,210
6.500% due 09/25/2008 (c)	18	1
6.500% due 03/25/2023 (c)	253	12
7.000% due 02/01/2015-03/01/2015 (e)	3,342	3,549
7.500% due 09/01/2015-05/01/2016 (e)	2,621	2,790
8.000% due 03/01/2030-07/01/2031 (e)	541	588
Freddie Mac
3.319% due 12/01/2022 (a)	129	133
3.327% due 06/01/2022 (a)	105	108
3.640% due 07/01/2019 (a)	899	926
5.500% due 11/15/2015-08/15/2030 (e)	2,349	2,366
5.700% due 02/15/2031	2,119	2,144
6.000% due 03/01/2016-10/01/2033 (e)	12,142	12,567
6.500% due 10/25/2043	5,602	5,932
8.500% due 04/01/2025-06/01/2025 (e)	30	33
Government National Mortgage Association
2.211% due 09/20/2030 (a)	14	14
3.375% due 02/20/2026-02/20/2028 (a)(e)	2,566	2,591
4.625% due 12/20/2022-12/20/2027 (a)(e)	1,062	1,079
4.750% due 07/20/2018-07/20/2027 (a)(e)	5,054	5,125
8.000% due 04/20/2030	615	668

Total U.S. Government Agencies (Cost $84,343)		84,332

U.S. TREASURY OBLIGATIONS 9.0%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	80,577	86,113
3.625% due 01/15/2008 (g)	53,228	58,390
3.875% due 01/15/2009	462	520
4.250% due 01/15/2010	1,576	1,830
3.500% due 01/15/2011	871	986
3.000% due 07/15/2012	3,582	3,967
2.375% due 01/15/2025	7,034	7,330
U.S. Treasury Bond
6.250% due 05/15/2030	9,000	10,685

Total U.S. Treasury Obligations (Cost $168,288)		169,821

MORTGAGE-BACKED SECURITIES 4.8%

Bank Mart
3.107% due 03/01/2019 (a)(i)(k)	1,518	1,471
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	3,039	3,140
Bear Stearns Adjustable Rate Mortgage Trust
5.940% due 06/25/2032 (a)	655	656
5.378% due 01/25/2033 (a)	1,077	1,089
5.122% due 03/25/2033 (a)	1,680	1,692
4.330% due 01/25/2034 (a)	3,304	3,324
4.784% due 01/25/2034 (a)	6,026	6,080
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	5,308	5,430
CS First Boston Mortgage Securities Corp.
2.310% due 11/25/2031 (a)	544	545
2.240% due 02/25/2032 (a)	354	354
1.727% due 03/25/2032 (a)	4,770	4,775
5.060% due 06/25/2032 (a)	317	321
6.233% due 06/25/2032 (a)	497	502
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	269	269
Fund America Investors Corp.
3.510% due 06/25/2023 (a)	33	34
GSR Mortgage Loan Trust
2.190% due 01/25/2034 (a)	1,448	1,451
Impac CMB Trust
2.240% due 07/25/2033 (a)	4,984	4,989
2.220% due 10/25/2033 (a)	871	870
2.090% due 01/25/2034 (a)	4,850	4,856
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,488	3,471
Mellon Residential Funding Corp.
2.000% due 06/15/2030 (a)	9,263	9,224
Merrill Lynch Mortgage Investors, Inc.
2.822% due 01/25/2029 (a)	7,777	8,193
4.910% due 12/25/2032 (a)	1,363	1,361
Prime Mortgage Trust
2.240% due 02/25/2019 (a)	555	556
2.240% due 02/25/2034 (a)	2,116	2,117
Resecuritization Mortgage Trust
2.090% due 04/26/2021 (a)	18	17
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,780	1,813
Salomon Brothers Mortgage Securities VII, Inc.
4.574% due 12/25/2030 (a)	1,925	1,958
Structured Asset Mortgage Investments, Inc.
9.440% due 06/25/2029 (a)	2,377	2,553
Structured Asset Securities Corp.
2.140% due 10/25/2027 (a)	2,167	2,168
2.320% due 03/25/2031 (a)	607	625
2.000% due 08/25/2033 (a)	948	948
3.870% due 09/25/2036 (a)	41	41
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	391	394
3.066% due 02/27/2034 (a)	3,862	3,877
2.780% due 06/25/2042 (a)	8,868	8,960

		90,124

Total Mortgage-Backed Securities (Cost $90,011)		90,124

ASSET-BACKED SECURITIES 4.6%

AFC Home Equity Loan Trust
1.990% due 06/25/2028 (a)	1,444	1,443
Ameriquest Mortgage Securities, Inc.
2.150% due 05/25/2032 (a)	172	172
2.110% due 08/25/2032 (a)	863	864
1.920% due 05/25/2034 (a)	7,357	7,356
Amortizing Residential Collateral Trust
2.160% due 07/25/2032 (a)	1,220	1,222

24 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)		Value (000s)
Chase Funding Mortgage Loan Asset-Backed Certificates
1.950% due 09/25/2021 (a)		$10,489	$10,495
2.210% due 10/25/2032 (a)		2,099	2,107
Countrywide Asset-Backed Certificates
2.090% due 07/25/2018 (a)		1,785	1,787
1.980% due 11/25/2020 (a)		46	46
1.930% due 06/25/2022 (a)		12,525	12,533
2.060% due 05/25/2029 (a)		719	719
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)		1,184	1,186
2.170% due 05/25/2043 (a)		1,623	1,624
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.890% due 10/25/2034 (a)		4,400	4,393
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)		5,038	5,047
Home Equity Asset Trust
2.090% due 04/25/2034 (a)		1,583	1,585
Indymac Home Equity Loan Asset-Backed Trust
2.290% due 10/25/2033 (a)		2,347	2,353
Irwin Home Equity Loan Trust
2.090% due 11/25/2028 (a)		7,663	7,665
Merrill Lynch CLO Pilgrim-3
2.260% due 06/23/2010 (a)		3,502	3,479
Novastar Home Equity Loan
2.115% due 04/25/2028 (a)		467	467
Residential Asset Mortgage Products, Inc.
2.090% due 02/25/2034 (a)		12,208	12,204
Residential Asset Securities Corp.
1.960% due 06/25/2025 (a)		3,019	3,021
2.140% due 01/25/2034 (a)		4,078	4,081
Structured Asset Investment Loan Trust
1.980% due 08/25/2010 (a)		1,001	1,001

Total Asset-Backed Securities (Cost $86,842)			86,850

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.5%

Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	9,750	8,360

Total Foreign Currency-Denominated Issues (Cost $9,629)			8,360

SOVEREIGN ISSUES 1.5%

Hydro - Quebec
2.142% due 09/29/2049 (a)		$1,200	1,133
Republic of Brazil
2.062% due 04/15/2006 (a)		3,728	3,724
10.000% due 01/16/2007		3,000	3,346
2.125% due 04/15/2009 (a)		706	693
2.125% due 04/15/2009 (a)		2,941	2,888
Russian Federation
8.750% due 07/24/2005		12,000	12,527
United Mexican States
2.290% due 01/13/2009 (a)		4,700	4,751

Total Sovereign Issues (Cost $25,428)			29,062

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar June Futures (CME)
Strike @ 94.500 Exp. 06/13/2005		1,041	7
Eurodollar September Futures (CME)
Strike @ 93.250 Exp. 09/19/2005		2,114	27
S&P 500 Index December Futures (CME)
Strike @ 750.000 Exp. 12/17/2004		525	$0
Strike @ 700.000 Exp. 12/17/2004		400	20
S&P 500 Index December Futures (OTC)
Strike @ 700.000 Exp. 12/31/2004		316	0
U.S. Treasury 10-Year Futures (CBOT)
6.000% due 12/31/2004
Strike @ 100.000 Exp. 11/26/2004		600	9

Total Purchased Put Options (Cost $136)			63

PREFERRED SECURITY 0.5%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,815

Total Preferred Security (Cost $9,564)			9,815

SHORT-TERM INSTRUMENTS 64.4%
	Principal Amount (000s)
Certificates of Deposit 7.9%

Bank of America N.A.
1.640% due 11/10/2004		$35,400	35,400
Citibank New York N.A.
1.600% due 11/12/2004		34,400	34,400
1.650% due 11/15/2004		700	700
1.650% due 11/19/2004		100	100
1.750% due 12/07/2004		1,200	1,200
1.880% due 12/22/2004		1,100	1,100
1.920% due 12/29/2004		18,100	18,100
Wells Fargo Bank N.A.
1.600% due 10/04/2004		100	100
1.610% due 10/05/2004		36,300	36,300
1.620% due 10/06/2004		600	600
1.650% due 10/07/2004		$16,900	$16,900
1.780% due 11/12/2004		2,800	2,800

			147,700

Commercial Paper 41.1%
Altria Group, Inc.
1.800% due 10/29/2004		2,100	2,100
Comcast Corp.
2.090% due 10/22/2004		12,100	12,085
Danske Corp.
1.665% due 11/22/2004		39,700	39,605
1.765% due 12/09/2004		16,100	16,042
1.785% due 12/16/2004		1,100	1,096
Delphi Corp.
2.090% due 04/11/2005		8,800	8,793
Fannie Mae
1.010% due 10/01/2004		11,000	11,000
1.455% due 10/06/2004		22,600	22,595
1.530% due 10/20/2004		18,000	17,985
1.559% due 10/27/2004		8,400	8,390
1.180% due 11/01/2004		36,200	36,151
1.690% due 11/08/2004		18,600	18,567
1.578% due 11/17/2004		17,300	17,264
1.579% due 11/17/2004		16,600	16,565
1.635% due 11/24/2004		38,000	37,901
1.594% due 12/01/2004		18,100	18,043
1.687% due 12/01/2004		29,700	29,606
1.731% due 12/08/2004		13,300	13,253
1.739% due 12/08/2004		18,600	18,534
1.760% due 12/08/2004		37,300	37,168
1.780% due 12/15/2004		37,900	37,751
Federal Home Loan Bank
1.740% due 10/20/2004		7,300	7,293
Freddie Mac
1.450% due 10/05/2004		12,500	12,498
1.540% due 10/18/2004		17,200	17,188
1.560% due 10/20/2004		18,100	18,085
1.545% due 10/25/2004		15,400	15,384
1.540% due 11/08/2004		11,500	11,481
1.777% due 12/14/2004		37,900	37,753
General Electric Capital Corp.
1.800% due 12/14/2004		51,000	50,802
HBOS Treasury Services PLC
1.320% due 10/01/2004		1,100	1,100
1.515% due 10/15/2004		16,300	16,290
1.785% due 12/09/2004		18,500	18,433
1.780% due 12/10/2004		19,800	19,728
Rabobank USA Financial Corp.
1.860% due 10/01/2004		20,300	20,300
Royal Bank of Scotland PLC
1.780% due 12/10/2004		51,000	50,813
UBS Finance, Inc.
1.675% due 11/24/2004		4,200	4,189
1.690% due 11/29/2004		49,000	48,864
1.700% due 11/30/2004		800	797
1.850% due 12/21/2004		1,600	1,593

			773,085

Repurchase Agreement 3.2%

State Street Bank
1.400% due 10/01/2004		60,057	60,057

(Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $10,263 and Freddie Mac 2.875% due 09/15/2005 valued at $51,004. Repurchase proceeds are $60,059.)

U.S. Treasury Bills 12.2%

1.567% due 12/02/2004-12/16/2004 (e)(f)(g)		229,325	228,451

Total Short-Term Instruments (Cost $1,209,518)			1,209,293

Total Investments 98.9% (Cost $1,854,383)			$1,858,088

Other Assets and Liabilities (Net) 1.1%			20,713

Net Assets 100.0%			$1,878,801

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $748 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 25

Schedule of Investments (Cont.)

StocksPLUS Fund

September 30, 2004 (Unaudited)

(g)	Securities with an aggregate market value of $124,360 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,118	$(234)
Eurodollar September Long Futures	09/2005	2,037	(86)
Eurodollar December Long Futures	12/2004	124	(7)
Euribor December Long Futures	12/2005	530	327
Euribor June Long Futures	06/2005	468	393
Euribor Purchased Put Options Strike @ 92.500	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 95.000	03/2005	160	(3)
Euribor Purchased Put Options Strike @ 95.875	12/2004	80	(1)
Euribor Purchased Put Options Strike @ 96.375	12/2004	548	(8)
Euribor September Long Futures	09/2005	365	337
Euro-Bobl 5-Year Note Long Futures	12/2004	16	14
Euro-Bund 10-Year Note Long Futures	12/2004	33	(14)
Government of Japan 10-Year Note Long Futures	12/2004	22	300
S&P 500 Index December Long Futures	12/2004	8,913	1,280
S&P 500 Index December Long Futures	12/2004	4,563	2,468
U.S. Treasury 10-Year Note Long Futures	12/2004	2,027	790
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 93.875	06/2005	1,200	(13)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	1,616	469

			$6,003

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	$(58)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(84)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(409)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(158)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2009		$3,900	97
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		10,600	269

							$(343)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	$5,300	$11

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.040%	04/29/2005	11,569	$0
Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.050%	06/17/2005	45,088	0

					$0

(i)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
Bank Mart	07/07/1995	$1,523	$1,471	0.08%

26 PIMCO Bond Funds Semi-Annual Report | 09.30.04

(j)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.250	05/15/2030	27,800	$33,004	$32,945
U.S. Treasury Note	3.625	05/15/2013	34,100	33,277	33,559
U.S. Treasury Note	4.250	11/15/2013	30,400	30,801	31,047
U.S. Treasury Note	4.000	02/15/2014	128,500	127,547	128,626

				$224,629	$226,177

(k)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EC	5,140	10/2004	$0	$(149)	$(149)
Sell	N$	11,459	10/2004	0	(205)	(205)

				$0	$(354)	$(354)

(k)	The aggregate value of fair valued securities is $1,471, which is 0.08% of net assets, which have not been valued utilizing an independent quote and pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 27

Schedule of Investments

StocksPLUS Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.3%
Banking & Finance 0.7%

CIT Group, Inc.
2.670% due 01/31/2005 (a)	$50	$50
Ford Motor Credit Co.
3.045% due 10/25/2004 (a)	1,000	1,001
General Motors Acceptance Corp.
2.400% due 10/20/2005 (a)	600	605
3.340% due 03/04/2005 (a)	100	101
5.250% due 05/16/2005	300	305
National Australia Bank Ltd.
1.883% due 05/19/2010 (a)	600	599
Pemex Project Funding Master Trust
7.375% due 12/15/2014	10	11
Verizon Wireless Capital LLC
1.350% due 05/23/2005 (a)	800	800

		3,472

Industrials 0.0%

DaimlerChrysler North America Holding Corp.
2.386% due 09/26/2005 (a)	40	40

Utilities 0.6%

AEP Texas Central Co.
2.500% due 02/15/2005 (a)	5	5
Entergy Gulf States, Inc.
2.433% due 06/18/2007 (a)	300	301
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	2,600	2,603

		2,909

Total Corporate Bonds & Notes (Cost $6,413)		6,421

MUNICIPAL BONDS & NOTES 1.7%

Florida State Board of Education General Obligation Bonds, Series 2003
5.000% due 06/01/2031	800	816
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	25	25
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	1,000	1,020
Metropolitan Transportation Authority, New York Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	500	512
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/15/2011	800	891
New Jersery State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	40	40
New Jersey Tobaco Settlement Financing Corp.
5.750% due 06/01/2032	3,245	2,988
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033	600	614
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 10/01/2033	1,200	1,223

Total Municipal Bonds & Notes (Cost $8,152)		8,129

U.S. GOVERNMENT AGENCIES 13.2%

Fannie Mae
1.735% due 03/25/2034 (a)	1,499	1,491
1.965% due 03/25/2044 (a)	2,282	2,286
2.015% due 11/25/2032 (a)	220	220
3.660% due 05/01/2036 (a)	29	29
4.783% due 12/01/2036 (a)	129	133
5.000% due 11/01/2017-10/14/2034 (b)	44,438	44,630
5.070% due 09/01/2034 (a)	159	161
5.229% due 04/01/2033 (a)	86	88
5.500% due 03/01/2034-10/14/2034 (b)	5,554	5,630
6.000% due 07/25/2024	2,456	2,491
6.500% due 05/01/2032-08/01/2032 (b)	12	13
7.000% due 09/01/2013	31	32
8.000% due 12/01/2030	7	7
Freddie Mac
1.958% due 07/15/2016 (a)	3,274	3,277
3.375% due 02/01/2024 (a)	34	35
4.500% due 10/01/2007	107	108
5.000% due 08/15/2013	753	760
5.500% due 08/15/2030	265	267
5.700% due 02/15/2031	30	30
6.000% due 02/15/2030	1,531	1,555
8.000% due 01/01/2017	72	79
Government National Mortgage Association
3.000% due 05/20/2034 (a)	494	492
4.375% due 03/20/2027 (a)	10	11
8.000% due 02/15/2030	5	5
Small Business Administration
5.520% due 06/01/2024	1,600	1,669

Total U.S. Government Agencies (Cost $65,461)		65,499

U.S. TREASURY OBLIGATIONS 19.4%

Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014	4,421	4,521
2.375% due 01/15/2025	3,015	3,141
3.000% due 07/15/2012	2,107	2,334
3.500% due 01/15/2011	435	493
3.625% due 01/15/2008	37,846	41,517
3.875% due 01/15/2009	13,305	14,982
4.250% due 01/15/2010	7,655	8,887
U.S. Treasury Bonds
5.375% due 02/15/2031	200	214
6.250% due 05/15/2030	600	712
U.S. Treasury Note
2.500% due 09/30/2006	19,600	19,564

Total U.S. Treasury Obligations (Cost $96,012)		96,365

MORTGAGE-BACKED SECURITIES 2.3%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2019	507	523
6.500% due 02/25/2033	145	147
Bear Stearns Adjustable Rate Mortgage Trust
4.380% due 01/25/2034 (a)	211	212
4.784% due 12/25/2033 (a)	420	424
5.122% due 03/25/2033 (a)	16	16
5.378% due 01/25/2033 (a)	3	3
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	483	494
Countrywide Home Loans, Inc.
1.885% due 04/25/2034 (a)	1,163	1,158
5.449% due 05/19/2032 (a)	1	1
CS First Boston Mortgage Securities Corp.
5.728% due 10/25/2032 (a)	1,306	1,320
5.752% due 05/25/2032 (a)	6	6
GSR Mortgage Loan Trust
3.492% due 06/01/2034 (a)	2,410	2,393
6.000% due 03/25/2032	6	6
Impac CMB Trust
1.865% due 01/25/2034 (a)	779	781
2.015% due 07/25/2033 (a)	229	229
MASTR Asset Securitization Trust
5.500% due 09/25/2033	61	61
Merrill Lynch Mortgage Investors, Inc.
2.822% due 01/25/2029 (a)	805	848
4.910% due 12/25/2032 (a)	35	35
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	3	3
Prime Mortgage Trust
2.015% due 02/25/2034 (a)	356	356
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	1,374	1,366
Structured Asset Securities Corp.
1.775% due 08/25/2033 (a)	161	161
2.115% due 11/25/2033 (a)	246	240
Washington Mutual Mortgage Securities Corp.
2.637% due 08/25/2042 (a)	476	485
2.958% due 02/27/2034 (a)	128	128
5.420% due 02/25/2033 (a)	8	8
6.000% due 03/25/2032	2	2
Washington Mutual, Inc.
5.497% due 04/26/2032 (a)	140	142

Total Mortgage-Backed Securities (Cost $11,539)		11,548

ASSET-BACKED SECURITIES 3.7%

Ameriquest Mortgage Securities, Inc.
1.925% due 05/25/2032 (a)	81	81
Amortizing Residential Collateral Trust
1.905% due 07/25/2032 (a)	232	232
1.935% due 07/25/2032 (a)	199	199
Countrywide Asset-Backed Certificates
1.855% due 12/25/2031 (a)	444	444
1.865% due 07/25/2018 (a)	196	196
Credit-Based Asset Servicing & Securitization LLC
1.865% due 09/25/2033 (a)	594	594
CS First Boston Mortgage Securities Corp.
1.925% due 01/25/2032 (a)	58	59
GSAMP Trust
1.805% due 10/25/2033 (a)	1,948	1,949
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)	1,075	1,076
Long Beach Mortgage Loan Trust
2.015% due 03/25/2033 (a)	570	571
2.065% due 11/25/2032 (a)	903	906
MMCA Automobile Trust
2.550% due 02/15/2007	1,072	1,074
Residential Asset Mortgage Products, Inc.
1.740% due 04/25/2026 (a)	1,577	1,578
1.865% due 02/25/2034 (a)	1,923	1,923
1.955% due 09/25/2033 (a)	1,403	1,406
Residential Asset Securities Corp.
1.735% due 06/25/2025 (a)	503	504
1.765% due 06/25/2023 (a)	903	902
Specialty Underwriting & Residential Finance
1.945% due 11/25/2034 (a)	3,021	3,023
Structured Asset Investment Loan Trust
1.735% due 06/25/2033 (a)	69	69
Structured Asset Securities Corp.
2.065% due 02/25/2033 (a)	303	304
Truman Capital Mortgage Loan Trust
1.955% due 01/25/2034 (a)	1,228	1,226

Total Asset-Backed Securities (Cost $18,311)		18,316

28 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
SOVEREIGN ISSUES 0.3%

Republic of Brazil
2.062% due 04/15/2006 (a)	$448	$448
2.125% due 04/15/2009 (a)	1,118	1,097
United Mexican States
6.375% due 01/16/2013	20	21

Total Sovereign Issues (Cost $1,538)		1,566

PURCHASED PUT OPTIONS 0.0%

	# of Contracts

Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 106.000 Exp. 11/22/2004	215	0
Eurodollar December Futures (CME)
Strike @ 95.000 Exp. 12/13/2004	64	0
Eurodollar March Futures (CME)
Strike @ 94.750 Exp. 03/14/2005	514	3
Eurodollar September Futures (CME)
Strike @ 91.750 Exp. 09/19/2005	208	0
S&P 500 Index December Futures (CME)
Strike @ 750.000 Exp. 12/17/2004	75	4
Strike @ 700.000 Exp. 12/17/2004	175	0
S&P 500 Index December Futures (OTC)
Strike @ 700.000 Exp. 12/31/2004	81,700	0
U.S. Treasury 10-Year Note Futures (CBOT)
6.000% due 12/31/2004
Strike @ 100.000 Exp. 11/26/2004	1,000	16

Total Purchased Put Options (Cost $54)		23

PREFERRED SECURITY 0.2%

	Shares

DG Funding Trust
3.360% due 12/29/2049 (a)	90	968

Total Preferred Security (Cost $948)		968

SHORT-TERM INSTRUMENTS 66.3%

	Principal Amount (000s)

Certificates of Deposit 2.0%

Citibank New York N.A.
1.650% due 11/15/2004	$6,400	6,400
1.660% due 11/23/2004	100	100
1.750% due 12/07/2004	800	800
1.880% due 12/22/2004	1,700	1,700
Wells Fargo Bank N.A.
1.620% due 10/06/2004	1,100	1,100

		10,100

Commercial Paper 52.7%

Altria Group, Inc.
1.800% due 10/29/2004	300	300
ASB Bank Ltd.
1.850% due 12/15/2004	11,200	11,156
Bank of Ireland
1.785% due 12/08/2004	10,900	10,861
1.785% due 12/09/2004	1,600	1,594
1.840% due 12/17/2004	900	896
Barclays U.S. Funding Corp.
1.750% due 11/15/2004	12,200	12,173
1.770% due 10/21/2004	1,500	1,499
1.855% due 12/21/2004	300	299
CBA (de) Finance
1.485% due 10/08/2004	1,100	1,100
1.510% due 10/12/2004	2,100	2,099
CDC Commercial Corp.
1.480% due 10/05/2004	1,100	1,100
1.670% due 11/23/2004	3,000	2,993
Danske Corp.
1.480% due 10/06/2004	7,500	7,498
1.645% due 11/22/2004	300	299
1.655% due 11/22/2004	200	200
1.685% due 11/29/2004	300	299
1.725% due 12/03/2004	1,000	997
1.765% due 12/09/2004	400	399
1.785% due 12/16/2004	1,500	1,494
1.845% due 12/20/2004	2,800	2,788
Den Norske Bank ASA
1.850% due 12/27/2004	5,700	5,674
Fannie Mae
1.578% due 11/17/2004	3,300	3,293
1.594% due 12/01/2004	3,600	3,589
1.605% due 11/10/2004	3,200	3,194
1.660% due 11/24/2004	6,200	6,184
1.687% due 12/01/2004	15,000	14,953
1.690% due 11/08/2004	910	908
1.731% due 12/08/2004	4,500	4,484
1.760% due 12/08/2004	8,100	8,071
1.780% due 12/15/2004	3,600	3,586
Federal Home Loan Bank
1.650% due 12/08/2004	4,000	3,986
Ford Motor Credit Co.
2.520% due 04/07/2005	2,100	2,077
ForeningsSparbanken AB
1.780% due 12/10/2004	8,700	8,668
1.800% due 12/20/2004	3,900	3,883
Freddie Mac
1.537% due 11/12/2004	3,200	3,194
1.571% due 11/22/2004	1,200	1,197
1.930% due 01/24/2005	6,700	6,658
General Electric Capital Corp.
1.580% due 11/01/2004	500	499
1.610% due 11/16/2004	1,900	1,896
1.720% due 12/02/2004	2,400	2,392
1.800% due 12/14/2004	5,200	5,180
General Motors Acceptance Corp.
2.404% due 03/22/2005	500	495
2.495% due 04/05/2005	400	396
2.535% due 04/05/2005	200	198
HBOS Treasury Services PLC
1.480% due 10/06/2004	3,400	3,399
1.625% due 11/02/2004	3,300	3,295
1.640% due 10/26/2004	2,900	2,897
1.655% due 11/18/2004	200	200
1.655% due 11/19/2004	300	299
1.715% due 11/26/2004	400	399
1.715% due 11/29/2004	200	199
1.720% due 12/01/2004	300	299
1.735% due 12/03/2004	400	399
1.780% due 12/07/2004	400	399
1.780% due 12/08/2004	700	697
ING U.S. Funding LLC
1.660% due 11/22/2004	3,000	2,993
1.790% due 12/08/2004	9,400	9,367
Lloyds Bank PLC
1.485% due 10/01/2004	1,000	1,000
National Australia Funding, Inc.
1.590% due 10/19/2004	9,000	8,993
Nordea North America, Inc.
1.790% due 12/08/2004	11,200	11,160
1.865% due 12/21/2004	2,800	2,788
Royal Bank of Scotland PLC
1.600% due 10/29/2004	200	200
1.630% due 10/25/2004	6,000	5,993
1.630% due 11/03/2004	2,200	2,197
1.835% due 12/20/2004	5,000	4,979
Shell Finance (UK) PLC
1.685% due 11/24/2004	2,300	2,294
Spintab AB
1.620% due 11/10/2004	700	699
Stadshypoket Delaware, Inc.
1.500% due 10/04/2004	1,600	1,600
1.510% due 10/07/2004	1,500	1,500
Svenska Handelsbanken, Inc.
1.625% due 11/04/2004	7,300	7,289
1.650% due 11/22/2004	500	499
1.660% due 11/22/2004	300	299
1.730% due 12/02/2004	2,500	2,492
1.740% due 12/03/2004	400	399
1.790% due 12/08/2004	1,300	1,295
1.800% due 12/15/2004	1,000	996
UBS Finance, Inc.
1.665% due 11/23/2004	2,300	2,294
1.690% due 11/29/2004	300	299
1.735% due 12/03/2004	800	797
1.765% due 12/07/2004	4,500	4,484
1.785% due 12/14/2004	1,900	1,893
1.835% due 12/22/2004	3,600	3,584
1.850% due 12/21/2004	600	597
1.940% due 01/25/2005	500	497
Westpac Capital Corp.
1.665% due 11/23/2004	300	299
1.690% due 11/26/2004	3,600	3,591
Westpac Trust Securities NZ Ltd.
1.650% due 11/19/2004	6,600	6,585

		261,133

Repurchase Agreement 4.1%

State Street Bank
1.400% due 10/01/2004	20,276	20,276

(Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $20,683. Repurchase proceeds are $20,277.)
U.S. Treasury Bills 7.5%

1.615% due 12/02/2004-12/16/2004 (b)(d)(e)	37,270	37,131

Total Short-Term Instruments (Cost $328,681)		328,640

Total Investments 108.4% (Cost $537,109)		$537,475

Written Options (g) (0.0%) (Premiums $286)		(213)

Other Assets and Liabilities (Net) (8.4%)		(41,375)

Net Assets 100.0%		$495,887

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $748 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 29

Schedule of Investments (Cont.)

StocksPLUS Total Return Fund

September 30, 2004 (Unaudited)

(e)	Securities with an aggregate market value of $36,154 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	183	$20
Eurodollar September Long Futures	09/2005	568	186
Eurodollar December Long Futures	12/2004	51	(2)
Eurodollar December Long Futures	12/2005	35	41
Euribor June Long Futures	06/2005	90	100
Euribor Purchased Put Options Strike @ 92.000	12/2005	41	0
Euribor Purchased Put Options Strike @ 93.000	12/2005	40	0
Euribor Purchased Put Options Strike @ 94.750	03/2005	50	0
Euribor Purchased Put Options Strike @ 94.875	12/2004	15	0
Euribor Purchased Put Options Strike @ 95.500	12/2004	250	(4)
Euribor September Long Futures	09/2005	109	128
Euribor Written Put Options Strike @ 97.000	12/2004	3	3
Euro-Bobl 5-Year Note Long Futures	12/2004	35	17
Euro-Bund 10-Year Note Long Futures	12/2004	233	(84)
Government of Japan 10-Year Note Long Futures	12/2004	3	41
S & P 500 Index December Long Futures	12/2004	201	68
S & P 500 Index December Long Futures	12/2004	1,679	(178)
U.S. Treasury 10-YearNote Long Futures	12/2004	789	603
U.S. Treasury 30-YearBond Long Futures	12/2004	43	(23)
U.S. Treasury 5-Year Note Long Futures	12/2004	40	(2)
United Kingdom 90-DayLIBOR Purchased Put Options Strike @ 94.250	06/2005	19	7

			$921

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2008	EC	3,600	$15
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/21/2007		20,300	36
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		1,300	25
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(62)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(41)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		$100	1
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		700	(9)
Lehman Brothers, Inc.	3-month LIBOR	Receive	6.000%	12/15/2024		6,300	(213)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		400	(5)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		3,700	90

							$(163)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$40	$0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	500	1
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	100	0

						$1

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed	1-month LIBOR less 0.390%	11/01/2004	$500	$0
	Securities Index
Bank of America	Lehman Commercial Mortgage-Backed	1-month LIBOR less 0.330%	01/01/2005	600	0
	Securities Index

				# of Contracts

Credit Suisse First Boston	S&P 500 Index	1-month LIBOR plus 0.050%	06/17/2005	8,567	0

					$0

30 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/26/2004	253	$175	$146
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	111	81	33
Put - CBOT U.S. Treasury Note December Futures	111.000	11/26/2004	66	23	34

				$279	$213

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$1,500	$7	$0

**	The Fund will receive a floating rate based on 3-month LIBOR.
(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.250	05/15/2030	$2,100	$2,493	$2,426
U.S. Treasury Bond	5.375	02/15/2031	800	858	856
U.S. Treasury Note	3.875	02/15/2013	800	795	793
U.S. Treasury Note	4.750	05/15/2014	1,900	1,995	1,982

				$6,141	$6,057

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	181	11/2004	$3	$0	$3
Buy		300	12/2004	3	0	3
Buy	CP	42,637	11/2004	3	0	3
Buy		60,602	12/2004	1	0	1
Sell	EC	1,727	10/2004	0	(50)	(50)
Buy	H$	474	11/2004	0	0	0
Buy		777	12/2004	0	0	0
Buy	KW	71,034	11/2004	0	0	0
Buy		118,000	12/2004	0	0	0
Buy	MP	1,121	12/2004	1	0	1
Buy	PN	209	11/2004	1	0	1
Buy		244	12/2004	0	0	0
Buy	PZ	192	11/2004	1	0	1
Buy		194	12/2004	0	0	0
Buy	RP	4,702	12/2004	0	(1)	(1)
Buy	RR	1,739	11/2004	1	0	1
Buy		3,048	12/2004	0	0	0
Buy	S$	103	11/2004	1	0	1
Buy		170	12/2004	0	0	0
Buy	SV	1,973	11/2004	1	0	1
Buy		2,340	12/2004	1	0	1
Buy	T$	2,020	11/2004	0	0	0
Buy		3,321	12/2004	0	0	0

				$17	$(51)	$(34)

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 31

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) **(a)	Net Realized/ Unrealized Gain (Loss) on Investments **(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions From Net Realized Capital Gains
All Asset Fund

Class A
09/30/2004 +	$12.78	$0.19	$(0.12)	$0.07	$(0.10)	$0.00
04/30/2003 - 03/31/2004	11.39	0.72	1.21	1.93	(0.45)	(0.09)
Class B
09/30/2004 +	12.73	0.14	(0.10)	0.04	(0.07)	0.00
04/30/2003 - 03/31/2004	11.39	0.67	1.16	1.83	(0.40)	(0.09)
Class C
09/30/2004 +	12.73	0.14	(0.10)	0.04	(0.07)	0.00
04/30/2003 - 03/31/2004	11.39	0.63	1.20	1.83	(0.40)	(0.09)

CommodityRealReturn Strategy Fund

Class A
09/30/2004 +	$15.65	$0.29	$0.00	$0.29	$(0.23)	$0.00
03/31/2004	12.02	0.21	4.95	5.16	(1.39)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.15	1.26	1.41	(0.77)	0.00
Class B
09/30/2004 +	15.59	0.23	0.01	0.24	(0.19)	0.00
03/31/2004	12.00	0.11	4.94	5.05	(1.32)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00
Class C
09/30/2004 +	15.57	0.24	(0.01)	0.23	(0.18)	0.00
03/31/2004	12.00	0.10	4.94	5.04	(1.33)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00

International StocksPLUS TR Strategy Fund

Class A
09/30/2004 +	$10.76	$0.00	$0.09	$0.09	$(0.02)	$0.00
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00
Class B
09/30/2004 +	10.76	(0.03)	0.07	0.04	0.00	0.00
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.23)	0.00
Class C
09/30/2004 +	10.74	(0.04)	0.09	0.05	0.00	0.00
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.25)	0.00

Real Return Fund

Class A
09/30/2004 +	$11.79	$0.25	$(0.19)	$0.06	$(0.27)	$0.00
03/31/2004	11.42	0.33	0.90	1.23	(0.35)	(0.51)
03/31/2003	10.29	0.44	1.32	1.76	(0.48)	(0.15)
03/31/2002	10.40	0.31	0.13	0.44	(0.45)	(0.10)
03/31/2001	9.92	0.71	0.61	1.32	(0.76)	(0.08)
03/31/2000	9.83	0.64	0.11	0.75	(0.64)	(0.02)
Class B
09/30/2004 +	11.79	0.22	(0.21)	0.01	(0.22)	0.00
03/31/2004	11.42	0.25	0.89	1.14	(0.26)	(0.51)
03/31/2003	10.29	0.36	1.31	1.67	(0.39)	(0.15)
03/31/2002	10.40	0.23	0.13	0.36	(0.37)	(0.10)
03/31/2001	9.92	0.64	0.60	1.24	(0.68)	(0.08)
03/31/2000	9.83	0.57	0.11	0.68	(0.57)	(0.02)

32 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets **		Portfolio Turnover Rate
All Asset Fund

Class A
09/30/2004 +	$(0.10)	$12.75	0.60%	$523,569	0.85	%*(b)	3.01	%*	66%
04/30/2003 - 03/31/2004	(0.54)	12.78	17.22	333,578	0.87	*(b)	6.41	*	99
Class B
09/30/2004 +	(0.07)	12.70	0.29	132,525	1.60	*(c)	2.25	*	66
04/30/2003 - 03/31/2004	(0.49)	12.73	16.32	86,963	1.62	*(c)	5.95	*	99
Class C
09/30/2004 +	(0.07)	12.70	0.29	450,390	1.60	*(c)	2.25	*	66
04/30/2003 - 03/31/2004	(0.49)	12.73	16.37	290,297	1.62	*(c)	5.64	*	99

CommodityRealReturn Strategy Fund

Class A
09/30/2004 +	$(0.23)	$15.71	1.98%	$1,298,357	1.24	%*	3.91	%*	144%
03/31/2004	(1.53)	15.65	44.77	912,154	1.24		1.50		290
11/29/2002 -03/31/2003	(0.77)	12.02	12.64	22,380	1.24	*(d)	(35.36	)*	492
Class B
09/30/2004 +	(0.19)	15.64	1.61	222,020	1.99	*	3.15	*	144
03/31/2004	(1.46)	15.59	43.77	145,122	1.99		0.80		290
11/29/2002 - 03/31/2003	(0.76)	12.00	12.44	5,858	1.99	*(e)	(37.16	)*	492
Class C
09/30/2004 +	(0.18)	15.62	1.59	925,186	1.99	*	3.20	*	144
03/31/2004	(1.47)	15.57	43.76	685,963	1.99		0.70		290
11/29/2002 - 03/31/2003	(0.76)	12.00	12.42	9,258	1.99	*(f)	(38.45	)*	492

International StocksPLUS TR Strategy Fund

Class A
09/30/2004 +	$(0.02)	$10.83	0.82%	$1,314	1.35	%*	0.09	%*	372%
10/30/2003 - 03/31/2004	(0.26)	10.76	10.31	229	1.35	*(i)	5.91	*	41
Class B
09/30/2004 +	0.00	10.80	0.38	355	2.10	*	(0.64	)*	372
10/30/2003 - 03/31/2004	(0.23)	10.76	10.00	79	2.10	*(j)	7.07	*	41
Class C
09/30/2004 +	0.00	10.79	0.47	1,483	2.10	*	(0.67	)*	372
10/30/2003 - 03/31/2004	(0.25)	10.74	9.99	832	2.10	*(k)	8.06	*	41

Real Return Fund

Class A
09/30/2004 +	$(0.27)	$11.58	0.56%	$2,802,474	0.90	%*	4.47	%*	197%
03/31/2004	(0.86)	11.79	11.24	2,503,472	0.90		2.85		308
03/31/2003	(0.63)	11.42	17.46	1,482,474	0.91	(g)	3.97		191
03/31/2002	(0.55)	10.29	4.22	527,616	0.90		3.07		237
03/31/2001	(0.84)	10.40	13.97	95,899	0.94	(g)	7.01		202
03/31/2000	(0.66)	9.92	7.93	17,676	0.93	(g)	6.57		253
Class B
09/30/2004 +	(0.22)	11.58	0.18	1,292,732	1.65	*	3.77	*	197
03/31/2004	(0.77)	11.79	10.41	1,279,605	1.65		2.18		308
03/31/2003	(0.54)	11.42	16.59	1,019,107	1.66	(h)	3.21		191
03/31/2002	(0.47)	10.29	3.44	367,369	1.65		2.21		237
03/31/2001	(0.76)	10.40	13.12	54,875	1.69	(h)	6.31		202
03/31/2000	(0.59)	9.92	7.16	11,463	1.68	(h)	5.82		253

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.45%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.43%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.48%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(h)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.98%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.50%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.68%.

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 33

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) **(a)	Net Realized / Unrealized Gain (Loss) on Investments **(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Real Return Fund (Cont.)

Class C
09/30/2004 +	$11.79	$0.23	$(0.20)	$0.03	$(0.24)	$0.00
03/31/2004	11.42	0.27	0.90	1.17	(0.29)	(0.51)
03/31/2003	10.29	0.38	1.32	1.70	(0.42)	(0.15)
03/31/2002	10.40	0.25	0.13	0.38	(0.39)	(0.10)
03/31/2001	9.92	0.68	0.59	1.27	(0.71)	(0.08)
03/31/2000	9.83	0.58	0.12	0.70	(0.59)	(0.02)

RealEstateRealReturn Strategy Fund

Class A
09/30/2004 +	$11.95	$0.20	$(0.06)	$0.14	$(0.25)	$0.00
10/30/2003 - 3/31/2004	10.00	0.14	2.65	2.79	(0.84)	0.00
Class B
09/30/2004 +	11.94	0.15	(0.06)	0.09	(0.22)	0.00
10/30/2003 - 3/31/2004	10.00	0.13	2.63	2.76	(0.82)	0.00
Class C
09/30/2004 +	11.93	0.16	(0.07)	0.09	(0.21)	0.00
10/30/2003 - 3/31/2004	10.00	0.10	2.66	2.76	(0.83)	0.00

StocksPLUS Fund

Class A
09/30/2004 +	$9.47	$0.03	$(0.11)	$(0.08)	$(0.25)	$0.00
03/31/2004	7.58	0.06	2.53	2.59	(0.70)	0.00
03/31/2003	9.97	0.18	(2.45)	(2.27)	(0.12)	0.00
03/31/2002	10.10	0.38	(0.29)	0.09	(0.22)	0.00
03/31/2001	14.06	0.78	(3.59)	(2.81)	(0.24)	(0.91)
03/31/2000	14.26	0.77	1.55	2.32	(1.04)	(1.48)
Class B
09/30/2004 +	9.28	0.00	(0.11)	(0.11)	(0.22)	0.00
03/31/2004	7.44	0.00	2.47	2.47	(0.63)	0.00
03/31/2003	9.83	0.12	(2.41)	(2.29)	(0.10)	0.00
03/31/2002	9.98	0.31	(0.29)	0.02	(0.17)	0.00
03/31/2001	13.96	0.68	(3.56)	(2.88)	(0.19)	(0.91)
03/31/2000	14.18	0.63	1.57	2.20	(0.94)	(1.48)
Class C
09/30/2004 +	9.35	0.01	(0.11)	(0.10)	(0.23)	0.00
03/31/2004	7.49	0.01	2.50	2.51	(0.65)	0.00
03/31/2003	9.88	0.14	(2.42)	(2.28)	(0.11)	0.00
03/31/2002	10.03	0.33	(0.29)	0.04	(0.19)	0.00
03/31/2001	14.00	0.72	(3.58)	(2.86)	(0.20)	(0.91)
03/31/2000	14.21	0.67	1.57	2.24	(0.97)	(1.48)

StocksPLUS Total Return Fund

Class A
09/30/2004 +	$12.16	$0.02	$0.02	$0.04	$(0.01)	$0.00
07/31/2003 - 03/31/2004	10.75	0.02	1.81	1.83	(0.03)	(0.39)
Class B
09/30/2004 +	12.07	(0.02)	0.01	(0.01)	0.00	0.00
07/31/2003 - 03/31/2004	10.75	(0.04)	1.76	1.72	(0.01)	(0.39)
Class C
09/30/2004 +	12.08	(0.02)	0.01	(0.01)	0.00	0.00
07/31/2003 - 03/31/2004	10.75	(0.04)	1.77	1.73	(0.01)	(0.39)

34 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets **		Portfolio Turnover Rate
Real Return Fund (Cont.)

Class C
09/30/2004 +	$(0.24)	$11.58	0.31%	$2,181,224	1.40	%*	4.00	%*	197%
03/31/2004	(0.80)	11.79	10.69	2,088,573	1.40		2.39		308
03/31/2003	(0.57)	11.42	16.88	1,464,288	1.41	(h)	3.44		191
03/31/2002	(0.49)	10.29	3.70	516,693	1.40		2.47		237
03/31/2001	(0.79)	10.40	13.42	81,407	1.44	(h)	6.67		202
03/31/2000	(0.61)	9.92	7.40	17,336	1.43	(h)	5.90		253

RealEstateRealReturn Strategy Fund

Class A
09/30/2004 +	$(0.25)	$11.84	1.20%	$16,799	1.24	%*	3.66	%*	301%
10/30/2003 - 3/31/2004	(0.84)	11.95	29.25	9,791	1.24	*(f)	35.36	*	158
Class B
09/30/2004 +	(0.22)	11.81	0.80	5,531	1.99	*	2.80	*	301
10/30/2003 - 3/31/2004	(0.82)	11.94	28.97	3,280	1.99	*(c)	37.52	*	158
Class C
09/30/2004 +	(0.21)	11.81	0.83	10,014	1.99	*	3.01	*	301
10/30/2003 - 3/31/2004	(0.83)	11.93	28.90	6,193	1.99	*(g)	33.81	*	158

StocksPLUS Fund

Class A
09/30/2004 +	$(0.25)	$9.14	(0.84)%	$127,302	1.05	%*	0.68	%*	107%
03/31/2004	(0.70)	9.47	34.40	125,955	1.05		0.67		287
03/31/2003	(0.12)	7.58	(22.82)	78,753	1.05		2.19		282
03/31/2002	(0.22)	9.97	0.86	107,085	1.06	(d)	3.79		455
03/31/2001	(1.15)	10.10	(21.31)	108,332	1.05		6.09		270
03/31/2000	(2.52)	14.06	17.26	160,847	1.05		5.26		92
Class B
09/30/2004 +	(0.22)	8.95	(1.22)	120,068	1.80	*	(0.08	)*	107
03/31/2004	(0.63)	9.28	33.43	142,897	1.80		(0.08)		287
03/31/2003	(0.10)	7.44	(23.32)	116,047	1.80		1.50		282
03/31/2002	(0.17)	9.83	0.13	200,010	1.81	(e)	3.12		455
03/31/2001	(1.10)	9.98	(21.91)	240,913	1.80		5.34		270
03/31/2000	(2.42)	13.96	16.40	374,171	1.80		4.37		92
Class C
09/30/2004 +	(0.23)	9.02	(1.09)	139,338	1.55	*	0.17	*	107
03/31/2004	(0.65)	9.35	33.78	152,375	1.55		0.18		287
03/31/2003	(0.11)	7.49	(23.14)	116,803	1.55		1.73		282
03/31/2002	(0.19)	9.88	0.31	187,100	1.56	(b)	3.33		455
03/31/2001	(1.11)	10.03	(21.66)	207,945	1.55		5.57		270
03/31/2000	(2.45)	14.00	16.69	311,942	1.55		4.58		92

StocksPLUS Total Return Fund

Class A
09/30/2004 +	$(0.01)	$12.19	0.31%	$31,716	1.19	%*	0.38	%*	199%
07/31/2003 - 03/31/2004	(0.42)	12.16	17.28	29,621	1.19	*(j)	0.20	*	282
Class B
09/30/2004 +	0.00	12.06	(0.08)	13,005	1.94	*	(0.37	)*	199
07/31/2003 - 03/31/2004	(0.40)	12.07	16.28	10,505	1.92	*(i)	(0.54	)*	282
Class C
09/30/2004 +	0.00	12.07	(0.08)	24,518	1.94	*	(0.39	)*	199
07/31/2003 - 03/31/2004	(0.40)	12.08	16.40	23,048	1.92	*(i)	(0.54	)*	282

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.55%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.09%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.05%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.80%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%
(h)	Ratio of expenses to average net assets excluding interest expense is 1.40%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 35

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts	All Asset Fund	Commodity- RealReturn Strategy Fund	International StocksPLUS TR Strategy Fund	Real Return Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS Fund	StocksPLUS Total Return Fund
Assets:

Investments, at value	$0	$6,215,956	$255,306	$15,390,213	$299,779	$1,858,088	$537,475
Investments in Affiliates, at value	3,254,207	0	0	0	0	0	0
Cash	37,407	855	471	14,416	566	134	468
Foreign currency, at value	0	7,054	437	3,611	500	9,808	2,136
Receivable for investments sold	0	0	3,068	0	4,637	116	2,973
Receivable for investments in Affiliates sold	8,413	0	0	0	0	0	0
Receivable for investments sold on delayed delivery basis	0	129,295	6,868	917,523	10,800	228,330	6,057
Unrealized appreciation on forward foreign currency contracts	0	0	8	0	7	0	17
Receivable for Fund shares sold	19,208	43,553	276	49,132	380	10,018	5,114
Interest and dividends receivable	0	409,906	2,359	129,710	2,750	4,255	861
Interest and dividends receivable from Affiliates	4,416	0	0	0	0	0	0
Variation margin receivable	0	14	1	0	2	6,457	67
Manager reimbursement receivable	141	0	0	0	0	0	0
Swap premiums paid	0	12,188	42	20,463	958	60	369
Unrealized appreciation on swap agreements	0	2,055	277	5,967	141	377	168
Other assets	0	0	10	0	0	0	0

	3,323,792	6,820,876	269,123	16,531,035	320,520	2,117,643	555,705

Liabilities:

Payable for investments purchased	$0	$0	$60,722	2,067	$0	$0	$51,690
Payable for investments in Affiliates purchased	21,043	0	0	0	0	0	0
Payable for investments purchased on delayed delivery basis	0	960,156	0	3,481,340	48,889	0	0
Unrealized depreciation on forward foreign currency contracts	0	778	3,336	5,372	0	354	51
Payable for short sale	0	129,288	6,875	909,255	10,823	224,629	6,141
Written options outstanding	0	7	0	2,628	0	0	213
Payable for Fund shares redeemed	1,622	11,698	0	36,782	8,622	1,315	34
Dividends payable	0	0	0	1,135	0	0	0
Interest payable	0	0	0	0	1,729	2,424	92
Accrued investment advisory fee	518	2,117	86	2,444	121	611	173
Accrued administration fee	508	1,686	48	3,137	68	431	99
Accrued distribution fee	346	659	1	1,849	9	212	21
Accrued servicing fee	236	606	1	1,477	7	82	14
Variation margin payable	0	942	142	1,635	80	7,216	391
Recoupment payable to Manager	0	2	0	0	0	0	0
Swap premiums received	0	4,961	721	9,601	107	803	561
Unrealized depreciation on swap agreements	0	21,849	350	36,140	1,308	709	330
Other liabilities	0	9,248	107	936	482	56	8

	24,273	1,143,997	72,389	4,495,798	72,245	238,842	59,818

Net Assets	$3,299,519	$5,676,879	$196,734	$12,035,237	$248,275	$1,878,801	$495,887

Net Assets Consist of:

Paid in capital	$3,154,606	$5,220,945	$194,781	$11,423,013	$206,209	$2,196,075	$486,172
Undistributed (overdistributed) net investment income	26,384	(79,857)	(447)	150,510	536	(142,182)	6,645
Accumulated undistributed net realized gain (loss)	(8,983)	125,923	2,874	55,543	37,471	(177,278)	2,068
Net unrealized appreciation (depreciation)	127,512	409,868	(474)	406,171	4,059	2,186	1,002

	$3,299,519	$5,676,879	$196,734	$12,035,237	$248,275	$1,878,801	$495,887

Net Assets:

Class A	$523,569	$1,298,357	$1,314	$2,802,474	$16,799	$127,302	$31,716
Class B	132,525	222,020	355	1,292,732	5,531	120,068	13,005
Class C	450,390	925,186	1,483	2,181,224	10,014	139,338	24,518
Other Class	2,193,035	3,231,316	193,582	5,758,807	215,931	1,492,093	426,648

Shares Issued and Outstanding:

Class A	41,050	82,638	121	242,049	1,419	13,925	2,602
Class B	10,432	14,199	33	111,653	468	13,418	1,078
Class C	35,471	59,229	137	188,392	848	15,446	2,032

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)

Class A	$12.75	$15.71	$10.83	$11.58	$11.84	$9.14	$12.19
Class B	12.70	15.64	10.80	11.58	11.81	8.95	12.06
Class C	12.70	15.62	10.79	11.58	11.81	9.02	12.07

Cost of Investments Owned	$0	$6,155,147	$255,054	$14,967,668	$292,443	$1,854,383	$537,109

Cost of Investments in Affiliates Owned	$3,126,696	$0	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$0	$6,973	$433	$3,568	$492	$9,700	$2,114

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

36 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

Statements of Operations

Period ended September 30, 2004 (Unaudited)

Amounts in thousands	All Asset Fund	Commodity- RealReturn Strategy Fund	International StocksPLUS TR Strategy Fund	Real Return Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS Fund	StocksPLUS Total Return Fund
Investment Income:

Interest	$0	$120,833	$1,033	$304,822	$10,014	$15,137	$2,650
Dividends	0	0	0	4	0	142	7
Dividends from Affiliate investments	50,593	0	0	0	0	0	0
Miscellaneous income	32	0	0	3	0	4	1

Total Income	50,625	120,833	1,033	304,829	10,014	15,283	2,658

Expenses:

Investment advisory fees	2,590	11,470	392	14,144	899	3,535	836
Administration fees	2,598	9,194	217	18,210	489	2,519	491
Distribution fees - Class B	405	686	1	4,721	12	491	43
Distribution fees - Class C	1,343	2,967	5	5,205	27	365	81
Servicing fees - Class A	512	1,346	1	3,273	15	158	39
Servicing fees - Class B	135	229	0	1,574	4	164	14
Servicing fees - Class C	447	989	2	2,602	9	182	27
Distribution and/or servicing fees - Other Classes	139	813	0	2,288	2	607	1
Trustees’ fees	0	4	0	10	0	2	0
Interest expense	0	13	4	23	12	0	2
Miscellaneous expense	0	110	7	0	9	0	8

Total Expenses	8,169	27,821	629	52,050	1,478	8,023	1,542

Reimbursement by Manager	(614)	0	0	0	0	0	0

Net Expenses	7,555	27,821	629	52,050	1,478	8,023	1,542

Net Investment Income	43,070	93,012	404	252,779	8,536	7,260	1,116

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	0	(27,415)	1,001	33,646	(6,828)	(9,673)	503
Net realized (loss) on Affiliate investments	(15,691)	0	0	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	0	(102,435)	419	30,444	162,238	(39,688)	(10,647)
Net realized gain (loss) on foreign currency transactions	0	(416)	302	3,858	(13)	(116)	2
Net change in unrealized appreciation (depreciation) on investments	0	(18,349)	189	(224,858)	1,408	190	(45)
Net change in unrealized appreciation on Affiliate investments	45,161	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	226,351	2,349	(9,420)	(143,250)	27,567	4,834
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(693)	(3,328)	(6,671)	(1)	(250)	47
Net Gain (Loss)	29,470	77,043	932	(173,001)	13,554	(21,970)	(5,306)

Net Increase (Decrease) in Net Assets Resulting From Operations	$72,540	$170,055	$1,336	$79,778	$22,090	$(14,710)	$(4,190)

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 37

Statements of Changes in Net Assets

Amounts in thousands	All Asset Fund		CommodityRealReturn Strategy Fund		International StocksPLUS TR Strategy Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Period from October 30, 2003 to March 31, 2004

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$43,070	$44,814	$93,012	$15,879	$404	$38
Net realized gain (loss)	0	1,354	(130,266)	313,968	1,722	1,348
Net realized (loss) on Affiliate investments	(15,691)	0	0	0	0	0
Net capital gain distributions received from Underlying PIMCO Funds	0	10,885	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	82,246	207,309	201,922	(790)	317
Net change in unrealized appreciation on Affiliate investments	45,161	0	0	0	0	0

Net increase (decrease) resulting from operations	72,540	139,299	170,055	531,769	1,336	1,703

Distributions to Shareholders:

From net investment income
Class A	(3,924)	(4,392)	(17,852)	(33,283)	(2)	(1)
Class B	(661)	(1,084)	(2,460)	(5,554)	0	0
Class C	(2,222)	(3,062)	(10,297)	(25,081)	0	(3)
Other Classes	(21,446)	(24,834)	(48,079)	(95,874)	(585)	(491)
From net realized capital gains
Class A	0	(904)	0	(2,187)	0	0
Class B	0	(279)	0	(406)	0	0
Class C	0	(727)	0	(1,707)	0	0
Other Classes	0	(4,580)	0	(6,701)	0	0

Total Distributions	(28,253)	(39,862)	(78,688)	(170,793)	(587)	(495)

Fund Share Transactions:

Receipts for shares sold
Class A	232,034	329,394	536,946	860,686	1,220	264
Class B	51,474	85,912	91,581	131,411	302	87
Class C	181,947	284,743	315,359	637,413	766	980
Other Classes	1,148,659	1,100,658	1,586,136	2,215,982	195,801	20,960
Issued as reinvestment of distributions
Class A	2,794	3,445	13,232	25,296	2	1
Class B	499	1,045	1,789	4,355	0	0
Class C	1,547	2,400	7,369	19,827	0	3
Other Classes	18,474	26,831	39,539	90,282	585	491
Cost of shares redeemed
Class A	(49,975)	(13,460)	(186,170)	(70,767)	(151)	(40)
Class B	(7,881)	(4,026)	(20,811)	(8,934)	(29)	(11)
Class C	(27,551)	(8,809)	(97,904)	(34,606)	(134)	(175)
Other Classes	(139,642)	(217,385)	(809,676)	(256,247)	(21,047)	(5,099)
Net increase (decrease) resulting from Fund share transactions	1,412,379	1,590,748	1,477,390	3,614,698	177,315	17,461
Fund Redemption Fee	22	0	72	29	0	1

Total Increase (Decrease) in Net Assets	1,456,688	1,690,185	1,568,829	3,975,703	178,064	18,670

Net Assets:

Beginning of period	1,842,831	152,646	4,108,050	132,347	18,670	0

End of period *	$3,299,519	$1,842,831	$5,676,879	$4,108,050	$196,734	$18,670

* Including undistributed (overdistributed) net investment income of:	$26,384	$11,567	$(79,857)	$(94,181)	$(447)	$(265)

38 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

Amounts in thousands	Real Return Fund		RealEstateRealReturn Strategy Fund		StocksPLUS Fund		StocksPLUS Total Return Fund
	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Period from October 30, 2003 to March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:
Operations:

Net investment income	$252,779	$237,048	$8,536	$1,101	$7,260	$9,047	$1,116	$545
Net realized gain (loss)	67,948	417,368	155,397	(114,067)	(49,477)	335,271	(10,142)	23,494
Net realized (loss) on Affiliate investments	0	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying PIMCO Funds	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	(240,949)	277,568	(141,843)	145,902	27,507	(21,998)	4,836	(3,941)
Net change in unrealized appreciation on Affiliate investments	0	0	0	0	0	0	0	0

Net increase (decrease) resulting from operations	79,778	931,984	22,090	32,936	(14,710)	322,320	(4,190)	20,098

Distributions to Shareholders:

From net investment income
Class A	(60,649)	(49,641)	(307)	(91)	(3,457)	(8,384)	(19)	(13)
Class B	(24,719)	(24,899)	(86)	(18)	(3,011)	(9,627)	0	0
Class C	(43,326)	(40,090)	(161)	(38)	(3,588)	(10,294)	0	(1)
Other Classes	(133,169)	(124,014)	(7,174)	(5,085)	(40,127)	(78,690)	(487)	(373)
From net realized capital gains
Class A	0	(77,343)	0	0	0	0	0	(464)
Class B	0	(50,715)	0	0	0	0	0	(170)
Class C	0	(74,233)	0	0	0	0	0	(340)
Other Classes	0	(176,707)	0	0	0	0	0	(4,041)

Total Distributions	(261,863)	(617,642)	(7,728)	(5,232)	(50,183)	(106,995)	(506)	(5,402)

Fund Share Transactions:

Receipts for shares sold
Class A	744,921	1,684,187	9,885	9,449	23,367	58,176	6,527	31,147
Class B	132,326	422,911	3,485	3,189	5,199	23,895	3,840	10,490
Class C	373,753	1,035,021	5,556	6,137	7,380	35,790	7,833	23,408
Other Classes	1,686,710	3,473,288	203,214	259,485	439,446	863,149	351,338	248,013
Issued as reinvestment of distributions
Class A	43,563	97,733	270	81	2,585	6,062	14	399
Class B	16,481	52,001	72	16	2,347	7,524	0	116
Class C	27,709	74,749	131	31	3,139	8,984	0	205
Other Classes	121,616	283,767	7,114	5,083	39,173	76,664	487	4,415
Cost of shares redeemed
Class A	(450,972)	(828,718)	(3,497)	(350)	(19,985)	(36,450)	(4,515)	(3,106)
Class B	(113,592)	(251,844)	(1,360)	(88)	(25,614)	(33,108)	(1,350)	(474)
Class C	(273,021)	(544,092)	(1,999)	(363)	(18,227)	(37,837)	(6,217)	(1,371)
Other Classes	(1,195,266)	(1,880,862)	(295,233)	(4,106)	(170,600)	(300,813)	(141,694)	(47,803)
Net increase (decrease) resulting from Fund share transactions	1,114,228	3,618,141	(72,362)	278,564	288,210	672,036	216,263	265,439

Fund Redemption Fee	138	0	7	0	1	0	0	0

Total Increase (Decrease) in Net Assets	932,281	3,932,483	(57,993)	306,268	223,318	887,361	211,567	280,135

Net Assets:

Beginning of period	11,102,956	7,170,473	306,268	0	1,655,483	768,122	284,320	4,185

End of period *	$12,035,237	$11,102,956	$248,275	$306,268	$1,878,801	$1,655,483	$495,887	$284,320

* Including undistributed (overdistributed) net investment income of:	$150,510	$159,594	$536	$(272)	$(142,182)	$(99,259)	$6,645	$6,035

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 39

Notes to Financial Statements

September 30, 2004 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds, seven of which are presented herein (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2004. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the pertains to the A, B and C Classes (the “Retail Classes”) of the All Asset, CommodityRealReturn Strategy, International StocksPLUS TR Strategy, Real Return, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds of the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Real Return Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Real Return Fund, are allocated daily to each class of shares based on the relative net assets of each class. Income and non-class specific expenses of the Real Return Fund, are allocated daily to each class of shares based on

40 PIMCO Bond Funds Semi-Annual Report | 09.30.04

the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

A$	- Australian Dollar	N$	- New Zealand Dollar
BP	- British Pound	NK	- Norwegian Krone
BR	- Brazilian Real	PN	- Peruvian New Sol
C$	- Canadian Dollar	PZ	- Polish Zloty
CP	- Chilean Peso	RP	- Indian Rupee
DK	- Danish Krone	RR	- Russian Ruble
EC	- Euro	S$	- Singapore Dollar
H$	- Hong Kong Dollar	SF	- Swiss Franc
JY	- Japanese Yen	SK	- Swedish Krona
KW	- South Korean Won	SV	- Slovakian Koruna
MP	- Mexican Peso	T$	- Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may

09.30.04 | PIMCO Bond Funds Semi-Annual Report 41

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the

42 PIMCO Bond Funds Semi-Annual Report | 09.30.04

counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. There is no effect on the Funds’ net asset value, either in total or per share, or their total increase (decrease) in net assets from operations during any period.

Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Statements of Operations and Statements of Changes in Net Assets is as follows:

	09/30/2004	03/31/2004	03/31/2003		03/31/2002		03/31/2001		03/31/2000
All Asset Fund

Net Investment Income Increase	$0	$0		$0	$	N/A	$	N/A	$	N/A

Net Realized Gain/Loss Increase	0	0		0		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase	0	0		0		N/A		N/A		N/A

CommodityRealReturn Strategy Fund

Net Investment Income Increase (Decrease)	$(121,621,054)	$(378,878,357)		$19,269	$	N/A	$	N/A	$	N/A

Net Realized Gain/Loss Increase (Decrease)	(120,844,318)	256,199,623		10,767,709		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase (Decrease)	242,465,372	122,678,734		(10,786,978)		N/A		N/A		N/A

International StocksPLUS TR Strategy Fund

Net Investment Income Increase (Decrease)	$378,413	$(1,163,602)	$	N/A	$	N/A	$	N/A	$	N/A

Net Realized Gain/Loss Increase (Decrease)	(2,227,152)	1,022,911		N/A		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase	1,848,739	140,691		N/A		N/A		N/A		N/A

Real Return Fund

Net Investment Income Increase (Decrease)	$1,102,521	$440,146		$612,841		$847,622		$(96,952)		$(2,055)

Net Realized Gain/Loss Increase (Decrease)	(1,111,538)	(579,021)		(662,183)		(388,748)		96,952		2,055

Net Change in Unrealized Gain/Loss Increase (Decrease)	9,017	138,875		49,342		(458,874)		0		0

ReasEstateRealReturn Strategy Fund

Net Investment Income (Decrease)	$(18,764,402)	$(22,067,757)	$	N/A	$	N/A	$	N/A	$	N/A

Net Realized Gain/Loss Increase (Decrease)	160,941,768	(117,898,743)		N/A		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase (Decrease)	(142,177,366)	139,966,500		N/A		N/A		N/A		N/A

StocksPLUS Fund
Net Investment Income Increase (Decrease)	$1,156,490	$(173,813,577)		$96,043,570		$6,345,549		$81,603,156		$(27,214,187)

Net Realized Gain/Loss Increase (Decrease)	(1,092,016)	182,241,802		(102,102,805)		(8,451,684)		(82,694,394)		27,742,066

Net Change in Unrealized Gain/Loss Increase (Decrease)	(64,474)	(8,428,225)		6,059,235		2,106,135		1,091,238		(527,879)

StocksPLUS Total Return Fund
Net Investment Income Increase (Decrease)	$188,466	$(3,767)		$0	$	N/A	$	N/A	$	N/A

Net Realized Gain/Loss Increase (Decrease)	(271,438)	2,972		0		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase	82,972	795		0		N/A		N/A		N/A

09.30.04 | PIMCO Bond Funds Semi-Annual Report 43

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Financial Highlights is as follows:

	09/30/2004	04/30/2003- 03/31/2004
All Asset Fund
Class A
Net Investment Income Increase	$0.00	$0.00

Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.00%	0.00%

	09/30/2004	04/30/2003- 03/31/2004
Class B
Net Investment Income Increase	$0.00	$0.00

Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.00%	0.00%

	09/30/2004	04/30/2003- 03/31/2004
Class C
Net Investment Income Increase	$0.00	$0.00

Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.00%	0.00%

	09/30/2004	03/31/2004	11/29/2002- 03/31/2003
CommodityRealReturn Strategy Fund
Class A
Net Investment Income Increase (Decrease)	$(0.37)	$(5.49)	$2.51

Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	0.37	5.49	(2.51)

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(2.51)%	(38.06)%	19.85%

	09/30/2004	03/31/2004	11/29/2002- 03/31/2003
Class B
Net Investment Income Increase (Decrease)	$(0.38)	$(5.20)	$2.59

Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	0.38	5.20	(2.59)

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(2.59)%	(36.60)%	20.50%

	09/30/2004	03/31/2004	11/29/2002- 03/31/2003
Class C
Net Investment Income Increase (Decrease)	$(0.35)	$(5.69)	$2.67

Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	0.35	5.69	(2.67)

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(2.38)%	(39.42)%	21.24%

	09/30/2004	10/30/2003- 03/31/2004
International StocksPLUS TR Strategy Fund
Class A
Net Investment Income (Decrease)	$(0.06)	$(0.42)

Net Realized/Unrealized Gain (Loss) on Investments Increase	0.06	0.42

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.60)%	(3.95)%

44 PIMCO Bond Funds Semi-Annual Report | 09.30.04

	09/30/2004	10/30/2003 - 03/31/2004

International StocksPLUS TR Strategy Fund (Cont.)
Class B
Net Investment Income (Decrease)	$(0.07)	$(0.56)
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.07	0.56

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.64)%	(5.31)%

	09/30/2004	10/30/2003 - 03/31/2004
Class C
Net Investment Income (Decrease)	$(0.12)	$(0.63)
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.12	0.63

Ratio of Net Investment Income to Average Net Assets (Decrease)	(1.16)%	(5.95)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Real Return Fund

Class A
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.01%	0.01%	0.01%	0.04%	(0.02)%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class B
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.01%	0.01%	0.01%	0.04%	(0.02)%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class C
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.01%	0.01%	0.01%	0.04%	(0.02)%	0.00%

	09/30/2004	10/30/2003 - 03/31/2004
RealEstateRealReturn Strategy Fund
Class A
Net Investment Income (Decrease)	$(0.43)	$(2.56)
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.43	2.56

Ratio of Net Investment Income to Average Net Assets (Decrease)	(3.96)%	(22.52)%

	09/30/2004	10/30/2003 - 03/31/2004
Class B
Net Investment Income (Decrease)	$(0.38)	$(2.76)
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.38	2.76

Ratio of Net Investment Income to Average Net Assets (Decrease)	(3.44)%	(24.14)%

09.30.04 | PIMCO Bond Funds Semi-Annual Report 45

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

	09/30/2004	10/30/2003 - 03/31/2004
RealEstateRealReturn Strategy Fund (Cont.)

Class C
Net Investment Income (Decrease)	$(0.37)	$(2.50)

Net Realized/Unrealized Gain (Loss) on Investments Increase	0.37	2.50

Ratio of Net Investment Income to Average Net Assets (Decrease)	(3.44)%	(21.96)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
StocksPLUS Fund

Class A
Net Investment Income Increase (Decrease)	$0.01	$(1.37)	$0.99	$0.07	$0.79	$(0.28)

Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	(0.01)	1.37	(0.99)	(0.07)	(0.79)	0.28

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.06%	(14.99)%	12.08%	0.69%	6.14%	(1.95)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class B
Net Investment Income Increase (Decrease)	$0.01	$(1.41)	$0.99	$0.07	$0.77	$(0.27)

Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	(0.01)	1.41	(0.99)	(0.07)	(0.77)	0.27

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.06%	(15.87)%	12.22%	0.70%	6.08%	(1.90)%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class C
Net Investment Income Increase (Decrease)	$0.01	$(1.41)	$1.00	$0.07	$0.79	$(0.27)

Net Realized/Unrealized Gain (Loss) on Investments Increase (Decrease)	(0.01)	1.41	(1.00)	(0.07)	(0.79)	0.27

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.07%	(15.66)%	12.30%	0.73%	6.16%	(1.89)%

	09/30/2004	07/31/2003 - 03/31/2004
StocksPLUS Total Return Fund
Class A
Net Investment Income Increase	$0.01	$0.00

Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	(0.01)	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.07%	0.00%

	09/30/2004	07/31/2003 - 03/31/2004
StocksPLUS Total Return Fund

Class B
Net Investment Income Increase	$0.01	$0.00

Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	(0.01)	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.06%	0.00%

	09/30/2004	07/31/2003 - 03/31/2004
StocksPLUS Total Return Fund

Class C
Net Investment Income Increase	$0.01	$0.00

Net Realized/Unrealized Gain (Loss) on Investments (Decrease)	(0.01)	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.06%	0.00%

46 PIMCO Bond Funds Semi-Annual Report | 09.30.04

Underlying PIMS Funds. All Asset Fund invests its assets in shares of the Underlying PIMS Funds. The Fund may invest in any or all of the Underlying PIMS Funds, but will not normally invest in every Underlying PIMS Funds at any particular time. The Underlying PIMS Funds are the Institutional Class shares of the PIMCO Funds: Pacific Investment Management Series, an affiliated open-end investment company, except All Asset Fund. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of the Funds’ asset allocation sub-adviser.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P., and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying PIMS Funds in which the All Asset Fund invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.20% for the All Asset Fund based on average daily net assets.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
	All Classes		Institutional	Admin	A, B and C Classes	Class D	Class R
All Asset Fund	0.20	%(1)	0.05%	0.05%	0.45%	0.45%	N/A
CommodityRealReturn Strategy Fund	0.49%		0.25%	0.25%	0.50%	0.50%	N/A
International StocksPLUS TR Strategy Fund	0.55%		0.30%	N/A	0.55%	0.55%	N/A
Real Return Fund	0.25%		0.20%	0.20%	0.40%	0.40%	0.40%
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.50%	0.50%	N/A
StocksPLUS Fund	0.40%		0.25%	0.25%	0.40%	0.40%	0.40%
StocksPLUS Total Return Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A

(1)	PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.60%. PIMCO may recoup these waivers in future period, not exceed three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Holding Period(1)
Real Return Fund	7 days
All Asset, CommodityRealReturn Strategy, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds	30 days
International StocksPLUS TR Strategy Funds	60 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

09.30.04 | PIMCO Bond Funds Semi-Annual Report 47

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Redemption Fees (with respect to shares acquired before June 15, 2004). Investors in Class A, B or C shares of the International StocksPLUS TR Strategy Fund will be subject to a “Redemption Fee” on redemptions and exchanges equal to 2.00% of the net asset value of the shares redeemed or exchanged.

Redemption Fees will be charged only on shares redeemed or exchanged within 60 days of their acquisition (i.e., beginning on the 61st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

The CommodityRealReturn Strategy Fund imposes a fee of 0.25%, payable to the Fund, on redemption and exchange orders. The Trust will waive the fee on any redemption or exchange order received directly by the Trust, prior to 1:00 p.m. Eastern time, from shareholders that hold their shares directly with the Trust. Redemption and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the redemption fee against such shareholders will not be subject to the redemption fee. The Trust may eliminate or modify the redemption fee or waivers at any time.

Distribution and Servicing Fees. PA Distributors LLC (“PAD”) is an indirect wholly-owned subsidiary of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2004.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Real Return and StocksPLUS Funds	0.50	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2004, PAD received $1,807,820 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the CommodityRealReturn Strategy, RealEstateRealReturn Strategy and StocksPLUS Total Return Funds administrative fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated

48 PIMCO Bond Funds Semi-Annual Report | 09.30.04

as a percentage of each Fund’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class	Class A	Class B	Class C	Class D
CommodityRealReturn Strategy Fund	0.74%	0.99%	1.24%	1.99%	1.99%	1.24%
International StocksPLUS TR Strategy Fund	0.85%	—	1.35%	2.10%	2.10%	1.35%
RealEstateRealReturn Strategy Fund	0.74%	—	1.24%	1.99%	1.99%	1.24%
StocksPLUS Total Return Fund	0.74%	—	1.19%	1.94%	1.94%	1.19%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	03/31/2002	03/31/2003	03/31/2004	09/30/2004
CommodityRealReturn Strategy Fund	$0	$163	$0	$0
International StocksPLUS TR Strategy Fund	0	0	16	0
RealEstateRealReturn Strategy Fund	0	0	22	0
StocksPLUS Total Return Fund	0	9	7	0

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Risk Factors of the Fund

Investing in the Underlying PIMS Funds through the All Asset Fund involve certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMS Funds. Under certain circumstances, an Underlying PIMS Fund may pay a redemption request by the All Asset Fund wholly or partly by a distribution in kind of securities from its portfolio instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an Underlying PIMS Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying PIMS Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying PIMS Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying PIMS Funds also may engage in reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying PIMS Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

5. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2004, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$2,791,985	$1,385,529
CommodityRealReturn Strategy Fund	9,102,808	7,559,688	235,581	171,208
International StocksPLUS TR Strategy Fund	283,839	207,731	55,272	13,854
Real Return Fund	28,654,122	26,707,489	1,188,169	1,264,566
RealEstateRealReturn Strategy Fund	1,140,959	1,208,017	38,710	31,665
StocksPLUS Fund	626,142	459,977	203,880	92,765
StocksPLUS Total Return Fund	314,706	167,842	76,736	86,191

09.30.04 | PIMCO Bond Funds Semi-Annual Report 49

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				CommodityRealReturn Strategy Fund				International StocksPLUS TR Strategy Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Period from 10/30/2003 to 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	18,806	$232,034	26,924	$329,394	36,022	$536,946	59,573	$860,686	115	$1,220	25	$264
Class B	4,209	51,474	7,082	85,912	6,172	91,581	9,150	131,411	29	302	8	87

Class C	14,816	181,947	23,336	284,743	21,286	315,359	44,333	637,413	73	766	94	980

Other Classes	92,921	1,148,659	90,696	1,100,658	105,906	1,586,136	154,855	2,215,982	18,158	195,801	2,070	20,960

Issued as reinvestment of distributions
Class A	223	2,794	284	3,445	905	13,232	1,761	25,296	0	2	0	1
Class B	40	499	87	1,045	123	1,789	306	4,355	0	0	0	0

Class C	123	1,547	199	2,400	507	7,369	1,392	19,827	0	0	0	3

Other Classes	1,474	18,474	2,212	26,831	2,695	39,539	6,310	90,282	54	585	48	491

Cost of shares redeemed
Class A	(4,087)	(49,975)	(1,100)	(13,460)	(12,557)	(186,170)	(4,929)	(70,767)	(15)	(151)	(4)	(40)
Class B	(646)	(7,881)	(340)	(4,026)	(1,405)	(20,811)	(635)	(8,934)	(3)	(29)	(1)	(11)

Class C	(2,276)	(27,551)	(727)	(8,809)	(6,616)	(97,904)	(2,445)	(34,606)	(13)	(134)	(17)	(175)

Other Classes	(11,357)	(139,642)	(18,091)	(217,385)	(54,252)	(809,676)	(18,452)	(256,247)	(1,997)	(21,047)	(491)	(5,099)

Net increase (decrease) resulting from Fund share transactions	114,246	$1,412,379	130,562	$1,590,748	98,786	$1,477,390	251,219	$3,614,698	16,401	$177,315	1,732	$17,461

7. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Commodity- RealReturn Strategy Fund	Real Return Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS Fund	StocksPLUS Total Return Fund
	Premium
Balance at 03/31/2004	$1,802	$16,938	$43	$1,042	$11
Sales	0	0	0	223	443
Closing Buys	0	0	0	0	(2)
Expirations	0	(455)	0	(1,265)	(166)

Balance at 09/30/2004	$1,802	$16,483	$43	$0	$286

50 PIMCO Bond Funds Semi-Annual Report | 09.30.04

	Real Return Fund				RealEstateRealReturn Strategy Fund				StocksPLUS Fund				StocksPLUS Total Return Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Period from 10/30/2003 to 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	65,543	$744,921	146,346	$1,684,187	912	$9,885	844	$9,449	2,504	$23,367	6,362	$58,176	547	$6,527	2,663	$31,147
Class B	11,654	132,326	36,757	422,911	314	3,485	282	3,189	569	5,199	2,679	23,895	322	3,840	900	10,490

Class C	32,859	373,753	89,908	1,035,021	511	5,556	547	6,137	802	7,380	3,981	35,790	654	7,833	2,005	23,408

Other Classes	148,412	1,686,710	302,605	3,473,288	19,899	203,214	23,855	259,485	46,477	439,446	94,245	863,149	29,054	351,338	21,599	248,013

Issued as reinvestment of distributions
Class A	3,844	43,563	8,603	97,733	23	270	7	81	279	2,585	642	6,062	1	14	35	399
Class B	1,456	16,481	4,584	52,001	6	72	1	16	258	2,347	813	7,524	0	0	10	116

Class C	2,447	27,709	6,585	74,749	11	131	3	31	343	3,139	964	8,984	0	0	18	205

Other Classes	10,730	121,616	24,958	283,767	633	7,114	476	5,083	4,165	39,173	8,048	76,664	40	487	393	4,415

Cost of shares redeemed
Class A	(39,728)	(450,972)	(72,318)	(828,718)	(335)	(3,497)	(32)	(350)	(2,155)	(19,985)	(4,095)	(36,450)	(381)	(4,515)	(263)	(3,106)
Class B	(10,016)	(113,592)	(21,983)	(251,844)	(127)	(1,360)	(8)	(88)	(2,811)	(25,614)	(3,690)	(33,108)	(114)	(1,350)	(40)	(474)

Class C	(24,105)	(273,021)	(47,469)	(544,092)	(193)	(1,999)	(31)	(363)	(1,994)	(18,227)	(4,238)	(37,837)	(530)	(6,217)	(115)	(1,371)

Other Classes	(105,567)	(1,195,266)	(164,243)	(1,880,862)	(26,311)	(295,233)	(373)	(4,106)	(18,554)	(170,600)	(32,938)	(300,813)	(12,242)	(141,694)	(4,223)	(47,803)

Net increase (decrease) resulting from Fund share transactions	97,529	$(1,114,228)	314,333	$3,618,141	(4,657)	$(72,362)	25,571	$278,564	29,883	$288,210	72,773	$672,036	17,351	$216,263	22,982	$265,439

8. Federal Income Tax Matters

At September 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
All Asset Fund	$141,876	$(14,365)	$127,511
CommodityRealReturn Strategy Fund	69,119	(8,310)	60,809
International StocksPLUS TR Strategy Fund	329	(77)	252
Real Return Fund	436,914	(14,369)	422,545
RealEstateRealReturn Strategy Fund	7,355	(19)	7,336
StocksPLUS Fund	5,517	(1,812)	3,705
StocksPLUS Total Return Fund	653	(287)	366

09.30.04 | PIMCO Bond Funds Semi-Annual Report 51

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.) (“Allianz”), PIMCO’s parent company, PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) (entities affiliated with PIMCO through common ownership by Allianz), in connection with the same matter. In the New Jersey Settlement, Allianz, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that Allianz, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”). The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

On February 20, 2004, a putative class action lawsuit was filed in the United States District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against Allianz, PAD, PIMCO, PEA, PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”), MMS Funds, PIMCO Variable Insurance Trust (“PVIT”), PIMCO Commercial Mortgage Securities Trust, Inc. (“PCM”) and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the United States District Court for the District of Connecticut on February 27, 2004 (naming as defendants Allianz, PAD, PEA, the PIMS Funds, the MMS Funds, PVIT, PCM and certain other parties); (2) a lawsuit filed in the United States District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, Allianz, PEA and PAD); (3) a lawsuit filed in United States District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the United States District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the United States District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming Allianz, PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”) and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the United States District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming Allianz, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the United States District Court for the District of New Jersey on April 20, 2004 (naming Allianz, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the United States District Court for the Northern District of California on April 28, 2004 (naming Allianz, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds,” including the PIMS Funds, as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the United States District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against Allianz, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the United States District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

PIMCO and the Trust believe that these developments will not have a material adverse effect on the Trust or on PIMCO’s ability to perform its investment advisory services on behalf of the Trust.

52 PIMCO Bond Funds Semi-Annual Report | 09.30.04

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09.30.04 | PIMCO Bond Funds Semi-Annual Report 53

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54 PIMCO Bond Funds Semi-Annual Report | 09.30.04

Pacific Investment Management Series

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Investment Sub-Advisor (All Asset Fund only)	Research Affiliates, Inc., 800 E. Colorado Boulevard, Pasadena, CA 91101

Distributor	PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Advisors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.pimcoadvisors.com.

Receive this document electronically and eliminate paper mailings

PIMCO Advisors offers you the option to receive your shareholder communications online.

This service, called eDelivery, allows you to access annual and semi-annual reports, prospectuses and proxy statements through the Internet, eliminating paper mailings from being sent to your home.

To sign up, just go to www.pimcoadvisors.com/edelivery and complete the short enrollment form.

This page is not part of the report	PZ692.12300

Semi-Annual Report

09.30.04

PIMCO Municipal Bond Funds

Pacific Investment Management Series

Share Classes	NATIONAL TAX-EXEMPT BOND FUND

A B C	Municipal Bond Fund

Share Classes	NATIONAL SHORT DURATION
TAX-EXEMPT BOND FUND

A C	Short Duration Municipal Income Fund

Share Class	STATE-SPECIFIC TAX-EXEMPT BOND FUNDS

A	California Intermediate Municipal Bond Fund

California Municipal Bond Fund

New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds: Pacific Investment Management Series prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2 PIMCO Bond Funds Semi-Annual Report | 09.30.04

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the PIMCO Funds: Pacific Investment Management Series (“the Trust”). Assets in the Trust stood at $165 billion as of September 30, 2004, the Trust’s fiscal half-year end.

Bonds rallied in third quarter 2004 as the economy slowed, hitting what Federal Reserve Chairman Alan Greenspan called a “soft patch.” Weak employment growth and expectations of lower inflation prompted a decrease in interest rates, which boosted all bond market sectors. The third quarter was essentially a reversal of the second quarter, when a stronger labor market and anticipation that the Federal Reserve would begin tightening caused interest rates to move higher. During the semi-annual period, the Fed initiated three 0.25% rate increases. Bond market gains in the third quarter 2004 came despite two of those rate hikes, and the federal funds rate ended the six-month period at 1.75%. The Fed also indicated it would raise rates in the future at a “measured” pace as it attempts to move toward a neutral policy stance that neither restrains nor stimulates the economy.

The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 3.20% in the third quarter 2004, but only 0.67% for the semi-annual April through September period. The yield on the benchmark ten-year Treasury fell 0.46% during the third quarter, but rose 0.28% for the six-month reporting period to end at 4.12%. While yields on all but the very shortest maturity securities fell during the third quarter, ten-year yields fell the most, causing the two- to ten-year portion of the yield curve to flatten. This flattening suggested that bond markets were not optimistic about the economy’s forward growth prospects.

During the reporting period, the Trust continued to enhance its bond fund offerings by launching the PIMCO Floating Income Fund. The Fund seeks maximum current yield consistent with prudent investment management by investing primarily in variable and floating rate securities and their economic equivalents. In addition, effective October 1, 2004, the Trust lowered sales charges on most of the funds and reduced fees on several of the funds as well. For more information on these changes, please refer to the current prospectus.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those main factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call PIMCO Advisors at 1-800-426-0107. We also invite you to visit our website at www.pimcoadvisors.com.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2004

PIMCO Bond Funds Semi-Annual Report | 09.30.04 3

Important Information About the Funds

The performance represented in this semi-annual report has been computed using the sales charges that were in effect on September 30, 2004. For information on changes to the PIMCO Funds sales charges, that commenced on October 1, 2004, please refer to the Shareholders Guide.

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. The oldest share class for each Fund is the Institutional share class, and the A, B and C shares (where available) were first offered in (month/year): Municipal Bond (4/98), CA Intermediate Municipal (10/99), NY Municipal (10/99), CA Municipal (8/00), and Short Duration Municipal (4/02). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Lipper does not take into account sales charges. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance. PA Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

4 PIMCO Bond Funds Semi-Annual Report | 09.30.04

Important Information (Cont.)

Information about how the Funds voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov.

Copies of the policies and procedures the Funds’ adviser and subadvisers use in determining how to vote proxies for the Funds are available without charge, upon request by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov.

Beginning with the third quarter of the fiscal year ending March 31, 2005, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of the fiscal year on Form N-Q, which will be available on the SEC’s website at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-866-746-2606. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period from 04/01/04 to 09/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses].

PIMCO Bond Funds Semi-Annual Report | 09.30.04 5

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO California Intermediate Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class A shares returned 0.38% for the six-month period ended September 30, 2004, underperforming the 1.39% return of the Fund’s benchmark, the Lehman Brothers California Intermediate Municipal Bond Index.

•	The return of the Lipper California Intermediate Municipal Debt Fund Average, which consists of California municipal funds with average maturities between five and 10 years, was 0.86% for the six-month period ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was negative for performance as municipal yields decreased across the curve.

•	Interest rate hedging strategies were negative for performance, as long Treasuries outperformed long municipals.

•	The Fund’s average credit quality was AA- at the end of the period versus the benchmark’s average of AA2/AA3.

•	The Fund’s Class A SEC yield after fees at September 30, 2004 was 3.35%, or 6.01% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and state tax rate of 9.30%.

•	California yields rallied across the curve as 10-year municipals decreased by 0.30%. 20-year and 30-year maturities decreased by 0.36% and 0.12%, respectively.

•	The yield ratio between 10-year California municipals and Treasuries declined, as Treasury yields increased and California municipal yields fell.

•	Exposure to tobacco securitization helped performance, as the sector rallied due to increased demand for high yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as these securities outperformed the national market across all maturities. Yield premiums tightened over the third quarter, as the state’s economy improved, resulting in upgrades by all rating agencies.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (08/31/99)
PIMCO CA Intermediate Municipal Bond Fund Class A	0.38%	3.37%	5.06%	—	5.11%
PIMCO CA Intermediate Municipal Bond Fund Class A (adjusted)	–2.63%	0.26%	4.42%	—	4.48%
Lehman Brothers California Intermediate Municipal Bond Index	1.39%	3.93%	6.14%	—	—
Lipper California Intermediate Municipal Debt Fund Average	0.86%	2.82%	5.36%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,003.80	$1,020.56
Expenses Paid During Period	$4.52	$4.56

Expenses are equal to the expense ratio of 0.90% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	California Intermediate Municipal Bond Share Class A	Lehman Brothers California Intermediate Municipal Bond Index
08/31/1999	9,700	10,000
09/30/1999	9,766	10,064
10/31/1999	9,691	9,998
11/30/1999	9,770	10,080
12/31/1999	9,724	9,988
01/31/2000	9,753	10,044
02/29/2000	9,813	10,099
03/31/2000	9,986	10,248
04/30/2000	9,959	10,169
05/31/2000	10,003	10,197
06/30/2000	10,189	10,427
07/31/2000	10,320	10,569
08/31/2000	10,466	10,734
09/30/2000	10,431	10,672
10/31/2000	10,495	10,735
11/30/2000	10,543	10,783
12/31/2000	10,716	10,956
01/31/2001	10,888	11,151
02/28/2001	10,904	11,148
03/31/2001	11,004	11,199
04/30/2001	10,825	10,995
05/31/2001	11,010	11,187
06/30/2001	11,072	11,252
07/31/2001	11,203	11,436
08/31/2001	11,426	11,647
09/30/2001	11,412	11,614
10/31/2001	11,467	11,746
11/30/2001	11,415	11,613
12/31/2001	11,323	11,491
01/31/2002	11,479	11,726
02/28/2002	11,578	11,865
03/31/2002	11,417	11,580
04/30/2002	11,597	11,840
05/31/2002	11,690	11,956
06/30/2002	11,764	12,064
07/31/2002	11,809	12,209
08/31/2002	11,869	12,384
09/30/2002	12,074	12,671
10/31/2002	11,860	12,342
11/30/2002	11,865	12,345
12/31/2002	12,007	12,565
01/31/2003	11,941	12,494
02/28/2003	12,035	12,673
03/31/2003	12,002	12,688
04/30/2003	11,996	12,766
05/31/2003	12,162	13,058
06/30/2003	12,115	12,959
07/31/2003	11,806	12,514
08/31/2003	11,818	12,647
09/30/2003	12,090	13,043
10/31/2003	12,105	12,960
11/30/2003	12,245	13,039
12/31/2003	12,334	13,138
01/31/2004	12,375	13,226
02/29/2004	12,524	13,441
03/31/2004	12,450	13,369
04/30/2004	12,231	13,034
05/31/2004	12,145	13,026
06/30/2004	12,218	13,119
07/31/2004	12,321	13,245
08/31/2004	12,471	13,516
09/30/2004	12,497	13,555

Regional Breakdown*

California	72.6%
Puerto Rico	12.5%
Virgin Islands	4.7%
Washington	3.6%
Short-Term Instruments	2.3%
Other	4.3%

*	% of total investments as of September 30, 2004

6 PIMCO Bond Funds Semi-Annual Report | 09.30.04

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO California Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class A shares returned 0.23% for the six-month period ended September 30, 2004, underperforming the 1.39% return of the Fund’s benchmark, the Lehman Brothers California Insured Municipal Bond Index.

•	The return of the Lipper California Municipal Debt Fund Average, which consists of California municipal funds with average maturities of 10 years or more, was 1.34% for the six-month period ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was negative for performance as municipal yields decreased across the curve.

•	Interest rate hedging strategies were negative for performance as long Treasuries outperformed long municipals.

•	The Fund’s average credit quality was AA at the end of the period versus the benchmark’s average of AAA.

•	The Fund’s Class A SEC yield after fees at September 30, 2004 was 3.05%, or 5.48% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and state tax rate of 9.30%.

•	California yields rallied across the curve as 10-year municipals decreased by 0.30%. 20-year and 30-year maturities decreased by 0.36% and 0.12%, respectively.

•	The yield ratio between 10-year California municipals and Treasuries declined as Treasury yields increased and California municipal yields fell.

•	Exposure to tobacco securitization helped performance as the sector rallied due to increased demand for high yield municipal debt.

•	No exposure to California General Obligation debt hindered performance as these securities outperformed the national market across all maturities. Yield premiums tightened over the third quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (05/16/00)
PIMCO CA Municipal Bond Fund Class A	0.23%	3.79%	—	—	6.45%
PIMCO CA Municipal Bond Fund Class A (adjusted)	–2.76%	0.66%	—	—	5.71%
Lehman Brothers California Insured Municipal Bond Index	1.39%	4.96%	—	—	—
Lipper California Municipal Debt Fund Average	1.34%	4.64%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,002.30	$1,020.56
Expenses Paid During Period	$4.52	$4.56

Expenses are equal to the expense ratio of 0.90% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period)

MONTH	California Municipal Bond Share Class A	Lehman Brothers California Insured Municipal Bond Index
05/31/2000	9,700	10,000
06/30/2000	9,901	10,321
07/31/2000	10,036	10,475
08/31/2000	10,175	10,715
09/30/2000	10,147	10,658
10/31/2000	10,204	10,748
11/30/2000	10,261	10,832
12/31/2000	10,470	11,114
01/31/2001	10,626	11,219
02/28/2001	10,699	11,238
03/31/2001	10,768	11,329
04/30/2001	10,491	11,114
05/31/2001	10,743	11,278
06/30/2001	10,839	11,328
07/31/2001	11,073	11,520
08/31/2001	11,282	11,813
09/30/2001	11,284	11,751
10/31/2001	11,420	11,906
11/30/2001	11,329	11,821
12/31/2001	11,256	11,699
01/31/2002	11,376	11,885
02/28/2002	11,534	12,014
03/31/2002	11,179	11,724
04/30/2002	11,388	11,949
05/31/2002	11,532	12,044
06/30/2002	11,662	12,136
07/31/2002	11,660	12,279
08/31/2002	11,765	12,477
09/30/2002	12,089	12,808
10/31/2002	11,784	12,496
11/30/2002	11,817	12,479
12/31/2002	12,057	12,740
01/31/2003	11,896	12,671
02/28/2003	12,038	12,870
03/31/2003	12,044	12,896
04/30/2003	12,097	13,017
05/31/2003	12,354	13,333
06/30/2003	12,275	13,228
07/31/2003	11,829	12,726
08/31/2003	11,879	12,808
09/30/2003	12,170	13,171
10/31/2003	12,194	13,140
11/30/2003	12,333	13,284
12/31/2003	12,463	13,402
01/31/2004	12,546	13,474
02/29/2004	12,759	13,711
03/31/2004	12,604	13,634
04/30/2004	12,291	13,271
05/31/2004	12,203	13,220
06/30/2004	12,287	13,288
07/31/2004	12,388	13,471
08/31/2004	12,595	13,765
09/30/2004	12,632	13,824

Regional Breakdown*

California	74.6%
New York	6.0%
Virgin Islands	4.2%
Louisiana	3.8%
New Jersey	3.4%
Short-Term Instruments	3.0%
Other	5.0%

*	% of total investments as of September 30, 2004

PIMCO Bond Funds Semi-Annual Report | 09.30.04 7

A NATIONAL TAX-EXEMPT BOND FUND

PIMCO Municipal Bond Fund

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing, under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class A shares returned 0.57% for the six-month period ended September 30, 2004, underperforming the 1.44% return of the Fund's benchmark, the Lehman Brothers General Municipal Bond Index.

•	The return of the Lipper General Municipal Debt Fund Average, consisting of national municipal funds with average maturiti was 1.08% for the six-month period ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was positive for performance as municipal yields increased for the period, with the exception of intermediate-term bonds.

•	Interest rate hedging strategies were negative for performance as long Treasuries outperformed long municipals.

•	The Fund’s Class A SEC yield after fees at September 30, 2004 was 3.35%, or 5.16% on a fully tax-adjusted basis, with a federal tax rate of 35.0%.

•	Yields on 10-year and 30-year AAA municipals increased by 0.04% and 0.15%, respectively. Yields on 15-year and 20-year maturities decreased by 0.09% and 0.03%, respectively.

•	The yield ratio between 10-year AAA municipals and Treasuries declined as Treasury yields increased and municipal yields fell.

•	Municipals outperformed Treasuries with less than 24 years to maturity.

•	Exposure to tobacco securitization helped performance as the sector rallied due to increased demand for high yield municipal debt.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (12/31/97)
PIMCO Municipal Bond Fund Class A	0.57%	3.64%	5.94%	—	4.78%
PIMCO Municipal Bond Fund Class A (adjusted)	–2.44%	0.53%	5.29%	—	4.31%
PIMCO Municipal Bond Fund Class B	0.20%	2.87%	5.15%	—	4.00%
PIMCO Municipal Bond Fund Class B (adjusted)	–4.73%	–2.12%	4.82%	—	4.00%
PIMCO Municipal Bond Fund Class C (adjusted)	–0.67%	2.13%	5.41%	—	4.26%
Lehman Brothers General Municipal Bond Index	1.44%	4.60%	6.77%	—	—
Lipper General Municipal Debt Fund Average	1.08%	3.95%	5.69%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,005.70	$1,002.00	$1,003.20	$1,020.56	$1,016.80	$1,018.05
Expenses Paid During Period	$4.53	$8.28	$7.03	$4.56	$8.34	$7.08

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.40% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

MONTH	Municipal Bond Share Class A	Municipal Bond Share Class B	Municipal Bond Share Class C	Lehman Brothers General Municipal Bond Index
12/31/1997	9,700	10,000	10,000	10,000
01/31/1998	9,812	10,108	10,110	10,103
02/28/1998	9,763	10,052	10,056	10,106
03/31/1998	9,768	10,051	10,057	10,115
04/30/1998	9,700	9,976	9,984	10,070
05/31/1998	9,890	10,164	10,174	10,229
06/30/1998	9,921	10,188	10,201	10,269
07/31/1998	9,928	10,189	10,205	10,295
08/31/1998	10,109	10,369	10,388	10,454
09/30/1998	10,242	10,499	10,520	10,584
10/31/1998	10,218	10,467	10,491	10,584
11/30/1998	10,242	10,485	10,511	10,621
12/31/1998	10,251	10,487	10,516	10,648
01/31/1999	10,384	10,617	10,648	10,775
02/28/1999	10,316	10,541	10,572	10,728
03/31/1999	10,322	10,541	10,575	10,742
04/30/1999	10,338	10,551	10,587	10,769
05/31/1999	10,260	10,465	10,503	10,707
06/30/1999	10,070	10,264	10,303	10,553
07/31/1999	10,088	10,275	10,316	10,591
08/31/1999	9,979	10,158	10,201	10,506
09/30/1999	9,963	10,136	10,180	10,511
10/31/1999	9,833	9,997	10,043	10,397
11/30/1999	9,932	10,092	10,140	10,507
12/31/1999	9,837	9,988	10,039	10,429
01/31/2000	9,778	9,922	9,975	10,384
02/29/2000	9,878	10,018	10,074	10,504
03/31/2000	10,101	10,237	10,295	10,734
04/30/2000	10,049	10,178	10,239	10,670
05/31/2000	10,002	10,124	10,186	10,615
06/30/2000	10,227	10,345	10,411	10,896
07/31/2000	10,351	10,464	10,533	11,048
08/31/2000	10,512	10,621	10,693	11,218
09/30/2000	10,503	10,605	10,679	11,160
10/31/2000	10,599	10,697	10,773	11,281
11/30/2000	10,572	10,662	10,741	11,367
12/31/2000	10,812	10,898	10,981	11,648
01/31/2001	10,908	10,988	11,074	11,763
02/28/2001	11,067	11,141	11,231	11,800
03/31/2001	11,187	11,253	11,347	11,906
04/30/2001	11,036	11,095	11,189	11,777
05/31/2001	11,248	11,300	11,400	11,904
06/30/2001	11,358	11,404	11,507	11,984
07/31/2001	11,550	11,589	11,695	12,161
08/31/2001	11,814	11,846	11,957	12,361
09/30/2001	11,670	11,696	11,807	12,320
10/31/2001	11,734	11,753	11,867	12,467
11/30/2001	11,699	11,709	11,825	12,362
12/31/2001	11,609	11,612	11,730	12,245
01/31/2002	11,861	11,856	11,978	12,457
02/28/2002	12,086	12,074	12,201	12,607
03/31/2002	11,853	11,833	11,961	12,360
04/30/2002	12,084	12,056	12,189	12,602
05/31/2002	12,200	12,164	12,301	12,678
06/30/2002	12,323	12,279	12,421	12,812
07/31/2002	12,396	12,344	12,489	12,978
08/31/2002	12,415	12,354	12,503	13,133
09/30/2002	12,618	12,549	12,703	13,421
10/31/2002	12,372	12,297	12,450	13,198
11/30/2002	12,324	12,242	12,396	13,144
12/31/2002	12,527	12,435	12,595	13,421
01/31/2003	12,475	12,375	12,537	13,387
02/28/2003	12,611	12,503	12,668	13,574
03/31/2003	12,573	12,458	12,625	13,582
04/30/2003	12,623	12,500	12,671	13,672
05/31/2003	12,887	12,753	12,929	13,992
06/30/2003	12,838	12,697	12,875	13,933
07/31/2003	12,466	12,321	12,497	13,445
08/31/2003	12,529	12,375	12,554	13,545
09/30/2003	12,830	12,665	12,850	13,943
10/31/2003	12,862	12,687	12,876	13,873
11/30/2003	13,027	12,842	13,036	14,018
12/31/2003	13,144	12,950	13,148	14,134
01/31/2004	13,179	12,976	13,177	14,215
02/29/2004	13,360	13,146	13,352	14,429
03/31/2004	13,222	13,001	13,208	14,379
04/30/2004	13,008	12,783	12,988	14,038
05/31/2004	12,931	12,701	12,907	13,987
06/30/2004	12,964	12,724	12,934	14,038
07/31/2004	13,087	12,836	13,050	14,223
08/31/2004	13,271	13,008	13,229	14,508
09/30/2004	13,298	13,026	13,250	14,585

Regional Breakdown*

New Jersey	11.1%
Texas	10.1%
Illinois	9.5%
New York	6.8%
Florida	5.1%
Wisconsin	5.1%
California	4.1%
Ohio	3.9%
Short-Term Instruments	2.6%
Other	41.7%

*	% of total investments as of September 30, 2004

8 PIMCO Bond Funds Semi-Annual Report | 09.30.04

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO New York Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s Class A shares returned 0.71% for the six-month period ended September 30, 2004, underperforming the 1.41% return of the Fund's benchmark, the Lehman Brothers New York Insured Municipal Bond Index.

•	The return of the Lipper New York Municipal Debt Fund Average, consisting of New York muni funds with average maturities of 10 years or more, was 1.06% for the six-month period ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was neutral for performance as municipal yields were mixed across the curve.

•	Interest rate hedging strategies were negative for performance as long Treasuries outperformed long municipals.

•	The Fund’s average credit quality was AA at the end of the period versus the benchmark’s average of AAA.

•	The Fund’s Class A SEC yield after fees at September 30, 2004 was 2.90%, or 5.06% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and state tax rate of 7.70%.

•	Yields increased on the short and long ends of the New York state curve. The 10-year New York state municipal yield did not change while the 20-year declined 0.04% and the 30-year increased 0.11%.

•	The yield ratio between 10-year New York state municipals and Treasuries declined as Treasury yields increased more than New York state municipal yields.

•	Exposure to tobacco securitization helped performance as the sector rallied due to increased demand for high yield municipal debt.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (08/31/99)
PIMCO NY Municipal Bond Fund Class A	0.71%	3.46%	6.73%	—	6.69%
PIMCO NY Municipal Bond Fund Class A (adjusted)	–2.31%	0.35%	6.08%	—	6.06%
Lehman Brothers New York Insured Municipal Bond Index	1.41%	4.54%	7.27%	—	—
Lipper New York Municipal Debt Fund Average	1.06%	3.94%	5.91%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,007.10	$1,020.56
Expenses Paid During Period	$4.53	$4.56

Expenses are equal to the expense ratio of 0.90% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	New York Municipal Bond Share Class A	Lehman Brothers New York Insured Municipal Bond Index
08/31/1999	9,700	10,000
09/30/1999	9,735	9,987
10/31/1999	9,655	9,848
11/30/1999	9,740	9,986
12/31/1999	9,701	9,883
01/31/2000	9,653	9,826
02/29/2000	9,712	9,973
03/31/2000	9,866	10,227
04/30/2000	9,807	10,129
05/31/2000	9,770	10,058
06/30/2000	10,006	10,385
07/31/2000	10,117	10,522
08/31/2000	10,321	10,708
09/30/2000	10,337	10,642
10/31/2000	10,461	10,777
11/30/2000	10,524	10,871
12/31/2000	10,731	11,212
01/31/2001	10,875	11,308
02/28/2001	10,952	11,318
03/31/2001	11,087	11,442
04/30/2001	10,998	11,329
05/31/2001	11,296	11,462
06/30/2001	11,385	11,527
07/31/2001	11,600	11,705
08/31/2001	11,897	11,901
09/30/2001	11,501	11,794
10/31/2001	11,589	11,951
11/30/2001	11,476	11,848
12/31/2001	11,408	11,724
01/31/2002	11,586	11,967
02/28/2002	11,830	12,131
03/31/2002	11,761	11,886
04/30/2002	12,010	12,139
05/31/2002	12,198	12,198
06/30/2002	12,334	12,330
07/31/2002	12,392	12,501
08/31/2002	12,426	12,677
09/30/2002	12,671	13,011
10/31/2002	12,517	12,807
11/30/2002	12,537	12,741
12/31/2002	12,682	13,036
01/31/2003	12,619	12,998
02/28/2003	12,719	13,191
03/31/2003	12,743	13,210
04/30/2003	12,783	13,340
05/31/2003	13,083	13,671
06/30/2003	13,067	13,591
07/31/2003	12,604	13,059
08/31/2003	12,735	13,175
09/30/2003	13,031	13,571
10/31/2003	13,005	13,494
11/30/2003	13,146	13,643
12/31/2003	13,252	13,764
01/31/2004	13,324	13,849
02/29/2004	13,514	14,062
03/31/2004	13,387	13,990
04/30/2004	13,125	13,642
05/31/2004	13,070	13,603
06/30/2004	13,102	13,641
07/31/2004	13,226	13,832
08/31/2004	13,423	14,102
09/30/2004	13,483	14,187

Regional Breakdown*

New York	88.1%
Puerto Rico	8.3%
Other	3.6%

*	% of total investments as of September 30, 2004

PIMCO Bond Funds Semi-Annual Report | 09.30.04 9

A NATIONAL SHORT DURATION TAX-EXEMPT BOND FUND

PIMCO Short Duration Municipal Income Fund

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class A shares returned 0.21% for the six-month period ended September 30, 2004, slightly underperforming the 0.45% return of the Fund's benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

•	The return of the Lipper Short Municipal Debt Fund Average, consisting of national municipal funds with average maturities between 1 and 5 years, was 0.25% for the six-month period ended September 30, 2004.

•	The Fund’s effective duration was managed below that of the benchmark throughout the period, which was positive for performance as municipal yields increased in shorter maturities.

•	Interest rate hedging strategies were negative for performance as longer Treasuries out performed short municipals.

•	The Fund’s average credit quality was AAA at the end of the period versus the benchmark’s average of AAA.

•	The Fund’s Class A SEC yield after fees at September 30, 2004 was 2.11%, or 3.24% on a fully tax-adjusted basis, with a federal tax rate of 35.0%.

•	Yields on short end AAA municipals increased most for the period as the 5-year, 10-year and 30-year AAA municipals increased by 0.31%, 0.04% and 0.15% for the period while yields on 15-year and 20-year maturities decreased by 0.09% and 0.03%.

•	The yield ratio between 10-year AAA municipals and Treasuries declined as Treasury yields increased and municipal yields fell.

•	Exposure to tobacco securitization helped performance as the sector rallied due to increased demand for high yield municipal debt.

Average Annual Total Return  For periods ended 09/30/04

	6 month	1 year	5 year	10 year	Inception (08/31/99)
PIMCO Short Duration Municipal Bond Fund Class A	0.21%	0.96%	3.07%	—	3.08%
PIMCO Short Duration Municipal Bond Fund Class A (adjusted)	–1.82%	–1.08%	2.67%	—	2.68%
PIMCO Short Duration Municipal Bond Fund Class C (adjusted)	–0.93%	–0.33%	2.53%	—	2.54%
Lehman Brothers 1-Year Municipal Bond Index	0.45%	1.13%	3.65%	—	—
Lipper Short Municipal Debt Fund Average	0.25%	1.00%	3.48%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 2% on A shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,002.10	$1,000.60	$1,020.81	$1,019.30
Expenses Paid During Period	$4.27	$5.77	$4.31	$5.82

For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Class A, 1.15% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Short Duration Municipal Income Share Class A	Short Duration Municipal Income Share Class C	Lehman Brothers 1- Year Municipal Bond Index
08/31/1999	9,800	10,000	10,000
09/30/1999	9,826	10,021	10,034
10/31/1999	9,846	10,034	10,056
11/30/1999	9,875	10,057	10,087
12/31/1999	9,897	10,074	10,095
01/31/2000	9,934	10,105	10,133
02/29/2000	9,949	10,115	10,164
03/31/2000	9,992	10,151	10,208
04/30/2000	10,004	10,157	10,232
05/31/2000	10,019	10,166	10,249
06/30/2000	10,083	10,225	10,333
07/31/2000	10,133	10,269	10,391
08/31/2000	10,189	10,319	10,444
09/30/2000	10,236	10,361	10,467
10/31/2000	10,301	10,420	10,517
11/30/2000	10,326	10,439	10,556
12/31/2000	10,431	10,539	10,635
01/31/2001	10,485	10,586	10,761
02/28/2001	10,533	10,628	10,796
03/31/2001	10,571	10,660	10,852
04/30/2001	10,563	10,647	10,873
05/31/2001	10,626	10,703	10,949
06/30/2001	10,700	10,770	10,992
07/31/2001	10,755	10,818	11,041
08/31/2001	10,857	10,914	11,108
09/30/2001	10,837	10,887	11,162
10/31/2001	10,881	10,923	11,211
11/30/2001	10,893	10,928	11,221
12/31/2001	10,909	10,937	11,249
01/31/2002	10,962	10,984	11,340
02/28/2002	11,013	11,029	11,381
03/31/2002	10,983	10,993	11,302
04/30/2002	11,043	11,051	11,387
05/31/2002	11,090	11,095	11,437
06/30/2002	11,114	11,117	11,493
07/31/2002	11,118	11,118	11,536
08/31/2002	11,141	11,138	11,574
09/30/2002	11,152	11,147	11,600
10/31/2002	11,094	11,086	11,583
11/30/2002	11,126	11,115	11,608
12/31/2002	11,184	11,169	11,682
01/31/2003	11,213	11,196	11,709
02/28/2003	11,236	11,216	11,739
03/31/2003	11,210	11,188	11,739
04/30/2003	11,196	11,171	11,752
05/31/2003	11,258	11,231	11,790
06/30/2003	11,258	11,228	11,805
07/31/2003	11,216	11,185	11,801
08/31/2003	11,243	11,208	11,816
09/30/2003	11,323	11,285	11,871
10/31/2003	11,351	11,310	11,858
11/30/2003	11,399	11,355	11,870
12/31/2003	11,414	11,368	11,883
01/31/2004	11,419	11,370	11,908
02/29/2004	11,491	11,440	11,950
03/31/2004	11,408	11,354	11,951
04/30/2004	11,381	11,324	11,923
05/31/2004	11,364	11,305	11,904
06/30/2004	11,362	11,300	11,916
07/31/2004	11,410	11,345	11,962
08/31/2004	11,431	11,364	12,013
09/30/2004	11,431	11,360	12,006

Regional Breakdown*

California	11.2%
Texas	10.6%
Illinois	8.7%
New York	7.9%
Washington	7.4%
Michigan	6.4%
Ohio	4.7%
Massachusetts	4.0%
Short-Term Instruments	2.0%
Other	37.1%

*	% of total investments as of September 30, 2004

10 PIMCO Bond Funds Semi-Annual Report | 09.30.04

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09.30.04 | PIMCO Bond Funds Semi-Annual Report 11

Schedule of Investments

California Intermediate Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.4%

California 72.4%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	$1,200	$1,233
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	154
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	470	496
Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,065
Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,079
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	184
4.000% due 08/01/2012	225	236
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	152
California Health Facilities Financing Authority Revenue Bonds, (AMBAC Insured), Series 1996-B
1.530% due 07/01/2012 (a)	500	500
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	378
California Housing Financial Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	100	105
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	780	870
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	129
California State Economic Recovery Revenue Bonds, Series 2004
19.765% due 07/01/2008 (a)	2,000	2,932
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	163
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	2,000	2,103
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (e)	1,300	1,365
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,043
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,110
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,034
California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035 (a)	2,400	2,387
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	966
California Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	878
Campbell, California Redevelopment Agency Tax Allocation Bonds, Series 2002
4.700% due 10/01/2011	505	519
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,840	2,095
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,539
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	712
5.375% due 09/01/2017	800	818
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	502
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	241
6.400% due 09/01/2018	120	126
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,030
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,025
Desert Sands, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2009	700	775
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	6,400	6,408
Goleta, California Water District Certificates of Participation Bonds, (MBIA Insured), Series 2003
4.500% due 12/01/2010	1,315	1,429
Irvine Ranch, California Water District General Obligation Bonds, Series 1989
1.450% due 06/01/2015 (a)	700	700
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	215
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2011	310	345
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,671
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	159
Los Angeles, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1997
6.000% due 07/01/2011	1,360	1,589
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	33
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,280
Metropolitan Water District of Southern California Revenue Bonds, (Westdeutsche Landes Bank Insured), Series 2000
1.050% due 07/01/2035 (a)	500	500
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	168
Metropolitan Water District Southern California Revenue Bonds, (SPA-Westdeutsche Landesbank Insured), Series 2000
0.800% due 07/01/2035 (a)	800	800
Metropolitan Water District Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001
0.970% due 07/01/2036 (a)	500	500
Milpitas, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,320
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	593
6.400% due 09/01/2031	700	716
Newport Beach, California Revenue Bonds, Series 1992
0.990% due 10/01/2022 (a)	1,100	1,100
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	605	671
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	471
5.700% due 08/15/2012	485	500
5.800% due 08/15/2013	600	619
6.200% due 08/15/2018	1,025	1,055
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2010	1,085	1,172
4.500% due 09/01/2011	1,075	1,161
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,751

12 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	$1,000	$1,158
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 08/15/2010	2,510	2,785
Pacific Housing & Finance Agency, California Revenue Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004	250	251
Pomona, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,812
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	558
Redding, California Electric System Revenue Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019	500	510
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	281
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	900	1,150
San Diego County, California Certificate of Participation, Series 2001
5.000% due 10/01/2009	1,545	1,691
San Diego County, California Water Authority Certificates of Participation, Series 2004
8.730% due 05/01/2032 (a)	4,500	4,650
San Diego, California Water District Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	688
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	325
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	970	1,035
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	696
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,087
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	110	131
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	556
Santa Margarita/Dana Point, California Authority Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	164
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	512
Southeast Resource Recovery Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	1,125	1,257
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	125
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,283
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	3,410	3,784
Vernon, California Electric Systems Revenue Bonds, Series 2003
5.000% due 04/01/2010	1,135	1,200

		91,559

Hawaii 1.2%

Hawaii State General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 09/01/2013	1,325	1,500

Illinois 1.2%

Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.970% due 07/01/2012 (a)	1,400	1,480

Louisiana 1.3%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,708

New Jersey 0.3%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	250	285
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	145

		430

Puerto Rico 12.5%

Puerto Rico Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,024
Puerto Rico Commonwealth General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,158
Puerto Rico Commonwealth General Obligation Bonds, (MBIA Insured), Series 2004
11.670% due 07/01/2012 (a)	2,663	3,846
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	1,000	1,175
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013 $	250	291
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,295
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	167
Puerto Rico Electric Power Authority Revenue Bonds, (FSA Insured), Series 2004
9.170% due 07/01/2012 (a)	2,500	3,194
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027	3,250	3,663

		15,813

Texas 0.2%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.640% due 02/15/2024 (a)	250	261

Virgin Islands 4.7%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,604
5.500% due 10/01/2008	3,000	3,235
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,072

		5,911

Washington 3.6%

Tobacco Settlement of Washington Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,750	4,505

Total Municipal Bonds & Notes (Cost $119,973)		123,167

SHORT-TERM INSTRUMENTS 2.3%

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $135. Repurchase proceeds are $130.)	130	130

U.S. Treasury Bills 2.2%
1.618% due 12/02/2004-12/16/2004 (b)(c)(d)	2,810	2,799

Total Short-Term Instruments (Cost $2,931)		2,929

Total Investments 99.7% (Cost $ 122,904)		$126,096

Written Options (f) (0.4%) (Premiums $ 415)		(514)

Other Assets and Liabilities (Net) 0.7%		864

Net Assets 100.0%		$126,446

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 13

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

September 30, 2004 (Unaudited)

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $1,245 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(d)	Securities with an aggregate market value of $1,554 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Short Futures	12/2004	199	$(350)

e)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	02/07/2002 and 08/29/2002	$1,300	$1,365	1.08%

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	101	$333	$458
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	63	53	36
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	60	29	20

				$415	$514

(g)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month LIBOR	Receive	6.000%	12/15/2024	$11,700	$(1,189)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009	34,000	1,407

						$218

14 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

Schedule of Investments

California Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 96.0%

Arkansas 2.0%

University of Arkansas Revenue Bonds, (FSA Insured), Series 2004
5.000% due 12/01/2013	$300	$335

California 73.8%

California Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 1999
0.000% due 09/01/2010 (a)	500	410
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	250	279
California State Economic Recovery Revenue Bonds, Series 2004
19.890% due 07/01/2008 (b)	200	293
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (d)	250	263
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	401
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	271
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	410
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	131
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	154
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	601
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2010	250	280
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2022	500	527
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.500% due 07/01/2011	500	571
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 07/01/2019	750	828
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	556
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	500	555
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2011	500	540
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	866
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	463
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2011	750	835
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	416
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	768
San Bernardino County, California Certificate of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	52
San Diego County, California Water Authority Certificate of Participation, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,000	1,017
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	111
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	300	348
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	556

		12,558

Louisiana 3.8%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	640

Massachusetts 0.6%

Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	110

New Jersey 3.4%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (b)	500	570

New York 6.0%

New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,000	1,016

Puerto Rico 2.3%

Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027	350	394

Virgin Islands 4.1%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	437
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	268

		705

Total Municipal Bonds & Notes (Cost $15,830)		16,328

SHORT-TERM INSTRUMENTS 3.0%

Repurchase Agreement 2.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $363. Repurchase proceeds are $353.)	353	353

U.S. Treasury Bills 0.9%

1.643% due 12/16/2004 (c)	160	159

Total Short-Term Instruments (Cost $512)		512

Total Investments 99.0% (Cost $16,342)		$16,840

Written Options (e) (0.2%) (Premiums $34)		(30)

Other Assets and Liabilities (Net) 1.2%		206

Net Assets 100.0%		$17,016

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Variable rate security.
(c)	Securities with an aggregate market value of $159 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Short Futures	12/2004	15	$(2)
U.S. Treasury 30-Year Bond Short Futures	12/2004	21	(21)

			$(23)

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 15

Schedule of Investments (Cont.)

California Municipal Bond Fund

September 30, 2004 (Unaudited)

(d)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	02/07/2002	$250	$263	1.55%

(e)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	3	$10	$14
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	8	7	5
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	35	17	11

				$34	$30

16 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

Schedule of Investments

Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 98.9%

Alabama 0.8%

Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,364
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	360	368

		2,732

Alaska 0.2%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	548

Arizona 1.5%

Maricopa County, Arizona Peoria Unified School District No. 11 General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2011	3,000	3,331
Phoenix Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	245	248
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,317

		4,896

California 4.2%

Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,666
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2004
17.325% due 07/01/2011 (a)	4,000	6,179
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,582
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350	356
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,319
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	345
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	362
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	170	173
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,023

		14,005

Colorado 2.3%

Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 12/15/2015	3,750	4,294
Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	155	161
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	60	62
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	95	97
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,460
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,444

		7,518

Connecticut 3.8%

Connecticut State General Obligation Bonds, Series 2001
9.101% due 12/15/2012 (a)	5,000	6,521
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2003
1.650% due 07/01/2037 (a)	700	700
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
8.710% due 01/15/2011 (a)	2,500	3,047
University of Connecticut General Obligation Bonds, Series 2002
5.375% due 04/01/2019	2,230	2,469

		12,737

Florida 5.1%

Coral Gables, Florida Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2029	2,000	2,045
Florida State Environmental Protection Preservation Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 07/01/2010	1,335	1,494
Florida State General Obligation Bonds, Series 2004
8.640% due 07/01/2011 (a)	3,103	3,798
Hillsborough County, Florida Utilities Revenue Bonds, (FGIC Insured) Series 2003
5.000% due 08/01/2011	2,500	2,783
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	342
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,240
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
5.805% due 10/01/2015 (a)	500	512
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	978

		17,192

Georgia 0.8%

Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,414
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	233
Georgia State Road & Tollway Authority Revenue Bonds, (ST GTD Insured), Series 2001
5.250% due 03/01/2012	1,000	1,133

		2,780

Hawaii 0.5%

Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	520	524
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,116

		1,640

Illinois 9.6%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	465
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,166
Chicago, Illinois Board of Education General Obligation Bonds, Series 1999
0.000% due 12/01/2031	1,000	232
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,029
Chicago, Illinois Metropolitan Water Reclamation District-Greater Chicago, Series 2002
5.000% due 12/01/2011	2,300	2,552
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,382
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	95
0.000% due 12/01/2012	135	98
0.000% due 12/01/2014	255	167
0.000% due 12/01/2015	1,885	1,174
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	455
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.970% due 07/01/2012 (a)	2,000	2,114
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	833
Illinois State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,778

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 17

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Illinois State Sales Tax Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/15/2011	$3,000	$3,315
Kendall, Kane & Will Counties, Illinois Community Unit School District No 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	3,000	2,188
Lake Cook, Dane & McHenry Counties Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	3,059
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,128
9.000% due 02/01/2009	650	811
9.000% due 02/01/2011	690	909
9.000% due 02/01/2012	1,065	1,438
Sangamon County School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	844

		32,232

Indiana 3.2%

Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,496
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	306
4.400% due 01/15/2012	170	180
4.500% due 01/15/2013	190	200
4.650% due 01/15/2014	210	221
4.750% due 07/15/2009	200	218
4.750% due 01/15/2015	235	248
4.850% due 01/15/2016	295	311
5.000% due 07/15/2010	180	198
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	838
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,209
Pike, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 01/15/2011	4,000	4,402
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	446
5.200% due 02/01/2012	230	253
5.500% due 02/01/2015	180	200

		10,726

Kentucky 1.7%

Kentucky Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	3,000	3,367
Kentucky State Turnpike Authority Economic Development Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2010	2,000	2,265

		5,632

Louisiana 2.1%

Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	245	267
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
8.630% due 04/01/2019 (a)	2,850	3,269
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	854
8.885% due 05/15/2039 (a)	3,500	2,562

		6,952

Massachusetts 0.8%

Commonwealth of Massachusetts General Obligation Bonds (FSA Insured), Series 2002
5.500% due 11/01/2011	1,000	1,141
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	55	55
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	419
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	220
4.800% due 11/01/2008	90	95
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	567

		2,497

Michigan 2.9%

Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,860
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,110
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,616
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	58
Rochester Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,114
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	837

		9,595

Minnesota 0.5%

Dakota County, Minnesota Community Development Agency Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	385	407
5.400% due 07/20/2028	1,265	1,321

		1,728

Mississippi 0.7%

Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,349

Missouri 1.3%

Kansas City, Missouri School District Building Revenue Bonds, (FGIC Insured), Series 2004
8.770% due 02/01/2010 (a)	1,793	2,166
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	900	1,034
5.750% due 07/01/2014	350	396
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	750	796

		4,392

New Jersey 11.3%

New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	5,000	4,851
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,157
5.600% due 01/01/2012	1,000	1,004
6.375% due 04/01/2018	1,500	1,847
6.375% due 04/01/2031	10,000	12,311
6.500% due 04/01/2031	2,115	2,386
6.800% due 04/01/2018 (a)	250	285
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,123
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	593
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,103
New Jersey State Transit Corp. Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.500% due 09/15/2013	5,000	5,729
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,393

		37,782

New Mexico 1.9%

New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 06/15/2012 (a)	5,000	6,161
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007	315	312

		6,473

New York 6.9%

Madison County, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2039	2,000	2,037
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,848

18 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	$1,000	$1,112
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,876
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	3,800	4,400
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,351
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	3,550	3,630

		23,254

North Carolina 1.8%

Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	588
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,120
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,397

		6,105

Ohio 3.9%

Ohio State General Obligation Bonds, Series 2004-A
5.000% due 06/15/2012	1,935	2,160
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,213
5.375% due 12/01/2021	1,750	1,919
State of Ohio General Obligation Bonds, Series 2004
5.000% due 05/01/2011 (a)	2,500	3,055
5.000% due 06/15/2011 (a)	3,910	4,792

		13,139

Oklahoma 1.7%

Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,628
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	4,585	907

		5,535

Oregon 0.3%

Lane County, Oregon School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2010	1,000	1,111

Pennsylvania 0.3%

Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	104
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	778

		882

Puerto Rico 0.3%

Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	860
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	174

		1,034

Rhode Island 2.2%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,068
6.250% due 06/01/2042	6,025	5,320

		7,388

South Carolina 1.0%

Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,141
South Carolina State General Obligation Bonds, Series 2002
5.000% due 01/01/2011	2,105	2,342

		3,483

Tennessee 3.7%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
8.640% due 12/01/2010 (a)	7,050	8,515
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,050
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,036
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,031
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	779

		12,411

Texas 10.3%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,964
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	840	896
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,660
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
5.250% due 12/01/2016	1,690	1,873
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	266
Houston, Texas Airport System Revenue Bonds, Series 2001-E
6.750% due 07/01/2029	1,000	790
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
8.560% due 07/01/2025 (a)	2,500	2,537
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	382
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,118
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	6,000
Lower Neches Valley, Texas Authority Industrial Development Revenue Bonds, Series 2001
1.650% due 11/01/2029 (a)	2,000	2,000
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.010% due 02/15/2018	1,000	470
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,123
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	272
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,810
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	835
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,084
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,078
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,132
San Jacinto, Texas Community College District General Obligation Ltd. Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	235
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	2,000	2,035
4.850% due 09/01/2012	1,335	1,347
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,537

		34,444

Virgin Islands 0.5%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,609

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 19

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Virginia 0.9%

Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	$1,000	$1,053
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,079
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,027

		3,159

Washington 3.9%

Tobacco Settlement of Washington Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,742
University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,772
Walla Walla County School District Revenue Bonds, (AMBAC Insured), Series 1998
6.000% due 12/01/2010	1,175	1,362
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,143

		13,019

West Virginia 0.8%

Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,706

Wisconsin 5.2%

Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,585
5.000% due 10/01/2019	1,040	1,161
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	398
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,170	1,230
4.700% due 11/01/2012	1,555	1,635
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, Series 2002
4.700% due 05/01/2012	1,275	1,340
Wisconsin State Clean Water Revenue Bonds, Series 2002
8.830% due 06/01/2023 (a)	350	398
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	2,000	2,223
8.640% due 05/01/2010 (a)	2,500	3,058
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,247
Wisconsin State Transportation Revenue Bonds, Series 1993
5.000% due 07/01/2011	1,000	1,104

		17,379

Total Municipal Bonds & Notes (Cost $319,017)		331,064

SHORT-TERM INSTRUMENTS 2.6%

Repurchase Agreement 0.4%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $1,269. Repurchase proceeds are $1,241.)	1,241	1,241

U.S. Treasury Bills 2.2%
1.619% due 12/02/2004-12/16/2004 (c)(d)(e)	7,520	7,492

Total Short-Term Instruments (Cost $8,737)		8,733

Total Investments 101.5% (Cost $327,754)		$339,797
Written Options (g) (0.5%) (Premiums $1,333)		(1,558)

Other Assets and Liabilities (Net) (1.0%)		(3,305)

Net Assets 100.0%		$334,934

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security becomes interest bearing at a future date.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,744 have been pledged as collateral for swap contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $5,748 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Municipal Bond Index December Long Futures	12/2004	12	$(7)
U.S. Treasury 30-Year Bond Short Futures	12/2004	256	(412)

			$(419)

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	$52,800	$616

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	286	$942	$1,296
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	170	143	98
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	500	248	164

				$1,333	$1,558

20 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 98.0%

New York 87.6%

Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	$150	$165
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	513
Long Island, New York Power Electric System Authority Revenue Bonds, Series 2003
5.000% due 06/01/2008	250	269
Monroe County, New York General Obligation Bonds, (MBIA-IBC Insured), Series 1996
5.125% due 03/01/2010	500	553
Nassau County, New York Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,112
New York City, New York General Obligation Bonds, (AMBAC Insured), Series 1990
5.750% due 08/01/2011	250	288
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	239
New York City, New York Individual Development Agency Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032	150	110
New York City, New York Individual Development Agency Special Facilities Revenue Bonds, Series 1997
5.650% due 10/01/2028	150	139
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	246
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	572
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	543
5.250% due 11/01/2011	600	677
5.250% due 02/01/2029	500	554
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 08/01/2010	395	436
New York Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	205
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	288
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	163
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	505
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
7.700% due 08/15/2022 (a)	250	262
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	560
5.000% due 10/01/2030	750	766
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	279
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	153
New York State Dormitory Authority Revenue Bonds, Series 2001
5.500% due 07/01/2030	200	209
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	400	463
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series 2002
5.000% due 06/15/2012	500	560
5.000% due 06/15/2014	400	442
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	105
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	162
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993-E
6.000% due 04/01/2014	320	377
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	562
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	559
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	495	545
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	562
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	266
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	556
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	565
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	300	307
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	704

		16,541

Puerto Rico 8.3%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	116
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	588
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	233
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027	550	620

		1,557

Texas 0.7%

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	126

Virgin Islands 1.4%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	268

Total Municipal Bonds & Notes (Cost $18,024)		18,492

SHORT-TERM INSTRUMENTS 1.5%

Repurchase Agreement 0.7%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Federal Home Loan Bank 1.958% due 03/05/2018 valued at $ 134. Repurchase proceeds are $129.)	129	128

U.S. Treasury Bill 0.8%
1.641% due 12/16/2004 (b)	160	160

Total Short-Term Instruments (Cost $288)		288

Total Investments 99.5% (Cost $8,312)		$18,780

Written Options (c) (0.2%) (Premiums $43)		(43)

Other Assets and Liabilities (Net) 0.7%		135

Net Assets 100.0%		$18,872

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities with an aggregate market value of $159 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Short Futures	12/2004	20	$(3)
U.S. Treasury 30-Year Bond Short Futures	12/2004	10	(10)

			$(13)

(c)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	6	$20	$27
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	10	8	6
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	30	15	10

				$43	$43

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 21

Schedule of Investments

Short Duration Municipal Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 102.0%

Alaska 1.6%

Anchorage, Alaska General Obligation Bonds, (MBIA Insured), Series 2000
5.250% due 09/01/2007	$2,890	$3,149
Fairbanks, Alaska North Star Borough General Obligation Bonds, (MBIA Insured), Series 1993
5.500% due 03/01/2007	2,755	2,983
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2000
0.000% due 06/30/2008	1,345	1,212

		7,344

Arizona 2.1%

Greater Arizona Development Authority Infrastructure Revenue Bonds, Series 2004
4.500% due 08/01/2005	1,070	1,093
Pima County, Arizona Unified School District No. 16 Catalina Foothills General Obligation Bonds, (FSA Insured), Series 2004
4.250% due 07/01/2006	500	520
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2004
5.000% due 01/01/2011	3,000	3,330
Tucson, Arizona Water Revenue Bonds, (FGIC Insured), Series 2002
5.500% due 07/01/2009	2,290	2,574
University of Arizona Certificates of Participation Bonds, (AMBAC Insured), Series 2004
5.250% due 06/01/2008	2,075	2,288

		9,805

California 11.6%

California School Cash Reserve Program Authority Revenue Notes, Series 2004
3.000% due 07/06/2005	1,000	1,010
California State Economic Recovery General Obligation Bonds, Series 2004
3.000% due 07/01/2023	1,750	1,788
5.000% due 07/01/2008	25,560	27,941
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,828
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.700% due 11/01/2029	1,000	1,012
California Statewide Communities Development Authority Revenue Bonds, Series 2004-F
2.300% due 04/01/2033 (a)	4,700	4,688
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	10,640	10,653
Los Angeles County, California Tax & Revenue Anticipation Notes, Series 2004
3.000% due 06/30/2005	1,000	1,010
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	915
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2003
5.000% due 11/15/2007	2,000	2,181

		55,026

Colorado 1.5%

Arapahoe County, Colorado Capital Improvement Highway Revenue Bonds, Series 1986
0.000% due 08/31/2026	2,000	411
Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,578

		6,989

Connecticut 0.2%

New Britain Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	142
4.000% due 04/15/2007	560	581

		723

Delaware 1.2%

Delaware Transportation Authority Motor Fuel Tax Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2009	5,000	5,501

Florida 3.0%

Collier County, Florida Gas Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2009	1,865	2,049
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	702
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	962
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,354
Gulf Breeze Florida Revenue Bonds, (MBIA Insured), Series 1997
7.172% due 12/01/2017 (a)	500	525
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	370	397
Orlando, Florida Utilities Commission Revenue Bonds, Series 2004
5.250% due 07/01/2009	5,000	5,552
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
7.535% due 10/01/2015 (a)	750	769

		14,310

Georgia 0.6%

Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2010	1,000	1,211
Georgia State General Obligation Bonds, Series 2000
6.000% due 07/01/2008	1,425	1,611

		2,822

Illinois 9.1%

Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,515
Chicago, Illinois Public Building Commission Building Revenue Bonds, (FGIC Insured), Series, 1999
5.250% due 12/01/2018	475	543
5.500% due 02/01/2006	1,000	1,047
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,276
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
5.875% due 11/15/2022	2,000	2,187
6.500% due 11/15/2009	3,750	4,412
Cook County, Illinois High School District No. 205 General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 12/01/2004	2,600	2,593
0.000% due 06/01/2005	500	494
Illinois Educational Facilities Authority Revenue Bonds, (Connie Lee Insured), Series 1996-B
6.200% due 05/15/2016	1,535	1,673
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.570% due 07/01/2012 (a)	300	317
Illinois Finance Authority Revenue Bonds, Series 2004
5.250% due 11/15/2012	1,000	1,099
Illinois Health Facilities Authority Revenue Bonds, Series 1977
6.700% due 10/01/2005	255	261
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	185	194
Illinois Metropolitan Pier & Exposition Dedicated State Tax Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 12/15/2006	3,740	4,069
Illinois State General Obligation Bonds, (MBIA Insured), Series 1995
5.750% due 02/01/2008	300	310
Illinois State General Obligation Bonds, (MBIA Insured), Series 2000
5.500% due 12/01/2007	1,800	1,981
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,251
Illinois State General Obligation Bonds, Series 2002
5.000% due 08/01/2007	6,090	6,557
Illinois State General Obligation Bonds, Series 2004
5.000% due 03/01/2006	3,000	3,130
Illinois State Sales Tax Revenue Bonds, Series 2004
5.000% due 06/15/2011	1,225	1,355
Kendall, Kane & Will Counties, Illinois Community Unit School District No 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	2,000	1,459
Lake County, Illinois Community High School District No. 127 General Obligation Bonds, (FGIC Insured), Series 2002
9.000% due 02/01/2005	1,000	1,023

22 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2008	$1,225	$1,085
0.000% due 10/01/2010	15	12

		42,843

Kansas 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	393

Maryland 1.1%

Maryland State General Obligation Bonds, Series 2002
5.000% due 02/01/2007	5,000	5,352

Massachusetts 4.2%

Massachusetts Bay, Massachusetts Transportation Authority Sales Tax Revenue Bonds, Series 2004
6.136% due 07/01/2020 (a)	7,005	7,036
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	10	10
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018 (a)	1,400	1,423
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,099
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,764
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,107
Massachusetts State General Obligation Bonds, Series 2001
5.250% due 12/01/2007	1,000	1,092
Massachusetts State General Obligation Bonds, Series 2004
5.000% due 08/01/2007	3,000	3,232
Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,987

		19,750

Michigan 6.7%

Clintondale, Michigan Community Schools General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,068
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,772
5.250% due 06/01/2010	5,000	5,578
Michigan Municipal Bond Authority Revenue Bonds, Series 2004
5.000% due 10/01/2009	2,500	2,767
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,739
Michigan State Comprehensive Transportation Revenue Bonds, (FSA Insured), Series 2002
5.250% due 05/15/2009	1,000	1,112
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,208
Michigan State Strategic Funding Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,631
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	5,030	5,594

		31,469

Minnesota 1.8%

Minnesota State General Obligation Bonds, Series 2000
5.375% due 11/01/2008	5,000	5,582
Minnesota State General Obligation Bonds, Series 2004
8.220% due 10/01/2009 (a)	2,500	3,046

		8,628

Missouri 0.8%

Missouri State Board of Public Buildings Revenue Bonds, Series 2001
5.750% due 05/01/2008	1,000	1,117
Missouri State Board of Public Buildings Revenue Bonds, Series 2003
5.250% due 10/15/2008	1,520	1,687
Missouri State Health & Educational Facilities Authority Revenue Bonds, (J.P. Morgan Chase Bank Insured), Series 2000
1.650% due 03/01/2040 (a)	1,200	1,200

		4,004

Nebraska 1.3%

Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 01/01/2010	3,440	3,792
University of Nebraska Revenue Bonds, Series 2004
5.000% due 11/01/2006	2,050	2,171

		5,963

New Jersey 3.1%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	616
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,103
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 1999
5.500% due 06/15/2008	5,000	5,537
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2007	5,570	5,962
5.000% due 06/15/2010	320	351
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,207

		14,776

New Mexico 3.2%

New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 06/15/2007	3,205	3,443
New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,617
New Mexico State Severance Special Tax Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2007	6,545	7,017
New Mexico State Severance Special Tax Bonds, Series 2001
5.000% due 07/01/2007	1,000	1,075

		15,152

New York 8.2%

New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,454
New York City Municipal Water Finance Authority Revenue Bonds, (Dexia Credit Local FRNC Insured), Series 2000
1.110% due 06/15/2033 (a)	800	800
New York City Transitional Finance Authority Revenue Bonds, Series 2003
5.250% due 02/01/2012	2,405	2,718
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	800	926
New York State Environmental Facilities Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2010	2,000	2,197
New York State General Obligation Bonds, (Morgan Guaranty Trust Insured), Series 1993
2.250% due 08/15/2019	2,830	2,830
New York State Local Government Assistance Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	556
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2007	3,000	3,232
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,320
New York State Transitional Finance Authority Revenue Bonds, Series 2004-D-1
5.000% due 11/01/2010	3,000	3,318
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,773
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,234
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,742
Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2012	4,000	4,193
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	1,700	1,739
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	1,879

		38,911

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 23

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
North Carolina 1.3%

Guilford County, North Carolina General Obligation Bonds, Series 2004
4.000% due 10/01/2022	$5,000	$5,253
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,120

		6,373

Ohio 4.9%

Cincinnati, Ohio School District General Obligation Bonds, (FSA Insured), Series 2002
4.500% due 06/01/2007	1,065	1,129
Cleveland, Ohio Public Power System Revenue Bonds, (MBIA Insured), Series 1994-A
0.000% due 11/15/2008	5,480	4,898
Cuyahoga County, Ohio General Obligation Bonds, Series 2000
5.000% due 12/01/2007	2,000	2,167
Ohio State Common Schools General Obligation Bonds, Series 2003
5.000% due 06/15/2007	1,740	1,873
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,572
Ohio State Infrastructure Improvement General Obligation Bonds, Series 1998
5.500% due 08/01/2008	3,370	3,748
Ohio State Mental Health Capability Facilities Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,635
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,228

		23,250

Oklahoma 1.4%

Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,660
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	175	184

		6,844

Oregon 1.2%

Oregon State Department of Administrative Services Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2009	5,030	5,545

Pennsylvania 0.7%

Beaver Falls, Pennsylvania Municipal Authority Water & Hydroelectric Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2007	1,390	1,492
Deer Lakes, Pennsylvania School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	140	142
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	554
Pennsylvania State General Obligation Bonds, Series 2002
5.250% due 02/01/2010	1,000	1,114

		3,302

Puerto Rico 1.1%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2003
5.000% due 07/01/2018	2,000	2,153
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	287
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,865

		5,305

South Carolina 2.2%

South Carolina State Public Service Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2010	6,090	6,729
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010	3,300	3,663

		10,392

Tennessee 1.7%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
8.220% due 12/01/2010 (a)	6,300	7,609
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	380	422

		8,031

Texas 11.1%

Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,212
Austin, Texas Independent School District General Obligation Bonds, (MBIA Insured), Series 1999
5.250% due 08/01/2007	2,350	2,546
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,712
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
4.250% due 12/01/2004	800	803
Fort Worth, Texas Water & Sewage Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,777

Fort Worth, Texas Water & Sewer Revenue Bonds, Series 2003
5.000% due 02/15/2007	3,245	3,462
Harris County Flood Control District, Texas General Obligation Bonds, Series 2004
5.000% due 10/01/2011	5,005	5,552
Harris County, Texas Capital Appreciation General Obligation Bonds, Series 1991
0.000% due 08/01/2008	8,005	7,182
Harris County, Texas General Obligation Bonds, Series 2004
4.000% due 10/01/2006	1,000	1,040
Harris County, Texas Municipal Utility District No. 203 General Obligation Bonds, (MBIA Insured), Series 1990
0.000% due 09/01/2015	240	112
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,157
6.800% due 12/15/2011	3,000	3,657
Kerrville Independent School District, Texas General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2013	2,190	2,431
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	417
Lower Colorado River Authority Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	458
Odessa, Texas Junior College District Revenue Bonds, Series 1995
8.125% due 12/01/2018	260	278
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	825	933
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,173
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2007	2,000	2,145
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	754
University of Texas Revenue Bonds, Series 2004-B
5.250% due 08/15/2013	9,355	10,608

		52,409

Utah 2.9%

Utah State General Obligation Bonds, Series 2002
5.375% due 07/01/2011	10,000	11,387
Utah State General Obligation Bonds, Series 2002-A
5.000% due 07/01/2007	1,800	1,942
Utah Water Financing Agency Revenue Bonds, (AMBAC Insured), Series 2002
3.500% due 07/01/2005	300	304

		13,633

Virginia 1.3%

Chesapeake Bay, Virginia Board & Tunnel District Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 07/01/2009	1,040	1,150
Virginia State Public School Authority Revenue Bonds, Series 2003
5.250% due 08/01/2010	4,640	5,202

		6,352

Washington 7.7%

Energy Northwest Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	2,250	2,497
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,617

24 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
Northwest Washington Energy & Electric Revenue Bonds, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,715
Pierce County, Washington School District No. 3 Puyallup General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2011	5,990	6,650
5.000% due 06/01/2013	6,955	7,744
Tobacco Settlement of Washington Authority Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,224
Washington State Motor Vehicle Fuel General Obligation Bonds, Series 2001-D
5.000% due 01/01/2012	2,000	2,173
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2008	1,775	1,566
Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,088
Washington State Public Power Supply System Revenue Bonds, Series 1994
6.000% due 07/01/2007	2,750	3,023

		36,297

Washington, D.C. 0.1%

District of Columbia General Obligation Bonds, (AMBAC Insured), Series 1993
5.400% due 06/01/2006	555	586

West Virginia 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	130	151

Wisconsin 3.0%

Badger Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,259
5.500% due 06/01/2005	5,635	5,705
Marshfield, Wisconsin Hospital Facilities Revenue Bonds, Series 1978
6.625% due 04/01/2006	345	353
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.000% due 04/01/2007	275	281
3.750% due 04/01/2009	240	250
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,095	1,144
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,335
Wisconsin State Petroleum Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,089

		14,416

Total Municipal Bonds & Notes (Cost $479,780)		482,647

SHORT-TERM INSTRUMENTS 2.1%

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $607. Repurchase proceeds are $590.)	590	590

U.S. Treasury Bills 2.0%

1.624% due 12/16/2004 (b)(c)	9,255	9,221

Total Short-Term Instruments (Cost $9,813)		9,811

Total Investments 104.1% (Cost $489,593)		$492,458

Written Options (d) (0.5%) (Premiums $1,754)		(2,152)

Other Assets and Liabilities (Net) (3.6%)		(17,295)

Net Assets 100.0%		$473,011

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities with an aggregate market value of $3,239 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(c)	Securities with an aggregate market value of $5,982 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Short Futures	12/2004	331	$(700)

(d)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$108.000	11/24/2004	419	$1,380	$1,899
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	239	201	138
Put - CBOT U.S. Treasury Note December Futures	108.000	11/26/2004	350	173	115

				$1,754	$2,152

(e)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014	$29,300	$(2,048)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	67,400	787

						$1,261

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 25

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) **(a)	Net Realized/ Unrealized Gain (Loss) on Investments **(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal Bond Fund

Class A
09/30/2004 +	$10.22	$0.19	$(0.15)	$0.04	$(0.19)	$0.00
03/31/2004	10.22	0.37	0.00	0.37	(0.37)	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)	(0.40)
03/31/2001	10.05	0.43	0.57	1.00	(0.42)	(0.03)
10/19/1999 - 03/31/2000	9.94	0.18	0.12	0.30	(0.17)	(0.02)

California Municipal Bond Fund

Class A
09/30/2004 +	$10.42	$0.18	$(0.16)	$0.02	$(0.18)	$0.00
03/31/2004	10.36	0.37	0.10	0.47	(0.37)	(0.04)
03/31/2003	10.02	0.41	0.36	0.77	(0.42)	(0.01)
03/31/2002	10.35	0.32	0.08	0.40	(0.34)	(0.39)
07/31/2000 - 03/31/2001	10.35	0.27	0.46	0.73	(0.30)	(0.43)

Municipal Bond Fund

Class A
09/30/2004 +	$10.32	$0.20	$(0.14)	$0.06	$(0.20)	$0.00
03/31/2004	10.18	0.38	0.13	0.51	(0.37)	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)
03/31/2002	10.02	0.47	0.12	0.59	(0.47)	(0.11)
03/31/2001	9.47	0.44	0.55	0.99	(0.44)	0.00
03/31/2000	10.12	0.43	(0.65)	(0.22)	(0.43)	0.00
Class B
09/30/2004 +	10.32	0.16	(0.14)	0.02	(0.16)	0.00
03/31/2004	10.18	0.30	0.14	0.44	(0.30)	0.00
03/31/2003	10.03	0.34	0.19	0.53	(0.35)	(0.03)
03/31/2002	10.02	0.39	0.12	0.51	(0.39)	(0.11)
03/31/2001	9.47	0.37	0.55	0.92	(0.37)	0.00
03/31/2000	10.12	0.36	(0.65)	(0.29)	(0.36)	0.00
Class C
09/30/2004 +	10.32	0.17	(0.14)	0.03	(0.17)	0.00
03/31/2004	10.18	0.32	0.14	0.46	(0.32)	0.00
03/31/2003	10.03	0.37	0.18	0.55	(0.37)	(0.03)
03/31/2002	10.02	0.42	0.12	0.54	(0.42)	(0.11)
03/31/2001	9.47	0.39	0.55	0.94	(0.39)	0.00
03/31/2000	10.12	0.38	(0.65)	(0.27)	(0.38)	0.00

New York Municipal Bond Fund

Class A
09/30/2004 +	$10.87	$0.16	$(0.09)	$0.07	$(0.16)	$0.00
03/31/2004	10.68	0.32	0.21	0.53	(0.32)	(0.02)
03/31/2003	10.35	0.37	0.48	0.85	(0.40)	(0.12)
03/31/2002	10.64	0.44	0.18	0.62	(0.45)	(0.46)
03/31/2001	9.94	0.43	0.77	1.20	(0.41)	(0.09)
10/19/1999 - 03/31/2000	9.90	0.16	0.07	0.23	(0.17)	(0.02)

Short Duration Municipal Income Fund

Class A
09/30/2004 +	$10.17	$0.11	$(0.09)	$0.02	$(0.11)	$0.00
03/31/2004	10.16	0.17	0.01	0.18	(0.17)	0.00
03/31/2003	10.17	0.22	(0.01)	0.21	(0.22)	0.00
Class C
09/30/2004 +	10.17	0.10	(0.09)	0.01	(0.10)	0.00
03/31/2004	10.16	0.14	0.01	0.15	(0.14)	0.00
03/31/2003	10.17	0.19	(0.01)	0.18	(0.19)	0.00

26 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets **		Portfolio Turnover Rate
California Intermediate Municipal Bond Fund

Class A
09/30/2004 +	$(0.19)	$10.07	0.38%	$47,959	0.90	%*	3.70	%*	46%
03/31/2004	(0.37)	10.22	3.73	47,407	0.90		3.69		137
03/31/2003	(0.46)	10.22	5.13	58,325	0.87	(f)	3.86		101
03/31/2002	(0.83)	10.16	3.76	22,828	0.86	(b)	4.39		94
03/31/2001	(0.45)	10.60	10.19	29,035	0.86	(b)	4.19		257
10/19/1999 - 03/31/2000	(0.19)	10.05	2.94	1,793	0.85	*(c)	3.96	*	357

California Municipal Bond Fund

Class A
09/30/2004 +	$(0.18)	$10.26	0.23%	$5,074	0.90	%*	3.53	%*	27%
03/31/2004	(0.41)	10.42	4.63	5,086	0.90		3.60		157
03/31/2003	(0.43)	10.36	7.74	5,830	0.87	(f)	3.97		221
03/31/2002	(0.73)	10.02	3.81	2,037	0.87	(b)	3.10		164
07/31/2000 - 03/31/2001	(0.73)	10.35	7.72	706	0.85	*(d)	3.89	*	338

Municipal Bond Fund

Class A
09/30/2004 +	$(0.20)	$10.18	0.57%	$55,724	0.90	%*	3.88	%*	40%
03/31/2004	(0.37)	10.32	5.15	60,742	0.90		3.66		115
03/31/2003	(0.45)	10.18	6.08	65,254	0.86	(f)	4.05		108
03/31/2002	(0.58)	10.03	5.94	21,295	0.85		4.60		231
03/31/2001	(0.44)	10.02	10.74	11,381	0.85		4.52		306
03/31/2000	(0.43)	9.47	(2.16)	8,666	0.85		4.44		145
Class B
09/30/2004 +	(0.16)	10.18	0.20	44,520	1.65	*	3.12	*	40
03/31/2004	(0.30)	10.32	4.36	46,467	1.65		2.90		115
03/31/2003	(0.38)	10.18	5.29	43,553	1.61	(f)	3.32		108
03/31/2002	(0.50)	10.03	5.15	18,535	1.60		3.85		231
03/31/2001	(0.37)	10.02	9.92	8,513	1.60		3.79		306
03/31/2000	(0.36)	9.47	(2.89)	5,314	1.60		3.69		145
Class C
09/30/2004 +	(0.17)	10.18	0.32	75,068	1.40	*	3.37	*	40
03/31/2004	(0.32)	10.32	4.62	81,894	1.40		3.16		115
03/31/2003	(0.40)	10.18	5.55	92,101	1.36	(f)	3.59		108
03/31/2002	(0.53)	10.03	5.42	48,265	1.35		4.10		231
03/31/2001	(0.39)	10.02	10.20	30,539	1.35		4.06		306
03/31/2000	(0.38)	9.47	(2.64)	28,674	1.35		3.94		145

New York Municipal Bond Fund

Class A
09/30/2004 +	$(0.16)	$10.78	0.71%	$14,931	0.90	%*	3.07	%*	9%
03/31/2004	(0.34)	10.87	5.04	16,328	0.90		2.96		147
03/31/2003	(0.52)	10.68	8.36	11,739	0.88	(f)	3.49		227
03/31/2002	(0.91)	10.35	6.09	2,210	0.87	(b)	4.22		204
03/31/2001	(0.50)	10.64	12.38	186	0.86	(b)	4.15		973
10/19/1999 - 03/31/2000	(0.19)	9.94	2.30	10	0.89	*(b)(e)	3.68	*	270

Short Duration Municipal Income Fund

Class A
09/30/2004 +	$(0.11)	$10.08	0.21%	$247,351	0.85	%*	2.18	%*	56%
03/31/2004	(0.17)	10.17	1.78	261,909	0.85		1.65		226
03/31/2003	(0.22)	10.16	2.07	207,709	0.82	(f)	2.16		152
Class C
09/30/2004 +	(0.10)	10.08	0.06	66,335	1.15	*	1.89	*	56
03/31/2004	(0.14)	10.17	1.47	67,984	1.15		1.35		226
03/31/2003	(0.19)	10.16	1.77	45,755	1.12	(f)	1.88		152

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.63%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.43%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.88%.
(f)	Effective January 1, 2003, the administrative expense was increased to 0.40%.

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 27

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
Assets:

Investments, at value	$126,096	$16,840	$339,797	$18,780	$492,458
Cash	0	0	0	1	1,044
Receivable for Fund shares sold	126	3	344	31	2,344
Interest and dividends receivable	1,912	220	5,601	256	6,467
Variation margin receivable	81	44	839	7	674
Swap premiums paid	12	0	0	0	1,191
Unrealized appreciation on swap agreements	1,407	0	616	0	787

	129,634	17,107	347,197	19,075	504,965

Liabilities:

Payable for investments purchased	$0	$0	$6,406	$0	$13,588
Written options outstanding	514	30	1,558	43	2,152
Payable for Fund shares redeemed	57	13	809	129	10,310
Dividends payable	77	7	331	17	254
Accrued investment advisory fee	26	3	69	4	80
Accrued administration fee	30	4	92	6	136
Accrued distribution fee	0	0	62	0	17
Accrued servicing fee	10	1	41	4	73
Variation margin payable	0	33	735	0	539
Swap premiums received	1,285	0	2,160	0	2,757
Unrealized depreciation on swap agreements	1,189	0	0	0	2,048

	3,188	91	12,263	203	31,954

Net Assets	$126,446	$17,016	$334,934	$18,872	$473,011

Net Assets Consist of:

Paid in capital	$125,793	$16,799	$331,615	$18,590	$479,112
Undistributed (overdistributed) net investment income	301	2	(38)	(7)	(8)
Accumulated undistributed net realized (loss)	(2,610)	(265)	(8,658)	(166)	(6,600)
Net unrealized appreciation	2,962	480	12,015	455	507

	$126,446	$17,016	$334,934	$18,872	$473,011

Net Assets:

Class A	$47,959	$5,074	$55,724	$14,931	$247,351
Class B	0	0	44,520	0	0
Class C	0	0	75,068	0	66,335
Other Classes	78,487	11,942	159,622	3,941	159,325

Shares Issued and Outstanding:

Class A	4,762	495	5,475	1,385	24,547
Class B	0	0	4,374	0	0
Class C	0	0	7,375	0	6,583

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)

Class A	$10.07	$10.26	$10.18	$10.78	$10.08
Class B	0.00	0.00	10.18	0.00	0.00
Class C	0.00	0.00	10.18	0.00	10.08

Cost of Investments Owned	$122,904	$16,342	$327,754	$18,312	$489,593

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

28 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

Statements of Operations

Period ended September 30, 2004 (Unaudited)

Amounts in thousands	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
Investment Income:

Interest	$2,835	$349	$8,177	$393	$7,117
Miscellaneous income	0	0	0	1	4

Total Income	2,835	349	8,177	394	7,121

Expenses:

Investment advisory fees	154	20	428	25	469
Administration fees	180	22	566	38	814
Distribution fees - Class B	0	0	167	0	0
Distribution fees - Class C	0	0	193	0	102
Servicing fees - Class A	57	6	70	19	319
Servicing fees - Class B	0	0	56	0	0
Servicing fees - Class C	0	0	96	0	85
Distribution and/or servicing fees - Other Classes	8	0	55	4	45
Interest expense	1	0	4	0	3

Total Expenses	400	48	1,635	86	1,837

Net Investment Income	2,435	301	6,542	308	5,284

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	171	24	328	8	(118)
Net realized (loss) on futures contracts, options and swaps	(678)	(119)	(2,289)	(99)	(2,889)
Net change in unrealized (depreciation) on investments	(1,188)	(157)	(5,287)	(159)	(1,858)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(210)	14	1,999	22	420

Net (Loss)	(1,905)	(238)	(5,249)	(228)	(4,445)

Net Increase in Net Assets Resulting from Operations	$530	$63	$1,293	$80	$839

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 29

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Municipal Bond Fund
Amounts in thousands	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$2,435	$5,385	$301	$608
Net realized gain (loss)	(507)	1,165	(95)	74
Net change in unrealized appreciation (depreciation)	(1,398)	(1,726)	(143)	119
Net increase resulting from operations	530	4,824	63	801

Distributions to Shareholders:
From net investment income
Class A	(845)	(1,951)	(82)	(203)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(1,591)	(3,432)	(219)	(406)
From net realized capital gains
Class A	0	0	0	(20)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	0	0	0	(38)

Total Distributions	(2,436)	(5,383)	(301)	(667)

Fund Share Transactions:
Receipts for shares sold
Class A	8,918	17,062	928	2,231
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	9,788	23,303	1,063	1,556
Issued as reinvestment of distributions
Class A	545	1,173	44	127
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	1,399	2,990	219	441
Cost of shares redeemed
Class A	(8,187)	(28,837)	(897)	(3,154)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(11,220)	(45,212)	(110)	(550)
Net increase (decrease) resulting from Fund share transactions	1,243	(29,521)	1,247	651
Fund Redemption Fee	0	0	0	0

Total Increase (Decrease) in Net Assets	(663)	(30,080)	1,009	785

Net Assets:

Beginning of period	127,109	157,189	16,007	15,222

End of period *	$126,446	$127,109	$17,016	$16,007

* Including undistributed (overdistributed) net investment income of:	$301	$302	$2	$2

30 PIMCO Bond Funds Semi-Annual Report | 09.30.04 | See accompanying notes

	Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund
Amounts in thousands	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$6,542	$13,718	$308	$588	$5,284	$7,060
Net realized gain (loss)	(1,961)	3,495	(91)	118	(3,007)	1,976
Net change in unrealized appreciation (depreciation)	(3,288)	1,532	(137)	221	(1,438)	(2,198)
Net increase resulting from operations	1,293	18,745	80	927	839	6,838

Distributions to Shareholders:
From net investment income
Class A	(1,090)	(2,337)	(235)	(432)	(2,777)	(3,959)
Class B	(693)	(1,339)	0	0	0	0
Class C	(1,299)	(2,740)	0	0	(644)	(856)
Other Classes	(3,460)	(7,302)	(73)	(156)	(1,863)	(2,226)
From net realized capital gains
Class A	0	0	0	(28)	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Other Classes	0	0	0	(8)	0	0

Total Distributions	(6,542)	(13,718)	(308)	(624)	(5,284)	(7,041)

Fund Share Transactions:
Receipts for shares sold
Class A	7,867	59,832	1,287	8,212	95,833	276,139
Class B	3,571	11,569	0	0	0	0
Class C	5,931	21,255	0	0	13,114	43,020
Other Classes	25,422	145,757	718	2,970	71,195	132,650
Issued as reinvestment of distributions
Class A	635	1,356	146	320	2,049	2,932
Class B	320	622	0	0	0	0
Class C	769	1,637	0	0	410	579
Other Classes	2,717	6,063	55	111	1,388	1,815
Cost of shares redeemed
Class A	(12,643)	(66,443)	(2,658)	(4,177)	(110,002)	(224,799)
Class B	(5,195)	(9,845)	0	0	0	0
Class C	(12,353)	(33,945)	0	0	(14,569)	(21,433)
Other Classes	(41,476)	(171,134)	(1,876)	(2,649)	(64,709)	(66,885)
Net increase (decrease) resulting from Fund share transactions	(24,435)	(33,276)	(2,328)	4,787	(5,291)	144,018
Fund Redemption Fee	16	0	0	0	0	0

Total Increase (Decrease) in Net Assets	(29,668)	(28,249)	(2,556)	5,090	(9,736)	143,815

Net Assets:
Beginning of period	364,602	392,851	21,428	16,338	482,747	338,932

End of period *	$334,934	$364,602	$18,872	$21,428	$473,011	$482,747

* Including undistributed (overdistributed) net investment income of:	$(38)	$(38)	$(7)	$(7)	$(8)	$(8)

See accompanying notes | 09.30.04 | PIMCO Bond Funds Semi-Annual Report 31

Notes to Financial Statements

September 30, 2004 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds, five of which are presented herein (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2004. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Municipal Bond Funds of the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

32 PIMCO Bond Funds Semi-Annual Report | 09.30.04

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

09.30.04 | PIMCO Bond Funds Semi-Annual Report 33

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There were no reclassifications to any period presented as a result of this change, except California Intermediate Municipal Bond Fund fiscal year ended March 31, 2004. The reclassification increased net investment income by $1,551 and net realized (loss) by $(1,551). There is no effect on the Funds’ net asset value, either in total or per share, or their total increase (decrease) in net assets from operations during any period.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P., and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
	All Classes	Inst’l Class	Admin. Class	A, B and C Classes(a)	Class D
California Intermediate Municipal Bond Fund	0.25%	0.22%	0.22%	0.40%	0.35%
California Municipal Bond Fund	0.25%	0.22%	0.22%	0.40%	0.35%
Municipal Bond Fund	0.25%	0.24%	0.24%	0.40%	0.35%
New York Municipal Bond Fund	0.25%	0.22%	N/A	0.40%	0.35%
Short Duration Municipal Income Fund	0.20%	0.19%	0.19%	0.40%	0.35%

(a)	Effective October 1, 2004, the Administration Fee was reduced by 0.05% to 0.40% per annum.

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Holding Period(1)
Short Duration Municipal Income Fund	7 days
California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond and New York Municipal Bond Funds	30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

34 PIMCO Bond Funds Semi-Annual Report | 09.30.04

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Distribution and Servicing Fees. PA Distributors LLC (“PAD”) is an indirect wholly-owned subsidiary of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2004.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Municipal Bond Fund	0.50	0.25
Short Duration Municipal Income Fund	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2004, PAD received $108,994 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2004, were as follows (amounts in thousands):

	All Other
	Purchases	Sales
California Intermediate Municipal Bond Fund	$57,087	$55,761
California Municipal Bond Fund	5,066	4,046
Municipal Bond Fund	137,998	167,448
New York Municipal Bond Fund	1,718	3,926
Short Duration Municipal Income Fund	274,474	260,433

09.30.04 | PIMCO Bond Funds Semi-Annual Report 35

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Municipal Bond Fund				Municipal Bond Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	887	$8,918	1,675	$17,062	92	$928	217	$2,231	776	$7,867	5,872	$59,832
Class B	0	0	0	0	0	0	0	0	353	3,571	1,128	11,569
Class C	0	0	0	0	0	0	0	0	585	5,931	2,065	21,255
Other Classes	976	9,788	2,288	23,303	105	1,063	153	1,556	2,511	25,422	14,277	145,757
Issued as reinvestment of distributions
Class A	54	545	116	1,173	4	44	12	127	63	635	132	1,356
Class B	0	0	0	0	0	0	0	0	32	320	61	622
Class C	0	0	0	0	0	0	0	0	76	769	160	1,637
Other Classes	140	1,399	295	2,990	21	219	43	441	269	2,717	591	6,063
Cost of shares redeemed
Class A	(818)	(8,187)	(2,860)	(28,837)	(89)	(897)	(304)	(3,154)	(1,251)	(12,643)	(6,524)	(66,443)
Class B	0	0	0	0	0	0	0	0	(515)	(5,195)	(962)	(9,845)
Class C	0	0	0	0	0	0	0	0	(1,223)	(12,353)	(3,332)	(33,945)
Other Classes	(1,121)	(11,220)	(4,460)	(45,212)	(11)	(110)	(54)	(550)	(4,108)	(41,476)	(16,705)	(171,134)

Net increase (decrease) resulting from Fund share transactions	118	$1,243	(2,946)	$(29,521)	122	$1,247	67	$651	(2,432)	$(24,435)	(3,237)	$(33,276)

	New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	120	$1,287	762	$8,212	9,465	$95,833	27,124	$276,139
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	1,296	13,114	4,229	43,020
Other Classes	68	718	275	2,970	7,038	71,195	13,012	132,650
Issued as reinvestment of distributions
Class A	14	146	30	320	203	2,049	288	2,932
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	41	410	57	579
Other Classes	5	55	10	111	137	1,388	178	1,815
Cost of shares redeemed
Class A	(251)	(2,658)	(389)	(4,177)	(10,879)	(110,002)	(22,093)	(224,799)
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(1,440)	(14,569)	(2,102)	(21,433)
Other Classes	(177)	(1,876)	(247)	(2,649)	(6,394)	(64,709)	(6,568)	(66,885)

Net increase (decrease) resulting from Fund share transactions	(221)	$(2,328)	441	$4,787	(533)	$(5,291)	14,125	$144,018

36 PIMCO Bond Funds Semi-Annual Report | 09.30.04

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
			Premium
Balance at 03/31/2004	$219	$45	$767	$47	$743
Sales	814	54	2,467	78	3,364
Closing Buys	(433)	(51)	(1,373)	(60)	(1,578)
Expirations	(185)	(14)	(528)	(22)	(775)

Balance at 09/30/2004	$415	$34	$1,333	$43	$1,754

7. Federal Income Tax Matters

At September 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
California Intermediate Municipal Bond Fund	$4,029	$(837)	$3,192
California Municipal Bond Fund	644	(146)	498
Municipal Bond Fund	14,991	(2,948)	12,043
New York Municipal Bond Fund	537	(69)	468
Short Duration Municipal Income Fund	4,464	(1,599)	2,865

8. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.) (“Allianz”), PIMCO’s parent company, PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) (entities affiliated with PIMCO through common ownership by Allianz), in connection with the same matter. In the New Jersey Settlement, Allianz, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that Allianz, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”). The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

On February 20, 2004, a putative class action lawsuit was filed in the United States District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against Allianz, PAD, PIMCO, PEA, PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”), MMS Funds, PIMCO Variable Insurance Trust (“PVIT”), PIMCO Commercial Mortgage Securities Trust, Inc. (“PCM”) and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the United States District Court for the District of Connecticut on February 27, 2004 (naming as defendants Allianz, PAD, PEA, the PIMS Funds, the MMS Funds, PVIT, PCM and certain other parties); (2) a lawsuit filed in the United States District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, Allianz, PEA and PAD); (3) a lawsuit filed in United States District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the United States District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the United States District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming Allianz, PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”) and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the United States District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming Allianz, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the United States District Court for the District of New Jersey on April 20, 2004 (naming Allianz, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the United States District Court for the Northern District of California on

09.30.04 | PIMCO Bond Funds Semi-Annual Report 37

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

April 28, 2004 (naming Allianz, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds,” including the PIMS Funds, as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the United States District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against Allianz, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the United States District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

PIMCO and the Trust believe that these developments will not have a material adverse effect on the Trust or on PIMCO’s ability to perform its investment advisory services on behalf of the Trust.

38 PIMCO Bond Funds Semi-Annual Report | 09.30.04

Pacific Investment Management Series

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Advisors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.pimcoadvisors.com.

Receive this document electronically and eliminate paper mailings

PIMCO Advisors offers you the option to receive your shareholder communications online.

This service, called eDelivery, allows you to access annual and semi-annual reports, prospectuses and proxy statements through the Internet, eliminating paper mailings from being sent to your home. To sign up, just go to www.pimcoadvisors.com/edelivery and complete the short enrollment form.

This page is not part of the report	PZ052A.11/04

SEMI-ANNUAL REPORT September 30, 2004	PIMCO Total Return Fund (a series of the PIMCO Funds: Pacific Investment Management Series)

Share Classes Ins Institutional Adm Administrative	Contents
	Chairman’s Letter	1
	Important Information About the Total Return Fund	2–3

	Performance Summary	4–5

	Financial Highlights	6–7

	Statement of Assets and Liabilities	8

	Statement of Operations	9

	Statements of Changes in Net Assets	10

	Summary Schedule of Investments	11–19

	Notes to Financial Statements	20–28

	The Semi-Annual Reports for other PIMCO Funds: Pacific Investment Management Series (“PIMS”) Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the PIMCO Total Return Fund (“the Fund”). Assets in the Fund stood at $76 billion as of September 30, 2004, the Fund’s fiscal half-year end. In addition, the assets of the PIMCO Funds: Pacific Investment Management Series (“the Trust”) stood at $165 billion as of September 30, 2004.

During the six-month period, the Trust continued to enhance its bond fund offerings by launching the PIMCO Floating Income Fund. This Fund focuses on securities whose income tends to rise when interest rates are rising, which may help mitigate interest rate risk. In addition, in keeping with the Trust’s Board of Trustees’ long-standing practice of reviewing fees, the Board determined to lower certain fees of the PIMCO Money Market, Real Return Asset, and Short Duration Municipal Income Funds. The fee reductions were effective on October 1, 2004.

Bonds rallied in third quarter 2004 as the economy slowed, hitting what Federal Reserve Chairman Alan Greenspan called a “soft patch.” Weak employment growth and expectations of lower inflation prompted a decrease in interest rates, which boosted all bond market sectors. The third quarter was essentially a reversal of the second quarter, when a stronger labor market and anticipation that the Federal Reserve would begin tightening caused interest rates to move higher. During the semi-annual period, the Fed initiated three 0.25% rate increases. Bond market gains in the third quarter 2004 came despite two of those rate hikes, and the federal funds rate ended the six-month period at 1.75%. The Fed also indicated it would raise rates in the future at a “measured” pace as it attempts to move toward a neutral policy stance that neither restrains nor stimulates the economy.

The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 3.20% in the third quarter 2004, but only 0.67% for the semi-annual April through September period. The yield on the benchmark ten-year Treasury fell 0.46% during the third quarter, but rose 0.28% for the six-month reporting period to end at 4.12%. While yields on all but the very shortest maturity securities fell during the third quarter, ten-year yields fell the most, causing the two- to ten-year portion of the yield curve to flatten. This flattening suggested that bond markets were not optimistic about the economy’s forward growth prospects.

On the following pages you will find specific details as to the PIMCO Total Return Fund’s total return investment performance and PIMCO’s discussion of those main factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our mutual fund website at www.pimcoadvisors.com or PIMCO’s investment manager’s website at www.pimco.com.

Brent R. Harris

Chairman of the Board

October 31, 2004

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 1

Important Information About the Total Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds: Pacific Investment Management Series prospectus. Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bonds funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The credit quality of the investments in the Fund’s portfolio does not apply to the stability or safety of the Fund.

The Fund may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, non-U.S. security risk and high yield security risk. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Fund could not close out a position when it would be most advantageous to do so. Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds.

On the Performance Summary pages in this Semi-Annual Report, the Total Return Investment Performance table for the Fund measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception.

The Lipper Intermediate Investment Grade Debt Fund Average, which is calculated by Lipper, Inc., a Reuters Company, represent the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on an investment in the Fund.

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 is available without charge, upon request, by calling the Fund at 1-866-746-2606, visiting our website at http://www.pimco.com and on the SEC’s website at http://www.sec.gov. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Fund is available by calling the Fund at 1-866-746-2606 and on the SEC’s website at http://www.sec.gov.

Beginning with the third quarter of the fiscal year ending March 31, 2005, the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of the fiscal year on Form N-Q, which will be available on the SEC’s website at http://www.sec.gov. A copy of the Fund’s Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-866-746-2606 or visiting our website at http://www.pimco.com. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

PIMCO Funds are distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco.com, (800) 927-4648.

This report incorporates a Summary Schedule of Investments for this Fund. A complete Schedule of Investments for this Fund may be obtained by contacting a PIMCO representative at (866)746-2606.

2 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

Important Information (Cont.)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for entire period indicated, which for this fund is from 04/01/04 to 09/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increase in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expense].

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 3

PIMCO Total Return Fund Performance Summary

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Total Return Fund Institutional Class (Inception 05/11/87)	0.99%	4.49%	8.18%	8.38%	8.93%
Total Return Fund Administrative Class (Inception 09/08/94)	0.87%	4.23%	7.91%	8.12%	8.67%
Lehman Brothers Aggregate Bond Index	0.67%	3.68%	7.48%	7.66%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.41%	3.23%	6.62%	6.85%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,009.90	$1,008.70	$1,022.91	$1,021.66
Expenses Paid During Period†	$2.17	$3.42	$2.18	$3.45

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SECTOR BREAKDOWN‡

Short-Term Instruments	52.3%
U.S. Government Agencies	23.1%
U.S. Treasury Obligations	12.5%
Corporate Bonds & Notes	3.9%
Other	8.2%

‡	% of Total Investments as of September 30, 2004

4 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

$5,000,000 invested at the Fund’s inception dateà

à	$5,000,000 invested at the beginning of the first full month following the inception date. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Total Return Fund Institutional Class	Lehman Brothers Aggregate Bond Index
05/31/1987	5,000,000	5,000,000
06/30/1987	5,063,956	5,068,813
07/31/1987	5,051,390	5,064,918
08/31/1987	5,039,534	5,037,815
09/30/1987	4,913,547	4,930,538
10/31/1987	5,070,060	5,106,141
11/30/1987	5,107,024	5,147,040
12/31/1987	5,153,726	5,217,151
01/31/1988	5,364,621	5,400,545
02/29/1988	5,425,978	5,464,652
03/31/1988	5,377,483	5,413,367
04/30/1988	5,349,895	5,384,153
05/31/1988	5,323,746	5,347,962
06/30/1988	5,451,097	5,476,986
07/31/1988	5,444,079	5,448,260
08/31/1988	5,470,463	5,462,542
09/30/1988	5,574,381	5,586,211
10/31/1988	5,662,479	5,691,379
11/30/1988	5,612,027	5,622,241
12/31/1988	5,637,131	5,628,571
01/31/1989	5,706,918	5,709,556
02/28/1989	5,670,892	5,668,171
03/31/1989	5,697,790	5,692,677
04/30/1989	5,825,551	5,811,802
05/31/1989	5,967,305	5,964,522
06/30/1989	6,168,244	6,146,131
07/31/1989	6,298,843	6,276,779
08/31/1989	6,190,418	6,183,783
09/30/1989	6,221,536	6,215,431
10/31/1989	6,371,017	6,368,476
11/30/1989	6,426,949	6,429,174
12/31/1989	6,440,083	6,446,378
01/31/1990	6,332,594	6,369,774
02/28/1990	6,349,652	6,390,386
03/31/1990	6,344,778	6,395,092
04/30/1990	6,255,058	6,336,504
05/31/1990	6,460,283	6,524,117
06/30/1990	6,569,705	6,628,798
07/31/1990	6,676,661	6,720,495
08/31/1990	6,571,662	6,630,745
09/30/1990	6,578,458	6,685,601
10/31/1990	6,669,789	6,770,482
11/30/1990	6,838,024	6,916,223
12/31/1990	6,958,354	7,023,987
01/31/1991	7,027,903	7,110,815
02/28/1991	7,126,178	7,171,514
03/31/1991	7,216,808	7,220,852
04/30/1991	7,335,070	7,299,078
05/31/1991	7,390,178	7,341,762
06/30/1991	7,401,768	7,338,029
07/31/1991	7,508,521	7,439,788
08/31/1991	7,712,232	7,600,786
09/30/1991	7,894,694	7,754,804
10/31/1991	7,975,769	7,841,145
11/30/1991	8,045,044	7,913,042
12/31/1991	8,319,147	8,148,046
01/31/1992	8,251,437	8,037,198
02/29/1992	8,323,957	8,089,457
03/31/1992	8,292,135	8,043,852
04/30/1992	8,335,850	8,101,954
05/31/1992	8,508,487	8,254,836
06/30/1992	8,616,472	8,368,443
07/31/1992	8,827,524	8,539,178
08/31/1992	8,902,987	8,625,682
09/30/1992	9,043,980	8,727,928
10/31/1992	8,965,037	8,612,211
11/30/1992	8,972,362	8,614,159
12/31/1992	9,129,278	8,751,136
01/31/1993	9,297,750	8,918,950
02/28/1993	9,504,901	9,075,078
03/31/1993	9,560,206	9,112,893
04/30/1993	9,643,848	9,176,350
05/31/1993	9,666,306	9,188,036
06/30/1993	9,876,645	9,354,551
07/31/1993	9,937,133	9,407,459
08/31/1993	10,163,538	9,572,351
09/30/1993	10,204,890	9,598,643
10/31/1993	10,277,472	9,634,511
11/30/1993	10,187,745	9,552,551
12/31/1993	10,271,501	9,604,324
01/31/1994	10,396,445	9,733,998
02/28/1994	10,210,928	9,564,886
03/31/1994	9,995,399	9,329,070
04/30/1994	9,896,929	9,254,577
05/31/1994	9,850,224	9,253,278
06/30/1994	9,814,015	9,232,829
07/31/1994	10,015,509	9,416,223
08/31/1994	10,044,623	9,427,908
09/30/1994	9,917,753	9,289,146
10/31/1994	9,906,083	9,280,869
11/30/1994	9,907,443	9,260,257
12/31/1994	9,904,417	9,324,202
01/31/1995	10,082,267	9,508,731
02/28/1995	10,319,048	9,734,809
03/31/1995	10,417,456	9,794,534
04/30/1995	10,600,658	9,931,349
05/31/1995	10,936,213	10,315,665
06/30/1995	10,929,713	10,391,294
07/31/1995	10,936,311	10,368,086
08/31/1995	11,105,123	10,493,216
09/30/1995	11,244,355	10,595,300
10/31/1995	11,415,091	10,733,089
11/30/1995	11,662,396	10,893,924
12/31/1995	11,863,138	11,046,806
01/31/1996	11,960,385	11,120,164
02/29/1996	11,668,778	10,926,870
03/31/1996	11,578,391	10,850,915
04/30/1996	11,530,294	10,789,892
05/31/1996	11,499,480	10,767,982
06/30/1996	11,683,873	10,912,588
07/31/1996	11,714,500	10,942,450
08/31/1996	11,704,501	10,924,111
09/30/1996	11,973,193	11,114,483
10/31/1996	12,284,300	11,360,686
11/30/1996	12,575,406	11,555,278
12/31/1996	12,419,446	11,447,838
01/31/1997	12,465,678	11,482,894
02/28/1997	12,494,013	11,511,458
03/31/1997	12,342,925	11,383,894
04/30/1997	12,565,728	11,554,304
05/31/1997	12,694,757	11,663,529
06/30/1997	12,843,894	11,801,967
07/31/1997	13,203,071	12,120,229
08/31/1997	13,089,168	12,016,846
09/30/1997	13,301,627	12,194,073
10/31/1997	13,461,510	12,370,975
11/30/1997	13,523,400	12,427,941
12/31/1997	13,681,812	12,553,071
01/31/1998	13,893,968	12,714,230
02/28/1998	13,855,371	12,704,087
03/31/1998	13,902,211	12,748,312
04/30/1998	13,957,191	12,814,853
05/31/1998	14,119,833	12,936,413
06/30/1998	14,257,594	13,046,124
07/31/1998	14,305,551	13,073,877
08/31/1998	14,533,176	13,286,646
09/30/1998	14,969,015	13,597,767
10/31/1998	14,869,808	13,525,870
11/30/1998	14,925,950	13,602,636
12/31/1998	15,018,914	13,643,534
01/31/1999	15,109,171	13,740,911
02/28/1999	14,831,091	13,501,039
03/31/1999	14,958,503	13,575,857
04/30/1999	15,032,946	13,618,865
05/31/1999	14,870,656	13,499,578
06/30/1999	14,846,270	13,456,570
07/31/1999	14,790,750	13,399,279
08/31/1999	14,803,007	13,392,596
09/30/1999	14,968,364	13,547,942
10/31/1999	15,018,938	13,597,929
11/30/1999	15,055,090	13,596,955
12/31/1999	14,976,517	13,531,388
01/31/2000	14,900,278	13,487,081
02/29/2000	15,083,651	13,650,188
03/31/2000	15,307,078	13,830,012
04/30/2000	15,264,806	13,790,412
05/31/2000	15,262,467	13,784,082
06/30/2000	15,586,098	14,070,858
07/31/2000	15,729,678	14,198,585
08/31/2000	15,977,572	14,404,375
09/30/2000	16,034,043	14,494,936
10/31/2000	16,135,944	14,590,853
11/30/2000	16,451,556	14,829,427
12/31/2000	16,786,703	15,104,518
01/31/2001	17,032,309	15,351,532
02/28/2001	17,196,785	15,485,264
03/31/2001	17,266,189	15,563,003
04/30/2001	17,107,442	15,498,343
05/31/2001	17,174,199	15,591,965
06/30/2001	17,222,245	15,650,786
07/31/2001	17,819,063	16,000,687
08/31/2001	18,040,583	16,184,024
09/30/2001	18,340,232	16,372,525
10/31/2001	18,733,092	16,715,209
11/30/2001	18,466,381	16,484,726
12/31/2001	18,381,251	16,379,929
01/31/2002	18,610,020	16,512,594
02/28/2002	18,870,836	16,672,618
03/31/2002	18,500,719	16,395,254
04/30/2002	18,913,563	16,713,191
05/31/2002	19,067,304	16,855,200
06/30/2002	19,117,465	17,000,941
07/31/2002	19,225,048	17,206,083
08/31/2002	19,547,746	17,497,079
09/30/2002	19,772,785	17,779,960
10/31/2002	19,772,598	17,698,974
11/30/2002	19,847,830	17,694,268
12/31/2002	20,256,720	18,059,757
01/31/2003	20,346,652	18,075,175
02/28/2003	20,635,084	18,325,273
03/31/2003	20,678,145	18,311,153
04/30/2003	20,915,298	18,462,250
05/31/2003	21,269,171	18,806,479
06/30/2003	21,262,415	18,769,118
07/31/2003	20,465,777	18,138,162
08/31/2003	20,640,185	18,258,476
09/30/2003	21,224,519	18,741,763
10/31/2003	21,084,470	18,567,091
11/30/2003	21,133,544	18,611,489
12/31/2003	21,383,709	18,800,881
01/31/2004	21,526,905	18,952,174
02/29/2004	21,777,916	19,157,244
03/31/2004	21,960,144	19,300,838
04/30/2004	21,458,264	18,798,590
05/31/2004	21,381,503	18,723,333
06/30/2004	21,480,869	18,829,123
07/31/2004	21,710,515	19,015,782
08/31/2004	22,140,227	19,378,552
09/30/2004	22,178,261	19,431,093

PORTFOLIO INSIGHTS

•	The Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Institutional Class shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2004, returning 0.99% versus the 0.67% return of the Index.

•	PIMCO’s secular outlook called for limited exposure to U.S. rates and diversification beyond core bond sectors; thus, the Fund avoided exposures that could have paid off during the third quarter’s rally but that posed longer-term risks.

•	The Fund’s duration moved closer to the Index, but not above it, given the longer-term risks of inflation and interest rate increases; this strategy was neutral for the six-month period as rates rose slightly.

•	Emphasis on short/intermediate maturities was negative, as yields rose the most in this part of the yield curve.

•	The Fund’s underweight position to mortgages hurt returns during the six-month period, as low volatility and strong bank demand supported these assets. However, tactical security selection within the mortgage sector more than offset this effect, as the Fund’s mortgage holdings performed well during the period.

•	An underweight to corporate bonds detracted from returns; credit premiums narrowed during the period, thus corporates outperformed Treasuries. This effect was slightly mitigated by the Fund’s good security selection within the corporates sector.

•	Real return bonds continued to outperform in 2004, adding value versus like-duration nominal bonds, as real yields fell.

•	The Fund’s investments in emerging market bonds added value, as the benign interest rate environment and improving credit qualities boosted demand in the third quarter, which more than offset the sell-off in the second quarter.

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 5

Financial Highlights

Institutional Class Shares

Selected Per Share Data for the Year or Period Ended:	09/30/2004+	03/31/2004	03/31/2003	03/31/2002	03/31/2001		03/31/2000
Net Asset Value Beginning of Period	$10.94	$10.79	$10.41	$10.52	$9.96		$10.36
Net Investment Income **(a)	0.12	0.30	0.45	0.55	0.67		0.63
Net Realized/Unrealized Gain (Loss) on Investments **(a)	(0.01)	0.35	0.74	0.19	0.56		(0.40)
Total Income from Investment Operations	0.11	0.65	1.19	0.74	1.23		0.23
Dividends from Net Investment Income	(0.13)	(0.32)	(0.46)	(0.55)	(0.67)		(0.63)
Distributions from Net Realized Capital Gains	0.00	(0.18)	(0.35)	(0.30)	0.00		0.00
Total Distributions	(0.13)	(0.50)	(0.81)	(0.85)	(0.67)		(0.63)
Net Asset Value End of Period	$10.92	$10.94	$10.79	$10.41	$10.52		$9.96
Total Return	0.99%	6.20%	11.77%	7.15%	12.80%		2.33%
Net Assets End of Period (000s)	$43,980,570	$43,723,208	$41,178,760	$35,230,781	$31,746,629		$24,900,321
Ratio of Net Expenses to Average Net Assets	0.43%*	0.43%	0.43%	0.43%	0.49	%(b)	0.54	%(b)
Ratio of Net Investment Income to Average Net Assets **	2.22%*	2.70%	4.16%	5.14%	6.57%		6.30%
Portfolio Turnover Rate	231%	273%	234%	445%	450%		223%

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.43%.

6 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

Financial Highlights

Administrative Class Shares

Selected Per Share Data for the Year or Period Ended:	09/30/2004+	03/31/2004	03/31/2003	03/31/2002	03/31/2001		03/31/2000
Net Asset Value Beginning of Period	$10.94	$10.79	$10.41	$10.52	$9.96		$10.36
Net Investment Income **(a)	0.11	0.27	0.41	0.51	0.64		0.61
Net Realized/Unrealized Gain (Loss) on Investments **(a)	(0.02)	0.35	0.75	0.20	0.56		(0.41)
Total Income from Investment Operations	0.09	0.62	1.16	0.71	1.20		0.20
Dividends from Net Investment Income	(0.11)	(0.29)	(0.43)	(0.52)	(0.64)		(0.60)
Distributions from Net Realized Capital Gains	0.00	(0.18)	(0.35)	(0.30)	0.00		0.00
Total Distributions	(0.11)	(0.47)	(0.78)	(0.82)	(0.64)		(0.60)
Net Asset Value End of Period	$10.92	$10.94	$10.79	$10.41	$10.52		$9.96
Total Return	0.87%	5.93%	11.48%	6.89%	12.52%		2.07%
Net Assets End of Period (000s)	$16,496,121	$16,367,285	$16,109,374	$8,900,453	$5,353,222		$3,233,785
Ratio of Net Expenses to Average Net Assets	0.68%*	0.68%	0.68%	0.68%	0.74	%(b)	0.79	%(b)
Ratio of Net Investment Income to Average Net Assets **	1.97%*	2.46%	3.85%	4.83%	6.31%		6.06%
Portfolio Turnover Rate	231%	273%	234%	445%	450%		223%

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payment made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.68%.

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 7

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts
Assets:

Investments, at value	$86,119,793
Cash	27,643
Foreign currency, at value	497,786
Receivable for investments sold	641,937
Receivable for investments sold on delayed delivery basis	2,634,011
Unrealized appreciation on forward foreign currency contracts	23,862
Receivable for Fund shares sold	222,602
Interest and dividends receivable	233,210
Variation margin receivable	7,276
Swap premiums paid	71,026
Unrealized appreciation on swap agreements	241,918

90,721,064

Liabilities:

Payable for investments purchased	$12,324,529
Payable for investments purchased on delayed delivery basis	157,738
Unrealized depreciation on forward foreign currency contracts	20,990
Payable for short sale	1,151,696
Written options outstanding	99,690
Payable for Fund shares redeemed	575,995
Dividends payable	19,467
Accrued investment advisory fee	15,617
Accrued administration fee	13,823
Accrued distribution fee	5,992
Accrued servicing fee	3,206
Variation margin payable	39,472
Swap premiums received	208,393
Unrealized depreciation on swap agreements	60,064
Other liabilities	12,186

14,708,858

Net Assets	$76,012,206

Net Assets Consist of:

Paid in capital	$73,121,482
Undistributed net investment income	672,954
Accumulated undistributed net realized gain	1,210,032
Net unrealized appreciation	1,007,738

$76,012,206

Net Assets:

Institutional Class	$43,980,570
Administrative Class	16,496,121
Other Classes	15,535,515

Shares Issued and Outstanding:

Institutional Class	4,026,273
Administrative Class	1,510,166

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.92
Administrative Class	10.92

Cost of Investments Owned	$85,431,059

Cost of Foreign Currency Held	$492,187

8 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

Statement of Operations

Amounts in thousands	Six Months Ended September 30, 2004 (Unaudited)
Investment Income:

Interest	$988,824
Miscellaneous income	306

Total Income	989,130

Expenses:

Investment advisory fees	93,290
Administration fees	82,814
Distribution and/or servicing fees–Administrative Class	20,151
Distribution and/or servicing fees–Other Classes	38,140
Trustees’ fees	70

Total Expenses	234,465

Net Investment Income	754,665

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	90,083
Net realized gain on futures contracts, options, and swaps	570,110
Net realized gain on foreign currency transactions	27,987
Net change in unrealized (depreciation) on investments	(439,763)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(265,311)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(82,746)

Net (Loss)	(99,640)

Net Increase in Net Assets Resulting from Operations	$655,025

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 9

Statements of Changes in Net Assets

Amounts in thousands	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$754,665	$1,846,627
Net realized gain	688,180	1,697,135
Net change in unrealized appreciation (depreciation)	(787,820)	724,516

Net increase resulting from operations	655,025	4,268,278

Distributions to Shareholders:

From net investment income
Institutional Class	(503,413)	(1,247,346)
Administrative Class	(168,587)	(442,214)
Other Classes	(127,690)	(356,058)
From net realized capital gains
Institutional Class	0	(688,316)
Administrative Class	0	(261,594)
Other Classes	0	(259,989)

Total Distributions	(799,690)	(3,255,517)

Fund Share Transactions:

Receipts for shares sold
Institutional Class	5,169,727	14,085,125
Administrative Class	1,916,965	5,716,505
Other Classes	2,217,368	6,678,006
Issued as reinvestment of distributions
Institutional Class	438,924	1,715,938
Administrative Class	141,023	573,173
Other Classes	87,957	421,077
Cost of shares redeemed
Institutional Class	(5,276,029)	(13,850,516)
Administrative Class	(1,902,323)	(6,246,627)
Other Classes	(2,842,132)	(6,582,512)
Net increase (decrease) resulting from Fund share transactions	(48,520)	2,510,169

Fund Redemption Fee	170	0

Total Increase (Decrease) in Net Assets	(193,015)	3,522,930

Net Assets:

Beginning of period	76,205,221	72,682,291

End of period *	$76,012,206	$76,205,221

* Including undistributed net investment income of:	$672,954	$717,979

10 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

Summary Schedule of Investments

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
CORPORATE BONDS & NOTES

Banking & Finance

Total Banking & Finance (b)		$1,918,401	2.5%

Industrials

Total Industrials (b)		1,129,970	1.5%

Utilities

Total Utilities (b)		287,471	0.4%

Total Corporate Bonds & Notes (Cost $3,258,174)		3,335,842	4.4%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (b) (Cost $1,712,055)		1,728,065	2.3%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.500% due 10/01/2017	$308,603	319,744	0.4%
5.500% due 11/01/2017	243,030	251,802	0.3%
5.000% due 06/01/2018	322,780	328,739	0.4%
5.000% due 11/01/2018	323,126	329,077	0.4%
5.000% due 10/19/2019	3,637,800	3,695,779	4.9%
5.000% due 03/01/2034	605,405	600,772	0.8%
5.000% due 10/14/2034	2,891,100	2,861,287	3.8%
5.500% due 10/14/2034	2,902,900	2,941,909	3.9%
0.000% - 1000.000% due 10/01/2004 - 12/01/2050 (a)(d)	4,798,299	4,960,932	6.5%
Federal Home Loan Bank
1.240% - 5.500% due 01/21/2005 - 03/15/2015 (a)	4,687	4,697	0.0%
Freddie Mac
1.890% - 1007.500% due 11/01/2004 - 03/25/2044 (a)	1,906,104	1,978,460	2.6%
Government National Mortgage Association
2.178% - 17.000% due 03/15/2005 - 11/15/2042 (a)	958,176	994,036	1.3%
Other U.S. Government Agencies (b)		651,135	0.9%

Total U.S. Government Agencies (Cost $19,684,401)		19,918,369	26.2%

U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007	269,824	288,364	0.4%
3.625% due 01/15/2008	1,017,432	1,116,116	1.5%
3.875% due 01/15/2009	1,636,463	1,842,748	2.4%
4.250% due 01/15/2010	1,046,239	1,214,577	1.6%
3.500% due 01/15/2011	984,551	1,114,658	1.5%
3.000% due 07/15/2012	459,257	508,681	0.7%
2.000% - 3.375% due 01/15/2012 - 01/15/2025 (a)	208,323	226,908	0.3%
U.S. Treasury Bonds
5.375% due 02/15/2031	297,400	318,683	0.3%
6.000% - 6.250% due 02/15/2026 - 05/15/2030 (a)	286,420	334,852	0.5%

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 11

Summary Schedule of Investments (Cont.)

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
U.S. Treasury Notes
2.500% due 09/30/2006	$3,809,300	$3,802,302	5.0%
2.125% - 4.875% due 10/31/2004 - 02/15/2012 (a)	4,955	5,089	0.0%

Total U.S. Treasury Obligations (Cost $10,657,614)		10,772,978	14.2%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (b) (Cost $1,509,032)		1,528,245	2.0%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (Cost $1,882,714)		1,852,659	2.4%

SOVEREIGN ISSUES

United Mexican States
8.300% due 08/15/2031	246,890	281,455	0.4%
Other Sovereign Issues (b)		1,155,833	1.5%

Total Sovereign Issues (Cost $1,300,930)		1,437,288	1.9%

FOREIGN CURRENCY-DENOMINATED ISSUES

Total Foreign Currency-Denominated Issues (b) (Cost $362,484)		484,673	0.6%

PURCHASED PUT OPTIONS

Total Purchased Put Options (b) (Cost $0)		0	0.0%

SHORT-TERM INSTRUMENTS

Certificates of Deposit

Citibank New York N.A.
1.540% - 1.920% due 10/22/2004 - 12/29/2004 (a)	2,289,600	2,289,600	3.0%
Wells Fargo Bank N.A.
1.600% - 1.780% due 10/04/2004 - 11/12/2004 (a)	1,790,800	1,790,800	2.4%
Other Certificates of Deposit (b)		143,800	0.2%

		4,224,200	5.6%

Commercial Paper

ABN AMRO North America
1.480% - 1.945% due 10/06/2004 - 01/31/2005 (a)	462,200	459,430	0.6%
Anz (Delaware), Inc.
1.480% - 1.845% due 10/07/2004 - 12/17/2004 (a)	709,500	707,551	0.9%
ASB Bank Ltd.
1.545% - 1.895% due 10/14/2004 - 12/29/2004 (a)	399,300	398,678	0.5%

12 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)	% of Net Assets
Bank of Ireland
1.580% - 1.960% due 10/18/2004 - 01/27/2005 (a)	$929,700	$927,953	1.2%
Barclays U.S. Funding Corp.
1.610% - 1.950% due 10/21/2004 - 01/27/2005 (a)	560,800	559,436	0.7%
CBA (de) Finance
1.470% - 1.890% due 10/06/2004 - 12/29/2004 (a)	1,379,800	1,375,923	1.8%
Danske Corp.
1.480% - 1.940% due 10/06/2004 - 01/31/2005 (a)	1,463,580	1,459,213	1.9%
Den Norske Bank ASA
1.500% - 1.980% due 10/06/2004 - 02/01/2005 (a)	1,495,400	1,490,560	2.0%
Dexia Delaware LLC
1.485% - 1.855% due 10/01/2004 - 12/23/2004 (a)	827,600	827,061	1.1%
Fannie Mae
1.180% - 1.920% due 10/06/2004 - 12/29/2004 (a)	7,494,597	7,477,484	9.8%
Federal Home Loan Bank
1.437% - 1.845% due 10/01/2004 - 12/27/2004 (a)	3,694,736	3,688,965	4.9%
ForeningsSparbanken AB
1.530% - 1.900% due 10/04/2004 - 12/20/2004 (a)	887,600	885,298	1.2%
Freddie Mac
1.455% - 1.930% due 10/05/2004 - 01/31/2005 (a)	4,730,468	4,717,493	6.2%
General Electric Capital Corp.
1.500% - 1.800% due 10/01/2004 - 12/16/2004 (a)	470,475	469,378	0.6%
General Motors Acceptance Corp.
2.362% - 2.535% due 03/21/2005 - 04/05/2005 (a)	245,710	243,143	0.3%
HBOS Treasury Services PLC
1.320% - 1.955% due 10/01/2004 - 01/31/2005 (a)	1,777,999	1,773,771	2.4%
ING U.S. Funding LLC
1.470% - 1.940% due 10/01/2004 - 01/25/2005 (a)	592,176	590,687	0.8%
Lloyds Bank PLC
1.485% - 1.530% due 10/01/2004 - 10/22/2004 (a)	244,900	244,889	0.3%
Nordea North America, Inc.
1.600% - 1.970% due 10/20/2004 - 01/31/2005 (a)	674,830	671,415	0.9%
Pfizer, Inc.
1.450% - 1.710% due 10/04/2004 - 12/14/2004 (a)	543,900	542,666	0.7%
Rabobank USA Financial Corp.
1.860% - 1.970% due 10/01/2004 - 01/28/2005 (a)	473,138	470,806	0.6%
Royal Bank of Scotland PLC
1.540% - 1.835% due 10/12/2004 - 12/22/2004 (a)	435,000	434,244	0.6%
Shell Finance (UK) PLC
1.510% - 1.950% due 10/01/2004 - 01/28/2005 (a)	523,100	521,827	0.7%
Spintab AB
1.505% - 1.970% due 10/05/2004 - 01/31/2005 (a)	795,900	793,301	1.1%
Svenska Handelsbanken, Inc.
1.600% - 1.955% due 10/27/2004 - 01/31/2005 (a)	1,685,750	1,680,350	2.2%
TotalFinaElf Capital S.A.
1.790% - 1.880% due 10/01/2004 - 12/16/2004 (a)	486,100	485,009	0.7%
UBS Finance, Inc.
1.480% - 1.955% due 10/01/2004 - 01/31/2005 (a)	1,755,625	1,749,275	2.3%
UniCredit Delaware
1.545% - 1.840% due 10/22/2004 - 12/20/2004 (a)	253,000	252,452	0.3%

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 13

Summary Schedule of Investments (Cont.)

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
Westpac Capital Corp.
1.405% - 1.970% due 10/04/2004 - 01/28/2005 (a)	$1,480,431	$1,475,138	1.9%
Westpac Trust Securities NZ Ltd.
1.520% - 1.790% due 10/15/2004 - 12/15/2004 (a)	392,800	391,957	0.5%
Other Commercial Paper (b)		1,377,833	1.8%

		39,143,186	51.5%

Repurchase Agreements

Lehman Brothers, Inc.
1.420% - 1.933% due 10/01/2004 (a)	31,200	31,200	0.0%
(Dated 09/30/2004. Collateralized by U.S. Treasury Bonds 6.750% due 08/15/2026 valued at $32,196. Repurchase proceeds are $31,201.)
State Street Bank
1.400% due 10/01/2004	208,693	208,693	0.3%

(Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $8,869; 2.000% due 01/15/2006 valued at $178,519 and Freddie Mac 2.875% due 09/15/2005 valued at $25,502. Repurchase proceeds are $208,701.)

		239,893	0.3%

U.S. Treasury Bills

1.420% - 1.933% due 10/07/2004 - 03/24/2005 (a)(c)(e)	1,459,307	1,454,395	1.9%

Total Short-Term Instruments (Cost $45,063,655)		45,061,674	59.3%

Total Investments (Cost $85,431,059)		$86,119,793	113.3%

Written Options (i) (Premiums $119,505)		(99,690)	(0.1)%

Other Assets and Liabilities (Net)		(10,007,897)	(13.2)%

Net Assets		$76,012,206	100.0%

Notes to Summary Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of September 30, 2004.
(c)	Securities with an aggregate market value of $37,389 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(d)	The Grouping contains an interest only security.

14 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

(e)	Securities with an aggregate market value of $435,873 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	42,005	$499
Eurodollar September Long Futures	09/2005	24,448	4,081
Eurodollar December Long Futures	12/2004	11,217	(220)
Eurodollar December Long Futures	12/2005	5,587	6,291
Euribor December Long Futures	12/2005	27,342	6,952
Euribor June Long Futures	06/2005	1,500	752
Euribor September Long Futures	09/2005	18,670	16,143
Euribor Written Put Options Strike @ 97.000	12/2004	3,044	3,093
Euro-Bobl 5-Year Note Long Futures	12/2004	20,048	10,141
Euro-Bund 10-Year Note Long Futures	12/2004	36,404	1,360
Government of Japan 10-Year Note Long Futures	12/2004	880	11,841
U.S. Treasury 10-year Note Long Futures	12/2004	100,086	51,494
U.S. Treasury 30-year Bond Long Futures	12/2004	1,112	(1,588)
U.S. Treasury 5-year Note Long Futures	12/2004	8,979	1,873
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	6,432	2,416

			$115,128

(f)	Principal amount of security is adjusted for inflation.
(g)	The Aggregate value of fair valued securities is $123,607, which is 0.16% of net assets, which have not been utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.
(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP	326,480	$(3,004)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		345,600	(9,123)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		336,300	440
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		38,100	(207)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		134,100	(1,896)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		48,500	(613)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		5,800	63
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		116,400	(938)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2017		77,300	(480)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		96,900	(2,242)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		152,600	(2,780)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017	EC	560,700	18,634
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017		62,000	2,139
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032		243,700	8,934

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 15

Summary Schedule of Investments (Cont.)

September 30, 2004 (Unaudited)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	781,400	$19,291
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		59,900	1,193
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(2,197)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(2,332)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(8,868)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(16,292)
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2009		$1,216,500	47,237
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		81,150	926
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2009		282,700	7,090
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		443,400	(5,468)
J.P. Morgan Chase & Co.	3-month LIBOR	Pay	4.000%	12/15/2009		2,223,200	89,826
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		295,800	(3,624)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		1,760,900	42,898

							$178,607

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$10,100	$32
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	9,000	36
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,670	43
Goldman Sachs & Co.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.000%	01/16/2005	10,000	469
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	5,000	20
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	9,000	37
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	27.650%	11/26/2004	10,000	426
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	28.000%	11/27/2004	10,000	454
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	28.000%	12/11/2004	10,000	560
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	1,400	2
Lehman Brothers, Inc.	Niagara Mohawk Power Corp. 7.750% due 10/01/2008	Sell	0.650%	12/31/2004	50,000	63
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	10,000	8
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	37,800	72

16 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	$9,700	$14
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	2,100	3
Merrill Lynch & Co., Inc.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.500%	01/16/2005	8,500	412
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	16,000	58
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	30,700	93
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	10,100	94
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 3/31/2030	Sell	1.000%	07/20/2005	7,700	16
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.500% due 07/15/2006	Sell	0.215%	02/26/2007	103,300	279
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	56

						$3,247

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Lehman Commercial Mortgage- Backed Securities Index	1-month LIBOR less 0.550%	10/01/2004	$61,300	$0
Bank of America	Lehman Commercial Mortgage- Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	96,400	0
Bank of America	Lehman Commercial Mortgage- Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	96,900	0
Wachovia Bank N.A.	Lehman Commercial Mortgage- Backed Securities Index	1-month LIBOR less 0.400%	03/01/2005	112,800	0
Citibank N.A.	Lehman Commercial Mortgage- Backed Securities Index	1-month LIBOR less 0.350%	04/01/2005	108,500	0

					$0

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 17

Summary Schedule of Investments (Cont.)

September 30, 2004 (Unaudited)

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/26/2004	49,145	$33,995	$28,412
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	22,511	16,297	6,683
Put - CBOT U.S. Treasury Note December Futures	111.000	11/26/2004	10,919	3,853	5,631

				$54,145	$40,726

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$320,600	$1,529	$0
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	272,800	11,361	30,124
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	272,800	11,020	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.000	%**	10/19/2004	135,500	5,468	14,962
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.000	%*	10/19/2004	135,500	5,468	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.200	%**	11/02/2004	25,200	791	1,519
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.700	%*	11/02/2004	185,200	5,978	0
Put - OTC 7-Year Interest Rate Swap	Morgan StanleyDean Witter & Co.	6.700	%*	11/02/2004	400,000	13,710	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%**	01/07/2005	76,300	1,593	5,556
Put - OTC 7-Year Interest Rate Swap	Bank of America	7.000	%*	01/07/2005	76,300	2,888	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	01/07/2005	500	17	3
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	93,100	2,367	6,778
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	94,100	3,102	0
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	4.000	%**	01/07/2005	500	17	3
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	700	20	8
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	700	12	4
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005	500	14	6
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005	500	5	1

						$65,360	$58,964

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.000	02/15/2026	$58,800	$67,057	$65,301
U.S. Treasury Bond	6.250	05/15/2030	11,395	13,528	13,166
U.S. Treasury Bond	5.375	02/15/2031	81,760	87,611	86,896
U.S. Treasury Note	3.875	02/15/2013	167,700	166,704	166,298
U.S. Treasury Note	4.750	05/15/2014	777,900	816,796	811,353

				$1,151,696	$1,143,014

18 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

(k)	Restricted securities as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	07/21/1992	$1,618	$1,550	0.00%
First Interstate Bancorp	01/04/1990	25	24	0.00
First Interstate Bancorp	01/04/1990	2	2	0.00
Goldman Sachs Mortgage Corp.	06/24/1993	4,443	4,568	0.01
Mazda Manufacturing Corp.	03/31/1992 - 08/30/1993	1,291	1,228	0.00
United Airlines, Inc.	12/28/2001	10,500	2,741	0.00
United Telecom, Inc.	09/22/2003	728	737	0.00
United Telephone Company of the Northwest	05/02/2002	2,635	2,894	0.00
Wilmington Trust Co.	03/31/1992 - 08/30/1993	297	305	0.00

		$21,539	$14,049	0.01%

(l)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	867	10/2004	$0	$(20)	$(20)
Buy	BR	49,290	10/2004	1,443	0	1,443
Buy		47,450	11/2004	878	0	878
Buy		51,900	12/2004	461	0	461
Buy	C$	509,886	10/2004	11,708	0	11,708
Buy	CP	14,564,414	11/2004	1,103	0	1,103
Buy		10,484,146	12/2004	123	0	123
Sell	EC	674,508	10/2004	0	(19,546)	(19,546)
Buy	H$	120,037	10/2004	0	(29)	(29)
Buy		124,123	11/2004	0	(12)	(12)
Buy		134,483	12/2004	0	(2)	(2)
Buy	JY	141,230,232	10/2004	5,582	0	5,582
Buy	KW	17,895,190	10/2004	186	0	186
Buy		18,585,769	11/2004	101	0	101
Buy		20,414,000	12/2004	0	(83)	(83)
Buy	MP	182,846	11/2004	52	0	52
Buy		193,950	12/2004	111	0	111
Sell	N$	56,083	10/2004	0	(1,002)	(1,002)
Buy	PN	54,642	11/2004	250	0	250
Buy		61,683	12/2004	91	0	91
Buy	PZ	59,498	11/2004	203	0	203
Buy		59,689	12/2004	198	0	198
Buy	RP	1,188,744	12/2004	0	(233)	(233)
Buy	RR	438,671	10/2004	94	0	94
Buy		455,028	11/2004	156	0	156
Buy		527,623	12/2004	30	0	30
Buy	S$	26,023	10/2004	287	0	287
Buy		26,983	11/2004	256	0	256
Buy		29,492	12/2004	54	0	54
Buy	SV	517,206	11/2004	306	0	306
Buy		592,714	12/2004	155	0	155
Buy	T$	528,589	11/2004	34	0	34
Buy		574,533	12/2004	0	(63)	(63)

				$23,862	$(20,990)	$2,872

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 19

Notes to Financial Statements

September 30, 2004 (Unaudited)

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds: Pacific Investment Management Series (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2004. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the Fund. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating

20 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities. Currency symbols utilized throughout reports are defined as follows:

BP	- British Pound	N$	- New Zealand Dollar
BR	- Brazilian Real	PN	- Peruvian New Sol
C$	- Canadian Dollar	PZ	- Polish Zloty
CP	- Chilean Peso	RP	- Indian Rupee
EC	- Euro	RR	- Russian Ruble
H$	- Hong Kong Dollar	S$	- Singapore Dollar
JY	- Japanese Yen	SV	- Slovakian Koruna
KW	- South Korean Won	T$	- Taiwan Dollar
MP	- Mexican Peso

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 21

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

22 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Fund are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Fund has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. There is no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 23

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Statement of Operations and Statements of Changes in Net Assets is as follows:

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Net Investment Income Increase (Decrease)	$(8,202,602)	$(24,625,305)	$(5,846,621)	$(8,584,754)	$0	$13,398,123
Net Realized Gain/Loss Increase (Decrease)	7,307,957	22,280,863	3,535,608	9,096,903	(16,466,919)	(210,667)
Net Change in Unrealized Gain/Loss Increase (Decrease)	894,645	2,344,442	2,311,013	(512,149)	16,466,919	(13,187,456)

Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Financial Highlights is as follows:

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Institutional Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(0.01)%	(0.03)%	(0.01)%	(0.02)%	0.00%	0.05%
Administrative Class
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.01)%	(0.03)%	(0.01)%	(0.02)%	0.00%	0.00%

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P., and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at the annual rate as noted in the following table.

Administrative Fee
Institutional and Administrative Classes	A, B and C Classes	Class D	Class R
0.18%	0.40%	0.25%	0.40%

24 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Distribution and Servicing Fees. PA Distributors LLC (“PAD”) is an indirect wholly-owned subsidiary of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Fund in the amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2004.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2004, PAD received $4,992,510 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges;

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 25

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

(v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2004, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$81,232,522	$68,940,749	$5,710,870	$7,960,226

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 03/31/2004	$106,235
Sales	98,352
Closing Buys	(9,168)
Expirations	(75,914)

Balance at 09/30/2004	$119,505

6. Federal Income Tax Matters

At September 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$898,139	$(209,405)	$688,734

26 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	481,217	$5,169,727	1,301,094	$14,085,125
Administrative Class	178,286	1,916,965	526,959	5,716,505
Other Classes	206,434	2,217,368	616,185	6,678,006

Issued as reinvestment of distributions
Institutional Class	40,843	438,924	159,484	1,715,938
Administrative Class	13,122	141,023	53,275	573,173
Other Classes	8,185	87,957	39,172	421,077

Cost of shares redeemed
Institutional Class	(492,203)	(5,276,029)	(1,279,938)	(13,850,516)
Administrative Class	(177,254)	(1,902,323)	(576,981)	(6,246,627)
Other Classes	(265,325)	(2,842,132)	(608,915)	(6,582,512)

Net increase (decrease) resulting from Fund share transactions	(6,695)	$(48,520)	230,335	$2,510,169

8. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.) (“Allianz”), PIMCO’s parent company, PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) (entities affiliated with PIMCO through common ownership by Allianz), in connection with the same matter. In the New Jersey Settlement, Allianz, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that Allianz, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”). The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

On February 20, 2004, a putative class action lawsuit was filed in the United States District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against Allianz, PAD, PIMCO, PEA, PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”), MMS Funds, PIMCO Variable Insurance Trust (“PVIT”), PIMCO Commercial Mortgage Securities Trust, Inc. (“PCM”) and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the United States District Court for the District of Connecticut on February 27, 2004 (naming as defendants Allianz, PAD, PEA, the PIMS Funds, the MMS Funds, PVIT, PCM and certain other parties); (2) a lawsuit filed in the United States District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, Allianz, PEA and PAD); (3) a lawsuit filed in United States District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the United States District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the United States District Court for the Central District of California on

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 27

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming Allianz, PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”) and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the United States District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming Allianz, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the United States District Court for the District of New Jersey on April 20, 2004 (naming Allianz, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the United States District Court for the Northern District of California on April 28, 2004 (naming Allianz, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds,” including the PIMS Funds, as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the United States District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against Allianz, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the United States District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

PIMCO and the Trust believe that these developments will not have a material adverse effect on the Trust or on PIMCO’s ability to perform its investment advisory services on behalf of the Trust.

28 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

Investment Adviser and Administrator	Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, CA 92660

Distributor	PA Distributors LLC 2187 Atlantic Street Stamford, CT 06902

Custodian	State Street Bank & Trust Company 801 Pennsylvania Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services-Midwest 330 W. 9th Street Kansas City, MO 64105

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-25497-01

Semi-Annual Report

09.30.04

PIMCO Total Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds: Pacific Investment Management Series prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the PIMCO Total Return Fund (“the Fund”). Assets in the Fund stood at $76 billion as of September 30, 2004, the Fund’s fiscal half-year end. In addition, the assets of the PIMCO Funds: Pacific Investment Management Series (“the Trust”) stood at $165 billion as of September 30, 2004.

Bonds rallied in third quarter 2004 as the economy slowed, hitting what Federal Reserve Chairman Alan Greenspan called a “soft patch.” Weak employment growth and expectations of lower inflation prompted a decrease in interest rates, which boosted all bond market sectors. The third quarter was essentially a reversal of the second quarter, when a stronger labor market and anticipation that the Federal Reserve would begin tightening caused interest rates to move higher. During the semi-annual period, the Fed initiated three 0.25% rate increases. Bond market gains in the third quarter 2004 came despite two of those rate hikes, and the federal funds rate ended the six-month period at 1.75%. The Fed also indicated it would raise rates in the future at a “measured” pace as it attempts to move toward a neutral policy stance that neither restrains nor stimulates the economy.

The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 3.20% in the third quarter 2004, but only 0.67% for the semi-annual April through September period. The yield on the benchmark ten-year Treasury fell 0.46% during the third quarter, but rose 0.28% for the six-month reporting period to end at 4.12%. While yields on all but the very shortest maturity securities fell during the third quarter, ten-year yields fell the most, causing the two- to ten-year portion of the yield curve to flatten. This flattening suggested that bond markets were not optimistic about the economy’s forward growth prospects.

During the reporting period, the PIMCO Funds: Pacific Investment Management Series (“the Trust”) continued to enhance its bond fund offerings by launching the PIMCO Floating Income Fund. The Fund seeks maximum current yield consistent with prudent investment management by investing primarily in variable and floating rate securities and their economic equivalents. In addition, effective October 1, 2004, the Trust lowered sales charges on most of the funds and reduced fees on several of the funds as well. For more information on these changes, please refer to the current prospectus.

On the following pages you will find specific details as to the PIMCO Total Return Fund’s total return investment performance and PIMCO’s discussion of those main factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call PIMCO Advisors at 1-800-426-0107. We also invite you to visit our website at www.pimcoadvisors.com.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2004

09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  3

Important Information About the Total Return Fund

The performance represented in this Semi-Annual Report has been computed using the sales charge that was in effect on September 30, 2004. For information on changes to the PIMCO Funds sales charges, that commenced on October 1, 2004, please refer to the current prospectus or the Shareholders Guide.

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class A, B and C shares were first offered in 1/97. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. PA Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained by contacting a PIMCO representative at (866) 746-2606.

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov.

4  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04

Important Information (Cont.)

Copies of the policies and procedures the Fund’s adviser and subadvisers use in determining how to vote proxies for the Fund are available without charge, upon request by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov.

Beginning with the third quarter of the fiscal year ending March 31, 2005, the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of the fiscal year on Form N-Q, which will be available on the SEC’s website at http://www.sec.gov. A copy of the Fund’s Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-866-746-2606. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 04/01/04 to 09/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses].

09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  5

Management Review

•	PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class A shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2004, returning 0.76% versus 0.67% for the Index.

•	The Fund’s duration moved closer to the Index, but not above it, given the longer-term risks of inflation and interest rate increases. This strategy was neutral for the six-month period, as rates rose slightly.

•	PIMCO’s Secular Outlook called for limited exposure to U.S. rates and diversification beyond core bond sectors; thus, the Fund avoided exposures that could have paid off during the third quarter’s rally but that posed longer-term risks.

•	Emphasis on short/intermediate maturities was negative, as yields rose the most in this part of the yield curve.

•	The Fund’s underweight position to mortgages hurt returns during the six-month period, as low volatility and strong bank demand supported these assets. However, tactical security selection within the mortgage sector more than offset this effect, as the Fund’s mortgage holdings performed well during the period.

•	An underweight to corporate bonds detracted from returns; credit premiums narrowed during the period, thus corporates outperformed Treasuries. This effect was slightly mitigated by the Fund’s good security selection within the corporate sector.

•	Real return bonds continued to outperform in 2004 as real yields fell, adding value in comparison to like-duration nominal bonds.

•	The Fund’s investments in emerging market bonds added value, as the benign interest rate environment and improving credit qualities boosted demand in the third quarter, which more than offset the sell-off in the second quarter.

6 PIMCO	Total Return Fund Semi-Annual Report | 09.30.04

PIMCO Total Return Fund Performance Summary

Average Annual Total Return  For periods ended 09/30/04

	6 months	1 year	5 year	10 year	Inception (05/11/87)
PIMCO Total Return Fund Class A	0.76%	4.00%	7.67%	7.88%	8.43%
PIMCO Total Return Fund Class A (adjusted)	-3.78%	-0.68%	6.69%	7.38%	8.15%
PIMCO Total Return Fund Class B	0.38%	3.23%	6.87%	7.32%	8.11%
PIMCO Total Return Fund Class B (adjusted)	-4.61%	-1.77%	6.56%	7.32%	8.11%
PIMCO Total Return Fund Class C (adjusted)	-0.62%	2.23%	6.87%	7.08%	7.64%
Lehman Brothers Aggregate Bond Index	0.67%	3.68%	7.48%	7.66%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.41%	3.23%	6.62%	6.85%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.pimcoadvisors.com. The adjusted returns take into account the maximum sales charge of 4.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,007.60	$1,003.80	$1,003.80	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period	$4.53	$8.29	$8.29	$4.56	$8.34	$8.34

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65 % for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Total Return Share Class A	Total Return Share Class B	Total Return Share Class C	Lehman Brothers Aggregate Bond Index
05/31/1987	9,550	10,000	10,000	10,000
06/30/1987	9,668	10,117	10,117	10,138
07/31/1987	9,641	10,082	10,082	10,130
08/31/1987	9,615	10,048	10,048	10,076
09/30/1987	9,371	9,787	9,787	9,861
10/31/1987	9,666	10,089	10,089	10,212
11/30/1987	9,733	10,152	10,152	10,294
12/31/1987	9,818	10,233	10,233	10,434
01/31/1988	10,215	10,642	10,642	10,801
02/29/1988	10,329	10,753	10,753	10,929
03/31/1988	10,233	10,646	10,646	10,827
04/30/1988	10,176	10,581	10,581	10,768
05/31/1988	10,122	10,518	10,518	10,696
06/30/1988	10,360	10,759	10,759	10,954
07/31/1988	10,343	10,735	10,735	10,897
08/31/1988	10,388	10,775	10,775	10,925
09/30/1988	10,581	10,969	10,969	11,172
10/31/1988	10,744	11,132	11,132	11,383
11/30/1988	10,644	11,021	11,021	11,244
12/31/1988	10,688	11,059	11,059	11,257
01/31/1989	10,816	11,184	11,184	11,419
02/28/1989	10,744	11,102	11,102	11,336
03/31/1989	10,790	11,143	11,143	11,385
04/30/1989	11,027	11,382	11,382	11,624
05/31/1989	11,291	11,647	11,647	11,929
06/30/1989	11,667	12,028	12,028	12,292
07/31/1989	11,910	12,271	12,271	12,554
08/31/1989	11,700	12,047	12,047	12,368
09/30/1989	11,754	12,096	12,096	12,431
10/31/1989	12,031	12,374	12,374	12,737
11/30/1989	12,132	12,470	12,470	12,858
12/31/1989	12,152	12,483	12,483	12,893
01/31/1990	11,944	12,262	12,262	12,740
02/28/1990	11,971	12,283	12,283	12,781
03/31/1990	11,957	12,261	12,261	12,790
04/30/1990	11,784	12,074	12,074	12,673
05/31/1990	12,165	12,457	12,457	13,048
06/30/1990	12,366	12,655	12,655	13,258
07/31/1990	12,563	12,847	12,847	13,441
08/31/1990	12,361	12,632	12,632	13,261
09/30/1990	12,368	12,632	12,632	13,371
10/31/1990	12,535	12,793	12,793	13,541
11/30/1990	12,846	13,103	13,103	13,832
12/31/1990	13,067	13,320	13,320	14,048
01/31/1991	13,192	13,440	13,440	14,222
02/28/1991	13,372	13,615	13,615	14,343
03/31/1991	13,536	13,774	13,774	14,442
04/30/1991	13,753	13,986	13,986	14,598
05/31/1991	13,850	14,077	14,077	14,684
06/30/1991	13,867	14,086	14,086	14,676
07/31/1991	14,061	14,275	14,275	14,880
08/31/1991	14,436	14,647	14,647	15,202
09/30/1991	14,773	14,980	14,980	15,510
10/31/1991	14,919	15,119	15,119	15,682
11/30/1991	15,043	15,235	15,235	15,826
12/31/1991	15,550	15,740	15,740	16,296
01/31/1992	15,418	15,596	15,596	16,074
02/29/1992	15,547	15,720	15,720	16,179
03/31/1992	15,482	15,644	15,644	16,088
04/30/1992	15,558	15,711	15,711	16,204
05/31/1992	15,874	16,021	16,021	16,510
06/30/1992	16,069	16,210	16,210	16,737
07/31/1992	16,456	16,591	16,591	17,078
08/31/1992	16,591	16,717	16,717	17,251
09/30/1992	16,848	16,966	16,966	17,456
10/31/1992	16,695	16,802	16,802	17,224
11/30/1992	16,703	16,800	16,800	17,228
12/31/1992	16,990	17,079	17,079	17,502
01/31/1993	17,298	17,378	17,378	17,838
02/28/1993	17,677	17,749	17,749	18,150
03/31/1993	17,772	17,836	17,836	18,226
04/30/1993	17,922	17,976	17,976	18,353
05/31/1993	17,957	18,001	18,001	18,376
06/30/1993	18,342	18,375	18,375	18,709
07/31/1993	18,448	18,471	18,471	18,815
08/31/1993	18,861	18,873	18,873	19,145
09/30/1993	18,931	18,934	18,934	19,197
10/31/1993	19,060	19,051	19,051	19,269
11/30/1993	18,886	18,868	18,868	19,105
12/31/1993	19,038	19,008	19,008	19,209
01/31/1994	19,262	19,221	19,221	19,468
02/28/1994	18,912	18,861	18,861	19,130
03/31/1994	18,505	18,444	18,444	18,658
04/30/1994	18,316	18,245	18,245	18,509
05/31/1994	18,223	18,141	18,141	18,507
06/30/1994	18,148	18,067	18,056	18,466
07/31/1994	18,513	18,430	18,408	18,832
08/31/1994	18,559	18,476	18,443	18,856
09/30/1994	18,318	18,236	18,192	18,578
10/31/1994	18,289	18,207	18,152	18,562
11/30/1994	18,283	18,201	18,136	18,521
12/31/1994	18,270	18,189	18,111	18,648
01/31/1995	18,590	18,507	18,417	19,017
02/28/1995	19,019	18,934	18,831	19,470
03/31/1995	19,193	19,107	18,991	19,589
04/30/1995	19,523	19,435	19,306	19,863
05/31/1995	20,134	20,044	19,897	20,631
06/30/1995	20,114	20,024	19,865	20,783
07/31/1995	20,118	20,028	19,857	20,736
08/31/1995	20,419	20,328	20,143	20,986
09/30/1995	20,668	20,576	20,377	21,191
10/31/1995	20,974	20,881	20,666	21,466
11/30/1995	21,421	21,325	21,094	21,788
12/31/1995	21,781	21,684	21,436	22,094
01/31/1996	21,951	21,853	21,590	22,240
02/29/1996	21,409	21,313	21,044	21,854
03/31/1996	21,235	21,140	20,861	21,702
04/30/1996	21,140	21,045	20,754	21,580
05/31/1996	21,074	20,980	20,678	21,536
06/30/1996	21,403	21,307	20,988	21,825
07/31/1996	21,450	21,354	21,021	21,885
08/31/1996	21,424	21,328	20,981	21,848
09/30/1996	21,908	21,810	21,443	22,229
10/31/1996	22,469	22,369	21,979	22,721
11/30/1996	22,993	22,890	22,478	23,111
12/31/1996	22,699	22,597	22,177	22,896
01/31/1997	22,771	22,669	22,241	22,966
02/28/1997	22,814	22,712	22,270	23,023
03/31/1997	22,532	22,431	21,980	22,768
04/30/1997	22,930	22,828	22,354	23,109
05/31/1997	23,157	23,054	22,560	23,327
06/30/1997	23,421	23,317	22,803	23,604
07/31/1997	24,068	23,960	23,417	24,240
08/31/1997	23,851	23,745	23,190	24,034
09/30/1997	24,230	24,122	23,545	24,388
10/31/1997	24,512	24,402	23,801	24,742
11/30/1997	24,614	24,504	23,889	24,856
12/31/1997	24,893	24,781	24,142	25,106
01/31/1998	25,268	25,155	24,493	25,428
02/28/1998	25,190	25,077	24,402	25,408
03/31/1998	25,266	25,153	24,460	25,497
04/30/1998	25,354	25,241	24,534	25,630
05/31/1998	25,641	25,526	24,794	25,873
06/30/1998	25,882	25,766	25,012	26,092
07/31/1998	25,957	25,841	25,070	26,148
08/31/1998	26,359	26,241	25,443	26,573
09/30/1998	27,139	27,018	26,181	27,196
10/31/1998	26,949	26,829	25,979	27,052
11/30/1998	27,041	26,920	26,052	27,205
12/31/1998	27,195	27,073	26,182	27,287
01/31/1999	27,347	27,225	26,316	27,482
02/28/1999	26,833	26,713	25,808	27,002
03/31/1999	27,053	26,932	26,004	27,152
04/30/1999	27,178	27,056	26,106	27,238
05/31/1999	26,873	26,753	25,798	26,999
06/30/1999	26,820	26,700	25,730	26,913
07/31/1999	26,710	26,590	25,607	26,799
08/31/1999	26,723	26,603	25,602	26,785
09/30/1999	27,012	26,891	25,863	27,096
10/31/1999	27,093	26,971	25,925	27,196
11/30/1999	27,147	27,025	25,961	27,194
12/31/1999	26,995	26,874	25,798	27,063
01/31/2000	26,846	26,726	25,640	26,974
02/29/2000	27,166	27,044	25,930	27,300
03/31/2000	27,557	27,434	26,285	27,660
04/30/2000	27,472	27,349	26,188	27,581
05/31/2000	27,458	27,335	26,157	27,568
06/30/2000	28,029	27,904	26,682	28,142
07/31/2000	28,276	28,149	26,901	28,397
08/31/2000	28,711	28,583	27,297	28,809
09/30/2000	28,800	28,671	27,365	28,990
10/31/2000	28,973	28,843	27,510	29,182
11/30/2000	29,529	29,397	28,022	29,659
12/31/2000	30,120	29,985	28,563	30,209
01/31/2001	30,547	30,411	28,951	30,703
02/28/2001	30,831	30,694	29,203	30,971
03/31/2001	30,942	30,804	29,290	31,126
04/30/2001	30,645	30,508	28,992	30,997
05/31/2001	30,753	30,615	29,073	31,184
06/30/2001	30,826	30,689	29,125	31,302
07/31/2001	31,884	31,741	30,104	32,001
08/31/2001	32,266	32,122	30,444	32,368
09/30/2001	32,792	32,646	30,922	32,745
10/31/2001	33,481	33,331	31,553	33,430
11/30/2001	32,992	32,845	31,070	32,969
12/31/2001	32,827	32,680	30,896	32,760
01/31/2002	33,224	33,076	31,248	33,025
02/28/2002	33,680	33,529	31,658	33,345
03/31/2002	33,006	32,858	31,005	32,791
04/30/2002	33,729	33,578	31,666	33,426
05/31/2002	33,989	33,837	31,888	33,710
06/30/2002	34,067	33,914	31,942	34,002
07/31/2002	34,244	34,091	32,089	34,412
08/31/2002	34,806	34,650	32,592	34,994
09/30/2002	35,192	35,034	32,938	35,560
10/31/2002	35,178	35,020	32,905	35,398
11/30/2002	35,297	35,139	32,997	35,389
12/31/2002	36,010	35,849	33,641	36,120
01/31/2003	36,154	35,993	33,755	36,150
02/28/2003	36,653	36,489	34,200	36,651
03/31/2003	36,716	36,551	34,238	36,622
04/30/2003	37,123	36,957	34,598	36,925
05/31/2003	37,736	37,567	35,144	37,613
06/30/2003	37,709	37,541	35,099	37,538
07/31/2003	36,280	36,118	33,747	36,276
08/31/2003	36,574	36,410	34,000	36,517
09/30/2003	37,594	37,426	34,929	37,484
10/31/2003	37,331	37,164	34,660	37,134
11/30/2003	37,406	37,239	34,708	37,223
12/31/2003	37,832	37,663	35,080	37,602
01/31/2004	38,071	37,900	35,279	37,904
02/29/2004	38,501	38,329	35,657	38,314
03/31/2004	38,809	38,635	35,917	38,602
04/30/2004	37,905	37,735	35,059	37,597
05/31/2004	37,757	37,588	34,901	37,447
06/30/2004	37,919	37,750	35,027	37,658
07/31/2004	38,310	38,138	35,363	38,032
08/31/2004	39,053	38,878	36,028	38,757
09/30/2004	39,104	38,929	36,053	38,862

Sector Breakdown*

Short-Term Instruments	52.3%
U.S. Government Agencies	23.1%
U.S. Treasury Obligations	12.5%
Corporate Bonds & Notes	3.9%
Other	8.2%

*	% of total investments as of September 30, 2004

09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  7

Summary Schedule of Investments

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
CORPORATE BONDS & NOTES

Banking & Finance

Total Banking & Finance (b)		$1,918,401	2.5%

Industrials

Total Industrials (b)		1,129,970	1.5%

Utilities

Total Utilities (b)		287,471	0.4%

Total Corporate Bonds & Notes (Cost $3,258,174)		3,335,842	4.4%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (b) (Cost $1,712,055)		1,728,065	2.3%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.500% due 10/01/2017	$308,603	319,744	0.4%
5.500% due 11/01/2017	243,030	251,802	0.3%
5.000% due 06/01/2018	322,780	328,739	0.4%
5.000% due 11/01/2018	323,126	329,077	0.4%
5.000% due 10/19/2019	3,637,800	3,695,779	4.9%
5.000% due 03/01/2034	605,405	600,772	0.8%
5.000% due 10/14/2034	2,891,100	2,861,287	3.8%
5.500% due 10/14/2034	2,902,900	2,941,909	3.9%
0.000% - 1000.000% due 10/01/2004 - 12/01/2050 (a)(d)	4,798,299	4,960,932	6.5%
Federal Home Loan Bank
1.240% - 5.500% due 01/21/2005 - 03/15/2015 (a)	4,687	4,697	0.0%
Freddie Mac
1.890% - 1007.500% due 11/01/2004 - 03/25/2044 (a)	1,906,104	1,978,460	2.6%
Government National Mortgage Association
2.178% - 17.000% due 03/15/2005 - 11/15/2042 (a)	958,176	994,036	1.3%
Other U.S. Government Agencies (b)		651,135	0.9%

Total U.S. Government Agencies (Cost $19,684,401)		19,918,369	26.2%

U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007	269,824	288,364	0.4%
3.625% due 01/15/2008	1,017,432	1,116,116	1.5%
3.875% due 01/15/2009	1,636,463	1,842,748	2.4%
4.250% due 01/15/2010	1,046,239	1,214,577	1.6%
3.500% due 01/15/2011	984,551	1,114,658	1.5%
3.000% due 07/15/2012	459,257	508,681	0.7%
2.000% - 3.375% due 01/15/2012 - 01/15/2025 (a)	208,323	226,908	0.3%
U.S. Treasury Bonds
5.375% due 02/15/2031	297,400	318,683	0.3%
6.000% - 6.250% due 02/15/2026 - 05/15/2030 (a)	286,420	334,852	0.5%

8  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)	% of Net Assets
U.S. Treasury Notes
2.500% due 09/30/2006	$3,809,300	$3,802,302	5.0%
2.125% - 4.875% due 10/31/2004 - 02/15/2012 (a)	4,955	5,089	0.0%

Total U.S. Treasury Obligations (Cost $10,657,614)		10,772,978	14.2%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (b) (Cost $1,509,032)		1,528,245	2.0%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (Cost $1,882,714)		1,852,659	2.4%

SOVEREIGN ISSUES

United Mexican States
8.300% due 08/15/2031	246,890	281,455	0.4%
Other Sovereign Issues (b)		1,155,833	1.5%

Total Sovereign Issues (Cost $1,300,930)		1,437,288	1.9%

FOREIGN CURRENCY-DENOMINATED ISSUES

Total Foreign Currency-Denominated Issues (b) (Cost $362,484)		484,673	0.6%

PURCHASED PUT OPTIONS

Total Purchased Put Options (b) (Cost $0)		0	0.0%

SHORT-TERM INSTRUMENTS

Certificates of Deposit

Citibank New York N.A.
1.540% - 1.920% due 10/22/2004 - 12/29/2004 (a)	2,289,600	2,289,600	3.0%
Wells Fargo Bank N.A.
1.600% - 1.780% due 10/04/2004 - 11/12/2004 (a)	1,790,800	1,790,800	2.4%
Other Certificates of Deposit (b)		143,800	0.2%

		4,224,200	5.6%

Commercial Paper

ABN AMRO North America
1.480% - 1.945% due 10/06/2004 - 01/31/2005 (a)	462,200	459,430	0.6%
Anz (Delaware), Inc.
1.480% - 1.845% due 10/07/2004 - 12/17/2004 (a)	709,500	707,551	0.9%
ASB Bank Ltd.
1.545% - 1.895% due 10/14/2004 - 12/29/2004 (a)	399,300	398,678	0.5%

See accompanying notes  |  09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  9

Summary Schedule of Investments (Cont.)

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
Bank of Ireland
1.580% - 1.960% due 10/18/2004 - 01/27/2005 (a)	$929,700	$927,953	1.2%
Barclays U.S. Funding Corp.
1.610% - 1.950% due 10/21/2004 - 01/27/2005 (a)	560,800	559,436	0.7%
CBA (de) Finance
1.470% - 1.890% due 10/06/2004 - 12/29/2004 (a)	1,379,800	1,375,923	1.8%
Danske Corp.
1.480% - 1.940% due 10/06/2004 - 01/31/2005 (a)	1,463,580	1,459,213	1.9%
Den Norske Bank ASA
1.500% - 1.980% due 10/06/2004 - 02/01/2005 (a)	1,495,400	1,490,560	2.0%
Dexia Delaware LLC
1.485% - 1.855% due 10/01/2004 - 12/23/2004 (a)	827,600	827,061	1.1%
Fannie Mae
1.180% - 1.920% due 10/06/2004 - 12/29/2004 (a)	7,494,597	7,477,484	9.8%
Federal Home Loan Bank
1.437% - 1.845% due 10/01/2004 - 12/27/2004 (a)	3,694,736	3,688,965	4.9%
ForeningsSparbanken AB
1.530% - 1.900% due 10/04/2004 - 12/20/2004 (a)	887,600	885,298	1.2%
Freddie Mac
1.455% - 1.930% due 10/05/2004 - 01/31/2005 (a)	4,730,468	4,717,493	6.2%
General Electric Capital Corp.
1.500% - 1.800% due 10/01/2004 - 12/16/2004 (a)	470,475	469,378	0.6%
General Motors Acceptance Corp.
2.362% - 2.535% due 03/21/2005 - 04/05/2005 (a)	245,710	243,143	0.3%
HBOS Treasury Services PLC
1.320% - 1.955% due 10/01/2004 - 01/31/2005 (a)	1,777,999	1,773,771	2.4%
ING U.S. Funding LLC
1.470% - 1.940% due 10/01/2004 - 01/25/2005 (a)	592,176	590,687	0.8%
Lloyds Bank PLC
1.485% - 1.530% due 10/01/2004 - 10/22/2004 (a)	244,900	244,889	0.3%
Nordea North America, Inc.
1.600% - 1.970% due 10/20/2004 - 01/31/2005 (a)	674,830	671,415	0.9%
Pfizer, Inc.
1.450% - 1.710% due 10/04/2004 - 12/14/2004 (a)	543,900	542,666	0.7%
Rabobank USA Financial Corp.
1.860% - 1.970% due 10/01/2004 - 01/28/2005 (a)	473,138	470,806	0.6%
Royal Bank of Scotland PLC
1.540% - 1.835% due 10/12/2004 - 12/22/2004 (a)	435,000	434,244	0.6%
Shell Finance (UK) PLC
1.510% - 1.950% due 10/01/2004 - 01/28/2005 (a)	523,100	521,827	0.7%
Spintab AB
1.505% - 1.970% due 10/05/2004 - 01/31/2005 (a)	795,900	793,301	1.1%
Svenska Handelsbanken, Inc.
1.600% - 1.955% due 10/27/2004 - 01/31/2005 (a)	1,685,750	1,680,350	2.2%
TotalFinaElf Capital S.A.
1.790% - 1.880% due 10/01/2004 - 12/16/2004 (a)	486,100	485,009	0.7%
UBS Finance, Inc.
1.480% - 1.955% due 10/01/2004 - 01/31/2005 (a)	1,755,625	1,749,275	2.3%
UniCredit Delaware
1.545% - 1.840% due 10/22/2004 - 12/20/2004 (a)	253,000	252,452	0.3%

10  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04  |  See accompanying notes

	Principal Amount (000s)	Value (000s)	% of Net Assets
Westpac Capital Corp.
1.405% - 1.970% due 10/04/2004 - 01/28/2005 (a)	$1,480,431	$1,475,138	1.9%
Westpac Trust Securities NZ Ltd.
1.520% - 1.790% due 10/15/2004 - 12/15/2004 (a)	392,800	391,957	0.5%
Other Commercial Paper (b)		1,377,833	1.8%

		39,143,186	51.5%

Repurchase Agreements

Lehman Brothers, Inc.
1.420% - 1.933% due 10/01/2004 (a) (Dated 09/30/2004. Collateralized by U.S. Treasury Bonds 6.750% due 08/15/2026 valued at $32,196. Repurchase proceeds are $31,201.)	31,200	31,200	0.0%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $8,869; 2.000% due 01/15/2006 valued at $178,519 and Freddie Mac 2.875% due 09/15/2005 valued at $25,502. Repurchase proceeds are $208,701.)	208,693	208,693	0.3%

		239,893	0.3%

U.S. Treasury Bills
1.420% - 1.933% due 10/07/2004 - 03/24/2005 (a)(c)(e)	1,459,307	1,454,395	1.9%

Total Short-Term Instruments (Cost $45,063,655)		45,061,674	59.3%

Total Investments (Cost $85,431,059)		$86,119,793	113.3%

Written Options (i) (Premiums $119,505)		(99,690)	(0.1)%

Other Assets and Liabilities (Net)		(10,007,897)	(13.2)%

Net Assets		$76,012,206	100.0%

Notes to Summary Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of September 30, 2004.
(c)	Securities with an aggregate market value of $37,389 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(d)	The Grouping contains an interest only security.

See accompanying notes  |  09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  11

Summary Schedule of Investments (Cont.)

September 30, 2004 (Unaudited)

(e)	Securities with an aggregate market value of $435,873 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	42,005	$499
Eurodollar September Long Futures	09/2005	24,448	4,081
Eurodollar December Long Futures	12/2004	11,217	(220)
Eurodollar December Long Futures	12/2005	5,587	6,291
Euribor December Long Futures	12/2005	27,342	6,952
Euribor June Long Futures	06/2005	1,500	752
Euribor September Long Futures	09/2005	18,670	16,143
Euribor Written Put Options Strike @ 97.000	12/2004	3,044	3,093
Euro-Bobl 5-Year Note Long Futures	12/2004	20,048	10,141
Euro-Bund 10-Year Note Long Futures	12/2004	36,404	1,360
Government of Japan 10-Year Note Long Futures	12/2004	880	11,841
U.S. Treasury 10-year Note Long Futures	12/2004	100,086	51,494
U.S. Treasury 30-year Bond Long Futures	12/2004	1,112	(1,588)
U.S. Treasury 5-year Note Long Futures	12/2004	8,979	1,873
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	6,432	2,416

			$115,128

(f)	Principal amount of security is adjusted for inflation.
(g)	The aggregate value of fair valued securities is $123,607, which is 0.16% of net assets, which have not been utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.
(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP	326,480	$(3,004)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		345,600	(9,123)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		336,300	440
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		38,100	(207)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		134,100	(1,896)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		48,500	(613)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		5,800	63
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		116,400	(938)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2017		77,300	(480)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		96,900	(2,242)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		152,600	(2,780)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017	EC	560,700	18,634
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017		62,000	2,139
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032		243,700	8,934
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	781,400	$19,291
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		59,900	1,193
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(2,197)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(2,332)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(8,868)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(16,292)
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2009		$1,216,500	47,237
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		81,150	926
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2009		282,700	7,090

12  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04  |  See accompanying notes

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014	$443,400	$(5,468)
J.P. Morgan Chase & Co.	3-month LIBOR	Pay	4.000%	12/15/2009	2,223,200	89,826
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014	295,800	(3,624)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009	1,760,900	42,898

						$178,607

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$10,100	$32
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	9,000	36
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,670	43
Goldman Sachs & Co.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.000%	01/16/2005	10,000	469
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	5,000	20
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	9,000	37
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	27.650%	11/26/2004	10,000	426
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	28.000%	11/27/2004	10,000	454
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	28.000%	12/11/2004	10,000	560
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	1,400	2
Lehman Brothers, Inc.	Niagara Mohawk Power Corp. 7.750% due 10/01/2008	Sell	0.650%	12/31/2004	50,000	63
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	10,000	8
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	37,800	72
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	$9,700	$14
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	2,100	3
Merrill Lynch & Co., Inc.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.500%	01/16/2005	8,500	412

See accompanying notes  |  09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  13

Summary Schedule of Investments (Cont.)

September 30, 2004 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	$16,000	$58
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	30,700	93
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	10,100	94
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 3/31/2030	Sell	1.000%	07/20/2005	7,700	16
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.500% due 07/15/2006	Sell	0.215%	02/26/2007	103,300	279
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	56

						$3,247

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.550%	10/01/2004	$61,300	$0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	96,400	0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	96,900	0
Wachovia Bank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.400%	03/01/2005	112,800	0
Citibank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.350%	04/01/2005	108,500	0

					$0

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/26/2004	49,145	$33,995	$28,412
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	22,511	16,297	6,683
Put - CBOT U.S. Treasury Note December Futures	111.000	11/26/2004	10,919	3,853	5,631

				$54,145	$40,726

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$320,600	$1,529	$0
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	272,800	11,361	30,124
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	272,800	11,020	0

14  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04  |  See accompanying notes

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.000	%**	10/19/2004	$135,500	$5,468	$14,962
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.000	%*	10/19/2004	135,500	5,468	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.200	%**	11/02/2004	25,200	791	1,519
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.700	%*	11/02/2004	185,200	5,978	0
Put - OTC 7-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	6.700	%*	11/02/2004	400,000	13,710	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%**	01/07/2005	76,300	1,593	5,556
Put - OTC 7-Year Interest Rate Swap	Bank of America	7.000	%*	01/07/2005	76,300	2,888	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	01/07/2005	500	17	3
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	93,100	2,367	6,778
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	94,100	3,102	0
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	4.000	%**	01/07/2005	500	17	3
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	700	20	8
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	700	12	4
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005	500	14	6
Put - OTC 7-YearInterest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005	500	5	1

						$65,360	$58,964

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Restricted securities as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	07/21/1992	$1,618	$1,550	0.00%
First Interstate Bancorp	01/04/1990	25	24	0.00
First Interstate Bancorp	01/04/1990	2	2	0.00
Goldman Sachs Mortgage Corp.	06/24/1993	4,443	4,568	0.01
Mazda Manufacturing Corp.	03/31/1992 - 08/30/1993	1,291	1,228	0.00
United Airlines, Inc.	12/28/2001	10,500	2,741	0.00
United Telecom, Inc.	09/22/2003	728	737	0.00
United Telephone Company of the Northwest	05/02/2002	2,635	2,894	0.00
Wilmington Trust Co.	03/31/1992 - 08/30/1993	297	305	0.00

		$21,539	$14,049	0.01%

See accompanying notes  |  09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  15

Summary Schedule of Investments (Cont.)

September 30, 2004 (Unaudited)

(k)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.000	02/15/2026	$58,800	$67,057	$65,301
U.S. Treasury Bond	6.250	05/15/2030	11,395	13,528	13,166
U.S. Treasury Bond	5.375	02/15/2031	81,760	87,611	86,896
U.S. Treasury Note	3.875	02/15/2013	167,700	166,704	166,298
U.S. Treasury Note	4.750	05/15/2014	777,900	816,796	811,353

				$1,151,696	$1,143,014

(l)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	867	10/2004	$0	$(20)	$(20)
Buy	BR	49,290	10/2004	1,443	0	1,443
Buy		47,450	11/2004	878	0	878
Buy		51,900	12/2004	461	0	461
Buy	C$	509,886	10/2004	11,708	0	11,708
Buy	CP	14,564,414	11/2004	1,103	0	1,103
Buy		10,484,146	12/2004	123	0	123
Sell	EC	674,508	10/2004	0	(19,546)	(19,546)
Buy	H$	120,037	10/2004	0	(29)	(29)
Buy		124,123	11/2004	0	(12)	(12)
Buy		134,483	12/2004	0	(2)	(2)
Buy	JY	141,230,232	10/2004	5,582	0	5,582
Buy	KW	17,895,190	10/2004	186	0	186
Buy		18,585,769	11/2004	101	0	101
Buy		20,414,000	12/2004	0	(83)	(83)
Buy	MP	182,846	11/2004	52	0	52
Buy		193,950	12/2004	111	0	111
Sell	N$	56,083	10/2004	0	(1,002)	(1,002)
Buy	PN	54,642	11/2004	250	0	250
Buy		61,683	12/2004	91	0	91
Buy	PZ	59,498	11/2004	203	0	203
Buy		59,689	12/2004	198	0	198
Buy	RP	1,188,744	12/2004	0	(233)	(233)
Buy	RR	438,671	10/2004	94	0	94
Buy		455,028	11/2004	156	0	156
Buy		527,623	12/2004	30	0	30
Buy	S$	26,023	10/2004	287	0	287
Buy		26,983	11/2004	256	0	256
Buy		29,492	12/2004	54	0	54
Buy	SV	517,206	11/2004	306	0	306
Buy		592,714	12/2004	155	0	155
Buy	T$	528,589	11/2004	34	0	34
Buy		574,533	12/2004	0	(63)	(63)

				$23,862	$(20,990)	$2,872

16  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04  |  See accompanying notes

Financial Highlights

Class A Shares

Selected Per Share Data for the Year or Period Ended:	09/30/2004+	03/31/2004	03/31/2003	03/31/2002	03/31/2001		03/31/2000
Net Asset Value Beginning of Period	$10.94	$10.79	$10.41	$10.52	$9.96		$10.36
Net Investment Income**(a)	0.09	0.24	0.39	0.49	0.62		0.58
Net Realized/ Unrealized Gain (Loss) on Investments**(a)	(0.01)	0.36	0.75	0.20	0.56		(0.40)
Total Income from Investment Operations	0.08	0.60	1.14	0.69	1.18		0.18
Dividends from Net Investment Income	(0.10)	(0.27)	(0.41)	(0.50)	(0.62)		(0.58)
Distributions from Net Realized Capital Gains	0.00	(0.18)	(0.35)	(0.30)	0.00		0.00
Total Distributions	(0.10)	(0.45)	(0.76)	(0.80)	(0.62)		(0.58)
Net Asset Value End of Period	$10.92	$10.94	$10.79	$10.41	$10.52		$9.96
Total Return	0.76%	5.70%	11.25%	6.65%	12.27%		1.85%
Net Assets End of Period (000s)	$8,638,083	$8,777,466	$7,863,675	$4,749,826	$3,061,033		$1,947,405
Ratio Of Net Expenses to Average Net Assets	0.90%*	0.90%	0.90%	0.90%	0.96	%(b)	1.01	%(b)
Ratio of Net Investment Income to Average Net Assets**	1.75%*	2.23%	3.65%	4.62%	6.08%		5.84%
Portfolio Turnover Rate	231%	273%	234%	445%	450%		223%

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.

See accompanying notes  |  09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  17

Financial Highlights

Class B Shares

Selected Per Share Data for the Year or Period Ended:	09/30/2004+	03/31/2004	03/31/2003	03/31/2002	03/31/2001		03/31/2000
Net Asset Value Beginning of Period	$10.94	$10.79	$10.41	$10.52	$9.96		$10.36
Net Investment Income**(a)	0.05	0.17	0.31	0.41	0.54		0.51
Net Realized/ Unrealized Gain (Loss) on Investments**(a)	(0.01)	0.35	0.75	0.20	0.57		(0.41)
Total Income from Investment Operations	0.04	0.52	1.06	0.61	1.11		0.10
Dividends from Net Investment Income	(0.06)	(0.19)	(0.33)	(0.42)	(0.55)		(0.50)
Distributions from Net Realized Capital Gains	0.00	(0.18)	(0.35)	(0.30)	0.00		0.00
Total Distributions	(0.06)	(0.37)	(0.68)	(0.72)	(0.55)		(0.50)
Net Asset Value End of Period	$10.92	$10.94	$10.79	$10.41	$10.52		$9.96
Total Return	0.38%	4.91%	10.42%	5.85%	11.44%		1.08%
Net Assets End of Period (000s)	$2,144,367	$2,422,998	$2,655,908	$1,703,960	$975,823		$654,104
Ratio of Net Expenses to Average Net Assets	1.65%*	1.65%	1.65%	1.65%	1.70	%(b)	1.76	%(b)
Ratio of Net Investment Income to Average Net Assets**	1.00%*	1.50%	2.89%	3.83%	5.33%		5.06%
Portfolio Turnover Rate	231%	273%	234%	445%	450%		223%

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

18  PIMCO Total Return Fund Semi-Annual Report  |   09.30.04  |  See accompanying notes

Financial Highlights

Class C Shares

Selected Per Share Data for the Year or Period Ended:	09/30/2004+	03/31/2004	03/31/2003	03/31/2002	03/31/2001		03/31/2000
Net Asset Value Beginning of Period	$10.94	$10.79	$10.41	$10.52	$9.96		$10.36
Net Investment Income**(a)	0.05	0.17	0.31	0.41	0.54		0.51
Net Realized/ Unrealized Gain (Loss) on Investments**(a)	(0.01)	0.35	0.75	0.20	0.57		(0.41)
Total Income from Investment Operations	0.04	0.52	1.06	0.61	1.11		0.10
Dividends from Net Investment Income	(0.06)	(0.19)	(0.33)	(0.42)	(0.55)		(0.50)
Distributions from Net Realized Capital Gains	0.00	(0.18)	(0.35)	(0.30)	0.00		0.00
Total Distributions	(0.06)	(0.37)	(0.68)	(0.72)	(0.55)		(0.50)
Net Asset Value End of Period	$10.92	$10.94	$10.79	$10.41	$10.52		$9.96
Total Return	0.11%	4.91%	10.41%	5.85%	11.44%		1.09%
Net Assets End of Period (000s)	$2,681,597	$3,011,932	$3,303,225	$1,979,410	$1,103,702		$720,199
Ratio of Net Expenses to Average Net Assets	1.65%*	1.65%	1.65%	1.65%	1.71	%(b)	1.75	%(b)
Ratio of Net Investment Income to Average Net Assets**	1.01%*	1.50%	2.88%	3.83%	5.34%		5.06%
Portfolio Turnover Rate	231%	273%	234%	445%	450%		223%

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

See accompanying notes  |  09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  19

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts
Assets:

Investments, at value	$86,119,793
Cash	27,643
Foreign currency, at value	497,786
Receivable for investments sold	641,937
Receivable for investments sold on delayed delivery basis	2,634,011
Unrealized appreciation on forward foreign currency contracts	23,862
Receivable for Fund shares sold	222,602
Interest and dividends receivable	233,210
Variation margin receivable	7,276
Swap premiums paid	71,026
Unrealized appreciation on swap agreements	241,918

90,721,064

Liabilities:

Payable for investments purchased	$12,324,529
Payable for investments purchased on delayed delivery basis	157,738
Unrealized depreciation on forward foreign currency contracts	20,990
Payable for short sale	1,151,696
Written options outstanding	99,690
Payable for Fund shares redeemed	575,995
Dividends payable	19,467
Accrued investment advisory fee	15,617
Accrued administration fee	13,823
Accrued distribution fee	5,992
Accrued servicing fee	3,206
Variation margin payable	39,472
Swap premiums received	208,393
Unrealized depreciation on swap agreements	60,064
Other liabilities	12,186

14,708,858

Net Assets	$76,012,206

Net Assets Consist of:

Paid in capital	$73,121,482
Undistributed net investment income	672,954
Accumulated undistributed net realized gain	1,210,032
Net unrealized appreciation	1,007,738

$76,012,206

Net Assets:

Class A	$8,638,083
Class B	2,144,367
Class C	2,681,597
Other Classes	62,548,159

Shares Issued and Outstanding:

Class A	790,786
Class B	196,310
Class C	245,492

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)

Class A	$10.92
Class B	10.92
Class C	10.92

Cost of Investments Owned	$85,431,059

Cost of Foreign Currency Held	$492,187

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

20  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04  |  See accompanying notes

Statement of Operations

Amounts in thousands	Six Months Ended September 30, 2004 (Unaudited)
Investment Income:

Interest	$988,824
Miscellaneous income	306

Total Income	989,130

Expenses:

Investment advisory fees	93,290
Administration fees	82,814
Distribution fees–Class B	8,346
Distribution fees–Class C	10,361
Servicing fees–Class A	10,741
Servicing fees–Class B	2,782
Servicing fees–Class C	3,454
Distribution and/or servicing fees–Other Classes	22,607
Trustees’ fees	70

Total Expenses	234,465

Net Investment Income	754,665

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	90,083
Net realized gain on futures contracts, options, and swaps	570,110
Net realized gain on foreign currency transactions	27,987
Net change in unrealized (depreciation) on investments	(439,763)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(265,311)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(82,746)

Net (Loss)	(99,640)

Net Increase in Net Assets Resulting from Operations	$655,025

See accompanying notes  |  09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  21

Statements of Changes in Net Assets

Amounts in thousands	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$754,665	$1,846,627
Net realized gain	688,180	1,697,135
Net change in unrealized appreciation (depreciation)	(787,820)	724,516

Net increase resulting from operations	655,025	4,268,278

Distributions to Shareholders:

From net investment income
Class A	(80,400)	(207,104)
Class B	(12,478)	(46,173)
Class C	(15,502)	(57,644)
Other Classes	(691,310)	(1,734,697)
From net realized capital gains
Class A	0	(137,690)
Class B	0	(42,049)
Class C	0	(52,269)
Other Classes	0	(977,891)

Total Distributions	(799,690)	(3,255,517)

Fund Share Transactions:

Receipts for shares sold
Class A	1,496,021	4,251,551
Class B	52,508	398,525
Class C	178,728	837,655
Other Classes	7,576,803	20,991,905
Issued as reinvestment of distributions
Class A	52,785	226,342
Class B	8,072	57,970
Class C	9,645	68,741
Other Classes	597,402	2,357,135
Cost of shares redeemed
Class A	(1,669,579)	(3,675,582)
Class B	(329,572)	(720,880)
Class C	(506,584)	(1,235,644)
Other Classes	(7,514,749)	(21,047,549)
Net increase (decrease) resulting from Fund share transactions	(48,520)	2,510,169

Fund Redemption Fee	170	0

Total Increase (Decrease) in Net Assets	(193,015)	3,522,930

Net Assets:

Beginning of period	76,205,221	72,682,291

End of period *	$76,012,206	$76,205,221

* Including undistributed net investment income of:	$672,954	$717,979

22  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04  |  See accompanying notes

Notes to Financial Statements

September 30, 2004 (Unaudited)

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds: Pacific Investment Management Series (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2004. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Fund. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  23

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities. Currency symbols utilized throughout reports are defined as follows:

BP	- British Pound	N$	- New Zealand Dollar
BR	- Brazilian Real	PN	- Peruvian New Sol
C$	- Canadian Dollar	PZ	- Polish Zloty
CP	- Chilean Peso	RP	- Indian Rupee
EC	- Euro	RR	- Russian Ruble
H$	- Hong Kong Dollar	S$	- Singapore Dollar
JY	- Japanese Yen	SV	- Slovakian Koruna
KW	- South Korean Won	T$	- Taiwan Dollar
MP	- Mexican Peso

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized

24  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04

gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  25

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Fund are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Fund has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. There is no effect on the Fund’s net

26  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04

asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Statement of Operations and Statements of Changes in Net Assets is as follows:

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Net Investment Income Increase (Decrease)	$(8,202,602)	$(24,625,305)	$(5,846,621)	$(8,584,754)	$0	$13,398,123
Net Realized Gain/Loss Increase (Decrease)	7,307,957	22,280,863	3,535,608	9,096,903	(16,466,919)	(210,667)
Net Change in Unrealized Gain/Loss Increase (Decrease)	894,645	2,344,442	2,311,013	(512,149)	16,466,919	(13,187,456)

Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Financial Highlights is as follows:
	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000

Class A

Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(0.01)%	(0.03)%	(0.01)%	(0.02)%	0.00%	0.05%

Class B

Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(0.01)%	(0.03)%	(0.01)%	(0.02)%	0.00%	0.05%

Class C

Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(0.01)%	(0.03)%	(0.01)%	(0.02)%	0.00%	0.05%

09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  27

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P., and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at the annual rate as noted in the following table.

Administrative Fee
Institutional and Administrative Classes	A, B and C Classes	Class D	Class R
0.18%	0.40%	0.25%	0.40%

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, there by insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Distribution and Servicing Fees. PA Distributors LLC (“PAD”) is an indirect wholly-owned subsidiary of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Fund in the amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2004.

28  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2004, PAD received $4,992,510 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  29

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2004, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$81,232,522	$68,940,749	$5,710,870	$7,960,226

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 03/31/2004	$106,235
Sales	98,352
Closing Buys	(9,168)
Expirations	(75,914)

Balance at 09/30/2004	$119,505

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	139,338	$1,496,021	392,358	$4,251,551
Class B	4,892	52,508	36,706	398,525
Class C	16,633	178,728	77,190	837,655
Other Classes	705,074	7,576,803	1,937,984	20,991,905
Issued as reinvestment of distributions
Class A	4,912	52,785	21,050	226,342
Class B	751	8,072	5,398	57,970
Class C	898	9,645	6,400	68,741
Other Classes	55,589	597,402	219,083	2,357,135
Cost of shares redeemed
Class A	(155,748)	(1,669,579)	(339,806)	(3,675,582)
Class B	(30,801)	(329,572)	(66,743)	(720,880)
Class C	(47,337)	(506,584)	(114,382)	(1,235,644)
Other Classes	(700,896)	(7,514,749)	(1,944,903)	(21,047,549)

Net increase (decrease) resulting from Fund share transactions	(6,695)	$(48,520)	230,335	$2,510,169

30  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04

7. Federal Income Tax Matters

At September 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$898,139	$(209,405)	$688,734

8. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.) (“Allianz”), PIMCO’s parent company, PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) (entities affiliated with PIMCO through common ownership by Allianz), in connection with the same matter. In the New Jersey Settlement, Allianz, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that Allianz, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”). The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

On February 20, 2004, a putative class action lawsuit was filed in the United States District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against Allianz, PAD, PIMCO, PEA, PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”), MMS Funds, PIMCO Variable Insurance Trust (“PVIT”), PIMCO Commercial Mortgage Securities Trust, Inc. (“PCM”) and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the United States District Court for the District of Connecticut on February 27, 2004 (naming as defendants Allianz, PAD, PEA, the PIMS Funds, the MMS Funds, PVIT, PCM and certain other parties); (2) a lawsuit filed in the United States District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, Allianz, PEA and PAD); (3) a lawsuit filed in United States District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the United States District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the United States District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming Allianz, PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”) and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the United States District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming Allianz, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the United States District Court for the District of New Jersey on April 20, 2004 (naming Allianz, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the United States District Court for the Northern District of California on April 28, 2004 (naming Allianz, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds,” including the PIMS Funds, as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

09.30.04  |  PIMCO Total Return Fund Semi-Annual Report  31

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

On February 17, 2004, a putative class action lawsuit was filed in the United States District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against Allianz, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the United States District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

PIMCO and the Trust believe that these developments will not have a material adverse effect on the Trust or on PIMCO’s ability to perform its investment advisory services on behalf of the Trust.

32  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04

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38  PIMCO Total Return Fund Semi-Annual Report  |  09.30.04

Pacific Investment Management Series

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Advisors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.pimcoadvisors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.pimcoadvisors.com/edelivery.

PZ053_12296

Semi-Annual Report

09.30.04

PIMCO Total Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds: Pacific Investment Management Series prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

2 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the PIMCO Total Return Fund (“the Fund”). Assets in the Fund stood at $76 billion as of September 30, 2004, the Fund’s fiscal half-year end. In addition, the assets of the PIMCO Funds: Pacific Investment Management Series (“the Trust”) stood at $165 billion as of September 30, 2004.

Bonds rallied in third quarter 2004 as the economy slowed, hitting what Federal Reserve Chairman Alan Greenspan called a “soft patch.” Weak employment growth and expectations of lower inflation prompted a decrease in interest rates, which boosted all bond market sectors. The third quarter was essentially a reversal of the second quarter, when a stronger labor market and anticipation that the Federal Reserve would begin tightening caused interest rates to move higher. During the semi-annual period, the Fed initiated three 0.25% rate increases. Bond market gains in the third quarter 2004 came despite two of those rate hikes, and the federal funds rate ended the six-month period at 1.75%. The Fed also indicated it would raise rates in the future at a “measured” pace as it attempts to move toward a neutral policy stance that neither restrains nor stimulates the economy.

The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 3.20% in the third quarter 2004, but only 0.67% for the semi-annual April through September period. The yield on the benchmark ten-year Treasury fell 0.46% during the third quarter, but rose 0.28% for the six-month reporting period to end at 4.12%. While yields on all but the very shortest maturity securities fell during the third quarter, ten-year yields fell the most, causing the two- to ten-year portion of the yield curve to flatten. This flattening suggested that bond markets were not optimistic about the economy’s forward growth prospects.

During the reporting period, the PIMCO Funds: Pacific Investment Management Series (“the Trust”) continued to enhance its bond fund offerings by launching the PIMCO Floating Income Fund. The Fund seeks maximum current yield consistent with prudent investment management by investing primarily in variable and floating rate securities and their economic equivalents.

On the following pages you will find specific details as to the PIMCO Total Return Fund’s total return investment performance and PIMCO’s discussion of those main factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call PIMCO Advisors at 1-800-426-0107. We also invite you to visit our website at www.pimcoadvisors.com.

Sincerely,

Brent R. Harris
Chairman of the Board
October 31, 2004

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 3

Important Information About the Total Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class D shares were first offered in 4/98. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the D share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the D shares’ different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value chart reflects any recurring fees associated with the specified share class. As no sales charges apply to the specific share class in this report, none were deducted from this chart. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. PA Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained by contacting a PIMCO representative at (866) 746-2606.

Information about how the Fund voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov.

Copies of the policies and procedures the Fund’s adviser and subadvisers use in determining how to vote proxies for the Fund are available without charge, upon request by calling the Trust at 1-800-426-0107, on the PIMCO Advisors website at www.pimcoadvisors.com and on the SEC’s website at http://www.sec.gov.

4 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

Important Information (Cont.)

Beginning with the third quarter of the fiscal year ending March 31, 2005, the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of the fiscal year on Form N-Q, which will be available on the SEC’s website at http://www.sec.gov. A copy of the Fund’s Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-866-746-2606. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 04/01/04 to 09/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first column, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses].

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 5

Management  Review

•	PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class D shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2004, returning 0.83% versus 0.67% for the Index.

•	The Fund’s duration moved closer to the Index, but not above it, given the longer-term risks of inflation and interest rate increases. This strategy was neutral for the six-month period, as rates rose slightly.

•	PIMCO’s Secular Outlook called for limited exposure to U.S. rates and diversification beyond core bond sectors; thus, the Fund avoided exposures that could have paid off during the third quarter’s rally but that posed longer-term risks.

•	Emphasis on short/intermediate maturities was negative, as yields rose the most in this part of the yield curve.

•	The Fund’s underweight position to mortgages hurt returns during the six-month period, as low volatility and strong bank demand supported these assets. However, tactical security selection within the mortgage sector more than offset this effect, as the Fund’s mortgage holdings performed well during the period.

•	An underweight to corporate bonds detracted from returns; credit premiums narrowed during the period, thus corporates outperformed Treasuries. This effect was slightly mitigated by the Fund’s good security selection within the corporate sector.

•	Real return bonds continued to outperform in 2004 as real yields fell, adding value in comparison to like-duration nominal bonds.

•	The Fund’s investments in emerging market bonds added value, as the benign interest rate environment and improving credit qualities boosted demand in the third quarter, which more than offset the sell-off in the second quarter.

6 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

PIMCO Total Return Fund  Performance Summary

Average Annual Total Return  For periods ended 09/30/04

	6 months	1 year	5 year	10 year	Inception (05/11/87)
PIMCO Total Return Fund Class D	0.83%	4.16%	7.83%	8.04%	8.60%
Lehman Brothers Aggregate Bond Index	0.67%	3.68%	7.48%	7.66%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.41%	3.23%	6.62%	6.85%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.pimcoadvisors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed.

Expense Example

Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,008.30	$1,021.31
Expenses Paid During Period	$3.78	$3.80

Expenses are equal to the expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/04

MONTH	Total Return Share Class D	Lehman Brothers Aggregate Bond Index

05/31/1987	10,000	10,000
06/30/1987	10,125	10,138
07/31/1987	10,098	10,130
08/31/1987	10,072	10,076
09/30/1987	9,819	9,861
10/31/1987	10,129	10,212
11/30/1987	10,201	10,294
12/31/1987	10,291	10,434
01/31/1988	10,708	10,801
02/29/1988	10,828	10,929
03/31/1988	10,729	10,827
04/30/1988	10,671	10,768
05/31/1988	10,615	10,696
06/30/1988	10,867	10,954
07/31/1988	10,849	10,897
08/31/1988	10,899	10,925
09/30/1988	11,103	11,172
10/31/1988	11,275	11,383
11/30/1988	11,172	11,244
12/31/1988	11,218	11,257
01/31/1989	11,354	11,419
02/28/1989	11,279	11,336
03/31/1989	11,330	11,385
04/30/1989	11,580	11,624
05/31/1989	11,859	11,929
06/30/1989	12,256	12,292
07/31/1989	12,512	12,554
08/31/1989	12,293	12,368
09/30/1989	12,352	12,431
10/31/1989	12,645	12,737
11/30/1989	12,752	12,858
12/31/1989	12,775	12,893
01/31/1990	12,558	12,740
02/28/1990	12,588	12,781
03/31/1990	12,575	12,790
04/30/1990	12,394	12,673
05/31/1990	12,797	13,048
06/30/1990	13,011	13,258
07/31/1990	13,219	13,441
08/31/1990	13,007	13,261
09/30/1990	13,018	13,371
10/31/1990	13,195	13,541
11/30/1990	13,525	13,832
12/31/1990	13,759	14,048
01/31/1991	13,892	14,222
02/28/1991	14,083	14,343
03/31/1991	14,257	14,442
04/30/1991	14,487	14,598
05/31/1991	14,591	14,684
06/30/1991	14,610	14,676
07/31/1991	14,817	14,880
08/31/1991	15,216	15,202
09/30/1991	15,572	15,510
10/31/1991	15,728	15,682
11/30/1991	15,860	15,826
12/31/1991	16,396	16,296
01/31/1992	16,258	16,074
02/29/1992	16,398	16,179
03/31/1992	16,331	16,088
04/30/1992	16,412	16,204
05/31/1992	16,749	16,510
06/30/1992	16,957	16,737
07/31/1992	17,367	17,078
08/31/1992	17,511	17,251
09/30/1992	17,784	17,456
10/31/1992	17,624	17,224
11/30/1992	17,635	17,228
12/31/1992	17,940	17,502
01/31/1993	18,266	17,838
02/28/1993	18,670	18,150
03/31/1993	18,775	18,226
04/30/1993	18,934	18,353
05/31/1993	18,974	18,376
06/30/1993	19,382	18,709
07/31/1993	19,496	18,815
08/31/1993	19,935	19,145
09/30/1993	20,011	19,197
10/31/1993	20,149	19,269
11/30/1993	19,967	19,105
12/31/1993	20,129	19,209
01/31/1994	20,369	19,468
02/28/1994	20,000	19,130
03/31/1994	19,572	18,658
04/30/1994	19,374	18,509
05/31/1994	19,277	18,507
06/30/1994	19,202	18,466
07/31/1994	19,592	18,832
08/31/1994	19,643	18,856
09/30/1994	19,390	18,578
10/31/1994	19,362	18,562
11/30/1994	19,361	18,521
12/31/1994	19,349	18,648
01/31/1995	19,691	19,017
02/28/1995	20,148	19,470
03/31/1995	20,336	19,589
04/30/1995	20,687	19,863
05/31/1995	21,337	20,631
06/30/1995	21,320	20,783
07/31/1995	21,326	20,736
08/31/1995	21,651	20,986
09/30/1995	21,917	21,191
10/31/1995	22,243	21,466
11/30/1995	22,719	21,788
12/31/1995	23,106	22,094
01/31/1996	23,290	22,240
02/29/1996	22,718	21,854
03/31/1996	22,536	21,702
04/30/1996	22,437	21,580
05/31/1996	22,372	21,536
06/30/1996	22,725	21,825
07/31/1996	22,780	21,885
08/31/1996	22,754	21,848
09/30/1996	23,271	22,229
10/31/1996	23,869	22,721
11/30/1996	24,428	23,111
12/31/1996	24,117	22,896
01/31/1997	24,202	22,966
02/28/1997	24,250	23,023
03/31/1997	23,950	22,768
04/30/1997	24,376	23,109
05/31/1997	24,620	23,327
06/30/1997	24,903	23,604
07/31/1997	25,592	24,240
08/31/1997	25,365	24,034
09/30/1997	25,771	24,388
10/31/1997	26,075	24,742
11/30/1997	26,189	24,856
12/31/1997	26,491	25,106
01/31/1998	26,896	25,428
02/28/1998	26,815	25,408
03/31/1998	26,898	25,497
04/30/1998	26,998	25,630
05/31/1998	27,306	25,873
06/30/1998	27,565	26,092
07/31/1998	27,650	26,148
08/31/1998	28,085	26,573
09/30/1998	28,919	27,196
10/31/1998	28,716	27,052
11/30/1998	28,817	27,205
12/31/1998	28,987	27,287
01/31/1999	29,155	27,482
02/28/1999	28,613	27,002
03/31/1999	28,850	27,152
04/30/1999	28,986	27,238
05/31/1999	28,667	26,999
06/30/1999	28,612	26,913
07/31/1999	28,498	26,799
08/31/1999	28,515	26,785
09/30/1999	28,826	27,096
10/31/1999	28,915	27,196
11/30/1999	28,976	27,194
12/31/1999	28,817	27,063
01/31/2000	28,664	26,974
02/29/2000	29,011	27,300
03/31/2000	29,431	27,660
04/30/2000	29,343	27,581
05/31/2000	29,331	27,568
06/30/2000	29,944	28,142
07/31/2000	30,214	28,397
08/31/2000	30,682	28,809
09/30/2000	30,783	28,990
10/31/2000	30,971	29,182
11/30/2000	31,569	29,659
12/31/2000	32,203	30,209
01/31/2001	32,667	30,703
02/28/2001	32,974	30,971
03/31/2001	33,100	31,126
04/30/2001	32,788	30,997
05/31/2001	32,906	31,184
06/30/2001	32,989	31,302
07/31/2001	34,124	32,001
08/31/2001	34,540	32,368
09/30/2001	35,106	32,745
10/31/2001	35,847	33,430
11/30/2001	35,327	32,969
12/31/2001	35,154	32,760
01/31/2002	35,583	33,025
02/28/2002	36,074	33,345
03/31/2002	35,356	32,791
04/30/2002	36,134	33,426
05/31/2002	36,416	33,710
06/30/2002	36,503	34,002
07/31/2002	36,697	34,412
08/31/2002	37,302	34,994
09/30/2002	37,724	35,560
10/31/2002	37,712	35,398
11/30/2002	37,844	35,389
12/31/2002	38,613	36,120
01/31/2003	38,775	36,150
02/28/2003	39,314	36,651
03/31/2003	39,385	36,622
04/30/2003	39,826	36,925
05/31/2003	40,487	37,613
06/30/2003	40,462	37,538
07/31/2003	38,937	36,276
08/31/2003	39,256	36,517
09/30/2003	40,359	37,484
10/31/2003	40,081	37,134
11/30/2003	40,165	37,223
12/31/2003	40,627	37,602
01/31/2004	40,887	37,904
02/29/2004	41,353	38,314
03/31/2004	41,688	38,602
04/30/2004	40,725	37,597
05/31/2004	40,570	37,447
06/30/2004	40,749	37,658
07/31/2004	41,173	38,032
08/31/2004	41,976	38,757
09/30/2004	42,039	38,862

Sector Breakdown*

Short-Term Instruments	52.3%
U.S. Government Agencies	23.1%
U.S. Treasury Obligations	12.5%
Corporate Bonds & Notes	3.9%
Other	8.2%

*	% of total investments as of September 30, 2004

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 7

Summary Schedule of Investments

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
CORPORATE BONDS & NOTES

Banking & Finance

Total Banking & Finance (b)		$1,918,401	2.5%

Industrials

Total Industrials (b)		1,129,970	1.5%

Utilities

Total Utilities (b)		287,471	0.4%

Total Corporate Bonds & Notes (Cost $ 3,258,174)		3,335,842	4.4%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (b) (Cost $1,712,055)		1,728,065	2.3%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.500% due 10/01/2017	$308,603	319,744	0.4%
5.500% due 11/01/2017	243,030	251,802	0.3%
5.000% due 06/01/2018	322,780	328,739	0.4%
5.000% due 11/01/2018	323,126	329,077	0.4%
5.000% due 10/19/2019	3,637,800	3,695,779	4.9%
5.000% due 03/01/2034	605,405	600,772	0.8%
5.000% due 10/14/2034	2,891,100	2,861,287	3.8%
5.500% due 10/14/2034	2,902,900	2,941,909	3.9%
0.000% - 1000.000% due 10/01/2004 - 12/01/2050 (a)(d)	4,798,299	4,960,932	6.5%
Federal Home Loan Bank
1.240% - 5.500% due 01/21/2005 - 03/15/2015 (a)	4,687	4,697	0.0%
Freddie Mac
1.890% - 1007.500% due 11/01/2004 - 03/25/2044 (a)	1,906,104	1,978,460	2.6%
Government National Mortgage Association
2.178% - 17.000% due 03/15/2005 - 11/15/2042 (a)	958,176	994,036	1.3%
Other U.S. Government Agencies (b)		651,135	0.9%

Total U.S. Government Agencies (Cost $19,684,401)		19,918,369	26.2%

U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007	269,824	288,364	0.4%
3.625% due 01/15/2008	1,017,432	1,116,116	1.5%
3.875% due 01/15/2009	1,636,463	1,842,748	2.4%
4.250% due 01/15/2010	1,046,239	1,214,577	1.6%
3.500% due 01/15/2011	984,551	1,114,658	1.5%
3.000% due 07/15/2012	459,257	508,681	0.7%
2.000% - 3.375% due 01/15/2012 - 01/15/2025 (a)	208,323	226,908	0.3%
U.S. Treasury Bonds
5.375% due 02/15/2031	297,400	318,683	0.3%
6.000% - 6.250% due 02/15/2026 - 05/15/2030 (a)	286,420	334,852	0.5%

8 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)	% of Net Assets
U.S. Treasury Notes
2.500% due 09/30/2006	$3,809,300	$3,802,302	5.0%
2.125% - 4.875% due 10/31/2004 - 02/15/2012 (a)	4,955	5,089	0.0%

Total U.S. Treasury Obligations (Cost $10,657,614)		10,772,978	14.2%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (b) (Cost $1,509,032)		1,528,245	2.0%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (Cost $1,882,714)		1,852,659	2.4%

SOVEREIGN ISSUES

United Mexican States
8.300% due 08/15/2031	246,890	281,455	0.4%
Other Sovereign Issues (b)		1,155,833	1.5%

Total Sovereign Issues (Cost $1,300,930)		1,437,288	1.9%

FOREIGN CURRENCY-DENOMINATED ISSUES

Total Foreign Currency-Denominated Issues (b) (Cost $362,484)		484,673	0.6%

PURCHASED PUT OPTIONS

Total Purchased Put Options (b) (Cost $0)		0	0.0%

SHORT-TERM INSTRUMENTS

Certificates of Deposit
Citibank New York N.A.
1.540% - 1.920% due 10/22/2004 - 12/29/2004 (a)	2,289,600	2,289,600	3.0%
Wells Fargo Bank N.A.
1.600% - 1.780% due 10/04/2004 - 11/12/2004 (a)	1,790,800	1,790,800	2.4%
Other Certificates of Deposit (b)		143,800	0.2%

		4,224,200	5.6%

Commercial Paper
ABN AMRO North America
1.480% - 1.945% due 10/06/2004 - 01/31/2005 (a)	462,200	459,430	0.6%
Anz (Delaware), Inc.
1.480% - 1.845% due 10/07/2004 - 12/17/2004 (a)	709,500	707,551	0.9%
ASB Bank Ltd.
1.545% - 1.895% due 10/14/2004 - 12/29/2004 (a)	399,300	398,678	0.5%

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 9

Summary Schedule of Investments (Cont.)

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
Bank of Ireland
1.580% - 1.960% due 10/18/2004 - 01/27/2005 (a)	$929,700	$927,953	1.2%
Barclays U.S. Funding Corp.
1.610% - 1.950% due 10/21/2004 - 01/27/2005 (a)	560,800	559,436	0.7%
CBA (de) Finance
1.470% - 1.890% due 10/06/2004 - 12/29/2004 (a)	1,379,800	1,375,923	1.8%
Danske Corp.
1.480% - 1.940% due 10/06/2004 - 01/31/2005 (a)	1,463,580	1,459,213	1.9%
Den Norske Bank ASA
1.500% - 1.980% due 10/06/2004 - 02/01/2005 (a)	1,495,400	1,490,560	2.0%
Dexia Delaware LLC
1.485% - 1.855% due 10/01/2004 - 12/23/2004 (a)	827,600	827,061	1.1%
Fannie Mae
1.180% - 1.920% due 10/06/2004 - 12/29/2004 (a)	7,494,597	7,477,484	9.8%
Federal Home Loan Bank
1.437% - 1.845% due 10/01/2004 - 12/27/2004 (a)	3,694,736	3,688,965	4.9%
ForeningsSparbanken AB
1.530% - 1.900% due 10/04/2004 - 12/20/2004 (a)	887,600	885,298	1.2%
Freddie Mac
1.455% - 1.930% due 10/05/2004 - 01/31/2005 (a)	4,730,468	4,717,493	6.2%
General Electric Capital Corp.
1.500% - 1.800% due 10/01/2004 - 12/16/2004 (a)	470,475	469,378	0.6%
General Motors Acceptance Corp.
2.362% - 2.535% due 03/21/2005 - 04/05/2005 (a)	245,710	243,143	0.3%
HBOS Treasury Services PLC
1.320% - 1.955% due 10/01/2004 - 01/31/2005 (a)	1,777,999	1,773,771	2.4%
ING U.S. Funding LLC
1.470% - 1.940% due 10/01/2004 - 01/25/2005 (a)	592,176	590,687	0.8%
Lloyds Bank PLC
1.485% - 1.530% due 10/01/2004 - 10/22/2004 (a)	244,900	244,889	0.3%
Nordea North America, Inc.
1.600% - 1.970% due 10/20/2004 - 01/31/2005 (a)	674,830	671,415	0.9%
Pfizer, Inc.
1.450% - 1.710% due 10/04/2004 - 12/14/2004 (a)	543,900	542,666	0.7%
Rabobank USA Financial Corp.
1.860% - 1.970% due 10/01/2004 - 01/28/2005 (a)	473,138	470,806	0.6%
Royal Bank of Scotland PLC
1.540% - 1.835% due 10/12/2004 - 12/22/2004 (a)	435,000	434,244	0.6%
Shell Finance (UK) PLC
1.510% - 1.950% due 10/01/2004 - 01/28/2005 (a)	523,100	521,827	0.7%
Spintab AB
1.505% - 1.970% due 10/05/2004 - 01/31/2005 (a)	795,900	793,301	1.1%
Svenska Handelsbanken, Inc.
1.600% - 1.955% due 10/27/2004 - 01/31/2005 (a)	1,685,750	1,680,350	2.2%
TotalFinaElf Capital S.A.
1.790% - 1.880% due 10/01/2004 - 12/16/2004 (a)	486,100	485,009	0.7%
UBS Finance, Inc.
1.480% - 1.955% due 10/01/2004 - 01/31/2005 (a)	1,755,625	1,749,275	2.3%
UniCredit Delaware
1.545% - 1.840% due 10/22/2004 - 12/20/2004 (a)	253,000	252,452	0.3%

10 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)	% of Net Assets
Westpac Capital Corp.
1.405% - 1.970% due 10/04/2004 - 01/28/2005 (a)	$1,480,431	$1,475,138	1.9%
Westpac Trust Securities NZ Ltd.
1.520% - 1.790% due 10/15/2004 - 12/15/2004 (a)	392,800	391,957	0.5%
Other Commercial Paper (b)		1,377,833	1.8%

		39,143,186	51.5%

Repurchase Agreements

Lehman Brothers, Inc.
1.420% - 1.933% due 10/01/2004 (a) (Dated 09/30/2004. Collateralized by U.S. Treasury Bonds 6.750% due 08/15/2026 valued at $32,196. Repurchase proceeds are $31,201.)	31,200	31,200	0.0%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $8,869; 2.000% due 01/15/2006 valued at $178,519 and Freddie Mac 2.875% due 09/15/2005 valued at $25,502. Repurchase proceeds are $208,701.)	208,693	208,693	0.3%

		239,893	0.3%

U.S. Treasury Bills

1.420% - 1.933% due 10/07/2004 - 03/24/2005 (a)(c)(e)	1,459,307	1,454,395	1.9%

Total Short-Term Instruments (Cost $45,063,655)		45,061,674	59.3%

Total Investments (Cost $85,431,059)		$86,119,793	113.3%

Written Options (h) (Premiums $119,505)		(99,690)	(0.1)%

Other Assets and Liabilities (Net)		(10,007,897)	(13.2)%

Net Assets		$76,012,206	100.0%

Notes to Summary Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of September 30, 2004.
(c)	Securities with an aggregate market value of $37,389 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(d)	The Grouping contains an interest only security.

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 11

Summary Schedule of Investments (Cont.)

September 30, 2004 (Unaudited)

(e)	Securities with an aggregate market value of $435,873 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	42,005	$499
Eurodollar September Long Futures	09/2005	24,448	4,081
Eurodollar December Long Futures	12/2004	11,217	(220)
Eurodollar December Long Futures	12/2005	5,587	6,291
Euribor December Long Futures	12/2005	27,342	6,952
Euribor June Long Futures	06/2005	1,500	752
Euribor September Long Futures	09/2005	18,670	16,143
Euribor Written Put Options Strike @ 97.000	12/2004	3,044	3,093
Euro-Bobl 5-Year Note Long Futures	12/2004	20,048	10,141
Euro-Bund 10-Year Note Long Futures	12/2004	36,404	1,360
Government of Japan 10-Year Note Long Futures	12/2004	880	11,841
U.S. Treasury 10-year Note Long Futures	12/2004	100,086	51,494
U.S. Treasury 30-year Bond Long Futures	12/2004	1,112	(1,588)
U.S. Treasury 5-year Note Long Futures	12/2004	8,979	1,873
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	6,432	2,416

			$115,128

(f)	Principal amount of security is adjusted for inflation.
(g)	The aggregate value of fair valued securities is $123,607, which is 0.16% of net assets, which have not been utilizing an independent quote and valued pursuant to by the Board of Trustees.
(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP	326,480	$(3,004)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		345,600	(9,123)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		336,300	440
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		38,100	(207)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		134,100	(1,896)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		48,500	(613)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		5,800	63
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		116,400	(938)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2017		77,300	(480)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		96,900	(2,242)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		152,600	(2,780)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017	EC	560,700	18,634
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017		62,000	2,139
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032		243,700	8,934

12 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	781,400	$19,291
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		59,900	1,193
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(2,197)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(2,332)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(8,868)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(16,292)
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2009		$1,216,500	47,237
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		81,150	926
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2009		282,700	7,090
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		443,400	(5,468)
J.P. Morgan Chase & Co.	3-month LIBOR	Pay	4.000%	12/15/2009		2,223,200	89,826
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		295,800	(3,624)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		1,760,900	42,898

							$178,607

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$10,100	$32
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	9,000	36
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,670	43
Goldman Sachs & Co.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.000%	01/16/2005	10,000	469
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	5,000	20
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	9,000	37
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	27.650%	11/26/2004	10,000	426
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	28.000%	11/27/2004	10,000	454
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	28.000%	12/11/2004	10,000	560
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	1,400	2
Lehman Brothers, Inc.	Niagara Mohawk Power Corp. 7.750% due 10/01/2008	Sell	0.650%	12/31/2004	50,000	63
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	10,000	8
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	37,800	72

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 13

Summary Schedule of Investments (Cont.)

September 30, 2004 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	$9,700	$14
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	2,100	3
Merrill Lynch & Co., Inc.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.500%	01/16/2005	8,500	412
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	16,000	58
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	30,700	93
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	10,100	94
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 3/31/2030	Sell	1.000%	07/20/2005	7,700	16
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.500% due 07/15/2006	Sell	0.215%	02/26/2007	103,300	279
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	56

						$3,247

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Lehman Commercial Mortgage- Backed Securities Index	1-month LIBOR less 0.550%	10/01/2004	$61,300	$0
Bank of America	Lehman Commercial Mortgage- Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	96,400	0
Bank of America	Lehman Commercial Mortgage- Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	96,900	0
Wachovia Bank N.A.	Lehman Commercial Mortgage- Backed Securities Index	1-month LIBOR less 0.400%	03/01/2005	112,800	0
Citibank N.A.	Lehman Commercial Mortgage- Backed Securities Index	1-month LIBOR less 0.350%	04/01/2005	108,500	0

					$0

14 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/26/2004	49,145	$33,995	$28,412
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	22,511	16,297	6,683
Put - CBOT U.S. Treasury Note December Futures	111.000	11/26/2004	10,919	3,853	5,631

				$54,145	$40,726

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$320,600	$1,529	$0
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	272,800	11,361	30,124
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	272,800	11,020	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.000	%**	10/19/2004	135,500	5,468	14,962
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.000	%*	10/19/2004	135,500	5,468	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.200	%**	11/02/2004	25,200	791	1,519
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.700	%*	11/02/2004	185,200	5,978	0
Put - OTC 7-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.	6.700	%*	11/02/2004	400,000	13,710	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%**	01/07/2005	76,300	1,593	5,556
Put - OTC 7-Year Interest Rate Swap	Bank of America	7.000	%*	01/07/2005	76,300	2,888	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	01/07/2005	500	17	3
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	93,100	2,367	6,778
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	94,100	3,102	0
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	4.000	%**	01/07/2005	500	17	3
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	700	20	8
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	700	12	4
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005	500	14	6
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005	500	5	1

						$65,360	$58,964

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(j)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.000	02/15/2026	$58,800	$67,057	$65,301
U.S. Treasury Bond	6.250	05/15/2030	11,395	13,528	13,166
U.S. Treasury Bond	5.375	02/15/2031	81,760	87,611	86,896
U.S. Treasury Note	3.875	02/15/2013	167,700	166,704	166,298
U.S. Treasury Note	4.750	05/15/2014	777,900	816,796	811,353

				$1,151,696	$1,143,014

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 15

Summary Schedule of Investments (Cont.)

September 30, 2004 (Unaudited)

(k)	Restricted securities as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	07/21/1992	$1,618	$1,550	0.00%
First Interstate Bancorp	01/04/1990	25	24	0.00
First Interstate Bancorp	01/04/1990	2	2	0.00
Goldman Sachs Mortgage Corp.	06/24/1993	4,443	4,568	0.01
Mazda Manufacturing Corp.	03/31/1992 - 08/30/1993	1,291	1,228	0.00
United Airlines, Inc.	12/28/2001	10,500	2,741	0.00
United Telecom, Inc.	09/22/2003	728	737	0.00
United Telephone Company of the Northwest	05/02/2002	2,635	2,894	0.00
Wilmington Trust Co.	03/31/1992 - 08/30/1993	297	305	0.00

		$21,539	$14,049	0.01%

(l)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	867	10/2004	$0	$(20)	$(20)
Buy	BR	49,290	10/2004	1,443	0	1,443
Buy		47,450	11/2004	878	0	878
Buy		51,900	12/2004	461	0	461
Buy	C$	509,886	10/2004	11,708	0	11,708
Buy	CP	14,564,414	11/2004	1,103	0	1,103
Buy		10,484,146	12/2004	123	0	123
Sell	EC	674,508	10/2004	0	(19,546)	(19,546)
Buy	H$	120,037	10/2004	0	(29)	(29)
Buy		124,123	11/2004	0	(12)	(12)
Buy		134,483	12/2004	0	(2)	(2)
Buy	JY	141,230,232	10/2004	5,582	0	5,582
Buy	KW	17,895,190	10/2004	186	0	186
Buy		18,585,769	11/2004	101	0	101
Buy		20,414,000	12/2004	0	(83)	(83)
Buy	MP	182,846	11/2004	52	0	52
Buy		193,950	12/2004	111	0	111
Sell	N$	56,083	10/2004	0	(1,002)	(1,002)
Buy	PN	54,642	11/2004	250	0	250
Buy		61,683	12/2004	91	0	91
Buy	PZ	59,498	11/2004	203	0	203
Buy		59,689	12/2004	198	0	198
Buy	RP	1,188,744	12/2004	0	(233)	(233)
Buy	RR	438,671	10/2004	94	0	94
Buy		455,028	11/2004	156	0	156
Buy		527,623	12/2004	30	0	30
Buy	S$	26,023	10/2004	287	0	287
Buy		26,983	11/2004	256	0	256
Buy		29,492	12/2004	54	0	54
Buy	SV	517,206	11/2004	306	0	306
Buy		592,714	12/2004	155	0	155
Buy	T$	528,589	11/2004	34	0	34
Buy		574,533	12/2004	0	(63)	(63)

				$23,862	$(20,990)	$2,872

16 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

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See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 17

Financial Highlights

Class D Shares

Selected Per Share Data for the Year or Period Ended:	09/30/2004+	03/31/2004	03/31/2003	03/31/2002	03/31/2001		03/31/2000
Net Asset Value Beginning of Period	$10.94	$10.79	$10.41	$10.52	$9.96		$10.36
Net Investment income**(a)	0.10	0.26	0.40	0.50	0.64		0.60
Net Realized/ Unrealized Gain (Loss) on Investments**(a)	(0.01)	0.36	0.76	0.20	0.56		(0.40)
Total Income from Investment Operations	0.09	0.62	1.16	0.70	1.20		0.20
Dividends from Net Investment Income	(0.11)	(0.29)	(0.43)	(0.51)	(0.64)		(0.60)
Distributions from Net Realized Capital Gains	0.00	(0.18)	(0.35)	(0.30)	0.00		0.00
Total Distributions	(0.11)	(0.47)	(0.78)	(0.81)	(0.64)		(0.60)
Net Asset Value End of Period	$10.92	$10.94	$10.79	$10.41	$10.52		$9.96
Total Return	0.83%	5.86%	11.41%	6.81%	12.44%		2.00%
Net Assets End of Period (000s)	$2,011,343	$1,871,253	$1,569,250	$648,596	$264,984		$80,459
Ratio of Net Expenses to Average Net Assets	0.75%*	0.75%	0.75%	0.75%	0.81	%(b)	0.87	%(b)
Ratio of Net Investment Income to Average Net Assets**	1.90%*	2.37%	3.76%	4.71%	6.24%		6.02%
Portfolio Turnover Rate	231%	273%	234%	445%	450%		223%

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.

18 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts
Assets:

Investments, at value	$86,119,793
Cash	27,643
Foreign currency, at value	497,786
Receivable for investments sold	641,937
Receivable for investments sold on delayed delivery basis	2,634,011
Unrealized appreciation on forward foreign currency contracts	23,862
Receivable for Fund shares sold	222,602
Interest and dividends receivable	233,210
Variation margin receivable	7,276
Swap premiums paid	71,026
Unrealized appreciation on swap agreements	241,918

90,721,064

Liabilities:

Payable for investments purchased	$12,324,529
Payable for investments purchased on delayed delivery basis	157,738
Unrealized depreciation on forward foreign currency contracts	20,990
Payable for short sale	1,151,696
Written options outstanding	99,690
Payable for Fund shares redeemed	575,995
Dividends payable	19,467
Accrued investment advisory fee	15,617
Accrued administration fee	13,823
Accrued distribution fee	5,992
Accrued servicing fee	3,206
Variation margin payable	39,472
Swap premiums received	208,393
Unrealized depreciation on swap agreements	60,064
Other liabilities	12,186

14,708,858

Net Assets	$76,012,206

Net Assets Consist of:

Paid in capital	$73,121,482
Undistributed net investment income	672,954
Accumulated undistributed net realized gain	1,210,032
Net unrealized appreciation	1,007,738

$76,012,206

Net Assets:

Class D	$2,011,343
Other Classes	74,000,863

Shares Issued and Outstanding:

Class D	184,131
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$10.92
Cost of Investments Owned	$85,431,059

Cost of Foreign Currency Held	$492,187

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 19

Statement of Operations

Amounts in thousands	Six Months Ended September 30, 2004 (Unaudited)
Investment Income:

Interest	$988,824
Miscellaneous income	306

Total Income	989,130

Expenses:

Investment advisory fees	93,290
Administration fees	82,814
Servicing fees - Class D	2,348
Distribution and/or servicing fees - Other Classes	55,943
Trustees’ fees	70

Total Expenses	234,465

Net Investment Income	754,665

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	90,083
Net realized gain on futures contracts, options, and swaps	570,110
Net realized gain on foreign currency transactions	27,987
Net change in unrealized (depreciation) on investments	(439,763)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(265,311)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(82,746)

Net (Loss)	(99,640)

Net Increase in Net Assets Resulting from Operations	$655,025

20 PIMCO Total Return Fund Semi-Annual Report | 09.30.04 | See accompanying notes

Statements of Changes in Net Assets

Amounts in thousands	Six Months Ended September 30, 2004 (Unaudited)	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$754,665	$1,846,627
Net realized gain	688,180	1,697,135
Net change in unrealized appreciation (depreciation)	(787,820)	724,516

Net increase resulting from operations	655,025	4,268,278

Distributions to Shareholders:

From net investment income
Class D	(18,959)	(44,852)
Other Classes	(780,731)	(2,000,766)
From net realized capital gains
Class D	0	(27,668)
Other Classes	0	(1,182,231)

Total Distributions	(799,690)	(3,255,517)

Fund Share Transactions:

Receipts for shares sold
Class D	452,942	1,157,132
Other Classes	8,851,118	25,322,504
Issued as reinvestment of distributions
Class D	17,111	67,426
Other Classes	650,793	2,642,762
Cost of shares redeemed
Class D	(327,571)	(945,191)
Other Classes	(9,692,913)	(25,734,464)
Net increase (decrease) resulting from Fund share transactions	(48,520)	2,510,169
Fund Redemption Fee	170	0

Total Increase (Decrease) in Net Assets	(193,015)	3,522,930

Net Assets:

Beginning of period	76,205,221	72,682,291

End of period *	$76,012,206	$76,205,221

* Including undistributed net investment income of:	$672,954	$717,979

See accompanying notes | 09.30.04 | PIMCO Total Return Fund Semi-Annual Report 21

Notes to Financial Statements

September 30, 2004 (Unaudited)

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds: Pacific Investment Management Series (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2004. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Class D shares of the Fund. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

22 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities. Currency symbols utilized throughout reports are defined as follows:

BP	-	British Pound	N$	-	New Zealand Dollar
BR	-	Brazilian Real	PN	-	Peruvian New Sol
C$	-	Canadian Dollar	PZ	-	Polish Zloty
CP	-	Chilean Peso	RP	-	Indian Rupee
EC	-	Euro	RR	-	Russian Ruble
H$	-	Hong Kong Dollar	S$	-	Singapore Dollar
JY	-	Japanese Yen	SV	-	Slovakian Koruna
KW	-	South Korean Won	T$	-	Taiwan Dollar
MP	-	Mexican Peso

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 23

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

24 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Fund are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Fund has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statement of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 25

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

income ratios in the financial highlights have also been modified accordingly. There is no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Statement of Operations and Statements of Changes in Net Assets is as follows:

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Net Investment Income Increase (Decrease)	$(8,202,602)	$(24,625,305)	$(5,846,621)	$(8,584,754)	$0	$13,398,123
Net Realized Gain/Loss Increase (Decrease)	7,307,957	22,280,863	3,535,608	9,096,903	(16,466,919)	(210,667)
Net Change in Unrealized Gain/Loss Increase (Decrease)	894,645	2,344,442	2,311,013	(512,149)	16,466,919	(13,187,456)

Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Financial Highlights is as follows:

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Class D
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain (Loss) on Investments Increase	0.00	0.00	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	(0.01)%	(0.03)%	(0.01)%	(0.02)%	0.00%	0.05%

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P., and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at the annual rate as noted in the following table.

Administrative Fee
Institutional and Administrative Classes	A, B and C Classes	Class D	Class R
0.18%	0.40%	0.25%	0.40%

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby

26 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

einsulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems. Redemption Fees are not sales loads or contingent deferred sales charges.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Distribution and Servicing Fees. PA Distributors LLC (“PAD”) is an indirect wholly-owned subsidiary of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Fund in the amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2004.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2004, PAD received $4,992,510 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 27

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2004, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$81,232,522	$68,940,749	$5,710,870	$7,960,226

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 03/31/2004	$106,235
Sales	98,352
Closing Buys	(9,168)
Expirations	(75,914)

Balance at 09/30/2004	$119,505

6. Federal Income Tax Matters

At September 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$898,139	$(209,405)	$688,734

28 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	42,115	$452,942	106,859	$1,157,132
Other Classes	823,822	8,851,118	2,337,379	25,322,504
Issued as reinvestment of distributions
Class D	1,592	17,111	6,268	67,426
Other Classes	60,558	650,793	245,663	2,642,762
Cost of shares redeemed
Class D	(30,614)	(327,571)	(87,502)	(945,191)
Other Classes	(904,168)	(9,692,913)	(2,378,332)	(25,734,464)

Net increase (decrease) resulting from Fund share transactions	(6,695)	$(48,520)	230,335	$2,510,169

8. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.) (“Allianz”), PIMCO’s parent company, PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) (entities affiliated with PIMCO through common ownership by Allianz), in connection with the same matter. In the New Jersey Settlement, Allianz, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that Allianz, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”). The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

On February 20, 2004, a putative class action lawsuit was filed in the United States District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against Allianz, PAD, PIMCO, PEA, PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”), MMS Funds, PIMCO Variable Insurance Trust (“PVIT”), PIMCO Commercial Mortgage Securities Trust, Inc. (“PCM”) and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the United States District Court for the District of Connecticut on February 27, 2004 (naming as defendants Allianz, PAD, PEA, the PIMS Funds, the MMS Funds, PVIT, PCM and certain other parties); (2) a lawsuit filed in the United States District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, Allianz, PEA and PAD); (3) a lawsuit filed in United States District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the United States District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the United States District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming Allianz, PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”) and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the United States District Court for the Central District of California, also on March 22,

09.30.04 | PIMCO Total Return Fund Semi-Annual Report 29

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming Allianz, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the United States District Court for the District of New Jersey on April 20, 2004 (naming Allianz, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the United States District Court for the Northern District of California on April 28, 2004 (naming Allianz, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds,” including the PIMS Funds, as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the United States District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against Allianz, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the United States District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

PIMCO and the Trust believe that these developments will not have a material adverse effect on the Trust or on PIMCO’s ability to perform its investment advisory services on behalf of the Trust.

30 PIMCO Total Return Fund Semi-Annual Report | 09.30.04

Pacific Investment Management Series

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Advisors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.pimcoadvisors.com.

PZ054_12297

PRIVATE ACCOUNT PORTFOLIO SERIES

SEMI-ANNUAL REPORT

September 30, 2004

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the

Securities Act of 1933, as amended (the “Securities Act”). The enclosed

Semi-Annual Report is not an offer to sell, or a solicitation of any offer to buy,

any security to the public within the meaning of the Securities Act.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the Private Account Portfolio Series (the “Series”),the separate portfolios of the PIMCO Funds: Pacific Investment Management Series. Assets in the Series stood at $27 billion as of September 30, 2004, the Series’ fiscal half-year end.

Bonds rallied in third quarter 2004 as the economy slowed, hitting what Federal Reserve Chairman Greenspan called a “soft patch.” Weak employment growth and expectations of lower inflation prompted a decrease in interest rates, which boosted all bond market sectors. The third quarter was essentially a reversal of the second quarter, when a stronger labor market and anticipation that the Federal Reserve would begin tightening caused interest rates to move higher. During the semi-annual period, the Fed initiated three 0.25% rate increases. Bond market gains in the third quarter 2004 came despite two of those rate hikes, and the federal funds rate ended the six-month period at 1.75%. The Fed also indicated it would raise rates in the future at a “measured” pace as it attempts to move toward a neutral policy stance that neither restrains nor stimulates the economy.

The Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 3.20% in the third quarter 2004, but only 0.67% for the semi-annual April through September period. The yield on the benchmark 10-year Treasury fell 0.46% during the third quarter, but rose 0.28% for the six-month reporting period to end at 4.12%. While yields on all but the very shortest maturity securities fell during the third quarter, 10-year yields fell the most, causing the two- to ten-year portion of the yield curve to flatten. This flattening suggested that bond markets were not optimistic about the economy’s forward growth prospects.

On the following pages you will find specific details as to each Portfolio’s total return investment performance and PIMCO’s discussion of those main factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our mutual fund website at www.pimcoadvisors.com or PIMCO’s investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2004

09.30.04 | Semi-Annual Report 1

Important Information About the Portfolios

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds offering memorandum. Investors should consider the investment objectives, risks, charges and expenses of these Portfolios carefully before investing. This and other information is contained in the Portfolios’ offering memorandum. Please read the offering memorandum carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The credit quality of the Portfolios’ investments does not apply to the stability or safety of the Portfolios.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from these portfolios may be subject to state and local taxes and, where applicable, the alternative minimum tax.

On each individual Portfolio Summary page in this Semi-Annual Report, the Total Return Investment Performance table for each Portfolio measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Portfolio’s inception.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

Information about how the Portfolios voted proxies relating to portfolio securities held during the year July 1, 2003 through June 30, 2004 is available without charge, upon request, by calling the Portfolios at 1-866-746-2606, visiting our website at http://www.pimco.com and on the SEC’s website at http://www.sec.gov. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolios are available by calling the Portfolios at 1-866-746-2606 and on the SEC’s website at http://www.sec.gov.

Beginning with the third quarter of the fiscal year ending March 31, 2005, the Portfolios will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of the fiscal year ending March 31, 2005 on Form N-Q, which will be available on the SEC’s website at http://www.sec.gov. A copy of the Portfolios’ Form N-Q, when available, will be available without charge, upon request, by calling the Portfolios at 1-866-746-2606 or visiting our website at http://www.pimco.com. In addition, the Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

PIMCO Funds are distributed by PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco.com, (800) 927-4648.

2 Semi-Annual Report | 09.30.04

Important Information (continued)

The following disclosure provides important information regarding each Portfolio’s Expense Example, which appears on each Portfolio’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period, which for most Portfolios is from 04/01/04 to 09/30/04.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information under this heading, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increase in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expense].

09.30.04 | Semi-Annual Report 3

PIMCO Asset-Backed Securities Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception date.

MONTH	Asset-Backed Securities Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Asset-Backed Securities Index
10/31/2000	5,000,000	5,000,000	5,000,000
11/30/2000	5,130,000	5,025,550	5,071,500
12/31/2000	5,227,452	5,051,984	5,170,392
01/31/2001	5,283,063	5,078,053	5,256,221
02/28/2001	5,338,674	5,099,990	5,307,734
03/31/2001	5,379,080	5,122,480	5,341,703
04/30/2001	5,363,799	5,142,151	5,345,975
05/31/2001	5,419,831	5,160,971	5,382,329
06/30/2001	5,462,340	5,177,538	5,399,552
07/31/2001	5,622,693	5,193,795	5,505,923
08/31/2001	5,689,938	5,209,585	5,568,141
09/30/2001	5,816,771	5,224,536	5,678,946
10/31/2001	5,953,143	5,238,224	5,759,020
11/30/2001	5,848,242	5,249,382	5,699,906
12/31/2001	5,838,283	5,258,568	5,678,248
01/31/2002	5,882,056	5,266,771	5,715,724
02/28/2002	5,947,717	5,273,828	5,768,308
03/31/2002	5,872,319	5,281,582	5,705,434
04/30/2002	5,999,020	5,289,187	5,817,831
05/31/2002	6,059,616	5,297,067	5,859,138
06/30/2002	6,127,139	5,304,482	5,931,145
07/31/2002	6,204,838	5,312,228	6,012,994
08/31/2002	6,299,187	5,319,930	6,058,692
09/30/2002	6,380,000	5,327,272	6,124,126
10/31/2002	6,351,968	5,334,677	6,090,680
11/30/2002	6,301,511	5,341,505	6,066,491
12/31/2002	6,345,712	5,347,915	6,163,368
01/31/2003	6,334,164	5,353,744	6,170,737
02/28/2003	6,391,904	5,358,669	6,243,826
03/31/2003	6,397,974	5,364,081	6,256,337
04/30/2003	6,438,689	5,369,177	6,286,315
05/31/2003	6,508,485	5,374,385	6,372,198
06/30/2003	6,497,953	5,379,276	6,372,216
07/31/2003	6,327,573	5,383,956	6,260,262
08/31/2003	6,368,699	5,388,372	6,271,880
09/30/2003	6,475,007	5,392,467	6,390,359
10/31/2003	6,451,245	5,396,835	6,351,083
11/30/2003	6,480,947	5,401,044	6,356,646
12/31/2003	6,536,583	5,405,365	6,410,507
01/31/2004	6,573,688	5,409,635	6,453,560
02/29/2004	6,641,713	5,413,584	6,517,282
03/31/2004	6,698,250	5,417,861	6,558,229
04/30/2004	6,586,509	5,422,033	6,448,730
05/31/2004	6,561,677	5,426,425	6,440,040
06/30/2004	6,600,671	5,430,874	6,439,347
07/31/2004	6,663,237	5,436,034	6,481,905
08/31/2004	6,744,572	5,441,904	6,567,425
09/30/2004	6,764,486	5,448,380	6,578,612

SECTOR BREAKDOWN‡

Asset-Backed Securities	66.2%
Mortgage-Backed Securities	23.5%
U.S. Government Agencies	8.5%
Other	1.8%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended September 30, 2004

*	Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,009.90	$1,024.22
Expenses Paid During Period†	$0.86	$0.86

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Asset-Backed Securities Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements.

•	The Portfolio outperformed the Lehman Brother Asset-Backed Securities Index during the six-month period ended September 30, 2004, returning 0.99% versus the 0.31% return of the Index.

•	The Portfolio’s below-Benchmark duration for the 6-month period had a positive effect on performance.

•	ABS significantly outperformed other investment grade fixed income sectors on a duration-adjusted basis over the period.

•	The Portfolio’s continued focus on the real estate sector was a positive, as these issues outperformed most other ABS after adjusting for duration.

•	An overweight to manufactured housing securities had a positive impact on performance.

•	An overweight to mortgage-backed securities detracted slightly from performance, as these issues underperformed ABS with similar durations.

4 Semi-Annual Report | 09.30.04

PIMCO Emerging Markets Local Currency Bond Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2004

Since Inception*
Emerging Markets Local Currency Bond Portfolio (Inception 07/30/04)	2.62%

*	Cumulative. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (07/30/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,026.20	$1,008.42
Expenses Paid During Period†	$0.21	$0.21

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since the Portfolio commenced operations on 07/30/04).

PORTFOLIO INSIGHTS

•	The Emerging Markets Local Currency Bond Portfolio sought to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets, which may be represented by options, futures contracts, swap agreements, or mortgage- or asset-backed securities.

•	After the end of the semi-annual period, (effective November 1, 2004) the Portfolio’s name changed to “Emerging Markets Portfolio (Local Markets)”. In addition, its primary investment guideline changed such that the Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of currencies of emerging market countries or Fixed Income Instruments denominated in currencies of emerging market countries, each of which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Since its inception on July 30, 2004 through September 30, 2004, the Portfolio returned 2.62%.

•	The Portfolio’s investment objective is maximum total return, consistent with prudent investment management.

•	PIMCO will select the Portfolio’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and other specific factors PIMCO believes to be relevant.

•	Currently, the Portfolio is positioned to capitalize on three market forces: 1) a revaluation of Asian block currencies, both within the context of a potential Chinese Renminbi revaluation and consistent with the view that the region will shoulder, over time, a greater burden of global currency re-alignment, previously shouldered by the Euro; 2) continued strength in commodity prices feeding through to the balance of payments of commodity exporting nations; and 3) EU convergence trades.

•	With respect to regional currency exposures, as of September 30, 2004, the Portfolio had a 26.6% allocation to currencies in Asia, 31.0% in Eastern Europe (including Russia), 27.4% in Latin America, and a 15.0% allocation to currencies in the Middle East and Africa.

SECTOR BREAKDOWN‡

Commercial Paper‡‡	94.5%
Certificates of Deposit	5.0%
Other	0.5%

‡	% of Total Investments as of September 30, 2004
‡‡	Primarily serving as collateral for currency forward positions.

09.30.04 | Semi-Annual Report 5

PIMCO Emerging Markets Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception date.

MONTH	Emerging Markets Portfolio	Citigroup 3-Month Treasury Bill Index	Emerging Markets Sector Fund Index
04/30/1998	5,000,000	5,000,000	5,000,001
05/31/1998	4,944,400	5,021,600	5,047,428
06/30/1998	4,891,710	5,042,239	5,090,235
07/31/1998	5,001,037	5,063,568	5,101,064
08/31/1998	4,265,043	5,085,139	5,184,080
09/30/1998	4,536,231	5,105,936	5,305,472
10/31/1998	4,749,812	5,126,463	5,277,418
11/30/1998	5,137,475	5,145,328	5,307,372
12/31/1998	5,122,302	5,164,366	5,323,329
01/31/1999	5,110,595	5,183,628	5,361,325
02/28/1999	5,142,926	5,201,305	5,267,734
03/31/1999	5,296,664	5,221,174	5,296,926
04/30/1999	5,438,686	5,240,493	5,313,704
05/31/1999	5,274,822	5,260,616	5,267,162
06/30/1999	5,334,460	5,280,132	5,250,379
07/31/1999	5,345,462	5,300,778	5,228,031
08/31/1999	5,349,303	5,321,769	5,225,370
09/30/1999	5,457,620	5,342,630	5,286,033
10/31/1999	5,547,013	5,364,428	5,305,536
11/30/1999	5,655,067	5,386,101	5,305,158
12/31/1999	5,752,317	5,409,099	5,279,572
01/31/2000	5,696,409	5,432,846	5,203,021
02/29/2000	5,851,645	5,455,989	5,371,731
03/31/2000	5,876,326	5,481,577	5,398,143
04/30/2000	5,786,748	5,507,287	5,316,713
05/31/2000	5,655,366	5,534,217	5,189,641
06/30/2000	5,882,949	5,560,172	5,386,330
07/31/2000	6,004,247	5,587,083	5,490,451
08/31/2000	6,180,129	5,614,740	5,658,634
09/30/2000	6,069,929	5,642,645	5,578,139
10/31/2000	5,970,828	5,672,213	5,476,057
11/30/2000	6,032,766	5,701,197	5,520,962
12/31/2000	6,281,231	5,731,185	5,763,332
01/31/2001	6,430,168	5,760,759	5,935,081
02/28/2001	6,443,119	5,785,645	5,959,414
03/31/2001	6,482,300	5,811,160	6,005,901
04/30/2001	6,443,053	5,833,475	5,945,959
05/31/2001	6,560,794	5,854,825	6,094,608
06/30/2001	6,751,888	5,873,620	6,224,426
07/31/2001	6,838,451	5,892,063	6,166,593
08/31/2001	6,911,696	5,909,975	6,360,386
09/30/2001	6,782,173	5,926,936	6,230,639
10/31/2001	7,089,213	5,942,464	6,324,623
11/30/2001	7,328,022	5,955,122	6,383,446
12/31/2001	7,390,112	5,965,543	6,433,027
01/31/2002	7,522,327	5,974,850	6,514,726
02/28/2002	7,675,418	5,982,856	6,652,840
03/31/2002	7,632,274	5,991,651	6,637,540
04/30/2002	7,716,609	6,000,279	6,708,559
05/31/2002	7,716,609	6,009,219	6,735,394
06/30/2002	7,410,562	6,017,631	6,572,549
07/31/2002	7,160,688	6,026,417	6,405,133
08/31/2002	7,553,347	6,035,155	6,745,163
09/30/2002	7,343,183	6,043,484	6,650,159
10/31/2002	7,787,122	6,051,884	7,014,582
11/30/2002	7,983,619	6,059,631	7,168,887
12/31/2002	8,321,912	6,066,902	7,405,462
01/31/2003	8,512,606	6,073,515	7,500,253
02/28/2003	8,817,717	6,079,102	7,686,874
03/31/2003	9,118,878	6,085,242	7,818,765
04/30/2003	9,613,042	6,091,023	8,113,219
05/31/2003	9,906,452	6,096,932	8,397,077
06/30/2003	9,912,372	6,102,480	8,375,918
07/31/2003	9,596,943	6,107,789	8,085,946
08/31/2003	9,833,515	6,112,798	8,216,868
09/30/2003	10,119,009	6,117,444	8,487,326
10/31/2003	10,183,307	6,122,399	8,483,720
11/30/2003	10,311,905	6,127,174	8,564,315
12/31/2003	10,554,353	6,132,076	8,744,808
01/31/2004	10,639,699	6,136,920	8,794,697
02/29/2004	10,658,664	6,141,400	8,850,586
03/31/2004	10,877,377	6,146,252	9,035,456
04/30/2004	10,239,771	6,150,985	8,601,714
05/31/2004	10,154,122	6,155,967	8,490,281
06/30/2004	10,365,217	6,161,015	8,619,039
07/31/2004	10,596,626	6,166,868	8,808,142
08/31/2004	11,069,087	6,173,528	9,128,973
09/30/2004	11,204,745	6,180,875	9,232,801

COUNTRY ALLOCATION‡

Short-Term Instruments	34.2%
Brazil	17.0%
Russia	12.3%
Mexico	7.3%
Peru	5.1%
Tunisia	5.1%
South Africa	5.0%
Panama	4.4%
Malaysia	2.7%
Ukraine	2.4%
Other	4.5%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2004

*	Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,030.10	$1,024.47
Expenses Paid During Period†	$0.61	$0.61

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Emerging Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets, which may be represented by options, futures contracts, swap agreements, or mortgage- or asset-backed securities.

•	The Portfolio returned 3.01% for the six-month period ended September 30, 2004, outperforming the custom benchmark Emerging Markets Sector Fund Index return of 2.18%.

•	An overweight to Brazil was a significant contributor to performance; following the global deleveraging trade and subsequent spread widening of March and April, Brazilian bonds rallied, supported by positive economic data releases and rating agencies upgrades.

•	An underweight to the Philippines detracted from performance; the credit outperformed in April, as investors anticipated market-friendly results in the presidential elections.

•	An overweight to Russia detracted from returns, as the global deleveraging trade of the second quarter forced many investors to sell the most liquid credits, such as Russia.

•	Modest emerging market currency exposure was positive for performance; higher commodity prices supported the currencies of commodity exporting countries.

6 Semi-Annual Report | 09.30.04

PIMCO High Yield Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception date.

MONTH	High Yield Portfolio	Citigroup 3-Month Treasury Bill Index	Merrill Lynch U.S. High Yield BB-B Rated Index
12/31/2000	5,000,000	5,000,000	5,000,000
01/31/2001	5,252,838	5,025,801	5,312,449
02/28/2001	5,237,358	5,047,512	5,378,059
03/31/2001	5,010,239	5,069,771	5,280,392
04/30/2001	4,889,700	5,089,240	5,227,061
05/31/2001	4,894,941	5,107,866	5,306,722
06/30/2001	4,750,311	5,124,263	5,183,552
07/31/2001	4,820,089	5,140,352	5,260,633
08/31/2001	4,846,927	5,155,979	5,306,559
09/30/2001	4,594,269	5,170,776	4,985,934
10/31/2001	4,687,470	5,184,324	5,148,076
11/30/2001	4,764,224	5,195,367	5,316,987
12/31/2001	4,752,885	5,204,458	5,269,984
01/31/2002	4,776,041	5,212,578	5,295,806
02/28/2002	4,747,096	5,219,562	5,246,928
03/31/2002	4,802,011	5,227,236	5,360,050
04/30/2002	4,843,104	5,234,762	5,430,535
05/31/2002	4,813,752	5,242,562	5,420,164
06/30/2002	4,529,565	5,249,900	5,026,333
07/31/2002	4,206,025	5,257,566	4,830,760
08/31/2002	4,397,752	5,265,189	4,983,266
09/30/2002	4,262,343	5,272,456	4,907,519
10/31/2002	4,324,206	5,279,784	4,862,764
11/30/2002	4,577,843	5,286,542	5,145,533
12/31/2002	4,654,347	5,292,886	5,201,723
01/31/2003	4,768,177	5,298,655	5,318,242
02/28/2003	4,844,063	5,303,530	5,379,773
03/31/2003	4,975,225	5,308,886	5,501,680
04/30/2003	5,265,232	5,313,930	5,766,915
05/31/2003	5,303,899	5,319,084	5,805,439
06/30/2003	5,440,473	5,323,925	5,954,812
07/31/2003	5,341,194	5,328,557	5,855,961
08/31/2003	5,433,855	5,332,926	5,923,130
09/30/2003	5,571,264	5,336,979	6,070,143
10/31/2003	5,700,512	5,341,302	6,181,045
11/30/2003	5,761,735	5,345,469	6,259,977
12/31/2003	5,921,211	5,349,745	6,395,317
01/31/2004	5,977,138	5,353,971	6,477,881
02/29/2004	5,949,174	5,357,880	6,491,938
03/31/2004	5,957,818	5,362,112	6,549,456
04/30/2004	5,936,464	5,366,241	6,494,114
05/31/2004	5,872,401	5,370,588	6,390,013
06/30/2004	5,933,628	5,374,992	6,471,038
07/31/2004	6,013,518	5,380,098	6,572,954
08/31/2004	6,122,458	5,385,909	6,695,082
09/30/2004	6,213,833	5,392,318	6,785,466

SECTOR BREAKDOWN‡

Industrials	62.2%
Utilities	16.4%
Banking & Finance	10.3%
Short-Term Instruments	5.0%
Asset-Backed Securities	2.6%
Other	3.5%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2004

*	Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,043.00	$1,024.82
Expenses Paid During Period†	$0.26	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Portfolio returned 4.30% for the six-month period ended September 30, 2004, outperforming the 3.60% return of the Merrill Lynch U.S. High Yield BB-B Rated Index.

•	An overweight to the energy sector, which surpassed most other industries over the six-month period, added to returns.

•	A focus on pipelines, which outperformed the overall high yield market by over 5% during the period, contributed significantly to outperformance.

•	An underweight to consumer cyclicals, which were among the worst-performing sectors led lower by the automotive and auto parts sectors, was a boost to returns.

•	As the air transportation sector was the worst performer due to high fuel costs and the threat of terrorism, an underweight to the sector and an emphasis on higher quality secured issues contributed to relative performance.

•	While an overweight to telecom was a detriment to performance, as these bonds underperformed the benchmark during the period, exposure to large-cap companies was positive for security selection.

•	An underweight to metals and mining, the top-performing sector over the period, hindered performance.

•	As the chemicals sector outperformed the benchmark by 2.75%, an underweight to this sector also hurt performance.

•	Despite the outperformance of Brazil, one of our core emerging market holdings, the overall asset class underperformed high yields and was a slight burden on returns.

09.30.04 | Semi-Annual Report 7

PIMCO International Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception date.

MONTH	International Portfolio	Citigroup 3-Month Treasury Bill Index	J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)
12/31/1989	5,000,000	5,000,000	5,000,000
01/31/1990	4,944,945	5,032,999	4,894,002
02/28/1990	4,859,860	5,063,247	4,822,549
03/31/1990	4,924,925	5,097,222	4,826,888
04/30/1990	4,894,711	5,130,507	4,824,957
05/31/1990	4,980,318	5,165,137	4,945,583
06/30/1990	5,060,889	5,198,815	4,971,299
07/31/1990	5,189,338	5,233,230	4,995,162
08/31/1990	5,101,993	5,267,300	4,923,731
09/30/1990	5,096,855	5,299,640	4,900,097
10/31/1990	5,191,047	5,332,656	5,035,831
11/30/1990	5,295,705	5,364,279	5,113,886
12/31/1990	5,353,791	5,396,144	5,164,511
01/31/1991	5,461,621	5,426,794	5,262,640
02/28/1991	5,537,103	5,453,222	5,343,157
03/31/1991	5,493,971	5,481,524	5,351,704
04/30/1991	5,571,350	5,508,000	5,390,773
05/31/1991	5,598,986	5,534,659	5,432,283
06/30/1991	5,576,878	5,560,230	5,392,084
07/31/1991	5,627,372	5,586,751	5,422,820
08/31/1991	5,756,415	5,613,065	5,504,703
09/30/1991	5,868,626	5,637,986	5,585,071
10/31/1991	5,919,955	5,662,738	5,629,192
11/30/1991	5,937,064	5,685,275	5,634,259
12/31/1991	6,117,563	5,706,595	5,727,223
01/31/1992	6,123,555	5,726,339	5,781,061
02/29/1992	6,153,514	5,744,206	5,800,139
03/31/1992	6,096,592	5,763,736	5,758,379
04/30/1992	6,127,014	5,782,411	5,783,140
05/31/1992	6,212,196	5,801,435	5,836,343
06/30/1992	6,193,943	5,819,129	5,828,173
07/31/1992	6,193,943	5,836,587	5,809,522
08/31/1992	6,193,943	5,853,221	5,810,685
09/30/1992	6,298,508	5,867,912	5,890,873
10/31/1992	6,465,397	5,882,758	6,010,455
11/30/1992	6,465,397	5,897,406	6,001,441
12/31/1992	6,545,751	5,913,212	6,069,258
01/31/1993	6,570,432	5,929,000	6,124,490
02/28/1993	6,704,914	5,942,754	6,235,345
03/31/1993	6,743,338	5,957,731	6,239,086
04/30/1993	6,717,722	5,972,208	6,239,709
05/31/1993	6,763,200	5,987,437	6,274,653
06/30/1993	6,912,627	6,002,405	6,402,655
07/31/1993	6,997,086	6,018,132	6,474,365
08/31/1993	7,128,240	6,033,839	6,609,031
09/30/1993	7,141,356	6,048,864	6,637,449
10/31/1993	7,252,837	6,064,469	6,725,728
11/30/1993	7,292,542	6,079,812	6,772,807
12/31/1993	7,480,184	6,095,863	6,913,004
01/31/1994	7,466,522	6,111,835	6,878,440
02/28/1994	7,271,176	6,126,626	6,723,674
03/31/1994	7,184,356	6,143,903	6,662,489
04/30/1994	7,133,711	6,162,212	6,615,184
05/31/1994	6,943,674	6,182,670	6,541,754
06/30/1994	6,768,255	6,203,629	6,475,028
07/31/1994	6,804,801	6,226,087	6,517,762
08/31/1994	6,723,527	6,249,248	6,455,193
09/30/1994	6,686,585	6,272,682	6,461,002
10/31/1994	6,716,139	6,298,337	6,486,200
11/30/1994	6,775,247	6,325,041	6,577,654
12/31/1994	6,768,742	6,354,390	6,562,527
01/31/1995	6,845,010	6,383,875	6,634,060
02/28/1995	6,940,344	6,411,964	6,719,640
03/31/1995	7,092,879	6,443,574	6,856,718
04/30/1995	7,226,348	6,474,568	6,965,740
05/31/1995	7,283,548	6,506,552	7,194,219
06/30/1995	7,216,814	6,537,394	7,170,476
07/31/1995	7,359,816	6,568,905	7,260,826
08/31/1995	7,512,351	6,600,040	7,323,992
09/30/1995	7,579,085	6,629,675	7,439,711
10/31/1995	7,741,153	6,660,104	7,523,038
11/30/1995	8,028,929	6,689,542	7,687,792
12/31/1995	8,172,816	6,720,181	7,759,288
01/31/1996	8,323,303	6,750,354	7,853,176
02/29/1996	8,071,081	6,777,963	7,760,509
03/31/1996	8,162,452	6,806,702	7,824,921
04/30/1996	8,314,737	6,834,746	7,918,820
05/31/1996	8,294,432	6,864,067	7,972,668
06/30/1996	8,406,606	6,892,827	8,038,841
07/31/1996	8,518,966	6,922,743	8,099,132
08/31/1996	8,682,399	6,953,132	8,206,850
09/30/1996	8,938,478	6,982,893	8,381,658
10/31/1996	9,277,524	7,013,478	8,519,953
11/30/1996	9,585,748	7,042,935	8,690,353
12/31/1996	9,541,698	7,073,148	8,702,521
01/31/1997	9,589,950	7,103,775	8,811,304
02/28/1997	9,650,264	7,131,551	8,867,695
03/31/1997	9,456,645	7,162,645	8,820,698
04/30/1997	9,529,482	7,193,156	8,915,963
05/31/1997	9,711,574	7,224,950	8,962,325
06/30/1997	9,917,871	7,255,296	9,114,683
07/31/1997	10,149,939	7,286,566	9,259,609
08/31/1997	10,027,798	7,317,972	9,270,720
09/30/1997	10,224,042	7,348,998	9,434,811
10/31/1997	10,088,868	7,381,040	9,495,192
11/30/1997	10,150,311	7,412,114	9,563,560
12/31/1997	10,134,127	7,444,283	9,687,886
01/31/1998	10,367,431	7,477,113	9,816,715
02/28/1998	10,323,686	7,506,872	9,904,106
03/31/1998	10,542,817	7,540,202	9,992,250
04/30/1998	10,601,551	7,572,172	10,043,212
05/31/1998	10,807,121	7,604,885	10,180,804
06/30/1998	10,940,178	7,636,140	10,224,581
07/31/1998	10,940,178	7,668,442	10,319,668
08/31/1998	10,688,849	7,701,109	10,522,966
09/30/1998	10,956,920	7,732,606	10,772,362
10/31/1998	10,778,275	7,763,692	10,756,203
11/30/1998	10,867,598	7,792,262	10,872,370
12/31/1998	11,270,457	7,821,093	10,859,322
01/31/1999	11,396,384	7,850,266	10,993,977
02/28/1999	11,097,307	7,877,036	10,920,319
03/31/1999	11,144,530	7,907,125	11,050,270
04/30/1999	11,160,271	7,936,383	11,190,608
05/31/1999	10,939,899	7,966,858	11,144,727
06/30/1999	10,924,617	7,996,414	10,971,984
07/31/1999	10,908,762	8,027,681	10,943,457
08/31/1999	10,861,194	8,059,471	10,963,155
09/30/1999	10,988,621	8,091,064	11,004,817
10/31/1999	10,972,649	8,124,075	11,031,228
11/30/1999	10,924,733	8,156,897	11,095,206
12/31/1999	11,003,998	8,191,726	11,128,492
01/31/2000	10,938,693	8,227,689	11,129,607
02/29/2000	10,922,366	8,262,738	11,211,964
03/31/2000	11,069,547	8,301,490	11,375,657
04/30/2000	11,020,203	8,340,425	11,437,085
05/31/2000	11,135,340	8,381,210	11,528,579
06/30/2000	11,250,597	8,420,517	11,583,916
07/31/2000	11,300,305	8,461,272	11,667,320
08/31/2000	11,300,305	8,503,155	11,669,652
09/30/2000	11,383,888	8,545,416	11,770,012
10/31/2000	11,400,579	8,590,195	11,865,348
11/30/2000	11,617,574	8,634,090	12,075,364
12/31/2000	11,843,083	8,679,505	12,209,400
01/31/2001	12,033,264	8,724,293	12,354,192
02/28/2001	12,119,709	8,761,981	12,460,339
03/31/2001	12,274,582	8,800,621	12,554,379
04/30/2001	11,752,260	8,834,416	12,469,309
05/31/2001	11,543,331	8,866,749	12,534,149
06/30/2001	11,583,758	8,895,212	12,603,088
07/31/2001	12,164,706	8,923,143	12,717,775
08/31/2001	12,534,401	8,950,270	12,824,606
09/30/2001	12,919,899	8,975,956	12,877,187
10/31/2001	13,760,945	8,999,473	13,112,839
11/30/2001	13,349,370	9,018,642	13,056,452
12/31/2001	13,094,399	9,034,424	12,948,085
01/31/2002	13,554,202	9,048,518	12,962,329
02/28/2002	13,954,031	9,060,643	12,973,994
03/31/2002	13,075,219	9,073,963	12,907,829
04/30/2002	13,315,867	9,087,029	13,012,382
05/31/2002	13,315,867	9,100,568	13,029,153
06/30/2002	13,583,820	9,113,307	13,197,377
07/31/2002	13,624,673	9,126,614	13,325,390
08/31/2002	13,461,259	9,139,847	13,485,295
09/30/2002	13,901,122	9,152,461	13,639,028
10/31/2002	13,552,569	9,165,182	13,633,339
11/30/2002	13,983,135	9,176,914	13,658,436
12/31/2002	14,613,804	9,187,926	13,855,117
01/31/2003	15,278,068	9,197,940	13,963,687
02/28/2003	15,749,481	9,206,402	14,059,578
03/31/2003	15,470,918	9,215,701	14,042,205
04/30/2003	15,535,202	9,224,456	14,073,611
05/31/2003	16,092,326	9,233,403	14,296,990
06/30/2003	16,199,466	9,241,806	14,222,923
07/31/2003	15,106,645	9,249,847	14,065,017
08/31/2003	15,706,625	9,257,432	13,963,625
09/30/2003	16,263,749	9,264,468	14,117,015
10/31/2003	15,535,202	9,271,972	13,985,203
11/30/2003	15,278,068	9,279,204	13,997,939
12/31/2003	16,081,099	9,286,627	14,129,010
01/31/2004	16,168,655	9,293,964	14,192,381
02/29/2004	16,606,435	9,300,748	14,327,842
03/31/2004	17,248,511	9,308,096	14,366,359
04/30/2004	16,752,361	9,315,263	14,253,898
05/31/2004	16,577,249	9,322,809	14,229,724
06/30/2004	16,534,769	9,330,453	14,212,042
07/31/2004	16,653,086	9,339,317	14,269,107
08/31/2004	17,067,195	9,349,404	14,470,907
09/30/2004	17,111,216	9,360,530	14,553,568

COUNTRY ALLOCATION‡

Commercial Paper	66.9%
Certificates of Deposit	6.7%
France	5.5%
Repurchase Agreement	5.4%
Italy	3.5%
Spanish Treasury Bill	2.9%
Germany	2.6%
United Kingdom	1.2%
Other	5.3%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2004

*	Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$992.00	$1,024.47
Expenses Paid During Period†	$0.60	$0.61

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The International Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, or mortgage- or asset-backed securities.

•	The Portfolio returned -0.80% for the six-month period ended September 30, 2004, underperforming the 1.30% return of the J.P. Morgan Non-U.S. Global Government Bond Index (Hedged).

•	The Portfolio’s overweight to Euroland duration relative to U.S. Treasuries was positive for returns, as yields fell in response to slower growth.

•	An overweight to short maturity Euroland issues detracted from performance, as yields rose dramatically early in April as economic data showed signs of greater than expected growth.

•	The Portfolio’s underweight position to longer maturities in the U.K. relative to those of Euroland was positive for performance, as Euroland long maturity yields rose less than U.K. long yields.

•	An underweight to the U.S. dollar versus the Japanese Yen and Canadian Dollar was neutral for performance. Despite high volatility in the currency markets, the U.S. dollar remained relatively unchanged over this period.

8 Semi-Annual Report | 09.30.04

PIMCO Investment Grade Corporate Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception date.

MONTH	Investment Grade Corporate Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Credit Excluding AA3 and Higher Index
01/31/2000	5,000,000	5,000,000	5,000,000
02/29/2000	5,060,120	5,021,300	5,047,502
03/31/2000	5,115,509	5,044,849	5,085,355
04/30/2000	5,080,160	5,068,510	5,032,471
05/31/2000	5,090,260	5,093,295	5,010,829
06/30/2000	5,186,549	5,117,182	5,143,615
07/31/2000	5,227,630	5,141,949	5,207,398
08/31/2000	5,294,388	5,167,402	5,273,011
09/30/2000	5,341,134	5,193,084	5,296,213
10/31/2000	5,351,556	5,220,296	5,291,975
11/30/2000	5,424,508	5,246,972	5,355,477
12/31/2000	5,504,589	5,274,571	5,451,339
01/31/2001	5,606,525	5,301,788	5,612,158
02/28/2001	5,665,541	5,324,691	5,656,490
03/31/2001	5,708,401	5,348,173	5,691,564
04/30/2001	5,703,006	5,368,711	5,672,209
05/31/2001	5,751,565	5,388,360	5,730,068
06/30/2001	5,773,561	5,405,657	5,760,437
07/31/2001	5,932,115	5,422,630	5,916,546
08/31/2001	6,019,593	5,439,115	5,997,011
09/30/2001	6,093,290	5,454,725	5,964,625
10/31/2001	6,181,759	5,469,016	6,116,722
11/30/2001	6,093,290	5,480,666	6,067,790
12/31/2001	6,082,761	5,490,256	6,024,100
01/31/2002	6,116,648	5,498,822	6,076,512
02/28/2002	6,122,296	5,506,190	6,114,184
03/31/2002	6,036,071	5,514,285	6,002,909
04/30/2002	6,121,730	5,522,225	6,073,142
05/31/2002	6,110,309	5,530,452	6,156,345
06/30/2002	5,949,690	5,538,194	6,144,031
07/31/2002	5,700,579	5,546,281	6,104,093
08/31/2002	6,036,589	5,554,323	6,273,789
09/30/2002	5,979,543	5,561,988	6,382,325
10/31/2002	5,950,029	5,569,719	6,289,141
11/30/2002	6,215,655	5,576,848	6,412,674
12/31/2002	6,432,682	5,583,540	6,612,278
01/31/2003	6,594,746	5,589,626	6,640,275
02/28/2003	6,750,576	5,594,768	6,781,307
03/31/2003	6,872,717	5,600,419	6,787,526
04/30/2003	7,188,559	5,605,739	6,940,977
05/31/2003	7,428,598	5,611,177	7,177,540
06/30/2003	7,507,477	5,616,283	7,158,266
07/31/2003	7,056,384	5,621,170	6,845,802
08/31/2003	7,243,266	5,625,779	6,906,264
09/30/2003	7,509,211	5,630,055	7,161,606
10/31/2003	7,489,467	5,634,615	7,085,547
11/30/2003	7,568,443	5,639,010	7,123,116
12/31/2003	7,791,351	5,643,521	7,207,029
01/31/2004	7,840,708	5,647,980	7,284,129
02/29/2004	7,868,912	5,652,103	7,377,537
03/31/2004	7,919,404	5,656,568	7,450,506
04/30/2004	7,719,815	5,660,924	7,209,412
05/31/2004	7,684,174	5,665,509	7,156,126
06/30/2004	7,743,004	5,670,155	7,187,727
07/31/2004	7,858,571	5,675,541	7,281,329
08/31/2004	8,053,591	5,681,671	7,460,647
09/30/2004	8,147,322	5,688,432	7,507,924

SECTOR BREAKDOWN ‡

Industrials	39.9%
Banking & Finance	35.7%
Utilities	19.9%
Other	4.5%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2004

*	Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,028.80	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Investment Grade Corporate Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of corporate fixed income securities of varying maturities, which may be represented by options, futures contracts, or swap agreements.

•	The Portfolio returned 2.88% for the six-month period ended September 30, 2004, outperforming the Lehman Brothers Credit Excluding AA3 and Higher Index which returned 0.77% during the same period.

•	Below-Index duration helped Portfolio returns, as interest rates increased early in the period.

•	A below index quality profile was positive for performance, as lower quality credits outpaced all other investment grade quality tiers. Small positions in below investment grade holdings also added to returns.

•	Modest exposure to Treasuries detracted slightly from performance, as the Treasury sector underperformed the overall investment grade corporate market.

•	The Portfolio’s overweight position in the electric utilities industry boosted returns, as this corporate sector has benefited from the following factors: improving credit quality as rating upgrades have outpaced downgrades, light new issuance has created favorable market technicals, and a macro economic environment that was positive for non-cyclicals.

•	Though faced with difficult technicals early in the period, a small tactical allocation to emerging market bonds added value as the benign interest rate environment and improving credit qualities boosted demand for the sector.

09.30.04 | Semi-Annual Report 9

PIMCO Mortgage Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception date.

MONTH	Mortgage Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Mortgage Index
01/31/2000	5,000,000	5,000,000	5,000,000
02/29/2000	5,085,000	5,021,300	5,057,992
03/31/2000	5,160,295	5,044,849	5,113,319
04/30/2000	5,155,266	5,068,510	5,116,834
05/31/2000	5,150,236	5,093,295	5,119,160
06/30/2000	5,251,091	5,117,182	5,228,612
07/31/2000	5,286,605	5,141,949	5,262,172
08/31/2000	5,357,635	5,167,402	5,341,959
09/30/2000	5,403,807	5,193,084	5,397,315
10/31/2000	5,439,832	5,220,296	5,436,104
11/30/2000	5,537,616	5,246,972	5,517,836
12/31/2000	5,658,808	5,274,571	5,606,715
01/31/2001	5,723,113	5,301,788	5,693,999
02/28/2001	5,771,341	5,324,691	5,726,594
03/31/2001	5,808,778	5,348,173	5,759,835
04/30/2001	5,803,394	5,368,711	5,767,801
05/31/2001	5,857,229	5,388,360	5,806,081
06/30/2001	5,880,595	5,405,657	5,818,499
07/31/2001	6,016,973	5,422,630	5,921,792
08/31/2001	6,082,434	5,439,115	5,974,028
09/30/2001	6,174,761	5,454,725	6,063,523
10/31/2001	6,263,130	5,469,016	6,147,334
11/30/2001	6,213,422	5,480,666	6,090,543
12/31/2001	6,218,386	5,490,256	6,067,605
01/31/2002	6,270,495	5,498,822	6,123,797
02/28/2002	6,339,974	5,506,190	6,193,491
03/31/2002	6,254,812	5,514,285	6,127,890
04/30/2002	6,389,136	5,522,225	6,243,896
05/31/2002	6,441,697	5,530,452	6,289,227
06/30/2002	6,518,560	5,538,194	6,341,427
07/31/2002	6,613,032	5,546,281	6,413,719
08/31/2002	6,683,886	5,554,323	6,464,387
09/30/2002	6,748,696	5,561,988	6,510,285
10/31/2002	6,736,783	5,569,719	6,535,192
11/30/2002	6,724,870	5,576,848	6,530,556
12/31/2002	6,780,479	5,583,540	6,598,758
01/31/2003	6,793,012	5,589,626	6,614,857
02/28/2003	6,849,412	5,594,768	6,659,205
03/31/2003	6,861,208	5,600,419	6,659,768
04/30/2003	6,899,011	5,605,739	6,687,574
05/31/2003	6,924,213	5,611,177	6,693,111
06/30/2003	6,927,303	5,616,283	6,704,053
07/31/2003	6,787,357	5,621,170	6,578,467
08/31/2003	6,863,691	5,625,779	6,625,270
09/30/2003	6,966,639	5,630,055	6,738,151
10/31/2003	6,960,224	5,634,615	6,714,803
11/30/2003	6,985,884	5,639,010	6,728,817
12/31/2003	7,055,247	5,643,521	6,801,132
01/31/2004	7,095,333	5,647,980	6,843,724
02/29/2004	7,155,463	5,652,103	6,901,407
03/31/2004	7,199,158	5,656,568	6,931,635
04/30/2004	7,097,952	5,660,924	6,808,230
05/31/2004	7,091,205	5,665,509	6,793,332
06/30/2004	7,152,635	5,670,155	6,853,442
07/31/2004	7,220,820	5,675,541	6,914,857
08/31/2004	7,329,917	5,681,671	7,021,499
09/30/2004	7,351,298	5,688,432	7,032,150

SECTOR BREAKDOWN‡

U.S. Government Agencies	52.1%
Short-Term Instruments	25.3%
Asset-Backed Securities	15.1%
Mortgage-Backed Securities	7.3%
Other	0.2%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2004

*	Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,021.10	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Mortgage Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities.

•	The Portfolio returned 2.11% for the six-month period ended September 30, 2004, outperforming the benchmark Lehman Brothers Mortgage Index return of 1.45% for the same period.

•	The Portfolio’s duration was maintained below the index given the longer-term risks of inflation and rate increases; this strategy was positive during the first three months as interest rates rose sharply, but the strategy was negative during the last three months as interest rates fell.

•	An underweight to 30-year conventional (FHLMC & FNMA) pass-throughs was slightly negative as these issues outperformed Treasuries modestly.

•	Near-Index exposure to 15-year mortgage-backed securities was neutral.

•	An allocation to asset-backed securities added to returns as the sector outperformed other core fixed income sectors.

10 Semi-Annual Report | 09.30.04

PIMCO Municipal Sector Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception date.

MONTH	Municipal Sector Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Long Municipal Bond Index
08/31/2000	5,000,000	5,000,000	5,000,000
09/30/2000	4,959,960	5,024,850	4,948,658
10/31/2000	5,015,015	5,051,181	5,020,837
11/30/2000	5,075,075	5,076,992	5,079,702
12/31/2000	5,324,825	5,103,697	5,262,601
01/31/2001	5,365,356	5,130,033	5,286,899
02/28/2001	5,400,821	5,152,194	5,311,515
03/31/2001	5,491,989	5,174,915	5,370,586
04/30/2001	5,400,625	5,194,787	5,281,662
05/31/2001	5,537,671	5,213,800	5,343,327
06/30/2001	5,626,381	5,230,536	5,389,866
07/31/2001	5,708,518	5,246,960	5,507,195
08/31/2001	5,831,724	5,262,911	5,617,734
09/30/2001	5,717,714	5,278,015	5,562,110
10/31/2001	5,681,428	5,291,843	5,652,894
11/30/2001	5,748,817	5,303,115	5,602,972
12/31/2001	5,656,523	5,312,395	5,514,870
01/31/2002	5,764,678	5,320,683	5,622,952
02/28/2002	5,910,688	5,327,812	5,692,909
03/31/2002	5,768,464	5,335,645	5,560,490
04/30/2002	5,850,247	5,343,328	5,659,179
05/31/2002	5,904,769	5,351,289	5,698,366
06/30/2002	5,937,878	5,358,780	5,754,583
07/31/2002	5,993,011	5,366,604	5,844,481
08/31/2002	5,948,904	5,374,386	5,933,253
09/30/2002	6,052,278	5,381,803	6,112,844
10/31/2002	5,894,049	5,389,283	5,971,639
11/30/2002	5,865,794	5,396,182	5,943,983
12/31/2002	6,048,370	5,402,657	6,089,780
01/31/2003	5,995,106	5,408,545	6,057,361
02/28/2003	6,089,797	5,413,521	6,149,937
03/31/2003	6,065,467	5,418,989	6,148,018
04/30/2003	6,107,298	5,424,137	6,190,774
05/31/2003	6,322,428	5,429,398	6,372,665
06/30/2003	6,289,333	5,434,339	6,347,746
07/31/2003	5,963,086	5,439,067	6,041,972
08/31/2003	6,005,377	5,443,528	6,088,593
09/30/2003	6,234,351	5,447,665	6,293,256
10/31/2003	6,209,927	5,452,077	6,279,727
11/30/2003	6,307,625	5,456,330	6,392,546
12/31/2003	6,384,325	5,460,695	6,463,051
01/31/2004	6,439,894	5,465,009	6,520,240
02/29/2004	6,575,731	5,468,998	6,623,525
03/31/2004	6,525,992	5,473,319	6,620,283
04/30/2004	6,282,438	5,477,533	6,411,492
05/31/2004	6,244,968	5,481,970	6,356,052
06/30/2004	6,273,603	5,486,465	6,381,361
07/31/2004	6,374,586	5,491,678	6,484,342
08/31/2004	6,538,684	5,497,609	6,650,993
09/30/2004	6,580,206	5,504,151	6,708,984

REGIONAL BREAKDOWN‡

New York	9.7%
Massachusetts	9.1%
Illinois	8.3%
California	7.8%
Texas	7.5%
New Jersey	6.2%
Michigan	5.5%
Indiana	5.1%
Florida	4.2%
North Carolina	4.0%
Wisconsin	3.1%
Other	29.5%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2004

*	Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,008.30	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Municipal Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities, or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements.

•	The Portfolio returned 0.83% for the six-month period ended September 30, 2004, underperforming the 1.34% return of the Portfolio’s benchmark, the Lehman Brothers Long Municipal Bond Index.

•	The Portfolio’s effective duration was managed below that of the benchmark throughout the period, which was positive for performance as municipal yields increased for the period, with the exception of intermediate term bonds.

•	The Portfolio’s average credit quality was AAA at the end of the period versus the benchmark’s average of AA2/AA3.

•	Yields on 10-year and 30-year AAA municipals increased by 0.04% and 0.15% for the period while yields on 15-year and 20-year maturities decreased by 0.09% and 0.03%.

•	The yield ratio between 10-year AAA municipals and Treasuries declined, as Treasury yields increased and municipal yields fell.

•	Exposure to tobacco securitization helped performance, as the sector rallied due to increased demand for high yield municipal debt.

•	No exposure to California general obligation debt hindered performance, as these securities outperformed the national market across all maturities. Yield premiums tightened over the third quarter, as the state’s economy improved, resulting in upgrades by all rating agencies.

09.30.04 | Semi-Annual Report 11

PIMCO Real Return Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception date

MONTH	Real Return Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Global Real: U.S. TIPS Index
04/30/2000	5,000,000	5,000,000	5,000,000
05/31/2000	4,990,000	5,024,450	4,986,999
06/30/2000	5,070,080	5,048,014	5,049,832
07/31/2000	5,110,239	5,072,447	5,092,997
08/31/2000	5,160,437	5,097,555	5,130,685
09/30/2000	5,210,932	5,122,890	5,157,363
10/31/2000	5,277,151	5,149,735	5,219,768
11/30/2000	5,358,651	5,176,049	5,295,456
12/31/2000	5,398,355	5,203,275	5,352,644
01/31/2001	5,524,020	5,230,125	5,464,518
02/28/2001	5,644,449	5,252,718	5,556,865
03/31/2001	5,691,545	5,275,883	5,610,213
04/30/2001	5,733,549	5,296,143	5,641,628
05/31/2001	5,817,557	5,315,526	5,708,202
06/30/2001	5,815,792	5,332,589	5,701,353
07/31/2001	5,911,657	5,349,333	5,796,567
08/31/2001	5,916,983	5,365,596	5,804,680
09/30/2001	5,965,514	5,380,994	5,838,346
10/31/2001	6,100,602	5,395,092	5,976,716
11/30/2001	5,960,110	5,406,585	5,843,641
12/31/2001	5,902,304	5,416,045	5,775,270
01/31/2002	5,937,160	5,424,495	5,809,343
02/28/2002	6,047,538	5,431,763	5,897,647
03/31/2002	5,987,433	5,439,749	5,861,080
04/30/2002	6,179,263	5,447,582	6,021,089
05/31/2002	6,295,524	5,455,698	6,116,822
06/30/2002	6,428,153	5,463,335	6,203,412
07/31/2002	6,556,716	5,471,312	6,305,765
08/31/2002	6,832,209	5,479,246	6,531,512
09/30/2002	6,998,078	5,486,807	6,696,106
10/31/2002	6,782,468	5,494,434	6,517,363
11/30/2002	6,800,949	5,501,467	6,512,752
12/31/2002	7,076,219	5,508,068	6,731,642
01/31/2003	7,126,674	5,514,072	6,782,370
02/28/2003	7,391,559	5,519,145	7,036,415
03/31/2003	7,260,335	5,524,719	6,922,386
04/30/2003	7,241,279	5,529,968	6,904,591
05/31/2003	7,596,991	5,535,332	7,232,151
06/30/2003	7,527,409	5,540,369	7,158,247
07/31/2003	7,154,255	5,545,189	6,827,826
08/31/2003	7,302,230	5,549,737	6,950,253
09/30/2003	7,592,749	5,553,954	7,180,309
10/31/2003	7,618,575	5,558,453	7,219,273
11/30/2003	7,618,575	5,562,789	7,223,586
12/31/2003	7,702,552	5,567,239	7,297,214
01/31/2004	7,797,729	5,571,637	7,380,973
02/29/2004	7,994,882	5,575,704	7,551,315
03/31/2004	8,121,044	5,580,109	7,672,274
04/30/2004	7,733,356	5,584,406	7,300,025
05/31/2004	7,882,990	5,588,929	7,431,530
06/30/2004	7,884,815	5,593,512	7,434,721
07/31/2004	7,967,813	5,598,826	7,504,178
08/31/2004	8,182,224	5,604,873	7,705,389
09/30/2004	8,199,462	5,611,542	7,720,604

SECTOR BREAKDOWN ‡

U.S. Treasury Obligations	93.2%
Corporate Bonds & Notes	2.4%
Short-Term Instruments	2.4%
Other	2.0%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2004

*	Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,009.70	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

•	For the six months ended September 30, 2004, the Portfolio returned 0.97%, outperforming the 0.63% return of the Lehman Brothers: U.S. TIPS Index.

•	For the six-month period, 10-year real yields increased by 0.29%, compared to a 0.28% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.41% at September 30, 2004 for the 10-year maturity. This compares to a breakeven yield of 2.42% on March 31, 2004. The six-month CPI-U change for the period ended September 30, 2004 was 1.34%.

•	The Portfolio’s short positions in nominal bonds during the first three months of the period were positive for performance as nominal yields rose. However, this effect was somewhat offset during the last three months of the period as nominal yields fell. For the six-month period overall, short nominal bond positions were ultimately positive for performance as nominal yields rose.

•	The Portfolio was overweight shorter maturity TIPS for the entire period. This was negative for performance as the real yield curve flattened.

•	The Portfolio’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Portfolio.

•	An emphasis on European inflation-linked bonds was an overall positive for performance as real yields fell across Europe.

12 Semi-Annual Report | 09.30.04

PIMCO Short-Term Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception date

MONTH	Short-Term Portfolio	Citigroup 3-Month Treasury Bill Index	3-Month LIBOR Index
04/30/2000	5,000,000	5,000,000	5,000,000
05/31/2000	5,025,000	5,024,450	5,026,559
06/30/2000	5,065,135	5,048,014	5,055,155
07/31/2000	5,100,450	5,072,447	5,083,718
08/31/2000	5,140,809	5,097,555	5,112,155
09/30/2000	5,186,575	5,122,890	5,140,611
10/31/2000	5,212,251	5,149,735	5,169,139
11/30/2000	5,248,198	5,176,049	5,198,251
12/31/2000	5,285,949	5,203,275	5,227,528
01/31/2001	5,301,760	5,230,125	5,255,576
02/28/2001	5,343,921	5,252,718	5,279,848
03/31/2001	5,380,874	5,275,883	5,302,699
04/30/2001	5,402,038	5,296,143	5,324,364
05/31/2001	5,428,493	5,315,526	5,343,622
06/30/2001	5,436,106	5,332,589	5,361,433
07/31/2001	5,490,631	5,349,333	5,378,007
08/31/2001	5,528,798	5,365,596	5,394,572
09/30/2001	5,560,614	5,380,994	5,410,308
10/31/2001	5,599,345	5,395,092	5,421,989
11/30/2001	5,610,411	5,406,585	5,432,245
12/31/2001	5,631,907	5,416,045	5,441,739
01/31/2002	5,649,343	5,424,495	5,450,396
02/28/2002	5,666,779	5,431,763	5,458,885
03/31/2002	5,677,590	5,439,749	5,467,535
04/30/2002	5,700,955	5,447,582	5,476,866
05/31/2002	5,718,478	5,455,698	5,485,635
06/30/2002	5,731,621	5,463,335	5,494,313
07/31/2002	5,719,887	5,471,312	5,502,807
08/31/2002	5,755,087	5,479,246	5,511,109
09/30/2002	5,782,688	5,486,807	5,519,465
10/31/2002	5,806,266	5,494,434	5,527,732
11/30/2002	5,835,740	5,501,467	5,535,841
12/31/2002	5,855,613	5,508,068	5,542,391
01/31/2003	5,873,521	5,514,072	5,548,857
02/28/2003	5,891,428	5,519,145	5,555,052
03/31/2003	5,901,046	5,524,719	5,561,256
04/30/2003	5,919,055	5,529,968	5,567,235
05/31/2003	5,937,065	5,535,332	5,573,259
06/30/2003	5,946,370	5,540,369	5,579,205
07/31/2003	5,922,271	5,545,189	5,584,320
08/31/2003	5,934,320	5,549,737	5,589,485
09/30/2003	5,965,379	5,553,954	5,594,795
10/31/2003	5,965,379	5,558,453	5,600,110
11/30/2003	5,977,491	5,562,789	5,605,524
12/31/2003	5,989,064	5,567,239	5,610,989
01/31/2004	5,995,163	5,571,637	5,616,425
02/29/2004	6,007,361	5,575,704	5,621,667
03/31/2004	6,016,824	5,580,109	5,626,914
04/30/2004	6,016,824	5,584,406	5,632,119
05/31/2004	6,022,932	5,588,929	5,637,610
06/30/2004	6,028,760	5,593,512	5,643,764
07/31/2004	6,041,026	5,598,826	5,651,178
08/31/2004	6,059,425	5,604,873	5,659,089
09/30/2004	6,063,105	5,611,542	5,667,490

SECTOR BREAKDOWN ‡

Commercial Paper	43.6%
Corporate Bonds & Notes	12.4%
U.S. Treasury Bills	10.9%
U.S. Treasury Obligations	8.5%
Certificates of Deposit	8.4%
Mortgage-Backed Securities	6.7%
Asset-Backed Securities	6.4%
Other	3.1%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2004

*	Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,007.70	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Portfolio returned 0.77% for the six-month period ended September 30, 2004, outperforming the 3-Month LIBOR Index return of 0.72%.

•	Above-Benchmark duration was negative for returns as short interest rates increased.

•	During the second quarter 2004, exposure to intermediate maturities detracted from performance as two to five-year rates increased. During the third quarter, this exposure modestly added to performance as two to five-year rates fell even as short rates rose.

•	An emphasis on mortgages helped returns as low volatility and strong bank demand supported these assets; mortgage security selection added to returns.

•	An emphasis on corporate bonds was negative during the second quarter as spreads widened, but added to returns during the third quarter as credit premiums narrowed.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

09.30.04 | Semi-Annual Report 13

PIMCO Short-Term Portfolio II

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception date.

MONTH	Short-Term Portfolio II	Citigroup 3-Month Treasury Bill Index	3-Month LIBOR Index
03/31/2003	5,000,000	5,000,000	5,000,000
04/30/2003	5,024,950	5,004,750	5,005,375
05/31/2003	5,049,900	5,009,605	5,010,792
06/30/2003	5,054,118	5,014,163	5,016,137
07/31/2003	5,044,090	5,018,526	5,020,736
08/31/2003	5,049,104	5,022,642	5,025,380
09/30/2003	5,069,416	5,026,459	5,030,154
10/31/2003	5,064,396	5,030,530	5,034,933
11/30/2003	5,069,416	5,034,454	5,039,800
12/31/2003	5,079,822	5,038,482	5,044,714
01/31/2004	5,084,857	5,042,462	5,049,601
02/29/2004	5,094,926	5,046,143	5,054,314
03/31/2004	5,098,702	5,050,129	5,059,031
04/30/2004	5,098,702	5,054,018	5,063,711
05/31/2004	5,103,745	5,058,112	5,068,648
06/30/2004	5,109,829	5,062,259	5,074,181
07/31/2004	5,119,947	5,067,069	5,080,846
08/31/2004	5,135,125	5,072,541	5,087,960
09/30/2004	5,142,179	5,078,577	5,095,512

SECTOR BREAKDOWN‡

Commercial Paper	57.5%
Certificates of Deposit	11.8%
Corporate Bonds & Notes	11.5%
Asset-Backed Securities	6.7%
Mortgage-Backed Securities	3.7%
U.S. Government Agencies	3.4%
Other	5.4%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2004

*	Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,008.50	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short-Term Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Portfolio returned 0.85% for the six-month period ended September 30, 2004, outperforming the 3-Month LIBOR Index return of 0.72%.

•	Above-Benchmark duration was negative for returns as short interest rates increased.

•	During the second quarter 2004, exposure to intermediate maturities detracted from performance as two to five-year rates increased. During the third quarter this exposure modestly added to performance as two to five-year rates fell even as short rates rose.

•	An emphasis on mortgages helped returns, as low volatility and strong bank demand supported these assets; mortgage security selection added to returns.

•	An emphasis on corporate bonds was negative during the second quarter as spreads widened, but added to returns during the third quarter as credit premiums narrowed.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging market bonds added value, as the benign interest rate environment and improving credit quality boosted demand.

•	Non-U.S. positions, mainly short maturity Eurozone issues, added value amid expectations for slower growth and lower inflation in Europe.

14 Semi-Annual Report | 09.30.04

PIMCO U.S. Government Sector Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2004

à	$5,000,000 invested at the beginning of the first full month following the inception date.

MONTH	U.S. Government Sector Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Government Bond Index
01/31/2000	5,000,000	5,000,000	5,000,000
02/29/2000	5,135,000	5,021,300	5,071,000
03/31/2000	5,330,522	5,044,849	5,160,250
04/30/2000	5,295,386	5,068,510	5,145,801
05/31/2000	5,290,367	5,093,295	5,148,888
06/30/2000	5,466,324	5,117,182	5,240,538
07/31/2000	5,537,250	5,141,949	5,291,372
08/31/2000	5,668,968	5,167,402	5,369,684
09/30/2000	5,638,655	5,193,084	5,384,719
10/31/2000	5,741,644	5,220,296	5,436,412
11/30/2000	5,896,128	5,246,972	5,543,510
12/31/2000	6,050,053	5,274,571	5,653,825
01/31/2001	6,098,844	5,301,788	5,710,929
02/28/2001	6,207,268	5,324,691	5,776,034
03/31/2001	6,185,103	5,348,173	5,796,250
04/30/2001	5,999,822	5,368,711	5,737,128
05/31/2001	6,032,519	5,388,360	5,756,061
06/30/2001	6,064,012	5,405,657	5,782,538
07/31/2001	6,329,832	5,422,630	5,921,319
08/31/2001	6,479,355	5,439,115	5,994,744
09/30/2001	6,559,965	5,454,725	6,099,052
10/31/2001	6,874,215	5,469,016	6,256,408
11/30/2001	6,509,461	5,480,666	6,116,050
12/31/2001	6,371,290	5,490,256	6,062,841
01/31/2002	6,517,683	5,498,822	6,102,249
02/28/2002	6,594,062	5,506,190	6,158,390
03/31/2002	6,327,341	5,514,285	6,024,753
04/30/2002	6,604,122	5,522,225	6,168,142
05/31/2002	6,662,053	5,530,452	6,205,151
06/30/2002	6,797,324	5,538,194	6,291,985
07/31/2002	7,044,736	5,546,281	6,430,409
08/31/2002	7,200,997	5,554,323	6,557,731
09/30/2002	7,421,071	5,561,988	6,711,490
10/31/2002	7,335,997	5,569,719	6,657,541
11/30/2002	7,270,555	5,576,848	6,600,212
12/31/2002	7,418,345	5,583,540	6,760,129
01/31/2003	7,411,495	5,589,626	6,743,181
02/28/2003	7,527,942	5,594,768	6,851,972
03/31/2003	7,489,007	5,600,419	6,832,427
04/30/2003	7,530,269	5,605,739	6,864,092
05/31/2003	7,743,454	5,611,177	7,042,259
06/30/2003	7,698,133	5,616,283	7,005,383
07/31/2003	7,345,388	5,621,170	6,715,808
08/31/2003	7,386,888	5,625,779	6,753,375
09/30/2003	7,672,935	5,630,055	6,949,690
10/31/2003	7,554,568	5,634,615	6,850,755
11/30/2003	7,554,568	5,639,010	6,858,647
12/31/2003	7,637,752	5,643,521	6,919,414
01/31/2004	7,700,816	5,647,980	6,976,717
02/29/2004	7,812,929	5,652,103	7,060,276
03/31/2004	7,905,732	5,656,568	7,122,435
04/30/2004	7,652,973	5,660,924	6,908,113
05/31/2004	7,617,868	5,665,509	6,882,564
06/30/2004	7,655,247	5,670,155	6,910,476
07/31/2004	7,732,786	5,675,541	6,974,846
08/31/2004	7,894,914	5,681,671	7,110,684
09/30/2004	7,916,651	5,688,432	7,125,142

SECTOR BREAKDOWN‡

Short-Term Instruments	35.3%
U.S. Government Agencies	35.1%
U.S. Treasury Obligations	13.3%
Mortgage-Backed Securities	5.6%
Asset-Backed Securities	5.1%
Corporate Bonds & Notes	5.1%
Other	0.5%

‡	% of Total Investments as of September 30, 2004

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2004

*	Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/04)	$1,000.00	$1,000.00
Ending Account Value (09/30/04)	$1,001.40	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The U.S. Government Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities.

•	The Portfolio outperformed the benchmark Lehman Brothers Government Bond Index, returning 0.14% for the six-month period ended September 30, 2004 compared to the 0.04% return for the Index during the same period.

•	The Portfolio’s emphasis on the intermediate portion of the curve was a tale of two quarters; performance was weighed upon during the second quarter, as rates increased significantly on the back of positive jobs data. However, an easing of rates in this range during the third quarter offset some of these losses.

•	A focus on high quality agency debt was a modest boost for relative performance, as this sector outperformed Treasuries of similar duration.

•	A small exposure to longer duration structured mortgages was a positive for relative performance; these securities outperformed comparable Treasuries as low volatility and strong bank demand supported the asset class.

•	Despite outperforming Treasuries during the third quarter, a modest allocation to TIPS was a slight negative for performance as they underperformed comparable Treasuries over the entire six-month period.

•	A minimal allocation to long duration corporates boosted relative returns, as spread compression continued on the back of improving credit fundamentals and corporate upgrade announcements.

09.30.04 | Semi-Annual Report 15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations
Asset-Backed Securities Portfolio
09/30/2004 +	$10.79	$0.19	$(0.09)	$0.10
03/31/2004	11.00	0.38	0.12	0.50
03/31/2003	10.66	0.52	0.43	0.95
03/31/2002	10.56	0.64	0.31	0.95
10/31/2000 - 03/31/2001	10.00	0.32	0.43	0.75

Emerging Markets Local Currency Bond Portfolio
07/30/2004 - 09/30/2004 +	$10.00	$0.02	$0.24	$0.26

Emerging Markets Portfolio
09/30/2004 +	$11.43	$0.25	$0.08	$0.33
03/31/2004	11.81	0.68	1.47	2.15
03/31/2003	10.86	0.82	1.15	1.97
03/31/2002	9.91	0.84	0.86	1.70
03/31/2001	9.84	0.49	0.47	0.96
03/31/2000	9.63	0.80	0.21	1.01

High Yield Portfolio
09/30/2004 +	$8.37	$0.31	$0.04	$0.35
03/31/2004	7.72	0.68	0.80	1.48
03/31/2003	8.18	0.70	(0.46)	0.24
03/31/2002	9.56	0.77	(1.18)	(0.41)
12/08/2000 - 03/31/2001	9.57	0.30	(0.10)	0.20

International Portfolio
09/30/2004 +	$5.91	$0.05	$(0.10)	$(0.05)
03/31/2004	7.22	0.22	0.46	0.68
03/31/2003	6.52	0.38	0.77	1.15
03/31/2002	7.05	0.30	0.15	0.45
03/31/2001	6.73	0.42	0.29	0.71
03/31/2000	7.08	0.39	(0.44)	(0.05)
Investment Grade Corporate Portfolio
09/30/2004 +	$11.11	$0.30	$0.01	$0.31
03/31/2004	10.88	0.76	0.85	1.61
03/31/2003	10.57	0.78	0.59	1.37
03/31/2002	10.58	0.69	(0.09)	0.60
03/31/2001	10.13	0.78	0.36	1.14
01/26/2000 - 03/31/2000	10.00	0.14	0.07	0.21

Mortgage Portfolio
09/30/2004 +	$10.67	$0.17	$0.05	$0.22
03/31/2004	10.89	0.34	0.18	0.52
03/31/2003	10.71	0.45	0.57	1.02
03/31/2002	10.79	0.62	0.20	0.82
03/31/2001	10.26	0.73	0.52	1.25
01/31/2000 - 03/31/2000	10.00	0.12	0.20	0.32

Municipal Sector Portfolio
09/30/2004 +	$10.45	$0.23	$(0.15)	$0.08
03/31/2004	10.15	0.49	0.27	0.76
03/31/2003	10.58	0.57	(0.03)	0.54
03/31/2002	10.82	0.62	(0.09)	0.53
08/21/2000 - 03/31/2001	10.00	0.36	0.63	0.99

16 Semi-Annual Report | 09.30.04 | See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return
Asset-Backed Securities Portfolio
09/30/2004 +	$(0.17)	$0.00	$(0.17)	$10.72	0.99%
03/31/2004	(0.44)	(0.27)	(0.71)	10.79	4.69
03/31/2003	(0.48)	(0.13)	(0.61)	11.00	8.95
03/31/2002	(0.60)	(0.25)	(0.85)	10.66	9.17
10/31/2000 - 03/31/2001	(0.19)	0.00	(0.19)	10.56	7.58
Emerging Markets Local Currency Bond Portfolio
07/30/2004 - 09/30/2004 +	$(0.01)	$0.00	$(0.01)	$10.25	2.62%

Emerging Markets Portfolio
09/30/2004 +	$(0.36)	$0.00	$(0.36)	$11.40	3.01%
03/31/2004	(0.88)	(1.65)	(2.53)	11.43	19.28
03/31/2003	(0.82)	(0.20)	(1.02)	11.81	19.48
03/31/2002	(0.75)	0.00	(0.75)	10.86	17.74
03/31/2001	(0.84)	(0.05)	(0.89)	9.91	10.31
03/31/2000	(0.80)	0.00	(0.80)	9.84	10.94

High Yield Portfolio
09/30/2004 +	$(0.39)	$0.00	$(0.39)	$8.33	4.30%
03/31/2004	(0.83)	0.00	(0.83)	8.37	19.75
03/31/2003	(0.70)	0.00	(0.70)	7.72	3.61
03/31/2002	(0.71)	(0.26)	(0.97)	8.18	(4.16)
12/08/2000 - 03/31/2001	(0.21)	0.00	(0.21)	9.56	2.09

International Portfolio
09/30/2004 +	$(0.20)	$0.00	$(0.20)	$5.66	(0.80)%
03/31/2004	(0.92)	(1.07)	(1.99)	5.91	11.49
03/31/2003	(0.36)	(0.09)	(0.45)	7.22	18.32
03/31/2002	(0.82)	(0.16)	(0.98)	6.52	6.52
03/31/2001	(0.32)	(0.07)	(0.39)	7.05	10.89
03/31/2000	(0.30)	0.00	(0.30)	6.73	(0.67)

Investment Grade Corporate Portfolio
09/30/2004 +	$(0.29)	$0.00	$(0.29)	$11.13	2.88%
03/31/2004	(0.95)	(0.43)	(1.38)	11.11	15.23
03/31/2003	(0.81)	(0.25)	(1.06)	10.88	13.86
03/31/2002	(0.53)	(0.08)	(0.61)	10.57	5.74
03/31/2001	(0.68)	(0.01)	(0.69)	10.58	11.59
01/26/2000 - 03/31/2000	(0.08)	0.00	(0.08)	10.13	2.11

Mortgage Portfolio
09/30/2004 +	$(0.26)	$0.00	$(0.26)	$10.63	2.11%
03/31/2004	(0.46)	(0.28)	(0.74)	10.67	4.93
03/31/2003	(0.46)	(0.38)	(0.84)	10.89	9.69
03/31/2002	(0.60)	(0.30)	(0.90)	10.71	7.68
03/31/2001	(0.64)	(0.08)	(0.72)	10.79	12.57
01/31/2000 - 03/31/2000	(0.06)	0.00	(0.06)	10.26	3.21

Municipal Sector Portfolio
09/30/2004 +	$(0.22)	$0.00	$(0.22)	$10.31	0.83%
03/31/2004	(0.46)	0.00	(0.46)	10.45	7.59
03/31/2003	(0.62)	(0.35)	(0.97)	10.15	5.15
03/31/2002	(0.48)	(0.29)	(0.77)	10.58	5.03
08/21/2000 - 03/31/2001	(0.17)	0.00	(0.17)	10.82	9.95

Selected Per Share Data for the Year or Period Ended:	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets**		Portfolio Turnover Rate
Asset-Backed Securities Portfolio
09/30/2004 +	$208,708	0.17	%*(b)	3.48	%*	63%
03/31/2004	211,206	0.12	(b)	3.51		379
03/31/2003	208,719	0.15	(b)	4.65		117
03/31/2002	98,848	0.05		5.88		569
10/31/2000 - 03/31/2001	53,822	0.05	*(g)	7.38	*	134

Emerging Markets Local Currency Bond Portfolio
07/30/2004 - 09/30/2004 +	$38,297	0.12	%*	1.41	%*	0%

Emerging Markets Portfolio
09/30/2004 +	$1,000,420	0.12	%*	4.57	%*	247%
03/31/2004	1,269,208	0.13	(c)	5.61		419
03/31/2003	1,336,575	0.13	(c)	7.60		305
03/31/2002	1,005,646	0.13	(c)	7.99		265
03/31/2001	287,880	0.16	(c)	9.09		224
03/31/2000	354,371	0.85		8.20		159

High Yield Portfolio
09/30/2004 +	$161,204	0.05	%*	7.56	%*	63%
03/31/2004	177,339	0.06	(b)	8.30		128
03/31/2003	400,794	0.05		9.08		182
03/31/2002	397,455	0.06	(b)	8.95		104
12/08/2000 - 03/31/2001	212,247	0.05	*(f)	9.79	*	80

International Portfolio
09/30/2004 +	$4,249,723	0.12	%*	1.73	%*	123%
03/31/2004	3,168,509	0.14	(c)	3.31		763
03/31/2003	1,520,328	0.12		5.72		328
03/31/2002	1,808,687	0.13	(c)	4.40		298
03/31/2001	3,588,537	0.13	(c)	6.05		464
03/31/2000	1,142,215	0.50		5.61		369
Investment Grade Corporate Portfolio
09/30/2004 +	$1,118,898	0.05	%*	5.53	%*	9%
03/31/2004	1,306,285	0.05		6.70		90
03/31/2003	4,211,671	0.07	(b)	7.51		199
03/31/2002	4,947,469	0.05		6.40		361
03/31/2001	999,641	0.11	(b)	7.54		240
01/26/2000 - 03/31/2000	316,279	0.05	*(e)	7.65	*	65

Mortgage Portfolio
09/30/2004 +	$5,916,794	0.05	%*	3.23	%*	369%
03/31/2004	4,112,744	0.05		3.19		823
03/31/2003	6,747,404	0.07	(b)	4.00		687
03/31/2002	5,314,257	0.22	(b)	5.66		685
03/31/2001	3,477,278	0.87	(b)	6.99		742
01/31/2000 - 03/31/2000	985,563	0.05	*(d)	7.13	*	156

Municipal Sector Portfolio
09/30/2004 +	$464,141	0.05	%*	4.47	%*	46%
03/31/2004	368,097	0.05		4.74		136
03/31/2003	249,882	0.05		5.39		372
03/31/2002	145,514	0.05		5.70		1361
08/21/2000 - 03/31/2001	69,211	0.05	*(g)	4.95	*	189

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Portfolio has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.05%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.12%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.07%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.10%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.06%.
(g)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.08%.

See accompanying notes | 09.30.04 | Semi-Annual Report 17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations
Real Return Portfolio
09/30/2004 +	$11.94	$0.31	$(0.20)	$0.11
03/31/2004	11.43	0.35	0.96	1.31
03/31/2003	10.30	0.48	1.62	2.10
03/31/2002	10.84	0.56	(0.01)	0.55
04/28/2000 - 03/31/2001	10.00	0.69	0.66	1.35

Short-Term Portfolio
09/30/2004 +	$9.85	$0.08	$0.00	$0.08
03/31/2004	9.83	0.16	0.03	0.19
03/31/2003	9.72	0.25	0.12	0.37
03/31/2002	10.17	0.56	(0.02)	0.54
04/20/2000 - 03/31/2001	10.00	0.64	0.11	0.75

Short-Term Portfolio II
09/30/2004 +	$10.11	$0.08	$0.01	$0.09
03/31/2004	10.02	0.12	0.07	0.19
03/17/2003 - 03/31/2003	10.00	0.01	0.01	0.02

U.S. Government Sector Portfolio
09/30/2004 +	$11.26	$0.11	$(0.10)	$0.01
03/31/2004	10.89	0.22	0.38	0.60
03/31/2003	9.83	0.35	1.43	1.78
03/31/2002	11.35	0.75	(0.51)	0.24
03/31/2001	10.62	0.68	0.97	1.65
01/31/2000 - 03/31/2000	10.00	0.12	0.54	0.66

18 Semi-Annual Report | 09.30.04 | See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return
Real Return Portfolio
09/30/2004 +	$(0.41)	$0.00	$(0.41)	$11.64	0.97%
03/31/2004	(0.35)	(0.45)	(0.80)	11.94	11.85
03/31/2003	(0.78)	(0.19)	(0.97)	11.43	21.26
03/31/2002	(0.53)	(0.56)	(1.09)	10.30	5.20
04/28/2000 - 03/31/2001	(0.48)	(0.03)	(0.51)	10.84	13.83

Short-Term Portfolio
09/30/2004 +	$(0.10)	$0.00	$(0.10)	$9.83	0.77%
03/31/2004	(0.15)	(0.02)	(0.17)	9.85	1.96
03/31/2003	(0.21)	(0.05)	(0.26)	9.83	3.94
03/31/2002	(0.87)	(0.12)	(0.99)	9.72	5.51
04/20/2000 - 03/31/2001	(0.57)	(0.01)	(0.58)	10.17	7.62

Short-Term Portfolio II
09/30/2004 +	$(0.08)	$0.00	$(0.08)	$10.12	0.85%
03/31/2004	(0.10)	0.00	(0.10)	10.11	1.97
03/17/2003 - 03/31/2003	0.00	0.00	0.00	10.02	0.20

U.S. Government Sector Portfolio
09/30/2004 +	$(0.10)	$0.00	$(0.10)	$11.17	0.14%
03/31/2004	(0.23)	0.00	(0.23)	11.26	5.56
03/31/2003	(0.34)	(0.38)	(0.72)	10.89	18.36
03/31/2002	(0.79)	(0.97)	(1.76)	9.83	2.30
03/31/2001	(0.54)	(0.38)	(0.92)	11.35	16.03
01/31/2000 - 03/31/2000	(0.04)	0.00	(0.04)	10.62	6.61

Selected Per Share Data for the Year or Period Ended:	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets**		Portfolio Turnover Rate
Real Return Portfolio
09/30/2004 +	$1,173,057	0.05	%*	5.32	%*	240%
03/31/2004	1,422,613	0.05		3.03		372
03/31/2003	654,735	0.07	(b)	4.23		308
03/31/2002	94,457	0.06	(b)	5.14		502
04/28/2000 - 03/31/2001	208,832	0.09	*(e)	7.24	*	260

Short-Term Portfolio
09/30/2004 +	$2,455,342	0.05	%*	1.66	%*	113%
03/31/2004	4,226,476	0.05		1.59		280
03/31/2003	2,432,457	0.05		2.56		212
03/31/2002	114,868	1.05	(b)	5.58		96
04/20/2000 - 03/31/2001	191,299	1.58	*(b)(d)	6.78	*	154

Short-Term Portfolio II
09/30/2004 +	$1,998,147	0.05	%*	1.64	%*	93%
03/31/2004	2,413,972	0.05		1.20		232
03/17/2003 - 03/31/2003	20,102	0.05	*(f)	2.16	*	11

U.S. Government Sector Portfolio
09/30/2004 +	$8,750,052	0.05	%*	1.94	%*	207%
03/31/2004	7,226,151	0.05		2.03		709
03/31/2003	4,438,204	0.05		3.25		819
03/31/2002	545,294	0.07	(b)	6.77		785
03/31/2001	1,257,236	0.11	(b)	6.18		1200
01/31/2000 - 03/31/2000	311,652	0.05	*(c)	6.86	*	283

+	Unaudited
*	Annualized
**	As a result of a change in generally accepted accounting principles, the Portfolio has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. The effects of these reclassifications are noted in the Notes to Financials, and have not been audited.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.05%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.09%.
(d)	If the investment manager had not reimbrused expenses, the ratio of expenses to average net assets would have been 1.59%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.11%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.06%.

See accompanying notes | 09.30.04 | Semi-Annual Report 19

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

Amounts in thousands, except per share amounts	Asset-Backed Securities Portfolio	Emerging Markets Local Currency Bond Portfolio	Emerging Markets Portfolio	High Yield Portfolio
Assets:

Investments, at value	$255,114	$37,840	$1,323,230	$157,828
Cash	6,779	1	56	111
Foreign currency, at value	0	0	129	0
Receivable for investments sold	361	0	364,039	1,389
Receivable for investments sold on delayed delivery basis	0	0	0	0
Unrealized appreciation on forward foreign currency contracts	0	513	713	0
Receivable for Portfolio shares sold	3,100	0	7,000	400
Interest and dividends receivable	866	2	11,751	3,284
Variation margin receivable	7	0	0	1
Swap premiums paid	0	0	0	0
Unrealized appreciation on swap agreements	2,304	0	10,317	6

	268,531	38,356	1,717,235	163,019

Liabilities:

Payable for investments purchased	$11,413	$0	$7,249	$1,079
Payable for investments purchased on delayed delivery basis	0	0	705,699	0
Unrealized depreciation on forward foreign currency contracts	0	55	1,257	93
Payable for reverse repurchase agreement	46,280	0	0	0
Payable for short sale	0	0	0	0
Overdraft due to Custodian	0	0	0	0
Written options outstanding	662	0	60	636
Payable for Portfolio shares redeemed	250	0	2,050	0
Accrued investment advisory fee	3	1	16	3
Accrued administration fee	5	3	81	4
Variation margin payable	0	0	5	0
Swap premiums received	1,210	0	3	0
Unrealized depreciation on swap agreements	0	0	395	0
Other liabilities	0	0	0	0

	59,823	59	716,815	1,815

Net Assets	$208,708	$38,297	$1,000,420	$161,204

Net Assets Consist of:

Paid in capital	$209,354	$37,818	$905,299	$166,983
Undistributed net investment income	570	24	16,539	6,082
Accumulated undistributed net realized gain (loss)	(810)	0	26,470	(18,854)
Net unrealized appreciation (depreciation)	(406)	455	52,112	6,993

	$208,708	$38,297	$1,000,420	$161,204

Shares Issued and Outstanding:	19,467	3,736	87,727	19,341

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$10.72	$10.25	$11.40	$8.33

Cost of Investments Owned	$257,524	$37,843	$1,281,551	$151,071

Cost of Foreign Currency Held	$0	$0	$129	$0

20 Semi-Annual Report | 09.30.04 | See accompanying notes

Amounts in thousands, except per share amounts	International Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio
Assets:

Investments, at value	$4,275,241	$1,102,478	$9,146,085
Cash	0	348	5,871
Foreign currency, at value	86,283	0	0
Receivable for investments sold	0	60	1,134,088
Receivable for investments sold on delayed delivery basis	0	0	0
Unrealized appreciation on forward foreign currency contracts	9,953	0	0
Receivable for Portfolio shares sold	31,400	7,500	245,800
Interest and dividends receivable	17,610	15,406	13,945
Variation margin receivable	0	113	75
Swap premiums paid	52,244	0	8,981
Unrealized appreciation on swap agreements	56,955	3,264	6,985

	4,529,686	1,129,169	10,561,830

Liabilities:

Payable for investments purchased	$748	$1,993	$4,557,799
Payable for investments purchased on delayed delivery basis	140,198	0	0
Unrealized depreciation on forward foreign currency contracts	15,458	0	0
Payable for reverse repurchase agreement	0	0	0
Payable for short sale	0	0	61,051
Overdraft due to Custodian	0	0	0
Written options outstanding	0	369	1,550
Payable for Portfolio shares redeemed	6,816	5,100	7,000
Accrued investment advisory fee	48	18	86
Accrued administration fee	239	28	128
Variation margin payable	5,664	122	0
Swap premiums received	33,151	2,440	6,114
Unrealized depreciation on swap agreements	66,954	104	11,250
Other liabilities	10,687	97	58

	279,963	10,271	4,645,036

Net Assets	$4,249,723	$1,118,898	$5,916,794

Net Assets Consist of:

Paid in capital	$4,118,339	$987,117	$5,904,389
Undistributed net investment income	70,635	34,651	51,897
Accumulated undistributed net realized gain (loss)	15,495	84,460	27,223
Net unrealized appreciation (depreciation)	45,254	12,670	(66,715)

	$4,249,723	$1,118,898	$5,916,794

Shares Issued and Outstanding:	751,481	100,569	556,633
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$5.66	$11.13	$10.63

Cost of Investments Owned	$4,227,258	$1,092,484	$9,210,369

Cost of Foreign Currency Held	$85,391	$0	$0

Amounts in thousands, except per share amounts	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio
Assets:

Investments, at value	$455,385	$1,378,644	$2,544,923	$1,976,886	$8,630,876
Cash	86	0	1	0	319
Foreign currency, at value	0	327	0	3,405	0
Receivable for investments sold	0	70,940	0	149,223	825
Receivable for investments sold on delayed delivery basis	0	0	97,717	8,807	797,396
Unrealized appreciation on forward foreign currency contracts	0	0	0	85	0
Receivable for Portfolio shares sold	7,500	91,600	25,100	0	140,400
Interest and dividends receivable	6,590	9,987	6,586	6,250	35,067
Variation margin receivable	0	3	2,522	0	230
Swap premiums paid	0	684	592	72	3,519
Unrealized appreciation on swap agreements	0	33	3,871	1,089	27,536

	469,561	1,552,218	2,681,312	2,145,817	9,636,168

Liabilities:

Payable for investments purchased	$0	$304,233	$61,754	$70,413	$35,703
Payable for investments purchased on delayed delivery basis	0	0	0	9,004	0
Unrealized depreciation on forward foreign currency contracts	0	237	0	155	0
Payable for reverse repurchase agreement	0	0	0	0	0
Payable for short sale	0	71,112	98,264	8,853	799,099
Overdraft due to Custodian	0	129	0	0	0
Written options outstanding	0	3	957	138	5,139
Payable for Portfolio shares redeemed	5,400	2,200	61,833	58,100	22,650
Accrued investment advisory fee	8	16	43	35	146
Accrued administration fee	12	24	65	53	219
Variation margin payable	0	236	2,680	67	3,546
Swap premiums received	0	207	89	700	19,614
Unrealized depreciation on swap agreements	0	764	171	96	0
Other liabilities	0	0	114	56	0

	5,420	379,161	225,970	147,670	886,116

Net Assets	$464,141	$1,173,057	$2,455,342	$1,998,147	$8,750,052

Net Assets Consist of:

Paid in capital	$456,180	$1,106,430	$2,452,363	$1,992,278	$8,461,318
Undistributed net investment income	3,332	24,518	6,399	4,586	154,516
Accumulated undistributed net realized gain (loss)	973	13,269	(7,203)	416	80,846
Net unrealized appreciation (depreciation)	3,656	28,840	3,783	867	53,372

	$464,141	$1,173,057	$2,455,342	$1,998,147	$8,750,052

Shares Issued and Outstanding:	45,028	100,766	249,720	197,381	783,348
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$10.31	$11.64	$9.83	$10.12	$11.17

Cost of Investments Owned	$451,729	$1,350,356	$2,544,758	$1,977,118	$8,625,347

Cost of Foreign Currency Held	$0	$324	$0	$3,367	$0

See accompanying notes | 09.30.04 | Semi-Annual Report 21

Statements of Operations (Unaudited)

Amounts in thousands	Asset-Backed Securities Portfolio	Emerging Markets Local Currency Bond Portfolio	Emerging Markets Portfolio	High Yield Portfolio
	Six Months Ended September 30, 2004	Period from July 30, 2004 to September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004
Investment Income:

Interest, net of foreign taxes	$3,766	$47	$23,114	$6,084
Dividends	0	0	404	51
Miscellaneous income	15	0	3	0

Total Income	3,781	47	23,521	6,135

Expenses:

Investment advisory fees	21	1	100	16
Administration fees	31	3	502	25
Trustees’ fees	0	0	1	0
Interest expense	128	0	7	2
Miscellaneous expense	0	0	0	0
Total Expenses	180	4	610	43

Net Investment Income	3,601	43	22,911	6,092

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	120	0	4,905	578
Net realized gain (loss) on futures contracts, options and swaps	(707)	0	3,910	16
Net realized gain on foreign currency transactions	0	0	2,146	64
Net change in unrealized (depreciation) on investments	(1,033)	(3)	(20,088)	(972)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	4	0	1,148	294
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	458	(1,571)	(123)

Net Gain (Loss)	(1,616)	455	(9,550)	(143)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,985	$498	$13,361	$5,949

22 Semi-Annual Report | 09.30.04 | See accompanying notes

Amounts in thousands	International Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio
	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004
Investment Income:

Interest, net of foreign taxes	$27,177	$31,575	$74,575	$11,302
Dividends	0	527	0	0
Miscellaneous income	15	2	2	0

Total Income	27,192	32,104	74,577	11,302

Expenses:

Investment advisory fees	293	115	453	50
Administration fees	1,467	173	680	75
Trustees’ fees	3	1	4	0
Interest expense	5	0	64	2
Miscellaneous expense	0	0	0	0
Total Expenses	1,768	289	1,201	127

Net Investment Income	25,424	31,815	73,376	11,175

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	729	(679)	34,724	245
Net realized gain (loss) on futures contracts, options and swaps	46,352	(2,516)	5,304	(95)
Net realized gain on foreign currency transactions	3,000	0	0	0
Net change in unrealized (depreciation) on investments	(34,742)	(2,719)	(18,231)	(664)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(53,628)	270	(756)	0
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(56,917)	0	0	0

Net Gain (Loss)	(95,207)	(5,644)	21,041	(514)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(69,783)	$26,171	$94,417	$10,661

Amounts in thousands	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio
	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004	Six Months Ended September 30, 2004
Investment Income:

Interest, net of foreign taxes	$26,279	$28,575	$18,803	$84,300
Dividends	0	0	0	0
Miscellaneous income	0	0	3	45

Total Income	26,279	28,575	18,806	84,345

Expenses:

Investment advisory fees	98	335	223	848
Administration fees	147	503	336	1,271
Trustees’ fees	1	4	2	7
Interest expense	16	13	0	0
Miscellaneous expense	0	0	3	0
Total Expenses	262	855	564	2,126

Net Investment Income	26,017	27,720	18,242	82,219

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	13,162	(4,714)	(1,019)	(47,537)
Net realized gain (loss) on futures contracts, options and swaps	1,690	7,594	1,986	136,227
Net realized gain on foreign currency transactions	145	0	32	0
Net change in unrealized (depreciation) on investments	(52,395)	(4,646)	(633)	(21,559)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	638	(2,357)	(454)	(33,839)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(281)	0	(365)	0

Net Gain (Loss)	(37,041)	(4,123)	(453)	33,292

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,024)	$23,597	$17,789	$115,511

See accompanying notes | 09.30.04 | Semi-Annual Report 23

Statements of Changes in Net Assets

Amounts in thousands	Asset-Backed Securities Portfolio		Emerging Markets Local Currency Bond Portfolio	Emerging Markets Portfolio
	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Period from July 30, 2004 to September 30, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004
	(Unaudited)		(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,601	$7,298	$43	$22,911	$64,752
Net realized gain (loss)	(587)	1,351	0	10,961	165,585
Net change in unrealized appreciation (depreciation)	(1,029)	1,109	455	(20,511)	(14,120)

Net increase (decrease) resulting from operations	1,985	9,758	498	13,361	216,217

Distributions to Shareholders:
From net investment income	(3,370)	(8,420)	(19)	(30,926)	(81,716)
From net realized capital gains	0	(5,077)	0	0	(152,157)

Total Distributions	(3,370)	(13,497)	(19)	(30,926)	(233,873)

Portfolio Share Transactions:
Receipts for shares sold	8,473	70,801	37,799	44,211	415,317
Issued as reinvestment of distributions	3,241	13,277	19	29,888	228,098
Cost of shares redeemed	(12,827)	(77,852)	0	(325,322)	(693,126)
Net increase (decrease) resulting from Portfolio share transactions	(1,113)	6,226	37,818	(251,223)	(49,711)

Total Increase (Decrease) in Net Assets	(2,498)	2,487	38,297	(268,788)	(67,367)

Net Assets:
Beginning of period	211,206	208,719	0	1,269,208	1,336,575

End of period*	$208,708	$211,206	$38,297	$1,000,420	$1,269,208

* Including undistributed net investment income of:	$570	$339	$24	$16,539	$24,554

24 Semi-Annual Report | 09.30.04 | See accompanying notes

Amounts in thousands	High Yield Portfolio		International Portfolio		Investment Grade Corporate Portfolio
	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$6,092	$19,664	$25,424	$47,887	$31,815	$161,421
Net realized gain (loss)	658	24,753	50,081	1,451,017	(3,195)	265,269
Net change in unrealized appreciation (depreciation)	(801)	1,926	(145,287)	(1,272,912)	(2,449)	(22,754)

Net increase (decrease) resulting from operations	5,949	46,343	(69,782)	225,992	26,171	403,936

Distributions to Shareholders:
From net investment income	(7,052)	(22,176)	(101,389)	(226,079)	(29,965)	(183,385)
From net realized capital gains	0	0	0	(264,999)	0	(69,700)

Total Distributions	(7,052)	(22,176)	(101,389)	(491,078)	(29,965)	(253,085)

Portfolio Share Transactions:
Receipts for shares sold	15,600	126,449	3,174,415	3,366,979	131,572	657,765
Issued as reinvestment of distributions	6,954	21,822	97,750	483,061	29,018	248,299
Cost of shares redeemed	(37,586)	(395,893)	(2,019,780)	(1,936,773)	(344,183)	(3,962,301)
Net increase (decrease) resulting from Portfolio share transactions	(15,032)	(247,622)	1,252,385	1,913,267	(183,593)	(3,056,237)

Total Increase (Decrease) in Net Assets	(16,135)	(223,455)	1,081,214	1,648,181	(187,387)	(2,905,386)

Net Assets:
Beginning of period	177,339	400,794	3,168,509	1,520,328	1,306,285	4,211,671

End of period*	$161,204	$177,339	$4,249,723	$3,168,509	$1,118,898	$1,306,285

* Including undistributed net investment income of:	$6,082	$7,042	$70,635	$146,600	$34,651	$32,801

Amounts in thousands	Mortgage Portfolio		Municipal Sector Portfolio		Real Return Portfolio
	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$73,376	$188,377	$11,175	$12,886	$26,017	$35,725
Net realized gain (loss)	40,028	91,860	150	4,234	14,997	67,337
Net change in unrealized appreciation (depreciation)	(18,987)	(31,310)	(664)	2,112	(52,038)	57,238

Net increase (decrease) resulting from operations	94,417	248,927	10,661	19,232	(11,024)	160,300

Distributions to Shareholders:
From net investment income	(111,665)	(221,044)	(10,138)	(12,079)	(33,030)	(33,516)
From net realized capital gains	0	(111,339)	0	0	0	(53,300)

Total Distributions	(111,665)	(332,383)	(10,138)	(12,079)	(33,030)	(86,816)

Portfolio Share Transactions:
Receipts for shares sold	2,855,122	3,923,343	304,425	230,956	556,067	1,090,746
Issued as reinvestment of distributions	108,074	325,697	9,742	11,851	31,953	85,882
Cost of shares redeemed	(1,141,898)	(6,800,244)	(218,646)	(131,745)	(793,522)	(482,234)
Net increase (decrease) resulting from Portfolio share transactions	1,821,298	(2,551,204)	95,521	111,062	(205,502)	694,394

Total Increase (Decrease) in Net Assets	1,804,050	(2,634,660)	96,044	118,215	(249,556)	767,878

Net Assets:
Beginning of period	4,112,744	6,747,404	368,097	249,882	1,422,613	654,735

End of period*	$5,916,794	$4,112,744	$464,141	$368,097	$1,173,057	$1,422,613

* Including undistributed net investment income of:	$51,897	$90,186	$3,332	$2,295	$24,518	$31,531

See accompanying notes | 09.30.04 | Semi-Annual Report 25

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	Short-Term Portfolio		Short-Term Portfolio II		U.S. Government Sector Portfolio
	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$27,720	$53,978	$18,242	$11,052	$82,219	$116,398
Net realized gain	2,880	4,590	999	1,578	88,690	134,103
Net change in unrealized appreciation (depreciation)	(7,003)	5,202	(1,452)	2,297	(55,398)	89,614

Net increase resulting from operations	23,597	63,770	17,789	14,927	115,511	340,115

Distributions to Shareholders:

From net investment income	(30,246)	(54,522)	(16,811)	(9,370)	(81,423)	(114,236)
From net realized capital gains	0	(8,461)	0	(707)	0	(80)

Total Distributions	(30,246)	(62,983)	(16,811)	(10,077)	(81,423)	(114,316)

Portfolio Share Transactions:

Receipts for shares sold	320,005	5,927,587	221,900	2,977,074	4,451,201	9,470,890
Issued as reinvestment of distributions	29,593	62,447	16,350	9,870	78,470	111,267
Cost of shares redeemed	(2,114,083)	(4,196,802)	(655,053)	(597,924)	(3,039,858)	(7,020,009)
Net increase (decrease) resulting from Portfolio share transactions	(1,764,485)	1,793,232	(416,803)	2,389,020	1,489,813	2,562,148

Total Increase (Decrease) in Net Assets	(1,771,134)	1,794,019	(415,825)	2,393,870	1,523,901	2,787,947

Net Assets:

Beginning of period	4,226,476	2,432,457	2,413,972	20,102	7,226,151	4,438,204

End of period*	$2,455,342	$4,226,476	$1,998,147	$2,413,972	$8,750,052	$7,226,151

* Including undistributed net investment income of:	$6,399	$8,925	$4,586	$3,155	$154,516	$153,720

26 Semi-Annual Report | 09.30.04 | See accompanying notes

Schedule of Investments

Asset-Backed Securities Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.1%

Banking & Finance 1.1%

Preferred Term Securities XII
2.110% due 03/24/2034 (a)	$2,250	$2,237

Total Corporate Bonds & Notes (Cost $2,250)		2,237

U.S. GOVERNMENT AGENCIES 10.3%

Fannie Mae
1.960% due 06/25/2032 (a)	220	220
2.187% due 11/17/2030	451	454
2.212% due 09/17/2027 (a)	30	30
2.293% due 10/25/2021 (a)	83	84
2.343% due 01/15/2020-11/25/2021 (a)(c)	288	291
2.393% due 12/25/2021	542	547
2.443% due 03/25/2008 (a)	61	61
2.593% due 05/25/2022 (a)	174	177
2.743% due 08/25/2023 (a)	241	245
2.863% due 10/01/2040 (a)	748	756
3.000% due 12/25/2023	400	414
3.066% due 11/01/2040 (a)	402	409
3.360% due 03/01/2028 (a)	1	1
3.392% due 09/01/2030 (a)	133	138
3.425% due 12/01/2024 (a)	27	28
3.440% due 02/01/2026 (a)	34	35
3.451% due 03/01/2027 (a)	42	43
3.505% due 12/01/2025 (a)	16	17
3.520% due 04/01/2018 (a)	54	55
3.575% due 07/01/2027 (a)	17	18
3.654% due 10/01/2031 (a)	266	274
3.748% due 01/01/2028 (a)	85	88
3.847% due 02/01/2026 (a)	37	39
3.875% due 05/01/2015-01/01/2029 (c)	823	841
3.955% due 05/01/2036 (a)	380	389
3.973% due 03/01/2030 (a)	115	117
4.190% due 03/01/2027 (a)	88	92
4.194% due 10/01/2027 (a)	24	25
4.500% due 11/01/2018	91	91
5.105% due 12/01/2014	77	78
5.172% due 04/01/2033 (a)	39	40
5.690% due 12/01/2017	69	68
5.713% due 01/01/2015	69	68
5.750% due 07/01/2010	57	57
5.790% due 11/01/2019	82	81
5.850% due 06/16/2028	214	222
5.855% due 03/01/2019	47	48
5.905% due 08/01/2018	54	55
6.043% due 05/01/2031	54	56
6.090% due 12/01/2008	93	100
6.119% due 02/01/2018	51	51
6.500% due 02/01/2005-04/25/2013 (c)	123	126
6.770% due 01/18/2029	442	471
6.930% due 09/01/2021	921	1,006
7.000% due 10/01/2006	27	28
7.128% due 07/17/2017	136	141
7.361% due 01/01/2027 (a)	51	52
13.069% due 10/25/2008	236	256
Federal Housing Administration
7.430% due 03/01/2021 (a)	38	38
Freddie Mac
1.958% due 10/15/2032	240	241
1.980% due 04/25/2030 (a)	39	39
2.020% due 10/25/2029 (a)	9	9
2.050% due 12/15/2031 (a)	127	128
2.750% due 02/01/2017 (a)	20	20
2.912% due 05/15/2023 (a)	94	96
3.367% due 03/01/2028 (a)	40	41
3.433% due 02/01/2026 (a)	71	73
3.434% due 02/01/2022 (a)	38	39
3.447% due 11/01/2028 (a)	38	40
3.490% due 11/01/2023 (a)	20	21
3.500% due 12/15/2021	52	52
3.585% due 09/01/2023 (a)	45	46
3.830% due 08/01/2029 (a)	195	201
3.980% due 10/15/2022 (a)	126	127
4.010% due 08/01/2023 (a)	62	65
4.240% due 06/01/2028 (a)	53	54
4.310% due 09/25/2023	2,639	2,677
4.500% due 08/15/2017-09/15/2018 (c)	208	197
5.852% due 08/01/2031	756	775
6.500% due 05/01/2005-07/25/2043 (c)	167	172
Government National Mortgage Association
2.211% due 02/20/2029 (a)	16	16
2.875% due 11/20/2031	194	195
3.000% due 09/20/2029 (a)	79	79
3.250% due 02/20/2030	713	714
3.375% due 01/20/2023-05/20/2032 (c)	668	679
4.000% due 04/20/2016-04/20/2034 (c)	1,949	1,972
4.375% due 05/20/2016-04/20/2021 (a)(c)	202	204
4.500% due 09/20/2028 (a)	27	27
4.625% due 10/20/2026-12/20/2027 (a)(c)	232	236
4.750% due 09/20/2018 (a)	44	45
Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,308

Total U.S. Government Agencies (Cost $21,357)		21,609

MORTGAGE-BACKED SECURITIES 28.7%

ABN AMRO Mortgage Corp.
5.850% due 06/25/2032 (a)	183	185
Amortizing Residential Collateral Trust
2.120% due 01/01/2032 (a)	276	276
Asset Securitization Corp.
7.490% due 04/14/2029	97	105
7.378% due 08/13/2029 (a)	750	830
Bank of America Mortgage Securities, Inc.
5.606% due 10/20/2032 (a)	356	362
6.500% due 09/25/2033	337	342
Bear Stearns Adjustable Rate Mortgage Trust
3.730% due 11/25/2030 (a)	215	216
5.941% due 06/25/2032 (a)	8	8
2.120% due 02/25/2034 (a)	266	267
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 02/25/2006 (b)	106	5
Bear Stearns Mortgage Securities, Inc.
3.705% due 06/25/2030 (a)	2,402	2,456
Carey Commercial Mortgage Trust
5.970% due 08/20/2032 (f)	1,918	1,986
Cendant Mortgage Corp.
6.000% due 10/21/2033 (f)	1,470	1,496
Citicorp Mortgage Securities, Inc.
3.128% due 11/25/2018 (a)	103	103
6.500% due 04/25/2029	39	39
6.131% due 08/25/2032	53	53
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	23	23
2.015% due 02/25/2033 (a)	1,657	1,659
5.750% due 06/25/2033	1,074	1,090
Countrywide Home Loans, Inc.
5.703% due 03/19/2032 (a)	163	167
4.997% due 09/19/2032 (a)	199	201
4.639% due 02/19/2034	124	123
Credit-Based Asset Servicing & Securitization LLC
2.250% due 09/25/2029 (a)	203	203
2.470% due 06/25/2032 (a)	2,000	2,010
CS First Boston Mortgage Securities Corp.
3.260% due 12/15/2011 (a)	364	364
2.390% due 11/25/2031 (a)	58	58
2.320% due 01/25/2033 (a)	802	806
6.500% due 04/25/2033	776	790
DLJ Mortgage Acceptance Corp.
4.029% due 04/25/2024 (a)	162	162
Drexel Burnham Lambert CMO Trust
2.250% due 05/01/2016 (a)	519	520
Federal Agricultural Mortgage Corp.
7.542% due 01/25/2012	567	608
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	19	19
First Nationwide Trust
5.075% due 06/25/2019	79	79
First Republic Mortgage Loan Trust
2.160% due 06/25/2030 (a)	447	447
GMAC Commercial Mortgage Corp.
1.980% due 09/20/2005 (a)	2,000	2,003
GMAC Commercial Mortgage Securities, Inc.
6.411% due 05/15/2030	77	78
Granite Mortgages PLC
1.710% due 01/20/2019 (a)	397	393
Greenwich Capital Acceptance, Inc.
3.765% due 05/25/2024 (a)	166	166
2.687% due 06/25/2024 (a)	519	518
GS Mortgage Securities Corp.
1.910% due 11/15/2015 (a)	829	829
6.044% due 08/15/2018	844	907
GSR Mortgage Loan Trust
2.540% due 01/25/2032 (a)(f)	3,839	3,876
6.000% due 03/25/2032	23	23
Holmes Financing PLC
1.760% due 01/15/2007 (a)	2,500	2,504
Impac CMB Trust
6.000% due 01/25/2006 (b)	2,150	111
2.410% due 12/15/2030 (a)	213	213
2.260% due 12/25/2031 (a)	341	341
2.110% due 06/25/2032 (a)	128	128
2.150% due 01/25/2034 (a)(f)	2,598	2,602
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	699	722
Indymac Adjustable Rate Mortgage Trust
6.576% due 01/25/2032 (a)	281	282
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	141	146
LB Mortgage Trust
7.809% due 01/15/2009 (k)	380	403
8.403% due 01/20/2017 (a)(k)	694	771
Liberty Funding Ltd.
2.320% due 04/03/2030 (a)	117	117
LTC Commercial Mortgage Pass-Through Certificates
6.029% due 05/28/2030	1,341	1,355
Mellon Residential Funding Corp.
3.635% due 01/25/2029	89	91
Merit Securities Corp.
2.090% due 09/28/2025 (a)	453	454
MLCC Mortgage Investors, Inc.
2.210% due 03/25/2028 (a)	80	80
Morgan Stanley Dean Witter Capital I, Inc.
6.590% due 10/03/2030 (a)	42	42
Mortgage Capital Funding, Inc.
7.288% due 02/20/2027	445	459
Nationslink Funding Corp.
6.888% due 05/10/2007	2,750	2,927
Opryland Hotel Trust
2.311% due 04/01/2011 (a)	2,000	2,005
PNC Mortgage Securities Corp.
7.750% due 11/26/2029	2	2
Prudential Securities Secured Financing Corp.
3.524% due 05/25/2022 (a)	516	527
3.525% due 05/25/2022 (a)	155	158

See accompanying notes | 09.30.04 | Semi-Annual Report 27

Schedule of Investments (Cont.)

Asset-Backed Securities Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	$85	$86
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	21	22
RMF Commercial Mortgage Pass-Through Certificates
6.715% due 01/15/2019 (a)	1,261	1,278
Rural Housing Trust
8.330% due 04/01/2026	70	70
SACO I, Inc.
4.495% due 11/25/2033	2,702	2,701
Salomon Brothers Mortgage Securities VII, Inc.
3.563% due 03/25/2023 (a)	102	102
8.500% due 11/25/2024	849	919
4.139% due 09/25/2033	152	152
Sears Mortgage Securities
9.250% due 11/15/2010 (j)(k)	39	41
Securitized Asset Sales, Inc.
4.328% due 06/25/2023 (a)	202	202
Sequoia Mortgage Trust
3.455% due 08/20/2032 (a)	244	244
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (a)	1,000	1,114
Structured Asset Mortgage Investments, Inc.
6.519% due 06/25/2029 (a)	35	35
6.750% due 05/02/2030	683	684
Structured Asset Securities Corp.
2.140% due 10/25/2027 (a)	138	138
3.375% due 08/25/2031	67	62
6.500% due 10/25/2031	354	357
2.671% due 02/25/2032 (a)	92	93
5.720% due 06/25/2032	134	137
2.340% due 07/25/2032 (a)	150	150
7.000% due 11/25/2032	56	58
2.130% due 01/25/2033 (a)	98	98
2.890% due 01/25/2033 (a)	1,000	1,002
5.300% due 01/25/2033	179	180
Travelers Mortgage Services, Inc.
4.137% due 09/25/2018	119	119
Washington Mutual Mortgage Securities Corp.
4.816% due 10/25/2032 (a)	102	103
5.142% due 10/25/2032 (a)	129	131
5.410% due 02/25/2033 (a)	912	921
4.215% due 08/25/2033	125	121
3.180% due 09/25/2033	220	219
3.066% due 02/27/2034 (a)	48	48
3.963% due 07/25/2034	470	470
3.503% due 01/25/2041 (a)	200	201
2.584% due 11/25/2041 (a)	2,542	2,555
3.008% due 11/25/2041 (a)	112	112
2.340% due 07/25/2044 (a)	990	990
Wells Fargo Mortgage-Backed Securities Trust
4.715% due 02/25/2033	266	268
4.000% due 08/25/2034	410	404

Total Mortgage-Backed Securities (Cost $59,186)		59,878

ASSET-BACKED SECURITIES 81.0%

Aames Mortgage Trust
2.050% due 10/15/2029 (a)	14	14
ABFS Mortgage Loan Trust
7.000% due 03/15/2005 (b)	564	18
6.285% due 06/15/2033	2,000	2,082
Accredited Mortgage Loan Trust
2.160% due 02/25/2030 (a)	191	192
Advanta Mortgage Loan Trust
7.750% due 10/25/2026	144	150
AESOP Funding II LLC
1.850% due 06/20/2007 (a)	215	216
American Express Credit Account Master Trust
1.900% due 04/15/2008 (a)	71	71
1.940% due 11/15/2010 (a)	75	75
AmeriCredit Automobile Receivables Trust
4.410% due 11/12/2008	700	709
Ameriquest Mortgage Securities, Inc.
2.500% due 05/25/2004 (b)	1,060	0
2.000% due 06/25/2005 (a)	117	118
5.000% due 02/25/2006 (b)	89	4
5.000% due 06/25/2006 (b)	128	6
2.150% due 05/25/2032 (a)	15	15
2.460% due 08/25/2032 (a)	2,000	2,009
2.000% due 09/25/2034 (a)	560	560
Amortizing Residential Collateral Trust
2.110% due 06/25/2032 (a)	224	224
2.190% due 08/25/2032 (a)	166	166
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.218% due 03/25/2027 (a)	113	113
2.050% due 06/25/2027 (a)	76	76
2.210% due 06/25/2027 (a)	408	408
2.210% due 09/25/2027 (a)	1,171	1,172
2.170% due 06/25/2028 (a)	525	525
ARG Funding Corp.
2.050% due 03/20/2007 (a)	500	501
Asset-Backed Funding Certificates
4.500% due 03/25/2005 (b)	633	7
2.520% due 07/25/2033 (a)	2,743	2,758
Asset-Backed Securities Corp. Home Equity Loan Trust
2.020% due 06/15/2031 (a)	45	44
2.460% due 08/15/2032 (a)	2,000	2,006
6.500% due 08/15/2032 (b)	549	3
5.000% due 01/15/2033 (b)	548	18
Bayview Financial Acquisition Trust
2.790% due 06/01/2026 (a)	80	80
2.199% due 04/28/2045 (a)(f)(k)	2,823	2,809
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 08/25/2005 (b)	8,518	349
5.000% due 12/25/2005 (b)	7,425	422
5.000% due 03/25/2006 (b)	9,182	635
1.010% due 03/25/2007 (b)	10,000	1,150
2.440% due 10/25/2032 (a)	551	552
2.240% due 10/27/2032 (a)	260	261
2.130% due 10/25/2034 (a)	2,000	2,000
2.590% due 11/25/2042 (a)	1,070	1,077
Beneficial Mortgage Corp.
1.960% due 05/28/2037 (a)	161	160
Capital One Master Trust
4.600% due 08/17/2009	105	108
Carmax Auto Owner Trust
2.360% due 10/15/2007	75	75
CDC Mortgage Capital Trust
2.150% due 08/25/2032 (a)	243	243
2.540% due 08/25/2032 (a)	3,000	3,009
Centex Home Equity
4.469% due 02/25/2006 (b)	94	4
4.575% due 06/25/2006 (b)	52	2
1.890% due 04/25/2020 (a)(f)	2,000	2,000
7.720% due 05/25/2029	97	101
6.250% due 04/25/2031	244	251
2.320% due 06/25/2034 (a)	30	30
5.160% due 09/25/2034 (f)	2,000	1,997
Champion Home Equity Loan Trust
2.100% due 03/25/2029 (a)	48	48
Charming Shoppes Master Trust
1.855% due 05/15/2014 (a)	1,000	994
Chase Credit Card Master Trust
1.860% due 02/15/2007 (a)	71	71
2.120% due 10/15/2009 (a)	50	50
Chase Funding Mortgage Loan Asset-Backed Certificates
4.537% due 09/25/2032	15	15
2.110% due 04/25/2033 (a)	83	84
Chase Manhattan Auto Owner Trust
2.570% due 02/16/2010	50	49
CIT Group Home Equity Loan Trust
2.490% due 12/25/2031 (a)	1,500	1,508
CIT Rv Trust
6.160% due 06/15/2013	294	299
Citibank Credit Card Issuance Trust
7.450% due 09/15/2007	450	470
Citifinancial Mortgage Securities, Inc.
2.130% due 08/25/2033 (a)	362	363
CNH Equipment Trust
2.010% due 07/17/2006 (a)	18	18
Comed Transitional Funding Trust
5.440% due 03/25/2007	124	125
Community Program Loan Trust
4.500% due 04/01/2029	500	471
Conseco Finance Home Loan Trust
9.520% due 06/15/2024	2,137	2,143
Conseco Finance Securitizations Corp.
7.800% due 05/15/2020	87	89
8.410% due 12/15/2025 (f)	2,000	2,086
9.290% due 12/15/2029 (a)	751	756
7.200% due 03/15/2032	368	372
8.310% due 05/01/2032	2,211	1,905
6.770% due 09/01/2032	360	369
5.790% due 05/01/2033	3,000	3,086
ContiMortgage Home Equity Loan Trust
7.280% due 04/25/2014	553	569
2.240% due 06/15/2025 (a)	152	152
2.010% due 09/15/2028 (a)	63	63
Countrywide Asset-Backed Certificates
4.750% due 05/25/2005 (b)	184	5
4.440% due 05/25/2029	768	772
3.613% due 04/25/2030	80	80
2.110% due 09/25/2031 (a)	115	115
2.440% due 09/25/2031 (a)	2,000	2,002
2.440% due 04/25/2032 (a)	2,000	2,009
2.440% due 04/25/2032 (a)(f)	2,750	2,748
2.160% due 09/25/2033 (a)	993	995
2.140% due 11/25/2033 (a)	371	372
5.125% due 01/25/2035	3,000	2,999
Countrywide Home Equity Loan Trust
2.080% due 04/15/2025 (a)	111	111
Credit-Based Asset Servicing and Securitization
3.000% due 12/25/2005 (b)	274	6
4.500% due 12/25/2006	4,196	386
CS First Boston Mortgage Securities Corp.
2.590% due 04/25/2032 (a)	1,000	999
Daimler Chrysler Auto Trust
2.880% due 10/08/2009	781	781
Denver Arena Trust
6.940% due 11/15/2019	786	822
Discover Card Master Trust I
1.940% due 09/18/2007 (a)	71	71
Embarcadero Aircraft Securitization Trust
2.440% due 08/15/2025 (a)(d)	1,183	2
Equity One ABS, Inc.
8.015% due 01/25/2030	300	314
7.600% due 02/25/2032 (f)	2,421	2,524
7.770% due 02/25/2032	437	441
5.498% due 11/25/2032 (f)	1,374	1,379
First Alliance Mortgage Loan Trust
2.500% due 10/25/2024 (a)	80	80
1.810% due 09/20/2027 (a)	170	170
7.520% due 03/20/2031	112	113
First Franklin Mortgage Loan Asset-Backed Certificates
6.000% due 01/25/2005 (b)	509	10
6.000% due 12/25/2005 (b)	151	10
First International Bank
2.310% due 03/15/2027 (a)	479	333
First USA Credit Card Master Trust
1.961% due 09/19/2008 (a)	200	200
Fleet Home Equity Loan Trust
1.850% due 01/20/2033 (a)	887	887

28	Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
Green Tree Financial Corp.
6.240% due 11/01/2016	$7	$7
6.060% due 04/01/2018	83	83
5.760% due 11/01/2018	93	94
6.270% due 07/01/2021	710	728
6.860% due 03/15/2028	87	93
6.220% due 03/01/2030	164	168
6.530% due 04/01/2030	762	789
Green Tree Recreational, Equipment, & Consumables
6.715% due 02/01/2009	1,463	1,566
Greenpoint Home Equity Loan Trust
2.030% due 04/15/2029 (a)	493	492
GSAMP Trust
2.390% due 06/25/2034 (a)(f)	2,711	2,717
GSRPM Mortgage Loan Trust
2.220% due 09/25/2042 (a)(k)	1,085	1,085
HFC Home Equity Loan Asset-Backed Certificates
2.111% due 04/20/2032 (a)	159	160
Home Equity Asset Trust
2.140% due 11/25/2032 (a)	87	87
2.300% due 02/25/2033 (a)	844	848
2.250% due 03/25/2033 (a)	266	267
2.750% due 12/25/2034 (a)	1,000	999
Household Mortgage Loan Trust
1.900% due 05/20/2032 (a)	261	262
Hyundai Auto Receivables Trust
4.060% due 10/15/2010	3,000	3,030
IMC Home Equity Loan Trust
7.310% due 11/20/2028	172	172
Indymac Home Equity Loan Asset-Backed Trust
3.790% due 12/25/2031 (a)	1,500	1,374
3.190% due 07/25/2034 (a)	1,000	1,001
Irwin Home Equity Loan Trust
10.000% due 09/25/2005 (b)	1,097	99
7.960% due 04/25/2026 (f)	1,363	1,393
7.000% due 11/25/2028 (b)	8,731	664
2.740% due 02/25/2029 (a)	2,000	2,029
Keystone Owner Trust
7.930% due 05/25/2025	129	132
7.400% due 01/25/2029	582	587
Long Beach Mortgage Loan Trust
2.190% due 03/25/2032 (a)	23	23
2.160% due 06/25/2032 (a)	48	48
2.290% due 11/25/2032 (a)	109	109
2.160% due 06/25/2033 (a)	100	100
2.160% due 07/25/2033 (a)(f)	2,753	2,756
1.970% due 02/25/2034 (a)	364	364
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	3,296	3,549
MBNA Master Credit Card Trust USA
2.135% due 07/15/2007 (a)	85	85
Mellon Bank Home Equity Loan Trust
2.051% due 03/20/2027 (a)	219	219
Mellon Residential Funding Corp.
6.615% due 02/25/2021 (f)	2,090	2,146
Merrill Lynch Mortgage Investors, Inc.
5.220% due 12/25/2022	7	6
2.840% due 09/25/2032 (a)	1,500	1,518
2.160% due 05/25/2033 (a)	12	12
Mid-State Trust
6.005% due 08/15/2037	1,952	1,998
Morgan Stanley Dean Witter Capital I, Inc.
3.490% due 01/25/2032 (a)	2,000	2,031
2.170% due 07/25/2032 (a)	241	242
2.140% due 08/25/2032 (a)	60	60
2.140% due 09/25/2032 (a)	72	72
Mortgage Lenders Network Home Equity Loan Trust
6.605% due 07/25/2029	117	121
National City Auto Receivables Trust
2.110% due 07/15/2008	50	50
NationsCredit Grantor Trust
6.750% due 08/15/2013	30	31
New Century Home Equity Loan Trust
2.120% due 07/25/2030 (a)	158	159
2.700% due 06/20/2031 (a)	4,506	4,523
1.950% due 09/20/2031 (a)	167	168
Nextcard Credit Card Master Note Trust
3.410% due 12/15/2006 (a)	700	415
Novastar Home Equity Loan
2.230% due 05/25/2033 (a)	76	76
NPF XII, Inc.
5.950% due 03/01/2004 (a)(d)(k)	2,000	0
Oakwood Mortgage Investors, Inc.
2.140% due 03/15/2018 (a)	956	870
Ocwen Mortgage Loan Asset-Backed Certificates
2.520% due 03/25/2031 (a)	954	956
Onyx Acceptance Grantor Trust
4.070% due 04/15/2009	735	746
Option One Mortgage Loan Trust
2.120% due 05/25/2029 (a)	167	167
2.410% due 08/20/2030 (a)	53	53
2.090% due 12/25/2030 (a)	136	136
2.185% due 08/25/2031 (a)	24	24
2.110% due 06/25/2032 (a)	32	32
2.190% due 10/12/2032 (a)	2,000	2,005
Option One Woodbridge Loan Trust
5.000% due 10/25/2004 (b)	340	0
Origen Manufactured Housing
6.440% due 03/15/2032	1,081	1,100
7.650% due 03/15/2032	2,000	1,923
5.700% due 01/15/2035 (f)	2,000	1,977
Porter Square CDO
2.275% due 08/15/2038 (a)	1,500	1,506
Provident Bank Home Equity Loan Trust
7.180% due 04/25/2013	39	39
Providian Gateway Master Trust
3.550% due 09/17/2007	3,000	2,993
1.990% due 03/15/2011 (a)(f)	1,500	1,500
Providian Master Trust
7.490% due 08/17/2009	3,500	3,551
Quest Trust
2.400% due 06/25/2034 (a)(f)	3,082	3,084
3.320% due 07/20/2034 (a)	500	500
Renaissance Home Equity Loan Trust
0.100% due 03/25/2006 (b)	5,610	59
2.640% due 08/25/2032 (a)	2,000	2,013
2.040% due 03/25/2033 (a)	769	770
2.460% due 03/25/2033 (a)	219	220
Residential Asset Mortgage Products, Inc.
8.360% due 06/25/2030	508	523
2.200% due 04/25/2033 (a)	73	73
2.090% due 02/25/2034 (a)	138	138
5.942% due 04/25/2034 (f)	2,000	2,063
5.707% due 09/29/2034	3,000	2,996
Residential Asset Securities Corp.
5.000% due 12/25/2004 (b)	105	1
4.500% due 03/25/2005 (b)	107	2
6.320% due 04/25/2030	41	42
6.415% due 07/25/2030	96	98
7.505% due 10/25/2030	297	306
2.070% due 09/25/2031 (a)	265	266
2.390% due 09/25/2031 (a)	1,000	1,002
7.175% due 12/25/2031	439	456
7.140% due 04/25/2032	2,000	2,086
2.160% due 05/25/2032 (a)	70	70
2.130% due 06/25/2033 (a)	421	422
Residential Funding Mortgage Securities II, Inc.
10.000% due 12/25/2004 (b)	280	3
11.000% due 12/25/2005 (b)	100	10
8.350% due 03/25/2025	473	489
2.130% due 01/25/2033 (a)	147	147
SACO I, Inc.
2.310% due 11/01/2034	1,606	1,606
2.540% due 11/01/2034	3,000	3,000
Salomon Brothers Mortgage Securities VII, Inc.
2.080% due 03/25/2028 (a)	755	756
2.990% due 04/25/2029 (a)	2,000	2,011
Saxon Asset Securities Trust
5.250% due 05/25/2005 (b)	369	9
2.090% due 03/25/2032 (a)	98	98
2.140% due 06/25/2033 (a)	108	108
SLM Student Loan Trust
2.270% due 01/25/2010 (a)	50	50
Specialty Underwriting & Residential Finance
0.650% due 06/25/2034 (b)	883	3
Structured Asset Investment Loan Trust
6.000% due 03/25/2005 (b)	2,127	60
1.960% due 05/25/2033 (a)	39	39
Structured Asset Securities Corp.
3.375% due 08/25/2031	117	115
2.490% due 05/25/2034 (a)(f)	1,747	1,760
Structured Settlements Fund
7.250% due 12/20/2008 (k)	594	626
Terwin Mortgage Trust
19.500% due 06/25/2033 (b)	1,263	235
2.420% due 09/25/2033 (a)	271	271
Truman Capital Mortgage Loan Trust
2.320% due 11/25/2031 (a)	122	122
2.990% due 11/25/2032 (a)	1,161	1,161
UCFC Home Equity Loan
6.870% due 07/15/2029	155	158
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 (d)	1,000	697
Union Acceptance Corp.
4.590% due 07/08/2008	350	354
USAA Auto Owner Trust
2.060% due 04/15/2008	50	50
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	335
7.900% due 02/07/2026 (f)	1,200	1,318
WFS Financial Owner Trust
1.900% due 08/20/2007 (a)	76	76
WMC Mortgage Loan Pass-Through Certificates
2.361% due 03/20/2023 (a)	236	236
World Financial Network Credit Card Master Trust
2.600% due 06/15/2009	2,000	2,028
1.875% due 07/15/2010 (a)	3,000	2,999

Total Asset-Backed Securities (Cost $172,311)		168,971

SHORT-TERM INSTRUMENTS 1.1%

Repurchase Agreement 0.4%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $886. Repurchase proceeds are $865.)	865	865

U.S. Treasury Bills 0.7%

1.616% due 12/02/2004-12/16/2004 (c)(e)(g)	1,560	1,554

Total Short-Term Instruments (Cost $ 2,420)		2,419

Total Investments 122.2% (Cost $ 257,524)		$255,114

Written Options (i) (0.3%) (Premiums $566)		(662)

Other Assets and Liabilities (Net) (21.9%)		(45,744)

Net Assets 100.0%		$208,708

See accompanying notes | 09.30.04 | Semi-Annual Report 29

Schedule of Investments (Cont.)

Asset-Backed Securities Portfolio

September 30, 2004 (Unaudited)

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Interest only security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Security is in default.
(e)	Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(f)	The average amount of borrowings outstanding during the period ended September 30, 2004 was $18,763 at a weighted average interest rate of 1.06%. On September 30, 2004, securities valued at $46,216 were pledged as collateral for reverse repurchase agreements. The Portfolio is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Portfolio’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Portfolio will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.
(g)	Securities with an aggregate market value of $309 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Long Futures	03/2005	53	$(57)
Eurodollar June Long Futures	06/2005	53	(33)
Eurodollar September Long Futures	09/2005	53	(14)
Eurodollar December Long Futures	12/2005	53	(3)

			$(107)

(h)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month LIBOR	Pay	5.000%	12/15/2014	$14,200	$944
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	4.000%	12/15/2009	10,700	431
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2007	41,000	929

						$2,304

(i)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.000	%**	01/07/2005	$10,700	$238	$478
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	01/07/2005	10,700	239	0
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	3,000	89	184

						$566	$662

*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(j)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
Sears Mortgage Securities	03/13/2002	$39	$41	0.02%

(k)	The aggregate value of fair valued securities is $5,735, which is 2.75% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

30 Semi-Annual Report | 09.30.04 | See accompanying notes

Schedule of Investments

Emerging Markets Local Currency Bond Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 98.8%

Certificates of Deposit 5.0%

Citibank New York N.A.
1.805% due 12/10/2004	$400	$400
1.880% due 12/22/2004	300	300
1.920% due 12/29/2004	400	400
Dexia Bank New York N.A.
1.780% due 12/10/2004	400	400
Wells Fargo Bank N.A.
1.620% due 10/06/2004	300	300
1.650% due 10/07/2004	100	100

		1,900

Commercial Paper 93.4%

ABN AMRO North America
1.925% due 01/24/2005	1,000	994
1.945% due 01/31/2005	100	99
Anz (Delaware), Inc.
1.635% due 11/18/2004	200	199
1.845% due 12/17/2004	900	896
Bank of Ireland
1.960% due 01/27/2005	1,000	993
Barclays U.S. Funding Corp.
1.770% due 10/21/2004	700	699
1.800% due 12/08/2004	200	199
CBA (de) Finance
1.650% due 11/19/2004	200	199
1.850% due 12/15/2004	500	498
1.850% due 12/20/2004	400	398
Danske Corp.
1.630% due 10/25/2004	100	100
1.645% due 11/19/2004	200	199
1.655% due 11/22/2004	100	100
1.845% due 12/21/2004	700	697
Den Norske Bank ASA
1.650% due 11/19/2004	200	199
1.810% due 12/20/2004	200	199
1.850% due 12/27/2004	700	697
Dexia Delaware LLC
1.830% due 12/20/2004	400	398
1.855% due 12/23/2004	300	299
European Investment Bank
1.785% due 12/13/2004	400	398
Fannie Mae
1.557% due 11/10/2004	100	100
1.578% due 11/17/2004	100	100
1.579% due 11/17/2004	100	100
1.594% due 12/01/2004	200	199
1.596% due 11/03/2004	200	200
1.605% due 11/10/2004	300	299
1.625% due 11/17/2004	100	100
1.660% due 11/24/2004	400	399
1.687% due 12/01/2004	800	797
1.690% due 11/08/2004	200	200
1.731% due 12/08/2004	400	399
1.739% due 12/08/2004	200	199
1.760% due 12/08/2004	400	399
1.780% due 12/15/2004	300	299
Federal Home Loan Bank
1.439% due 10/08/2004	100	100
1.595% due 11/12/2004	100	100
1.650% due 10/07/2004	2,800	2,799
1.650% due 12/08/2004	200	199
1.655% due 11/26/2004	100	100
1.740% due 10/20/2004	2,000	1,998
1.749% due 12/10/2004	400	398
Fortis Funding LLC
1.930% due 01/25/2005	1,000	994
Freddie Mac
1.777% due 12/14/2004	300	299
1.820% due 12/21/2004	1,000	996
1.930% due 01/24/2005	1,000	994
General Electric Capital Corp.
1.720% due 12/02/2004	400	399
1.800% due 10/01/2004	700	700
HBOS Treasury Services PLC
1.575% due 11/09/2004	100	100
1.610% due 11/10/2004	200	200
1.725% due 12/01/2004	100	100
1.850% due 12/20/2004	700	697
ING U.S. Funding LLC
1.590% due 11/08/2004	200	200
1.635% due 11/15/2004	100	100
1.720% due 12/01/2004	100	100
1.840% due 12/21/2004	400	398
KFW International Finance, Inc.
1.940% due 01/18/2005	1,000	994
National Australia Funding, Inc.
1.590% due 10/19/2004	200	200
1.620% due 10/01/2004	200	200
Nordea North America, Inc.
1.720% due 11/30/2004	400	399
1.865% due 12/21/2004	700	697
Rabobank USA Financial Corp.
1.950% due 01/26/2005	1,000	994
1.960% due 01/28/2005	100	99
Royal Bank of Scotland PLC
1.570% due 10/12/2004	200	200
1.595% due 10/18/2004	100	100
1.780% due 12/10/2004	100	100
1.810% due 12/22/2004	400	398
1.835% due 12/20/2004	400	398
Spintab AB
1.580% due 10/12/2004	200	200
1.740% due 12/02/2004	200	199
1.960% due 01/26/2005	700	695
Stadshypoket Delaware, Inc.
1.820% due 12/14/2004	400	398
1.850% due 12/20/2004	700	697
Svenska Handelsbanken, Inc.
1.610% due 11/10/2004	200	200
1.650% due 11/22/2004	100	100
1.730% due 12/02/2004	100	100
1.870% due 12/27/2004	700	697
TotalFinaElf Capital S.A.
1.880% due 10/01/2004	1,000	1,000
UBS Finance, Inc.
1.575% due 11/09/2004	200	200
1.630% due 11/16/2004	100	100
1.700% due 11/30/2004	100	100
1.835% due 12/22/2004	400	398
1.850% due 12/21/2004	300	299
UniCredit Delaware
1.620% due 11/10/2004	200	200
1.640% due 11/16/2004	100	100
Westpac Capital Corp.
1.650% due 12/06/2004	300	299
Westpac Trust Securities NZ Ltd.
1.930% due 01/21/2005	800	795

		35,777

Repurchase Agreement 0.4%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 6.000% due 12/15/2005 valued at $170. Repurchase proceeds are $163.)	163	163

Total Short-Term Instruments (Cost $37,843)		37,840

Total Investments 98.8% (Cost $37,843)		$37,840

Other Assets and Liabilities (Net) 1.2%		457

Net Assets 100.0%		$38,297

Notes to Schedule of Investments

(amounts in thousands):

(a)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	16,394	02/2005	$157	$0	$157
Sell		6,068	02/2005	0	(26)	(26)
Buy	CK	45,124	02/2005	34	0	34
Buy	CO	999,400	02/2005	0	(6)	(6)
Buy	CP	1,168,529	02/2005	35	0	35
Buy	CY	6,090	02/2005	0	(1)	(1)
Buy	H$	30,467	02/2005	0	0	0
Sell		24,685	02/2005	0	(1)	(1)
Buy	KW	2,179,067	02/2005	10	(3)	7
Buy	MP	45,200	02/2005	35	0	35
Sell		2,420	02/2005	0	(1)	(1)
Buy	PN	3,142	02/2005	10	0	10
Buy	PZ	2,166	11/2004	7	0	7
Buy		2,172	12/2004	7	0	7
Buy		10,723	02/2005	55	0	55
Buy	RP	79,365	02/2005	13	(6)	7
Buy	RR	385	12/2004	0	0	0
Buy		115,546	02/2005	24	0	24
Buy	S$	7,841	02/2005	45	0	45
Sell		641	02/2005	2	0	2
Buy	SR	12,976	02/2005	30	(5)	25
Buy	SV	62,408	02/2005	48	0	48
Buy	T$	63,329	02/2005	0	(6)	(6)
Buy	TB	31,694	02/2005	1	0	1

				$513	$(55)	$458

See accompanying notes | 09.30.04 | Semi-Annual Report 31

Schedule of Investments

Emerging Markets Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 22.5%

Republic of Brazil
2.000% due 04/15/2006 (a)		$71,779	$71,706
2.062% due 04/15/2009 (a)		7,172	7,042
2.062% due 04/15/2012 (a)		15,612	14,561
2.062% due 04/15/2024 (a)		370	328
2.187% due 04/15/2009 (a)		10,663	10,470
2.187% due 04/15/2012 (a)		1,496	1,396
6.000% due 04/15/2024 (a)		1,043	942
8.000% due 04/15/2014		50,740	50,502
8.250% due 01/20/2034		7,850	7,018
8.875% due 04/15/2024		6,010	5,788
9.250% due 10/22/2010		5,085	5,479
10.000% due 08/07/2011		7,100	7,870
10.125% due 05/15/2027		7,594	8,088
10.250% due 06/17/2013		2,000	2,223
10.500% due 07/14/2014		600	670
11.000% due 01/11/2012		1,795	2,069
11.000% due 08/17/2040		15,187	17,044
11.500% due 03/12/2008		7,064	8,177
12.250% due 03/06/2030		10	12
12.750% due 01/15/2020		150	191
14.500% due 10/15/2009		2,830	3,665

Total Brazil (Cost $214,687)			225,241

BULGARIA 0.5%

Republic of Bulgaria
1.937% due 07/28/2012 (a)		$1,075	1,074
2.000% due 07/28/2012 (a)		3,532	3,527

Total Bulgaria (Cost $ 4,485)			4,601

CAYMAN ISLANDS 0.2%

Korea Asset Funding Ltd.
3.200% due 02/10/2009 (a)(g)		$371	370
Petrobras International Finance Co.
7.750% due 09/15/2014		650	648
9.125% due 02/01/2007		1,075	1,182

Total Cayman Islands (Cost $2,123)			2,200

CHILE 1.0%

Republic of Chile
5.500% due 01/15/2013		$3,680	3,844
5.625% due 07/23/2007		425	449
7.125% due 01/11/2012		4,596	5,279

Total Chile (Cost $9,351)			9,572

CHINA 0.4%

Export-Import Bank of China
5.250% due 07/29/2014		$4,100	4,127

Total China (Cost $4,056)			4,127

CROATIA (f) 1.7%

Republic of Croatia
2.000% due 07/31/2010 (a)		$9,775	9,777
4.562% due 07/31/2006 (a)		4,949	4,949
7.000% due 03/28/2005	EC	2,000	2,540

Total Croatia (Cost $16,490)			17,266

GUATEMALA 1.2%

Republic of Guatemala
9.250% due 08/01/2013		$10,917	12,284

Total Guatemala (Cost $11,009)			12,284

HONG KONG 0.1%

Hong Kong Government International Bond
5.125% due 08/01/2014		$1,100	1,135

Total Hong Kong (Cost $1,092)			1,135

LUXEMBOURG 0.1%

Gaz Capital S.A.
8.625% due 04/28/2034		$1,000	1,067

Total Luxembourg (Cost $996)			1,067

MALAYSIA 3.6%

Petroliam Nasional Bhd.
7.750% due 08/15/2015		$8,722	10,559
Petronas Capital Ltd.
7.000% due 05/22/2012		2,260	2,584
7.875% due 05/22/2022		1,490	1,789
Republic of Malaysia
7.500% due 07/15/2011		18,279	21,451

Total Malaysia (Cost $34,930)			36,383

MEXICO 9.6%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		$3,280	3,312
Pemex Project Funding Master Trust
7.375% due 12/15/2014		2,861	3,126
7.875% due 02/01/2009		550	615
8.000% due 11/15/2011		6,700	7,596
8.625% due 02/01/2022		1,177	1,341
9.125% due 10/13/2010		420	501
Petroleos Mexicanos
9.250% due 03/30/2018		1,855	2,263
9.500% due 09/15/2027		6,565	8,026
United Mexican States
1.992% due 03/25/2005 (a)(g)		1,250	1,254
6.375% due 01/16/2013		1,250	1,319
6.750% due 09/27/2034		2,000	1,926
7.500% due 01/14/2012		11,519	13,011
8.000% due 09/24/2022		1,615	1,825
8.125% due 12/30/2019		14,056	16,164
8.300% due 08/15/2031		17,437	19,878
8.375% due 01/14/2011		5,220	6,133
8.625% due 03/12/2008		1,715	1,968
9.875% due 02/01/2010		370	457
10.375% due 02/17/2009		128	158
11.375% due 09/15/2016		310	457
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		68,302	1,383
0.000% due 06/30/2006 (a)		68,250	1,689
0.000% due 06/30/2007 (a)		88,675	1,929

Total Mexico (Cost $87,780)			96,331

MOROCCO 0.1%

Kingdom of Morocco
2.562% due 01/01/2009 (a)		$912	897

Total Morocco (Cost $868)			897

PANAMA 5.8%

Republic of Panama
8.250% due 04/22/2008		$150	166
8.875% due 09/30/2027		2,966	3,129
9.375% due 07/23/2012		4,571	5,200
9.375% due 01/16/2023		37,405	40,958
9.375% due 04/01/2029		5,008	5,634
9.625% due 02/08/2011		425	490
10.750% due 05/15/2020		1,665	2,006

Total Panama (Cost $55,174)			57,583

PERU 6.8%

Republic of Peru
4.500% due 03/07/2017 (a)		$3,481	3,117
5.000% due 03/07/2017 (a)		6,189	5,745
9.125% due 01/15/2008		7,797	8,838
9.125% due 02/21/2012		44,351	49,895
9.875% due 02/06/2015		175	202

Total Peru (Cost $63,282)			67,797

RUSSIA 16.3%

Gazprom International S.A.
9.625% due 03/01/2013		$650	725
Russian Federation
5.000% due 03/31/2030 (a)		136,426	131,584
8.250% due 03/31/2010 (a)		500	545
8.750% due 07/24/2005		28,653	29,911

Total Russia (Cost $162,192)			162,765

SOUTH AFRICA (f) 6.7%

Republic of South Africa
5.250% due 05/16/2013	EC	34,352	43,256
6.500% due 06/02/2014		$8,710	9,302
7.375% due 04/25/2012		3,220	3,639
8.375% due 10/17/2006		1,000	1,101
8.500% due 06/23/2017		5,631	6,898
9.125% due 05/19/2009		2,035	2,417

Total South Africa (Cost $60,391)			66,613

SOUTH KOREA 0.1%

Korea Development Bank
4.750% due 07/20/2009		$1,190	1,217

Total South Korea (Cost $1,186)			1,217

TUNISIA (f) 6.7%

Banque Centrale De Tunisie
4.750% due 04/07/2011	EC	450	566
7.375% due 04/25/2012		$39,779	45,398
7.500% due 09/19/2007		6,922	7,640
7.500% due 08/06/2009	EC	6,169	8,723
8.250% due 09/19/2027		$4,200	4,882

Total Tunisia (Cost $62,295)			67,209

32 Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
UKRAINE 3.1%

Republic of Ukraine
5.355% due 08/05/2009 (a)	$9,900	$10,048
6.875% due 03/04/2011	7,220	7,131
7.650% due 06/11/2013	9,138	9,171
11.000% due 03/15/2007	4,352	4,760

Total Ukraine (Cost $31,342)		31,110

UNITED STATES 0.5%

Pemex Project Funding Master Trust
2.920% due 10/15/2009 (a)	$4,580	4,739

Total United States (Cost $4,700)		4,739

VENEZUELA 0.0%

Republic of Venezuela
0.000% due 04/15/2020	$5	0

Total Venezuela (Cost $0)		0

SHORT-TERM INSTRUMENTS 45.3%

Certificates of Deposit 2.9%

Citibank New York N.A.
1.650% due 11/19/2004	$19,300	19,300
1.670% due 11/23/2004	100	100
1.750% due 12/07/2004	300	300
1.880% due 12/22/2004	200	200
1.920% due 12/29/2004	9,000	9,000
Wells Fargo Bank N.A.
1.620% due 10/06/2004	300	300

		29,200

Commercial Paper 42.2%

Bank of Ireland
1.785% due 12/08/2004	18,000	17,936
1.785% due 12/09/2004	2,200	2,192
1.840% due 12/17/2004	9,700	9,661
Barclays U.S. Funding Corp.
1.855% due 12/16/2004	4,900	4,880
1.855% due 12/21/2004	16,300	16,230
CDC Commercial Corp.
1.670% due 11/23/2004	600	598
1.670% due 12/10/2004	1,700	1,694
Danske Corp.
1.580% due 10/29/2004	6,100	6,092
1.645% due 11/22/2004	800	798
1.685% due 11/29/2004	100	100
1.785% due 12/16/2004	400	398
Fannie Mae
1.431% due 10/06/2004	9,500	9,498
1.483% due 10/20/2004	2,800	2,798
1.488% due 10/20/2004	8,400	8,393
1.537% due 10/20/2004	13,900	13,889
1.559% due 10/27/2004	19,900	19,877
1.180% due 11/01/2004	300	300
1.596% due 11/03/2004	9,600	9,586
1.578% due 11/17/2004	100	100
1.660% due 11/24/2004	1,800	1,795
1.731% due 12/08/2004	13,200	13,153
1.760% due 12/08/2004	1,200	1,196
1.780% due 12/15/2004	12,400	12,351
Federal Home Loan Bank
1.595% due 11/12/2004	9,600	9,582
Freddie Mac
1.470% due 10/12/2004	42,100	42,081
1.520% due 10/13/2004	7,000	6,996
1.540% due 10/18/2004	5,900	5,896
1.560% due 10/20/2004	9,400	9,392
1.580% due 11/02/2004	9,500	9,487
1.540% due 11/08/2004	9,400	9,385
1.545% due 11/12/2004	8,400	8,385
General Electric Capital Corp.
1.610% due 11/16/2004	3,000	2,994
1.800% due 12/14/2004	26,600	26,496
HBOS Treasury Services PLC
1.635% due 11/09/2004	23,800	23,758
1.715% due 11/30/2004	2,300	2,293
1.750% due 12/14/2004	3,500	3,486
1.850% due 12/20/2004	500	498
Rabobank USA Financial Corp.
1.860% due 10/01/2004	16,400	16,400
Royal Bank of Scotland PLC
1.630% due 10/25/2004	4,600	4,595
1.780% due 12/10/2004	2,500	2,491
1.835% due 12/20/2004	22,800	22,704
Stadshypoket Delaware, Inc.
1.850% due 12/20/2004	22,400	22,305
UBS Finance, Inc.
1.630% due 11/16/2004	900	898
1.665% due 11/23/2004	2,600	2,594
1.690% due 11/29/2004	25,800	25,728
1.700% due 11/30/2004	300	299
1.785% due 12/14/2004	100	100
1.850% due 12/21/2004	100	100
1.835% due 12/22/2004	300	299
Westpac Trust Securities NZ Ltd. London
1.660% due 11/22/2004	700	698
1.865% due 12/23/2004	8,600	8,562

		422,017

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $514. Repurchase proceeds are $500.)	500	500

U.S. Treasury Bills 0.1%

1.589% due 12/02/2004-12/16/2004 (b)(c)	1,380	1,376

Total Short-Term Instruments (Cost $453,122)		453,093

Total Investments 132.3% (Cost $ 1,281,551)		$1,323,230

Written Options (d) (0.0%) (Premiums $586)		(60)

Other Assets and Liabilities (Net) (32.3%)		(322,750)

Net Assets 100.0%		$1,000,420

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $1,376 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note Long Futures	12/2004	33	$35

(d)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	166	$74	$54
Put - CBOT U.S. Treasury Note December Futures	103.000	11/26/2004	382	512	6

				$586	$60

See accompanying notes | 09.30.04 | Semi-Annual Report	33

Schedule of Investments (Cont.)

Emerging Markets Portfolio

September 30, 2004 (Unaudited)

(e)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$597	$2
Bear Stearns & Co., Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	2.250%	06/20/2005	12,500	139
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	4,000	16
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,500	12
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.800%	11/15/2013	9,500	23
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	30,000	4,652
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	6,000	537
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/18/2004	7,500	0
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	3,000	12
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	3,500	14
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and	Sell	1.060%	03/06/2005	3,000	5
	7.500% thereafter, due 03/31/2030
Goldman Sachs & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	27.750%	11/04/2007	3,650	2,521
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	5,300	350
J.P. Morgan Chase & Co.	United Mexican States 9.750% due 04/06/2005	Sell	2.840%	01/04/2013	18,000	1,659
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	10,700	(334)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	11/20/2004	15,900	7
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,500	22
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and	Sell	1.080%	01/06/2005	2,750	3
	7.500% thereafter, due 03/31/2030
Merrill Lynch & Co., Inc.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.500%	01/16/2005	5,000	242
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	3,400	12
Merrill Lynch & Co., Inc.	Republic of Kazakhstan 11.125% due 05/11/2007	Sell	0.700%	03/11/2005	1,300	(1)
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.740%	11/18/2013	10,000	(17)
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	(43)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.950%	12/09/2004	1,750	1
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	3,000	10
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,790	5
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	3,000	28
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.100%	06/20/2005	500	2
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,100	43

						$9,922

34 Semi-Annual Report | 09.30.04 | See accompanying notes

(f)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	2,673	10/2004	$78	$0	$78
Buy		3,270	11/2004	61	0	61
Buy		2,550	12/2004	23	0	23
Buy	CP	745,533	11/2004	57	0	57
Buy		515,117	12/2004	6	0	6
Buy	CY	23,884	10/2004	0	0	0
Sell	EC	42,636	10/2004	0	(1,236)	(1,236)
Buy	H$	8,169	10/2004	0	(2)	(2)
Buy		7,777	11/2004	0	(1)	(1)
Buy		6,608	12/2004	0	0	0
Sell		1,328	10/2004	0	0	0
Sell	KW	9,569,504	11/2004	37	0	37
Buy		1,161,000	10/2004	12	0	12
Buy		11,973,195	11/2004	234	0	234
Buy		1,003,000	12/2004	0	(4)	(4)
Buy	MP	11,093	11/2004	3	0	3
Buy		9,529	12/2004	6	0	6
Buy		2,074	12/2004	2	0	2
Buy	PN	3,480	11/2004	16	0	16
Buy		2,957	12/2004	4	0	4
Buy	PZ	3,384	11/2004	12	0	12
Buy		3,394	12/2004	11	0	11
Buy	RP	57,656	12/2004	0	(11)	(11)
Buy	RR	28,460	10/2004	6	0	6
Buy		28,510	11/2004	10	0	10
Buy		25,905	12/2004	1	0	1
Buy	S$	1,761	10/2004	20	0	20
Buy		1,691	11/2004	16	0	16
Buy		1,449	12/2004	3	0	3
Buy	SV	159,668	11/2004	86	0	86
Buy		28,416	12/2004	7	0	7
Buy	T$	33,119	11/2004	2	0	2
Buy		28,229	12/2004	0	(3)	(3)

				$713	$(1,257)	$(544)

(g)	The aggregate value of fair valued securities is $1,624, which is 0.16% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | Semi-Annual Report 35

Schedule of Investments

High Yield Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 87.0%

Banking & Finance 10.1%

Arvin Capital I
9.500% due 02/01/2027	$560	$582
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	1,000	1,085
Bluewater Finance Ltd.
10.250% due 02/15/2012	900	981
Bombardier Capital, Inc.
7.090% due 03/30/2007 (d)	1,000	1,002
Borden US Finance Corp.
9.000% due 07/15/2014	100	105
Forest City Enterprises, Inc.
7.625% due 06/01/2015	575	607
JET Equipment Trust
7.630% due 08/15/2012 (b)	403	253
10.000% due 06/15/2012 (b)	600	399
JSG Funding PLC
9.625% due 10/01/2012	800	908
Kraton Polymers LLC
8.125% due 01/15/2014	500	492
Mizuho Preferred Capital Co.
9.870% due 12/31/2049	1,195	1,404
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,125	1,907
Refco Finance Holdings LLC
9.000% due 08/01/2012	350	375
Riggs Capital Trust II
8.875% due 03/15/2027	1,000	1,105
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,065	1,145
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	150	156
Targeted Return Index Securities Trust
8.010% due 08/01/2015 (a)	1,235	1,331
UGS Corp.
10.000% due 06/01/2012	515	564
Universal City Development Partners
11.750% due 04/01/2010	579	678
Ventas Capital Corp.
8.750% due 05/01/2009	1,025	1,148

		16,227

Industrials 60.9%

Abitibi-Consolidated, Inc.
5.250% due 06/20/2008	100	97
6.000% due 06/20/2013	1,025	948
6.950% due 12/15/2006	500	519
8.850% due 08/01/2030	400	398
Aearo Co.
8.250% due 04/15/2012	475	487
AES Ironwood LLC
8.857% due 11/30/2025	168	189
Ahold Finance USA, Inc.
8.250% due 07/15/2010	400	453
Alderwoods Group, Inc.
7.750% due 09/15/2012	175	186
Allied Waste North America, Inc.
7.875% due 04/15/2013	600	636
9.250% due 09/01/2012	1,300	1,453
American Media Operations, Inc.
10.250% due 05/01/2009	950	1,005
American Tower Escrow Corp.
0.000% due 08/01/2008	700	525
AmeriGas Partners LP
8.830% due 04/19/2010	1,163	1,320
ArvinMeritor, Inc.
6.625% due 06/15/2007	675	707
8.750% due 03/01/2012	160	178
Boise Cascade Corp.
7.000% due 11/01/2013	400	467
Boyd Gaming Corp.
7.750% due 12/15/2012	400	431
Cablevision Systems Corp.
8.000% due 04/15/2012	150	157
Canwest Media, Inc.
10.625% due 05/15/2011	550	628
CCO Holdings LLC
8.750% due 11/15/2013	1,135	1,119
Chesapeake Energy Corp.
7.500% due 06/15/2014	960	1,054
8.125% due 04/01/2011	129	141
Commonwealth Brands, Inc.
9.750% due 04/15/2008	835	873
Community Health Systems, Inc.
10.000% due 03/13/2007 (j)	1,500	1,683
Continental Airlines, Inc.
7.056% due 09/15/2009	1,100	1,089
Crown Castle International Corp.
10.750% due 08/01/2011	690	771
Crown European Holdings S.A.
9.500% due 03/01/2011	890	997
10.875% due 03/01/2013	190	222
CSC Holdings, Inc.
6.750% due 04/15/2012	1,000	1,007
7.250% due 07/15/2008	250	261
7.625% due 04/01/2011	525	556
8.125% due 07/15/2009	350	374
8.125% due 08/15/2009	500	534
Delhaize America, Inc.
8.125% due 04/15/2011	750	860
Delta Air Lines, Inc.
7.379% due 05/18/2010	150	139
Dex Media West LLC
8.500% due 08/15/2010 (j)	575	655
9.875% due 08/15/2013	650	767
DirecTV Holdings LLC
8.375% due 03/15/2013	840	960
Dresser, Inc.
9.375% due 04/15/2011	585	646
Dura Operating Corp.
8.625% due 04/15/2012	600	597
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	700	710
7.670% due 11/08/2016	600	574
El Paso CGP Co.
7.625% due 09/01/2008	400	405
7.750% due 10/15/2035	450	389
El Paso Corp.
7.375% due 12/15/2012	750	727
7.875% due 06/15/2012	2,000	1,995
Encore Acquisition Co.
6.250% due 04/15/2014	440	442
Equistar Chemicals LP
8.750% due 02/15/2009	650	704
10.125% due 09/01/2008	75	85
10.625% due 05/01/2011	315	361
Evergreen Resources, Inc.
5.875% due 03/15/2012	415	430
Exco Resources, Inc.
7.250% due 01/15/2011	715	761
Ferrellgas Partners LP
6.990% due 08/01/2005 (d)	1,000	1,021
8.750% due 06/15/2012	300	331
Fimep S.A.
10.500% due 02/15/2013	170	200
Foundation PA Coal Co.
7.250% due 08/01/2014	75	80
Freescale Semiconductor, Inc.
4.380% due 07/15/2009 (a)	175	180
7.125% due 07/15/2014	100	104
Fresenius Medical Care
7.875% due 06/15/2011	1,300	1,449
Georgia-Pacific Corp.
8.000% due 01/15/2024	1,000	1,142
8.875% due 05/15/2031	1,200	1,461
Grief Brothers Corp.
8.875% due 08/01/2012	835	935
Hanover Equipment Trust
8.500% due 09/01/2008	1,200	1,296
HCA, Inc.
6.250% due 02/15/2013	25	26
6.750% due 07/15/2013	1,550	1,651
7.190% due 11/15/2015	300	325
Hilton Hotels Corp.
7.625% due 12/01/2012	650	759
HMH Properties, Inc.
7.875% due 08/01/2008	125	129
Hollinger Participation Trust
12.125% due 11/15/2010 (c)	764	861
Horizon Lines LLC
9.000% due 11/01/2012	130	138
Host Marriott LP
7.125% due 11/01/2013	775	818
9.250% due 10/01/2007	275	309
Ingles Markets, Inc.
8.875% due 12/01/2011	625	677
Insight Midwest LP
10.500% due 11/01/2010	1,085	1,193
Invensys PLC
9.875% due 03/15/2011	415	427
ISP Chemco, Inc.
10.250% due 07/01/2011	800	896
ISP Holdings, Inc.
10.625% due 12/15/2009	250	276
Jefferson Smurfit Corp.
7.500% due 06/01/2013	300	318
Johnsondiversey, Inc.
9.625% due 05/15/2012	500	562
K&F Industries, Inc.
9.625% due 12/15/2010	415	464
K2, Inc.
7.375% due 07/01/2014	75	80
Kappa Beheer BV
10.625% due 07/15/2009	1,000	1,060
La Quinta Properties, Inc.
7.000% due 08/15/2012	200	212
Legrand S.A.
8.500% due 02/15/2025	170	195
Lyondell Chemical, Co.
9.875% due 05/01/2007	180	191
Mail Well I Corp.
9.625% due 03/15/2012	725	801
Mandalay Resort Group
7.625% due 07/15/2013	1,500	1,597
MCI, Inc.
5.908% due 05/01/2007	300	298
6.688% due 05/01/2009	1,208	1,167
Mediacom Broadband LLC
11.000% due 07/15/2013	790	845
Merisant Co.
9.500% due 07/15/2013	125	119
MGM Mirage, Inc.
8.375% due 02/01/2011	835	926
Midwest Generation LLC
8.560% due 01/02/2016	1,700	1,815
Nalco Co.
7.750% due 11/15/2011	725	772
Newpark Resources, Inc.
8.625% due 12/15/2007	855	876
North American Energy Partners, Inc.
8.750% due 12/01/2011	675	662
Northwest Airlines, Inc.
6.810% due 02/01/2020	276	245
Owens-Brockway Glass Container, Inc.
8.250% due 05/15/2013	275	294
8.750% due 11/15/2012	1,025	1,143

36 Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)		Value (000s)
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009		$298	$345
Park Place Entertainment Corp.
7.000% due 04/15/2013		1,010	1,129
7.875% due 03/15/2010		719	816
8.875% due 09/15/2008		28	32
Peabody Energy Corp.
6.875% due 03/15/2013		1,450	1,573
Plains Exploration & Production Co.
7.125% due 06/15/2014		1,075	1,158
Premcor Refining Group, Inc.
6.750% due 05/01/2014		650	676
Primedia, Inc.
6.565% due 05/15/2010 (a)		100	101
8.000% due 05/15/2013		950	908
8.875% due 05/15/2011		100	101
Quebecor Media, Inc.
11.125% due 07/15/2011		585	679
Qwest Communications International, Inc.
7.250% due 02/15/2011		785	748
7.500% due 02/15/2014		425	392
Qwest Corp.
9.125% due 03/15/2012		1,300	1,437
Roundy’s, Inc.
8.875% due 06/15/2012		1,175	1,272
Royal Caribbean Cruises Ltd.
6.875% due 12/01/2013		525	562
Safety-Kleen Corp.
9.250% due 06/01/2008 (b)		6,016	15
9.250% due 05/15/2009 (b)		2,958	163
Seneca Gaming Corp.
7.250% due 05/01/2012		355	368
Sinclair Broadcast Group, Inc.
8.000% due 03/15/2012		225	235
8.750% due 12/15/2011		400	436
Six Flags, Inc.
9.750% due 04/15/2013		535	508
SPX Corp.
6.250% due 06/15/2011		500	490
9.400% due 06/14/2005 (j)		1,000	1,018
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		750	852
Station Casinos, Inc.
6.000% due 04/01/2012		920	948
6.500% due 02/01/2014		125	128
Stone Container Finance
7.375% due 07/15/2014		775	816
Tenet Healthcare Corp.
6.375% due 12/01/2011		850	767
6.500% due 06/01/2012		750	675
7.375% due 02/01/2013		400	378
9.875% due 07/01/2014		250	263
Tenneco Automotive, Inc.
10.250% due 07/15/2013		690	790
Time Warner Telecom, Inc.
9.750% due 07/15/2008		500	498
10.125% due 02/01/2011		375	362
Toys “R” Us, Inc.
7.625% due 08/01/2011		400	402
7.875% due 04/15/2013		250	251
Triad Hospitals, Inc.
7.000% due 05/15/2012		125	131
7.000% due 11/15/2013		375	383
Trinity Industries, Inc.
6.500% due 03/15/2014		585	579
TRW Automotive, Inc.
9.375% due 02/15/2013		635	729
United Airlines, Inc.
7.186% due 04/01/2011 (b)		589	495
7.730% due 07/01/2010 (b)		700	569
7.783% due 01/01/2014		212	174
US Airways Group, Inc.
9.625% due 09/01/2024		15	0
Vintage Petroleum, Inc.
7.875% due 05/15/2011		250	269
8.250% due 05/01/2012		640	715
Westlake Chemical Corp.
8.750% due 07/15/2011		406	458
Williams Cos., Inc.
7.625% due 07/15/2019		1,200	1,320
7.750% due 06/15/2031		600	612
8.750% due 03/15/2032		2,595	2,913
Young Broadcasting, Inc.
8.500% due 12/15/2008		1,050	1,121
10.000% due 03/01/2011		340	352

			98,110

Utilities 16.0%

AES Corp.
8.540% due 11/30/2019		972	1,079
8.750% due 05/15/2013		1,475	1,670
8.875% due 02/15/2011		750	838
American Cellular
10.000% due 08/01/2011		1,075	876
AT&T Corp.
8.050% due 11/15/2011		1,025	1,152
Centerpoint Energy, Inc.
7.250% due 09/01/2010		415	459
Cincinnati Bell, Inc.
7.250% due 07/15/2013		750	726
8.375% due 01/15/2014		415	381
CMS Energy Corp.
7.500% due 01/15/2009		425	447
8.500% due 04/15/2011		1,350	1,478
8.900% due 07/15/2008		600	657
DPL, Inc.
6.875% due 09/01/2011		400	426
El Paso Energy Partners
8.500% due 06/01/2011		268	303
Homer City Funding LLC
8.734% due 10/01/2026		400	450
IPALCO Enterprises, Inc.
8.625% due 11/14/2011		835	948
Midwest Generation LLC
8.750% due 05/01/2034		625	684
MSW Energy Holdings LLC
7.375% due 09/01/2010		415	438
Nextel Communications, Inc.
5.950% due 03/15/2014		1,125	1,108
6.875% due 10/31/2013		560	585
7.375% due 08/01/2015		700	756
9.500% due 02/01/2011		32	37
Northwestern Bell Telephone
6.250% due 01/01/2007		710	714
NRG Energy, Inc.
8.000% due 12/15/2013		1,200	1,292
PSEG Energy Holdings, Inc.
8.500% due 06/15/2011		1,320	1,495
8.625% due 02/15/2008		200	222
10.000% due 10/01/2009		200	238
Reliant Resources, Inc.
9.250% due 07/15/2010		325	351
9.500% due 07/15/2013		675	737
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014		410	379
Rural Cellular Corp.
8.250% due 03/15/2012		415	424
SESI LLC
8.875% due 05/15/2011		800	878
South Point Energy Corp.
8.400% due 05/30/2012		612	530
TECO Energy, Inc.
7.500% due 06/15/2010		700	760
Triton PCS, Inc.
8.500% due 06/01/2013		335	306
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (d)(j)		1,851	2,015

			25,839

Total Corporate Bonds & Notes (Cost $133,533)			140,176

MORTGAGE-BACKED SECURITIES 0.4%

RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		1,210	604

Total Mortgage-Backed Securities (Cost $793)			604

ASSET-BACKED SECURITIES 2.5%

Bombardier Recreational Products, Inc.
4.460% due 12/17/2010		697	709
4.460% due 12/18/2010 (j)		299	304
Edison Mission Energy
7.000% due 11/19/2006 (a)		1,000	1,005
7.000% due 11/19/2006		1,000	1,005
Qwest Corp.
6.500% due 06/30/2007 (a)		1,000	1,037

Total Asset-Backed Securities (Cost $4,048)			4,060

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 2.5%

El Paso Corp.
5.750% due 03/14/2006	EC	1,900	2,360
Lighthouse International Co. S.A.
8.000% due 04/30/2014		815	994
Telenet Communications NV
9.000% due 12/15/2013		500	661

Total Foreign Currency-Denominated Issues (Cost $3,215)			4,015

COMMON STOCKS 0.1%
	Shares

Industrials 0.1%

Dobson Communications Corp.		62,536	83

Total Common Stocks (Cost $412)			83

CONVERTIBLE PREFERRED STOCK 0.0%

Dobson Communications Corp.
6.000% due 08/19/2016		1,600	72

Total Convertible Preferred Stock (Cost $267)			72

CONVERTIBLE BONDS & NOTES 0.5%
	Principal Amount (000s)
Dimon, Inc.
6.250% due 03/31/2007		$950	889

Total Convertible Bonds & Notes (Cost $873)			889

See accompanying notes | 09.30.04 | Semi-Annual Report 37

Schedule of Investments (Cont.)

High Yield Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 4.9%

Commercial Paper 4.2%

ABN AMRO North America
1.945% due 01/31/2005	$400	$397
ASB Bank Ltd.
1.725% due 12/03/2004	3,300	3,289
Barclays U.S. Funding Corp.
1.750% due 11/15/2004	600	599
Danske Corp.
1.630% due 10/25/2004	200	200
1.725% due 12/03/2004	300	299
General Electric Capital Corp.
1.610% due 11/16/2004	300	299
HBOS Treasury Services PLC
1.715% due 11/29/2004	400	399
UBS Finance, Inc.
1.690% due 11/29/2004	600	598
1.940% due 01/25/2005	700	696

		6,776

Repurchase Agreement 0.2%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $342. Repurchase proceeds are $331.)	331	331

U.S. Treasury Bills 0.5%

1.633% due 12/16/2004 (e)(g)	825	822

Total Short-Term Instruments (Cost $7,930)		7,929

Total Investments 97.9% (Cost $151,071)		$157,828

Written Options (f) (0.4%) (Premiums $1,100)		(636)

Other Assets and Liabilities (Net) 2.5%		4,012

Net Assets 100.0%		$161,204

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Payment in-kind bond security.
(d)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	8/11/2003	$1,007	$1,002	0.62%
Ferrellgas Partners LP	4/30/2002	992	1,021	0.63
Wilmington Trust Co. - Tucson Electric	12/8/2000	1,974	2,015	1.25

		$3,973	$4,038	2.50%

(e)	Securities with an aggregate market value of $75 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar September Long Futures	09/2005	36	$(5)

(f)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	4.000	%**	10/07/2004	$10,000	$154	$0
Put - OTC 10-Year Interest Rate Swap	Bear Stearns & Co., Inc.	6.500	%*	10/07/2004	10,000	295	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	3,800	90	170
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	31,800	429	0
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	5.500	%**	01/07/2005	6,400	132	466

						$1,100	$636

*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(g)	Securities with an aggregate market value of $747 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(h)	Swap agreements outstanding at September 30, 2004:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	CenterPoint Energy Resources Corp. 7.250% due 09/01/2010	Sell	1.190%	09/20/2009	$1,000	$1
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	5
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	1,000	0

						$6

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EC	3,198	10/2004	$0	$(93)	$(93)

(j)	The aggregate value of fair valued securities is $5,675, which is 3.52% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

38 Semi-Annual Report | 09.30.04 | See accompanying notes

Schedule of Investments

International Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.2%

Crusade Global Trust
2.041% due 05/15/2021 (a)		$3,344	$3,345
Medallion Trust
1.820% due 07/12/2031 (a)		3,068	3,050
Superannuation Members Home Loans Global Fund
2.135% due 06/15/2026 (a)		187	187

Total Australia (Cost $6,674)			6,582

CAYMAN ISLANDS (g) 0.3%

AIG SunAmerica Institutional Funding II
1.200% due 01/26/2005	JY	868,000	7,917
Redwood Capital Ltd.
3.900% due 01/01/2006 (a)		$3,700	3,731
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)	JY	76,481	696

Total Cayman Islands (Cost $12,627)			12,344

CROATIA (g) 0.1%

Republic of Croatia
7.000% due 03/28/2005	EC	1,840	2,337
2.812% due 07/31/2006 (a)		$275	275
2.812% due 07/31/2010 (a)		1,636	1,637

Total Croatia (Cost $3,664)			4,249

DENMARK (g) 0.0%

BG Bank
3.315% due 11/24/2007 (a)	EC	700	871

Total Denmark (Cost $656)			871

FRANCE (g) 5.5%

Axa S.A.
3.750% due 01/01/2017	EC	1,357	2,181
Republic of France
5.250% due 04/25/2008		106,000	141,510
3.000% due 07/12/2008		24,000	29,768
4.000% due 04/25/2014		50,000	62,154

Total France (Cost $228,810)			235,613

GERMANY (g) 2.6%

Republic of Germany
5.000% due 02/17/2006	EC	3,800	4,887
6.000% due 01/04/2007		9,900	13,192
4.500% due 07/04/2009		36,900	48,370
5.000% due 07/04/2012		12,000	16,107
4.500% due 01/04/2013		2,400	3,120
5.625% due 01/04/2028		2,650	3,757
6.250% due 01/04/2030		14,900	22,916

Total Germany (Cost $106,546)			112,349

IRELAND (g) 0.1%

Fennica PLC
2.392% due 05/20/2054 (a)	EC	2,300	2,868

Total Ireland (Cost $1,964)			2,868

ITALY (g) 3.6%

Findomestic Securitization Vehicle SRL
2.416% due 12/20/2008 (a)	EC	12,050	15,025
First Italian Auto Transaction
2.403% due 07/01/2008 (a)		2,999	3,719
Republic of Italy
5.000% due 05/01/2008		100,000	132,266

Total Italy (Cost $142,756)			151,010

MEXICO 0.0%

United Mexican States
8.300% due 08/15/2031		$900	1,026

Total Mexico (Cost $835)			1,026

NEW ZEALAND (g) 0.2%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	9,417	8,074

Total New Zealand (Cost $4,841)			8,074

SPAIN (g) 0.2%

Hipotebansa Mortgage Securitization Fund
2.258% due 01/18/2018 (a)	EC	2,016	2,494
2.268% due 07/18/2022 (a)(h)		6,183	7,628

Total Spain (Cost $7,326)			10,122

SUPRANATIONAL (g) 0.1%

European Investment Bank
5.500% due 12/07/2009	BP	2,300	4,251

Total Supranational (Cost $3,311)			4,251

TUNISIA (g) 0.1%

Banque Centrale De Tunisie
7.500% due 08/06/2009	EC	1,800	2,545
7.375% due 04/25/2012		$500	571

Total Tunisia (Cost $2,327)			3,116

UNITED KINGDOM (g) 1.2%

Bauhaus Securities Ltd.
2.438% due 10/30/2052 (a)	EC	11,262	14,020
Haus Ltd.
2.374% due 12/14/2037 (a)		9,545	11,876
2.375% due 12/14/2037 (a)		6,986	8,709
Holmes Funding PLC
2.384% due 11/15/2004		2,500	3,118
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		5,250	7,778
Ocwen Mortgage Loan Trust
2.628% due 12/15/2031 (a)		849	1,056
Originated Mortgage Loans PLC
5.298% due
04/15/2032 (a)(h)	BP	457	825
RMAC PLC
5.350% due 09/12/2041		174	314
United Kingdom Gilt
8.500% due 12/07/2005		2,600	4,925

Total United Kingdom (Cost $ 37,649)			52,621

UNITED STATES (g) 1.1%

Asset-Backed Securities 0.0%

Advanta Mortgage Loan Trust
1.990% due 11/25/2029 (a)		$64	$64
Amortizing Residential Collateral Trust
2.100% due 09/25/2030 (a)		5	5
Argent Securities, Inc.
2.090% due 03/25/2034 (a)		1,459	1,460
Conseco Finance Securitizations Corp.
2.130% due 10/15/2031 (a)		52	52
MLCC Mortgage Investors, Inc.
2.140% due 03/15/2025 (a)		55	55
Providian Home Equity Loan Trust
2.130% due 06/25/2025 (a)		22	22

			1,658

Corporate Bonds & Notes 0.3%

Citigroup, Inc.
0.247% due 12/09/2004	JY	100,000	$910
Ford Motor Credit Co.
2.036% due 06/30/2005 (a)		$2,800	2,803
3.535% due 10/25/2004 (a)		900	901
Kroger Co.
5.500% due 02/01/2013		100	104
Procter & Gamble Co.
1.500% due 12/07/2005	JY	1,000,000	9,227

			13,945

Mortgage-Backed Securities 0.1%

Bear Stearns Adjustable Rate Mortgage Trust
5.955% due 06/25/2032 (a)		$37	37
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		776	790
Washington Mutual Mortgage Securities Corp.
2.788% due 12/25/2040 (a)		358	358
3.503% due 01/25/2041 (a)		1,054	1,062

			2,247

U.S. Government Agencies 0.7%

Fannie Mae
6.000% due 12/01/2033		23	24
6.500% due 05/01/2028-07/01/2031 (c)		1,408	1,479
7.000% due 01/01/2005-09/25/2023 (c)		216	229
8.800% due 01/25/2019		345	379
Freddie Mac
6.500% due 07/15/2028		6,467	6,765
Government National Mortgage Association
3.375% due 03/20/2022-06/20/2030 (a)(c)		9,863	10,030
4.625% due 11/20/2022-11/20/2024 (a)(c)		2,134	2,177
4.750% due 08/20/2022-09/20/2026 (a)(c)		1,556	1,578
7.500% due 09/15/2025-12/15/2030 (c)		3,901	4,166
8.500% due 07/15/2008-07/15/2030 (c)		123	134

			26,961

Total United States (Cost $44,462)			44,811

PURCHASED PUT OPTIONS 0.0%

	# of Contracts

Republic of Germany (OTC)
6.000% due 11/23/2004
Strike @ 105.500 Exp. 12/31/2004		6,200	0

Total Purchased Put Options (Cost $76)			0

See accompanying notes | 09.30.04 | Semi-Annual Report 39

Schedule of Investments (Cont.)

International Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS (g) 85.3%

Certificates of Deposit 6.7%

Bank of America N.A.
1.640% due 11/10/2004	$17,100	$17,100
Citibank New York N.A.
1.560% due 10/25/2004	31,300	31,300
1.710% due 11/29/2004	30,000	30,000
1.805% due 12/10/2004	2,700	2,700
1.880% due 12/22/2004	3,300	3,300
1.920% due 12/29/2004	57,200	57,200
Dexia Bank New York
1.780% due 12/10/2004	64,000	64,000
Wells Fargo Bank N.A.
1.610% due 10/05/2004	200	200
1.650% due 10/07/2004	60,000	60,000
1.700% due 10/18/2004	2,400	2,400
1.780% due 11/12/2004	18,100	18,100

		286,300

Commercial Paper 67.3%

Danske Corp.
1.685% due 11/29/2004	60,000	59,834
1.785% due 12/16/2004	21,800	21,713
1.845% due 12/20/2004	27,000	26,886
1.850% due 12/27/2004	1,000	995
1.940% due 01/31/2005	15,600	15,495
Fannie Mae
1.431% due 10/06/2004	20,700	20,696
1.446% due 10/06/2004	135,300	135,268
1.730% due 10/08/2004	322,000	321,892
1.483% due 10/20/2004	20,700	20,683
1.488% due 10/20/2004	41,600	41,567
1.489% due 10/20/2004	20,800	20,783
1.537% due 10/20/2004	20,800	20,783
1.559% due 10/27/2004	23,300	23,273
1.180% due 11/01/2004	50,400	50,331
1.690% due 11/08/2004	21,700	21,661
1.578% due 11/17/2004	21,900	21,854
1.579% due 11/17/2004	21,900	21,853
1.470% due 11/22/2004	9,800	9,778
1.594% due 12/01/2004	21,800	21,731
1.687% due 12/01/2004	1,200	1,196
1.725% due 12/08/2004	33,500	33,381
1.731% due 12/08/2004	26,500	26,406
1.739% due 12/08/2004	21,700	21,623
1.760% due 12/08/2004	43,300	43,146
Federal Home Loan Bank
1.551% due 10/01/2004	834,800	834,800
1.650% due 10/07/2004	153,300	153,258
1.439% due 10/08/2004	20,900	20,894
Freddie Mac
1.450% due 10/05/2004	45,200	45,193
1.470% due 10/12/2004	23,900	23,889
1.520% due 10/13/2004	31,500	31,484
1.530% due 10/15/2004	17,000	16,990
1.500% due 10/19/2004	20,900	20,884
1.545% due 10/25/2004	14,500	14,485
1.541% due 10/26/2004	20,700	20,678
1.540% due 11/08/2004	22,600	22,563
1.532% due 11/12/2004	20,800	20,762
1.537% due 11/12/2004	3,700	3,693
1.545% due 11/12/2004	45,300	45,218
1.570% due 11/15/2004	20,700	20,659
1.579% due 11/22/2004	20,700	20,653
1.575% due 11/24/2004	20,900	20,851
1.930% due 01/24/2005	57,800	57,436
Rabobank USA Financial Corp.
1.860% due 10/01/2004	114,700	114,700
Republic of France
1.000% due 04/20/2005	21,800	26,787
Royal Bank of Scotland PLC
1.600% due 10/29/2004	16,400	16,380
1.630% due 11/03/2004	27,500	27,459
1.690% due 11/29/2004	21,600	21,540
1.780% due 12/10/2004	14,000	13,949
TotalFinaElf Capital S.A.
1.880% due 10/01/2004	114,700	114,700
UBS Finance, Inc.
1.570% due 10/25/2004	2,300	2,298
1.575% due 11/09/2004	51,100	51,013
1.630% due 11/16/2004	6,200	6,187
1.690% due 11/29/2004	3,100	3,091
1.700% due 11/30/2004	200	199
1.850% due 12/21/2004	7,200	7,169
1.835% due 12/22/2004	39,700	39,528
1.940% due 01/25/2005	16,400	16,296

		2,858,514

Repurchase Agreement 5.4%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $4,410 and Freddie Mac 2.875% due 09/15/2005 valued at $229,520. Repurchase proceeds are $229,332.)	229,323	229,323

U.S. Treasury Bills 2.3%

1.633% due 12/02/2004-12/16/2004 (c)(d)(e)	97,285	96,910

French Treasury Bill 0.7%
0.000% due 01/20/2005	EC 25,000	30,902

Spanish Treasury Bill 2.9%
0.000% due 02/18/2005	100,000	123,385

Total Short-Term Instruments (Cost $ 3,622,734)		3,625,334

Total Investments 100.6% (Cost $ 4,227,258)		$4,275,241
Other Assets and Liabilities (Net) (0.6%)		(25,518)

Net Assets 100.0%		$4,249,723

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $49,830 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $44,890 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eruo-Bund Purchased Put Options Strike @ 104.500	12/2004	400	$0
Euro-Bobl 5-Year Note Long Futures	12/2004	4,035	2,490
Euro-Bund 10-Year Note Long Futures	12/2004	9,589	5,741
Euroswissfranc December Short Futures	12/2013	542	(377)
Government of Japan 10-Year Note Long Futures	12/2004	537	8,177
U.S. Treasury 10-Year Note Long Futures	12/2004	304	86

			$16,117

40 Semi-Annual Report | 09.30.04 | See accompanying notes

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	4.000%	03/17/2005	BP	166,800	$(630)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		227,100	(5,166)
Goldman Sachs & Co.	6-month BP-LIBOR	Pay	5.250%	03/15/2006		11,300	197
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		498,900	(4,696)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	4.000%	03/17/2005		26,640	(79)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		19,500	55
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		75,675	(1,887)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		25,000	(316)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		200,000	1,333
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.500%	06/15/2006		28,770	(163)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.500%	03/15/2016		148,800	(3,384)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/20/2018		33,500	121
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.500%	06/15/2006		10,490	(39)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.500%	03/15/2016		99,600	(801)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		4,700	(91)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015	EC	155,000	(725)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		555,000	1,024
Citibank N.A.	6-month EC-LIBOR	Receive	4.250%	06/17/2012		421,600	(10,741)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,400	98
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	5.500%	03/15/2016		469,300	7,844
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		699,000	4,946
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.500%	06/17/2015		1,238,000	(3,529)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.500%	03/15/2016		75,000	3,860
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032		96,150	3,318
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		360,700	9,168
Lehman Brothers, Inc.	6-month EC-LIBOR	Receive	5.500%	12/15/2031		8,500	(1,097)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		95,000	549
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	5.600%	03/15/2016		453,110	9,179
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		375,000	5,317
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		28,800	1,087
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.753%	02/08/2006	H$	922,000	(4,455)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.753%	02/08/2006		196,000	(1,297)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	2.000%	02/15/2006		1,220,000	(777)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006		1,020,100	(6,804)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		165,000	(1,399)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	9,520,000	(2,257)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		30,000,000	(7,905)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	03/20/2012		18,980,000	(5,012)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		11,325,000	(2,667)
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	518,600	1,209
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		526,800	1,364
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		512,100	1,198
Bank of America	3-month LIBOR	Receive	3.000%	12/17/2006		$5,000	0
Goldman Sachs & Co.	3-month LIBOR	Pay	5.670%	02/08/2006		10,400	(321)
Goldman Sachs & Co.	3-month LIBOR	Pay	5.670%	02/08/2006		25,200	1,204
Goldman Sachs & Co.	3-month LIBOR	Pay	6.790%	02/15/2006		11,600	(716)
Goldman Sachs & Co.	3-month LIBOR	Pay	5.710%	07/11/2006		21,200	1,287
UBS Warburg LLC	3-month LIBOR	Receive	5.000%	12/15/2014		750,000	2,597

							$(9,999)

(g)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	18,332	10/2004	$647	$0	$647
Sell		846	10/2004	0	(16)	(16)
Buy	C$	211,134	10/2004	4,848	0	4,848
Buy	EC	1,635	10/2004	40	0	40
Sell		520,962	10/2004	0	(15,123)	(15,123)
Buy	H$	85,156	10/2004	0	0	0
Sell		12,678	10/2004	0	0	0
Buy		50,103	12/2004	0	(1)	(1)
Buy	JY	111,854,147	10/2004	4,418	0	4,418
Sell	N$	14,591	10/2004	0	(261)	(261)
Sell	SF	4,022	12/2004	0	(57)	(57)

				$9,953	$(15,458)	$(5,505)

(h)	The aggregate value of fair valued securities is $8,453, which is 0.20% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | Semi-Annual Report 41

Schedule of Investments

Investment Grade Corporate Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 94.1%

Banking & Finance 35.2%

AFLAC, Inc.
6.500% due 04/15/2009	$1,000	$1,103
Archstone-Smith Trust
7.900% due 02/15/2016	75	89
Atlas Reinsurance II PLC
3.952% due 01/07/2005 (a)	1,850	1,859
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	162
Barclays Bank PLC
6.860% due 12/15/2049 (a)	360	398
Barnett Capital II
7.950% due 12/01/2026	750	833
Beaver Valley Funding Corp.
8.625% due 06/01/2007	386	417
9.000% due 06/01/2017	1,488	1,741
BVPS II Funding Corp.
8.890% due 06/01/2017	1,500	1,730
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	7,107
CIT Group, Inc.
2.100% due 07/29/2005 (a)	10,000	10,031
2.130% due 06/19/2006 (a)	5,000	5,013
5.500% due 11/30/2007	860	913
7.750% due 04/02/2012	240	284
Citigroup, Inc.
5.625% due 08/27/2012	190	203
7.750% due 12/01/2036	750	830
Countrywide Home Loans, Inc.
2.290% due 05/20/2005 (a)	14,500	14,542
2.720% due 11/04/2005 (a)(j)	3,000	3,029
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	10,388
8.500% due 06/15/2010	15,592	18,710
Ford Motor Credit Co.
7.500% due 03/15/2005	7,500	7,666
1.849% due 04/28/2005 (a)	2,700	2,698
6.750% due 05/15/2005	1,000	1,025
2.036% due 06/30/2005 (a)	5,000	5,005
2.060% due 07/18/2005 (a)	23,000	23,024
7.600% due 08/01/2005	13,000	13,502
6.125% due 01/09/2006	50	52
7.375% due 02/01/2011	9,300	10,127
Gemstone Investors Ltd.
7.710% due 10/31/2004	8,655	8,666
General Motors Acceptance Corp.
3.630% due 05/19/2005 (a)	10,000	10,089
2.880% due 10/20/2005 (a)	8,000	8,065
2.595% due 05/18/2006 (a)	20,000	20,055
6.125% due 08/28/2007	1,600	1,687
4.900% due 07/15/2008	50	50
7.750% due 01/19/2010	150	165
General Motors Nova Scotia Finance
6.850% due 10/15/2008	1,500	1,592
Goldman Sachs Group, Inc.
1.962% due 07/23/2009 (a)	2,000	2,006
6.125% due 02/15/2033	502	506
Household Finance Corp.
4.125% due 12/15/2008	14,450	14,629
7.000% due 05/15/2012	4,135	4,739
HSBC Capital Funding LP
4.610% due 12/13/2049 (a)	7,000	6,744
KFW International Finance, Inc.
5.750% due 01/15/2008	70	75
MBNA America Bank
7.125% due 11/15/2012	1,300	1,473
Merrill Lynch & Co., Inc.
2.068% due 12/22/2006	20,000	20,045
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,550
Morgan Stanley Dean Witter & Co.
5.300% due 03/01/2013	170	175
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	994
Parker Retirement Savings Plan
6.340% due 07/15/2008	1,739	1,871
Pemex Project Funding Master Trust
8.500% due 02/15/2008	1,800	2,027
7.875% due 02/01/2009	32,550	36,375
7.375% due 12/15/2014	29,920	32,688
Prudential Financial, Inc.
4.104% due 11/15/2006	1,000	1,017
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	16,650	14,943
6.500% due 11/15/2018	8,000	5,880
Royal Bank of Scotland PLC
5.000% due 11/12/2013	4,500	4,592
9.118% due 03/31/2049	3,470	4,271
Secured Finance, Inc.
9.050% due 12/15/2004	250	253
SLM Corp.
1.880% due 07/25/2007 (a)	10,000	10,027
Societe Generale
2.255% due 10/29/2049 (a)	1,000	995
Targeted Return Index Securities Trust (TRAINS)
7.536% due 01/15/2032	2,520	3,052
Tiers Trust
8.125% due 09/15/2017 (j)	810	1,133
UFJ Finance Aruba AEC
6.750% due 07/15/2013	22,572	25,069
Washington Mutual, Inc.
1.970% due 11/03/2005 (a)	3,550	3,557

		393,536

Industrials 39.3%

Altria Group, Inc.
7.000% due 07/15/2005	15,700	16,090
American Airlines, Inc.
2.550% due 09/23/2007 (a)	247	249
AOL Time Warner, Inc.
5.625% due 05/01/2005	11,250	11,453
6.125% due 04/15/2006	10,000	10,459
6.750% due 04/15/2011	562	624
6.875% due 05/01/2012	2,440	2,726
Beckman Coulter, Inc.
6.875% due 11/15/2011	4,951	5,618
Centex Corp.
7.500% due 01/15/2012	70	81
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	400	417
6.750% due 01/30/2011	3,476	3,861
ConocoPhillips
4.750% due 10/15/2012	70	71
Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	14,823
7.056% due 09/15/2009	5,000	4,952
6.545% due 08/02/2020	25	24
Cox Communications, Inc.
7.750% due 08/15/2006	700	751
7.125% due 10/01/2012	100	109
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	70	77
DaimlerChrysler North America Holding Corp.
2.750% due 09/26/2005 (a)	20,000	20,104
7.000% due 11/28/2005	50	52
2.340% due 05/24/2006 (a)	3,000	3,013
4.050% due 06/04/2008	440	444
8.000% due 06/15/2010	270	314
Delta Air Lines, Inc.
7.570% due 05/18/2012	11,150	10,020
Domtar Inc.
7.875% due 10/15/2011	70	81
Duke Energy Field Services LLC
7.500% due 08/16/2005	2,755	2,863
El Paso CGP Co.
6.500% due 05/15/2006	4,293	4,390
7.750% due 06/15/2010	18,533	18,626
El Paso Corp.
6.750% due 05/15/2009	6,400	6,400
8.050% due 10/15/2030	18,700	16,783
7.800% due 08/01/2031	70,075	61,841
7.750% due 01/15/2032	38,275	33,586
Entergy-Koch LP
3.650% due 08/20/2006	225	226
Enterprise Products Operating LP
6.650% due 10/15/2034	2,000	2,012
General Motors Corp.
7.200% due 01/15/2011	1,800	1,909
HCA, Inc.
6.910% due 06/15/2005	8,000	8,183
8.750% due 09/01/2010	750	880
7.875% due 02/01/2011	4,770	5,401
6.250% due 02/15/2013	2,200	2,271
Hertz Corp.
8.250% due 06/01/2005	600	618
Hilton Hotel Corp.
7.625% due 05/15/2008	220	248
International Paper Co.
4.250% due 01/15/2009	1,800	1,808
6.750% due 09/01/2011	230	257
Jones Intercable, Inc.
7.625% due 04/15/2008	5,982	6,648
Kern River Funding Corp.
4.893% due 04/30/2018	15,585	15,696
Kinder Morgan, Inc.
6.500% due 09/01/2012	110	121
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (i)(j)	785	810
MeadWestvaco Corp.
6.850% due 04/01/2012	290	324
Norfolk Southern Corp.
7.800% due 05/15/2027	80	98
Northwest Airlines Corp.
7.575% due 09/01/2020	312	311
Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,837
Panhandle Eastern Pipe Line Co.
6.050% due 08/15/2013	4,100	4,392
Petroleos Mexicanos
9.375% due 12/02/2008	11,825	13,806
9.250% due 03/30/2018	5,900	7,198
Qwest Corp.
8.875% due 03/15/2012	6,000	6,630
6.875% due 09/15/2033	9,880	8,373
Raytheon Co.
6.500% due 07/15/2005	70	72
6.150% due 11/01/2008	250	272
Rowan Cos., Inc.
5.880% due 03/15/2012	2,184	2,359
Safeway, Inc.
2.163% due 11/01/2005 (a)	10,000	10,013
Sonat, Inc.
6.750% due 10/01/2007	3,940	3,940
Systems 2001 Asset Trust
7.156% due 12/15/2011	1,455	1,571
6.664% due 09/15/2013	3,488	3,876
Tele-Communications-TCI Group
7.250% due 08/01/2005	250	262
Time Warner, Inc.
7.750% due 06/15/2005	900	928
8.110% due 08/15/2006	1,200	1,306
Tyco International Group S.A.
5.875% due 11/01/2004	900	902

42 Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
United Airlines, Inc.
11.080% due 03/26/2010 (i)(j)	$10,801	$1,866
7.730% due 07/01/2010 (c)	19,145	15,579
8.390% due 01/21/2011 (c)	4,033	1,643
11.080% due 03/26/2011 (i)(j)	5,670	1,020
7.186% due 04/01/2011 (c)	687	578
6.071% due 03/01/2013 (c)	3,317	2,756
6.602% due 09/01/2013	4,245	3,587
10.020% due 03/22/2014 (c)	1,000	477
10.850% due 02/19/2015 (c)	1,000	386
10.125% due 03/22/2015 (c)	2,300	1,123
2.020% due 03/02/2049 (a)(c)	8,911	7,311
Univision Communications, Inc.
7.850% due 07/15/2011	5,517	6,492
USX Corp.
6.850% due 03/01/2008	1,520	1,673
Valero Logistics Operations LP
6.050% due 03/15/2013	490	520
Waste Management, Inc.
7.000% due 10/01/2004	2,453	2,453
7.000% due 10/15/2006	1,600	1,717
6.875% due 05/15/2009	1,300	1,453
7.375% due 08/01/2010	90	104
7.650% due 03/15/2011	467	540
Weyerhaeuser Co.
6.750% due 03/15/2012	200	225
Williams Cos., Inc.
7.875% due 09/01/2021	7,350	8,195
8.750% due 03/15/2032	11,650	13,077

		440,235

Utilities 19.6%

AEP Texas Central Co.
2.961% due 02/15/2005 (a)	3,500	3,502
3.000% due 02/15/2005	1,200	1,202
AT&T Corp.
6.000% due 03/15/2009	67	69
8.050% due 11/15/2011	2,400	2,697
AT&T Wireless Services, Inc.
7.500% due 05/01/2007	1,000	1,102
7.875% due 03/01/2011	557	661
8.125% due 05/01/2012	1,200	1,452
BellSouth Corp.
4.119% due 04/26/2005 (a)	3,500	3,535
British Telecom PLC
8.375% due 12/15/2010	350	423
BVPS II Funding Corp.
8.330% due 12/01/2007	3,412	3,816
Calenergy, Inc.
7.630% due 10/15/2007	1,750	1,941
Carolina Power & Light Co.
6.800% due 08/15/2007	156	170
Cincinnati Gas & Electric Co.
6.900% due 06/01/2025	2,821	3,167
Cingular Wireless, Inc.
6.500% due 12/15/2011	450	502
Citizens Communications Co.
8.500% due 05/15/2006	1,744	1,879
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	11,500	13,155
Columbus Southern Power Co.
6.600% due 03/01/2033	720	791
Dayton Power & Light Co.
5.125% due 10/01/2013	5,567	5,627
Dominion Resources, Inc.
7.625% due 07/15/2005	10,000	10,385
2.011% due 05/15/2006 (a)	3,000	3,007
El Paso CGP Co.
6.950% due 06/01/2028	8,730	7,071
El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,081
Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	9,269
Entergy Gulf States, Inc.
2.813% due 06/18/2007 (a)	10,000	10,052
3.600% due 06/01/2008	9,400	9,300
Entergy Mississippi, Inc.
4.350% due 04/01/2008	1,600	1,616
FirstEnergy Corp.
7.375% due 11/15/2031	120	135
France Telecom S.A.
7.950% due 03/01/2006	5,700	6,091
8.500% due 03/01/2011	4,532	5,432
Georgia Power Co.
4.875% due 07/15/2007	250	260
MidAmerican Energy Holdings Co.
7.520% due 09/15/2008	350	393
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	1,030	1,065
7.750% due 05/15/2006	70	75
7.750% due 10/01/2008	70	80
Ohio Power Co.
6.375% due 07/15/2033	5,500	5,692
Oncor Electric Delivery Co.
6.375% due 05/01/2012	20	22
6.375% due 01/15/2015	220	243
7.250% due 01/15/2033	520	614
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	10,000	10,010
Pepco Holdings, Inc.
6.450% due 08/15/2012	1,000	1,090
PNPP II Funding Corp.
8.510% due 11/30/2006	207	215
9.120% due 05/30/2016	1,559	1,844
Potomac Electric Power Co.
6.250% due 10/15/2007	960	1,033
PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,264
Progress Energy, Inc.
6.850% due 04/15/2012	575	643
PSEG Power LLC
3.750% due 04/01/2009	2,500	2,453
6.950% due 06/01/2012	391	439
Public Service Co. of Colorado
7.875% due 10/01/2012	10,497	12,810
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,400	3,540
SBC Communications, Inc.
4.250% due 06/05/2021	5,100	5,161
South Carolina Electric & Gas
7.625% due 04/01/2025	115	120
Southern California Edison Co.
1.890% due 01/13/2006 (a)	2,700	2,712
Sprint Capital Corp.
7.125% due 01/30/2006	720	759
6.000% due 01/15/2007	23,510	24,899
6.125% due 11/15/2008	16,960	18,323
System Energy Resources, Inc.
5.129% due 01/15/2014	3,300	3,338
Tampa Electric Co.
6.875% due 06/15/2012	2,700	3,036
TXU Energy Co.
7.000% due 03/15/2013	700	792
United Telecom, Inc.
6.890% due 07/01/2008 (i)(j)	1,000	1,053
Virginia Electric & Power Co.
5.750% due 03/31/2006	900	937
5.375% due 02/01/2007	220	230
Vodafone Group PLC
7.750% due 02/15/2010	70	82
		219,361

Total Corporate Bonds & Notes (Cost $1,046,003)		1,052,950

U.S. GOVERNMENT AGENCIES 0.1%

Government National Mortgage Association
8.500% due 07/15/2030-08/15/2030 (d)	$598	658

Total U.S. Government Agencies (Cost $618)		658

U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (f)	598	639
4.250% due 01/15/2010	113	131
U.S. Treasury Bond
6.000% due 02/15/2026	150	171

Total U.S. Treasury Obligations (Cost $904)		941

MORTGAGE-BACKED SECURITIES 0.4%

Bank of America Mortgage Securities, Inc.
5.610% due 10/20/2032 (a)	1,295	1,314
Structured Asset Securities Corp.
1.910% due 10/25/2027 (a)	3,412	3,414

Total Mortgage-Backed Securities (Cost $4,728)		4,728

ASSET-BACKED SECURITIES 0.2%

Denver Arena Trust
6.940% due 11/15/2019	2,514	2,630

Total Asset-Backed Securities (Cost $2,226)		2,630

COMMON STOCKS 0.1%

	Shares

Devon Energy Corp.	16,949	1,203

Total Common Stocks (Cost $863)		1,203

CONVERTIBLE PREFERRED STOCK 1.6%

General Motors Corp.
6.250% due 07/15/2033	640,000	18,016

Total Convertible Preferred Stock (Cost $16,000)		18,016

PREFERRED SECURITY 0.0%

Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	263

Total Preferred Security (Cost $231)		263

SHORT-TERM INSTRUMENTS 1.9%

	Principal Amount (000s)

Commercial Paper 1.4%
Bank of Ireland
1.840% due 12/17/2004	$13,700	13,644
UBS Finance, Inc.
1.940% due 01/25/2005	1,800	1,788

		15,432

See accompanying notes | 09.30.04 | Semi-Annual Report 43

Schedule of Investments (Cont.)

Investment Grade Corporate Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Repurchase Agreement 0.2%
State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $2,429. Repurchase proceeds are $2,381.)	$2,381	$2,381

U.S. Treasury Bills 0.3%

1.623% due 12/02/2004-12/16/2004 (d)(e)(f)	3,105	3,094

Total Short-Term Instruments (Cost $ 20,911)		20,907

Total Investments 98.5% (Cost $ 1,092,484)		$1,102,478

Written Options (h) (0.0%) (Premiums $621)		(369)

Other Assets and Liabilities (Net) 1.5%		16,789

Net Assets 100.0%		$1,118,898

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Security is in default.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $797 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(f)	Securities with an aggregate market value of $2,936 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note Long Futures	12/2004	783	$245
U.S. Treasury 30-Year Bond Short Futures	12/2004	279	(487)

			$(242)

(g)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009	$75,000	$1,812

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.170%	12/20/2004	$42,000	$13
Bear Stearns & Co., Inc.	Ford Motor Co. 7.450% due 07/16/2031	Sell	0.855%	03/20/2005	6,000	10
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	7,000	49
Citibank N.A.	Dow Jones CDX IG3 Index	Sell	0.500%	03/20/2010	7,400	0
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	40,000	(104)
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	2,500	652
J.P. Morgan Chase & Co.	El Paso Corp. 7.000% due 05/15/2011	Buy	2.400%	05/01/2005	25,000	361
Lehman Brothers, Inc.	AOL Time Warner, Inc. 0.000% convertible until 12/06/2019	Sell	1.560%	01/06/2005	5,000	257
Lehman Brothers, Inc.	Dow Jones CDX EM2 Index	Buy	0.250%	03/20/2007	7,400	0
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 5.125% due 05/09/2008	Sell	2.100%	09/20/2008	25,000	110

						$1,348

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/26/2004	300	$186	$98
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	200	87	116
Call - CBOT U.S. Treasury Note December Futures	116.000	11/26/2004	200	56	35
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	300	196	89
Put - CBOT U.S. Treasury Note December Futures	109.000	11/26/2004	200	96	31

				$621	$369

(i)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
Mazda Manufacturing Corp.	03/28/2003	$679	$628	0.06%
United Airlines, Inc.	03/21/2000	5,988	1,020	0.09%
United Airlines, Inc.	03/21/2000	11,159	1,866	0.17%
United Telecom, Inc.	06/25/2003	1,092	1,053	0.09%
Wilmington Trust Co.	03/28/2003	184	182	0.02%

		$19,102	$4,749	0.42%

(j)	The aggregate value of fair valued securities is $8,911, which is 0.80% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

44 Semi-Annual Report | 09.30.04 | See accompanying notes

Schedule of Investments

Mortgage Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.2%

Banking & Finance 0.2%

Bear Stearns Cos., Inc.
2.311% due 11/30/2004 (a)	$6,200	$6,203
Morgan Stanley Dean Witter Capital I, Inc.
1.740% due 04/15/2016 (a)	4,016	4,020

		10,223

Industrials 0.0%

Delta Air Lines, Inc.
7.379% due 05/18/2010	1,334	1,234

Total Corporate Bonds & Notes (Cost $11,550)		11,457

MUNICIPAL BONDS & NOTES 0.1%

Ennis, Texas Economic Development Corp. Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,332
Louisiana Housing Finance Agency Mortgage Revenue Bonds, (GNMA/FNMA Insured), Series 2000
7.330% due 12/01/2030	750	799
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA Insured), Series 2001
6.000% due 03/01/2032	2,730	2,873

Total Municipal Bonds & Notes (Cost $4,264)		5,004

U.S. GOVERNMENT AGENCIES 80.5%

Fannie Mae
0.000% due 06/25/2008-08/25/2022 (b)(e)	414	397
1.910% due 08/25/2023 (a)	415	415
2.060% due 08/01/2008 (a)	10,038	10,051
2.067% due 08/01/2008 (a)	6,973	7,000
2.211% due 04/18/2028 (a)	251	252
2.240% due 04/25/2032-06/25/2032 (a)(e)	7,945	7,965
2.261% due 10/18/2030 (a)	313	315
2.290% due 12/25/2029 (a)	6	6
2.340% due 06/25/2030 (a)	1,979	1,992
2.343% due 09/18/2027 (a)	844	849
2.490% due 09/25/2023 (a)	393	398
2.493% due 06/25/2022 (a)	4	4
2.655% due 06/01/2023 (a)	120	122
2.743% due 04/25/2021 (a)	8	8
2.781% due 09/01/2040-12/01/2040 (a)(e)	1,454	1,469
2.943% due 05/25/2023	255	261
2.950% due 03/01/2017-02/01/2018 (a)(e)	45	46
2.958% due 10/01/2023-09/01/2026 (a)(e)	52	53
2.981% due 09/01/2017 (a)	580	582
3.000% due 07/01/2017-11/01/2017 (a)(e)	26	26
3.002% due 11/01/2020 (a)	49	50
3.008% due 10/01/2016-10/01/2031 (a)(e)	445	450
3.009% due 07/01/2027 (a)	98	99
3.090% due 04/01/2022 (a)	302	308
3.122% due 05/01/2019 (a)	511	522
3.161% due 04/01/2019 (a)	177	180
3.205% due 09/01/2023 (a)	192	199
3.245% due 04/01/2030 (a)	9	10
3.250% due 12/01/2021-08/01/2023 (a)(e)	115	117
3.259% due 06/01/2019 (a)	22	22
3.277% due 09/01/2030 (a)	156	160
3.288% due 09/01/2028 (a)	57	59
3.309% due 02/01/2025 (a)	211	216
3.320% due 12/01/2024 (a)	182	190
3.325% due 04/01/2025-11/01/2026 (a)(e)	219	226
3.326% due 10/01/2028 (a)	334	344
3.349% due 11/01/2025 (a)	277	286
3.356% due 05/01/2029 (a)	191	198
3.366% due 11/01/2025-02/01/2026 (a)(e)	380	391
3.368% due 02/01/2027 (a)	328	340
3.375% due 06/01/2026 (a)	11	11
3.382% due 11/01/2026 (a)	89	92
3.391% due 01/01/2027 (a)	173	178
3.405% due 02/01/2017 (a)	550	562
3.416% due 04/01/2030 (a)	524	541
3.440% due 04/01/2024 (a)	1	1
3.450% due 12/01/2026 (a)	30	31
3.459% due 05/01/2027 (a)	643	666
3.473% due 09/01/2027 (a)	13	13
3.500% due 11/01/2015-07/01/2026 (a)(e)	105	107
3.507% due 03/01/2025 (a)	74	76
3.526% due 11/01/2023 (a)	33	35
3.533% due 08/01/2026 (a)	83	85
3.552% due 04/01/2030 (a)	134	141
3.561% due 04/01/2032 (a)	90	93
3.568% due 08/01/2029 (a)	210	214
3.570% due 11/01/2023 (a)	20	21
3.603% due 03/01/2026 (a)	80	81
3.614% due 05/01/2036 (a)	9,907	10,124
3.630% due 07/01/2024 (a)	82	86
3.685% due 12/01/2017 (a)	313	315
3.706% due 06/01/2019 (a)	9	10
3.712% due 02/01/2015 (a)	152	154
3.750% due 12/01/2023 (a)	272	284
3.768% due 11/01/2017 (a)	23	24
3.875% due 03/01/2024 (a)	63	66
3.888% due 06/01/2029 (a)	51	52
3.906% due 05/01/2036 (a)	90	92
3.936% due 03/01/2018 (a)	25	25
3.970% due 02/01/2024 (a)	143	147
3.984% due 06/01/2029 (a)	144	149
4.000% due 02/25/2009	34	34
4.006% due 08/01/2024 (a)	15	15
4.028% due 05/01/2026 (a)	85	87
4.063% due 01/01/2026 (a)	57	58
4.099% due 05/01/2036 (a)	202	207
4.125% due 06/01/2017 (a)	95	97
4.139% due 05/01/2036 (a)	66	68
4.250% due 03/01/2028 (a)	10	10
4.349% due 05/01/2028 (a)	40	41
4.500% due 04/01/2019-06/01/2025 (a)(e)	90,612	90,438
4.534% due 01/01/2028 (a)	42	43
4.806% due 01/01/2029 (a)	71	73
4.875% due 05/01/2019 (a)	16	17
4.900% due 03/25/2029	1,686	1,692
4.975% due 07/01/2024 (a)	39	39
4.996% due 01/01/2024 (a)	32	33
5.000% due 04/01/2014-10/14/2034 (e)	1,112,268	1,124,523
5.022% due 11/01/2031 (a)	315	325
5.023% due 11/01/2031 (a)	238	245
5.179% due 02/01/2032 (a)	8,299	8,439
5.230% due 10/01/2016 (a)	114	116
5.250% due 04/15/2005-05/25/2005 (c)(e)	31,803	818
5.256% due 02/01/2026 (a)	109	113
5.269% due 04/01/2033 (a)	86	88
5.491% due 02/01/2030 (a)	1,517	1,548
5.500% due 09/01/2017-11/15/2034 (e)	1,543,681	1,563,886
5.566% due 09/01/2020 (a)	53	53
5.621% due 07/01/2032 (a)	504	515
5.635% due 12/01/2031	132	137
5.750% due 07/01/2029 (a)	15	16
5.800% due 11/01/2011-11/01/2024 (a)(e)	1,943	2,102
5.875% due 06/01/2017 (a)	13	14
5.936% due 11/01/2011	4,849	5,279
5.989% due 04/25/2020	45	45
6.000% due 03/25/2008-11/15/2034 (e)	116,458	120,123
6.130% due 08/01/2005 (a)	2,821	2,860
6.160% due 05/01/2008 (a)	970	1,020
6.181% due 08/01/2029 (a)	39	40
6.250% due 12/25/2013	1,711	1,789
6.262% due 02/01/2009 (a)	16,479	17,411
6.270% due 09/25/2007	5,000	5,327
6.290% due 02/25/2029	1,500	1,624
6.300% due 06/25/2031-10/17/2038 (e)	4,608	4,767
6.350% due 06/25/2020 (a)	5,705	6,286
6.370% due 02/25/2013	4,855	5,332
6.390% due 05/25/2036	2,947	3,118
6.410% due 08/01/2016 (a)	1,019	1,146
6.450% due 05/01/2008-09/01/2016 (a)(e)	6,497	7,190
6.500% due 09/01/2005-06/17/2038 (e)	72,528	76,259
6.645% due 01/01/2007	547	577
6.650% due 08/25/2007	263	278
6.703% due 08/01/2028 (a)	1,490	1,653
6.750% due 11/01/2007	8	8
6.850% due 12/18/2027	4,000	4,261
6.861% due 02/01/2018 (a)	386	394
6.900% due 09/01/2009 (a)	1,608	1,791
6.943% due 01/01/2030 (a)	557	574
6.981% due 06/01/2007	401	422
6.985% due 12/01/2029 (a)	5	5
7.000% due 04/25/2008-09/01/2032 (e)	10,765	10,883
7.036% due 08/01/2030 (a)	370	385
7.040% due 03/01/2007	206	220
7.052% due 08/01/2009 (a)	4,575	5,082
7.250% due 02/01/2009-10/01/2011 (e)	58	59
7.300% due 05/01/2030 (a)	904	933
7.312% due 03/01/2030 (a)	758	780
7.400% due 10/01/2006 (a)	1,830	1,941
7.491% due 08/01/2014 (a)	10	10
7.500% due 12/01/2012-01/01/2032 (e)	12,851	13,790
7.530% due 01/01/2009 (a)	1,301	1,462
7.730% due 08/01/2021-01/01/2025 (a)(e)	7,280	8,257
7.750% due 02/01/2008	29	29
7.800% due 10/25/2022-06/25/2026 (e)	848	916
8.000% due 02/01/2007-08/01/2030 (e)	118	124
8.500% due 04/01/2008-11/01/2017 (e)	667	720
8.750% due 11/25/2019	140	154
9.000% due 02/01/2005-06/01/2027 (e)	1,325	1,352
9.053% due 06/25/2032 (a)	1,059	1,149
9.250% due 05/01/2010	27	28
9.500% due 11/01/2010-04/01/2025 (e)	1,870	2,099
10.000% due 09/25/2019-04/01/2020 (e)	52	75

See accompanying notes | 09.30.04 | Semi-Annual Report 45

Schedule of Investments (Cont.)

Mortgage Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
15.500% due 10/01/2012	$3	$4
15.750% due 12/01/2011	1	1
39.670% due 08/25/2020 (c)	0	6
Farmer Mac
6.757% due 01/25/2013 (a)	3,370	3,268
8.314% due 04/25/2030 (a)(k)	1,732	1,787
Federal Housing Administration
1.000% due 06/01/2023	1,771	1,791
6.875% due 12/01/2016	543	541
6.896% due 07/01/2020 (a)	527	527
7.350% due 01/01/2031 (a)	3,523	3,518
7.400% due 02/01/2021	1,179	1,190
7.430% due 07/01/2018-07/01/2024 (e)	18,682	18,892
7.450% due 05/01/2021	228	231
7.500% due 12/01/2030-09/01/2034 (e)	2,049	2,057
7.590% due 12/01/2017	3,416	3,429
7.625% due 12/01/2016	96	96
7.630% due 05/01/2040	239	242
8.530% due 02/01/2039	3,026	3,123
Freddie Mac
0.000% due 01/15/2009 (b)	205	199
1.487% due 12/15/2023 (a)(c)	629	40
1.735% due 07/25/2031 (a)	66	66
1.755% due 09/25/2031 (a)	221	221
1.765% due 12/25/2032 (a)	168	168
1.890% due 09/15/2026 (a)	85	85
1.960% due 03/15/2031 (a)	1,536	1,536
1.965% due 05/25/2031 (a)	1,452	1,453
2.110% due 12/15/2029 (a)	737	738
2.210% due 11/15/2030-12/15/2031 (a)(e)	743	747
2.260% due 02/15/2028-03/15/2032 (a)(e)	588	590
2.262% due 03/15/2024-09/15/2026 (a)(e)	1,298	1,298
2.310% due 03/15/2032 (a)	27	27
2.312% due 05/15/2023 (a)	7	8
2.539% due 10/01/2023 (a)	3,354	3,414
2.750% due 02/01/2017 (a)	9	9
2.875% due 03/01/2017 (a)	28	28
3.008% due 05/01/2017-09/01/2018 (a)(e)	742	744
3.069% due 07/01/2030 (a)	588	587
3.085% due 04/01/2025 (a)	45	46
3.153% due 05/01/2025 (a)	211	215
3.159% due 10/01/2018 (a)	37	38
3.208% due 08/01/2018 (a)	195	196
3.210% due 09/01/2025 (a)	108	113
3.250% due 05/01/2023 (a)	36	37
3.270% due 08/01/2029 (a)	353	361
3.291% due 06/01/2022 (a)	79	81
3.306% due 10/01/2024 (a)	351	365
3.325% due 05/01/2019-03/01/2027 (a)(e)	118	122
3.367% due 11/01/2027 (a)	357	365
3.375% due 04/01/2018-06/01/2022 (a)(e)	73	75
3.382% due 11/01/2028 (a)	132	136
3.387% due 01/01/2028 (a)	379	390
3.430% due 10/01/2023 (a)	238	249
3.438% due 02/01/2029 (a)	1,093	1,134
3.439% due 11/01/2027 (a)	882	918
3.446% due 09/01/2026 (a)	848	885
3.472% due 10/01/2024 (a)	203	212
3.488% due 07/01/2028 (a)	2,827	2,905
3.497% due 11/01/2029 (a)	5,623	5,850
3.499% due 09/01/2028 (a)	191	197
3.500% due 12/15/2022-07/15/2032 (e)	699	693
3.504% due 08/01/2027 (a)	110	114
3.526% due 12/01/2029 (a)	1,855	1,905
3.617% due 07/01/2019 (a)	341	340
3.625% due 01/01/2017 (a)	24	24
3.634% due 01/01/2028 (a)	8,251	8,486
3.642% due 07/01/2027 (a)	438	449
3.653% due 01/01/2029 (a)	69	71
3.681% due 08/01/2030 (a)	78	81
3.690% due 08/15/2032 (a)	3,587	3,600
3.750% due 04/01/2019	27	27
3.865% due 09/01/2024 (a)	81	83
3.875% due 12/01/2018 (a)	7	7
3.887% due 02/01/2027 (a)	910	944
3.925% due 11/01/2027 (a)	101	106
4.000% due 12/15/2012	2,293	2,302
4.007% due 12/01/2026 (a)	77	79
4.112% due 06/01/2024 (a)	108	112
4.250% due 07/01/2018-07/01/2019 (a)(e)	149	149
4.257% due 07/01/2019 (a)	45	45
4.474% due 03/01/2033 (a)	531	540
4.518% due 02/01/2031 (a)	58	61
4.738% due 05/01/2032	371	378
4.760% due 06/25/2021	1,274	1,274
5.000% due 01/15/2016-10/14/2034 (e)	470,317	469,011
5.074% due 04/01/2030 (a)	76	78
5.125% due 09/01/2018 (a)	87	88
5.328% due 04/01/2031 (a)	30	31
5.387% due 08/01/2031	164	170
5.454% due 09/01/2027 (a)	221	225
5.500% due 02/15/2016-10/14/2034 (e)	226,819	230,026
5.649% due 11/01/2031 (a)	51	52
5.717% due 07/01/2029 (a)	492	504
5.829% due 03/01/2032 (a)	656	674
5.840% due 05/01/2032 (a)	7,096	7,240
5.866% due 08/01/2031 (a)	23	24
6.000% due 09/01/2006-09/15/2032 (e)	20,997	21,661
6.041% due 05/01/2032 (a)	5,556	5,608
6.153% due 05/01/2032 (a)	843	861
6.164% due 03/01/2029 (a)	345	358
6.250% due 12/15/2028	2,588	2,700
6.500% due 05/01/2007-07/15/2031 (e)	26,155	26,687
6.985% due 09/01/2027 (a)	175	179
7.000% due 09/01/2006-12/01/2032 (e)	5,491	5,323
7.106% due 10/01/2027 (a)	124	127
7.450% due 03/25/2022	89	90
7.500% due 04/01/2006-07/01/2031 (e)	7,128	7,411
7.645% due 05/01/2025	1,403	1,580
7.832% due 07/01/2030 (a)	9	10
8.000% due 05/01/2008-09/01/2030 (e)	332	359
8.250% due 06/01/2008-12/01/2008 (e)	65	68
8.500% due 06/01/2006-08/01/2027 (e)	1,046	1,110
9.000% due 12/15/2020-02/15/2021 (e)	1,309	1,310
9.050% due 06/15/2019	212	213
9.500% due 12/15/2020-06/01/2021 (e)	748	756
10.000% due 07/01/2005-10/01/2005 (e)	4	4
10.250% due 05/01/2009	1	1
10.750% due 09/01/2009-05/01/2010 (e)	3	3
Government National Mortgage Association
1.978% due 02/16/2032 (a)	703	704
2.078% due 01/16/2031 (a)	123	123
2.161% due 06/20/2032 (a)	1,670	1,673
2.178% due 06/16/2031 (a)	1,873	1,882
2.228% due 10/16/2030 (a)	275	277
2.278% due 02/16/2030 (a)	2,128	2,144
2.328% due 12/16/2025 (a)	1,989	2,006
2.378% due 02/16/2030 (a)	292	295
2.428% due 02/16/2030 (a)	302	305
2.750% due 02/20/2032 (a)	810	811
3.000% due 10/20/2028-11/20/2028 (a)(e)	509	510
3.250% due 01/20/2028-02/20/2031 (a)(e)	8,336	8,399
3.375% due 03/20/2021-08/20/2030 (a)(e)	44,496	45,142
3.500% due 05/20/2028-02/20/2031 (a)(e)	3,983	4,051
3.875% due 04/20/2019 (a)	60	60
4.000% due 08/20/2028-07/20/2030 (a)(e)	4,214	4,255
4.250% due 05/20/2030 (a)	1,012	1,030
4.375% due 04/20/2017-11/20/2030 (a)(e)	7,118	7,184
4.500% due 08/20/2027-11/20/2030 (a)(e)	18,472	18,747
4.625% due 10/20/2018-12/20/2027 (a)(e)	15,247	15,520
4.750% due 08/20/2017-09/20/2027 (a)(e)	7,129	7,233
5.000% due 04/20/2030-10/21/2034 (e)	119,776	119,479
5.500% due 11/15/2028-10/21/2034 (e)	292,253	297,492
5.625% due 10/20/2025-12/20/2027 (a)(e)	60	61
6.000% due 12/15/2008-10/21/2034 (e)	121,518	126,055
6.125% due 11/20/2020 (a)	14	14
6.250% due 03/16/2029	5,000	5,270
6.500% due 05/15/2009-06/01/2032 (e)	8,536	8,994
6.923% due 03/16/2041 (a)	4,043	4,621
7.000% due 09/15/2012-02/16/2029 (e)	3,487	3,722
7.270% due 12/15/2040	1,769	1,984
7.500% due 12/15/2022-11/15/2031 (e)	7,600	8,081
7.750% due 10/15/2025-11/15/2025 (e)	57	62
8.000% due 06/15/2005-09/20/2031 (e)	7,565	8,160
8.250% due 07/15/2008	16	17
8.500% due 06/15/2017-03/20/2031 (e)	3,537	3,884
9.000% due 09/15/2006-08/20/2030 (e)	698	773
9.500% due 12/15/2021	129	146
Small Business Administration
6.344% due 08/01/2011	1,478	1,588
6.640% due 02/10/2011	2,240	2,429
7.190% due 12/01/2019	756	840
7.220% due 11/01/2020	2,231	2,486
7.449% due 08/01/2010	2,728	3,025
8.017% due 02/10/2010	310	348

Total U.S. Government Agencies (Cost $4,735,321)		4,762,825

46 Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
MORTGAGE-BACKED SECURITIES 11.4%

ABN AMRO Mortgage Corp.
6.500% due 06/25/2029	$144	$143
Aetna Commercial Mortgage Trust
7.100% due 12/26/2030	526	529
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	1,308	1,393
Asset Securitization Corp.
6.920% due 02/14/2029	1,348	1,408
Bank of America Large Loan
1.761% due 01/27/2006 (a)	45,500	45,398
Bank of America Mortgage Securities, Inc.
5.000% due 02/25/2033	219	221
5.672% due 10/20/2032 (a)	2,946	2,990
6.314% due 07/25/2032 (a)	486	492
6.325% due 05/20/2032 (a)	3,013	3,051
6.500% due 10/25/2019	933	963
Bear Stearns Adjustable Rate Mortgage Trust
3.875% due 11/25/2030 (a)	65	65
5.288% due 10/25/2032 (a)	2,268	2,283
5.380% due 02/25/2033 (a)	344	348
Bear Stearns Commercial Mortgage Securities, Inc.
5.060% due 11/15/2016	182	189
5.910% due 02/14/2031	141	148
7.000% due 05/20/2030	2,058	2,409
Bear Stearns Mortgage Securities, Inc.
3.648% due 06/25/2030 (a)	432	442
Capstead Securities Corp.
2.020% due 02/25/2025 (a)	9,337	9,328
Citicorp Mortgage Securities, Inc.
5.374% due 12/01/2019 (a)	123	126
6.250% due 08/25/2024	197	197
6.500% due 02/25/2024	1,561	1,630
CMC Securities Corp.
7.250% due 11/25/2027	3	3
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (b)	12	11
COMM Mortgage Trust
2.060% due 09/15/2014 (a)	3,800	3,804
Commercial Mortgage Acceptance Corp.
5.800% due 09/15/2030	40	41
Commercial Mortgage Pass-Through Certificates
1.930% due 07/15/2015 (a)	7,733	7,738
Countrywide Alternative Loan Trust
2.240% due 02/25/2033 (a)	3,642	3,647
6.000% due 10/25/2032	1,652	1,664
Countrywide Home Loan Mortgage Pass Through Trust
3.926% due 08/25/2033	1,780	1,795
Countrywide Home Loans Servicing LP
4.250% due 05/25/2033	22,351	22,391
Countrywide Home Loans, Inc.
1.570% due 04/25/2034 (a)	2,171	2,161
2.120% due 08/25/2034 (a)	2,244	2,241
4.997% due 09/19/2032 (a)	1,661	1,672
5.726% due 03/19/2032 (a)	217	222
6.099% due 07/19/2031 (a)	123	128
CS First Boston Mortgage Securities Corp.
1.585% due 08/25/2033 (a)	1,660	1,653
2.005% due 05/25/2032 (a)	3,639	3,633
2.015% due 02/25/2032 (a)	1,250	1,251
2.165% due 02/25/2032 (a)	174	174
2.365% due 11/25/2031 (a)	887	884
2.390% due 11/25/2031 (a)	290	290
2.490% due 11/25/2031 (a)	83	83
6.204% due 06/25/2032 (a)	273	276
6.245% due 04/25/2032 (a)	85	88
7.290% due 09/15/2041	65	74
9.000% due 04/25/2031	979	978
DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	1,800	1,949
7.340% due 10/10/2032	5,750	6,594
DLJ Mortgage Acceptance Corp.
4.219% due 11/25/2023 (a)	99	98
4.286% due 05/25/2024 (a)	52	52
6.312% due 10/25/2024 (a)	132	133
Fairfax Funding Trust
6.483% due 04/02/2013	250	270
FFCA Secured Lending Corp.
7.130% due 05/18/2026	659	639
7.270% due 09/18/2027	2,027	2,056
8.180% due 07/18/2019	2,000	493
8.970% due 02/18/2020	4,000	408
Fifth Third Mortgage Loan Trust
3.816% due 11/19/2032 (a)	1,703	1,683
First Horizon Asset Securities, Inc.
4.182% due 09/25/2033	677	681
7.000% due 09/25/2030	47	47
First Nationwide Trust
2.215% due 09/25/2031 (a)	198	198
6.250% due 03/25/2029	1,105	1,109
6.500% due 05/19/2029	465	468
6.750% due 08/21/2031	2,633	2,679
First Republic Mortgage Loan Trust
2.060% due 08/15/2032 (a)	74,390	74,434
2.110% due 11/15/2031 (a)	26,748	26,712
2.269% due 11/15/2031 (a)	4,088	4,091
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	734	800
6.570% due 09/15/2033	599	614
7.151% due 12/15/2016	6,624	6,905
Government Lease Trust
4.000% due 05/18/2011	5,400	5,193
6.390% due 05/18/2007	4,300	4,519
6.480% due 05/18/2011	12,000	13,167
GS Mortgage Securities Corp.
6.044% due 08/15/2018	11,809	12,702
6.624% due 05/03/2018	14,400	16,148
GSR Mortgage Loan Trust
2.240% due 11/25/2031 (a)	19,136	19,198
2.490% due 12/25/2031 (a)	230	229
Holmes Financing PLC
2.800% due 07/15/2040 (a)	10,000	10,000
2.900% due 07/15/2040 (a)	11,750	11,863
Homeside Mortgage Securities Trust
1.820% due 01/20/2027 (a)	82	82
Housing Securities, Inc.
6.500% due 07/25/2009	66	67
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032 (a)	1,212	1,251
7.000% due 10/25/2031	7,146	7,344
Indymac Adjustable Rate Mortgage Trust
6.559% due 01/25/2032 (a)	170	171
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (c)	160	32
LB Commercial Conduit Mortgage Trust
6.480% due 01/18/2008	150	163
LB Mortgage Trust
8.396% due 01/20/2017 (a)(k)	5,989	6,650
LB-UBS Commercial Mortgage Trust
5.401% due 03/15/2026	267	276
6.133% due 12/15/2030	470	518
Lehman Brothers Floating Rate Commercial Mortgage Trust
3.437% due 11/19/2012 (a)	14,253	14,278
LTC Commercial Mortgage Pass-Through Certificates
6.029% due 05/28/2030	1,728	1,747
MASTR Asset Securitization Trust
5.500% due 09/25/2033	11,138	11,083
Mellon Residential Funding Corp.
2.200% due 12/15/2030 (a)	8,820	8,840
2.640% due 11/15/2031 (a)	947	961
Merrill Lynch Mortgage Investors, Inc.
0.720% due 04/25/2028 (a)(c)	12,343	157
2.140% due 03/15/2025 (a)	1,070	1,072
2.828% due 01/25/2029 (a)	4,000	4,209
7.176% due 06/15/2021 (a)	560	580
Merrill Lynch Mortgage Trust
1.916% due 07/12/2034 (c)	81,313	4,896
86.600% due 09/20/2020 (c)	0	4
Morgan Stanley Dean Witter Capital I, Inc.
4.570% due 12/18/2032	358	364
7.500% due 07/15/2010	12,805	13,449
Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	4,935	5,358
NationsBanc Montgomery Funding Corp.
6.500% due 07/25/2028	555	554
Nationslink Funding Corp.
2.090% due 11/10/2030 (a)	1,206	1,207
6.654% due 11/10/2030	23,594	24,331
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	827	865
PNC Mortgage Acceptance Corp.
7.520% due 07/15/2008	601	658
PNC Mortgage Securities Corp.
6.750% due 10/25/2028	5,932	5,980
6.750% due 04/25/2029	84	84
Prime Mortgage Trust
5.000% due 02/25/2034 (a)	104	101
Prudential Home Mortgage Securities
6.500% due 07/25/2008	1,803	1,802
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008	1,052	1,083
Residential Accredit Loans, Inc.
6.750% due 06/25/2029	927	926
7.250% due 06/25/2027	36	36
Residential Asset Securitization Trust
7.130% due 07/25/2031	1,041	1,040
Residential Funding Mortgage Securities I, Inc.
5.595% due 09/25/2032 (a)	2,895	2,892
6.250% due 03/25/2014	279	279
6.500% due 03/25/2009	532	532
RMF Commercial Mortgage Pass-Through Certificates
6.715% due 01/15/2019	4,424	4,485
SACO I, Inc.
2.270% due 09/25/2040 (a)	421	422
Salomon Brothers Mortgage Securities VII, Inc.
3.446% due 11/25/2022 (a)	49	46
Sequoia Mortgage Trust
2.111% due 08/20/2032 (a)	2,832	2,810
2.151% due 06/20/2032 (a)	1,335	1,334
2.161% due 10/19/2026 (a)	770	770
2.161% due 07/20/2033 (a)	11,442	11,386
2.191% due 10/20/2027 (a)	27,160	27,255
SLH Mortgage Trust
9.600% due 03/25/2021	23	23
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (a)	1,000	1,114
Structured Adjustable Rate Mortgage Loan Trust
2.330% due 06/25/2034	5,000	5,022
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (a)	50,863	50,674
2.161% due 03/19/2033 (a)	17,703	17,744
4.077% due 05/25/2022 (a)	5,128	5,131
6.489% due 06/25/2029 (a)	90	91
6.685% due 02/25/2030 (a)	369	374
6.750% due 05/02/2030	1,581	1,584
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005	477	464
Structured Asset Securities Corp.
1.915% due 10/25/2027 (a)	2,305	2,306
2.130% due 01/25/2033 (a)	78	78
2.265% due 08/25/2032 (a)	2,565	2,478
2.320% due 03/25/2031 (a)	1,100	1,132
2.340% due 07/25/2032 (a)	989	991
2.890% due 01/25/2033 (a)	7,000	7,017
6.072% due 02/25/2032 (a)	19	19

See accompanying notes | 09.30.04 | Semi-Annual Report 47

Schedule of Investments (Cont.)

Mortgage Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.150% due 07/25/2032 (a)	$59	$60
6.250% due 01/25/2032 (a)	5,558	5,757
6.375% due 08/25/2032	3,290	3,382
7.000% due 11/25/2031	1,498	1,527
7.500% due 07/25/2016	83	83
Structured Mortgage Asset Residential Trust
8.000% due 10/25/2007	98	101
Vendee Mortgage Trust
6.500% due 03/15/2029	3,850	3,986
Washington Mutual Mortgage Securities Corp.
2.340% due 07/25/2034 (a)	3,959	3,961
2.637% due 08/25/2042 (a)	2,945	3,001
2.638% due 06/25/2042 (a)	1,882	1,902
3.048% due 12/25/2040 (a)	2,280	2,283
3.590% due 01/25/2041 (a)	111	112
5.160% due 10/25/2032 (a)	167	170
5.750% due 12/25/2032	241	244
Washington Mutual MSC Mortgage Pass-Through Certificates
3.680% due 11/25/2030 (a)	4,290	4,322
5.490% due 08/25/2032 (a)	2,671	2,676
6.500% due 10/25/2032	13,460	13,814

Total Mortgage-Backed Securities (Cost $673,659)		674,840

ASSET-BACKED SECURITIES 23.3%

Aames Mortgage Trust
2.160% due 07/15/2029 (a)	716	717
2.210% due 10/15/2029 (a)	36	36
ABFS Mortgage Loan Trust
4.000% due 09/15/2005 (c)	27,367	709
6.285% due 06/15/2033	2,000	2,082
7.000% due 03/15/2005 (c)	36,650	1,169
ACE Securities Corp.
2.160% due 11/25/2028 (a)	58	58
2.190% due 08/25/2030 (a)	231	231
5.500% due 08/25/2032 (c)	33,650	588
Advanta Mortgage Loan Trust
1.990% due 11/25/2029 (a)	224	224
Advanta Revolving Home Equity Loan Trust
2.090% due 02/25/2025 (a)	198	198
AFC Home Equity Loan Trust
2.025% due 06/24/2029 (a)	1,888	1,894
2.165% due 09/25/2029	131	131
Alliance Laundry Equipment Receivables Trust
2.160% due 05/15/2009 (a)	2,572	2,574
Ameriquest Mortgage Securities, Inc.
1.885% due 08/25/2032 (a)	1,146	1,148
2.250% due 03/25/2033 (a)	9,412	9,442
6.500% due 05/25/2004 (c)	10,000	6
Amortizing Residential Collateral Trust
1.885% due 06/25/2032 (a)	365	365
1.900% due 07/25/2032 (a)	9,593	9,595
1.965% due 10/25/2031 (a)	1,725	1,730
2.100% due 09/25/2030 (a)	181	181
AMRESCO Residential Securities Corp. Mortgage Loan Trust
2.170% due 06/25/2028 (a)	573	573
2.210% due 06/25/2027 (a)	2,651	2,653
2.260% due 09/25/2028 (a)	4,138	4,141
2.310% due 06/25/2029 (a)	954	955
Argent Securities, Inc.
2.040% due 12/27/2033	4,577	4,582
Asset-Backed Funding Certificates
2.295% due 07/25/2033 (a)	2,000	2,011
Asset-Backed Securities Corp. Home Equity Loan Trust
2.020% due 06/15/2031 (a)	600	597
2.420% due 07/21/2030 (a)	8,100	8,143
2.460% due 08/15/2032 (a)	5,000	5,015
6.500% due 08/15/2032 (c)	10,902	59
Bank One Heloc Trust
2.071% due 04/20/2020 (a)	1,253	1,255
Bayview Financial Acquisition Trust
1.965% due 04/28/2045	39,516	39,572
2.220% due 11/25/2031 (a)	1,361	1,362
Bear Stearns Asset-Backed Securities, Inc.
1.480% due 03/25/2024 (a)	6,061	6,065
2.040% due 06/15/2043 (a)	2,077	2,079
2.130% due 10/25/2034 (a)	9,000	9,000
2.440% due 10/25/2032 (a)	2,129	2,135
2.490% due 02/25/2034 (a)	2,500	2,513
2.590% due 11/25/2042 (a)	6,965	7,013
5.000% due 08/25/2005 (c)	17,000	697
5.000% due 10/25/2032 (c)	22,000	273
Block Mortgage Finance, Inc.
1.795% due 08/25/2028 (a)	54	54
2.055% due 12/25/2028 (a)	136	135
Capital Auto Receivables Asset Trust
1.830% due 09/15/2005 (a)	1,154	1,155
CDC Mortgage Capital Trust
1.905% due 01/25/2033 (a)	5,515	5,522
1.955% due 01/25/2032 (a)	138	138
2.190% due 10/25/2033 (a)	8,925	8,942
2.315% due 08/25/2032 (a)	4,342	4,355
5.250% due 08/25/2032 (c)	8,459	297
Centex Home Equity
1.915% due 01/25/2032 (a)	575	576
1.982% due 04/25/2020 (a)	4,000	3,999
2.465% due 01/25/2032 (a)	5,046	5,086
Champion Home Equity Loan Trust
6.710% due 09/25/2029	840	858
Charming Shoppes Master Trust
1.878% due 05/15/2014 (a)	6,000	5,967
2.210% due 08/15/2008 (a)	2,125	2,126
Chase Credit Card Master Trust
2.150% due 06/15/2009 (a)	2,000	2,010
Chase Funding Loan Acquisition Trust
2.080% due 04/25/2031 (a)	622	623
Chase Funding Mortgage Loan Asset-Backed Certificates
2.390% due 10/25/2030 (a)	10,402	10,414
CIT Group Home Equity Loan Trust
1.885% due 06/25/2033 (a)	11,257	11,265
2.265% due 12/25/2031 (a)	1,900	1,911
Citifinancial Mortgage Securities, Inc.
2.140% due 09/25/2032 (a)	1,499	1,501
2.140% due 01/25/2033 (a)	5,854	5,862
Community Program Loan Trust
4.500% due 10/01/2018	1,742	1,785
Conseco Finance Corp.
2.130% due 12/15/2029 (a)	166	166
Conseco Finance Securitizations Corp.
2.460% due 07/15/2031 (a)	18,000	18,018
2.510% due 03/15/2030 (a)	9,466	9,475
3.260% due 08/15/2033 (a)	2,050	2,099
7.350% due 10/15/2030	63	63
7.500% due 08/15/2033 (c)(k)	7,578	386
7.970% due 05/01/2032 (a)	15,700	13,182
8.200% due 02/01/2032	40,000	34,082
8.400% due 02/01/2032	7,000	2,170
8.410% due 12/15/2025	9,500	9,909
9.300% due 10/15/2030	2,000	2,131
10.550% due 09/15/2020	4,000	4,104
ContiMortgage Home Equity Loan Trust
2.010% due 09/15/2028 (a)	132	132
5.870% due 09/15/2008	62	63
Countrywide Asset-Backed Certificates
1.450% due 12/25/2034 (a)	4,543	4,546
1.800% due 12/25/2034 (a)	6,400	6,398
2.070% due 06/25/2031 (a)	27	27
2.100% due 05/25/2032 (a)	11,489	11,502
2.110% due 09/25/2031 (a)	16	16
2.290% due 06/25/2033	4,388	4,394
2.440% due 09/25/2031 (a)	9,125	9,132
Credit-Based Asset Servicing & Securitization LLC
1.955% due 08/25/2029 (a)	4,860	4,869
2.180% due 12/15/2039 (a)	9,498	9,510
2.265% due 11/25/2033 (a)	364	364
2.470% due 06/25/2032 (a)	2,166	2,177
CS First Boston Mortgage Securities Corp.
2.065% due 10/25/2032 (a)	948	948
2.365% due 04/25/2032 (a)	15,600	15,586
2.830% due 12/15/2030 (a)	19,507	19,575
Delta Funding Home Equity Loan Trust
2.170% due 09/15/2029 (a)	68	68
Denver Arena Trust
6.940% due 11/15/2019	12,596	13,177
Embarcadero Aircraft Securitization Trust
2.240% due 08/15/2025 (a)	2,125	913
2.262% due 08/15/2025 (a)(d)	9,100	14
EMC Mortgage Loan Trust
1.985% due 05/25/2040 (a)	3,266	3,273
EQCC Home Equity Loan Trust
1.920% due 10/15/2027 (a)	187	187
Equifirst Mortgage Loan Trust
2.080% due 02/25/2034 (a)	3,769	3,721
Equity One ABS, Inc.
1.725% due 07/25/2034 (a)	3,525	3,527
7.600% due 02/25/2032	4,842	5,048
Fannie Mae
8.200% due 04/25/2025	2,875	3,133
Fieldstone Mortgage Investment Corp.
2.130% due 01/25/2035 (a)	13,968	13,981
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.940% due 06/25/2034	41,246	41,214
1.960% due 07/25/2033 (a)	693	693
First International Bank
2.310% due 03/15/2027 (a)	11,985	8,324
2.340% due 04/15/2026 (a)	983	559
First Investors Auto Owner Trust
3.460% due 12/15/2008	6,354	6,376
First North American National Bank
2.080% due 07/17/2011 (a)	15,000	15,052
First Plus Home Loan Trust
7.170% due 05/10/2024	10,000	10,003
Fleet Credit Card Master Trust II
2.635% due 05/15/2008 (a)	30,500	30,510
FNF Funding X LLC
6.530% due 07/20/2007 (k)	573	554
Fremont Home Loan Trust
1.940% due 05/24/2034 (a)	3,568	3,570
GMAC Mortgage Corp. Loan Trust
2.080% due 01/25/2029 (a)	6,920	6,918
2.201% due 11/18/2025 (a)	1,101	1,104
8.450% due 03/25/2030	405	414
Green Tree Financial Corp.
6.240% due 11/01/2016	7,396	7,627
7.060% due 02/01/2031	7,000	5,866
7.400% due 06/15/2027	6,774	7,360
7.550% due 01/15/2029	616	676
8.000% due 07/15/2018	3,087	2,926
8.050% due 10/15/2027	1,038	1,135
9.100% due 04/15/2020	3,278	2,801
Green Tree Home Equity Loan Trust
7.610% due 09/15/2030	1,776	1,795
GRMT II LLC
2.061% due 06/20/2032 (a)	218	218
2.401% due 06/20/2032 (a)	3,438	3,437
7.930% due 06/20/2032	6,210	6,543
GSAMP Trust
2.011% due 03/20/2033 (a)	5,507	5,508
GSRPM Mortgage Loan Trust
2.220% due 09/25/2042 (a)(k)	14,396	14,387
Home Equity Asset Trust
1.580% due 12/25/2034 (a)	7,351	7,350
3.690% due 11/25/2032 (a)	2,000	2,005

48 Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	$13,693	$13,734
2.461% due 05/20/2032 (a)	7,243	7,257
IMC Home Equity Loan Trust
6.880% due 11/20/2028	2,800	2,798
7.520% due 08/20/2028	101	101
Impac CMB Trust
2.150% due 01/25/2034 (a)	16,455	16,476
2.220% due 03/25/2033 (a)	27,571	27,799
2.410% due 12/25/2031 (a)	5,268	5,277
Indymac Home Equity Loan Asset-Backed Trust
8.980% due 12/25/2031	334	134
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (a)	864	865
2.210% due 02/25/2012 (a)	1,697	1,701
2.360% due 06/25/2028 (a)	7,224	7,250
2.740% due 02/25/2029 (a)	3,000	3,043
7.960% due 04/25/2026	4,770	4,875
10.000% due 12/25/2004 (c)	31,204	517
Irwin Low Balance Home Equity Loan Trust
2.215% due 06/25/2021 (a)	177	177
2.740% due 06/25/2021 (a)	1,504	1,514
Keycorp Student Loan Trust
2.083% due 08/27/2025 (a)	2,054	2,068
Long Beach Mortgage Loan Trust
1.865% due 09/25/2031 (a)	209	208
2.120% due 07/25/2032 (a)	6,173	6,179
2.140% due 02/25/2034	693	694
2.160% due 06/25/2033 (a)	5,384	5,392
2.160% due 07/25/2033 (a)	10,290	10,303
2.240% due 03/25/2033 (a)	14,319	14,346
4.000% due 06/25/2033 (c)	41,780	935
MASTR Asset-Backed Securities Trust
6.000% due 04/25/2005 (c)	13,128	387
Mellon Residential Funding Corp.
6.615% due 02/25/2021	31,655	32,504
Merrill Lynch Mortgage Investors, Inc.
1.940% due 12/25/2034 (a)	1,568	1,569
2.160% due 05/25/2033 (a)	2,977	2,980
2.180% due 02/25/2034 (a)	7,697	7,710
2.200% due 11/25/2033 (a)	12,032	12,057
Mesa Trust Asset-Backed Certificates
2.240% due 12/25/2031 (a)	5,591	5,596
2.461% due 05/15/2033 (a)	4,801	4,591
2.961% due 05/15/2033 (a)	6,648	6,358
Metropolitan Asset Funding, Inc.
2.300% due 04/25/2029 (a)	154	154
Mid-State Trust
6.340% due 10/15/2036	2,781	2,937
7.340% due 07/01/2035	1,640	1,766
7.400% due 07/01/2035	70	75
7.790% due 07/01/2035	94	102
7.791% due 03/15/2038	3,832	4,274
8.330% due 04/01/2030	23,715	25,694
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.180% due 08/25/2033 (a)	7,633	7,647
Morgan Stanley Dean Witter Capital I, Inc.
1.915% due 08/25/2032 (a)	278	278
1.945% due 07/25/2032 (a)	429	430
Nextcard Credit Card Master Note Trust
3.410% due 12/15/2006 (a)	5,300	3,144
Novastar Home Equity Loan
2.100% due 09/25/2031 (a)	1,359	1,361
2.115% due 04/25/2028 (a)	944	945
NPF XII, Inc.
2.200% due 12/01/2003 (d)(k)	13,800	1,508
2.285% due 11/01/2004 (a)(d)(k)	6,000	0
2.463% due 11/01/2024 (a)(d)(k)	3,000	325
6.028% due 03/01/2004 (a)(d)(k)	4,000	0
7.045% due 10/01/2003 (d)(k)	49,000	5,255
7.345% due 10/01/2003 (d)(k)	1,700	0
Oakwood Mortgage Investors, Inc.
2.135% due 03/15/2018 (a)	2,629	2,394
7.500% due 01/15/2021	4,000	4,109
Ocwen Mortgage Loan Asset-Backed Certificates
2.150% due 10/25/2029 (a)	108	108
2.290% due 04/25/2029 (a)	893	894
2.520% due 03/25/2031 (a)	628	629
Option One Mortgage Loan Trust
2.090% due 10/25/2032 (a)	7,963	7,972
2.140% due 01/25/2032 (a)	1,774	1,777
2.220% due 12/26/2029 (a)	118	118
2.410% due 10/12/2032 (a)	27,625	27,689
Origen Manufactured Housing
2.020% due 10/15/2013 (a)	10,692	10,640
7.650% due 03/15/2032	13,200	12,690
Preferred Credit Corp.
7.590% due 07/25/2026	1,467	1,465
Provident Bank Home Equity Loan Trust
2.060% due 04/25/2029 (a)	183	182
7.180% due 04/25/2013	27	27
Providian Master Trust
7.490% due 08/17/2009	9,565	9,703
Quest Trust
2.280% due 09/25/2034 (k)	15,000	14,998
2.490% due 09/24/2034 (k)	10,000	10,009
Renaissance Home Equity Loan Trust
2.340% due 12/25/2033 (a)	14,391	14,461
2.640% due 08/25/2032 (a)	3,000	3,020
3.000% due 11/25/2005 (c)	13,353	279
Residential Asset Mortgage Products, Inc.
1.394% due 11/25/2042 (a)	29,440	28,955
1.950% due 12/25/2022 (a)	14,859	14,868
1.987% due 09/25/2013 (a)	10,000	9,996
2.010% due 08/25/2022 (a)	7,550	7,555
8.000% due 03/25/2030	235	242
8.000% due 09/25/2030	10,931	11,350
8.360% due 06/25/2030	7,194	7,396
Residential Asset Securities Corp.
1.865% due 07/25/2032 (a)	19,085	19,082
1.915% due 06/25/2032 (a)	309	309
1.960% due 08/25/2013 (a)	22,557	22,571
1.960% due 06/25/2025 (a)	3,595	3,597
1.960% due 01/25/2032	32,125	32,146
2.080% due 03/25/2034	890	891
2.165% due 09/25/2031 (a)	21,000	21,037
5.810% due 09/25/2029 (a)	9	9
Residential Funding Mortgage Securities II, Inc.
1.940% due 03/25/2018 (a)	22,430	22,444
7.850% due 12/25/2024	4,789	4,897
8.350% due 03/25/2025	946	978
11.000% due 09/25/2005 (c)	3,000	224
Residential Mortgage Loan Trust
3.375% due 09/25/2029 (a)	1,008	1,009
Salomon Brothers Mortgage Securities VII, Inc.
2.265% due 10/25/2028 (a)	1,723	1,716
2.515% due 01/25/2032 (a)	5,209	5,239
3.260% due 11/15/2029 (a)	14,600	14,802
6.930% due 08/25/2028	1,704	1,771
Saxon Asset Securities Trust
2.090% due 03/25/2032 (a)	7,036	7,040
5.250% due 05/25/2005 (c)	15,542	386
Sears Credit Account Master Trust
2.290% due 10/18/2011	30,500	30,663
SLM Student Loan Trust
2.210% due 07/25/2016 (a)	17,907	18,029
SMS Student Loan Trust
2.316% due 10/27/2025 (a)	1,018	1,020
Specialty Underwriting & Residential Finance
2.180% due 01/25/2034 (a)	11,235	11,251
SSB RV Trust
4.740% due 02/15/2013	565	569
Structured Asset Securities Corp.
1.740% due 05/25/2034 (a)	21,928	21,942
1.940% due 04/25/2033 (a)	2,761	2,762
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006	332	340
Terwin Mortgage Trust
2.140% due 04/25/2035 (a)	17,962	17,967
2.420% due 09/25/2033 (a)	634	634
TMI Home Loan Trust
7.560% due 06/25/2024 (k)	594	546
Triton Aviation Finance
4.238% due 06/15/2025 (a)(k)	4,500	5
Truman Capital Mortgage Loan Trust
7.750% due 01/25/2034 (c)	51,200	542
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 (d)	2,500	1,742
Union Acceptance Corp.
7.540% due 10/10/2006	5,973	6,010
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	336	336
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	198	218

Total Asset-Backed Securities (Cost $1,470,396)		1,376,883

SHORT-TERM INSTRUMENTS 39.1%

Certificates of Deposit 2.9%

Citibank New York N.A.
1.660% due 11/23/2004	97,800	97,800
1.750% due 12/07/2004	3,500	3,500
1.805% due 12/10/2004	50,300	50,300
1.920% due 12/29/2004	19,000	19,000
Wells Fargo Bank N.A.
1.620% due 10/06/2004	3,600	3,600

		174,200

Commercial Paper 34.3%

Danske Corp.
1.850% due 12/27/2004	73,400	73,060
1.940% due 01/31/2005	98,200	97,540
Fannie Mae
1.180% due 11/01/2004	76,300	76,196
1.431% due 10/06/2004	13,600	13,597
1.455% due 10/06/2004	39,600	39,592
1.470% due 11/22/2004	97,400	97,179
1.526% due 10/20/2004	34,000	33,972
1.530% due 10/20/2004	11,400	11,391
1.594% due 12/01/2004	50,700	50,540
1.682% due 11/08/2004	69,500	69,375
1.690% due 11/08/2004	1,900	1,897
1.693% due 11/08/2004	40,200	40,127
1.723% due 12/08/2004	5,700	5,680
1.725% due 12/08/2004	55,600	55,403
1.739% due 12/08/2004	50,600	50,420
1.760% due 12/08/2004	27,500	27,402
1.774% due 12/15/2004	400	399
Freddie Mac
1.456% due 10/12/2004	3,800	3,798
1.470% due 10/12/2004	207,700	207,607
1.520% due 10/13/2004	38,100	38,081
1.530% due 10/15/2004	14,000	13,992
1.537% due 11/12/2004	48,500	48,412
1.540% due 11/08/2004	97,200	97,042
1.545% due 10/25/2004	104,800	104,691
1.545% due 11/12/2004	97,400	97,224
1.560% due 10/20/2004	38,100	38,069
1.570% due 11/15/2004	35,800	35,730
1.579% due 11/22/2004	27,500	27,437
Rabobank USA Financial Corp.
1.860% due 10/01/2004	156,100	156,100
Royal Bank of Scotland PLC
1.780% due 12/10/2004	90,700	90,368

See accompanying notes | 09.30.04 | Semi-Annual Report 49

Schedule of Investments (Cont.)

Mortgage Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
TotalFinaElf Capital S.A.
1.880% due 10/01/2004	$156,100	$156,100
UBS Finance, Inc.
1.570% due 10/25/2004	10,200	10,189
1.675% due 11/24/2004	22,300	22,244
1.690% due 11/29/2004	5,300	5,285
1.835% due 12/22/2004	34,400	34,251
1.850% due 12/21/2004	72,200	71,890
1.940% due 01/25/2005	27,500	27,325

		2,029,605

Repurchase Agreement 1.7%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Bond 10.375% due 11/15/2012 valued at $1,553; due 11/15/2009 valued at $102,001. Repurchase proceeds are $101,524.)	101,520	101,520

U.S. Treasury Bills 0.2%

1.634% due 12/02/2004-12/16/2004 (e)(f)(g)	9,790	9,751

Total Short-Term Instruments (Cost $ 2,315,179)		2,315,076

Total Investments 154.6% (Cost $ 9,210,369)		$9,146,085

Written Options (h) (0.0%) (Premiums $3,208)		(1,550)

Other Assets and Liabilities (Net) (54.6%)		(3,227,741)

Net Assets 100.0%		$5,916,794

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal only security.
(c)	Interest only security.
(d)	Security is in default.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $7,226 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Securities with an aggregate market value of $1,037 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note Long Futures	12/2004	154	$62
Eurodollar December Long Futures	12/2005	1,000	(63)

			$(1)

(h)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$111,000	$1,865	$1,290
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	111,000	1,343	260

						$3,208	$1,550

*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(i)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2006	$36,600	$90
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	52,600	495
Goldman Sachs & Co.	3-month LIBOR	Receive	5.000%	12/15/2014	143,600	(10,034)
Lehman Brothers, Inc.	3-month LIBOR with 6.150% interest rate cap	Receive	Premium amount of $ 2,211	10/01/2011	39,000	(1,216)
Lehman Brothers, Inc.	3-month LIBOR	Receive	5.000%	12/15/2014	8,800	92
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009	152,500	6,308

						$(4,265)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$3,700	$0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	18,450	0
Wachovia Bank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.400%	03/01/2005	16,450	0
Citibank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.350%	04/01/2005	15,500	0

					$0

(j)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	11/15/2034	$62,000	$61,051	$61,051

(k)	The aggregate value of fair valued securities is $56,410, which is 0.95% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

50 Semi-Annual Report | 09.30.04 | See accompanying notes

Schedule of Investments

Municipal Sector Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 96.1%

Alaska 0.9%

Anchorage, Alaska General Obligation Bonds, (AMBAC Insured), Series 2004-B
5.000% due 12/01/2013	$3,615	$4,019

Arizona 2.2%

Maricopa County, Arizona Elementary School District No. 68 General Obligation Bonds, (FGIC Insured), Series 2004
5.000% due 07/01/2014	1,470	1,638
Northern Tobacco Securitization Bonds, Series 2000
6.500% due 06/01/2031	1,500	1,384
Pima County, Arizona General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2012	3,850	4,282
Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds, (FGIC Insured), Series 2004
5.000% due 07/01/2011	2,620	2,909

		10,213

Arkansas 1.1%

Arkansas State General Obligation Bonds, Series 2001-A
5.250% due 08/01/2010	1,500	1,682
University of Central Arkansas Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 11/01/2011	410	449
5.000% due 11/01/2012	430	469
5.000% due 11/01/2013	450	490
University of Central Arkansas Revenue Bonds, (FGIC Insured), Series 2004-C
5.000% due 11/01/2010	410	454
5.000% due 11/01/2011	430	471
5.000% due 11/01/2012	450	491
5.000% due 11/01/2013	475	517

		5,023

California 7.7%

Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,197
California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011	5,500	6,133
5.250% due 07/01/2013	2,000	2,269
5.250% due 07/01/2013	8,000	9,014
California State Polytechnic University Revenue Bonds, Series 1972
5.250% due 01/01/2010	1,500	1,662
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	3,500	3,313
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,582
Orange County, California Sanitation District Certificate of Participation Bonds, (FGIC Insured), Series 2003
5.250% due 02/01/2030	900	939
Southern California Public Power Authority Transmission Project Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	5,561

		35,670

Colorado 1.1%

Adams & Arapahoe Joint School District No. 28J General Obligation Bonds, (FSA Insured), Series 2004
5.250% due 12/01/2011	2,250	2,543
Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,205
El Paso County, Colorado Single Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,282

		5,030

Connecticut 1.4%

University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
8.280% due 01/15/2011 (a)	5,380	6,557

Florida 4.1%

Florida State Environmental Protection Preservation Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 07/01/2010	1,335	1,494
Florida State Environmental Protection Preservation Revenue Bonds, (FGIG Insured), Series 2003-A
5.000% due 07/01/2010	400	442
Hillsborough County, Florida Utility Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 08/01/2011	3,250	3,718
Jacksonville Electric Authority, Florida, St. John River Power Park Revenue Bonds, Series 2002
5.250% due 10/01/2010	5,000	5,575
Leon County School District Sales Tax Revenue Bonds, (FSA Insured), Series 2003
5.250% due 07/01/2011	2,700	3,043
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002-B
0.000% due 10/01/2014	7,000	4,704

		18,976

Georgia 0.2%

Georgia State General Obligation Bonds, Series 2002-B
5.000% due 05/01/2020	1,000	1,069

Hawaii 0.9%

Hawaii State General Obligation Bonds, (MBIA Insured), Series 2003-D
5.000% due 09/01/2010	3,770	4,177

Illinois 8.1%

Boone & Winnebago Counties, Illinois Community Unit School District No. 200 General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 01/01/2012	1,120	846
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	585
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2004-A
5.000% due 01/01/2034	4,000	4,074
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2007 (b)	5,965	4,665
Chicago, Illinois Neighborhood Alive 21 Program General Obligation Bonds, (AMBAC Insured), Series 1993
5.000% due 01/01/2012	5,000	5,533
Illinois Development Finance Authority Revenue Bonds, (MBIA Insured), Series 1991
0.000% due 07/15/2025	10,000	3,400
Illinois Educational Facilities Authority Revenue Bonds, (FGIC Insured), Series 1993
5.750% due 07/01/2012	4,000	4,114
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	812
Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	1,510	1,613
Illinois State General Obligation Bonds, Series 2003 - A
5.000% due 10/01/2010	2,375	2,621
Illinois State General Obligation Bonds, Series 2004-B
5.000% due 03/01/2013	1,200	1,328
Illinois State Sales Tax Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/15/2011	3,145	3,476
Lake Cook, Dane & McHenry Counties Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	3,059
Sangamon County School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	2,000	1,689

		37,815

Indiana 5.0%

Ball State University, Indiana University Revenue Bonds, (FSA Insured), Series 2004-L
5.250% due 07/01/2015	1,115	1,261
5.500% due 07/01/2020	475	553
Elkhart, Indiana Community Schools Building Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 08/15/2013	1,000	1,109
Fairfield School Building Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2024	2,850	2,957
Indiana Bond Bank Revenue Bonds, (MBIA Insured), Series 2003-E
5.000% due 09/01/2025	2,000	2,060
Indiana Bond Bank Special Program Revenue Bonds (Whiting Sanitary District), (MBIA Insured), Series 2003-C
5.000% due 01/25/2016	1,320	1,440
Indiana State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 07/01/2030	1,475	1,502
Indiana Transportation Finance Authority Highway Revenue Bonds, (FSA Insured), Series 2003-A
5.250% due 06/01/2013	1,000	1,126

See accompanying notes | 09.30.04 | Semi-Annual Report 51

Schedule of Investments (Cont.)

Municipal Sector Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Lawrence Township Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/15/2011	$735	$809
5.000% due 01/15/2012	425	469
5.000% due 01/15/2013	450	496
Merrillville Multi School Building Corp. Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021	2,000	2,076
Southmont, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/15/2011	445	496
5.250% due 01/15/2012	540	605
5.250% due 07/15/2012	475	534
5.250% due 01/15/2013	645	723
Tri Creek School Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/15/2018	1,700	1,829
5.000% due 07/15/2019	1,790	1,917
Wayne Township School Building Corp., Indiana Revenue Bonds, (FGIC Insured), Series 2003-B
5.000% due 07/15/2012	1,100	1,218

		23,180

Iowa 0.1%

Iowa State General Obligation Bonds, Series 2002
5.000% due 06/01/2020	500	532

Kansas 1.3%

Kansas State Department of Transportation, State Highway Revenue Refunding Bonds, Series 2003
8.220% due 09/01/2011 (a)	5,000	6,159

Kentucky 1.2%

Kentucky State Property & Buildings Commission Revenue Bonds, (FSA Insured), Series 2004
5.250% due 10/01/2013	5,000	5,674

Louisiana 1.6%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,560	2,186
9.341% due 05/15/2039 (a)	7,410	5,424

		7,610

Maine 0.9%

Maine Turnpike Authority Revenue Bonds, Series 2000
5.750% due 07/01/2028	1,000	1,104
University of Maine System Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 03/01/2011	2,815	3,123

		4,227

Massachusetts 9.0%

Commonwealth of Massachusetts General Obligation Bonds (FSA Insured), Series 2002
5.500% due 11/01/2011	200	228
Commonwealth of Massachusetts, General Obligation Bonds, (FSA Insured), Series 2003
9.240% due 11/01/2010 (a)	7,500	9,549
Commonwealth of Massachusetts, General Obligation Bonds, (MBIA Insured), Series 2004
8.240% due 08/01/2011 (a)	10,000	12,294
Massachusetts Bay Transportation Authority Revenue Bonds, (Massachusetts State Insured), Series 2000
8.260% due 03/01/2028 (a)	500	509
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2002-A
5.250% due 07/01/2016	4,930	5,582
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034	5,000	5,080
Massachusetts State General Obligation Bonds, (AMBAC Insured), Series 2004-A
5.500% due 08/01/2030	500	564
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2003-H
5.000% due 07/01/2028	1,285	1,319
Massachusetts State Revenue Bonds, (MBIA Insured), Series 2001
5.500% due 11/01/2012	5,000	5,755
Massachusetts State Water Residential Authority Revenue Bonds, (MBIA Insured), Series 1995
4.750% due 12/01/2021	700	710

		41,590

Michigan 5.4%

Detroit, Michigan Sewage Disposal System Senior Lien Revenue Bonds, (FSA Insured), Series 2004-C
5.250% due 07/01/2022	1,000	1,129
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-B
5.000% due 07/01/2034	200	204
Michigan Local Government Loan Program Municipal Bond Authority Revenue Bonds, Series 2003-C
5.000% due 05/01/2012	5,430	6,052
Michigan State Building Authority Revenue Bonds, (MBIA Insured), Series 2004
8.220% due 10/15/2020 (a)	4,953	5,612
Michigan State Clean Initiative Program General Obligation Bonds, Series 2001
5.000% due 11/01/2011	1,400	1,559
Rochester Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,500	1,672
Troy, Michigan City School District General Obligation Bonds, (Q-SBLF Insured), Series 2004
5.000% due 05/01/2013	7,840	8,723

		24,951

Minnesota 1.4%

Minnesota State General Obligation Bonds, Series 2004
8.220% due 10/01/2009 (a)	5,175	6,305

Mississippi 0.6%

Mississippi Housing Finance Corp. Single Family Mortgage Purchase Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	2,651

Nevada 0.5%

Las Vegas Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2025	2,085	2,154

New Hampshire 0.5%

New Hampshire Health & Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 07/01/2020	2,000	2,209

New Jersey 6.1%

New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	2,980	2,891
New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004-A
5.250% due 07/01/2034	2,000	2,099
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	4,285	4,981
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,325	1,157
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	8,000	7,437
New Jersey Transportation Trust Fund Authority Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 06/15/2009	2,500	2,747
5.250% due 06/15/2013	6,000	6,791

		28,103

New York 9.6%

Empire State Development Corp. Correctional & Youth Facilities Service Contract Revenue Bonds, Series 2003
5.250% due 01/01/2021	5,000	5,469
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2004-A
5.250% due 08/15/2010	5,000	5,589
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
7.700% due 08/15/2022 (a)	750	785
New York State Dormitory Authority Revenue Bonds, (MBIA-IBC Insured), Series 2000
9.240% due 07/01/2025 (a)	1,500	1,648
New York State General Obligation Bonds, Series 2003
5.750% due 03/01/2014	2,000	2,292
New York State Thruway Authority Local Highway & Bridge Service Contract Revenue Bonds, Series 2003-A
5.000% due 03/15/2010	2,250	2,460
New York State Thruway Authority Revenue Bonds, (Gov. of Authority Insured), Series 2000
8.200% due 01/01/2025 (a)	700	729
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, (MBIA Insured), Series 2003-A
5.250% due 04/01/2012	600	677
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003-A1
5.500% due 06/01/2017	10,000	10,917
New York, New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, (MBIA-IBC Insured), Series 2001-C
5.125% due 06/15/2033	4,090	4,212
New York, New York General Obligation Bonds, (MBIA Insured), Series 2001
8.490% due 05/15/2029 (a)(d)	5,915	6,245
New York, New York General Obligation Bonds, Series 2004
5.000% due 08/01/2010	2,000	2,183

52 Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
New York, New York Transitional Financial Authority Revenue Bonds, Series 2000
9.240% due 11/01/2024 (a)	$1,000	$1,171

		44,377

North Carolina 4.0%

New Hanover County General Obligation Bonds, Series 2004
5.000% due 11/01/2011	3,845	4,288
North Carolina State General Obligation Bonds, Series 2001
8.440% due 09/01/2017 (a)	4,000	5,079
North Carolina State General Obligation Bonds, Series 2003-B
5.000% due 04/01/2013	8,000	8,975

		18,342

Ohio 0.8%

Columbus, Ohio School District, School Facilities Construction & Improvement General Obligation Bonds, Series 2003
5.000% due 12/01/2010	1,380	1,532
Franklin County General Obligation Bonds, Series 2003
5.000% due 06/01/2011	2,150	2,394

		3,926

Pennsylvania 1.9%

Pennsylvania State General Obligation Bonds, Series 2001
7.670% due 12/01/2017 (a)	6,750	7,595
Pittsburgh Water & Sewer System Authority Revenue Bonds, (FSA Insured), Series 2000
8.400% due 09/01/2021 (a)	1,000	1,084

		8,679

Puerto Rico 0.2%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	700	812

Rhode Island 0.5%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,406

South Carolina 1.2%

Charleston County, South Carolina Certificate of Participation Bonds, (MBIA Insured), Series 2004
5.000% due 06/01/2011	1,295	1,446
Lexington County, South Carolina Health Services District, Inc. Hospital Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,531
Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001-B
6.375% due 05/15/2030	3,000	2,761

		5,738

Tennessee 1.8%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 12/01/2012	2,000	2,222
8.220% due 12/01/2010 (a)	5,150	6,220

		8,442

Texas 7.3%

Arlington Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.200% due 02/15/2024 (a)	750	782
Austin, Texas Utility System Revenue Bonds, (MBIA Insured), Series 1992-A
0.000% due 11/15/2010	3,745	3,031
Garland, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.375% due 02/15/2012	100	109
Houston Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
7.720% due 02/15/2026 (a)	750	748
Houston, Texas Public Improvement & Refunding General Obligation Bonds, Series 2002
5.000% due 03/01/2012	3,280	3,632
Houston, Texas Water & Sewer System Revenue Bonds, (AMBAC Insured), Series 1991-C
0.000% due 12/01/2009	1,750	1,487
Lubbock Health Facilities Development Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	618
Metropolitan Government of Nashville & Davidson County General Obligation Refunding Bonds, (MBIA - IBC Insured), Series 2003
8.220% due 10/15/2010 (a)	5,000	6,078
San Antonio, Texas Electric & Gas Revenue Refunding Bonds, Series 2003
8.720% due 02/01/2011 (a)	3,000	3,721
San Antonio, Texas General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 02/01/2012	2,445	2,705
San Antonio, Texas General Obligation Bonds, Series 2001
5.000% due 08/01/2010	50	56
5.000% due 08/01/2010	2,750	3,031
Sheldon Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2025	2,400	2,461
University of Texas Revenue Financing Refunding System, Revenue Bonds, Series 2004-B
5.250% due 08/15/2011	5,000	5,630

		34,089

Utah 0.5%

Utah State General Obligation Bonds, Series 2002
5.375% due 07/01/2011	2,000	2,277

Virginia 1.1%

Portsmouth, Virginia General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2013	4,755	5,337

Washington 2.4%

Energy Northwest Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	3,845	4,267
Port of Seattle Revenue Bonds, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,055
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2012	6,080	4,409
Washington State Public Power Supply System Nuclear Project No. 2 Revenue Bonds, (FGIC Insured), Series 1994-A
0.000% due 07/01/2009	1,850	1,582

		11,313

West Virginia 0.5%

Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,137

Wisconsin 3.0%

Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
6.125% due 06/01/2027	1,000	956
Fond Du Lac, Wisconsin School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 04/01/2013	1,065	1,184
Wisconsin Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.600% due 05/01/2011	1,150	1,202
4.700% due 11/01/2012	40	40
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	2,000	2,223
11.455% due 05/01/2011 (a)	5,625	7,454
Wisconsin State Transportation Revenue Bonds, Series 1993
5.000% due 07/01/2011	1,000	1,104

		14,163

Total Municipal Bonds & Notes (Cost $ 442,303)		445,932

U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Security (c)
3.375% due 01/15/2007	478	511

Total U.S. Treasury Obligations (Cost $ 482)		511

SHORT-TERM INSTRUMENTS 1.9%

Commercial Paper 1.8%

Fannie Mae
1.723% due 12/08/2004	200	199
1.780% due 12/15/2004	2,700	2,689
1.819% due 12/22/2004	5,600	5,576

		8,464

Repurchase Agreement 0.0%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by Fannie Mae 2.750% due 08/11/2006 valued at $206. Repurchase proceeds are $199.)	199	199

U.S. Treasury Bills 0.1%

1.602% due 12/02/2004	280	279

Total Short-Term Instruments (Cost $8,944)		8,942

Total Investments 98.1% (Cost $451,729)		$455,385

Other Assets and Liabilities (Net) 1.9%		8,756

Net Assets 100.0%		$464,141

See accompanying notes | 09.30.04 | Semi-Annual Report 53

Schedule of Investments (Cont.)

Municipal Sector Portfolio

September 30, 2004 (Unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	Variable rate security.
(b)	Security becomes interest bearing at a future date.
(c)	Principal amount of security is adjusted for inflation.
(d)	Restricted security as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001	08/28/2001	$5,995	$6,245	1.35%

54 Semi-Annual Report | 09.30.04 | See accompanying notes

Schedule of Investments

Real Return Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.8%

Banking & Finance 2.2%

Countrywide Home Loans, Inc.
1.820% due 02/23/2005 (a)		$5,700	$5,699
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)		6,200	6,204
General Motors Acceptance Corp.
2.135% due 05/18/2006 (a)		400	401
Morgan Stanley Dean Witter & Co.
6.100% due 04/15/2006		245	257
National Australia Bank Ltd.
1.883% due 05/19/2010 (a)		200	200
Travelers Property Casualty Corp.
3.750% due 03/15/2008		800	807
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)		8,400	8,397
Vita Capital Ltd.
2.950% due 01/01/2007 (a)		3,600	3,622

			25,587

Industrials 0.0%

DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005		300	311

Utilities 0.6%

British Telecom PLC
7.875% due 12/15/2005		250	265
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		640	709
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)		5,500	5,528

			6,502

Total Corporate Bonds & Notes (Cost $32,333)			32,400

MUNICIPAL BONDS & NOTES 0.4%

Badger Tobacco Asset Securitization Corp. Revenue Bond, Series 2002
6.375% due 06/01/2032		1,000	918
California County, California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		300	274
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		1,000	1,118
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		300	334
New Jersey State Tobacco Settlement Financing Corp. Revenue Bond, Series 2003
6.750% due 06/01/2039		500	480
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	471
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		1,200	1,166

Total Municipal Bonds & Notes (Cost $ 4,634)			4,761

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
3.433% due 09/01/2018 (a)		144	147
Government National Mortgage Association
6.500% due 05/15/2026-06/15/2028 (b)		182	193

Total U.S. Government Agencies (Cost $335)			340

U.S. TREASURY OBLIGATIONS 109.5%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014		210,244	215,344
2.000% due 07/15/2014		12,962	13,254
2.375% due 01/15/2025		62,702	65,340
3.000% due 07/15/2012		159,018	176,131
3.375% due 01/15/2007 (d)		95,528	102,092
3.375% due 01/15/2012		44,588	50,537
3.500% due 01/15/2011		43,314	49,037
3.625% due 01/15/2008		210,151	230,535
3.625% due 04/15/2028		88,978	112,926
3.875% due 01/15/2009		97,344	109,615
3.875% due 04/15/2029		65,789	87,284
4.250% due 01/15/2010		62,777	72,878

Total U.S. Treasury Obligations (Cost $1,258,717)			1,284,973

MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns Adjustable Rate Mortgage Trust
3.730% due 11/25/2030 (a)		1,077	1,080

Total Mortgage-Backed Securities (Cost $1,075)			1,080

ASSET-BACKED SECURITIES 0.6%

Bear Stearns Asset-Backed Securities, Inc.
2.290% due 07/25/2033 (a)		957	959
Redwood Capital Ltd.
3.900% due 01/01/2006 (a)		4,900	4,941
Residential Asset Securities Corp.
2.140% due 01/25/2034 (a)		385	385
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)		700	700

Total Asset-Backed Securities (Cost $6,941)			6,985

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.3%

Caisse d’Amortissement de la Dette Sociale
3.800% due 07/25/2006	EC	10	14
Pylon Ltd.
3.619% due 12/18/2008 (a)		3,200	4,107
Republic of France
3.000% due 07/25/2012		5,794	7,984
Republic of Italy
2.150% due 09/15/2014		2,049	2,618

Total Foreign Currency-Denominated Issues (Cost $12,937)			14,723

SHORT-TERM INSTRUMENTS 2.8%

Commercial Paper 2.3%

Rabobank USA Financial Corp.
1.860% due 10/01/2004		$17,900	17,900
UBS Finance, Inc.
1.940% due 01/25/2005		9,000	8,943

			26,843

Repurchase Agreement 0.3%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Bond 10.375% due 11/15/2012 valued at $3,672. Repurchase proceeds are $3,596.)		3,596	3,596

U.S. Treasury Bills 0.2%

1.644% due 12/16/2004 (d)(f)		2,955	2,943

Total Short-Term Instruments (Cost $33,384)			33,382

Total Investments 117.5% (Cost $1,350,356)			$1,378,644

Written Options (e) (0.0%) (Premiums $1,597)			(3)

Other Assets and Liabilities (Net) (17.5%)			(205,584)

Net Assets 100.0%			$1,173,057

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $2,574 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	183	$(5)
Euro-Bund 10-Year Note Long Futures	12/2004	119	96
U.S. Treasury 10-Year Note Long Futures	12/2004	1,254	57

			$148

See accompanying notes | 09.30.04 | Semi-Annual Report 55

Schedule of Investments (Cont.)

Real Return Portfolio

September 30, 2004 (Unaudited)

(e) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/07/2004	$45,200	$497	$3
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	3.800	%**	10/07/2004	44,800	390	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.500	%*	10/07/2004	45,200	271	0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	6.000	%*	10/07/2004	44,800	439	0

						$1,597	$3

*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3-month LIBOR.
(f)	Securities with an aggregate market value of $498 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(g)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	1,400	$13
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		1,600	7
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		1,100	13
Bank of America	3-month LIBOR	Receive	6.000%	12/18/2033		$10,700	(82)
Barclays Bank PLC	3-month LIBOR	Receive	5.000%	12/15/2014		12,500	(159)
Goldman Sachs & Co.	3-month LIBOR	Receive	6.000%	12/18/2033		10,400	(101)
J.P. Morgan Chase & Co.	3-month LIBOR	Receive	4.000%	12/15/2009		4,000	(169)
UBS Warburg LLC	3-month LIBOR	Receive	6.000%	12/18/2033		14,900	(253)

							$(731)

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par		Value	Proceeds
Republic of Italy	4.250	08/01/2014	EC	5,000	$6,287	$6,114
U.S. Treasury Note	3.625	05/15/2013		$2,000	1,952	1,933
U.S. Treasury Note	4.250	08/15/2013		26,300	26,702	26,619
U.S. Treasury Note	4.250	11/15/2013		35,700	36,171	36,140

					$71,112	$70,806

(i)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EC	8,179	10/2004	$0	$(237)	$(237)

56 Semi-Annual Report | 09.30.04 | See accompanying notes

Schedule of Investments

Short-Term Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 12.9%

Banking & Finance 5.6%

Deutsche Telekom International Finance BV
7.750% due 06/15/2005	$24,830	$25,794
Duke Capital Corp.
7.250% due 10/01/2004	2,500	2,500
First Union National Bank
6.180% due 02/15/2036	600	661
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)	120	120
7.500% due 03/15/2005	9,905	10,124
6.750% due 05/15/2005	1,500	1,537
7.600% due 08/01/2005	12,755	13,248
General Motors Acceptance Corp.
2.880% due 10/20/2005 (a)	25,820	26,031
Goldman Sachs Group, Inc.
1.980% due 07/23/2009 (a)	12,100	12,134
Household Finance Corp.
6.700% due 11/15/2005	10,140	10,568
National Rural Utilities Cooperative Finance Corp.
5.500% due 01/15/2005	1,267	1,278
Newcourt Credit Group, Inc.
6.875% due 02/16/2005	6,550	6,661
State Street Capital Trust II
2.211% due 02/15/2008 (a)	4,000	4,023
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	22,850	22,843

		137,522

Industrials 2.4%

Alcan, Inc.
2.100% due 12/08/2004 (a)	9,370	9,370
AOL Time Warner, Inc.
5.625% due 05/01/2005	1,200	1,222
Consolidated Natural Gas Co.
7.375% due 04/01/2005	2,330	2,386
Cox Radio, Inc.
6.625% due 02/15/2006	450	471
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	2,500	2,537
7.750% due 06/15/2005	175	181
2.342% due 09/10/2007 (a)	12,500	12,524
Duke Energy Field Services LLC
7.500% due 08/16/2005	3,700	3,845
Halliburton Co.
3.120% due 10/17/2005 (a)	5,910	5,963
2.410% due 01/26/2007 (a)	4,490	4,495
Kraft Foods, Inc.
1.960% due 11/26/2004 (a)	11,000	10,998
Time Warner, Inc.
7.750% due 06/15/2005	775	800
Tyco International Group S.A.
5.875% due 11/01/2004	2,133	2,139
6.375% due 06/15/2005	1,260	1,293
Weyerhaeuser Co.
5.500% due 03/15/2005	1,350	1,368

		59,592

Utilities 4.9%

AEP Texas Central Co.
3.000% due 02/15/2005	9,000	9,018
Appalachian Power Co.
4.800% due 06/15/2005	1,190	1,206
Dominion Resources, Inc.
7.625% due 07/15/2005	5,200	5,400
Entergy Gulf States, Inc.
2.810% due 06/18/2007 (a)	7,450	7,489
3.600% due 06/01/2008	8,850	8,756
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	2,000	2,068
Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,343
Ohio Power Co.
6.730% due 11/01/2004	1,200	1,204
Pacific Gas & Electric Co.
2.705% due 04/03/2006 (a)	3,750	3,754
Pepco Holdings, Inc.
2.511% due 11/15/2004 (a)	4,000	3,999
3.750% due 02/15/2006	7,867	7,940
Progress Energy, Inc.
6.750% due 03/01/2006	3,006	3,158
SBC Communications, Inc.
4.250% due 06/05/2021	21,690	21,951
Southwestern Electric Power
4.500% due 07/01/2005	4,720	4,781
Sprint Capital Corp.
7.900% due 03/15/2005 (a)	26,000	26,639
TXU Energy Co. LLC
2.370% due 01/17/2006 (a)	5,830	5,845

		119,551

Total Corporate Bonds & Notes (Cost $316,009)		316,665

U.S. GOVERNMENT AGENCIES 2.8%

Fannie Mae
1.880% due 08/25/2043	2,792	2,790
1.960% due 03/25/2034 (a)	3,653	3,636
2.240% due 06/25/2032 (a)	147	148
2.993% due 09/25/2023-10/25/2023 (a)(c)	682	699
3.500% due 04/25/2017	10,206	10,250
3.614% due 05/01/2036 (a)	3,802	3,885
3.858% due 11/01/2025 (a)	446	459
3.906% due 05/01/2036 (a)	8	8
4.099% due 05/01/2036 (a)	467	479
4.411% due 07/01/2029 (a)	187	191
5.143% due 12/01/2040 (a)	1,361	1,401
5.183% due 04/01/2033 (a)	215	220
5.531% due 06/01/2032 (a)	1,071	1,087
5.750% due 12/25/2008	2,286	2,295
6.500% due 06/01/2006-12/25/2042 (c)	1,165	1,232
6.970% due 09/01/2029 (a)	786	800
7.109% due 11/01/2006	2,623	2,763
7.270% due 05/01/2010	1,049	1,185
7.381% due 06/01/2030 (a)	397	409
7.480% due 02/01/2010	748	850
7.500% due 05/01/2028-09/01/2030 (c)	708	761
7.926% due 05/01/2030 (a)	84	87
8.000% due 10/01/2026	418	457
9.000% due 04/01/2020-01/01/2026 (c)	690	776
9.500% due 07/01/2021-06/01/2025 (c)	649	734
Freddie Mac
3.427% due 03/01/2030 (a)	621	637
5.000% due 09/15/2016	289	295
5.500% due 02/15/2016- 08/15/2030 (c)	1,419	1,429
5.641% due 11/01/2031 (a)	2,627	2,709
5.891% due 07/01/2019 (a)	28	29
6.000% due 10/01/2033	974	1,007
6.250% due 03/15/2028	10,000	10,336
6.500% due 05/01/2006	63	65
7.250% due 06/15/2007	25	25
Government National Mortgage Association
2.161% due 06/20/2032 (a)	578	579
2.178% due 02/16/2032 (a)	768	770
2.211% due 06/20/2030 (a)	150	151
2.278% due 04/16/2032 (a)	572	576
3.000% due 09/20/2029 (a)	1,658	1,666
3.250% due 01/20/2030 (a)	101	101
3.375% due 01/20/2027 (a)	2,976	3,003
3.500% due 10/20/2029 (a)	8,001	8,081
4.750% due 07/20/2026 (a)	99	100
5.500% due 02/20/2028	371	371
6.000% due 01/15/2032-03/15/2032 (c)	86	89
8.500% due 12/20/2026-11/20/2027 (c)	186	204

Total U.S. Government Agencies (Cost $ 70,295)		69,825

U.S. TREASURY OBLIGATIONS 8.8%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	3,467	3,705
3.625% due 01/15/2008	66,464	72,911
3.875% due 01/15/2009	3,511	3,954
U.S. Treasury Notes
2.750% due 07/31/2006	12,400	12,450
11.750% due 02/15/2010	118,900	123,150

Total U.S. Treasury Obligations (Cost $215,832)		216,170

MORTGAGE-BACKED SECURITIES 6.9%

Ameriquest Mortgage Securities, Inc.
2.320% due 02/25/2034 (a)	3,435	3,424
Bank of America Mortgage Securities, Inc.
5.660% due 10/20/2032 (a)	3,682	3,737
6.500% due 02/25/2033	3,375	3,424
Bear Stearns Adjustable Rate Mortgage Trust
5.958% due 06/25/2032 (a)	849	850
5.297% due 10/25/2032 (a)	679	683
5.635% due 02/25/2033 (a)	113	113
4.792% due 12/25/2033 (a)	4,694	4,737
4.338% due 01/25/2034 (a)	4,534	4,562
4.920% due 01/25/2034 (a)	3,400	3,435
2.120% due 02/25/2034 (a)	9,495	9,522
3.758% due 11/25/2034 (a)	12,200	12,229
Cendant Mortgage Corp.
6.385% due 12/25/2031 (a)	28	29
Commercial Mortgage Pass-Through Certificates
1.930% due 07/15/2015 (a)	2,900	2,902
Countrywide Home Loans, Inc.
4.879% due 07/25/2019	3,511	3,524
5.359% due 03/19/2032 (a)	560	571
6.000% due 02/25/2033	151	153
1.890% due 04/25/2034 (a)	1,473	1,466
CS First Boston Mortgage Securities Corp.
1.257% due 03/25/2032 (a)	3,353	3,318
2.230% due 05/25/2032 (a)	3,401	3,396
4.947% due 11/25/2032 (a)	588	595
6.500% due 04/25/2033	2,523	2,567
2.360% due 08/25/2033 (a)	3,874	3,858
First Republic Mortgage Loan Trust
2.160% due 06/25/2030 (a)	2,236	2,236
2.110% due 11/15/2031 (a)	1,802	1,800
2.060% due 08/15/2032 (a)	9,058	9,063
GS Mortgage Securities Corp.
1.910% due 11/15/2015 (a)	3,683	3,683
GSR Mortgage Loan Trust
2.240% due 11/25/2031 (a)	6,261	6,281
6.000% due 03/25/2032	571	578
Impac CMB Trust
2.290% due 09/25/2033 (a)	5,328	5,373
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,482	3,465
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	572	583
Sequoia Mortgage Trust
2.191% due 10/20/2027 (a)	3,728	3,741
2.161% due 07/20/2033 (a)	10,355	10,305

See accompanying notes | 09.30.04 | Semi-Annual Report 57

Schedule of Investments (Cont.)

Short-Term Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Structured Asset Mortgage Investments, Inc.
2.141% due 09/19/2032 (a)	$7,569	$7,541
2.161% due 03/19/2033 (a)	8,764	8,784
Structured Asset Securities Corp.
2.290% due 06/25/2017 (a)	131	131
2.140% due 10/25/2027 (a)	2,305	2,307
2.320% due 03/25/2031 (a)	49	50
2.130% due 02/25/2032 (a)	3,640	3,637
2.800% due 05/25/2032 (a)	1,506	1,532
2.340% due 07/25/2032 (a)	6,500	6,519
5.450% due 03/25/2033 (a)	6,719	6,729
2.340% due 11/25/2033 (a)	360	352
Washington Mutual Mortgage Securities Corp.
5.390% due 02/25/2031 (a)	434	444
5.120% due 02/25/2033 (a)	3,559	3,603
5.410% due 02/25/2033 (a)	2,432	2,456
3.551% due 01/25/2041 (a)	44	45
2.780% due 06/25/2042 (a)	6,804	6,876
Washington Mutual, Inc.
6.298% due 07/25/2032 (a)	1,829	1,839
5.154% due 10/25/2032 (a)	1,146	1,163

Total Mortgage-Backed Securities (Cost $170,623)		170,211

ASSET-BACKED SECURITIES 6.6%

AFC Home Equity Loan Trust
2.150% due 12/22/2027 (a)	162	163
Ameriquest Mortgage Securities, Inc.
2.250% due 02/25/2033 (a)	1,201	1,205
2.250% due 03/25/2033 (a)	878	881
1.990% due 11/25/2033 (a)	3,532	3,535
Amortizing Residential Collateral Trust
2.100% due 09/25/2030 (a)	348	348
2.190% due 10/25/2031 (a)	2,424	2,429
2.130% due 07/25/2032 (a)	726	726
Argent Securities, Inc.
2.290% due 09/25/2033 (a)	4,282	4,300
Asset-Backed Securities Corp. Home Equity Loan Trust
2.210% due 06/21/2029 (a)	6	6
Bear Stearns Asset-Backed Securities, Inc.
1.780% due 11/25/2029 (a)	388	389
2.170% due 10/25/2032 (a)	1,496	1,498
2.290% due 03/25/2043 (a)	8,227	8,245
CDC Mortgage Capital Trust
2.130% due 01/25/2033 (a)	359	360
2.210% due 08/25/2033 (a)	1,646	1,650
Centex Home Equity
2.140% due 09/26/2033 (a)	3,382	3,388
Centex Home Equity Loan Trust
2.080% due 03/25/2030 (a)	11,369	11,383
Chase Funding Loan Acquisition Trust
2.080% due 07/25/2030 (a)	1,081	1,083
2.190% due 07/25/2031 (a)	150	150
Chase Funding Mortgage Loan Asset-Backed Certificates
2.060% due 10/25/2030 (a)	166	167
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (a)	662	663
Citifinancial Mortgage Securities, Inc.
2.140% due 09/25/2032 (a)	223	223
ContiMortgage Home Equity Loan Trust
2.060% due 03/15/2024 (a)	384	384
Countrywide Asset-Backed Certificates
2.090% due 07/25/2018 (a)	588	588
2.100% due 05/25/2032 (a)	1,115	1,117
2.100% due 05/25/2032 (a)	91	91
2.210% due 05/25/2032 (a)	1,679	1,683
2.260% due 04/25/2033 (a)	651	653
1.990% due 12/25/2034 (a)	1,000	1,000
Credit-Based Asset Servicing and Securitization
2.160% due 06/25/2032 (a)	1,410	1,413
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)	896	897
2.280% due 08/25/2032 (a)	1,336	1,340
Equity One ABS, Inc.
2.140% due 04/25/2034 (a)	11,978	11,959
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.190% due 09/25/2032 (a)	17	17
2.820% due 02/25/2034 (a)	6,155	6,167
1.730% due 10/25/2034 (a)	400	399
Fremont Home Loan Trust
2.180% due 02/25/2033 (a)	1,962	1,965
Home Equity Asset Trust
2.140% due 11/25/2032 (a)	542	542
2.250% due 03/25/2033 (a)	1,549	1,554
2.240% due 09/25/2033 (a)	1,093	1,095
2.260% due 01/15/2034 (a)	1,497	1,501
2.030% due 06/25/2034 (a)	7,071	7,076
1.780% due 12/25/2034 (a)	980	980
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	1,280	1,284
Irwin Home Equity Loan Trust
2.210% due 02/25/2012 (a)	281	282
2.360% due 06/25/2028 (a)	2,722	2,731
2.130% due 06/25/2029 (a)	2,499	2,500
2.110% due 07/25/2032 (a)	2,916	2,919
Long Beach Mortgage Loan Trust
2.090% due 09/25/2031 (a)	190	189
2.190% due 03/25/2032 (a)	1,399	1,402
2.120% due 07/25/2032 (a)	281	281
2.240% due 03/25/2033 (a)	1,740	1,743
Merrill Lynch Mortgage Investors, Inc.
2.160% due 05/25/2033 (a)	304	305
2.200% due 11/25/2033 (a)	882	884
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.180% due 08/25/2033 (a)	4,729	4,737
Morgan Stanley Dean Witter Capital I, Inc.
2.210% due 07/25/2030 (a)	270	270
2.170% due 07/25/2032 (a)	831	833
2.140% due 09/25/2032 (a)	631	632
2.260% due 11/25/2032 (a)	925	928
Morgan Stanley Warehouse Facilities
1.390% due 07/06/2005 (a)	16,500	16,489
Novastar Home Equity Loan
2.170% due 09/25/2031 (a)	713	715
Renaissance Home Equity Loan Trust
2.190% due 08/25/2032 (a)	886	888
2.280% due 08/25/2033 (a)	2,884	2,891
2.340% due 12/25/2033 (a)	6,196	6,226
Residential Asset Mortgage Products, Inc.
1.940% due 08/25/2022 (a)	1,004	1,004
2.180% due 08/25/2033 (a)	2,621	2,622
2.170% due 12/25/2033 (a)	8,111	8,099
Residential Asset Securities Corp.
2.070% due 09/25/2031 (a)	1,540	1,541
Salomon Brothers Mortgage Securities VII, Inc.
2.140% due 03/25/2032 (a)	2,376	2,378
Saxon Asset Securities Trust
2.110% due 01/25/2032 (a)	740	741
2.240% due 12/25/2032 (a)	1,766	1,771
Specialty Underwriting & Residential Finance
2.180% due 01/25/2034 (a)	1,941	1,944
2.170% due 06/25/2034 (a)	4,835	4,841
Structured Asset Investment Loan Trust
1.940% due 04/25/2033 (a)	386	386
Terwin Mortgage Trust
2.420% due 09/25/2033 (a)	1,291	1,292
WMC Mortgage Loan
2.100% due 05/15/2030 (a)	1,063	1,066

Total Asset-Backed Securities (Cost $161,850)		162,027

CONVERTIBLE BONDS & NOTES 0.1%

America Online, Inc.
0.000% due 12/06/2019	2,100	1,349

Total Convertible Bonds & Notes (Cost $1,347)		1,349

SHORT-TERM INSTRUMENTS 65.5%

Certificates of Deposit 8.7%

Bank of America N.A.
1.620% due 11/02/2004	53,900	53,900
1.640% due 11/10/2004	900	900
Citibank New York N.A.
1.540% due 10/22/2004	54,000	54,000
1.560% due 10/25/2004	22,600	22,600
1.650% due 11/15/2004	4,000	4,000
Wells Fargo Bank N.A.
1.600% due 10/04/2004	53,600	53,600
1.700% due 10/18/2004	25,000	25,000
1.780% due 11/12/2004	900	900

		214,900

Commercial Paper 45.2%

Altria Group, Inc.
1.800% due 10/29/2004	13,600	13,600
Bank of Ireland
1.960% due 01/27/2005	43,700	43,417
Comcast Corp.
1.940% due 11/15/2004	8,000	7,981
1.950% due 11/15/2004	5,530	5,516
Danske Corp.
1.680% due 11/24/2004	74,900	74,711
1.785% due 12/16/2004	4,200	4,183
1.845% due 12/20/2004	800	797
Fannie Mae
1.526% due 10/20/2004	36,400	36,370
1.530% due 10/20/2004	37,900	37,869
1.559% due 10/27/2004	16,900	16,881
1.180% due 11/01/2004	70,600	70,504
1.690% due 11/08/2004	26,500	26,453
1.579% due 11/17/2004	2,800	2,794
1.010% due 12/01/2004	5,800	5,782
1.594% due 12/01/2004	27,200	27,114
1.760% due 12/08/2004	26,500	26,406
1.780% due 12/15/2004	21,900	21,814
1.010% due 01/03/2005	29,968	29,816
1.010% due 04/01/2005	30,000	29,670
Federal Home Loan Bank
1.653% due 11/24/2004	39,500	39,395
Ford Motor Credit Co.
2.520% due 04/08/2005	2,300	2,270
Fortis Funding LLC
1.965% due 02/01/2005	68,700	68,234
Freddie Mac
1.525% due 10/07/2004	9,200	9,198
1.520% due 10/13/2004	38,000	37,981
1.530% due 10/15/2004	28,500	28,483
1.540% due 10/18/2004	4,500	4,497
1.560% due 10/20/2004	35,300	35,271
1.545% due 10/25/2004	97,100	96,999
1.540% due 11/08/2004	16,300	16,273
1.575% due 11/24/2004	27,000	26,936
General Motors Acceptance Corp.
2.362% due 03/21/2005	990	980
2.495% due 04/05/2005	4,030	3,986
Nordea North America, Inc.
1.955% due 01/28/2005	55,000	54,641
Rabobank USA Financial Corp.
1.860% due 10/01/2004	50,000	50,000
Royal Bank of Scotland PLC
1.835% due 12/20/2004	72,800	72,492

58 Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
UBS Finance, Inc.
1.570% due 10/25/2004	$3,900	$3,896
1.630% due 11/16/2004	3,900	3,892
1.690% due 11/29/2004	73,900	73,695

		1,110,797

Repurchase Agreement 0.3%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Bond 10.375% due 11/15/2012 valued at $6,526. Repurchase proceeds are $6,396.)	6,396	6,396

U.S. Treasury Bills 11.3%

1.502% due 11/04/2004-12/16/2004 (c)(d)(e)	277,340	276,583

Total Short-Term Instruments (Cost $1,608,802)		1,608,676

Total Investments 103.6% (Cost $2,544,758)		$2,544,923
Written Options (g) (0.0%) (Premiums $893)		(957)

Other Assets and Liabilities (Net) (3.6%)		(88,624)

Net Assets 100.0%		$2,455,342

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,246 have been pledged as collateral for swap and swaption contracts at September 30, 2004.
(e)	Securities with an aggregate market value of $1,086 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note Long Futures	12/2004	1,012	$525
U.S. Treasury 5-Year Note Long Futures	12/2004	29	16

			$541

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	$19,900	$202
Lehman Brothers, Inc.	3-month LIBOR	Pay	4.000%	12/15/2006	108,000	1,928
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Receive	7.750%	06/15/2005	5,000	(171)
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2006	123,000	1,640

						$3,599

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	03/17/2005	$3,745	$6
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/21/2004	13,250	0
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	16,900	66
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	5,000	20
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	03/11/2005	650	1
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	900	1
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	2,000	7

						$101

(g)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.000	%**	01/07/2005	$21,430	$420	$957
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	21,430	473	0

						$893	$957

*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3-month LIBOR.
(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon(%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$2,850	$3,122	$3,113
U.S. Treasury Note	4.250	08/15/2013	93,710	95,142	94,604

				$98,264	$97,717

See accompanying notes | 09.30.04 | Semi-Annual Report 59

Schedule of Investments

Short-Term Portfolio II

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.4%

Banking & Finance 2.6%

CIT Group, Inc.
7.125% due 10/15/2004	$189	$189
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	100	104
Duke Capital Corp.
7.250% due 10/01/2004	700	700
Ford Motor Credit Co.
7.500% due 03/15/2005	6,653	6,800
6.750% due 05/15/2005	6,050	6,200
7.600% due 08/01/2005	8,000	8,309
General Motors Acceptance Corp.
2.400% due 10/20/2005 (a)	8,060	8,126
2.595% due 05/18/2006 (a)	8,600	8,624
Household Finance Corp.
6.700% due 11/15/2005	2,920	3,043
Merrill Lynch & Co, Inc.
2.271% due 09/27/2005 (a)	1,000	1,001
Pemex Project Funding Master Trust
2.640% due 01/07/2005 (a)	2,000	2,001
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	6,000	5,998
Wells Fargo & Co.
1.170% due 10/01/2004 (a)	80	80

		51,175

Industrials 4.0%

Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	3,710	3,849
Alcan, Inc.
2.100% due 12/08/2004 (a)	2,760	2,760
Constellation Brands, Inc.
8.625% due 08/01/2006	840	911
DaimlerChrysler North America Holding Corp.
3.400% due 12/15/2004	1,000	1,001
7.400% due 01/20/2005	7,296	7,405
7.750% due 06/15/2005	3,290	3,408
Delhaize America, Inc.
7.375% due 04/15/2006	2,100	2,236
Duke Energy Field Services LLC
7.500% due 08/16/2005	420	437
Enterprise Products Operating LP
4.000% due 10/15/2007	1,300	1,308
General Motors Corp.
7.500% due 05/15/2006	100	106
Halliburton Co.
2.650% due 10/17/2005 (a)	3,400	3,431
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	1,475	1,562
HCA, Inc.
6.910% due 06/15/2005	4,550	4,654
ITT Corp.
6.750% due 11/15/2005	2,250	2,340
Kraft Foods, Inc.
1.960% due 11/26/2004 (a)	800	800
Lear Corp.
7.960% due 05/15/2005	800	825
Lenfest Communications, Inc.
8.375% due 11/01/2005	5,727	6,054
MGM Mirage, Inc.
6.950% due 02/01/2005	3,261	3,318
Mirage Resorts, Inc.
6.625% due 02/01/2005	1,070	1,091
News America Holdings
7.430% due 10/01/2026	1,500	1,726
Owens-Illinois, Inc.
4.310% due 04/01/2008 (a)	4,300	4,307
Park Place Entertainment Corp.
7.875% due 12/15/2005	3,285	3,466
Petroleos Mexicanos
6.500% due 02/01/2005	4,030	4,092
Pioneer Natural Resources Co
8.875% due 04/15/2005	3,189	3,290
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	1,060	1,096
Smurfit Capital Funding PLC
6.750% due 11/20/2005	1,720	1,780
Tyco International Group S.A.
5.875% due 11/01/2004	5,000	5,013
6.375% due 06/15/2005	2,305	2,365
Waste Management, Inc.
7.000% due 05/15/2005	1,210	1,235
Weyerhaeuser Co.
5.500% due 03/15/2005	475	481
Yum! Brands, Inc.
7.450% due 05/15/2005	3,800	3,907

		80,254

Utilities 4.8%

AEP Texas Central Co.
3.000% due 02/15/2005	8,200	8,216
BellSouth Corp.
4.119% due 04/26/2005 (a)	6,700	6,766
Carolina Telephone & Telegraph Co.
7.250% due 12/15/2004	3,430	3,463
Dominion Resources, Inc.
2.800% due 02/15/2005	7,117	7,127
7.625% due 07/15/2005	257	267
Entergy Gulf States, Inc.
3.600% due 06/01/2008	4,400	4,353
Florida Power Corp.
6.720% due 07/01/2005	500	514
GPU, Inc.
7.700% due 12/01/2005	8,500	8,937
Illinois Power Co.
6.750% due 03/15/2005	2,000	2,040
Ohio Edison Co.
4.000% due 05/01/2008	40	40
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	4,830	4,835
Pepco Holdings, Inc.
2.050% due 11/15/2004 (a)	1,500	1,500
3.750% due 02/15/2006	3,300	3,331
PPL Capital Funding Trust I
7.290% due 05/18/2006	1,250	1,317
Progress Energy, Inc.
6.750% due 03/01/2006	2,010	2,112
Qwest Corp.
6.625% due 09/15/2005	2,000	2,065
Reliant Energy Resources Corp.
8.125% due 07/15/2005	4,460	4,643
SBC Communications, Inc.
4.250% due 06/05/2021	13,140	13,298
Sprint Capital Corp.
7.900% due 03/15/2005 (a)	14,217	14,567
TXU Energy Co. LLC
2.380% due 01/17/2006 (a)	440	441
TXU U.S. Holdings Co.
6.250% due 10/01/2004	3,300	3,300
United Telephone Co. of Florida
7.250% due 12/15/2004	2,500	2,525

		95,657

Total Corporate Bonds & Notes (Cost $226,853)		227,086

MUNICIPAL BONDS & NOTES 0.0%

City of New York Municipal Water Finance Authority, New York, Water & Sewer System Revenue Bonds, Series 2004-C
5.000% due 06/15/2035	1,000	1,017

Total Municipal Bonds & Notes (Cost $1,037)		1,017

U.S. GOVERNMENT AGENCIES 3.3%

Fannie Mae
1.880% due 08/25/2043	1,631	1,630
1.960% due 03/25/2034 (a)	18,594	18,504
2.262% due 09/17/2027 (a)	38	38
2.343% due 02/25/2022-07/18/2027 (a)(b)	32	32
2.443% due 08/25/2022 (a)	4	4
2.493% due 12/25/2022 (a)	4	4
2.543% due 09/25/2022 (a)	3	3
2.634% due 10/01/2040 (a)	86	87
2.693% due 02/25/2023 (a)	2	2
2.843% due 08/25/2022 (a)	4	4
2.993% due 09/25/2023 (a)	371	380
3.061% due 11/01/2018 (a)	27	27
3.090% due 11/01/2017 (a)	19	20
3.091% due 01/01/2018-11/01/2018 (a)(b)	69	69
3.125% due 07/01/2017 (a)	28	28
3.143% due 01/01/2018 (a)	95	97
3.152% due 02/01/2019 (a)	1	1
3.500% due 04/25/2017	6,485	6,514
3.835% due 01/01/2033	643	654
3.974% due 09/01/2031 (a)	561	582
4.500% due 02/25/2008	7,984	8,073
4.576% due 09/01/2031 (a)	3,652	3,764
4.860% due 06/01/2024 (a)	12	12
4.892% due 02/01/2024 (a)	14	14
5.500% due 11/25/2013-04/01/2018 (b)	14,127	14,604
5.980% due 12/01/2017 (a)	7	8
6.000% due 07/25/2024	2,017	2,046
Freddie Mac
1.863% due 10/25/2030	31	31
2.010% due 07/15/2016 (a)	1,883	1,884
2.212% due 01/15/2022 (a)	1	1
2.275% due 03/15/2020 (a)	2	2
2.562% due 03/15/2023 (a)	5	5
2.958% due 09/01/2017 (a)	26	26
3.000% due 11/01/2016 (a)	136	139
3.050% due 06/01/2017 (a)	33	33
3.430% due 12/01/2025 (a)	53	55
3.625% due 06/01/2018 (a)	146	147
3.884% due 11/01/2018 (a)	71	72
4.557% due 11/01/2028 (a)	76	79
5.000% due 05/15/2021	1,101	1,121
5.282% due 02/01/2036 (a)	69	72
5.500% due 08/15/2030	1,775	1,787
6.000% due 12/15/2031	3,081	3,089
Government National Mortgage Association
3.500% due 04/20/2030 (a)	95	96
4.750% due 07/20/2027 (a)	63	64
5.500% due 02/20/2028	636	637

Total U.S. Government Agencies (Cost $66,617)		66,541

U.S. TREASURY OBLIGATIONS 2.5%

Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008	363	399
3.875% due 01/15/2009	23	26
U.S. Treasury Note
10.375% due 11/15/2009	50,000	50,527

Total U.S. Treasury Obligations (Cost $ 52,718)		50,952

MORTGAGE-BACKED SECURITIES 3.7%

Ameriquest Mortgage Securities, Inc.
2.320% due 02/25/2034 (a)	364	363
Bear Stearns Adjustable Rate Mortgage Trust
5.991% due 06/25/2032 (a)	18	19

60 Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
4.781% due 12/25/2033 (a)	$1,752	$1,768
4.326% due 01/25/2034 (a)	1,898	1,910
4.918% due 01/25/2034 (a)	1,041	1,051
2.120% due 02/25/2034 (a)	2,085	2,091
3.758% due 11/25/2034 (a)	12,300	12,330
Bear Stearns Commercial Mortgage Securities, Inc.
1.977% due 05/14/2016 (a)	6,700	6,699
Cendant Mortgage Corp.
6.377% due 12/25/2031 (a)	28	28
Commercial Mortgage Pass-Through Certificates
1.930% due 07/15/2015 (a)	2,900	2,902
Countrywide Home Loans, Inc.
4.879% due 07/25/2019	2,653	2,664
4.957% due 09/19/2032 (a)	186	187
2.110% due 04/25/2034 (a)	3,877	3,858
CS First Boston Mortgage Securities Corp.
1.880% due 02/15/2014 (a)	6,691	6,694
2.170% due 03/25/2032 (a)	189	187
First Republic Mortgage Loan Trust
2.060% due 08/15/2032 (a)	4,767	4,770
GS Mortgage Securities Corp.
1.910% due 11/15/2015 (a)	3,462	3,462
GSR Mortgage Loan Trust
2.540% due 01/25/2032 (a)	2,399	2,422
Harborview Mortgage Loan Trust
1.970% due 02/25/2034 (a)	7,382	7,387
Mellon Residential Funding Corp.
1.980% due 12/15/2030 (a)	6,122	6,136
Sequoia Mortgage Trust
2.191% due 10/20/2027 (a)	4,184	4,199
Structured Asset Securities Corp.
2.340% due 07/25/2032 (a)	43	43
2.130% due 01/25/2033 (a)	235	235
2.000% due 08/25/2033 (a)	282	282
2.340% due 11/25/2033 (a)	731	714
Washington Mutual Mortgage Securities Corp.
2.780% due 06/25/2042 (a)	1,484	1,500

Total Mortgage-Backed Securities (Cost $73,938)		73,901

ASSET-BACKED SECURITIES 6.6%

ACE Securities Corp.
1.960% due 02/25/2034 (a)	2,041	2,042
AmeriCredit Automobile Receivables Trust
6.350% due 08/06/2006	8,000	8,147
Ameriquest Mortgage Securities, Inc.
2.000% due 06/25/2005 (a)	607	607
2.110% due 08/25/2032 (a)	958	959
2.250% due 02/25/2033 (a)	2,432	2,440
2.250% due 03/25/2033 (a)	99	100
1.990% due 11/25/2033 (a)	1,066	1,066
Amortizing Residential Collateral Trust
2.130% due 07/25/2032 (a)	554	554
2.160% due 07/25/2032 (a)	172	173
Argent Securities, Inc.
2.290% due 09/25/2033 (a)	454	456
Asset Backed Securities Corp. Home Equity
2.030% due 01/15/2033 (a)	184	184
CDC Mortgage Capital Trust
2.180% due 01/25/2032 (a)	4	4
2.210% due 08/25/2033 (a)	919	921
Centex Home Equity Co. LLC
2.140% due 09/25/2032 (a)	615	616
2.140% due 09/26/2033 (a)	1,979	1,982
1.960% due 07/25/2034 (a)	2,060	2,062
Chase Funding Loan Acquisition Trust
2.080% due 07/25/2030 (a)	700	700
2.190% due 07/25/2031 (a)	1	1
Chase Funding Mortgage Loan Asset-Backed Certificates
1.670% due 10/25/2030 (a)	17	17
2.160% due 08/25/2032 (a)	877	878
Citifinancial Mortgage Securities, Inc.
2.140% due 01/25/2033 (a)	82	82
ContiMortgage Home Equity Loan Trust
2.440% due 03/15/2027 (a)	6	6
Countrywide Asset-Backed Certificates
2.090% due 07/25/2018 (a)	584	584
2.940% due 11/25/2028 (a)	1,800	1,802
2.100% due 05/25/2032 (a)	646	647
2.210% due 05/25/2032 (a)	530	532
1.775% due 12/25/2034 (a)	800	800
Credit-Based Asset Servicing & Securitization LLC
1.990% due 12/25/2029 (a)	1,628	1,628
2.090% due 09/25/2033 (a)	1,105	1,106
1.950% due 03/25/2034 (a)	287	287
CS First Boston Mortgage Securities Corp.
2.055% due 08/25/2032 (a)	7	7
2.290% due 10/25/2032 (a)	8	8
Equifirst Mortgage Loan Trust
1.940% due 01/25/2034 (a)	5,749	5,752
Equity One ABS, Inc.
2.120% due 11/25/2032 (a)	1,544	1,545
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.960% due 07/25/2033 (a)	242	243
2.820% due 02/25/2034 (a)	1,871	1,875
1.920% due 03/25/2034 (a)	1,916	1,917
Fremont Home Loan Trust
2.180% due 02/25/2033 (a)	45	45
1.664% due 07/25/2034 (a)	1,300	1,299
GSAMP Trust
2.030% due 10/25/2033 (a)	4,523	4,524
2.130% due 03/25/2034 (a)	6,865	6,869
HFC Home Equity Loan Asset-Backed Certificates
2.161% due 10/20/2032 (a)	3,224	3,229
Home Equity Asset Trust
2.300% due 02/25/2033 (a)	1,308	1,314
2.250% due 03/25/2033 (a)	145	146
2.240% due 07/25/2033 (a)	3,306	3,308
2.260% due 01/15/2034 (a)	150	150
2.090% due 04/25/2034 (a)	1,409	1,411
2.030% due 06/25/2034 (a)	3,564	3,567
1.780% due 12/25/2034 (a)	980	980
Irwin Home Equity Loan Trust
2.360% due 06/25/2028 (a)	21	21
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.180% due 08/25/2033 (a)	32	32
Morgan Stanley Dean Witter Capital I, Inc.
2.210% due 07/25/2030 (a)	84	84
2.140% due 09/25/2032 (a)	574	574
NationsCredit Home Equity Loan Trust
6.500% due 10/15/2028 (i)	78	78
Navistar Financial Corp. Owner Trust
4.090% due 07/17/2006	199	199
Novastar Home Equity Loan
2.115% due 04/25/2028 (a)	11	11
2.710% due 09/25/2031 (a)	569	570
Park Place Securities, Inc.
1.957% due 08/25/2034 (a)	300	300
Quest Trust
2.400% due 06/25/2034 (a)	10,103	10,109
Renaissance Home Equity Loan Trust
2.280% due 08/25/2033 (a)	2,787	2,795
2.117% due 11/25/2034 (a)	2,800	2,799
Residential Asset Mortgage Products, Inc.
1.987% due 09/25/2013 (a)	5,600	5,598
1.970% due 06/25/2018 (a)	332	332
1.940% due 08/25/2022 (a)	1,030	1,030
2.170% due 12/25/2033 (a)	2,652	2,648
Residential Asset Securities Corp.
2.000% due 02/25/2021 (a)	2,253	2,255
1.940% due 01/25/2025 (a)	21,559	21,572
1.960% due 06/25/2025 (a)	5,536	5,539
2.070% due 09/25/2031 (a)	732	733
Saxon Asset Securities Trust
2.110% due 01/25/2032 (a)	356	356
2.240% due 12/25/2032 (a)	11	11
Sears Credit Account Master Trust
5.250% due 10/16/2008	138	138
5.650% due 03/17/2009	150	151
Structured Asset Investment Loan Trust
1.940% due 04/25/2033 (a)	181	181
1.960% due 05/25/2033 (a)	90	90
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006	498	510
Terwin Mortgage Trust
2.420% due 06/25/2033 (a)	7	7
Truman Capital Mortgage Loan Trust
2.180% due 01/25/2034 (a)	3,222	3,218

Total Asset-Backed Securities (Cost $131,497)		131,513

SOVEREIGN ISSUES 1.7%

Republic of Brazil
2.062% due 04/15/2006 (a)	2,752	2,749
10.000% due 01/16/2007	20	23
2.125% due 04/15/2009 (a)	12,918	12,684
2.125% due 04/15/2012 (a)	14,242	13,283
Russian Federation
8.750% due 07/24/2005	4,900	5,115
United Mexican States
8.500% due 02/01/2006	150	161

Total Sovereign Issues (Cost $32,842)		34,015

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 0.5%

Kingdom of Sweden
8.000% due 08/15/2007	SK 59,300	9,185

Total Foreign Currency-Denominated Issues (Cost $8,893)		9,185

CONVERTIBLE BONDS & NOTES 0.4%

America Online, Inc.
0.000% due 12/06/2019	$13,000	8,352

Total Convertible Bonds & Notes (Cost $8,341)		8,352

SHORT-TERM INSTRUMENTS 68.8%

Certificates of Deposit 11.6%

Bank of America N.A.
1.640% due 11/10/2004	41,600	41,600
Citibank New York N.A.
1.750% due 12/07/2004	3,000	3,000
1.805% due 12/10/2004	21,600	21,600
1.880% due 12/22/2004	18,500	18,500
1.920% due 12/29/2004	18,500	18,500
Dexia Bank New York
1.675% due 11/23/2004	40,900	40,900
1.780% due 12/10/2004	23,700	23,700
Wells Fargo Bank N.A.
1.600% due 10/04/2004	700	700
1.610% due 10/05/2004	40,200	40,200
1.650% due 10/07/2004	21,500	21,500
1.700% due 10/18/2004	2,100	2,100
1.780% due 11/12/2004	100	100

		232,400

Commercial Paper 57.0%

Altria Group, Inc.
1.800% due 10/29/2004	7,700	7,700

See accompanying notes | 09.30.04 | Semi-Annual Report 61

Schedule of Investments (Cont.)

Short-Term Portfolio II

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Bank of Ireland
1.840% due 12/17/2004	$31,400	$31,272
Comcast Corp.
1.940% due 11/15/2004	5,000	4,988
1.950% due 11/15/2004	3,070	3,063
Danske Corp.
1.645% due 11/19/2004	4,600	4,590
1.665% due 11/22/2004	43,500	43,395
1.765% due 12/09/2004	7,000	6,975
1.785% due 12/16/2004	9,800	9,761
Delphi Corp.
1.841% due 11/02/2004	10,200	10,199
Fannie Mae
1.010% due 10/01/2004	59,310	59,310
1.455% due 10/06/2004	56,000	55,989
1.530% due 10/20/2004	23,700	23,681
1.537% due 10/20/2004	19,800	19,784
1.559% due 10/27/2004	8,100	8,091
1.690% due 11/08/2004	21,500	21,462
1.578% due 11/17/2004	20,500	20,457
1.579% due 11/17/2004	20,500	20,456
1.010% due 12/01/2004	12,400	12,361
1.594% due 12/01/2004	21,200	21,133
1.687% due 12/01/2004	21,500	21,432
1.731% due 12/08/2004	59,300	59,089
1.739% due 12/08/2004	21,600	21,523
1.760% due 12/08/2004	43,000	42,847
1.780% due 12/15/2004	43,200	43,030
1.010% due 01/03/2005	40,000	39,798
1.010% due 01/04/2005	26,235	26,101
Federal Home Loan Bank
1.439% due 10/08/2004	16,900	16,895
1.740% due 10/20/2004	59,300	59,246
Ford Motor Credit Co.
2.520% due 04/08/2005	3,000	2,967
Freddie Mac
1.520% due 10/13/2004	17,600	17,591
1.500% due 10/19/2004	19,900	19,885
1.530% due 11/01/2004	19,900	19,874
1.545% due 11/12/2004	20,200	20,164
1.570% due 11/15/2004	12,700	12,675
1.575% due 11/24/2004	19,900	19,853
1.777% due 12/14/2004	43,210	43,042
General Motors Acceptance Corp.
2.362% due 03/21/2005	920	911
2.404% due 03/22/2005	3,660	3,624
2.436% due 04/05/2005	1,100	1,088
HBOS Treasury Services PLC
1.575% due 11/09/2004	12,200	12,179
1.785% due 12/09/2004	52,400	52,211
Rabobank USA Financial Corp.
1.860% due 10/01/2004	21,700	21,700
Republic of Italy
1.420% due 10/13/2004	23,700	23,689
Royal Bank of Scotland PLC
1.630% due 11/03/2004	57,300	57,214
1.690% due 11/29/2004	6,500	6,482
1.780% due 12/10/2004	1,100	1,096
Stadshypoket Delaware, Inc.
1.585% due 11/08/2004	2,300	2,296
TotalFinaElf Capital S.A.
1.880% due 10/01/2004	20,900	20,900
UBS Finance, Inc.
1.570% due 10/25/2004	7,000	6,993
1.690% due 11/29/2004	56,800	56,643

		1,137,705

Repurchase Agreement 0.1%

State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Note 7.875% due 11/15/2004 valued at $2,666. Repurchase proceeds are $2,610.)	2,610	2,610

U.S. Treasury Bills 0.1%

1.597% due 12/02/2004-12/16/2004 (b)(d)	1,615	1,609

Total Short-Term Instruments (Cost $1,374,382)		1,374,324

Total Investments 98.9% (Cost $1,977,118)		$1,976,886

Written Options (f) (0.0%) (Premiums $0)		(138)

Other Assets and Liabilities (Net) 1.1%		21,399

Net Assets 100.0%		$1,998,147

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $1,609 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Eurodollar September Long Futures	09/2005	1	$0
Euribor Written Put Options Strike @ 94.250	12/2004	46	0
Euribor Written Put Options Strike @ 97.000	12/2004	46	41
Euribor Written Put Options Strike @ 97.500	12/2004	3	2
Euro-Bobl 5-Year Note Long Futures	12/2004	709	412
U.S. Treasury 10-Year Note Long Futures	12/2004	88	106

			$561

(e)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	4,000	$27
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		35,400	239
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	55,000	21
Merrill Lynch & Co., Inc.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		312,500	735
Lehman Brothers, Inc.	3-month LIBOR plus 1.150%	Receive	7.430%	10/01/2006		$1,500	(96)

							$926

62 Semi-Annual Report | 09.30.04 | See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$1,750	$6
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	03/17/2005	1,760	3
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.710%	10/21/2004	3,100	0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	03/11/2005	2,700	4
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	5,250	16
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.100%	06/20/2005	1,000	4
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	3,000	34

						$67

(f)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC Nuveen California Performance Plus Municipal Fund 7.430% due 10/01/2026	Lehman Brothers, Inc.	100.000	%**	10/01/2006	$1,500	$0	$138

**	The Portfolio will receive a floating rate based on 3-month LIBOR.
(g)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	08/15/2013	$8,720	$8,853	$8,807

(h)	Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	3,488	10/2004	$85	$0	$85
Sell		5,366	10/2004	0	(155)	(155)

				$85	$(155)	$(70)

(i)	The aggregate value of fair valued securities is $78, which is 0.00% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | Semi-Annual Report 63

Schedule of Investments

U.S. Government Sector Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.0%

Banking & Finance 4.4%

Bear Stearns Cos., Inc.
2.160% due 06/19/2006 (a)	$6,100	$6,123
CIT Group, Inc.
2.130% due 06/19/2006 (a)	4,900	4,913
2.318% due 09/22/2006 (a)	7,000	7,038
Countrywide Home Loans, Inc.
2.280% due 06/02/2006 (a)	3,765	3,785
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)	12,300	12,309
2.027% due 07/07/2005 (a)	5,605	5,585
2.060% due 07/18/2005 (a)	5,325	5,330
7.600% due 08/01/2005	10,975	11,399
General Electric Capital Corp.
2.005% due 03/15/2005 (a)	36,700	36,733
General Motors Acceptance Corp.
2.880% due 10/20/2005 (a)	24,950	25,154
2.595% due 05/18/2006 (a)	25,000	25,068
Goldman Sachs Group, Inc.
1.830% due 10/27/2006 (a)	7,700	7,718
1.721% due 01/09/2007 (a)	60,000	60,101
International Bank for Reconstruction & Development
3.500% due 10/22/2004	17,000	17,013
3.500% due 10/22/2004	43,000	43,043
Japan Finance Corp. for Municipal Enterprises
6.850% due 04/15/2006	51,620	54,915
National Australia Bank Ltd.
2.355% due 05/19/2010 (a)	2,500	2,496
Postal Square LP
6.500% due 06/15/2022	4,306	4,800
SLM Corp.
1.880% due 07/25/2007 (a)	1,000	1,003
U.S. Trade Funding Corp.
4.260% due 11/15/2014	13,641	13,819
Verizon Wireless Capital LLC
1.810% due 05/23/2005 (a)	29,300	29,291
Washington Mutual, Inc.
1.970% due 11/03/2005 (a)	7,700	7,714

		385,350

Industrials 0.5%

Alcan, Inc.
2.100% due 12/08/2004 (a)	6,000	6,000
DaimlerChrysler North America Holding Corp.
2.750% due 09/26/2005 (a)	11,098	11,156
2.340% due 05/24/2006 (a)	11,060	11,106
2.342% due 09/10/2007 (a)	15,000	15,029

		43,291

Utilities 0.1%

Duke Energy Corp.
1.950% due 01/15/2005 (a)	1,900	1,901
Southern California Edison Co.
1.890% due 01/13/2006 (a)	5,600	5,624

		7,525

Total Corporate Bonds & Notes (Cost $434,968)		436,166

MUNICIPAL BONDS & NOTES 0.2%

Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	32,400	13,327

Total Municipal Bonds & Notes (Cost $13,112)		13,327

U.S. GOVERNMENT AGENCIES 34.6%

Fannie Mae
1.505% due 10/21/2005	432,200	432,048
1.680% due 09/06/2005 (a)	209,500	209,382
1.745% due 06/25/2032 (a)	34	34
1.900% due 05/25/2034	16,438	16,425
1.910% due 10/25/2033 (a)	3	3
1.930% due 11/25/2033	53	53
1.950% due 07/25/2032 (a)	4,942	4,944
1.960% due 06/25/2033-03/25/2034 (a)(d)	25,742	25,676
1.970% due 03/25/2032	3,407	3,411
2.010% due 11/25/2032 (a)	345	346
2.125% due 02/10/2006 (a)	30,705	30,548
2.150% due 04/13/2006	104,500	103,847
2.293% due 08/25/2021-03/25/2022 (a)(d)	386	388
2.375% due 12/15/2005	400,000	399,751
2.443% due 08/25/2022 (a)	125	126
2.543% due 04/25/2022 (a)	158	160
2.581% due 02/01/2041 (a)	10	10
2.644% due 11/01/2030 (a)	6	6
2.740% due 04/25/2032 (a)	3,028	3,058
2.875% due 10/15/2005-05/19/2008 (a)(d)	104,000	104,207
3.066% due 11/01/2020 (a)	72	73
3.138% due 03/01/2018 (a)	60	61
3.215% due 07/01/2018 (a)	1,396	1,432
3.272% due 10/01/2032 (a)	219	226
3.331% due 06/01/2021 (a)	6,350	6,452
3.349% due 09/01/2022 (a)	13	14
3.360% due 03/01/2028 (a)	1	1
3.375% due 12/01/2026 (a)	43	45
3.527% due 05/01/2025 (a)	43	44
3.533% due 12/01/2029 (a)	278	286
3.575% due 07/01/2019 (a)	107	108
3.614% due 06/01/2028 (a)	181	188
3.620% due 07/01/2028 (a)	122	125
3.625% due 05/01/2022 (a)	25	26
3.706% due 12/01/2032 (a)	203	206
3.744% due 09/01/2033 (a)	40	41
3.772% due 12/01/2022 (a)	114	117
3.789% due 09/01/2028 (a)	562	581
3.806% due 10/01/2025 (a)	68	70
3.847% due 03/01/2026 (a)	294	306
3.875% due 09/01/2017-01/01/2018 (a)(d)	98	100
3.913% due 12/01/2029 (a)	264	272
3.915% due 12/01/2029 (a)	45	47
4.016% due 09/01/2031 (a)	811	844
4.092% due 12/01/2029 (a)	34	35
4.125% due 04/15/2014	180,000	173,729
4.355% due 01/01/2018 (a)	151	153
4.650% due 08/01/2014 (a)	109	109
5.000% due 07/29/2019	18,000	18,452
5.020% due 12/13/2006 (a)	1,800	1,810
5.080% due 02/01/2026 (a)	41	42
5.173% due 04/01/2033 (a)	429	440
5.249% due 06/01/2032 (a)	82	83
5.250% due 01/28/2013	2,235	2,251
5.350% due 04/12/2007-10/01/2032 (a)(d)	1,345	1,360
5.428% due 09/01/2026-05/01/2032 (a)(d)	1,824	1,852
5.565% due 09/01/2032 (a)	13	13
5.580% due 12/01/2031 (a)	145	148
5.650% due 11/01/2014 (a)	52	54
6.000% due 12/01/2022-11/15/2034 (d)	855	885
6.097% due 08/01/2028 (a)	15	15
6.446% due 06/01/2025 (a)	42	43
6.450% due 05/03/2017 (a)	28,115	28,734
7.000% due 07/15/2005	99,000	102,657
7.334% due 01/01/2029 (a)	251	258
8.098% due 02/01/2027 (a)	43	45
Federal Farm Credit Bank
1.560% due 07/28/2006 (a)	25,000	25,016
1.586% due 04/04/2006 (a)	15,000	15,014
1.631% due 06/05/2006 (a)	50,000	50,028
1.741% due 06/20/2006 (a)	23,600	23,619
1.750% due 03/24/2005 (a)	1,000	1,000
3.060% due 01/30/2007 (a)	16,235	16,268
5.100% due 10/15/2012 (a)	2,000	2,002
7.700% due 03/09/2010	2,000	2,046
Federal Home Loan Bank
1.900% due 09/23/2005 (a)	25,000	24,898
2.500% due 02/24/2006	160,000	159,879
3.450% due 01/23/2008 (a)	17,205	17,258
4.000% due 07/14/2008-03/18/2011 (d)	50,110	50,535
4.070% due 07/16/2014 (a)	1,000	952
4.125% due 05/13/2005-11/17/2008 (a)(d)	58,335	58,614
4.280% due 05/18/2009	46,660	47,434
5.000% due 10/14/2008	500	500
5.120% due 01/10/2013 (a)	5,000	5,026
5.125% due 08/15/2019	98,000	98,832
5.480% due 01/08/2009 (a)	9,875	10,640
5.500% due 04/17/2006	20,000	20,867
5.863% due 04/22/2009 (a)	2,400	2,629
7.000% due 10/08/2009	150	150
Freddie Mac
1.537% due 10/07/2005 (a)	100,000	100,037
1.863% due 10/25/2030	261	261
1.960% due 07/25/2031 (a)	2,897	2,897
2.000% due 02/28/2006	86,500	85,837
2.160% due 05/15/2029	3,335	3,340
2.260% due 06/15/2030 (a)	363	364
2.400% due 03/29/2007	72,000	71,003
2.512% due 02/15/2027 (a)	79	80
2.777% due 02/01/2024 (a)	164	165
3.002% due 08/01/2019 (a)	95	96
3.034% due 03/25/2044	1,919	1,920
3.250% due 11/15/2004	4,000	4,007
3.375% due 04/15/2009	130,000	128,643
3.431% due 04/01/2027 (a)	97	99
3.500% due 02/15/2010-12/01/2027 (a)(d)	81,755	82,317
3.578% due 03/01/2025 (a)	7	7
3.579% due 07/01/2020 (a)	412	423
3.615% due 07/01/2029 (a)	214	220
3.721% due 02/01/2018 (a)	122	123
3.989% due 01/01/2032 (a)	332	343
4.156% due 08/01/2020 (a)	102	103
4.165% due 11/01/2018 (a)	4	5
4.299% due 08/01/2031 (a)	62	65
4.340% due 04/01/2032 (a)	271	276
4.500% due 02/15/2011	2,946	2,966
4.798% due 05/01/2032 (a)	116	120
4.800% due 02/09/2012	47,555	47,868
4.817% due 09/01/2031 (a)	6	6
4.879% due 02/01/2032 (a)	329	338
5.000% due 09/15/2016-04/15/2034 (d)	19,121	16,795
5.120% due 12/01/2031 (a)	109	113
5.183% due 02/01/2032 (a)	119	124
5.303% due 10/01/2031 (a)	83	84
5.421% due 02/01/2025 (a)	38	39
5.449% due 12/01/2031 (a)	1,145	1,177
5.500% due 11/15/2015-06/15/2034 (d)	7,470	7,472
5.700% due 02/15/2031	328	332
6.000% due 02/15/2015	364	365
6.500% due 10/25/2043	5,093	5,393
7.000% due 12/01/2031	324	344
Government National Mortgage Association
3.250% due 02/20/2030 (a)	7,545	7,536
3.375% due 04/20/2023-05/20/2030 (a)(d)	5,303	5,363

64 Semi-Annual Report | 09.30.04 | See accompanying notes

	Principal Amount (000s)	Value (000s)
4.625% due 10/20/2023-10/20/2024 (a)(d)	$391	$398
4.750% due 07/20/2025-08/20/2026 (a)(d)	2,827	2,864
5.000% due 08/20/2033-05/20/2034 (d)	27,943	24,111
6.500% due 04/15/2029-06/15/2029 (d)	386	409
8.500% due 03/20/2025	222	235
Housing Urban Development
3.090% due 08/01/2006 (i)	4,000	4,024
4.930% due 08/01/2014 (a)	4,000	4,083
Overseas Private Investment Corp.
2.360% due 08/15/2007 (a)	9,375	9,226
2.890% due 12/15/2007 (a)	6,500	6,419
Small Business Administration
1.875% due 05/25/2021-01/25/2022 (a)(d)	2,775	2,776
2.000% due 03/25/2025-07/25/2025 (a)(d)	3,090	3,093
2.100% due 01/25/2019-11/25/2024 (a)(d)	3,144	3,156
2.250% due 05/25/2025 (a)	1,866	1,868
4.500% due 03/01/2023 (a)	1,549	1,543
4.875% due 09/10/2013	2,700	2,747
4.930% due 01/01/2024 (a)	9,779	9,928
5.136% due 08/10/2013 (a)	29,116	29,856
5.240% due 08/01/2023 (a)	6,091	6,288
7.220% due 11/01/2020	2,974	3,315
7.449% due 08/01/2010	1,169	1,296
8.017% due 02/10/2010	4,649	5,223
Small Business Administration Participation Certificates
4.770% due 04/01/2024	12,000	12,076
7.060% due 11/01/2019	3,489	3,857

Total U.S. Government Agencies (Cost $3,019,040)		3,030,320

U.S. TREASURY OBLIGATIONS 13.2%

Treasury Inflation Protected Security (c)
2.375% due 01/15/2025	93,249	97,172
U.S. Treasury Notes
1.750% due 12/31/2004	208,100	208,149
1.125% due 06/30/2005	44,500	44,201
1.875% due 01/31/2006	200,000	198,875
6.000% due 08/15/2009	120,000	134,185
4.250% due 08/15/2014	464,000	469,003

Total U.S. Treasury Obligations (Cost $1,146,448)		1,151,585

MORTGAGE-BACKED SECURITIES 5.5%

Bank of America Mortgage Securities, Inc.
5.606% due 10/20/2032 (a)	2,993	3,038
6.500% due 09/25/2033	4,194	4,256
Bear Stearns Adjustable Rate Mortgage Trust
5.941% due 06/25/2032 (a)	489	490
5.377% due 02/25/2033 (a)	1,834	1,854
5.439% due 03/25/2033 (a)	352	356
5.124% due 04/25/2033 (a)	2,553	2,571
5.382% due 04/25/2033 (a)	2,663	2,718
2.140% due 10/25/2033 (a)	10,025	10,034
4.781% due 12/25/2033 (a)	3,573	3,606
4.326% due 01/25/2034 (a)	5,413	5,446
2.120% due 02/25/2034 (a)	9,066	9,092
3.758% due 11/25/2034 (a)	26,000	26,063
Bear Stearns Commercial Mortgage Securities, Inc.
1.977% due 05/14/2016 (a)	12,100	12,098
Citicorp Mortgage Securities, Inc.
5.750% due 02/25/2033	429	433
Countrywide Alternative Loan Trust
1.990% due 06/25/2034 (a)	7,488	7,486
Countrywide Home Loans, Inc.
5.082% due 09/19/2032 (a)	997	999
6.000% due 02/25/2033	7,570	7,647
5.250% due 01/25/2034	59,604	59,976
2.110% due 04/25/2034 (a)	2,016	2,006
2.120% due 08/25/2034 (a)	7,308	7,299
CS First Boston Mortgage Securities Corp.
1.880% due 02/15/2014 (a)	20,774	20,782
6.300% due 11/11/2030	550	600
1.945% due 03/25/2032 (a)	4,291	4,247
5.772% due 05/25/2032 (a)	327	331
5.022% due 06/25/2032 (a)	660	668
2.390% due 04/25/2033 (a)	1,773	1,779
2.165% due 08/25/2033 (a)	14,038	13,977
Federal Agricultural Mortgage Corp.
7.260% due 07/25/2011	2,998	3,148
First Republic Mortgage Loan Trust
2.160% due 06/25/2030 (a)	2,981	2,982
2.010% due 11/15/2030 (a)	3,455	3,423
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	467
GMAC Mortgage Corp. Loan Trust
2.040% due 07/25/2012 (a)	12,243	12,251
GS Mortgage Securities Corp.
1.910% due 11/15/2015 (a)	8,932	8,932
GSR Mortgage Loan Trust
2.540% due 01/25/2032 (a)	1,919	1,938
7.000% due 07/25/2043	13,368	14,029
Harborview Mortgage Loan Trust
1.970% due 02/25/2034 (a)	14,911	14,921
Homestar Mortgage Acceptance Corp.
2.030% due 01/25/2022 (a)	9,757	9,756
Impac CMB Trust
2.015% due 07/25/2033 (a)	808	809
Indymac Index Mortgage Loan Trust
2.170% due 09/25/2034 (a)	14,478	14,468
Indymac Loan Trust
2.220% due 11/25/2008 (a)	10,637	10,371
Indymac MBS, Inc.
5.500% due 07/25/2033	11,571	11,706
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,142	2,131
Mellon Residential Funding Corp.
2.200% due 12/15/2030 (a)	4,306	4,316
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)	1,502	1,500
Morgan Stanley Dean Witter Capital I, Inc.
4.490% due 01/13/2041	350	350
Prime Mortgage Trust
5.000% due 02/25/2019 (a)	18,430	17,959
Residential Accredit Loans, Inc.
2.240% due 01/25/2033 (a)	8,605	8,620
2.240% due 03/25/2033 (a)	17,664	17,667
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	5,196	5,519
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,059	1,079
Sequoia Mortgage Trust
2.161% due 10/19/2026 (a)	14,754	14,754
2.151% due 06/20/2032 (a)	2,925	2,923
2.161% due 07/20/2033 (a)	14,517	14,446
2.281% due 07/20/2033 (a)	4,986	4,996
Structured Asset Mortgage Investments, Inc.
5.142% due 03/25/2032 (a)	473	480
1.890% due 09/19/2032 (a)	12,145	12,143
1.950% due 03/19/2034 (a)	11,993	12,021
Structured Asset Securities Corp.
2.340% due 05/25/2032 (a)	7,059	7,080
2.340% due 07/25/2032 (a)	11,530	11,564
Washington Mutual Mortgage Securities Corp
6.000% due 03/25/2017	313	315
1.980% due 12/25/2027 (a)	323	323
2.390% due 01/25/2033 (a)	18	18
5.112% due 02/25/2033 (a)	147	149
5.410% due 02/25/2033 (a)	1,520	1,535
5.019% due 05/25/2033 (a)	2,309	2,331
3.066% due 02/27/2034 (a)	3,192	3,204
3.503% due 01/25/2041 (a)	544	548
2.780% due 06/25/2042 (a)	12,306	12,435
Wells Fargo Mortgage Backed Securities Trust
4.508% due 11/25/2033	1,066	1,044

Total Mortgage-Backed Securities (Cost $483,406)		480,503

ASSET-BACKED SECURITIES 5.0%

ACE Securities Corp.
2.180% due 06/25/2032 (a)	1,041	1,043
Advanta Revolving Home Equity Loan Trust
2.210% due 01/25/2024 (a)	320	321
AmeriCredit Automobile Receivables Trust
1.886% due 10/12/2006 (a)	5,994	5,998
Ameriquest Mortgage Securities, Inc.
1.775% due 06/25/2005 (a)	646	647
2.140% due 10/25/2031 (a)	68	68
2.150% due 06/25/2032 (a)	550	550
2.250% due 03/25/2033 (a)	6,413	6,433
1.930% due 04/25/2034 (a)	1,806	1,806
1.960% due 08/25/2034 (a)	1,841	1,842
1.970% due 08/25/2034 (a)	3,419	3,421
Asset-Backed Securities Corp. Home Equity Loan Trust
2.020% due 06/15/2031 (a)	877	873
2.030% due 11/15/2031 (a)	200	201
2.060% due 08/15/2032 (a)	2,726	2,729
Bayview Financial Acquisition Trust
2.290% due 08/28/2034 (a)	2,460	2,469
Bear Stearns Asset-Backed Securities, Inc.
2.340% due 06/25/2031 (a)	34,129	34,161
6.000% due 11/25/2032	4,153	4,172
2.340% due 11/25/2042 (a)	17,826	17,854
Capital One Master Trust
3.850% due 08/15/2007	1,000	1,001
Caterpillar Financial Asset Trust
2.270% due 03/25/2009	235	233
CDC Mortgage Capital Trust
1.985% due 08/25/2033 (a)	1,955	1,959
Centex Home Equity
2.120% due 06/25/2033 (a)	1,627	1,630
2.120% due 01/25/2034 (a)	6,505	6,512
CIT Equipment Collateral
1.490% due 12/20/2005 (a)	3,287	3,287
Citifinancial Mortgage Securities, Inc.
2.140% due 01/25/2033 (a)	1,438	1,440
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032 (a)	2,000	1,679
Countrywide Asset-Backed Certificates
1.980% due 11/25/2020 (a)	28	28
2.020% due 08/25/2022 (a)	59	59
1.725% due 08/25/2023 (a)	5,889	5,892
2.080% due 12/25/2031 (a)	1,249	1,251
Credit-Based Asset Servicing & Securitization LLC
2.090% due 09/25/2033 (a)	7,908	7,913
1.950% due 03/25/2034 (a)	860	861
CS First Boston Mortgage Securities Corp.
2.150% due 01/25/2032 (a)	585	585
2.280% due 08/25/2032 (a)	1,305	1,308
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.960% due 07/25/2033 (a)	970	971
2.820% due 02/25/2034 (a)	10,160	10,180
Fremont Home Loan Trust
1.940% due 05/24/2034 (a)	4,067	4,070
GSAMP Trust
2.190% due 06/25/2034 (a)	11,294	11,317

See accompanying notes | 09.30.04 | Semi-Annual Report 65

Schedule of Investments (Cont.)

U.S. Government Sector Portfolio

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
GSRPM Mortgage Loan Trust
2.220% due 09/25/2042 (a)(i)	$14,862	$14,852
HFC Home Equity Loan Asset-Backed Certificates
2.261% due 07/20/2032 (a)	7,110	7,123
2.161% due 10/20/2032 (a)	1,323	1,325
Home Equity Asset Trust
2.300% due 02/25/2033 (a)	1,814	1,822
2.250% due 03/25/2033 (a)	6,052	6,069
2.300% due 05/25/2033 (a)	1,576	1,584
2.240% due 09/25/2033 (a)	1,343	1,345
2.090% due 04/25/2034 (a)	1,390	1,391
2.240% due 08/25/2034 (a)	21,772	21,786
1.780% due 12/25/2034 (a)	5,293	5,292
Household Home Equity Loan Trust
7.210% due 10/20/2030	2,102	2,116
Household Mortgage Loan Trust
1.900% due 05/20/2032 (a)	2,221	2,228
Irwin Home Equity Loan Trust
2.360% due 06/25/2028 (a)	4,812	4,830
2.090% due 11/25/2028 (a)	5,001	5,002
Long Beach Mortgage Loan Trust
2.240% due 03/25/2033 (a)	2,350	2,355
2.160% due 06/25/2033 (a)	5,307	5,315
2.160% due 07/25/2033 (a)	9,151	9,162
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	94	101
Massachusetts RRB Special Purpose Trust
6.620% due 03/15/2007	721	735
MASTR Asset Backed Securities Trust
1.940% due 02/25/2034 (a)	940	941
Merrill Lynch & Co., Inc.
1.975% due 06/25/2034 (a)	4,740	4,745
Merrill Lynch CLO Pilgrim-3
1.889% due 06/23/2010 (a)	934	928
Merrill Lynch Mortgage Investors, Inc.
1.940% due 12/25/2034 (a)	1,676	1,677
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.970% due 03/25/2034 (a)	1,817	1,818
Morgan Stanley Auto Loan Trust
1.460% due 07/15/2007 (a)	1,965	1,953
Morgan Stanley Dean Witter Capital I, Inc.
2.210% due 07/25/2030 (a)	346	346
2.170% due 07/25/2032 (a)	1,287	1,290
Novastar Home Equity Loan
2.120% due 01/25/2031 (a)	1,287	1,288
2.170% due 09/25/2031 (a)	1,189	1,191
NPF XII, Inc.
2.463% due 11/01/2024 (a)(b)(i)	10,000	1,085
Renaissance Home Equity Loan Trust
2.190% due 08/25/2032 (a)	172	173
2.340% due 12/25/2033 (a)	7,276	7,311
Residential Asset Mortgage Products, Inc.
1.950% due 12/25/2022 (a)	23,774	23,789
1.780% due 04/25/2026 (a)	8,673	8,680
2.170% due 12/25/2033 (a)	21,058	21,025
2.090% due 02/25/2034 (a)	8,736	8,733
Residential Asset Securities Corp.
1.970% due 04/25/2013 (a)	16,797	16,807
1.920% due 11/25/2020 (a)	73	73
2.110% due 04/25/2032 (a)	6,953	6,968
2.140% due 01/25/2034 (a)	231	231
Residential Funding Mortgage Securities II, Inc.
1.940% due 03/25/2018 (a)	1,246	1,247
Salomon Brothers Mortgage Securities VII, Inc.
2.740% due 01/25/2032 (a)	2,000	2,012
2.140% due 03/25/2032 (a)	1,800	1,801
Saxon Asset Securities Trust
2.110% due 01/25/2032 (a)	1,128	1,129
2.100% due 08/25/2032 (a)	519	520
2.240% due 12/25/2032 (a)	5,307	5,320
Sears Credit Account Master Trust
5.250% due 10/16/2008	208	209
5.650% due 03/17/2009	3,500	3,529
7.000% due 09/16/2009	500	521
Security National Mortgage Loan Trust
3.010% due 02/25/2015	23,835	23,846
SLM Student Loan Trust
1.676% due 04/27/2009 (a)	6,500	6,498
1.900% due 03/15/2011 (a)	1,836	1,837
Specialty Underwriting & Residential Finance
2.170% due 06/25/2034 (a)	1,880	1,883
Structured Asset Investment Loan Trust
1.940% due 04/25/2033 (a)	22	22
2.010% due 10/25/2033 (a)	13,253	13,264
Structured Asset Securities Corp.
2.090% due 12/25/2033 (a)	12,083	12,098
2.240% due 05/25/2034 (a)	8,649	8,654
Terwin Mortgage Trust
2.420% due 09/25/2033 (a)	1,682	1,683
Truman Capital Mortgage Loan Trust
2.180% due 01/25/2034 (a)	1,918	1,915
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	232	232

Total Asset-Backed Securities (Cost $448,702)		440,469

SOVEREIGN ISSUES 0.3%

Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,884

Total Sovereign Issues (Cost $28,155)		27,884

PURCHASED CALL OPTIONS 0.0%

	# of Contracts
Eurodollar December Futures (CME)
Strike @ 98.000 Exp. 12/13/2004	5,000	125

Total Purchased Call Options (Cost $644)		125

PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 96.000 Exp. 03/14/2005	5,002	31

Total Purchased Put Options (Cost $331)		31

SHORT-TERM INSTRUMENTS 34.8%

	Principal Amount (000s)
Certificates of Deposit 5.5%

Bank of America N.A.
1.640% due 11/10/2004	$40,500	40,500
Citibank New York N.A.
1.600% due 11/12/2004	17,300	17,300
1.650% due 11/15/2004	173,600	173,600
1.805% due 12/10/2004	18,100	18,100
1.920% due 12/29/2004	50,000	50,000
Wells Fargo Bank N.A.
1.610% due 10/05/2004	180,300	180,300

		479,800

Commercial Paper 27.2%

Fannie Mae
1.455% due 10/06/2004	54,100	54,089
1.498% due 10/20/2004	81,500	81,434
1.530% due 10/20/2004	12,900	12,890
1.180% due 11/01/2004	192,200	191,939
1.693% due 11/08/2004	45,800	45,716
1.710% due 11/09/2004	120,000	119,778
1.719% due 11/12/2004	800	799
1.470% due 11/22/2004	197,000	196,553
1.800% due 11/29/2004	39,700	39,583
1.770% due 12/15/2004	27,400	27,292
1.819% due 12/22/2004	15,700	15,632
Freddie Mac
1.520% due 10/13/2004	34,500	34,483
1.530% due 10/15/2004	1,500	1,499
1.540% due 10/18/2004	84,400	84,339
1.560% due 10/20/2004	47,800	47,761
1.545% due 10/25/2004	348,600	348,238
1.540% due 11/08/2004	98,500	98,340
1.537% due 11/10/2004	50,000	49,912
1.545% due 11/10/2004	62,700	62,592
0.545% due 11/12/2004	50,000	49,909
1.537% due 11/12/2004	47,700	47,614
1.545% due 11/12/2004	118,600	118,386
1.570% due 11/15/2004	97,500	97,309
1.579% due 11/22/2004	46,800	46,693
1.575% due 11/24/2004	19,000	18,955
Rabobank USA Financial Corp.
1.860% due 10/01/2004	79,700	79,700
1.970% due 01/28/2005	150,600	149,617
UBS Finance, Inc.
1.570% due 10/25/2004	76,400	76,320
1.700% due 11/30/2004	46,700	46,555
1.955% due 01/31/2005	137,200	136,278

		2,380,205

Repurchase Agreement 1.3%
State Street Bank
1.400% due 10/01/2004 (Dated 09/30/2004. Collateralized by U.S. Treasury Bond 10.375% due 11/15/2012 valued at $17,756; 6.250% due 08/15/2023 valued at $51,001 and Fannie Mae 1.500% due 08/15/2005 valued at $25,502. Repurchase proceeds are $117,409.)	117,404	117,404

U.S. Treasury Bills 0.8%

1.623% due 12/02/2004-12/16/2004 (d)(e)	73,345	73,057

Total Short-Term Instruments (Cost $3,050,541)		3,050,466

Total Investments 98.6% (Cost $8,625,347)		$8,630,876

Written Options (g) (0.1%) (Premiums $10,933)		(5,139)

Other Assets and Liabilities (Net) 1.5%		124,315

Net Assets 100.0%		$8,750,052

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

66 Semi-Annual Report | 09.30.04 | See accompanying notes

(e)	Securities with an aggregate market value of $69,610 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2005	4,320	$(1,199)
Eurodollar September Long Futures	09/2005	5,096	1,868
U.S. Treasury 10-Year Note Long Futures	12/2004	2,850	1,023
U.S. Treasury 10-Year Note Long Futures	12/2004	6,784	3,839
U.S. Treasury 30-Year Bond Long Futures	12/2004	3,874	7,465
U.S. Treasury 30-Year Bond Long Futures	12/2004	1,418	(294)
U.S. Treasury 5-Year Note Long Futures	12/2004	3,836	548
U.S. Treasury 5-Year Note Long Futures	12/2004	16,149	2,656

			$15,906

(f)	Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006	$94,550	$720
Goldman Sachs & Co.	3-month LIBOR	Pay	4.000%	12/15/2006	1,700	12
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014	200,000	3,236
J.P. Morgan Chase & Co.	3-month LIBOR	Pay	4.000%	12/15/2009	613,000	13,097
Merrill Lynch & Co., Inc.	3-month LIBOR	Pay	4.000%	12/15/2009	273,700	5,739
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	4.000%	12/15/2009	222,100	4,732

						$27,536

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar December Futures	$116.000	11/24/2004	5,574	$2,611	$2,177
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	500	318	289
Call - CME Eurodollar December Futures	112.000	11/26/2004	2,280	882	677
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	500	186	148
Put - CBOT U.S. Treasury Note December Futures	104.000	11/26/2004	1,975	918	92
Put - CME Eurodollar December Futures	109.000	11/26/2004	2,280	561	428
Call - CME Eurodollar December Futures	98.250	12/13/2004	14,000	1,323	88
Call - CME Eurodollar March Futures	97.500	03/14/2005	982	414	313
Put - CME Eurodollar March Futures	97.000	03/14/2005	5,002	2,670	313

				$9,883	$4,525

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Wachovia Bank N.A.	4.000	%**	11/02/2004	$250,000	$1,050	$614

**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.250	08/15/2023	$8,000	$9,344	$9,475
U.S. Treasury Note	2.750	07/31/2006	250,000	251,016	251,104
U.S. Treasury Note	3.625	07/15/2009	400,000	404,969	404,146
U.S. Treasury Note	2.000	07/15/2014	130,827	133,770	132,671

				$799,099	$797,396

(i)	The aggregate value of fair valued securities is $19,961, which is 0.23% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

See accompanying notes | 09.30.04 | Semi-Annual Report 67

Notes to Financial Statements

September 30, 2004 (Unaudited)

1. Organization

PIMCO Portfolios: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment Portfolios (the “Portfolios”). The Asset-Backed Securities, Emerging Markets Local Currency Bond, Emerging Markets, High Yield, International, Investment Grade Corporate, Mortgage, Municipal Sector, Real Return, Short-Term, Short-Term II and U.S. Government Sector Portfolios (the “Portfolios”) are a series of the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolios may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Portfolio are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses, notional principal contracts, certain asset-backed securities, certain futures and forward contracts, tax straddles, and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Delayed Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolios are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded

68 Semi-Annual Report | 09.30.04

as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

BP	- British Pound	N$	- New Zealand Dollar
BR	- Brazilian Real	PN	- Peruvian New Sol
C$	- Canadian Dollar	PZ	- Polish Zloty
CK	- Czech Koruna	RP	- Indian Rupee
CO	- Colombian Peso	RR	- Russian Ruble
CP	- Chilean Peso	S$	- Singapore Dollar
CY	- Chinese Yuan Renminbi	SF	- Swiss Franc
EC	- Euro	SK	- Swedish Krona
H$	- Hong Kong Dollar	SR	- South African Rand
JY	- Japanese Yen	SV	- Slovakian Koruna
KW	- South Korean Won	T$	- Taiwan Dollar
MP	- Mexican Peso	TB	- Thai Baht

Forward Currency Transactions. Certain Portfolios may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Portfolio’s Statement of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Portfolios are authorized to enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Inflation-Indexed Bonds. Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Portfolios may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Portfolios may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option.

09.30.04 | Semi-Annual Report 69

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolio may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included in a Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Portfolios may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require an adjustment in an amount equal to the accrued interest to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Certain Portfolios are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by a Portfolio may decline below the repurchase price of the security. A Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

Short Sales. Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. A Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Portfolios may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. Certain Portfolios may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no

70	Semi-Annual Report | 09.30.04

liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of a FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Portfolios have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There were no reclassifications to any period presented as a result of this change to the Emerging Markets Local Currency Bond Portfolio. There is no effect on the Portfolios’ net asset values, either in total or per share, or their total increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Statements of Operations and Statements of Changes in Net Assets is as follows:

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Asset-Backed Securities Portfolio

Net Investment Income (Decrease)	$0	$(626,064)	$(248,236)	$(2,088)	$0	$	N/A

Net Realized Gain/Loss Increase	0	724,247	150,053	0	0		N/A
Net Change in Unrealized Gain/Loss Increase (Decrease)	0	(98,183)	98,183	2,088	0		N/A

Emerging Markets Portfolio

Net Investment Income (Decrease)	$(3,524,976)	$(7,799,698)	$(5,542,870)	$(430,870)	$(212,917)		$(1,750)
Net Realized Gain/Loss Increase	3,725,459	7,126,803	4,741,467	351,903	104,417		1,750

Net Change in Unrealized Gain/Loss Increase (Decrease)	(200,483)	672,895	801,403	78,967	108,500		0

High Yield Portfolio

Net Investment Income (Decrease)	$(13,762)	$(198,025)	$(974,152)	$(44,958)	$0	$	N/A

Net Realized Gain/Loss Increase	12,340	337,930	878,623	0	0		N/A
Net Change in Unrealized Gain/Loss Increase (Decrease)	1,422	(139,905)	95,529	44,958	0		N/A

International Portfolio

Net Investment Income Increase (Decrease)	$12,707,406	$39,224,983	$64,169,929	$13,060,546	$0		$(3,215,511)
Net Realized Gain/Loss Increase (Decrease)	(19,193,349)	(31,246,045)	(59,531,245)	(14,889,074)	3,366,595		(571,922)

Net Change in Unrealized Gain/Loss Increase (Decrease)	6,485,943	(7,978,938)	(4,638,684)	1,828,528	(3,366,595)		3,787,433

Investment Grade Corporate Portfolio

Net Investment Income (Decrease)	$(798,688)	$(2,597,948)	$(15,240,319)	$(2,077,920)	$(5,018)		$0

Net Realized Gain/Loss Increase	823,525	3,066,443	16,134,509	543,249	8,246		0
Net Change in Unrealized Gain/Loss Increase (Decrease)	(24,837)	(468,495)	(894,190)	1,534,671	(3,228)		0

Mortgage Portfolio

Net Investment Income (Decrease)	$(437,330)	$(2,745,557)	$(9,202,187)	$(407,514)	$(24,365,279)		$0
Net Realized Gain/Loss Increase	1,103,875	1,900,080	9,227,814	1,060,279	23,731,586		0

Net Change in Unrealized Gain/Loss Increase (Decrease)	(666,545)	845,477	(25,627)	(652,765)	633,693		0

Municipal Sector Portfolio

Net Investment Income Increase	$0	$0	$0	$0	$482,735	$	N/A

Net Realized Gain/Loss (Decrease)	0	0	0	0	(482,735)		N/A
Net Change in Unrealized Gain/Loss Increase	0	0	0	0	0		N/A

Real Return Portfolio

Net Investment Income Increase	$0	$0	$0	$0	$41,376	$	N/A
Net Realized Gain/Loss (Decrease)	0	0	0	0	(41,376)		N/A

Net Change in Unrealized Gain/Loss Increase	0	0	0	0	0		N/A

09.30.04 | Semi-Annual Report 71

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

	09/30/2004	03/31/2004	03/31/2003	03/31/2002		03/31/2001		03/31/2000
Short-Term Portfolio

Net Investment Income Increase (Decrease)	$(96,453)	$(443,976)	$19,115		$91,281		$(77,629)	$	N/A

Net Realized Gain/Loss Increase (Decrease)	93,885	458,485	(126,489)		(84,176)		171,572		N/A
Net Change in Unrealized Gain/Loss Increase (Decrease)	2,568	(14,509)	107,374		(7,105)		(93,943)		N/A

Short-Term Portfolio II

Net Investment Income Increase (Decrease)	$(47,089)	$3,875	$0	$	N/A	$	N/A	$	N/A
Net Realized Gain/Loss Increase	3,498	31,402	0		N/A		N/A		N/A

Net Change in Unrealized Gain/Loss Increase (Decrease)	43,591	(35,277)	0		N/A		N/A		N/A

U.S. Government Sector Portfolio

Net Investment Income Increase (Decrease)	$0	$0	$2,924,475		$1,150,916		$(438,761)		$47,760

Net Realized Gain/Loss Increase (Decrease)	0	0	(3,235,541)		(1,020,635)		619,546		(47,760)
Net Change in Unrealized Gain/Loss Increase (Decrease)	0	0	311,066		(130,281)		(180,785)		0

Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss for all funds in Financial Highlights is as follows:

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	10/31/2000- 03/31/2001
Asset-Backed Securities Portfolio

Net Investment Income (Decrease)	$0.00	$(0.03)	$(0.01)	$0.00	$0.00
Net Realized/Unrealized Gain on Investments Increase	0.00	0.03	0.01	0.00	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	0.00%	(0.30)%	(0.12)%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
Emerging Markets Portfolio

Net Investment Income (Decrease)	$(0.04)	$(0.08)	$(0.06)	$(0.01)	$0.00	$0.00
Net Realized/Unrealized Gain on Investments Increase	0.04	0.08	0.06	0.01	0.00	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.35)%	(0.68)%	(0.52)%	(0.10)%	(0.06)%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	12/08/2000- 03/31/2001
High Yield Portfolio

Net Investment Income (Decrease)	$0.00	$(0.01)	$(0.02)	$0.00	$0.00

Net Realized/Unrealized Gain on Investments Increase	0.00	0.01	0.02	0.00	0.00

Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.01)%	(0.08)%	(0.33)%	(0.02)%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	03/31/2000
International Portfolio

Net Investment Income Increase	$0.02	$0.18	$0.18	$0.03	$0.00	$0.00

Net Realized/Unrealized Gain on Investments (Decrease)	(0.02)	(0.18)	(0.18)	(0.03)	0.00	0.00

Ratio of Net Investment Income to Average Net Assets Increase	0.43%	2.71%	2.71%	0.48%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	01/26/2000- 03/31/2000
Investment Grade Corporate Portfolio

Net Investment Income (Decrease)	$(0.01)	$(0.01)	$(0.03)	$(0.01)	$0.00	$0.00
Net Realized/Unrealized Gain on Investments Increase	0.01	0.01	0.03	0.01	0.00	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.07)%	(0.11)%	(0.31)%	(0.09)%	0.00%	0.00%

72 Semi-Annual Report | 09.30.04

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	01/31/2000- 03/31/2000
Mortgage Portfolio
Net Investment Income (Decrease)	$0.00	$(0.01)	$(0.01)	$0.00	$(0.09)	$0.00
Net Realized/Unrealized Gain on Investments Increase	0.00	0.01	0.01	0.00	0.09	0.00
Ratio of Net Investment Income to Average Net Assets (Decrease)	(0.01)%	(0.05)%	(0.12)%	(0.01)%	(0.81)%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	08/21/2000- 03/31/2001
Municipal Sector Portfolio
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.10

Net Realized/Unrealized Gain on Investments (Decrease)	0.00	0.00	0.00	0.00	(0.10)

Ratio of Net Investment Income to Average Net Assets Increase	0.00%	0.00%	0.00%	0.00%	0.95%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	04/28/2000- 03/31/2001
Real Return Portfolio
Net Investment Income Increase	$0.00	$0.00	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain on Investments Increase	0.00	0.00	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase	0.00%	0.00%	0.00%	0.00%	0.03%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	04/20/2000- 03/31/2001
Short-Term Portfolio
Net Investment Income Increase (Decrease)	$0.00	$0.00	$0.00	$0.01	$(0.01)

Net Realized/Unrealized Gain on Investments (Decrease)	0.00	0.00	0.00	(0.01)	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	(0.01)%	0.00%	0.07%	(0.06)%

	09/30/2004	03/31/2004	03/17/2003- 03/31/2003
Short-Term Portfolio II
Net Investment Income Increase	$0.00	$0.00	$0.00
Net Realized/Unrealized Gain on Investments Increase	0.00	0.00	0.00
Ratio of Net Investment Income to Average Net Assets Increase	0.00%	0.00%	0.00%

	09/30/2004	03/31/2004	03/31/2003	03/31/2002	03/31/2001	01/31/2000- 03/31/2000
U.S. Government Sector Portfolio
Net Investment Income Increase (Decrease)	$0.00	$0.00	$0.01	$0.01	$(0.01)	$0.00

Net Realized/Unrealized Gain on Investments Increase (Decrease)	0.00	0.00	(0.01)	(0.01)	0.01	0.00

Ratio of Net Investment Income to Average Net Assets Increase (Decrease)	0.00%	0.00%	0.11%	0.10%	(0.06)%	0.00%

09.30.04 | Semi-Annual Report 73

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P., and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio, at an annual rate based on average daily net assets of each Portfolio. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Asset-Backed Securities Portfolio	0.02%	0.03%
Emerging Markets Local Currency Bond Portfolio	0.02%	0.10%
Emerging Markets Portfolio	0.02%	0.10%
High Yield Portfolio	0.02%	0.03%
International Portfolio	0.02%	0.10%
Investment Grade Corporate Portfolio	0.02%	0.03%
Mortgage Portfolio	0.02%	0.03%
Municipal Sector Portfolio	0.02%	0.03%
Real Retun Portfolio	0.02%	0.03%
Short-Term Portfolio	0.02%	0.03%
Short-Term Portfolio II	0.02%	0.03%
U.S. Government Sector Portfolio	0.02%	0.03%

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Short-Term II Portfolios administrative fees to the extent that the payment of each Portfolio’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points (calculated as a percentage of each Portfolio’s average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Portfolios’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	03/31/2002	03/31/2003	03/31/2004	09/30/2004
Short-Term Portfolio II	$0	$13	$0	$0

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Distributor. PA Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Global Investors, formerly known as Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares.

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.

74 Semi-Annual Report | 09.30.04

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2004, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Asset-Backed Securities Portfolio	$50,419	$54,836	$169,533	$90,256
Emerging Markets Local Currency Bond Portfolio	0	0	0	0
Emerging Markets Portfolio	0	0	2,301,318	2,530,586
High Yield Portfolio	0	0	98,267	120,125
International Portfolio	128,201	163,531	1,154,899	1,392,605
Investment Grade Corporate Portfolio	2,805	3,237	151,014	292,998
Mortgage Portfolio	24,044,973	22,990,405	479,032	130,343
Municipal Sector Portfolio	0	0	308,193	221,219
Real Return Portfolio	2,914,071	3,141,782	73,090	88,650
Short-Term Portfolio	1,086,154	1,311,170	222,438	352,705
Short-Term Portfolio II	338,827	393,418	388,780	173,376
U.S. Government Sector Portfolio	11,885,173	9,978,338	619,157	235,773

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Asset-Backed Securities Portfolio	Emerging Markets Portfolio	High Yield Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio
	Premium
Balance at 03/31/2004	$566	$0	$1,105	$1,325	$8,843	$1,667	$7,181	$737	$12,309
Sales	0	693	0	1,644	345	0	0	0	17,999
Closing Buys	0	0	(3)	0	(5,980)	0	(1,234)	(35)	(2,409)
Expirations	0	(107)	(2)	(2,348)	0	(70)	(5,054)	(702)	(16,966)

Balance at 09/30/2004	$566	$586	$1,100	$621	$3,208	$1,597	$893	$0	$10,933

6. Federal Income Tax Matters

At September 30, 2004, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Asset-Backed Securities Portfolio	$2,380	$(4,790)	$(2,410)
Emerging Markets Local Currency Bond Portfolio	0	(3)	(3)
Emerging Markets Portfolio	42,809	(1,130)	41,679
High Yield Portfolio	8,971	(2,214)	6,757
International Portfolio	49,263	(1,280)	47,983
Investment Grade Corporate Portfolio	41,615	(31,621)	9,994
Mortgage Portfolio	49,784	(114,068)	(64,284)
Municipal Sector Portfolio	8,159	(4,503)	3,656
Real Return Portfolio	28,303	(15)	28,288
Short-Term Portfolio	2,065	(1,900)	165
Short-Term Portfolio II	2,427	(2,659)	(232)
U.S. Government Sector Portfolio	21,921	(16,392)	5,529

09.30.04 | Semi-Annual Report 75

Notes to Financial Statements (Cont.)

September 30, 2004 (Unaudited)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Asset-Backed Securities Portfolio				Emerging Markets Local Currency Bond Portfolio		Emerging Markets Portfolio
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Period from 07/30/2004 to 09/30/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	796	$8,473	6,513	$70,801	3,734	$37,799	3,992	$44,211	34,202	$415,317
Issued as reinvestment of distributions	305	3,241	1,231	13,277	2	19	2,695	29,888	19,834	228,098
Cost of shares redeemed	(1,208)	(12,827)	(7,146)	(77,852)	0	0	(30,012)	(325,322)	(56,145)	(693,126)
Net increase (decrease) resulting from Portfolio share transactions	(107)	$(1,113)	598	$6,226	3,736	$37,818	(23,325)	$(251,223)	(2,109)	$(49,711)

	High Yield Portfolio				International Portfolio				Investment Grade Corporate Portfolio
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,884	$15,600	15,216	$126,449	556,394	$3,174,415	509,853	$3,366,979	12,139	$131,572	57,789	$657,765
Issued as reinvestment of distributions	845	6,954	2,636	21,822	17,521	97,750	87,989	483,061	2,665	29,018	21,914	248,299
Cost of shares redeemed	(4,564)	(37,586)	(48,563)	(395,893)	(358,779)	(2,019,780)	(271,993)	(1,936,773)	(31,852)	(344,183)	(349,055)	(3,962,301)
Net increase (decrease) resulting from Portfolio share transactions	(1,835)	$(15,032)	(30,711)	$(247,622)	215,136	$1,252,385	325,849	$1,913,267	(17,048)	$(183,593)	(269,352)	$(3,056,237)

	Mortgage Portfolio				Municipal Sector Portfolio				Real Return Portfolio
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	269,857	$2,855,122	362,422	$3,923,343	30,039	$304,425	22,303	$230,956	47,619	$556,067	95,662	$1,090,746
Issued as reinvestment of distributions	10,237	108,074	30,390	325,697	966	9,742	1,142	11,851	2,786	31,953	7,459	85,882
Cost of shares redeemed	(108,848)	(1,141,898)	(626,754)	(6,800,244)	(21,207)	(218,646)	(12,841)	(131,745)	(68,778)	(793,522)	(41,282)	(482,234)
Net increase (decrease) resulting from Portfolio share transactions	171,246	$1,821,298	(233,942)	$(2,551,204)	9,798	$95,521	10,604	$111,062	(18,373)	$(205,502)	61,839	$694,394

	Short-Term Portfolio				Short-Term Portfolio II				U.S. Government Sector Portfolio
	Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004		Six Months Ended 09/30/2004		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	32,487	$320,005	601,568	$5,927,587	21,904	$221,900	294,916	$2,977,074	409,039	$4,451,201	863,670	$9,470,890
Issued as reinvestment of distributions	3,012	29,593	6,348	62,447	1,620	16,350	978	9,870	7,113	78,470	10,083	111,267
Cost of shares redeemed	(214,906)	(2,114,083)	(426,304)	(4,196,802)	(64,811)	(655,053)	(59,232)	(597,924)	(274,571)	(3,039,858)	(639,528)	(7,020,009)
Net increase (decrease) resulting from Portfolio share transactions	(179,407)	$(1,764,485)	181,612	$1,793,232	(41,287)	$(416,803)	236,662	$2,389,020	141,581	$1,489,813	234,225	$2,562,148

76 Semi-Annual Report | 09.30.04

8. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.) (“Allianz”), PIMCO’s parent company, PEA Capital LLC (“PEA”) and PA Distributors LLC (“PAD”) (entities affiliated with PIMCO through common ownership by Allianz), in connection with the same matter. In the New Jersey Settlement, Allianz, PEA and PAD neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that Allianz, PEA and PAD had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds in the PIMCO Funds: Multi-Manager Series (“MMS Funds”). The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

On February 20, 2004, a putative class action lawsuit was filed in the United States District Court for the District of New Jersey on behalf of certain shareholders of the PIMCO Funds against Allianz, PAD, PIMCO, PEA, PIMCO Funds: Pacific Investment Management Series (“PIMS Funds”), MMS Funds, PIMCO Variable Insurance Trust (“PVIT”), PIMCO Commercial Mortgage Securities Trust, Inc. (“PCM”) and certain other defendants, alleging that inappropriate market timing activity by certain shareholders caused financial injury to the shareholders of those Funds.

The following additional putative class action lawsuits have been filed against the PIMS Funds, the MMS Funds and/or their affiliates, each related to alleged market-timing activity in funds advised by PIMCO or its affiliates: (1) a lawsuit filed in the United States District Court for the District of Connecticut on February 27, 2004 (naming as defendants Allianz, PAD, PEA, the PIMS Funds, the MMS Funds, PVIT, PCM and certain other parties); (2) a lawsuit filed in the United States District Court for the Central District of California on March 4, 2004 (naming as defendants PIMCO, Allianz, PEA and PAD); (3) a lawsuit filed in United States District Court for the Southern District of New York on March 8, 2004 (naming PIMCO, PAD and certain of their affiliates as defendants); (4) a lawsuit filed in the United States District Court for the Southern District of New York, on March 15, 2004 (naming PIMCO as the defendant); (5) two separate lawsuits filed in the United States District Court for the Central District of California on March 22, 2004, brought derivatively on behalf of the PIMCO High Yield Fund and the PIMCO Money Market Fund, respectively (each naming Allianz, PA Fund Management LLC (formerly known as PIMCO Advisors Fund Management LLC) (“PAFM”) and certain other parties as defendants, and the PIMCO Funds as the nominal defendant); (6) a lawsuit filed in the United States District Court for the Central District of California, also on March 22, 2004, brought derivatively on behalf of the PIMS Funds and the MMS Funds (naming Allianz, PIMCO, PAD and certain other parties as defendants, and the PIMS Funds and the MMS Funds as nominal defendants); (7) a lawsuit filed in the United States District Court for the District of New Jersey on April 20, 2004 (naming Allianz, PAD, the PIMS Funds and certain other parties as defendants); and (8) a lawsuit filed in the United States District Court for the Northern District of California on April 28, 2004 (naming Allianz, PIMCO, PAD, PEA and certain other parties as defendants, and the “PIMCO Funds,” including the PIMS Funds, as nominal defendants). Each complaint for the foregoing putative class actions alleges, among other things, that inappropriate trading by shareholders engaged in market timing activities took place in certain of the funds advised by PIMCO, and each complaint seeks unspecified compensatory damages.

On February 17, 2004, a putative class action lawsuit was filed in the United States District Court for the District of Connecticut on behalf of certain shareholders of the PIMCO Funds against Allianz, PEA, PIMCO, PIMS Funds, MMS Funds and certain other defendants, alleging excessive investment advisory fees and the use of brokerage commissions to pay for distribution of fund shares. Three similar putative class action lawsuits were subsequently filed, each in the United States District Court for the District of Connecticut on March 1, 2004, April 23, 2004 and May 20, 2004, respectively.

PIMCO and the Trust believe that these developments will not have a material adverse effect on the Trust or on PIMCO’s ability to perform its investment advisory services on behalf of the Trust.

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Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PA Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services-Midwest, 330 W. 9th Street, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W. , Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

840 Newport Center Drive

Newport Beach, CA 92660

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please note that the registrant has included a summary schedule of portfolio securities of the Total Return Fund in its semi-annual reports to shareholders for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds: Pacific Investment Management Series

September 30, 2004

Complete Schedule of Investments

Table of Contents:

Total Return Fund	1

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.4%
Banking & Finance 2.5%
Atlas Reinsurance II PLC
3.952% due 01/07/2005 (a)	$400	$402
Banque Centrale De Tunisie
7.375% due 04/25/2012	4,220	4,816
CIT Group, Inc.
3.180% due 01/31/2005 (a)	75	75
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	23,600	24,517
Duke Capital Corp.
7.250% due 10/01/2004	9,000	9,000
Export-Import Bank of Korea
6.500% due 11/15/2006	9,035	9,625
7.100% due 03/15/2007	31,900	34,642
First National Bank Chicago
8.080% due 01/05/2018	247	300
Ford Motor Credit Co.
3.535% due 10/25/2004 (a)	3,000	3,002
8.250% due 02/23/2005	2,500	2,545
7.500% due 03/15/2005	70,104	71,658
7.750% due 03/15/2005	31,785	32,521
1.849% due 04/28/2005 (a)	23,250	23,235
2.036% due 06/30/2005 (a)	21,750	21,772
2.027% due 07/07/2005 (a)	13,900	13,851
2.060% due 07/18/2005 (a)	23,590	23,615
7.600% due 08/01/2005	50,155	52,093
Gemstone Investors Ltd.
7.710% due 10/31/2004	120,650	120,801
General Motors Acceptance Corp.
3.820% due 03/04/2005 (a)	15,000	15,091
5.250% due 05/16/2005	27,770	28,269
3.630% due 05/19/2005 (a)	104,800	105,730
7.500% due 07/15/2005	36,342	37,705
2.880% due 10/20/2005 (a)	74,100	74,705
2.595% due 05/18/2006 (a)	32,100	32,188
6.125% due 09/15/2006	6,665	6,971
2.580% due 03/20/2007 (a)	72,300	72,309
7.430% due 12/01/2021 (n)	146	148
Goldman Sachs Group LP
2.410% due 02/09/2009 (a)	10,000	10,191
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)	43,400	54,724
10.176% due 12/31/2049 (a)	66,160	101,446
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)	600	651
Jenkins-Empire Associates
6.840% due 08/01/2008 (n)	1,464	1,382

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Korea Development Bank
6.750% due 12/01/2005	55	58
7.250% due 05/15/2006	50	53
Lloyds TSB Bank PLC
2.160% due 08/25/2010	3,000	3,003
Natexis Ambs Co.
8.440% due 12/29/2049 (a)	14,000	16,160
Nordbanken AB
8.950% due 11/29/2049 (a)	28,000	33,772
Pacific Life Insurance Co.
7.900% due 12/30/2023	8,000	9,300
Parker Retirement Savings Plan
6.340% due 07/15/2008	435	468
Pemex Project Funding Master Trust
3.077% due 01/07/2005 (a)	152,300	152,373
7.875% due 02/01/2009	3,770	4,213
9.125% due 10/13/2010	85	101
8.000% due 11/15/2011	100,650	114,112
7.375% due 12/15/2014	22,130	24,177
8.625% due 02/01/2022	38,977	44,414
Phoenix Quake Wind Ltd.
4.420% due 07/03/2008 (a)(n)	73,200	75,894
5.470% due 07/03/2008 (a)	16,700	17,150
Premium Asset Trust
2.095% due 11/27/2004 (a)	48,900	48,908
1.900% due 10/06/2005 (a)	300	300
2.225% due 09/08/2007 (a)(n)	34,900	33,385
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	15,500	14,260
7.250% due 02/15/2011	29,443	26,425
Racers
2.011% due 08/15/2007 (a)(n)	4,500	4,356
Residential Reinsurance Ltd.
6.740% due 06/08/2006 (a)(n)	17,800	13,881
Royal Bank of Scotland PLC
8.817% due 03/31/2049	45,400	46,794
9.118% due 03/31/2049	73,700	90,707
7.648% due 08/31/2049 (a)	195	233
Sun Life of Canada
8.526% due 05/29/2049	550	635
TXU Eastern Funding Co.
6.450% due 05/15/2005 (b)	15,270	2,100
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	23,900	28,889
UFJ Finance Aruba AEC
6.750% due 07/15/2013	92,360	102,578
Vita Capital Ltd.
3.320% due 01/01/2007 (a)	19,600	19,722

		1,918,401

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Industrials 1.5%
Alcan, Inc.
2.100% due 12/08/2004 (a)	200	200
Altria Group, Inc.
7.000% due 07/15/2005	15,125	15,501
America West Airlines, Inc.
6.870% due 01/02/2017	1,660	1,672
American Airlines, Inc.
6.978% due 04/01/2011	29,494	29,158
Continental Airlines, Inc.
7.056% due 09/15/2009	40,409	40,021
7.487% due 10/02/2010	1,215	1,185
6.503% due 06/15/2011	9,220	8,641
6.900% due 01/02/2018	1,322	1,279
6.820% due 05/01/2018	5,825	5,489
7.707% due 04/02/2021	3,386	3,292
Continental Cablevision, Inc.
8.875% due 09/15/2005	4,900	5,171
DaimlerChrysler North America Holding Corp.
3.400% due 12/15/2004	25,700	25,734
7.400% due 01/20/2005	25,000	25,372
2.750% due 09/26/2005 (a)	23,300	23,421
2.340% due 05/24/2006 (a)	44,190	44,375
Delhaize America, Inc.
7.375% due 04/15/2006	11,300	12,032
Delta Air Lines, Inc.
7.570% due 05/18/2012	9,750	8,762
Duty Free International, Inc.
7.000% due 12/31/2049 (b)	175	175
EchoStar DBS Corp.
4.850% due 10/01/2008 (a)	500	521
El Paso CGP Co.
6.500% due 05/15/2006	510	521
7.500% due 08/15/2006	9,075	9,404
6.375% due 02/01/2009	9,000	8,685
7.750% due 06/15/2010	15,500	15,578
9.625% due 05/15/2012	9,000	9,473
6.700% due 02/15/2027	400	402
7.420% due 02/15/2037	9,000	7,538
El Paso Corp.
6.950% due 12/15/2007	10,100	10,201
6.750% due 05/15/2009	41,669	41,669
7.000% due 05/15/2011	12,000	11,640
7.875% due 06/15/2012	32,300	32,219
7.375% due 12/15/2012	2,000	1,940
8.050% due 10/15/2030	12,000	10,770
7.800% due 08/01/2031	17,100	15,091
7.750% due 01/15/2032	133,480	117,129

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Enron Corp.
8.000% due 08/15/2005 (b)	3,200	1,376
General Motors Corp.
7.500% due 05/15/2006	3,200	3,400
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	12,500	13,234
Kerr-McGee Corp.
5.375% due 04/15/2005	5,830	5,916
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (k)(n)	1,208	1,228
Mirage Resorts, Inc.
6.625% due 02/01/2005	6,500	6,630
Norfolk Southern Corp.
2.380% due 02/28/2005 (a)	800	802
Park Place Entertainment Corp.
7.875% due 12/15/2005	6,000	6,330
Petroleos Mexicanos
8.850% due 09/15/2007	1,800	2,040
9.375% due 12/02/2008	51,650	60,301
9.250% due 03/30/2018	2,000	2,440
9.500% due 09/15/2027	31,000	37,898
Philip Morris Cos., Inc.
6.950% due 06/01/2006	9,540	10,013
7.200% due 02/01/2007	37,000	39,209
Qwest Corp.
7.200% due 11/01/2004	8,650	8,693
6.125% due 11/15/2005	100	103
5.625% due 11/15/2008	5,000	4,925
8.875% due 03/15/2012	33,775	37,321
7.500% due 06/15/2023	15,850	14,503
7.200% due 11/10/2026	2,150	1,887
8.875% due 06/01/2031	10,323	10,246
Sonat, Inc.
6.750% due 10/01/2007	2,300	2,300
7.625% due 07/15/2011	26,320	26,057
SR Wind Ltd.
6.960% due 05/18/2005 (a)(n)	12,000	12,139
7.460% due 05/18/2005 (a)	13,000	11,308
Systems 2001 Asset Trust
7.156% due 12/15/2011	26,864	28,997
Time Warner, Inc.
7.750% due 06/15/2005	12,660	13,061
Tyco International Group S.A.
5.875% due 11/01/2004	28,675	28,751
6.375% due 06/15/2005	15,000	15,388
UAL Equipment Trust
11.080% due 05/27/2006 (b)	10,249	1,844

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
United Airlines, Inc.
9.200% due 03/22/2008 (b)	3,380	1,650
6.201% due 09/01/2008	14,472	12,044
7.730% due 07/01/2010 (b)	6,400	5,208
7.186% due 04/01/2011 (b)	19,632	16,500
8.030% due 07/01/2011 (b)	465	86
6.932% due 09/01/2011 (b)(k)(n)	10,500	2,741
10.360% due 11/13/2012 (b)	7,000	3,255
6.071% due 03/01/2013 (b)	6,723	5,587
6.602% due 09/01/2013	9,100	7,688
10.020% due 03/22/2014 (b)	11,925	5,691
10.850% due 07/05/2014 (b)	34,111	13,858
10.850% due 02/19/2015 (b)	3,000	1,159
10.125% due 03/22/2015 (b)	14,300	6,981
9.060% due 06/17/2015 (b)	6,000	2,993
9.210% due 01/21/2017 (b)	15,900	6,201
2.020% due 03/02/2049	16,486	13,526
Waste Management, Inc.
7.000% due 10/01/2004	4,200	4,200
Williams Cos., Inc.
8.750% due 03/15/2032	60,580	68,001

		1,129,970

Utilities 0.4%
AEP Texas Central Co.
2.961% due 02/15/2005 (a)	48,200	48,225
BellSouth Corp.
4.119% due 04/26/2005 (a)	50,000	50,494
Duke Energy Corp.
1.950% due 01/15/2005 (a)	5,000	5,002
El Paso Electric Co.
9.400% due 05/01/2011	7,455	8,375
El Paso Natural Gas Co.
8.375% due 06/15/2032	20,520	21,751
Niagara Mohawk Power Corp.
5.375% due 10/01/2004	175	175
Ohio Power Co.
6.730% due 11/01/2004	1,375	1,380
Pacific Gas & Electric Co.
2.300% due 04/03/2006 (a)	300	300
Sprint Capital Corp.
7.900% due 03/15/2005	63,750	65,317
7.125% due 01/30/2006	13,468	14,206
6.000% due 01/15/2007	37,470	39,684
6.125% due 11/15/2008	6,000	6,482
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	14,134
U.S. West Communications, Inc.
6.000% due 08/01/2007	2,070	2,075

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
United Telecom, Inc.
6.890% due 07/01/2008 (k)(n)	700	737
United Telephone Company of the Northwest
6.890% due 07/01/2008 (k)(n)	2,760	2,894
Verizon North, Inc.
5.634% due 01/01/2021	3,000	2,970
5.604% due 01/01/2022	3,000	2,965
Wilmington Trust Co. - Tucson Electric
10.500% due 07/01/2008 (k)	280	305

		287,471

Total Corporate Bonds & Notes (Cost $3,258,174)		3,335,842

MUNICIPAL BONDS & NOTES 2.3%

Alabama State General Obligation Bonds, Series 2001
7.359% due 09/01/2021 (a)	13,228	14,012

Anne Arundel County, Maryland General Obligation Bonds, Series 2004
5.000% due 04/01/2012	3,045	3,410
5.000% due 04/01/2013	3,045	3,414

Austin, Texas Utilities Systems Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028	2,000	2,039

Austin, Texas Water & Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028	3,875	3,951

Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032	7,300	6,703

Baltimore, Maryland Board of School Commissioners Revenue Bonds, Series 2003
5.000% due 05/01/2013	3,370	3,768

Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2027	15,000	15,362
5.000% due 12/01/2032	10,000	10,174

California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
8.260% due 12/01/2029 (a)	2,500	2,552

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
California State Economic Recovery General Obligation Bonds, Series 2004
5.000% due 07/01/2008	13,000	14,211
5.000% due 07/01/2009	14,700	16,191
5.000% due 07/01/2011	31,190	34,667
5.250% due 01/01/2011	32,500	36,239
5.250% due 07/01/2012	41,730	46,942
5.250% due 07/01/2013	66,575	75,228
5.250% due 07/01/2014	10,000	11,301

California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012	56,700	63,233

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	2,742
6.125% due 06/01/2038	2,000	1,763
6.125% due 06/01/2043	2,000	1,755

California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	186,615	176,637

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	5,784

Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	2,500	2,537

Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2028	5,000	5,119

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 01/01/2027	1,000	1,024

Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 01/01/2028	3,000	3,154

Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 06/01/2031	13,480	13,700

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Clark County, Neveda General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2011	6,345	7,065
5.000% due 06/01/2012	6,670	7,441
5.000% due 01/01/2013	2,850	3,171
5.000% due 06/01/2013	7,005	7,828

Colorado State Department of Transportation Revenue Bonds, (FGIC Insured), Series 2004-B
5.000% due 12/15/2011	3,435	3,829
5.000% due 12/15/2013	20,000	22,440

Colorado State Department of Transportation Revenue Bonds, (MBIA Insured), Series 2001-A
5.500% due 06/15/2011	100	114

Commonwealth of Massachusetts General Obligation Bonds (FSA Insured), Series 2002
5.500% due 11/01/2011	29,410	33,560

Connecticut State General Obligation Bonds, (MBIA Insured) Series 2004
5.000% due 06/01/2013	21,500	24,094

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,540	2,595

Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028	4,500	4,500

Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-A
5.000% due 07/01/2034	5,750	5,868

Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-B
5.000% due 07/01/2034	8,650	8,827

Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2018	5,465	5,933

El Paso County, Colorado Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2023	2,000	2,093
5.000% due 12/01/2027	2,820	2,892

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Florida State Board of Education General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 06/01/2027	6,450	6,646

Florida State Board of Education General Obligation Bonds, (FSA Insured), Series 2011
5.250% due 06/01/2011	4,000	4,503

Florida State Department of Environmental Protection Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	6,100	6,784

Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,405	3,409
6.750% due 06/01/2039	8,050	7,778
7.875% due 06/01/2042	5,000	5,313

Grosse Pointe, Michigan Public School System General Obligation Bonds, Series 2002
4.875% due 05/01/2027	10,910	11,065

Henderson, Neveda General Obligation Bonds, Series 2000
5.500% due 04/01/2020	2,000	2,269

Illinois State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2033	20,775	21,127

Illinois State Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	5,000	5,163

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 12/01/2033	10,000	10,154

Illinois State General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 02/01/2020	1,000	1,067

Illinois State General Obligation Bonds, (FSA Insured), Series 2002
5.100% due 04/01/2017	1,300	1,402

Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	3,295	3,263

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Illinois State General Obligation Bonds, Series 2004
5.000% due 03/01/2034	86,658	87,561

Illinois State Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	700	748

Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/15/2028	5,000	5,113

Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	13,825	14,106

Indianapolis, Indiana Local Public Improvement Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2029	5,000	5,088

Jefferson County, Alabama Sewer Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 02/01/2041	9,745	10,950
5.000% due 02/01/2042	9,080	10,203

Killeen, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
4.750% due 02/15/2028	12,000	11,849

La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031	7,645	7,837

Las Vegas, Neveda Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	100	102

Madera, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2028	2,260	2,311

Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	5,500	6,468

Massachusetts State Transportation Authority Sales Tax Revenue Bonds, Series 2004
5.000% due 07/01/2011	5,195	5,774

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	53,000	54,271

Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018	50	57

Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
9.860% due 01/01/2018 (a)	2,748	3,553

Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	1,800	1,824

Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	5,500	5,616

Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/15/2026	8,500	8,732

Minnesota State General Obligation Bonds, Series 2003
5.000% due 08/01/2010	100	111

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2004
5.000% due 07/01/2013	4,020	4,499

Montgomery County, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2026	16,000	16,318

Nassau County, New York Interim Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2010	10,000	11,115

Nebraska State American Public Energy Agency Revenue Bonds, (AMBAC Insured), Series 2000
7.780% due 12/01/2012	2,248	2,342

New Hampshire State Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/15/2011	200	223

New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032	4,145	3,817
6.125% due 06/01/2042	7,065	6,164

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	12,500	12,117
6.375% due 06/01/2032	111,800	103,936

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2000
5.750% due 06/15/2011	7,000	8,136

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	9,500	10,425

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.650% due 08/15/2030	27,700	31,763

New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 03/15/2027	50	51

New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2032	7,100	7,276

New York State Transitional Finance Authority Revenue Bonds, Series 2004-D-1
5.000% due 11/01/2010	8,125	8,988

New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2001
5.000% due 01/01/2032	4,650	4,715

New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2010	100	118

New York, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.000% due 06/15/2029	5,800	5,900

New York, New York Transitional Financial Authority Revenue Bonds, Series 2000
9.240% due 11/01/2024 (a)	500	585

New York, New York Water & Sewer System Revenue Bonds, Series 2004-C
5.000% due 06/15/2035	16,100	16,371

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
New York, New YorkTransitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028	7,735	7,932

North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.950% due 06/01/2009 (a)	1,168	1,168

Northeast, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/01/2029	7,150	7,255

Northwest, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	100	101

Ohio State General Obligation Bonds, Series 2004
5.000% due 06/15/2010	2,200	2,435

Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.000% due 02/01/2033	200	204
5.250% due 02/01/2030	200	209

Orange County, California Water District Certificates of Participation Bonds, (MBIA Insured), Series 2003
5.000% due 08/15/2028	10,000	10,251

Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027	2,915	2,965
5.000% due 08/01/2033	5,000	5,053

Plano Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.250% due 02/15/2012	2,000	2,216

Purdue University, Indiana Revenue Bonds, Series 2003
5.000% due 07/01/2029	3,500	3,562

Sacramento, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2027	2,950	3,031

San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	5,000	5,072

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	12,660	12,860

Shelby County, Tennessee General Obligation Bonds, Series 2004
5.000% due 04/01/2013	6,650	7,393

South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032	6,315	6,295

South Carolina State Public Services Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2009	12,800	14,047

South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028	3,400	3,156

South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001-A
5.000% due 10/01/2029	6,500	7,292

Southbridge, Massachusetts Associations Corp. Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022	31,105	37,791

Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	7,550	7,666

Tampa, Florida Water & Sewer System Revenue Bonds, Series 2001
5.000% due 10/01/2026	5,000	5,159

University of Illinois Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 04/01/2030	5,000	5,077

University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	4,120	4,108

University of Texas Financing Refunding Systems Revenue Bonds, Series 2004-B
5.250% due 08/15/2011	300	338

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
University of Texas Permanent University Fund Revenue Bonds, Series 2004
4.750% due 07/01/2030	72,210	71,254

University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2028	20,300	20,721
5.000% due 08/15/2033	46,900	47,669

Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024	3,500	3,632

Washington State Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2015	29,800	34,231

Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	2,100	1,992

Wisconsin State Clean Water Revenue Bonds, Series 2002
8.412% due 06/01/2023 (a)	7,993	9,085

Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2011	14,090	15,617
5.000% due 05/01/2012	19,230	21,377
5.000% due 05/01/2013	20,000	22,267

Wyandotte County, Kansas School District General Obligation Bonds, (FSA Insured), Series 2002
5.500% due 09/01/2017	4,000	4,599

Wyandotte County, Kansas School District No. 500 General Obligation Bonds, (FSA Insured), Series 2002
5.500% due 09/01/2016	5,260	6,047

Total Municipal Bonds & Notes (Cost $1,712,055)		1,728,065

U.S. GOVERNMENT AGENCIES 26.2%
Fannie Mae
0.000% due 09/01/2007 - 08/25/2023 (d)(f)	227	184
0.950% due 03/25/2009 (a)(e)	4,837	72
1.000% due 09/25/2023	23	23
2.211% due 04/18/2028 (a)	539	540
2.261% due 10/18/2030 (a)	3,797	3,822
2.290% due 09/25/2030 (a)	291	293

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
2.340% due 03/25/2017 - 08/25/2030 (a)(f)	6,986	7,039
2.393% due 06/25/2018 (a)	1	1
2.511% due 01/01/2021 (a)	51	51
2.545% due 11/01/2023 (a)	72	73
2.551% due 04/01/2027 (a)	366	372
2.592% due 04/01/2027 (a)	365	374
2.604% due 06/01/2023 (a)	357	360
2.622% due 09/01/2022 (a)	363	369
2.766% due 10/01/2040 (a)	5,286	5,342
2.781% due 10/01/2030 - 10/01/2040 (a)(f)	15,712	15,883
2.816% due 05/01/2022 (a)	62	63
2.875% due 02/01/2022 - 10/01/2023 (a)(f)	461	474
2.879% due 02/01/2020 (a)	41	42
2.934% due 09/01/2022 (a)	291	295
2.971% due 09/01/2017 (a)	1,959	1,964
2.994% due 01/01/2020 (a)	2,011	2,078
3.000% due 08/25/2009	65,266	65,358
3.040% due 09/01/2024 (a)	612	623
3.052% due 03/01/2033 (a)	355	360
3.181% due 08/01/2025 (a)	2,292	2,322
3.185% due 12/01/2020 (a)	2,105	2,168
3.233% due 03/01/2019 (a)	2,455	2,525
3.255% due 04/01/2024 (a)	981	1,014
3.287% due 05/01/2023 (a)	327	337
3.298% due 09/01/2024 (a)	590	605
3.308% due 11/01/2024 (a)	5,425	5,522
3.325% due 06/01/2022 (a)	113	117
3.336% due 07/01/2024 (a)	1,621	1,669
3.342% due 01/01/2026 (a)	280	291
3.361% due 12/01/2023 (a)	356	370
3.371% due 10/01/2024 (a)	81	84
3.410% due 08/01/2023 (a)	134	135
3.414% due 06/01/2024 (a)	186	194
3.418% due 08/01/2027 (a)	3,361	3,451
3.428% due 09/01/2025 (a)	301	308
3.433% due 11/01/2025 (a)	96	99
3.437% due 01/01/2024 - 04/01/2027 (a)(f)	1,165	1,215
3.443% due 11/01/2023 (a)	288	300
3.450% due 12/01/2023 - 01/01/2024 (a)(f)	576	599
3.453% due 11/01/2025 (a)	1,066	1,094
3.465% due 03/01/2025 (a)	1,960	2,024
3.470% due 08/01/2027 (a)	6,729	6,954
3.507% due 08/01/2026 (a)	414	428
3.517% due 10/01/2024 (a)	29	30
3.518% due 12/01/2018 (a)	484	492
3.520% due 11/01/2025 (a)	515	531
3.546% due 11/01/2025 (a)	461	474
3.555% due 05/01/2026 (a)	109	112

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
3.558% due 05/01/2024 (a)	476	493
3.565% due 01/01/2024 (a)	104	108
3.607% due 03/01/2026 (a)	260	271
3.615% due 02/01/2026 (a)	122	127
3.617% due 10/01/2023 (a)	63	66
3.654% due 09/01/2023 (a)	627	650
3.657% due 04/01/2027 (a)	182	189
3.671% due 09/01/2019 (a)	1,273	1,300
3.710% due 11/01/2023 (a)	37	39
3.711% due 12/01/2023 (a)	240	248
3.726% due 02/01/2028 (a)	193	197
3.732% due 10/01/2024 (a)	248	257
3.737% due 02/01/2027 (a)	956	992
3.769% due 12/01/2027 (a)	1,314	1,353
3.770% due 10/01/2020 (a)	60	61
3.818% due 02/01/2028 (a)	1,734	1,764
3.837% due 09/01/2027 (a)	82	85
3.847% due 04/01/2026 (a)	143	148
3.867% due 08/01/2033 (a)	123	123
3.873% due 10/01/2027 (a)	1,234	1,285
3.875% due 01/01/2018 (a)	576	590
3.892% due 06/01/2023 (a)	67	69
3.922% due 06/01/2025 (a)	474	486
3.954% due 11/01/2019 (a)	283	289
3.970% due 07/01/2019 (a)	20	20
4.000% due 02/25/2009	8	8
4.030% due 05/01/2030 (a)	51	53
4.210% due 08/01/2017 (a)	2	2
4.454% due 02/01/2028 (a)	76	77
4.500% due 05/01/2018 - 08/01/2019 (f)	1,392	1,391
4.519% due 08/01/2027 (a)	228	236
4.549% due 07/01/2019 (a)	196	199
4.625% due 10/01/2019 (a)	1,007	1,023
4.642% due 09/01/2014 (a)	142	144
4.680% due 12/01/2012	391	399
4.696% due 07/01/2024 (a)	198	206
4.711% due 07/01/2021 - 07/01/2034 (a)(f)	164	167
4.835% due 04/01/2017 (a)	71	71
4.867% due 05/01/2017 (a)	9	9
4.896% due 06/01/2015 (a)	616	632
4.900% due 03/25/2029	24,615	24,698
4.978% due 02/01/2033 (a)	137	144
5.000% due 02/01/2013 - 12/01/2050 (f)	9,076,764	9,136,228
5.025% due 11/01/2022 (a)	25	25
5.055% due 06/01/2022 (a)	45	47
5.149% due 04/01/2018 (a)	405	420
5.190% due 04/01/2033 (a)	129	132
5.291% due 03/01/2023 (a)	692	717

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
5.325% due 05/01/2021 (a)	39	40
5.359% due 05/01/2023 (a)	683	708
5.362% due 02/01/2021 (a)	285	296
5.364% due 12/01/2017 (a)	1,609	1,667
5.500% due 03/01/2006 - 10/14/2034 (f)	4,963,844	5,065,716
5.519% due 05/01/2021 (a)	58	60
5.534% due 10/01/2027 (a)	331	345
5.565% due 09/01/2021 (a)	41	42
5.625% due 02/01/2023 (a)	47	49
5.710% due 01/01/2009	278	296
5.730% due 06/01/2022 (a)	27	28
5.750% due 01/01/2020 - 12/20/2027 (f)	3,813	3,868
5.760% due 02/01/2020 (a)	214	220
5.792% due 03/01/2023 (a)	2,104	2,175
5.860% due 05/01/2014 (a)	306	315
5.870% due 02/01/2018 (a)	57	58
5.875% due 03/01/2023 (a)	97	100
5.900% due 10/01/2026 (a)	33	34
5.936% due 12/01/2031	5,431	5,912
6.000% due 11/01/2003 - 05/01/2034 (f)	855,870	894,951
6.028% due 08/01/2022 (a)	2,780	2,889
6.048% due 01/01/2011	145	161
6.090% due 12/01/2008	46	50
6.104% due 09/01/2021 (a)	10	10
6.133% due 09/01/2029 (a)	54	55
6.137% due 12/01/2017 (a)	28	29
6.141% due 02/01/2021 (a)	267	273
6.210% due 08/01/2010	48,262	52,813
6.250% due 01/25/2008 - 02/25/2029 (f)	41,648	44,446
6.255% due 09/01/2013	64,000	71,383
6.270% due 09/25/2007	3,000	3,196
6.290% due 02/25/2029	500	541
6.300% due 10/17/2038	20,825	22,154
6.370% due 02/25/2013	28,500	31,298
6.390% due 05/25/2036	39,576	41,876
6.420% due 12/01/2007	150	161
6.423% due 11/01/2021 - 06/01/2025 (a)(f)	1,755	1,815
6.500% due 09/01/2005 - 06/25/2044 (f)	515,775	540,247
6.530% due 10/01/2013	4,116	4,518
6.550% due 01/01/2008	879	945
6.555% due 08/01/2028	2,131	2,333
6.625% due 09/15/2009	105	118
6.662% due 08/01/2031 (a)	1,500	1,512
6.730% due 11/01/2007	1,053	1,133
6.740% due 08/25/2007	425	459
6.750% due 10/25/2023	782	834
6.756% due 02/25/2023 (a)(e)	2,834	203
6.900% due 06/01/2007 - 05/25/2023 (f)	417	438

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.982% due 06/01/2007	166	175
7.000% due 05/25/2006 - 01/25/2048 (f)	47,195	49,858
7.040% due 03/01/2007	50	54
7.053% due 12/01/2025 (a)	621	638
7.250% due 01/01/2008 - 01/01/2023 (f)	3,509	3,712
7.253% due 12/01/2025 (a)	655	677
7.347% due 10/01/2009	480	539
7.364% due 06/01/2030 (a)	1,147	1,183
7.375% due 05/25/2022	3,078	3,319
7.460% due 08/01/2029	3,793	4,459
7.500% due 11/01/2010 - 07/25/2031 (f)	11,365	12,505
7.697% due 08/01/2027 (a)	40	41
7.750% due 06/01/2009 - 01/25/2022 (f)	4,667	5,039
7.780% due 01/01/2018	2,155	2,586
7.800% due 10/25/2022	655	713
7.810% due 05/01/2027 (a)	108	112
7.850% due 07/01/2018	6,374	7,692
7.900% due 11/01/2025 - 12/01/2026 (a)(f)	383	398
7.920% due 03/01/2018	2,660	3,222
7.980% due 05/01/2030	6,467	6,938
8.000% due 12/01/2007 - 06/01/2032 (f)	12,094	13,097
8.060% due 04/01/2030	1,798	1,914
8.080% due 04/01/2030	986	1,050
8.250% due 10/01/2008 - 03/01/2030 (f)	1,806	2,126
8.490% due 06/01/2025	944	1,025
8.500% due 11/01/2004 - 10/01/2032 (f)	26,110	28,823
8.750% due 01/25/2021	621	684
9.000% due 10/01/2004 - 12/01/2027 (f)	5,042	5,566
9.250% due 04/25/2018	49	53
9.300% due 05/25/2018 - 08/25/2019 (f)	173	192
9.414% due 09/25/2028 (a)	2,708	3,112
9.500% due 12/01/2006 - 07/01/2022 (f)	3,246	3,627
9.750% due 11/01/2008	4	5
10.000% due 02/01/2005 - 05/01/2022 (f)	382	427
10.500% due 11/01/2013 - 04/01/2022 (f)	172	191
11.000% due 11/01/2013 - 11/01/2020 (f)	405	465
11.500% due 08/20/2016 - 11/01/2019 (f)	24	27
12.000% due 05/01/2016	3	3
12.500% due 10/01/2015	9	11
13.250% due 09/01/2011	5	6
13.661% due 09/25/2008 (a)	814	884
14.500% due 01/01/2013	2	2
14.750% due 08/01/2012	72	85
15.000% due 10/01/2012	95	111
15.500% due 10/01/2012 - 12/01/2012 (f)	7	8
15.750% due 12/01/2011 - 08/01/2012 (f)	42	50
16.000% due 09/01/2012	47	55
22.425% due 09/25/2008 (e)	1	22

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
903.213% due 08/25/2021 (e)	1	21
1000.000% due 04/25/2022 (e)	1	12
Federal Home Loan Bank
1.240% due 01/21/2005	1,000	998
5.500% due 03/15/2015	3,687	3,699
Federal Housing Administration
6.755% due 03/01/2041 (n)	15,903	16,135
6.780% due 07/25/2040 (n)	7,483	7,887
6.830% due 12/01/2039 (n)	3,407	3,441
6.875% due 11/01/2015 (n)	2,483	2,473
6.880% due 10/01/2040 - 02/01/2041 (f)(n)	21,299	21,119
6.896% due 07/01/2020 (a)(n)	14,724	14,712
6.900% due 12/01/2040 (n)	22,443	22,602
6.960% due 05/01/2016 (n)	6,284	6,323
6.997% due 09/01/2019 (n)	615	619
7.110% due 05/01/2019 (n)	3,142	3,161
7.211% due 12/01/2021 (n)	850	855
7.250% due 06/01/2040 (n)	8,138	8,111
7.310% due 06/01/2041 (n)	23,271	23,731
7.315% due 08/01/2019 (n)	8,490	8,500
7.350% due 11/01/2020 (n)	1,297	1,269
7.375% due 02/01/2018 - 02/01/2022 (f)(n)	4,624	4,652
7.400% due 01/25/2020 - 02/01/2021 (f)(n)	7,270	7,337
7.430% due 10/01/2018 - 06/25/2024 (f)(n)	41,372	41,838
7.450% due 05/01/2021 (n)	3,289	3,326
7.460% due 01/01/2023 (n)	725	733
7.465% due 11/01/2019 (n)	9,824	9,934
7.500% due 03/01/2032 (n)	3,279	3,292
7.580% due 12/01/2040 (n)	7,311	7,339
7.630% due 08/01/2041 (n)	17,526	17,651
7.675% due 09/01/2030 (n)	5,699	5,694
7.780% due 11/01/2040 (n)	7,308	7,822
8.250% due 01/01/2041 (n)	4,662	4,610
8.375% due 02/01/2012 (n)	267	273
8.450% due 07/01/2012 (n)	439	449
Freddie Mac
1.890% due 09/15/2026 (a)	2,089	2,091
2.110% due 12/15/2029 (a)	113	114
2.160% due 06/15/2031 (a)	2,385	2,394
2.210% due 11/15/2030 - 12/15/2031 (a)(f)	154	155
2.260% due 09/15/2030 - 01/15/2032 (a)(f)	715	719
2.750% due 04/01/2017 (a)	13	13
2.875% due 06/01/2017 (a)	7	7
2.950% due 05/01/2023 (a)	368	380
3.000% due 12/01/2016 (a)	439	445
3.034% due 03/25/2044 (a)	9,677	9,681
3.050% due 10/25/2023 (a)	2,297	2,349
3.108% due 04/01/2023 (a)	84	87

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
3.198% due 03/01/2024 (a)	500	522
3.245% due 09/01/2023 (a)	537	557
3.271% due 07/01/2023 (a)	461	476
3.278% due 12/01/2022 (a)	64	66
3.306% due 07/01/2020 (a)	322	329
3.308% due 06/01/2022 (a)	138	142
3.317% due 09/01/2023 (a)	345	359
3.333% due 06/01/2022 (a)	997	1,033
3.382% due 06/01/2022 (a)	319	330
3.409% due 10/01/2023 (a)	357	365
3.413% due 11/01/2026 (a)	2,050	2,113
3.423% due 10/01/2023 (a)	694	724
3.430% due 10/01/2023 (a)	220	230
3.433% due 04/01/2024 (a)	2,021	2,087
3.441% due 04/01/2025 (a)	504	517
3.446% due 05/01/2023 (a)	301	312
3.455% due 05/01/2023 (a)	232	241
3.458% due 07/01/2022 (a)	248	256
3.465% due 10/01/2023 (a)	477	500
3.472% due 11/01/2023 (a)	772	801
3.474% due 11/01/2020 (a)	261	271
3.476% due 11/01/2023 (a)	25	26
3.480% due 07/01/2025 (a)	2,327	2,399
3.489% due 09/01/2028 (a)	13	13
3.490% due 01/01/2024 (a)	132	138
3.499% due 08/01/2023 (a)	2,621	2,728
3.500% due 01/01/2019 - 07/15/2032 (f)	143	143
3.515% due 05/01/2027 (a)	63	66
3.523% due 04/01/2029 (a)	312	324
3.566% due 06/01/2024 (a)	493	514
3.567% due 06/01/2020 (a)	534	551
3.578% due 02/01/2023 (a)	760	790
3.587% due 06/01/2021 (a)	1,202	1,238
3.590% due 08/01/2023 (a)	1,561	1,618
3.596% due 07/01/2024 (a)	368	384
3.609% due 10/01/2026 (a)	893	926
3.621% due 06/01/2024 (a)	1,005	1,043
3.622% due 05/01/2021 (a)	2,470	2,481
3.623% due 10/01/2024 (a)	746	774
3.635% due 07/01/2023 (a)	133	138
3.636% due 12/01/2023 (a)	348	363
3.666% due 07/01/2027 (a)	54	55
3.667% due 09/01/2023 (a)	1,957	2,038
3.671% due 02/01/2025 (a)	67	70
3.710% due 08/01/2023 (a)	261	271
3.733% due 08/01/2023 (a)	2	3
3.756% due 12/01/2018 (a)	741	745
3.780% due 02/01/2019 (a)	732	737

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
3.815% due 03/01/2022 (a)	2,628	2,688
3.822% due 01/01/2028 (a)	38	40
3.828% due 01/01/2024 (a)	118	123
3.899% due 12/01/2026 (a)	1,582	1,580
3.928% due 07/01/2019 (a)	738	767
4.018% due 05/01/2022 (a)	62	65
4.076% due 10/01/2023 - 08/15/2032 (a)(f)	11,305	11,357
4.082% due 08/01/2023 (a)	109	113
4.083% due 01/01/2022 (a)	164	165
4.125% due 08/01/2024 (a)	105	110
4.177% due 08/01/2023 (a)	224	232
4.260% due 09/01/2023 (a)	670	697
4.262% due 01/01/2021 (a)	55	55
4.386% due 09/01/2023 (a)	33	34
4.500% due 11/01/2008 - 05/01/2034 (f)	13,337	13,543
4.875% due 09/01/2018 (a)	173	176
4.992% due 12/01/2019 (a)	6	6
5.000% due 02/01/2007 - 06/01/2034 (f)	369,718	376,827
5.035% due 05/01/2020 (a)	169	170
5.048% due 10/01/2022 (a)	108	110
5.118% due 05/01/2023 (a)	39	40
5.260% due 10/01/2020 (a)	17	17
5.346% due 11/01/2028 (a)	2,717	2,721
5.476% due 10/01/2020 (a)	304	310
5.500% due 10/01/2008 - 10/14/2034 (f)	8,835	8,985
5.738% due 07/01/2032 (a)	28	28
5.780% due 01/01/2019 (a)	69	71
5.782% due 02/01/2021 (a)	18	19
5.857% due 05/01/2018 (a)	749	782
5.892% due 07/01/2019 (a)	14	14
5.950% due 06/15/2028	33,256	34,021
5.974% due 03/01/2021 (a)	2,313	2,400
6.000% due 11/15/2008 - 03/01/2034 (f)	387,372	402,305
6.020% due 05/01/2018 (a)	742	763
6.174% due 05/01/2020 (a)	32	33
6.200% due 12/15/2008	2,647	2,716
6.250% due 11/15/2022 - 12/15/2028 (f)	12,508	12,943
6.400% due 10/15/2008 (e)	9	1
6.481% due 07/01/2019 (a)	16	16
6.500% due 04/01/2008 - 02/25/2042 (f)	733,768	766,943
6.525% due 02/01/2019 (a)	5	5
6.575% due 01/01/2019 (a)	2	2
6.885% due 05/01/2018 (a)	68	70
6.950% due 07/15/2021 - 08/15/2021 (f)	120	121
7.000% due 09/01/2006 - 10/25/2043 (f)	150,554	158,450
7.084% due 02/01/2026 (a)	88	91
7.250% due 11/01/2008 - 05/15/2030 (f)	244	247
7.258% due 09/01/2027 (a)	114	116

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
7.375% due 02/15/2008 (a)(e)	78	6
7.410% due 10/25/2023	459	471
7.457% due 02/01/2026 (a)	181	189
7.500% due 11/01/2006 - 07/01/2032 (f)	69,761	73,997
7.588% due 02/01/2026 (a)	88	91
7.645% due 05/01/2025 (n)	3,461	3,898
7.688% due 09/15/2007 (a)(e)	659	40
7.828% due 07/01/2030 (a)	3,317	3,446
7.834% due 02/01/2026 (a)	622	645
8.000% due 12/01/2004 - 09/15/2029 (f)	24,509	26,171
8.250% due 08/01/2007 - 06/15/2022 (f)	698	717
8.500% due 11/01/2007 - 06/01/2030 (f)	6,950	7,086
8.750% due 04/01/2009 - 12/15/2020 (f)	236	238
8.900% due 11/15/2020	2,746	2,750
9.000% due 04/01/2006 - 07/01/2030 (f)	1,433	1,448
9.250% due 10/01/2009	4	4
9.500% due 11/01/2004 - 12/01/2022 (f)	1,716	1,749
9.750% due 11/01/2008	1	1
10.000% due 10/01/2005 - 03/01/2021 (f)	205	227
10.100% due 09/01/2016	134	150
10.250% due 04/01/2009 - 07/01/2009 (f)	284	311
10.500% due 10/01/2017 - 01/01/2021 (f)	73	83
10.750% due 09/01/2009 - 12/01/2015 (f)	107	118
11.000% due 04/01/2010 - 05/01/2020 (f)	147	163
11.250% due 10/01/2009 - 09/01/2015 (f)	8	9
11.500% due 01/01/2018	14	15
12.500% due 12/01/2012	6	7
13.250% due 10/01/2013	68	78
14.000% due 04/01/2016	8	10
15.500% due 08/01/2011 - 11/01/2011 (f)	5	6
16.250% due 05/01/2011	1	1
82.576% due 08/15/2007 (e)	1	3
884.500% due 01/15/2021 (e)	1	1
1007.500% due 02/15/2022 (e)	1	1
Government National Mortgage Association
2.178% due 06/16/2031 - 03/16/2032 (a)(f)	702	706
2.211% due 06/20/2030 (a)	544	547
2.228% due 10/16/2030 (a)	3,579	3,601
2.278% due 02/16/2030 - 04/16/2032 (a)(f)	9,071	9,140
2.311% due 09/20/2030 (a)	859	863
2.328% due 12/16/2025 (a)	357	361
2.378% due 02/16/2030 (a)	6,800	6,863
2.428% due 02/16/2030 (a)	3,548	3,584
2.750% due 02/20/2032 (a)	7,199	7,212
3.000% due 11/20/2032 - 05/20/2034 (a)(f)	36,268	36,142
3.250% due 01/20/2028 - 03/20/2030 (a)(f)	26,329	26,301
3.375% due 05/20/2017 - 05/20/2030 (a)(f)	185,603	187,688
3.500% due 08/20/2029 - 11/20/2029 (a)(f)	15,999	16,176

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
3.875% due 04/20/2023 (a)	49	50
4.000% due 02/20/2016 - 08/20/2030 (a)(f)	19,849	20,079
4.375% due 06/20/2022 - 02/20/2025 (a)(f)	3,587	3,617
4.500% due 11/16/2028 - 07/15/2033 (f)	19,589	19,608
4.625% due 12/20/2015 - 12/20/2027 (a)(f)	61,858	62,965
4.750% due 08/20/2020 - 09/20/2027 (a)(f)	84,627	85,831
5.000% due 04/20/2033 - 09/15/2033 (f)	1,240	1,237
5.250% due 08/20/2027 (a)	9	9
5.500% due 10/15/2032 - 11/15/2033 (f)	3,812	3,887
5.650% due 10/15/2012	7	8
6.000% due 10/15/2008 - 04/15/2033 (f)	71,943	73,648
6.500% due 10/15/2008 - 09/15/2040 (f)	206,665	217,985
6.625% due 01/15/2040	9,393	10,348
6.670% due 08/15/2040	941	1,050
6.750% due 05/16/2026 - 10/16/2040 (f)	48,866	53,211
6.800% due 05/15/2040	2,932	3,291
6.875% due 02/15/2040	976	1,095
7.000% due 11/15/2007 - 08/15/2042 (f)	42,423	46,960
7.250% due 07/16/2028	18	19
7.500% due 04/15/2007 - 11/15/2042 (f)	65,217	70,594
7.700% due 06/15/2031	6,658	7,509
8.000% due 08/15/2005 - 09/15/2031 (f)	2,842	3,095
8.250% due 02/15/2006 - 04/15/2020 (f)	294	320
8.500% due 03/20/2006 - 04/15/2031 (f)	1,930	2,125
8.750% due 03/15/2007 - 07/15/2007 (f)	19	20
9.000% due 06/15/2006 - 08/15/2030 (f)	1,779	1,996
9.250% due 03/15/2005 - 12/20/2016 (f)	13	14
9.500% due 04/15/2005 - 07/15/2025 (f)	1,626	1,835
10.000% due 11/15/2009 - 02/15/2025 (f)	1,408	1,587
10.250% due 02/20/2019	11	12
10.500% due 12/15/2015 - 09/15/2021 (f)	188	213
11.000% due 01/15/2010 - 04/20/2019 (f)	72	82
11.500% due 04/15/2013 - 10/15/2015 (f)	44	50
12.000% due 11/15/2012 - 05/15/2016 (f)	176	201
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	9	11
13.500% due 10/15/2012 - 09/15/2014 (f)	43	49
15.000% due 08/15/2011 - 11/15/2012 (f)	93	109
16.000% due 11/15/2011 - 05/15/2012 (f)	79	94
17.000% due 11/15/2011 - 12/15/2011 (f)	31	37
Small Business Administration
4.524% due 02/10/2013	30,735	30,874
4.980% due 11/01/2023	12,903	13,148
4.990% due 09/01/2024	4,000	4,059
5.130% due 09/01/2023	8,848	9,083
5.340% due 11/01/2021	13,462	14,086
6.030% due 02/01/2012	28,448	30,237
6.340% due 03/01/2021	23,757	25,741

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.344% due 08/10/2011	4,509	4,844
6.640% due 02/01/2011	14,402	15,615
6.700% due 12/01/2016	8,661	9,322
6.900% due 12/01/2020	7,432	8,203
6.950% due 11/01/2016	2,467	2,667
7.150% due 03/01/2017	4,019	4,380
7.190% due 12/01/2019	315	350
7.449% due 08/01/2010	60,362	66,923
7.452% due 09/01/2010	23,739	26,303
7.500% due 04/01/2017	2,577	2,826
7.540% due 08/10/2009	28,730	31,799
7.630% due 06/01/2020	14,701	16,570
7.640% due 03/10/2010	30,843	34,296
7.700% due 07/01/2016	330	361
8.017% due 02/10/2010	38,770	43,560

Total U.S. Government Agencies (Cost $19,684,401)		19,918,369

U.S. TREASURY OBLIGATIONS 14.2%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	269,824	288,364
3.625% due 01/15/2008	1,017,432	1,116,116
3.875% due 01/15/2009	1,636,463	1,842,748
4.250% due 01/15/2010	1,046,239	1,214,577
3.500% due 01/15/2011	984,551	1,114,658
3.375% due 01/15/2012	107,578	121,929
3.000% due 07/15/2012	459,257	508,681
2.000% due 07/15/2014	261	267
2.375% due 01/15/2025	100,484	104,712
U.S. Treasury Bonds
6.000% due 02/15/2026	110,820	126,382
6.250% due 05/15/2030	175,600	208,470
5.375% due 02/15/2031	297,400	318,683
U.S. Treasury Notes
2.125% due 10/31/2004	2,955	2,957
2.500% due 09/30/2006	3,809,300	3,802,302
4.875% due 02/15/2012	2,000	2,132

Total U.S. Treasury Obligations (Cost $10,657,614)		10,772,978

MORTGAGE-BACKED SECURITIES 2.0%
ABN AMRO Mortgage Corp.
6.500% due 06/25/2029	485	485
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	27,342	29,112
Bank of America Mortgage Securities, Inc.
6.346% due 07/25/2032 (a)	9,718	9,948
5.769% due 10/20/2032 (a)	356	362
6.500% due 02/25/2033	55,352	56,167

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Bear Stearns Adjustable Rate Mortgage Trust
4.189% due 11/25/2030 (a)	31,927	32,018
6.802% due 06/25/2031 (a)	1,715	1,741
5.747% due 06/25/2032 (a)	136	137
5.983% due 06/25/2032 (a)	46	46
5.334% due 10/25/2032 (a)	13,975	14,066
5.667% due 01/25/2033 (a)	30,655	30,721
5.415% due 03/25/2033 (a)	25,998	26,236
5.420% due 03/25/2033 (a)	43,092	43,972
1.590% due 07/25/2034 (a)	1,635	1,636
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008	79	83
5.060% due 12/15/2010	29,964	31,173
7.000% due 05/20/2030	50,148	56,652
Bear Stearns Mortgage Securities, Inc.
3.904% due 06/25/2030 (a)	1,441	1,474
Capco America Securitization Corp.
5.860% due 12/15/2007	24	25
Cendant Mortgage Corp.
6.000% due 10/21/2033 (a)	15,437	15,707
Citicorp Mortgage Securities, Inc.
6.250% due 04/25/2024	4,252	4,249
6.250% due 08/25/2024	42	42
CMC Securities Corp.
7.250% due 11/25/2027	28	28
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	1,502	1,505
COMM Mortgage Trust
6.145% due 02/15/2008	6,493	6,734
2.060% due 09/15/2014 (a)(n)	37,000	37,035
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009	75	84
Commercial Mortgage Asset Trust
6.975% due 04/17/2013	145	168
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	15,811	15,926
Countrywide Home Loan Mortgage Pass Through Trust
5.946% due 07/19/2032 (a)	102	104
Countrywide Home Loans, Inc.
6.015% due 07/19/2031 (a)	326	338
6.025% due 03/19/2032 (a)	4,153	4,166
5.273% due 09/19/2032 (a)	1,704	1,708
Credit-Based Asset Servicing & Securitization LLC
2.220% due 10/25/2028 (a)	2,482	2,484
2.250% due 09/25/2029 (a)	38	38
2.160% due 02/25/2030 (a)	5,937	5,945
2.165% due 04/25/2032 (a)	2,077	2,088
2.160% due 06/25/2032 (a)	16,708	16,744

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Crusade Global Trust
2.041% due 02/15/2030 (a)	10,751	10,756
CS First Boston Mortgage Securities Corp.
7.290% due 09/15/2009	335	380
6.000% due 02/25/2017	2,270	2,306
6.000% due 06/25/2017	257	257
7.500% due 02/25/2031	27	26
7.500% due 03/25/2031	2,302	2,300
2.215% due 06/25/2031 (a)	1,161	1,162
2.390% due 11/25/2031 (a)	185	186
6.232% due 12/25/2031 (a)	6,798	6,942
2.015% due 02/25/2032 (a)	1,103	1,104
1.117% due 03/25/2032 (a)(n)	4,716	4,667
1.727% due 03/25/2032 (a)(n)	3,600	3,604
6.248% due 04/25/2032 (a)	7,589	7,812
2.005% due 05/25/2032 (a)	16,389	16,365
6.117% due 05/25/2032 (a)	4,157	4,251
2.215% due 12/25/2032 (a)	6,623	6,636
7.500% due 12/25/2032	60	63
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	515	587
DLJ Mortgage Acceptance Corp.
3.843% due 08/01/2021 (a)(k)(n)	1,598	1,550
8.000% due 03/25/2022	24	24
6.405% due 03/25/2023 (a)	12	12
5.269% due 03/25/2024 (a)	33	33
28.446% due 05/25/2024 (a)	17	17
6.648% due 10/25/2024 (a)	79	80
2.115% due 06/25/2026 (a)	183	184
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	110	110
Federal Agricultural Mortgage Corp.
7.930% due 01/25/2012 (a)(n)	671	691
FFCA Secured Lending Corp.
7.130% due 05/18/2026 (n)	3,088	2,993
7.270% due 09/18/2027	78	79
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)(n)	275	285
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	24	24
First Interstate Bancorp.
8.875% due 01/01/2009 (k)(n)	25	24
9.125% due 01/01/2009 (a)(k)(n)	2	2
First Nationwide Trust
6.500% due 03/25/2029	1,057	1,061
8.000% due 10/25/2030	17	17
6.750% due 08/21/2031	27,030	27,507
8.500% due 08/25/2031	83	84
2.215% due 09/25/2031 (a)	146	146

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
First Republic Mortgage Loan Trust
2.160% due 06/25/2030 (a)	8,145	8,147
1.900% due 08/15/2032 (a)	636	636
Fund AmericaInvestors Corp.
4.075% due 06/25/2023 (a)	757	773
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006	250	270
6.150% due 11/15/2007	50	51
6.974% due 05/15/2008	15,129	15,516
8.950% due 08/20/2017	126	127
6.570% due 09/15/2033	13,702	14,045
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (k)(n)	4,505	4,568
Government Lease Trust
6.390% due 05/18/2007	10,000	10,509
4.000% due 05/18/2011	35,750	34,374
6.480% due 05/18/2011	14,000	15,362
GS Mortgage Securities Corp.
6.526% due 08/15/2011	15,700	17,577
6.624% due 05/03/2018	55,900	62,686
6.044% due 08/15/2018	18,558	19,960
GSR Mortgage Loan Trust
2.540% due 01/25/2032 (a)	11,934	12,048
6.000% due 03/25/2032	959	971
Harborview Mortgage Loan Trust
7.470% due 08/19/2030 (a)	3,268	3,284
Home Savings of America
8.464% due 08/01/2006 (a)(n)	2	2
Impac CMB Trust
2.260% due 12/15/2030 (a)	6,534	6,543
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032 (a)	10,435	10,771
Indymac Adjustable Rate Mortgage Trust
6.681% due 08/25/2031 (a)	2,718	2,713
6.527% due 01/25/2032 (a)	8,006	8,030
6.596% due 01/25/2032 (a)	1,457	1,458
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	102	117
J.P. Morgan Commercial Mortgage Finance Corp.
8.160% due 02/25/2028 (a)(n)	1,615	1,729
LB Mortgage Trust
8.403% due 01/20/2017 (a)(n)	45,468	50,484
Master Adjustable Rate Mortgages Trust
6.155% due 10/25/2032 (a)	11,339	11,483
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,611	3,593

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Mellon Residential Funding Corp.
2.720% due 01/25/2029 (a)	4,243	4,335
3.729% due 07/25/2029 (a)	10,736	10,719
2.301% due 10/20/2029 (a)	29,590	28,260
Merrill Lynch Mortgage Investors, Inc.
6.738% due 06/15/2021 (a)	398	412
6.888% due 06/15/2021 (a)	2,684	2,781
7.148% due 06/15/2021 (a)	2,518	2,609
7.695% due 06/15/2021 (a)	559	581
2.140% due 03/15/2025 (a)	178	179
MLCC Mortgage Investors, Inc.
2.010% due 09/15/2026 (a)	7,483	7,491
Morgan Stanley Dean Witter Capital I, Inc.
6.170% due 10/03/2008	750	813
6.160% due 04/03/2009	8,119	8,612
6.220% due 06/01/2030	24	25
6.590% due 10/03/2030	614	614
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006	500	534
7.008% due 09/20/2006	1,091	1,131
6.001% due 11/18/2031	15	15
NationsBanc Montgomery Funding Corp.
6.500% due 07/25/2028	2,678	2,673
Nationslink Funding Corp.
6.654% due 02/10/2006	15,954	16,452
2.090% due 04/10/2007 (a)	5,791	5,795
6.888% due 05/10/2007	420	447
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030 (n)	7,424	7,760
Nomura Asset Securities Corp.
7.120% due 04/13/2036	460	487
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	118	119
Paine Webber CMO Trust
1359.500% due 08/01/2019 (e)	1	8
PNC Mortgage Securities Corp.
6.250% due 01/25/2029	1,077	1,080
6.300% due 03/25/2029	3,157	3,208
6.200% due 06/25/2029	826	828
6.500% due 06/25/2029	8,995	9,053
7.000% due 06/25/2030	1,340	1,343
PNC Mortgage Trust
8.250% due 03/25/2030	97	98
Prime Mortgage Trust
2.240% due 02/25/2034 (a)	56,969	57,005
Prudential Home Mortgage Securities
7.400% due 11/25/2007	86	86
7.500% due 03/25/2008	826	839
6.500% due 07/25/2008	1,893	1,892

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008	2,869	2,954
Prudential-Bache Trust
8.400% due 03/20/2021	1,677	1,706
Regal Trust IV
3.316% due 09/29/2031 (a)(n)	4,960	4,880
Resecuritization Mortgage Trust
2.090% due 04/26/2021 (a)( n)	4	3
Residential Accredit Loans, Inc.
7.500% due 08/25/2027	310	310
7.000% due 02/25/2028	3,996	3,993
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2009	88	88
6.750% due 07/25/2029	0	0
6.500% due 03/25/2032	2,203	2,245
5.606% due 09/25/2032 (a)	18,541	18,524
RMF Commercial Mortgage Pass-Through Certificates
6.751% due 01/15/2019	1,033	1,047
Ryland Acceptance Corp.
11.500% due 12/25/2016	23	24
Ryland Mortgage Securities Corp.
8.200% due 06/25/2021	18	18
SACO I, Inc.
2.270% due 09/25/2040 (a)	29	29
Salomon Brothers Mortgage Securities VII, Inc.
4.239% due 11/25/2022 (a)(n)	62	58
3.936% due 10/25/2023 (a)	37	37
2.340% due 11/25/2024 (a)	412	412
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	520	525
Sears Mortgage Securities
12.000% due 02/25/2014	187	188
Securitized Asset Sales, Inc.
5.034% due 06/25/2023 (a)	88	88
4.551% due 10/25/2023 (a)	57	57
4.231% due 11/26/2023 (a)	214	214
Sequoia Mortgage Trust
2.467% due 10/25/2024 (a)	27,887	27,904
2.161% due 10/19/2026 (a)	1,796	1,796
2.151% due 06/20/2032 (a)	1,590	1,589
2.161% due 07/20/2033 (a)	880	876
Structured Asset Mortgage Investments, Inc.
4.929% due 05/25/2022 (a)	4,499	4,527
6.502% due 06/25/2029 (a)	1,045	1,057
7.100% due 02/25/2030 (a)	222	225
6.750% due 04/30/2030	11	11
7.108% due 04/25/2032 (a)	2,602	2,622
2.141% due 09/19/2032 (a)	96,326	95,967
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005 (n)	9,532	9,287

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
2.141% due 09/19/2032 (a)	96,326	95,967
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005 (n)	9,532	9,287
Structured Asset Securities Corp.
7.000% due 02/25/2016	628	628
7.500% due 07/25/2016	2,308	2,308
1.915% due 10/25/2027 (a)	461	461
6.250% due 01/25/2032 (a)	39,784	41,206
2.130% due 02/25/2032 (a)	30,353	30,328
6.131% due 02/25/2032 (a)	9,401	9,467
2.887% due 05/25/2032 (a)	1,519	1,545
2.340% due 07/25/2032 (a)	300	300
6.150% due 07/25/2032 (a)	21,821	22,153
6.000% due 09/25/2032	15	15
5.450% due 03/25/2033 (a)	24,690	24,727
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024 (a)	44	45
Superannuation Members Home Loans Global Fund
2.135% due 06/15/2026 (a)	3,257	3,258
Torrens Trust
2.020% due 07/15/2031 (a)	9,582	9,591
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,306
6.800% due 01/25/2028	11,500	11,969
United Mortgage Securities Corp.
4.967% due 09/25/2033 (a)	371	374
Vendee Mortgage Trust
0.438% due 06/15/2023 (a)(e)	53,784	668
6.500% due 09/15/2024	25,457	26,445
6.823% due 01/15/2030 (a)	6,270	6,603
Washington Mutual Mortgage Securities Corp.
1.980% due 12/25/2007 (a)	9,219	9,219
5.530% due 07/25/2032 (a)	1,781	1,793
5.175% due 10/25/2032 (a)	39,025	39,621
5.750% due 12/25/2032	30	30
5.060% due 05/25/2033 (a)	6,351	6,410
2.879% due 12/25/2040 (a)	10,588	10,603
3.560% due 01/25/2041 (a)	12,657	12,752
2.688% due 06/25/2042 (a)	16,403	16,574

Total Mortgage-Backed Securities (Cost $1,509,032)		1,528,245

ASSET-BACKED SECURITIES 2.4%
Aames Mortgage Trust
7.589% due 10/15/2029	37	38
ACE Securities Corp.
2.160% due 11/25/2028 (a)	110	110
1.955% due 06/25/2032 (a)	14,042	14,072

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Advanta Mortgage Loan Trust
1.990% due 11/25/2029 (a)	919	920
8.250% due 08/25/2030	7,954	8,477
Advanta Revolving Home Equity Loan Trust
1.985% due 01/25/2024 (a)	4,720	4,732
2.090% due 02/25/2025 (a)	3,179	3,184
Ameriquest Mortgage Securities, Inc.
2.000% due 06/25/2005 (a)	6,532	6,537
2.330% due 05/15/2030 (a)	1,611	1,614
2.435% due 10/25/2031 (a)	7,694	7,732
1.885% due 08/25/2032 (a)	27	27
2.280% due 02/25/2033 (a)	1,844	1,851
2.170% due 03/25/2033 (a)	7,710	7,715
2.250% due 03/25/2033 (a)	14,085	14,130
1.990% due 10/25/2033 (a)	16,893	16,904
2.270% due 10/25/2033 (a)	1,862	1,866
1.970% due 08/25/2034 (a)	33,142	33,164
Amortizing Residential Collateral Trust
1.885% due 06/25/2032 (a)	1,689	1,690
Asset-Backed Funding Corp.
1.970% due 07/25/2034 (a)	40,358	40,345
Asset-Backed Securities Corp. Home Equity Loan Trust
2.420% due 07/21/2030 (a)	128	129
2.060% due 08/15/2032 (a)	3,235	3,238
Bank One Heloc Trust
2.071% due 04/20/2020 (a)	9,489	9,499
Bayview Financial Acquisition Trust
2.220% due 11/25/2031 (a)	1,907	1,907
Bear Stearns Asset-Backed Securities, Inc.
1.630% due 03/25/2024 (a)	72,021	72,071
2.015% due 10/25/2032 (a)	9,932	9,961
2.170% due 10/25/2032 (a)	17,644	17,672
5.088% due 06/25/2043 (a)	15,711	15,761
Brazos Student Loan Finance Co.
2.570% due 06/01/2023 (a)	22,212	22,466
1.920% due 12/01/2025 (a)	10,060	10,060
Capital Auto Receivables Asset Trust
1.850% due 04/16/2007 (a)	88,000	88,153
Carrington Mortgage Loan Trust
1.887% due 08/25/2034 (a)	2,930	2,930
Centex Home Equity
2.130% due 03/25/2033 (a)	6,410	6,419
2.120% due 06/25/2033 (a)	15,907	15,933
2.140% due 09/25/2033 (a)	6,514	6,525
Champion Home Equity Loan Trust
2.100% due 03/25/2029 (a)	562	563
2.240% due 09/25/2029 (a)	2,421	2,423
Charming Shoppes Master Trust
2.210% due 08/15/2008 (a)	31	31

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Chase Funding Mortgage Loan Asset-Backed Certificates
7.333% due 11/25/2011	2,724	2,778
1.950% due 09/25/2021 (a)	5,307	5,310
2.140% due 11/25/2029 (a)	1,041	1,042
2.060% due 10/25/2030 (a)	3,356	3,359
2.160% due 08/25/2032 (a)	5,822	5,834
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025	90	90
Community Program Loan Trust
4.500% due 10/01/2018	14,548	14,904
4.500% due 04/01/2029	26,000	24,509
Conseco Finance Corp.
7.800% due 05/15/2020	101	104
2.130% due 10/15/2031 (a)	4,149	4,152
8.300% due 10/15/2031	1,425	1,457
2.210% due 05/15/2032 (a)	2,967	2,976
Countrywide Asset-Backed Certificates
1.938% due 08/25/2023 (a)(n)	86,037	86,044
2.460% due 10/25/2030 (a)	5,712	5,718
2.070% due 06/25/2031 (a)	66	66
2.100% due 05/25/2032 (a)	1,338	1,340
1.600% due 12/25/2034 (a)	23,609	23,624
1.010% due 01/25/2035 (a)(n)	40,673	40,670
Credit-Based Asset Servicing & Securitization LLC
1.990% due 12/25/2029 (a)	7,284	7,284
1.955% due 01/25/2032 (a)	9,914	9,932
CS First Boston Mortgage Securities Corp.
1.965% due 07/25/2032 (a)	11,911	11,940
1.985% due 08/25/2032 (a)	10,410	10,435
Delta Funding Home Equity Loan Trust
2.170% due 09/15/2029 (a)	849	852
2.080% due 06/15/2030 (a)	1,529	1,530
Denver Arena Trust
6.940% due 11/15/2019	3,849	4,027
Discover Card Master Trust I
6.850% due 07/17/2007	960	974
2.135% due 10/16/2013 (a)	400	407
EQCC Home Equity Loan Trust
1.920% due 10/15/2027 (a)	174	174
7.448% due 08/25/2030	19	19
Equity One ABS, Inc.
1.895% due 11/25/2032 (a)	79	79
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025	17	17
First Alliance Mortgage Loan Trust
2.500% due 01/25/2025 (a)	94	94
2.191% due 03/20/2031 (a)	4,291	4,295

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
FMAC Loan Receivables Trust
7.900% due 04/15/2019 (n)	20	5
6.500% due 09/15/2020	161	105
6.830% due 09/15/2020	680	0
GMAC Mortgage Corp. Loan Trust
7.950% due 03/25/2030	2,428	2,482
Green Tree Financial Corp.
6.240% due 11/01/2016	66	68
5.760% due 11/01/2018	63	64
8.300% due 05/15/2026	269	272
6.870% due 02/01/2030	1,421	1,492
6.480% due 12/01/2030	55	57
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	114
HFC Home Equity Loan Asset-Backed Certificates
2.101% due 05/20/2031 (a)	56,345	56,417
Home Equity Asset Trust
3.465% due 08/25/2032 (a)	5,000	5,019
1.915% due 11/25/2032 (a)	10,504	10,513
2.075% due 05/25/2033 (a)	26,452	26,576
Household Mortgage Loan Trust
2.111% due 05/20/2032 (a)	33,491	33,591
2.161% due 02/20/2033 (a)	5,282	5,292
IMC Home Equity Loan Trust
7.500% due 04/25/2026	230	232
6.780% due 07/25/2026 (a)	130	132
2.031% due 05/20/2027 (a)	2	2
7.520% due 08/20/2028	32	32
7.310% due 11/20/2028	61	61
Impac CMB Trust
2.410% due 12/25/2031 (a)	4,385	4,392
Indymac Home Equity Loan Asset-Backed Trust
2.130% due 07/25/2030 (a)	367	368
Irwin Home Equity Loan Trust
2.210% due 02/25/2012 (a)	1,755	1,760
2.215% due 06/25/2021 (a)	3,415	3,424
2.130% due 06/25/2029 (a)	20,617	20,624
Long Beach Mortgage Loan Trust
2.120% due 11/25/2009 (a)	10,479	10,490
Merrill Lynch Mortgage Investors, Inc.
1.985% due 04/25/2031 (a)	3,919	3,938
1.960% due 01/25/2035 (a)	131,124	131,197
Mesa Trust Asset-Backed Certificates
2.111% due 05/15/2033 (a)(n)	57	56
Metropolitan Asset Funding, Inc.
2.300% due 04/25/2029 (a)	1,072	1,073
Mid-State Trust
8.330% due 04/01/2030	40,723	44,122

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
7.340% due 07/01/2035	1,500	1,614
6.340% due 10/15/2036	33,934	35,826
7.791% due 03/15/2038	6,457	7,201
MMCA Automobile Trust
3.670% due 07/17/2006	2,524	2,529
Morgan Stanley Dean Witter Capital I, Inc.
1.985% due 07/25/2030 (a)	4	4
1.945% due 07/25/2032 (a)	6,422	6,437
2.260% due 11/25/2032 (a)	6,013	6,031
Morgan Stanley Warehouse Facilities
1.753% due 07/06/2005 (a)(n)	234,600	234,444
MPC Natural Gas Funding Trust
6.200% due 03/15/2013 (n)	6,770	7,278
Myra-Pemex Trust
2.500% due 10/20/2006 (a)(n)	106	106
2.375% due 12/23/2006 (a)(n)	865	863
2.472% due 12/23/2006 (a)(n)	359	357
2.500% due 12/23/2006 (a)(n)	907	904
2.532% due 12/23/2006 (a)(n)	1,987	1,973
2.750% due 12/23/2006 (a)(n)	786	784
2.772% due 12/23/2006 (a)(n)	239	239
New Century Home Equity Loan Trust
7.540% due 06/25/2029	17	17
7.320% due 07/25/2029	19	19
Nissan Auto Lease Trust
2.560% due 08/15/2007	9,613	9,635
Novastar Home Equity Loan
2.115% due 04/25/2028 (a)	214	214
NPF XII, Inc.
2.463% due 11/01/2024 (a)(b)(n)	49,000	5,315
Option One Mortgage Loan Trust
2.130% due 06/25/2030 (a)	2,743	2,745
2.090% due 12/25/2030 (a)	2,177	2,178
Provident Bank Home Equity Loan Trust
1.915% due 06/25/2021 (a)	3,318	3,321
Quest Trust
2.270% due 08/25/2011 (a)	29,754	29,791
1.291% due 06/25/2034 (a)	9,760	9,766
Renaissance Home Equity Loan Trust
2.190% due 08/25/2032 (a)	9,649	9,667
Residential Asset Mortgage Products, Inc.
1.940% due 04/25/2025 (a)	81,676	81,708
2.140% due 01/25/2034 (a)	112,522	112,788
Residential Funding Mortgage Securities II, Inc.
2.030% due 04/25/2011 (a)	12,853	12,861
Residential Mortgage Loan Trust
3.375% due 09/25/2029 (a)	76	76
SACO I, Inc.
2.030% due 11/01/2034 (a)	800	800

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc.
1.895% due 09/25/2028 (a)	5,174	5,177
2.140% due 03/25/2032 (a)	5,400	5,404
Saxon Asset Securities Trust
2.195% due 07/25/2030 (a)	207	207
2.015% due 12/25/2032 (a)	9,007	9,030
1.875% due 11/25/2033 (a)	6,456	6,465
SLM Student Loan Trust
1.969% due 07/25/2006 (a)(n)	15,600	15,598
2.466% due 10/25/2010 (a)	180	182
1.860% due 04/25/2011 (a)	5,406	5,419
Specialty Underwriting & Residential Finance
2.170% due 06/25/2034 (a)	107	108
Structured Asset Securities Corp.
2.290% due 02/25/2033 (a)	10,565	10,598
UCFC Home Equity Loan
6.870% due 07/15/2029	70	71
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	3,105	3,108
Wells Fargo Home Equity Trust
2.000% due 09/25/2034 (a)(n)	85,003	84,996
2.010% due 09/25/2034 (a)(n)	15,000	14,989
WFS Financial Owner Trust
5.180% due 03/20/2009	27	27
WMC Mortgage Loan
2.210% due 10/15/2029 (a)	9,613	9,629
2.100% due 05/15/2030 (a)	3,297	3,305

Total Asset-Backed Securities (Cost $1,882,714)		1,852,659

SOVEREIGN ISSUES 1.9%
Hydro - Quebec
2.142% due 09/29/2049 (a)	5,600	5,287
Kingdom of Spain
7.000% due 07/19/2005	500	518
Republic of Brazil
2.062% due 04/15/2006 (a)	109,041	108,930
10.000% due 01/16/2007	4,000	4,462
11.500% due 03/12/2008	45,000	52,087
2.125% due 04/15/2009 (a)	69,962	68,694
12.000% due 04/15/2010	5,600	6,700
9.250% due 10/22/2010	900	970
11.000% due 01/11/2012	28,320	32,639
2.125% due 04/15/2012 (a)	16,301	15,204
8.000% due 04/15/2014	22,247	22,143
8.875% due 04/15/2024	4,000	3,852
10.125% due 05/15/2027	19,020	20,256

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
Republic of Colombia
10.750% due 01/15/2013		90	104
Republic of Panama
8.250% due 04/22/2008		63,450	70,112
9.625% due 02/08/2011		21,000	24,202
9.375% due 07/23/2012		49,060	55,806
10.750% due 05/15/2020		6,500	7,832
9.375% due 01/16/2023		44,520	48,749
8.875% due 09/30/2027		29,750	31,386
Republic of Peru
9.125% due 01/15/2008		15,300	17,343
9.125% due 02/21/2012		118,900	133,763
9.875% due 02/06/2015		8,500	9,818
4.500% due 03/07/2017 (a)		11,000	9,850
5.000% due 03/07/2017 (a)		12,100	11,231
Republic of South Africa
1.180% due 03/26/2009 (n)		2,000	1,998
9.125% due 05/19/2009		28,275	33,577
6.500% due 06/02/2014		27,000	28,836
Russian Federation
5.000% due 03/31/2030 (a)		23,515	22,678
United Mexican States
10.375% due 02/17/2009		42	52
9.875% due 02/01/2010		23,900	29,528
8.375% due 01/14/2011		23,693	27,839
7.500% due 01/14/2012		9,160	10,346
6.375% due 01/16/2013		97,275	102,674
6.625% due 03/03/2015		27,000	28,688
11.375% due 09/15/2016		4,450	6,564
8.125% due 12/30/2019		38,000	43,700
8.000% due 09/24/2022		50,810	57,415
8.300% due 08/15/2031		246,890	281,455

Total Sovereign Issues (Cost $1,300,930)			1,437,288

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 0.6%
Banque Centrale De Tunisie
7.500% due 08/06/2009	EC	2,300	3,252
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	81,500	69,877
El Paso Corp.
5.750% due 03/14/2006	EC	12,000	14,905
7.125% due 05/06/2009		63,300	76,752
Halifax Group PLC
7.627% due 12/29/2049 (a)		14,700	22,052
KBC Bank Fund Trust IV
8.220% due 11/29/2049		5,000	7,440

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)		Value (000s)
Lloyds TSB Capital I
7.375% due 02/07/2049		26,000	38,518
Republic of Italy
1.650% due 09/15/2008 (c)		38,421	49,142
Royal Bank of Scotland PLC
6.770% due 03/31/2049		107,300	136,205
Tyco International Group S.A.
4.375% due 11/19/2004		31,500	39,296
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	92
United Mexican States
6.750% due 06/06/2006	JY	2,000,000	20,007
7.500% due 03/08/2010	EC	5,000	7,135

Total Foreign Currency-Denominated Issues (Cost $362,484)			484,673

PURCHASED PUT OPTIONS 0.0%
Harborview Mortgage Loan Trust (OTC)
7.470% due 08/19/2030
Strike @ 100.000 Exp. 05/01/2005		$22,975	0

Total Purchased Put Options (Cost $0)			0

SHORT-TERM INSTRUMENTS 59.3%
Certificates of Deposit 5.6%
Bank of America N.A.
1.640% due 11/10/2004		28,100	28,100
Citibank New York N.A.
1.540% due 10/22/2004		279,000	279,000
1.560% due 10/22/2004		77,400	77,400
1.560% due 10/25/2004		300	300
1.640% due 11/08/2004		8,500	8,500
1.600% due 11/12/2004		46,300	46,300
1.650% due 11/15/2004		94,900	94,900
1.650% due 11/19/2004		116,400	116,400
1.660% due 11/23/2004		153,000	153,000
1.670% due 11/23/2004		323,100	323,100
1.710% due 11/29/2004		13,800	13,800
1.750% due 12/07/2004		574,200	574,200
1.805% due 12/10/2004		102,700	102,700
1.880% due 12/22/2004		467,600	467,600
1.920% due 12/29/2004		32,400	32,400
Dexia Bank New York N.A.
1.675% due 11/23/2004		115,700	115,700
Wells Fargo Bank N.A.
1.600% due 10/04/2004		7,800	7,800
1.610% due 10/05/2004		50,300	50,300
1.620% due 10/06/2004		395,600	395,600
1.650% due 10/07/2004		16,200	16,200

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.700% due 10/18/2004	217,600	217,600
1.760% due 10/25/2004	1,000,000	1,000,000
1.780% due 11/12/2004	103,300	103,300

		4,224,200

Commercial Paper 51.5%
ABN AMRO North America
1.480% due 10/06/2004	5,200	5,199
1.525% due 10/12/2004	12,200	12,194
1.675% due 11/26/2004	39,000	38,898
1.925% due 01/24/2005	48,800	48,493
1.935% due 01/27/2005	183,400	182,213
1.940% due 01/31/2005	113,700	112,936
1.945% due 01/31/2005	59,900	59,497
Altria Group, Inc.
1.800% due 10/29/2004	104,100	104,100
Anz (Delaware), Inc.
1.480% due 10/07/2004	14,400	14,396
1.485% due 10/07/2004	46,400	46,389
1.485% due 10/08/2004	1,900	1,899
1.570% due 10/26/2004	22,400	22,376
1.600% due 10/29/2004	30,700	30,662
1.615% due 11/02/2004	14,400	14,379
1.615% due 11/03/2004	35,400	35,348
1.700% due 11/10/2004	35,000	34,934
1.635% due 11/18/2004	45,400	45,301
1.640% due 11/18/2004	10,500	10,477
1.640% due 11/23/2004	93,300	93,075
1.735% due 12/06/2004	68,500	68,264
1.790% due 12/15/2004	276,000	274,913
1.845% due 12/17/2004	15,200	15,138
ASB Bank Ltd.
1.545% due 10/14/2004	47,800	47,773
1.570% due 10/22/2004	50,000	49,954
1.595% due 10/29/2004	50,000	49,938
1.645% due 11/04/2004	75,000	74,883
1.655% due 11/09/2004	145,700	145,439
1.725% due 12/03/2004	19,300	19,237
1.730% due 12/03/2004	1,100	1,096
1.850% due 12/15/2004	9,600	9,562
1.895% due 12/29/2004	800	796
Bank of Ireland
1.590% due 10/18/2004	123,000	122,908
1.580% due 10/27/2004	89,500	89,398
1.630% due 10/29/2004	96,000	95,878
1.625% due 11/05/2004	142,900	142,674
1.595% due 11/12/2004	100,000	99,814
1.635% due 11/15/2004	157,000	156,679
1.675% due 11/23/2004	86,500	86,287

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.720% due 11/29/2004	11,500	11,468
1.750% due 12/06/2004	50,300	50,127
1.785% due 12/08/2004	30,200	30,093
1.785% due 12/09/2004	27,800	27,700
1.840% due 12/17/2004	9,900	9,860
1.960% due 01/27/2005	5,100	5,067
Barclays U.S. Funding Corp.
1.770% due 10/21/2004	59,200	59,142
1.610% due 11/03/2004	234,900	234,553
1.750% due 11/15/2004	65,900	65,756
1.690% due 11/29/2004	40,700	40,587
1.800% due 12/08/2004	49,400	49,225
1.855% due 12/16/2004	44,000	43,824
1.855% due 12/21/2004	37,100	36,941
1.950% due 01/27/2005	29,600	29,408
CBA (de) Finance
1.470% due 10/06/2004	75,200	75,185
1.480% due 10/08/2004	5,600	5,598
1.485% due 10/08/2004	2,000	1,999
1.500% due 10/12/2004	11,000	10,995
1.505% due 10/12/2004	6,100	6,097
1.510% due 10/12/2004	11,900	11,895
1.515% due 10/15/2004	300	300
1.520% due 10/15/2004	14,300	14,292
1.565% due 10/25/2004	66,100	66,031
1.570% due 10/25/2004	2,225	2,223
1.630% due 11/16/2004	186,000	185,613
1.635% due 11/16/2004	25,300	25,247
1.645% due 11/19/2004	50,000	49,888
1.650% due 11/19/2004	5,200	5,188
1.655% due 11/22/2004	350,000	349,163
1.660% due 11/22/2004	10,600	10,575
1.735% due 12/07/2004	14,400	14,350
1.790% due 12/15/2004	174,600	173,912
1.850% due 12/15/2004	21,475	21,390
1.830% due 12/17/2004	2,600	2,589
1.840% due 12/20/2004	58,000	57,755
1.850% due 12/20/2004	20,700	20,612
1.860% due 12/22/2004	219,700	218,747
1.890% due 12/29/2004	46,500	46,279
CDC Commercial Corp.
1.480% due 10/05/2004	39,800	39,793
1.520% due 10/20/2004	300	300
1.640% due 11/17/2004	28,100	28,040
1.700% due 11/22/2004	17,500	17,457
1.670% due 11/23/2004	8,900	8,878
1.670% due 12/10/2004	10,700	10,661
1.850% due 12/22/2004	98,800	98,371

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
Danske Corp.
1.480% due 10/06/2004	92,200	92,181
1.490% due 10/12/2004	9,000	8,996
1.500% due 10/12/2004	5,500	5,497
1.510% due 10/12/2004	32,700	32,685
1.535% due 10/12/2004	12,800	12,794
1.520% due 10/18/2004	28,700	28,679
1.550% due 10/18/2004	1,000	999
1.540% due 10/20/2004	5,900	5,895
1.570% due 10/25/2004	21,430	21,408
1.620% due 10/25/2004	35,800	35,761
1.630% due 10/25/2004	30,200	30,167
1.580% due 10/29/2004	51,650	51,587
1.620% due 10/29/2004	1,000	999
1.645% due 11/19/2004	43,300	43,203
1.645% due 11/22/2004	126,900	126,598
1.655% due 11/22/2004	27,900	27,833
1.665% due 11/22/2004	16,500	16,460
1.685% due 11/29/2004	42,700	42,582
1.725% due 12/03/2004	52,300	52,129
1.765% due 12/09/2004	35,900	35,771
1.640% due 12/13/2004	86,300	85,969
1.770% due 12/13/2004	172,000	171,341
1.785% due 12/16/2004	16,000	15,936
1.810% due 12/16/2004	154,100	153,484
1.805% due 12/17/2004	161,800	161,143
1.790% due 12/20/2004	16,300	16,231
1.845% due 12/20/2004	38,100	37,939
1.845% due 12/21/2004	5,300	5,277
1.840% due 12/22/2004	94,800	94,389
1.850% due 12/27/2004	41,400	41,208
1.940% due 01/31/2005	4,100	4,072
Den Norske Bank ASA
1.500% due 10/06/2004	95,400	95,380
1.560% due 10/08/2004	60,700	60,682
1.590% due 10/19/2004	89,900	89,829
1.530% due 10/21/2004	5,200	5,196
1.635% due 11/16/2004	84,000	83,825
1.640% due 11/16/2004	62,000	61,870
1.650% due 11/19/2004	50,300	50,187
1.640% due 11/22/2004	48,800	48,684
1.730% due 12/02/2004	79,800	79,544
1.725% due 12/03/2004	211,400	210,709
1.770% due 12/07/2004	119,500	119,083
1.790% due 12/09/2004	93,100	92,765
1.790% due 12/10/2004	102,500	102,125
1.810% due 12/15/2004	42,100	41,934
1.830% due 12/15/2004	40,900	40,739

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.810% due 12/20/2004	7,900	7,867
1.840% due 12/23/2004	36,500	36,339
1.850% due 12/27/2004	67,200	66,889
1.860% due 12/28/2004	11,300	11,247
1.950% due 01/27/2005	28,500	28,316
1.960% due 01/27/2005	45,800	45,504
1.950% due 01/28/2005	36,600	36,361
1.980% due 02/01/2005	76,000	75,485
Dexia Delaware LLC
1.505% due 10/01/2004	12,500	12,500
1.485% due 10/04/2004	164,700	164,680
1.540% due 10/04/2004	313,000	312,960
1.485% due 10/05/2004	20,900	20,897
1.490% due 10/07/2004	78,800	78,780
1.535% due 10/19/2004	33,100	33,075
1.550% due 10/21/2004	46,200	46,160
1.560% due 10/25/2004	30,000	29,969
1.780% due 12/10/2004	79,400	79,255
1.810% due 12/13/2004	200	199
1.830% due 12/20/2004	5,200	5,178
1.855% due 12/23/2004	43,600	43,408
European Investment Bank
1.785% due 12/13/2004	6,400	6,375
Fannie Mae
1.446% due 10/06/2004	62,400	62,385
1.730% due 10/08/2004	64,600	64,578
1.482% due 10/13/2004	162,900	162,819
1.485% due 10/13/2004	288,200	288,057
1.520% due 10/15/2004	1,600	1,599
1.524% due 10/15/2004	24,000	23,986
1.483% due 10/20/2004	141,499	141,384
1.487% due 10/20/2004	28,400	28,377
1.488% due 10/20/2004	253,400	253,196
1.498% due 10/20/2004	206,213	206,047
1.526% due 10/20/2004	6,200	6,195
1.530% due 10/20/2004	9,400	9,392
1.537% due 10/20/2004	68,200	68,145
1.510% due 10/21/2004	49,700	49,658
1.559% due 10/27/2004	148,300	148,131
1.560% due 10/27/2004	49,500	49,444
1.567% due 10/27/2004	102,183	102,067
1.570% due 10/27/2004	94,800	94,680
1.180% due 11/01/2004	58,500	58,420
1.563% due 11/03/2004	82,400	82,281
1.575% due 11/03/2004	102,318	102,170
1.596% due 11/03/2004	19,515	19,487
1.605% due 11/03/2004	131,700	131,505
1.610% due 11/03/2004	52,000	51,926

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.611% due 11/03/2004	167,700	167,452
1.682% due 11/08/2004	675,500	674,281
1.690% due 11/08/2004	6,200	6,189
1.693% due 11/08/2004	126,300	126,069
1.710% due 11/09/2004	222,800	222,387
1.557% due 11/10/2004	28,050	28,000
1.605% due 11/10/2004	65,700	65,583
1.719% due 11/12/2004	25,100	25,048
1.734% due 11/15/2004	20,200	20,155
1.740% due 11/15/2004	24,800	24,746
1.564% due 11/17/2004	76,400	76,237
1.573% due 11/17/2004	14,100	14,070
1.578% due 11/17/2004	63,500	63,366
1.579% due 11/17/2004	104,500	104,279
1.586% due 11/17/2004	111,300	111,065
1.625% due 11/17/2004	46,400	46,302
1.470% due 11/22/2004	139,700	139,383
1.630% due 11/24/2004	413,600	412,552
1.635% due 11/24/2004	17,100	17,056
1.660% due 11/24/2004	500,343	499,087
1.800% due 11/29/2004	56,300	56,134
1.594% due 12/01/2004	6,200	6,180
1.595% due 12/01/2004	300	299
1.687% due 12/01/2004	118,955	118,579
1.700% due 12/01/2004	193,800	193,188
1.760% due 12/04/2004	50,000	49,833
1.723% due 12/08/2004	29,400	29,296
1.724% due 12/08/2004	215,500	214,735
1.725% due 12/08/2004	250,100	249,212
1.731% due 12/08/2004	35,400	35,274
1.739% due 12/08/2004	6,200	6,178
1.760% due 12/08/2004	379,200	377,854
1.769% due 12/15/2004	4,900	4,881
1.774% due 12/15/2004	587,721	585,405
1.780% due 12/15/2004	59,800	59,564
1.819% due 12/22/2004	318,500	317,118
1.820% due 12/22/2004	29,300	29,173
1.920% due 12/29/2004	95,800	95,345
Federal Home Loan Bank
1.550% due 10/01/2004	27,200	27,200
1.551% due 10/01/2004	15,700	15,700
1.580% due 10/04/2004	50,500	50,493
1.495% due 10/06/2004	4,190	4,189
1.505% due 10/06/2004	54,500	54,489
1.650% due 10/07/2004	35,900	35,890
1.437% due 10/08/2004	66,000	65,981
1.438% due 10/08/2004	5,000	4,999
1.439% due 10/08/2004	263,110	263,036

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.680% due 10/12/2004	131,600	131,532
1.680% due 10/13/2004	540,000	539,698
1.462% due 10/15/2004	24,900	24,886
1.466% due 10/15/2004	3,500	3,498
1.468% due 10/15/2004	110,800	110,725
1.475% due 10/15/2004	154,500	154,411
1.740% due 10/20/2004	11,640	11,629
1.520% due 10/21/2004	97,400	97,318
1.510% due 10/22/2004	500	500
1.743% due 10/22/2004	9,200	9,191
1.565% due 10/27/2004	16,400	16,381
1.570% due 10/29/2004	36,500	36,455
1.584% due 10/29/2004	14,700	14,680
1.575% due 11/03/2004	667,000	666,029
1.585% due 11/03/2004	110,830	110,669
1.600% due 11/05/2004	109,550	109,388
1.585% due 11/10/2004	68,765	68,644
1.566% due 11/12/2004	23,600	23,556
1.595% due 11/12/2004	188,600	188,251
1.610% due 11/17/2004	8,000	7,983
1.603% due 11/19/2004	32,000	31,930
1.604% due 11/19/2004	16,900	16,863
1.605% due 11/19/2004	11,750	11,724
1.611% due 11/19/2004	22,100	22,047
1.648% due 11/26/2004	43,600	43,480
1.655% due 11/26/2004	9,100	9,077
1.690% due 12/03/2004	183,000	182,402
1.805% due 12/07/2004	4,500	4,484
1.650% due 12/08/2004	46,100	45,936
1.743% due 12/10/2004	27,765	27,663
1.749% due 12/10/2004	35,616	35,486
1.750% due 12/10/2004	120,900	120,458
1.790% due 12/17/2004	74,420	74,118
1.844% due 12/27/2004	121,800	121,236
1.845% due 12/27/2004	95,100	94,660
Ford Motor Credit Co.
2.470% due 04/04/2005	65,500	64,792
2.480% due 04/04/2005	65,500	64,792
ForeningsSparbanken AB
1.535% due 10/04/2004	133,300	133,283
1.530% due 10/12/2004	20,900	20,890
1.555% due 10/12/2004	98,700	98,653
1.560% due 10/21/2004	29,100	29,075
1.720% due 11/29/2004	46,300	46,169
1.720% due 11/30/2004	81,500	81,247
1.785% due 12/07/2004	69,000	68,759
1.800% due 12/08/2004	178,800	178,165
1.780% due 12/10/2004	53,700	53,503

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.800% due 12/20/2004	52,700	52,477
1.900% due 12/20/2004	123,600	123,077
Fortis Funding LLC
1.860% due 12/23/2004	163,900	163,900
1.930% due 01/25/2005	400	397
1.965% due 02/01/2005	28,500	28,307
Freddie Mac
1.455% due 10/05/2004	412	412
1.575% due 10/12/2004	462,800	462,472
1.530% due 10/15/2004	883	882
1.540% due 10/18/2004	3,300	3,298
1.463% due 10/19/2004	2,100	2,098
1.474% due 10/19/2004	300	300
1.500% due 10/19/2004	653	653
1.560% due 10/20/2004	17,200	17,186
1.543% due 10/25/2004	600	599
1.545% due 10/25/2004	6,200	6,194
1.547% due 10/26/2004	15,900	15,883
1.549% due 10/26/2004	54,624	54,558
1.530% due 11/01/2004	9,100	9,088
1.568% due 11/02/2004	102,300	102,154
1.574% due 11/02/2004	10,100	10,086
1.580% due 11/02/2004	103,300	103,154
1.582% due 11/02/2004	9,300	9,287
1.530% due 11/08/2004	3,200	3,195
1.540% due 11/08/2004	335,000	334,455
1.585% due 11/09/2004	120,900	120,692
1.586% due 11/09/2004	30,000	29,949
1.545% due 11/10/2004	6,700	6,688
1.532% due 11/12/2004	169,150	168,839
1.536% due 11/12/2004	6,200	6,189
1.537% due 11/12/2004	6,200	6,189
1.545% due 11/12/2004	312,000	311,437
1.570% due 11/15/2004	223,780	223,341
1.618% due 11/16/2004	13,200	13,173
1.620% due 11/16/2004	117,600	117,357
1.571% due 11/22/2004	3,300	3,292
1.579% due 11/22/2004	414,700	413,754
1.580% due 11/22/2004	128,150	127,858
1.545% due 11/23/2004	27,500	27,437
1.585% due 11/23/2004	32,500	32,422
1.614% due 11/23/2004	4,400	4,389
1.622% due 11/23/2004	21,300	21,247
1.572% due 11/24/2004	189,000	188,555
1.575% due 11/24/2004	11,700	11,672
1.569% due 11/26/2004	250,000	249,304
1.570% due 11/26/2004	6,500	6,484
1.690% due 11/30/2004	6,500	6,480

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.701% due 11/30/2004	6,900	6,879
1.605% due 12/01/2004	60,250	60,060
1.749% due 12/07/2004	490,900	489,187
1.762% due 12/07/2004	1,900	1,893
1.777% due 12/14/2004	2,700	2,689
1.779% due 12/14/2004	167,466	166,815
1.780% due 12/14/2004	23,800	23,707
1.782% due 12/14/2004	4,800	4,781
1.820% due 12/21/2004	158,800	158,119
1.930% due 01/24/2005	280,000	278,239
1.930% due 01/31/2005	294,400	292,422
General Electric Capital Corp.
1.800% due 10/01/2004	33,000	33,000
1.500% due 10/04/2004	2,775	2,775
1.580% due 11/01/2004	52,500	52,429
1.590% due 11/05/2004	18,100	18,072
1.590% due 11/08/2004	58,700	58,601
1.600% due 11/08/2004	7,000	6,988
1.600% due 11/09/2004	26,400	26,354
1.630% due 11/09/2004	8,300	8,285
1.590% due 11/10/2004	41,100	41,027
1.610% due 11/16/2004	53,800	53,689
1.720% due 12/02/2004	31,500	31,399
1.800% due 12/14/2004	39,600	39,446
1.800% due 12/15/2004	67,000	66,736
1.800% due 12/16/2004	30,700	30,577
General Motors Acceptance Corp.
2.362% due 03/21/2005	3,300	3,267
2.404% due 03/22/2005	107,900	106,829
2.495% due 04/05/2005	85,400	84,471
2.535% due 04/05/2005	49,110	48,576
GlaxoSmithKline PLC
1.660% due 11/23/2004	64,200	64,043
HBOS Treasury Services PLC
1.320% due 10/01/2004	46,600	46,600
1.495% due 10/05/2004	17,100	17,097
1.480% due 10/06/2004	8,300	8,298
1.505% due 10/06/2004	135,100	135,072
1.480% due 10/08/2004	5,100	5,099
1.490% due 10/12/2004	15,400	15,393
1.530% due 10/13/2004	22,750	22,738
1.515% due 10/15/2004	30,000	29,982
1.535% due 10/15/2004	18,600	18,589
1.540% due 10/19/2004	4,000	3,997
1.560% due 10/19/2004	6,900	6,895
1.570% due 10/21/2004	75,000	74,935
1.580% due 10/21/2004	1,400	1,399
1.550% due 10/26/2004	1,100	1,099

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.580% due 10/26/2004	39,300	39,257
1.585% due 10/26/2004	1,300	1,299
1.640% due 10/26/2004	14,600	14,583
1.580% due 10/27/2004	20,149	20,126
1.620% due 10/29/2004	9,700	9,688
1.625% due 11/02/2004	136,200	136,003
1.575% due 11/05/2004	7,500	7,489
1.575% due 11/09/2004	45,200	45,123
1.635% due 11/09/2004	29,400	29,348
1.610% due 11/10/2004	40,900	40,827
1.580% due 11/12/2004	100,000	99,816
1.645% due 11/16/2004	42,000	41,912
1.650% due 11/18/2004	10,100	10,078
1.655% due 11/18/2004	37,600	37,517
1.655% due 11/19/2004	38,000	37,914
1.670% due 11/24/2004	19,700	19,651
1.715% due 11/26/2004	29,700	29,621
1.715% due 11/29/2004	44,800	44,674
1.710% due 11/30/2004	82,800	82,543
1.715% due 11/30/2004	8,000	7,975
1.720% due 11/30/2004	56,700	56,524
1.720% due 12/01/2004	11,100	11,065
1.725% due 12/01/2004	34,700	34,590
1.730% due 12/02/2004	88,800	88,515
1.735% due 12/03/2004	23,700	23,622
1.780% due 12/07/2004	45,200	45,042
1.780% due 12/08/2004	27,800	27,701
1.780% due 12/10/2004	16,400	16,340
1.750% due 12/14/2004	7,200	7,172
1.820% due 12/14/2004	45,800	45,622
1.805% due 12/15/2004	70,900	70,621
1.840% due 12/17/2004	17,500	17,429
1.850% due 12/17/2004	32,750	32,617
1.850% due 12/20/2004	7,200	7,170
1.890% due 12/23/2004	53,350	53,118
1.955% due 01/25/2005	59,700	59,321
1.950% due 01/31/2005	34,900	34,665
ING U.S. Funding LLC
1.505% due 10/01/2004	8,200	8,200
1.470% due 10/04/2004	1,300	1,300
1.480% due 10/04/2004	22,935	22,932
1.485% due 10/05/2004	8,900	8,899
1.570% due 10/20/2004	291	291
1.570% due 10/22/2004	26,150	26,126
1.580% due 11/08/2004	86,600	86,456
1.590% due 11/08/2004	3,300	3,294
1.620% due 11/08/2004	103,900	103,722
1.635% due 11/15/2004	17,600	17,564

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.660% due 11/22/2004	23,000	22,945
1.665% due 11/23/2004	41,600	41,498
1.720% due 12/01/2004	40,600	40,472
1.730% due 12/01/2004	13,900	13,856
1.730% due 12/02/2004	27,200	27,113
1.790% due 12/08/2004	16,200	16,142
1.790% due 12/09/2004	88,700	88,381
1.790% due 12/10/2004	24,000	23,912
1.820% due 12/16/2004	3,900	3,884
1.840% due 12/21/2004	7,100	7,070
1.940% due 01/25/2005	26,800	26,630
KFW International Finance, Inc.
1.940% due 01/18/2005	19,000	18,887
Lloyds Bank PLC
1.485% due 10/01/2004	233,100	233,100
1.530% due 10/22/2004	11,800	11,789
National Australia Funding, Inc.
1.620% due 10/01/2004	26,200	26,200
1.570% due 10/04/2004	6,200	6,199
1.590% due 10/04/2004	46,200	46,194
1.590% due 10/19/2004	55,900	55,856
1.770% due 11/10/2004	44,200	44,113
Nordea North America, Inc.
1.600% due 10/20/2004	3,100	3,097
1.730% due 11/29/2004	31,500	31,411
1.720% due 11/30/2004	51,300	51,141
1.730% due 12/03/2004	58,100	57,910
1.790% due 12/08/2004	60,400	60,186
1.790% due 12/09/2004	42,600	42,447
1.850% due 12/16/2004	22,330	22,241
1.865% due 12/21/2004	56,200	55,959
1.910% due 01/18/2005	20,900	20,776
1.920% due 01/25/2005	70,800	70,350
1.955% due 01/28/2005	55,800	55,436
1.970% due 01/28/2005	90,800	90,207
1.970% due 01/31/2005	111,000	110,254
Pfizer, Inc.
1.540% due 10/04/2004	7,600	7,599
1.450% due 10/06/2004	1,500	1,500
1.500% due 10/06/2004	188,700	188,661
1.500% due 10/07/2004	300	300
1.710% due 10/19/2004	1,700	1,699
1.620% due 10/20/2004	15,100	15,087
1.620% due 10/25/2004	26,400	26,371
1.600% due 11/16/2004	14,200	14,171
1.690% due 12/14/2004	288,400	287,278
Rabobank USA Financial Corp.
1.860% due 10/01/2004	112,900	112,900

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.950% due 01/26/2005	79,800	79,288
1.925% due 01/27/2005	194,700	193,440
1.960% due 01/28/2005	85,000	84,445
1.970% due 01/28/2005	738	733
Royal Bank of Scotland PLC
1.570% due 10/12/2004	44,900	44,878
1.595% due 10/18/2004	40,000	39,970
1.540% due 10/19/2004	23,000	22,982
1.555% due 10/25/2004	44,400	44,354
1.630% due 10/25/2004	73,400	73,320
1.600% due 10/29/2004	55,900	55,830
1.630% due 11/03/2004	42,400	42,337
1.690% due 11/29/2004	31,900	31,812
1.780% due 12/10/2004	1,400	1,395
1.835% due 12/20/2004	30,400	30,271
1.810% due 12/22/2004	47,300	47,095
Shell Finance (UK) PLC
1.510% due 10/01/2004	94,200	94,200
1.550% due 10/06/2004	7,400	7,398
1.585% due 10/13/2004	15,100	15,092
1.610% due 10/28/2004	19,900	19,876
1.615% due 10/28/2004	11,500	11,486
1.610% due 11/05/2004	85,000	84,867
1.710% due 11/08/2004	32,200	32,142
1.685% due 11/24/2004	4,600	4,588
1.760% due 12/06/2004	93,000	92,680
1.780% due 12/09/2004	2,700	2,690
1.780% due 12/15/2004	128,900	128,392
1.950% due 01/28/2005	28,600	28,416
Spintab AB
1.530% due 10/05/2004	5,900	5,899
1.505% due 10/12/2004	2,300	2,299
1.580% due 10/12/2004	3,400	3,398
1.530% due 10/13/2004	25,000	24,987
1.580% due 10/14/2004	28,100	28,084
1.540% due 10/19/2004	400	400
1.540% due 10/20/2004	67,800	67,745
1.605% due 10/29/2004	82,000	81,898
1.610% due 11/01/2004	38,500	38,447
1.615% due 11/01/2004	24,900	24,865
1.640% due 11/01/2004	20,500	20,471
1.590% due 11/10/2004	3,400	3,394
1.620% due 11/10/2004	2,600	2,595
1.740% due 12/02/2004	15,400	15,351
1.710% due 12/03/2004	9,200	9,170
1.820% due 12/14/2004	250,000	249,027
1.820% due 12/15/2004	75,000	74,704
1.960% due 01/26/2005	59,100	58,721

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.970% due 01/31/2005	82,400	81,846
Stadshypoket Delaware, Inc.
1.480% due 10/07/2004	10,000	9,998
1.525% due 10/15/2004	18,600	18,589
1.585% due 11/08/2004	43,000	42,928
1.590% due 11/09/2004	500	499
1.610% due 11/09/2004	29,100	29,049
1.820% due 12/14/2004	11,000	10,957
1.850% due 12/20/2004	3,500	3,485
Statens Bostadsfin Bank
1.530% due 10/14/2004	19,900	19,889
1.545% due 10/19/2004	50,000	49,961
1.530% due 10/20/2004	10,800	10,791
1.580% due 10/27/2004	4,100	4,095
1.625% due 11/10/2004	300	299
1.635% due 11/15/2004	74,000	73,849
1.640% due 11/22/2004	50,000	49,882
1.730% due 12/02/2004	22,800	22,727
1.810% due 12/17/2004	8,200	8,167
Svenska Handelsbanken, Inc.
1.600% due 10/27/2004	98,200	98,087
1.615% due 10/29/2004	18,200	18,177
1.625% due 11/04/2004	24,400	24,363
1.610% due 11/10/2004	6,300	6,289
1.630% due 11/10/2004	285,600	285,083
1.645% due 11/22/2004	12,750	12,720
1.650% due 11/22/2004	296,400	295,694
1.660% due 11/22/2004	14,700	14,665
1.670% due 11/22/2004	50,000	49,879
1.685% due 11/22/2004	22,200	22,146
1.730% due 12/02/2004	41,200	41,068
1.740% due 12/03/2004	64,900	64,688
1.790% due 12/08/2004	254,600	253,696
1.785% due 12/13/2004	188,200	187,479
1.800% due 12/15/2004	69,500	69,226
1.860% due 12/27/2004	35,300	35,137
1.870% due 12/27/2004	8,900	8,859
1.955% due 01/31/2005	194,400	193,094
TotalFinaElf Capital S.A.
1.880% due 10/01/2004	213,400	213,400
1.790% due 12/16/2004	272,700	271,609
Toyota Motor Credit Corp.
1.630% due 11/03/2004	25,400	25,362
1.770% due 12/07/2004	100,000	99,651
UBS Finance, Inc.
1.480% due 10/01/2004	193,900	193,900
1.485% due 10/14/2004	2,700	2,699
1.570% due 10/25/2004	100,200	100,095

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.575% due 11/09/2004	7,400	7,387
1.530% due 11/15/2004	4,400	4,392
1.600% due 11/15/2004	33,450	33,383
1.630% due 11/16/2004	51,200	51,093
1.665% due 11/23/2004	63,500	63,344
1.675% due 11/24/2004	119,800	119,499
1.690% due 11/24/2004	18,000	17,954
1.700% due 11/24/2004	4,675	4,663
1.690% due 11/29/2004	210,300	209,718
1.700% due 11/30/2004	85,000	84,736
1.735% due 12/03/2004	39,800	39,670
1.765% due 12/07/2004	71,600	71,350
1.770% due 12/07/2004	35,900	35,775
1.785% due 12/14/2004	60,700	60,464
1.850% due 12/21/2004	63,700	63,427
1.870% due 12/21/2004	8,600	8,564
1.835% due 12/22/2004	29,500	29,372
1.930% due 01/24/2005	242,700	241,173
1.940% due 01/25/2005	247,500	245,928
1.955% due 01/31/2005	61,100	60,689
UniCredit Delaware
1.545% due 10/22/2004	37,800	37,766
1.570% due 10/22/2004	4,600	4,596
1.630% due 11/05/2004	38,000	37,940
1.635% due 11/05/2004	4,600	4,593
1.620% due 11/10/2004	4,100	4,093
1.615% due 11/12/2004	99,900	99,712
1.640% due 11/16/2004	9,700	9,680
1.700% due 12/06/2004	1,300	1,296
1.840% due 12/20/2004	53,000	52,776
Westpac Capital Corp.
1.405% due 10/04/2004	42,300	42,295
1.460% due 10/04/2004	8,121	8,120
1.485% due 10/08/2004	25,500	25,493
1.550% due 10/15/2004	210	210
1.620% due 11/02/2004	164,300	164,063
1.640% due 11/16/2004	190,200	189,801
1.650% due 11/19/2004	31,600	31,529
1.675% due 11/26/2004	50,000	49,870
1.680% due 11/26/2004	12,500	12,467
1.690% due 11/26/2004	44,700	44,582
1.695% due 11/26/2004	34,400	34,309
1.625% due 11/29/2004	1,100	1,097
1.650% due 12/06/2004	10,100	10,065
1.720% due 12/09/2004	84,900	84,594
1.775% due 12/10/2004	177,900	177,249
1.795% due 12/15/2004	250,000	249,015
1.865% due 12/23/2004	18,800	18,717
1.925% due 01/21/2005	49,000	48,701
1.930% due 01/21/2005	44,200	43,930

Schedule of Investments

Total Return Fund

September 30, 2004 (Unaudited)

	Principal Amount (000s)	Value (000s)
1.965% due 01/27/2005	14,000	13,909
1.970% due 01/27/2005	26,600	26,428
1.965% due 01/28/2005	200,000	198,694
Westpac Trust Securities NZ Ltd.
1.520% due 10/15/2004	19,900	19,888
1.550% due 10/21/2004	150,000	149,871
1.665% due 11/23/2004	76,300	76,113
1.685% due 11/26/2004	47,100	46,977
1.790% due 12/15/2004	99,500	99,108

		39,143,186

Repurchase Agreements 0.3%
Lehman Brothers, Inc.
1.660% due 10/01/2004	31,200	31,200
(Dated 09/30/2004. Collateralized by U.S. Treasury Bonds 6.750% due 08/15/2026 valued at $32,196. Repurchase proceeds are $31,201.)
State Street Bank
1.400% due 10/01/2004	208,693	208,693

(Dated 09/30/2004. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $8,869; 2.000% due 01/15/2006 valued at $178,519 and Freddie Mac 2.875% due 09/15/2005 valued at $25,502. Repurchase proceeds are $208,701.)

		239,893

U.S. Treasury Bills 1.9%
1.582% due 10/07/2004-03/24/2005 (f)(g)(h)	1,459,307	1,454,395

Total Short-Term Instruments (Cost $45,063,655)		45,061,674

Total Investments 113.3% (Cost $85,431,059)		$86,119,793

Written Options (0.1%)		(99,690)
(Premiums $119,505) (j)

Other Assets and Liabilities (Net) (13.2%)		(10,007,897)

Net Assets 100.0%		$76,012,206

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Principal only security.

(e) Interest only security.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) Securities with an aggregate market value of $37,389 have been pledged as collateral for swap and swaption contracts at September 30, 2004.

(h) Securities with an aggregate market value of $435,873 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	42,005	$499
Eurodollar September Long Futures	09/2005	24,448	4,081
Eurodollar December Long Futures	12/2004	11,217	(220)
Eurodollar December Long Futures	12/2005	5,587	6,291
Euribor December Long Futures	12/2005	27,342	6,952
Euribor June Long Futures	06/2005	1,500	752
Euribor September Long Futures	09/2005	18,670	16,143
Euribor Written Put Options Strike @ 97.000	12/2004	3,044	3,093

Euro-Bobl 5-Year Note Long Futures	12/2004	20,048	10,141
Euro-Bund 10-Year Note Long Futures	12/2004	36,404	1,360
Government of Japan 10-Year Note Long Futures	12/2004	880	11,841

U.S. Treasury 10-year Note Long Futures	12/2004	100,086	51,494
U.S. Treasury 30-year Bond Long Futures	12/2004	1,112	(1,588)

U.S. Treasury 5-year Note Long Futures	12/2004	8,979	1,873
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 94.250	06/2005	6,432	2,416

			$115,128

(i) Swap agreements outstanding at September 30, 2004:

Interest Rate Swaps

C ounterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2006		$81,150	$926
J.P. Morgan Chase & Co.	3-month LIBOR	Pay	4.000%	12/15/2009		2,223,200	89,826
UBS Warburg LLC	3-month LIBOR	Pay	4.000%	12/15/2009		1,760,900	42,898
Bank of America	3-month LIBOR	Pay	4.000%	12/15/2009		1,216,500	47,237
Barclays Bank PLC	3-month LIBOR	Pay	4.000%	12/15/2009		282,700	7,090
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		116,400	(938)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP	326,480	(3,004)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(16,292)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(8,868)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(2,197)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(2,332)
Goldman Sachs & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		443,400	(5,468)
Morgan Stanley Dean Witter & Co.	3-month LIBOR	Pay	5.000%	12/15/2014		295,800	(3,624)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2017		77,300	(480)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		5,800	63
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		38,100	(207)
Goldman Sachs & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2017		336,300	440
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017		62,000	2,139

Goldman Sachs & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2017	EC	560,700	18,634
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		134,100	(1,896)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		96,900	(2,242)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032		243,700	8,934
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		59,900	1,193
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		345,600	(9,123)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		152,600	(2,780)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		48,500	(613)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		781,400	19,291

							$178,607

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500% due 04/08/2033	Sell	0.650%	05/20/2005	$10,100	$32
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	9,000	36
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,670	43
Goldman Sachs & Co.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.000%	01/16/2005	10,000	469
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.300%	01/25/2005	5,000	20

Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.310%	01/29/2005	9,000	37
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	27.650%	11/26/2004	10,000	426
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	28.000%	11/27/2004	10,000	454
J.P. Morgan Chase & Co.	Federative Republic of Brazil 8.000% due 04/15/2014	Sell	28.000%	12/11/2004	10,000	560
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	1,400	2
Lehman Brothers, Inc.	Niagara Mohawk Power Corp. 7.750% due 10/01/2008	Sell	0.650%	12/31/2004	50,000	63
Lehman Brothers, Inc.	AOL Time Warner, Inc. 7.750% due 06/15/2005	Sell	0.510%	01/25/2005	10,000	8
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	37,800	72
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	9,700	14
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	2,100	3
Merrill Lynch & Co., Inc.	Federative Republic of Brazil floating rate based on 6-month LIBOR plus 0.813% due 04/15/2006	Sell	16.500%	01/16/2005	8,500	412
Merrill Lynch & Co., Inc.	United Mexican States 9.750% due 04/06/2005	Sell	1.250%	01/22/2005	16,000	58
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	30,700	93
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	10,100	94

Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	7,700	16
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.500% due 07/15/2006	Sell	0.215%	02/26/2007	103,300	279
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	56

						$3,247

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.550%	10/01/2004	$61,300	$0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.390%	11/01/2004	$96,400	0
Bank of America	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.330%	01/01/2005	$96,900	0
Wachovia Bank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.400%	03/01/2005	$112,800	0
Citibank N.A.	Lehman Commercial Mortgage-Backed Securities Index	1-month LIBOR less 0.350%	04/01/2005	$108,500	0

					$0

(j) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	114.000	11/26/2004	49,145	$33,995	$28,412
Put - CBOT U.S. Treasury Note December Futures	110.000	11/26/2004	22,511	16,297	6,683
Put - CBOT U.S. Treasury Note December Futures	111.000	11/26/2004	10,919	3,853	5,631

				$54,145	$40,726

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3.800	%**	10/07/2004	$320,600	$1,529	$0
Call - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%**	10/19/2004	272,800	11,361	30,124
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.000	%*	10/19/2004	272,800	11,020	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.000	%**	10/19/2004	135,500	5,468	14,962
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	6.000	%*	10/19/2004	135,500	5,468	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.200	%**	11/02/2004	25,200	791	1,519
Put - OTC 7-Year Interest Rate Swap	Bank of America	6.700	%*	11/02/2004	185,200	5,978	0
Put - OTC 7-Year Interest Rate Swap	Morgan Stanley Dean Witter & Co.			11/02/2004	400,000	13,710	0

Call - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%**	01/07/2005	76,300	1,593	5,556

Put - OTC 7-Year Interest Rate Swap	Bank of America	7.000	%*	01/07/2005	76,300	2,888	0
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	01/07/2005	500	17	3
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	5.500	%**	01/07/2005	93,100	2,367	6,778
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	01/07/2005	94,100	3,102	0
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	4.000	%**	01/07/2005	500	17	3
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	700	20	8
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	700	12	4
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005	500	14	6
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005	500	5	1

						$65,360	$58,964

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(k) Restricted securities as of September 30, 2004:

Issuer Description	Acquisition Date	Cost as of September 30, 2004	Market Value as of September 30, 2004	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	07/21/1992	$1,618	$1,550	0.00%
First Interstate Bancorp	01/04/1990	25	24	0.00%
First Interstate Bancorp	01/04/1990	2	2	0.00%
Goldman Sachs Mortgage Corp.	06/24/1993	4,443	4,568	0.01%
Mazda Manufacturing Corp.	03/31/1992 - 08/30/1993	1,291	1,228	0.00%
United Airlines, Inc.	12/28/2001	10,500	2,741	0.00%
United Telecom, Inc.	09/22/2003	728	737	0.00%
United Telephone Company of the Northwest	05/02/2002	2,635	2,894	0.00%
Wilmington Trust Co.	03/31/1992 - 08/30/1993	297	305	0.00%

		$21,539	$14,049	0.01%

(l) Short sales open at September 30, 2004 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Bond	6.000	02/15/2026	$58,800	$67,057	$65,301
U.S. Treasury Bond	6.250	05/15/2030	11,395	13,528	13,166
U.S. Treasury Bond	5.375	02/15/2031	81,760	87,611	86,896
U.S. Treasury Note	3.875	02/15/2013	167,700	166,704	166,298
U.S. Treasury Note	4.750	05/15/2014	777,900	816,796	811,353

				$1,151,696	$1,143,014

(m) Forward foreign currency contracts outstanding at September 30, 2004:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Sell	BP	867	10/2004	$0	$(20)	$(20)
Buy	BR	49,290	10/2004	1,443	0	1,443
Buy		47,450	11/2004	878	0	878
Buy		51,900	12/2004	461	0	461
Buy	C$	509,886	10/2004	11,708	0	11,708
Buy	CP	14,564,414	11/2004	1,103	0	1,103
Buy		10,484,146	12/2004	123	0	123
Sell	EC	674,508	10/2004	0	(19,546)	(19,546)
Buy	H$	120,037	10/2004	0	(29)	(29)
Buy		124,123	11/2004	0	(12)	(12)
Buy		134,483	12/2004	0	(2)	(2)
Buy	JY	141,230,232	10/2004	5,582	0	5,582
Buy	KW	17,895,190	10/2004	186	0	186
Buy		18,585,769	11/2004	101	0	101
Buy		20,414,000	12/2004	0	(83)	(83)
Buy	MP	182,846	11/2004	52	0	52
Buy		193,950	12/2004	111	0	111
Sell	N$	56,083	10/2004	0	(1,002)	(1,002)

Buy	PN	54,642	11/2004	250	0	250
Buy		61,683	12/2004	91	0	91
Buy	PZ	59,498	11/2004	203	0	203
Buy		59,689	12/2004	198	0	198
Buy	RP	1,188,744	12/2004	0	(233)	(233)
Buy	RR	438,671	10/2004	94	0	94
Buy		455,028	11/2004	156	0	156
Buy		527,623	12/2004	30	0	30
Buy	S$	26,023	10/2004	287	0	287
Buy		26,983	11/2004	256	0	256
Buy		29,492	12/2004	54	0	54
Buy	SV	517,206	11/2004	306	0	306
Buy		592,714	12/2004	155	0	155
Buy	T$	528,589	11/2004	34	0	34
Buy		574,533	12/2004	0	(63)	(63)

				$23,862	$(20,990)	$2,872

(n) The aggregate value of fair valued securities is $123,607, which is 0.16% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

Item 7.		Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.		Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 9.		Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.		Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to PIMCO Funds: Pacific Investment Management Series is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the Fund’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 11.	Exhibits.

	(a)(1)	Not applicable.

	(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds: Pacific Investment Management Series

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President, Principal Executive Officer

Date:	December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President, Principal Executive Officer

Date:	December 9, 2004

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	December 9, 2004